                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08629

                           HARTFORD SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934 Date of fiscal year end: December 31, 2005

Date of reporting period: January 1, 2005 - June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

A MESSAGE FROM THE PRESIDENT(1)
DEAR FELLOW CONTRACT OWNER,
Although we enjoyed deliberate progress in 2004, the first six months of 2005 have been frustrating.

A gain one week seemed to have been followed by a quick retreat the next. Indeed, through June 30, 2005, the market's total return (price appreciation plus reinvested dividends), as measured by the S&P 500 Index,(2) was down 0.81%.(3) In other words, essentially flat.

Several factors contributed to this market environment, including:
- Rising Federal Reserve Board federal funds rates
- Declining long-term interest rates
- Record high energy prices, and
- Steadily rising inflation

Unfortunately, your suite of variable annuities was not immune to these influences.

And while a number of equity-based subaccounts outperformed the S&P 500 Index during this period, it disappoints me to report that other subaccounts did not.

To be sure, six months is a brief period in which to judge long-term investments.

Nevertheless, negative performance is never easy to accept, even for long-term investors. And adding to long-term goals during a stagnant market can test the resolve of novice and seasoned investors alike.

However, it is during times like these--when markets seem indecisive--that experienced security selection, peerless research and active management can take on added importance. For if history tells us anything, it is that those who have remained focused on the long term have been rewarded.

A disciplined, long-term approach to investing has been a guiding principle of all our money managers. And it is one reason why my confidence in their experience and ability to uncover new investment opportunities for our contract owners remains steadfast.

I invite you to read the first few pages of the financial sections of this report to better understand how the underlying funds in your portfolio performed, and to discover each manager's outlook for the future.

I also encourage you to discuss your progress with your investment professional. He or she can help you remain focused on your long-term plan.

Finally, remember that as important as investment progress is, your variable annuity also includes guaranteed(4) protection benefits both for you during your life and for your beneficiaries should death occur during a market decline.

For over 195 years, families have trusted The Hartford(5) to help them plan for the future. On behalf of the men and women at The Hartford, thank you for investing with us.

TOM MARRA
(1) Tom Marra is president and chief operating officer of Hartford Life, Inc.
(2) The S&P 500 is an unmanaged index that measures broad-based changes in stock market conditions based on the average performance of 500 widely held common stocks. It does not represent the performance of a specific product or investment option and is not available for direct investment.
(3) Source: Lipper Analytical
(4) Guarantees are based on the claims-paying ability of the issuing company and do not apply to the investment performance or safety of the investment options.
(5) "The Hartford" is The Hartford Financial Services Group, Inc., and its subsidiaries, including the issuing companies of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company.


         Semi-Annual Report
         June 30, 2005                                     (STAG PHOTO)

                                        - Manager Discussions
                                        - Financials

                                                             (THE HARTFORD LOGO)

                                                      HARTFORD SERIES FUND, INC.
                                               HARTFORD HLS SERIES FUND II, INC.

TABLE OF CONTENTS

    Manager Discussions (Unaudited)                                   1
    Hartford Series Fund, Inc. and Hartford HLS Series Fund II,
    Inc. Financial Statements:
      Schedule of Investments as of June 30, 2005: (Unaudited)
         Hartford Advisers HLS Fund                                  61
         Hartford Capital Appreciation HLS Fund                      67
         Hartford Disciplined Equity HLS Fund                        70
         Hartford Dividend and Growth HLS Fund                       72
         Hartford Equity Income HLS Fund                             74
         Hartford Focus HLS Fund                                     76
         Hartford Global Advisers HLS Fund                           78
         Hartford Global Communications HLS Fund                     91
         Hartford Global Financial Services HLS Fund                 93
         Hartford Global Health HLS Fund                             95
         Hartford Global Leaders HLS Fund                            97
         Hartford Global Technology HLS Fund                        100
         Hartford Growth HLS Fund                                   102
         Hartford Growth Opportunities HLS Fund                     104
         Hartford High Yield HLS Fund                               106
         Hartford Index HLS Fund                                    113
         Hartford International Capital Appreciation HLS Fund       119
         Hartford International Opportunities HLS Fund              121
         Hartford International Small Company HLS Fund              124
         Hartford MidCap HLS Fund                                   128
         Hartford MidCap Value HLS Fund                             131
         Hartford Money Market HLS Fund                             133
         Hartford Mortgage Securities HLS Fund                      135
         Hartford Small Company HLS Fund                            137
         Hartford SmallCap Growth HLS Fund                          140
         Hartford Stock HLS Fund                                    143
         Hartford Total Return Bond HLS Fund (formerly Hartford
         Bond HLS Fund)                                             145
         Hartford U.S. Government Securities HLS Fund               156
         Hartford Value HLS Fund                                    158
         Hartford Value Opportunities HLS Fund                      160
      Statement of Assets and Liabilities as of June 30, 2005
      (Unaudited)                                                   162
      Statements of Operations for the Six Month Period Ended
      June 30, 2005 (Unaudited)                                     168
      Statements of Changes in Net Assets for the Six Month
         Period Ended June 30, 2005 (Unaudited) and for the Year
         Ended December 31, 2004                                    174
      Notes to Financial Statements (Unaudited)                     186
      Financial Highlights (Unaudited)                              201
      Boards of Directors and Officer Information (Unaudited)       212
      Expense Example (Unaudited)                                   215
      Privacy Policy                                                218

        Contract owners should refer to the prospectus provided to them at the time of purchase of their contract for a description of investment alternatives available in the Separate Accounts. This prospectus, along with the financial information contained in this report, provides them with complete and up-to-date financial information regarding the Separate Account.

        This report is prepared for the general information of contract owners and is not an offer of contracts. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Advisers HLS Fund inception 3/31/1983
(subadvised by Wellington Management Company, LLP)


PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                                                             LEHMAN BROTHERS
                                                                                                         GOVERNMENT/CREDIT BOND
                                                    ADVISERS FUND IA              S&P 500 INDEX                   INDEX
                                                    ----------------              -------------          ----------------------
6/30/1995                                               10000.00                    10000.00                    10000.00
7/31/1995                                               10188.70                    10331.00                     9961.45
8/31/1995                                               10259.50                    10355.80                    10088.90
9/30/1995                                               10599.40                    10792.80                    10191.40
10/31/1995                                              10528.80                    10752.90                    10341.00
11/30/1995                                              10952.60                    11226.00                    10511.30
12/31/1995                                              11097.40                    11442.70                    10666.20
1/31/1996                                               11340.80                    11831.70                    10732.50
2/29/1996                                               11375.00                    11941.80                    10504.80
3/31/1996                                               11432.60                    12056.40                    10416.60
4/30/1996                                               11526.00                    12233.60                    10345.20
5/31/1996                                               11732.00                    12548.00                    10327.70
6/28/1996                                               11837.80                    12595.70                    10465.60
7/31/1996                                               11567.80                    12039.00                    10490.00
8/31/1996                                               11674.20                    12293.00                    10464.20
9/30/1996                                               12182.30                    12983.90                    10650.20
10/31/1996                                              12448.10                    13342.20                    10898.80
11/29/1996                                              13198.70                    14349.60                    11099.50
12/31/1996                                              12938.20                    14065.40                    10975.80
1/31/1997                                               13503.50                    14943.10                    10988.80
2/28/1997                                               13556.60                    15061.20                    11012.00
3/31/1997                                               13174.10                    14443.70                    10881.10
4/30/1997                                               13768.90                    15304.50                    11040.30
5/30/1997                                               14384.50                    16235.00                    11143.30
6/30/1997                                               15008.40                    16962.30                    11277.00
7/31/1997                                               15940.80                    18310.80                    11622.00
8/31/1997                                               15153.30                    17285.40                    11491.60
9/30/1997                                               15795.20                    18231.00                    11672.30
10/31/1997                                              15508.20                    17622.00                    11859.20
11/28/1997                                              15971.40                    18438.00                    11921.60
12/31/1997                                              16108.90                    18755.10                    12046.80
1/31/1998                                               16342.60                    18961.40                    12216.60
2/27/1998                                               17145.40                    20328.50                    12191.80
3/31/1998                                               17797.20                    21369.30                    12229.30
4/30/1998                                               18080.70                    21585.20                    12290.80
5/31/1998                                               17925.50                    21213.90                    12422.90
6/30/1998                                               18595.80                    22075.20                    12549.30
7/31/1998                                               18727.30                    21840.70                    12559.30
8/31/1998                                               17095.00                    18682.70                    12804.70
9/30/1998                                               17795.60                    19880.30                    13170.80
10/31/1998                                              18681.10                    21496.00                    13077.80
11/30/1998                                              19392.90                    22798.20                    13155.70
12/31/1998                                              20080.50                    24112.00                    13188.00
1/31/1999                                               20522.00                    25120.30                    13281.70
2/28/1999                                               20045.90                    24339.60                    12966.00
3/31/1999                                               20658.30                    25313.20                    13030.40
4/30/1999                                               21206.00                    26293.40                    13062.70
5/31/1999                                               20688.30                    25673.40                    12927.90
6/30/1999                                               21467.30                    27098.20                    12887.50
7/31/1999                                               21032.30                    26252.00                    12851.90
8/31/1999                                               20842.80                    26121.40                    12841.60
9/30/1999                                               20608.80                    25405.20                    12957.40
10/31/1999                                              21312.70                    27012.20                    12991.00
11/30/1999                                              21482.70                    27561.40                    12983.70
12/31/1999                                              22206.30                    29184.70                    12904.70
1/31/2000                                               21433.90                    27718.60                    12901.10
2/29/2000                                               21300.90                    27194.40                    13062.90
3/31/2000                                               22744.00                    29853.10                    13251.60
4/30/2000                                               22264.70                    28955.00                    13187.00
5/31/2000                                               21994.60                    28360.90                    13175.10
6/30/2000                                               22320.70                    29060.20                    13444.10
7/31/2000                                               22112.50                    28606.20                    13586.50
8/31/2000                                               22902.00                    30382.00                    13778.30
9/30/2000                                               22303.90                    28778.40                    13830.10
10/31/2000                                              22449.00                    28656.40                    13916.80
11/30/2000                                              21722.50                    26398.80                    14154.80
12/31/2000                                              22040.70                    26528.30                    14434.10
1/31/2001                                               22498.60                    27468.90                    14676.30
2/28/2001                                               21641.60                    24965.80                    14827.70
3/31/2001                                               20758.70                    23385.10                    14895.70
4/30/2001                                               21622.10                    25199.70                    14784.10
5/31/2001                                               21784.40                    25368.60                    14869.10
6/30/2001                                               21231.20                    24752.10                    14940.50
7/31/2001                                               21256.00                    24508.30                    15312.80
8/31/2001                                               20449.80                    22975.70                    15509.40
9/30/2001                                               19648.80                    21121.10                    15652.00
10/31/2001                                              20108.30                    21524.50                    16049.20
11/30/2001                                              20958.90                    23175.40                    15785.80
12/31/2001                                              21017.80                    23379.30                    15661.40
1/31/2002                                               20740.70                    23038.40                    15776.50
2/28/2002                                               20626.50                    22594.00                    15910.30
3/31/2002                                               20996.60                    23443.80                    15587.50
4/30/2002                                               19892.80                    22023.10                    15889.50
5/31/2002                                               19768.50                    21861.40                    16036.10
6/30/2002                                               18929.70                    20304.90                    16172.50
7/31/2002                                               18285.50                    18723.10                    16367.30
8/31/2002                                               18302.10                    18844.80                    16734.30
9/30/2002                                               17099.10                    16798.30                    17094.20
10/31/2002                                              17901.50                    18274.80                    16930.80
11/30/2002                                              18755.20                    19349.40                    16940.80
12/31/2002                                              18119.10                    18213.60                    17389.70
1/31/2003                                               17802.10                    17738.20                    17389.20
2/28/2003                                               17679.10                    17472.20                    17698.70
3/31/2003                                               17712.60                    17641.60                    17675.70
4/30/2003                                               18619.70                    19093.50                    17864.50
5/31/2003                                               19383.60                    20098.60                    18372.20
6/30/2003                                               19538.10                    20355.80                    18298.70
7/31/2003                                               19641.50                    20714.90                    17531.60
8/31/2003                                               19857.30                    21118.10                    17647.20
9/30/2003                                               19790.10                    20894.50                    18206.20
10/31/2003                                              20431.10                    22075.00                    17975.00
11/30/2003                                              20573.00                    22269.00                    18022.70
12/31/2003                                              21469.60                    23436.10                    18200.50
1/31/2004                                               21591.50                    23866.20                    18365.80
2/29/2004                                               21772.90                    24197.80                    18590.50
3/31/2004                                               21566.60                    23832.80                    18761.10
4/30/2004                                               21187.40                    23459.10                    18185.10
5/31/2004                                               21363.90                    23780.40                    18092.00
6/30/2004                                               21717.30                    24242.70                    18166.50
7/31/2004                                               21212.10                    23440.40                    18358.40
8/31/2004                                               21337.70                    23534.40                    18746.90
9/30/2004                                               21306.10                    23789.30                    18812.40
10/31/2004                                              21328.40                    24152.80                    18975.40
11/30/2004                                              21726.20                    25129.70                    18764.30
12/31/2004                                              22273.30                    25984.60                    18963.70
1/31/2005                                               22055.90                    25351.20                    19095.60
2/28/2005                                               22344.20                    25884.40                    18969.80
3/31/2005                                               21876.70                    25426.50                    18836.20
4/30/2005                                               21826.80                    24944.50                    19118.60
5/31/2005                                               22405.30                    25737.50                    19358.40
6/30/2005                                               22422.70                    25774.40                    19484.90

    --- ADVISERS FUND IA           --  LEHMAN BROTHERS GOVERNMENT/           --- S&P 500 INDEX
        $10,000 starting value         CREDIT BOND INDEX                         $10,000 starting value
        $22,423 ending value           $10,000 starting value                    $25,774 ending value
                                       $19,485 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                            YTD*    1 YEAR   5 YEAR   10 YEAR
-----------------------------------------------------------------
Advisers IA                 0.67%   3.25%     0.09%    8.41%
-----------------------------------------------------------------
Advisers IB(3)              0.55%   2.99%    -0.13%    8.17%
-----------------------------------------------------------------
S&P 500 Index              -0.81%   6.32%    -2.37%    9.93%
-----------------------------------------------------------------
Lehman Brothers
  Government/ Credit Bond
  Index                     2.75%   7.26%     7.70%    6.96%
-----------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

STEVEN T. IRONS, CFA
Senior Vice President, Partner

SAUL J. PANNELL, CFA
Senior Vice President, Partner

JOHN C. KEOGH
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Advisers HLS Fund, Class IA returned 0.67% for the six-month period ended June 30, 2005. The Fund performed in line with its Composite Index (S&P 500 Index 55%, Lehman Brothers Government/Credit Bond Index 35%, Treasury Bill 10%) return of 0.68%, and ahead of the Lipper Flexible Portfolio Variable Annuity-Underlying Funds Average of 0.54%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund has three primary levers to generate investment performance: equity investments, fixed income investments, and asset allocation among stocks, bonds, and cash. During the first six months of the year, both the equity portion and the fixed income portion performed well, but asset allocation decisions held back performance. The Fund has maintained an equity weighting in the 65% to 70% range during the period, which is at the higher end of its historical range. U.S. equity markets have treaded water in 2005, as investors continued to struggle with an anticipated deceleration in corporate earnings and the combination of low long-term interest rates and high energy prices. Fixed income has outperformed equities in this environment.

Results in the equity portion of the Fund were strong due to positive relative stock selection and sector weightings. Relative stock selection was best in Information Technology and Industrials. The Fund's also had individual stocks in the Energy sector that drove performance as two of the largest contributors to Fund performance were in the sector. ExxonMobil (Energy & Services) benefited from rising crude oil prices and Schlumberger (Energy & Services), a major oil service provider, benefited from oil companies increasing spending to find oil. The top absolute contributor for the period was credit card provider MBNA (Banks), whose shares rose after Bank of America (Banks) announced plans to acquire the company.

Offsetting these strong results somewhat was weaker relative stock selection in Financials and Energy. Stocks that detracted from both relative and absolute results included American International Group (AIG) (Insurance), Time Warner (Media & Entertainment), and Alcoa (Metals, Minerals & Mining). AIG (Insurance) declined after investigations into accounting and business practices, which led to the resignation of their longtime CEO, Hank Greenberg. Time Warner experienced ongoing erosion of its America Online subscriber base and growing concerns over its advertising market. Alcoa shares were down due to energy related cost increases that

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

pressured its profit margins. We continued to own each company at the end of the period. Finally, we maintained a significant underweight in Utilities because we see limited long term growth prospects in the sector. This decision detracted from performance as Utilities was a strong performing sector during the first half of the year.


Relative performance in fixed income was strong as well. The Fund was underweight bonds in the 5 to 10 year maturity range and overweight bonds in the 10 to 30 year range. This was the right positioning in an environment where the Federal Reserve was raising short-term rates and long-term rates were declining, resulting in a "flattening" of the yield curve. In addition, the Fund benefited by not owning any debt issues from Ford (Transportation) or General Motors (Transportation), which both had their credit ratings downgraded during the period.

WHAT IS THE OUTLOOK?

On May 1, 2005, Steven T. Irons and Saul J. Pannell replaced Rand L. Alexander as managers of the equity portion of the Fund; Mr. Alexander has retired from Wellington Management Company, LLP. Mr. Irons and Mr. Pannell are both experienced investment professionals who have successful track records with Hartford Funds. Mr. Irons has been involved with the Hartford Value HLS Fund and the Hartford Equity Income HLS Fund investment team and Mr. Pannell has been portfolio manager for the Hartford Capital Appreciation HLS Fund. John C. Keogh will continue in his role as portfolio manager for the fixed income portion of the fund.

Mr. Irons and Mr. Pannell will continue to manage the stock portion with a large cap, core approach. They will apply a bottom-up investment process in constructing a diversified portfolio. They will look for companies that exhibit some or all of the following characteristics: industry leadership, strong balance sheets, strong management teams, high return on equity, acceleration in growth rates, a globally competitive position, and/or attractive valuation with a catalyst. The equity managers will continue to work collaboratively with Mr. Keogh to make decisions regarding portfolio weights in stocks, bonds, and cash.


At the end of the period, the equity portion was overweight Information Technology and Health Care, and underweight Utilities and Consumer Staples. The fixed income portion was positioned for an environment of continued Federal Reserve rate increases, reasonably low inflation, and ongoing global demand for high quality duration instruments. The Fund's equity exposure was at 66%, due to our belief that expected returns in equities are better than in bonds or cash.


The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       9.0%
-------------------------------------------------------------------
Business Services                                           0.7
-------------------------------------------------------------------
Chemicals                                                   0.9
-------------------------------------------------------------------
Communications                                              3.9
-------------------------------------------------------------------
Computers & Office Equipment                                1.9
-------------------------------------------------------------------
Consumer Non-Durables                                       2.0
-------------------------------------------------------------------
Consumer Services                                           0.5
-------------------------------------------------------------------
Drugs                                                       9.1
-------------------------------------------------------------------
Education                                                   0.1
-------------------------------------------------------------------
Electrical Equipment                                        0.8
-------------------------------------------------------------------
Electronics                                                 5.9
-------------------------------------------------------------------
Energy & Services                                           5.7
-------------------------------------------------------------------
FICO Strip Bonds                                            0.1
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                      0.1
-------------------------------------------------------------------
Federal National Mortgage Association                       0.2
-------------------------------------------------------------------
Financial Services                                          6.1
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.8
-------------------------------------------------------------------
Forest & Paper Products                                     0.1
-------------------------------------------------------------------
Government National Mortgage Association                    0.6
-------------------------------------------------------------------
Hotels & Gaming                                             0.1
-------------------------------------------------------------------
Insurance                                                   5.4
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               18.6
-------------------------------------------------------------------
Machinery                                                   2.8
-------------------------------------------------------------------
Media & Entertainment                                       3.1
-------------------------------------------------------------------
Medical Instruments & Supplies                              1.9
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.4
-------------------------------------------------------------------
Real Estate Investment Trust                                0.4
-------------------------------------------------------------------
Repurchase Agreement                                        1.2
-------------------------------------------------------------------
Retail                                                      4.7
-------------------------------------------------------------------
Software & Services                                         4.5
-------------------------------------------------------------------
Tennessee Valley Authority                                  1.3
-------------------------------------------------------------------
Transportation                                              3.9
-------------------------------------------------------------------
U.S. Government Agencies                                    0.8
-------------------------------------------------------------------
U.S. Treasury Bonds                                         7.4
-------------------------------------------------------------------
U.S. Treasury Notes                                         5.2
-------------------------------------------------------------------
Utilities                                                   0.9
-------------------------------------------------------------------
Other Assets and Liabilities                              (16.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of June 30, 2005

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         3.1%
-------------------------------------------------------------------
Common Stocks                                              65.8
-------------------------------------------------------------------
Corporate Notes: Investment Grade                          12.3
-------------------------------------------------------------------
Municipal Bonds                                             0.2
-------------------------------------------------------------------
Short-Term Securities                                      19.8
-------------------------------------------------------------------
U.S. Government Agencies                                    2.3
-------------------------------------------------------------------
U.S. Government Securities                                 12.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (16.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Capital Appreciation HLS Fund inception 4/2/1984
(subadvised by Wellington Management Company, LLP)


PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                CAPITAL APPRECIATION FUND IA              S&P 500 INDEX
                                                                ----------------------------              -------------
6/30/1995                                                                  10000                              10000
7/31/1995                                                                  10612                              10331
8/31/1995                                                                  10769                              10356
9/30/1995                                                                  11008                              10793
10/31/1995                                                                 10486                              10753
11/30/1995                                                                 10951                              11226
12/31/1995                                                                 10977                              11443
1/31/1996                                                                  11143                              11832
2/29/1996                                                                  11437                              11942
3/31/1996                                                                  11609                              12056
4/30/1996                                                                  12166                              12234
5/31/1996                                                                  12536                              12548
6/28/1996                                                                  12220                              12596
7/31/1996                                                                  11346                              12039
8/31/1996                                                                  11944                              12293
9/30/1996                                                                  12646                              12984
10/31/1996                                                                 12633                              13342
11/29/1996                                                                 13311                              14350
12/31/1996                                                                 13249                              14065
1/31/1997                                                                  13758                              14943
2/28/1997                                                                  13494                              15061
3/31/1997                                                                  12734                              14444
4/30/1997                                                                  13060                              15305
5/30/1997                                                                  14549                              16235
6/30/1997                                                                  15179                              16962
7/31/1997                                                                  16435                              18311
8/31/1997                                                                  16240                              17285
9/30/1997                                                                  17319                              18231
10/31/1997                                                                 16282                              17622
11/28/1997                                                                 16153                              18438
12/31/1997                                                                 16209                              18755
1/31/1998                                                                  16063                              18961
2/27/1998                                                                  17583                              20328
3/31/1998                                                                  18277                              21369
4/30/1998                                                                  18600                              21585
5/31/1998                                                                  17782                              21214
6/30/1998                                                                  18125                              22075
7/31/1998                                                                  17672                              21841
8/31/1998                                                                  14154                              18683
9/30/1998                                                                  14989                              19880
10/31/1998                                                                 16453                              21496
11/30/1998                                                                 17479                              22798
12/31/1998                                                                 18718                              24112
1/31/1999                                                                  19532                              25120
2/28/1999                                                                  18669                              24340
3/31/1999                                                                  20114                              25313
4/30/1999                                                                  21062                              26293
5/31/1999                                                                  20764                              25673
6/30/1999                                                                  21918                              27098
7/31/1999                                                                  21684                              26252
8/31/1999                                                                  21421                              26121
9/30/1999                                                                  20695                              25405
10/31/1999                                                                 22088                              27012
11/30/1999                                                                 23273                              27561
12/31/1999                                                                 25730                              29185
1/31/2000                                                                  25208                              27719
2/29/2000                                                                  29099                              27194
3/31/2000                                                                  29805                              29853
4/30/2000                                                                  28240                              28955
5/31/2000                                                                  27304                              28361
6/30/2000                                                                  29006                              29060
7/31/2000                                                                  29051                              28606
8/31/2000                                                                  31988                              30382
9/30/2000                                                                  30828                              28778
10/31/2000                                                                 29946                              28656
11/30/2000                                                                 27463                              26399
12/31/2000                                                                 29132                              26528
1/31/2001                                                                  30872                              27469
2/28/2001                                                                  29483                              24966
3/31/2001                                                                  27884                              23385
4/30/2001                                                                  30045                              25200
5/31/2001                                                                  30456                              25369
6/30/2001                                                                  29565                              24752
7/31/2001                                                                  28474                              24508
8/31/2001                                                                  27050                              22976
9/30/2001                                                                  23936                              21121
10/31/2001                                                                 24630                              21524
11/30/2001                                                                 26407                              23175
12/31/2001                                                                 27112                              23379
1/31/2002                                                                  26386                              23038
2/28/2002                                                                  25827                              22594
3/31/2002                                                                  26817                              23444
4/30/2002                                                                  25373                              22023
5/31/2002                                                                  25279                              21861
6/30/2002                                                                  23039                              20305
7/31/2002                                                                  21184                              18723
8/31/2002                                                                  21680                              18845
9/30/2002                                                                  20044                              16798
10/31/2002                                                                 21535                              18275
11/30/2002                                                                 23199                              19349
12/31/2002                                                                 21771                              18214
1/31/2003                                                                  21329                              17738
2/28/2003                                                                  21095                              17472
3/31/2003                                                                  20852                              17642
4/30/2003                                                                  22418                              19094
5/31/2003                                                                  24196                              20099
6/30/2003                                                                  24834                              20356
7/31/2003                                                                  25287                              20715
8/31/2003                                                                  26237                              21118
9/30/2003                                                                  26137                              20894
10/31/2003                                                                 28187                              22075
11/30/2003                                                                 28895                              22269
12/31/2003                                                                 30996                              23436
1/31/2004                                                                  31506                              23866
2/29/2004                                                                  32657                              24198
3/31/2004                                                                  32677                              23833
4/30/2004                                                                  31442                              23459
5/31/2004                                                                  32111                              23780
6/30/2004                                                                  33472                              24243
7/31/2004                                                                  31801                              23440
8/31/2004                                                                  31322                              23534
9/30/2004                                                                  32441                              23789
10/31/2004                                                                 33188                              24153
11/30/2004                                                                 35607                              25130
12/31/2004                                                                 36999                              25985
1/31/2005                                                                  36114                              25351
2/28/2005                                                                  37476                              25884
3/31/2005                                                                  36021                              25427
4/30/2005                                                                  34915                              24945
5/31/2005                                                                  35943                              25738
6/30/2005                                                                  36630                              25774

    --- CAPITAL APPRECIATION FUND IA    --- S&P 500 INDEX
        $10,000 starting value              $10,000 starting value
        $36,630 ending value                $25,774 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.


AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                         YTD*     1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
Capital Appreciation
  IA                     -1.00%    9.43%    4.78%    13.86%
----------------------------------------------------------------
Capital Appreciation
  IB(3)                  -1.12%    9.16%    4.54%    13.61%
----------------------------------------------------------------
S&P 500 Index            -0.81%    6.32%   -2.37%     9.93%
----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

SAUL J. PANNELL, CFA
Senior Vice President, Partner

FRANK D. CATRICKES, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Capital Appreciation HLS Fund, Class IA returned
-1.00% for the six-month period ended June 30, 2005. The Fund's return lagged the 0.44% return for the Composite Index (40% S&P 500, 60% Russell 2500), the Lipper Multi-Cap Core Variable Annuity-Underlying Funds Average, which returned -0.59% and the S&P 500 Index, which returned -0.81% for the same time period.

WHY DID THE FUND PERFORM THIS WAY?

Falling long-term interest rates helped push the Composite Index into positive territory for the period despite concerns of slowing earnings growth and high energy prices. Within the Index, Energy and Utilities were the best-performing sectors, while Technology and Materials were the worst.

The Fund's underperformance during the period was largely the result of sector allocations. Overweight positions in the lagging Materials and Technology sectors and an underweight in the strong Utilities sector had a negative impact on performance, overwhelming the positive impact of an above-benchmark position in Energy stocks. Strong stock selection within Energy and Technology was offset by weak selection in Health Care and Consumer Discretionary stocks. Allocation among countries and market capitalizations was essentially neutral during the period.

Energy companies led the list of positive contributors. Devon Energy Corp. (Energy and Services) and Valero Energy Corp. (Energy and Services) both added value as the companies continued to benefit from higher oil prices. Medical services firm McKesson Corp. (Consumer Non-Durables) rose on solid revenue gains, fueled in part by drug-price inflation. Other positive contributors included Boeing Co. (Transportation), which rose on strong orders for the company's new 787 plane and new management, and Neiman-Marcus Group, Inc. (Retail), which moved up on news the company was being taken private by a venture capital group.

Negative contributors during the period came from several sectors. Biotechnology firm Elan Corp., PLC, ADR (Drugs) suffered a steep decline after pulling its much-heralded multiple sclerosis drug Tysabri from the market following patient deaths associated with the treatment, and OSI Pharmaceuticals, Inc. (Drugs) declined on expense concerns regarding its launch of Tarceva, a drug that treats non-small cell lung cancer. Packaging manufacturer Smurfit-Stone Container Corp. (Forest and Paper Products) fell on news of higher than expected inventories and forecasts of weak second quarter industry revenues. Symbol Technologies, Inc. (Computers and Office Equipment) and Toyota Motor Corp. (Transportation) also had a negative impact on results during the period.

WHAT IS THE OUTLOOK FOR THE REMAINDER OF 2005?

We remain focused on picking stocks one at a time based on detailed fundamental research. Our economic outlook is a direct result of our stock research and discussions with individual company managements. Currently, we expect global economic expansion during the next six to twelve months, but we are preparing for a deceleration from recent growth rates. This period

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

will not feel as good as the recovery we have experienced over the past two years, and we expect the main engine of growth during that time, the U.S. consumer, may have trouble keeping pace. We expect the commercial side of the economy to pick up the slack, particularly companies that could benefit from surging demand for raw materials and energy. We also believe certain areas within Technology are well positioned, notably those with emphasis on Internet search and advertising, as well as companies focused on the growing liquid crystal display market. As a result, we recently established new positions in Google, Inc. (Software & Services) and Corning, Inc. (Metals, Minerals & Mining).

To help fund such purchases we trimmed several stocks including Ingersoll-Rand Co., Ltd. (Machinery), Bunge Ltd. (Food, Beverage & Tobacco), and Forest Laboratories, Inc. (Drugs). At the end of the quarter, our bottom-up focus resulted in greater-than-benchmark weights in the Energy, Materials, Telecommunication and Technology sectors, and less-than-benchmark weights in Utilities, Industrials, Health Care, and Consumer Staples.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   76.9%
-------------------------------------------------------------------
Canada                                                      5.7
-------------------------------------------------------------------
Japan                                                       4.4
-------------------------------------------------------------------
South Korea                                                 3.5
-------------------------------------------------------------------
United Kingdom                                              2.4
-------------------------------------------------------------------
Switzerland                                                 2.3
-------------------------------------------------------------------
Brazil                                                      2.2
-------------------------------------------------------------------
France                                                      1.6
-------------------------------------------------------------------
Italy                                                       1.5
-------------------------------------------------------------------
Mexico                                                      1.2
-------------------------------------------------------------------
Taiwan                                                      1.1
-------------------------------------------------------------------
Israel                                                      1.0
-------------------------------------------------------------------
Australia                                                   0.8
-------------------------------------------------------------------
Hong Kong                                                   0.5
-------------------------------------------------------------------
Greece                                                      0.4
-------------------------------------------------------------------
China                                                       0.3
-------------------------------------------------------------------
Other Assets and Liabilities                               (5.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      10.8%
-------------------------------------------------------------------
Business Services                                           0.1
-------------------------------------------------------------------
Chemicals                                                   3.1
-------------------------------------------------------------------
Communications                                              7.7
-------------------------------------------------------------------
Computers & Office Equipment                                2.1
-------------------------------------------------------------------
Construction                                                0.5
-------------------------------------------------------------------
Consumer Non-Durables                                       2.5
-------------------------------------------------------------------
Drugs                                                       7.6
-------------------------------------------------------------------
Electrical Equipment                                        0.6
-------------------------------------------------------------------
Electronics                                                10.0
-------------------------------------------------------------------
Energy & Services                                           8.9
-------------------------------------------------------------------
Financial Services                                          4.9
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.4
-------------------------------------------------------------------
Forest & Paper Products                                     0.1
-------------------------------------------------------------------
Hotels & Gaming                                             1.1
-------------------------------------------------------------------
Insurance                                                   6.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                6.5
-------------------------------------------------------------------
Machinery                                                   3.4
-------------------------------------------------------------------
Media & Entertainment                                       3.2
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.2
-------------------------------------------------------------------
Metals, Minerals & Mining                                   5.9
-------------------------------------------------------------------
Real Estate                                                 0.4
-------------------------------------------------------------------
Real Estate Investment Trust                                0.7
-------------------------------------------------------------------
Repurchase Agreement                                        0.4
-------------------------------------------------------------------
Retail                                                      2.9
-------------------------------------------------------------------
Software & Services                                         6.0
-------------------------------------------------------------------
Transportation                                              6.6
-------------------------------------------------------------------
Other Assets and Liabilities                               (5.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Disciplined Equity HLS Fund inception 5/29/1998
(subadvised by Wellington Management Company, LLP)


PERFORMANCE OVERVIEW 5/29/98 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                 DISCIPLINED EQUITY FUND IA               S&P 500 INDEX
                                                                 --------------------------               -------------
5/29/1998                                                                 10000.00                           10000.00
6/30/1998                                                                 10405.90                           10406.00
7/31/1998                                                                 10407.50                           10295.50
8/31/1998                                                                  9003.46                            8806.84
9/30/1998                                                                  9618.92                            9371.36
10/31/1998                                                                10516.30                           10133.00
11/30/1998                                                                11109.30                           10746.80
12/31/1998                                                                11904.50                           11366.20
1/31/1999                                                                 12305.30                           11841.50
2/28/1999                                                                 11851.80                           11473.40
3/31/1999                                                                 12415.20                           11932.30
4/30/1999                                                                 12802.20                           12394.40
5/31/1999                                                                 12557.60                           12102.20
6/30/1999                                                                 13373.30                           12773.80
7/31/1999                                                                 13112.40                           12374.90
8/31/1999                                                                 12929.40                           12313.30
9/30/1999                                                                 12540.10                           11975.80
10/31/1999                                                                13100.10                           12733.30
11/30/1999                                                                13460.80                           12992.10
12/31/1999                                                                14502.60                           13757.40
1/31/2000                                                                 13701.20                           13066.30
2/29/2000                                                                 13671.80                           12819.20
3/31/2000                                                                 15171.00                           14072.40
4/30/2000                                                                 14555.20                           13649.10
5/31/2000                                                                 14202.70                           13369.00
6/30/2000                                                                 14747.20                           13698.70
7/31/2000                                                                 14645.70                           13484.70
8/31/2000                                                                 15646.30                           14321.80
9/30/2000                                                                 14717.10                           13565.80
10/31/2000                                                                14644.90                           13508.30
11/30/2000                                                                13472.10                           12444.10
12/31/2000                                                                13684.20                           12505.10
1/31/2001                                                                 14370.40                           12948.50
2/28/2001                                                                 13209.20                           11768.60
3/31/2001                                                                 12481.00                           11023.50
4/30/2001                                                                 13512.30                           11878.90
5/31/2001                                                                 13631.30                           11958.50
6/30/2001                                                                 13352.50                           11667.90
7/31/2001                                                                 13065.60                           11553.00
8/31/2001                                                                 12303.00                           10830.50
9/30/2001                                                                 11281.90                            9956.25
10/31/2001                                                                11641.50                           10146.40
11/30/2001                                                                12477.50                           10924.60
12/31/2001                                                                12587.00                           11020.80
1/31/2002                                                                 12301.10                           10860.00
2/28/2002                                                                 11946.10                           10650.60
3/31/2002                                                                 12391.50                           11051.20
4/30/2002                                                                 11542.80                           10381.50
5/31/2002                                                                 11431.80                           10305.20
6/30/2002                                                                 10481.60                            9571.50
7/31/2002                                                                  9751.72                            8825.88
8/31/2002                                                                  9821.25                            8883.25
9/30/2002                                                                  8753.90                            7918.53
10/31/2002                                                                 9544.56                            8614.57
11/30/2002                                                                10049.20                            9121.11
12/31/2002                                                                 9484.07                            8585.70
1/31/2003                                                                  9177.96                            8361.61
2/28/2003                                                                  9043.00                            8236.19
3/31/2003                                                                  9091.32                            8315.93
4/30/2003                                                                  9802.65                            9000.33
5/31/2003                                                                 10333.00                            9474.08
6/30/2003                                                                 10431.40                            9595.10
7/31/2003                                                                 10581.20                            9764.36
8/31/2003                                                                 10813.10                            9954.41
9/30/2003                                                                 10815.00                            9849.01
10/31/2003                                                                11446.90                           10405.50
11/30/2003                                                                11619.30                           10496.90
12/31/2003                                                                12217.20                           11047.00
1/31/2004                                                                 12415.10                           11249.80
2/29/2004                                                                 12555.90                           11406.10
3/31/2004                                                                 12367.50                           11234.00
4/30/2004                                                                 12205.70                           11057.90
5/31/2004                                                                 12200.10                           11209.30
6/30/2004                                                                 12483.30                           11427.30
7/31/2004                                                                 11980.40                           11049.10
8/31/2004                                                                 11986.30                           11093.40
9/30/2004                                                                 12118.90                           11213.50
10/31/2004                                                                12202.40                           11384.90
11/30/2004                                                                12725.90                           11845.40
12/31/2004                                                                13244.60                           12248.30
1/31/2005                                                                 12999.20                           11949.80
2/28/2005                                                                 13262.60                           12201.10
3/31/2005                                                                 13011.80                           11985.30
4/30/2005                                                                 12783.50                           11758.10
5/31/2005                                                                 13246.90                           12131.90
6/30/2005                                                                 13399.90                           12149.30

    --- DISCIPLINED EQUITY FUND IA    --- S&P 500 INDEX
        $10,000 starting value            $10,000 starting value
        $13,400 ending value              $12,149 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                    SINCE
                        YTD*    1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------------
Disciplined Equity IA   1.17%   7.34%    -1.90%     4.21%
----------------------------------------------------------------
Disciplined Equity IB   1.05%   7.08%    -2.12%     3.98%
----------------------------------------------------------------
S&P 500 Index          -0.81%   6.32%    -2.37%     2.78%**
----------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

 ** Return is from 05/31/98.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

JAMES A. RULLO, CFA
Senior Vice President, Partner

MAMMEN CHALLY, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Disciplined Equity HLS Fund, Class IA returned 1.17% for the six-month period ended June 30, 2005, outperforming both its benchmark, the S&P 500 Index, which returned -0.81% and the Lipper Large Cap Core Variable Annuity-Underlying Funds Average, which returned -0.76%.

WHY DID THE FUND PERFORM THIS WAY?

Strong stock selection boosted returns during the six-month period. Security selection was best in Energy and Health Care. Overall, the largest contributors to the Fund were Energy stocks including ConocoPhillips (Energy & Services), Occidental Petroleum Corp. (Energy & Services) and Unocal Corp.(Energy & Services) all of which are benefiting from higher oil and gas prices. As the largest player in the U.S. downstream market, ConocoPhillips (Energy & Services) also got a boost from the robust refining margin environment. A top Health Care contributor was Gilead Sciences, Inc. (Drugs), a biopharmaceutical company involved in developing, researching, and marketing medication for life-threatening diseases. Gilead Sciences, Inc. (Drugs) has benefited from epidemic preparedness efforts by many countries, which have been stockpiling the influenza treatment, Tamiflu. With the additional strength from their HIV franchise, Gilead Sciences, Inc. has had very positive results over the period. Horton (D.R.), Inc. (Construction), the nation's largest homebuilding company, was also a top contributor to performance as they reported stronger than expected quarterly earnings.

Stock selection within the Financials was the only moderate weakness. Federal Home Loan Mortgage Corporation (U.S. Government Agencies) was negatively impacted by the continued regulatory concerns at Federal National Mortgage Association (U.S. Government Agencies). Despite a positive earnings announcement, Capital One (Banks) fell over the period, as there was no growth in their U.S. credit card business. We continue to own Capital One as it is one of the remaining independent credit card companies with an attractive valuation, strong brand and good growth prospects.

Other detractors included Ingersoll-Rand (Machinery) and our underweight to ExxonMobil (Energy & Services). Diversified machinery company Ingersoll-Rand (Machinery) fell due to concerns over slowing industrial production. As the Energy sector continued to see strong returns boosted by high oil prices, our underweight position to ExxonMobil, which was up 13% over the period, hurt Fund performance.

WHAT IS THE OUTLOOK?

Our outlook for the remainder of 2005 is for a combination of slowing economic growth and high bottom-up expectations for profit growth accompanied by decelerating employment gains, moderating consumption and a weaker manufacturing environment. The threat of inflation appears to be waning, although the Federal Reserve had maintained its measured approach to raising rates. A more balanced picture of slowing growth and stable inflation will hopefully allow the Federal Reserve Bank to go on hold soon.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       9.7%
-------------------------------------------------------------------
Business Services                                           2.2
-------------------------------------------------------------------
Communications                                              4.0
-------------------------------------------------------------------
Computers & Office Equipment                                3.7
-------------------------------------------------------------------
Construction                                                3.3
-------------------------------------------------------------------
Consumer Non-Durables                                       4.9
-------------------------------------------------------------------
Drugs                                                       8.4
-------------------------------------------------------------------
Electronics                                                 7.1
-------------------------------------------------------------------
Energy & Services                                          10.5
-------------------------------------------------------------------
Exchange Traded Funds                                       0.2
-------------------------------------------------------------------
Financial Services                                          2.0
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    5.3
-------------------------------------------------------------------
Forest & Paper Products                                     3.6
-------------------------------------------------------------------
Health Services                                             2.2
-------------------------------------------------------------------
Insurance                                                   6.8
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                4.7
-------------------------------------------------------------------
Machinery                                                   3.0
-------------------------------------------------------------------
Media & Entertainment                                       3.4
-------------------------------------------------------------------
Repurchase Agreement                                        3.8
-------------------------------------------------------------------
Repurchase Agreements held as Collateral on Loaned
  Securities                                                0.3
-------------------------------------------------------------------
Retail                                                      2.0
-------------------------------------------------------------------
Software & Services                                         5.9
-------------------------------------------------------------------
Transportation                                              3.6
-------------------------------------------------------------------
U.S. Government Agencies                                    0.7
-------------------------------------------------------------------
Utilities                                                   3.8
-------------------------------------------------------------------
Other Assets and Liabilities                               (5.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Dividend and Growth HLS Fund inception 3/9/1994
(subadvised by Wellington Management Company, LLP)



PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                DIVIDEND AND GROWTH FUND IA               S&P 500 INDEX
                                                                ---------------------------               -------------
6/30/1995                                                                 10000.00                           10000.00
7/31/1995                                                                 10237.30                           10331.00
8/31/1995                                                                 10411.60                           10356.20
9/30/1995                                                                 10942.40                           10793.00
10/31/1995                                                                10850.20                           10752.60
11/30/1995                                                                11374.00                           11226.00
12/31/1995                                                                11752.20                           11442.20
1/31/1996                                                                 12058.00                           11831.20
2/29/1996                                                                 12169.00                           11941.30
3/31/1996                                                                 12503.90                           12056.30
4/30/1996                                                                 12561.30                           12233.80
5/31/1996                                                                 12826.60                           12548.80
6/28/1996                                                                 13012.00                           12596.70
7/31/1996                                                                 12613.60                           12040.40
8/31/1996                                                                 12800.70                           12294.80
9/30/1996                                                                 13412.00                           12986.20
10/31/1996                                                                13800.50                           13344.20
11/29/1996                                                                14572.00                           14352.00
12/31/1996                                                                14444.50                           14067.70
1/31/1997                                                                 15201.60                           14946.10
2/28/1997                                                                 15426.30                           15063.40
3/31/1997                                                                 14848.40                           14445.60
4/30/1997                                                                 15362.10                           15307.30
5/30/1997                                                                 16366.20                           16238.50
6/30/1997                                                                 17266.90                           16965.60
7/31/1997                                                                 18294.20                           18314.80
8/31/1997                                                                 17431.20                           17289.50
9/30/1997                                                                 18484.40                           18235.90
10/31/1997                                                                17938.10                           17627.50
11/28/1997                                                                18687.80                           18442.90
12/31/1997                                                                19050.10                           18759.40
1/31/1998                                                                 19326.90                           18966.70
2/27/1998                                                                 20185.50                           20333.80
3/31/1998                                                                 21285.10                           21374.30
4/30/1998                                                                 21184.40                           21589.20
5/31/1998                                                                 21131.80                           21218.60
6/30/1998                                                                 21131.80                           22079.90
7/31/1998                                                                 20985.70                           21845.30
8/31/1998                                                                 18327.30                           18686.70
9/30/1998                                                                 19548.30                           19884.50
10/31/1998                                                                20910.20                           21500.50
11/30/1998                                                                21541.70                           22803.10
12/31/1998                                                                22177.80                           24117.10
1/31/1999                                                                 21989.20                           25125.60
2/28/1999                                                                 21669.30                           24344.80
3/31/1999                                                                 22225.90                           25318.50
4/30/1999                                                                 23589.30                           26299.00
5/31/1999                                                                 22992.70                           25678.80
6/30/1999                                                                 23779.20                           27103.90
7/31/1999                                                                 23034.80                           26257.60
8/31/1999                                                                 22438.90                           26126.90
9/30/1999                                                                 21863.60                           25410.60
10/31/1999                                                                23147.80                           27018.00
11/30/1999                                                                23036.10                           27567.20
12/31/1999                                                                23356.00                           29190.90
1/31/2000                                                                 22416.90                           27724.50
2/29/2000                                                                 21183.20                           27200.20
3/31/2000                                                                 23524.80                           29859.40
4/30/2000                                                                 23240.90                           28961.10
5/31/2000                                                                 23733.00                           28366.90
6/30/2000                                                                 23003.80                           29066.30
7/31/2000                                                                 23001.80                           28612.30
8/31/2000                                                                 24337.10                           30388.50
9/30/2000                                                                 24565.00                           28784.50
10/31/2000                                                                25080.60                           28662.50
11/30/2000                                                                24578.20                           26404.40
12/31/2000                                                                25914.50                           26533.90
1/31/2001                                                                 25543.90                           27474.70
2/28/2001                                                                 25293.30                           24971.10
3/31/2001                                                                 24489.00                           23390.00
4/30/2001                                                                 25748.00                           25205.10
5/31/2001                                                                 26211.50                           25374.00
6/30/2001                                                                 25548.90                           24757.40
7/31/2001                                                                 25737.80                           24513.60
8/31/2001                                                                 24900.10                           22980.50
9/30/2001                                                                 23276.60                           21125.60
10/31/2001                                                                23288.60                           21529.10
11/30/2001                                                                24584.30                           23180.30
12/31/2001                                                                24867.90                           23384.30
1/31/2002                                                                 24926.30                           23043.30
2/28/2002                                                                 25335.70                           22598.80
3/31/2002                                                                 26041.60                           23448.80
4/30/2002                                                                 24949.40                           22027.80
5/31/2002                                                                 25186.20                           21866.10
6/30/2002                                                                 23841.90                           20309.20
7/31/2002                                                                 21925.50                           18727.10
8/31/2002                                                                 21775.60                           18848.80
9/30/2002                                                                 19372.90                           16801.80
10/31/2002                                                                20844.90                           18278.70
11/30/2002                                                                22280.80                           19353.50
12/31/2002                                                                21330.30                           18217.50
1/31/2003                                                                 20605.60                           17742.00
2/28/2003                                                                 20184.10                           17475.90
3/31/2003                                                                 20149.00                           17645.10
4/30/2003                                                                 21656.90                           19097.30
5/31/2003                                                                 23051.80                           20102.50
6/30/2003                                                                 23261.20                           20359.80
7/31/2003                                                                 23494.10                           20718.90
8/31/2003                                                                 24017.40                           21122.20
9/30/2003                                                                 23740.60                           20898.60
10/31/2003                                                                24872.40                           22079.30
11/30/2003                                                                25341.30                           22273.40
12/31/2003                                                                27046.10                           23440.70
1/31/2004                                                                 27128.00                           23870.80
2/29/2004                                                                 27643.50                           24202.50
3/31/2004                                                                 27295.30                           23837.40
4/30/2004                                                                 27043.90                           23463.70
5/31/2004                                                                 27068.50                           23785.10
6/30/2004                                                                 27776.20                           24247.40
7/31/2004                                                                 27164.60                           23445.00
8/31/2004                                                                 27382.70                           23538.90
9/30/2004                                                                 27863.90                           23793.90
10/31/2004                                                                28173.90                           24157.40
11/30/2004                                                                29369.00                           25134.60
12/31/2004                                                                30405.50                           25989.60
1/31/2005                                                                 29667.60                           25356.10
2/28/2005                                                                 30738.10                           25889.40
3/31/2005                                                                 30134.10                           25431.50
4/30/2005                                                                 29505.20                           24949.40
5/31/2005                                                                 30027.40                           25742.50
6/30/2005                                                                 30181.50                           25774.00

    --- DIVIDEND AND GROWTH FUND IA    --- S&P 500 INDEX
        $10,000 starting value             $10,000 starting value
        $30,181 ending value               $25,774 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                          YTD*    1 YEAR   5 YEAR    10 YEAR
------------------------------------------------------------------
Dividend and Growth IA   -0.74%   8.66%     5.58%    11.68%
------------------------------------------------------------------
Dividend and Growth
  IB(3)                  -0.86%   8.39%     5.35%    11.43%
------------------------------------------------------------------
S&P 500 Index            -0.81%   6.32%    -2.37%     9.93%
------------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

EDWARD P. BOUSA, CFA
Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Dividend and Growth HLS Fund, Class IA returned -0.74% for the six-month period ended June 30, 2005. The Fund outperformed its benchmark, the S&P 500 Index, which returned -0.81%, but underperformed the Lipper Equity Income Variable Annuity-Underlying Funds Average, which returned 0.72% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's outperformance relative to the S&P 500 was primarily due to sector allocation, in particular, our significant overweighting to Energy, which contributed positively to performance as higher crude prices pushed the oil stocks higher. In addition, our underweight to Information Technology helped relative performance as fears of slowing economic demand hurt the sector's returns. Finally, outperformance relative to the S&P 500 was helped by an overweight in the strong performing Utilities sector and stock selection in Consumer Staples stocks.

Energy stocks that contributed to the Fund's performance over the period include, Encana (Energy & Services), the Fund's top contributor, Royal Dutch Petroleum (Energy & Services), Total (Energy & Services), and Anadarko Petroleum (Energy & Services) all of which benefited from the rise in energy prices. One other top performer was utility company Exelon (Utilities). Exelon benefited from high electricity prices on its regulated nuclear- and coal-generated power.

Detractors from performance included International Paper (Forest & Paper Products), Parker Hannifin (Machinery), Delphi (Transportation) and IBM (Computers & Office Equipment). International Paper fell as weak demand has overwhelmed an improving supply scenario within the Paper/Forest products industry. We now expect management to aggressively curtail production. Delphi's results suffered in response to continued difficulties for its main customer, General Motors (Transportation). Delphi appears to have insurmountable problems, and we have exited this position. Parker Hannifin has lowered guidance for each of the last two quarters as a result of growing inventory levels. We believe that inventory levels have peaked and that the valuation is still attractive for the company. IBM's stock lagged following a mixed earnings report. IBM's service business is maturing, causing growth expectations to fall. We remain quite positive on IBM's ability to adjust to industry trends and grow the business.

WHAT IS THE OUTLOOK?

Our investment discipline is long-term focused and is strongest in understanding supply and demand. Our success in Energy has been a good example of this focus. All of our research on the underlying strength of the economy suggests that the economy is

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

in an inventory correction, and the economically sensitive stocks will improve.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   97.1%
-------------------------------------------------------------------
United Kingdom                                              3.3
-------------------------------------------------------------------
Canada                                                      2.9
-------------------------------------------------------------------
France                                                      2.2
-------------------------------------------------------------------
Netherlands                                                 1.5
-------------------------------------------------------------------
Switzerland                                                 1.4
-------------------------------------------------------------------
Brazil                                                      0.6
-------------------------------------------------------------------
Japan                                                       0.5
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                        PERCENTAGE
                                                          OF NET
INDUSTRY                                                  ASSETS
--------------------------------------------------------------------
Banks                                                        9.2%
--------------------------------------------------------------------
Chemicals                                                    3.3
--------------------------------------------------------------------
Communications                                               6.2
--------------------------------------------------------------------
Computers & Office Equipment                                 3.2
--------------------------------------------------------------------
Consumer Non-Durables                                        2.8
--------------------------------------------------------------------
Drugs                                                        8.2
--------------------------------------------------------------------
Electronics                                                  4.4
--------------------------------------------------------------------
Energy & Services                                           16.1
--------------------------------------------------------------------
Financial Services                                           1.9
--------------------------------------------------------------------
Food, Beverage & Tobacco                                     4.3
--------------------------------------------------------------------
Forest & Paper Products                                      3.7
--------------------------------------------------------------------
Insurance                                                    5.3
--------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                 9.4
--------------------------------------------------------------------
Machinery                                                    3.0
--------------------------------------------------------------------
Media & Entertainment                                        4.0
--------------------------------------------------------------------
Medical Instruments & Supplies                               0.7
--------------------------------------------------------------------
Metals, Minerals & Mining                                    2.5
--------------------------------------------------------------------
Repurchase Agreement                                         3.1
--------------------------------------------------------------------
Retail                                                       3.0
--------------------------------------------------------------------
Software & Services                                          1.3
--------------------------------------------------------------------
Transportation                                               6.7
--------------------------------------------------------------------
U.S. Government Agencies                                     1.1
--------------------------------------------------------------------
Utilities                                                    6.1
--------------------------------------------------------------------
Other Assets and Liabilities                                (9.5)
--------------------------------------------------------------------
TOTAL                                                      100.0%
--------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Equity Income HLS Fund  inception 10/31/2003
(subadvised by Wellington Management Company, LLP)



PERFORMANCE OVERVIEW 10/31/03 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                   EQUITY INCOME FUND IA             RUSSELL 1000 VALUE INDEX
                                                                   ---------------------             ------------------------
10/31/2003                                                                10000.00                           10000.00
11/30/2003                                                                10069.70                           10135.70
12/31/2003                                                                10764.80                           10760.40
1/31/2004                                                                 10695.40                           10949.60
2/29/2004                                                                 10899.80                           11184.30
3/31/2004                                                                 10801.10                           11086.40
4/30/2004                                                                 10602.80                           10815.50
5/31/2004                                                                 10644.50                           10925.80
6/30/2004                                                                 10804.70                           11183.90
7/31/2004                                                                 10577.40                           11026.40
8/31/2004                                                                 10787.70                           11183.20
9/30/2004                                                                 10917.00                           11356.50
10/31/2004                                                                11008.60                           11545.30
11/30/2004                                                                11438.50                           12129.00
12/31/2004                                                                11780.30                           12535.20
1/31/2005                                                                 11603.70                           12312.70
2/28/2005                                                                 12037.50                           12720.80
3/31/2005                                                                 11746.40                           12546.20
4/30/2005                                                                 11704.30                           12321.50
5/31/2005                                                                 11763.90                           12618.10
6/30/2005                                                                 11830.70                           12756.30

    --- EQUITY INCOME FUND IA         --- RUSSELL 1000 VALUE INDEX
        $10,000 starting value            $10,000 starting value
        $11,831 ending value              $12,756 ending value

RUSSELL 1000 VALUE INDEX is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                              SINCE
                           YTD*    1 YEAR   INCEPTION
----------------------------------------------------------
Equity Income IA           0.43%    9.50%    10.62%
----------------------------------------------------------
Equity Income IB           0.30%    9.23%    10.34%
----------------------------------------------------------
Russell 1000 Value Index   1.76%   14.06%    15.74%
----------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

JOHN R. RYAN, CFA
Senior Vice President, Managing Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ending June 30, 2005, the Hartford Equity Income HLS Fund, Class IA returned 0.43%, trailing the Russell 1000 Value Index return of 1.76%, but underperformed the Lipper Equity Income Variable Annuity-Underlying Funds Average return of 0.72%.

WHY DID THE FUND PERFORM THIS WAY?

The U.S. equity markets treaded water for the first half of 2005 as investors continued to struggle with an anticipated deceleration in corporate earnings and the conundrum of low long-term interest rates and high energy prices. In this environment, the Russell 1000 Value Index return of 1.76% outperformed the broader market return of -0.81% as represented by the S&P 500 Index. The more defensive sectors of the Russell 1000 Value Index posted positive gains, with Energy and Utilities leading the way.

The Fund's underperformance relative to the benchmark was due to a combination of poor stock selection and sector allocation. During the period the Fund was overweight Materials and Financials, and underweight Energy and Consumer Staples, which hurt performance. Among the primary detractors, on an absolute basis, were Alcoa (Metals, Minerals & Mining), duPont (E.I.) de Nemours & Co. (Chemicals) and General Motors (Transportation).

Materials stocks were oversold during the period due to investor worries regarding inventory given the economic slowdown and the impact of rising energy prices on profit margins. General Motors performance was disappointing as incentives on new cars remained quite aggressive and health care costs increased more than expected.

Partially offsetting these results, the Fund benefited from positive stock selection. Additionally, our underweight positions in Information Technology, Consumer Discretionary, Telecommunications Services and Industrials, and our overweight positions in Utilities and Health Care were additive to performance results. Among the top contributors, on an absolute basis, were three Utilities stocks - Exelon (Utilities), Dominion Resources (Utilities) and FPL Group (Utilities). As of the end of the period, all three stocks were held in the Fund.

WHAT IS THE OUTLOOK?

We expect economic growth to decelerate during the remainder of 2005, as positive forces such as favorable monetary policy, federal tax stimulus, and real estate appreciation become less stimulative. Although the growth rate likely will moderate, there seems to be no end to the build in global imbalances. We see these imbalances playing a larger role in investor thinking as we move into next year. We expect GDP growth of 3% over the next twelve months both in the U.S. and abroad.

In this environment, we continue to find opportunities in several areas, particularly those dependent on capital spending. Corporate balance sheets are flush with liquidity, and the ratio of capital spending to cash flow is well below average. We added exposure to

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

cyclical companies that we expect will benefit from continued economic expansion, but whose stocks sell at relatively attractive valuations. At the end of the period, relative to the Russell 1000 Value Index, the Fund was overweight Materials, Utilities, Financials and Health Care.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      25.1%
-------------------------------------------------------------------
Chemicals                                                   7.6
-------------------------------------------------------------------
Communications                                              5.7
-------------------------------------------------------------------
Drugs                                                       5.7
-------------------------------------------------------------------
Electrical Equipment                                        0.9
-------------------------------------------------------------------
Electronics                                                 2.1
-------------------------------------------------------------------
Energy & Services                                          12.4
-------------------------------------------------------------------
Financial Services                                          2.5
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    5.0
-------------------------------------------------------------------
Forest & Paper Products                                     2.3
-------------------------------------------------------------------
Insurance                                                   4.8
-------------------------------------------------------------------
Machinery                                                   4.7
-------------------------------------------------------------------
Media & Entertainment                                       1.0
-------------------------------------------------------------------
Medical Instruments & Supplies                              1.6
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.5
-------------------------------------------------------------------
Real Estate Investment Trust                                0.3
-------------------------------------------------------------------
Repurchase Agreement                                        1.8
-------------------------------------------------------------------
Utilities                                                  13.9
-------------------------------------------------------------------
Other Assets and Liabilities                                0.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Focus HLS Fund inception 4/30/2001
(subadvised by Wellington Management Company, LLP)



PERFORMANCE OVERVIEW 4/30/01 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                       FOCUS FUND IA                      S&P 500 INDEX
                                                                       -------------                      -------------
4/30/2001                                                                 10000.00                          10000.00
5/31/2001                                                                 10111.20                          10067.00
6/30/2001                                                                  9963.07                           9822.37
7/31/2001                                                                  9782.67                           9725.63
8/31/2001                                                                  9571.92                           9117.42
9/30/2001                                                                  8757.68                           8381.46
10/31/2001                                                                 9110.97                           8541.55
11/30/2001                                                                 9948.11                           9196.68
12/31/2001                                                                10394.20                           9277.61
1/31/2002                                                                 10062.10                           9142.30
2/28/2002                                                                  9957.44                           8965.96
3/31/2002                                                                 10201.30                           9303.19
4/30/2002                                                                  9261.21                           8739.41
5/31/2002                                                                  9014.58                           8675.25
6/30/2002                                                                  8280.68                           8057.57
7/31/2002                                                                  7867.41                           7429.89
8/31/2002                                                                  7849.36                           7478.18
9/30/2002                                                                  6948.08                           6666.05
10/31/2002                                                                 7637.83                           7252.00
11/30/2002                                                                 8398.91                           7678.41
12/31/2002                                                                 7837.86                           7227.69
1/31/2003                                                                  7673.70                           7039.05
2/28/2003                                                                  7466.82                           6933.46
3/31/2003                                                                  7501.56                           7000.72
4/30/2003                                                                  8038.63                           7576.88
5/31/2003                                                                  8519.63                           7975.70
6/30/2003                                                                  8594.30                           8077.58
7/31/2003                                                                  8945.05                           8220.07
8/31/2003                                                                  9019.32                           8380.06
9/30/2003                                                                  8823.77                           8291.33
10/31/2003                                                                 9398.88                           8759.79
11/30/2003                                                                 9480.10                           8836.78
12/31/2003                                                                10061.20                           9299.89
1/31/2004                                                                 10126.20                           9470.56
2/29/2004                                                                 10153.10                           9602.15
3/31/2004                                                                  9923.43                           9457.31
4/30/2004                                                                  9722.87                           9309.04
5/31/2004                                                                  9847.27                           9436.53
6/30/2004                                                                 10132.00                           9619.97
7/31/2004                                                                  9907.07                           9301.61
8/31/2004                                                                  9882.37                           9338.89
9/30/2004                                                                  9850.14                           9440.06
10/31/2004                                                                 9687.31                           9584.28
11/30/2004                                                                10094.60                           9971.95
12/31/2004                                                                10379.30                          10311.20
1/31/2005                                                                 10142.10                          10059.80
2/28/2005                                                                 10353.40                          10271.40
3/31/2005                                                                  9986.75                          10089.70
4/30/2005                                                                  9955.13                           9898.46
5/31/2005                                                                 10360.70                          10213.10
6/30/2005                                                                 10340.80                          10227.80

    --- FOCUS FUND IA              --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $10,341 ending value           $10,228 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                 SINCE
                            YTD*     1 YEAR    INCEPTION
-------------------------------------------------------------
Focus IA                   -0.37%    2.06%       0.81%
-------------------------------------------------------------
Focus IB                   -0.49%    1.81%       0.57%
-------------------------------------------------------------
S&P 500 Index              -0.81%    6.32%       0.54%
-------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

STEVEN T. IRONS, CFA
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Focus HLS Fund, Class IA returned -0.37% for the six-month period ended June 30, 2005, which outpaced the Lipper Large Cap Core Variable
Annuity-Underlying Funds Average return of -0.76% and the -0.81% return of the S&P 500 Index, the Fund's benchmark.

WHY DID THE FUND PERFORM THIS WAY?

The Fund outperformed due to strong relative stock selection and sector weightings. Results in the Energy sector were particularly strong as the Fund was overweight this top performing sector, and our holdings bested energy stocks in the benchmark. Three of our top absolute and relative performers were in the sector: Occidental Petroleum (Energy & Services), ConocoPhillips (Energy & Services), and Schlumberger (Energy & Services). The Fund also had strong relative stock selection in Information Technology and Industrials. The major credit card company, MBNA (Banks), was among top contributors to performance as its shares rose after Bank of America (Banks) announced their plans to acquire the company.

Offsetting these strong results was weaker relative stock selection in Financials and Health Care. The largest detractors during the period were Accenture (Business Services) and International Game Technology (Computers & Office Equipment). Accenture experienced issues meeting the staffing needs for rising customer demand. We continue to own Accenture. International Game Technology, a leading manufacturer of slot machines, declined due to competitive pressures and slowing demand. We sold the stock from the portfolio. The Fund avoided Utilities stocks because we believe they have limited prospects for long term growth. This decision detracted from results as Utilities was a strong performing area of market during the first half of 2005.

WHAT IS THE OUTLOOK?

On May 1, 2005, Steven T. Irons became portfolio manager of the Hartford Focus HLS Fund, replacing Rand L. Alexander who retired from Wellington Management Company, LLP. Mr. Irons has 20 years of investment experience, including 12 years with Wellington Management Company, LLP. He will continue to manage the portfolio in a concentrated, large-cap core approach. These stocks will exhibit some or all of the following characteristics: leadership within an industry, a strong balance sheet, strong management teams, high return on equity, acceleration in growth rates, a globally competitive position and/or attractive valuation with a catalyst. At the end of June, the Fund's bottom-up approach resulted in overweight positions in Information Technology and Health Care and underweight positions in Utilities and Consumer Staples.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are currently only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      12.2%
-------------------------------------------------------------------
Business Services                                           3.4
-------------------------------------------------------------------
Chemicals                                                   1.0
-------------------------------------------------------------------
Communications                                              9.0
-------------------------------------------------------------------
Consumer Non-Durables                                       4.0
-------------------------------------------------------------------
Drugs                                                      11.8
-------------------------------------------------------------------
Electronics                                                 8.1
-------------------------------------------------------------------
Energy & Services                                           9.2
-------------------------------------------------------------------
Exchange Traded Funds                                       1.1
-------------------------------------------------------------------
Financial Services                                          1.9
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    2.6
-------------------------------------------------------------------
Insurance                                                   3.9
-------------------------------------------------------------------
Machinery                                                   3.3
-------------------------------------------------------------------
Media & Entertainment                                       2.7
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.6
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.8
-------------------------------------------------------------------
Repurchase Agreement                                        2.0
-------------------------------------------------------------------
Retail                                                      5.3
-------------------------------------------------------------------
Software & Services                                         5.9
-------------------------------------------------------------------
Transportation                                              7.1
-------------------------------------------------------------------
Other Assets and Liabilities                                1.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Advisers HLS Fund inception 3/1/1995
(subadvised by Wellington Management Company, LLP)


PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                             MORGAN STANLEY CAPITAL      LEHMAN GLOBAL AGGREGATE
                                                 GLOBAL ADVISERS FUND IA    INTERNATIONAL WORLD INDEX    INDEX USD HEDGED INDEX
                                                 -----------------------    -------------------------    -----------------------
6/30/1995                                               10000.00                    10000.00                    10000.00
7/31/1995                                               10358.80                    10502.30                    10042.70
8/31/1995                                               10201.20                    10270.20                    10152.60
9/30/1995                                               10315.20                    10571.40                    10266.20
10/31/1995                                              10332.50                    10406.90                    10390.40
11/30/1995                                              10534.90                    10770.20                    10573.50
12/31/1995                                              10823.20                    11087.10                    10708.80
1/31/1996                                               11052.70                    11289.60                    10806.80
2/29/1996                                               11038.40                    11360.50                    10645.80
3/31/1996                                               11158.20                    11551.60                    10634.10
4/30/1996                                               11469.50                    11825.30                    10657.30
5/31/1996                                               11419.60                    11837.70                    10670.40
6/28/1996                                               11445.50                    11899.70                    10792.70
7/31/1996                                               11223.80                    11481.30                    10843.80
8/31/1996                                               11338.50                    11615.40                    10884.20
9/30/1996                                               11530.00                    12072.40                    11095.00
10/31/1996                                              11615.40                    12158.80                    11311.40
11/29/1996                                              12023.80                    12842.30                    11519.90
12/31/1996                                              12099.80                    12638.90                    11466.40
1/31/1997                                               12077.70                    12793.30                    11541.30
2/28/1997                                               12153.70                    12942.70                    11587.50
3/31/1997                                               12106.80                    12688.90                    11486.30
4/30/1997                                               12124.10                    13105.90                    11638.70
5/30/1997                                               12623.80                    13917.20                    11734.70
6/30/1997                                               13065.50                    14613.50                    11896.70
7/31/1997                                               13387.00                    15288.80                    12155.30
8/31/1997                                               12827.00                    14268.30                    12098.20
9/30/1997                                               13330.40                    15045.70                    12292.10
10/31/1997                                              12763.60                    14256.10                    12423.80
11/28/1997                                              12705.80                    14510.70                    12497.40
12/31/1997                                              12767.80                    14689.80                    12632.10
1/31/1998                                               12977.80                    15101.50                    12800.40
2/27/1998                                               13530.30                    16125.40                    12840.10
3/31/1998                                               13957.30                    16808.80                    12912.20
4/30/1998                                               14219.80                    16975.60                    12973.70
5/31/1998                                               14352.80                    16765.30                    13116.10
6/30/1998                                               14386.00                    17165.60                    13206.20
7/31/1998                                               14545.80                    17140.60                    13281.50
8/31/1998                                               13254.30                    14857.30                    13508.80
9/30/1998                                               13084.40                    15122.70                    13816.00
10/31/1998                                              13678.20                    16492.40                    13777.60
11/30/1998                                              14229.00                    17475.80                    13892.00
12/31/1998                                              14471.80                    18332.10                    13866.30
1/31/1999                                               14791.30                    18736.10                    14037.40
2/28/1999                                               14527.30                    18240.30                    13861.70
3/31/1999                                               15057.00                    19002.40                    13971.10
4/30/1999                                               15499.40                    19754.20                    14077.70
5/31/1999                                               15072.00                    19035.00                    13996.60
6/30/1999                                               15429.10                    19925.50                    13868.10
7/31/1999                                               15665.90                    19868.50                    13810.50
8/31/1999                                               15680.60                    19836.00                    13820.80
9/30/1999                                               15749.30                    19646.30                    13904.00
10/31/1999                                              16075.80                    20670.20                    13940.80
11/30/1999                                              16630.30                    21254.40                    13990.50
12/31/1999                                              17823.90                    22977.50                    13975.30
1/31/2000                                               17252.00                    21664.30                    13949.90
2/29/2000                                               18003.90                    21725.40                    14082.60
3/31/2000                                               18020.80                    23229.70                    14270.30
4/30/2000                                               17439.10                    22250.20                    14282.80
5/31/2000                                               17055.40                    21689.60                    14320.40
6/30/2000                                               17547.30                    22422.90                    14498.50
7/31/2000                                               17270.10                    21794.40                    14611.60
8/31/2000                                               17481.00                    22506.10                    14718.80
9/30/2000                                               16994.30                    21312.10                    14838.50
10/31/2000                                              16562.00                    20957.70                    14949.60
11/30/2000                                              16231.90                    19688.00                    15201.10
12/31/2000                                              16641.80                    20009.20                    15420.10
1/31/2001                                               16783.90                    20397.90                    15631.50
2/28/2001                                               16040.70                    18676.30                    15769.10
3/31/2001                                               15497.90                    17453.10                    15873.00
4/30/2001                                               16116.60                    18747.50                    15796.70
5/31/2001                                               16018.90                    18514.70                    15890.80
6/30/2001                                               15839.80                    17937.20                    15970.30
7/31/2001                                               15702.40                    17701.00                    16206.60
8/31/2001                                               15187.40                    16854.80                    16357.60
9/30/2001                                               14475.00                    15371.90                    16489.10
10/31/2001                                              14777.20                    15667.90                    16789.00
11/30/2001                                              15567.90                    16597.10                    16648.80
12/31/2001                                              15601.90                    16703.50                    16536.70
1/31/2002                                               15325.10                    16199.30                    16614.60
2/28/2002                                               15325.30                    16061.60                    16702.90
3/31/2002                                               15582.10                    16807.20                    16526.20
4/30/2002                                               15354.00                    16211.50                    16748.60
5/31/2002                                               15608.90                    16249.00                    16827.30
6/30/2002                                               15032.70                    15266.00                    17002.40
7/31/2002                                               14376.30                    13980.60                    17180.30
8/31/2002                                               14349.90                    14009.90                    17426.60
9/30/2002                                               13426.90                    12471.60                    17660.50
10/31/2002                                              14262.30                    13394.50                    17615.50
11/30/2002                                              14990.50                    14119.20                    17636.70
12/31/2002                                              14205.70                    13437.20                    17934.80
1/31/2003                                               14139.20                    13031.40                    18017.30
2/28/2003                                               14048.70                    12808.60                    18197.50
3/31/2003                                               13952.10                    12773.40                    18181.10
4/30/2003                                               14857.50                    13914.10                    18279.30
5/31/2003                                               15489.20                    14716.10                    18595.50
6/30/2003                                               15695.20                    14976.20                    18536.00
7/31/2003                                               15858.40                    15283.20                    18154.20
8/31/2003                                               16111.00                    15617.00                    18145.10
9/30/2003                                               15881.90                    15716.10                    18475.30
10/31/2003                                              16564.30                    16651.20                    18301.70
11/30/2003                                              16817.50                    16908.70                    18327.30
12/31/2003                                              17368.00                    17973.70                    18503.20
1/31/2004                                               17840.60                    18266.00                    18610.50
2/29/2004                                               18242.50                    18578.40                    18798.50
3/31/2004                                               18517.00                    18462.40                    18892.50
4/30/2004                                               18036.20                    18094.50                    18603.40
5/31/2004                                               18177.20                    18257.90                    18553.20
6/30/2004                                               18570.30                    18654.90                    18586.60
7/31/2004                                               17725.20                    18050.80                    18714.90
8/31/2004                                               17725.10                    18137.30                    19014.30
9/30/2004                                               18236.20                    18486.20                    19096.10
10/31/2004                                              18667.10                    18943.10                    19237.40
11/30/2004                                              19313.30                    19946.50                    19277.80
12/31/2004                                              19581.90                    20714.00                    19414.60
1/31/2005                                               19153.40                    20251.60                    19562.20
2/28/2005                                               18976.80                    20902.30                    19480.00
3/31/2005                                               18621.40                    20506.90                    19511.20
4/30/2005                                               18581.70                    20072.70                    19753.10
5/31/2005                                               18904.60                    20444.70                    19944.70
6/30/2005                                               19064.80                    20630.70                    20114.30

    --- GLOBAL ADVISERS            --- MORGAN STANLEY            -- LEHMAN BROTHERS GLOBAL


        FUND IA                        CAPITAL INTERNATIONAL         AGGREGATE INDEX USD HEDGED
        $10,000 starting value         WORLD INDEX                   $10,000 starting value
        $19,065 ending value           $10,000 starting value        $20,114 ending value

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                       $20,631 ending value

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is a broad-based unmanaged market capitalization weighted total return index which measures performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

LEHMAN BROTHERS GLOBAL AGGREGATE INDEX USD HEDGED provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

                           YTD*    1 YEAR   5 YEAR   10 YEAR

You cannot invest directly in the indices.
The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

                           YTD*    1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
Global Advisers IA        -2.64%    2.66%    1.67%    6.67%
----------------------------------------------------------------
Global Advisers IB(3)     -2.76%    2.41%    1.45%    6.42%
----------------------------------------------------------------
Morgan Stanley Capital
  International World
  Index                   -0.40%   10.59%   -1.65%    7.51%
----------------------------------------------------------------
Lehman Brothers Global
  Aggregate Index USD
  Hedged                   3.60%    8.22%    6.77%    7.24%
----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

ANDREW S. OFFIT
Senior Vice President, Partner

ROBERT L. EVANS
Senior Vice President, Partner

SCOTT M. ELLIOTT
Senior Vice President, Partner

JEAN-MARC BERTEAUX
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Global Advisers HLS Fund, Class IA returned -2.64% for the six month period ended June 30, 2005. The Fund underperformed its composite index (55% Morgan Stanley Capital International World Index, 35% Lehman Brothers Global Aggregate Index, 10% Treasury Bill), which returned 1.21%, and the Lipper Global Flexible Portfolio Variable Annuity-Underlying Funds Average return of -0.17%.

WHY DID THE FUND PERFORM THIS WAY?
The Fund underperformed during the period due to underperformance in equities, which was partially offset by outperformance within the fixed income portion of the Fund. Our equity underperformance was primarily driven by a single holding, Elan (Drugs). The stock declined dramatically during the first quarter because Elan's major drug, Tysabri, an FDA-approved drug for multiple sclerosis, was withdrawn from the market due to a patient death in a follow-on clinical trial. Elan was our greatest contributor to performance in 2004 and it was one of our largest holdings entering 2005, as we felt strongly that there was over 50% more upside in 2005. The patient death and withdrawal of the drug were both tragic and unexpected. True to our process, as soon as Tysabri was withdrawn we sold the position in Elan. As a result, we no longer held the stock in March when it declined another 50% after another patient death.
Though Elan accounted for the majority of our relative underperformance, several other portfolio decisions hurt returns during the period. The Fund's stock selection in the Financial and Industrial sectors was a drag on performance. In addition, the Fund's underweight positions in the Energy and Utilities sectors, the two best performing sectors of the benchmark, hurt relative returns.
Aside from Elan, stocks that detracted the most from returns were Alcatel (Communications) which reported 4Q margins well below expectations after our very positive meeting with the CEO in

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

November; eBay (Business Services); and Trend Micro (Software & Services). We no longer hold any of these stocks.

In equities, stock selection in Information Technology was strong as Corning (Metals, Minerals & Mining) and Apple (Computers & Office Equipment) were top contributors to performance. Demand for flat panel televisions and computers benefited glass maker Corning. Apple appreciated as strong iPod sales drove top line and bottom line growth.

The fixed income portion of the Fund outperformed its benchmark during the first half of 2005. Currency strategies made the biggest contribution to the Portfolio's relative performance, with long positions in the U.S. dollar, Norwegian krone, South Korean won, and Singapore dollar appreciating versus the euro, Swiss franc, yen, and South African rand. Duration strategies were a modest negative as gains on short positions in U.K. bonds reversed into losses by the end of the first half of the year, offset partially by long interest rate positions in Mexico. Country selection, in the form of long positions in the US versus Japan and the U.K., provided additional alpha. Strong security selection almost entirely offset credit underperformance as a result of the Portfolio's allocation to BBB-rated credit, despite a very difficult credit environment. However, yield curve positioning was a negative as gains from flattening biases in Germany were more than offset by steepening biases in Australia and the U.K.

WHAT IS THE OUTLOOK?


In equities, we remain overweight in the sectors best positioned for growth and outperformance: Consumer Discretionary and Technology. Underweight positions include Financials, Energy, and Consumer Staples. Our focus will remain on intensive bottom up research. We will continue to overweight equities believing expected returns are greater relative to fixed income and cash.

Our fixed income positioning reflects our expectation for moderating global economic activity in 2005. We will target a neutral to long portfolio duration. Our bias is to overweight the U.S. bond market versus the U.K., Japan, Canada, and Germany. We are positioned for weaker economies in Australia and New Zealand, with long bond positions and short currency positions. In Europe, the combination of weak economic growth, low inflation, and a strong currency should support government bonds at their current levels; accordingly we are neutral to underweight European government bonds. We are currently slightly underweight Japan, and in Australia, we maintain an overweight position. More broadly, we continue to work diligently to exploit the coming market opportunities while maintaining a broad diversification of investment strategies in the Fund.


The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.


DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   63.0%
-------------------------------------------------------------------
United Kingdom                                              7.6
-------------------------------------------------------------------
France                                                      7.1
-------------------------------------------------------------------
Germany                                                     6.6
-------------------------------------------------------------------
Japan                                                       5.9
-------------------------------------------------------------------
Australia                                                   5.7
-------------------------------------------------------------------
Switzerland                                                 4.5
-------------------------------------------------------------------
Netherlands                                                 4.5
-------------------------------------------------------------------
Taiwan                                                      3.6
-------------------------------------------------------------------
Canada                                                      2.3
-------------------------------------------------------------------
Spain                                                       1.7
-------------------------------------------------------------------
Finland                                                     1.4
-------------------------------------------------------------------
Denmark                                                     1.4
-------------------------------------------------------------------
Sweden                                                      1.2
-------------------------------------------------------------------
Singapore                                                   1.2
-------------------------------------------------------------------
Mexico                                                      1.2
-------------------------------------------------------------------
Belgium                                                     1.2
-------------------------------------------------------------------
South Korea                                                 1.0
-------------------------------------------------------------------
Italy                                                       1.0
-------------------------------------------------------------------
Hong Kong                                                   0.9
-------------------------------------------------------------------
New Zealand                                                 0.6
-------------------------------------------------------------------
Luxembourg                                                  0.6
-------------------------------------------------------------------
Ireland                                                     0.5
-------------------------------------------------------------------
Israel                                                      0.3
-------------------------------------------------------------------
Brazil                                                      0.3
-------------------------------------------------------------------
Russia                                                      0.2
-------------------------------------------------------------------
Cayman Islands                                              0.1
-------------------------------------------------------------------
Bulgaria                                                    0.1
-------------------------------------------------------------------
Other Assets and Liabilities                              (25.7)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      A PERCENTAGE
INDUSTRY                                              OF NET ASSETS
-------------------------------------------------------------------
Apparel & Textile                                           1.7%
-------------------------------------------------------------------
Banks                                                       7.9
-------------------------------------------------------------------
Business Services                                           1.4
-------------------------------------------------------------------
Communications                                              5.9
-------------------------------------------------------------------
Computers & Office Equipment                                0.5
-------------------------------------------------------------------
Construction                                                1.2
-------------------------------------------------------------------
Consumer Durables                                           0.9
-------------------------------------------------------------------
Consumer Non-Durables                                       1.3
-------------------------------------------------------------------
Drugs                                                       7.5
-------------------------------------------------------------------
Electronics                                                 6.4
-------------------------------------------------------------------
Energy & Services                                           4.3
-------------------------------------------------------------------
Federal Home Loan Bank                                      0.3
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                      0.3
-------------------------------------------------------------------
Federal National Mortgage Association                       2.1
-------------------------------------------------------------------
Financial Services                                         10.2
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    2.7
-------------------------------------------------------------------
Foreign Governments                                        25.5
-------------------------------------------------------------------
Forest & Paper Products                                     0.1
-------------------------------------------------------------------
Government National Mortgage Association                    0.4
-------------------------------------------------------------------
Health Services                                             0.5
-------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED


                                                      A PERCENTAGE
INDUSTRY                                              OF NET ASSETS
-------------------------------------------------------------------
Hotels & Gaming                                             0.7%
-------------------------------------------------------------------
Insurance                                                   2.7
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                7.5
-------------------------------------------------------------------
Machinery                                                   0.3
-------------------------------------------------------------------
Media & Entertainment                                       4.5
-------------------------------------------------------------------
Medical Instruments & Supplies                              1.7
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.9
-------------------------------------------------------------------
Repurchase Agreement                                        9.0
-------------------------------------------------------------------
Retail                                                      3.9
-------------------------------------------------------------------
SLM Student Loan Trust                                      0.0
-------------------------------------------------------------------
Software & Services                                         4.4
-------------------------------------------------------------------
Transportation                                              1.0
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.7
-------------------------------------------------------------------
U.S. Treasury Bonds                                         3.2
-------------------------------------------------------------------
U.S. Treasury Notes                                         2.8
-------------------------------------------------------------------
Utilities                                                   0.3
-------------------------------------------------------------------
Other Assets and Liabilities                              (25.7)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of June 30, 2005

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         7.3%
-------------------------------------------------------------------
Common Stocks                                              59.9
-------------------------------------------------------------------
Corporate Notes: Investment Grade                          32.0
-------------------------------------------------------------------
Corporate Notes: Non-Investment Grade                       0.2
-------------------------------------------------------------------
Short-Term Securities                                      17.2
-------------------------------------------------------------------
U.S. Government Agencies                                    2.8
-------------------------------------------------------------------
U.S. Government Securities                                  6.3
-------------------------------------------------------------------
Other Assets and Liabilities                              (25.7)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Communications HLS Fund  inception 12/27/2000
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 12/27/00 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                             MORGAN STANLEY CAPITAL
                                                                             INTERNATIONAL AC (ALL
                                                                              COUNTRY) WORLD FREE
                                               GLOBAL COMMUNICATION FUND   TELECOMMUNICATION SERVICES
                                                          IA                         INDEX                    S&P 500 INDEX
                                               -------------------------   --------------------------         -------------
12/27/2000                                             10000.00                     10000.00                    10000.00
12/31/2000                                              9981.20                     10000.00                    10000.00
1/31/2001                                              11996.00                     10981.90                    10354.60
2/28/2001                                               9543.16                      9279.67                     9411.02
3/31/2001                                               8022.73                      8758.29                     8815.15
4/30/2001                                               8773.98                      9425.31                     9499.21
5/31/2001                                               8075.38                      8699.96                     9562.85
6/30/2001                                               7708.56                      8127.56                     9330.48
7/31/2001                                               7569.46                      8221.84                     9238.58
8/31/2001                                               6520.07                      7344.23                     8660.83
9/30/2001                                               6209.54                      7433.83                     7961.72
10/31/2001                                              5899.40                      7162.64                     8113.79
11/30/2001                                              6215.67                      7502.77                     8736.12
12/31/2001                                              6413.70                      7546.83                     8813.00
1/31/2002                                               5610.16                      6871.38                     8684.46
2/28/2002                                               5008.17                      6558.86                     8516.95
3/31/2002                                               5199.96                      6644.55                     8837.29
4/30/2002                                               4630.07                      5920.79                     8301.75
5/31/2002                                               4643.27                      5959.87                     8240.80
6/30/2002                                               4023.33                      5341.23                     7654.06
7/31/2002                                               3799.86                      5061.35                     7057.80
8/31/2002                                               4001.26                      5056.29                     7103.68
9/30/2002                                               3499.18                      4276.11                     6332.22
10/31/2002                                              4260.89                      5247.64                     6888.82
11/30/2002                                              4735.58                      5809.66                     7293.89
12/31/2002                                              4530.40                      5466.31                     6865.73
1/31/2003                                               4489.90                      5346.05                     6686.54
2/28/2003                                               4459.39                      5069.12                     6586.24
3/31/2003                                               4393.21                      5006.27                     6650.01
4/30/2003                                               4822.85                      5607.52                     7197.30
5/31/2003                                               5256.34                      6014.62                     7576.15
6/30/2003                                               5541.87                      6065.15                     7672.93
7/31/2003                                               5563.84                      5922.62                     7808.28
8/31/2003                                               5621.51                      5905.44                     7960.25
9/30/2003                                               5851.04                      5942.05                     7875.97
10/31/2003                                              6358.06                      6226.68                     8320.96
11/30/2003                                              6583.93                      6439.63                     8394.09
12/31/2003                                              7265.41                      6966.39                     8834.01
1/31/2004                                               7461.40                      7200.46                     8996.12
2/29/2004                                               7432.94                      7252.31                     9121.12
3/31/2004                                               7425.01                      7100.73                     8983.53
4/30/2004                                               7131.68                      6981.44                     8842.69
5/31/2004                                               7061.83                      6802.02                     8963.80
6/30/2004                                               7302.46                      6929.22                     9138.05
7/31/2004                                               7069.97                      6891.11                     8835.64
8/31/2004                                               6707.27                      6957.95                     8871.05
9/30/2004                                               6894.78                      7138.86                     8967.15
10/31/2004                                              7447.73                      7477.24                     9104.14
11/30/2004                                              8647.65                      8032.05                     9472.39
12/31/2004                                              8951.83                      8345.30                     9794.62
1/31/2005                                               8583.23                      7992.29                     9555.88
2/28/2005                                               8894.95                      8123.37                     9756.87
3/31/2005                                               8329.36                      7919.47                     9584.27
4/30/2005                                               8049.28                      7776.92                     9402.59
5/31/2005                                               8322.20                      7756.70                     9701.50
6/30/2005                                               9055.01                      7835.04                     9715.40

    --- GLOBAL COMMUNICATION FUND  --- MORGAN STANLEY CAPITAL         -- S&P 500 INDEX
        IA                             INTERNATIONAL AC (ALL              $10,000 starting value
        $10,000 starting value         COUNTRY) WORLD FREE                $9,715  ending value
        $9,055  ending value           TELECOMMUNICATION SERVICES
                                       INDEX
                                       $10,000 starting value
                                       $7,835  ending value

MORGAN STANLEY CAPITAL INTERNATIONAL AC (ALL COUNTRY) WORLD FREE TELECOMMUNICATION SERVICES INDEX is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                   SINCE
                                YTD*    1 YEAR   INCEPTION
---------------------------------------------------------------
Global Comm IA                  1.15%   24.00%     -2.18%
---------------------------------------------------------------
Global Comm IB                  1.03%   23.69%     -2.40%
---------------------------------------------------------------
Morgan Stanley Capital
  International AC (All
  Country) World Free
  Telecommunication Services
  Index                         -6.11%  13.07%     -5.28%**
---------------------------------------------------------------
S&P 500 Index                   -0.81%   6.32%     -0.64%**
---------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

 ** Return is from 12/31/00.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

ARCHANA BASI, CFA
Vice President, Global Industry Analyst

DAVID NINCIC, CFA
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Global Communications HLS Fund, Class IA returned 1.15% for the six-month period ended June 30, 2005. The Fund strongly outperformed the Morgan Stanley Capital International All Country World Free Telecommunication Services Index, which returned -6.11% over the same period. The Fund also outperformed the S&P 500 Index, which returned -0.81% over the same period. (There is no comparative variable annuity Lipper peer group.)

WHY DID THE FUND PERFORM THIS WAY?

The Fund's outperformance over the six-month period relative to the MSCI AC World Free Telecommunication Services Index was a result of security selection, primarily among Wireless Telecommunications Services, a sub-sector accounting for twenty percent of the Fund on average over the period. Stock selection was also additive within the Diversified Telecommunications Service sub-sector.

Within the Wireless Telecommunication Services sub-sector, top contributors to relative and absolute returns were U.S. wireless carriers Dobson Communications (Communications), Nextel Communications (Communications) and UbiquiTel (Communications). The companies have generally benefited from increased pricing power as the U.S. wireless network is experiencing significant congestion and capacity utilization rates are meaningfully higher than in the rest of the developed world.

Top contributors within the Diversified Telecommunication Services sub-sector were Philippine Long Distance (Communications) and Telkom South Africa (Communications). In this sub-sector, we have tended to favor emerging markets and European companies over U.S. companies, given the difficult competition the U.S. companies face from cable and wireless companies. In Europe, the telecom services sector has been the most active of any sector over the last couple of years in returning cash to shareholders.

WHAT IS THE OUTLOOK?

Our favorable view of the U.S. wireless industry versus the rest of the world continues to grow. We believe that the U.S. wireless industry is undervalued as the wireless carriers continue to enjoy increased pricing power. Among diversified companies, we remain optimistic on the performance of emerging market and European

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

telecommunications companies relative to U.S. companies. Emerging markets penetration of telecommunication services is low, allowing for healthy growth for years to come. In addition, we believe company valuations are attractive and that certain management teams are very focused on returning value to shareholders. European companies are generating considerable free cash flow and managements have proven to be shareholder-oriented, willing to return cash in the form of dividends and share buybacks.
The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   54.9%
-------------------------------------------------------------------
Brazil                                                     10.5
-------------------------------------------------------------------
France                                                      7.9
-------------------------------------------------------------------
Philippines                                                 4.8
-------------------------------------------------------------------
Indonesia                                                   4.7
-------------------------------------------------------------------
Norway                                                      4.3
-------------------------------------------------------------------
Italy                                                       2.9
-------------------------------------------------------------------
Ireland                                                     2.4
-------------------------------------------------------------------
Spain                                                       1.9
-------------------------------------------------------------------
China                                                       9.9
-------------------------------------------------------------------
Mexico                                                      1.4
-------------------------------------------------------------------
Belgium                                                     1.4
-------------------------------------------------------------------
Austria                                                     1.4
-------------------------------------------------------------------
Germany                                                     1.2
-------------------------------------------------------------------
South Korea                                                 0.8
-------------------------------------------------------------------
Morocco                                                     0.1
-------------------------------------------------------------------
Other Assets and Liabilities                              (10.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Communications                                             96.1%
-------------------------------------------------------------------
Electronics                                                 0.8
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               11.3
-------------------------------------------------------------------
Repurchase Agreement                                        0.7
-------------------------------------------------------------------
Utilities                                                   1.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (10.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Financial Services HLS Fund inception 12/27/2000
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 12/27/00 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                           MORGAN STANLEY CAPITAL
                                           GLOBAL FINANCIAL SERVICES   INTERNATIONAL FINANCE EX REAL
                                                    FUND IA                     ESTATE INDEX                  S&P 500 INDEX
                                           -------------------------   -----------------------------          -------------
12/27/2000                                         10000.00                      10000.00                       10000.00
12/31/2000                                          9992.29                      10000.00                       10000.00
1/31/2001                                           9865.54                      10003.00                       10354.60
2/28/2001                                           9623.34                       9350.80                        9411.02
3/31/2001                                           9267.32                       8799.11                        8815.15
4/30/2001                                           9720.92                       9173.07                        9499.21
5/31/2001                                           9963.37                       9120.78                        9562.85
6/30/2001                                          10015.10                       9040.52                        9330.48
7/31/2001                                           9913.38                       8849.76                        9238.58
8/31/2001                                           9750.27                       8753.30                        8660.83
9/30/2001                                           8861.48                       7824.58                        7961.72
10/31/2001                                          8895.62                       7837.10                        8113.79
11/30/2001                                          9148.73                       8238.36                        8736.12
12/31/2001                                          9420.45                       8332.27                        8813.00
1/31/2002                                           9001.93                       8042.31                        8684.46
2/28/2002                                           8984.73                       7900.77                        8516.95
3/31/2002                                           9443.39                       8468.86                        8837.29
4/30/2002                                           9462.00                       8495.07                        8301.75
5/31/2002                                           9344.66                       8603.81                        8240.80
6/30/2002                                           9034.97                       8132.32                        7654.06
7/31/2002                                           8148.86                       7366.25                        7057.80
8/31/2002                                           8141.33                       7461.28                        7103.68
9/30/2002                                           7204.38                       6437.59                        6332.22
10/31/2002                                          7655.67                       7061.39                        6888.82
11/30/2002                                          8061.58                       7407.40                        7293.89
12/31/2002                                          7642.57                       6975.55                        6865.73
1/31/2003                                           7297.33                       6746.75                        6686.54
2/28/2003                                           7126.88                       6604.39                        6586.24
3/31/2003                                           7101.88                       6479.57                        6650.01
4/30/2003                                           7814.14                       7386.71                        7197.30
5/31/2003                                           8211.45                       7809.23                        7576.15
6/30/2003                                           8286.57                       7915.44                        7672.93
7/31/2003                                           8555.50                       8264.51                        7808.28
8/31/2003                                           8528.36                       8202.52                        7960.25
9/30/2003                                           8686.53                       8399.38                        7875.97
10/31/2003                                          9328.07                       9074.69                        8320.96
11/30/2003                                          9378.17                       9132.77                        8394.09
12/31/2003                                          9957.20                       9688.96                        8834.01
1/31/2004                                          10154.30                       9935.06                        8996.12
2/29/2004                                          10408.50                      10162.60                        9121.12
3/31/2004                                          10385.00                      10119.90                        8983.53
4/30/2004                                           9939.27                       9742.42                        8842.69
5/31/2004                                           9977.62                       9828.15                        8963.80
6/30/2004                                          10079.90                       9933.31                        9138.05
7/31/2004                                           9637.08                       9629.35                        8835.64
8/31/2004                                           9885.92                       9846.98                        8871.05
9/30/2004                                           9963.53                       9937.57                        8967.15
10/31/2004                                         10181.90                      10214.80                        9104.14
11/30/2004                                         10650.30                      10768.50                        9472.39
12/31/2004                                         11186.70                      11315.50                        9794.62
1/31/2005                                          10916.20                      11013.40                        9555.88
2/28/2005                                          11014.50                      11199.50                        9756.87
3/31/2005                                          10712.80                      10898.20                        9584.27
4/30/2005                                          10638.60                      10679.20                        9402.59
5/31/2005                                          10772.60                      10815.90                        9701.50
6/30/2005                                          10991.80                      10996.50                        9715.40

    --- GLOBAL FINANCIAL SERVICES  --- MORGAN STANLEY CAPITAL INTERNATIONAL    -- S&P 500 INDEX
        FUND IA                        FINANCE EX                                  $10,000 starting value
        $10,000 starting value         REAL ESTATE INDEX                           $9,715  ending value
        $10,992 ending value           $10,000 starting value
                                       $10,997 ending value

MORGAN STANLEY CAPITAL INTERNATIONAL FINANCE EX REAL ESTATE INDEX includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups.

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                          SINCE
                                       YTD*    1 YEAR   INCEPTION
----------------------------------------------------------------------
Global Financial Services IA          -1.74%    9.05%     2.12%
----------------------------------------------------------------------
Global Financial Services IB          -1.86%    8.77%     1.89%
----------------------------------------------------------------------
Morgan Stanley Capital International
  Finance ex Real Estate Index        -2.82%   10.70%     2.13%**
----------------------------------------------------------------------
S&P 500 Index                         -0.81%    6.32%    -0.64%**
----------------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

 ** Return is from 12/31/00.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

MARK T. LYNCH, CFA
Senior Vice President, Partner, Global Industry Analyst

THEODORE E. SHASTA, CFA
Senior Vice President, Partner, Global Industry Analyst

JENNIFER L. NETTESHEIM, CFA
Vice President, Global Industry Analyst

ANDREW R. HEISKELL
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Global Financial Services HLS Fund, Class IA returned
-1.74% for the six-month period ended June 30, 2005. The Fund outperformed its benchmark, the Morgan Stanley Capital International Finance ex-Real Estate Index, which returned -2.82% over the same period. The Fund underperformed the S&P 500 Index, which returned -0.81% over the same period. (There is no comparative variable annuity Lipper peer group.)

WHY DID THE FUND PERFORM THIS WAY?

Within the MSCI Finance sector, the Thrifts & Mortgage Finance companies recorded the weakest returns. However, the Fund's strong security selection in the industry was a primary source of relative outperformance versus the MSCI Finance ex-Real Estate Index. Our overweight holding in Golden West Financial (Banks) was a top contributor, as the company has continued to show an ability to grow earnings in various interest rate and economic environments. Our security selection among Banks also provided positive relative contributions, led by Hibernia (Banks) and Italian bank Capitalia (Banks). During the period, Capital One (Banks) made an offer to acquire Hibernia.

On an absolute basis, the Fund's negative returns were driven primarily by Insurance holdings. American International Group (AIG) (Insurance), Ambac Financial (Insurance) and Marsh & McLennan (Insurance) were bottom contributors. Over the course of the period, inflections in industry fundamentals amid the pricing cycle impacted insurance and insurance brokerage stocks. This was exacerbated in some cases by market sentiment and company-specific issues. We continued to own each name at the end of the period.

WHAT IS THE OUTLOOK?

Our enthusiasm continues for the custodial banks we own. They are one of the few groups within Financials that benefit from a rise in short-term rates and have limited credit risk exposure. The custodial banks continue to see growth opportunities in outsourcing and outside the U.S. overall.

The U.S. megabanks have reversed the previous trend of continuous losses in market share to smaller banks and appear to have gained permanent advantage in consumer banking. As the larger banks are also selling for less than the smaller banks, this additionally supports our more favorable view of the larger names.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Within Insurance, we are underweight life insurance. Competition is very intense in core life insurance businesses, including term life and universal life. Secular trends within the Insurance Broker sub-sector include continued growth in risk advisory and intermediation services. Product innovation is offsetting the more commoditized businesses. We like to own companies with proven success in innovation and resource allocation. Our stock selection within the group seeks to be contrarian at important inflection points in sentiment and fundamentals.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   70.5%
-------------------------------------------------------------------
United Kingdom                                              7.4
-------------------------------------------------------------------
Switzerland                                                 6.1
-------------------------------------------------------------------
Japan                                                       4.8
-------------------------------------------------------------------
Australia                                                   4.6
-------------------------------------------------------------------
Spain                                                       4.2
-------------------------------------------------------------------
Italy                                                       4.1
-------------------------------------------------------------------
Canada                                                      3.0
-------------------------------------------------------------------
Germany                                                     2.0
-------------------------------------------------------------------
Sweden                                                      1.6
-------------------------------------------------------------------
Singapore                                                   0.8
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      63.0%
-------------------------------------------------------------------
Financial Services                                          9.6
-------------------------------------------------------------------
Insurance                                                  24.6
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.4
-------------------------------------------------------------------
Repurchase Agreement                                        0.6
-------------------------------------------------------------------
U.S. Government Agencies                                    1.9
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Health HLS Fund inception 5/1/2000
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 5/01/00 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                            GOLDMAN SACHS HEALTH CARE
                                                  GLOBAL HEALTH FUND IA               INDEX                   S&P 500 INDEX
                                                  ---------------------     -------------------------         -------------
5/1/2000                                                10000.00                    10000.00                    10000.00
5/31/2000                                               10246.00                    10391.00                     9794.82
6/30/2000                                               11908.50                    11521.50                    10036.30
7/31/2000                                               12165.10                    11132.10                     9879.55
8/31/2000                                               12827.80                    11534.00                    10492.90
9/30/2000                                               13690.60                    12042.60                     9939.02
10/31/2000                                              13910.80                    12332.90                     9896.87
11/30/2000                                              14267.50                    12506.80                     9117.18
12/31/2000                                              14817.60                    12959.50                     9161.90
1/31/2001                                               13996.20                    11763.30                     9486.75
2/28/2001                                               13953.00                    11708.00                     8622.28
3/31/2001                                               13102.70                    10663.70                     8076.35
4/30/2001                                               13813.80                    11129.70                     8703.08
5/31/2001                                               14475.80                    11374.50                     8761.39
6/30/2001                                               14547.50                    11087.90                     8548.48
7/31/2001                                               14475.30                    11391.70                     8464.29
8/31/2001                                               14259.10                    11100.10                     7934.96
9/30/2001                                               13802.80                    11013.50                     7294.45
10/31/2001                                              14127.60                    11028.90                     7433.77
11/30/2001                                              14914.90                    11619.00                     8003.94
12/31/2001                                              15120.30                    11399.40                     8074.38
1/31/2002                                               14697.20                    11093.90                     7956.61
2/28/2002                                               14769.80                    11038.40                     7803.14
3/31/2002                                               15159.70                    11176.40                     8096.64
4/30/2002                                               14646.90                    10477.90                     7605.97
5/31/2002                                               14202.00                    10273.50                     7550.14
6/30/2002                                               12923.10                     9296.53                     7012.57
7/31/2002                                               12557.50                     9092.93                     6466.29
8/31/2002                                               12342.40                     9158.40                     6508.32
9/30/2002                                               11593.60                     8669.34                     5801.52
10/31/2002                                              12340.60                     9071.60                     6311.47
11/30/2002                                              13179.70                     9324.70                     6682.58
12/31/2002                                              12553.70                     9002.06                     6290.32
1/31/2003                                               12371.70                     9007.46                     6126.14
2/28/2003                                               11987.20                     8851.64                     6034.25
3/31/2003                                               12142.50                     9120.73                     6092.67
4/30/2003                                               13194.10                     9541.19                     6594.10
5/31/2003                                               14436.40                     9985.81                     6941.19
6/30/2003                                               14762.00                    10414.20                     7029.86
7/31/2003                                               14818.70                    10454.80                     7153.86
8/31/2003                                               14700.00                    10225.90                     7293.10
9/30/2003                                               15044.40                    10241.20                     7215.88
10/31/2003                                              15379.10                    10341.60                     7623.58
11/30/2003                                              15815.00                    10528.70                     7690.58
12/31/2003                                              16609.80                    11091.00                     8093.62
1/31/2004                                               17272.70                    11417.00                     8242.15
2/29/2004                                               17382.40                    11573.50                     8356.68
3/31/2004                                               17170.30                    11239.00                     8230.62
4/30/2004                                               17329.70                    11639.10                     8101.58
5/31/2004                                               17256.80                    11624.00                     8212.54
6/30/2004                                               17483.50                    11621.60                     8372.18
7/31/2004                                               16554.10                    10895.30                     8095.12
8/31/2004                                               16749.30                    11029.30                     8127.56
9/30/2004                                               16921.80                    10999.50                     8215.61
10/31/2004                                              16955.00                    10743.20                     8341.12
11/30/2004                                              17540.80                    11018.30                     8678.51
12/31/2004                                              18736.40                    11786.20                     8973.73
1/31/2005                                               18049.90                    11427.90                     8755.00
2/28/2005                                               17863.10                    11731.90                     8939.14
3/31/2005                                               17412.30                    11742.50                     8781.01
4/30/2005                                               17938.80                    12207.50                     8614.56
5/31/2005                                               18257.00                    12432.10                     8888.42
6/30/2005                                               18497.50                    12486.80                     8901.15

    --- GLOBAL HEALTH FUND IA      --- GOLDMAN SACHS HEALTH CARE INDEX    -- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value                 $10,000 starting value
        $18,497 ending value           $12,487 ending value                   $8,901  ending value

GOLDMAN SACHS HEALTH CARE INDEX is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                      SINCE
                          YTD*    1 YEAR   5 YEAR   INCEPTION
------------------------------------------------------------------
Global Health IA         -1.28%   5.80%     9.21%    12.64%
------------------------------------------------------------------
Global Health IB         -1.40%   5.54%     8.96%    12.39%
------------------------------------------------------------------
Goldman Sachs Health
  Care Index              5.94%   7.44%     1.62%     4.39%**
------------------------------------------------------------------
S&P 500 Index            -0.81%   6.32%    -2.37%    -2.23%**
------------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

 ** Return is from 4/30/00.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

JOSEPH H. SCHWARTZ, CFA
Senior Vice President, Partner, Global Industry Analyst

JEAN M. HYNES, CFA
Senior Vice President, Partner, Global Industry Analyst

ANN C. GALLO
Senior Vice President, Partner, Global Industry Analyst

KIRK J. MAYER, CFA
Vice President, Global Industry Analyst

ROBERT L. DERESIEWICZ
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Global Health HLS Fund, Class 1A returned -1.28% for the six-month period ended June 30, 2005. The Fund underperformed the Goldman Sachs Health Care Index, which returned 5.94% over the period. The Fund underperformed the S&P 500 Index, which returned -0.81% over the same period. (There is no comparative variable annuity Lipper peer group.)

WHY DID THE FUND PERFORM THIS WAY?

Our position in Elan (Drugs) was the largest driver of the Fund's underperformance. Elan (-75%) plunged on news that it would pull its promising new multiple sclerosis drug, Tysabri, from the market. This position cost the Fund over 300 basis points in performance. These events highlighted the risks inherent in biotechnology drug discovery. Meanwhile, safety concerns surrounding the cox-II class of drugs, as well as the overhang of ongoing patent lawsuits, impacted the larger pharmaceutical companies. Holdings such as Schering-Plough (Drugs), Sankyo (Drugs) and Millennium Pharmaceuticals (Drugs) also detracted from absolute Fund returns during the period.

On a relative basis, our underweight in Genentech (Drugs) was the largest detractor after Elan. However, our position in Genentech did provide positive returns as shares soared following news that Avastin, the company's colorectal cancer drug, was also effective in slowing the progression of breast cancer. The Health Care Providers & Services sub-sector continued its strong trend and was the largest positive absolute contributor to the Fund's returns. However, our underweight allocation to that strong-performing sub-sector detracted from the Fund's relative performance for the period. Among hospitals, we saw some stabilization in fundamentals. This stabilization, combined with attractive valuations, contributed to strong performance in the group this year, after having underperformed the market in 2004 and in three of the past four years. In addition, the ability of managed care companies to maintain firm pricing in the face of declining costs has led to good margins and cash flows.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

The top contributor to absolute Fund returns during the period was drug distributor McKesson (Consumer Non-Durables). The company's shift to a fee-for-service business model, together with renewed drug price inflation, helped drive revenue improvements.

WHAT IS THE OUTLOOK?

For pharmaceutical stocks, the market will eventually turn its attention to a new product cycle in the '08-'09 timeframe as products currently in strong Phase 1 and Phase II pipelines advance. To this point, the biggest overhang has been ongoing patent lawsuits. We view this as merely a timing issue. As cases are ultimately decided, the market will remove the heavy discount being placed on the long-term earnings outlook. In addition, as more clarity has developed about Medicare Drug Benefit discounts, company managements have become marginally more positive on the outlook. The Medicare Drug Benefit will be a positive for the industry at the outset, especially benefiting companies with good formulary positioning, since the data is clear that those with insurance coverage use more drugs than those who do not have insurance coverage.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   85.2%
-------------------------------------------------------------------
Japan                                                      14.0
-------------------------------------------------------------------
United Kingdom                                              5.2
-------------------------------------------------------------------
Switzerland                                                 3.5
-------------------------------------------------------------------
France                                                      3.1
-------------------------------------------------------------------
Germany                                                     2.4
-------------------------------------------------------------------
Belgium                                                     1.4
-------------------------------------------------------------------
Ireland                                                     0.9
-------------------------------------------------------------------
Other Assets and Liabilities                              (15.7)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Business Services                                           2.1%
-------------------------------------------------------------------
Chemicals                                                   1.2
-------------------------------------------------------------------
Consumer Non-Durables                                       3.5
-------------------------------------------------------------------
Drugs                                                      53.8
-------------------------------------------------------------------
Electrical Equipment                                        0.4
-------------------------------------------------------------------
Health Services                                             2.4
-------------------------------------------------------------------
Insurance                                                   6.5
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               16.9
-------------------------------------------------------------------
Medical Instruments & Supplies                             20.0
-------------------------------------------------------------------
Repurchase Agreement                                        0.7
-------------------------------------------------------------------
Research & Testing Facilities                               6.3
-------------------------------------------------------------------
Retail                                                      1.9
-------------------------------------------------------------------
Other Assets and Liabilities                              (15.7)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Leaders HLS Fund inception 9/30/1998
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 9/30/98 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                                             MORGAN STANLEY CAPITAL INTERNATIONAL
                                                               GLOBAL LEADERS FUND IA                    WORLD INDEX
                                                               ----------------------        ------------------------------------
9/30/1998                                                             10000.00                             10000.00
10/31/1998                                                            11346.00                             10905.70
11/30/1998                                                            12212.30                             11556.00
12/31/1998                                                            13187.60                             12122.30
1/31/1999                                                             13799.00                             12389.40
2/28/1999                                                             13410.30                             12061.60
3/31/1999                                                             14140.30                             12565.50
4/30/1999                                                             14487.80                             13062.70
5/31/1999                                                             13961.60                             12587.10
6/30/1999                                                             14973.90                             13175.90
7/31/1999                                                             15199.40                             13138.20
8/31/1999                                                             15117.80                             13116.70
9/30/1999                                                             14930.40                             12991.30
10/31/1999                                                            15904.60                             13668.40
11/30/1999                                                            17086.90                             14054.70
12/31/1999                                                            19829.80                             15194.10
1/31/2000                                                             19086.30                             14325.70
2/29/2000                                                             21212.90                             14366.10
3/31/2000                                                             21161.00                             15360.90
4/30/2000                                                             20136.50                             14713.10
5/31/2000                                                             19562.70                             14342.50
6/30/2000                                                             20429.90                             14827.40
7/31/2000                                                             19746.40                             14411.80
8/31/2000                                                             20867.90                             14882.40
9/30/2000                                                             19981.70                             14092.80
10/31/2000                                                            18833.50                             13858.50
11/30/2000                                                            17723.30                             13018.90
12/31/2000                                                            18429.30                             13231.30
1/31/2001                                                             18436.30                             13488.30
2/28/2001                                                             16744.20                             12349.90
3/31/2001                                                             15624.20                             11541.00
4/30/2001                                                             16848.80                             12397.00
5/31/2001                                                             16516.40                             12243.00
6/30/2001                                                             16215.30                             11861.20
7/31/2001                                                             15818.80                             11705.00
8/31/2001                                                             14951.50                             11145.40
9/30/2001                                                             13654.30                             10164.80
10/31/2001                                                            14039.50                             10361.00
11/30/2001                                                            15284.40                             10975.40
12/31/2001                                                            15373.40                             11045.60
1/31/2002                                                             14870.30                             10712.20
2/28/2002                                                             14781.90                             10621.20
3/31/2002                                                             15250.30                             11114.10
4/30/2002                                                             14741.70                             10720.10
5/31/2002                                                             15056.40                             10745.00
6/30/2002                                                             14111.40                             10094.90
7/31/2002                                                             12960.60                              9244.92
8/31/2002                                                             12830.90                              9264.34
9/30/2002                                                             11284.90                              8247.11
10/31/2002                                                            12455.40                              8857.40
11/30/2002                                                            13558.00                              9336.59
12/31/2002                                                            12374.60                              8885.63
1/31/2003                                                             12088.80                              8617.28
2/28/2003                                                             11817.70                              8469.93
3/31/2003                                                             11656.30                              8446.66
4/30/2003                                                             12962.10                              9200.94
5/31/2003                                                             13754.20                              9731.28
6/30/2003                                                             14076.50                              9903.53
7/31/2003                                                             14418.50                             10106.50
8/31/2003                                                             14833.00                             10326.80
9/30/2003                                                             14454.00                             10392.30
10/31/2003                                                            15594.90                             11010.70
11/30/2003                                                            15972.00                             11181.00
12/31/2003                                                            16776.70                             11885.20
1/31/2004                                                             17426.50                             12078.50
2/29/2004                                                             18037.60                             12285.10
3/31/2004                                                             18358.00                             12208.30
4/30/2004                                                             17684.80                             11965.10
5/31/2004                                                             17933.90                             12073.20
6/30/2004                                                             18544.90                             12335.60
7/31/2004                                                             17124.10                             11936.10
8/31/2004                                                             17051.70                             11993.40
9/30/2004                                                             17918.40                             12224.10
10/31/2004                                                            18579.50                             12526.20
11/30/2004                                                            19598.00                             13189.70
12/31/2004                                                            19995.40                             13697.20
1/31/2005                                                             19262.60                             13391.40
2/28/2005                                                             18843.60                             13821.70
3/31/2005                                                             18182.60                             13560.30
4/30/2005                                                             17961.90                             13273.20
5/31/2005                                                             18405.40                             13519.20
6/30/2005                                                             18591.50                             13642.10

    --- GLOBAL LEADERS FUND IA         --- MORGAN STANLEY CAPITAL
        $10,000 starting value             INTERNATIONAL WORLD
        $18,592 ending value               INDEX
                                           $10,000 starting value
                                           $13,642 ending value

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                    SINCE
                        YTD*    1 YEAR   5 YEAR   INCEPTION
---------------------------------------------------------------
Global Leaders IA      -7.02%    0.25%   -1.87%     9.62%
---------------------------------------------------------------
Global Leaders IB      -7.14%    0.00%   -2.09%     9.39%
---------------------------------------------------------------
Morgan Stanley
  Capital
  International World
  Index                -0.40%   10.59%   -1.65%     4.71%
---------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

ANDREW S. OFFIT, CPA
Senior Vice President, Partner

JEAN-MARC BERTEAUX
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Global Leaders HLS Fund, Class 1A returned -7.02% for the six-month period ended June 30, 2005. The Fund trailed its benchmark, the Morgan Stanley Capital International World return of -0.40%. The fund also lagged the Lipper Global Growth Variable Annuity-Underlying Funds Average return of -0.13%.

WHY DID THE FUND PERFORM THIS WAY?

Our emphasis in the Fund is on sector and stock weights; country allocations are a residual of this process. Our underperformance was primarily driven by a single holding, Elan (Drugs). The stock declined dramatically during the first quarter because Elan's major drug, Tysabri, an FDA-approved drug for multiple sclerosis, was withdrawn from the market due to a patient death in a follow-on clinical trial. Elan was our greatest contributor to performance in 2004 and it was one of our largest holdings entering 2005 as we felt strongly that there was over 50% more upside in 2005. The patient death and withdrawal of the drug were both tragic and unexpected. True to our process, as soon as Tysabri was withdrawn we sold the position in Elan.

Though Elan accounted for the majority of our relative underperformance, several other portfolio decisions hurt returns during the period. The Fund's stock selection in the Financial and Industrial sectors was a drag on performance. In addition, the Fund's underweight positions in the Energy and Utilities sectors, the two best performing sectors of the benchmark, hurt relative returns. These are two sectors that, as growth managers, are not a traditional area of focus for us.

Aside from Elan, stocks that detracted the most from returns were Alcatel (Communications), which reported 4Q margins well below expectations after our very positive meeting with the CEO in November; eBay (Retail); and Trend Micro (Retail). We no longer hold any of these stocks.

On the positive side, we were able to make up for some of this lost ground through excellent stock selection in the Information Technology sector. Stocks such as Apple Computer (Computers & Office Equipment), Corning (Metals, Minerals & Mining), and Au Optronics (Electronics) were strong contributors to performance.

WHAT IS THE OUTLOOK?

We are encouraged by the Fund's rebound in performance during the second quarter, post- Elan. However, we recognize that the Fund still substantially lags the Index thus far this calendar year. It is our goal to make up this difference through fundamental and differentiated company analysis.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

The challenging market climate has been tempered by low volatility and economic uncertainty over rising commodity prices, the China Effect, regional real estate bubbles, and other well documented factors. Until we emerge from this "holding pattern," we feel that the best way to make money in this market environment is through stock picking. Our focus remains on stock and sector selections, based on intense bottom-up research. The Fund is currently meaningfully overweight in the Consumer Discretionary, Health Care and Technology sectors and underweight in Financials, Industrials, and Materials. We will continue to meet with leading global companies and we remain optimistic heading into the second half of this year.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   60.7%
-------------------------------------------------------------------
United Kingdom                                             10.0
-------------------------------------------------------------------
Switzerland                                                 7.9
-------------------------------------------------------------------
France                                                      5.4
-------------------------------------------------------------------
Taiwan                                                      5.3
-------------------------------------------------------------------
Germany                                                     5.1
-------------------------------------------------------------------
Japan                                                       4.7
-------------------------------------------------------------------
Netherlands                                                 3.1
-------------------------------------------------------------------
Canada                                                      2.7
-------------------------------------------------------------------
Finland                                                     1.7
-------------------------------------------------------------------
South Korea                                                 1.6
-------------------------------------------------------------------
Hong Kong                                                   1.6
-------------------------------------------------------------------
Mexico                                                      1.4
-------------------------------------------------------------------
Sweden                                                      1.3
-------------------------------------------------------------------
Spain                                                       0.9
-------------------------------------------------------------------
Luxembourg                                                  0.9
-------------------------------------------------------------------
Italy                                                       0.8
-------------------------------------------------------------------
Ireland                                                     0.8
-------------------------------------------------------------------
Brazil                                                      0.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (16.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Apparel & Textile                                           2.9%
-------------------------------------------------------------------
Banks                                                       8.4
-------------------------------------------------------------------
Business Services                                           2.2
-------------------------------------------------------------------
Communications                                              8.6
-------------------------------------------------------------------
Computers & Office Equipment                                0.8
-------------------------------------------------------------------
Construction                                                1.9
-------------------------------------------------------------------
Consumer Durables                                           1.4
-------------------------------------------------------------------
Consumer Non-Durables                                       2.1
-------------------------------------------------------------------
Drugs                                                      12.4
-------------------------------------------------------------------
Electronics                                                 9.6
-------------------------------------------------------------------
Energy & Services                                           6.7
-------------------------------------------------------------------
Financial Services                                          4.3
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.2
-------------------------------------------------------------------
Health Services                                             0.9
-------------------------------------------------------------------
Hotels & Gaming                                             1.2
-------------------------------------------------------------------
Insurance                                                   3.6
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               16.3
-------------------------------------------------------------------
Media & Entertainment                                       6.8
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.8
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.1
-------------------------------------------------------------------
Repurchase Agreement                                        0.9
-------------------------------------------------------------------
Retail                                                      6.0
-------------------------------------------------------------------
Software & Services                                         7.7
-------------------------------------------------------------------
Transportation                                              1.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (16.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Technology HLS Fund  inception 5/1/2000
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 5/01/00 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                            GOLDMAN SACHS TECHNOLOGY
                                                GLOBAL TECHNOLOGY FUND IA        COMPOSITE INDEX              S&P 500 INDEX
                                                -------------------------   ------------------------          -------------
5/1/2000                                                10000.00                    10000.00                    10000.00
5/31/2000                                                8904.02                     8898.00                     9794.82
6/30/2000                                               10277.60                     9992.45                    10036.30
7/31/2000                                                9657.09                     9526.81                     9879.55
8/31/2000                                               10986.10                    10766.20                    10492.90
9/30/2000                                                9406.46                     9022.11                     9939.02
10/31/2000                                               8539.15                     8340.94                     9896.87
11/30/2000                                               6473.47                     6430.87                     9117.18
12/31/2000                                               6262.77                     5879.74                     9161.90
1/31/2001                                                7248.89                     6844.61                     9486.75
2/28/2001                                                5666.84                     4947.28                     8622.28
3/31/2001                                                4896.39                     4260.10                     8076.35
4/30/2001                                                5773.08                     5073.36                     8703.08
5/31/2001                                                5508.22                     4871.44                     8761.39
6/30/2001                                                5587.28                     4884.10                     8548.48
7/31/2001                                                5232.78                     4536.36                     8464.29
8/31/2001                                                4423.88                     3945.72                     7934.96
9/30/2001                                                3446.04                     3147.50                     7294.45
10/31/2001                                               3969.57                     3652.99                     7433.77
11/30/2001                                               4662.27                     4275.83                     8003.94
12/31/2001                                               4834.24                     4200.14                     8074.38
1/31/2002                                                4779.77                     4195.52                     7956.61
2/28/2002                                                4185.00                     3635.00                     7803.14
3/31/2002                                                4496.67                     3893.81                     8096.64
4/30/2002                                                3963.39                     3416.82                     7605.97
5/31/2002                                                3728.36                     3277.42                     7550.14
6/30/2002                                                3339.10                     2813.99                     7012.57
7/31/2002                                                2991.71                     2529.21                     6466.29
8/31/2002                                                2959.54                     2496.59                     6508.32
9/30/2002                                                2428.16                     2050.95                     5801.52
10/31/2002                                               2938.04                     2499.08                     6311.47
11/30/2002                                               3432.35                     2936.42                     6682.58
12/31/2002                                               2968.88                     2508.58                     6290.32
1/31/2003                                                3030.90                     2486.51                     6126.14
2/28/2003                                                3025.02                     2524.55                     6034.25
3/31/2003                                                3028.57                     2496.02                     6092.67
4/30/2003                                                3349.47                     2756.36                     6594.10
5/31/2003                                                3717.74                     3063.97                     6941.19
6/30/2003                                                3752.97                     3056.31                     7029.86
7/31/2003                                                3956.52                     3231.74                     7153.86
8/31/2003                                                4212.43                     3455.37                     7293.10
9/30/2003                                                4161.25                     3404.93                     7215.88
10/31/2003                                               4647.00                     3737.25                     7623.58
11/30/2003                                               4740.02                     3809.37                     7690.58
12/31/2003                                               4794.70                     3868.04                     8093.62
1/31/2004                                                5004.37                     4049.84                     8242.15
2/29/2004                                                4941.94                     3935.23                     8356.68
3/31/2004                                                4809.43                     3826.61                     8230.62
4/30/2004                                                4486.08                     3603.52                     8101.58
5/31/2004                                                4792.45                     3803.52                     8212.54
6/30/2004                                                4893.05                     3897.08                     8372.18
7/31/2004                                                4341.08                     3527.64                     8095.12
8/31/2004                                                4056.90                     3351.96                     8127.56
9/30/2004                                                4241.22                     3467.94                     8215.61
10/31/2004                                               4449.33                     3652.09                     8341.12
11/30/2004                                               4720.48                     3858.07                     8678.51
12/31/2004                                               4859.40                     3981.14                     8973.73
1/31/2005                                                4579.24                     3717.99                     8755.00
2/28/2005                                                4589.17                     3725.42                     8939.14
3/31/2005                                                4384.99                     3634.90                     8781.01
4/30/2005                                                4314.77                     3449.15                     8614.56
5/31/2005                                                4710.84                     3762.68                     8888.42
6/30/2005                                                4704.92                     3689.68                     8901.15

    --- GLOBAL TECHNOLOGY  --- GOLDMAN SACHS      -- S&P 500 INDEX
        FUND IA                TECHNOLOGY             $10,000 starting
        $10,000 starting       COMPOSITE INDEX        value
        value                  $10,000 starting       $8,901  ending
        $4,705  ending         value                  value
        value                  $3,690  ending
                               value

GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX is a modified capitalization-weighted index based on United States head quartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                           SINCE
                            YTD*     1 YEAR    5 YEAR    INCEPTION
----------------------------------------------------------------------
Global Technology IA       -3.18%    -3.84%    -14.47%    -13.58%
----------------------------------------------------------------------

Global Technology IB       -3.30%    -4.09%    -14.65%    -13.76%
----------------------------------------------------------------------

Goldman Sachs Technology
  Composite Index          -7.32%    -5.32%    -18.07%    -17.54%**
----------------------------------------------------------------------

S&P 500 Index              -0.81%     6.32%     -2.37%     -2.23%**
----------------------------------------------------------------------


 * Year to date returns ("YTD") are not annualized.

 ** Return is from 4/30/00.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

SCOTT E. SIMPSON
Senior Vice President, Partner, Global Industry Analyst

JOHN F. AVERILL, CFA
Senior Vice President, Partner, Global Industry Analyst

ERIC G. STROMQUIST
Senior Vice President, Partner, Global Industry Analyst

BRUCE L. GLAZER
Vice President, Partner, Global Industry Analyst

ANITA M. KILLIAN, CFA
Vice President, Global Industry Analyst

VIKRAM MURTHY
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?


Hartford Global Technology HLS Fund, Class IA returned -3.18% for the six-month period ended June 30, 2005. The Fund outperformed the Goldman Sachs Technology Composite Index, which returned -7.32% over the period. The Fund underperformed the S&P 500 Index, which returned -0.81% over the same period. (There is no comparative variable annuity Lipper peer group.)

WHY DID THE FUND PERFORM THIS WAY?


Disappointing earnings forecasts from a number of companies combined with increasing oil prices, rising inflation and a slowing global economy evident in early 2005 drove Technology down for the six-months ended June 30, 2005.

Security selection was a primary driver of Fund outperformance relative to the Goldman Sachs Technology Composite Index. Security selection was particularly strong in Communications Equipment, where Corning (Metals, Minerals & Mining), and Nokia (Communications) were top contributors during the period. Shares of Corning the world's largest manufacturer of LCD glass, rallied following a positive earnings announcement. Nokia outperformed as sales of cellular phones continued to benefit from robust growth in emerging markets and a very healthy upgrade market. Internet name Google (Software & Services) was also a top contributor to the Fund's benchmark-relative and absolute returns. We purchased Google during the period given our view of an improvement in the firm's long-term margin structure. Shares of Google rose as profits at the company surged in the second quarter.

Overall, sub-sector allocation decisions contributed positively to relative performance. Underweights to Internet & Catalog Retail and Computers & Peripherals and an overweight to Internet Software & Services were additive. Allocation to and stock selection among Semiconductors & Semiconductor Equipment detracted from relative performance.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

IBM (Computers & Office Equipment), Microsoft (Software & Services) and Flextronics International (Electronics) were the largest detractors from absolute Fund returns, though our underweight to IBM was a top driver of relative outperformance. We no longer held IBM and Flextronics as of the end of the period.

WHAT IS THE OUTLOOK?


We continue to see strong prospects for the sector, with value opportunities in the traditional technology sectors (i.e. hardware and semiconductors) and tremendous growth opportunities in the less mature sectors. The bout of weakness experienced over the prior months has provided us opportunities to buy or add to a number of stocks at attractive levels. The internet continues to offer the fastest growth with areas such as paid search and on-line advertising standing out. We are enthusiastic about the video game cycle with the next generation platforms looking very promising. While we feel bullish about the prospects for the semiconductor industry and the recent rally, we are concerned about valuation levels. Elsewhere, consumer software is favorable with newer products entering the market. Select companies will continue to benefit from strength in wireless as well.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   91.0%
-------------------------------------------------------------------
Taiwan                                                      3.3
-------------------------------------------------------------------
South Korea                                                 3.0
-------------------------------------------------------------------
Canada                                                      1.9
-------------------------------------------------------------------
Netherlands                                                 1.2
-------------------------------------------------------------------
Finland                                                     1.0
-------------------------------------------------------------------
India                                                       0.6
-------------------------------------------------------------------
Other Assets and Liabilities                               (2.0)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Business Services                                           4.4%
-------------------------------------------------------------------
Communications                                              8.0
-------------------------------------------------------------------
Computers & Office Equipment                               10.5
-------------------------------------------------------------------
Electronics                                                29.8
-------------------------------------------------------------------
Financial Services                                          0.6
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                1.0
-------------------------------------------------------------------
Machinery                                                   4.1
-------------------------------------------------------------------
Metals, Minerals & Mining                                   4.0
-------------------------------------------------------------------
Repurchase Agreement                                        2.8
-------------------------------------------------------------------
Software & Services                                        36.8
-------------------------------------------------------------------
Other Assets and Liabilities                               (2.0)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Growth HLS Fund inception 4/30/2002
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 4/30/02 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                       GROWTH FUND IA               RUSSELL 1000 GROWTH INDEX
                                                                       --------------               -------------------------
4/30/2002                                                                10000.00                           10000.00
5/31/2002                                                                 9773.87                            9758.00
6/30/2002                                                                 8953.90                            8855.39
7/31/2002                                                                 8405.83                            8368.34
8/31/2002                                                                 8558.67                            8393.44
9/30/2002                                                                 7939.32                            7523.04
10/31/2002                                                                8721.78                            8212.91
11/30/2002                                                                9204.18                            8658.87
12/31/2002                                                                8657.33                            8060.54
1/31/2003                                                                 8455.14                            7864.67
2/28/2003                                                                 8311.23                            7828.49
3/31/2003                                                                 8576.97                            7974.10
4/30/2003                                                                 9282.35                            8563.39
5/31/2003                                                                 9740.95                            8990.83
6/30/2003                                                                 9968.32                            9114.63
7/31/2003                                                                10144.00                            9341.43
8/31/2003                                                                10378.40                            9573.76
9/30/2003                                                                10355.10                            9471.27
10/31/2003                                                               11156.10                           10003.60
11/30/2003                                                               11302.70                           10108.30
12/31/2003                                                               11497.40                           10457.90
1/31/2004                                                                11877.60                           10671.40
2/29/2004                                                                12022.90                           10739.20
3/31/2004                                                                11987.00                           10540.00
4/30/2004                                                                11833.40                           10417.50
5/31/2004                                                                12331.30                           10611.70
6/30/2004                                                                12596.30                           10744.30
7/31/2004                                                                11624.20                           10136.90
8/31/2004                                                                11335.20                           10086.80
9/30/2004                                                                11838.30                           10182.70
10/31/2004                                                               11953.20                           10341.60
11/30/2004                                                               12399.80                           10697.30
12/31/2004                                                               12933.90                           11116.70
1/31/2005                                                                12386.60                           10746.00
2/28/2005                                                                12236.00                           10860.30
3/31/2005                                                                11949.90                           10662.50
4/30/2005                                                                11873.20                           10459.40
5/31/2005                                                                12589.40                           10965.50
6/30/2005                                                                12730.00                           10925.10

    --- GROWTH FUND IA             --- RUSSELL 1000 GROWTH INDEX
        $10,000 starting value         $10,000 starting value
        $12,730 ending value           $10,925 ending value

RUSSELL 1000 GROWTH INDEX is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                   SINCE
                                YTD*    1 YEAR   INCEPTION
---------------------------------------------------------------
Growth IA                      -1.58%   1.06%      7.91%
---------------------------------------------------------------
Growth IB                      -1.70%   0.81%      7.64%
---------------------------------------------------------------
Russell 1000 Growth Index      -1.72%   1.68%      2.83%
---------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

ANDREW J. SHILLING, CFA
Senior Vice President, Partner

JOHN A. BOSELLI, CFA
Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Growth HLS Fund, Class IA returned -1.58% for the 6-months ending June 30, 2005, outperforming the -1.72% return of the Russell 1000 Growth Index, the Fund's benchmark, but lagging the -1.42% return of the Lipper Large Cap Growth Variable Annuity-Underlying Funds Average.

WHY DID THE FUND PERFORM THIS WAY?

The Fund outperformed its benchmark due to stock selection. Selection was particularly strong in Financials, where a new position in Chicago Mercantile Exchange Holdings (Financial Services), along with longer-term holding Countrywide Financial (Banks), were additive to returns. Chicago Mercantile Exchange Holdings, an exchange for the trading of futures and options on futures, rose sharply as it initiated price increases which led to upward earnings revisions and diminished investor concerns of eroding economics. Mortgage financier Countrywide Financial's rise was bolstered by attractive interest rates as well as continued growth of its bank assets and servicing portfolio. Another source of value-added during the period was stock selection in the Technology sector. Internet search and advertising company Google (Software & Services) continued its ascent, benefiting both from a strong secular trend toward increased online advertising and from greater investor appreciation of its exceptional growth dynamics. Other strong contributors during the period included Canadian energy firm Petro-Canada (Energy & Sevices) and drug maker AstraZeneca (Drugs).

Several stocks acted to offset these results somewhat. Internet auctioneer eBay (Business Services) declined in response to concerns of slowing growth and increasing competition. Biotechnology company Elan (Drugs) fell sharply as it withdrew its much-heralded Tysabri treatment for multiple sclerosis after two patients died from its use in combination with Biogen Idec's (Drugs) drug Avonex. Shares of printer manufacturer Lexmark International (Computers & Office Equipment) slumped as investors expressed displeasure with increased operating costs and the slow-growing and increasingly price-competitive nature of the printer industry. Finally, Electronic Arts (Software & Services) slumped after warning that it would not meet prior profit forecasts due to slower-than-expected catalog sales. However, we believe it remains well-positioned to benefit in the upcoming video game cycle from higher-priced titles and an increased presence in online gaming. We eliminated Lexmark International as the industry's secular pricing dynamic appears likely to compromise near-term earnings prospects. We also eliminated our position in Elan given uncertainty around Tysabri, but retain our positions in eBay and Electronic Arts.

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2005?

We remain focused on picking stocks one at a time based on detailed fundamental research. Our economic outlook is framed

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

largely by our stock research and discussions with individual company managements. Currently, we are expecting economic expansion during the next six to twelve months, but we are preparing for a deceleration from recent growth rates. This period will not feel as good as the recovery we have experienced over the past two years. We expect the main engine of growth during that time, the U.S. consumer, may have trouble keeping pace, and we expect the commercial side of the economy to pick up the slack. The Fund maintains a focus on competitively-advantaged companies that can gain or maintain market share. As a result of bottom-up investment decisions, the Fund ended the period with its largest overweight to the Financials sector and its largest underweight to Consumer Staples.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       8.4%
-------------------------------------------------------------------
Business Services                                           2.7
-------------------------------------------------------------------
Communications                                              6.7
-------------------------------------------------------------------
Computers & Office Equipment                                5.4
-------------------------------------------------------------------
Construction                                                1.1
-------------------------------------------------------------------
Consumer Non-Durables                                       2.0
-------------------------------------------------------------------
Drugs                                                      13.5
-------------------------------------------------------------------
Education                                                   3.6
-------------------------------------------------------------------
Electrical Equipment                                        2.5
-------------------------------------------------------------------
Electronics                                                 6.9
-------------------------------------------------------------------
Energy & Services                                           5.5
-------------------------------------------------------------------
Financial Services                                          4.1
-------------------------------------------------------------------
Health Services                                             1.0
-------------------------------------------------------------------
Hotels & Gaming                                             1.5
-------------------------------------------------------------------
Insurance                                                   4.3
-------------------------------------------------------------------
Media & Entertainment                                       1.0
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.9
-------------------------------------------------------------------
Repurchase Agreement                                        0.9
-------------------------------------------------------------------
Research & Testing Facilities                               1.0
-------------------------------------------------------------------
Retail                                                      2.8
-------------------------------------------------------------------
Software & Services                                        15.7
-------------------------------------------------------------------
Transportation                                              4.4
-------------------------------------------------------------------
Other Assets and Liabilities                                1.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Growth Opportunities HLS Fund inception 3/24/1987
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                GROWTH OPPORTUNITIES FUND IA        RUSSELL 3000 GROWTH INDEX
                                                                ----------------------------        -------------------------
6/30/1995                                                                 10000.00                           10000.00
7/31/1995                                                                 10626.10                           10452.30
8/31/1995                                                                 10752.50                           10476.10
9/30/1995                                                                 11070.20                           10930.70
10/31/1995                                                                10744.20                           10881.80
11/30/1995                                                                10980.10                           11310.40
12/31/1995                                                                10726.60                           11393.70
1/31/1996                                                                 10887.00                           11726.80
2/29/1996                                                                 11319.80                           11972.50
3/31/1996                                                                 11308.60                           12009.80
4/30/1996                                                                 11827.70                           12387.20
5/31/1996                                                                 12108.60                           12841.50
6/28/1996                                                                 11929.80                           12767.00
7/31/1996                                                                 10959.20                           11935.00
8/31/1996                                                                 11343.10                           12299.30
9/30/1996                                                                 12330.50                           13168.10
10/31/1996                                                                12403.00                           13182.40
11/29/1996                                                                12988.00                           14111.60
12/31/1996                                                                12487.70                           13887.00
1/31/1997                                                                 13030.70                           14800.00
2/28/1997                                                                 12311.70                           14625.50
3/31/1997                                                                 11516.30                           13812.60
4/30/1997                                                                 11661.90                           14635.80
5/30/1997                                                                 12856.70                           15784.70
6/30/1997                                                                 13369.30                           16408.00
7/31/1997                                                                 14644.30                           17800.80
8/31/1997                                                                 14176.50                           16905.40
9/30/1997                                                                 14890.90                           17790.30
10/31/1997                                                                14260.70                           17089.40
11/28/1997                                                                14132.20                           17698.40
12/31/1997                                                                14038.90                           17878.10
1/31/1998                                                                 13853.50                           18338.10
2/27/1998                                                                 15007.90                           19739.50
3/31/1998                                                                 15744.00                           20530.20
4/30/1998                                                                 15824.00                           20799.40
5/31/1998                                                                 15448.40                           20123.50
6/30/1998                                                                 16259.70                           21263.90
7/31/1998                                                                 15468.30                           20978.10
8/31/1998                                                                 12657.80                           17690.80
9/30/1998                                                                 13652.40                           19082.70
10/31/1998                                                                14307.00                           20574.20
11/30/1998                                                                14845.50                           22141.50
12/31/1998                                                                16708.40                           24138.40
1/31/1999                                                                 17228.20                           25531.20
2/28/1999                                                                 15904.40                           24278.80
3/31/1999                                                                 16773.80                           25528.30
4/30/1999                                                                 16794.80                           25714.40
5/31/1999                                                                 16335.60                           24985.70
6/30/1999                                                                 17578.80                           26702.90
7/31/1999                                                                 17552.60                           25855.50
8/31/1999                                                                 17888.70                           26177.00
9/30/1999                                                                 17967.80                           25698.30
10/31/1999                                                                19294.50                           27549.30
11/30/1999                                                                21575.90                           29130.40
12/31/1999                                                                25926.30                           32303.40
1/31/2000                                                                 25587.00                           30875.70
2/29/2000                                                                 33098.50                           32804.60
3/31/2000                                                                 30036.50                           34659.80
4/30/2000                                                                 27490.60                           32876.90
5/31/2000                                                                 25822.70                           31137.80
6/30/2000                                                                 29761.10                           33608.20
7/31/2000                                                                 28839.60                           32104.00
8/31/2000                                                                 32772.90                           35041.70
9/30/2000                                                                 32812.80                           31832.30
10/31/2000                                                                29978.10                           30250.80
11/30/2000                                                                24288.80                           25722.50
12/31/2000                                                                26959.50                           25062.10
1/31/2001                                                                 26512.70                           26814.20
2/28/2001                                                                 23165.40                           22323.90
3/31/2001                                                                 20663.40                           19923.70
4/30/2001                                                                 22731.70                           22437.40
5/31/2001                                                                 22539.70                           22170.00
6/30/2001                                                                 22497.10                           21742.60
7/31/2001                                                                 21985.10                           21107.70
8/31/2001                                                                 20514.80                           19408.10
9/30/2001                                                                 17364.50                           17390.70
10/31/2001                                                                18255.70                           18350.60
11/30/2001                                                                20086.40                           20098.30
12/31/2001                                                                20798.10                           20143.40
1/31/2002                                                                 20599.80                           19762.90
2/28/2002                                                                 19382.70                           18911.90
3/31/2002                                                                 20402.80                           19631.10
4/30/2002                                                                 19422.50                           18110.10
5/31/2002                                                                 19179.10                           17626.40
6/30/2002                                                                 17054.10                           16004.80
7/31/2002                                                                 15392.80                           15015.70
8/31/2002                                                                 15037.10                           15057.70
9/30/2002                                                                 13848.50                           13524.90
10/31/2002                                                                14834.90                           14729.90
11/30/2002                                                                16189.60                           15571.00
12/31/2002                                                                15047.20                           14495.00
1/31/2003                                                                 14863.60                           14139.90
2/28/2003                                                                 14669.50                           14055.10
3/31/2003                                                                 15086.60                           14313.60
4/30/2003                                                                 16446.50                           15390.50
5/31/2003                                                                 17701.30                           16220.40
6/30/2003                                                                 18230.20                           16449.60
7/31/2003                                                                 18411.70                           16916.70
8/31/2003                                                                 19230.60                           17372.60
9/30/2003                                                                 18995.10                           17167.80
10/31/2003                                                                20656.30                           18170.40
11/30/2003                                                                21332.00                           18390.70
12/31/2003                                                                21636.30                           18984.20
1/31/2004                                                                 22309.30                           19417.40
2/29/2004                                                                 22642.60                           19529.10
3/31/2004                                                                 22840.70                           19201.40
4/30/2004                                                                 22169.80                           18920.30
5/31/2004                                                                 23015.90                           19274.70
6/30/2004                                                                 23729.50                           19545.60
7/31/2004                                                                 21771.30                           18387.00
8/31/2004                                                                 21484.00                           18271.90
9/30/2004                                                                 22636.10                           18511.30
10/31/2004                                                                23014.60                           18813.30
11/30/2004                                                                24128.40                           19538.60
12/31/2004                                                                25354.50                           20299.20
1/31/2005                                                                 24490.00                           19601.40
2/28/2005                                                                 24289.10                           19815.20
3/31/2005                                                                 23844.00                           19421.40
4/30/2005                                                                 23245.20                           18977.70
5/31/2005                                                                 24722.40                           19930.20
6/30/2005                                                                 25675.30                           19916.70

    --- GROWTH OPPORTUNITIES FUND IA    --- RUSSELL 3000 GROWTH INDEX
        $10,000 starting value              $10,000 starting value
        $25,675 ending value                $19,917 ending value

RUSSELL 3000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                           YTD*    1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
Growth Opportunities IA    1.27%   8.20%    -2.91%    9.89%
----------------------------------------------------------------
Growth Opportunities
  IB(2)                    1.14%   7.93%    -3.15%    9.61%
----------------------------------------------------------------
Russell 3000 Growth
  Index                   -1.88%   1.90%    -9.94%    7.13%
----------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

MICHAEL T. CARMEN, CFA
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Growth Opportunities HLS Fund, Class IA returned 1.27% for the six-month period ended June 30, 2005. The Fund's return exceeded both the -1.88% return of the Russell 3000 Growth Index and the -0.33% return of the Lipper Multi-Cap Growth Variable Annuity-Underlying Funds Average for the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's strong performance was a result of both stock selection decisions and sector weightings. Selection was strongest in the Consumer Discretionary and Technology sectors. Video game retailers Gamestop (Retail) and Electronics Boutique (Retail) rose on better-than-expected revenue and earnings growth. Subsequent to our purchase of both stocks early in the year, Gamestop announced it was purchasing Electronics Boutique, news which drove both stock prices up. We continue to hold both names. Other strong contributors in the Consumer Discretionary sector included retailers Michael's Stores (Retail) and Chico's FAS (Retail).

In the Technology sector, Internet search and advertising company Google (Software & Services) continued its ascent, benefiting both from a strong secular trend toward increased online advertising and from greater investor appreciation of its exceptional growth dynamics. Our Technology sector results also benefited from a position in transaction processor VeriFone (Computers & Office Equipment) and by not holding IBM (Computers & Office Equipment), which fell during the period.

Weaker selection was seen in the Health Care and Industrials sectors. Biotechnology company Elan (Drugs) tumbled 70% in one day on the news that their key Multiple Sclerosis drug, Tysabri, potentially caused a fatal brain ailment in two patients in a test trial, resulting in the voluntary removal of the drug from the market. In the Industrials sector, relocation services company Sirva (Transportation) fell on a second consecutive earnings miss. We eliminated both positions. Other negative contributors during the period included wireless services company Wireless Facilities (Communications), which was sold, and negative impacts from not owning chip maker Intel (Electronics) or pharmaceutical firm Pfizer (Drugs).

At the sector level, the Fund's overweight positions in Energy and Telecommunications stocks and underweights in Technology and Financials companies were additive to results for the period.

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2005?

Our economic outlook is a direct result of our stock research and discussions with individual company managements. Currently, we expect economic expansion during the next six to twelve months, but we are preparing for a deceleration from recent growth rates. This period will not feel as good as the recovery we have experienced over the past two years, but we believe certain sectors

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

of the economy could do well in this environment. Currently our largest exposure is to the Technology sector, followed by Health Care and Consumer Discretionary. Our lowest weights are in Financials, Consumer Staples, and Utilities.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         1.0%
-------------------------------------------------------------------
Banks                                                       1.3
-------------------------------------------------------------------
Business Services                                           5.2
-------------------------------------------------------------------
Communications                                              8.3
-------------------------------------------------------------------
Computers & Office Equipment                                1.4
-------------------------------------------------------------------
Construction                                                4.3
-------------------------------------------------------------------
Consumer Durables                                           1.4
-------------------------------------------------------------------
Consumer Non-Durables                                       0.9
-------------------------------------------------------------------
Drugs                                                      13.5
-------------------------------------------------------------------
Electronics                                                 3.0
-------------------------------------------------------------------
Energy & Services                                           5.5
-------------------------------------------------------------------
Financial Services                                          0.6
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    0.9
-------------------------------------------------------------------
Health Services                                             1.2
-------------------------------------------------------------------
Hotels & Gaming                                             1.5
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               17.4
-------------------------------------------------------------------
Medical Instruments & Supplies                              5.4
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.0
-------------------------------------------------------------------
Repurchase Agreement                                        2.8
-------------------------------------------------------------------
Research & Testing Facilities                               2.2
-------------------------------------------------------------------
Retail                                                     13.2
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.6
-------------------------------------------------------------------
Software & Services                                        17.9
-------------------------------------------------------------------
Transportation                                              1.5
-------------------------------------------------------------------
Utilities                                                   2.4
-------------------------------------------------------------------
Other Assets and Liabilities                              (17.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford High Yield HLS Fund inception 9/30/1998
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW 9/30/98 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                                    LEHMAN BROTHERS HIGH YIELD
                                                                     HIGH YIELD FUND IA                  CORPORATE INDEX
                                                                     ------------------             --------------------------
9/30/1998                                                                10000.00                           10000.00
10/31/1998                                                                9992.02                            9795.02
11/30/1998                                                               10339.90                           10201.50
12/31/1998                                                               10368.40                           10212.80
1/31/1999                                                                10528.30                           10364.40
2/28/1999                                                                10531.20                           10303.30
3/31/1999                                                                10694.50                           10401.70
4/30/1999                                                                10897.80                           10603.20
5/31/1999                                                                10693.50                           10459.60
6/30/1999                                                                10702.80                           10437.30
7/31/1999                                                                10695.80                           10479.30
8/31/1999                                                                10620.50                           10363.50
9/30/1999                                                                10599.40                           10288.90
10/31/1999                                                               10660.10                           10220.60
11/30/1999                                                               10797.20                           10340.80
12/31/1999                                                               10856.20                           10456.60
1/31/2000                                                                10757.90                           10411.60
2/29/2000                                                                10730.10                           10431.40
3/31/2000                                                                10637.40                           10212.30
4/30/2000                                                                10673.90                           10228.70
5/31/2000                                                                10576.00                           10123.30
6/30/2000                                                                10839.70                           10329.80
7/31/2000                                                                10959.80                           10408.30
8/31/2000                                                                11113.20                           10479.10
9/30/2000                                                                11067.30                           10388.00
10/31/2000                                                               10866.90                           10055.50
11/30/2000                                                               10596.20                            9657.34
12/31/2000                                                               10968.50                            9843.73
1/31/2001                                                                11691.30                           10581.00
2/28/2001                                                                11741.60                           10721.80
3/31/2001                                                                11489.10                           10468.70
4/30/2001                                                                11337.50                           10338.90
5/31/2001                                                                11419.40                           10525.00
6/30/2001                                                                11018.00                           10230.30
7/31/2001                                                                11198.00                           10380.70
8/31/2001                                                                11299.50                           10503.20
9/30/2001                                                                10592.10                            9797.37
10/31/2001                                                               11030.10                           10039.40
11/30/2001                                                               11378.00                           10405.80
12/31/2001                                                               11263.30                           10363.10
1/31/2002                                                                11155.90                           10435.70
2/28/2002                                                                10818.00                           10289.60
3/31/2002                                                                10905.00                           10537.60
4/30/2002                                                                11061.30                           10706.00
5/31/2002                                                                10993.10                           10646.60
6/30/2002                                                                10409.00                            9861.98
7/31/2002                                                                 9928.14                            9431.01
8/31/2002                                                                10052.80                            9699.79
9/30/2002                                                                 9790.78                            9572.72
10/31/2002                                                                9821.61                            9489.44
11/30/2002                                                               10385.00                           10076.80
12/31/2002                                                               10487.20                           10217.90
1/31/2003                                                                10763.80                           10558.20
2/28/2003                                                                10952.10                           10688.00
3/31/2003                                                                11147.70                           10995.50
4/30/2003                                                                11686.90                           11647.50
5/31/2003                                                                11860.00                           11767.80
6/30/2003                                                                12077.40                           12106.20
7/31/2003                                                                11790.20                           11973.20
8/31/2003                                                                11935.90                           12110.80
9/30/2003                                                                12266.60                           12441.80
10/31/2003                                                               12473.90                           12693.20
11/30/2003                                                               12632.30                           12885.60
12/31/2003                                                               12918.60                           13177.40
1/31/2004                                                                13060.60                           13428.90
2/29/2004                                                                13025.10                           13395.20
3/31/2004                                                                13069.50                           13486.20
4/30/2004                                                                12904.30                           13394.40
5/31/2004                                                                12669.50                           13167.50
6/30/2004                                                                12830.60                           13356.30
7/31/2004                                                                13009.00                           13538.00
8/31/2004                                                                13227.30                           13803.50
9/30/2004                                                                13411.00                           14003.90
10/31/2004                                                               13668.20                           14256.90
11/30/2004                                                               13738.40                           14428.80
12/31/2004                                                               13875.00                           14643.90
1/31/2005                                                                13814.80                           14624.90
2/28/2005                                                                14027.90                           14840.00
3/31/2005                                                                13571.20                           14408.40
4/30/2005                                                                13464.20                           14268.00
5/31/2005                                                                13716.70                           14521.30
6/30/2005                                                                13913.90                           14806.30

    --- HIGH YIELD FUND IA         --- LEHMAN BROTHERS HIGH YIELD
        $10,000 starting value         CORPORATE INDEX
        $13,914 ending value           $10,000 starting value
                                       $14,806 ending value

LEHMAN BROTHERS HIGH YIELD CORPORATE INDEX is an unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                    SINCE
                        YTD*    1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------------
High Yield IA           0.28%    8.44%   5.12%      5.01%
----------------------------------------------------------------
High Yield IB           0.16%    8.17%   4.88%      4.79%
----------------------------------------------------------------
Lehman Brothers High
  Yield Corporate
  Index                 1.11%   10.86%   7.47%      5.98%
----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

DAVID HILLMEYER, CFA
Vice President

CHRISTINE MOZONSKI, CFA, CPA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford High Yield HLS Fund, Class IA returned 0.28% for the six-month period ended June 30, 2005. The Fund underperformed both the Lipper High Current Yield Variable Annuity-Underlying Funds Average, which returned 0.45%, and the Lehman Brothers High Yield Corporate Index, which returned 1.11% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

After rallying in the last half of 2004, both the equity and fixed income markets retreated in the first quarter of 2005. The S&P 500 Index, a common benchmark for the domestic equity market, declined 2.15% in the first quarter. Similarly, the Lehman Aggregate Bond Index, which represents domestic investment grade bonds, lost 0.48% in the same period. After the economy showed strong signs of growth in the last half of 2004, in the first quarter investors became concerned that the economy may be losing some of its momentum. In particular, there was apprehension that inflation fueled by historically high oil prices and rising commodity costs could slow the growth of the recovering economy. As part of its plan to restrain inflation, the U.S. Federal Reserve (the "Fed") raised its target Federal Funds rate twice during the first quarter. Further impacting the fixed income markets, the disappointing earning announcements from General Motors Acceptance Corp.(GM) (Transportation) and Ford Motor Credit Co. (Ford) (Transportation) triggered anxiety among bond investors who were concerned about the potential downgrades of two of the market's largest bond issuers. Due to market concerns about inflation and corporate earnings levels, both the Fund and Lehman High Yield Index declined in the first quarter.

During the second quarter, the markets were more positive. The S&P 500 and Lehman Aggregate Indices rose 1.17% and 3.01%, respectively. Despite record high energy costs and improving labor markets, investors became confident that the Fed could keep inflation under control. Continuing its "measured pace" of tightening monetary policy, the Fed raised it's target Federal Funds rate two more times in the second quarter. Confidence that inflation would be restrained was demonstrated as interest rates generally declined, resulting in a flatter yield curve. Early in the quarter, the high yield sector struggled as the credit market remained focused upon auto issuers GM and Ford and related sectors, including automotive parts suppliers and auto retailers. High yield returns improved in May as the ratings issues for GM and Ford were resolved. June's performance outpaced May's as investor focus returned to more traditional market valuations. For the second quarter, the Fund and benchmark achieved positive returns.

Over the six-month period, the Fund maintained a shorter-than-benchmark duration due concerns about the risks of rising interest and inflation. Affirming our concerns about the risks of rising rates, the Fed raised the target Federal Funds rate four times during the six-month period. However, foreign demand and speculators were key factors to the declining interest rates in the second quarter. As a result, the Fund's lower duration detracted from relative performance. In the first quarter sector selection detracted from performance as the Fund's positioning in

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

automotive retailers negatively impacted the return. These issuers suffered along with automotive suppliers due to the above-mentioned automakers' woes. Additionally, the portfolios' exposure to several rural wireless carriers detracted from performance as Triton PCS surprised the market with a very poor 2005 earnings forecast. During the second quarter, the Fund's sector allocations were a modest cost to performance. After their addition to the high yield indices in early June, GM and Ford comprise over twelve percent of the benchmark. To maintain adequate diversification, the Fund added only two percent total of these major issuers. Although the automotive sector rallied in the second quarter, the portfolio maintained an underweight to the automotive sector and its suppliers due to concerns about further erosions to profit margins. Several sectors in the portfolio added to relative performance. For example, the interest rate sensitive sectors of gaming and lodging added to performance, helped by declining rates during the period. Additionally, the portfolio's market weight to higher quality utilities contributed to return. Security selection was generally strong for the second quarter and contributed favorably to return.

WHAT IS YOUR OUTLOOK AND STRATEGY?
Credit quality remains generally quite strong with Moody's end-of-May default rate having declined for four consecutive months. We remain confident that the U.S. economic expansion and relatively subdued inflation, will create a solid backdrop for high yield to perform well. Risks to this forecast include a continued rise in the price of oil, the housing market and the pace of Fed tightening. Additionally, earnings related headlines from the automotive manufacturers could also undermine the current environment. Credit spreads, the premium for bonds with risks greater than similar Treasury bonds, are wider (greater) than their tightest levels reached earlier in 2005. Due to our confidence in the strength of the economy, we are biased to believe spreads could move back towards those tighter levels. As the credit spreads tighten, corporate bonds tend to rise in value relative to Treasury bonds. We continue to believe that single B-rated securities have the best potential for outperformance given their reduced Treasury correlation and additional carry over higher rated bonds.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Agriculture & Fishing                                       1.3%
-------------------------------------------------------------------
Apparel & Textile                                           1.3
-------------------------------------------------------------------
Banks                                                       1.9
-------------------------------------------------------------------
Business Services                                           1.1
-------------------------------------------------------------------
Chemicals                                                   4.0
-------------------------------------------------------------------
Communications                                             10.8
-------------------------------------------------------------------
Computers & Office Equipment                                0.3
-------------------------------------------------------------------
Construction                                                1.3
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED


                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Consumer Durables                                           1.6%
-------------------------------------------------------------------
Consumer Non-Durables                                       2.7
-------------------------------------------------------------------
Consumer Services                                           2.9
-------------------------------------------------------------------
Drugs                                                       0.7
-------------------------------------------------------------------
Electrical Equipment                                        1.9
-------------------------------------------------------------------
Electronics                                                 2.7
-------------------------------------------------------------------
Energy & Services                                           5.4
-------------------------------------------------------------------
Financial Services                                          4.6
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.0
-------------------------------------------------------------------
Forest & Paper Products                                     4.3
-------------------------------------------------------------------
Health Services                                             2.1
-------------------------------------------------------------------
Hotels & Gaming                                             5.3
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               15.8
-------------------------------------------------------------------
Machinery                                                   1.1
-------------------------------------------------------------------
Media & Entertainment                                       6.5
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.7
-------------------------------------------------------------------
Real Estate Investment Trust                                1.1
-------------------------------------------------------------------
Retail                                                      3.1
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.5
-------------------------------------------------------------------
Software & Services                                         0.8
-------------------------------------------------------------------
Transportation                                              5.6
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.1
-------------------------------------------------------------------
Utilities                                                  12.6
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         1.0%
-------------------------------------------------------------------
Common Stocks                                               0.0
-------------------------------------------------------------------
Convertible Bonds                                           0.4
-------------------------------------------------------------------
Convertible Preferred Stocks                                0.1
-------------------------------------------------------------------
Corporate Notes: Investment Grade                           3.9
-------------------------------------------------------------------
Corporate Notes: Non-Investment Grade                      87.8
-------------------------------------------------------------------
Short-Term Securities                                      15.9
-------------------------------------------------------------------
Warrants                                                    0.0
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY MOODY RATING
as of June 30, 2005

                                                      PERCENTAGE OF
MOODY RATING                                           NET ASSETS
-------------------------------------------------------------------
Aaa                                                         1.0%
-------------------------------------------------------------------
Baa                                                         3.9
-------------------------------------------------------------------
Ba                                                         34.6
-------------------------------------------------------------------
B                                                          47.5
-------------------------------------------------------------------
Caa                                                         5.7
-------------------------------------------------------------------
Ca                                                          0.5
-------------------------------------------------------------------
N/R                                                        15.9
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Index HLS Fund inception 5/1/1987
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                       INDEX FUND IA                      S&P 500 INDEX
                                                                       -------------                      -------------
6/30/1995                                                                  10000                              10000
7/31/1995                                                                  10328                              10331
8/31/1995                                                                  10350                              10356
9/30/1995                                                                  10775                              10793
10/31/1995                                                                 10723                              10753
11/30/1995                                                                 11186                              11226
12/31/1995                                                                 11398                              11443
1/31/1996                                                                  11777                              11832
2/29/1996                                                                  11879                              11942
3/31/1996                                                                  11998                              12056
4/30/1996                                                                  12161                              12234
5/31/1996                                                                  12471                              12548
6/28/1996                                                                  12506                              12596
7/31/1996                                                                  11944                              12039
8/31/1996                                                                  12190                              12293
9/30/1996                                                                  12865                              12984
10/31/1996                                                                 13212                              13342
11/29/1996                                                                 14205                              14350
12/31/1996                                                                 13916                              14065
1/31/1997                                                                  14772                              14943
2/28/1997                                                                  14883                              15061
3/31/1997                                                                  14258                              14444
4/30/1997                                                                  15108                              15305
5/30/1997                                                                  16026                              16235
6/30/1997                                                                  16730                              16962
7/31/1997                                                                  18053                              18311
8/31/1997                                                                  17037                              17285
9/30/1997                                                                  17963                              18231
10/31/1997                                                                 17359                              17622
11/28/1997                                                                 18148                              18438
12/31/1997                                                                 18453                              18755
1/31/1998                                                                  18653                              18961
2/27/1998                                                                  19989                              20329
3/31/1998                                                                  21004                              21369
4/30/1998                                                                  21209                              21585
5/31/1998                                                                  20832                              21214
6/30/1998                                                                  21676                              22075
7/31/1998                                                                  21438                              21841
8/31/1998                                                                  18330                              18683
9/30/1998                                                                  19502                              19880
10/31/1998                                                                 21080                              21496
11/30/1998                                                                 22344                              22798
12/31/1998                                                                 23632                              24112
1/31/1999                                                                  24603                              25120
2/28/1999                                                                  23829                              24340
3/31/1999                                                                  24775                              25313
4/30/1999                                                                  25720                              26293
5/31/1999                                                                  25096                              25673
6/30/1999                                                                  26488                              27098
7/31/1999                                                                  25649                              26252
8/31/1999                                                                  25519                              26121
9/30/1999                                                                  24814                              25405
10/31/1999                                                                 26372                              27012
11/30/1999                                                                 26898                              27561
12/31/1999                                                                 28474                              29185
1/31/2000                                                                  27035                              27719
2/29/2000                                                                  26513                              27194
3/31/2000                                                                  29088                              29853
4/30/2000                                                                  28204                              28955
5/31/2000                                                                  27613                              28361
6/30/2000                                                                  28285                              29060
7/31/2000                                                                  27834                              28606
8/31/2000                                                                  29551                              30382
9/30/2000                                                                  27982                              28778
10/31/2000                                                                 27854                              28656
11/30/2000                                                                 25651                              26399
12/31/2000                                                                 25769                              26528
1/31/2001                                                                  26671                              27469
2/28/2001                                                                  24231                              24966
3/31/2001                                                                  22689                              23385
4/30/2001                                                                  24442                              25200
5/31/2001                                                                  24595                              25369
6/30/2001                                                                  23986                              24752
7/31/2001                                                                  23741                              24508
8/31/2001                                                                  22245                              22976
9/30/2001                                                                  20433                              21121
10/31/2001                                                                 20818                              21525
11/30/2001                                                                 22407                              23175
12/31/2001                                                                 22596                              23379
1/31/2002                                                                  22254                              23038
2/28/2002                                                                  21818                              22594
3/31/2002                                                                  22631                              23444
4/30/2002                                                                  21251                              22023
5/31/2002                                                                  21083                              21861
6/30/2002                                                                  19578                              20305
7/31/2002                                                                  18045                              18723
8/31/2002                                                                  18156                              18845
9/30/2002                                                                  16177                              16798
10/31/2002                                                                 17599                              18275
11/30/2002                                                                 18624                              19349
12/31/2002                                                                 17524                              18214
1/31/2003                                                                  17058                              17738
2/28/2003                                                                  16797                              17472
3/31/2003                                                                  16954                              17641
4/30/2003                                                                  18352                              19093
5/31/2003                                                                  19308                              20098
6/30/2003                                                                  19545                              20355
7/31/2003                                                                  19883                              20714
8/31/2003                                                                  20261                              21117
9/30/2003                                                                  20038                              20894
10/31/2003                                                                 21164                              22074
11/30/2003                                                                 21343                              22268
12/31/2003                                                                 22453                              23435
1/31/2004                                                                  22854                              23865
2/29/2004                                                                  23165                              24197
3/31/2004                                                                  22809                              23832
4/30/2004                                                                  22444                              23458
5/31/2004                                                                  22741                              23779
6/30/2004                                                                  23168                              24242
7/31/2004                                                                  22399                              23439
8/31/2004                                                                  22485                              23533
9/30/2004                                                                  22719                              23788
10/31/2004                                                                 23059                              24152
11/30/2004                                                                 23982                              25129
12/31/2004                                                                 24787                              25983
1/31/2005                                                                  24175                              25350
2/28/2005                                                                  24673                              25883
3/31/2005                                                                  24232                              25425
4/30/2005                                                                  23758                              24943
5/31/2005                                                                  24510                              25736
6/30/2005                                                                  24537                              25774

    --- INDEX FUND IA              --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $24,537 ending value           $25,774 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                 YTD*    1 YEAR   5 YEAR   10 YEAR
-------------------------------------------------------
Index IA        -1.01%   5.91%    -2.80%    9.39%
-------------------------------------------------------
Index IB(3)     -1.13%   5.64%    -3.02%    9.14%
-------------------------------------------------------
S&P 500 Index   -0.81%   6.32%    -2.37%    9.93%
-------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

EDWARD C. CAPUTO, CFA
Portfolio Manager

SCOTT PIKE, CFA
Assistant Portfolio Manager

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Index HLS Fund, Class IA returned -1.01% for the six-month period ended June 30, 2005. The Fund underperformed both the Lipper S&P 500 Index Objective Variable Annuity-Underlying Funds Average, which returned -0.96%, and the S&P 500 Index, which returned -0.81%, over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Both the equity and fixed income markets retreated in the first quarter of 2005 after strong rallies in the last half of 2004. The S&P 500 Index, a common benchmark for the domestic equity market, declined 2.15% in the first quarter. Similarly, the Lehman Aggregate Bond Index, which represents domestic investment grade bonds, lost 0.48% in the same period. In the first quarter, the markets showed concern that the economy may be losing some of the momentum it demonstrated in 2004. In particular, there was apprehension that inflation fueled by historically high oil prices and rising commodity costs could slow the growth of the recovering economy. Higher input costs can cut into profit margins and slow corporate earnings growth. As part of its plan to restrain inflation, the U.S. Federal Reserve (the "Fed") raised its target Federal Funds rate twice during the first quarter. Both the Fund and the S&P 500 Index declined in the first quarter.

Despite record high energy costs and improving labor markets that could erode corporate profits, in the second quarter investors showed that they had confidence that the Fed could keep inflation under control. Continuing its "measured pace" of tightening monetary policy, the Fed raised it's target Federal Funds rate two more times in the second quarter. High consumer confidence, improving labor markets and strengthening conditions in the manufacturing sector confirmed that the economy continued to grow in the quarter. The S&P 500 Index and the Fund achieved positive returns for the second quarter.

The S&P 500 Index was down 0.81% for the first six months of 2005, bringing the one-year return to 6.32%. Since the Fund's portfolio is constructed to mirror the performance of the S&P 500 Index, its return was similarly down for the six-month period, but positive over the last twelve months. Year-to-date, Energy has been the top performing sector, followed by the Utilities and Health Care sectors. The Materials sector was the laggard in the S&P 500, followed by Consumer Discretionary and Information Technology. Continuing the trends from 2004, the larger capitalization S&P 500 Index under-performed both the S&P 400 Mid Cap Index (up 3.85%) and the S&P 600 Small Cap Index (up 1.80%). Within the large-cap sector, the S&P 500/Barra Value Index beat the S&P 500/Barra Growth Index by 1.82%.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We do not foresee that the Fed will be tightening in an aggressive enough fashion to derail the economy. The Fed's primary objective is to fight inflation, and it is becoming clear that chairman Greenspan and other governors perceive that they are close to having accomplished that objective. Under this assumption, we anticipate a 4% target Federal Funds rate at the end of the year,

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

with continued steady growth in the economy. While basic and cyclical industries are starting to see a drop off in revenues and lower earnings guidance is becoming a theme, other indicators from the ISM Manufacturing Reports suggest that the weakness in the manufacturing sector may be coming to an end. We will continue to manage the portfolio in a manner that efficiently emulates the performance of the Index.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.2%
-------------------------------------------------------------------
Apparel & Textile                                           0.2
-------------------------------------------------------------------
Banks                                                      11.8
-------------------------------------------------------------------
Business Services                                           1.0
-------------------------------------------------------------------
Chemicals                                                   1.5
-------------------------------------------------------------------
Communications                                              4.6
-------------------------------------------------------------------
Computers & Office Equipment                                4.0
-------------------------------------------------------------------
Construction                                                0.2
-------------------------------------------------------------------
Consumer Durables                                           0.4
-------------------------------------------------------------------
Consumer Non-Durables                                       4.2
-------------------------------------------------------------------
Consumer Services                                           0.2
-------------------------------------------------------------------
Drugs                                                       6.5
-------------------------------------------------------------------
Education                                                   0.1
-------------------------------------------------------------------
Electrical Equipment                                        0.8
-------------------------------------------------------------------
Electronics                                                 7.8
-------------------------------------------------------------------
Energy & Services                                           8.4
-------------------------------------------------------------------
Financial Services                                          2.2
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.7
-------------------------------------------------------------------
Forest & Paper Products                                     0.8
-------------------------------------------------------------------
Health Services                                             0.7
-------------------------------------------------------------------
Hotels & Gaming                                             0.3
-------------------------------------------------------------------
Insurance                                                   5.9
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.9
-------------------------------------------------------------------
Machinery                                                   1.3
-------------------------------------------------------------------
Media & Entertainment                                       3.6
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.7
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.3
-------------------------------------------------------------------
Real Estate Investment Trust                                0.6
-------------------------------------------------------------------
Repurchase Agreement                                        0.7
-------------------------------------------------------------------
Research & Testing Facilities                               0.2
-------------------------------------------------------------------
Retail                                                      6.8
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.1
-------------------------------------------------------------------
Software & Services                                         5.4
-------------------------------------------------------------------
Transportation                                              4.7
-------------------------------------------------------------------
U.S. Government Agencies                                    0.9
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.1
-------------------------------------------------------------------
Utilities                                                   4.0
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford International Capital Appreciation HLS Fund inception 4/30/2001 (subadvised by Wellington Management Company, LLP)



PERFORMANCE OVERVIEW 4/30/01 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                            INTERNATIONAL CAPITAL APPRECIATION
                                                                         FUND IA                         MSCI EAFE INDEX
                                                            ----------------------------------           ---------------
4/30/2001                                                                10000.00                           10000.00
5/31/2001                                                                 9406.22                            9655.00
6/30/2001                                                                 8978.05                            9263.97
7/31/2001                                                                 8834.24                            9096.29
8/31/2001                                                                 8352.86                            8867.98
9/30/2001                                                                 7350.75                            7971.43
10/31/2001                                                                7709.50                            8175.49
11/30/2001                                                                8358.98                            8477.17
12/31/2001                                                                8602.19                            8528.03
1/31/2002                                                                 8252.81                            8075.62
2/28/2002                                                                 8394.37                            8132.63
3/31/2002                                                                 8844.25                            8616.12
4/30/2002                                                                 8727.01                            8638.72
5/31/2002                                                                 8822.21                            8755.91
6/30/2002                                                                 8407.34                            8410.92
7/31/2002                                                                 7654.15                            7581.61
8/31/2002                                                                 7562.59                            7566.44
9/30/2002                                                                 6678.18                            6756.08
10/31/2002                                                                7229.43                            7119.55
11/30/2002                                                                7822.61                            7443.49
12/31/2002                                                                7121.37                            7194.14
1/31/2003                                                                 7201.16                            6894.14
2/28/2003                                                                 7061.77                            6736.27
3/31/2003                                                                 6860.20                            6608.96
4/30/2003                                                                 7675.08                            7264.57
5/31/2003                                                                 8344.35                            7711.49
6/30/2003                                                                 8573.80                            7902.35
7/31/2003                                                                 8863.74                            8094.82
8/31/2003                                                                 9241.64                            8291.71
9/30/2003                                                                 9271.88                            8548.96
10/31/2003                                                               10059.00                            9082.42
11/30/2003                                                               10185.00                            9285.64
12/31/2003                                                               10755.00                           10011.50
1/31/2004                                                                11205.20                           10153.80
2/29/2004                                                                11730.30                           10389.90
3/31/2004                                                                12017.40                           10452.50
4/30/2004                                                                11437.10                           10224.90
5/31/2004                                                                11646.70                           10256.30
6/30/2004                                                                12028.20                           10498.30
7/31/2004                                                                11178.70                           10159.10
8/31/2004                                                                11212.40                           10206.30
9/30/2004                                                                11811.60                           10474.50
10/31/2004                                                               12312.60                           10832.30
11/30/2004                                                               13009.50                           11575.30
12/31/2004                                                               13413.10                           12083.60
1/31/2005                                                                12976.60                           11862.80
2/28/2005                                                                12845.90                           12378.10
3/31/2005                                                                12355.40                           12072.00
4/30/2005                                                                12249.20                           11801.70
5/31/2005                                                                12373.50                           11819.80
6/30/2005                                                                12429.30                           11981.40

    --- INTERNATIONAL CAPITAL APPRECIATION FUND IA    --- MSCI EAFE INDEX
        $10,000 starting value                            $10,000 starting value
        $12,429 ending value                              $11,981 ending value

THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of June 30, 2005)

                                                           SINCE
                                        YTD*    1 YEAR   INCEPTION
-----------------------------------------------------------------------
International Capital Appreciation IA  -7.33%    3.33%     5.35%
-----------------------------------------------------------------------
International Capital Appreciation IB  -7.45%    3.08%     5.11%
-----------------------------------------------------------------------
Morgan Stanley Capital International
  Europe, Australasia and Far East
  Index                                -0.85%   14.13%     4.43%
-----------------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

ANDREW S. OFFIT, CPA
Senior Vice President, Partner

JEAN-MARC BERTEAUX
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford International Capital Appreciation HLS Fund, Class IA returned -7.33% for the six-month period ended June 30, 2005. The Fund trailed its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index, which returned -0.85%. The Fund also lagged the Lipper International Growth Variable Annuity-Underlying Funds Average, which returned -1.02% for the period.

WHY DID THE FUND PERFORM THIS WAY?

Our emphasis in the Fund is on sector and stock weights; country allocations are a residual of this process. As usual, our performance was driven primarily by stock selection, with sector allocation only having a moderate impact. During this period, a single holding, Elan (Drugs), accounted for a significant portion of our underperformance. The stock declined dramatically during the first quarter because Elan's major drug, Tysabri, an FDA-approved drug for multiple sclerosis, was withdrawn from the market due to a patient death in a follow-on clinical trial. Elan was our greatest contributor to performance in 2004 and it was one of our largest holdings entering 2005 as we felt strongly that there was over 50% more upside in 2005. The patient death and withdrawal of the drug were both tragic and unexpected. True to our process, as soon as Tysabri was withdrawn we sold the position in Elan.

Though Elan accounted for the majority of our relative underperformance, several other portfolio decisions hurt returns during the period. The Fund's stock selection in the Financial sector was a drag on performance. In addition, the Fund's underweight positions in the Energy and Utilities sectors, the two best performing sectors of the benchmark, hurt relative returns. These are two sectors that, as growth managers, are not a traditional area of focus for us.

Aside from Elan, stocks that detracted the most from returns were Trend Micro (Software & Services); Alcatel (Communications), which reported 4Q margins well below expectations after our very positive meeting with the CEO in November; and EMI Group (Media & Entertainment). We no longer hold Alcatel (Communications) or Trend Micro.

WHAT IS THE OUTLOOK?

We are encouraged by the Fund's rebound in performance during the second quarter, post-Elan. However, we recognize that the Fund still substantially lags the Index thus far this calendar year. It is our goal to make up this difference through fundamental and differentiated company analysis.

The challenging market climate has been tempered by low volatility and economic uncertainty over rising commodity prices, the China Effect, regional real estate bubbles, and other well documented factors. Until we emerge from this "holding pattern," we feel that the best way to make money in this market environment is through stock picking. Our focus remains on stock and sector selections, based on intense bottom-up research. The Fund is currently meaningfully overweight in the Consumer Discretionary and Technology sectors and underweight in

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Financials, Telecommunications, and Materials. We will continue to meet with leading global companies and we remain optimistic heading into the second half of this year.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         1.5%
-------------------------------------------------------------------
Apparel & Textile                                           3.8
-------------------------------------------------------------------
Banks                                                       8.8
-------------------------------------------------------------------
Business Services                                           2.6
-------------------------------------------------------------------
Communications                                             10.4
-------------------------------------------------------------------
Computers & Office Equipment                                1.7
-------------------------------------------------------------------
Construction                                                1.0
-------------------------------------------------------------------
Consumer Durables                                           1.7
-------------------------------------------------------------------
Consumer Non-Durables                                       0.9
-------------------------------------------------------------------
Drugs                                                       6.1
-------------------------------------------------------------------
Electronics                                                11.0
-------------------------------------------------------------------
Energy & Services                                           7.1
-------------------------------------------------------------------
Financial Services                                          6.0
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    5.9
-------------------------------------------------------------------
Insurance                                                   1.5
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               21.3
-------------------------------------------------------------------
Machinery                                                   1.4
-------------------------------------------------------------------
Media & Entertainment                                       7.7
-------------------------------------------------------------------
Medical Instruments & Supplies                              1.1
-------------------------------------------------------------------
Metals, Minerals & Mining                                   0.6
-------------------------------------------------------------------
Real Estate                                                 1.2
-------------------------------------------------------------------
Repurchase Agreement                                        0.4
-------------------------------------------------------------------
Retail                                                      9.3
-------------------------------------------------------------------
Software & Services                                         2.8
-------------------------------------------------------------------
Transportation                                              4.4
-------------------------------------------------------------------
Other Assets and Liabilities                              (20.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   21.7%
-------------------------------------------------------------------
United Kingdom                                             13.7
-------------------------------------------------------------------
France                                                     13.4
-------------------------------------------------------------------
Switzerland                                                11.2
-------------------------------------------------------------------
Canada                                                      9.8
-------------------------------------------------------------------
Japan                                                       8.2
-------------------------------------------------------------------
Taiwan                                                      7.8
-------------------------------------------------------------------
Germany                                                     7.0
-------------------------------------------------------------------
Netherlands                                                 6.4
-------------------------------------------------------------------
South Korea                                                 2.5
-------------------------------------------------------------------
Mexico                                                      2.3
-------------------------------------------------------------------
Italy                                                       2.3
-------------------------------------------------------------------
Finland                                                     2.3
-------------------------------------------------------------------
Hong Kong                                                   2.2
-------------------------------------------------------------------
Sweden                                                      1.9
-------------------------------------------------------------------
Australia                                                   1.8
-------------------------------------------------------------------
Luxembourg                                                  1.7
-------------------------------------------------------------------
Spain                                                       1.6
-------------------------------------------------------------------
Ireland                                                     1.1
-------------------------------------------------------------------
Greece                                                      0.7
-------------------------------------------------------------------
Brazil                                                      0.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (20.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford International Opportunities HLS Fund inception 7/2/1990
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                             MORGAN STANLEY CAPITAL INTERNATIONAL
                                                       INTERNATIONAL OPPORTUNITIES FUND IA      ALL COUNTRY WORLD EX US INDEX
                                                       -----------------------------------   ------------------------------------
6/30/1995                                                           10000.00                               10000.00
7/31/1995                                                           10545.50                               10567.30
8/31/1995                                                           10325.10                               10200.80
9/30/1995                                                           10424.30                               10375.00
10/31/1995                                                          10408.00                               10098.00
11/30/1995                                                          10640.50                               10335.10
12/31/1995                                                          10985.00                               10744.00
1/31/1996                                                           11264.90                               10891.50
2/29/1996                                                           11358.70                               10891.50
3/31/1996                                                           11524.50                               11094.80
4/30/1996                                                           11954.50                               11431.10
5/31/1996                                                           11853.60                               11259.30
6/28/1996                                                           11847.60                               11316.80
7/31/1996                                                           11431.10                               10940.50
8/31/1996                                                           11510.50                               11004.50
9/30/1996                                                           11694.20                               11277.80
10/31/1996                                                          11685.30                               11164.90
11/29/1996                                                          12274.90                               11595.60
12/31/1996                                                          12405.30                               11461.30
1/31/1997                                                           12280.60                               11250.80
2/28/1997                                                           12333.20                               11457.10
3/31/1997                                                           12345.00                               11433.10
4/30/1997                                                           12267.70                               11529.50
5/30/1997                                                           13072.10                               12241.60
6/30/1997                                                           13679.40                               12917.10
7/31/1997                                                           14083.90                               13178.60
8/31/1997                                                           13048.80                               12141.90
9/30/1997                                                           13759.50                               12798.30
10/31/1997                                                          12718.50                               11708.70
11/28/1997                                                          12517.60                               11562.40
12/31/1997                                                          12447.50                               11695.50
1/31/1998                                                           12592.20                               12045.30
2/27/1998                                                           13443.60                               12849.00
3/31/1998                                                           14084.10                               13293.00
4/30/1998                                                           14408.60                               13388.20
5/31/1998                                                           14505.50                               13145.40
6/30/1998                                                           14530.20                               13096.00
7/31/1998                                                           14683.50                               13220.50
8/31/1998                                                           12543.60                               11356.10
9/30/1998                                                           12062.70                               11116.20
10/31/1998                                                          12946.70                               12280.60
11/30/1998                                                          13698.20                               12940.50
12/31/1998                                                          14085.70                               13386.40
1/31/1999                                                           14491.80                               13372.00
2/28/1999                                                           14143.60                               13072.60
3/31/1999                                                           14950.50                               13703.80
4/30/1999                                                           15521.00                               14389.20
5/31/1999                                                           14878.40                               13713.40
6/30/1999                                                           15607.10                               14343.50
7/31/1999                                                           16007.10                               14679.90
8/31/1999                                                           16030.30                               14730.80
9/30/1999                                                           16125.80                               14830.50
10/31/1999                                                          16665.80                               15382.70
11/30/1999                                                          17620.40                               15997.80
12/31/1999                                                          19699.60                               17523.50
1/31/2000                                                           18592.90                               16572.60
2/29/2000                                                           19942.90                               17020.30
3/31/2000                                                           19761.50                               17660.80
4/30/2000                                                           18671.60                               16675.10
5/31/2000                                                           17888.20                               16248.50
6/30/2000                                                           18585.50                               16940.40
7/31/2000                                                           18012.20                               16271.60
8/31/2000                                                           18257.00                               16472.80
9/30/2000                                                           17310.70                               15559.10
10/31/2000                                                          16480.80                               15064.50
11/30/2000                                                          15737.20                               14388.80
12/31/2000                                                          16330.50                               14880.10
1/31/2001                                                           16428.30                               15103.30
2/28/2001                                                           15111.80                               13907.50
3/31/2001                                                           14038.30                               12924.50
4/30/2001                                                           15088.90                               13803.50
5/31/2001                                                           14503.90                               13422.30
6/30/2001                                                           14042.20                               12907.50
7/31/2001                                                           13735.40                               12620.30
8/31/2001                                                           13353.90                               12306.90
9/30/2001                                                           11945.30                               11001.30
10/31/2001                                                          12263.10                               11309.50
11/30/2001                                                          12992.40                               11826.80
12/31/2001                                                          13271.60                               11979.10
1/31/2002                                                           12676.90                               11466.10
2/28/2002                                                           12715.40                               11548.70
3/31/2002                                                           13423.70                               12224.00
4/30/2002                                                           13362.20                               12255.10
5/31/2002                                                           13524.30                               12388.60
6/30/2002                                                           12931.70                               11853.40
7/31/2002                                                           11617.50                               10697.70
8/31/2002                                                           11483.40                               10698.80
9/30/2002                                                           10124.00                                9564.72
10/31/2002                                                          10875.80                               10077.40
11/30/2002                                                          11386.40                               10562.10
12/31/2002                                                          10891.80                               10221.00
1/31/2003                                                           10413.30                                9862.20
2/28/2003                                                           10112.30                                9661.99
3/31/2003                                                            9906.31                                9474.55
4/30/2003                                                           10816.30                               10387.90
5/31/2003                                                           11439.00                               11049.70
6/30/2003                                                           11625.20                               11355.50
7/31/2003                                                           11963.50                               11657.60
8/31/2003                                                           12403.90                               12004.90
9/30/2003                                                           12508.30                               12341.10
10/31/2003                                                          13255.70                               13141.10
11/30/2003                                                          13529.60                               13427.60
12/31/2003                                                          14496.50                               14452.70
1/31/2004                                                           14678.70                               14684.80
2/29/2004                                                           15023.80                               15058.20
3/31/2004                                                           15127.70                               15150.90
4/30/2004                                                           14718.00                               14680.00
5/31/2004                                                           14822.40                               14713.20
6/30/2004                                                           15194.20                               15045.70
7/31/2004                                                           14503.90                               14607.20
8/31/2004                                                           14528.20                               14724.20
9/30/2004                                                           14965.70                               15197.60
10/31/2004                                                          15524.70                               15726.10
11/30/2004                                                          16479.40                               16817.70
12/31/2004                                                          17117.60                               17539.80
1/31/2005                                                           16818.80                               17237.70
2/28/2005                                                           17311.00                               18087.90
3/31/2005                                                           16908.10                               17597.30
4/30/2005                                                           16608.40                               17163.30
5/31/2005                                                           16694.60                               17270.80
6/30/2005                                                           17026.60                               17595.90

    --- INTERNATIONAL OPPORTUNITIES FUND    --- MORGAN STANLEY CAPITAL
        IA                                      INTERNATIONAL ALL COUNTRY WORLD EX
        $10,000 starting value                  US INDEX
        $17,027 ending value                    $10,000 starting value
                                                $17,596 ending value

MSCI AC WORLD FREE EX U.S. INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                           YTD*    1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
International
  Opportunities IA        -0.53%   12.06%   -1.74%    5.47%
----------------------------------------------------------------
International
  Opportunities IB(3)     -0.66%   11.78%   -1.96%    5.23%
----------------------------------------------------------------
Morgan Stanley Capital
  International All
  Country World ex US
  Index                    0.32%   16.95%    0.76%    5.81%
----------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

TROND SKRAMSTAD
Senior Vice President, Partner, Director of Global Equity Strategies

NICOLAS M. CHOUMENKOVITCH
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford International Opportunities HLS Fund, Class IA returned -0.53% for the six-month period ended June 30, 2005. The Fund trailed the 0.32% return of the Morgan Stanley Capital International All Country World ex US Index, but outperformed the Lipper International Core Funds Variable Annuity-Underlying Funds Average of -0.80%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund uses a three-pronged strategy that considers fundamental company analysis as well as the relative attractiveness of countries and sectors. Our underperformance during the period was driven by one stock, Elan (Drugs), which accounted for the entire performance shortfall. The stock declined dramatically during the first quarter because Elan's major drug, Tysabri, an FDA-approved drug for multiple sclerosis, was withdrawn from the market due to a patient death in a follow-on clinical trial. We no longer hold the stock. Elan's decline offset good stock selection in Telecommunications, Consumer Staples, and Energy. In Telecom, Orascom Telecom (Communications), a leading operator of mobile phone networks in the Middle East and Africa, was the Fund's top contributor to returns. Shares of energy exploration and production companies Talisman (Energy & Services) and Petro-Canada (Energy & Services) gained in conjunction with higher oil prices.

Our country and sector allocations added modestly to returns. The Fund was helped by an underweight position in the poor performing Financials sector and an overweight in the Energy sector, which was by far the best performing sector during the period. Country allocations were slightly additive, in spite of the drag of a strengthening U.S. dollar. The negative effect of U.S. dollar strengthening was moderated by the Fund's holdings in currencies closely linked to the U.S. dollar, such as the Canadian dollar, the South African Rand and the Hong Kong dollar.

WHAT IS THE OUTLOOK?

Looking ahead toward the middle of 2005, we continue to see an environment characterized by near-term softness in economic growth and rising interest rates, particularly in the U.S. While a modest reacceleration could be forthcoming in the second half, the outlook for 2006 growth looks to be below trend. From a sector perspective, we are currently overweight in Consumer Staples, Consumer Discretionary and Health Care and underweight in Materials, Utilities and Financials. While we will be on the lookout to add back tactically to select cyclical names on any significant weakness, we expect to maintain the Fund's current, relatively defensive positioning going forward.

From a regional perspective we remain modestly overweight in Continental Europe. Interest rates remain low by historical standards and valuations are still attractive. We remain under-

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

weight in the U.K. as high interest rates and a gradually deflating housing bubble continue to dampen economic activity. We added slightly to our Japanese holdings early in the year and are now neutral versus the benchmark. We trimmed our holdings in Asia ex Japan and are now slightly underweight in both Developed Asia ex-Japan and Emerging Asian markets.

The opinions about future economics and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         1.3%
-------------------------------------------------------------------
Apparel & Textile                                           2.5
-------------------------------------------------------------------
Banks                                                       9.5
-------------------------------------------------------------------
Business Services                                           1.2
-------------------------------------------------------------------
Chemicals                                                   1.2
-------------------------------------------------------------------
Communications                                              7.8
-------------------------------------------------------------------
Computers & Office Equipment                                1.5
-------------------------------------------------------------------
Construction                                                1.0
-------------------------------------------------------------------
Consumer Durables                                           0.6
-------------------------------------------------------------------
Consumer Non-Durables                                       3.9
-------------------------------------------------------------------
Drugs                                                       3.7
-------------------------------------------------------------------
Electronics                                                 5.0
-------------------------------------------------------------------
Energy & Services                                          10.0
-------------------------------------------------------------------
Financial Services                                          5.1
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    9.3
-------------------------------------------------------------------
Hotels & Gaming                                             0.8
-------------------------------------------------------------------
Insurance                                                   3.0
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.7
-------------------------------------------------------------------
Machinery                                                   1.5
-------------------------------------------------------------------
Media & Entertainment                                       4.3
-------------------------------------------------------------------
Medical Instruments & Supplies                              5.3
-------------------------------------------------------------------
Metals, Minerals & Mining                                   4.4
-------------------------------------------------------------------
Real Estate                                                 0.9
-------------------------------------------------------------------
Repurchase Agreement                                        3.9
-------------------------------------------------------------------

-------------------------------------------------------------------
                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
Retail                                                      5.3%
-------------------------------------------------------------------
Software & Services                                         0.7
-------------------------------------------------------------------
Transportation                                              3.2
-------------------------------------------------------------------
Utilities                                                   0.8
-------------------------------------------------------------------
Other Assets and Liabilities                               (7.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
Japan                                                      17.0%
-------------------------------------------------------------------
United Kingdom                                             16.8
-------------------------------------------------------------------
United States of America                                   14.8
-------------------------------------------------------------------
France                                                     10.8
-------------------------------------------------------------------
Switzerland                                                 8.5
-------------------------------------------------------------------
Netherlands                                                 6.7
-------------------------------------------------------------------
Canada                                                      6.0
-------------------------------------------------------------------
Germany                                                     3.9
-------------------------------------------------------------------
Italy                                                       3.1
-------------------------------------------------------------------
Sweden                                                      2.4
-------------------------------------------------------------------
Hong Kong                                                   2.4
-------------------------------------------------------------------
Taiwan                                                      2.2
-------------------------------------------------------------------
Spain                                                       2.0
-------------------------------------------------------------------
Australia                                                   1.8
-------------------------------------------------------------------
Brazil                                                      1.6
-------------------------------------------------------------------
Mexico                                                      1.1
-------------------------------------------------------------------
Denmark                                                     1.0
-------------------------------------------------------------------
Austria                                                     1.0
-------------------------------------------------------------------
Indonesia                                                   0.8
-------------------------------------------------------------------
India                                                       0.7
-------------------------------------------------------------------
Finland                                                     0.7
-------------------------------------------------------------------
Philippines                                                 0.6
-------------------------------------------------------------------
Malaysia                                                    0.5
-------------------------------------------------------------------
Ireland                                                     0.5
-------------------------------------------------------------------
Hungary                                                     0.5
-------------------------------------------------------------------
Other Assets and Liabilities                               (7.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford International Small Company HLS Fund inception 4/30/2001
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 4/30/01 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                                                  S&P/CITIGROUP EXTENDED MARKET
                                                           INTERNATIONAL SMALL COMPANY FUND IA          EURO-PACIFIC INDEX
                                                           -----------------------------------    -----------------------------
4/30/2001                                                               10000.00                            10000.00
5/31/2001                                                               10355.70                             9951.89
6/30/2001                                                                9781.21                             9581.71
7/31/2001                                                                9610.21                             9330.94
8/31/2001                                                                9630.86                             9324.45
9/30/2001                                                                8373.85                             8117.03
10/31/2001                                                               8925.54                             8458.59
11/30/2001                                                               9559.16                             8764.99
12/31/2001                                                               9401.94                             8753.27
1/31/2002                                                                9241.33                             8531.82
2/28/2002                                                                9229.26                             8698.78
3/31/2002                                                                9643.38                             9265.31
4/30/2002                                                               10043.20                             9459.25
5/31/2002                                                               10328.20                             9800.22
6/30/2002                                                               10222.00                             9459.80
7/31/2002                                                                9621.21                             8645.47
8/31/2002                                                                9383.95                             8573.41
9/30/2002                                                                8412.36                             7777.81
10/31/2002                                                               8486.55                             7921.35
11/30/2002                                                               8749.99                             8215.44
12/31/2002                                                               8924.10                             8080.69
1/31/2003                                                                8673.33                             7877.40
2/28/2003                                                                8635.25                             7740.89
3/31/2003                                                                8610.51                             7691.09
4/30/2003                                                                9629.37                             8457.39
5/31/2003                                                               10402.90                             9166.27
6/30/2003                                                               10562.10                             9476.77
7/31/2003                                                               11038.70                             9799.01
8/31/2003                                                               11564.10                            10242.50
9/30/2003                                                               12314.60                            10727.00
10/31/2003                                                              13063.80                            11488.00
11/30/2003                                                              13113.60                            11657.30
12/31/2003                                                              13719.50                            12358.00
1/31/2004                                                               14045.00                            12824.40
2/29/2004                                                               14378.80                            13222.70
3/31/2004                                                               14948.00                            13567.20
4/30/2004                                                               14691.10                            13219.80
5/31/2004                                                               14417.00                            13222.70
6/30/2004                                                               14859.10                            13687.80
7/31/2004                                                               14046.00                            13139.50
8/31/2004                                                               13932.00                            13242.70
9/30/2004                                                               14133.50                            13638.10
10/31/2004                                                              14637.80                            14063.40
11/30/2004                                                              15432.80                            15163.10
12/31/2004                                                              16046.70                            15913.50
1/31/2005                                                               16469.80                            16137.90
2/28/2005                                                               16890.90                            16870.30
3/31/2005                                                               16424.70                            16518.20
4/30/2005                                                               15921.80                            16040.10
5/31/2005                                                               16040.90                            16116.70
6/30/2005                                                               16443.60                            16423.10

    --- INTERNATIONAL SMALL        --- S&P/CITIGROUP EXTENDED MARKET
        COMPANY FUND IA                EURO-PACIFIC INDEX
        $10,000 starting value         $10,000 starting value
        $16,444 ending value           $16,423 ending value

S&P/CITIGROUP EXTENDED MARKET EURO-PACIFIC INDEX is a global equity index comprised of the smallest 20% of each country's market capitalization in the S&P/Citigroup Broad Market Global Index. (The S&P/Citigroup Broad Market Global Index captures all companies in developed and emerging markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed countries are included except the U.S. and Canada. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                               SINCE
                           YTD*    1 YEAR    INCEPTION
-----------------------------------------------------------
International Small
  Company IA               2.47%   10.66%     12.67%
-----------------------------------------------------------
International Small
  Company IB               2.35%   10.39%     12.41%
-----------------------------------------------------------
S&P/Citigroup Extended
  Market Euro-Pacific
  Index                    3.20%   19.98%     12.63%
-----------------------------------------------------------

* Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

EDWARD L. MAKIN
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford International Small Company HLS Fund, Class 1A returned 2.47% for the six-month period ended June 30, 2005. The Fund underperformed the 3.20% return of the benchmark, S&P/Citigroup Extended Market Euro-Pacific Index, while outperforming the -0.80% decline of the Lipper International Core Variable Annuity-Underlying Funds Average.

WHY DID THE FUND PERFORM THIS WAY?

International small cap equity markets advanced during the six-month period, continuing to outpace other equity asset classes. International small cap returns were led by the Energy, Utilities, Industrials and Health Care sectors, while the Telecommunication Services and Information Technology sectors declined. Emerging markets and Asia ex-Japan were the regional leaders while Europe and Japan lagged.

The Fund advanced in absolute terms during the six-month period, but modestly trailed the benchmark as the more speculative value names continued to drive index performance. Stock selection relative to the benchmark was favorable within Consumer Staples, Materials, Telecommunication Services and Financials, but was more than offset by negative stock selection within other sectors, including Information Technology, Consumer Discretionary and Health Care.

French industrial conglomerate, Alstom (Construction), was the leading contributor to the Fund's return. The company reported better than expected earnings, margin improvements and positive guidance. Within Financials, Industrial Bank of Korea (Banks) shares gained, as the company announced their intention to increase lending amid a recovering economy. Within Consumer Staples, LG Household & Health Care (Consumer Non-Durables), a Korean household and cosmetics maker, was a leading contributor to the Fund's return during the period. The Fund owned these stocks as of the end of the period.

Information Technology stocks, as a group, detracted the most from the Fund's results, in both absolute and benchmark-relative returns. OBIC Business Consulting (Software & Services), a Japanese technology services company, and SurfControl (Software & Services) a British internet security company, both declined. GCAP Media (Communications), a British internet security company, and Munters (Business Services), were the leading detractors from the Fund's performance over the semi-annual period. The Fund continued to hold these stocks as of the end of the semi-annual period.

The Fund's Sector positioning was additive to benchmark relative returns during the period. An underweight allocation to both the Consumer Discretionary and Industrials sectors, as well as an overweight to Energy, had a positive impact.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Partial currency hedges against the pound, euro and New Zealand dollar benefited the Fund during the period, as a result of continued appreciation of the U.S. Dollar.

WHAT IS THE OUTLOOK FOR THE REMAINDER OF 2005?
As we head into the second half of the year, signs of a steadily decelerating global economy continue. Within the United States, the Federal Reserve Bank seems to have successfully orchestrated a soft-landing of the United States economy and is almost finished raising rates. Within Europe, short term rates may drop as the European Central Bank may move beyond its mandate of inflation control and look to stifle high unemployment and low growth. Persistently high energy prices are taking their toll on the world economy, though inflation appears to be in control. Outside of the United States, the resurgence of the U.S. dollar and the continued relative strength of the U.S. economy may act as an inflection point for a shift from value to growth, small to large, low quality to high quality, and cyclical to non-cyclical.

We are enthusiastic about the Fund's positioning as we head into the second half of the year. As always, we continually re-evaluate our winners and search for companies and industries overlooked by the market.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to changes at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         1.4%
-------------------------------------------------------------------
Agriculture & Fishing                                       0.7
-------------------------------------------------------------------
Apparel & Textile                                           0.6
-------------------------------------------------------------------
Banks                                                       3.7
-------------------------------------------------------------------
Business Services                                           5.5
-------------------------------------------------------------------
Chemicals                                                   5.9
-------------------------------------------------------------------
Communications                                              4.0
-------------------------------------------------------------------
Computers & Office Equipment                                2.4
-------------------------------------------------------------------
Construction                                                7.1
-------------------------------------------------------------------
Consumer Non-Durables                                       1.4
-------------------------------------------------------------------
Consumer Services                                           0.9
-------------------------------------------------------------------
Drugs                                                       3.1
-------------------------------------------------------------------
Electrical Equipment                                        0.5
-------------------------------------------------------------------
Electronics                                                 3.8
-------------------------------------------------------------------
Energy & Services                                           5.0
-------------------------------------------------------------------
Financial Services                                          2.8
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.1
-------------------------------------------------------------------
Forest & Paper Products                                     4.5
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED


                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Health Services                                             0.8%
-------------------------------------------------------------------
Hotels & Gaming                                             1.3
-------------------------------------------------------------------
Insurance                                                   6.7
-------------------------------------------------------------------
Investment Companies                                        0.1
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               21.3
-------------------------------------------------------------------
Machinery                                                   6.2
-------------------------------------------------------------------
Media & Entertainment                                       3.3
-------------------------------------------------------------------
Medical Instruments & Supplies                              4.7
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.9
-------------------------------------------------------------------
Real Estate Investment Trust                                0.5
-------------------------------------------------------------------
Repurchase Agreement                                        0.5
-------------------------------------------------------------------
Retail                                                      2.2
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.2
-------------------------------------------------------------------
Software & Services                                         6.9
-------------------------------------------------------------------
Transportation                                              3.6
-------------------------------------------------------------------
Utilities                                                   0.3
-------------------------------------------------------------------
Other Assets and Liabilities                              (18.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   21.8%
-------------------------------------------------------------------
Japan                                                      21.5
-------------------------------------------------------------------
United Kingdom                                             20.1
-------------------------------------------------------------------
France                                                     10.7
-------------------------------------------------------------------
Germany                                                     8.1
-------------------------------------------------------------------
Switzerland                                                 4.5
-------------------------------------------------------------------
Italy                                                       4.5
-------------------------------------------------------------------
Australia                                                   4.4
-------------------------------------------------------------------
Netherlands                                                 3.4
-------------------------------------------------------------------
South Korea                                                 3.0
-------------------------------------------------------------------
China                                                       2.6
-------------------------------------------------------------------
New Zealand                                                 2.4
-------------------------------------------------------------------
Denmark                                                     2.4
-------------------------------------------------------------------
Sweden                                                      1.6
-------------------------------------------------------------------
South Africa                                                1.5
-------------------------------------------------------------------
Malaysia                                                    1.5
-------------------------------------------------------------------
Finland                                                     1.2
-------------------------------------------------------------------
Spain                                                       0.9
-------------------------------------------------------------------
Brazil                                                      0.8
-------------------------------------------------------------------
Greece                                                      0.7
-------------------------------------------------------------------
Thailand                                                    0.6
-------------------------------------------------------------------
Austria                                                     0.6
-------------------------------------------------------------------
Hong Kong                                                   0.1
-------------------------------------------------------------------
Other Assets and Liabilities                              (18.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford MidCap HLS Fund inception 7/14/1997
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 7/14/97 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                       MIDCAP FUND IA                  S&P MIDCAP 400 INDEX
                                                                       --------------                  --------------------
7/14/1997                                                                 10000.00                           10000.00
7/31/1997                                                                 10337.50                           10465.30
8/31/1997                                                                 10248.10                           10452.90
9/30/1997                                                                 10952.30                           11053.50
10/31/1997                                                                10517.30                           10572.90
11/28/1997                                                                10935.50                           10729.60
12/31/1997                                                                11381.30                           11145.80
1/31/1998                                                                 11126.00                           10933.50
2/27/1998                                                                 12262.30                           11839.00
3/31/1998                                                                 12881.00                           12372.80
4/30/1998                                                                 13202.30                           12598.50
5/31/1998                                                                 12727.60                           12032.10
6/30/1998                                                                 13389.30                           12107.80
7/31/1998                                                                 13183.00                           11638.90
8/31/1998                                                                 10611.70                            9474.10
9/30/1998                                                                 11227.30                           10358.00
10/31/1998                                                                12179.50                           11282.90
11/30/1998                                                                12953.40                           11846.00
12/31/1998                                                                14405.80                           13276.20
1/31/1999                                                                 14746.20                           12759.50
2/28/1999                                                                 14102.90                           12091.70
3/31/1999                                                                 15300.00                           12429.70
4/30/1999                                                                 16515.60                           13409.20
5/31/1999                                                                 16689.80                           13468.20
6/30/1999                                                                 17873.70                           14189.60
7/31/1999                                                                 17361.70                           13888.10
8/31/1999                                                                 17133.10                           13412.00
9/30/1999                                                                 16759.10                           12998.10
10/31/1999                                                                17736.10                           13661.00
11/30/1999                                                                18730.70                           14378.00
12/31/1999                                                                21868.80                           15232.00
1/31/2000                                                                 21855.70                           14802.50
2/29/2000                                                                 25333.10                           15838.50
3/31/2000                                                                 26893.20                           17163.40
4/30/2000                                                                 25310.20                           16563.50
5/31/2000                                                                 23972.20                           16358.00
6/30/2000                                                                 26354.30                           16598.20
7/31/2000                                                                 26567.80                           16860.50
8/31/2000                                                                 29506.50                           18742.10
9/30/2000                                                                 29123.80                           18614.70
10/31/2000                                                                28792.10                           17983.10
11/30/2000                                                                25456.40                           16626.60
12/31/2000                                                                27427.10                           17898.30
1/31/2001                                                                 27843.70                           18297.20
2/28/2001                                                                 26248.60                           17254.10
3/31/2001                                                                 24035.80                           15972.20
4/30/2001                                                                 26311.30                           17734.00
5/31/2001                                                                 26756.60                           18147.20
6/30/2001                                                                 26693.30                           18074.60
7/31/2001                                                                 26157.90                           17805.20
8/31/2001                                                                 24951.40                           17223.10
9/30/2001                                                                 22031.90                           15081.30
10/31/2001                                                                23454.70                           15749.40
11/30/2001                                                                25404.80                           16921.20
12/31/2001                                                                26434.60                           17794.30
1/31/2002                                                                 25983.30                           17702.90
2/28/2002                                                                 26157.30                           17724.40
3/31/2002                                                                 27610.40                           18991.50
4/30/2002                                                                 27277.10                           18902.70
5/31/2002                                                                 27441.30                           18584.10
6/30/2002                                                                 25747.60                           17223.80
7/31/2002                                                                 23071.90                           15553.10
8/31/2002                                                                 22946.50                           15632.40
9/30/2002                                                                 20976.90                           14372.40
10/31/2002                                                                22089.70                           14994.70
11/30/2002                                                                24190.30                           15862.90
12/31/2002                                                                22675.80                           15211.00
1/31/2003                                                                 22364.60                           14766.80
2/28/2003                                                                 22144.00                           14415.30
3/31/2003                                                                 22310.60                           14536.90
4/30/2003                                                                 24211.00                           15592.20
5/31/2003                                                                 26307.40                           16884.40
6/30/2003                                                                 26467.80                           17099.60
7/31/2003                                                                 26778.60                           17706.40
8/31/2003                                                                 28014.90                           18509.60
9/30/2003                                                                 27462.30                           18226.20
10/31/2003                                                                29848.70                           19604.30
11/30/2003                                                                30391.00                           20287.30
12/31/2003                                                                31218.00                           20629.70
1/31/2004                                                                 31941.80                           21076.70
2/29/2004                                                                 32250.70                           21582.80
3/31/2004                                                                 32083.20                           21674.50
4/30/2004                                                                 31175.10                           20963.00
5/31/2004                                                                 31627.20                           21397.90
6/30/2004                                                                 32388.50                           21884.90
7/31/2004                                                                 30811.90                           20863.70
8/31/2004                                                                 30781.20                           20809.10
9/30/2004                                                                 32208.20                           21425.40
10/31/2004                                                                32895.60                           21768.20
11/30/2004                                                                34905.00                           23064.50
12/31/2004                                                                36349.20                           24030.20
1/31/2005                                                                 35705.40                           23416.90
2/28/2005                                                                 36587.70                           24202.40
3/31/2005                                                                 36087.70                           23934.50
4/30/2005                                                                 34868.30                           23004.30
5/31/2005                                                                 36858.40                           24389.70
6/30/2005                                                                 38218.10                           24955.10

    --- MIDCAP FUND IA             --- S&P MIDCAP 400 INDEX
        $10,000 starting value         $10,000 starting value
        $38,218 ending value           $24,955 ending value

S&P MIDCAP 400 INDEX is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                   SINCE
                       YTD*    1 YEAR   5 YEAR   INCEPTION
---------------------------------------------------------------
MidCap IA              5.14%   18.00%   7.72%     18.33%
---------------------------------------------------------------
MidCap IB(3)           5.01%   17.70%   7.47%     18.06%
---------------------------------------------------------------
S&P MidCap 400 Index   3.85%   14.03%   8.50%    12.10%**
---------------------------------------------------------------

  * Year to date returns ("YTD") are not annualized.

 ** Return is from 6/30/97.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

PHILLIP H. PERELMUTER
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford MidCap HLS Fund, Class IA returned 5.14% for the six-month period ended June 30, 2005, outperforming the S&P MidCap 400 Index return of 3.85% as well as the Lipper Mid-Cap Core Variable Annuity-Underlying Funds Average return of 3.18%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund benefited from strong security selection in the Financials and Energy sectors. REIT (Real Estate Investment Trust) holding General Growth Properties
(REIT) appreciated on favorable reception to its plans to refinance floating rate debt and sell non-core assets. Soaring energy prices lent support to Energy stocks as the price of oil reached another record high, eclipsing $60 per barrel during the second quarter. Contract drillers GlobalSantaFe (Energy & Services) and Noble (Energy & Services) both benefited from steadily increasing rates. In addition, independent refiner Premcor (Energy & Services) rose sharply on a takeover announcement by Valero Energy (Energy & Services), another domestic refiner.

The Health Care sector was an area in which our stock selection was poor. Biotechnology stocks that detracted from performance include Elan (Drugs), which suffered a steep decline after its much-heralded multiple sclerosis drug Tysabri was associated with patient deaths, and Millennium Pharmaceuticals (Drugs), which reported sluggish Velcade sales and was threatened by a newer, competitive drug for treatment of multiple myeloma. Other stocks hurting performance include automobile supplier Lear (Transportation) as it was negatively impacted by reductions in automobile production levels and rising material costs, as well as gambling concern Wynn Resorts (Hotels & Gaming), which pulled back on speculation that its properties in Las Vegas and Macau may not live up to investors' lofty expectations.

WHAT IS THE OUTLOOK?

Our current outlook for the remainder of 2005 is for a transition to slower growth. In our view, this will be driven by a downshift in consumer spending growth due to higher energy costs and higher gasoline prices. In addition, slower job growth and tighter fiscal policy are also likely to dampen consumer spending. However, we do anticipate that the U.S. Federal Reserve (the "Fed") is near the end of their tightening. As of the end of the period, the Fund was overweight the Consumer Discretionary, Financials, Energy, Telecommunication Services and Information Technology sectors and underweight the Utilities, Consumer Staples, Health Care, Industrials and Materials sectors.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.0%
-------------------------------------------------------------------
Apparel & Textile                                           2.2
-------------------------------------------------------------------
Banks                                                       8.1
-------------------------------------------------------------------
Business Services                                           4.7
-------------------------------------------------------------------
Chemicals                                                   1.8
-------------------------------------------------------------------
Communications                                              4.1
-------------------------------------------------------------------
Computers & Office Equipment                                5.0
-------------------------------------------------------------------
Construction                                                3.7
-------------------------------------------------------------------
Consumer Durables                                           2.6
-------------------------------------------------------------------
Consumer Non-Durables                                       0.6
-------------------------------------------------------------------
Drugs                                                       2.5
-------------------------------------------------------------------
Education                                                   1.8
-------------------------------------------------------------------
Electronics                                                 0.8
-------------------------------------------------------------------
Energy & Services                                           9.3
-------------------------------------------------------------------
Financial Services                                          4.1
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    0.7
-------------------------------------------------------------------
Health Services                                             4.5
-------------------------------------------------------------------
Hotels & Gaming                                             0.6
-------------------------------------------------------------------
Insurance                                                   5.7
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               10.1
-------------------------------------------------------------------
Media & Entertainment                                       3.5
-------------------------------------------------------------------
Medical Instruments & Supplies                              0.3
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.3
-------------------------------------------------------------------
Real Estate Investment Trust                                3.3
-------------------------------------------------------------------
Repurchase Agreement                                        1.5
-------------------------------------------------------------------
Research & Testing Facilities                               1.0
-------------------------------------------------------------------
Retail                                                      8.8
-------------------------------------------------------------------
Software & Services                                        10.3
-------------------------------------------------------------------
Transportation                                              3.2
-------------------------------------------------------------------
Utilities                                                   3.1
-------------------------------------------------------------------
Other Assets and Liabilities                              (10.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford MidCap Value HLS Fund inception 4/30/2001
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 4/30/01 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                    MIDCAP VALUE FUND IA             RUSSELL 2500 VALUE INDEX
                                                                    --------------------             ------------------------
4/30/2001                                                                 10000.00                           10000.00
5/31/2001                                                                 10092.10                           10307.00
6/30/2001                                                                 10138.60                           10406.00
7/31/2001                                                                  9950.13                           10337.30
8/31/2001                                                                  9640.14                           10248.40
9/30/2001                                                                  8233.99                            9110.80
10/31/2001                                                                 8476.17                            9305.77
11/30/2001                                                                 9208.26                           10022.30
12/31/2001                                                                 9959.42                           10592.60
1/31/2002                                                                 10012.10                           10690.00
2/28/2002                                                                 10207.20                           10822.60
3/31/2002                                                                 10775.50                           11493.30
4/30/2002                                                                 10789.80                           11689.80
5/31/2002                                                                 10597.40                           11497.80
6/30/2002                                                                 10032.30                           11092.00
7/31/2002                                                                  8967.84                            9808.61
8/31/2002                                                                  8972.21                            9861.58
9/30/2002                                                                  8014.39                            9054.90
10/31/2002                                                                 8403.85                            9184.39
11/30/2002                                                                 9100.19                            9853.93
12/31/2002                                                                 8662.98                            9546.49
1/31/2003                                                                  8472.30                            9258.18
2/28/2003                                                                  8271.33                            9030.43
3/31/2003                                                                  8229.27                            9091.00
4/30/2003                                                                  9000.03                            9914.65
5/31/2003                                                                  9831.42                           10831.60
6/30/2003                                                                  9935.96                           11026.00
7/31/2003                                                                 10295.90                           11504.90
8/31/2003                                                                 10797.80                           11967.80
9/30/2003                                                                 10748.80                           11883.10
10/31/2003                                                                11471.90                           12791.00
11/30/2003                                                                11879.60                           13312.60
12/31/2003                                                                12413.00                           13835.80
1/31/2004                                                                 12629.30                           14283.70
2/29/2004                                                                 12875.10                           14573.90
3/31/2004                                                                 12865.20                           14690.40
4/30/2004                                                                 12426.50                           13921.30
5/31/2004                                                                 12652.70                           14201.20
6/30/2004                                                                 13177.90                           14765.30
7/31/2004                                                                 12606.00                           14171.00
8/31/2004                                                                 12410.70                           14348.80
9/30/2004                                                                 12865.40                           14801.70
10/31/2004                                                                13155.40                           15069.50
11/30/2004                                                                13885.50                           16302.00
12/31/2004                                                                14436.20                           16820.90
1/31/2005                                                                 13901.80                           16279.70
2/28/2005                                                                 14494.30                           16686.40
3/31/2005                                                                 14303.70                           16463.60
4/30/2005                                                                 13604.90                           15848.00
5/31/2005                                                                 14332.30                           16727.50
6/30/2005                                                                 14657.70                           17340.50

    --- MIDCAP VALUE FUND IA          --- RUSSELL 2500 VALUE INDEX
        $10,000 starting value            $10,000 starting value
        $14,658 ending value              $17,341 ending value

RUSSELL 2500 VALUE INDEX is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                               SINCE
                           YTD*    1 YEAR    INCEPTION
-----------------------------------------------------------
MidCap Value IA            1.53%   11.23%      9.60%
-----------------------------------------------------------
MidCap Value IB            1.41%   10.95%      9.35%
-----------------------------------------------------------
Russell 2500 Value Index   3.09%   17.44%     14.11%
-----------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

JAMES N. MORDY
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ending June 30, 2005, the Hartford MidCap Value HLS Fund, Class IA returned 1.53%, trailing the Russell 2500 Value Index return of 3.09% but slightly out-performing its Lipper Mid Cap Value Variable Annuity-Underlying Funds peer group return of 1.43%.

WHY DID THE FUND PERFORM THIS WAY?

The U.S. equity markets treaded water for the first half of 2005 as investors continued to struggle with an anticipated deceleration in corporate earnings and the conundrum of low long-term interest rates and high energy prices. In this environment, mid-cap stocks outperformed large and small-cap stocks and value stocks out-performed growth stocks. Within the Russell 2500 Value Index, Energy, Utilities, Health Care and Consumer Staples posted the strongest returns.

The Fund's underperformance relative to the benchmark was due primarily to poor stock selection within Materials, Consumer Discretionary and Information Technology. Our overweight position within Information Technology reflected our desire to buy into weakness in semiconductor and semiconductor capital equipment stocks. We were clearly too early, as worldwide demand for electronics, while still healthy, has cooled a bit. Short-sighted investors are treating the stocks as if we face a downturn as severe as that which followed the bursting of the tech bubble four years ago. It is our view that the industry's quick response to pare inventories ensures a relatively short correction and an extended up-cycle over the next couple of years. We have maintained our overweight in the group as we believe the upside from current levels should be very rewarding.

The Fund's three largest detractors, on an absolute basis were Graftech International (Financial Services), Smurfit-Stone Container (Forest & Paper Products) and Ambac Financial (Insurance). All three positions were held in the portfolio as of the end of the period.

Partially offsetting the underperformance was strong stock selection within Health Care, Industrials and Energy. Among the top contributors to returns were Arch Coal (Energy & Services), United Defense (Transportation) and Endo Pharmaceutical (Consumer Non-Durables). Endo Pharmaceutical was held in the Fund at the end of the period.

WHAT IS THE OUTLOOK?

While we continue to believe that economic growth has moderated due mainly to pressures from energy costs and higher short term interest rates, we believe modest, healthy growth of around 3% can be sustained. However, there are still some risks to this outlook. We believe that corporate profit growth will continue to slow as productivity has stalled and unit labor costs increase. For the first time in 3 years the dollar has meaningfully appreciated versus

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

European and Japanese currencies which will pressure U.S. multinationals. The incremental buyer in today's housing market is either an investor or a borrower with an artificially low monthly payment, both of whom will require further home price escalation to avoid being hurt. With banks now being encouraged to tighten lending standards the handwriting is probably on the wall. At a minimum, we believe that consumers will feel a pinch two or three years out as short rates adjust to a higher level.
In light of this outlook, we've challenged ourselves to uncover any under-valued or unexploited stocks in the less-cyclical sectors of the market. Relative to the benchmark, the Fund is overweight in Consumer Discretionary, where we have found the deepest valuation discrepancies; Information Technology, as improving fundamentals should finally begin to drive some out-performance for the stocks; and Health Care, where we continue to be keen on generic pharmaceutical companies. Conversely, the Fund is most underweight within Financials, primarily within REITS which we have avoided over the last several years due to valuations, and Consumer Staples, although we have recently added to this sector.
The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.


DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Apparel & Textile                                           0.8%
-------------------------------------------------------------------
Banks                                                       8.0
-------------------------------------------------------------------
Business Services                                           2.2
-------------------------------------------------------------------
Chemicals                                                   1.7
-------------------------------------------------------------------
Communications                                              1.7
-------------------------------------------------------------------
Computers & Office Equipment                                1.3
-------------------------------------------------------------------
Construction                                                0.2
-------------------------------------------------------------------
Consumer Durables                                           3.7
-------------------------------------------------------------------
Consumer Non-Durables                                       5.3
-------------------------------------------------------------------
Drugs                                                       3.1
-------------------------------------------------------------------
Electrical Equipment                                        1.5
-------------------------------------------------------------------
Electronics                                                 9.4
-------------------------------------------------------------------
Energy & Services                                           5.8
-------------------------------------------------------------------
Financial Services                                          1.2
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.5
-------------------------------------------------------------------
Forest & Paper Products                                     3.2
-------------------------------------------------------------------
Health Services                                             1.0
-------------------------------------------------------------------
Insurance                                                  10.7
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               12.7
-------------------------------------------------------------------
Machinery                                                   5.2
-------------------------------------------------------------------
Media & Entertainment                                       3.7
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.1
-------------------------------------------------------------------
Real Estate                                                 1.4
-------------------------------------------------------------------
Real Estate Investment Trust                                0.5
-------------------------------------------------------------------
Repurchase Agreement                                        1.5
-------------------------------------------------------------------
Retail                                                      8.6
-------------------------------------------------------------------
Rubber & Plastics Products                                  2.1
-------------------------------------------------------------------
Transportation                                              5.8
-------------------------------------------------------------------
Utilities                                                   5.1
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.0)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Mortgage Securities HLS Fund inception 1/1/1985
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                                 LEHMAN BROTHERS MORTGAGE-BACKED
                                                                MORTGAGE SECURITIES FUND IA              SECURITIES INDEX
                                                                ---------------------------      -------------------------------
6/30/1995                                                                10000.00                            10000.00
7/31/1995                                                                 9995.26                            10017.20
8/31/1995                                                                10097.60                            10120.80
9/30/1995                                                                10178.00                            10209.90
10/31/1995                                                               10282.40                            10300.80
11/30/1995                                                               10396.90                            10418.30
12/31/1995                                                               10517.90                            10548.60
1/31/1996                                                                10592.40                            10628.10
2/29/1996                                                                10503.90                            10539.70
3/31/1996                                                                10456.60                            10501.70
4/30/1996                                                                10426.60                            10472.10
5/31/1996                                                                10392.30                            10441.50
6/28/1996                                                                10518.50                            10585.30
7/31/1996                                                                10554.10                            10624.10
8/31/1996                                                                10567.90                            10624.00
9/30/1996                                                                10734.20                            10801.80
10/31/1996                                                               10943.30                            11013.80
11/29/1996                                                               11105.80                            11171.40
12/31/1996                                                               11051.10                            11112.90
1/31/1997                                                                11120.90                            11195.40
2/28/1997                                                                11148.80                            11232.80
3/31/1997                                                                11053.30                            11127.00
4/30/1997                                                                11224.40                            11304.30
5/30/1997                                                                11323.90                            11415.10
6/30/1997                                                                11447.40                            11548.20
7/31/1997                                                                11666.80                            11765.80
8/31/1997                                                                11640.20                            11738.00
9/30/1997                                                                11783.00                            11886.70
10/31/1997                                                               11910.30                            12018.50
11/28/1997                                                               11941.20                            12057.90
12/31/1997                                                               12047.20                            12167.80
1/31/1998                                                                12167.30                            12288.80
2/27/1998                                                                12183.40                            12314.90
3/31/1998                                                                12230.20                            12367.00
4/30/1998                                                                12299.00                            12437.10
5/31/1998                                                                12393.50                            12519.70
6/30/1998                                                                12450.90                            12579.40
7/31/1998                                                                12516.40                            12643.10
8/31/1998                                                                12644.00                            12757.90
9/30/1998                                                                12779.30                            12911.80
10/31/1998                                                               12749.40                            12895.30
11/30/1998                                                               12810.10                            12959.40
12/31/1998                                                               12856.50                            13014.50
1/31/1999                                                                12935.90                            13107.20
2/28/1999                                                                12894.40                            13055.40
3/31/1999                                                                12975.00                            13143.00
4/30/1999                                                                13030.80                            13203.60
5/31/1999                                                                12942.20                            13129.80
6/30/1999                                                                12885.10                            13083.60
7/31/1999                                                                12819.10                            12994.80
8/31/1999                                                                12831.50                            12994.40
9/30/1999                                                                13020.10                            13205.30
10/31/1999                                                               13069.10                            13281.20
11/30/1999                                                               13083.10                            13288.50
12/31/1999                                                               13051.80                            13256.00
1/31/2000                                                                12965.50                            13141.10
2/29/2000                                                                13093.90                            13293.50
3/31/2000                                                                13221.20                            13438.90
4/30/2000                                                                13226.50                            13448.20
5/31/2000                                                                13246.80                            13454.30
6/30/2000                                                                13489.10                            13741.90
7/31/2000                                                                13569.70                            13830.20
8/31/2000                                                                13755.20                            14039.80
9/30/2000                                                                13884.80                            14185.30
10/31/2000                                                               13965.50                            14287.30
11/30/2000                                                               14193.70                            14502.10
12/31/2000                                                               14393.80                            14735.70
1/31/2001                                                                14595.50                            14965.10
2/28/2001                                                                14682.70                            15050.80
3/31/2001                                                                14770.30                            15138.10
4/30/2001                                                                14764.60                            15159.00
5/31/2001                                                                14833.50                            15259.70
6/30/2001                                                                14858.40                            15292.30
7/31/2001                                                                15119.80                            15563.80
8/31/2001                                                                15231.50                            15701.10
9/30/2001                                                                15427.60                            15936.30
10/31/2001                                                               15630.20                            16156.50
11/30/2001                                                               15522.70                            16007.30
12/31/2001                                                               15472.80                            15947.00
1/31/2002                                                                15601.20                            16094.70
2/28/2002                                                                15742.70                            16277.90
3/31/2002                                                                15591.40                            16105.40
4/30/2002                                                                15868.70                            16410.30
5/31/2002                                                                15971.30                            16529.50
6/30/2002                                                                16078.80                            16665.80
7/31/2002                                                                16275.40                            16856.60
8/31/2002                                                                16416.10                            16989.10
9/30/2002                                                                16559.60                            17109.70
10/31/2002                                                               16579.50                            17175.10
11/30/2002                                                               16580.90                            17162.90
12/31/2002                                                               16734.60                            17342.20
1/31/2003                                                                16798.30                            17383.80
2/28/2003                                                                16890.40                            17500.30
3/31/2003                                                                16880.10                            17502.00
4/30/2003                                                                16944.10                            17575.10
5/31/2003                                                                16981.40                            17589.10
6/30/2003                                                                16985.80                            17617.30
7/31/2003                                                                16639.70                            17287.80
8/31/2003                                                                16751.40                            17410.60
9/30/2003                                                                16991.60                            17706.60
10/31/2003                                                               16946.00                            17644.60
11/30/2003                                                               16993.90                            17681.70
12/31/2003                                                               17117.60                            17870.80
1/31/2004                                                                17240.70                            17983.40
2/29/2004                                                                17376.90                            18134.50
3/31/2004                                                                17450.50                            18214.30
4/30/2004                                                                17157.80                            17890.10
5/31/2004                                                                17109.80                            17850.70
6/30/2004                                                                17220.00                            18007.80
7/31/2004                                                                17376.90                            18169.90
8/31/2004                                                                17627.60                            18449.70
9/30/2004                                                                17665.40                            18477.30
10/31/2004                                                               17796.80                            18627.00
11/30/2004                                                               17714.50                            18580.40
12/31/2004                                                               17822.90                            18710.50
1/31/2005                                                                17920.70                            18809.70
2/28/2005                                                                17828.40                            18723.20
3/31/2005                                                                17793.60                            18687.60
4/30/2005                                                                17992.30                            18895.00
5/31/2005                                                                18115.60                            19044.30
6/30/2005                                                                18182.40                            19112.80

    --- MORTGAGE SECURITIES FUND IA    --- LEHMAN BROTHERS MORTGAGE-
        $10,000 starting value             BACKED SECURITIES INDEX
        $18,182 ending value               $10,000 starting value
                                           $19,113 ending value

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                       YTD*   1 YEAR   5 YEAR   10 YEAR
------------------------------------------------------------
Mortgage Securities
  IA                   2.02%  5.59%    6.15%     6.16%
------------------------------------------------------------
Mortgage Securities
  IB(3)                1.89%  5.33%    5.91%     5.90%
------------------------------------------------------------
Lehman Brothers
  Mortgage-Backed
  Securities Index     2.15%  6.14%    6.82%     6.69%
------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

CHRISTOPHER HANLON, CFA
Senior Vice President

RUSSELL M. REGENAUER
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Mortgage Securities HLS Fund, Class IA returned 2.02% for the six-month period ended June 30, 2005. The Fund outperformed the Lipper U.S. Mortgage Variable Annuity-Underlying Funds Average, which returned 1.80% over the same period. The Fund underperformed the Lehman Brothers Mortgage-Backed Securities Index, which returned 2.15% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

In the first quarter of 2005, the markets showed concern that the economy may be losing some of the momentum that the economy had developed in 2004. In particular, there was apprehension that inflation fueled by historically high oil prices and rising commodity costs could slow the growth of the recovering economy. As part of its plan to restrain inflation, the U.S. Federal Reserve (the "Fed") raised its target Federal Funds rate twice during the first quarter. Rates on mortgage securities also rose, with the exception of the long end of the yield curve. Consequently, the upward movement of the shorter maturity issues caused the yield curve to flatten. While the housing market remained strong, both the equity and fixed income markets retreated in the first quarter of 2005. The S&P 500 Index, a common benchmark for the domestic equity market, declined 2.15% in the first quarter. Similarly, the Lehman Aggregate Bond Index, which represents domestic investment grade bonds, lost 0.48% in the same period. The Fund and its benchmark, the Lehman Brother MBS Index, declined only slightly over the quarter, indicating that demand for mortgage securities was relatively high when compared to other fixed income sectors.

Interest rates, with the exception of the shortest maturities, generally decreased over the second quarter and the yield curve continued to flatten. Economic growth in the U.S. remained solid, although growth overseas moderated. The Fed continued to believe "the expansion remains firm" and continued to tighten at a "measured pace", 25 basis points at both the May and June Fed meetings. Although inflation remained subdued, labor markets firmed and energy prices remained at record high levels. Demand from overseas investors helped to drive down the level of Treasury rates and improve the performance of spread sectors. Agency, mortgage-backed securities (MBS) and structured securities all had positive returns for the quarter and provided excess returns relative to Treasuries. Although the MBS sector lagged the credit sector for the second quarter, both the Fund and benchmark provided positive performance for the quarter and the six-month period.

In the first quarter, the overweight to premium and 30-year mortgage-backed securities and the underweight to 15-year maturities contributed positively to relative performance. Allocations to premium asset-backed securities (home equity loans) and

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

commercial mortgage-backed securities (CMBS) also enhanced performance. The allocation to collateralized mortgage obligations (CMO's) detracted slightly from performance. Overall, the Fund's shorter duration and yield curve positioning had the greatest impact on the Fund, enhancing performance.

Despite solid economic growth and rising inflation, Treasury rates generally declined in the second quarter. Thus, the Fund's lower-than-index duration detracted from performance as rates decreased steadily during April and May. In contrast, the Fund's positioning for a flatter yield curve was a positive factor that added to excess return. At the sector level, allocations away from MBS and into other structured product such as CMBS and ABS added to performance as less callable securities outperformed. The Fund continued to benefit from its overweight to 30-year collateral (securities backed by a pool of assets) relative to 15-year collateral due to the ability to take advantage of a strong roll market. Also benefiting the Fund was an underweight to Government National Mortgage Association (GNMA) (U.S. Treasuries and Federal Agencies) collateral. The underweight to discount collateral, particularly 30 year 5.0% collateral, hurt performance as domestic bank demand and foreign central bank buying caused this collateral to richen. The Fund's selection of agency CMOs added to performance, as the Fund's structured product holdings outperformed generic pass-throughs securities. Security selection in ABS and CMBS benefited the Fund, particularly AAA CMBS and home-equity ABS securities.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We expect the economy to continue to improve in response to a continued easy monetary policy environment. Recent comments from the Fed indicate increased concern over inflationary pressures, and the Fed still appears committed to a measured pace of tightening. Rates should drift higher and the curve should continue to flatten longer term. MBS securities are reasonably attractive due to strong carry (higher relative yields) and should continue to do well in a gradually rising rate environment. The Fund will also maintain its allocations to ABS and CMBS, which should outperform MBS during large changes in interest rates. The Fund's duration will be flat-to-short the duration of the Lehman Mortgage-Backed Securities Index and will favor securities that perform well in an unchanged to rising interest rate environment, such as current coupon and premium mortgage pass-throughs

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                     19.4%
-------------------------------------------------------------------
Federal National Mortgage Association                      45.4
-------------------------------------------------------------------
Financial Services                                         18.7
-------------------------------------------------------------------
Government National Mortgage Association                   12.2
-------------------------------------------------------------------
Repurchase Agreement                                       15.0
-------------------------------------------------------------------
U.S. Inflation -- Indexed Securities                        1.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (12.3)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of June 30, 2005

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                        16.6%
-------------------------------------------------------------------
Interest Only                                               2.1
-------------------------------------------------------------------
Short-Term Securities                                      15.0
-------------------------------------------------------------------
U.S. Government Agencies                                   77.0
-------------------------------------------------------------------
U.S. Government Securities                                  1.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (12.3)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY MOODYS RATING
as of June 30, 2005

                                                      PERCENTAGE OF
MOODYS RATING                                          NET ASSETS
-------------------------------------------------------------------
Aaa                                                        84.2%
-------------------------------------------------------------------
Aa                                                          3.5
-------------------------------------------------------------------
A                                                           1.1
-------------------------------------------------------------------
Baa                                                         0.4
-------------------------------------------------------------------
N/R                                                        23.1
-------------------------------------------------------------------
Other Assets and Liabilities                              (12.3)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Small Company HLS Fund inception 8/9/1996
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 8/9/96 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                   SMALL COMPANY FUND IA            RUSSELL 2000 GROWTH INDEX
                                                                   ---------------------            -------------------------
8/9/1996                                                                  10000.00                           10000.00
8/31/1996                                                                 10235.10                           10231.00
9/30/1996                                                                 10824.20                           10757.80
10/31/1996                                                                10488.80                           10293.80
11/29/1996                                                                10748.00                           10580.00
12/31/1996                                                                10715.30                           10786.30
1/31/1997                                                                 10746.20                           11055.70
2/28/1997                                                                 10551.30                           10388.10
3/31/1997                                                                  9994.70                            9655.01
4/30/1997                                                                 10087.90                            9543.31
5/30/1997                                                                 11180.00                           10977.70
6/30/1997                                                                 11836.70                           11350.00
7/31/1997                                                                 12343.60                           11931.50
8/31/1997                                                                 12617.90                           12289.50
9/30/1997                                                                 13849.30                           13270.30
10/31/1997                                                                13000.10                           12473.20
11/28/1997                                                                12775.50                           12175.80
12/31/1997                                                                12684.30                           12182.60
1/31/1998                                                                 12278.40                           12020.10
2/27/1998                                                                 13679.40                           13081.30
3/31/1998                                                                 14251.90                           13630.10
4/30/1998                                                                 14392.90                           13713.70
5/31/1998                                                                 13643.60                           12717.30
6/30/1998                                                                 13811.70                           12847.30
7/31/1998                                                                 13319.90                           11774.40
8/31/1998                                                                 10141.10                            9056.43
9/30/1998                                                                 11088.90                            9974.65
10/31/1998                                                                11903.50                           10494.90
11/30/1998                                                                12687.00                           11309.00
12/31/1998                                                                14158.20                           12332.40
1/31/1999                                                                 14854.70                           12887.10
2/28/1999                                                                 13262.00                           11708.20
3/31/1999                                                                 14418.20                           12125.30
4/30/1999                                                                 15618.50                           13196.00
5/31/1999                                                                 15938.90                           13216.90
6/30/1999                                                                 17278.00                           13913.20
7/31/1999                                                                 17251.90                           13482.90
8/31/1999                                                                 16888.40                           12978.70
9/30/1999                                                                 17272.60                           13229.00
10/31/1999                                                                17854.90                           13567.90
11/30/1999                                                                19799.20                           15002.50
12/31/1999                                                                23478.60                           17646.70
1/31/2000                                                                 22717.80                           17482.50
2/29/2000                                                                 26757.50                           21550.00
3/31/2000                                                                 26280.30                           19284.80
4/30/2000                                                                 23954.20                           17337.70
5/31/2000                                                                 21281.80                           15819.50
6/30/2000                                                                 24331.90                           17863.10
7/31/2000                                                                 22310.80                           16332.20
8/31/2000                                                                 24100.90                           18050.20
9/30/2000                                                                 23056.70                           17153.40
10/31/2000                                                                21644.60                           15761.00
11/30/2000                                                                18988.50                           12899.40
12/31/2000                                                                20398.10                           13688.70
1/31/2001                                                                 19544.70                           14796.60
2/28/2001                                                                 17404.20                           12768.40
3/31/2001                                                                 15918.90                           11607.50
4/30/2001                                                                 18101.10                           13028.50
5/31/2001                                                                 17880.20                           13330.30
6/30/2001                                                                 18167.60                           13693.80
7/31/2001                                                                 17203.30                           12525.60
8/31/2001                                                                 16487.10                           11743.40
9/30/2001                                                                 13882.00                            9848.53
10/31/2001                                                                15018.60                           10796.00
11/30/2001                                                                16466.30                           11697.20
12/31/2001                                                                17355.10                           12425.40
1/31/2002                                                                 17077.70                           11983.40
2/28/2002                                                                 16291.10                           11207.80
3/31/2002                                                                 17511.80                           12182.00
4/30/2002                                                                 17082.20                           11918.40
5/31/2002                                                                 16417.50                           11221.50
6/30/2002                                                                 15303.10                           10270.00
7/31/2002                                                                 12822.10                            8691.46
8/31/2002                                                                 12568.30                            8687.11
9/30/2002                                                                 12055.10                            8059.90
10/31/2002                                                                12493.70                            8467.73
11/30/2002                                                                13268.40                            9306.89
12/31/2002                                                                12108.80                            8664.71
1/31/2003                                                                 11795.30                            8429.03
2/28/2003                                                                 11580.60                            8203.97
3/31/2003                                                                 11985.50                            8328.17
4/30/2003                                                                 13250.80                            9116.02
5/31/2003                                                                 14711.70                           10143.30
6/30/2003                                                                 15179.00                           10338.80
7/31/2003                                                                 16254.60                           11120.40
8/31/2003                                                                 17061.30                           11717.70
9/30/2003                                                                 16466.10                           11421.00
10/31/2003                                                                18004.30                           12407.80
11/30/2003                                                                18516.70                           12812.40
12/31/2003                                                                18873.90                           12869.60
1/31/2004                                                                 19649.00                           13545.70
2/29/2004                                                                 19685.40                           13524.80
3/31/2004                                                                 20075.60                           13588.00
4/30/2004                                                                 19042.20                           12905.90
5/31/2004                                                                 19393.70                           13162.60
6/30/2004                                                                 19830.80                           13600.60
7/31/2004                                                                 18201.70                           12379.80
8/31/2004                                                                 17443.10                           12113.30
9/30/2004                                                                 18800.30                           12783.10
10/31/2004                                                                19157.40                           13093.70
11/30/2004                                                                20271.40                           14200.50
12/31/2004                                                                21172.90                           14710.80
1/31/2005                                                                 19991.30                           14048.10
2/28/2005                                                                 20687.40                           14240.90
3/31/2005                                                                 20419.20                           13706.80
4/30/2005                                                                 19524.20                           12834.40
5/31/2005                                                                 20874.10                           13739.30
6/30/2005                                                                 22057.50                           14183.50

    --- SMALL COMPANY FUND IA    --- RUSSELL 2000 GROWTH INDEX
        $10,000 starting value       $10,000 starting value
        $22,057 ending value         $14,184 ending value

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/95)

                                                     SINCE
                         YTD*    1 YEAR   5 YEAR   INCEPTION
-----------------------------------------------------------------
Small Company IA         4.18%   11.23%   -1.94%     9.30%
-----------------------------------------------------------------
Small Company IB(3)      4.05%   10.95%   -2.17%     9.06%
-----------------------------------------------------------------
Russell 2000 Growth
  Index                  -3.58%   4.29%   -4.51%     4.00%**
-----------------------------------------------------------------

  * Year to date returns ("YTD") are not annualized.

 ** Return is from 7/31/96.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

STEVEN C. ANGELI, CFA
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Small Company HLS Fund, Class IA returned 4.18% for the six-month period ended June 30, 2005. The Fund's return outperformed the -3.58% return of the Russell 2000 Growth Index and the -0.22% return of the Lipper Small Cap Growth Variable Annuity-Underlying Funds peer group average.

WHY DID THE FUND PERFORM THIS WAY?

During the six-month period, small cap stocks trailed their large-cap counterparts as measured by the Russell 2000 Index, which declined 1.25%, and the Russell 1000 Index, which gained 0.11%. Within the universe of small-cap growth stocks, Energy, Consumer Staples and Utilities were the best performing sectors, while Information Technology, Materials and Financials were the worst performing sectors.

Superior stock selection within several sectors resulted in the Fund's outperformance during the six-month period. Consumer Discretionary, Telecommunication Services, Financials, Energy and Information Technology were areas of particular strength relative to the benchmark. On an absolute basis, Men's Wearhouse, Inc. (Consumer Non-Durables) was the leading contributor to the Fund's return, benefiting from better-than-expected same store sales. Also within Consumer Discretionary, our sizable exposure to the video game industry contributed significantly to returns. Gamestop Corp. (Retail) agreed to acquire its main competitor, Electronics Boutique Holdings Corp. (Retail). We held both stocks, which continued to perform well after the announcement as investors recognized the merger benefits. Within the Telecommunication Services sector, our position in Crown Castle International Corp. (Communications) led the group of tower operators owned in the Fund. In the strong performing Energy sector, the Fund benefited from the advance of ERG S.p.A (Energy & Services) and Arch Coal, Inc. (Energy & Services).

While the Fund's sector allocations are a fallout of our rigorous fundamental analysis, sector positioning relative to the benchmark created a positive impact during the period. We benefited from overweight positions in Consumer Discretionary and Energy and an underweight position in Information Technology.

Stocks that detracted from the Fund's performance during the period were primarily within the Information Technology, Industrials and Materials sectors. Graftech International Ltd. (Electronics) and Navigant Consulting, Inc. (Business Services) were the leading detractors from performance on an absolute basis. We eliminated Graftech International Ltd., from the Fund as of the end of the period and continued to hold Navigant Consulting, Inc. Within Information Technology, Polycom, Inc. (Communications) reported weak results and was eliminated after showing signs of slowing demand and increasing competition.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS THE OUTLOOK FOR THE REMAINDER OF 2005?

Thus far, the economy has successfully weathered the storm of U.S. Federal Reserve (the "Fed") tightening and various inflationary pressures. Now that the Fed-induced slowdown has passed, we are cautiously optimistic about global GDP growth for the next 12 months. We foresee modest economic expansion, but plenty of attractive investment opportunities in small, growing companies. Since our competitive advantage lies in stock selection as opposed to macro forecasts, we are focused on small companies that deliver high, sustainable growth in almost any economic environment.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.1%
-------------------------------------------------------------------
Banks                                                       2.4
-------------------------------------------------------------------
Business Services                                           5.0
-------------------------------------------------------------------
Chemicals                                                   0.6
-------------------------------------------------------------------
Communications                                              4.6
-------------------------------------------------------------------
Computers & Office Equipment                                1.9
-------------------------------------------------------------------
Construction                                                3.2
-------------------------------------------------------------------
Consumer Durables                                           1.9
-------------------------------------------------------------------
Consumer Non-Durables                                       2.9
-------------------------------------------------------------------
Drugs                                                       7.3
-------------------------------------------------------------------
Education                                                   1.0
-------------------------------------------------------------------
Electrical Equipment                                        1.8
-------------------------------------------------------------------
Electronics                                                 5.0
-------------------------------------------------------------------
Energy & Services                                           7.1
-------------------------------------------------------------------
Exchange Traded Funds                                       1.2
-------------------------------------------------------------------
Financial Services                                          3.3
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.7
-------------------------------------------------------------------
Health Services                                             2.0
-------------------------------------------------------------------
Hotels & Gaming                                             1.7
-------------------------------------------------------------------
Insurance                                                   2.5
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               16.1
-------------------------------------------------------------------
Machinery                                                   0.8
-------------------------------------------------------------------
Media & Entertainment                                       2.5
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.0
-------------------------------------------------------------------
Metals, Minerals & Mining                                   0.5
-------------------------------------------------------------------
Real Estate                                                 3.1
-------------------------------------------------------------------
Repurchase Agreement                                        3.1
-------------------------------------------------------------------
Research & Testing Facilities                               4.6
-------------------------------------------------------------------
Retail                                                     13.9
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.6
-------------------------------------------------------------------
Software & Services                                        10.4
-------------------------------------------------------------------
Transportation                                              1.7
-------------------------------------------------------------------
Utilities                                                   0.7
-------------------------------------------------------------------
Other Assets and Liabilities                              (17.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford SmallCap Growth HLS Fund inception 5/2/1994
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                  SMALLCAP GROWTH FUND IA           RUSSELL 2000 GROWTH INDEX
                                                                  -----------------------           -------------------------
6/30/1995                                                                 10000.00                           10000.00
7/31/1995                                                                 10910.30                           10779.40
8/31/1995                                                                 10963.30                           10912.40
9/30/1995                                                                 11402.30                           11137.20
10/31/1995                                                                11052.80                           10589.40
11/30/1995                                                                11350.80                           11056.80
12/31/1995                                                                11225.90                           11301.80
1/31/1996                                                                 11086.40                           11208.20
2/29/1996                                                                 11718.00                           11719.30
3/31/1996                                                                 12057.10                           11951.00
4/30/1996                                                                 13099.70                           12868.50
5/31/1996                                                                 13727.80                           13528.40
6/28/1996                                                                 12968.50                           12649.40
7/31/1996                                                                 11795.90                           11105.20
8/31/1996                                                                 12667.00                           11927.30
9/30/1996                                                                 13567.00                           12541.50
10/31/1996                                                                12542.60                           12000.50
11/29/1996                                                                12526.10                           12334.20
12/31/1996                                                                12084.00                           12574.70
1/31/1997                                                                 11950.50                           12888.80
2/28/1997                                                                 10599.30                           12110.30
3/31/1997                                                                  9771.23                           11255.80
4/30/1997                                                                  9487.49                           11125.60
5/30/1997                                                                 11090.50                           12797.80
6/30/1997                                                                 11416.30                           13231.70
7/31/1997                                                                 12042.60                           13909.70
8/31/1997                                                                 11761.30                           14327.10
9/30/1997                                                                 12542.30                           15470.40
10/31/1997                                                                11995.60                           14541.20
11/28/1997                                                                11970.20                           14194.50
12/31/1997                                                                12256.20                           14202.50
1/31/1998                                                                 12014.20                           14013.00
2/27/1998                                                                 13315.00                           15250.20
3/31/1998                                                                 14172.00                           15889.90
4/30/1998                                                                 14136.40                           15987.30
5/31/1998                                                                 13405.10                           14825.80
6/30/1998                                                                 13931.40                           14977.30
7/31/1998                                                                 12904.90                           13726.60
8/31/1998                                                                 10245.70                           10557.90
9/30/1998                                                                 10887.70                           11628.40
10/31/1998                                                                11638.40                           12234.90
11/30/1998                                                                13075.30                           13184.00
12/31/1998                                                                14850.80                           14377.10
1/31/1999                                                                 15929.60                           15023.80
2/28/1999                                                                 13936.70                           13649.50
3/31/1999                                                                 15003.30                           14135.60
4/30/1999                                                                 15567.10                           15383.90
5/31/1999                                                                 15712.00                           15408.30
6/30/1999                                                                 17792.00                           16220.00
7/31/1999                                                                 18119.10                           15718.40
8/31/1999                                                                 18527.70                           15130.50
9/30/1999                                                                 19334.80                           15422.40
10/31/1999                                                                22098.00                           15817.40
11/30/1999                                                                24757.00                           17489.90
12/31/1999                                                                31076.00                           20572.50
1/31/2000                                                                 31553.00                           20381.10
2/29/2000                                                                 43647.90                           25123.00
3/31/2000                                                                 39393.00                           22482.20
4/30/2000                                                                 32983.10                           20212.30
5/31/2000                                                                 28292.10                           18442.40
6/30/2000                                                                 34816.10                           20824.80
7/31/2000                                                                 32251.90                           19040.10
8/31/2000                                                                 38606.80                           21042.90
9/30/2000                                                                 36421.30                           19997.50
10/31/2000                                                                33120.40                           18374.20
11/30/2000                                                                23846.40                           15038.00
12/31/2000                                                                26389.90                           15958.20
1/31/2001                                                                 26803.60                           17249.90
2/28/2001                                                                 21969.40                           14885.40
3/31/2001                                                                 19761.30                           13532.00
4/30/2001                                                                 21682.30                           15188.70
5/31/2001                                                                 21681.30                           15540.50
6/30/2001                                                                 22511.50                           15964.30
7/31/2001                                                                 20895.30                           14602.40
8/31/2001                                                                 19541.70                           13690.40
9/30/2001                                                                 15944.80                           11481.40
10/31/2001                                                                17560.70                           12586.00
11/30/2001                                                                19534.20                           13636.60
12/31/2001                                                                21065.50                           14485.60
1/31/2002                                                                 20395.90                           13970.20
2/28/2002                                                                 19271.60                           13066.00
3/31/2002                                                                 21263.10                           14201.70
4/30/2002                                                                 20370.30                           13894.50
5/31/2002                                                                 18945.00                           13082.00
6/30/2002                                                                 17183.80                           11972.70
7/31/2002                                                                 14860.10                           10132.50
8/31/2002                                                                 14821.80                           10127.40
9/30/2002                                                                 13597.40                            9396.22
10/31/2002                                                                14661.30                            9871.67
11/30/2002                                                                16261.90                           10850.00
12/31/2002                                                                14991.30                           10101.30
1/31/2003                                                                 14505.70                            9826.55
2/28/2003                                                                 13858.90                            9564.18
3/31/2003                                                                 14039.10                            9708.97
4/30/2003                                                                 15338.80                           10627.80
5/31/2003                                                                 17137.20                           11825.50
6/30/2003                                                                 17585.10                           12053.40
7/31/2003                                                                 18783.30                           12964.60
8/31/2003                                                                 20081.80                           13660.90
9/30/2003                                                                 20099.40                           13315.10
10/31/2003                                                                21621.00                           14465.50
11/30/2003                                                                22175.10                           14937.20
12/31/2003                                                                22496.00                           15004.00
1/31/2004                                                                 23843.80                           15792.20
2/29/2004                                                                 23810.60                           15767.70
3/31/2004                                                                 23627.40                           15841.40
4/30/2004                                                                 22585.90                           15046.20
5/31/2004                                                                 22837.10                           15345.50
6/30/2004                                                                 23603.20                           15856.10
7/31/2004                                                                 21711.30                           14432.90
8/31/2004                                                                 21409.00                           14122.20
9/30/2004                                                                 22574.40                           14903.00
10/31/2004                                                                23299.60                           15265.20
11/30/2004                                                                24910.60                           16555.50
12/31/2004                                                                25967.10                           17150.50
1/31/2005                                                                 24822.90                           16377.90
2/28/2005                                                                 25523.30                           16602.60
3/31/2005                                                                 25215.00                           15979.90
4/30/2005                                                                 24078.20                           14962.90
5/31/2005                                                                 25851.70                           16017.90
6/30/2005                                                                 26619.90                           16535.80

    --- SMALLCAP GROWTH FUND IA    --- RUSSELL 2000 GROWTH INDEX
        $10,000 starting value         $10,000 starting value
        $26,620 ending value           $16,536 ending value

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS (as of 6/30/05)

                          YTD*    1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
SmallCap Growth IA        2.51%   12.78%   -5.23%    10.29%
----------------------------------------------------------------
SmallCap Growth IB(2)     2.42%   12.53%   -5.45%    10.02%
----------------------------------------------------------------
Russell 2000 Growth
  Index                   -3.58%   4.29%   -4.51%     5.16%
----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

DAVID J. ELLIOTT, CFA
Vice President

DORIS T. DWYER
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford SmallCap Growth HLS Fund, Class IA returned 2.51 % for the six-month period ended June 30, 2005. The Fund's performance exceeded the -3.58% decline of the Russell 2000 Growth Index and the -0.22% decline of the Lipper Small Cap Growth Variable Annuity-Underlying Funds Average.

WHY DID THE FUND PERFORM THIS WAY?

During the six-month period, small-cap stocks trailed their large-cap counterparts as measured by the Russell 2000 Index, which declined 1.25% and the Russell 1000 Index, which gained 0.11%. Within the universe of small-cap growth stocks, Energy was, by far, the best performing sector. Consumer Staples and Utilities were also strong sectors, while Information Technology, Materials and Financials posted the greatest declines. In this environment, the leading contributor to the Fund's performance was Frontier Oil Corp. (Energy & Services).

The Fund's positive benchmark-relative performance was the result of superior stock selection within some of the weakest performing areas of the small cap growth market -- Information Technology, Industrials and Health Care. A leading contributor to performance was United Defense Industries, Inc. (Transportation), which was purchased by British defense contractor BAE Systems. The buyout (all cash offer) was at more than a 40% premium to the prior night's close. Within Information Technology, THQ, Inc. (Software & Services) and Komag, Inc. (Computers & Office Equipment) advanced. Within Health Care, KOS Pharmaceuticals, Inc. (Drugs) as well as TriZetto Group (Software & Services) and Per-Se Technologies, Inc. (Business Services), both Health Care Equipment & Services firms, were among the top contributors to performance.

Performance relative to the benchmark was negatively impacted by stock selection in the Materials sector, which was a small percentage of the Fund's assets. The greatest detractors from performance on an absolute basis during the period were R&G Financial Corp. (Banks), which declined following a shareholder lawsuit, and NPS Pharmaceuticals, Inc. (Drugs), which was negatively impacted by lower than expected earnings. We sold R&G Financial Corp. (Banks) as of the end of the period and continued to hold NPS Pharmaceuticals, Inc. (Drugs).

WHAT IS THE OUTLOOK FOR THE REMAINDER OF 2005?

While the rate of economic growth has slowed, it remains positive and investors have taken comfort in the low level of interest rates and steady corporate profits. A combination of slowing economic growth and high bottom-up expectations for profit growth in the second half of 2005 will be accompanied by decelerating employment gains, moderating consumption and a weaker manufacturing environment. The threat of inflation appears to be waning, although the Federal Reserve maintains its measured

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

approach to raising rates. A more balanced picture of slowing growth and stable inflation will hopefully allow the Federal Reserve Bank to go on hold soon.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         1.4%
-------------------------------------------------------------------
Apparel & Textile                                           2.4
-------------------------------------------------------------------
Banks                                                       4.0
-------------------------------------------------------------------
Business Services                                           5.6
-------------------------------------------------------------------
Chemicals                                                   0.1
-------------------------------------------------------------------
Communications                                              4.1
-------------------------------------------------------------------
Computers & Office Equipment                                0.7
-------------------------------------------------------------------
Construction                                                1.8
-------------------------------------------------------------------
Consumer Durables                                           2.2
-------------------------------------------------------------------
Consumer Non-Durables                                       2.7
-------------------------------------------------------------------
Consumer Services                                           0.1
-------------------------------------------------------------------
Drugs                                                       8.1
-------------------------------------------------------------------
Education                                                   1.1
-------------------------------------------------------------------
Electrical Equipment                                        0.3
-------------------------------------------------------------------
Electronics                                                 7.0
-------------------------------------------------------------------
Energy & Services                                           5.8
-------------------------------------------------------------------
Exchange Traded Funds                                       0.5
-------------------------------------------------------------------
Financial Services                                          1.5
-------------------------------------------------------------------
Forest & Paper Products                                     1.0
-------------------------------------------------------------------
Health Services                                             2.6
-------------------------------------------------------------------
Hotels & Gaming                                             0.8
-------------------------------------------------------------------
Insurance                                                   3.8
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               28.7
-------------------------------------------------------------------
Machinery                                                   2.7
-------------------------------------------------------------------
Media & Entertainment                                       2.9
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.3
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.2
-------------------------------------------------------------------
Real Estate Investment Trust                                0.3
-------------------------------------------------------------------
Repurchase Agreement                                        2.1
-------------------------------------------------------------------
Repurchase Agreements held as Collateral on Loaned
  Securities                                                0.5
-------------------------------------------------------------------
Research & Testing Facilities                               4.6
-------------------------------------------------------------------
Retail                                                      2.8
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.8
-------------------------------------------------------------------
Software & Services                                        15.8
-------------------------------------------------------------------
Transportation                                              4.3
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.1
-------------------------------------------------------------------
Utilities                                                   0.8
-------------------------------------------------------------------
Other Assets and Liabilities                              (29.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Stock HLS Fund inception 8/31/1977
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                       STOCK FUND IA                      S&P 500 INDEX
                                                                       -------------                      -------------
6/30/1995                                                                 10000.00                           10000.00
7/31/1995                                                                 10334.60                           10331.00
8/31/1995                                                                 10372.50                           10355.80
9/30/1995                                                                 10834.30                           10792.80
10/31/1995                                                                10627.10                           10752.90
11/30/1995                                                                11197.60                           11226.00
12/31/1995                                                                11337.60                           11442.70
1/31/1996                                                                 11680.70                           11831.70
2/29/1996                                                                 11874.70                           11941.80
3/31/1996                                                                 12025.20                           12056.40
4/30/1996                                                                 12223.30                           12233.60
5/31/1996                                                                 12582.10                           12548.00
6/28/1996                                                                 12678.60                           12595.70
7/31/1996                                                                 12248.20                           12039.00
8/31/1996                                                                 12426.20                           12293.00
9/30/1996                                                                 13117.30                           12983.90
10/31/1996                                                                13397.70                           13342.20
11/29/1996                                                                14436.60                           14349.60
12/31/1996                                                                14100.30                           14065.40
1/31/1997                                                                 14987.50                           14943.10
2/28/1997                                                                 15061.80                           15061.20
3/31/1997                                                                 14546.00                           14443.70
4/30/1997                                                                 15389.80                           15304.50
5/30/1997                                                                 16313.80                           16235.00
6/30/1997                                                                 17210.40                           16962.30
7/31/1997                                                                 18459.40                           18310.80
8/31/1997                                                                 17287.10                           17285.40
9/30/1997                                                                 18200.20                           18231.00
10/31/1997                                                                17606.60                           17622.00
11/28/1997                                                                18370.80                           18437.90
12/31/1997                                                                18524.50                           18755.10
1/31/1998                                                                 18755.70                           18961.40
2/27/1998                                                                 20178.60                           20328.50
3/31/1998                                                                 21308.30                           21369.30
4/30/1998                                                                 21781.60                           21585.20
5/31/1998                                                                 21409.00                           21213.90
6/30/1998                                                                 22480.90                           22075.20
7/31/1998                                                                 22694.10                           21840.70
8/31/1998                                                                 19372.00                           18682.70
9/30/1998                                                                 20237.60                           19880.30
10/31/1998                                                                22062.50                           21495.90
11/30/1998                                                                23422.00                           22798.20
12/31/1998                                                                24725.20                           24112.00
1/31/1999                                                                 25483.90                           25120.30
2/28/1999                                                                 24912.30                           24339.60
3/31/1999                                                                 26039.30                           25313.20
4/30/1999                                                                 27120.60                           26293.40
5/31/1999                                                                 26276.20                           25673.40
6/30/1999                                                                 27953.50                           27098.20
7/31/1999                                                                 27155.60                           26252.10
8/31/1999                                                                 26825.70                           26121.40
9/30/1999                                                                 26149.40                           25405.20
10/31/1999                                                                27574.60                           27012.20
11/30/1999                                                                27971.40                           27561.40
12/31/1999                                                                29616.60                           29184.70
1/31/2000                                                                 28011.90                           27718.60
2/29/2000                                                                 27566.20                           27194.40
3/31/2000                                                                 30414.80                           29853.10
4/30/2000                                                                 29513.10                           28955.00
5/31/2000                                                                 28981.90                           28360.90
6/30/2000                                                                 29330.40                           29060.20
7/31/2000                                                                 28757.60                           28606.20
8/31/2000                                                                 30178.10                           30382.10
9/30/2000                                                                 28827.50                           28778.40
10/31/2000                                                                28993.00                           28656.40
11/30/2000                                                                27239.30                           26398.80
12/31/2000                                                                27530.40                           26528.30
1/31/2001                                                                 28266.20                           27468.90
2/28/2001                                                                 26286.10                           24965.80
3/31/2001                                                                 24486.80                           23385.10
4/30/2001                                                                 26289.60                           25199.70
5/31/2001                                                                 26508.40                           25368.60
6/30/2001                                                                 25371.20                           24752.10
7/31/2001                                                                 25081.60                           24508.30
8/31/2001                                                                 23347.00                           22975.70
9/30/2001                                                                 21721.10                           21121.10
10/31/2001                                                                22249.50                           21524.50
11/30/2001                                                                23986.10                           23175.40
12/31/2001                                                                24163.10                           23379.30
1/31/2002                                                                 23569.00                           23038.40
2/28/2002                                                                 23232.30                           22594.00
3/31/2002                                                                 24077.20                           23443.80
4/30/2002                                                                 22006.40                           22023.10
5/31/2002                                                                 21693.70                           21861.40
6/30/2002                                                                 20162.00                           20304.90
7/31/2002                                                                 18912.80                           18723.10
8/31/2002                                                                 18755.80                           18844.80
9/30/2002                                                                 16674.10                           16798.30
10/31/2002                                                                18187.20                           18274.80
11/30/2002                                                                19559.20                           19349.40
12/31/2002                                                                18304.30                           18213.60
1/31/2003                                                                 17826.40                           17738.20
2/28/2003                                                                 17474.80                           17472.20
3/31/2003                                                                 17547.60                           17641.30
4/30/2003                                                                 18891.80                           19093.20
5/31/2003                                                                 19819.30                           20098.20
6/30/2003                                                                 20115.00                           20354.90
7/31/2003                                                                 20622.20                           20714.00
8/31/2003                                                                 20893.80                           21117.20
9/30/2003                                                                 20558.40                           20893.60
10/31/2003                                                                21648.10                           22074.10
11/30/2003                                                                21850.30                           22268.10
12/31/2003                                                                23149.90                           23435.10
1/31/2004                                                                 23272.00                           23865.10
2/29/2004                                                                 23447.30                           24196.70
3/31/2004                                                                 23042.30                           23831.70
4/30/2004                                                                 22739.10                           23458.10
5/31/2004                                                                 23039.80                           23779.40
6/30/2004                                                                 23547.00                           24241.70
7/31/2004                                                                 22705.50                           23439.40
8/31/2004                                                                 22724.50                           23533.30
9/30/2004                                                                 22650.20                           23788.30
10/31/2004                                                                22619.80                           24151.70
11/30/2004                                                                23343.40                           25128.60
12/31/2004                                                                24115.10                           25983.40
1/31/2005                                                                 23690.90                           25350.10
2/28/2005                                                                 24192.80                           25883.30
3/31/2005                                                                 23503.40                           25425.40
4/30/2005                                                                 23288.10                           24943.40
5/31/2005                                                                 24088.10                           25736.40
6/30/2005                                                                 24041.30                           25774.00

    --- STOCK FUND IA              --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $24,041 ending value           $25,774 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                          YTD*    1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
Stock IA                  -0.31%   2.10%   -3.90%    9.17%
----------------------------------------------------------------
Stock IB(3)               -0.43%   1.84%   -4.11%    8.93%
----------------------------------------------------------------
S&P 500 Index             -0.81%   6.32%   -2.37%    9.93%
----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

STEVEN T. IRONS, CFA
Senior Vice President, Partner

SAUL J. PANNELL, CFA
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Stock HLS Fund, Class IA returned -0.31% for the six-month period ended June 30, 2005, ahead of the average return of -0.76% by its Lipper Large Cap Core Variable Annuity-Underlying Funds Average, and the -0.81% return of its benchmark, the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The Fund outperformed the S&P 500 Index due to positive relative stock selection and sector weightings. Relative stock selection was best in Information Technology and Industrials. The Fund's overweight in Energy was a positive driver of performance as two of the largest contributors to Fund performance were in the sector. ExxonMobil (Energy & Services) benefited from rising crude oil prices and Schlumberger (Energy & Services), a major oil service provider, benefited from increased spending by oil companies to find oil. The top absolute contributor for the period was credit card provider, MBNA (Banks), whose shares rose after Bank of America (Banks) announced plans to acquire the company.

Offsetting these strong results somewhat was weaker relative stock selection in Financials and Energy. Stocks that detracted from both relative and absolute results included American International Group (AIG) (Insurance), Time Warner (Media & Entertainment), and Alcoa (Metals, Minerals & Mining). AIG, declined after investigations into accounting and business practices, which lead to the resignation of their longtime CEO Hank Greenberg. Time Warner experienced ongoing erosion in its America Online subscriber base and growing concerns about its advertising market. Alcoa shares were down due to energy related cost increases that pressured its profit margins. We continued to own each company at the end of the period. Finally, the Fund maintained a significant underweight in Utilities because we see limited long term growth prospects in the sector. This decision detracted from performance as Utilities was a strong performing sector during the first half of the year.

WHAT IS THE OUTLOOK?

On May 1, 2005, Steven T. Irons and Saul J. Pannell replaced Rand L. Alexander as managers of the Hartford Stock HLS Fund; Mr. Alexander has retired from Wellington Management Company, LLP. Mr. Irons and Mr. Pannell are both experienced investment professionals who have successful track records with The Hartford funds. Mr. Irons has been involved with Hartford Value HLS Fund and Hartford Equity Income HLS Fund investment team and Mr. Pannell has been portfolio manager for the Hartford Capital Appreciation HLS Fund.

Mr. Irons and Mr. Pannell will continue to manage the fund with a large-cap, core approach. They will apply a bottom-up investment process in constructing a diversified portfolio. They will look for companies that exhibit the following qualities: industry leadership, strong balance sheets, strong management, high return on equity, acceleration in growth rates, a globally

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

competitive position, and/or attractive valuation with a catalyst. At the end of June, their bottom-up approach resulted in overweight positions in Information Technology and Health Care and underweight positions in Utilities and Consumer Staples.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      10.2%
-------------------------------------------------------------------
Business Services                                           1.1
-------------------------------------------------------------------
Chemicals                                                   1.2
-------------------------------------------------------------------
Communications                                              5.5
-------------------------------------------------------------------
Computers & Office Equipment                                2.8
-------------------------------------------------------------------
Consumer Non-Durables                                       2.5
-------------------------------------------------------------------
Drugs                                                      12.6
-------------------------------------------------------------------
Electrical Equipment                                        0.3
-------------------------------------------------------------------
Electronics                                                 8.1
-------------------------------------------------------------------
Energy & Services                                           8.2
-------------------------------------------------------------------
Financial Services                                          2.5
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.7
-------------------------------------------------------------------
Hotels & Gaming                                             0.2
-------------------------------------------------------------------
Insurance                                                   5.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                5.3
-------------------------------------------------------------------
Machinery                                                   4.1
-------------------------------------------------------------------
Media & Entertainment                                       3.5
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.4
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.6
-------------------------------------------------------------------
Real Estate Investment Trust                                0.4
-------------------------------------------------------------------
Repurchase Agreement                                        0.1
-------------------------------------------------------------------
Retail                                                      6.1
-------------------------------------------------------------------
Software & Services                                         6.8
-------------------------------------------------------------------
Transportation                                              5.2
-------------------------------------------------------------------
U.S. Government Agencies                                    1.2
-------------------------------------------------------------------
Utilities                                                   0.3
-------------------------------------------------------------------
Other Assets and Liabilities                               (3.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Total Return Bond HLS Fund inception 8/31/1977
(formerly Hartford Bond HLS Fund)
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                               LEHMAN BROTHERS U.S AGGREGATE BOND
                                                               TOTAL RETURN BOND FUND IA                     INDEX
                                                               -------------------------       ----------------------------------
6/30/1995                                                              10000.00                             10000.00
7/31/1995                                                               9941.71                              9978.00
8/31/1995                                                              10064.20                             10098.70
9/30/1995                                                              10159.50                             10196.70
10/31/1995                                                             10313.40                             10329.30
11/30/1995                                                             10476.30                             10484.20
12/31/1995                                                             10640.90                             10631.00
1/31/1996                                                              10695.60                             10701.10
2/29/1996                                                              10483.50                             10514.90
3/31/1996                                                              10412.80                             10441.30
4/30/1996                                                              10324.20                             10382.80
5/31/1996                                                              10320.40                             10362.10
6/28/1996                                                              10448.40                             10500.90
7/31/1996                                                              10470.70                             10529.30
8/31/1996                                                              10452.30                             10511.40
9/30/1996                                                              10635.70                             10694.30
10/31/1996                                                             10871.30                             10931.70
11/29/1996                                                             11102.00                             11118.60
12/31/1996                                                             11016.00                             11015.20
1/31/1997                                                              11062.40                             11049.40
2/28/1997                                                              11111.40                             11077.00
3/31/1997                                                              10995.20                             10954.00
4/30/1997                                                              11139.00                             11118.40
5/30/1997                                                              11262.30                             11224.00
6/30/1997                                                              11424.80                             11357.50
7/31/1997                                                              11811.20                             11664.20
8/31/1997                                                              11688.20                             11565.10
9/30/1997                                                              11872.80                             11736.20
10/31/1997                                                             12024.20                             11906.40
11/28/1997                                                             12100.70                             11961.20
12/31/1997                                                             12266.20                             12082.00
1/31/1998                                                              12434.90                             12236.60
2/27/1998                                                              12424.10                             12226.80
3/31/1998                                                              12484.30                             12268.40
4/30/1998                                                              12538.00                             12332.20
5/31/1998                                                              12670.90                             12449.40
6/30/1998                                                              12791.10                             12555.20
7/31/1998                                                              12786.80                             12581.50
8/31/1998                                                              12900.20                             12786.60
9/30/1998                                                              13241.50                             13085.80
10/31/1998                                                             13100.00                             13016.50
11/30/1998                                                             13232.50                             13090.70
12/31/1998                                                             13265.70                             13129.90
1/31/1999                                                              13369.90                             13223.20
2/28/1999                                                              13029.50                             12991.80
3/31/1999                                                              13108.30                             13063.20
4/30/1999                                                              13176.80                             13105.00
5/31/1999                                                              13001.70                             12989.70
6/30/1999                                                              12925.40                             12948.10
7/31/1999                                                              12897.10                             12893.70
8/31/1999                                                              12873.70                             12887.30
9/30/1999                                                              12999.20                             13036.80
10/31/1999                                                             13049.00                             13085.00
11/30/1999                                                             13057.80                             13083.70
12/31/1999                                                             12998.20                             13020.90
1/31/2000                                                              12973.70                             12977.90
2/29/2000                                                              13130.70                             13135.00
3/31/2000                                                              13332.80                             13308.40
4/30/2000                                                              13310.70                             13269.80
5/31/2000                                                              13318.90                             13263.10
6/30/2000                                                              13624.20                             13539.00
7/31/2000                                                              13710.10                             13662.20
8/31/2000                                                              13883.30                             13860.30
9/30/2000                                                              13971.00                             13947.60
10/31/2000                                                             14007.70                             14039.70
11/30/2000                                                             14218.70                             14269.90
12/31/2000                                                             14556.40                             14535.30
1/31/2001                                                              14894.20                             14772.30
2/28/2001                                                              14977.20                             14900.80
3/31/2001                                                              15016.10                             14975.30
4/30/2001                                                              14989.20                             14912.40
5/31/2001                                                              15076.70                             15001.90
6/30/2001                                                              15058.60                             15058.90
7/31/2001                                                              15416.60                             15396.20
8/31/2001                                                              15610.60                             15573.30
9/30/2001                                                              15649.50                             15753.90
10/31/2001                                                             15930.00                             16083.20
11/30/2001                                                             15869.80                             15861.20
12/31/2001                                                             15819.90                             15759.70
1/31/2002                                                              15879.40                             15887.40
2/28/2002                                                              15946.60                             16041.50
3/31/2002                                                              15723.50                             15775.20
4/30/2002                                                              16049.60                             16081.10
5/31/2002                                                              16221.00                             16217.70
6/30/2002                                                              16217.60                             16357.20
7/31/2002                                                              16252.60                             16555.10
8/31/2002                                                              16566.00                             16834.90
9/30/2002                                                              16710.20                             17107.60
10/31/2002                                                             16792.80                             17028.90
11/30/2002                                                             16981.20                             17023.80
12/31/2002                                                             17415.00                             17376.20
1/31/2003                                                              17562.20                             17391.90
2/28/2003                                                              17839.90                             17631.90
3/31/2003                                                              17863.10                             17618.30
4/30/2003                                                              18094.20                             17763.70
5/31/2003                                                              18509.80                             18094.80
6/30/2003                                                              18500.40                             18058.70
7/31/2003                                                              17950.80                             17451.50
8/31/2003                                                              18092.50                             17567.40
9/30/2003                                                              18573.00                             18032.40
10/31/2003                                                             18452.40                             17864.70
11/30/2003                                                             18537.60                             17907.50
12/31/2003                                                             18781.30                             18089.80
1/31/2004                                                              18947.40                             18235.30
2/29/2004                                                              19102.00                             18432.70
3/31/2004                                                              19214.40                             18570.70
4/30/2004                                                              18761.40                             18087.60
5/31/2004                                                              18694.80                             18015.10
6/30/2004                                                              18786.30                             18116.90
7/31/2004                                                              18947.80                             18296.50
8/31/2004                                                              19277.10                             18645.50
9/30/2004                                                              19359.70                             18696.10
10/31/2004                                                             19552.10                             18852.90
11/30/2004                                                             19478.70                             18702.50
12/31/2004                                                             19649.70                             18874.60
1/31/2005                                                              19749.30                             18993.10
2/28/2005                                                              19689.00                             18881.00
3/31/2005                                                              19574.20                             18784.00
4/30/2005                                                              19831.50                             19038.20
5/31/2005                                                              19996.10                             19244.20
6/30/2005                                                              20142.40                             19349.10

    --- TOTAL RETURN BOND FUND IA      --- LEHMAN BROTHERS U.S. AGGREGATE
        $10,000 starting value             BOND INDEX
        $20,142 ending value               $10,000 starting value
                                           $19,349 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                        YTD*    1 YEAR   5 YEAR   10 YEAR
-------------------------------------------------------------
Total Return Bond IA    2.51%   7.22%    8.13%     7.25%
-------------------------------------------------------------
Total Return Bond
  IB(3)                 2.38%   6.95%    7.89%     7.02%
-------------------------------------------------------------
Lehman Brothers U.S.
  Aggregate Bond Index  2.51%   6.80%    7.40%     6.82%
-------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

NASRI TOUTOUNGI
Managing Director

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Total Return Bond HLS Fund, Class IA returned 2.51% for the six-month period ended June 30, 2005. The fund outperformed the Lipper Intermediate Investment Grade Debt Variable Annuity-Underlying Funds Average, which returned 2.17% and matched the Lehman Brothers U.S. Aggregate Bond Index, which returned 2.51%, over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The economic expansion continued at a strong pace in the first quarter. Consumer spending was strong and business investments increased. Additionally, industrial and manufacturing statistics were generally firm, indicating a favorable business environment. However, in the first quarter the markets showed concern that the economy may be losing some of its momentum. In particular, there was apprehension that inflation fueled by historically high oil prices and rising commodity costs could slow the growth of the recovering economy. As part of its plan to restrain inflation, the U.S. Federal Reserve (the"Fed") raised its target Federal Funds rate twice during the first quarter. Thus, rising short-term rates contributed to the flattening of the yield curve. The first quarter proved to be tough for most markets; within the sectors in which the Fund invests, non-dollar was the top performer, followed by mortgage-backed securities (MBS), Treasury Inflation Protected Securities (TIPS) and corporate bonds. Both the Fund and Lehman Aggregate Index declined slightly in the first quarter.

During the second quarter, the markets were more positive. The S&P 500 and Lehman Aggregate Indices rose 1.17% and 3.01%, respectively. Despite record high energy costs and improving labor markets, investors became confident that the Fed could keep inflation under control. Continuing its "measured pace" of tightening monetary policy, the Fed raised it's target Federal Funds rate two more times in the second quarter. Confidence that inflation would be restrained was demonstrated as interest rates generally declined, resulting in a flatter yield curve. Emerging markets and high yield were the best performing sectors in the Fund's portfolio, followed by U.S. Agencies and CMBS. Investment grade corporate securities underperformed comparable duration U.S. Treasuries as the corporate market was roiled by the downgrades in credit quality to "junk" status of the leading U.S. automakers. Both the Lehman Aggregate Index and the Fund demonstrated gains during the second quarter.

In the first quarter, the Fund was positioned defensively in anticipation of the Fed Funds rate increases and in expectation of continued economic growth that could lead to higher inflation and

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

interest rates. Thus, the Fund's shorter duration and yield curve positioning added to relative performance as the yield curve flattened. The high yield sector experienced its first down quarter in two and a half years and therefore the Fund's high yield exposure negatively impacted performance. By remaining underweight to the automotive sector, in particular Ford and General Motors, the Fund benefited relative to the benchmark.

The Fund remained conservatively positioned for slightly higher rates in the second quarter, a stance that detracted modestly from relative performance as interest rates generally declined in the period. However, our favorable yield curve positioning benefited the Fund. At the sector level, the overweight to TIPS, whose return lagged nominal Treasuries, and an underweight to U.S. Agencies were a small cost to excess return. However, our out-of-benchmark exposure to the high yield sector and non-dollar sector was beneficial, resulting in positive contributions to return. The currency exposure to non-dollar securities was fully hedged during the quarter which benefited the Fund. Over the second quarter and six-month period, the Fund performed solidly in comparison with its benchmark.

WHAT IS YOUR OUTLOOK AND STRATEGY?


We do not foresee that the Fed will be tightening in an aggressive enough fashion to derail the economy. The Fed's primary objective is to fight inflation, and it is becoming clear that chairman Greenspan and other governors perceive that they are close to having accomplished that objective. Under this assumption, we anticipate a 4% Fed Funds rate at the end of the year, with continued steady growth in the economy. Such a scenario leaves us neutral on rates in longer maturities on the yield curve. As a result we anticipate the funds' duration to be close to that of its benchmark, and will continue to have a slight flattening bias on the yield curve.
We are witnessing a strong push towards corporate actions that might disfavor bondholders: corporations are flush with cash, and are under pressure by shareholders to utilize it for dividend distributions or shares repurchase. Fundamentally, investment grade and high yield corporate bonds do poorly towards the end of Fed tightening cycles, because the Fed has tended to overshoot and choke the economy. Nevertheless, the increased Fed transparency and the benign inflation that is alleviating the need for aggressive tightening lead us to believe that we could be in a scenario that continues to favor corporate bonds. We are, however, monitoring the situation very closely for signs of an overshoot. Mortgage-backed securities have not offered a lot of value given that they are expensive from a pricing perspective. However, we anticipate they will do reasonably well in the event interest rates remain within a reasonable trading range and the supply/demand picture continues to be favorable. Small increases to our MBS weights are likely given our economic and Fed outlook. Agencies currently do not offer any value given their tight spreads to treasuries. We would rather gain incremental spread exposure in the AAA rated ABS and CMBS markets. Finally, we have exposure to the non-dollar market via French and German government bonds that are hedged backed into U.S. dollars. Weaker economies and lower inflation in Europe should lead to stable to lower rates.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.3%
-------------------------------------------------------------------
Apparel & Textile                                           0.0
-------------------------------------------------------------------
Banks                                                       4.2
-------------------------------------------------------------------
Chemicals                                                   0.5
-------------------------------------------------------------------
Communications                                              2.0
-------------------------------------------------------------------
Construction                                                0.7
-------------------------------------------------------------------
Consumer Durables                                           0.2
-------------------------------------------------------------------
Consumer Non-Durables                                       0.0
-------------------------------------------------------------------
Consumer Services                                           0.3
-------------------------------------------------------------------
Corporate Notes                                             2.8
-------------------------------------------------------------------
Drugs                                                       0.2
-------------------------------------------------------------------
Electrical Equipment                                        0.4
-------------------------------------------------------------------
Electronics                                                 0.1
-------------------------------------------------------------------
Energy & Services                                           2.9
-------------------------------------------------------------------
Federal Farm Credit Bank                                    0.1
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                      7.0
-------------------------------------------------------------------
Federal National Mortgage Association                      13.5
-------------------------------------------------------------------
Financial Services                                         16.4
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.0
-------------------------------------------------------------------
Foreign Governments                                         6.2
-------------------------------------------------------------------
Forest & Paper Products                                     1.2
-------------------------------------------------------------------
Government National Mortgage Association                    5.9
-------------------------------------------------------------------
Health Services                                             0.6
-------------------------------------------------------------------
Hotels & Gaming                                             0.2
-------------------------------------------------------------------
Insurance                                                   2.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                7.7
-------------------------------------------------------------------
Machinery                                                   0.4
-------------------------------------------------------------------
Media & Entertainment                                       2.1
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.3
-------------------------------------------------------------------
Real Estate                                                 0.0
-------------------------------------------------------------------
Repurchase Agreement                                       16.0
-------------------------------------------------------------------
Retail                                                      0.9
-------------------------------------------------------------------
Software & Services                                         0.5
-------------------------------------------------------------------
Tennessee Valley Authority                                  0.2
-------------------------------------------------------------------
Transportation                                              1.8
-------------------------------------------------------------------
U.S. Inflation -- Indexed Securities                        0.9
-------------------------------------------------------------------
U.S. Treasury Bonds                                         1.0
-------------------------------------------------------------------
U.S. Treasury Notes                                         5.4
-------------------------------------------------------------------
Utilities                                                   6.7
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                        10.4%
-------------------------------------------------------------------
Convertible Bonds                                           0.7
-------------------------------------------------------------------
Convertible Preferred Stocks                                0.8
-------------------------------------------------------------------
Corporate Notes: Investment Grade                          33.2
-------------------------------------------------------------------
Corporate Notes: Non-Investment Grade                       5.6
-------------------------------------------------------------------
Interest Only                                               2.0
-------------------------------------------------------------------
Municipal Bonds                                             0.6
-------------------------------------------------------------------
Short-Term Securities                                      26.5
-------------------------------------------------------------------
U.S. Government Agencies                                   26.7
-------------------------------------------------------------------
U.S. Government Securities                                  7.3
-------------------------------------------------------------------
Warrants                                                    0.0
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY MOODYS RATING
as of June 30, 2005

                                                      PERCENTAGE OF
MOODY RATING                                           NET ASSETS
-------------------------------------------------------------------
Aaa                                                        45.8%
-------------------------------------------------------------------
Aa                                                          6.6
-------------------------------------------------------------------
A                                                           9.9
-------------------------------------------------------------------
Baa                                                        17.1
-------------------------------------------------------------------
Ba                                                          5.5
-------------------------------------------------------------------
B                                                           0.0
-------------------------------------------------------------------
Caa                                                         0.3
-------------------------------------------------------------------
N/R                                                        28.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford U.S. Government Securities HLS Fund inception 3/24/1987
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                                                  LEHMAN INTERMEDIATE GOVERNMENT
                                                            U.S. GOVERNMENT SECURITIES FUND IA              BOND INDEX
                                                            ----------------------------------    ------------------------------
6/30/1995                                                                10000.00                            10000.00
7/31/1995                                                                 9946.15                            10005.00
8/31/1995                                                                10084.30                            10087.00
9/30/1995                                                                10184.50                            10154.60
10/31/1995                                                               10345.80                            10266.30
11/30/1995                                                               10508.10                            10391.60
12/31/1995                                                               10676.00                            10494.50
1/31/1996                                                                10734.10                            10582.60
2/29/1996                                                                10465.10                            10470.40
3/31/1996                                                                10386.80                            10422.30
4/30/1996                                                                10308.70                            10392.00
5/31/1996                                                                10293.40                            10386.80
6/28/1996                                                                10436.00                            10492.80
7/31/1996                                                                10459.30                            10525.30
8/31/1996                                                                10422.60                            10536.90
9/30/1996                                                                10609.30                            10672.80
10/31/1996                                                               10830.70                            10847.90
11/29/1996                                                               11021.10                            10979.10
12/31/1996                                                               10911.50                            10919.80
1/31/1997                                                                10948.80                            10961.30
2/28/1997                                                                10967.60                            10978.90
3/31/1997                                                                10840.90                            10916.30
4/30/1997                                                                11008.10                            11039.60
5/30/1997                                                                11099.90                            11125.70
6/30/1997                                                                11229.10                            11221.40
7/31/1997                                                                11512.60                            11427.90
8/31/1997                                                                11418.40                            11384.50
9/30/1997                                                                11588.50                            11508.60
10/31/1997                                                               11740.30                            11643.20
11/28/1997                                                               11774.20                            11668.80
12/31/1997                                                               11902.70                            11763.30
1/31/1998                                                                12069.20                            11916.30
2/27/1998                                                                12046.30                            11903.20
3/31/1998                                                                12090.40                            11940.10
4/30/1998                                                                12138.20                            11997.40
5/31/1998                                                                12264.30                            12080.20
6/30/1998                                                                12382.10                            12161.10
7/31/1998                                                                12394.00                            12207.30
8/31/1998                                                                12656.80                            12438.00
9/30/1998                                                                12951.00                            12727.80
10/31/1998                                                               12883.00                            12749.50
11/30/1998                                                               12930.00                            12709.90
12/31/1998                                                               12958.90                            12759.50
1/31/1999                                                                13014.50                            12816.90
2/28/1999                                                                12752.00                            12641.30
3/31/1999                                                                12821.40                            12724.80
4/30/1999                                                                12862.90                            12759.10
5/31/1999                                                                12729.80                            12681.30
6/30/1999                                                                12680.10                            12700.30
7/31/1999                                                                12635.10                            12701.60
8/31/1999                                                                12621.20                            12719.40
9/30/1999                                                                12775.80                            12828.80
10/31/1999                                                               12793.00                            12854.40
11/30/1999                                                               12780.20                            12863.40
12/31/1999                                                               12708.10                            12823.50
1/31/2000                                                                12653.30                            12779.90
2/29/2000                                                                12785.10                            12886.00
3/31/2000                                                                12942.80                            13032.90
4/30/2000                                                                12919.00                            13027.70
5/31/2000                                                                12924.00                            13062.90
6/30/2000                                                                13164.70                            13270.60
7/31/2000                                                                13268.00                            13358.20
8/31/2000                                                                13469.30                            13507.80
9/30/2000                                                                13582.70                            13625.30
10/31/2000                                                               13685.00                            13719.30
11/30/2000                                                               13930.50                            13921.00
12/31/2000                                                               14209.00                            14166.00
1/31/2001                                                                14374.50                            14354.40
2/28/2001                                                                14517.80                            14486.50
3/31/2001                                                                14585.30                            14590.80
4/30/2001                                                                14505.20                            14544.10
5/31/2001                                                                14560.50                            14603.70
6/30/2001                                                                14587.40                            14650.40
7/31/2001                                                                14892.50                            14924.40
8/31/2001                                                                15046.40                            15057.20
9/30/2001                                                                15323.10                            15379.40
10/31/2001                                                               15575.00                            15619.40
11/30/2001                                                               15355.10                            15433.50
12/31/2001                                                               15274.80                            15359.40
1/31/2002                                                                15376.90                            15425.50
2/28/2002                                                                15550.00                            15553.50
3/31/2002                                                                15351.80                            15318.60
4/30/2002                                                                15642.70                            15605.10
5/31/2002                                                                15775.70                            15714.30
6/30/2002                                                                15915.80                            15910.80
7/31/2002                                                                16218.80                            16209.90
8/31/2002                                                                16450.80                            16394.70
9/30/2002                                                                16748.80                            16676.70
10/31/2002                                                               16706.50                            16665.00
11/30/2002                                                               16600.90                            16533.30
12/31/2002                                                               16913.80                            16839.20
1/31/2003                                                                16928.10                            16802.20
2/28/2003                                                                17138.90                            16992.00
3/31/2003                                                                17124.80                            16995.60
4/30/2003                                                                17203.80                            17043.30
5/31/2003                                                                17450.90                            17310.90
6/30/2003                                                                17429.70                            17282.50
7/31/2003                                                                16849.80                            16863.00
8/31/2003                                                                16917.50                            16893.40
9/30/2003                                                                17235.80                            17259.60
10/31/2003                                                               17122.70                            17090.40
11/30/2003                                                               17145.30                            17091.70
12/31/2003                                                               17276.70                            17224.90
1/31/2004                                                                17369.40                            17318.30
2/29/2004                                                                17521.20                            17483.30
3/31/2004                                                                17618.80                            17605.00
4/30/2004                                                                17229.20                            17211.50
5/31/2004                                                                17168.30                            17156.40
6/30/2004                                                                17232.50                            17199.90
7/31/2004                                                                17347.40                            17324.50
8/31/2004                                                                17579.00                            17581.60
9/30/2004                                                                17583.40                            17588.60
10/31/2004                                                               17686.30                            17696.20
11/30/2004                                                               17538.40                            17531.60
12/31/2004                                                               17634.50                            17626.90
1/31/2005                                                                17676.30                            17649.50
2/28/2005                                                                17589.20                            17551.10
3/31/2005                                                                17552.60                            17507.50
4/30/2005                                                                17727.60                            17712.20
5/31/2005                                                                17840.40                            17853.30
6/30/2005                                                                17892.10                            17911.60

    --- U.S. GOVERNMENT SECURITIES FUND IA    --- LEHMAN BROTHERS INTERMEDIATE
        $10,000 starting value                    GOVERNMENT BOND INDEX
        $17,892 ending value                      $10,000 starting value
                                                  $17,912 ending value

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX is an unmanaged index of government bonds with maturities of between one and ten years. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS (as of 6/30/05)

                            YTD*    1 YEAR   5 YEAR   10 YEAR
-----------------------------------------------------------------
U.S. Government Securities
  IA                        1.46%   3.83%    6.33%     5.99%
-----------------------------------------------------------------
U.S. Government Securities
  IB(2)                     1.34%   3.57%    6.07%     5.73%
-----------------------------------------------------------------
Lehman Brothers
  Intermediate Gov't Bond
  Index                     1.62%   4.14%    6.18%     6.00%
-----------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

CHRISTOPHER HANLON, CFA
Senior Vice President

RUSSELL M. REGENAUER
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford U.S. Government Securities HLS Fund, Class IA returned 1.46% for the six-month period ended June 30, 2005. The Fund underperformed both the Lehman Brothers Intermediate Government Bond Index, which returned 1.62% and the Lipper General U.S. Government Variable Annuity-Underlying Funds Average, which returned 2.95% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

After showing strong signs of growth in the last half of 2004, in the first quarter of 2005, the markets showed concern that the economy may be losing some of its momentum. In particular, there was apprehension that inflation fueled by historically high oil prices and rising commodity costs could slow the growth of the recovering economy. As part of its plan to restrain inflation, the U.S. Federal Reserve (the "Fed") raised its target Federal Funds rate twice during the first quarter. Consequently, the yield curve flattened as short-term interest rates rose. Both the equity and fixed income markets retreated in the first quarter of 2005. The S&P 500 Index, a common benchmark for the domestic equity market, declined 2.15% in the first quarter. Similarly, the Lehman Aggregate Bond Index, which represents domestic investment grade bonds, lost 0.48% in the same period. Both the Fund and its benchmark, the Lehman Intermediate Government Index, were down for the quarter.

In the second quarter, interest rates generally decreased and the yield curve continued to flatten. Economic growth in the US was solid while growth overseas moderated. The Fed believes "the expansion remains firm" and continued to tighten at a "measured pace", 25 basis points at both the May and June Fed meetings. Although inflation remained subdued, the labor markets firmed and energy prices continued to climb. Demand from overseas investors helped to drive down the level of Treasury rates and improve the performance of spread sectors (sectors that have higher yields than Treasuries due to greater perceived risks). Government agency debt, mortgage-backed securities (MBS) and structured securities all had positive returns for the quarter and positive excess returns relative to Treasuries. Both the Fund and its benchmark achieved positive performance in the second quarter.

The Fund began the first quarter slightly short of duration to the benchmark, anticipating that the interest rates would rise and the yield curve would flatten. During the quarter, the Fund's duration was shortened further. While the duration stance added slightly to excess return, the Fund benefited most from its yield curve positioning. Sector and security selection had less impact upon the Fund in the first quarter. An underweight to Agency debt was a small detractor from performance, whereas the overweight to mortgage-backed securities
(MBS) and commercial mortgage-backed securities (CMBS) helped to enhance returns. Within the MBS sector, the overweights to 30-year and premium mortgage-backed securities added to returns.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Despite solid economic growth and rising inflation, Treasury rates generally declined in the second quarter. Thus, the Fund's lower-than-index duration detracted from performance as rates decreased steadily during April and May. While still shorter than the benchmark, the Fund's duration was extended in May, which benefited the Fund, and then was reduced again in June. Yield curve reshaping was a positive contributor to performance, as the Fund was positioned for a flatter yield curve. During the second quarter, the Fund increased its underweight to Treasury debt, favoring mortgage securities, Agency debt and CMBS, whose yields continue to offer value relative to Treasuries. The Fund reduced its underweight to Agency debt in half over the period as valuations improved. Expecting that higher labor and energy costs would add to consumer price increases, the Fund maintained a 4% allocation to TIPS. However, the allocation to TIPS detracted from relative performance as inflation expectations diminished during the quarter. The Fund's allocation to mortgage pass-throughs and Collateralized Mortgage Obligations (CMO's) contributed to higher yields and added to performance. As significant supply presented a buying opportunity, the Fund increased its allocation to AAA rated CMBS during June. Individual security selection in Treasury and agency debt detracted from performance during the period, but was positively offset by security selection in mortgage collateral.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We expect the economy to continue to expand in response to a continued easy monetary policy environment. Recent comments from the Fed indicate increased concern over inflationary pressures, and the Fed still appears committed to a measured pace of tightening monetary policy. Despite strong demand for bonds, interest rates should drift higher and the curve should continue to flatten over the longer term.

The Fund's duration will be flat-to-short the duration of the Lehman US Intermediate Government Index and will favor securities that perform well in an unchanged-to-rising interest rate environment. A flatter Treasury yield curve will somewhat reduce the attractiveness of MBS, but an unchanged-to-rising interest rate environment will lead to solid performance for MBS. MBS continue to offer good diversification and total return potential within an overall government mandate. The Fund will also maintain and look to add to its allocations to high quality CMBS, which should outperform MBS during large changes in interest rates. Given the tight levels on Agency debt, it is likely that the Fund will maintain its underweight to this sector.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Federal Home Loan Bank                                     14.7%
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                     15.1
-------------------------------------------------------------------
Federal National Mortgage Association                      28.4
-------------------------------------------------------------------
Financial Services                                          5.0
-------------------------------------------------------------------
Government National Mortgage Association                    6.3
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                8.1
-------------------------------------------------------------------
Repurchase Agreement                                       11.1
-------------------------------------------------------------------
Tennessee Valley Authority                                  1.4
-------------------------------------------------------------------
U.S. Inflation -- Indexed Securities                        4.1
-------------------------------------------------------------------
U.S. Treasury Bonds                                         9.3
-------------------------------------------------------------------
U.S. Treasury Notes                                         9.0
-------------------------------------------------------------------
U.S. Treasury Strips                                        1.4
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         4.0%
-------------------------------------------------------------------
Interest Only                                               1.0
-------------------------------------------------------------------
Short-Term Securities                                      19.2
-------------------------------------------------------------------
U.S. Government Agencies                                   67.3
-------------------------------------------------------------------
U.S. Government Securities                                 22.4
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Value HLS Fund inception 4/30/2001
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 4/30/01 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                       VALUE FUND IA                 RUSSELL 1000 VALUE INDEX
                                                                       -------------                 ------------------------
4/30/2001                                                                 10000.00                           10000.00
5/31/2001                                                                 10115.60                           10224.60
6/30/2001                                                                 10070.00                            9997.86
7/31/2001                                                                 10103.30                            9976.61
8/31/2001                                                                  9794.62                            9576.99
9/30/2001                                                                  9139.73                            8902.95
10/31/2001                                                                 9129.98                            8826.33
11/30/2001                                                                 9720.32                            9339.46
12/31/2001                                                                10005.70                            9559.43
1/31/2002                                                                  9830.87                            9485.77
2/28/2002                                                                  9806.37                            9501.00
3/31/2002                                                                 10026.50                            9950.50
4/30/2002                                                                  9558.97                            9609.24
5/31/2002                                                                  9597.24                            9657.41
6/30/2002                                                                  9030.37                            9103.08
7/31/2002                                                                  8297.76                            8256.49
8/31/2002                                                                  8144.39                            8319.24
9/30/2002                                                                  7252.65                            7394.14
10/31/2002                                                                 7806.86                            7942.05
11/30/2002                                                                 8245.61                            8442.40
12/31/2002                                                                 7740.70                            8076.00
1/31/2003                                                                  7473.02                            7880.56
2/28/2003                                                                  7364.92                            7670.15
3/31/2003                                                                  7406.33                            7682.88
4/30/2003                                                                  8023.88                            8358.97
5/31/2003                                                                  8552.02                            8898.55
6/30/2003                                                                  8629.69                            9009.81
7/31/2003                                                                  8707.95                            9143.97
8/31/2003                                                                  8884.62                            9286.46
9/30/2003                                                                  8742.47                            9195.85
10/31/2003                                                                 9267.31                            9758.64
11/30/2003                                                                 9415.87                            9891.03
12/31/2003                                                                 9954.88                           10500.70
1/31/2004                                                                 10029.80                           10685.40
2/29/2004                                                                 10169.50                           10914.40
3/31/2004                                                                 10061.60                           10818.80
4/30/2004                                                                  9884.53                           10554.40
5/31/2004                                                                 10043.30                           10662.10
6/30/2004                                                                 10243.70                           10914.00
7/31/2004                                                                  9872.19                           10760.30
8/31/2004                                                                  9934.10                           10913.30
9/30/2004                                                                 10049.50                           11082.40
10/31/2004                                                                10242.30                           11266.70
11/30/2004                                                                10644.40                           11836.30
12/31/2004                                                                11020.70                           12232.70
1/31/2005                                                                 10830.30                           12015.50
2/28/2005                                                                 11279.40                           12413.70
3/31/2005                                                                 11023.90                           12243.40
4/30/2005                                                                 10904.20                           12024.10
5/31/2005                                                                 11109.40                           12313.60
6/30/2005                                                                 11184.80                           12448.40

    --- VALUE FUND IA              --- RUSSELL 1000 VALUE INDEX
        $10,000 starting value         $10,000 starting value
        $11,185 ending value           $12,448 ending value

RUSSELL 1000 VALUE INDEX is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalizations.) You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                 SINCE
                               YTD*   1 YEAR   INCEPTION
-------------------------------------------------------------
Value IA                       1.49%   9.19%     2.72%
-------------------------------------------------------------
Value IB                       1.36%   8.92%     2.48%
-------------------------------------------------------------
Russell 1000 Value Index       1.76%  14.06%     5.39%
-------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

JOHN R. RYAN, CFA
Senior Vice President, Managing Partner, Portfolio Manager

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ending June 30, 2005, the Hartford Value HLS Fund, Class IA returned 1.49%, underperforming the Russell 1000 Value Index return of 1.76% and outperforming the Lipper Large Cap Value Variable Annuity-Underlying Funds Average return of -0.27%.

WHY DID THE FUND PERFORM THIS WAY?

The US equity markets treaded water for the first half of 2005 as investors continued to struggle with an anticipated deceleration in corporate earnings and the conundrum of low long-term interest rates and high energy prices. In this environment, the Russell 1000 Value index return of 1.76% outperformed the broader market return of -0.81% as represented by the S&P 500 index. The more defensive sectors of the Russell 1000 Value index posted positive gains, with Energy and Utilities leading the way.

The Fund's out-performance during this period was due to favorable stock selection. At the margin, the Fund's overweight positions within Health Care and Utilities, and underweight positions within Consumer Discretionary and Financials were additive to performance. The top three contributors, on an absolute basis, were Exxon Mobil Corp. (Energy & Services), Conoco Phillips (Energy & Services) and CVS Corp. (Retail). All three stocks were held in the portfolio as of the end of the period.

The Materials and Energy sectors were the largest detractors from performance for the period due to a combination of poor stock selection and sector allocation -- we had an overweight position in Materials and an underweight position in Energy. The three largest detractors, on an absolute basis, were Teradyne, Inc. (Electrical Equipment), Alcoa, Inc. (Metals, Minerals & Mining) and Lear Corp. (Transportation). Lear Corp. (Transportation) was sold during the period.

WHAT IS YOUR OUTLOOK?

We expect economic growth to decelerate during the remainder of 2005, as positive forces such as favorable monetary policy, federal tax stimulus, and real estate appreciation become less stimulative. Although the growth rate likely will moderate, there seems to be no end to the build in global imbalances. We see these imbalances playing a larger role in investor thinking as we move into next year. We expect GDP growth of 3% over the next twelve months both in the US and abroad.

In this environment, we continue to find opportunities in several areas, particularly those dependent on capital spending. Corporate balance sheets are flush with liquidity, and the ratio of capital spending to cash flow is well below average. We added exposure to cyclical companies that we expect will benefit from continued economic expansion, but whose stocks sell at relatively attractive valuations. At the end of the period, relative to the Russell 1000 Value Index, the Fund was overweight Health Care, Industrials,

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Utilities, Materials, Consumer Staples, and Information Technology.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      16.8%
-------------------------------------------------------------------
Business Services                                           0.4
-------------------------------------------------------------------
Chemicals                                                   3.6
-------------------------------------------------------------------
Communications                                              5.5
-------------------------------------------------------------------
Consumer Non-Durables                                       2.1
-------------------------------------------------------------------
Drugs                                                       4.7
-------------------------------------------------------------------
Electrical Equipment                                        2.0
-------------------------------------------------------------------
Electronics                                                 3.0
-------------------------------------------------------------------
Energy & Services                                          11.3
-------------------------------------------------------------------
Financial Services                                          1.9
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.7
-------------------------------------------------------------------
Forest & Paper Products                                     0.9
-------------------------------------------------------------------
Insurance                                                   7.3
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                1.2
-------------------------------------------------------------------
Machinery                                                   5.5
-------------------------------------------------------------------
Media & Entertainment                                       2.9
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.3
-------------------------------------------------------------------
Metals, Minerals & Mining                                   5.1
-------------------------------------------------------------------
Real Estate                                                 0.2
-------------------------------------------------------------------
Repurchase Agreement                                        1.7
-------------------------------------------------------------------
Retail                                                      4.7
-------------------------------------------------------------------
Transportation                                              5.0
-------------------------------------------------------------------
Utilities                                                   9.8
-------------------------------------------------------------------
Other Assets and Liabilities                               (1.6)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Value Opportunities HLS Fund inception 5/1/1996
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 5/1/96 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                VALUE OPPORTUNITIES FUND IA          RUSSELL 3000 VALUE INDEX
                                                                ---------------------------          ------------------------
5/1/1996                                                                  10000.00                           10000.00
5/31/1996                                                                 10129.10                           10137.30
6/28/1996                                                                 10152.60                           10133.20
7/31/1996                                                                  9670.46                            9733.72
8/31/1996                                                                 10013.80                           10027.20
9/30/1996                                                                 10479.10                           10412.40
10/31/1996                                                                10543.90                           10785.40
11/29/1996                                                                11114.10                           11546.70
12/31/1996                                                                11148.60                           11452.30
1/31/1997                                                                 11531.80                           11967.90
2/28/1997                                                                 11681.60                           12137.40
3/31/1997                                                                 11265.30                           11712.20
4/30/1997                                                                 11663.00                           12171.80
5/30/1997                                                                 12333.60                           12880.40
6/30/1997                                                                 12654.00                           13443.00
7/31/1997                                                                 13333.50                           14410.00
8/31/1997                                                                 12878.40                           13967.80
9/30/1997                                                                 13491.90                           14820.50
10/31/1997                                                                13121.90                           14407.30
11/28/1997                                                                13693.30                           14996.30
12/31/1997                                                                13962.00                           15441.00
1/31/1998                                                                 14061.50                           15216.50
2/27/1998                                                                 14888.50                           16230.70
3/31/1998                                                                 15484.10                           17191.00
4/30/1998                                                                 15544.20                           17303.10
5/31/1998                                                                 15212.60                           17012.50
6/30/1998                                                                 15407.10                           17200.90
7/31/1998                                                                 14859.70                           16804.30
8/31/1998                                                                 12672.70                           14292.50
9/30/1998                                                                 13196.30                           15111.60
10/31/1998                                                                14024.90                           16221.90
11/30/1998                                                                14831.60                           16952.20
12/31/1998                                                                15308.60                           17525.70
1/31/1999                                                                 15533.00                           17623.30
2/28/1999                                                                 15131.00                           17301.60
3/31/1999                                                                 15552.70                           17623.30
4/30/1999                                                                 16659.70                           19266.70
5/31/1999                                                                 16264.70                           19111.10
6/30/1999                                                                 16918.40                           19675.90
7/31/1999                                                                 16402.90                           19107.40
8/31/1999                                                                 15897.80                           18399.80
9/30/1999                                                                 15218.80                           17776.80
10/31/1999                                                                15849.90                           18700.00
11/30/1999                                                                15904.30                           18569.90
12/31/1999                                                                16679.90                           18691.30
1/31/2000                                                                 16009.40                           18089.80
2/29/2000                                                                 15064.30                           16910.60
3/31/2000                                                                 17404.70                           18823.90
4/30/2000                                                                 17527.50                           18627.10
5/31/2000                                                                 17776.30                           18790.30
6/30/2000                                                                 16677.30                           18026.50
7/31/2000                                                                 17071.70                           18277.20
8/31/2000                                                                 18356.70                           19280.60
9/30/2000                                                                 17908.90                           19438.30
10/31/2000                                                                19251.30                           19880.50
11/30/2000                                                                18618.00                           19163.60
12/31/2000                                                                19764.50                           20193.50
1/31/2001                                                                 20668.50                           20303.20
2/28/2001                                                                 20121.70                           19774.90
3/31/2001                                                                 19137.10                           19102.30
4/30/2001                                                                 20568.00                           20035.40
5/31/2001                                                                 20579.50                           20490.10
6/30/2001                                                                 20432.30                           20124.70
7/31/2001                                                                 19883.20                           20053.40
8/31/2001                                                                 18839.40                           19300.20
9/30/2001                                                                 16741.70                           17887.50
10/31/2001                                                                16981.20                           17775.20
11/30/2001                                                                18263.80                           18825.40
12/31/2001                                                                19261.00                           19318.60
1/31/2002                                                                 18754.10                           19199.30
2/28/2002                                                                 18588.00                           19236.50
3/31/2002                                                                 19211.60                           20186.00
4/30/2002                                                                 17980.40                           19600.70
5/31/2002                                                                 17555.60                           19638.00
6/30/2002                                                                 15963.20                           18565.80
7/31/2002                                                                 14585.80                           16763.10
8/31/2002                                                                 14820.30                           16875.40
9/30/2002                                                                 13038.70                           15046.10
10/31/2002                                                                14207.30                           16096.30
11/30/2002                                                                15359.70                           17128.10
12/31/2002                                                                14454.90                           16384.70
1/31/2003                                                                 14126.20                           15983.30
2/28/2003                                                                 13679.70                           15550.10
3/31/2003                                                                 13697.30                           15585.50
4/30/2003                                                                 15291.00                           16964.90
5/31/2003                                                                 16498.30                           18104.20
6/30/2003                                                                 16717.10                           18336.60
7/31/2003                                                                 16939.10                           18655.80
8/31/2003                                                                 17669.50                           18977.40
9/30/2003                                                                 17651.40                           18789.80
10/31/2003                                                                18776.00                           19967.90
11/30/2003                                                                19400.70                           20277.00
12/31/2003                                                                20507.80                           21486.20
1/31/2004                                                                 21171.90                           21892.10
2/29/2004                                                                 21509.40                           22357.70
3/31/2004                                                                 21273.30                           22201.40
4/30/2004                                                                 20749.30                           21610.50
5/31/2004                                                                 20953.90                           21833.90
6/30/2004                                                                 21567.50                           22396.10
7/31/2004                                                                 20806.90                           22020.10
8/31/2004                                                                 20895.70                           22325.30
9/30/2004                                                                 21300.60                           22715.20
10/31/2004                                                                21912.40                           23090.60
11/30/2004                                                                23150.30                           24332.30
12/31/2004                                                                24378.50                           25126.70
1/31/2005                                                                 23656.80                           24635.00
2/28/2005                                                                 24487.30                           25423.70
3/31/2005                                                                 24113.80                           25060.20
4/30/2005                                                                 23260.20                           24540.40
5/31/2005                                                                 24271.80                           25204.80
6/30/2005                                                                 24777.40                           25551.80

    --- VALUE OPPORTUNITIES FUND IA    --- RUSSELL 3000 VALUE INDEX
        $10,000 starting value             $10,000 starting value
        $24,777 ending value               $25,552 ending value

RUSSELL 3000 VALUE INDEX is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS (as of 6/30/05)

                                                    SINCE
                         YTD*   1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------------
Value Opportunities IA   1.64%  14.88%    8.24%     10.40%
----------------------------------------------------------------
Value Opportunities
  IB(2)                  1.51%  14.60%    7.97%     10.13%
----------------------------------------------------------------
Russell 3000 Value
  Index                  1.69%  14.09%    7.23%     10.77%**
----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

 ** Return is from 4/30/96.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

JAMES H. AVERILL
Senior Vice President, Partner

JAMES N. MORDY
Senior Vice President, Partner

DAVID R. FASSNACHT, CFA
Senior Vice President, Partner

DAVID W. PALMER, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ended June 30, 2005, the Hartford Value Opportunities HLS Fund, Class IA returned 1.64%, modestly underperforming the Russell 3000 Value Index return of 1.69% and outperforming the Lipper Multi Cap Value Variable Annuity-Underlying Funds Average return of 0.45%.

WHY DID THE FUND PERFORM THIS WAY?

After an energetic run in the last quarter of 2004, the U.S. equity markets rested in the first half of 2005. There has undoubtedly been a lot to make people nervous: skyrocketing energy prices, a ballooning U.S. trade deficit, global real estate bubble, and prospective slowing in the U.S. and global economies. On the other hand, actual current economic activity has been reasonably robust, and equity market valuations unchallenging given the low interest rate environment. During this period, value stocks have again outperformed the S&P 500, by about 250 basis points, and mid-cap stocks actually outperformed both large-cap and small-cap stocks. The Fund's overweight position in the mid-range, which reflects the results of our bottoms-up research, has served us well.

The fund's out-performance versus Russell 3000 Value happened despite underweights in the two strongest market sectors (Energy and Utilities), and overweights in the two weakest (Technology and Materials). Fortunately the performance of the energy stocks we did own, most notably Marathon Oil Corp. (Energy & Services), compensated for the underweight. Coventry Health Care, Inc. (Health Services) continued its strong performance as a member of the exuberant HMO group, and Apollo Investment Corp. (Banks) appreciated nicely as the business development corporation was on schedule in leveraging the capital from its IPO. All three stocks were held at the end of the period. Material stocks were weak in the period as investors worried about deceleration of demand, particularly from China. In addition, our largest holdings in the area, Alcoa, Inc. (Metals, Minerals & Mining) and Sappi Ltd., ADR, (Forest & Paper Products) suffered from particular shortfalls in aluminum and coated paper markets. We do not expect a recession at this point and look for recovery of pricing as current inventory is chewed up. In the Financial area, which makes up almost a third of the portfolio and the value benchmark, we kept up despite a large and unsuccessful holding in Federal National Mortgage Association (U.S. Government Agencies), at one time our largest position. Here we were particularly disappointed in the failure of the company to come up to basic accounting standards, and the politics of the current situation leaves the future of the franchise uncertain. We no longer have the confidence necessary for an outsized position so we have cut back the exposure markedly. All three stocks were held in the portfolio as of the end of the period.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS THE OUTLOOK?

We think that the economy is experiencing a typical mid-cycle slowdown with the Federal Reserve ("the Fed") raising rates to prevent overheating. As in 1984 and 1994, we expect the Fed to succeed in slowing things down without tipping over into a recession. In this scenario, we believe economic and corporate profit growth would slow in the second half of the year, but business would still be pretty good. Excess liquidity would be more apt to be returned to shareholders than in the past, either through share repurchase, or preferably in the form of dividends encouraged by the low current tax rate on dividends. A favorable if not booming backdrop in combination with such shareholder-friendly behavior should be helpful to equities.

With traditional value stocks seemingly overvalued, we have been moving into growthier areas, most notably pharmaceuticals and selected technology names. As of the end of the period, the Fund was overweight Consumer Discretionary (importantly Cable, Auto Parts, and Retail), Health Care (Pharmaceuticals), Information Technology, and Materials, to a lesser extent. Underweights were in Consumer Staples, Utilities, Financials, Energy, Telecommunications, and Industrials, groups which we see as expensive relative to their growth prospects.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      18.2%
-------------------------------------------------------------------
Business Services                                           0.5
-------------------------------------------------------------------
Chemicals                                                   0.7
-------------------------------------------------------------------
Communications                                              2.9
-------------------------------------------------------------------
Computers & Office Equipment                                0.9
-------------------------------------------------------------------
Consumer Durables                                           1.7
-------------------------------------------------------------------
Consumer Non-Durables                                       1.5
-------------------------------------------------------------------
Drugs                                                       7.3
-------------------------------------------------------------------
Electrical Equipment                                        1.1
-------------------------------------------------------------------
Electronics                                                 9.4
-------------------------------------------------------------------
Energy & Services                                           8.4
-------------------------------------------------------------------
Forest & Paper Products                                     2.8
-------------------------------------------------------------------
Health Services                                             1.2
-------------------------------------------------------------------
Insurance                                                   9.1
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                4.1
-------------------------------------------------------------------
Machinery                                                   1.9
-------------------------------------------------------------------
Media & Entertainment                                       5.2
-------------------------------------------------------------------
Medical Instruments & Supplies                              0.4
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.9
-------------------------------------------------------------------
Real Estate                                                 0.8
-------------------------------------------------------------------
Repurchase Agreement                                        4.1
-------------------------------------------------------------------
Retail                                                      6.8
-------------------------------------------------------------------
Rubber & Plastics Products                                  2.3
-------------------------------------------------------------------
Software & Services                                         1.2
-------------------------------------------------------------------
Transportation                                              9.5
-------------------------------------------------------------------
U.S. Government Agencies                                    1.6
-------------------------------------------------------------------
Utilities                                                   1.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (7.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

 HARTFORD ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.1%
             FINANCIAL SERVICES -- 3.1%
$   16,385   Asset Securitization Corp., Series 1997-D4, Class
               A1D
               7.49% due 04/14/29..............................  $    17,185
    17,200   Asset Securitization Corp., Series 1997-D5, Class
               A1E
               6.93% due 02/14/41..............................       19,595
     7,560   Bank One Auto Securitization Trust, Series 2003-1,
               Class A3
               3.74% due 09/20/07..............................        7,496
    19,310   Capital Auto Receivables Asset Trust, Series
               2004-1, Class A3
               2.00% due 11/15/07..............................       19,039
     8,540   Capital One Auto Receivables Trust, Series 2003-1,
               Class A4
               2.59% due 09/15/09..............................        8,408
    20,000   Capital One Multi-Asset Execution Trust, Series
               2003-A6, Class A6
               2.95% due 08/17/09..............................       19,752
     3,155   Capital One Prime Auto Receivables Trust, Series
               2003-1, Class A3
               2.02% due 11/15/07..............................        3,130
    19,871   Carmax Auto Owner Trust, Series 2003-2, Class A3
               2.36% due 10/15/07..............................       19,739
     3,255   Centex Home Equity, Series 2005-A, Class AF4
               4.72% due 10/25/31..............................        3,249
    13,441   Chase Commercial Mortgage Securities Corp., Series
               1997-1, Class A2
               7.37% due 06/19/29..............................       13,911
     3,400   Citibank Credit Card Issuance Trust, Series
               2000-B1, Class B1
               7.05% due 09/17/07..............................        3,424
    16,000   Citibank Credit Card Issuance Trust, Series
               2004-A1, Class A1
               2.55% due 01/20/09..............................       15,664
    20,000   Connecticut RRB Special Purposes Trust CL&P,
               Series 2001-1, Class A3
               5.73% due 03/30/09..............................       20,349
     9,503   First Union-Lehman Brothers Commercial Mortgage
               Trust, Series 1997-C1, Class A3
               7.38% due 04/18/29..............................        9,856
    11,470   Harley-Davidson Motorcycle Trust, Series 2004-1,
               Class A2
               2.53% due 11/15/11..............................       11,173
    18,337   Household Automotive Trust, Series 2003-2, Class
               A3
               2.31% due 04/17/08..............................       18,214
    12,790   Nissan Auto Receivables Owner Trust, Series
               2003-A, Class A3
               2.01% due 11/15/07..............................       12,614
     5,917   Nissan Auto Receivables Owner Trust, Series
               2003-C, Class A3
               2.23% due 03/15/07..............................        5,892

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
             FINANCIAL SERVICES -- (CONTINUED)
$    9,448   Onyx Acceptance Grantor Trust, Series 2002-C,
               Class A4
               4.07% due 04/15/09..............................  $     9,450
     4,250   Onyx Acceptance Grantor Trust, Series 2004-A,
               Class A3
               2.19% due 03/17/08..............................        4,221
     9,383   Residential Asset Securities Corp., Series
               2004-KS1, Class AI2
               2.463% due 09/25/25.............................        9,333
    19,605   USAA Auto Owner Trust, Series 2004-1, Class A3
               2.06% due 04/15/08..............................       19,358
    20,000   WFS Financial Owner Trust, Series 2004-1, Class A3
               2.19% due 06/20/08..............................       19,821
    10,307   Wells Fargo Mortgage Backed Securities Trust,
               Series 2005-AR2, Class 2A2
               4.564% due 03/25/35.............................       10,282
    10,714   Wells Fargo Mortgage Backed Securities Trust,
               Series 2005-AR4, Class 2A2
               4.542% due 04/25/35.............................       10,664
     7,435   World Omni Auto Receivables Trust, Series 2002-A,
               Class A4
               4.05% due 07/15/09..............................        7,446
                                                                 -----------
                                                                     319,265
                                                                 -----------
             Total collateralized mortgage obligations (cost
               $319,712).......................................  $   319,265
                                                                 -----------
  SHARES
----------
COMMON STOCKS -- 65.8%
             BANKS -- 6.8%
     3,236   Bank of America Corp. ............................  $   147,585
     4,083   Citigroup, Inc. ..................................      188,751
     1,790   Credit Suisse Group...............................       70,068
     4,695   MBNA Corp. .......................................      122,829
         6   Mitsubishi Tokyo Financial Group, Inc. B..........       52,677
     2,278   State Street Corp. ...............................      109,909
                                                                 -----------
                                                                     691,819
                                                                 -----------
             BUSINESS SERVICES -- 0.7%
     3,142   Accenture Ltd. *..................................       71,220
                                                                 -----------
             CHEMICALS -- 0.8%
     1,508   Dow Chemical Co. (The)............................       67,160
       352   du Pont (E.I.) de Nemours & Co. ..................       15,144
                                                                 -----------
                                                                      82,304
                                                                 -----------
             COMMUNICATIONS -- 3.6%
     5,091   AT&T Corp. .......................................       96,936
     5,206   Motorola, Inc. ...................................       95,069
       466   Research in Motion Ltd. *.........................       34,345
     2,825   Sprint Corp.-FON Group +..........................       70,874

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE #
----------                                                       -----------
COMMON STOCKS -- (CONTINUED)
             COMMUNICATIONS -- (CONTINUED)
     2,152   XM Satellite Radio Holdings, Inc. *+..............  $    72,433
                                                                 -----------
                                                                     369,657
                                                                 -----------
             COMPUTERS & OFFICE EQUIPMENT -- 1.9%
     1,025   3M Co. +..........................................       74,136
     2,258   EMC Corp. *.......................................       30,963
     2,218   Hewlett-Packard Co. ..............................       52,148
       435   International Business Machines Corp. ............       32,292
                                                                 -----------
                                                                     189,539
                                                                 -----------
             CONSUMER NON-DURABLES -- 1.6%
     3,149   Procter & Gamble Co. (The) +......................      166,083
                                                                 -----------
             DRUGS -- 8.5%
     2,032   Abbott Laboratories...............................       99,579
     2,475   Amgen, Inc. *.....................................      149,632
       558   AstraZeneca PLC B.................................       23,010
       826   AstraZeneca PLC, ADR..............................       34,064
     2,344   Eli Lilly & Co. ..................................      130,556
       510   Forest Laboratories, Inc. *.......................       19,810
       576   Genzyme Corp. *...................................       34,582
       665   Gilead Sciences, Inc. *...........................       29,253
     5,447   Pfizer, Inc. .....................................      150,233
       533   Roche Holdings AG B...............................       67,227
     2,399   Sanofi-Synthelabo S.A., ADR +.....................       98,339
     1,111   Schering-Plough Corp. ............................       21,181
                                                                 -----------
                                                                     857,466
                                                                 -----------
             ELECTRICAL EQUIPMENT -- 0.2%
       390   KLA -- Tencor Corp. +.............................       17,034
                                                                 -----------
             ELECTRONICS -- 5.5%
     8,757   Cisco Systems, Inc. *.............................      167,344
     6,722   General Electric Co. .............................      232,921
     3,264   Intel Corp. ......................................       85,052
       147   Samsung Electronics Co., Ltd. B...................       69,462
                                                                 -----------
                                                                     554,779
                                                                 -----------
             ENERGY & SERVICES -- 5.5%
       477   Chevron Corp. ....................................       26,646
     1,562   ConocoPhillips....................................       89,811
       293   Devon Energy Corp. +..............................       14,849
     2,807   ExxonMobil Corp. .................................      161,330
       363   GlobalSantaFe Corp. +.............................       14,790
       582   Occidental Petroleum Corp. .......................       44,750
     1,891   Schlumberger Ltd. ................................      143,572
       162   Suncor Energy, Inc. ..............................        7,675
       486   Total S.A., ADR +.................................       56,836
                                                                 -----------
                                                                     560,259
                                                                 -----------
             FINANCIAL SERVICES -- 1.6%
       589   Goldman Sachs Group, Inc. ........................       60,069
       478   Orix Corp. B......................................       71,405
     6,509   UniCredito Italiano S.p.A. B......................       34,315
                                                                 -----------
                                                                     165,789
                                                                 -----------

                                                                   MARKET
  SHARES                                                           VALUE #
----------                                                       -----------
             FOOD, BEVERAGE & TOBACCO -- 3.1%
     2,976   Coca-Cola Co. (The)...............................  $   124,248
     1,312   General Mills, Inc. +.............................       61,398
     2,386   PepsiCo., Inc. ...................................      128,682
                                                                 -----------
                                                                     314,328
                                                                 -----------
             HOTELS & GAMING -- 0.1%
       234   Starwood Hotels & Resorts Worldwide, Inc. ........       13,700
                                                                 -----------
             INSURANCE -- 3.6%
     3,974   American International Group, Inc. ...............      230,878
       816   Marsh & McLennan Cos., Inc. ......................       22,609
     2,091   St. Paul Travelers Cos., Inc. (The) +.............       82,662
       445   WellPoint, Inc. *.................................       31,004
                                                                 -----------
                                                                     367,153
                                                                 -----------
             MACHINERY -- 2.8%
     4,433   Applied Materials, Inc. +.........................       71,723
     1,362   Caterpillar, Inc. ................................      129,822
       749   Deere & Co. ......................................       49,059
       432   Ingersoll Rand Co., Ltd. .........................       30,852
                                                                 -----------
                                                                     281,456
                                                                 -----------
             MEDIA & ENTERTAINMENT -- 2.3%
     9,144   Time Warner, Inc. *...............................      152,795
     1,816   Viacom, Inc., Class B.............................       58,155
       997   Walt Disney Co. (The).............................       25,102
                                                                 -----------
                                                                     236,052
                                                                 -----------
             MEDICAL INSTRUMENTS & SUPPLIES -- 1.6%
     1,291   BHP Billiton Ltd., ADR +..........................       35,236
     2,427   Medtronic, Inc. +.................................      125,689
                                                                 -----------
                                                                     160,925
                                                                 -----------
             METALS, MINERALS & MINING -- 2.0%
     3,381   Alcoa, Inc. ......................................       88,356
       888   Illinois Tool Works, Inc. +.......................       70,780
     1,307   Rio Tinto PLC B...................................       39,807
                                                                 -----------
                                                                     198,943
                                                                 -----------
             REAL ESTATE INVESTMENT TRUST -- 0.2%
       613   General Growth Properties, Inc. +.................       25,189
                                                                 -----------
             RETAIL -- 4.1%
     2,025   Costco Wholesale Corp. ...........................       90,747
       265   Dollar General Corp. .............................        5,393
     1,061   Federated Department Stores, Inc. +...............       77,721
     3,472   Gap, Inc. (The)...................................       68,580
     3,436   Home Depot, Inc. (The)............................      133,641
       201   Target Corp. .....................................       10,947
       690   Wal-Mart Stores, Inc. ............................       33,277
                                                                 -----------
                                                                     420,306
                                                                 -----------
             SOFTWARE & SERVICES -- 4.5%
       636   Electronic Arts, Inc. *+..........................       35,976
     2,291   First Data Corp. .................................       91,941
    10,641   Microsoft Corp. ..................................      264,332

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE #
----------                                                       -----------
COMMON STOCKS -- (CONTINUED)
             SOFTWARE & SERVICES -- (CONTINUED)
     1,823   Yahoo!, Inc. *....................................  $    63,153
                                                                 -----------
                                                                     455,402
                                                                 -----------
             TRANSPORTATION -- 3.6%
     1,123   Boeing Co. (The)..................................       74,111
     1,131   Carnival Corp. ...................................       61,680
       157   FedEx Corp. +.....................................       12,678
       770   Lockheed Martin Corp. ............................       49,950
     1,817   Toyota Motor Corp. B..............................       64,823
     1,883   United Technologies Corp. ........................       96,692
                                                                 -----------
                                                                     359,934
                                                                 -----------
             U.S. GOVERNMENT AGENCIES -- 0.8%
     1,379   Federal National Mortgage Association.............       80,534
                                                                 -----------
             UTILITIES -- 0.4%
       286   Exelon Corp. .....................................       14,691
       746   Williams Cos., Inc. (The).........................       14,174
                                                                      28,865
                                                                 -----------
             Total common stocks
               (cost $6,223,978)...............................  $ 6,668,736
                                                                 -----------
PRINCIPAL
  AMOUNT
----------
CORPORATE NOTES: INVESTMENT GRADE -- 12.3%
             BANKS -- 2.2%
$    4,830   BB&T Corp.
               4.90% due 06/30/17..............................  $     4,843
    20,000   Bank of America Corp.
               5.875% due 02/15/09.............................       21,138
     1,000   Bank of America Corp.
               6.20% due 02/15/06..............................        1,014
    25,000   Bayerische Landesbank Girozentrale,
               NY Shares
               5.65% due 02/01/09..............................       26,174
     6,500   Citigroup, Inc.
               3.625% due 02/09/09.............................        6,393
     8,800   Citigroup, Inc.
               6.00% due 10/31/33..............................        9,767
     1,000   Citigroup, Inc.
               6.50% due 01/18/11..............................        1,104
     8,920   Credit Suisse First Boston USA, Inc.
               4.875% due 01/15/15.............................        9,026
    16,500   Ford Motor Credit Co.
               6.625% due 06/16/08.............................       16,296
    11,550   HSBC Bank USA N.A.
               3.875% due 09/15/09.............................       11,387
       750   KeyCorp. Capital II
               6.875% due 03/17/29.............................          846
    27,025   Morgan (J.P.) Chase & Co.
               5.125% due 09/15/14.............................       27,645
    24,000   Natexis Banques Populaires
               7.00% due 11/14/05..............................       24,233
       750   National City Corp.
               6.875% due 05/15/19.............................          888

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
             BANKS -- (CONTINUED)
$      500   Republic New York Capital One
               7.75% due 11/15/26..............................  $       536
       500   State Street Corp.
               7.65% due 06/15/10..............................          579
    30,000   Toyota Motor Credit Corp.
               5.50% due 12/15/08..............................       31,306
    13,400   U.S. Bank N.A.
               4.95% due 10/30/14..............................       13,772
    13,685   Wachovia Bank N.A.
               5.80% due 12/01/08..............................       14,414
     1,000   Wells Fargo Bank N.A.
               6.45% due 02/01/11..............................        1,103
                                                                 -----------
                                                                     222,464
                                                                 -----------
             CHEMICALS -- 0.1%
     9,825   Diageo Capital PLC
               4.375% due 05/03/10.............................        9,876
     4,000   Rohm & Haas Co.
               7.40% due 07/15/09..............................        4,448
                                                                 -----------
                                                                      14,324
                                                                 -----------
             COMMUNICATIONS -- 0.3%
    10,000   BellSouth Telecommunications
               6.375% due 06/01/28.............................       11,105
     8,500   Deutsche Telekom International Finance BV
               8.75% due 06/15/30..............................       11,509
       750   Telecommunications de Puerto Rico, Inc.
               6.65% due 05/15/06..............................          765
       500   Verizon Global Funding Corp.
               7.25% due 12/01/10..............................          567
       500   Verizon Global Funding Corp.
               7.75% due 12/01/30..............................          646
     1,250   Vodafone Group PLC
               7.875% due 02/15/30.............................        1,675
                                                                 -----------
                                                                      26,267
                                                                 -----------
             CONSUMER NON-DURABLES -- 0.4%
    13,140   Colgate-Palmolive Co.
               5.58% due 11/06/08..............................       13,809
    21,100   Procter & Gamble Co. (The)
               9.36% due 01/01/21..............................       28,230
                                                                 -----------
                                                                      42,039
                                                                 -----------
             CONSUMER SERVICES -- 0.5%
    36,522   Postal Square LP
               8.95% due 06/15/22..............................       48,444
                                                                 -----------
             DRUGS -- 0.6%
    21,300   Pharmacia Corp.
               6.60% due 12/01/28..............................       25,969
    26,000   Wyeth
               7.25% due 03/01/23..............................       31,427
                                                                 -----------
                                                                      57,396
                                                                 -----------
             EDUCATION -- 0.1%
    10,900   Harvard University
               8.125% due 04/15/07.............................       11,693
                                                                 -----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             ELECTRICAL EQUIPMENT -- 0.6%
$   30,000   Danaher Corp.
               6.00% due 10/15/08..............................  $    31,866
    24,950   Rockwell Automation, Inc.
               6.70% due 01/15/28..............................       30,760
                                                                 -----------
                                                                      62,626
                                                                 -----------
             ELECTRONICS -- 0.4%
    34,425   General Electric Co.
               5.00% due 02/01/13..............................       35,544
       500   Heller Financial, Inc.
               6.375% due 03/15/06.............................          508
                                                                 -----------
                                                                      36,052
                                                                 -----------
             ENERGY & SERVICES -- 0.2%
    12,250   Amoco Co.
               6.50% due 08/01/07..............................       12,835
     1,000   ConocoPhillips Holding Co.
               6.95% due 04/15/29..............................        1,256
     1,000   Texaco Capital, Inc.
               8.625% due 06/30/10.............................        1,202
                                                                 -----------
                                                                      15,293
                                                                 -----------
             FINANCIAL SERVICES -- 1.2%
    30,000   AXA Financial, Inc.
               7.00% due 04/01/28..............................       36,565
    17,000   Berkshire Hathaway Finance Corp.
               4.85% due 01/15/15..............................       17,160
    16,355   ERAC USA Finance Co. @
               7.35% due 06/15/08..............................       17,646
    67,200   Resolution Funding Corp.
               4.191% due 04/15/14.............................       46,666
     1,250   Santandar Central Hispano Issuances Ltd.
               7.625% due 11/03/09.............................        1,413
                                                                 -----------
                                                                     119,450
                                                                 -----------
             FOOD, BEVERAGE & TOBACCO -- 0.7%
       750   Anheuser Busch Cos., Inc.
               7.55% due 10/01/30..............................        1,016
    16,500   Coca-Cola Enterprises, Inc.
               6.75% due 09/15/28..............................       19,871
       500   Coca-Cola Enterprises, Inc.
               8.50% due 02/01/22..............................          684
    19,555   ConAgra Foods, Inc.
               7.875% due 09/15/10.............................       22,502
    26,400   PepsiAmericas, Inc.
               6.375% due 05/01/09.............................       28,353
                                                                 -----------
                                                                      72,426
                                                                 -----------
             FOREST & PAPER PRODUCTS -- 0.1%
    10,225   Weyerhaeuser Co.
               7.375% due 03/15/32.............................       12,057
                                                                 -----------
             INSURANCE -- 1.8%
    16,800   ACE INA Holdings, Inc.
               5.875% due 06/15/14.............................       17,606
       500   American General Corp.
               6.625% due 02/15/29.............................          585

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
             INSURANCE -- (CONTINUED)
$   10,000   Cincinnati Financial Corp.
               6.90% due 05/15/28..............................  $    11,955
    27,000   Jackson National Life Insurance Co. @
               8.15% due 03/15/27..............................       35,503
     8,750   Liberty Mutual Group @
               5.75% due 03/15/14..............................        8,809
    30,000   New England Mutual Life Insurance Co. @
               7.875% due 02/15/24.............................       39,155
     1,250   Prudential Insurance Co. of America @
               6.375% due 07/26/06.............................        1,279
     1,000   Reliastar Financial Corp. +
               8.00% due 10/30/06..............................        1,047
    27,600   Torchmark Corp.
               8.25% due 08/15/09..............................       31,282
    15,000   UnitedHealth Group, Inc. +
               4.75% due 02/10/14..............................       15,232
    15,000   UnitedHealth Group, Inc.
               5.00% due 08/15/14..............................       15,521
     2,760   Willis Group North America, Inc.
               5.625% due 07/15/15.............................        2,778
                                                                 -----------
                                                                     180,752
                                                                 -----------
             MEDIA & ENTERTAINMENT -- 0.8%
    13,500   COX Communications, Inc. +
               5.45% due 12/15/14..............................       13,779
    15,000   Comcast Cable Communications
               6.875% due 06/15/09.............................       16,340
     1,000   Comcast Cable Communications
               8.50% due 05/01/27..............................        1,341
    16,800   Comcast Corp.
               5.65% due 06/15/35..............................       16,730
    10,400   Times Mirror Co.
               7.50% due 07/01/23..............................       13,004
    20,000   Walt Disney Co. (The)
               6.375% due 03/01/12.............................       22,118
                                                                 -----------
                                                                      83,312
                                                                 -----------
             MEDICAL INSTRUMENTS & SUPPLIES -- 0.3%
    22,000   Becton, Dickinson & Co.
               6.70% due 08/01/28..............................       26,605
                                                                 -----------
             METALS, MINERALS & MINING -- 0.4%
    30,000   Alcan, Inc.
               7.25% due 11/01/28..............................       36,577
                                                                 -----------
             REAL ESTATE INVESTMENT TRUST -- 0.2%
    20,000   Liberty Property LP
               7.25% due 08/15/07..............................       21,071
                                                                 -----------
             RETAIL -- 0.6%
     3,205   CVS Corp.
               4.875% due 09/15/14.............................        3,258
    20,200   Target Corp.
               5.875% due 11/01/08.............................       21,292

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             RETAIL -- (CONTINUED)
$   30,000   Wal-Mart Stores, Inc.
               6.875% due 08/10/09.............................  $    33,061
                                                                 -----------
                                                                      57,611
                                                                 -----------
             TRANSPORTATION -- 0.3%
     9,550   DaimlerChrysler NA Holding Corp
               6.50% due 11/15/13..............................       10,335
    15,000   FedEx Corp.
               3.50% due 04/01/09..............................       14,619
    15,358   SCL Terminal Aereo Santiago S.A. @
               6.95% due 07/01/12..............................       16,257
                                                                 -----------
                                                                      41,211
                                                                 -----------
             UTILITIES -- 0.5%
     1,000   Alabama Power Co.
               7.125% due 10/01/07.............................        1,064
    40,000   Kansas City Power & Light Co.
               7.125% due 12/15/05.............................       40,594
    17,285   Northern Border Pipeline Co.
               7.75% due 09/01/09..............................       19,376
       750   TransCanada PipeLines Ltd.
               6.49% due 01/21/09..............................          802
                                                                 -----------
                                                                      61,836
                                                                 -----------
             Total corporate notes: investment grade (cost
               $1,149,737).....................................  $ 1,249,506
                                                                 -----------
MUNICIPAL BONDS -- 0.2%
             FINANCIAL SERVICES -- 0.2%
$   10,000   Oregon School Board Association
             4.759% due 06/30/28...............................  $    10,024
    10,000   State of Illinois
               5.10% due 06/01/33..............................       10,426
                                                                      20,450
                                                                 -----------
             Total municipal bonds
               (cost $19,888)..................................  $    20,450
                                                                 -----------
U.S. GOVERNMENT AGENCIES -- 2.3%
             FICO STRIP BONDS -- 0.1%
$   17,617   4.33% due 12/06/13 -- 12/27/13....................  $    12,254
                                                                 -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
    13,250   2.50% due 04/15/13................................       12,843
                                                                 -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
    22,946   5.00% due 01/01/19 -- 06/01/19....................       23,216
         1   9.00% due 03/01/21................................            2
                                                                      23,218
                                                                 -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.6%
    12,197   5.00% due 05/15/33 -- 09/15/34....................       12,308
    14,625   6.00% due 06/15/24 -- 10/15/34....................       15,113

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
             GOVERNMENT NATIONAL MORTGAGE
             ASSOCIATION -- (CONTINUED)
$    5,959   6.50% due 03/15/26 -- 06/15/28....................  $     6,239
    24,706   7.00% due 06/15/26 -- 11/15/32....................       26,172
       198   7.50% due 09/15/23................................          214
     3,924   8.00% due 09/15/26 -- 02/15/31....................        4,241
       254   9.00% due 06/20/16 -- 01/15/23....................          278
                                                                 -----------
                                                                      64,565
                                                                 -----------
             TENNESSEE VALLEY AUTHORITY -- 1.3%
    64,300   4.375% due 06/15/15...............................       64,768
    50,000   6.00% due 03/15/13................................       56,125
                                                                 -----------
                                                                     120,893
                                                                 -----------
             Total U.S. government agencies
               (cost $226,748).................................  $   233,773
                                                                 -----------
U.S. GOVERNMENT SECURITIES -- 12.6%
             U.S. TREASURY BONDS -- 7.4%
$  300,000   2.50% due 10/31/06 +..............................  $   295,734
    68,500   5.375% due 02/15/31 +.............................       80,830
   300,000   6.25% due 08/15/23 +..............................      373,863
                                                                 -----------
                                                                     750,427
                                                                 -----------
             U.S. TREASURY NOTES -- 5.2%
   374,950   2.375% due 08/15/06 +++...........................      370,050
    62,300   3.00% due 11/15/07 +..............................       61,395
   100,000   3.25% due 08/15/08 +..............................       98,754
                                                                 -----------
                                                                     530,199
                                                                 -----------
             Total U.S. government securities
               (cost $1,223,487)...............................  $ 1,280,626
                                                                 -----------
  SHARES
----------
SHORT-TERM SECURITIES -- 19.8%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 18.6%
 1,885,073   BNY Institutional Cash Reserves Fund..............  $ 1,885,073
                                                                 -----------
PRINCIPAL
  AMOUNT
----------
             REPURCHASE AGREEMENT -- 1.2%
$   27,750   Bank of America Tri-Party Joint Repurchase
               Agreement (See Note 2(d))
               3.43% due 07/01/05..............................  $    27,750
    14,147   Deutsche Bank Securities Tri-Party Joint
               Repurchase Agreement (See Note 2(d))
               3.40% due 07/01/05..............................       14,147
    14,147   J.P. Morgan Chase Tri-Party Joint Repurchase
               Agreement (See Note 2(d))
               3.43% due 07/01/05..............................       14,147
     5,773   UBS Securities Joint Repurchase Agreement (See
               Note 2(d))
               2.93% due 07/01/05..............................        5,773

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
SHORT-TERM SECURITIES -- (CONTINUED)
             REPURCHASE AGREEMENT -- (CONTINUED)
$   60,942   UBS Securities Tri-Party Joint Repurchase
               Agreement (See Note 2(d))
               3.45% due 07/01/05..............................  $    60,942
                                                                 -----------
                                                                     122,759
                                                                 -----------
             Total short-term securities
               (cost $2,007,832)...............................  $ 2,007,832
                                                                 -----------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $11,171,382) O -- 116.2%............   11,780,188
             OTHER ASSETS, LESS LIABILITIES -- (16.2%).........   (1,642,535)
                                                                 -----------
             NET ASSETS -- 100%................................  $10,137,653
                                                                 ===========

Note: Market value of investments in foreign securities represents 7.8% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $118,649 or 1.2% of net assets.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $422,726, which represents 4.2% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $11,207,342 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 812,215
      Unrealized depreciation.......................   (239,369)
                                                      ---------
      Net unrealized appreciation...................  $ 572,846
                                                      =========

  ++ The Fund had 2,080 S&P Emini September 2005 Futures contracts and 1,120 5 Year U.S. Treasury Notes September 2005 Futures contracts open as of June 30, 2005. These contracts had a value of $2,375 as of June 30, 2005 and were collateralized by a U.S. Treasury Note, 2.375% due 8/15/06, with a market value of $13,610.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Japanese Yen                                      Buy             $2,695          $2,717          7/1/2005              $(22)
Swiss Franc                                      Sell             2,865            2,862          7/5/2005                (3)
                                                                                                                        ----
                                                                                                                        $(25)
                                                                                                                        ====

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
COMMON STOCKS -- 98.3%
            BANKS -- 10.8%
   3,056    American Capital Strategies Ltd. +................  $   110,367
   2,538    Capital One Financial Corp. +.....................      203,049
   6,273    Citigroup, Inc. ..................................      289,996
   6,099    Countrywide Financial Corp. ......................      235,475
   1,633    Credit Suisse Group, ADR +........................       63,920
   1,630    EFG Eurobank Ergasias S.A. B......................       50,142
   5,301    MBNA Corp. .......................................      138,677
      14    Mitsubishi Tokyo Financial Group, Inc. +B.........      114,061
   4,472    Unibanco-Uniao de Bancos Brasileiros S.A.,
              GDR +...........................................      172,697
                                                                -----------
                                                                  1,378,384
                                                                -----------
            BUSINESS SERVICES -- 0.1%
     331    Fluor Corp. +.....................................       19,085
                                                                -----------
            CHEMICALS -- 3.1%
   4,136    Dow Chemical Co. (The)............................      184,176
   3,952    Huntsman Corp. *+.................................       80,097
   5,091    Lyondell Chemical Co. ............................      134,512
                                                                -----------
                                                                    398,785
                                                                -----------
            COMMUNICATIONS -- 7.1%
   6,641    AT&T Corp. .......................................      126,437
   2,556    America Movil S.A. de C.V., ADR +.................      152,333
     723    Research in Motion Ltd. *.........................       53,329
   5,373    SBC Communications, Inc. .........................      127,618
  13,844    Sprint Corp.-FON Group +..........................      347,356
   1,729    Turkcell Iletisim Hizmetleri AS, ADR +............       21,874
   2,036    UTStarcom, Inc. *+................................       15,248
   1,541    XM Satellite Radio Holdings, Inc. *+..............       51,857
   5,137    ZTE Corp. +B......................................       15,318
                                                                -----------
                                                                    911,370
                                                                -----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.1%
   4,851    Hewlett-Packard Co. ..............................      114,042
   1,116    International Business Machines Corp. ............       82,800
   6,760    Symbol Technologies, Inc. +.......................       66,719
                                                                -----------
                                                                    263,561
                                                                -----------
            CONSTRUCTION -- 0.5%
   1,035    Holcim Ltd. B.....................................       62,875
                                                                -----------
            CONSUMER NON-DURABLES -- 2.5%
   1,447    Gillette Co. (The)................................       73,267
   1,233    McKesson Corp. +..................................       55,213
   3,387    Tyco International Ltd. ..........................       98,897
   6,844    Xerox Corp. *+....................................       94,379
                                                                -----------
                                                                    321,756
                                                                -----------
            DRUGS -- 7.6%
   1,388    Amgen, Inc. *.....................................       83,931
   4,583    AstraZeneca PLC, ADR..............................      189,111
   1,883    Eli Lilly & Co. ..................................      104,902
   2,690    Forest Laboratories, Inc. *+......................      104,507
   4,867    IVAX Corp. *+.....................................      104,632
   1,000    Millennium Pharmaceuticals, Inc. *................        9,270
   1,368    OSI Pharmaceuticals, Inc. *+......................       55,928

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
            DRUGS -- (CONTINUED)
   1,551    Roche Holdings AG B...............................  $   195,716
   3,952    Teva Pharmaceutical Industries Ltd., ADR +........      123,050
                                                                -----------
                                                                    971,047
                                                                -----------
            ELECTRICAL EQUIPMENT -- 0.6%
   3,444    Agilent Technologies, Inc. *......................       79,276
                                                                -----------
            ELECTRONICS -- 10.0%
   4,359    Altera Corp. *....................................       86,385
   2,085    Amphenol Corp. ...................................       83,762
   7,757    Cisco Systems, Inc. *.............................      148,229
   8,101    General Electric Co. .............................      280,686
  27,366    HON HAI Precision Industry B......................      141,845
     950    Samsung Electronics Co., Ltd. +B..................      449,862
   1,250    Whirlpool Corp. ..................................       87,602
                                                                -----------
                                                                  1,278,371
                                                                -----------
            ENERGY & SERVICES -- 8.9%
   1,019    Arch Coal, Inc. +.................................       55,494
   3,621    ConocoPhillips....................................      208,183
   4,984    Devon Energy Corp. ...............................      252,579
     929    Kerr-McGee Corp. .................................       70,908
   2,119    Petro-Canada +....................................      138,038
   3,235    Suncor Energy, Inc. ..............................      153,094
   1,830    Weatherford International Ltd. *..................      106,115
   4,607    XTO Energy, Inc. .................................      156,606
                                                                -----------
                                                                  1,141,017
                                                                -----------
            FINANCIAL SERVICES -- 4.9%
   2,286    Goldman Sachs Group, Inc. +.......................      233,197
   1,055    Orix Corp. B......................................      157,577
     429    UBS AG +..........................................       33,429
  37,363    UniCredito Italiano S.p.A. +B.....................      196,989
                                                                -----------
                                                                    621,192
                                                                -----------
            FOOD, BEVERAGE & TOBACCO -- 1.4%
   2,887    Bunge Ltd. +......................................      183,048
                                                                -----------
            FOREST & PAPER PRODUCTS -- 0.1%
     885    Smurfit-Stone Container Corp. *...................        9,000
                                                                -----------
            HOTELS & GAMING -- 1.1%
   2,309    Starwood Hotels & Resorts Worldwide, Inc. +.......      135,238
                                                                -----------
            INSURANCE -- 6.2%
   4,597    Ace Ltd. .........................................      206,189
   4,345    American International Group, Inc. ...............      252,422
   3,395    Assurant, Inc. ...................................      122,541
   3,770    St. Paul Travelers Cos., Inc. (The) +.............      149,040
     827    WellPoint, Inc. *.................................       57,592
                                                                -----------
                                                                    787,784
                                                                -----------
            MACHINERY -- 3.4%
   1,785    Deere & Co. +.....................................      116,893
   1,475    Ingersoll Rand Co., Ltd. .........................      105,248
   1,372    Lam Research Corp. *..............................       39,691
   2,197    National Oilwell Varco, Inc. *+...................      104,436

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
COMMON STOCKS -- (CONTINUED)
            MACHINERY -- (CONTINUED)
   1,050    Parker-Hannifin Corp. ............................  $    65,111
                                                                -----------
                                                                    431,379
                                                                -----------
            MEDIA & ENTERTAINMENT -- 3.2%
   2,661    Comcast Corp. *...................................       79,685
   3,273    Publishing & Broadcasting Ltd. +B.................       36,903
   7,935    Time Warner, Inc. *...............................      132,585
   6,276    Walt Disney Co. (The).............................      158,022
                                                                -----------
                                                                    407,195
                                                                -----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.2%
   2,600    BHP Billiton Ltd., ADR +..........................       70,980
   2,563    Sanofi-Aventis +B.................................      209,879
                                                                -----------
                                                                    280,859
                                                                -----------
            METALS, MINERALS & MINING -- 5.9%
     340    Alcan, Inc. ......................................       10,212
   2,500    Allegheny Technologies, Inc. .....................       55,150
   3,601    Cameco Corp. +....................................      161,122
   3,624    Companhia Vale do Rio Doce ADR....................      106,098
   8,261    Corning, Inc. *...................................      137,303
     271    Engelhard Corp. ..................................        7,748
   4,000    Rio Tinto PLC B...................................      121,802
   4,656    Teck Cominco Ltd. ................................      157,093
                                                                -----------
                                                                    756,528
                                                                -----------
            REAL ESTATE -- 0.4%
  34,617    Hang Lung Properties Ltd. +B......................       50,762
                                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 0.7%
   1,100    General Growth Properties, Inc. ..................       45,199
     918    iStar Financial, Inc. ............................       38,167
                                                                -----------
                                                                     83,366
                                                                -----------
            RETAIL -- 2.9%
   3,452    Federated Department Stores, Inc. +...............      252,955
     800    Office Depot, Inc. *+.............................       18,265
   1,804    Yum! Brands, Inc. +...............................       93,947
                                                                -----------
                                                                    365,167
                                                                -----------
            SOFTWARE & SERVICES -- 6.0%
   2,473    Cognex Corp. +....................................       64,773
   2,228    Electronic Arts, Inc. *+..........................      126,138
     605    First Data Corp. .................................       24,297
     209    Google, Inc. *+...................................       61,360
   7,474    Microsoft Corp. ..................................      185,659
   3,506    Oracle Corp. *....................................       46,281
   1,699    Pixar, Inc. *+....................................       85,025
   4,972    Yahoo!, Inc. *....................................      172,293
                                                                -----------
                                                                    765,826
                                                                -----------
            TRANSPORTATION -- 6.6%
   1,486    ACE Aviation Holdings, Inc. *.....................       48,342
 106,729    Air China Ltd. *+B................................       35,905
   4,118    Boeing Co. (The)..................................      271,768
     729    Carnival Corp. ...................................       39,751
   2,086    Royal Caribbean Cruises Ltd. .....................      100,889

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
            TRANSPORTATION -- (CONTINUED)
   8,154    Toyota Motor Corp. B..............................  $   290,978
   2,539    US Airways New Company Bo.........................       41,887
                                                                    829,520
                                                                -----------
            Total common stocks (cost $11,176,996)............  $12,532,391
                                                                -----------
WARRANTS -- 0.6%
            COMMUNICATIONS -- 0.6%
   7,677    ICICI Bank Ltd. @.................................  $    76,461
                                                                -----------
            Total warrants
              (cost $63,151)..................................  $    76,461
                                                                -----------
SHORT-TERM SECURITIES -- 6.9%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 6.5%
 827,793    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $   827,793
                                                                -----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.4%
 $11,347    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    11,347
   5,785    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................        5,785
   5,784    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................        5,784
   2,361    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................        2,361
  24,918    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................       24,918
                                                                -----------
                                                                     50,195
                                                                -----------
            Total short-term securities (cost $877,988).......  $   877,988
                                                                -----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $12,118,135) O -- 105.8%........................   13,486,840
            OTHER ASSETS, LESS LIABILITIES -- (5.8%)..........     (734,551)
                                                                -----------
            NET ASSETS -- 100%................................  $12,752,289
                                                                ===========

Note: Market value of investments in foreign securities represents 28.9% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

     registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $76,461 or 0.6% of net assets.

 o   Private placement.
  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $2,172,501, which represents 17.0% of the total net assets.
  O At June 30, 2005, the cost of securities for federal income tax purposes is $12,131,763 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation......................  $1,663,166
      Unrealized depreciation......................    (308,089)
                                                     ----------
      Net unrealized appreciation..................  $1,355,077
                                                     ==========

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               76.9%
---------------------------------------------------------------
Canada                                                  5.7
---------------------------------------------------------------
Japan                                                   4.4
---------------------------------------------------------------
South Korea                                             3.5
---------------------------------------------------------------
United Kingdom                                          2.4
---------------------------------------------------------------
Switzerland                                             2.3
---------------------------------------------------------------
Brazil                                                  2.2
---------------------------------------------------------------
France                                                  1.6
---------------------------------------------------------------
Italy                                                   1.5
---------------------------------------------------------------
Mexico                                                  1.2
---------------------------------------------------------------
Taiwan                                                  1.1
---------------------------------------------------------------
Israel                                                  1.0
---------------------------------------------------------------
Australia                                               0.8
---------------------------------------------------------------
Hong Kong                                               0.5
---------------------------------------------------------------
Greece                                                  0.4
---------------------------------------------------------------
China                                                   0.3
---------------------------------------------------------------
Other Assets and Liabilities                           (5.8)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                  TRANSACTION          VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                  -----------         -------         --------         --------         --------------
Australian Dollar                               Sell             $24,748         $24,747          7/5/2005               (1)
Australian Dollar                               Sell               5,033           5,027          7/5/2005               (6)
Australian Dollar                               Sell               1,305           1,313          7/1/2005                8
EURO                                             Buy               8,507           8,497          7/1/2005               10
EURO                                             Buy              12,391          12,355          7/1/2005               36
Swiss Franc                                     Sell               7,271           7,279          7/1/2005                8
Swiss Franc                                     Sell               1,327           1,329          7/5/2005                2
                                                                                                                        ---
                                                                                                                        $57
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD DISCIPLINED EQUITY HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 96.3%
            BANKS -- 9.7%
     889    Bank of America Corp. ............................  $   40,552
     168    Capital One Financial Corp. ......................      13,450
     980    Citigroup, Inc. ..................................      45,294
     248    Countrywide Financial Corp. ......................       9,571
     114    National City Corp. ..............................       3,903
                                                                ----------
                                                                   112,770
                                                                ----------
            BUSINESS SERVICES -- 2.2%
     398    Accenture Ltd. *..................................       9,025
     298    Cendant Corp. ....................................       6,666
     118    Omnicom Group, Inc. ..............................       9,419
                                                                ----------
                                                                    25,110
                                                                ----------
            COMMUNICATIONS -- 4.0%
     120    CenturyTel, Inc. .................................       4,169
     652    Motorola, Inc. ...................................      11,898
     197    Nextel Communications, Inc., Class A *............       6,355
      92    Scientific-Atlanta, Inc.  +.......................       3,054
     656    Sprint Corp.-FON Group  +.........................      16,446
     148    XM Satellite Radio Holdings, Inc. *+..............       4,975
                                                                ----------
                                                                    46,897
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 3.7%
     442    Dell, Inc. *......................................      17,471
     238    International Business Machines Corp. ............      17,689
     166    Pitney Bowes, Inc. ...............................       7,216
                                                                ----------
                                                                    42,376
                                                                ----------
            CONSTRUCTION -- 3.3%
     121    Centex Corp. .....................................       8,577
     689    Horton (D.R.), Inc. ..............................      25,894
      60    Lennar Corp. .....................................       3,782
                                                                ----------
                                                                    38,253
                                                                ----------
            CONSUMER NON-DURABLES -- 4.9%
     360    Gillette Co. (The)................................      18,222
     349    McKesson Corp. ...................................      15,636
     162    Procter & Gamble Co. (The)........................       8,551
     428    Supervalu, Inc. ..................................      13,954
                                                                ----------
                                                                    56,363
                                                                ----------
            DRUGS -- 8.4%
     339    Abbott Laboratories +.............................      16,590
     213    Amgen, Inc. *.....................................      12,896
      61    Cephalon, Inc. *+.................................       2,409
     147    Forest Laboratories, Inc. *.......................       5,695
     257    Genzyme Corp. *...................................      15,431
     317    Gilead Sciences, Inc. *...........................      13,945
     591    King Pharmaceuticals, Inc. *......................       6,160
     546    Pfizer, Inc. .....................................      15,049
     200    Wyeth.............................................       8,909
                                                                ----------
                                                                    97,084
                                                                ----------
            ELECTRONICS -- 7.1%
     993    Cisco Systems, Inc. *.............................      18,973
     434    General Electric Co. .............................      15,053
     949    Intel Corp. ......................................      24,723

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            ELECTRONICS -- (CONTINUED)
     850    Texas Instruments, Inc. ..........................  $   23,854
                                                                ----------
                                                                    82,603
                                                                ----------
            ENERGY & SERVICES -- 10.5%
     315    Chevron Corp. ....................................      17,598
     542    ConocoPhillips....................................      31,183
     172    Devon Energy Corp. ...............................       8,697
     266    ExxonMobil Corp. .................................      15,276
     345    Occidental Petroleum Corp. .......................      26,502
      72    Unocal Corp. .....................................       4,658
     219    Valero Energy Corp. ..............................      17,349
                                                                ----------
                                                                   121,263
                                                                ----------
            EXCHANGE TRADED FUNDS -- 0.2%
      21    Standard & Poor's Depositary Receipts Trust Series
              1 +.............................................       2,442
                                                                ----------
            FINANCIAL SERVICES -- 2.0%
     228    Goldman Sachs Group, Inc. ........................      23,230
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 5.3%
     530    Altria Group, Inc. ...............................      34,294
     472    Archer-Daniels-Midland Co. .......................      10,093
     377    UST, Inc. ........................................      17,196
                                                                ----------
                                                                    61,583
                                                                ----------
            FOREST & PAPER PRODUCTS -- 3.6%
     379    Kimberly-Clark Corp. .............................      23,722
     291    Weyerhaeuser Co. .................................      18,514
                                                                ----------
                                                                    42,236
                                                                ----------
            HEALTH SERVICES -- 2.2%
     453    HCA, Inc. ........................................      25,666
                                                                ----------
            INSURANCE -- 6.8%
     283    Ace Ltd. .........................................      12,670
      91    Aetna, Inc. ......................................       7,503
      22    Everest Re Group Ltd. ............................       2,018
     184    Humana, Inc. *....................................       7,292
     231    MBIA, Inc. .......................................      13,712
     510    St. Paul Travelers Cos., Inc. (The)...............      20,164
     226    UnumProvident Corp. +.............................       4,133
     150    XL Capital Ltd., Class A +........................      11,178
                                                                ----------
                                                                    78,670
                                                                ----------
            MACHINERY -- 3.0%
     290    Ingersoll Rand Co., Ltd. .........................      20,663
     219    Parker-Hannifin Corp. ............................      13,599
                                                                ----------
                                                                    34,262
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.4%
     163    Comcast Corp., Class A *+.........................       5,018
   1,104    Time Warner, Inc. *...............................      18,443
     489    Viacom, Inc., Class B +...........................      15,648
                                                                ----------
                                                                    39,109
                                                                ----------
            RETAIL -- 2.0%
      86    Abercrombie & Fitch Co. ..........................       5,894
     296    McDonald's Corp. .................................       8,203

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
     378    TJX Cos., Inc. (The)..............................  $    9,204
                                                                ----------
                                                                    23,301
                                                                ----------
            SOFTWARE & SERVICES -- 5.9%
     464    First Data Corp. .................................      18,611
   1,389    Microsoft Corp. ..................................      34,491
   1,152    Oracle Corp.*.....................................      15,209
                                                                ----------
                                                                    68,311
                                                                ----------
            TRANSPORTATION -- 3.6%
     113    General Dynamics Corp. ...........................      12,400
     574    United Technologies Corp. ........................      29,495
                                                                ----------
                                                                    41,895
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 0.7%
     122    Federal Home Loan Mortgage Corp. .................       7,971
                                                                ----------
            UTILITIES -- 3.8%
      85    Ameren Corp. .....................................       4,678
     253    American Electric Power Co., Inc. +...............       9,317
     347    Exelon Corp. .....................................      17,805
     470    Waste Management, Inc. ...........................      13,308
                                                                    45,108
                                                                ----------
            Total common stocks
              (cost $1,011,947)...............................  $1,116,503
                                                                ----------
SHORT-TERM SECURITIES -- 8.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.7%
  54,063    BNY Institutional Cash Reserves Fund..............  $   54,063
       2    Evergreen Institutional Money Market Fund.........           2
                                                                ----------
                                                                    54,065
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 3.8%
 $10,002    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $   10,002
   5,099    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       5,099
   5,099    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       5,099

PRINCIPAL                                                           MARKET
 AMOUNT                                                         VALUE VALUE #
---------                                                       --------------
            REPURCHASE AGREEMENT -- (CONTINUED)
 $ 2,081    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................    $    2,081
  21,965    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................        21,965
                                                                  ----------
                                                                      44,246
                                                                  ----------
            REPURCHASE AGREEMENTS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.3%
   3,202    Lehman Brothers Joint Repurchase Agreement (See
              Note 2(d))
              3.25% due 07/01/05..............................         3,202
                                                                  ----------
            Total short-term securities
              (cost $101,513).................................    $  101,513
                                                                  ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,113,460) O -- 105.0%.............     1,218,016
            OTHER ASSETS, LESS LIABILITIES -- (5.0%)..........       (58,511)
                                                                  ----------
            NET ASSETS -- 100%................................    $1,159,505
                                                                  ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,116,929 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $126,935
      Unrealized depreciation........................   (25,848)
                                                       --------
      Net unrealized appreciation....................  $101,087
                                                       ========

  ++ The Fund had 532 Emini Standard & Poor's 500 September 2005
     Futures contracts open as of June 30, 2005. These contracts had a value of $31,800 as of June 30, 2005 and were collateralized by $3,232 of cash.

The accompanying notes are an integral part of this financial statement.

 HARTFORD DIVIDEND AND GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 97.0%
            BANKS -- 9.2%
   3,030    Bank of America Corp. ............................  $  138,203
   3,762    Citigroup, Inc. ..................................     173,930
   2,309    MBNA Corp. .......................................      60,409
   1,541    Morgan (J.P.) Chase & Co. ........................      54,416
     459    PNC Financial Services Group, Inc. ...............      24,997
   1,461    State Street Corp. ...............................      70,498
   1,698    Synovus Financial Corp. ..........................      48,693
                                                                ----------
                                                                   571,146
                                                                ----------
            CHEMICALS -- 3.3%
     923    Avery Dennison Corp. .............................      48,882
     977    Rohm & Haas Co. ..................................      45,265
   2,639    du Pont (E.I.) de Nemours & Co. ..................     113,517
                                                                ----------
                                                                   207,664
                                                                ----------
            COMMUNICATIONS -- 6.2%
     897    BellSouth Corp. +.................................      23,831
   4,677    Motorola, Inc. ...................................      85,404
   4,336    SBC Communications, Inc. +........................     102,985
     877    Sony Corp., ADR...................................      30,204
   2,158    Sprint Corp.-FON Group +..........................      54,154
   2,553    Verizon Communications, Inc. +....................      88,222
                                                                ----------
                                                                   384,800
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 3.2%
   2,036    EMC Corp. *.......................................      27,907
     864    Hewlett-Packard Co. ..............................      20,315
   1,358    International Business Machines Corp. ............     100,786
   1,231    Pitney Bowes, Inc. ...............................      53,597
                                                                ----------
                                                                   202,605
                                                                ----------
            CONSUMER NON-DURABLES -- 2.8%
     643    Colgate-Palmolive Co. ............................      32,067
     912    Gillette Co. (The)................................      46,159
     687    Procter & Gamble Co. (The) +......................      36,213
     688    Tyco International Ltd. +.........................      20,095
   2,856    Xerox Corp. *+....................................      39,381
                                                                ----------
                                                                   173,915
                                                                ----------
            DRUGS -- 8.2%
   2,786    Abbott Laboratories...............................     136,557
   1,460    AstraZeneca PLC, ADR..............................      60,248
   1,466    Eli Lilly & Co. ..................................      81,671
     761    Novartis AG ADR...................................      36,121
   1,675    Pfizer, Inc. .....................................      46,190
   4,327    Schering-Plough Corp. ............................      82,467
   1,498    Wyeth.............................................      66,661
                                                                ----------
                                                                   509,915
                                                                ----------
            ELECTRONICS -- 4.4%
     677    Emerson Electric Co. .............................      42,369
   2,739    General Electric Co. .............................      94,899
   2,395    Texas Instruments, Inc. ..........................      67,236
     991    Whirlpool Corp. +.................................      69,465
                                                                ----------
                                                                   273,969
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            ENERGY & SERVICES -- 16.1%
     708    Anadarko Petroleum Corp. .........................  $   58,170
   1,342    BP PLC, ADR.......................................      83,733
   2,511    Chevron Corp. +...................................     140,421
     376    ConocoPhillips....................................      21,628
   3,974    Encana Corp. +....................................     157,313
   3,716    ExxonMobil Corp. .................................     213,534
     423    Occidental Petroleum Corp. .......................      32,511
   1,489    Royal Dutch Petroleum Co., NY Shares..............      96,643
     821    Schlumberger Ltd. ................................      62,332
   1,195    Total S.A., ADR +.................................     139,612
                                                                ----------
                                                                 1,005,897
                                                                ----------
            FINANCIAL SERVICES -- 1.9%
   1,153    Merrill Lynch & Co., Inc. ........................      63,427
     687    UBS AG............................................      53,514
                                                                ----------
                                                                   116,941
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.3%
   1,612    Altria Group, Inc. ...............................     104,206
   1,645    Coca-Cola Co. (The)...............................      68,683
   1,135    Coca-Cola Enterprises, Inc. ......................      24,986
   1,047    General Mills, Inc. ..............................      48,975
   1,310    Tyson Foods, Inc. ................................      23,318
                                                                ----------
                                                                   270,168
                                                                ----------
            FOREST & PAPER PRODUCTS -- 3.7%
   1,758    Abitibi-Consolidated, Inc. .......................       7,875
     454    Bowater, Inc. +...................................      14,686
   1,722    International Paper Co. ..........................      52,031
     964    Kimberly-Clark Corp. .............................      60,337
   1,474    Weyerhaeuser Co. +................................      93,820
                                                                ----------
                                                                   228,749
                                                                ----------
            INSURANCE -- 5.3%
     830    Ace Ltd. .........................................      37,217
   1,322    American International Group, Inc. ...............      76,785
     916    MBIA, Inc. +......................................      54,340
   1,204    Marsh & McLennan Cos., Inc. ......................      33,348
   1,012    Metlife, Inc. ....................................      45,488
   1,130    XL Capital Ltd., Class A..........................      84,124
                                                                ----------
                                                                   331,302
                                                                ----------
            MACHINERY -- 3.0%
     506    Caterpillar, Inc. ................................      48,255
   1,037    Deere & Co. ......................................      67,933
   1,136    Parker-Hannifin Corp. ............................      70,468
                                                                ----------
                                                                   186,656
                                                                ----------
            MEDIA & ENTERTAINMENT -- 4.0%
   1,124    Comcast Corp. *...................................      33,649
   1,276    Comcast Corp., Class A *+.........................      39,187
     624    Gannett Co., Inc. ................................      44,385
     495    New York Times Co. (The), Class A +...............      15,419
   4,168    Time Warner, Inc. *...............................      69,651
   1,096    Viacom, Inc., Class B.............................      35,084
     805    Warner Music Group Corp. *+.......................      13,038
                                                                ----------
                                                                   250,413
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.7%
   1,239    Baxter International, Inc. .......................  $   45,974
                                                                ----------
            METALS, MINERALS & MINING -- 2.5%
   2,184    Alcoa, Inc. ......................................      57,068
   1,319    Companhia Vale do Rio Doce ADR....................      38,634
     505    Rio Tinto PLC, ADR................................      61,606
                                                                ----------
                                                                   157,308
                                                                ----------
            RETAIL -- 3.0%
   1,722    Family Dollar Stores, Inc. .......................      44,955
   2,937    McDonald's Corp. .................................      81,505
   1,341    TJX Cos., Inc. (The) +............................      32,661
     443    Wal-Mart Stores, Inc. ............................      21,338
     168    Yum! Brands, Inc. ................................       8,735
                                                                ----------
                                                                   189,194
                                                                ----------
            SOFTWARE & SERVICES -- 1.3%
   3,334    Microsoft Corp. ..................................      82,817
                                                                ----------
            TRANSPORTATION -- 6.7%
   2,114    CSX Corp. ........................................      90,196
     420    Canadian Pacific Railway Ltd. +...................      14,486
     778    General Dynamics Corp. ...........................      85,167
     632    Genuine Parts Co. +...............................      25,981
     659    Honeywell International, Inc. ....................      24,143
     472    Norfolk Southern Corp. ...........................      14,616
   2,583    Southwest Airlines Co. +..........................      35,983
   1,297    Union Pacific Corp. ..............................      84,059
     846    United Technologies Corp. ........................      43,463
                                                                ----------
                                                                   418,094
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.1%
     985    Federal Home Loan Mortgage Corp. .................      64,245
                                                                ----------
            UTILITIES -- 6.1%
     459    Dominion Resources, Inc. +........................      33,657
   2,208    Exelon Corp. +....................................     113,348
   1,670    FPL Group, Inc. +.................................      70,257
     865    Pinnacle West Capital Corp. ......................      38,454
   1,081    Progress Energy, Inc. +...........................      48,909
   2,528    Waste Management, Inc. ...........................      71,641
                                                                ----------
                                                                   376,266
                                                                ----------
            Total common stocks
              (cost $5,320,960)...............................  $6,048,038
                                                                ----------
SHORT-TERM SECURITIES -- 12.5%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.4%
 58,8610    BNY Institutional Cash Reserves Fund..............  $  588,610
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENTS -- 3.1%
 $43,664    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $   43,664
  22,260    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................      22,260
  22,260    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................      22,260
   9,084    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       9,084
  95,889    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................      95,889
                                                                ----------
                                                                   193,157
                                                                ----------
            Total short-term securities
              (cost $781,767).................................  $  781,767
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $6,102,727) O -- 109.5%.........................   6,829,805
            OTHER ASSETS, LESS LIABILITIES -- (9.5%)..........    (593,303)
                                                                ----------
            NET ASSETS -- 100%................................  $6,236,502
                                                                ==========

Note: Market value of investments in foreign securities represents 12.4% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  O At June 30, 2005, the cost of securities for federal income tax purposes is $6,113,621 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 909,912
      Unrealized depreciation.......................   (193,728)
                                                      ---------
      Net unrealized appreciation...................  $ 716,184
                                                      =========

The accompanying notes are an integral part of this financial statement.

 HARTFORD EQUITY INCOME HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 98.1%
            BANKS -- 25.1%
    263     Bank of America Corp. ............................  $ 11,995
    250     Citigroup, Inc. ..................................    11,552
     39     Comerica, Inc. ...................................     2,248
     63     MBNA Corp. .......................................     1,656
    152     Morgan (J.P.) Chase & Co. ........................     5,376
    177     National City Corp. ..............................     6,055
    115     PNC Financial Services Group, Inc. ...............     6,262
    111     SunTrust Banks, Inc. .............................     7,985
     83     U.S. Bancorp......................................     2,409
     49     Wachovia Corp. ...................................     2,438
     37     Washington Mutual, Inc. ..........................     1,493
     90     Wells Fargo & Co. ................................     5,526
                                                                --------
                                                                  64,995
                                                                --------
            CHEMICALS -- 7.6%
     45     Air Products & Chemicals, Inc. ...................     2,707
    170     Dow Chemical Co. (The)............................     7,576
     51     PPG Industries, Inc. .............................     3,208
    141     du Pont (E.I.) de Nemours & Co. ..................     6,073
                                                                --------
                                                                  19,564
                                                                --------
            COMMUNICATIONS -- 5.7%
     59     AT&T Corp. .......................................     1,114
    120     BellSouth Corp. ..................................     3,201
    239     SBC Communications, Inc. .........................     5,684
    103     Sprint Corp.-FON Group............................     2,584
     62     Verizon Communications, Inc. .....................     2,151
                                                                --------
                                                                  14,734
                                                                --------
            DRUGS -- 5.7%
     93     Abbott Laboratories...............................     4,538
    122     Pfizer, Inc. .....................................     3,361
    156     Wyeth.............................................     6,930
                                                                --------
                                                                  14,829
                                                                --------
            ELECTRICAL EQUIPMENT -- 0.9%
     49     Rockwell Automation, Inc. ........................     2,396
                                                                --------
            ELECTRONICS -- 2.1%
     87     Emerson Electric Co. .............................     5,479
                                                                --------
            ENERGY & SERVICES -- 12.4%
     88     BP PLC, ADR.......................................     5,498
    207     ConocoPhillips....................................    11,873
    209     ExxonMobil Corp. .................................    12,022
     44     Shell Transport & Trading Co., PLC, ADR...........     2,534
                                                                --------
                                                                  31,927
                                                                --------
            FINANCIAL SERVICES -- 2.5%
    119     Merrill Lynch & Co., Inc. ........................     6,563
                                                                --------
            FOOD, BEVERAGE & TOBACCO -- 5.0%
     89     Altria Group, Inc. ...............................     5,737
     56     General Mills, Inc. ..............................     2,599
     50     Heinz (H.J.) Co. .................................     1,761
     61     Kellogg Co. ......................................     2,731
                                                                --------
                                                                  12,828
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            FOREST & PAPER PRODUCTS -- 2.3%
     64     Kimberly-Clark Corp. .............................  $  3,988
     29     Weyerhaeuser Co. .................................     1,841
                                                                --------
                                                                   5,829
                                                                --------
            INSURANCE -- 4.8%
     62     Ace Ltd. .........................................     2,772
     55     Chubb Corp. (The).................................     4,703
     66     XL Capital Ltd., Class A..........................     4,927
                                                                --------
                                                                  12,402
                                                                --------
            MACHINERY -- 4.7%
    128     Caterpillar, Inc. ................................    12,224
                                                                --------
            MEDIA & ENTERTAINMENT -- 1.0%
     37     Gannett Co., Inc. ................................     2,634
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 1.6%
    110     Baxter International, Inc. .......................     4,094
                                                                --------
            METALS, MINERALS & MINING -- 2.5%
    245     Alcoa, Inc. ......................................     6,393
                                                                --------
            REAL ESTATE INVESTMENT TRUST -- 0.3%
     19     General Growth Properties, Inc. ..................       785
                                                                --------
            UTILITIES -- 13.9%
     55     Consolidated Edison, Inc. ........................     2,567
     25     Constellation Energy Group, Inc. .................     1,436
    113     Dominion Resources, Inc. .........................     8,267
     58     Entergy Corp. ....................................     4,397
    130     Exelon Corp. .....................................     6,659
    160     FPL Group, Inc. ..................................     6,714
     39     Scana Corp. ......................................     1,679
     74     Southern Co. (The)................................     2,569
     19     TXU Corp. ........................................     1,554
                                                                --------
                                                                  35,842
                                                                --------
            Total common stocks
              (cost $246,283).................................  $253,518
                                                                --------
PRINCIPAL
AMOUNT
---------
SHORT-TERM SECURITIES -- 1.8%
            REPURCHASE AGREEMENT -- 1.8%
 $1,056     Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $  1,056
    538     Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       538
    538     J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       538
    220     UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       220

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
AMOUNT                                                          VALUE #
---------                                                       --------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENT -- (CONTINUED)
 $2,318     UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................  $  2,318
                                                                --------
                                                                   4,670
                                                                --------
            Total short-term securities
              (cost $4,670)...................................  $  4,670
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $250,953) O -- 99.9%................   258,188
            OTHER ASSETS, LESS LIABILITIES -- 0.1%............       259
                                                                --------
            NET ASSETS -- 100%................................  $258,447
                                                                ========

Note: Market value of investments in foreign securities represents 3.1% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $251,039 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $11,325
      Unrealized depreciation.........................   (4,176)
                                                        -------
      Net unrealized appreciation.....................  $ 7,149
                                                        =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD FOCUS HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE #
---------                                                       -------
COMMON STOCKS -- 96.9%
            BANKS -- 12.2%
    55      Bank of America Corp. ............................  $ 2,495
    56      Citigroup, Inc. ..................................    2,603
    80      MBNA Corp. .......................................    2,090
    58      State Street Corp. ...............................    2,818
                                                                -------
                                                                 10,006
                                                                -------
            BUSINESS SERVICES -- 3.4%
   122      Accenture Ltd. *..................................    2,770
                                                                -------
            CHEMICALS -- 1.0%
    18      Dow Chemical Co. (The)............................      784
                                                                -------
            COMMUNICATIONS -- 9.0%
   119      AT&T Corp. .......................................    2,270
   106      Motorola, Inc. ...................................    1,936
    64      Sprint Corp.-FON Group............................    1,603
    47      XM Satellite Radio Holdings, Inc. *...............    1,589
                                                                -------
                                                                  7,398
                                                                -------
            CONSUMER NON-DURABLES -- 4.0%
    62      Procter & Gamble Co. (The)........................    3,249
                                                                -------
            DRUGS -- 11.8%
    50      Amgen, Inc. *.....................................    3,029
    56      Eli Lilly & Co. ..................................    3,092
    75      Pfizer, Inc. .....................................    2,066
    37      Sanofi-Synthelabo S.A., ADR.......................    1,500
                                                                -------
                                                                  9,687
                                                                -------
            ELECTRONICS -- 8.1%
   166      Cisco Systems, Inc. *.............................    3,178
    75      General Electric Co. .............................    2,599
     2      Samsung Electronics Co., Ltd. B...................      849
                                                                -------
                                                                  6,626
                                                                -------
            ENERGY & SERVICES -- 9.2%
    55      ConocoPhillips....................................    3,185
    36      Occidental Petroleum Corp. .......................    2,746
    22      Schlumberger Ltd. ................................    1,640
                                                                -------
                                                                  7,571
                                                                -------
            EXCHANGE TRADED FUNDS -- 1.1%
     8      Standard & Poor's Depositary Receipts Trust Series
              1...............................................      917
                                                                -------
            FINANCIAL SERVICES -- 1.9%
    15      Goldman Sachs Group, Inc. ........................    1,551
                                                                -------
            FOOD, BEVERAGE & TOBACCO -- 2.6%
    51      Coca-Cola Co. (The)...............................    2,108
                                                                -------
            INSURANCE -- 3.9%
    38      American International Group, Inc. ...............    2,214
    24      Marsh & McLennan Cos., Inc. ......................      676
     8      St. Paul Travelers Cos., Inc. (The)...............      316
                                                                -------
                                                                  3,206
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE #
---------                                                       -------
            MACHINERY -- 3.3%
    57      Applied Materials, Inc. ..........................  $   919
    19      Caterpillar, Inc. ................................    1,763
                                                                -------
                                                                  2,682
                                                                -------
            MEDIA & ENTERTAINMENT -- 2.7%
   132      Time Warner, Inc. *...............................    2,212
                                                                -------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.6%
    42      Medtronic, Inc. ..................................    2,160
                                                                -------
            METALS, MINERALS & MINING -- 1.8%
    56      Alcoa, Inc. ......................................    1,463
                                                                -------
            RETAIL -- 5.3%
    13      Federated Department Stores, Inc. ................      945
    88      Home Depot, Inc. (The)............................    3,423
                                                                -------
                                                                  4,368
                                                                -------
            SOFTWARE & SERVICES -- 5.9%
    15      Electronic Arts, Inc. *...........................      860
   129      Microsoft Corp. ..................................    3,194
    24      Yahoo!, Inc. *....................................      817
                                                                -------
                                                                  4,871
                                                                -------
            TRANSPORTATION -- 7.1%
    27      Boeing Co. (The)..................................    1,802
    20      Lockheed Martin Corp. ............................    1,304
    44      Toyota Motor Corp. B..............................    1,584
    24      United Technologies Corp. ........................    1,232
                                                                -------
                                                                  5,922
                                                                -------
            Total common stocks (cost $75,903)................  $79,551
                                                                -------
PRINCIPAL
AMOUNT
---------
SHORT-TERM SECURITIES -- 2.0%
            REPURCHASE AGREEMENT -- 2.0%
  $366      Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $   366
   186      Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................      186
   186      J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................      186
    76      UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       76

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE #
---------                                                       -------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENT -- (CONTINUED)
  $803      UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................  $   803
                                                                -------
                                                                  1,617
                                                                -------
            Total short-term securities (cost $1,617).........  $ 1,617
                                                                -------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $77,520) O -- 98.9%.............................   81,168
            OTHER ASSETS, LESS LIABILITIES -- 1.1%............      924
                                                                -------
            NET ASSETS -- 100%................................  $82,092
                                                                =======

Note: Market value of investments in foreign securities represents 4.7% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $2,433, which represents 3.0% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $78,578 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 4,288
      Unrealized depreciation.........................   (1,698)
                                                        -------
      Net unrealized appreciation.....................  $ 2,590
                                                        =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT I                                                         VALUE #
---------                                                        ---------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.3%
             FINANCIAL SERVICES -- 7.3%
$      200   AESOP Funding II LLC, Series 2002-1A, Class A1 @
               3.85% due 10/20/06..............................  $     200
       300   Aire Valley Mortgages PLC, Series 2004-1A, Class
               1A @ 3.26% due 09/20/05.........................        300
       554   AmeriCredit Automobile Receivables Trust, Series
               2004-DF, Class A2
               2.53% due 03/06/08..............................        551
       521   American Express Credit Account Master Trust,
               Series 2005-3, Class A
               3.216% due 01/15/11.............................        521
       224   AmeriCredit Automobile Receivables Trust, Series
               2004-CA, Class A2
               2.39% due 11/06/07..............................        224
       151   Ameriquest Mortgage Securities, Inc., Series
               2005-R1, Class A3A
               3.414% due 03/25/35.............................        151
       230   Arms II, Series GL, Class A
               3.609% due 09/10/34.............................        230
     1,185   BMW Vehicle Owner Trust, Series 2005-A, Class A2
               3.66% due 12/26/07..............................      1,184
       500   Bank One Issuance Trust, Series 2003-A10, Class
               A10
               3.33% due 06/15/11..............................        502
       450   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2001-TOP4, Class A3
               5.61% due 11/15/33..............................        478
       595   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2003-T12, Class A4
               4.68% due 08/13/39..............................        604
       450   CS First Boston Mortgage Securities Corp., Series
               2003-C3, Class A5
               3.936% due 05/15/38.............................        434
       530   Capital Auto Receivables Asset Trust, Series
               2003-3, Class A2B
               3.28% due 10/16/06..............................        530
       381   Capital One Prime Auto Receivables Trust, Series
               2004-2, Class A2
               2.43% due 02/15/07..............................        379
       475   Carmax Auto Owner Trust, Series 2005-1, Class A2
               3.78% due 02/15/08..............................        475
       265   Chase Issuance Trust, Series 2004-A10, Class A10
               3.24% due 07/15/10..............................        265
       460   Collegiate Funding Services Education Loan Trust
               I, Series 2005-A, Class A1
               3.498% due 09/09/14.............................        460
       135   Crusade Global Trust, Series 2003-1, Class A
               3.35% due 01/17/34..............................        135

PRINCIPAL                                                         MARKET
 AMOUNT I                                                         VALUE #
---------                                                        ---------
             FINANCIAL SERVICES -- (CONTINUED)
$      249   Crusade Global Trust, Series 2003-2, Class A
               3.62% due 09/18/34..............................  $     249
       109   Crusade Global Trust, Series 2004-1, Class A1
               3.30% due 01/16/35..............................        109
       320   Crusade Global Trust, Series 2005-1, Class A1
               3.481% due 06/17/37.............................        320
       894   Daimler Chrysler Auto Trust, Series 2004-C, Class
               A2
               2.62% due 06/08/07..............................        890
       670   Daimler Chrysler Master Owner Trust, Series
               2004-B, Class A
               3.23% due 08/15/09..............................        671
       285   Discover Card Master Trust I, Series 2004-1, Class
               A + 3.25% due 04/16/10..........................        285
       400   Discover Card Master Trust I, Series 2004-2, Class
               A1
               3.24% due 05/18/10..............................        399
       800   Discover Card Master Trust I, Series 2005-1, Class
               A
               3.23% due 09/16/10..............................        799
GBP    237   European Loan Conduit, Series 19A, Class A @ 5.17%
               due 11/01/29....................................        425
       850   Fleet Credit Card Master Trust II, Series 2003-A,
               Class A ++
               2.40% due 07/15/08..............................        844
     1,135   GE Capital Credit Card Master Note Trust, Series
               2004-1, Class A
               3.27% due 06/15/10..............................      1,136
       720   GE Commercial Equipment Financing LLC, Series
               2004-1, Class A2
               3.27% due 01/20/07..............................        720
       475   GE Commercial Equipment Financing LLC, Series
               2004-A, Class A2 @ 3.03% due 01/22/07...........        473
       379   GE Corporate Aircraft Financing LLC, Series
               2004-1A, Class A2 @ 3.484% due 09/25/13.........        379
       465   Gracechurch Card Funding PLC, Series 7, Class A
               3.24% due 11/16/09..............................        465
       269   Granite Mortgages PLC, Series 2002-1, Class 1A2
               3.305% due 07/20/19.............................        269
       173   Honda Auto Receivables Owner Trust, Series 2004-1,
               Class A3 + 3.403% due 11/21/06..................        173
     1,045   Honda Auto Receivables Owner Trust, Series 2004-3,
               Class A3 ++
               2.91% due 10/20/08..............................      1,028

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT I                                                         VALUE #
---------                                                        ---------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)
$      555   Household Automotive Trust, Series 2003-1, Class
               A3
               3.305% due 12/17/07.............................  $     552
       480   MBNA Credit Card Master Note Trust, Series
               2001-C3, Class C3
               6.55% due 12/15/08..............................        492
       243   Medallion Trust, Series 2003-1G, Class A
               3.629% due 12/21/33.............................        243
       238   Medallion Trust, Series 2004-1G, Class A1
               3.424% due 05/25/35.............................        238
       643   Medallion Trust, Series 2005-1G, Class A1
               3.31% due 05/10/36..............................        643
       600   Morgan Stanley Dean Witter Capital I, Series
               2001-TOP3, Class A3
               6.20% due 07/15/33..............................        631
       839   National RMBS Trust, Series 2004-1, Class A1
               3.54% due 03/30/34..............................        839
       398   Navistar Financial Corp. Owner Trust, Series
               2004-B, Class A2
               2.72% due 12/15/07..............................        396
       750   Nelnet Education Loan Funding, Inc., Series
               2004-1A, Class A1A ** 3.364% due 05/25/19.......        750
       158   Nelnet Student Loan Trust, Series 2004-3, Class A1
               3.161% due 01/25/11.............................        158
       300   New Century Home Equity Loan Trust, Series 2005-1,
               Class A1MZ
               3.604% due 03/25/35.............................        300
       480   Nissan Auto Lease Trust, Series 2004-A, Class A3
               2.90% due 08/15/07..............................        475
       380   Nissan Auto Receivables Owner Trust, Series
               2005-A, Class A2
               3.22% due 01/16/07..............................        379
       445   Nissan Auto Receivables Owner Trust, Series
               2005-B, Class A2
               3.75% due 09/17/07..............................        445
       500   Nomura Asset Securities Corp., Series 1998-D6,
               Class A1B
               6.59% due 03/17/28..............................        531
       570   Prudential Commercial Mortgage Trust, Series
               2003-PWR1, Class A2
               4.493% due 02/11/36.............................        571
GBP     83   RMAC PLC, Series 2004-NS1A, Class A1A ** 4.969%
               due 12/20/20....................................        149
       371   RMAC PLC, Series 2005-NSIA, Class A1 @ 3.45% due
               12/12/18........................................        371
       669   USAA Auto Owner Trust, Series 2003-1, Class A3
               3.705% due 06/15/07.............................        665
       282   USAA Auto Owner Trust, Series 2004-2, Class A2
               2.41% due 02/15/07..............................        282

PRINCIPAL                                                         MARKET
 AMOUNT I                                                         VALUE #
---------                                                        ---------
             FINANCIAL SERVICES -- (CONTINUED)
$      705   USAA Auto Owner Trust, Series 2004-3, Class A2
               2.79% due 06/15/07..............................  $     702
       340   USAA Auto Owner Trust, Series 2005-1, Class A2
               3.55% due 09/17/07..............................        339
     1,090   USAA Auto Owner Trust, Series 2005-2, Class A2
               3.80% due 12/17/07..............................      1,089
       395   Volkswagen Credit Auto Master Trust, Series
               2000-1, Class A1
               3.415% due 08/20/07.............................        395
       341   WFS Financial Owner Trust, Series 2004-2, Class A2
               2.03% due 10/22/07..............................        340
       162   WFS Financial Owner Trust, Series 2004-4, Class A2
               2.50% due 12/17/07..............................        161
       603   Westpac Securitisation Trust, Series 2005-1G,
               Class A1
               3.522% due 03/23/36.............................        603
       147   Whole Auto Loan Trust, Series 2004-1, Class A2A
               2.59% due 05/15/07..............................        146
                                                                 ---------
                                                                    30,142
                                                                 ---------
             Total collateralized mortgage obligations (cost
               $30,084)........................................  $  30,142
                                                                 ---------
  SHARES
  ------
COMMON STOCKS -- 59.9%
             APPAREL & TEXTILE -- 1.7%
        20   Adidas-Salomon AG +B..............................  $   3,304
       500   Esprit Holdings Ltd. B............................      3,606
                                                                 ---------
                                                                     6,910
                                                                 ---------
             BANKS -- 4.9%
       115   Banco Bilbao Vizcayz Argentaria S.A. B............      1,768
       130   Bayerische Vereinsbank AG +B......................      3,383
        37   Citigroup, Inc. ..................................      1,711
        90   Countrywide Financial Corp. ......................      3,483
       103   Credit Suisse Group B.............................      4,052
        --   Mitsubishi Tokyo Financial
               Group, Inc. +B@@................................      2,192
        45   UBS AG +B.........................................      3,521
                                                                 ---------
                                                                    20,110
                                                                 ---------
             BUSINESS SERVICES -- 1.4%
       718   Capita Group PLC B................................      4,720
        13   Getty Images, Inc. *..............................        973
                                                                 ---------
                                                                     5,693
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                          VALUE #
  ------                                                         ---------
COMMON STOCKS -- (CONTINUED)
             COMMUNICATIONS -- 5.1%
     1,165   Carphone Warehouse Group PLC B....................  $   3,827
       109   Motorola, Inc. ...................................      1,994
       261   Nokia Corp., ADR..................................      4,335
       174   SES Global S.A. B.................................      2,614
       537   Sirius Satellite Radio, Inc. *+...................      3,477
     1,047   Telefonaktiebolaget LM Ericcson AB, B Shares B....      3,340
       662   Vodafone Group PLC B..............................      1,609
                                                                 ---------
                                                                    21,196
                                                                 ---------
             COMPUTERS & OFFICE EQUIPMENT -- 0.5%
        50   Dell, Inc. *......................................      1,979
                                                                 ---------
             CONSTRUCTION -- 1.2%
       128   Horton (D.R.), Inc. ..............................      4,810
                                                                 ---------
             CONSUMER DURABLES -- 0.9%
        16   LVMH Moet Hennessy Louis Vuitton S.A. B...........      1,257
       161   Nippon Electric Glass Co., Ltd. +B................      2,416
                                                                 ---------
                                                                     3,673
                                                                 ---------
             CONSUMER NON-DURABLES -- 1.3%
       103   Procter & Gamble Co. (The)........................      5,423
                                                                 ---------
             DRUGS -- 7.3%
       107   Abbott Laboratories...............................      5,259
        76   AstraZeneca PLC B.................................      3,147
        36   Genentech, Inc. *.................................      2,858
        41   Gilead Sciences, Inc. *...........................      1,795
       216   IVAX Corp. *......................................      4,648
        44   Merck KGaA........................................      3,528
        40   Roche Holdings AG B...............................      5,046
       197   Schering-Plough Corp. ............................      3,745
                                                                 ---------
                                                                    30,026
                                                                 ---------
             ELECTRONICS -- 6.2%
       375   AU Optronics Corp., ADR *+........................      6,356
     3,926   Chi Mei Optoelectronics Corp. B...................      6,084
       230   Cisco Systems, Inc. *.............................      4,386
        36   General Electric Co. .............................      1,230
        86   LG.Philips LCD Co., Ltd. *+B......................      3,956
        83   Matsushita Electric Industrial Co., Ltd. +B.......      1,254
       262   Taiwan Semiconductor Manufacturing Co., Ltd.,
               ADR.............................................      2,391
                                                                 ---------
                                                                    25,657
                                                                 ---------
             ENERGY & SERVICES -- 4.1%
        45   ConocoPhillips....................................      2,599
        72   Encana Corp. .....................................      2,856
        81   Ente Nazional Idrocarburi S.p.A. +B...............      2,077
        56   Halliburton Co. ..................................      2,697
        62   Petro-Canada......................................      4,029
        34   Valero Energy Corp. ..............................      2,706
                                                                 ---------
                                                                    16,964
                                                                 ---------

                                                                  MARKET
  SHARES                                                          VALUE #
  ------                                                         ---------
             FINANCIAL SERVICES -- 2.5%
        96   AXA S.A. +B.......................................  $   2,389
         5   Chicago Mercantile Exchange Holdings, Inc.
               (The)...........................................      1,448
         8   Goldman Sachs Group, Inc. ........................        796
         7   Orix Corp. B......................................      1,060
       261   Standard Chartered PLC B..........................      4,747
                                                                 ---------
                                                                    10,440
                                                                 ---------
             FOOD, BEVERAGE & TOBACCO -- 2.4%
        54   Altria Group, Inc. ...............................      3,505
         6   Groupe Danone +B..................................        524
        --   Japan Tobacco, Inc. B@@...........................      1,888
        25   Pernod-Ricard S.A. +B.............................      4,058
                                                                 ---------
                                                                     9,975
                                                                 ---------
             HEALTH SERVICES -- 0.5%
        37   HCA, Inc. ........................................      2,119
                                                                 ---------
             HOTELS & GAMING -- 0.7%
        51   Starwood Hotels & Resorts Worldwide, Inc. ........      3,005
                                                                 ---------
             INSURANCE -- 2.3%
        55   Aetna, Inc. ......................................      4,580
        22   American International Group, Inc. ...............      1,261
        21   Zurich Financial Services, AG B...................      3,558
                                                                 ---------
                                                                     9,399
                                                                 ---------
             MEDIA & ENTERTAINMENT -- 4.3%
     1,524   EMI Group PLC B...................................      6,912
        59   Grupo Televisa S.A. ..............................      3,651
       160   Vivendi Universal S.A. +B.........................      5,017
       135   Warner Music Group Corp. *+.......................      2,187
                                                                 ---------
                                                                    17,767
                                                                 ---------
             MEDICAL INSTRUMENTS & SUPPLIES -- 1.7%
       126   Baxter International, Inc. .......................      4,656
        71   Eisai Co., Ltd. B.................................      2,372
                                                                 ---------
                                                                     7,028
                                                                 ---------
             METALS, MINERALS & MINING -- 1.9%
        42   Companhia Vale do Rio Doce ADR....................      1,224
       404   Corning, Inc. *...................................      6,706
                                                                 ---------
                                                                     7,930
                                                                 ---------
             RETAIL -- 3.8%
        68   Best Buy Co., Inc. ...............................      4,641
     1,035   Koninklijke Ahold N.V. *B.........................      8,476
        18   Swatch Group AG B.................................      2,534
                                                                 ---------
                                                                    15,651
                                                                 ---------
             SOFTWARE & SERVICES -- 4.4%
        73   Electronic Arts, Inc. *...........................      4,155
        14   Google, Inc. *....................................      4,089
        73   Pixar, Inc. *.....................................      3,669
        15   SAP AG B..........................................      2,591
       105   Yahoo!, Inc. *....................................      3,631
                                                                 ---------
                                                                    18,135
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                          VALUE #
  ------                                                         ---------
COMMON STOCKS -- (CONTINUED)
             TRANSPORTATION -- 0.8%
        20   Boeing Co. (The)..................................  $   1,346
        53   British Airways PLC *B............................        247
        48   Ryanair Holdings PLC, ADR *+......................      2,134
                                                                 ---------
                                                                     3,727
                                                                 ---------
             Total common stocks (cost $235,221)...............  $ 247,617
                                                                 ---------
PRINCIPAL
AMOUNT I
---------
CORPORATE NOTES: INVESTMENT GRADE -- 32.0%
             BANKS -- 2.9%
EUR  2,000   Banesto Banco de Emisiones
               2.164% due 10/21/05.............................  $   2,420
$    1,150   HBOS Treasury Services PLC @ 4.00% due 09/15/09...      1,142
       310   HSBC Bank USA N.A.
               5.875% due 11/01/34.............................        338
EUR    800   Lloyds TSB Bank PLC
               5.25% due 07/14/08..............................      1,044
EUR    225   Nordea Bank Finland PLC
               5.75% due 03/26/14..............................        301
GBP    620   Northern Rock PLC
               4.999% due 01/31/06.............................      1,111
EUR    425   Oversea-Chinese Banking Corp. ** 7.25% due
               09/06/11........................................        630
EUR    400   RCI Banque S.A.
               2.307% due 01/04/06.............................        484
GBP    170   RWE Finance BV
               6.25% due 06/03/30..............................        355
     1,325   Royal Bank of Scotland Group PLC @ 3.30% due
               11/24/06........................................      1,325
     1,200   U.S. Bank N.A.
               3.187% due 07/28/06.............................      1,201
EUR  1,300   Unicredito Italiano Bank
               2.126% due 11/04/05.............................      1,573
                                                                 ---------
                                                                    11,924
                                                                 ---------
             COMMUNICATIONS -- 0.8%
GBP    150   France Telecom S.A.
               8.00% due 12/20/17..............................        340
EUR    230   OTE PLC
               5.00% due 08/05/13..............................        303
       440   Sprint Capital Corp.
               7.125% due 01/30/06.............................        447
       580   Sprint Capital Corp.
               7.625% due 01/30/11.............................        662
       625   Telecom Italia Capital S.A.
               6.375% due 11/15/33.............................        670
       500   Telefonica Europe BV
               7.75% due 09/15/10..............................        577
       375   Verizon New England, Inc.
               6.50% due 09/15/11..............................        408
                                                                 ---------
                                                                     3,407
                                                                 ---------
             DRUGS -- 0.2%
       940   Eli Lilly & Co.
               3.34% due 08/24/07..............................        940
                                                                 ---------

PRINCIPAL                                                         MARKET
AMOUNT I                                                          VALUE #
---------                                                        ---------
             ELECTRONICS -- 0.2%
$      630   General Electric Co.
               5.00% due 02/01/13..............................  $     650
                                                                 ---------
             ENERGY & SERVICES -- 0.2%
       130   Halliburton Co.
               4.65% due 10/17/05..............................        131
       525   Mizuho Financial Group Cayman Ltd. @ 5.79% due
               04/15/14........................................        552
                                                                 ---------
                                                                       683
                                                                 ---------
             FINANCIAL SERVICES -- 0.4%
       300   AIFUL Corp. @
               4.45% due 02/16/10..............................        297
       500   Berkshire Hathaway Finance Corp.
               3.18% due 01/11/08..............................        500
       144   Southern Capital Corp. @ 5.70% due 06/30/23.......        149
       875   VW Credit, Inc. @
               3.40% due 07/21/05..............................        875
                                                                 ---------
                                                                     1,821
                                                                 ---------
             FOOD, BEVERAGE & TOBACCO -- 0.3%
EUR    430   British American Tobacco International Finance PLC
               2.997% due 04/03/06.............................        523
       300   ConAgra Foods, Inc.
               6.00% due 09/15/06..............................        305
       450   Miller Brewing Co. ** 4.25% due 08/15/08..........        448
                                                                 ---------
                                                                     1,276
                                                                 ---------
             FOREIGN GOVERNMENTS -- 25.4%
AUD    300   Australia Government Bond
               5.25% due 08/15/10..............................        230
AUD    180   Australia Government Bond
               6.00% due 02/15/17..............................        147
AUD  9,770   Australia Government Bond
               6.00% due 02/15/17..............................      7,980
AUD 17,890   Australia Government Bond
               8.75% due 08/15/08..............................     15,029
EUR  3,300   Belgium Treasury Bill
               1.959% due 08/18/05.............................      3,983
EUR  4,050   Belgium Treasury Bill
               2.302% due 09/15/05.............................      4,877
EUR  4,700   Bundesrepublik Deutschland
               3.75% due 01/04/15..............................      5,993
EUR  2,960   Bundesrepublik Deutschland
               4.00% due 01/04/37..............................      3,775
EUR  3,635   Bundesrepublik Deutschland
               4.50% due 07/04/09..............................      4,761
CAD  2,435   Canadian Government Bond
               5.50% due 06/01/10..............................      2,180
CAD    365   Canadian Government Bond
               5.75% due 06/01/29..............................        362

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
AMOUNT I                                                          VALUE #
---------                                                        ---------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             FOREIGN GOVERNMENTS -- (CONTINUED)
EUR  4,035   Denmark Government Bond
               4.875% due 04/18/07.............................  $   5,119
DKK  3,676   Denmark Government Bond
               6.00% due 11/15/09..............................        686
EUR  5,330   Dutch Treasury Certificates
               2.01% due 07/29/05..............................      6,440
     1,050   Finland Government International Bond
               4.75% due 03/06/07..............................      1,062
EUR    400   France Government Bond OAT
               4.00% due 04/25/13..............................        520
EUR 10,595   France Treasury Bill
               1.04% due 07/21/05..............................     12,807
EUR  1,625   France Treasury Bill
               1.04% due 08/18/05..............................      1,961
ILS  6,090   Israel Government Bond
               7.50% due 03/31/14..............................      1,437
JPY548,750   Japan Government Bond
               1.40% due 06/22/09..............................      5,170
JPY311,300   Japan Government Bond
               1.40% due 09/20/11..............................      2,947
JPY370,600   Japan Government Bond
               1.40% due 09/20/11..............................      3,509
JPY120,600   Japan Government Bond
               1.50% due 09/20/14..............................      1,129
MXN 12,050   Mexican Bonds
               9.50% due 12/18/14..............................      1,127
NZD  3,375   New Zealand Government
               6.00% due 11/15/11..............................      2,379
       950   Russia Government International Bond @ 8.75% due
               07/24/05........................................        952
SGD  4,080   Singapore Government Bond
               2.625% due 04/01/10.............................      2,459
SGD  1,430   Singapore Government Bond
               4.00% due 03/01/07..............................        877
SGD  1,350   Singapore Government Bond
               4.375% due 01/15/09.............................        862
EUR  2,075   Spain Letras Del Tesoro
               1.913% due 08/19/05.............................      2,504
SEK 10,440   Swedish Government
               6.75% due 05/05/14..............................      1,737
                                                                 ---------
                                                                   105,001
                                                                 ---------
             FOREST & PAPER PRODUCTS -- 0.1%
EUR    325   International Paper Co.
               5.375% due 08/11/06.............................        406
             INSURANCE -- 0.4%
       960   Metlife, Inc.
               5.00% due 06/15/15..............................        974
       400   NAC RE Corp.
               7.15% due 11/15/05..............................        404
       250   St. Paul Travelers Cos., Inc. (The)
               5.75% due 03/15/07..............................        255
                                                                 ---------
                                                                     1,633
                                                                 ---------

PRINCIPAL                                                         MARKET
AMOUNT I                                                          VALUE #
---------                                                        ---------
             MACHINERY -- 0.3%
     1,300   Caterpillar Financial Services Corp.
               3.26% due 02/12/07..............................  $   1,300
                                                                 ---------
             MEDIA & ENTERTAINMENT -- 0.2%
       755   Harrah's Operating Co., Inc. @ 5.625% due
               06/01/15........................................        769
                                                                 ---------
             RETAIL -- 0.1%
GBP    215   McDonald's Corp.
               5.875% due 04/23/32.............................        422
                                                                 ---------
             TRANSPORTATION -- 0.2%
       450   Boeing Capital Corp.
               4.75% due 08/25/08..............................        458
                                                                 ---------
       485   DaimlerChrysler NA Holding Corp + 4.875% due
               06/15/10........................................        483
                                                                 ---------
                                                                       941
                                                                 ---------
             UTILITIES -- 0.3%
        95   Commonwealth Edison Co. + 6.15% due 03/15/12......        105
       350   FPL Group Capital, Inc. + 6.125% due 05/15/07.....        362
       300   NSTAR
               8.00% due 02/15/10..............................        344
       195   Virginia Electric & Power Co.
               5.375% due 02/01/07.............................        199
                                                                 ---------
                                                                     1,010
                                                                 ---------
             Total corporate notes: investment grade (cost
               $132,389).......................................  $ 132,183
                                                                 ---------
CORPORATE NOTES: NON-INVESTMENT GRADE -- 0.2%
             BANKS -- 0.1%
GBP    160   Northumbrian Water Finance PLC
               6.00% due 10/11/17..............................  $     312
                                                                 ---------
             FOREIGN GOVERNMENTS -- 0.1%
       529   Bulgaria Government International Bond
               3.75% due 07/28/12..............................        529
                                                                 ---------
             Total corporate notes: non-investment grade (cost
               $847)...........................................  $     841
                                                                 ---------
OPTIONS PUT PURCHASED -- 0.0%
             ISSUER/EXPIRATION DATE/ EXERCISE PRICE -- 0.0%
       960   Euro vs. Japanese Yen/ December 2005/116.60.......  $       1
                                                                 ---------
             Total options put purchased (cost $24)............  $       1
                                                                 ---------
U.S. GOVERNMENT AGENCIES -- 2.8%
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.3%
       646   4.483% due 04/01/29...............................  $     661
       446   5.50% due 08/01/19................................        458
                                                                 ---------
                                                                     1,119
                                                                 ---------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
AMOUNT I                                                          VALUE #
---------                                                        ---------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.1%
$    1,652   4.601% due 02/01/14...............................  $   1,691
     4,292   5.00% due 02/01/19 - 05/01/19.....................      4,343
     1,654   5.14% due 12/01/13................................      1,714
       418   5.50% due 04/01/34 - 05/01/34.....................        424
       470   6.50% due 12/01/10 - 11/01/13.....................        489
        11   7.00% due 02/01/29................................         12
                                                                 ---------
                                                                     8,673
                                                                 ---------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.4%
       638   6.00% due 11/15/28 - 04/15/33.....................        659
       157   6.50% due 09/15/28 - 10/15/28.....................        164
       788   7.50% due 11/15/27 - 07/15/29.....................        845
        94   8.00% due 10/15/29 - 12/15/30.....................        101
                                                                 ---------
                                                                     1,769
                                                                 ---------
             Total U.S. government agencies (cost $11,353).....  $  11,561
                                                                 ---------
U.S. GOVERNMENT SECURITIES -- 6.3%
             FEDERAL HOME LOAN BANK -- 0.3%
     1,200   5.75% due 05/15/12................................  $   1,315
                                                                 ---------
             SLM STUDENT LOAN TRUST -- 0.0%
       125   3.151% due 04/25/06...............................        125
                                                                 ---------
             U.S. TREASURY BONDS -- 3.2%
     2,100   4.125% due 05/15/15...............................      2,131
     9,480   5.375% due 02/15/31...............................     11,183
                                                                 ---------
                                                                    13,314
                                                                 ---------
             U.S. TREASURY NOTES -- 2.8%
     7,250   3.375% due 02/28/07...............................      7,218
     4,150   4.00% due 02/15/15................................      4,165
                                                                 ---------
                                                                    11,383
                                                                 ---------
             Total U.S. government securities (cost $25,916)...  $  26,137
                                                                 ---------
SHARES
------
SHORT-TERM SECURITIES -- 17.2%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 7.5%
    31,148   State Street Navigator Securities Lending Prime
               Portfolio.......................................  $  31,148
                                                                 ---------
PRINCIPAL
AMOUNT
---------
             REPURCHASE AGREEMENTS -- 9.0%
$    8,449   Bank of America Tri-Party Joint Repurchase
               Agreement (See Note 2(d)) 3.43% due 07/01/05....  $   8,449
     4,307   Deutsche Bank Securities Tri-Party Joint
               Repurchase Agreement (See Note 2(d))
               3.40% due 07/01/05..............................      4,307

PRINCIPAL                                                         MARKET
AMOUNT                                                            VALUE #
---------                                                        ---------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$    4,307   J.P. Morgan Chase Tri-Party Joint Repurchase
               Agreement (See Note 2(d))
               3.43% due 07/01/05..............................  $   4,307
     1,758   UBS Securities Joint Repurchase Agreement (See
               Note 2(d))
               2.93% due 07/01/05..............................      1,758
    18,554   UBS Securities Tri-Party Joint Repurchase
               Agreement (See Note 2(d))
               3.45% due 07/01/05..............................     18,554
                                                                 ---------
                                                                    37,375
                                                                 ---------
             U.S. TREASURY BILLS -- 0.7%
     2,650   2.895% due 08/25/05...............................      2,638
                                                                 ---------
             Total short-term securities (cost $71,161)........  $  71,161
                                                                 ---------
             INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
               $506,995) O -- 125.7%...........................    519,643
             OTHER ASSETS, LESS LIABILITIES -- (25.7%).........   (106,123)
                                                                 ---------
             NET ASSETS -- 100%................................  $ 413,520
                                                                 =========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $8,209 or 2.0% of net assets.

 ** Securities contain some restriction as to public resale. At June 30, 2005, the market value of these securities amounted to $1,977 or 0.5% of net assets.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $109,546, which represents 26.5% of the total net assets.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  I  All principal amounts are in U.S. dollars unless otherwise indicated.

      AUD  -- Australian Dollar
      CAD  -- Canadian Dollar
      DKK  -- Denmark Krone
      EUR  -- EURO
      GBP  -- British Pound
      ILS  -- Israeli Shekel
      JPY  -- Japanese Yen
      MXN  -- Mexican Peso
      NZD  -- New Zealand Dollar
      SEK  -- Swedish Krona
      SGD  -- Singapore Dollar

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  O At June 30, 2005, the cost of securities for federal income tax purposes is $508,331 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $18,028
      Unrealized depreciation.........................   (6,716)
                                                        -------
      Net unrealized appreciation.....................  $11,312
                                                        =======

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               63.0%
---------------------------------------------------------------
United Kingdom                                          7.6
---------------------------------------------------------------
France                                                  7.1
---------------------------------------------------------------
Germany                                                 6.6
---------------------------------------------------------------
Japan                                                   5.9
---------------------------------------------------------------
Australia                                               5.7
---------------------------------------------------------------
Switzerland                                             4.5
---------------------------------------------------------------
Netherlands                                             4.5
---------------------------------------------------------------
Taiwan                                                  3.6
---------------------------------------------------------------
Canada                                                  2.3
---------------------------------------------------------------
Spain                                                   1.7
---------------------------------------------------------------
Finland                                                 1.4
---------------------------------------------------------------
Denmark                                                 1.4
---------------------------------------------------------------
Sweden                                                  1.2
---------------------------------------------------------------
Singapore                                               1.2
---------------------------------------------------------------
Mexico                                                  1.2
---------------------------------------------------------------
Belgium                                                 1.2
---------------------------------------------------------------
South Korea                                             1.0
---------------------------------------------------------------
Italy                                                   1.0
---------------------------------------------------------------
Hong Kong                                               0.9
---------------------------------------------------------------
New Zealand                                             0.6
---------------------------------------------------------------
Luxembourg                                              0.6
---------------------------------------------------------------
Ireland                                                 0.5
---------------------------------------------------------------
Israel                                                  0.3
---------------------------------------------------------------
Brazil                                                  0.3
---------------------------------------------------------------
Russia                                                  0.2
---------------------------------------------------------------
Cayman Islands                                          0.1
---------------------------------------------------------------
Bulgaria                                                0.1
---------------------------------------------------------------
Other Assets and Liabilities                          (25.7)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                 ++ FUTURES CONTRACTS OPEN AS OF JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                         NUMBER OF                                                  APPRECIATION
DESCRIPTION                                              CONTRACTS         POSITION           EXPIRATION           (DEPRECIATION)
-----------                                              ---------         --------         --------------         --------------
10 Year U.S. Treasury Note futures contracts                10              short           September 2005             $ (11)
CBT 5 Year U.S. Treasury Note futures contracts              9               long           September 2005                 2
Russell 2000 Index futures contracts                        22              short           September 2005              (167)
S&P 500 Index futures contracts                             11              short           September 2005                41
2 Year U.S. Treasury Note futures contracts                 70               long           September 2005                 9
SPE SPI 200 Index futures contracts                          3              short           September 2005                 0
CAC 40 Index futures contracts                              10              short           September 2005                (5)
Eurex DAX Index future contracts                             3              short           September 2005                (1)
IBEX 35 Index futures contracts                              2              short                July 2005                (4)
MIB 30 Index future contract                                 2              short           September 2005                (1)
FTSE 100 Index futures contracts                            15              short           September 2005               (14)
EDX OMX Index futures contracts                             11              short                July 2005                (2)
S&P/TSE 60 Index futures contracts                           4              short           September 2005                (1)
10 Year United Kingdom Long Gilt futures contracts           3              short           September 2005                (6)
TSE TOPIX Index futures contracts                            9              short           September 2005               (13)
Eurex EURO-BUND futures contracts                           45               long           September 2005                19
Eurex EURO-BOBL futures contracts                           65               long           September 2005                29
Eurex EURO-SCHATZ futures contracts                         12               long           September 2005                 3
                                                                                                                       -----
                                                                                                                       $(123)
                                                                                                                       =====

These contracts had a market value of $22,744 as of June 30, 2005 and were collateralized by Fleet Credit Card Master Trust II, 2.40% due 07/15/08, with a market value of $844 and Honda Auto Receivables Owner Trust, 2.91% due 10/20/08 with a market value of $787.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                                                                    APPRECIATION
DESCRIPTION                 TRANSACTION         MARKET VALUE         CONTRACT AMOUNT         DELIVERY DATE         (DEPRECIATION)
-----------                 -----------         ------------         ---------------         -------------         --------------
Australian Dollar               Buy               $    16                    16                 7/7/2005               $   --
Australian Dollar               Buy                   198                   197                 7/7/2005                    1
Australian Dollar               Buy                   198                   198                 7/7/2005                   --
Australian Dollar               Buy                   198                   197                 7/7/2005                    1
Australian Dollar               Buy                   198                   197                 7/7/2005                    1
Australian Dollar               Buy                   373                   375                 8/4/2005                   (2)
Australian Dollar               Buy                   373                   377                 7/7/2005                   (4)
Australian Dollar               Buy                   373                   375                 7/7/2005                   (2)
Australian Dollar               Buy                   464                   463                 7/7/2005                    1
Australian Dollar               Buy                 1,324                 1,335                 7/7/2005                  (11)
Australian Dollar               Buy                 2,511                 2,519                 7/7/2005                   (8)
Australian Dollar              Sell                 2,999                 2,987                 7/7/2005                  (12)
Australian Dollar              Sell                 1,323                 1,332                 8/4/2005                    9
Australian Dollar              Sell                 1,081                 1,102                 7/7/2005                   21
Australian Dollar              Sell                   760                   766                 8/4/2005                    6
Australian Dollar              Sell                   571                   569                 7/7/2005                   (2)
Australian Dollar              Sell                   373                   376                 7/7/2005                    3
Australian Dollar              Sell                   373                   375                 8/4/2005                    2
Australian Dollar              Sell                   221                   223                 7/7/2005                    2
Australian Dollar              Sell                   198                   197                 7/7/2005                   (1)
Australian Dollar              Sell                   198                   196                 7/7/2005                   (2)
Australian Dollar              Sell                   198                   198                 7/7/2005                   --
Australian Dollar              Sell                   198                   199                 8/4/2005                    1
Australian Dollar              Sell                   198                   197                 8/4/2005                   (1)
Australian Dollar              Sell                   190                   193                 8/4/2005                    3
Australian Dollar              Sell                   160                   161                9/15/2005                    1
Australian Dollar              Sell                    82                    84                9/15/2005                    2

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                                                                                                                    APPRECIATION
DESCRIPTION                 TRANSACTION         MARKET VALUE         CONTRACT AMOUNT         DELIVERY DATE         (DEPRECIATION)
-----------                 -----------         ------------         ---------------         -------------         --------------
Australian Dollar              Sell                    16                    16                 7/7/2005                   --
Australian Dollar              Sell                    16                    16                 8/4/2005                   --
British Pound                   Buy                     4                     4                 8/4/2005                   --
British Pound                   Buy                   197                   199                 7/7/2005                   (2)
British Pound                   Buy                   272                   275                 7/7/2005                   (3)
British Pound                   Buy                   394                   394                 7/7/2005                   --
British Pound                   Buy                   591                   591                 8/4/2005                   --
British Pound                   Buy                   788                   800                 7/7/2005                  (12)
British Pound                   Buy                 1,856                 1,883                 7/7/2005                  (27)
British Pound                   Buy                 2,605                 2,606                 7/7/2005                   (1)
British Pound                  Sell                 2,602                 2,603                 8/4/2005                    1
British Pound                  Sell                 2,490                 2,525                 7/7/2005                   35
British Pound                  Sell                 1,415                 1,437                 7/7/2005                   22
British Pound                  Sell                   840                   846                9/16/2005                    6
British Pound                  Sell                   591                   591                 7/7/2005                   --
British Pound                  Sell                   555                   568                 7/7/2005                   13
British Pound                  Sell                   546                   556                9/16/2005                   10
British Pound                  Sell                   394                   394                 8/4/2005                   --
British Pound                  Sell                   269                   273                 7/7/2005                    4
British Pound                  Sell                   197                   200                 7/7/2005                    3
British Pound                  Sell                   197                   202                 7/7/2005                    5
British Pound                  Sell                   197                   200                 7/7/2005                    3
British Pound                  Sell                   197                   198                 7/7/2005                    1
British Pound                  Sell                   197                   199                 8/4/2005                    2
British Pound                  Sell                   187                   190                 7/1/2005                    3
British Pound                  Sell                    95                    96                 7/5/2005                    1
British Pound                  Sell                    63                    63                 7/5/2005                   --
British Pound                  Sell                    34                    34                9/16/2005                   --
British Pound                  Sell                     4                     4                 7/7/2005                   --
Canadian Dollars                Buy                   205                   200                9/21/2005                    5
Canadian Dollars                Buy                   205                   203                9/21/2005                    2
Canadian Dollars                Buy                   205                   203                9/21/2005                    2
Canadian Dollars                Buy                   401                   394                9/21/2005                    7
Canadian Dollars                Buy                 1,309                 1,294                9/21/2005                   15
Canadian Dollars               Sell                   401                   391                9/21/2005                  (10)
Canadian Dollars               Sell                   237                   233                9/21/2005                   (4)
Canadian Dollars               Sell                   205                   201                9/21/2005                   (4)
Canadian Dollars               Sell                   182                   181                9/15/2005                   (1)
Canadian Dollars               Sell                   179                   175                9/15/2005                   (4)
Canadian Dollars               Sell                    10                    10                9/21/2005                   --
Chilean Peso                    Buy                   324                   325               11/10/2005                   (1)
Chilean Peso                   Sell                   324                   318               11/10/2005                   (6)
Chinese Yuan Renminbi           Buy                   150                   147                8/14/2006                    3
Chinese Yuan Renminbi           Buy                   307                   301                8/14/2006                    6
Chinese Yuan Renminbi           Buy                   340                   341                5/25/2006                   (1)
Chinese Yuan Renminbi           Buy                   340                   340                5/25/2006                   --
Chinese Yuan Renminbi           Buy                   450                   442                8/14/2006                    8
Chinese Yuan Renminbi           Buy                   643                   631                8/14/2006                   12
Chinese Yuan Renminbi           Buy                   818                   803                8/14/2006                   15
Chinese Yuan Renminbi          Sell                 1,591                 1,574                8/14/2006                  (17)
Chinese Yuan Renminbi          Sell                   776                   768                8/14/2006                   (8)
Chinese Yuan Renminbi          Sell                   680                   684                5/25/2006                    4
Czech Koruna                    Buy                   197                   199                9/21/2005                   (2)
Danish Krone                   Sell                   692                   703                9/21/2005                   11
EURO                            Buy                    46                    46                 7/7/2005                   --
EURO                            Buy                   145                   145                 7/7/2005                   --
EURO                            Buy                   186                   186                 7/1/2005                   --

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                                                                                                                    APPRECIATION
DESCRIPTION                 TRANSACTION         MARKET VALUE         CONTRACT AMOUNT         DELIVERY DATE         (DEPRECIATION)
-----------                 -----------         ------------         ---------------         -------------         --------------
EURO                            Buy                   194                   194                 7/7/2005                   --
EURO                            Buy                   194                   197                 7/7/2005                   (3)
EURO                            Buy                   194                   195                 8/4/2005                   (1)
EURO                            Buy                   194                   195                 8/4/2005                   (1)
EURO                            Buy                   238                   238                 7/7/2005                   --
EURO                            Buy                   238                   238                 7/7/2005                   --
EURO                            Buy                   240                   240                 7/7/2005                   --
EURO                            Buy                   254                   254                 7/7/2005                   --
EURO                            Buy                   302                   302                 7/1/2005                   --
EURO                            Buy                   303                   307                 7/7/2005                   (4)
EURO                            Buy                   303                   303                 8/4/2005                   --
EURO                            Buy                   327                   327                 7/7/2005                   --
EURO                            Buy                   387                   395                 7/7/2005                   (8)
EURO                            Buy                   387                   386                 7/7/2005                    1
EURO                            Buy                   553                   552                 7/7/2005                    1
EURO                            Buy                   582                   581                 8/4/2005                    1
EURO                            Buy                   619                   616                 7/7/2005                    3
EURO                            Buy                   657                   656                 8/4/2005                    1
EURO                            Buy                   717                   731                 7/7/2005                  (14)
EURO                            Buy                   866                   882                 7/7/2005                  (16)
EURO                            Buy                 1,211                 1,204                 7/7/2005                    7
EURO                            Buy                 1,956                 1,950                 8/4/2005                    6
EURO                            Buy                 1,957                 1,952                 8/4/2005                    5
EURO                            Buy                 2,046                 2,076                 7/7/2005                  (30)
EURO                            Buy                 2,143                 2,139                 7/7/2005                    4
EURO                            Buy                 3,856                 3,846                 7/7/2005                   10
EURO                            Buy                 3,928                 3,918                 8/4/2005                   10
EURO                            Buy                 8,457                 8,438                 7/7/2005                   19
EURO                            Buy                 8,458                 8,435                 7/7/2005                   23
EURO                            Buy                 9,355                 9,351                 7/7/2005                    4
EURO                            Buy                10,955                10,953                 7/7/2005                    2
EURO                            Buy                15,537                15,503                 7/7/2005                   34
EURO                           Sell                15,556                15,517                 8/4/2005                  (39)
EURO                           Sell                10,969                10,963                 8/4/2005                   (6)
EURO                           Sell                10,956                11,187                 7/7/2005                  231
EURO                           Sell                10,951                11,182                 7/7/2005                  231
EURO                           Sell                 9,834                10,025                 7/7/2005                  191
EURO                           Sell                 9,366                 9,360                 8/4/2005                   (6)
EURO                           Sell                 8,468                 8,443                 8/4/2005                  (25)
EURO                           Sell                 8,467                 8,445                 8/4/2005                  (22)
EURO                           Sell                 8,458                 8,630                 7/7/2005                  172
EURO                           Sell                 8,457                 8,633                 7/7/2005                  176
EURO                           Sell                 5,205                 5,216                 7/7/2005                   11
EURO                           Sell                 3,860                 3,849                 8/4/2005                  (11)
EURO                           Sell                 3,856                 3,937                 7/7/2005                   81
EURO                           Sell                 2,639                 2,626                 7/7/2005                  (13)
EURO                           Sell                 2,145                 2,141                 8/4/2005                   (4)
EURO                           Sell                 1,477                 1,528                 7/7/2005                   51
EURO                           Sell                 1,283                 1,338                 7/7/2005                   55
EURO                           Sell                   819                   819                9/16/2005                   --
EURO                           Sell                   656                   656                 7/7/2005                   --
EURO                           Sell                   581                   581                 7/7/2005                   --
EURO                           Sell                   554                   553                 8/4/2005                   (1)
EURO                           Sell                   544                   545                9/16/2005                    1
EURO                           Sell                   400                   398                 8/4/2005                   (2)
EURO                           Sell                   388                   387                 8/4/2005                   (1)
EURO                           Sell                   387                   387                 7/7/2005                   --

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                                                                                                                    APPRECIATION
DESCRIPTION                 TRANSACTION         MARKET VALUE         CONTRACT AMOUNT         DELIVERY DATE         (DEPRECIATION)
-----------                 -----------         ------------         ---------------         -------------         --------------
EURO                           Sell                   360                   367                 7/7/2005                    7
EURO                           Sell                   352                   351                 7/1/2005                   (1)
EURO                           Sell                   327                   327                 8/4/2005                   --
EURO                           Sell                   327                   332                 7/7/2005                    5
EURO                           Sell                   303                   302                 7/7/2005                   (1)
EURO                           Sell                   299                   299                 7/5/2005                   --
EURO                           Sell                   255                   254                 8/4/2005                   (1)
EURO                           Sell                   255                   254                 8/4/2005                   (1)
EURO                           Sell                   254                   260                 7/7/2005                    6
EURO                           Sell                   240                   240                 8/4/2005                   --
EURO                           Sell                   240                   245                 7/7/2005                    5
EURO                           Sell                   240                   245                 7/7/2005                    5
EURO                           Sell                   239                   238                 8/4/2005                   (1)
EURO                           Sell                   239                   238                 8/4/2005                   (1)
EURO                           Sell                   238                   243                 7/7/2005                    5
EURO                           Sell                   238                   243                 7/7/2005                    5
EURO                           Sell                   194                   202                 7/7/2005                    8
EURO                           Sell                   194                   195                 7/7/2005                    1
EURO                           Sell                   194                   195                 7/7/2005                    1
EURO                           Sell                   145                   145                 8/4/2005                   --
EURO                           Sell                   145                   147                 7/7/2005                    2
EURO                           Sell                   117                   117                7/15/2005                   --
EURO                           Sell                   115                   115                7/15/2005                   --
EURO                           Sell                    61                    62                 7/7/2005                    1
EURO                           Sell                    46                    46                 8/4/2005                   --
Hong Kong Dollar                Buy                   272                   272                1/18/2006                   --
Hong Kong Dollar                Buy                   567                   576                11/7/2005                   (9)
Hong Kong Dollar                Buy                 1,081                 1,080                1/18/2006                    1
Hong Kong Dollar                Buy                 1,086                 1,086                1/18/2006                   --
Hong Kong Dollar                Buy                 1,960                 1,959                1/18/2006                    1
Hong Kong Dollar                Buy                 2,110                 2,110                1/18/2006                   --
Hong Kong Dollar               Sell                 2,869                 2,893                1/18/2006                   24
Hong Kong Dollar               Sell                 2,444                 2,469                1/18/2006                   25
Hong Kong Dollar               Sell                   637                   645                1/18/2006                    8
Hong Kong Dollar               Sell                   567                   576                11/7/2005                    9
Hong Kong Dollar               Sell                   558                   565                1/18/2006                    7
Iceland Krona                   Buy                   103                   103                9/21/2005                   --
Iceland Krona                   Buy                   103                   103                9/21/2005                   --
Israeli Shekel                 Sell                   563                   585                9/21/2005                   22
Israeli Shekel                 Sell                   483                   486                9/21/2005                    3
Israeli Shekel                 Sell                   251                   257                9/21/2005                    6
Israeli Shekel                 Sell                   190                   197                9/21/2005                    7
Israeli Shekel                 Sell                   169                   176                9/21/2005                    7
Japanese Yen                    Buy                    99                   100                 7/7/2005                   (1)
Japanese Yen                    Buy                   196                   197                 8/4/2005                   (1)
Japanese Yen                    Buy                   281                   288                 7/7/2005                   (7)
Japanese Yen                    Buy                   386                   399                 7/7/2005                  (13)
Japanese Yen                    Buy                   566                   573                 7/7/2005                   (7)
Japanese Yen                    Buy                 2,714                 2,728                 7/7/2005                  (14)
Japanese Yen                    Buy                 4,267                 4,287                 7/7/2005                  (20)
Japanese Yen                    Buy                 5,477                 5,769                7/15/2005                 (292)
Japanese Yen                   Sell                 5,468                 5,610                12/7/2005                  142
Japanese Yen                   Sell                 4,282                 4,298                 8/4/2005                   16
Japanese Yen                   Sell                 4,267                 4,407                 7/7/2005                  140
Japanese Yen                   Sell                 2,724                 2,735                 8/4/2005                   11
Japanese Yen                   Sell                 2,507                 2,590                 7/7/2005                   83
Japanese Yen                   Sell                   517                   524                 9/8/2005                    7

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                                                                                                                    APPRECIATION
DESCRIPTION                 TRANSACTION         MARKET VALUE         CONTRACT AMOUNT         DELIVERY DATE         (DEPRECIATION)
-----------                 -----------         ------------         ---------------         -------------         --------------
Japanese Yen                   Sell                   427                   433                 9/8/2005                    6
Japanese Yen                   Sell                   423                   430                 7/7/2005                    7
Japanese Yen                   Sell                   394                   394                 8/4/2005                   --
Japanese Yen                   Sell                   381                   392                 7/7/2005                   11
Japanese Yen                   Sell                   247                   255                 7/7/2005                    8
Japanese Yen                   Sell                   196                   199                 8/4/2005                    3
Japanese Yen                   Sell                   196                   198                 8/4/2005                    2
Japanese Yen                   Sell                   196                   197                 7/7/2005                    1
Japanese Yen                   Sell                   102                   105                 7/7/2005                    3
Japanese Yen                   Sell                   100                   100                 8/4/2005                   --
Japanese Yen                   Sell                    99                   102                 7/7/2005                    3
Japanese Yen                   Sell                    90                    93                 7/7/2005                    3
Mexican Peso                    Buy                   195                   194                9/21/2005                    1
Mexican Peso                    Buy                   220                   219                9/21/2005                    1
Mexican Peso                    Buy                   259                   256                9/21/2005                    3
Mexican Peso                    Buy                   624                   607                5/25/2006                   17
Mexican Peso                    Buy                   655                   655                9/21/2005                   --
Mexican Peso                    Buy                   876                   867                9/21/2005                    9
Mexican Peso                    Buy                 1,256                 1,248                9/21/2005                    8
Mexican Peso                   Sell                   624                   617                5/25/2006                   (7)
Mexican Peso                   Sell                   401                   397                9/21/2005                   (4)
Mexican Peso                   Sell                   312                   308                9/21/2005                   (4)
New Zealand Dollar              Buy                   193                   198                9/21/2005                   (5)
New Zealand Dollar              Buy                   435                   440                9/21/2005                   (5)
New Zealand Dollar              Buy                 6,215                 5,605                12/7/2005                  610
New Zealand Dollar             Sell                 5,989                 6,268                7/15/2005                  279
New Zealand Dollar             Sell                   649                   657                9/21/2005                    8
New Zealand Dollar             Sell                   607                   617                9/21/2005                   10
New Zealand Dollar             Sell                   207                   211                9/21/2005                    4
New Zealand Dollar             Sell                   200                   204                9/21/2005                    4
New Zealand Dollar             Sell                   193                   196                9/21/2005                    3
New Zealand Dollar             Sell                   193                   197                9/21/2005                    4
New Zealand Dollar             Sell                   193                   194                9/21/2005                    1
New Zealand Dollar             Sell                   117                   120                9/21/2005                    3
New Zealand Dollar             Sell                   103                   104                9/21/2005                    1
New Zealand Dollar             Sell                    76                    77                9/21/2005                    1
Norwegian Krone                 Buy                   111                   113                9/21/2005                   (2)
Norwegian Krone                 Buy                   192                   195                9/21/2005                   (3)
Norwegian Krone                 Buy                   192                   195                9/21/2005                   (3)
Norwegian Krone                 Buy                   622                   634                9/21/2005                  (12)
Norwegian Krone                 Buy                   669                   668                9/21/2005                    1
Norwegian Krone                 Buy                 2,959                 3,015                9/21/2005                  (56)
Norwegian Krone                Sell                 1,270                 1,271                9/21/2005                    1
Norwegian Krone                Sell                   474                   484                9/21/2005                   10
Norwegian Krone                Sell                   111                   113                9/21/2005                    2
Polish Zloty                    Buy                   197                   197                9/21/2005                   --
Polish Zloty                    Buy                   224                   223                9/21/2005                    1
Polish Zloty                    Buy                   842                   847                9/21/2005                   (5)
Polish Zloty                   Sell                   400                   396                9/21/2005                   (4)
Singapore Dollar                Buy                   196                   198                9/21/2005                   (2)
Singapore Dollar                Buy                   679                   690                9/21/2005                  (11)
Singapore Dollar               Sell                   232                   236                9/21/2005                    4
Singapore Dollar               Sell                   196                   198                9/21/2005                    2
Slovenska Koruna                Buy                   896                   904                9/21/2005                   (8)
Slovenska Koruna               Sell                    22                    23                9/21/2005                    1
South African Rands             Buy                   152                   154                9/21/2005                   (2)
South African Rands             Buy                   187                   194                9/21/2005                   (7)

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL ADVISERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                                                                                                                    APPRECIATION
DESCRIPTION                 TRANSACTION         MARKET VALUE         CONTRACT AMOUNT         DELIVERY DATE         (DEPRECIATION)
-----------                 -----------         ------------         ---------------         -------------         --------------
South African Rands             Buy                   192                   184                9/21/2005                    8
South African Rands             Buy                   357                   363                9/21/2005                   (6)
South African Rands             Buy                   357                   364                9/21/2005                   (7)
South African Rands             Buy                   617                   639                9/21/2005                  (22)
South African Rands             Buy                   643                   670                9/21/2005                  (27)
South African Rands            Sell                 1,577                 1,668                9/21/2005                   91
South African Rands            Sell                   647                   646                9/21/2005                   (1)
South African Rands            Sell                   397                   415                9/21/2005                   18
South African Rands            Sell                   339                   359                9/21/2005                   20
South African Rands            Sell                   195                   194                9/21/2005                   (1)
South African Rands            Sell                   192                   190                9/21/2005                   (2)
South Korean Won                Buy                   217                   221                9/21/2005                   (4)
South Korean Won                Buy                 2,210                 2,263                9/21/2005                  (53)
South Korean Won               Sell                 1,286                 1,295                9/21/2005                    9
South Korean Won               Sell                   496                   503                9/21/2005                    7
South Korean Won               Sell                   392                   392                9/21/2005                   --
Swedish Krona                   Buy                    75                    77                7/20/2005                   (2)
Swedish Krona                   Buy                    77                    89                7/20/2005                  (12)
Swedish Krona                   Buy                   396                   400                9/21/2005                   (4)
Swedish Krona                   Buy                   918                   963                9/21/2005                  (45)
Swedish Krona                  Sell                   531                   557                9/21/2005                   26
Swedish Krona                  Sell                   425                   445                9/21/2005                   20
Swedish Krona                  Sell                   194                   195                9/21/2005                    1
Swedish Krona                  Sell                   136                   156                7/20/2005                   20
Swedish Krona                  Sell                    77                    88                7/20/2005                   11
Swedish Krona                  Sell                    52                    53                7/22/2005                    1
Swiss Franc                     Buy                   157                   159                9/21/2005                   (2)
Swiss Franc                     Buy                   393                   397                9/21/2005                   (4)
Swiss Franc                     Buy                   589                   593                9/21/2005                   (4)
Swiss Franc                     Buy                 1,328                 1,330                9/21/2005                   (2)
Swiss Franc                     Buy                 1,454                 1,456                 7/1/2005                   (2)
Swiss Franc                     Buy                 1,881                 1,882                 7/1/2005                   (1)
Swiss Franc                     Buy                 2,633                 2,641                9/21/2005                   (8)
Swiss Franc                     Buy                 5,117                 5,168                9/21/2005                  (51)
Swiss Franc                    Sell                 3,930                 3,931                9/21/2005                    1
Swiss Franc                    Sell                 1,958                 1,957                9/21/2005                   (1)
Swiss Franc                    Sell                 1,956                 1,956                9/21/2005                   --
Swiss Franc                    Sell                 1,892                 1,942                9/21/2005                   50
Swiss Franc                    Sell                   550                   565                9/21/2005                   15
Swiss Franc                    Sell                   196                   198                9/21/2005                    2
Swiss Franc                    Sell                   102                   105                9/21/2005                    3
                                                                                                                       ------
                                                                                                                       $2,367
                                                                                                                       ======

               FORWARD FOREIGN BONDS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                       MARKET          CONTRACT                      DELIVERY                       APPRECIATION
DESCRIPTION                            VALUE            AMOUNT                         DATE                        (DEPRECIATION)
-----------                           --------         --------         ----------------------------------         --------------
Australian Government                 $ (5,166)        $ (5,135)                    8/15/2010                          $ (31)
Canadian Government                     (6,342)          (6,305)                     6/1/2014                            (37)
Dutch Government                        (3,674)          (3,646)                     7/4/2013                            (28)
Japanese Government                     (7,467)          (7,436)                    3/20/2007                            (31)
U.K. Treasury Gilt                     (14,819)         (14,666)        12/07/2009, 09/07/2014, 03/07/2036              (153)
U.S. Treasury Note                      (3,101)          (3,093)              3/15/2010, 08/15/2014                       (8)
                                                                                                                       -----
                                                                                                                       $(288)
                                                                                                                       =====

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL COMMUNICATIONS HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE #
---------                                                       -------
COMMON STOCKS -- 98.5%
            COMMUNICATIONS -- 96.1%
      6     Alltel Corp. .....................................  $   361
     92     Brasil Telecom S.A., ADR +........................    1,177
  1,406     China Telecom Corp., Ltd. B.......................      502
      8     Chunghwa Telecom Co., Ltd., ADR...................      176
     77     Citizens Communications Co. ......................    1,036
     18     Deutsche Telekom AG B.............................      332
    557     Dobson Communications Corp. *+....................    2,375
    293     Eircom Group PLC @B...............................      651
     11     Fairpoint Communications, Inc. ...................      171
     73     France Telecom S.A. B.............................    2,122
     48     General Communication *...........................      469
    235     KongZhong Corp. ADR *+............................    2,146
      2     Maroc Telecom.....................................       18
      4     Mobistar S.A. B...................................      364
     78     Nextel Communications, Inc., Class A *............    2,510
     60     PT Telekomunikasi Indonesia ADR...................    1,247
     45     Philippine Long Distance Telephone Co. B..........    1,296
     53     Primus Telecommunications Group, Inc. *...........       33
    302     Telecom Italia S.p.A. B...........................      781
     11     Telefonica S.A., ADR..............................      514
     19     Telefonos de Mexico S.A., ADR.....................      361
     19     Telekom Austria AG B..............................      364
     32     Telekom South Africa Ltd., ADR....................    2,097
     50     Telemar Norte Leste S.A. .........................    1,210
    143     Telenor ASA B.....................................    1,137
     94     Turkcell Iletisim Hizmetleri AS...................    1,194
    127     Ubiquitel, Inc. *.................................    1,033
                                                                -------
                                                                 25,677
                                                                -------
            ELECTRONICS -- 0.8%
     --     Samsung Electronics Co., Ltd. B@@.................      210
                                                                -------
            UTILITIES -- 1.6%
     26     Tele Norte Letse Participacoes S.A., ADR..........      425
                                                                -------
            Total common stocks
              (cost $21,478)..................................  $26,312
                                                                -------
SHORT-TERM SECURITIES -- 12.0%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 11.3%
  3,027     Boston Global Investment Trust....................  $ 3,027
                                                                -------
PRINCIPAL
AMOUNT
---------
            REPURCHASE AGREEMENTS -- 0.7%
 $   44     Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    44
     22     Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       22

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE #
---------                                                       -------
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $   22     J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    22
      9     UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................        9
     96     UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................       96
                                                                -------
                                                                    193
                                                                -------
            Total short-term securities
              (cost $3,220)...................................  $ 3,220
                                                                -------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $24,698) O -- 110.5%................   29,532
            OTHER ASSETS, LESS LIABILITIES -- (10.5%).........   (2,806)
                                                                -------
            NET ASSETS -- 100%................................  $26,726
                                                                =======

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $651 or 2.4% of net assets.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $7,759, which represents 29.0% of the total net assets.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $24,701 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $5,535
      Unrealized depreciation..........................    (704)
                                                         ------
      Net unrealized appreciation......................  $4,831
                                                         ======

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL COMMUNICATIONS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               54.9%
---------------------------------------------------------------
Brazil                                                 10.5
---------------------------------------------------------------
France                                                  7.9
---------------------------------------------------------------
Philippines                                             4.8
---------------------------------------------------------------
Indonesia                                               4.7
---------------------------------------------------------------
Norway                                                  4.3
---------------------------------------------------------------
Italy                                                   2.9
---------------------------------------------------------------
Ireland                                                 2.4
---------------------------------------------------------------
Spain                                                   1.9
---------------------------------------------------------------
China                                                   9.9
---------------------------------------------------------------
Mexico                                                  1.4
---------------------------------------------------------------
Belgium                                                 1.4
---------------------------------------------------------------
Austria                                                 1.4
---------------------------------------------------------------
Germany                                                 1.2
---------------------------------------------------------------
South Korea                                             0.8
---------------------------------------------------------------
Morocco                                                 0.1
---------------------------------------------------------------
Other Assets and Liabilities                          (10.5)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
EURO                                             Sell              $107            $107           7/5/2005               $--
                                                                                                                         --

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE #
---------                                                       -------
COMMON STOCKS -- 99.1%
            BANKS -- 63.0%
    162     Banca Intesa S.p.A. +B............................  $   738
    102     Banco Bilbao Vizcayz Argentaria S.A. +B...........    1,561
     39     Bank of America Corp. ............................    1,761
     28     Bayerische Vereinsbank AG B.......................      736
      9     Canadian Imperial Bank of Commerce +..............      532
     24     Canadian Western Bank.............................      570
    145     Capitalia S.p.A. B................................      807
     38     Citigroup, Inc. ..................................    1,754
     23     Countrywide Financial Corp. ......................      892
     11     Credit Suisse Group B.............................      417
     30     Golden West Financial Corp. ......................    1,944
     68     HSBC Holdings PLC B...............................    1,080
     65     Hibernia Corp., Class A...........................    2,147
     --     Mitsubishi Tokyo Financial Group, Inc. +B@@.......    1,071
     64     Nordea Bank AB B..................................      578
     57     Royal Bank of Scotland Group PLC B................    1,714
     15     Signature Bank *..................................      366
     18     State Street Corp. ...............................      873
     24     UBS AG +B.........................................    1,844
      8     Webster Financial Corp. ..........................      392
    113     Westpac Banking Corp. B...........................    1,715
                                                                -------
                                                                 23,492
                                                                -------
            FINANCIAL SERVICES -- 9.6%
     11     Franklin Resources, Inc. .........................      808
      5     Goldman Sachs Group, Inc. ........................      490
     18     Merrill Lynch & Co., Inc. ........................      974
      8     Nuveen Investments, Inc. +........................      312
     11     Takefuji Corp. B..................................      707
     33     United Overseas Bank Ltd. +B......................      278
      3     United Overseas Land Ltd. B.......................        4
                                                                -------
                                                                  3,573
                                                                -------
            INSURANCE -- 24.6%
     38     Ace Ltd. .........................................    1,691
     14     Ambac Financial Group, Inc. ......................    1,005
     30     American International Group, Inc. ...............    1,714
     13     MBIA, Inc. .......................................      765
     25     Marsh & McLennan Cos., Inc. ......................      679
      6     Prudential Financial, Inc. .......................      361
     21     Reinsurance Group of America, Inc. ...............      981
     39     St. Paul Travelers Cos., Inc. (The)...............    1,534
     24     UnumProvident Corp. ..............................      442
                                                                -------
                                                                  9,172
                                                                -------
            U.S. GOVERNMENT AGENCIES -- 1.9%
     11     Federal Home Loan Mortgage Corp. .................      698
                                                                -------
            Total common stocks
              (cost $32,757)..................................  $36,935
                                                                -------
SHORT-TERM SECURITIES -- 10.0%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.4%
  3,501     State Street Navigator Securities Lending Prime
              Portfolio.......................................  $ 3,501
PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE #
---------                                                       -------
            REPURCHASE AGREEMENTS -- 0.6%
  $  49     Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    49
     25     Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       25
     25     J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       25
     10     UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       10
    107     UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................      107
                                                                -------
                                                                    216
                                                                -------
            Total short-term securities
              (cost $3,717)...................................  $ 3,717
                                                                -------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $36,474) O -- 109.1%................   40,652
            OTHER ASSETS, LESS LIABILITIES -- (9.1%)..........   (3,389)
                                                                -------
            NET ASSETS -- 100%................................  $37,263
                                                                =======

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $13,250, which represents 35.6% of the total net assets.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $36,700 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 5,111
      Unrealized depreciation.........................   (1,159)
                                                        -------
      Net unrealized appreciation.....................  $ 3,952
                                                        =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               70.5%
---------------------------------------------------------------
United Kingdom                                          7.4
---------------------------------------------------------------
Switzerland                                             6.1
---------------------------------------------------------------
Japan                                                   4.8
---------------------------------------------------------------
Australia                                               4.6
---------------------------------------------------------------
Spain                                                   4.2
---------------------------------------------------------------
Italy                                                   4.1
---------------------------------------------------------------
Canada                                                  3.0
---------------------------------------------------------------
Germany                                                 2.0
---------------------------------------------------------------
Sweden                                                  1.6
---------------------------------------------------------------
Singapore                                               0.8
---------------------------------------------------------------
Other Assets and Liabilities                           (9.1)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL HEALTH HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 98.1%
            BUSINESS SERVICES -- 2.1%
     473    NDCHealth Corp. +.................................  $  8,500
                                                                --------
            CHEMICALS -- 1.2%
     149    Bayer AG B........................................     4,961
                                                                --------
            CONSUMER NON-DURABLES -- 3.5%
     313    McKesson Corp. ...................................    13,997
                                                                --------
            DRUGS -- 53.8%
     430    Abbott Laboratories...............................    21,064
      43    Abgenix, Inc. *+..................................       372
     136    Array BioPharma, Inc. *+..........................       855
     501    AstraZeneca PLC, ADR..............................    20,659
     130    AtheroGenics, Inc. *+.............................     2,076
      87    Cephalon, Inc. *+.................................     3,463
     130    Cytokinetics, Inc. *+.............................       906
      63    Diagnostic Products Corp. +.......................     2,968
     540    Elan Corp., PLC, ADR *............................     3,684
     221    Eli Lilly & Co. ..................................    12,317
     240    Forest Laboratories, Inc. *.......................     9,312
     144    Genentech, Inc. *.................................    11,576
     176    Genzyme Corp. *...................................    10,570
      93    Gilead Sciences, Inc. *...........................     4,109
     122    Hospira, Inc. *...................................     4,777
     395    Human Genome Sciences, Inc. *+....................     4,575
     517    King Pharmaceuticals, Inc. *......................     5,385
     222    Medicines Co. (The) *+............................     5,188
     789    Millennium Pharmaceuticals, Inc. *................     7,312
     107    NPS Pharmaceuticals, Inc. *+......................     1,216
     239    Novartis AG B.....................................    11,370
      33    OSI Pharmaceuticals, Inc. *+......................     1,353
      15    Onyx Pharmaceuticals, Inc. *+.....................       353
     300    Sanofi-Synthelabo S.A., ADR.......................    12,310
      28    Schering AG +b....................................     1,729
   1,224    Schering-Plough Corp. ............................    23,324
      67    Schwarz Pharma AG +b..............................     3,049
       4    Serono S.A., Class B +b...........................     2,670
     665    Shionogi & Co., Ltd. +b...........................     8,545
     119    UCB S.A. B........................................     5,765
     103    Vertex Pharmaceuticals, Inc. *+...................     1,735
     127    Watson Pharmaceuticals, Inc. *....................     3,742
     103    Wyeth.............................................     4,601
      87    Zymogenetics, Inc. *+.............................     1,538
                                                                --------
                                                                 214,468
                                                                --------
            ELECTRICAL EQUIPMENT -- 0.4%
     370    Bruker BioSciences Corp. *........................     1,476
                                                                --------
            HEALTH SERVICES -- 2.4%
      43    Edwards Lifesciences Corp. *......................     1,863
     144    Triad Hospitals, Inc. *...........................     7,885
                                                                --------
                                                                   9,748
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            INSURANCE -- 6.5%
      96    Aetna, Inc. ......................................  $  7,967
     207    Health Net, Inc. *................................     7,914
     139    PacifiCare Health Systems, Inc. *.................     9,924
                                                                --------
                                                                  25,805
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 20.0%
     397    Astellas Pharmaceuticals, Inc. B..................    13,535
     268    Baxter International, Inc. .......................     9,928
      35    Beckman Coulter, Inc. ............................     2,193
     299    Eisai Co., Ltd. B.................................    10,000
     390    Medtronic, Inc. ..................................    20,188
     177    Olympus Corp. +b..................................     3,386
     606    Sankyo Co., Ltd. +b...............................    11,596
      93    Takeda Chemical Industries Ltd. B.................     4,584
     150    Terumo Corp. B....................................     4,304
                                                                --------
                                                                  79,714
                                                                --------
            RESEARCH & TESTING FACILITIES -- 6.3%
     281    Amylin Pharmaceuticals, Inc. *+...................     5,873
     369    Applera Corp. -- Celera Genomics Group *+.........     4,052
     202    CV Therapeutics, Inc. *+..........................     4,520
     860    Ciphergen Biosystems, Inc. *+.....................     1,642
     446    Exelixis, Inc. *+.................................     3,312
      81    ICOS Corp. *+.....................................     1,711
     276    Incyte Corp. *+...................................     1,976
     229    Regeneron Pharmaceuticals, Inc. *+................     1,918
                                                                --------
                                                                  25,004
                                                                --------
            RETAIL -- 1.9%
   1,735    Rite Aid Corp. *+.................................     7,253
                                                                --------
            Total common stocks
              (cost $363,081).................................  $390,926
                                                                --------
SHORT-TERM SECURITIES -- 17.6%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 16.9%
  67,350    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $ 67,350
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.7%
 $   596    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    596
     304    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       304
     304    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       304
     124    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       124

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL HEALTH HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- (CONTINUED)
 $ 1,309    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................  $  1,309
                                                                --------
                                                                   2,637
                                                                --------
            Total short-term securities
              (cost $69,987)..................................  $ 69,987
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $433,068) O -- 115.7%...............   460,913
            OTHER ASSETS, LESS LIABILITIES -- (15.7%).........   (62,613)
                                                                --------
            NET ASSETS -- 100%................................  $398,300
                                                                ========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $85,494, which represents 21.5% of the total net assets.

  o At June 30, 2005, the cost of securities for federal income tax purposes is $433,969 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 51,877
      Unrealized depreciation........................   (24,933)
                                                       --------
      Net unrealized appreciation....................  $ 26,944
                                                       ========

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               85.2%
---------------------------------------------------------------
Japan                                                  14.0
---------------------------------------------------------------
United Kingdom                                          5.2
---------------------------------------------------------------
Switzerland                                             3.5
---------------------------------------------------------------
France                                                  3.1
---------------------------------------------------------------
Germany                                                 2.4
---------------------------------------------------------------
Belgium                                                 1.4
---------------------------------------------------------------
Ireland                                                 0.9
---------------------------------------------------------------
Other Assets and Liabilities                          (15.7)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL LEADERS HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 99.2%
            APPAREL & TEXTILE -- 2.9%
      94    Adidas-Salomon AG +B..............................  $   15,713
   2,699    Esprit Holdings Ltd. B............................      19,459
                                                                ----------
                                                                    35,172
                                                                ----------
            BANKS -- 8.4%
     695    Banco Bilbao Vizcayz Argentaria S.A. +B...........      10,679
     613    Bayerische Vereinsbank AG +B......................      15,913
     176    Citigroup, Inc. ..................................       8,145
     430    Countrywide Financial Corp. ......................      16,591
     494    Credit Suisse Group +B............................      19,365
       1    Mitsubishi Tokyo Financial Group, Inc. +B.........      10,731
     250    UBS AG B..........................................      19,465
                                                                ----------
                                                                   100,889
                                                                ----------
            BUSINESS SERVICES -- 2.2%
   3,381    Capita Group PLC B................................      22,231
      63    Getty Images, Inc. *..............................       4,656
                                                                ----------
                                                                    26,887
                                                                ----------
            COMMUNICATIONS -- 8.6%
   6,107    Carphone Warehouse Group PLC B....................      20,070
     547    Motorola, Inc. ...................................       9,994
   1,242    Nokia Corp., ADR..................................      20,659
     693    SES Global S.A. B.................................      10,421
   2,679    Sirius Satellite Radio, Inc. *+...................      17,359
   5,049    Telefonaktiebolaget LM Ericcson AB, B Shares +B...      16,109
   3,150    Vodafone Group PLC B..............................       7,657
                                                                ----------
                                                                   102,269
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 0.8%
     238    Dell, Inc. *......................................       9,419
                                                                ----------
            CONSTRUCTION -- 1.9%
     610    Horton (D.R.), Inc. ..............................      22,938
                                                                ----------
            CONSUMER DURABLES -- 1.4%
      78    LVMH Moet Hennessy Louis Vuitton S.A. B...........       6,034
     752    Nippon Electric Glass Co., Ltd. +B................      11,285
                                                                ----------
                                                                    17,319
                                                                ----------
            CONSUMER NON-DURABLES -- 2.1%
     480    Procter & Gamble Co. (The)........................      25,304
                                                                ----------
            DRUGS -- 12.4%
     498    Abbott Laboratories...............................      24,387
     364    AstraZeneca PLC B.................................      15,004
     209    Genentech, Inc. *.................................      16,770
     196    Gilead Sciences, Inc. *...........................       8,613
   1,038    IVAX Corp. *......................................      22,321
     212    Merck KGaA........................................      16,864
     213    Roche Holdings AG B...............................      26,894
     940    Schering-Plough Corp. ............................      17,920
                                                                ----------
                                                                   148,773
                                                                ----------
            ELECTRONICS -- 9.6%
   2,032    AU Optronics Corp., ADR *+........................      34,415

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            ELECTRONICS -- (CONTINUED)
  11,774    Chi Mei Optoelectronics Corp. B...................  $   18,246
   1,091    Cisco Systems, Inc. *.............................      20,851
     170    General Electric Co. .............................       5,897
     404    LG.Philips LCD Co., Ltd. *+B......................      18,609
     395    Matsushita Electric Industrial Co., Ltd. B........       5,970
   1,215    Taiwan Semiconductor Manufacturing Co., Ltd.,
              ADR +...........................................      11,079
                                                                ----------
                                                                   115,067
                                                                ----------
            ENERGY & SERVICES -- 6.7%
     215    ConocoPhillips....................................      12,383
     319    Encana Corp. .....................................      12,599
     385    Ente Nazional Idrocarburi S.p.A. +B...............       9,903
     269    Halliburton Co. ..................................      12,864
     296    Petro-Canada......................................      19,235
     163    Valero Energy Corp. ..............................      12,911
                                                                ----------
                                                                    79,895
                                                                ----------
            FINANCIAL SERVICES -- 4.3%
     496    AXA S.A. +B.......................................      12,342
      23    Chicago Mercantile Exchange Holdings, Inc.
              (The) +.........................................       6,885
      37    Goldman Sachs Group, Inc. ........................       3,754
      36    Orix Corp. B......................................       5,301
   1,239    Standard Chartered PLC B..........................      22,571
                                                                ----------
                                                                    50,853
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.2%
     259    Altria Group, Inc. ...............................      16,740
      39    Groupe Danone +B..................................       3,391
       1    Japan Tobacco, Inc. B.............................      10,808
     121    Pernod-Ricard S.A. +B.............................      19,295
                                                                ----------
                                                                    50,234
                                                                ----------
            HEALTH SERVICES -- 0.9%
     180    HCA, Inc. ........................................      10,184
                                                                ----------
            HOTELS & GAMING -- 1.2%
     246    Starwood Hotels & Resorts Worldwide, Inc. ........      14,426
                                                                ----------
            INSURANCE -- 3.6%
     244    Aetna, Inc. ......................................      20,216
     104    American International Group, Inc. ...............       6,037
      99    Zurich Financial Services, AG B...................      16,951
                                                                ----------
                                                                    43,204
                                                                ----------
            MEDIA & ENTERTAINMENT -- 6.8%
   6,840    EMI Group PLC B...................................      31,031
     273    Grupo Televisa S.A. ..............................      16,938
     765    Vivendi Universal S.A. +B.........................      23,978
     600    Warner Music Group Corp. *+.......................       9,723
                                                                ----------
                                                                    81,670
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.8%
     582    Baxter International, Inc. .......................      21,574
     363    Eisai Co., Ltd. B.................................      12,174
                                                                ----------
                                                                    33,748
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL LEADERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            METALS, MINERALS & MINING -- 3.1%
     200    Companhia Vale do Rio Doce ADR....................  $    5,856
   1,874    Corning, Inc. *...................................      31,143
                                                                ----------
                                                                    36,999
                                                                ----------
            RETAIL -- 6.0%
     323    Best Buy Co., Inc. +..............................      22,107
   4,578    Koninklijke Ahold N.V. *B.........................      37,505
      86    Swatch Group AG B.................................      12,070
                                                                ----------
                                                                    71,682
                                                                ----------
            SOFTWARE & SERVICES -- 7.7%
     353    Electronic Arts, Inc. *...........................      20,006
      66    Google, Inc. *....................................      19,414
     466    Pixar, Inc. *+....................................      23,343
      71    SAP AG B..........................................      12,321
     499    Yahoo!, Inc. *....................................      17,304
                                                                ----------
                                                                    92,388
                                                                ----------
            TRANSPORTATION -- 1.6%
      98    Boeing Co. (The)..................................       6,442
     234    British Airways PLC *B............................       1,096
     221    Ryanair Holdings PLC, ADR *+......................       9,892
                                                                    17,430
                                                                ----------
            Total common stocks (cost $1,118,777).............  $1,186,750
                                                                ----------
SHORT-TERM SECURITIES -- 17.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 16.3%
 194,471    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  194,471
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.9%
 $ 2,506    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d)) 3.43% due 07/01/05....  $    2,506
   1,278    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       1,278

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- (CONTINUED)
 $ 1,278    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    1,278
     521    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................         521
   5,503    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................       5,503
                                                                ----------
                                                                    11,086
                                                                ----------
            Total short-term securities (cost $205,557).......  $  205,557
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $1,324,334) O -- 116.4%.........................   1,392,307
            OTHER ASSETS, LESS LIABILITIES -- (16.4%).........    (196,293)
                                                                ----------
            NET ASSETS -- 100%................................  $1,196,014
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

   B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $520,592, which represents 43.5% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,329,183 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 76,287
      Unrealized depreciation........................   (13,163)
                                                       --------
      Net unrealized appreciation....................  $ 63,124
                                                       ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               60.7%
---------------------------------------------------------------
United Kingdom                                         10.0
---------------------------------------------------------------
Switzerland                                             7.9
---------------------------------------------------------------
France                                                  5.4
---------------------------------------------------------------
Taiwan                                                  5.3
---------------------------------------------------------------
Germany                                                 5.1
---------------------------------------------------------------
Japan                                                   4.7
---------------------------------------------------------------
Netherlands                                             3.1
---------------------------------------------------------------
Canada                                                  2.7
---------------------------------------------------------------
Finland                                                 1.7
---------------------------------------------------------------
South Korea                                             1.6
---------------------------------------------------------------
Hong Kong                                               1.6
---------------------------------------------------------------
Mexico                                                  1.4
---------------------------------------------------------------
Sweden                                                  1.3
---------------------------------------------------------------
Spain                                                   0.9
---------------------------------------------------------------
Luxembourg                                              0.9
---------------------------------------------------------------
Italy                                                   0.8
---------------------------------------------------------------
Ireland                                                 0.8
---------------------------------------------------------------
Brazil                                                  0.5
---------------------------------------------------------------
Other Assets and Liabilities                          (16.4)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
British Pound                                    Sell             $ 832           $  843          7/1/2005              $11
British Pound                                    Sell               423              426          7/5/2005                3
British Pound                                    Sell               279              279          7/5/2005               --
EURO                                              Buy               974              972          7/1/2005                2
EURO                                              Buy             2,508            2,505          7/1/2005                3
EURO                                             Sell             2,277            2,270          7/1/2005               (7)
EURO                                             Sell             1,935            1,936          7/5/2005                1
Swiss Franc                                       Buy             6,782            6,789          7/1/2005               (7)
Swiss Franc                                       Buy             6,930            6,939          7/1/2005               (9)
                                                                                                                        ---
                                                                                                                        $(3)
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL TECHNOLOGY HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 97.6%
            BUSINESS SERVICES -- 4.4%
    107     Accenture Ltd. *..................................  $  2,435
     52     Iron Mountain, Inc. *.............................     1,616
     25     Manpower, Inc. ...................................     1,006
     29     Monster Worldwide, Inc. *.........................       843
                                                                --------
                                                                   5,900
                                                                --------
            COMMUNICATIONS -- 8.0%
    295     Motorola, Inc. ...................................     5,379
     80     Nokia Corp., ADR..................................     1,338
     35     Research in Motion Ltd. *.........................     2,603
     43     Scientific-Atlanta, Inc. .........................     1,431
                                                                --------
                                                                  10,751
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 10.5%
    188     EMC Corp. *.......................................     2,576
    322     Hewlett-Packard Co. ..............................     7,580
    129     Jabil Circuit, Inc. *.............................     3,949
                                                                --------
                                                                  14,105
                                                                --------
            ELECTRONICS -- 29.8%
     71     Altera Corp. *....................................     1,411
    108     Analog Devices, Inc. .............................     4,041
    392     Cisco Systems, Inc. *.............................     7,489
    306     Fairchild Semiconductor International Inc., Class
              A *                                                  4,508
    850     HON HAI Precision Industry B......................     4,406
     83     Intel Corp. ......................................     2,171
     18     Marvell Technology Group Ltd. *...................       666
     89     Maxim Integrated Products, Inc. ..................     3,397
    458     ON Semiconductor Corp. *..........................     2,105
      8     Samsung Electronics Co., Ltd. B...................     3,983
    211     Texas Instruments, Inc. ..........................     5,928
                                                                --------
                                                                  40,105
                                                                --------
            MACHINERY -- 4.1%
                                                                --------
    190     Lam Research Corp. *..............................     5,510
                                                                --------
            METALS, MINERALS & MINING -- 4.0%
                                                                --------
    325     Corning, Inc. *...................................     5,398
                                                                --------
            SOFTWARE & SERVICES -- 36.8%
     25     Automatic Data Processing, Inc. ..................     1,062
    164     BISYS Group, Inc. (The) *.........................     2,443
     73     DST Systems, Inc. *...............................     3,393
     96     Electronic Arts, Inc. *...........................     5,412
    144     First Data Corp. .................................     5,764
     20     Google, Inc. *....................................     5,883
     10     Infosys Technologies Ltd. ........................       806
    409     Microsoft Corp. ..................................    10,157
     21     NAVTEQ Corp. *....................................       770
    115     Red Hat, Inc. * +.................................     1,510
     83     Salesforce.com, Inc. *............................     1,702
     28     Serena Software, Inc. *...........................       542
     74     TomTom *..........................................     1,615

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            SOFTWARE & SERVICES -- (CONTINUED)
    248     Yahoo!, Inc. *....................................  $  8,594
                                                                  49,653
                                                                --------
            Total common stocks (cost $122,897)...............  $131,422
                                                                --------
WARRANTS -- 0.6%
            FINANCIAL SERVICES -- 0.6%
     28     Tata Consultancy Services Ltd. @..................  $    866
                                                                --------
            Total warrants
              (cost $807).....................................  $    866
                                                                --------
SHORT-TERM SECURITIES -- 3.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 1.0%
                                                                --------
  1,391     Boston Global Investment Trust....................  $  1,391
                                                                --------
PRINCIPAL
AMOUNT
---------
            REPURCHASE AGREEMENT -- 2.8%
  $ 828     Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d)) 3.43% due 07/01/05....  $    828
    422     Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       422
    422     J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       422
    172     UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       172
  1,819     UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................     1,819
                                                                   3,663
                                                                --------
            Total short-term securities (cost $5,054).........  $  5,054
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $128,758) O -- 102.0%...........................   137,342
            OTHER ASSETS, LESS LIABILITIES -- (2.0%)..........    (2,733)
                                                                --------
            NET ASSETS -- 100%................................  $134,609
                                                                ========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $866 or 0.6% of net assets.

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $9,255, which represents 6.9% of the total net assets.
  O At June 30, 2005, the cost of securities for federal income tax purposes is $130,537 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $10,170
      Unrealized depreciation.........................   (3,365)
                                                        -------
      Net unrealized appreciation.....................  $ 6,805
                                                        =======

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               91.0%
---------------------------------------------------------------
Taiwan                                                  3.3
---------------------------------------------------------------
South Korea                                             3.0
---------------------------------------------------------------
Canada                                                  1.9
---------------------------------------------------------------
Netherlands                                             1.2
---------------------------------------------------------------
Finland                                                 1.0
---------------------------------------------------------------
India                                                   0.6
---------------------------------------------------------------
Other Assets and Liabilities                           (2.0)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
EURO                                              Buy              $  2            $  2           7/1/2005               $--
EURO                                              Buy                40              40           7/5/2005               --
EURO                                              Buy               244             243           7/1/2005                1
                                                                                                                         --
                                                                                                                         $1
                                                                                                                         ==

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 98.0%
            BANKS -- 8.4%
    130     Capital One Financial Corp. ......................  $ 10,388
    686     Countrywide Financial Corp. ......................    26,474
     82     Golden West Financial Corp. ......................     5,301
                                                                --------
                                                                  42,163
                                                                --------
            BUSINESS SERVICES -- 2.7%
    106     Omnicom Group, Inc. ..............................     8,483
    153     eBay, Inc. *......................................     5,035
                                                                --------
                                                                  13,518
                                                                --------
            COMMUNICATIONS -- 6.7%
     85     America Movil S.A. de C.V., ADR...................     5,061
     93     Research in Motion Ltd. *.........................     6,828
    646     XM Satellite Radio Holdings, Inc. *...............    21,760
                                                                --------
                                                                  33,649
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 5.4%
    112     CDW Corp. ........................................     6,371
    529     Dell, Inc. *......................................    20,890
                                                                --------
                                                                  27,261
                                                                --------
            CONSTRUCTION -- 1.1%
     87     Lennar Corp. .....................................     5,496
                                                                --------
            CONSUMER NON-DURABLES -- 2.0%
    193     Procter & Gamble Co. (The)........................    10,204
                                                                --------
            DRUGS -- 13.5%
    248     Abbott Laboratories...............................    12,161
    505     AstraZeneca PLC, ADR..............................    20,832
    161     Forest Laboratories, Inc. *.......................     6,271
     66     Genzyme Corp. *...................................     3,946
    146     Gilead Sciences, Inc. *...........................     6,435
    175     Sanofi-Synthelabo S.A., ADR.......................     7,165
    577     Schering-Plough Corp. ............................    10,991
                                                                --------
                                                                  67,801
                                                                --------
            EDUCATION -- 3.6%
    234     Apollo Group, Inc. *..............................    18,265
                                                                --------
            ELECTRICAL EQUIPMENT -- 2.5%
    244     Danaher Corp. ....................................    12,766
                                                                --------
            ELECTRONICS -- 6.9%
    803     Cisco Systems, Inc. *.............................    15,343
    559     General Electric Co. .............................    19,378
                                                                --------
                                                                  34,721
                                                                --------
            ENERGY & SERVICES -- 5.5%
    201     Halliburton Co. ..................................     9,619
    200     Petro-Canada......................................    12,999
     98     Petroleo Brasileiro S.A., ADR.....................     5,086
                                                                --------
                                                                  27,704
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            FINANCIAL SERVICES -- 4.1%
     47     Chicago Mercantile Exchange Holdings, Inc.
              (The)...........................................  $ 13,832
     20     Franklin Resources, Inc. .........................     1,540
     49     Legg Mason, Inc. .................................     5,143
                                                                --------
                                                                  20,515
                                                                --------
            HEALTH SERVICES -- 1.0%
     68     Coventry Health Care, Inc. *......................     4,806
                                                                --------
            HOTELS & GAMING -- 1.5%
    130     Starwood Hotels & Resorts Worldwide, Inc. ........     7,615
                                                                --------
            INSURANCE -- 4.3%
    121     Aetna, Inc. ......................................    10,028
     57     Progressive Corp. (The)...........................     5,585
     85     WellPoint, Inc. *.................................     5,914
                                                                --------
                                                                  21,527
                                                                --------
            MEDIA & ENTERTAINMENT -- 1.0%
    171     Comcast Corp. *...................................     5,109
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.9%
    376     Medtronic, Inc. ..................................    19,487
                                                                --------
            RESEARCH & TESTING FACILITIES -- 1.0%
    114     Moody's Corp. ....................................     5,127
                                                                --------
            RETAIL -- 2.8%
     87     Abercrombie & Fitch Co. ..........................     5,977
    250     PETsMART, Inc. ...................................     7,597
                                                                --------
                                                                  13,574
                                                                --------
            SOFTWARE & SERVICES -- 15.7%
    409     Electronic Arts, Inc. *...........................    23,145
     60     Google, Inc. *....................................    17,531
    433     Microsoft Corp. ..................................    10,744
     79     Pixar, Inc. *.....................................     3,938
    654     Yahoo!, Inc. *....................................    22,665
                                                                --------
                                                                  78,023
                                                                --------
            TRANSPORTATION -- 4.4%
    211     Boeing Co. (The)..................................    13,896
     69     General Dynamics Corp. ...........................     7,567
                                                                --------
                                                                  21,463
                                                                --------
            Total common stocks (cost $452,868)...............  $490,794
                                                                --------
PRINCIPAL
AMOUNT
---------
SHORT-TERM SECURITIES -- 0.9%
            REPURCHASE AGREEMENT -- 0.9%
 $  995     Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d)) 3.43% due 07/01/05....  $    995
    507     Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       507

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
AMOUNT I                                                        VALUE #
---------                                                       --------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENT -- (CONTINUED)
 $  507     J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    507
    207     UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       207
  2,185     UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................     2,185
                                                                --------
                                                                   4,401
                                                                --------
            Total short-term securities (cost $4,401).........  $  4,401
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $457,269) O -- 98.9%............................   495,195
            OTHER ASSETS, LESS LIABILITIES -- 1.1%............     5,555
                                                                --------
            NET ASSETS -- 100%................................  $500,750
                                                                ========

Note: Market value of investments in foreign securities represents 11.6% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $457,982 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $46,595
      Unrealized depreciation.........................   (9,382)
                                                        -------
      Net unrealized appreciation.....................  $37,213
                                                        =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 97.2%
            AEROSPACE & DEFENSE -- 1.0%
     613    Smiths Group PLC B................................  $   10,066
                                                                ----------
            BANKS -- 1.3%
     263    State Street Corp. ...............................      12,704
                                                                ----------
            BUSINESS SERVICES -- 5.2%
     423    Cendant Corp. ....................................       9,469
     178    Corporate Executive Board Co. ....................      13,927
     584    LECG Corp. *......................................      12,412
     561    Monster Worldwide, Inc. *.........................      16,101
                                                                ----------
                                                                    51,909
                                                                ----------
            COMMUNICATIONS -- 8.3%
     545    American Tower Corp., Class A *+..................      11,460
     210    Comverse Technology, Inc. *.......................       4,974
     586    Crown Castle International Corp. *................      11,901
     238    Network Appliance, Inc. *.........................       6,740
     581    Nokia Corp., ADR..................................       9,674
     178    Research in Motion Ltd. *+........................      13,135
   1,671    Sirius Satellite Radio, Inc. *+...................      10,825
     367    Turkcell Iletisim Hizmetleri AS, ADR +............       4,645
     280    XM Satellite Radio Holdings, Inc. *+..............       9,418
                                                                ----------
                                                                    82,772
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 1.4%
     881    VeriFone Holdings, Inc. *.........................      14,310
                                                                ----------
            CONSTRUCTION -- 4.3%
     159    Centex Corp. .....................................      11,229
     155    Holcim Ltd. B.....................................       9,392
   1,000    Rinker Group Ltd. B...............................      10,590
     133    Standard-Pacific Corp. ...........................      11,689
                                                                ----------
                                                                    42,900
                                                                ----------
            CONSUMER DURABLES -- 1.4%
     618    Tempur-Pedic International, Inc. *+...............      13,707
                                                                ----------
            CONSUMER NON-DURABLES -- 0.9%
     165    Procter & Gamble Co. (The)........................       8,720
                                                                ----------
            DRUGS -- 13.5%
     422    Alkermes, Inc. *..................................       5,576
     423    AstraZeneca PLC, ADR..............................      17,469
     171    AtheroGenics, Inc. *+.............................       2,725
     261    Auxilium Pharmaceuticals, Inc. *+.................       1,244
     236    Cephalon, Inc. *+.................................       9,403
     330    Digene Corp. *....................................       9,126
     222    Encysive Pharmaceuticals, Inc. *..................       2,397
     251    Forest Laboratories, Inc. *.......................       9,763
      63    Genentech, Inc. *.................................       5,082
     356    Gilead Sciences, Inc. *...........................      15,678
     296    Impax Laboratories, Inc. *........................       4,650
     217    Kissei Pharmaceutical Co., Ltd. +B................       4,167
     176    Medicines Co. (The) *.............................       4,112
     191    NPS Pharmaceuticals, Inc. *+......................       2,170
     801    Schering-Plough Corp. ............................      15,267
     835    Shionogi & Co., Ltd. +B...........................      10,729

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            DRUGS -- (CONTINUED)
     281    Teva Pharmaceutical Industries Ltd., ADR +........  $    8,763
     353    Vertex Pharmaceuticals, Inc. *....................       5,936
                                                                ----------
                                                                   134,257
                                                                ----------
            ELECTRONICS -- 3.0%
     716    Cisco Systems, Inc. *.............................      13,687
   1,039    Evergreen Solar, Inc. *+..........................       6,680
      20    Samsung Electronics Co., Ltd. B...................       9,560
                                                                ----------
                                                                    29,927
                                                                ----------
            ENERGY & SERVICES -- 5.5%
     185    BJ Services Co. ..................................       9,730
     445    Chesapeake Energy Corp. ..........................      10,139
     241    GlobalSantaFe Corp. ..............................       9,821
     159    Noble Corp. ......................................       9,799
     241    Petro-Canada......................................      15,686
                                                                ----------
                                                                    55,175
                                                                ----------
            FINANCIAL SERVICES -- 0.6%
   5,367    Melco International Dev B.........................       6,410
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 0.9%
     143    Altria Group, Inc. ...............................       9,259
                                                                ----------
            HEALTH SERVICES -- 1.2%
     267    Covance, Inc. *...................................      11,980
                                                                ----------
            HOTELS & GAMING -- 1.5%
     260    Starwood Hotels & Resorts Worldwide, Inc. ........      15,222
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 5.4%
     305    Advanced Neuromodulation Systems, Inc. *..........      12,106
     195    Foxhollow Technologies, Inc. *+...................       7,459
     291    Hologic, Inc. *...................................      11,555
     302    Medtronic, Inc. ..................................      15,661
     179    Mentor Corp. +....................................       7,425
                                                                ----------
                                                                    54,206
                                                                ----------
            METALS, MINERALS & MINING -- 3.0%
     238    Cameco Corp. +....................................      10,646
     610    Corning, Inc. *...................................      10,138
     121    Precision Castparts Corp. ........................       9,387
                                                                ----------
                                                                    30,171
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 2.2%
     293    Amylin Pharmaceuticals, Inc. *+...................       6,141
     245    ICOS Corp. *......................................       5,180
     220    Pharmaceutical Product Development, Inc. *........      10,323
                                                                ----------
                                                                    21,644
                                                                ----------
            RETAIL -- 13.2%
     247    Abercrombie & Fitch Co. ..........................      16,990
     182    Advance Auto Parts, Inc. *........................      11,748
     272    Aeropostale, Inc. *...............................       9,132
     209    Chico's FAS, Inc. *...............................       7,158
     195    Electronics Boutique Holdings Corp. *.............      12,393
     293    GameStop Corp., Class A *+........................       9,571
     204    GameStop Corp., Class B *.........................       6,088
   1,187    Geox S.p.A. B.....................................       9,875

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
     308    Kohl's Corp. *....................................  $   17,237
     233    Michaels Stores, Inc. ............................       9,627
     160    Red Robin Gourmet Burgers *.......................       9,917
     367    Tiffany & Co. ....................................      12,036
                                                                ----------
                                                                   131,772
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 1.6%
     293    Jarden Corp. *....................................      15,785
                                                                ----------
            SOFTWARE & SERVICES -- 17.9%
     281    Alliance Data Systems Corp. *+....................      11,397
     560    Amdocs Ltd., ADR *................................      14,811
     316    Electronic Arts, Inc. *...........................      17,872
     329    F5 Networks, Inc. *...............................      15,526
      67    Google, Inc. *+...................................      19,561
     541    Microsoft Corp. ..................................      13,443
     143    NAVTEQ Corp. *....................................       5,332
     987    Red Hat, Inc. *+..................................      12,926
     583    Salesforce.com, Inc. *+...........................      11,932
     698    Take-Two Interactive Software, Inc. *+............      17,759
     377    Verint Systems, Inc. *............................      12,137
     174    Websense, Inc. *..................................       8,341
     484    Yahoo!, Inc. *....................................      16,761
                                                                ----------
                                                                   177,798
                                                                ----------
            TRANSPORTATION -- 1.5%
     472    Gol-Linhas Aereas Inteligentes S.A., ADR +........      14,197
                                                                ----------
            UTILITIES -- 2.4%
     200    Stericycle, Inc. *................................      10,069
     776    Tele Norte Letse Participacoes S.A., ADR..........      12,927
                                                                ----------
                                                                    22,996
                                                                ----------
            Total common stocks (cost $836,467)...............  $  967,887
                                                                ----------
SHORT-TERM SECURITIES -- 20.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 17.4%
 172,900    Boston Global Investment Trust....................  $  172,900
                                                                ----------
PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- 2.8%
$  6,406    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d)) 3.43% due 07/01/05....  $    6,406
   3,266    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       3,266
   3,266    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       3,266
   1,333    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       1,333
  14,068    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................      14,068
                                                                ----------
                                                                    28,339
                                                                ----------
            Total short-term securities (cost $201,239).......  $  201,239
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $1,037,706) O -- 17.4%..........................   1,169,126
            OTHER ASSETS, LESS LIABILITIES -- (17.4%).........    (173,605)
                                                                ----------
            NET ASSETS -- 100%................................  $  995,521
                                                                ==========

Note: Market value of investments in foreign securities represents 17.5% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $70,789, which represents 7.1% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,038,267 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $148,383
      Unrealized depreciation........................   (17,524)
                                                       --------
      Net unrealized appreciation....................  $130,859
                                                       ========

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Hong Kong Dollar                                  Buy              $277            277            7/5/2005               $--
                                                                                                                         --
                                                                                                                         $--
                                                                                                                         ==

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
             FINANCIAL SERVICES -- 1.0%
$    7,050   GMAC Commercial Mortgage Securities, Inc., Series
               1998-C1, Class F
               7.191% due 05/15/30.............................  $  7,541
                                                                 --------
             Total collateralized mortgage obligations (cost
               $7,424).........................................  $  7,541
                                                                 --------
  SHARES
----------
COMMON STOCKS -- 0.0%
             BUSINESS SERVICES -- 0.0%
        --   Hosiery Corp. @##@@...............................  $     --
                                                                 --------
             Total common stocks
               (cost $4).......................................  $     --
                                                                 --------
PRINCIPAL
  AMOUNT
----------
CONVERTIBLE BONDS -- 0.4%
             UTILITIES -- 0.4%
$    3,000   Empresa Nacional de Electricidad S.A.
               8.35% due 08/01/13..............................  $  3,484
                                                                 --------
             Total convertible bonds
               (cost $3,364)...................................  $  3,484
                                                                 ========
  SHARES
----------
CONVERTIBLE PREFERRED STOCKS -- 0.1%
             COMMUNICATIONS -- 0.0%
        21   Adelphia Communications Corp. *+..................  $      1
                                                                 --------
             UTILITIES -- 0.1%
         3   Allied Waste Industries, Inc. *+..................       749
                                                                 --------
             Total convertible preferred stocks
               (cost $1,263)...................................  $    750
                                                                 ========
PRINCIPAL
  AMOUNT
----------
CORPORATE NOTES: INVESTMENT GRADE -- 3.9%
             BANKS -- 1.1%
$    6,350   Ford Motor Credit Co.
               7.25% due 10/25/11..............................  $  6,110
     2,150   TuranAlem Finance BV @
               8.50% due 02/10/15..............................     2,215
                                                                 --------
                                                                    8,325
                                                                 --------
             FINANCIAL SERVICES -- 0.1%
     1,000   Tanger Properties LP
               9.125% due 02/15/08.............................     1,095
                                                                 --------
             MEDIA & ENTERTAINMENT -- 0.3%
     2,260   Liberty Media Corp., Class A +
               5.70% due 05/15/13..............................     2,102
                                                                 --------
             METALS, MINERALS & MINING -- 0.3%
     2,145   Vale Overseas Ltd.
               8.25% due 01/17/34..............................     2,360
                                                                 --------

PRINCIPAL                                                         MARKET
 AMOUNT I                                                        VALUE #
----------                                                       --------
             TRANSPORTATION -- 2.1%
$    3,362   American Airlines, Inc.
               6.978% due 04/01/11.............................  $  3,473
     2,400   Continental Airlines
               7.487% due 10/02/10.............................     2,426
    11,650   General Motors Acceptance Corp.
               6.875% due 09/15/11.............................    10,754
                                                                 --------
                                                                   16,653
                                                                 --------
             Total corporate notes: investment grade
               (cost $30,315)..................................  $ 30,535
                                                                 --------
CORPORATE NOTES: NON-INVESTMENT GRADE -- 87.8%
             AGRICULTURE & FISHING -- 1.3%
$    1,100   Dole Food Co., Inc.
               7.25% due 06/15/10..............................  $  1,117
     2,700   Dole Food Co., Inc. +
               8.625% due 05/01/09.............................     2,876
        11   Dole Food Co., Inc.
               8.875% due 03/15/11.............................        12
     3,395   Pilgrim's Pride Corp.
               9.25% due 11/15/13..............................     3,768
     2,110   Pilgrim's Pride Corp.
               9.625% due 09/15/11.............................     2,305
                                                                 --------
                                                                   10,078
                                                                 --------
             APPAREL & TEXTILE -- 1.3%
     2,400   Brown Shoe Co., Inc.
               8.75% due 05/01/12..............................     2,502
     1,760   Collins & Aikman Floor Cover
               9.75% due 02/15/10..............................     1,822
     3,610   INVISTA @
             9.25% due 05/01/12................................     3,944
       995   Phillips Van-Heusen
               7.75% due 11/15/23..............................     1,040
       690   Warnaco, Inc.
               8.875% due 06/15/13.............................       762
                                                                 --------
                                                                   10,070
                                                                 --------
             BANKS -- 0.8%
     5,650   Hawaiian Telcom Communications, Inc. @
               9.75% due 05/01/13..............................     5,989
                                                                 --------
             BUSINESS SERVICES -- 1.1%
     3,290   IPC Acquisition Corp.
               11.50% due 12/15/09.............................  $  3,570
     1,755   Lamar Media Corp. +
               7.25% due 01/01/13..............................     1,852
     1,975   United Rentals North America, Inc.
               6.50% due 02/15/12..............................     1,943
     1,320   United Rentals North America, Inc. +
               7.75% due 11/15/13..............................     1,297
                                                                 --------
                                                                    8,662
                                                                 --------
             CHEMICALS -- 4.0%
EUR    127   Huntsman International LLC
               10.125% due 07/01/09............................       159
     3,565   Huntsman International LLC
               9.875% due 03/01/09.............................     3,815

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
CORPORATE NOTES: NON-INVESTMENT GRADE -- (CONTINUED)
             CHEMICALS -- (CONTINUED)
$    3,600   Lyondell Chemical Co. +
               9.875% due 05/01/07.............................  $  3,690
       755   Methanex Corp. +
               8.75% due 08/15/12..............................       864
EUR  3,250   Nalco Co.
               7.75% due 11/15/11..............................     4,228
     3,850   Nalco Co. +
               8.875% due 11/15/13.............................     4,129
     2,490   Nova Chemicals Corp.
               6.50% due 01/15/12..............................     2,415
       810   PolyOne Corp. +
               10.625% due 05/15/10............................       857
     2,500   PolyOne Corp. +
               8.875% due 05/01/12.............................     2,469
     2,845   Rhodia S.A. +
               10.25% due 06/01/10.............................     3,051
     1,350   Rockwood Specialities Group, Inc.
               10.625% due 05/15/11............................     1,488
     2,000   Rockwood Specialities Group, Inc. @
               7.50% due 11/15/14..............................     1,985
       630   Scotts Miracle-Gro Co.
               6.625% due 11/15/13.............................       650
     2,000   Sheridan Corp.
               10.25% due 08/15/11.............................     2,078
                                                                 --------
                                                                   31,878
                                                                 --------
             COMMUNICATIONS -- 10.8%
       535   AT&T Corp.
               8.35% due 01/15/25..............................       553
     4,132   AT&T Corp.
               9.05% due 11/15/11..............................     4,762
     4,600   American Cellular Corp.
               10.00% due 08/01/11.............................     4,669
     3,000   American Tower Corp. +
               7.50% due 05/01/12..............................     3,203
     4,720   Centennial Cellular Operating Co.
               10.125% due 06/15/13............................     5,334
       400   Century Communications Corp. +L
               8.875% due 01/15/07.............................       408
     8,540   Cincinnati Bell, Inc. +
               8.375% due 01/15/14.............................     8,754
       720   Cincinnati Bell, Inc. @
               8.375% due 01/15/14.............................       738
     1,305   Citizens Communications Co. +
               6.25% due 01/15/13..............................     1,263
     3,648   Dex Media West LLC
               5.875% due 11/15/11.............................     3,602
     2,565   Dobson Cellular Systems
               9.875% due 11/01/12.............................     2,706
     6,155   Intelsat Ltd. +
               6.50% due 11/01/13..............................     4,986
     3,405   L-3 Communications Corp. +
               6.125% due 07/15/13.............................     3,422
     1,500   L-3 Communications Corp.
               7.625% due 06/15/12.............................     1,598

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
             COMMUNICATIONS -- (CONTINUED)
$    4,149   Lucent Technologies, Inc.
               6.45% due 03/15/29..............................  $  3,713
     1,010   MCI, Inc.
               7.688% due 05/01/09.............................     1,052
     1,485   MCI, Inc.
               8.735% due 05/01/14.............................     1,665
     3,305   Nextel Communications, Inc.
               7.375% due 08/01/15.............................     3,569
     2,350   Qwest Capital Funding, Inc. +
               7.25% due 02/15/11..............................     2,250
       250   Qwest Corp. +
               7.25% due 10/15/35..............................       222
     5,430   Qwest Corp.
               9.125% due 03/15/12.............................     5,905
     4,000   Qwest Services Corp.
               13.50% due 12/15/10.............................     4,620
     2,380   Rexnord Corp.
               10.125% due 12/15/12............................     2,606
     8,930   Rogers Cable, Inc.
               6.25% due 06/15/13..............................     8,908
     3,725   Rogers Wireless Communications, Inc.
               6.375% due 03/01/14.............................     3,790
       550   Rogers Wireless Communications, Inc.
               9.625% due 05/01/11.............................       646
       575   Rogers Wireless, Inc.
               9.75% due 06/01/16..............................       694
                                                                 --------
                                                                   85,638
                                                                 --------
             COMPUTERS & OFFICE EQUIPMENT -- 0.3%
     2,555   Scientific Games Corp. @
               6.25% due 12/15/12..............................     2,581
                                                                 --------
             CONSTRUCTION -- 1.3%
     1,834   Asia Aluminum Holdings Ltd. @
               8.00% due 12/23/11..............................     1,802
     4,425   Horton (D.R.), Inc.
               5.625% due 09/15/14.............................     4,419
     1,875   K. Hovnanian Enterprises, Inc.
               6.25% due 01/15/15..............................     1,852
     1,875   KB Home Corp.
               6.25% due 06/15/15..............................     1,906
                                                                 --------
                                                                    9,979
                                                                 --------
             CONSUMER DURABLES -- 1.6%
     1,100   Owens Brockway Glass Container, Inc. +
               7.75% due 05/15/11..............................     1,169
     3,055   Owens Brockway Glass Container, Inc.
               8.75% due 11/15/12..............................     3,368
     2,415   Owens Brockway Glass Container, Inc.
               8.875% due 02/15/09.............................     2,566
     1,600   Russel Metals, Inc. +
               6.375% due 03/01/14.............................     1,496
     4,090   Sealy Mattress Co. +
               8.25% due 06/15/14..............................     4,131
                                                                 --------
                                                                   12,730
                                                                 --------

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
CORPORATE NOTES: NON-INVESTMENT GRADE -- (CONTINUED)
             CONSUMER NON-DURABLES -- 2.7%
$    1,200   Airgas, Inc.
               9.125% due 10/01/11.............................  $  1,296
     2,400   DEL Laboratories, Inc.
               8.00% due 02/01/12..............................     2,064
     1,850   Houghton Mifflin Co.
               8.25% due 02/01/11..............................     1,919
     3,190   Johnsondiversey, Inc.
               9.625% due 05/15/12.............................     3,238
     3,225   K2, Inc. +
               7.375% due 07/01/14.............................     3,394
     1,880   Perry Ellis International, Inc.
               8.875% due 09/15/13.............................     1,880
     2,405   Xerox Corp.
               6.875% due 08/15/11.............................     2,549
     1,800   Xerox Corp.
               7.125% due 06/15/10.............................     1,915
       990   Xerox Corp.
               7.625% due 06/15/13.............................     1,065
     1,445   Xerox Corp.
               9.75% due 01/15/09..............................     1,642
                                                                 --------
                                                                   20,962
                                                                 --------
             CONSUMER SERVICES -- 2.9%
     3,865   Carriage Services, Inc. @
               7.875% due 01/15/15.............................     4,078
       520   Donnelley (R.H.) Finance Corp. I @
               8.875% due 12/15/10.............................       568
     3,475   Knowledge Learning Center, Inc. @
               7.75% due 02/01/15..............................     3,319
     3,500   Rainbow National Services LLC @
               10.375% due 09/01/14............................     4,025
     2,755   Sensus Metering Systems, Inc.
               8.625% due 12/15/13.............................     2,562
     1,875   Service Corp. International +
               6.75% due 04/01/16..............................     1,917
       830   Service Corp. International
               7.70% due 04/15/09..............................       888
       400   Service Corp. International
               7.875% due 02/01/13.............................       431
     5,410   Valor Telecommunications Enterprises LLC @
               7.75% due 02/15/15..............................     5,315
                                                                 --------
                                                                   23,103
                                                                 --------
             DRUGS -- 0.7%
     1,385   Jean Coutu Group, Inc. +
               8.50% due 08/01/14..............................     1,368
     2,000   Polypore, Inc. +
               8.75% due 05/15/12..............................     1,870
     2,400   Warner Chilcott Corp. @
               8.75% due 02/01/15..............................     2,334
                                                                 --------
                                                                    5,572
                                                                 --------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
             ELECTRICAL EQUIPMENT -- 1.9%
$    1,205   Bio-Rad Laboratories, Inc.
               6.125% due 12/15/14.............................  $  1,217
     1,185   Bio-Rad Laboratories, Inc.
               7.50% due 08/15/13..............................     1,268
     1,900   Fisher Scientific International, Inc. @
             6.125% due 07/01/15...............................     1,902
     1,900   Fisher Scientific International, Inc.
               8.00% due 09/01/13..............................     2,171
     1,965   Itron, Inc.
               7.75% due 05/15/12..............................     2,014
     5,700   PerkinElmer, Inc. +
               8.875% due 01/15/13.............................     6,341
                                                                 --------
                                                                   14,913
                                                                 --------
             ELECTRONICS -- 2.7%
     2,810   Celestica, Inc.
               7.625% due 07/01/13.............................     2,817
     1,340   Flextronics International Ltd.
               6.50% due 05/15/13..............................     1,387
     3,480   Legrand Holding S.A.
               10.50% due 02/15/13.............................     3,967
     3,225   Sanmina-SCI Corp.
               10.375% due 01/15/10............................     3,580
     3,500   Spectrum Brands, Inc. @
               7.375% due 02/01/15.............................     3,386
     2,735   Spectrum Brands, Inc.
               8.50% due 10/01/13..............................     2,858
     3,025   Thomas & Betts Corp.
               7.25% due 06/01/13..............................     3,317
                                                                 --------
                                                                   21,312
                                                                 --------
             ENERGY & SERVICES -- 5.4%
     1,965   Chesapeake Energy Corp. @
               6.375% due 06/15/15.............................     2,014
     1,735   Chesapeake Energy Corp. @
               6.625% due 01/15/16.............................     1,791
     1,340   Chesapeake Energy Corp. +
               6.875% due 01/15/16.............................     1,397
       720   Chesapeake Energy Corp. +
               7.75% due 01/15/15..............................       778
       660   Citgo Petroleum Corp.
               6.00% due 10/15/11..............................       658
     4,500   Comstock Resources, Inc.
               6.875% due 03/01/12.............................     4,545
     1,400   Foundation PA Coal Co. +
               7.25% due 08/01/14..............................     1,470
     7,615   Giant Industries, Inc. +
               8.00% due 05/15/14..............................     7,939
       250   Houston Exploration Co. +
               7.00% due 06/15/13..............................       258
     1,397   Magnum Hunter Resources, Inc.
               9.60% due 03/15/12..............................     1,551
     1,990   Ocean Rig Norway As @
               8.375% due 07/01/13.............................     2,015
     2,550   Peabody Energy Corp. +
               6.875% due 03/15/13.............................     2,703
       610   Plains Exploration & Production Co.
               7.125% due 06/15/14.............................       653

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
CORPORATE NOTES: NON-INVESTMENT GRADE -- (CONTINUED)
             ENERGY & SERVICES -- (CONTINUED)
$      800   Plains Exploration & Production Co.
               8.75% due 07/01/12..............................  $    868
     1,222   Port Arthur Finance Corp.
               12.50% due 01/15/09.............................     1,381
       620   Premcor Refining Group, Inc. (The)
               6.125% due 05/01/11.............................       654
     3,365   Premcor Refining Group, Inc. (The)
               9.25% due 02/01/10..............................     3,718
     1,935   Southern Star Central Corp.
               8.50% due 08/01/10..............................     2,032
     2,355   Stone Energy Corp.
               6.75% due 12/15/14..............................     2,290
     1,660   Tesoro Petroleum Corp.
               9.625% due 04/01/12.............................     1,836
     1,945   Whiting Petroleum Corp.
               7.25% due 05/01/12..............................     1,994
                                                                 --------
                                                                   42,545
                                                                 --------
             FINANCIAL SERVICES -- 3.5%
     6,050   Amr Real Estate Partners @
               7.125% due 02/15/13.............................     5,929
     3,857   BCP Crystal US Holdings Corp.
               9.625% due 06/15/14.............................     4,320
       700   Couche-Tard Finance Group
               7.50% due 12/15/13..............................       735
     1,635   Crescent Equity Limited Partnership LP
               9.25% due 04/15/09..............................     1,741
     1,000   Felcor Lodging LP
               9.00% due 06/01/11..............................     1,093
     1,175   Host Marriott LP @
               6.375% due 03/15/15.............................     1,163
     6,470   Host Marriott LP +
               7.00% due 08/15/12..............................     6,713
       745   Host Marriott LP
               7.125% due 11/01/13.............................       777
     4,000   Select Medical Corp. @
               7.625% due 02/01/15.............................     3,960
     1,250   Senior Housing Properties Trust
               7.875% due 04/15/15.............................     1,338
                                                                 --------
                                                                   27,769
                                                                 --------
             FOOD, BEVERAGE & TOBACCO -- 1.0%
     3,350   Burns Philip Capital Property Ltd.
               9.75% due 07/15/12..............................     3,601
       390   Hercules, Inc.
               6.60% due 08/01/27..............................       394
EUR    285   Remy Cointreau S.A. @
               6.50% due 07/01/10..............................       367
       320   Smithfield Foods, Inc.
               7.75% due 05/15/13..............................       349
     2,640   Smithfield Foods, Inc.
               8.00% due 10/15/09..............................     2,851
                                                                 --------
                                                                    7,562
                                                                 --------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
             FOREST & PAPER PRODUCTS -- 4.3%
$    2,075   Abitibi-Consolidated Finance LP
               7.875% due 08/01/09.............................  $  2,117
     1,050   Boise Cascade LLC @
               7.125% due 10/15/14.............................     1,032
     3,030   Cascade, Inc.
               7.25% due 02/15/13..............................     2,962
     3,000   Domtar, Inc.
               7.875% due 10/15/11.............................     3,172
     3,670   Georgia-Pacific Corp.
               8.125% due 05/15/11.............................     4,138
     5,920   Georgia-Pacific Corp.
               8.875% due 02/01/10.............................     6,719
     3,390   Jefferson Smurfit Corp. +
               7.50% due 06/01/13..............................     3,237
     3,490   Jefferson Smurfit Corp.
               8.25% due 10/01/12..............................     3,507
     1,350   Potlatch Corp.
               12.50% due 12/01/09.............................     1,677
     7,125   Tembec Industries, Inc. +
               7.75% due 03/15/12..............................     5,237
                                                                 --------
                                                                   33,798
                                                                 --------
             HEALTH SERVICES -- 2.1%
     1,945   Coventry Health Care, Inc. +
               5.875% due 01/15/12.............................     1,979
     2,285   DaVita, Inc. @
               6.625% due 03/15/13.............................     2,359
     2,690   HCA, Inc.
               5.50% due 12/01/09..............................     2,698
     2,545   HCA, Inc. +
               6.375% due 01/15/15.............................     2,641
       475   Psychiatric Solution @
               7.375% due 07/15/15.............................       475
     1,850   Tenet Healthcare Corp. @
               9.25% due 02/01/15..............................     1,919
     3,660   Tenet Healthcare Corp.
               9.875% due 07/01/14.............................     3,925
       720   United Surgical Partners International, Inc.
               10.00% due 12/15/11.............................       792
                                                                 --------
                                                                   16,788
                                                                 --------
             HOTELS & GAMING -- 5.3%
     1,785   Boyd Gaming Corp. +
               6.75% due 04/15/14..............................     1,830
     5,185   Boyd Gaming Corp. +
               7.75% due 12/15/12..............................     5,541
     7,195   Hammons (John Q.) Hotels LP
               8.875% due 05/15/12.............................     7,843
     1,365   La Quinta Properties, Inc. +
               7.00% due 08/15/12..............................     1,411
     2,100   La Quinta Properties, Inc.
               8.875% due 03/15/11.............................     2,271
     5,290   MGM Mirage, Inc.
               6.75% due 09/01/12..............................     5,449
     2,580   Mohegan Tribal Gaming Authority @
               6.125% due 02/15/13.............................     2,606
     1,300   Mohegan Tribal Gaming Authority
               6.375% due 07/15/09.............................     1,326

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
CORPORATE NOTES: NON-INVESTMENT GRADE -- (CONTINUED)
             HOTELS & GAMING -- (CONTINUED)
$    2,445   Mohegan Tribal Gaming Authority
               7.125% due 08/15/14.............................  $  2,561
     2,370   Station Casinos, Inc. +
               6.00% due 04/01/12..............................     2,406
     4,000   Station Casinos, Inc.
               6.50% due 02/01/14..............................     4,080
     4,690   Wynn Las Vegas Corp. @
               6.625% due 12/01/14.............................     4,549
                                                                 --------
                                                                   41,873
                                                                 --------
             MACHINERY -- 1.1%
     1,920   Cummins, Inc.
               6.75% due 02/15/27..............................     1,987
     3,265   Terex Corp.
               7.375% due 01/15/14.............................     3,379
     3,070   Terex Corp.
               9.25% due 07/15/11..............................     3,331
                                                                 --------
                                                                    8,697
                                                                 --------
             MEDIA & ENTERTAINMENT -- 6.2%
     1,925   Argosy Gaming Co.
               7.00% due 01/15/14..............................     2,120
     1,500   CSC Holdings, Inc.
               7.25% due 07/15/08..............................     1,504
     3,020   CSC Holdings, Inc.
               7.625% due 04/01/11.............................     2,982
     2,640   CanWest Media, Inc. +
               7.625% due 04/15/13.............................     2,825
     2,760   Cenveo Corp. +
               7.875% due 12/01/13.............................     2,622
     3,600   Charter Communications Operating LLC @
               8.00% due 04/30/12..............................     3,582
     1,090   Charter Communications Holdings II LLC
               10.25% due 09/15/10.............................     1,102
     4,690   Charter Communications Holdings LLC +
               10.00% due 04/01/09.............................     3,623
     4,189   DirecTV Holdings LLC
               8.375% due 03/15/13.............................     4,639
     5,765   Echostar DBS Corp.
               5.75% due 10/01/08..............................     5,729
     2,910   Intrawest Corp.
               7.50% due 10/15/13..............................     2,986
     1,960   Intrawest Corp.
               7.50% due 10/15/13..............................     2,011
     2,450   Medianews Group, Inc.
               6.875% due 10/01/13.............................     2,429
     1,225   Penn National Gaming, Inc. @
               6.75% due 03/01/15..............................     1,216
       337   Primedia, Inc. +
               7.625% due 04/01/08.............................       341
     1,300   Primedia, Inc.
               8.00% due 05/15/13..............................     1,303
     1,445   Quebecor Media, Inc.
               11.125% due 07/15/11............................     1,606
     1,600   Shaw Communications, Inc.
               8.25% due 04/11/10..............................     1,776

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
             MEDIA & ENTERTAINMENT -- (CONTINUED)
$      755   Town Sports International, Inc.
               9.625% due 04/15/11.............................  $    781
     3,360   Universal City Florida Holding Co.
               8.375% due 05/01/10.............................     3,503
                                                                 --------
                                                                   48,680
                                                                 --------
             METALS, MINERALS & MINING -- 3.4%
     2,930   AK Steel Holding Corp.
               7.75% due 06/15/12..............................     2,476
     4,463   Ball Corp.
               6.875% due 12/15/12.............................     4,686
     2,205   California Steel Industries, Inc.
               6.125% due 03/15/14.............................     2,051
     2,000   Century Aluminum Co. +
               7.50% due 08/15/14..............................     1,975
       225   Corning, Inc.
               5.90% due 03/15/14..............................       231
     3,529   Crown European Holdings S.A.
               9.50% due 03/01/11..............................     3,900
       275   International Steel Group, Inc.
               6.50% due 04/15/14..............................       264
       375   Jorgensen (Earle M.) Co.
               9.75% due 06/01/12..............................       405
     6,180   Novelis, Inc. @
               7.25% due 02/15/15..............................     6,203
     1,245   Oregon Steel Mills, Inc. +
               10.00% due 07/15/09.............................     1,341
       985   Steel Dynamics, Inc. +
               9.50% due 03/15/09..............................     1,047
     1,480   United States Steel Corp.
               9.75% due 05/15/10..............................     1,598
       741   United States Steel LLC
               10.75% due 08/01/08.............................       823
                                                                 --------
                                                                   27,000
                                                                 --------
             REAL ESTATE INVESTMENT TRUST -- 1.1%
     3,400   Trustreet Properties, Inc. @
               7.50% due 04/01/15..............................     3,477
       920   Ventas Realty LP @
               6.75% due 06/01/10..............................       958
       570   Ventas Realty LP
               8.75% due 05/01/09..............................       630
     3,480   Ventas Realty LP
               9.00% due 05/01/12..............................     4,002
                                                                 --------
                                                                    9,067
                                                                 --------
             RETAIL -- 3.1%
     3,535   Ahold Finance USA, Inc. +
               8.25% due 07/15/10..............................     3,889
     2,155   Amerigas Partners LP @
               7.25% due 05/20/15..............................     2,241
     3,615   Delhaize America, Inc. +
               8.125% due 04/15/11.............................     4,055
     1,735   Ingles Markets, Inc.
               8.875% due 12/01/11.............................     1,763
     1,980   Penney (J.C.) Co., Inc.
               7.65% due 08/15/16..............................     2,242

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
CORPORATE NOTES: NON-INVESTMENT GRADE -- (CONTINUED)
             RETAIL -- (CONTINUED)
$    2,000   Penney (J.C.) Co., Inc.
               8.125% due 04/01/27.............................  $  2,110
     1,915   Pierre Foods, Inc. +
               9.875% due 07/15/12.............................     1,977
     2,055   Sonic Automotive, Inc.
               8.625% due 08/15/13.............................     2,076
     2,435   Stater Brothers Holdings +
               8.125% due 06/15/12.............................     2,374
     1,610   United Auto Group, Inc.
               9.625% due 03/15/12.............................     1,719
                                                                 --------
                                                                   24,446
                                                                 --------
             RUBBER & PLASTICS PRODUCTS -- 1.5%
     3,460   AEP Industries, Inc. @
               7.875% due 03/15/13.............................     3,468
     3,800   Goodyear Tire & Rubber Co. (The) @
               9.00% due 07/01/15..............................     3,734
       340   Norampac, Inc.
               6.75% due 06/01/13..............................       341
     4,070   Plastipak Holdings, Inc.
               10.75% due 09/01/11.............................     4,487
                                                                 --------
                                                                   12,030
                                                                 --------
             SOFTWARE & SERVICES -- 0.8%
     2,000   Emmis Operating Co.
               6.875% due 05/15/12.............................     1,980
     3,845   Unisys Corp. +
               6.875% due 03/15/10.............................     3,778
       700   United Components, Inc.
               9.375% due 06/15/13.............................       705
                                                                 --------
                                                                    6,463
                                                                 --------
             TRANSPORTATION -- 3.5%
     2,840   Bombardier Recreational Products, Inc.
               8.375% due 12/15/13.............................     3,025
     4,630   Bombardier, Inc. @
               6.30% due 05/01/14..............................     4,190
     2,000   Bombardier, Inc. @
               6.75% due 05/01/12..............................     1,900
     5,185   Group 1 Automotive, Inc.
               8.25% due 08/15/13..............................     5,237
     1,000   Navistar International Corp. +
               7.50% due 06/15/11..............................     1,020
     2,019   Northwest Airlines, Inc.
               6.81% due 02/01/20..............................     1,749
     3,971   TRW Automotive, Inc.
               9.375% due 02/15/13.............................     4,398
     6,060   Trinity Industries, Inc.
               6.50% due 03/15/14..............................     6,030
                                                                 --------
                                                                   27,549
                                                                 --------
             UTILITIES -- 12.1%
     6,280   AES Corp. (The) @
               8.75% due 05/15/13..............................     7,018
     3,305   Allied Waste North America, Inc.
               5.75% due 02/15/11..............................     3,090

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
             UTILITIES -- (CONTINUED)
$    1,100   Allied Waste North America, Inc. +
               7.875% due 04/15/13.............................  $  1,125
     2,800   Allied Waste North America, Inc.
               8.875% due 04/02/08.............................     2,940
       233   Allied Waste North America, Inc. +
               9.25% due 09/01/12..............................       252
     4,840   Aquila, Inc.
               7.625% due 11/15/09.............................     4,997
     1,180   CMS Energy Corp.
               7.75% due 08/01/10..............................     1,269
     4,520   CMS Energy Corp. +
               8.50% due 04/15/11..............................     5,040
     3,620   Centerpoint Energy, Inc.
               6.85% due 06/01/15..............................     4,050
     2,905   Consumers Energy Co.
               6.30% due 02/01/12..............................     2,920
     2,960   Dynegy Holdings, Inc. @
               10.125% due 07/15/13............................     3,345
       940   Edison Mission Energy
               7.73% due 06/15/09..............................       991
     4,390   Edison Mission Energy
               9.875% due 04/15/11.............................     5,142
     2,130   El Paso CGP Co.
               6.50% due 06/01/08..............................     2,114
     2,500   El Paso CGP Co.
               7.75% due 06/15/10..............................     2,550
     5,435   El Paso Corp. +
               7.875% due 06/15/12.............................     5,598
     4,425   Monongahela Power Co. +
               7.36% due 01/15/10..............................     4,819
     4,650   NRG Energy, Inc. @
               8.00% due 12/15/13..............................     4,906
     1,100   Nevada Power Co.
               8.50% due 01/01/23..............................     1,134
       440   Nevada Power Co.
               9.00% due 08/15/13..............................       495
     4,275   Reliant Energy, Inc. +
               6.75% due 12/15/14..............................     4,179
     1,930   Sierra Pacific Resources
               8.625% due 03/15/14.............................     2,133
     2,000   TECO Energy, Inc. @
               5.37% due 05/01/10..............................     2,023
     1,870   TXU Corp. @
               5.55% due 11/15/14..............................     1,814
     2,775   Tenaska Alabama Partners LP @
               7.00% due 06/30/21..............................     2,810
     9,640   Tennessee Gas Pipeline Co.
               7.50% due 04/01/17..............................    10,678
     7,694   Texas Genco LLC @
               6.875% due 12/15/14.............................     8,098
                                                                 --------
                                                                   95,530
                                                                 --------
             Total corporate notes: non-investment grade (cost
               $687,948).......................................  $693,264
                                                                 --------

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  SHARES
----------
WARRANTS -- 0.0%
             RUBBER & PLASTICS PRODUCTS -- 0.0%
        --   Pliant Corp. @@@..................................  $     --
                                                                 --------
             Total warrants
               (cost $0).......................................  $     --
                                                                 --------
  SHARES
----------
SHORT-TERM SECURITIES -- 15.9%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 15.8%
$  125,011   State Street Navigator Securities Lending Prime
               Portfolio.......................................  $125,011
                                                                 --------
PRINCIPAL
  AMOUNT
----------
             U.S. TREASURY BILLS -- 0.1% ++
$      300   2.90% due 09/22/05................................  $    298
                                                                 --------
             Total short-term securities
               (cost $125,309).................................  $125,309
                                                                 --------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $855,627) O -- 109.1%...............   860,883
             OTHER ASSETS, LESS LIABILITIES -- (9.1%)..........   (71,034)
                                                                 --------
             NET ASSETS -- 100%................................  $789,849
                                                                 ========

Note: Market value of investments in foreign securities represents 10.6% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  +  All or a portion of this security was on loan as of June 30, 2005
     (See Note 2(i).
  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $135,343 or 17.1% of net assets.

  ## Illiquid Securities (See Note 2(m)).

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  I All principal amounts are in U.S. dollars unless otherwise indicated. EUR -- EURO

 L   Debt security in default due to bankruptcy.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $856,421 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $13,494
      Unrealized depreciation.........................   (9,032)
                                                        -------
      Net unrealized appreciation.....................  $ 4,462
                                                        =======

  ++ The Fund had 255 CBT 10 Year U.S. Treasury Notes September
     2005 Futures contracts open as of June 30, 2005. These contracts had a value of $28,935 as of June 30, 2005 and were collateralized by a U.S. Treasury Bill, 2.90% due 09/22/05, with a market value of $298.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                 MARKET         CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                  TRANSACTION         VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                  -----------         ------         --------         ---------         --------------
EURO                                            Sell             $4,608          $4,804          7/26/2005              $196
                                                                                                                        ----
                                                                                                                        $196
                                                                                                                        ====

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 99.1%
            AEROSPACE & DEFENSE -- 0.2%
      85    Raytheon Co. .....................................  $    3,317
            APPAREL & TEXTILE -- 0.2%
      71    Coach, Inc. *.....................................       2,373
      23    Jones Apparel Group, Inc. ........................         702
      20    Liz Claiborne, Inc. +.............................         811
      19    V. F. Corp. ......................................       1,076
                                                                ----------
                                                                     4,962
                                                                ----------
            BANKS -- 11.8%
      66    AmSouth Bancorp +.................................       1,721
     220    American Express Co. .............................      11,689
     103    BB&T Corp. +......................................       4,097
     754    Bank of America Corp. ............................      34,399
     146    Bank of New York Co., Inc. (The)..................       4,202
      40    CIT Group, Inc. ..................................       1,697
      47    Capital One Financial Corp. +.....................       3,784
     976    Citigroup, Inc. ..................................      45,102
      32    Comerica, Inc. ...................................       1,832
      23    Compass Bancshares, Inc. .........................       1,044
     110    Countrywide Financial Corp. ......................       4,255
      98    Fifth Third Bancorp +.............................       4,030
      23    First Horizon National Corp. +....................         983
      53    Golden West Financial Corp. ......................       3,412
      44    Huntington Bancshares, Inc. ......................       1,053
      77    KeyCorp. +........................................       2,536
      18    M&T Bank Corp. ...................................       1,924
     238    MBNA Corp. .......................................       6,218
      40    Marshall & Ilsley Corp. +.........................       1,774
      79    Mellon Financial Corp. ...........................       2,278
     660    Morgan (J.P.) Chase & Co. ........................      23,308
     111    National City Corp. ..............................       3,801
      90    North Fork Bancorp, Inc. .........................       2,517
      38    Northern Trust Corp. .............................       1,737
      53    PNC Financial Services Group, Inc. ...............       2,897
      55    Providian Financial Corp. *+......................         973
      87    Regions Financial Corp. +.........................       2,948
      79    SLM Corp. ........................................       3,998
      68    Sovereign Bancorp, Inc. ..........................       1,528
      62    State Street Corp. ...............................       2,996
      64    SunTrust Banks, Inc. .............................       4,602
      58    Synovus Financial Corp. ..........................       1,671
     344    U.S. Bancorp......................................      10,036
     296    Wachovia Corp. ...................................      14,662
     165    Washington Mutual, Inc. ..........................       6,694
     316    Wells Fargo & Co. ................................      19,484
      17    Zions Bancorp.....................................       1,235
                                                                ----------
                                                                   243,117
                                                                ----------
            BUSINESS SERVICES -- 1.0%
     197    Cendant Corp. ....................................       4,411
      27    Convergys Corp. *.................................         380
      24    Equifax, Inc. ....................................         868
      16    Fluor Corp. +.....................................         933
      79    Interpublic Group of Cos., Inc. (The) *+..........         966
      23    Monster Worldwide, Inc. *.........................         651
      34    Omnicom Group, Inc. ..............................       2,747

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            BUSINESS SERVICES -- (CONTINUED)
      67    Paychex, Inc. ....................................  $    2,170
      30    Robert Half International, Inc. ..................         747
     228    eBay, Inc. *......................................       7,520
                                                                ----------
                                                                    21,393
                                                                ----------
            CHEMICALS -- 1.5%
      43    Air Products & Chemicals, Inc. ...................       2,593
      19    Avery Dennison Corp. .............................       1,012
     180    Dow Chemical Co. (The)............................       8,029
      15    Eastman Chemical Co. .............................         833
      10    Great Lakes Chemical Corp. .......................         308
      17    International Flavors & Fragrances, Inc. .........         601
      50    Monsanto Co. .....................................       3,162
      32    PPG Industries, Inc. .............................       2,021
      61    Praxair, Inc. ....................................       2,829
      36    Rohm & Haas Co. ..................................       1,678
     187    du Pont (E.I.) de Nemours & Co. ..................       8,034
                                                                ----------
                                                                    31,100
                                                                ----------
            COMMUNICATIONS -- 4.6%
      22    ADC Telecommunications, Inc. *....................         475
     150    AT&T Corp. .......................................       2,862
      61    Alltel Corp. +....................................       3,818
      31    Andrew Corp. *....................................         389
      90    Avaya, Inc. *.....................................         745
     343    BellSouth Corp. ..................................       9,124
     108    CIENA Corp. *.....................................         226
      25    CenturyTel, Inc. .................................         852
      64    Citizens Communications Co. ......................         859
      38    Comverse Technology, Inc. *.......................         889
      22    L-3 Communications Holdings, Inc. +...............       1,708
     831    Lucent Technologies, Inc. *+......................       2,418
     460    Motorola, Inc. ...................................       8,398
      69    Network Appliance, Inc. *+........................       1,942
     211    Nextel Communications, Inc., Class A *............       6,821
     306    QUALCOMM, Inc. ...................................      10,114
     314    Qwest Communications International, Inc. *+.......       1,163
      33    Rockwell Collins, Inc. ...........................       1,593
     620    SBC Communications, Inc. .........................      14,713
      29    Scientific-Atlanta, Inc. .........................         952
     278    Sprint Corp.-FON Group +..........................       6,962
      84    Tellabs, Inc. *...................................         732
     519    Verizon Communications, Inc. .....................      17,931
                                                                ----------
                                                                    95,686
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.0%
     144    3M Co. +..........................................      10,433
     155    Apple Computer, Inc. *............................       5,687
     454    Dell, Inc. *......................................      17,941
     451    EMC Corp. *.......................................       6,178
      56    Gateway, Inc. *...................................         184
     541    Hewlett-Packard Co. ..............................      12,726
     303    International Business Machines Corp. ............      22,453
      65    International Game Technology +...................       1,816
      35    Jabil Circuit, Inc. *.............................       1,060
      24    Lexmark International, Inc. *.....................       1,536
      43    Pitney Bowes, Inc. ...............................       1,877

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            COMPUTERS & OFFICE EQUIPMENT -- (CONTINUED)
     182    Solectron Corp. *.................................  $      691
      46    Symbol Technologies, Inc. ........................         449
                                                                ----------
                                                                    83,031
                                                                ----------
            CONSTRUCTION -- 0.2%
      24    Centex Corp. .....................................       1,696
      16    KB Home Corp. ....................................       1,189
      22    Pulte Homes, Inc. +...............................       1,879
                                                                ----------
                                                                     4,764
                                                                ----------
            CONSUMER DURABLES -- 0.4%
      16    Grainger (W.W.), Inc. ............................         855
      36    Johnson Controls, Inc. ...........................       2,028
      36    Leggett & Platt, Inc. ............................         946
      81    Masco Corp. +.....................................       2,582
      52    Newell Rubbermaid, Inc. +.........................       1,230
      24    Visteon Corp. ....................................         145
                                                                ----------
                                                                     7,786
                                                                ----------
            CONSUMER NON-DURABLES -- 4.2%
      16    Alberto-Culver Co., Class B.......................         693
      20    AmerisourceBergen Corp. +.........................       1,369
      89    Avon Products, Inc. ..............................       3,350
      17    Brown-Forman Corp., Class B.......................       1,022
      80    Cardinal Health, Inc. ............................       4,624
      29    Clorox Co. (The)..................................       1,610
      98    Colgate-Palmolive Co. ............................       4,896
      54    Eastman Kodak Co. +...............................       1,445
      41    Ecolab, Inc. .....................................       1,333
     187    Gillette Co. (The)................................       9,473
      31    Hasbro, Inc. +....................................         653
      77    Mattel, Inc. .....................................       1,413
      55    McKesson Corp. ...................................       2,481
      52    Medco Health Solutions, Inc. *....................       2,775
      43    NIKE, Inc., Class B...............................       3,706
     464    Procter & Gamble Co. (The)........................      24,481
      11    Reebok International Ltd. +.......................         439
      84    Safeway, Inc. +...................................       1,900
      26    Supervalu, Inc. +.................................         832
     119    Sysco Corp. ......................................       4,296
     379    Tyco International Ltd. +.........................      11,058
     180    Xerox Corp. *+....................................       2,478
                                                                ----------
                                                                    86,327
                                                                ----------
            CONSUMER SERVICES -- 0.2%
      28    Cintas Corp. +....................................       1,085
      31    H&R Block, Inc. +.................................       1,809
      12    Ryder System, Inc. ...............................         443
                                                                ----------
                                                                     3,337
                                                                ----------
            DRUGS -- 6.5%
     291    Abbott Laboratories...............................      14,252
     232    Amgen, Inc. *.....................................      14,033
      65    Biogen Idec, Inc. *...............................       2,225
     367    Bristol-Myers Squibb Co. .........................       9,155
      28    Chiron Corp. *+...................................         970

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            DRUGS -- (CONTINUED)
     213    Eli Lilly & Co. ..................................  $   11,838
      64    Forest Laboratories, Inc. *.......................       2,479
      47    Genzyme Corp. *...................................       2,842
      85    Gilead Sciences, Inc. *...........................       3,726
      30    Hospira, Inc. *...................................       1,154
      45    King Pharmaceuticals, Inc. *......................         472
      47    MedImmune, Inc. *.................................       1,242
     413    Merck & Co., Inc. ................................      12,727
      51    Mylan Laboratories, Inc. .........................         972
   1,394    Pfizer, Inc. .....................................      38,458
     277    Schering-Plough Corp. ............................       5,272
      13    Sigma-Aldrich Corp. +.............................         723
      21    Watson Pharmaceuticals, Inc. *....................         612
     251    Wyeth.............................................      11,170
                                                                ----------
                                                                   134,322
                                                                ----------
            EDUCATION -- 0.1%
      31    Apollo Group, Inc. *+.............................       2,401
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.8%
      81    Agilent Technologies, Inc. *......................       1,867
      25    Allergan, Inc. +..................................       2,088
      37    Applera Corp. -- Applied Biosystems Group.........         728
      52    Danaher Corp. ....................................       2,701
      23    Fisher Scientific International, Inc. *...........       1,460
      37    KLA -- Tencor Corp. +.............................       1,613
       9    Millipore Corp. *.................................         533
      24    PerkinElmer, Inc. ................................         459
      33    Rockwell Automation, Inc. ........................       1,598
      17    Tektronix, Inc. ..................................         386
      37    Teradyne, Inc. *+.................................         439
      30    Thermo Electron Corp. *...........................         811
      22    Waters Corp. *....................................         818
                                                                ----------
                                                                    15,501
                                                                ----------
            ELECTRONICS -- 7.8%
      74    Advanced Micro Devices, Inc. *+...................       1,285
      70    Altera Corp. *....................................       1,381
      34    American Power Conversion Corp. ..................         802
      69    Analog Devices, Inc. +............................       2,589
      58    Applied Micro Circuits Corp. *....................         147
      55    Broadcom Corp., Class A *.........................       1,949
   1,199    Cisco Systems, Inc. *.............................      22,903
      17    Cooper Industries Ltd. ...........................       1,112
      78    Emerson Electric Co. .............................       4,891
      75    Freescale Semiconductor, Inc., Class B *+.........       1,597
   1,989    General Electric Co. .............................      68,919
   1,158    Intel Corp. ......................................      30,170
     272    JDS Uniphase Corp. *+.............................         413
      73    LSI Logic Corp. *.................................         617
      57    Linear Technology Corp. ..........................       2,106
      62    Maxim Integrated Products, Inc. ..................       2,350
      15    Maytag Corp. +....................................         233
     115    Micron Technology, Inc. *+........................       1,177
      32    Molex, Inc. ......................................         820
      32    NVIDIA Corp. *....................................         847
      66    National Semiconductor Corp. +....................       1,443
      26    Novellus Systems, Inc. *..........................         640

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
      34    PMC-Sierra, Inc. *+...............................  $      315
      17    QLogic Corp. *....................................         525
      99    Sanmina-SCI Corp. *...............................         539
     312    Texas Instruments, Inc. +.........................       8,749
      13    Whirlpool Corp. ..................................         876
      66    Xilinx, Inc. +....................................       1,678
                                                                ----------
                                                                   161,073
                                                                ----------
            ENERGY & SERVICES -- 8.4%
      16    Amerada Hess Corp. ...............................       1,715
      44    Anadarko Petroleum Corp. .........................       3,631
      62    Apache Corp. .....................................       3,973
      13    Ashland, Inc. *...................................         906
      30    BJ Services Co. ..................................       1,595
      64    Baker Hughes, Inc. +..............................       3,249
      72    Burlington Resources, Inc. .......................       3,994
     394    Chevron Corp. ....................................      22,005
     261    ConocoPhillips....................................      15,011
      89    Devon Energy Corp. ...............................       4,500
      45    EOG Resources, Inc. +.............................       2,550
   1,194    ExxonMobil Corp. .................................      68,608
      95    Halliburton Co. ..................................       4,533
      22    Kerr-McGee Corp. .................................       1,664
      62    Marathon Oil Corp. ...............................       3,325
      28    Nabors Industries Ltd. *..........................       1,691
      26    Noble Corp. ......................................       1,569
      75    Occidental Petroleum Corp. .......................       5,747
      20    Rowan Cos., Inc. +................................         603
     111    Schlumberger Ltd. ................................       8,391
      13    Sunoco, Inc. .....................................       1,466
      61    Transocean, Inc. *................................       3,303
      51    Unocal Corp. .....................................       3,318
      48    Valero Energy Corp. ..............................       3,805
      68    XTO Energy, Inc. .................................       2,301
                                                                ----------
                                                                   173,453
                                                                ----------
            FINANCIAL SERVICES -- 2.2%
      21    Bear Stearns Cos., Inc. (The).....................       2,214
     214    Charles Schwab Corp. (The) +......................       2,411
      69    E*Trade Financial Corp. *.........................         967
      18    Federated Investors, Inc., Class B................         534
      37    Franklin Resources, Inc. .........................       2,864
      83    Goldman Sachs Group, Inc. ........................       8,457
      43    Janus Capital Group, Inc. +.......................         639
      52    Lehman Brothers Holdings, Inc. ...................       5,153
     177    Merrill Lynch & Co., Inc. ........................       9,753
     206    Morgan Stanley Dean Witter & Co. .................      10,783
      23    T Rowe Price Group, Inc. .........................       1,452
                                                                ----------
                                                                    45,227
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.7%
     388    Altria Group, Inc. ...............................      25,114
     146    Anheuser-Busch Cos., Inc. ........................       6,661
     117    Archer-Daniels-Midland Co. .......................       2,501
      61    Campbell Soup Co. +...............................       1,874
     425    Coca-Cola Co. (The)...............................      17,723

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
      66    Coca-Cola Enterprises, Inc. ......................  $    1,457
      97    ConAgra Foods, Inc. ..............................       2,249
      69    General Mills, Inc. ..............................       3,243
      66    Heinz (H.J.) Co. .................................       2,327
      21    Hercules, Inc. *..................................         300
      41    Hershey Co. (The).................................       2,534
      66    Kellogg Co. ......................................       2,915
      25    McCormick & Co., Inc. ............................         830
      15    Molson Coors Brewing Co. .........................         911
      37    Pepsi Bottling Group, Inc. (The)..................       1,053
     314    PepsiCo., Inc. ...................................      16,934
      22    Reynolds American, Inc. +.........................       1,718
     148    Sara Lee Corp. ...................................       2,924
      31    UST, Inc. ........................................       1,415
      37    Wrigley (W.M.) Jr. Co. ...........................       2,526
                                                                ----------
                                                                    97,209
                                                                ----------
            FOREST & PAPER PRODUCTS -- 0.8%
      20    Bemis Co., Inc. ..................................         533
      49    Georgia-Pacific Corp. ............................       1,552
      92    International Paper Co. ..........................       2,779
      90    Kimberly-Clark Corp. .............................       5,614
      21    Louisiana-Pacific Corp. ..........................         511
      35    MeadWestvaco Corp. ...............................         981
      13    OfficeMax, Inc. ..................................         393
      28    Pactiv Corp. *....................................         604
      23    Temple-Inland, Inc. ..............................         866
      46    Weyerhaeuser Co. .................................       2,922
                                                                ----------
                                                                    16,755
                                                                ----------
            HEALTH SERVICES -- 0.7%
      85    Caremark Rx, Inc. *...............................       3,789
      28    Express Scripts, Inc. *...........................       1,389
      79    HCA, Inc. +.......................................       4,454
      46    Health Management Associates, Inc., Class A +.....       1,210
      25    Laboratory Corp. of American Holdings *...........       1,257
      16    Manor Care, Inc. +................................         644
      88    Tenet Healthcare Corp. *+.........................       1,076
                                                                ----------
                                                                    13,819
                                                                ----------
            HOTELS & GAMING -- 0.3%
      72    Hilton Hotels Corp. ..............................       1,708
      37    Marriott International, Inc., Class A.............       2,538
      41    Starwood Hotels & Resorts Worldwide, Inc. ........       2,372
                                                                ----------
                                                                     6,618
                                                                ----------
            INSURANCE -- 5.9%
     100    AFLAC, Inc. ......................................       4,345
      56    Ace Ltd. .........................................       2,525
      55    Aetna, Inc. ......................................       4,514
     131    Allstate Corp. (The)..............................       7,815
      21    Ambac Financial Group, Inc. ......................       1,479
     508    American International Group, Inc. ...............      29,509
      60    Aon Corp. ........................................       1,492
      25    CIGNA Corp. ......................................       2,622
      38    Chubb Corp. (The) +...............................       3,270

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            INSURANCE -- (CONTINUED)
      33    Cincinnati Financial Corp. .......................  $    1,290
      30    Humana, Inc. *....................................       1,208
      27    Jefferson-Pilot Corp. ............................       1,371
      35    Lincoln National Corp. ...........................       1,633
      31    Loews Corp. +.....................................       2,418
      27    MBIA, Inc. +......................................       1,572
      19    MGIC Investment Corp. +...........................       1,207
     100    Marsh & McLennan Cos., Inc. ......................       2,767
     147    Metlife, Inc. ....................................       6,597
      59    Principal Financial Group (The) +.................       2,464
      39    Progressive Corp. (The)...........................       3,844
     105    Prudential Financial, Inc. .......................       6,861
      25    Safeco Corp. .....................................       1,353
     132    St. Paul Travelers Cos., Inc. (The)...............       5,214
      21    Torchmark Corp. ..................................       1,086
     238    UnitedHealth Group, Inc. .........................      12,383
      60    UnumProvident Corp. +.............................       1,092
     115    WellPoint, Inc. *.................................       8,002
      27    XL Capital Ltd., Class A..........................       2,039
                                                                ----------
                                                                   121,972
                                                                ----------
            MACHINERY -- 1.3%
      34    American Standard Cos., Inc. .....................       1,404
     308    Applied Materials, Inc. ..........................       4,988
      15    Black & Decker Corp. (The) +......................       1,348
      64    Caterpillar, Inc. ................................       6,109
       8    Cummins, Inc. +...................................         612
      46    Deere & Co. ......................................       3,026
      38    Dover Corp. ......................................       1,390
      28    Eaton Corp. ......................................       1,695
      32    Ingersoll Rand Co., Ltd. .........................       2,255
      32    National Oilwell Varco, Inc. *....................       1,536
      23    Pall Corp. +......................................         707
      23    Parker-Hannifin Corp. ............................       1,395
      14    Stanley Works (The) +.............................         642
                                                                ----------
                                                                    27,107
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.6%
      96    Clear Channel Communications, Inc. ...............       2,957
     414    Comcast Corp., Class A *+.........................      12,698
      40    Donnelly (R.R.) & Sons Co. .......................       1,380
      13    Dow Jones & Co., Inc. +...........................         471
      47    Gannett Co., Inc. ................................       3,315
      34    Harrah's Entertainment, Inc. .....................       2,458
      14    Knight-Ridder, Inc. +.............................         859
      70    McGraw-Hill Cos., Inc. (The)......................       3,111
       8    Meredith Corp. ...................................         412
      27    New York Times Co. (The), Class A +...............         850
     541    News Corp., Inc. +................................       8,752
     879    Time Warner, Inc. *...............................      14,685
      56    Tribune Co. +.....................................       1,967
      55    Univision Communications, Inc. *+.................       1,501
     302    Viacom, Inc., Class B.............................       9,683
     383    Walt Disney Co. (The).............................       9,639
                                                                ----------
                                                                    74,738
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.7%
      20    Bard (C.R.), Inc. ................................  $    1,310
      10    Bausch & Lomb, Inc. +.............................         830
     116    Baxter International, Inc. .......................       4,318
      47    Becton, Dickinson & Co. ..........................       2,487
      47    Biomet, Inc. .....................................       1,635
     141    Boston Scientific Corp. *.........................       3,796
      61    Guidant Corp. ....................................       4,099
     558    Johnson & Johnson.................................      36,251
     227    Medtronic, Inc. ..................................      11,746
      68    St. Jude Medical, Inc. *..........................       2,961
      70    Stryker Corp. +...................................       3,343
      46    Zimmer Holdings, Inc. *+..........................       3,527
                                                                ----------
                                                                    76,303
                                                                ----------
            METALS, MINERALS & MINING -- 1.3%
     164    Alcoa, Inc. ......................................       4,275
      17    Allegheny Technologies, Inc. .....................         371
      21    Ball Corp. .......................................         744
     272    Corning, Inc. *...................................       4,517
      23    Engelhard Corp. ..................................         645
      27    Fortune Brands, Inc. .............................       2,424
      34    Freeport-McMoRan Copper & Gold, Inc., Class B +...       1,262
      51    Illinois Tool Works, Inc. ........................       4,080
      84    Newmont Mining Corp. .............................       3,263
      30    Nucor Corp. +.....................................       1,369
      18    Phelps Dodge Corp. ...............................       1,684
      11    Snap-On, Inc. +...................................         370
      21    United States Steel Corp. ........................         736
      19    Vulcan Materials Co. +............................       1,248
                                                                ----------
                                                                    26,988
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.6%
      18    Apartment Investment & Management Co., Class A....         732
      37    Archstone-Smith Trust.............................       1,441
      76    Equity Office Properties Trust +..................       2,529
      54    Equity Residential Properties Trust +.............       1,981
      35    Plum Creek Timber Co., Inc. ......................       1,252
      35    Prologis..........................................       1,408
      41    Simon Property Group, Inc. .......................       2,987
                                                                ----------
                                                                    12,330
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 0.2%
      52    Moody's Corp. ....................................       2,329
      34    Quest Diagnostics, Inc. +.........................       1,822
                                                                ----------
                                                                     4,151
                                                                ----------
            RETAIL -- 6.8%
      69    Albertson's, Inc. +...............................       1,429
      12    AutoZone, Inc. *+.................................       1,137
      42    Autonation, Inc. *+...............................         860
      55    Bed, Bath & Beyond, Inc. *........................       2,315
      56    Best Buy Co., Inc. ...............................       3,839
      21    Big Lots, Inc. *+.................................         282
     152    CVS Corp. ........................................       4,416
      36    Circuit City Stores, Inc. ........................         621

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
      90    Costco Wholesale Corp. ...........................  $    4,016
      27    Darden Restaurants, Inc. .........................         900
      13    Dillard's, Inc., Class A +........................         314
      57    Dollar General Corp. .............................       1,152
      31    Family Dollar Stores, Inc. .......................         817
      32    Federated Department Stores, Inc. +...............       2,345
     142    Gap, Inc. (The)...................................       2,806
     403    Home Depot, Inc. (The)............................      15,657
      61    Kohl's Corp. *....................................       3,422
     137    Kroger Co. (The) *................................       2,601
      71    Limited Brands, Inc. .............................       1,527
     145    Lowe's Cos., Inc. +...............................       8,436
      56    May Department Stores Co. (The)...................       2,257
     238    McDonald's Corp. .................................       6,596
      23    Nordstrom, Inc. ..................................       1,563
      59    Office Depot, Inc. *..............................       1,352
      49    Penney (J.C.) Co., Inc. ..........................       2,597
      29    RadioShack Corp. .................................         677
      19    Sears Holdings Corp. *............................       2,878
      24    Sherwin-Williams Co. (The)........................       1,107
     138    Staples, Inc. ....................................       2,944
      73    Starbucks Corp. *.................................       3,776
      88    TJX Cos., Inc. (The)..............................       2,148
     166    Target Corp. .....................................       9,016
      27    Tiffany & Co. +...................................         881
      42    Toys 'R' Us *.....................................        1099
     627    Wal-Mart Stores, Inc. ............................      30,241
     192    Walgreen Co. .....................................       8,816
      22    Wendy's International, Inc. ......................       1,029
      54    Yum! Brands, Inc. ................................       2,828
                                                                ----------
                                                                   140,697
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 0.1%
      12    Cooper Tire & Rubber Co. +........................         223
      33    Goodyear Tire & Rubber Co. (The) *+...............         492
      16    Sealed Air Corp. *................................         782
                                                                ----------
                                                                     1,497
                                                                ----------
            SOFTWARE & SERVICES -- 5.4%
      92    Adobe Systems, Inc. +.............................       2,624
      24    Affiliated Computer Services, Inc., Class A *.....       1,211
      43    Autodesk, Inc. ...................................       1,474
     109    Automatic Data Processing, Inc. ..................       4,592
      42    BMC Software, Inc. *..............................         745
      32    Citrix Systems, Inc. *+...........................         687
     100    Computer Associates International, Inc. ..........       2,743
      35    Computer Sciences Corp. *.........................       1,508
      73    Compuware Corp. *.................................         524
      58    Electronic Arts, Inc. *...........................       3,255
      97    Electronic Data Systems Corp. +...................       1,873
     146    First Data Corp. .................................       5,860
      36    Fiserv, Inc. *....................................       1,542
      43    IMS Health, Inc. .................................       1,053
      35    Intuit, Inc. *+...................................       1,570
      16    Mercury Interactive Corp. *.......................         621
   1,884    Microsoft Corp. ..................................      46,808

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            SOFTWARE & SERVICES -- (CONTINUED)
      35    NCR Corp. *.......................................  $    1,229
      71    Novell, Inc. *+...................................         443
     829    Oracle Corp. *....................................      10,945
      51    Parametric Technology Corp. *.....................         325
      97    Siebel Systems, Inc. .............................         862
     639    Sun Microsystems, Inc. *..........................       2,383
      54    SunGard Data Systems, Inc. *......................       1,913
     133    Symantec Corp. *..................................       2,900
      64    Unisys Corp. *....................................         402
      80    VERITAS Software Corp. *..........................       1,957
     246    Yahoo!, Inc. *....................................       8,527
                                                                ----------
                                                                   110,576
                                                                ----------
            TRANSPORTATION -- 4.7%
     155    Boeing Co. (The)..................................      10,230
      18    Brunswick Corp. ..................................         788
      71    Burlington Northern Santa Fe Corp. ...............       3,324
      41    CSX Corp. ........................................       1,732
      99    Carnival Corp. ...................................       5,390
      28    Dana Corp. +......................................         423
     105    Delphi Corp. +....................................         489
      27    Delta Air Lines, Inc. *+..........................         101
      57    FedEx Corp. +.....................................       4,593
     345    Ford Motor Co. +..................................       3,534
      38    General Dynamics Corp. ...........................       4,119
     106    General Motors Corp. +............................       3,604
      33    Genuine Parts Co. ................................       1,344
      23    Goodrich Corp. ...................................         926
      53    Harley-Davidson, Inc. +...........................       2,649
     160    Honeywell International, Inc. ....................       5,861
      17    ITT Industries, Inc. .............................       1,689
      76    Lockheed Martin Corp. ............................       4,917
      12    Navistar International Corp. *....................         397
      76    Norfolk Southern Corp. ...........................       2,347
      67    Northrop Grumman Corp. ...........................       3,718
      33    PACCAR, Inc. .....................................       2,217
      25    Sabre Holdings Corp. +............................         491
     138    Southwest Airlines Co. ...........................       1,927
      25    Textron, Inc. ....................................       1,919
      49    Union Pacific Corp. ..............................       3,195
     209    United Parcel Service, Inc. ......................      14,448
     192    United Technologies Corp. ........................       9,859
                                                                ----------
                                                                    96,231
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 0.9%
     130    Federal Home Loan Mortgage Corp. .................       8,447
     182    Federal National Mortgage Association.............      10,600
                                                                ----------
                                                                    19,047
                                                                ----------
            UTILITIES -- 4.0%
     123    AES Corp. (The) *.................................       2,007
      31    Allegheny Energy, Inc. *+.........................         769
      51    Allied Waste Industries, Inc. *+..................         403
      38    Ameren Corp. +....................................       2,107
      72    American Electric Power Co., Inc. +...............       2,655
      41    CMS Energy Corp. *+...............................         617
     101    Calpine Corp. *+..................................         343

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            UTILITIES -- (CONTINUED)
      55    Centerpoint Energy, Inc. +........................  $      720
      37    Cinergy Corp. ....................................       1,667
      46    Consolidated Edison, Inc. +.......................       2,136
      33    Constellation Energy Group, Inc. .................       1,921
      33    DTE Energy Co. +..................................       1,529
      64    Dominion Resources, Inc. +........................       4,690
     174    Duke Energy Corp. +...............................       5,167
      62    Dynegy, Inc., Class A *+..........................         303
      61    Edison International..............................       2,478
     121    El Paso Corp. +...................................       1,393
      40    Entergy Corp. ....................................       3,007
     126    Exelon Corp. .....................................       6,442
      74    FPL Group, Inc. ..................................       3,091
      62    FirstEnergy Corp. ................................       2,978
      32    KeySpan Corp. +...................................       1,319
      20    Kinder Morgan, Inc. +.............................       1,697
      51    NiSource, Inc. ...................................       1,261
       8    Nicor, Inc. +.....................................         342
      69    PG&E Corp. +......................................       2,605
      36    PPL Corp. ........................................       2,114
       7    Peoples Energy Corp. +............................         309
      18    Pinnacle West Capital Corp. ......................         818
      47    Progress Energy, Inc. +...........................       2,108
      45    Public Service Enterprise Group, Inc. +...........       2,725
      45    Sempra Energy +...................................       1,855
     140    Southern Co. (The) +..............................       4,840
      39    TECO Energy, Inc. +...............................         734
      45    TXU Corp. ........................................       3,731
     107    Waste Management, Inc. ...........................       3,018
     107    Williams Cos., Inc. (The).........................       2,035
      75    Xcel Energy, Inc. +...............................       1,472
                                                                ----------
                                                                    79,406
                                                                ----------
            Total common stocks
              (cost $1,851,403)...............................  $2,042,241
                                                                ----------
 SHARES
---------
SHORT-TERM SECURITIES -- 10.7%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.9%
 204,077    BNY Institutional Cash Reserves Fund..............  $  204,077
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.7%
$  5,799    BPN Paribas Joint Repurchase Agreement (See Note
              2(d)) 2.75% due 07/01/05........................  $    5,799
   2,319    RBS Greenwich Capital Markets Joint Repurchase
              Agreement (See Note 2(d))
              2.80% due 07/01/05..............................       2,319
   5,930    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       5,930
                                                                ----------
                                                                    14,048
                                                                ----------
            U.S. TREASURY BILLS -- 0.1%
   1,500    2.90% due 09/22/05 ++.............................       1,490
     500    2.94% due 09/22/05 ++.............................         497
                                                                ----------
                                                                     1,987
                                                                ----------
            Total short-term securities
              (cost $220,112).................................  $  220,112
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $2,071,515) O -- 109.8%.............   2,262,353
            OTHER ASSETS, LESS LIABILITIES -- (9.8%)..........    (201,731)
                                                                ----------
            NET ASSETS -- 100%................................   2,060,622
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  O At June 30, 2005, the cost of securities for federal income tax purposes is $2,083,750 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 460,682
      Unrealized depreciation.......................   (282,079)
                                                      ---------
      Net unrealized appreciation...................  $ 178,603
                                                      =========

  ++ The Fund had 61 Standard & Poor's 500 September 2005 Futures contracts open as of June 30, 2005. These contracts had a value of $18,231 as of June 30, 2005 and were collateralized by U.S. Treasury Bills, 2.90% -- 2.94% due 09/22/05, with a market value of $1,987.

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE #
---------                                                       ---------
COMMON STOCKS -- 98.5%
            AUSTRALIA -- 1.8%
   3,302    Macquarie Airports +B.............................  $   8,961
                                                                ---------
            BRAZIL -- 0.6%
     101    Companhia Vale do Rio Doce ADR....................      2,954
                                                                ---------
            CANADA -- 9.8%
      87    Canadian National Railway Co. +...................      5,028
     162    Canadian Pacific Railway Ltd. ....................      5,598
     140    Encana Corp. .....................................      5,530
     234    Petro-Canada......................................     15,234
     194    RONA, Inc. *......................................      3,902
      76    Research in Motion Ltd. *.........................      5,605
      89    SNC-Lavalin Group, Inc. ..........................      5,011
     107    Talisman Energy, Inc. ............................      4,024
                                                                ---------
                                                                   49,932
                                                                ---------
            FINLAND -- 2.3%
     713    Nokia Corp., ADR..................................     11,871
                                                                ---------
            FRANCE -- 13.4%
     287    AXA S.A. B........................................      7,136
     104    Carrefour S.A. +B.................................      5,046
     124    Cie Generale d'Optique Essilor International
              S.A. +B.........................................      8,436
     175    Dassault Systems S.A. +B..........................      8,458
     123    France Telecom S.A. +B............................      3,579
      17    Groupe Danone +B..................................      1,453
      33    LVMH Moet Hennessy Louis Vuitton S.A. B...........      2,556
      60    Pernod-Ricard S.A. +B.............................      9,603
      85    Publicis Groupe +B................................      2,491
      49    Unibail Holding Co. +B............................      6,282
     435    Vivendi Universal S.A. +B.........................     13,633
                                                                ---------
                                                                   68,673
                                                                ---------
            GERMANY -- 7.0%
      50    Adidas-Salomon AG +B..............................      8,360
     275    Bayerische Vereinsbank AG +B......................      7,139
     114    Merck KGaA........................................      9,060
      66    SAP AG +B.........................................     11,344
                                                                ---------
                                                                   35,903
                                                                ---------
            GREECE -- 0.7%
     117    EFG Eurobank Ergasias S.A. B......................      3,592
                                                                ---------
            HONG KONG -- 2.2%
   1,537    Esprit Holdings Ltd. B............................     11,083
                                                                ---------
            IRELAND -- 1.1%
     123    Ryanair Holdings PLC, ADR *+......................      5,506
                                                                ---------
            ITALY -- 2.3%
     449    Ente Nazional Idrocarburi S.p.A. +B...............     11,525
                                                                ---------
            JAPAN -- 8.2%
     161    Eisai Co., Ltd. B.................................      5,380
       1    Japan Tobacco, Inc. B.............................      8,841
      32    Keyence Corp. B...................................      7,223
     199    Matsushita Electric Industrial Co., Ltd. B........      3,008
       1    Mitsubishi Tokyo Financial Group, Inc. +B.........      9,096

                                                                 MARKET
 SHARES                                                          VALUE #
---------                                                       ---------
            JAPAN -- (CONTINUED)
     417    Nippon Electric Glass Co., Ltd. +B................  $   6,258
      15    Orix Corp. B......................................      2,210
                                                                ---------
                                                                   42,016
                                                                ---------
            LUXEMBOURG -- 1.7%
     591    SES Global S.A. B.................................      8,881
                                                                ---------
            MEXICO -- 2.3%
     189    Grupo Televisa S.A. ..............................     11,747
                                                                ---------
            NETHERLANDS -- 6.4%
     236    European Aeronautic Defense and Space Co. +B......      7,478
   2,092    Koninklijke Ahold N.V. *B.........................     17,135
     125    Royal Numico N.V. *B..............................      5,008
     145    TomTom *+.........................................      3,178
                                                                ---------
                                                                   32,799
                                                                ---------
            SOUTH KOREA -- 2.5%
     275    LG.Philips LCD Co., Ltd. *+B......................     12,672
                                                                ---------
            SPAIN -- 1.6%
     519    Banco Bilbao Vizcayz Argentaria S.A. +B...........      7,973
                                                                ---------
            SWEDEN -- 1.9%
   3,012    Telefonaktiebolaget LM Ericcson AB, B Shares B....      9,610
                                                                ---------
            SWITZERLAND -- 11.2%
     181    Credit Suisse Group +B............................      7,111
      23    Kuehne & Nagel International AG B.................      4,981
     127    Roche Holdings AG B...............................     15,962
      20    Swatch Group AG B.................................      2,814
     307    Swatch Group AG +B................................      8,740
     128    UBS AG +B.........................................      9,999
      45    Zurich Financial Services, AG B...................      7,735
                                                                ---------
                                                                   57,342
                                                                ---------
            TAIWAN -- 7.8%
   1,093    AU Optronics Corp., ADR *+........................     18,512
   9,364    Chi Mei Optoelectronics Corp. B...................     14,511
     814    Taiwan Semiconductor Manufacturing Co., Ltd.,
              ADR.............................................      7,420
                                                                ---------
                                                                   40,443
                                                                ---------
            UNITED KINGDOM -- 13.7%
     153    AstraZeneca PLC B.................................      6,305
     320    British Airways PLC *B............................      1,502
   1,676    Capita Group PLC B................................     11,019
   2,724    Carphone Warehouse Group PLC B....................      8,952
   3,108    EMI Group PLC B...................................     14,102
     203    Imperial Tobacco Group PLC B......................      5,449
     313    Kesa Electricals PLC B............................      1,563
     160    Reckitt Benckiser PLC B...........................      4,687
     683    Standard Chartered PLC B..........................     12,447
   1,922    Vodafone Group PLC B..............................      4,673
                                                                ---------
                                                                   70,699
                                                                ---------
            Total common stocks (cost $487,937)...............  $ 504,182
                                                                ---------

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE #
---------                                                       ---------
SHORT-TERM SECURITIES -- 21.7%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 21.3%
 108,818    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $ 108,818
                                                                ---------
            REPURCHASE AGREEMENTS -- 0.4%
$    476    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d)) 3.43% due 07/01/05....  $     476
     243    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................        243
     243    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................        243
      99    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................         99
   1,045    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................      1,045
                                                                ---------
                                                                    2,106
                                                                ---------
            Total short-term securities (cost $110,924).......  $ 110,924
                                                                ---------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $598,861) O -- 120.2%...........................    615,106
            OTHER ASSETS, LESS LIABILITIES -- (20.2%).........   (103,423)
                                                                ---------
            NET ASSETS -- 100%................................  $ 511,683
                                                                =========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.
  *  Non-income producing during the period.
  +  All or a portion of this security was on loan as of June 30, 2005
     (See Note 2(i)).
  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $384,002, which represents 75.0% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $600,088 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $21,840
      Unrealized depreciation.........................   (6,822)
                                                        -------
      Net unrealized appreciation.....................  $15,018
                                                        =======

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                     PERCENTAGE OF
                                                      NET ASSETS
------------------------------------------------------------------
Aerospace & Defense                                        1.5%
------------------------------------------------------------------
Apparel & Textile                                          3.8
------------------------------------------------------------------
Banks                                                      8.8
------------------------------------------------------------------
Business Services                                          2.6
------------------------------------------------------------------
Communications                                            10.4
------------------------------------------------------------------
Computers & Office Equipment                               1.7
------------------------------------------------------------------
Construction                                               1.0
------------------------------------------------------------------
Consumer Durables                                          1.7
------------------------------------------------------------------
Consumer Non-Durables                                      0.9
------------------------------------------------------------------
Drugs                                                      6.1
------------------------------------------------------------------
Electronics                                               11.0
------------------------------------------------------------------
Energy & Services                                          7.1
------------------------------------------------------------------
Financial Services                                         6.0
------------------------------------------------------------------
Food, Beverage & Tobacco                                   5.9
------------------------------------------------------------------
Insurance                                                  1.5
------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                              21.3
------------------------------------------------------------------
Machinery                                                  1.4
------------------------------------------------------------------
Media & Entertainment                                      7.7
------------------------------------------------------------------
Medical Instruments & Supplies                             1.1
------------------------------------------------------------------
Metals, Minerals & Mining                                  0.6
------------------------------------------------------------------
Real Estate                                                1.2
------------------------------------------------------------------
Repurchase Agreement                                       0.4
------------------------------------------------------------------
Retail                                                     9.3
------------------------------------------------------------------
Software & Services                                        2.8
------------------------------------------------------------------
Transportation                                             4.4
------------------------------------------------------------------
Other Assets and Liabilities                             (20.2)
------------------------------------------------------------------
TOTAL                                                    100.0%
------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
British Pound                                    Sell             $ 969           $  982          7/1/2005              $13
British Pound                                    Sell               394              397          7/5/2005                3
British Pound                                    Sell               257              256          7/5/2005               (1)
EURO                                              Buy               250              250          7/1/2005               --
EURO                                             Sell               829              830          7/5/2005                1
EURO                                             Sell               609              608          7/5/2005               (1)
Swiss Franc                                       Buy               412              412          7/1/2005               --
Swiss Franc                                       Buy             1,107            1,108          7/1/2005               (1)
                                                                                                                        ---
                                                                                                                        $14
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
SHARES                                                           VALUE #
------                                                          ----------
COMMON STOCKS -- 98.3%
            AUSTRALIA -- 1.8%
     761    Publishing & Broadcasting Ltd. +B.................  $    8,585
   1,759    Santos Ltd. B.....................................      15,091
                                                                ----------
                                                                    23,676
                                                                ----------
            AUSTRIA -- 1.0%
     290    Wienerberger AG B.................................      13,442
                                                                ----------
            BRAZIL -- 1.6%
     464    Companhia Vale do Rio Doce ADR +..................      13,574
     140    Petroleo Brasileiro S.A., ADR +...................       7,309
                                                                ----------
                                                                    20,883
                                                                ----------
            CANADA -- 6.0%
     259    Cameco Corp. +....................................      11,586
     479    Canadian Pacific Railway Ltd. ....................      16,580
     322    Fairmont Hotels & Resorts, Inc. ..................      11,201
     359    Petro-Canada......................................      23,355
     477    Talisman Energy, Inc. +...........................      17,859
                                                                ----------
                                                                    80,581
                                                                ----------
            DENMARK -- 1.0%
     249    Carlsberg +B......................................      12,751
                                                                ----------
            FINLAND -- 0.7%
     591    Nokia Oyj B.......................................       9,841
                                                                ----------
            FRANCE -- 10.8%
     330    AXA S.A. B........................................       8,217
      91    Air Liquids S.A. +B...............................      15,554
     276    Cie Generale d'Optique Essilor International
              S.A. +B.........................................      18,807
     514    Credit Agricole S.A. +B...........................      12,977
     354    France Telecom S.A. B.............................      10,289
     266    Sanofi-Aventis +B.................................      21,798
     350    Societe Television Francaise 1 +B.................       9,284
     105    Total S.A. B......................................      24,465
      13    Unibail Holding Co. +B............................       1,627
     694    Vivendi Universal S.A. B..........................      21,759
                                                                ----------
                                                                   144,777
                                                                ----------
            GERMANY -- 3.9%
     559    Bayerische Vereinsbank AG B.......................      14,508
   1,232    Deutsche Telekom AG +B............................      22,697
     147    Muenchener Rueckversicherungs-Gesellschaft
              AG +B...........................................      15,566
                                                                ----------
                                                                    52,771
                                                                ----------
            HONG KONG -- 2.4%
   2,683    Esprit Holdings Ltd. B............................      19,344
     222    Esprit Holdings Ltd. @B...........................       1,597
   1,090    Sun Hung Kai Properties B.........................      10,721
                                                                ----------
                                                                    31,662
                                                                ----------
            HUNGARY -- 0.5%
      85    Mol Magyar Olaj- es Gazipari B....................       7,129
                                                                ----------
            INDIA -- 0.7%
     175    Infosys Technologies Ltd. B.......................       9,467
                                                                ----------

                                                                  MARKET
SHARES                                                           VALUE #
------                                                          ----------
            INDONESIA -- 0.8%
     538    PT Telekomunikasi Indonesia ADR...................  $   11,207
                                                                ----------
            IRELAND -- 0.5%
     513    Ryanair Holdings PLC *B...........................       3,925
      57    Ryanair Holdings PLC, ADR *+......................       2,533
                                                                ----------
                                                                     6,458
                                                                ----------
            ITALY -- 3.1%
   2,064    Banca Intesa S.p.A. B.............................       9,423
     935    Ente Nazional Idrocarburi S.p.A. +B...............      24,028
     940    Geox S.p.A. B.....................................       7,823
                                                                ----------
                                                                    41,274
                                                                ----------
            JAPAN -- 17.0%
     294    Astellas Pharmaceuticals, Inc. B..................      10,007
     370    Canon, Inc. +B....................................      19,414
   1,209    Central Glass Co., Ltd. +B........................       7,533
       2    East Japan Railway Co. B..........................      10,031
     404    Eisai Co., Ltd. B.................................      13,521
     340    Electric Power Development Co. B..................       9,804
      60    Electric Power Development Co. @B.................       1,725
     126    Fast Retailing Co., Ltd. B........................       6,522
     256    Fuji Photo Film Co., Ltd. B.......................       8,273
       2    Japan Tobacco, Inc. +B............................      26,017
      61    Keyence Corp. B...................................      13,554
      47    Orix Corp. +B.....................................       7,078
      82    Promise Co., Ltd. B...............................       5,216
     447    Sankyo Co., Ltd. +B...............................       8,552
     245    Sony Corp. B......................................       8,421
     657    Suzuki Motor Corp. B..............................      10,287
     207    Takeda Chemical Industries Ltd. B.................      10,226
     239    Takefuji Corp. B..................................      16,062
     239    Terumo Corp. B....................................       6,868
       3    UFJ Holdings, Inc. B..............................      16,689
     343    World Co., Ltd. B.................................      11,987
                                                                ----------
                                                                   227,787
                                                                ----------
            MALAYSIA -- 0.5%
   4,221    Astro All Asia Networks PLC *B....................       6,046
                                                                ----------
            MEXICO -- 1.1%
     248    Fomento Economico Mexicano S.A. de C.V., ADR......      14,767
                                                                ----------
            NETHERLANDS -- 6.7%
     102    ASML Holding N.V., NY Shares *....................       1,602
     434    ASML Lithography Holding N.V. *B..................       6,809
     539    European Aeronautic Defense and Space Co. B.......      17,087
   2,298    Koninklijke Ahold N.V. *B.........................      18,829
     628    Koninklijke Philips Electronics N.V. B............      15,808
     790    Pyaterocha Holding N.V., GDR @....................      11,377
     460    Royal Numico N.V. *+B.............................      18,363
                                                                ----------
                                                                    89,875
                                                                ----------
            PHILIPPINES -- 0.6%
     270    Philippine Long Distance Telephone Co. B..........       7,844
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
SHARES                                                           VALUE #
------                                                          ----------
COMMON STOCKS -- (CONTINUED)
            SPAIN -- 2.0%
   1,784    Banco Bilbao Vizcayz Argentaria S.A. B............  $   27,404
                                                                ----------
            SWEDEN -- 2.4%
   1,473    Swedish Match AB B................................      16,706
   4,769    Telefonaktiebolaget LM Ericcson AB, B Shares B....      15,217
                                                                ----------
                                                                    31,923
                                                                ----------
            SWITZERLAND -- 8.5%
     100    Nestle S.A. B.....................................      25,594
     191    Roche Holdings AG B...............................      24,074
     751    STMicroelectronics N.V. B.........................      11,965
     342    UBS AG B..........................................      26,624
     144    Zurich Financial Services AG B....................      24,772
                                                                ----------
                                                                   113,029
                                                                ----------
            TAIWAN -- 2.2%
     969    AU Optronics Corp., ADR *+........................      16,413
   7,439    Taiwan Semiconductor Manufacturing Co., Ltd. B....      12,952
                                                                ----------
                                                                    29,365
                                                                ----------
            UNITED KINGDOM -- 16.8%
     632    AstraZeneca PLC B.................................      26,044
   1,373    Aviva PLC B.......................................      15,241
   1,566    BHP Billiton PLC B................................      19,966
   2,398    Centrica PLC B....................................       9,932
   2,688    EMI Group PLC B...................................      12,194
     732    Enterprise Inns PLC B.............................      10,920
     581    Imperial Tobacco Group PLC B......................      15,625
     465    Reckitt Benckiser PLC B...........................      13,673
   1,209    Royal Bank of Scotland Group PLC B................      36,408
   1,516    Vedanta Resources PLC B...........................      13,661
   8,879    Vodafone Group PLC B..............................      21,588
   1,592    WWP Group PLC B...................................      16,308
     640    Wolseley PLC B....................................      13,422
                                                                ----------
                                                                   224,982
                                                                ----------
            UNITED STATES OF AMERICA -- 1.2%
     129    Schlumberger Ltd. ................................       9,811
     471    Turkcell Iletisim Hizmetleri AS, ADR +............       5,959
                                                                ----------
                                                                    15,770
                                                                ----------
            Total common stocks
              (cost $1,183,823)...............................  $1,254,711
                                                                ----------
 SHARES
---------
SHORT-TERM SECURITIES -- 13.6%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.7%
 129,098    Boston Global Investment Trust....................  $  129,098
PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- 3.9%
 $12,000    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d)) 3.43% due 07/01/05....  $   12,000
   6,118    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       6,118
   6,118    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       6,118
   2,496    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       2,496
  26,353    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................      26,353
                                                                ----------
                                                                    53,085
                                                                ----------
            Total short-term securities
              (cost $182,183).................................  $  182,183
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,366,006) O -- 107.4%.............   1,436,894
            OTHER ASSETS, LESS LIABILITIES -- (7.4%)..........     (99,297)
                                                                ----------
            NET ASSETS -- 100%................................  $1,337,597
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $14,699 or 1.1% of net assets.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $1,079,578, which represents 80.7% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,367,376 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $103,009
      Unrealized depreciation........................   (33,491)
                                                       --------
      Net unrealized appreciation....................  $ 69,518
                                                       ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
Aerospace & Defense                                     1.3%
---------------------------------------------------------------
Apparel & Textile                                       2.5
---------------------------------------------------------------
Banks                                                   9.5
---------------------------------------------------------------
Business Services                                       1.2
---------------------------------------------------------------
Chemicals                                               1.2
---------------------------------------------------------------
Communications                                          7.8
---------------------------------------------------------------
Computers & Office Equipment                            1.5
---------------------------------------------------------------
Construction                                            1.0
---------------------------------------------------------------
Consumer Durables                                       0.6
---------------------------------------------------------------
Consumer Non-Durables                                   3.9
---------------------------------------------------------------
Drugs                                                   3.7
---------------------------------------------------------------
Electronics                                             5.0
---------------------------------------------------------------
Energy & Services                                      10.0
---------------------------------------------------------------
Financial Services                                      5.1
---------------------------------------------------------------
Food, Beverage & Tobacco                                9.3
---------------------------------------------------------------
Hotels & Gaming                                         0.8
---------------------------------------------------------------
Insurance                                               3.0
---------------------------------------------------------------
Investment Companies held as Collateral on
  Loaned Securities                                     9.7
---------------------------------------------------------------
Machinery                                               1.5
---------------------------------------------------------------
Media & Entertainment                                   4.3
---------------------------------------------------------------
Medical Instruments & Supplies                          5.3
---------------------------------------------------------------
Metals, Minerals & Mining                               4.4
---------------------------------------------------------------
Real Estate                                             0.9
---------------------------------------------------------------
Repurchase Agreement                                    3.9
---------------------------------------------------------------
Retail                                                  5.3
---------------------------------------------------------------
Software & Services                                     0.7
---------------------------------------------------------------
Transportation                                          3.2
---------------------------------------------------------------
Utilities                                               0.8
---------------------------------------------------------------
Other Assets and Liabilities                           (7.4)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                MARKET          CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION          VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                 -----------         -------         --------         ---------         --------------
Australian Dollar                               Buy             $   247         $   249           7/1/2005             $   (2)
British Pound                                  Sell               9,164           9,803          7/20/2005                639
Canadian Dollars                               Sell              11,536          11,506           7/5/2005                (30)
Canadian Dollars                               Sell               4,250           4,249           7/6/2005                 (1)
Canadian Dollars                               Sell               3,769           3,749           7/5/2005                (20)
Japanese Yen                                   Sell               1,434           1,444           7/5/2005                 10
Japanese Yen                                   Sell                 759             759           7/5/2005                 --
Swiss Franc                                    Sell               9,180          10,252          7/20/2005              1,072
                                                                                                                       ------
                                                                                                                       $1,668
                                                                                                                       ======

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 97.1%
            AUSTRALIA -- 4.4%
     390    AWB Ltd. +B.......................................  $  1,368
   1,125    Adsteam Marine Ltd. B.............................     1,709
     238    Leighton Holdings Ltd. +B.........................     2,075
     334    Minara Resources Ltd. +B..........................       526
     395    Mirvac Group +B...................................     1,071
     985    Paperlinx Ltd. +B.................................     2,241
                                                                --------
                                                                   8,990
                                                                --------
            AUSTRIA -- 0.6%
     628    Harvey Norman Holdings Ltd. +B....................     1,193
                                                                --------
            BRAZIL -- 0.8%
     122    Brasil Telecom S.A., ADR +........................     1,568
                                                                --------
            CHINA -- 2.6%
     536    Beijing Capital Interant @B.......................       213
   2,113    Beijing Capital International Airport Co.,
              Ltd. B..........................................       840
   6,088    China Oilfield Services Ltd. B....................     2,242
   4,155    Cosco Holdings @..................................     2,045
                                                                --------
                                                                   5,340
                                                                --------
            DENMARK -- 2.4%
      59    Carlsberg B.......................................     3,013
      51    FLSmidth & Co AS B................................     1,029
      48    Vestas Wind Systems *B............................       801
                                                                --------
                                                                   4,843
                                                                --------
            FINLAND -- 1.2%
     290    M-real Oyj B......................................     1,572
      28    TietoEnator Oyj B.................................       853
                                                                --------
                                                                   2,425
                                                                --------
            FRANCE -- 10.7%
   5,597    Alstom *..........................................     5,554
      15    Bacou-Dalloz +B...................................     1,188
      22    BioMerieux B......................................     1,015
      18    Cededim S.A. B....................................     1,451
      12    Clarins B.........................................       824
      61    Dassault Systems S.A. +B..........................     2,968
      80    M6 Metropole Television +B........................     2,023
     108    NRJ Group B.......................................     2,431
      92    Publicis Groupe +B................................     2,714
      59    Sodexho Alliance S.A. +B..........................     1,829
                                                                --------
                                                                  21,997
                                                                --------
            GERMANY -- 8.1%
      94    Comdirect Bank AG +B..............................       724
      88    Elmos Semiconductor AG +..........................     1,307
      65    Heidelberger Druckmaschinen B.....................     1,897
      34    Hochtief AG +B....................................     1,191
     137    KarstadtQuelle AG * +B............................     1,822
     135    Kontron AG *B.....................................     1,142
     184    MG Technologies AG B..............................     2,215
      78    MLP AG +B.........................................     1,448
      53    MTU Aero Engines Holding AG *.....................     1,609
      42    MTU Aero Engines Holding AG @.....................     1,273
      98    SGL Carbon AG *B..................................     1,256

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            GERMANY -- (CONTINUED)
      32    TUI AG +B.........................................  $    785
                                                                --------
                                                                  16,669
                                                                --------
            GREECE -- 0.7%
     408    Aktor S.A. Technical Co. B........................     1,518
                                                                --------
            HONG KONG -- 0.1%
   3,088    Far East Pharmaceutical Technology Co.,
              Ltd. *+B@@......................................        --
     906    I-CABLE Communications Ltd. B.....................       300
                                                                --------
                                                                     300
                                                                --------
            ITALY -- 4.5%
     761    AEM S.p.A. +B.....................................     1,545
     191    Brembo S.p.A. +B..................................     1,439
     198    Caltagirone Editore S.p.A. +B.....................     1,699
      83    Permasteelisa S.p.A. B............................     1,276
     816    Sorin S.p.A. *+B..................................     2,319
      19    Tod's S.p.A. B....................................       926
                                                                --------
                                                                   9,204
                                                                --------
            JAPAN -- 21.5%
     154    77 Bank Ltd. (The) B..............................       946
      57    Ariake Japan Co., Ltd. +B.........................     1,311
      61    Disco Corp. +B....................................     2,528
      15    Enplas Corp. B....................................       413
      58    FamilyMart Co., Ltd. B............................     1,669
      58    Fujimi, Inc. B....................................       988
      43    Futaba Corp. B....................................     1,167
     261    Gunma Bank, Ltd. (The) B..........................     1,561
      23    Hakuhodo DY Holdings, Inc. .......................     1,606
      33    Hogy Medical Co., Ltd. +B.........................     1,452
      95    Hosiden Corp. B...................................       956
      55    Japan Petroleum Exploration Co. +B................     2,336
       3    Jupiter Telecommunications Co. *..................     2,152
      --    Jupiter Telecommunications Co. @@@................        43
     131    Kobayashi Pharmaceutical Co., Ltd. B..............     3,563
      97    Komori Corp. B....................................     1,462
      52    Milbon Co., Ltd. B................................     1,567
     362    Mochida Pharmaceutical Co., Ltd. +B...............     2,179
     132    Nikon Corp. +B....................................     1,481
      49    OBIC Business Consultants Ltd. B..................     2,228
      17    OBIC Co., Ltd. B..................................     2,827
      33    Sumisho Computer Systems Corp. +B.................       778
      69    Taiyo Ink Manufacturing Co., Ltd. +B..............     2,668
      82    Tanabe Seiyaku Co., Ltd. +B.......................       786
      50    Tokyo Ohka Kogyo Co., Ltd. B......................     1,043
      85    Toppan Forms Co., Ltd. B..........................       946
      31    Towa Pharmaceutical Co., Ltd. +B..................       658
      94    Union Tool Co. +B.................................     2,655
                                                                --------
                                                                  43,969
                                                                --------
            MALAYSIA -- 1.5%
     734    Resorts World Berhad B............................     1,830
     906    YTL Corp. ........................................     1,276
                                                                --------
                                                                   3,106
                                                                --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            NETHERLANDS -- 3.4%
      90    ASM International N.V. *+B........................  $  1,442
     123    QIAGEN N.V. *+B...................................     1,430
      54    Unit 4 Agresso N.V. *B............................       830
     172    Wolters Kluwer N.V. B.............................     3,289
                                                                --------
                                                                   6,991
                                                                --------
            NEW ZEALAND -- 2.4%
     731    Air New Zealand Ltd. B............................       735
   1,381    Carter Holt Harvey Ltd. B.........................     2,182
     685    Warehouse Group Ltd. B............................     1,904
                                                                --------
                                                                   4,821
                                                                --------
            SOUTH AFRICA -- 1.5%
     165    Harmony Gold Mining Co., Ltd. B...................     1,427
      19    Impala Platinum Holdings Ltd. B...................     1,697
                                                                --------
                                                                   3,124
                                                                --------
            SOUTH KOREA -- 3.0%
     117    Doosan Infracore Co., Ltd. B......................     1,025
     235    Industrial Bank of Korea B........................     2,191
      57    KT Freetel Co., Inc. B............................     1,307
      30    LG Card Co., Ltd. B...............................       991
      15    LG Household & Heath Care Ltd. +..................       592
                                                                --------
                                                                   6,106
                                                                --------
            SPAIN -- 0.9%
      85    Prosegur, Compania de Seguridad S.A. B............     1,798
                                                                --------
            SWEDEN -- 1.6%
      79    Munters AB +B.....................................     1,747
     305    Teleca AB *B......................................     1,427
                                                                --------
                                                                   3,174
                                                                --------
            SWITZERLAND -- 4.5%
       3    BB Biotech AG B...................................       166
      24    Bachem Holding AG B...............................     1,306
      61    Baloise Holding AG +B.............................     3,048
      35    Ciba Specialty Chemicals AG B.....................     2,019
      22    EMS-Chemie Holdings AG B..........................     1,880
       6    Verwalt & Privat-Bank AG B........................       807
                                                                --------
                                                                   9,226
                                                                --------
            THAILAND -- 0.6%
  13,102    TMB Bank PCL *B...................................     1,293
                                                                --------
            UNITED KINGDOM -- 20.1%
     445    Aggeko PLC B......................................     1,470
     285    Amvescap PLC B....................................     1,693
     315    Benfield Group Ltd. B.............................     1,489
     141    Cambridge Antibody Technology Group PLC *B........     1,624
     278    Cattles PLC B.....................................     1,529
     112    De La Rue PLC B...................................       811
   2,579    Dimension Data Holdings PLC *B....................     1,493
      70    EMAP PLC +B.......................................       968
     808    FKI PLC...........................................     1,408
     561    GCAP Media PLC B..................................     2,722
     318    Hiscox PLC B......................................       934

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            UNITED KINGDOM -- (CONTINUED)
     473    Jardine Lloyd Thompson Group PLC B................  $  3,160
     851    LogicaCMG PLC B...................................     2,645
      53    Lonmin PLC B......................................     1,001
     142    Luminar PLC B.....................................     1,399
     488    Misys PLC B.......................................     2,072
     836    PHS Group PLC B...................................     1,554
     696    Premier Farnell PLC...............................     2,014
     733    Rentokil Initial PLC..............................     2,098
   1,654    Royal & Sun Alliance Insurance Group PLC B........     2,474
     237    SSL International PLC B...........................     1,197
     322    Sage Group PLC B..................................     1,288
     114    Scottish & Newcastle PLC B........................       943
     154    Surfcontrol PLC *B................................     1,262
     446    Yule Catto & Co., PLC B...........................     1,987
                                                                --------
                                                                  41,235
                                                                --------
            Total common stocks
              (cost $199,401).................................  $198,890
                                                                --------
SHORT-TERM SECURITIES -- 21.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 21.3%
  43,528    State Street Navigator Securities Lending
              Prime Portfolio.................................    43,528
                                                                --------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.5%
 $   252    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d)) $
              3.43% due 07/01/05..............................  $    252
     128    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       128
     128    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       128
      52    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................        52
     553    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................       553
                                                                --------
                                                                   1,113
                                                                --------
            Total short-term securities
              (cost $44,641)..................................  $ 44,641
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $244,042) O -- 118.9%...............   243,531
            OTHER ASSETS, LESS LIABILITIES -- (18.9%).........   (38,785)
                                                                --------
            NET ASSETS -- 100%................................  $204,746
                                                                ========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $3,574 or 1.7 of net assets.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $174,345, which represents 85.2% of the total net assets.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.
  O At June 30, 2005, the cost of securities for federal income tax purposes is $244,842 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 8,171
      Unrealized depreciation.........................   (9,482)
                                                        -------
      Net unrealized depreciation.....................  $(1,311)
                                                        =======

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
Aerospace & Defense                                     1.4%
---------------------------------------------------------------
Agriculture & Fishing                                   0.7
---------------------------------------------------------------
Apparel & Textile                                       0.6
---------------------------------------------------------------
Banks                                                   3.7
---------------------------------------------------------------
Business Services                                       5.5
---------------------------------------------------------------
Chemicals                                               5.9
---------------------------------------------------------------
Communications                                          4.0
---------------------------------------------------------------
Computers & Office Equipment                            2.4
---------------------------------------------------------------
Construction                                            7.1
---------------------------------------------------------------
Consumer Non-Durables                                   1.4
---------------------------------------------------------------
Consumer Services                                       0.9
---------------------------------------------------------------
Drugs                                                   3.1
---------------------------------------------------------------
Electrical Equipment                                    0.5
---------------------------------------------------------------
Electronics                                             3.8
---------------------------------------------------------------
Energy & Services                                       5.0
---------------------------------------------------------------
Financial Services                                      2.8
---------------------------------------------------------------
Food, Beverage & Tobacco                                4.1
---------------------------------------------------------------
Forest & Paper Products                                 4.5
---------------------------------------------------------------
Health Services                                         0.8
---------------------------------------------------------------
Hotels & Gaming                                         1.3
---------------------------------------------------------------
Insurance                                               6.7
---------------------------------------------------------------
Investment Companies                                    0.1
---------------------------------------------------------------
Investment Companies held as Collateral on
  Loaned Securities                                    21.3
---------------------------------------------------------------
Machinery                                               6.2
---------------------------------------------------------------
Media & Entertainment                                   3.3
---------------------------------------------------------------
Medical Instruments & Supplies                          4.7
---------------------------------------------------------------
Metals, Minerals & Mining                               2.9
---------------------------------------------------------------
Real Estate Investment Trust                            0.5
---------------------------------------------------------------
Repurchase Agreement                                    0.5
---------------------------------------------------------------
Retail                                                  2.2
---------------------------------------------------------------
Rubber & Plastics Products                              0.2
---------------------------------------------------------------
Software & Services                                     6.9
---------------------------------------------------------------
Transportation                                          3.6
---------------------------------------------------------------
Utilities                                               0.3
---------------------------------------------------------------
Other Assets and Liabilities                          (18.9)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         -------         --------         ----------         --------------
Australian Dollar                             Sell             $ 8,003         $ 7,836          11/30/2005             $ (167)
British Pound                                  Buy               1,783           1,782            7/5/2005                  1
British Pound                                 Sell               8,447           8,984          11/30/2005                537
British Pound                                 Sell               7,420           7,870          11/30/2005                450
British Pound                                 Sell               6,327           6,468           6/12/2006                141
British Pound                                 Sell               2,809           2,967          11/30/2005                158
British Pound                                 Sell               1,388           1,448           3/31/2006                 60
British Pound                                 Sell                 210             212            7/5/2005                  2
British Pound                                 Sell                  90              91            7/1/2005                  1
Danish Krone                                  Sell                 125             125            7/5/2005                 --
Danish Krone                                  Sell                 122             122            7/5/2005                 --
Danish Krone                                  Sell                  27              27            7/1/2005                 --
EURO                                          Sell              10,056          11,034          11/30/2005                978
EURO                                          Sell               3,419           3,765          11/30/2005                346
EURO                                          Sell               3,255           3,434           9/30/2005                179
EURO                                          Sell               2,392           2,626          11/30/2005                234
EURO                                          Sell               1,827           2,005          11/30/2005                178
EURO                                          Sell                 831             830            7/5/2005                 (1)
EURO                                          Sell                 520             519            7/1/2005                 (1)
EURO                                          Sell                  87              86            7/1/2005                 (1)
Hong Kong Dollar                              Sell                 174             174            7/5/2005                 --
Hong Kong Dollar                              Sell                 173             173            7/5/2005                 --
Japanese Yen                                   Buy                 259             259            7/5/2005                 --
Japanese Yen                                   Buy                 356             358            7/1/2005                 (2)
Japanese Yen                                  Sell                  13              13            7/1/2005                 --
New Zealand Dollar                            Sell               2,437           2,416          10/31/2005                (21)
New Zealand Dollar                            Sell               2,422           2,425          10/31/2005                  3
New Zealand Dollar                            Sell               2,125           2,250          10/31/2005                125
South African Rands                           Sell               1,691           1,840           3/17/2006                149
Swedish Krona                                  Buy                   2               2            7/1/2005                 --
Swiss Franc                                    Buy                  76              76            7/5/2005                 --
Swiss Franc                                   Sell                  28              28            7/1/2005                 --
Swiss Franc                                   Sell                  17              17            7/5/2005                 --
                                                                                                                       ------
                                                                                                                       $3,349
                                                                                                                       ======

The accompanying notes are an integral part of this financial statement.

 HARTFORD MIDCAP HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                    MARKET
 SHARES                                                            VALUE #
---------                                                       --------------
COMMON STOCKS -- 98.6%
            AEROSPACE & DEFENSE -- 0.0%
 186,390    Rolls-Royce Group PLC, Class B....................    $      327
                                                                  ----------
            APPAREL & TEXTILE -- 2.2%
     929    Coach, Inc. *+....................................        31,176
     287    Mohawk Industries, Inc. *.........................        23,653
                                                                  ----------
                                                                      54,829
                                                                  ----------
            BANKS -- 8.1%
     430    City National Corp. ..............................        30,814
     899    Countrywide Financial Corp. +.....................        34,726
     453    Golden West Financial Corp. ......................        29,164
   2,091    Providian Financial Corp. *+......................        36,861
     556    State Street Corp. ...............................        26,813
     361    UnionBanCal Corp. ................................        24,178
     443    Webster Financial Corp. ..........................        20,674
                                                                  ----------
                                                                     203,230
                                                                  ----------
            BUSINESS SERVICES -- 4.7%
   1,065    Equifax, Inc. ....................................        38,028
     495    Lamar Advertising Co., Class A *+.................        21,188
     209    Manpower, Inc. ...................................         8,328
     892    Monster Worldwide, Inc. *.........................        25,568
   1,013    Robert Half International, Inc. +.................        25,292
                                                                  ----------
                                                                     118,404
                                                                  ----------
            CHEMICALS -- 1.8%
     461    Rohm & Haas Co. ..................................        21,361
     335    Scotts Miracle-Gro Co., Class A *+................        23,848
                                                                  ----------
                                                                      45,209
                                                                  ----------
            COMMUNICATIONS -- 4.1%
   1,499    American Tower Corp., Class A *+..................        31,517
   2,333    Citizens Communications Co. ......................        31,358
     802    Network Appliance, Inc. *+........................        22,675
     166    Polycom, Inc. *...................................         2,472
     297    Rockwell Collins, Inc. ...........................        14,151
                                                                  ----------
                                                                     102,173
                                                                  ----------
            COMPUTERS & OFFICE EQUIPMENT -- 5.0%
     608    CDW Corp. ........................................        34,682
   1,781    Jabil Circuit, Inc. *+............................        54,730
   1,090    SanDisk Corp. *+..................................        25,863
     220    Zebra Technologies Corp. *........................         9,629
                                                                  ----------
                                                                     124,904
                                                                  ----------
            CONSTRUCTION -- 3.7%
     283    Centex Corp. +....................................        20,014
   1,457    Horton (D.R.), Inc. ..............................        54,795
     267    Lennar Corp. +....................................        16,972
                                                                  ----------
                                                                      91,781
                                                                  ----------
            CONSUMER DURABLES -- 2.6%
     245    BorgWarner, Inc. .................................        13,138
     781    Cemex S.A.de C.V., ADR............................        33,130
     346    Johnson Controls, Inc. ...........................        19,496
                                                                  ----------
                                                                      65,764
                                                                  ----------

                                                                    MARKET
 SHARES                                                            VALUE #
---------                                                       --------------
            CONSUMER NON-DURABLES -- 0.6%
     335    McKesson Corp. ...................................    $   15,011
                                                                  ----------
            DRUGS -- 2.5%
     324    Cephalon, Inc. *+.................................        12,885
     766    IVAX Corp. *......................................        16,473
   2,160    Millennium Pharmaceuticals, Inc. *+...............        20,023
     355    OSI Pharmaceuticals, Inc. *+......................        14,521
                                                                  ----------
                                                                      63,902
                                                                  ----------
            EDUCATION -- 1.8%
     157    Apollo Group, Inc. *+.............................        12,265
     985    Education Management Corp. *......................        33,224
                                                                  ----------
                                                                      45,489
                                                                  ----------
            ELECTRONICS -- 0.8%
     543    Analog Devices, Inc. .............................        20,271
                                                                  ----------
            ENERGY & SERVICES -- 9.3%
   1,194    Chesapeake Energy Corp. ..........................        27,228
     682    EOG Resources, Inc. +.............................        38,717
   1,073    GlobalSantaFe Corp. ..............................        43,758
     450    Nabors Industries Ltd. *+.........................        27,289
     773    Noble Corp. +.....................................        47,547
     355    Premcor, Inc. ....................................        26,349
   2,522    Santos Ltd. B.....................................        21,639
                                                                  ----------
                                                                     232,527
                                                                  ----------
            FINANCIAL SERVICES -- 4.1%
     284    Blackrock, Inc. ..................................        22,856
      72    E*Trade Financial Corp. *.........................         1,007
   1,042    Eaton Vance Corp. +...............................        24,912
     530    Legg Mason, Inc. .................................        55,172
                                                                  ----------
                                                                     103,947
                                                                  ----------
            FOOD, BEVERAGE & TOBACCO -- 0.7%
     585    Constellation Brands, Inc. *......................        17,260
                                                                  ----------
            HEALTH SERVICES -- 4.5%
     434    Coventry Health Care, Inc. *......................        30,684
     678    DaVita, Inc. *....................................        30,854
     511    Edwards Lifesciences Corp. *+.....................        21,996
     756    Manor Care, Inc. .................................        30,044
                                                                  ----------
                                                                     113,578
                                                                  ----------
            HOTELS & GAMING -- 0.6%
     307    Wynn Resorts Ltd. *+..............................        14,526
                                                                  ----------
            INSURANCE -- 5.7%
     564    Assurant, Inc. ...................................        20,368
     208    Brown & Brown, Inc. ..............................         9,334
     207    Everest Re Group Ltd. ............................        19,223
     664    Gallagher (Arthur J.) & Co. ......................        18,020
     542    Marsh & McLennan Cos., Inc. ......................        15,008
     414    PacifiCare Health Systems, Inc. *+................        29,559
      51    White Mountains Insurance Group Ltd. .............        31,860
                                                                  ----------
                                                                     143,372
                                                                  ----------
            MEDIA & ENTERTAINMENT -- 3.5%
     343    Cablevision Systems Corp. *+......................        11,051

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                    MARKET
 SHARES                                                            VALUE #
---------                                                       --------------
COMMON STOCKS -- (CONTINUED)
            MEDIA & ENTERTAINMENT -- (CONTINUED)
     869    EchoStar Communications Corp., Class A............    $   26,191
     345    Harrah's Entertainment, Inc. .....................        24,864
     546    Scripps (E.W.) Co. (The), Class A +...............        26,646
                                                                  ----------
                                                                      88,752
                                                                  ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.3%
     135    Cooper Cos., Inc. (The)...........................         8,210
                                                                  ----------
            METALS, MINERALS & MINING -- 2.3%
     107    Alliant Techsystems, Inc. *.......................         7,526
     709    Cameco Corp. .....................................        31,705
     252    Precision Castparts Corp. ........................        19,600
                                                                  ----------
                                                                      58,831
                                                                  ----------
            REAL ESTATE INVESTMENT TRUST -- 3.3%
     888    General Growth Properties, Inc. +.................        36,484
   1,799    Host Marriott Corp. ..............................        31,484
     335    iStar Financial, Inc. ............................        13,949
                                                                  ----------
                                                                      81,917
                                                                  ----------
            RESEARCH & TESTING FACILITIES -- 1.0%
     485    Quest Diagnostics, Inc. ..........................        25,825
                                                                  ----------
            RETAIL -- 8.8%
     891    Abercrombie & Fitch Co. ..........................        61,184
     385    Aeropostale, Inc. *+..............................        12,929
     734    Chico's FAS, Inc. *+..............................        25,144
     533    Fastenal Co. .....................................        32,621
     954    Geox S.p.A. B.....................................         7,937
     870    Michaels Stores, Inc. ............................        35,988
     499    PETsMART, Inc. +..................................        15,142
     367    Pacific Sunwear of California, Inc. *.............         8,428
     703    Ross Stores, Inc. ................................        20,330
                                                                  ----------
                                                                     219,703
                                                                  ----------
            SOFTWARE & SERVICES -- 10.3%
     751    Alliance Data Systems Corp. *+....................        30,465
   1,606    Amdocs Ltd., ADR *................................        42,449
   1,790    BISYS Group, Inc. (The) *+........................        26,745
     393    Certegy, Inc. ....................................        15,017
     502    CheckFree Corp. *+................................        17,105
     435    Cognizant Technology Solutions Corp. *+...........        20,516
     425    Electronic Arts, Inc. *...........................        24,059
     686    Fiserv, Inc. *....................................        29,451
   1,055    Pixar, Inc. *+....................................        52,783
                                                                  ----------
                                                                     258,590
                                                                  ----------
            TRANSPORTATION -- 3.2%
     188    Expeditors International Washington, Inc. +.......         9,369
     336    Oshkosh Truck Corp. ..............................        26,294
     372    PACCAR, Inc. +....................................        25,299
     318    Robinson (C.H.) Worldwide, Inc. ..................        18,484
                                                                  ----------
                                                                      79,446
                                                                  ----------

                                                                    MARKET
 SHARES                                                            VALUE #
---------                                                       --------------
            UTILITIES -- 3.1%
     684    Cinergy Corp. ....................................    $   30,666
     660    Energy East Corp. (The) +.........................        19,127
     645    Wisconsin Energy Corp. +..........................        25,143
                                                                  ----------
                                                                      74,936
                                                                  ----------
            Total common stocks
              (cost $1,993,273)...............................    $2,472,714
                                                                  ----------
                                                                   MARKET
 SHARES                                                            VALUE #
---------                                                       --------------
SHORT-TERM SECURITIES -- 11.6%
            INVESTMENT COMPANIES HELD AS
            COLLATERAL ON LOANED SECURITIES -- 10.1%
 252,294    BNY Institutional Cash Reserves Fund..............    $  252,294
                                                                  ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 1.5%
 $ 8,962    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d)) 3.43% due 07/01/05....    $    8,962
   4,569    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................         4,569
   4,569    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................         4,569
   1,864    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................         1,864
  19,681    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................        19,681
                                                                  ----------
                                                                      39,645
                                                                  ----------
            Total short-term securities
              (cost $291,939).................................    $  291,939
                                                                  ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $2,285,212) O -- 110.2%.............     2,764,653
            OTHER ASSETS, LESS LIABILITIES -- (10.2%).........      (257,699)
                                                                  ----------
            NET ASSETS -- 100%................................    $2,506,954
                                                                  ==========

Note:Market value of investments in foreign securities represents 2.5% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

The accompanying notes are an integral part of this financial statement.

 HARTFORD MIDCAP HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $29,576, which represents 1.2% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $2,292,345 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $511,674
      Unrealized depreciation........................   (39,366)
                                                       --------
      Net unrealized appreciation....................  $472,308
                                                       ========

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Australian Dollar                                 Buy              $302            $302           7/1/2005              $--
Australian Dollar                                 Buy               395             395           7/5/2005               --
Australian Dollar                                 Buy               456             458           7/1/2005               (2)
Australian Dollar                                 Buy               684             685           7/5/2005               (1)
EURO                                              Buy               287             286           7/1/2005                1
                                                                                                                        ---
                                                                                                                        $(2)
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD MIDCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 98.8%
            APPAREL & TEXTILE -- 0.8%
     145    V. F. Corp. ......................................  $    8,303
                                                                ----------
            BANKS -- 8.0%
     917    Apollo Investment Corp. +.........................      16,891
     592    CIT Group, Inc. ..................................      25,425
      59    City National Corp. ..............................       4,217
     205    IndyMac Bancorp, Inc. +...........................       8,354
     296    UnionBanCal Corp. ................................      19,828
     289    Webster Financial Corp. ..........................      13,470
                                                                ----------
                                                                    88,185
                                                                ----------
            BUSINESS SERVICES -- 2.2%
     983    BearingPoint, Inc. *+.............................       7,202
     417    Rent-A-Center, Inc. *.............................       9,703
     393    United Rentals, Inc. *+...........................       7,943
                                                                ----------
                                                                    24,848
                                                                ----------
            CHEMICALS -- 1.7%
     176    Cytec Industries, Inc. ...........................       7,009
     608    Huntsman Corp. *..................................      12,316
                                                                ----------
                                                                    19,325
                                                                ----------
            COMMUNICATIONS -- 1.7%
     360    Citizens Communications Co. ......................       4,837
     419    Scientific-Atlanta, Inc. .........................      13,927
                                                                ----------
                                                                    18,764
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 1.3%
     639    Seagate Technology................................      11,218
     142    TRW Automotive Holdings Corp. o...................       3,473
                                                                ----------
                                                                    14,691
                                                                ----------
            CONSTRUCTION -- 0.2%
     250    Rinker Group Ltd. B...............................       2,646
                                                                ----------
            CONSUMER DURABLES -- 3.7%
     860    Arrow Electronics, Inc. *.........................      23,360
     181    BorgWarner, Inc. .................................       9,698
     314    Newell Rubbermaid, Inc. +.........................       7,488
                                                                ----------
                                                                    40,546
                                                                ----------
            CONSUMER NON-DURABLES -- 5.3%
     859    Endo Pharmaceuticals Holdings, Inc. *+............      22,564
      25    Fossil, Inc. *....................................         572
      63    Henry Schein, Inc. *..............................       2,628
      40    Mosaic Co. (The) *+...............................         626
     328    United Stationers, Inc. *+........................      16,115
     511    Yankee Candle Co., Inc. (The) +...................      16,395
                                                                ----------
                                                                    58,900
                                                                ----------
            DRUGS -- 3.1%
     383    Barr Pharmaceuticals, Inc. *......................      18,672
     529    Impax Laboratories, Inc. *+.......................       8,308
     446    Theravance, Inc. *................................       7,574
                                                                ----------
                                                                    34,554
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            ELECTRICAL EQUIPMENT -- 1.5%
      76    Bio-Rad Laboratories, Inc. *+.....................  $    4,482
     297    Tektronix, Inc. ..................................       6,900
     431    Teradyne, Inc. *..................................       5,155
                                                                ----------
                                                                    16,537
                                                                ----------
            ELECTRONICS -- 9.4%
   1,222    Cinram International, Inc. .......................      23,431
   1,648    Fairchild Semiconductor International Inc., Class
              A *.............................................      24,301
     162    Freescale Semiconductor, Inc. *+..................       3,406
   1,568    GrafTech International Ltd. *.....................       6,744
     173    QLogic Corp. *....................................       5,341
     452    Varian Semiconductor Equipment Associates,
              Inc. *..........................................      16,720
     999    Vishay Intertechnology, Inc. *+...................      11,854
     172    Whirlpool Corp. ..................................      12,087
                                                                ----------
                                                                   103,884
                                                                ----------
            ENERGY & SERVICES -- 5.8%
     288    Arch Coal, Inc. +.................................      15,698
     266    IHC Caland N.V. B.................................      18,206
     289    Newfield Exploration Co. *........................      11,544
     156    Noble Energy, Inc. ...............................      11,794
     210    XTO Energy, Inc. +................................       7,132
                                                                ----------
                                                                    64,374
                                                                ----------
            FINANCIAL SERVICES -- 1.2%
     169    Affiliated Managers Group, Inc. *+................      11,527
     683    Grupo Imsa SA de CV...............................       1,567
                                                                ----------
                                                                    13,094
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 3.5%
     249    Bunge Ltd. +......................................      15,795
     142    Ralcorp Holdings, Inc. ...........................       5,823
     408    Smithfield Foods, Inc. *..........................      11,118
     359    Tyson Foods, Inc. ................................       6,385
                                                                ----------
                                                                    39,121
                                                                ----------
            FOREST & PAPER PRODUCTS -- 3.2%
   1,050    Pactiv Corp. *....................................      22,663
     545    Sappi Ltd., ADR...................................       5,900
     668    Smurfit-Stone Container Corp. *...................       6,798
                                                                ----------
                                                                    35,361
                                                                ----------
            HEALTH SERVICES -- 1.0%
     153    Coventry Health Care, Inc. *......................      10,796
                                                                ----------
            INSURANCE -- 10.7%
     399    Ambac Financial Group, Inc. ......................      27,813
     115    Everest Re Group Ltd. ............................      10,723
      23    Health Net, Inc. *................................         894
     201    Platinum Underwriters Holdings Ltd. +.............       6,402
     335    Radian Group, Inc. ...............................      15,828
     658    Reinsurance Group of America, Inc. +..............      30,599
     313    RenaissanceRe Holdings Ltd. ......................      15,432
     580    UnumProvident Corp. ..............................      10,631
                                                                ----------
                                                                   118,322
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD MIDCAP VALUE HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            MACHINERY -- 5.2%
     104    FMC Technologies, Inc. *+.........................  $    3,325
     872    Lam Research Corp. *..............................      25,233
     530    Pall Corp. .......................................      16,100
     208    Parker-Hannifin Corp. ............................      12,879
                                                                ----------
                                                                    57,537
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.7%
     590    Dex Media, Inc. ..................................      14,397
     530    Donnelly (R.R.) & Sons Co. .......................      18,301
     184    Liberty Global, Inc. *............................       8,564
                                                                ----------
                                                                    41,262
                                                                ----------
            METALS, MINERALS & MINING -- 2.1%
     371    Engelhard Corp. ..................................      10,581
     325    Inco Ltd. ........................................      12,273
                                                                ----------
                                                                    22,854
                                                                ----------
            REAL ESTATE -- 1.4%
     350    CB Richard Ellis Group, Inc. *....................      15,355
            REAL ESTATE INVESTMENT TRUST -- 0.5%
     233    KKR Financial Corp. *+............................       5,820
                                                                ----------
            RETAIL -- 8.6%
     521    CBRL Group, Inc. +................................      20,238
   1,048    Foot Locker, Inc. ................................      28,527
     851    Office Depot, Inc. *..............................      19,435
     511    Ross Stores, Inc. +...............................      14,761
     455    Ruby Tuesday, Inc. +..............................      11,785
                                                                ----------
                                                                    94,746
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 2.1%
     370    Compagnie Generale des Etablissements Michelin,
              Class B B.......................................      22,489
      57    Cooper Tire & Rubber Co. +........................       1,064
                                                                ----------
                                                                    23,553
                                                                ----------
            TRANSPORTATION -- 5.8%
     419    American Axle & Manufacturing Holdings, Inc. +....      10,596
      97    Continental Airlines, Inc., Class B *+............       1,284
     468    Goodrich Corp. ...................................      19,177
     304    TRW Automotive Holdings Corp. *...................       7,453
     465    Trinity Industries, Inc. +........................      14,888
     206    Yellow Roadway Corp. *+...........................      10,475
                                                                ----------
                                                                    63,873
                                                                ----------
            UTILITIES -- 5.1%
     204    Edison International..............................       8,260
     465    PPL Corp. ........................................      27,582
     302    UGI Corp. ........................................       8,431
     313    Wisconsin Energy Corp. ...........................      12,191
                                                                    56,464
                                                                ----------
            Total common stocks
              (cost $945,817).................................  $1,093,715
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            UTILITIES -- (CONTINUED)
SHORT-TERM SECURITIES -- 14.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 12.7%
 140,862    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  140,862
                                                                ----------
PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- 1.5%
 $ 3,610    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    3,610
   1,840    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       1,840
   1,840    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       1,840
     751    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................         751
   7,927    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................       7,927
                                                                ----------
                                                                    15,968
                                                                ----------
            Total short-term securities
              (cost $156,830).................................  $  156,830
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,102,647) O -- 113.0%.............   1,250,545
            OTHER ASSETS, LESS LIABILITIES -- (13.0%).........    (144,066)
                                                                ----------
            NET ASSETS -- 100%................................  $1,106,479
                                                                ==========

Note: Market value of investments in foreign securities represents 7.1% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

 o   Private placement.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $43,341, which represents 3.9% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,104,572 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $187,780
      Unrealized depreciation........................   (41,807)
                                                       --------
      Net unrealized appreciation....................  $145,973
                                                       ========

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
COMMERCIAL PAPER -- 66.7%
 $21,500    Alliance & Leicester
              2.77% due 07/06/05..............................  $   21,492
  21,500    Alliance & Leicester
              3.09% due 09/08/05..............................      21,373
  21,500    American Express Credit Corp.
              3.08% due 07/11/05..............................      21,482
  23,190    American Express Credit Corp.
              3.406% due 05/16/06.............................      23,223
  21,500    American General Finance Corp.
              3.11% due 07/12/05..............................      21,480
  21,500    American General Finance Corp.
              3.24% due 08/25/05..............................      21,394
  20,000    Amsterdam Funding Corp.
              3.08% due 07/08/05..............................      19,988
  24,000    Amsterdam Funding Corp.
              3.12% due 07/19/05..............................      23,963
  21,500    Anz Delaware, Inc.
              3.09% due 07/21/05..............................      21,463
  21,500    Barton Capital Corp.
              3.06% due 07/07/05..............................      21,489
  23,000    Barton Capital Corp.
              3.12% due 07/14/05..............................      22,974
  20,000    Bear Stearns Cos., Inc. (The)
              3.33% due 07/06/05..............................      19,991
  17,400    Bear Stearns Cos., Inc. (The)
              3.68% due 06/19/06..............................      17,447
  21,500    Britnnia Building Society
              3.17% due 08/11/05..............................      21,422
  21,500    Britnnia Building Society
              3.27% due 09/02/05..............................      21,377
  21,500    Cafco, LLC
              3.22% due 08/24/05..............................      21,396
  23,000    Cafco, LLC
              3.32% due 09/12/05..............................      22,845
  34,500    Cargill, Inc.
              2.82% due 07/18/05..............................      34,454
  43,000    Countrywide Financial Corp.
              3.41% due 07/01/05..............................      43,000
  21,500    HSBC Finance Corp.
              3.08% due 07/08/05..............................      21,487
  23,000    Morgan Stanley Dean Witter & Co.
              3.26% due 08/16/05..............................      22,904
  17,370    Morgan Stanley Dean Witter & Co.
              3.36% due 07/01/05..............................      17,370
  23,000    Morgan Stanley Dean Witter & Co.
              3.38% due 09/19/05..............................      22,827
  21,500    Nordea North America, Inc.
              3.05% due 08/09/05..............................      21,429
  21,500    Nordea North America, Inc.
              3.26% due 09/06/05..............................      21,370
  23,000    Northern Rock PLC
              3.32% due 08/24/05..............................      22,885
  21,500    Old Line Funding Corp.
              3.06% due 07/07/05..............................      21,489
  21,500    Old Line Funding Corp.
              3.075% due 07/11/05.............................      21,482

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
 $26,000    Preferred Receivable Funding Corp.
              3.115% due 07/11/05.............................  $   25,978
  21,000    Preferred Receivable Funding Corp.
              3.16% due 07/18/05..............................      20,969
  43,000    Sara Lee Corp.
              3.38% due 07/01/05..............................      43,000
  21,500    Spintab AB
              3.14% due 08/11/05..............................      21,423
  20,900    Spintab AB
              3.32% due 09/01/05..............................      20,780
  43,000    Stadshypotek Delaware, Inc.
              3.32% due 07/18/05..............................      42,933
  46,000    State Street Corp.
              3.22% due 07/26/05..............................      45,897
  21,500    Toyota Motor Credit Corp.
              3.08% due 09/01/05..............................      21,386
  23,000    Toyota Motor Credit Corp.
              3.23% due 08/02/05..............................      22,934
  16,668    Triple A One Funding Corp.
              3.10% due 07/12/05..............................      16,652
  15,283    Triple A One Funding Corp.
              3.115% due 07/13/05.............................      15,267
  13,000    Triple A One Funding Corp.
              3.14% due 07/12/05..............................      12,988
  45,000    UBS Finance (Delaware)
              3.39% due 07/01/05..............................      45,000
  23,000    Washington Mutual Bank FA
              3.45% due 07/26/06..............................      23,000
  46,000    Yorktown Capital LLC
              3.22% due 07/20/05..............................      45,922
                                                                ----------
                                                                 1,059,625
                                                                ----------
            Total commercial paper
              (cost $1,059,625)...............................  $1,059,625
                                                                ----------
CORPORATE NOTES -- 39.4%
            UNITED STATES -- 39.4%
 $43,000    Bank One Corp.
              7.625% due 08/01/05.............................  $   43,159
  43,000    Bank of America Corp.
              3.549% due 08/26/05.............................      43,020
   8,500    Bear Stearns Cos., Inc. (The)
              6.25% due 07/15/05..............................       8,510
  12,200    Caterpillar Financial Services Corp.
              3.10% due 09/19/05..............................      12,190
  43,000    Citigroup Global Markets Holdings, Inc.
              3.221% due 07/25/05.............................      43,003
  21,500    Citigroup, Inc.
              3.395% due 05/19/06.............................      21,531
  43,000    First Union/Wachovia
              7.55% due 08/18/05..............................      43,238
  43,000    General Electric Co.
              3.211% due 10/24/05.............................      43,012
  43,000    Goldman Sachs Group Inc.
              3.16% due 07/29/05 @............................      43,000
  21,500    Greenwich Capital Holdings, Inc.
              3.071% due 10/17/05.............................      21,500
  21,500    HBOS Treasury Services PLC
              3.95% due 08/01/05..............................      21,443

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
 $43,000    Honda Motor Corp.
              3.16% due 08/04/05 @............................  $   43,000
  43,000    Lehman Brothers Holdings, Inc.
              3.18% due 06/02/06..............................      43,037
  20,600    Merrill Lynch & Co., Inc.
              3.28% due 07/11/05..............................      20,601
  21,600    Merrill Lynch & Co., Inc.
              3.734% due 09/21/05.............................      21,616
  43,000    Nationwide Building Society, Inc.
              3.20% due 07/22/05 @............................      43,002
  21,500    Northern Rock PLC
              3.17% due 08/12/05..............................      21,420
  43,000    SLM Corp.
              3.49% due 08/15/05..............................      43,006
  46,000    Wells Fargo & Co.
              3.45% due 03/03/06..............................      46,041
                                                                ----------
                                                                   625,329
                                                                ----------
            Total corporate notes
              (cost $625,329).................................  $  625,329
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,684,954) -- 106.1%...............   1,684,954
            OTHER ASSETS, LESS LIABILITIES -- (6.1%)..........     (96,155)
                                                                ----------
            NET ASSETS -- 100%................................  $1,588,799
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $129,002 or 8.1% of net assets.

The accompanying notes are an integral part of this financial statement.

 HARTFORD MORTGAGE SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.6%
            FINANCIAL SERVICES -- 16.6%
 $ 4,891    Ameriquest Mortgage Securities, Inc., Series
              2002-AR1, Class M1
              4.024% due 09/25/32.............................  $  4,896
   5,000    Ameriquest Mortgage Securities, Inc., Series
              2003-AR3, Class M1
              4.114% due 10/25/33.............................     5,033
     753    Argent NIM Trust, Series 2004-WN10,
              Class A
              4.212% due 11/25/34 @...........................       751
   7,155    Countrywide Home Loans, Inc.,
              Series 2003-J13, Class 3A1
              5.00% due 01/25/19..............................     7,202
      76    DLJ Mortgage Acceptance Corp., Series 1996-1,
              Class B1
              7.25% due 09/25/11 @............................        76
      25    DLJ Mortgage Acceptance Corp., Series 1996-1,
              Class B2
              7.25% due 09/25/11 @............................        25
   5,000    First Franklin Mortgage Loan Asset Backed
              Certificates, Series 2003-FF2, Class M2
              4.964% due 07/25/33.............................     5,074
     548    Green Tree Financial Corp., Series 1995-9, Class
              A6
              7.30% due 01/15/26..............................       568
     664    Green Tree Financial Corp., Series 1998-6, Class
              A6
              6.27% due 07/01/21..............................       672
  10,000    Greenwich Capital Commercial Funding Corp., Series
              2003-C2, Class A3
              4.533% due 07/15/10.............................    10,074
   6,704    Herd Trust, Series 2005-1
              4.50% due 09/27/34 @............................     6,696
  10,000    Lehman Brothers Floating Rate Commercial Mortgage
              Trust, Series 2003-LLFA,
              Class A2
              3.606% due 12/16/14 @...........................    10,008
   5,000    Lehman Brothers Floating Rate Commercial Mortgage
              Trust, Series 2003-LLFA,
              Class G
              4.366% due 12/16/14 @...........................     5,022
   2,492    Long Beach Asset Holding Corp., Series 2005-1,
              Class N1
              4.115% due 02/25/35 @...........................     2,491
   3,000    Master Asset Backed Securities Trust, Series
              2003-OPT2, Class M1
              4.064% due 05/25/33.............................     3,018
   2,000    Master Asset Backed Securities Trust, Series
              2003-OPT2, Class M2
              5.114% due 05/25/33.............................     2,038
   1,431    Master Asset Securitization Trust,
              Series 2002-6, Class 6A1
              6.50% due 10/25/32..............................     1,427
   5,842    Master Asset Securitization Trust, Series 2003-11,
              Class 10A1
              5.00% due 12/25/18..............................     5,880

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
            FINANCIAL SERVICES -- (CONTINUED)
 $ 4,000    Merrill Lynch Mortgage Investors, Inc., Series
              2002-HE1, Class M1
              4.414% due 05/25/32.............................  $  4,035
   5,000    Merrill Lynch Mortgage Trust,
              Series 2003-KEY1, Class A4
              5.236% due 11/12/35.............................     5,234
   5,000    Morgan Stanley ABS Capital I,
              Series 2002-NC6, Class M1
              4.09% due 11/25/32..............................     5,067
  10,000    Morgan Stanley Capital I,
              Series 2003-IQ5, Class A3
              4.74% due 12/15/41..............................    10,175
   1,708    Novastar NIM Trust, Series 2004-N3, Class NOTE
              3.967% due 03/25/35 @...........................     1,703
   4,318    Residential Asset Mortgage Products, Inc., Series
              2001-RS3, Class AI5
              5.70% due 10/25/31..............................     4,326
   1,449    Soundview Home Equity Loan Trust, Series 2000-1,
              Class M1
              8.64% due 05/25/30..............................     1,468
   5,000    Structured Asset Securities Corp.,
              Series 2003-BC2, Class M1
              4.09% due 02/25/33..............................     5,072
   3,608    Wachovia Bank Commercial Mortgage Trust, Series
              2003-WHL2, Class F
              3.797% due 06/15/13 @...........................     3,611
                                                                --------
                                                                 111,642
                                                                --------
            Total collateralized mortgage obligations
              (cost $110,776).................................  $111,642
                                                                --------
INTEREST ONLY -- 2.1%
            FINANCIAL SERVICES -- 2.1%
  49,811    Banc of America Commercial Mortgage, Inc., Series
              2002-2, Class XP
              4.32% due 07/11/43 @............................  $  3,070
  39,727    Bear Stearns Commerical Mortgage Securities, Inc.,
              Series 2002-TOP8, Class X2
              4.29% due 08/15/38 @............................     3,205
  56,184    CS First Boston Mortgage Securities Corp., Series
              2003-CNP1, Class ASP
              4.34% due 03/01/35 @............................     3,014
  51,232    LB-UBS Commercial Mortgage Trust, Series 2003-C1,
              Class XCP
              4.27% due 04/15/33 @............................     2,308
  35,890    Mach One Trust, Series 2004-1A,
              Class X
              9.77% due 05/28/40 @............................     2,588
                                                                --------
                                                                  14,185
                                                                --------
            Total interest only
              (cost $14,019)..................................  $ 14,185
                                                                --------

The accompanying notes are an integral part of this financial statement.

 HARTFORD MORTGAGE SECURITIES HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
U.S. GOVERNMENT AGENCIES -- 77.0%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 19.4%
 $33,974    5.00% due 08/15/15 -- 07/01/33 ###................  $ 34,417
  87,590    5.50% due 04/15/15 -- 06/01/34....................    85,309
   4,817    6.00% due 09/15/19 -- 09/01/34....................     2,145
   3,238    6.50% due 09/01/14 -- 02/01/17....................     3,370
   4,343    7.00% due 10/01/26 -- 11/01/32....................     4,573
      79    7.50% due 05/01/24 -- 06/01/25....................        85
     178    8.00% due 02/01/13 -- 10/01/24....................       192
     106    8.50% due 10/01/09 -- 10/01/24....................       114
       1    9.00% due 10/01/06................................         1
      15    9.50% due 11/01/08................................        16
     110    10.00 due 11/01/20................................       124
                                                                --------
                                                                 130,346
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 45.4%
  15,000    4.125% due 05/15/10...............................    15,089
  18,099    4.50% due 06/01/34 -- 01/01/35....................    17,711
   8,739    4.839% due 04/01/35...............................     8,812
  99,988    5.00% due 08/01/18 -- 05/01/34 ###................   100,466
  73,776    5.50% due 03/01/19 -- 07/01/33 ###................    74,860
  36,868    6.00% due 10/01/23 -- 01/01/35....................    37,853
  39,481    6.50% due 04/01/28 -- 11/01/34....................    40,951
   7,811    7.00% due 06/01/11 -- 02/01/32....................     8,196
     595    8.00% due 10/01/29 -- 02/01/31....................       640
      77    9.00% due 05/01/21 -- 09/01/21....................        85
      59    11.00 due 04/01/09................................        64
                                                                --------
                                                                 304,727
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 12.2%
  62,658    6.00% due 01/15/33 -- 02/20/35....................    64,560
   9,374    6.50% due 12/15/28 -- 01/15/32....................     9,802
   4,495    7.00% due 10/15/32................................     4,761
   1,457    7.50% due 04/15/22 -- 04/20/30....................     1,566
     290    8.50% due 06/15/17 -- 04/15/30....................       317
     253    9.50% due 10/15/09 -- 11/15/09....................       270
      42    10.00 due 05/15/13................................        46
       8    12.50 due 03/15/15................................         9
                                                                --------
                                                                  81,331
                                                                --------
            Total U.S. government agencies
              (cost $515,610).................................  $516,404
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
U.S. GOVERNMENT SECURITIES -- 1.6%
            U.S. INFLATION -- INDEXED SECURITIES -- 1.6%
 $10,597    1.625% due 01/15/15...............................  $ 10,558
                                                                --------
            Total U.S. government securities
              (cost $10,464)..................................  $ 10,558
                                                                --------
SHORT-TERM SECURITIES -- 15.0%
            REPURCHASE AGREEMENT -- 15.0%
  41,494    BPN Paribas Joint Repurchase Agreement
              (See Note 2(d))
              2.75% due 07/01/05..............................  $ 41,494
  16,598    RBS Greenwich Capital Markets Joint Repurchase
              Agreement (See Note 2(d))
              2.80% due 07/01/05..............................    16,598
  42,435    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................    42,435
                                                                --------
                                                                 100,527
                                                                --------
            Total short-term securities
              (cost $100,527).................................  $100,527
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $751,396) O -- 112.3%...............   753,316
            OTHER ASSETS, LESS LIABILITIES -- (12.3%).........   (82,584)
                                                                --------
            NET ASSETS -- 100%................................  $670,732
                                                                ========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $44,568 or 6.6% of net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $751,396 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 6,984
      Unrealized depreciation.........................   (5,064)
                                                        -------
      Net unrealized appreciation.....................  $ 1,920
                                                        =======

 ### The cost of the securities purchased on a when-issued basis at June 30, 2005 was $111,297.

The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 98.0%
            AEROSPACE & DEFENSE -- 0.1%
      41    SiRF Technology Holdings, Inc. *..................  $      730
                                                                ----------
            BANKS -- 2.4%
     223    Amcore Financial, Inc. ...........................       6,676
     292    CapitalSource, Inc. *+............................       5,731
     177    IndyMac Bancorp, Inc. +...........................       7,224
     247    Signature Bank *..................................       6,027
                                                                ----------
                                                                    25,658
                                                                ----------
            BUSINESS SERVICES -- 5.0%
     207    Corporate Executive Board Co. ....................      16,244
     770    DiamondCluster International, Inc. *..............       8,697
     256    Lamar Advertising Co., Class A *..................      10,932
     307    Monster Worldwide, Inc. *.........................       8,792
     159    Navigant Consulting, Inc. *.......................       2,816
   1,380    Opsware, Inc. *+..................................       7,067
                                                                ----------
                                                                    54,548
                                                                ----------
            CHEMICALS -- 0.6%
     163    Cytec Industries, Inc. ...........................       6,482
                                                                ----------
            COMMUNICATIONS -- 4.6%
     598    American Tower Corp., Class A *+..................      12,578
     566    AudioCodes Ltd. *+................................       5,631
   1,029    Crown Castle International Corp. *................      20,918
      52    NeuStar, Inc. *...................................       1,324
   1,134    Ubiquitel, Inc. *.................................       9,254
                                                                ----------
                                                                    49,705
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 1.9%
     659    Insight Enterprises, Inc. *.......................      13,303
     417    VeriFone Holdings, Inc. *.........................       6,773
                                                                ----------
                                                                    20,076
                                                                ----------
            CONSTRUCTION -- 3.2%
   2,205    Corp. Geo Sa de C.V., Class B *...................       5,549
     144    Jacobs Engineering Group, Inc. *..................       8,096
     113    Standard-Pacific Corp. ...........................       9,942
     221    Washington Group International, Inc. *............      11,287
                                                                ----------
                                                                    34,874
                                                                ----------
            CONSUMER DURABLES -- 1.9%
      95    Eagle Materials, Inc. +...........................       8,751
     142    Knight Transportation, Inc. ......................       3,460
     365    Tempur-Pedic International, Inc. *+...............       8,102
                                                                ----------
                                                                    20,313
                                                                ----------
            CONSUMER NON-DURABLES -- 2.9%
     304    Endo Pharmaceuticals Holdings, Inc. *.............       7,985
     675    Men's Wearhouse, Inc. *...........................      23,245
                                                                ----------
                                                                    31,230
                                                                ----------
            DRUGS -- 7.3%
     665    Abgenix, Inc. *+..................................       5,706
     960    Alkermes, Inc. *..................................      12,693
     413    AtheroGenics, Inc. *+.............................       6,602
     569    Human Genome Sciences, Inc. *.....................       6,587

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            DRUGS -- (CONTINUED)
     517    Impax Laboratories, Inc. *+.......................  $    8,117
     334    Medicines Co. (The) *+............................       7,814
     372    NPS Pharmaceuticals, Inc. *+......................       4,218
     195    OSI Pharmaceuticals, Inc. *.......................       7,949
     408    Salix Pharmaceuticals Ltd. *......................       7,212
     178    Schwarz Pharma AG +B..............................       8,102
     271    Vertex Pharmaceuticals, Inc. *....................       4,560
                                                                ----------
                                                                    79,560
                                                                ----------
            EDUCATION -- 1.0%
     125    Education Management Corp. *......................       4,216
      63    Strayer Education, Inc. ..........................       5,394
      36    Universal Technical Institute, Inc. *.............       1,206
                                                                ----------
                                                                    10,816
                                                                ----------
            ELECTRICAL EQUIPMENT -- 1.8%
     125    Itron, Inc. *.....................................       5,567
   5,456    Techtronic Industries Co. B.......................      13,750
                                                                ----------
                                                                    19,317
                                                                ----------
            ELECTRONICS -- 5.0%
     196    Aeroflex, Inc. *..................................       1,647
     860    Evergreen Solar, Inc. *+..........................       5,529
     535    FuelCell Energy, Inc. *+..........................       5,460
     935    MEMC Electronic Materials, Inc. *.................      14,745
     483    Microsemi Corp. *.................................       9,073
     376    Moog, Inc. *......................................      11,851
     348    Semtech Corp. *...................................       5,791
                                                                ----------
                                                                    54,096
                                                                ----------
            ENERGY & SERVICES -- 7.1%
     285    Arch Coal, Inc. +.................................      15,532
     304    Cabot Oil & Gas Corp. ............................      10,546
     176    Cheniere Energy, Inc. *+..........................       5,476
   1,043    ERG S.p.A. B......................................      20,153
     439    Range Resources Corp. ............................      11,822
     948    Singapore Petroleum Co., Ltd. B...................       2,786
     392    Stolt Offshore S.A. *B............................       3,553
     784    Stolt Offshore S.A. @B............................       7,106
                                                                ----------
                                                                    76,974
                                                                ----------
            EXCHANGE TRADED FUNDS -- 1.2%
     130    Oil Service HOLDRs Trust +........................      13,284
                                                                ----------
            FINANCIAL SERVICES -- 3.3%
     142    Affiliated Managers Group, Inc. *+................       9,710
   3,310    Melco International Development B.................       3,953
     299    Nasdaq Stock Market, Inc. (The) *+................       5,636
     285    Nuveen Investments, Inc. .........................      10,728
     397    OptionXpress Holdings, Inc. +.....................       6,034
                                                                ----------
                                                                    36,061
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 1.7%
     510    Hercules, Inc. *..................................       7,214
     351    Peet's Coffee & Tea, Inc. *.......................      11,611
                                                                ----------
                                                                    18,825
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALL COMPANY HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            HEALTH SERVICES -- 2.0%
     192    Covance, Inc. *...................................  $    8,618
     556    Symbion, Inc. *...................................      13,257
                                                                ----------
                                                                    21,875
                                                                ----------
            HOTELS & GAMING -- 1.7%
   1,982    La Quinta Corp. *+................................      18,492
                                                                ----------
            INSURANCE -- 2.5%
     781    Admiral Group PLC B...............................       5,199
     538    American Equity Investment Life Holding Co. +.....       6,396
     339    Arch Capital Group Ltd. *.........................      15,254
      16    ProAssurance Corp. *..............................         651
                                                                ----------
                                                                    27,500
                                                                ----------
            MACHINERY -- 0.8%
     363    Stewart & Stevenson Services, Inc. ...............       8,230
                                                                ----------
            MEDIA & ENTERTAINMENT -- 2.5%
   2,931    APN News & Media Ltd. +B..........................      11,434
     191    Central European Media Enterprises Ltd. *.........       9,239
     196    WMS Industries, Inc. *+...........................       6,608
                                                                ----------
                                                                    27,281
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.0%
     140    Advanced Neuromodulation Systems, Inc. *..........       5,571
     176    Hologic, Inc. *...................................       6,996
     247    Respironics, Inc. *...............................       8,932
                                                                ----------
                                                                    21,499
                                                                ----------
            METALS, MINERALS & MINING -- 0.5%
     260    Century Aluminum Co. *............................       5,308
                                                                ----------
            REAL ESTATE -- 3.1%
     455    CB Richard Ellis Group, Inc. *....................      19,976
     224    Pirelli & C. Real Estate S.p.A. B.................      13,427
                                                                ----------
                                                                    33,403
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 4.6%
     340    Advisory Board Co. (The) *........................      16,565
     543    Amylin Pharmaceuticals, Inc. *+...................      11,372
     663    Exelixis, Inc. *..................................       4,929
     305    ICOS Corp. *......................................       6,458
     229    Pharmaceutical Product Development, Inc. *........      10,732
                                                                ----------
                                                                    50,056
                                                                ----------
            RETAIL -- 13.9%
     172    AC Moore Arts & Crafts, Inc. *....................       5,444
     212    Advance Auto Parts, Inc. *........................      13,665
     277    Aeropostale, Inc. *...............................       9,321
     301    DSW, Inc. *.......................................       7,510
     213    Dick's Sporting Goods, Inc. *+....................       8,219
     281    Electronics Boutique Holdings Corp. *.............      17,828
     563    GameStop Corp. *+.................................      18,422
   1,925    Geox S.p.A. B.....................................      16,018
     254    Landry's Restaurants, Inc. .......................       7,657

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            RETAIL -- (CONTINUED)
     288    RARE Hospitality International, Inc. *............  $    8,772
     198    Red Robin Gourmet Burgers *.......................      12,258
   1,860    Rite Aid Corp. *+.................................       7,777
     311    Urban Outfitters, Inc. *..........................      17,641
                                                                ----------
                                                                   150,532
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 0.6%
     127    Jarden Corp. *....................................       6,853
                                                                ----------
            SOFTWARE & SERVICES -- 10.4%
     170    Cogent, Inc. *....................................       4,849
     137    Emageon, Inc. *...................................       1,925
     313    F5 Networks, Inc. *...............................      14,785
     146    NAVTEQ Corp. *....................................       5,439
   1,186    Red Hat, Inc. *+..................................      15,539
      95    SRA International, Inc., Class A *................       3,285
     713    Salesforce.com, Inc. *............................      14,603
     376    THQ, Inc. *.......................................      11,003
     900    Take-Two Interactive Software, Inc. *.............      22,900
     254    TomTom *+.........................................       5,566
     413    Verint Systems, Inc. *............................      13,271
                                                                ----------
                                                                   113,165
                                                                ----------
            TRANSPORTATION -- 1.7%
     225    Forward Air Corp. ................................       6,347
     386    Gol-Linhas Aereas Inteligentes S.A., ADR +........      11,594
                                                                ----------
                                                                    17,941
                                                                ----------
            UTILITIES -- 0.7%
     146    Stericycle, Inc. *................................       7,362
                                                                ----------
            Total common stocks
              (cost $879,451).................................  $1,062,046
                                                                ----------
SHORT-TERM SECURITIES -- 19.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 16.1%
 174,214    Boston Global Investment Trust....................  $  174,214
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 3.1%
 $ 7,678    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    7,678
   3,914    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       3,914
   3,914    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       3,914
   1,597    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       1,597

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- (CONTINUED)
 $16,862    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................  $   16,862
                                                                ----------
                                                                    33,965
                                                                ----------
            Total short-term securities
              (cost $208,179).................................  $  208,179
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,087,630) O -- 117.2%.............   1,270,225
            OTHER ASSETS, LESS LIABILITIES -- (17.2%).........    (186,732)
                                                                ----------
            NET ASSETS -- 100%................................  $1,083,493
                                                                ==========

Note: Market value of investments in foreign securities represents 11.9% of total net assets as of June 30, 2005.
  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $7,106 or 0.7% of net assets.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $105,481, which represents 9.7% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,091,781 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $204,117
      Unrealized depreciation........................   (25,673)
                                                       --------
      Net unrealized appreciation....................  $178,444
                                                       ========

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
EURO                                              Buy             $ 154           $  154          7/1/2005              $--
EURO                                              Buy               769              768          7/1/2005                1
EURO                                              Buy             2,725            2,726          7/5/2005               (1)
Hong Kong Dollar                                  Buy               195              195          7/5/2005               --
Singapore Dollar                                  Buy                80               80          7/5/2005               --
Singapore Dollar                                  Buy               747              748          7/1/2005               (1)
Singapore Dollar                                  Buy             1,277            1,275          7/1/2005                2
                                                                                                                        ---
                                                                                                                        $ 1
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALLCAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 98.1%
            AEROSPACE & DEFENSE -- 1.4%
      34    ESCO Technologies, Inc. *.........................  $    3,377
      58    Lowrance Electronics, Inc. +......................       1,221
     112    Novatel, Inc. *+..................................       3,010
     124    United Industrial Corp., New York shares +........       4,414
                                                                ----------
                                                                    12,022
                                                                ----------
            APPAREL & TEXTILE -- 2.4%
      85    Albany International Corp. .......................       2,736
     228    Genesco, Inc. *...................................       8,464
     248    Timberland Co. (The) *+...........................       9,610
                                                                ----------
                                                                    20,810
                                                                ----------
            BANKS -- 4.0%
     145    Advanta Corp. ....................................       4,083
     305    American Capital Strategies Ltd. +................      11,003
      23    CharterMac........................................         501
      46    City Holding Co. .................................       1,673
      63    CompuCredit Corp. *+..............................       2,156
     338    IndyMac Bancorp, Inc. +...........................      13,771
      57    Irwin Financial Corp. ............................       1,254
                                                                ----------
                                                                    34,441
                                                                ----------
            BUSINESS SERVICES -- 5.6%
      69    Aaron Rents, Inc. ................................       1,715
     100    Advo, Inc. .......................................       3,183
      99    Convergys Corp. *.................................       1,401
     128    Gevity HR, Inc. ..................................       2,554
     454    Heidrick & Struggles International, Inc. *........      11,838
     135    Jupitermedia Corp. *..............................       2,304
      45    MAXIMUS, Inc. ....................................       1,602
     470    Per-Se Technologies, Inc. *+......................       9,888
     339    Rent-Way, Inc. *..................................       3,331
     148    Rotech Healthcare, Inc. *.........................       3,875
     160    Sotheby's Holdings *..............................       2,195
     168    Watson Wyatt & Co. Holdings.......................       4,303
                                                                ----------
                                                                    48,189
                                                                ----------
            CHEMICALS -- 0.1%
      58    Ferro Corp. ......................................       1,156
                                                                ----------
            COMMUNICATIONS -- 4.1%
      81    Comtech Telecommunications Corp. *+...............       2,645
   1,177    Digital Generation Systems *......................       1,177
     133    Ditech Communications Corp. *.....................         861
     227    General Communication *...........................       2,241
     156    InPhonic, Inc. *+.................................       2,395
     622    InterVoice, Inc. *................................       5,369
      81    Plantronics, Inc. ................................       2,927
     721    Premiere Global Services, Inc. *..................       8,145
     314    Radyne Corp. *+...................................       2,725
     446    Ubiquitel, Inc. *+................................       3,639
     100    j2 Global Communications, Inc. *+.................       3,447
                                                                ----------
                                                                    35,571
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 0.7%
      30    Global Imaging Systems, Inc. *....................         946
      88    IKON Office Solutions, Inc. ......................         836
     158    Komag, Inc. *+....................................       4,494
                                                                ----------
                                                                     6,276
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            CONSTRUCTION -- 1.8%
     106    Standard-Pacific Corp. ...........................  $    9,349
     199    WCI Communities, Inc. *+..........................       6,387
                                                                ----------
                                                                    15,736
                                                                ----------
            CONSUMER DURABLES -- 2.2%
     108    Adesa, Inc. ......................................       2,342
     187    Cabot Microelectronics Corp. *....................       5,407
      41    Eagle Materials, Inc. ............................       3,787
     226    Knight Transportation, Inc. ......................       5,499
      50    USG Corp. *+......................................       2,142
                                                                ----------
                                                                    19,177
                                                                ----------
            CONSUMER NON-DURABLES -- 2.7%
     229    Allscripts Healthcare Solutions, Inc. *+..........       3,810
     198    Jakks Pacific, Inc. *+............................       3,809
      60    K-Swiss, Inc. ....................................       1,931
     125    Kenneth Cole Productions, Inc., Class A...........       3,893
     325    Nu Skin Enterprises, Inc. ........................       7,570
     152    Stride Rite Corp. (The)...........................       2,089
                                                                ----------
                                                                    23,102
                                                                ----------
            CONSUMER SERVICES -- 0.1%
      67    CPI Corp. ........................................       1,215
                                                                ----------
            DRUGS -- 8.1%
     717    Abgenix, Inc. *+..................................       6,148
     386    Alkermes, Inc. *+.................................       5,100
     312    Diagnostic Products Corp. +.......................      14,757
     796    Encysive Pharmaceuticals, Inc. *..................       8,606
     189    Human Genome Sciences, Inc. *+....................       2,185
     187    Kos Pharmaceuticals, Inc. *+......................      12,229
     659    NPS Pharmaceuticals, Inc. *+......................       7,483
     124    OSI Pharmaceuticals, Inc. *+......................       5,047
     194    Onyx Pharmaceuticals, Inc. *+.....................       4,633
     212    Salix Pharmaceuticals Ltd. *+.....................       3,747
                                                                ----------
                                                                    69,935
                                                                ----------
            EDUCATION -- 1.1%
     140    ITT Educational Services, Inc. *+.................       7,452
      81    Lincoln Educational Services Corp. *..............       1,630
                                                                ----------
                                                                     9,082
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.3%
      97    Cyberoptics Corp. *...............................       1,260
      46    MTS Systems Corp. ................................       1,528
                                                                ----------
                                                                     2,788
                                                                ----------
            ELECTRONICS -- 7.0%
     220    Cree, Inc. *+.....................................       5,608
     199    Diodes, Inc. *....................................       6,215
     394    Fairchild Semiconductor International Inc., Class
              A *.............................................       5,804
     428    FuelCell Energy, Inc. *+..........................       4,372
     249    Hutchinson Technology, Inc. *+....................       9,585
     407    MEMC Electronic Materials, Inc. *.................       6,415
     120    Methode Electronics, Inc. ........................       1,423
     270    Micrel, Inc. *....................................       3,105
   1,905    ON Semiconductor Corp. *..........................       8,763
     194    OmniVision Technologies, Inc. *+..................       2,642

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
     180    Sigmatel, Inc. *..................................  $    3,091
      91    Varian Semiconductor Equipment Associates,
              Inc. *..........................................       3,382
                                                                ----------
                                                                    60,405
                                                                ----------
            ENERGY & SERVICES -- 5.8%
     142    Cabot Oil & Gas Corp. ............................       4,926
      52    Cheniere Energy, Inc. *...........................       1,630
     170    Chesapeake Energy Corp. +.........................       3,881
      35    Cimarex Energy Co. *..............................       1,358
     126    Energy Partners Ltd. *............................       3,295
     259    Frontier Oil Corp. ...............................       7,602
     163    Giant Industries, Inc. *..........................       5,857
      57    Houston Exploration Co. *.........................       3,003
     471    Meridian Resource Corp. *.........................       2,249
     579    Petroquest Energy, Inc. *.........................       3,804
      99    St. Mary Land & Exploration Co. +.................       2,866
      94    Swift Energy Co. *................................       3,363
      58    Tesoro Petroleum Corp. ...........................       2,712
     116    Vintage Petroleum, Inc. ..........................       3,538
                                                                ----------
                                                                    50,084
                                                                ----------
            EXCHANGE TRADED FUNDS -- 0.5%
      60    iShares Russell 2000 Growth Index Fund +..........       3,885
                                                                ----------
            FINANCIAL SERVICES -- 1.5%
     189    Affiliated Managers Group, Inc. *+................      12,914
                                                                ----------
            FOREST & PAPER PRODUCTS -- 1.0%
      91    Glatfelter........................................       1,128
     250    Longview Fibre Co. ...............................       5,140
     169    Wausau Paper Corp. ...............................       2,029
                                                                ----------
                                                                     8,297
                                                                ----------
            HEALTH SERVICES -- 2.6%
     109    Alliance Imaging, Inc. *..........................       1,141
     100    Amedisys, Inc. *+.................................       3,667
      55    American Healthways, Inc. *.......................       2,325
      76    Genesis HealthCare Corp. *+.......................       3,499
      92    LifePoint Hospitals, Inc. *.......................       4,628
     100    Sierra Health Services, Inc. *+...................       7,117
                                                                ----------
                                                                    22,377
                                                                ----------
            HOTELS & GAMING -- 0.8%
     138    Ameristar Casinos, Inc. ..........................       3,600
     169    Bluegreen Corp. *.................................       2,944
                                                                ----------
                                                                     6,544
                                                                ----------
            INSURANCE -- 3.8%
      45    Amerigroup Corp. *................................       1,797
     129    Arch Capital Group Ltd. *.........................       5,807
     215    Aspen Insurance Holdings Ltd. ....................       5,912
      96    Platinum Underwriters Holdings Ltd. ..............       3,058
     653    Scottish Re Group Ltd. ...........................      15,834
                                                                ----------
                                                                    32,408
                                                                ----------
            MACHINERY -- 2.7%
      71    Briggs & Stratton Corp. ..........................       2,448
     192    Graco, Inc. ......................................       6,553
     101    Lennox International, Inc. .......................       2,142

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            MACHINERY -- (CONTINUED)
     192    Stewart & Stevenson Services, Inc. ...............  $    4,339
      89    Timken Co. (The)..................................       2,063
      93    Toro Co. .........................................       3,591
      56    Watsco, Inc. .....................................       2,386
                                                                ----------
                                                                    23,522
                                                                ----------
            MEDIA & ENTERTAINMENT -- 2.9%
     165    Central European Media Enterprises Ltd. *.........       8,002
     488    Cumulus Media, Inc. *.............................       5,745
      43    Harland (John H.) Co. ............................       1,645
     122    Journal Register Co. *............................       2,136
      --    Liberty Global, Inc. *@@..........................          --
     209    Lin TV Corp. *....................................       2,900
      92    MTR Gaming Group, Inc. *..........................       1,074
     155    Playboy Enterprises, Inc. *+......................       2,010
     163    Regent Communications, Inc. *.....................         959
                                                                ----------
                                                                    24,471
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.3%
     196    Haemonetics Corp. *...............................       7,957
     128    Medical Action Industries, Inc. *.................       2,281
     102    PolyMedica Corp. .................................       3,634
     180    Steris Corp. .....................................       4,641
      31    Vital Signs, Inc. ................................       1,334
                                                                ----------
                                                                    19,847
                                                                ----------
            METALS, MINERALS & MINING -- 3.2%
     131    Carpenter Technology Corp. .......................       6,765
     605    Century Aluminum Co. *............................      12,348
     107    Mueller Industries, Inc. .........................       2,908
      59    NS Group, Inc. *..................................       1,912
      70    Texas Industries, Inc. ...........................       3,942
                                                                ----------
                                                                    27,875
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.3%
      62    American Home Mortgage Investment Corp. +.........       2,161
      21    Novastar Financial, Inc. +........................         814
                                                                ----------
                                                                     2,975
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 4.6%
     369    Amylin Pharmaceuticals, Inc. *+...................       7,719
     659    Applera Corp. -- Celera Genomics Group *+.........       7,229
     562    CV Therapeutics, Inc. *+..........................      12,589
     350    Ciphergen Biosystems, Inc. *+.....................         669
     422    Exelixis, Inc. *..................................       3,135
     301    Incyte Corp. *....................................       2,153
     175    Kosan Biosciences, Inc. *.........................         924
     576    Regeneron Pharmaceuticals, Inc. *.................       4,829
                                                                ----------
                                                                    39,247
                                                                ----------
            RETAIL -- 2.8%
      91    CEC Entertaining, Inc. *..........................       3,811
     137    CKE Restaurants, Inc. +...........................       1,907
     111    DSW, Inc. *.......................................       2,767
     250    Finish Line, Inc. (The), Class A..................       4,734
      54    Jack in the Box, Inc. *...........................       2,051
      41    Longs Drug Store Corp. ...........................       1,774
      96    Movie Gallery, Inc. +.............................       2,545
      67    Panera Bread Co. *+...............................       4,160
                                                                ----------
                                                                    23,749
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALLCAP GROWTH HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RUBBER & PLASTICS PRODUCTS -- 0.8%
     188    Skechers U.S.A., Inc. *...........................  $    2,674
     331    Titan International, Inc. +.......................       4,620
                                                                ----------
                                                                     7,294
                                                                ----------
            SOFTWARE & SERVICES -- 15.8%
     364    Acxiom Corp. .....................................       7,609
     211    Altiris, Inc. *...................................       3,096
     444    Aspect Communications Corp. *.....................       4,982
     601    BISYS Group, Inc. (The) *.........................       8,971
     516    CSG Systems International, Inc. *.................       9,797
     109    Cerner Corp *+....................................       7,388
      49    Click Commerce, Inc. *+...........................       1,126
     461    Corillian Corp. *.................................       1,429
     287    Digital River, Inc. *+............................       9,096
     221    Epicor Software Corp. *...........................       2,917
     355    Hyperion Solutions Corp. *........................      14,273
     243    Imergent, Inc. *+.................................       2,571
      97    Kronos, Inc. *+...................................       3,920
      42    MicroStrategy, Inc. *+............................       2,238
     256    Perot Systems Corp. *.............................       3,635
      82    QAD, Inc. ........................................         630
     348    Serena Software, Inc. *+..........................       6,724
     118    Sybase, Inc. *....................................       2,158
     371    THQ, Inc. *+......................................      10,847
     274    Take-Two Interactive Software, Inc. *+............       6,983
     143    Transaction Systems Architects, Inc. *+...........       3,532
     561    Trizetto Group *..................................       7,864
     592    United Online, Inc. ..............................       6,432
     208    WebEx Communications, Inc. *......................       5,487
      37    Websense, Inc. *..................................       1,778
                                                                ----------
                                                                   135,483
                                                                ----------
            TRANSPORTATION -- 4.3%
     258    Arkansas Best Corp. ..............................       8,197
     138    General Maritime Corp. ...........................       5,860
     165    Noble International Ltd. +........................       3,879
     498    Werner Enterprises, Inc. .........................       9,776
     217    World Air Holdings, Inc. *........................       2,543
     114    Yellow Roadway Corp. *............................       5,791
                                                                ----------
                                                                    36,046
                                                                ----------
            UTILITIES -- 0.8%
     458    Sierra Pacific Resources *+.......................       5,707
                                                                ----------
            Total common stocks
              (cost $774,695).................................  $  842,630
                                                                ----------
SHORT-TERM SECURITIES -- 31.4%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 28.7%
 246,010    BNY Institutional Cash Reserves Fund..............  $  246,010
      65    Evergreen Institutional Money Market Fund.........          65
     104    Evergreen Prime Cash Management Money Market
              Fund............................................         104
                                                                ----------
                                                                   246,179
                                                                ----------
PRINCIPAL
 AMOUNT
---------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- 2.1%
 $ 4,006    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    4,006
   2,042    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       2,042
   2,042    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       2,042
     833    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................         833
   8,798    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................       8,798
                                                                ----------
                                                                    17,721
                                                                ----------
            REPURCHASE AGREEMENTS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.5%
   4,467    Lehman Brothers Joint Repurchase Agreement (See
              Note 2(d))
              3.25% due 07/01/05..............................       4,467
                                                                ----------
            U.S. TREASURY BILLS -- 0.1%
     700    2.85% due 08/11/05 ++.............................         698
     350    2.895% due 08/25/05 ++............................         348
                                                                ----------
                                                                     1,046
                                                                ----------
            Total short-term securities
              (cost $269,413).................................  $  269,413
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,044,108) O -- 129.5%.............   1,112,043
            OTHER ASSETS, LESS LIABILITIES -- (29.5%).........    (253,404)
                                                                ----------
            NET ASSETS -- 100%................................  $  858,639
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,046,893 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 98,003
      Unrealized depreciation........................   (32,853)
                                                       --------
      Net unrealized appreciation....................  $ 65,150
                                                       ========

  ++ The Fund had 136 IMM Mini Russell 2000 September 2005
     Futures contracts open as of June 30, 2005. These contracts had a value of $8,746 as of June 30, 2005 and were collateralized by U.S. Treasury Bills, 2.850% -- 2.895% due 8/11/05 -- 8/25/05, with a market value of $1,046.

The accompanying notes are an integral part of this financial statement.

 HARTFORD STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 97.7%
            BANKS -- 10.2%
   2,779    Bank of America Corp. +...........................  $  126,737
   3,698    Citigroup, Inc. ..................................     170,977
   1,535    Credit Suisse Group, ADR +........................      60,096
   4,127    MBNA Corp. .......................................     107,954
       5    Mitsubishi Tokyo Financial Group, Inc. B..........      45,183
   1,904    State Street Corp. ...............................      91,887
                                                                ----------
                                                                   602,834
                                                                ----------
            BUSINESS SERVICES -- 1.1%
   2,768    Accenture Ltd. *..................................      62,748
                                                                ----------
            CHEMICALS -- 1.2%
   1,312    Dow Chemical Co. (The)............................      58,437
     306    du Pont (E.I.) de Nemours & Co. ..................      13,165
                                                                ----------
                                                                    71,602
                                                                ----------
            COMMUNICATIONS -- 5.5%
   4,527    AT&T Corp. .......................................      86,186
   4,571    Motorola, Inc. ...................................      83,463
     403    Research in Motion Ltd. *.........................      29,714
   2,556    Sprint Corp.-FON Group +..........................      64,138
   1,846    XM Satellite Radio Holdings, Inc. *+..............      62,123
                                                                ----------
                                                                   325,624
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.8%
     877    3M Co. +..........................................      63,400
   1,959    EMC Corp. *.......................................      26,851
   1,902    Hewlett-Packard Co. ..............................      44,725
     383    International Business Machines Corp. ............      28,433
                                                                ----------
                                                                   163,409
                                                                ----------
            CONSUMER NON-DURABLES -- 2.5%
   2,846    Procter & Gamble Co. (The) +......................     150,121
                                                                ----------
            DRUGS -- 12.6%
   1,688    Abbott Laboratories...............................      82,724
   2,108    Amgen, Inc. *.....................................     127,474
     486    AstraZeneca PLC B.................................      20,022
     556    AstraZeneca PLC, ADR +............................      22,920
   2,118    Eli Lilly & Co. +.................................     118,010
     435    Forest Laboratories, Inc. *+......................      16,908
     465    Genzyme Corp. *...................................      27,930
     568    Gilead Sciences, Inc. *...........................      24,969
   4,934    Pfizer, Inc. .....................................     136,093
     480    Roche Holdings AG B...............................      60,603
   2,058    Sanofi-Synthelabo S.A., ADR +.....................      84,341
     949    Schering-Plough Corp. ............................      18,080
                                                                ----------
                                                                   740,074
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.3%
     347    KLA -- Tencor Corp. +.............................      15,142
                                                                ----------
            ELECTRONICS -- 8.1%
   7,335    Cisco Systems, Inc. *.............................     140,172
   5,835    General Electric Co. +............................     202,197
   2,875    Intel Corp. ......................................      74,933
     129    Samsung Electronics Co., Ltd. B...................      61,163
                                                                ----------
                                                                   478,465
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            ENERGY & SERVICES -- 8.2%
     386    Chevron Corp. ....................................  $   21,587
   1,415    ConocoPhillips....................................      81,348
     261    Devon Energy Corp. ...............................      13,243
   2,466    ExxonMobil Corp. .................................     141,715
     328    GlobalSantaFe Corp. ..............................      13,370
     409    Occidental Petroleum Corp. .......................      31,441
   1,642    Schlumberger Ltd. +...............................     124,716
     146    Suncor Energy, Inc. +.............................       6,928
     420    Total S.A., ADR +.................................      49,100
                                                                ----------
                                                                   483,448
                                                                ----------
            FINANCIAL SERVICES -- 2.5%
     533    Goldman Sachs Group, Inc. ........................      54,356
     410    Orix Corp. B......................................      61,251
   5,592    UniCredito Italiano S.p.A. B......................      29,483
                                                                ----------
                                                                   145,090
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.7%
   2,690    Coca-Cola Co. (The)...............................     112,308
   1,153    General Mills, Inc. +.............................      53,935
   2,106    PepsiCo., Inc. ...................................     113,593
                                                                ----------
                                                                   279,836
                                                                ----------
            HOTELS & GAMING -- 0.2%
     207    Starwood Hotels & Resorts Worldwide, Inc. ........      12,112
                                                                ----------
            INSURANCE -- 5.2%
   3,489    American International Group, Inc. ...............     202,717
     650    Marsh & McLennan Cos., Inc. ......................      18,002
   1,806    St. Paul Travelers Cos., Inc. (The)...............      71,377
     213    WellPoint, Inc. *.................................      14,840
                                                                ----------
                                                                   306,936
                                                                ----------
            MACHINERY -- 4.1%
   3,408    Applied Materials, Inc. ..........................      55,143
   1,234    Caterpillar, Inc. +...............................     117,574
     647    Deere & Co. ......................................      42,385
     381    Ingersoll Rand Co., Ltd. .........................      27,163
                                                                ----------
                                                                   242,265
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.5%
   8,029    Time Warner, Inc. *+..............................     134,160
   1,577    Viacom, Inc., Class B.............................      50,499
     839    Walt Disney Co. (The).............................      21,136
                                                                ----------
                                                                   205,795
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.4%
   1,100    BHP Billiton Ltd., ADR +..........................      30,030
   2,121    Medtronic, Inc. ..................................     109,862
                                                                ----------
                                                                   139,892
                                                                ----------
            METALS, MINERALS & MINING -- 2.6%
   2,341    Alcoa, Inc. ......................................      61,157
     700    Illinois Tool Works, Inc. ........................      55,768
   1,112    Rio Tinto PLC B...................................      33,866
                                                                ----------
                                                                   150,791
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.4%
     523    General Growth Properties, Inc. +.................      21,497
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD STOCK HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- 6.1%
   1,560    Costco Wholesale Corp. ...........................  $   69,906
     227    Dollar General Corp. .............................       4,618
     936    Federated Department Stores, Inc. +...............      68,568
   3,015    Gap, Inc. (The)...................................      59,550
   3,047    Home Depot, Inc. (The)............................     118,524
     163    Target Corp. .....................................       8,880
     581    Wal-Mart Stores, Inc. ............................      27,980
                                                                ----------
                                                                   358,026
                                                                ----------
            SOFTWARE & SERVICES -- 6.8%
     559    Electronic Arts, Inc. *...........................      31,662
   1,889    First Data Corp. .................................      75,820
   9,389    Microsoft Corp. ..................................     233,213
   1,649    Yahoo!, Inc. *....................................      57,152
                                                                ----------
                                                                   397,847
                                                                ----------
            TRANSPORTATION -- 5.2%
     989    Boeing Co. (The)..................................      65,241
     980    Carnival Corp. +..................................      53,464
     140    FedEx Corp. ......................................      11,366
     669    Lockheed Martin Corp. ............................      43,424
   1,600    Toyota Motor Corp. B..............................      57,079
   1,530    United Technologies Corp. ........................      78,571
                                                                ----------
                                                                   309,145
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.2%
   1,191    Federal National Mortgage Association.............      69,578
                                                                ----------
            UTILITIES -- 0.3%
     252    Exelon Corp. .....................................      12,945
     639    Williams Cos., Inc. (The).........................      12,148
                                                                ----------
                                                                    25,093
                                                                ----------
            Total common stocks
              (cost $5,510,475)...............................  $5,757,370
                                                                ----------
SHORT-TERM SECURITIES -- 5.4%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 5.3%
 315,065    BNY Institutional Cash Reserves Fund..............  $  315,065
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.1%
$    785    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $      785

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- (CONTINUED)
$    400    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................  $      400
     400    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................         400
     163    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................         163
   1,724    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................       1,724
                                                                ----------
                                                                     3,472
                                                                ----------
            Total short-term securities
              (cost $318,537).................................  $  318,537
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $5,829,012) O -- 103.1%.............   6,075,907
            OTHER ASSETS, LESS LIABILITIES -- (3.1%)..........    (183,866)
                                                                ----------
            NET ASSETS -- 100%................................  $5,892,041
                                                                ==========

Note: Market value of investments in foreign securities represents 10.0% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $368,650, which represents 6.3% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $5,836,347 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 505,834
      Unrealized depreciation.......................   (266,274)
                                                      ---------
      Net unrealized appreciation...................  $ 239,560
                                                      =========

  ++ The Fund had S&P Emini September 2005 Futures contracts open as of June 30, 2005. These contracts had a value of $109,388 as of June 30, 2005.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Japanese Yen                                      Buy             $2,247          $2,267          7/1/2005              $(20)
Swiss Franc                                      Sell             1,738            1,737          7/5/2005                (1)
                                                                                                                        ----
                                                                                                                        $(21)
                                                                                                                        ====

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.4%
             FINANCIAL SERVICES -- 10.4%
$    2,055   AQ Finance CEB Trust,
               Series 2003-CE1A, Class Note @
               8.314% due 08/25/33.............................  $    2,034
     7,107   American Express Credit Account Master Trust,
               Series 2004-C, Class C @
               3.59% due 02/15/12..............................       7,129
       599   Asset Backed Funding Corp. NIM Trust, Series
               2004-OPT1, Class N1 @
               4.55% due 12/26/33..............................         596
     2,695   Banc of America Commercial Mortgage, Inc., Series
               2004-1, Class A3
               4.429% due 11/10/39.............................       2,690
     4,200   Bank One Issuance Trust, Series 2003-C3, Class C3
               4.77% due 02/16/16..............................       4,228
     2,561   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2003-T12, Class A1
               2.96% due 08/13/39..............................       2,494
     3,762   CS First Boston Mortgage Securities Corp., Series
               2003-C3, Class A1
               2.079% due 05/15/38.............................       3,635
     1,835   CS First Boston Mortgage Securities Corp., Series
               2005-C3, Class A2
               4.512% due 07/15/37.............................       1,842
     1,834   CS First Boston Mortgage Securities Corp., Series
               2005-C3, Class A4
               4.686% due 07/15/37.............................       1,847
     4,000   California Infrastructure & Economic Development
               Bank Pacific Gas and Electric Co., Series
               1997-1, Class A8
               6.48% due 12/26/09..............................       4,183
     3,497   California Infrastructure & Economic Development
               Bank Special Purpose Trust SCE 1, Series 1997-1,
               Class A7
               6.38% due 09/25/08..............................       3,560
     5,040   Capital One Multi-Asset Execution Trust, Series
               2003-B2, Class B3
               3.50% due 02/17/09..............................       5,017
     8,240   Chase Credit Card Master Trust, Series 2001-4,
               Class A
               5.50% due 11/17/08..............................       8,376
    12,560   Citibank Credit Card Issuance Trust, Series
               2003-C4, Class C4
               5.00% due 06/10/15..............................      12,794
     8,050   Citigroup Commercial Mortgage Trust, Series
               2004-C1, Class A3
               5.251% due 04/15/40.............................       8,390
     3,350   Connecticut RRB Special Purposes Trust CL&P,
               Series 2001-1, Class A5
               6.21% due 12/30/11..............................       3,642
     4,408   Conseco Finance Securitizations Corp., Series
               2000-6, Class B2
               5.79% due 05/01/33..............................       4,445

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$    1,753   Countrywide Asset-Backed Certificates, Series
               2005-1, Class MF1
               5.456% due 05/25/35.............................  $    1,785
    10,000   Fleet Credit Card Master Trust II, Series 2000-C,
               Class A
               7.02% due 02/15/08..............................      10,045
    15,300   GE Capital Commercial Mortgage Corp., Series
               2003-C1, Class A3
               4.371% due 01/10/38.............................      15,295
    15,000   GE Capital Commercial Mortgage Corp., Series
               2004-C2, Class A2
               4.119% due 01/10/11.............................      14,878
    15,300   GE Capital Commercial Mortgage Corp., Series
               2005-C2, Class A2
               4.706% due 05/10/43.............................      15,536
     9,655   GS Mortgage Securities Corp. II, Series 2004-GG2,
               Class A3
               4.602% due 08/01/38.............................       9,770
    18,290   GS Mortgage Securities Corp. II, Series 2005-GG4,
               Class B
               4.841% due 07/10/39.............................      18,402
     2,254   Green Tree Financial Corp., Series 1997-2, Class
               A6
               7.24% due 06/15/28..............................       2,420
     1,812   Green Tree Financial Corp., Series 1998-6, Class
               A6
               6.27% due 07/01/21..............................       1,835
     7,880   Harley-Davidson Motorcycle Trust, Series 2003-2,
               Class A2
               2.07% due 02/15/11..............................       7,692
     5,500   Herd Trust, Series 2005-1 @
               7.00% due 09/27/34..............................       5,500
       329   Home Equity Asset Trust, Series 2003-7N, Class A @
               5.25% due 04/27/34..............................         328
        --   Illinois Power Special Purpose Trust, Series
               1998-1, Class A5 @@
               5.38% due 06/25/07..............................          --
    10,000   JP Morgan Chase Commercial Mortgage Securities
               Corp., Series 2005-LDP1, Class A3
               4.865% due 03/15/46.............................      10,243
    11,736   JP Morgan Chase Commercial Mortgage Securities
               Corp., Series 2005-LDP2, Class C
               4.911% due 07/15/42.............................      11,853
     6,546   JP Morgan Chase Commercial Mortgage Securities
               Corp., Series 2005-LD2, Class D
               4.941% due 07/15/42.............................       6,611
     8,593   LB-UBS Commercial Mortgage Trust, Series 2003-C1,
               Class A1
               2.72% due 03/15/27..............................       8,391
     9,685   LB-UBS Commercial Mortgage Trust, Series 2003-C7,
               Class A1
               3.334% due 09/15/27.............................       9,513

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)
$   17,000   LB-UBS Commercial Mortgage Trust, Series 2004-C8,
               Class A6
               4.799% due 12/15/29.............................  $   17,317
     4,842   Long Beach Asset Holding Corp., Series 2005-1,
               Class N1 @
               4.115% due 02/25/35.............................       4,840
     1,834   Merrill Lynch Mortgage Trust, Series 2005-MCP1,
               Class A2
               4.556% due 05/12/43.............................       1,853
     1,834   Merrill Lynch Mortgage Trust, Series 2005-MCP1,
               Class A4
               4.747% due 05/12/43.............................       1,859
     4,010   Morgan Stanley Auto Loan Trust, Series 2004-HB2,
               Class E @
               5.00% due 03/15/12..............................       3,976
     6,835   Morgan Stanley Capital I, Series 1997-RR, Class
               D @
               7.577% due 04/30/39.............................       7,264
       385   Morgan Stanley Capital I,
               Series 1999-WF1, Class A1
               5.91% due 04/15/08..............................         388
     1,671   Morgan Stanley Dean Witter Capital I, Series
               2001-IQA, Class A1
               4.57% due 12/18/32..............................       1,671
     7,100   Navistar Financial Corp. Owner Trust, Series
               2004-B, Class A4
               3.53% due 10/15/12..............................       6,978
     4,740   PG&E Energy Recovery Funding LLC, Series 2005-1,
               Class A2
               3.87% due 06/25/11..............................       4,737
     4,522   Park Place Securities, Inc.,
               Series 2004-WCW1, Class A2
               3.694% due 09/25/34.............................       4,543
     8,350   Peco Energy Transition Trust,
               Series 1999-A, Class A7
               6.13% due 03/01/09..............................       8,774
     3,775   Popular ABS Mortgage Pass-Through Trust, Series
               2004-5, Class AF6
               4.747% due 12/25/34.............................       3,756
     3,180   Popular ABS Mortgage Pass-Through Trust, Series
               2005-2, Class M1
               5.417% due 04/25/35.............................       3,224
     6,625   Providian Gateway Master Trust, Series 2004-DA,
               Class A @
               3.35% due 09/15/11..............................       6,509
     8,150   Providian Gateway Master Trust, Series 2004-FA,
               Class B @
               3.80% due 11/15/11..............................       8,109
     4,670   Renaissance Home Equity Loan Trust, Series 2005-1,
               Class M1
               5.357% due 05/25/35.............................       4,715
    11,410   Residential Asset Mortgage Prodcuts, Inc., Series
               2004-RS9, Class AII2
               3.654% due 05/25/35.............................      11,468

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$    3,250   Residential Asset Mortgage Products, Inc., Series
               2004-RS8, Class A16
               4.98% due 08/25/34..............................  $    3,313
     1,217   Soundview Home Equity Loan Trust, Series 2000-1,
               Class M1
               8.64% due 05/25/30..............................       1,233
    17,335   Standard Credit Card Master Trust, Series 1995-9,
               Class A
               6.55% due 10/07/07..............................      17,466
     5,681   Structured Asset Securities, Corp. Series
               2005-RMS1, Class A1
               3.18% due 02/25/35..............................       5,681
     8,050   Wachovia Bank Commercial Mortgage Trust, Series
               2004-C11, Class A3
               4.719% due 01/15/41.............................       8,162
    17,990   Wachovia Bank Commercial Mortgage Trust, Series
               2005-C18, Series A3
               4.79% due 04/15/42..............................      18,319
     1,835   Wachovia Bank Commercial Mortgage Trust, Series
               2005-C19, Class A2
               4.515% due 05/15/44.............................       1,847
     1,828   Wachovia Bank Commercial Mortgage Trust, Series
               2005-C19, Class A6
               4.698% due 05/15/44.............................       1,846
                                                                 ----------
                                                                    386,847
                                                                 ----------
             Total collateralized mortgage obligations (cost
               $388,191).......................................  $  386,847
                                                                 ----------
CONVERTIBLE BONDS -- 0.7%
             ENERGY & SERVICES -- 0.5%
$    6,600   Schlumberger Ltd. +
               2.125% due 06/01/23.............................  $    7,409
    10,980   Transocean, Inc.
               1.46% due 05/15/21..............................      11,049
                                                                 ----------
                                                                     18,458
                                                                 ----------
             UTILITIES -- 0.2%
     5,685   Empresa Nacional de Electricidad S.A. +
               8.625% due 08/01/15.............................       6,794
                                                                 ----------
             Total convertible bonds
               (cost $24,770)..................................  $   25,252
                                                                 ----------
  SHARES
----------
CONVERTIBLE PREFERRED STOCKS -- 0.8%
             BANKS -- 0.3%
       384   HSBC USA, Inc. *..................................  $    9,531
             FINANCIAL SERVICES -- 0.2%
       367   Goldman Sachs Group, Inc. *.......................       9,146
             INSURANCE -- 0.3%
       514   Metlife, Inc. *...................................      12,943
                                                                 ----------
             Total convertible preferred stocks
               (cost $31,625)..................................  $   31,620
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT I
----------
CORPORATE NOTES: INVESTMENT GRADE -- 33.2%
             AEROSPACE & DEFENSE -- 0.3%
$    4,457   Raytheon Co.
               4.50% due 11/15/07..............................  $    4,469
     3,825   Raytheon Co.
               6.55% due 03/15/10..............................       4,142
     3,655   Raytheon Co.
               8.30% due 03/01/10..............................       4,236
                                                                 ----------
                                                                     12,847
                                                                 ----------
             APPAREL & TEXTILE -- 0.0%
     1,600   Nine West Group, Inc.
               8.375% due 08/15/05.............................       1,606
                                                                 ----------
             BANKS -- 3.9%
     4,980   Abbey National PLC
               6.69% due 10/17/05..............................       5,022
     4,460   Abbey National PLC
               6.70% due 06/29/49..............................       4,719
       100   Abbey National PLC
               7.35% due 10/29/49..............................         104
     8,330   American General Finance Corp.
               3.875% due 10/01/09.............................       8,136
        75   American Savings Bank @
               6.625% due 02/15/06.............................          76
        50   Associates Corp. of North America
               8.15% due 08/01/09..............................          57
       125   Bank United Corp.
               8.00% due 03/15/09..............................         140
       200   Bank of New York Institutional Capital Trust A @
               7.78% due 12/01/26..............................         215
       150   Bankboston Capital Trust
               3.97% due 06/08/28..............................         145
       200   Barclays Bank PLC @
               8.55% due 09/29/49..............................         241
       175   Barnett Capital I
               8.06% due 12/01/26..............................         189
     6,500   CIT Group, Inc. +
               4.00% due 05/08/08..............................       6,453
     5,740   CIT Group, Inc.
               4.125% due 11/03/09.............................       5,676
        50   CIT Group, Inc. +
               7.625% due 08/16/05.............................          50
     8,010   Capital One Bank
               6.50% due 06/13/13..............................       8,813
       350   Capital One Financial Corp.
               7.25% due 05/01/06..............................         359
       250   Centura Capital Trust I  @##
               8.845% due 06/01/27.............................         279
       105   First Empire Capital Trust I
               8.234% due 02/01/27.............................         113
     2,490   Ford Motor Credit Co. +
               5.70% due 01/15/10..............................       2,297
    11,775   Ford Motor Credit Co. +
               7.00% due 10/01/13..............................      11,298
     7,000   Ford Motor Credit Co.
               7.375% due 02/01/11.............................       6,819

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             BANKS -- (CONTINUED)
$      160   General Electric Capital Corp.
               5.875% due 02/15/12.............................  $      173
       100   General Electric Capital Corp.
               6.00% due 06/15/12..............................         109
       100   Golden State Bankcorp, Inc.
               10.00% due 10/01/06.............................         107
        75   HSBC Capital Funding LP @
               4.61% due 12/29/49..............................          73
 EUR   150   Landesbank Baden-Wuerttemberg Girozentrale
               3.25% due 05/08/08..............................         186
    12,375   Manufacturers & Traders Trust Co.
               3.085% due 06/20/06.............................      12,379
     9,500   Morgan (J.P.) Chase & Co. +
               5.125% due 09/15/14.............................       9,718
     8,450   Morgan (J.P.) Chase & Co.
               5.25% due 05/01/15..............................       8,732
     7,550   Morgan (J.P.) Chase & Co. +
               7.875% due 06/15/10.............................       8,704
       130   NBD Bank N.A.
               8.25% due 11/01/24..............................         178
     6,391   National Rural Utilities Cooperative Finance Corp.
               3.00% due 02/15/06..............................       6,362
       100   National Westminister Bank PLC
               3.313% due 08/01/49.............................          90
       150   PNC Capital Trust
               3.90% due 06/01/28..............................         141
     4,200   PNC Funding Corp.
               7.50% due 11/01/09..............................       4,712
        75   RBS Capital Trust I
               4.709% due 12/31/49.............................          74
     8,300   Rabobank Capital Funding Trust @
               5.254% due 12/31/49.............................       8,514
    16,445   Residential Capital Corp. @
               6.375% due 06/30/10.............................      16,524
       120   Spintab AB @
               7.50% due 08/14/49..............................         124
     3,995   SunTrust Banks, Inc.
               6.00% due 02/15/26..............................       4,494
       300   UBS Preferred Funding Trust I
               8.622% due 12/29/49.............................         356
     3,780   Wachovia Corp.
               7.55% due 08/18/05..............................       3,798
        75   Washington Mutual, Inc.
               8.25% due 04/01/10..............................          86
                                                                 ----------
                                                                    146,835
                                                                 ----------
             CHEMICALS -- 0.5%
     2,976   Dow Chemical Co. (The)
               7.00% due 08/15/05..............................       2,987
     7,800   ICI Wilmington, Inc.
               4.375% due 12/01/08.............................       7,741
     6,750   Lubrizol Corp.
               5.50% due 10/01/14..............................       6,961
                                                                 ----------
                                                                     17,689
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             COMMUNICATIONS -- 1.7%
$   12,600   AT&T Wireless Services, Inc.
               8.75% due 03/01/31..............................  $   17,661
     3,125   BellSouth Corp.
               6.00% due 11/15/34..............................       3,323
        75   British Telecommunications PLC
               7.875% due 12/15/05.............................          76
       175   Comsat Corp.
               8.66% due 11/30/06..............................         185
     5,690   Deutsche Telekom International Finance BV +
               8.50% due 06/15/10..............................       6,594
       150   GTE Corp. +
               6.94% due 04/15/28..............................         173
       165   GTE Corp.
               8.75% due 11/01/21..............................         217
     6,775   Motorola, Inc. +
               8.00% due 11/01/11..............................       7,987
     9,400   SBC Communications, Inc. +
               6.15% due 09/15/34..............................      10,182
     5,955   TELUS Corp.
               8.00% due 06/01/11..............................       6,964
       350   Telecorp PCS, Inc.
               10.625% due 07/15/10............................         370
     4,990   Telefonica Europe BV
               7.35% due 09/15/05..............................       5,023
     1,960   Verizon Global Funding Corp. +
               7.75% due 12/01/30..............................       2,531
     1,500   Verizon Maryland, Inc.
               8.30% due 08/01/31..............................       1,959
       125   Verizon Virginia, Inc.
               4.625% due 03/15/13.............................         123
                                                                 ----------
                                                                     63,368
                                                                 ----------
             CONSTRUCTION -- 0.5%
       125   MDC Holdings, Inc.
               5.50% due 05/15/13..............................         128
    17,470   Pulte Homes, Inc. +
               6.00% due 02/15/35..............................      16,997
                                                                 ----------
                                                                     17,125
                                                                 ----------
             CONSUMER DURABLES -- 0.2%
     3,570   Masco Corp.
               4.80% due 06/15/15..............................       3,548
     3,210   Masco Corp.
               7.125% due 08/15/13.............................       3,717
                                                                 ----------
                                                                      7,265
                                                                 ----------
             CONSUMER NON-DURABLES -- 0.0%
       135   Tyco International Group S.A.
               6.75% due 02/15/11..............................         150
                                                                 ----------
             CONSUMER SERVICES -- 0.3%
     9,210   PHH Corp.
               7.125% due 03/01/13.............................      10,216
                                                                 ----------
             DRUGS -- 0.2%
     7,425   Pharmacia Corp.
               6.60% due 12/01/28..............................       9,053
                                                                 ----------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             ELECTRICAL EQUIPMENT -- 0.2%
$    6,000   Rockwell Automation, Inc.
               6.70% due 01/15/28..............................  $    7,397
                                                                 ----------
             ELECTRONICS -- 0.0%
        50   GE Global Insurance Holding Corp.
               7.00% due 02/15/26..............................          54
       100   GE Global Insurance Holding Corp.
               7.50% due 06/15/10..............................         111
                                                                 ----------
                                                                        165
                                                                 ----------
             ENERGY & SERVICES -- 2.2%
     5,370   Army Hawaii Family Housing Trust Certificates @
               5.524% due 06/15/50.............................       5,776
     3,470   EnCana Corp.
               6.30% due 11/01/11..............................       3,783
     6,935   Enterprise Products Operating LP
               4.625% due 10/15/09.............................       6,904
     4,200   Ferrellgas LP o
               6.99% due 08/01/05..............................       4,206
       150   Husky Oil Co.
               7.125% due 11/15/06.............................         156
     5,000   Lasmo USA, Inc.
               7.50% due 06/30/06..............................       5,172
     8,700   Mizuho Financial Group Cayman Ltd. @
               5.79% due 04/15/14..............................       9,151
     6,800   Occidental Petroleum Corp.
               7.375% due 11/15/08.............................       7,480
     4,890   Panhandle Eastern Pipeline
               2.75% due 03/15/07..............................       4,762
     1,060   Pemex Project Funding Master Trust @
               5.75% due 12/15/15..............................       1,055
     8,770   Pioneer Natural Resources Co. +
               5.875% due 07/15/16.............................       8,844
     6,475   Repsol International Finance BV
               7.45% due 07/15/05..............................       6,486
     2,500   Union Oil Co. of California
               9.375% due 02/15/11.............................       3,010
     3,635   Valero Energy Corp.
               7.50% due 04/15/32..............................       4,487
     2,160   Valero Energy Corp.
               8.75% due 06/15/30..............................       2,934
     3,120   XTO Energy, Inc.
               5.00% due 01/31/15..............................       3,113
     3,435   XTO Energy, Inc.
               5.30% due 06/30/15..............................       3,501
                                                                 ----------
                                                                     80,820
                                                                 ----------
             FINANCIAL SERVICES -- 3.0%
    18,030   Amvescap PLC
               4.50% due 12/15/09..............................      18,094
     9,035   AvalonBay Communities, Inc.
               8.25% due 07/15/08..............................      10,027
     9,930   Block Financial Corp.
               5.125% due 10/30/14.............................       9,875
     5,800   Camden Property Trust
               4.375% due 01/15/10.............................       5,722
    10,700   Corporate Property Investors @
               7.875% due 03/15/16.............................      12,829

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)
$    6,300   Credit Suisse First Boston USA, Inc.
               6.50% due 01/15/12..............................  $    7,002
       175   Cullen/Frost Capital Trust I
               2.86% due 03/01/34..............................         180
     3,800   Duke Realty LP
               5.25% due 01/15/10..............................       3,908
     3,500   ERAC USA Finance Co. @
               5.60% due 05/01/15..............................       3,617
     8,170   ERP Operating LP
               6.584% due 04/13/15.............................       9,144
        50   Goldman Sachs Group LP @
               7.25% due 10/01/05..............................          50
    16,705   Goldman Sachs Group, Inc.
               5.25% due 04/01/13..............................      17,272
        80   Lloyds TSB Bank PLC
               3.875% due 06/29/49.............................          71
     6,575   Merrill Lynch & Co., Inc. +
               4.125% due 09/10/09.............................       6,547
     7,380   Morgan Stanley Dean Witter & Co.
               4.75% due 04/01/14..............................       7,271
       200   Prudential Holdings LLC @
               7.245% due 12/18/23.............................         248
        96   Regional Diversified Funding @
               9.25% due 03/15/30..............................         118
       100   Southern Investments UK PLC
               6.80% due 12/01/06..............................         103
        40   Spieker Properties, Inc.
               8.00% due 07/19/05..............................          40
       200   Yorkshire Power Finance Ltd.
               6.496% due 02/15/08.............................         208
                                                                 ----------
                                                                    112,326
                                                                 ----------
             FOOD, BEVERAGE & TOBACCO -- 1.0%
        45   Altria Group, Inc.
               6.375% due 02/01/06.............................          46
        90   Altria Group, Inc. +
               7.00% due 11/04/13..............................         101
    16,700   Cadbury Schweppes Finance PLC
               5.00% due 06/26/07..............................      16,948
     3,945   ConAgra Foods, Inc.
               7.125% due 10/01/26.............................       4,773
     4,150   Foster's Finance Corp. @
               4.875% due 10/01/14.............................       4,112
    12,100   General Mills, Inc.
               2.625% due 10/24/06.............................      11,855
                                                                 ----------
                                                                     37,835
                                                                 ----------
             FOREIGN GOVERNMENTS -- 6.2%
EUR 58,270   Bundesobligation
               3.50% due 10/10/08..............................      73,352
 CAD   200   Canadian Government Bond
               7.25% due 06/01/07..............................         176
 CAD   200   Canadian Government Bond
               9.00% due 03/01/11..............................         210
 EUR   250   Deutsche Bundesrepublik
               4.50% due 07/04/09..............................         327

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             FOREIGN GOVERNMENTS -- (CONTINUED)
EUR 86,505   France Government Bond OAT
               3.50% due 04/25/15..............................  $  107,798
EUR 24,455   France Government Bond OAT
               4.75% due 04/25/35..............................      35,205
 EUR   200   French Treasury Note
               3.50% due 01/12/08..............................         250
 EUR     1   French Treasury Note
               5.00% due 07/12/05..............................           1
 AUD   300   Italy Government International Bond
               5.875% due 08/14/08.............................         231
     4,600   Mexico Government International Bond
               4.625% due 10/08/08.............................       4,630
     3,200   Mexico Government International Bond
               5.875% due 01/15/14.............................       3,339
       200   Mexico Government International Bond
               7.50% due 04/08/33..............................         230
     5,285   Mexico Government International Bond
               8.125% due 12/30/19.............................       6,487
        70   United Mexican States
               9.875% due 01/15/07.............................          76
                                                                 ----------
                                                                    232,312
                                                                 ----------
             FOREST & PAPER PRODUCTS -- 0.5%
     5,050   Carter Holt Harvey Ltd.
               9.50% due 12/01/24..............................       7,009
    11,520   Weyerhaeuser Co.
               6.75% due 03/15/12..............................      12,675
                                                                 ----------
                                                                     19,684
                                                                 ----------
             HEALTH SERVICES -- 0.2%
       100   ING Capital Funding Trust III
               8.439% due 12/31/49.............................         118
     2,484   Manor Care, Inc.
               6.25% due 05/01/13..............................       2,658
     3,974   Manor Care, Inc.
               7.50% due 06/15/06..............................       4,077
                                                                 ----------
                                                                      6,853
                                                                 ----------
             HOTELS & GAMING -- 0.2%
     5,820   Marriott International, Inc. +
               7.875% due 09/15/09.............................       6,568
                                                                 ----------
             INSURANCE -- 1.9%
       700   Aetna, Inc.
               7.375% due 03/01/06.............................         715
     6,350   Aetna, Inc.
               7.875% due 03/01/11.............................       7,412
     4,700   Anthem, Inc.
               6.80% due 08/01/12..............................       5,303
        75   First American Capital Trust I ##
               8.50% due 04/15/12..............................          86
     5,400   Humana, Inc.
               7.25% due 08/01/06..............................       5,548
     7,400   International Lease Finance Corp.
               5.00% due 04/15/10..............................       7,546
    16,270   Metlife, Inc.
               5.70% due 06/15/35..............................      16,772
     4,798   Prudential Insurance Co. of America @
               6.375% due 07/26/06.............................       4,909

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             INSURANCE -- (CONTINUED)
$      550   Reliastar Financial Corp.
               8.00% due 10/30/06..............................  $      576
     6,800   St. Paul Travelers Cos., Inc. (The)
               8.125% due 04/15/10.............................       7,853
        35   Torchmark Corp.
               7.875% due 05/15/23.............................          45
     2,882   Travelers Property Casualty Corp.
               5.00% due 03/15/13..............................       2,917
        50   URC Holdings Corp. @ ##
               7.875% due 06/30/06.............................          51
     5,865   UnitedHealth Group, Inc.
               4.125% due 08/15/09.............................       5,837
     5,815   WellPoint Health Networks, Inc.
               6.375% due 06/15/06.............................       5,940
                                                                 ----------
                                                                     71,510
                                                                 ----------
             MACHINERY -- 0.2%
     5,550   Fondo LatinoAmericano De Reservas @
               3.00% due 08/01/06..............................       5,501
                                                                 ----------
             MEDIA & ENTERTAINMENT -- 1.8%
     7,300   British Sky Broadcasting PLC
               7.30% due 10/15/06..............................       7,583
    22,725   COX Communications, Inc.
               5.50% due 10/01/15..............................      23,186
       500   Comcast Cable Communications
               8.50% due 05/01/27..............................         670
     1,100   Comcast MO of Delaware, Inc.
               9.50% due 08/01/13..............................       1,157
    10,325   Harrah's Operating Co., Inc.
               5.50% due 07/01/10..............................      10,656
     3,625   News America Holdings, Inc.
               7.70% due 10/30/25..............................       4,388
     4,025   TCI Communications, Inc.
               8.75% due 08/01/15..............................       5,163
     7,975   Tele-Communications-TCI Group, Inc.
               7.875% due 08/01/13.............................       9,492
     5,775   Walt Disney Co. (The) +
               6.375% due 03/01/12.............................       6,386
                                                                 ----------
                                                                     68,681
                                                                 ----------
             METALS, MINERALS & MINING -- 0.9%
    12,140   Falconbridge Ltd.
               7.25% due 07/15/12..............................      13,593
     7,200   Inco Ltd.
               7.75% due 05/15/12..............................       8,385
     7,300   Placer Dome, Inc.
               7.125% due 06/15/07.............................       7,664
     5,125   Vale Overseas Ltd.
               8.25% due 01/17/34..............................       5,638
                                                                 ----------
                                                                     35,280
                                                                 ----------
             REAL ESTATE -- 0.0%
        75   EOP Operating LP
               8.375% due 03/15/06.............................          77
                                                                 ----------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             RETAIL -- 0.4%
$    8,400   Aramark Services, Inc.
               7.10% due 12/01/06..............................  $    8,700
        80   McDonald's Corp.
               7.05% due 11/15/25..............................          83
     4,965   Staples, Inc.
               7.125% due 08/15/07.............................       5,261
                                                                 ----------
                                                                     14,044
                                                                 ----------
             SOFTWARE & SERVICES -- 0.3%
     9,610   Affiliated Computer Services, Inc. +
               5.20% due 06/01/15..............................       9,580
     3,000   Fiserv, Inc.
               3.00% due 06/27/08..............................       2,878
                                                                 ----------
                                                                     12,458
                                                                 ----------
             TRANSPORTATION -- 1.1%
     4,819   American Airlines, Inc.
               6.978% due 04/01/11.............................       4,978
    10,625   DaimlerChrysler NA Holding Corp
               4.875% due 06/15/10.............................      10,576
     3,800   FedEx Corp.
               3.50% due 04/01/09..............................       3,704
    10,090   General Motors Acceptance Corp.
               8.12% due 06/15/15..............................       4,567
     4,930   General Motors Acceptance Corp.
               8.52% due 12/01/12..............................       2,654
     7,895   Ryder System, Inc.
               5.00% due 06/15/12..............................       7,901
     6,773   Textron Financial Corp.
               5.875% due 06/01/07.............................       6,990
                                                                 ----------
                                                                     41,370
                                                                 ----------
             UTILITIES -- 5.5%
        50   AmerenEnergy Generating Co.
               7.75% due 11/01/05..............................          51
     2,940   Buckeye Partners LP
               5.30% due 10/15/14..............................       2,994
     8,530   Carolina Power & Light Co.
               5.125% due 09/15/13.............................       8,806
     6,080   Carolina Power & Light Co.
               6.125% due 09/15/33.............................       6,859
     1,750   Centerior Energy Corp.
               7.13% due 07/01/07..............................       1,843
     9,960   Commonwealth Edison Co. +
               4.70% due 04/15/15..............................      10,003
       125   Consolidated Edison Co. of New York
               7.75% due 06/01/26..............................         132
     8,225   Consolidated Natural Gas Co.
               5.375% due 11/01/06.............................       8,351
     4,000   Consumers Energy Co.
               5.15% due 02/15/17..............................       4,037
     5,190   Consumers Energy Co.
               5.375% due 04/15/13.............................       5,383
     3,875   Detroit Edison Co. (The)
               6.125% due 10/01/10.............................       4,182
        80   Dominion Resources, Inc.
               5.25% due 08/01/33..............................          82

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             UTILITIES -- (CONTINUED)
$    6,080   Duke Energy Corp.
               3.75% due 03/05/08..............................  $    6,004
     8,600   FPL Group Capital, Inc.
               3.25% due 04/11/06..............................       8,557
     6,720   FirstEnergy Corp.
               6.45% due 11/15/11..............................       7,342
     7,600   Florida Power & Light Co.
               5.65% due 02/01/35..............................       8,310
    10,870   France Telecom S.A.
               8.75% due 03/01/31..............................      15,155
     1,475   Kansas Gas & Electric Co.
               6.20% due 01/15/06..............................       1,492
        91   Kern River Funding Corp. @
               4.893% due 04/30/18.............................          93
    15,960   Kinder Morgan Energy Partners LP
               5.80% due 03/15/35..............................      16,071
       150   Kinder Morgan, Inc.
               6.80% due 03/01/08..............................         158
    11,190   Monongahela Power Co.
               6.70% due 06/15/14..............................      12,743
       150   New England Telephone & Tele Co.
               7.65% due 06/15/07..............................         158
       113   Niagara Mohawk Power Corp.
               7.625% due 10/01/05.............................         114
     5,000   Northern States Power Co.
               2.875% due 08/01/06.............................       4,941
     7,750   Northern States Power Co.
               8.00% due 08/28/12..............................       9,422
     7,300   Pacificorp
               5.45% due 09/15/13..............................       7,722
     3,100   Pacificorp
               6.12% due 01/15/06..............................       3,137
     1,960   Potomac Edison Co. @
               5.35% due 11/15/14..............................       2,041
     4,850   Public Service Co. of Colorado
               4.875% due 03/01/13.............................       4,953
     8,840   Public Service Electric & Gas
               5.25% due 07/01/35..............................       8,921
     3,972   Ras Laffan Liquefied Natural Gas Co., Ltd. @
               3.437% due 09/15/09.............................       3,899
     8,310   TXU Energy Co., LLC
               7.00% due 03/15/13..............................       9,268
     4,150   Texas-New Mexico Power Co.
               6.125% due 06/01/08.............................       4,231
     7,165   Waste Management, Inc.
               7.00% due 10/15/06..............................       7,406
       150   Waste Management, Inc. +
               7.375% due 08/01/10.............................         168

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             UTILITIES -- (CONTINUED)
$    1,400   Westar Energy, Inc.
               5.15% due 01/01/17..............................  $    1,425
     3,425   Westar Energy, Inc.
               7.875% due 05/01/07.............................       3,645
                                                                 ----------
                                                                    200,099
                                                                 ----------
             Total corporate notes: investment grade (cost
               $1,218,634).....................................  $1,239,134
                                                                 ----------
PRINCIPAL
  AMOUNT
----------
CORPORATE NOTES: NON-INVESTMENT GRADE -- 5.6%
             CHEMICALS -- 0.0%
$       40   Equister Chemicals LP
               10.125% due 09/01/08............................  $       43
     1,600   Georgia Gulf Corp.
               7.625% due 11/15/05.............................       1,616
                                                                 ----------
                                                                      1,659
                                                                 ----------
             COMMUNICATIONS -- 0.3%
       100   Adelphia Communications Corp. L
               10.875% due 10/01/10............................          87
        45   GTE Hawaiian Telephone Co.
               7.00% due 02/01/06..............................          45
     6,800   Intelsat Ltd.
               6.50% due 11/01/13..............................       5,508
     4,915   L-3 Communications Corp.
               7.625% due 06/15/12.............................       5,234
     2,150   Rogers Cable, Inc.
               6.25% due 06/15/13..............................       2,145
                                                                 ----------
                                                                     13,019
                                                                 ----------
             CONSTRUCTION -- 0.2%
     6,800   Horton (D.R.), Inc. +
               5.625% due 09/15/14.............................       6,790
        75   Horton (D.R.), Inc.
               8.00% due 02/01/09..............................          82
                                                                 ----------
                                                                      6,872
                                                                 ----------
             CONSUMER DURABLES -- 0.0%
        65   Owens-Illinois, Inc. +
               7.50% due 05/15/10..............................          68
                                                                 ----------
             CONSUMER NON-DURABLES -- 0.0%
       490   Xerox Corp.
               9.75% due 01/15/09..............................         557
                                                                 ----------
             ELECTRICAL EQUIPMENT -- 0.2%
     7,550   PerkinElmer, Inc. +
               8.875% due 01/15/13.............................       8,399
                                                                 ----------
             ELECTRONICS -- 0.1%
     4,045   Thomas & Betts Corp.
               7.25% due 06/01/13..............................       4,435
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
CORPORATE NOTES: NON-INVESTMENT GRADE -- (CONTINUED)
             ENERGY & SERVICES -- 0.2%
$    5,925   Amerada Hess Corp. +
               7.30% due 08/15/31..............................  $    7,149
       220   Husky Oil Co.
               8.90% due 08/15/28..............................         243
       200   Newfield Exploration Co.
               7.625% due 03/01/11.............................         219
                                                                 ----------
                                                                      7,611
                                                                 ----------
             FINANCIAL SERVICES -- 0.2%
        75   Host Marriott LP
               9.50% due 01/15/07..............................          80
     7,085   Rouse Co. (The)
               7.20% due 09/15/12..............................       7,635
                                                                 ----------
                                                                      7,715
                                                                 ----------
             FOREST & PAPER PRODUCTS -- 0.7%
     3,470   Abitibi-Consolidated, Inc.
               8.85% due 08/01/30..............................       3,323
     8,340   Domtar, Inc.
               7.875% due 10/15/11.............................       8,819
    12,100   Potlatch Corp.
               12.50% due 12/01/09.............................      15,033
                                                                 ----------
                                                                     27,175
                                                                 ----------
             HEALTH SERVICES -- 0.4%
     4,310   Coventry Health Care, Inc.
               5.875% due 01/15/12.............................       4,385
     6,240   HCA, Inc. +
               6.375% due 01/15/15.............................       6,475
     4,935   HCA, Inc.
               6.95% due 05/01/12..............................       5,244
       250   HCA, Inc.
               7.00% due 07/01/07..............................         260
                                                                 ----------
                                                                     16,364
                                                                 ----------
             INSURANCE -- 0.0%
        75   Americo Life, Inc. @
               7.875% due 05/01/13.............................          80
                                                                 ----------
             MACHINERY -- 0.2%
     5,600   Briggs & Stratton Corp.
               8.875% due 03/15/11.............................       6,398
                                                                 ----------
             MEDIA & ENTERTAINMENT -- 0.3%
     8,180   American Greetings Corp.
               6.10% due 08/01/28..............................       8,436
       100   Comcast Corp.
               10.625% due 07/15/12............................         131
        75   Intrawest Corp.
               7.50% due 10/15/13..............................          77
     3,660   Shaw Communications, Inc.
               8.25% due 04/11/10..............................       4,063
                                                                 ----------
                                                                     12,707
                                                                 ----------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             METALS, MINERALS & MINING -- 0.4%
$   12,210   International Steel Group, Inc. +
               6.50% due 04/15/14..............................  $   11,722
     3,460   Vedanta Resources PLC @
               6.625% due 02/22/10.............................       3,420
                                                                 ----------
                                                                     15,142
                                                                 ----------
             RETAIL -- 0.5%
     6,540   Delhaize America, Inc.
               8.125% due 04/15/11.............................       7,335
     3,740   Penney (J.C.) Co., Inc.
               7.125% due 11/15/23.............................       4,058
     5,185   Penney (J.C.) Co., Inc.
               7.65% due 08/15/16..............................       5,872
                                                                 ----------
                                                                     17,265
                                                                 ----------
             SOFTWARE & SERVICES -- 0.2%
     6,860   Computer Associates International, Inc. @
               5.625% due 12/01/14.............................       6,957
                                                                 ----------
             TRANSPORTATION -- 0.7%
    12,155   Bombardier, Inc. @
               6.30% due 05/01/14..............................      11,000
       325   Roadway Corp.
               8.25% due 12/01/08..............................         357
    10,835   Royal Caribbean Cruises Ltd.
               6.875% due 12/01/13.............................      11,539
                                                                 ----------
                                                                     22,896
                                                                 ----------
             UTILITIES -- 1.0%
       175   CenterPoint Energy Resources Corp.
               6.50% due 02/01/08..............................         184
     6,110   CenterPoint Energy Resources Corp.
               7.875% due 04/01/13.............................       7,258
        50   Centerpoint Energy, Inc.
               5.875% due 06/01/08.............................          52
     7,475   Centerpoint Energy, Inc.
               6.85% due 06/01/15..............................       8,362
        30   Dynegy Holdings, Inc. @
               10.125% due 07/15/13............................          34
     7,300   El Paso CGP Co.
               6.50% due 06/01/08..............................       7,247
     4,150   Northwestern Corp. @
               7.30% due 12/01/06..............................       4,285
     5,095   Sierra Pacific Power Co. +
               8.00% due 06/01/08..............................       5,439
       500   Tennessee Gas Pipeline Co.
               7.50% due 04/01/17..............................         554
                                                                 ----------
                                                                     33,415
                                                                 ----------
             Total corporate notes: non-investment grade (cost
               $206,385).......................................  $  208,734
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
INTEREST ONLY -- 2.0%
             FINANCIAL SERVICES -- 2.0%
$   32,877   Banc of America Commercial Mortgage, Inc., Series
               2003-1, Class XP2 IO @
               10.25% due 09/11/36.............................  $    4,723
   286,066   Banc of America Commercial Mortgage, Inc., Series
               2004-6, Class XP IO
               4.42% due 12/10/42..............................       7,520
   147,484   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2004-PWR3, Class X1 @
               6.08% due 02/11/41..............................       3,560
    85,125   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2004-PWR5, Class X2
               4.48% due 07/11/42..............................       3,508
    67,095   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2005-PWR6, Class X2
               4.44% due 11/11/41..............................       2,314
   252,046   CS First Boston Mortgage Securities Corp., Series
               2003, Class C3 @
               4.30% due 07/15/37..............................       8,795
    74,619   GMAC Commercial Mortgage Securities, Inc., Series
               2004-C3, Class X2
               4.41% due 12/10/41..............................       2,283
   183,000   GS Mortgage Securities Corp. II, Series 2004-GG2,
               Class XP
               4.38% due 08/01/38..............................       2,768
   717,600   JP Morgan Chase Commercial Mortgage Securities
               Corp., Series 2005-CB11, Class X2 IO
               4.39% due 08/12/37..............................       4,149
    72,059   Merrill Lynch Mortgage Trust, Series 2004-BPCI @
               4.43% due 09/12/41..............................       2,997
   259,801   Merrill Lynch Mortgage Trust, Series 2005-MCP1,
               Class XP
               4.56% due 05/12/43..............................       8,774
    66,249   Morgan (J.P.) Chase Commercial Mortgage Securities
               Corp., Series 2004-C1, Class X2 @
               4.36% due 01/15/38..............................       2,772
   335,774   Morgan (J.P.) Chase Commercial Mortgage Securities
               Corp., Series 2004-C3, Class X2
               4.41% due 01/15/42..............................       7,166
    73,119   Morgan Stanley Dean Witter Capital I, Series
               2002-NC3, Class P * B##@@
               0.00% due 08/25/32..............................          --
    72,973   Morgan Stanley Dean Witter Capital I, Series
               2002-NC3, Class X o##
               8.05% due 08/25/32..............................       3,495

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$   64,990   Wachovia Bank Commercial Mortgage Trust, Series
               2004-C10, Class XP @
               4.37% due 02/15/41..............................  $    2,534
   258,233   Wachovia Bank Commercial Mortgage Trust, Series
               2005-C19, Class XP @
               4.47% due 05/15/44..............................       8,766
                                                                 ----------
                                                                     76,124
                                                                 ----------
             Total interest only
               (cost $76,621)..................................  $   76,124
                                                                 ----------
MUNICIPAL BONDS -- 0.6%
             FINANCIAL SERVICES -- 0.6%
$      275   Industry California Urban Development Agency
               6.10% due 05/01/24..............................  $      289
     7,325   Oregon School Board Association
               4.759% due 06/30/28.............................       7,342
    15,200   State of Illinois
               5.10% due 06/01/33..............................      15,848
                                                                 ----------
                                                                     23,479
                                                                 ----------
             Total municipal bonds
               (cost $22,807)..................................  $   23,479
                                                                 ----------
U.S. GOVERNMENT AGENCIES -- 26.7%
             FEDERAL FARM CREDIT BANK -- 0.1%
$    2,350   4.491% due 12/15/09...............................  $    2,426
                                                                 ----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.0%
    21,000   4.10% due 01/28/14................................      20,947
    20,050   5.046% due 06/01/35...............................      20,288
    94,924   5.50% due 10/01/18 -- 05/01/34....................      96,253
   118,900   6.00% due 04/01/17 -- 03/01/35....................     122,008
        15   6.50% due 07/01/16 -- 08/01/32....................          16
        26   7.50% due 09/01/29 -- 11/01/31....................          27
                                                                 ----------
                                                                    259,539
                                                                 ----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.5%
       250   4.29% due 02/17/09................................         248
    55,775   4.50% due 07/01/33................................      54,537
     5,703   4.714% due 06/01/34...............................       5,714
     6,512   4.734% due 03/01/35...............................       6,562
     4,500   4.746% due 05/01/35...............................       4,625
    11,385   4.808% due 04/01/35...............................      11,477
     8,572   4.89% due 04/01/35................................       8,652
     5,650   4.927% due 07/01/35...............................       5,698
    13,719   4.958% due 07/01/35...............................      13,887
   136,432   5.00% due 02/01/18 -- 12/01/34 ###................     137,568
   172,004   5.50% due 12/01/13 -- 01/01/34 ###................     174,882
    56,419   6.00% due 07/01/12 -- 10/01/34....................      57,962
    16,638   6.50% due 11/01/14 -- 11/01/34....................      17,239
        66   7.00% due 02/01/16 -- 09/01/32....................          69
     2,421   7.50% due 11/01/15 -- 05/01/32....................       2,587
         9   8.00% due 04/01/32................................          10
                                                                 ----------
                                                                    501,717
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.9%
$   78,914   5.00% due 05/15/33 -- 06/15/34 ###................  $   79,545
    62,045   5.50% due 03/15/33 -- 02/15/35....................      63,375
    35,792   6.00% due 12/15/31 -- 09/15/34....................      36,926
    37,302   6.50% due 02/15/28 -- 09/15/32....................      39,005
       175   7.00% due 06/20/30 -- 08/15/31....................         185
         1   7.50% due 01/15/32................................           1
        22   8.50% due 11/15/24................................          24
                                                                 ----------
                                                                    219,061
                                                                 ----------
             TENNESSEE VALLEY AUTHORITY -- 0.2%
    46,200   7.11% due 11/01/25................................      11,166
                                                                 ----------
             Total U.S. government agencies
               (cost $991,276).................................  $  993,909
                                                                 ----------
U.S. GOVERNMENT SECURITIES -- 7.3%
             U.S. INFLATION -- INDEXED SECURITIES -- 0.9%
$    9,588   1.625% due 01/15/15 +.............................  $    9,553
    23,187   2.375% due 01/15/25 +.............................      25,382
                                                                 ----------
                                                                     34,935
                                                                 ----------
             U.S. TREASURY BONDS -- 1.0%
    13,160   4.125% due 05/15/15 +.............................      13,352
    20,655   5.375% due 02/15/31 +.............................      24,373
                                                                 ----------
                                                                     37,725
                                                                 ----------
             U.S. TREASURY NOTES -- 5.4%
    62,040   3.625% due 06/15/10 +.............................      61,769
    33,695   3.75% due 05/15/08................................      33,769
    88,867   4.00% due 03/15/10 -- 02/15/15 +..................      89,624
    14,375   4.25% due 08/15/14 +..............................      14,719
                                                                 ----------
                                                                    199,881
                                                                 ----------
             Total U.S. government securities
               (cost $271,681).................................  $  272,541
                                                                 ----------
  SHARES
----------
WARRANTS -- 0.0%
             COMMUNICATIONS -- 0.0%
         1   Iridium World Communications, Inc. * ## @@........  $       --
             UTILITIES -- 0.0%
        --   Ntelos, Inc. * ## @@..............................          --
                                                                 ----------
             Total warrants
               (cost $98)......................................  $       --
                                                                 ----------
PRINCIPAL
  AMOUNT
----------
SHORT-TERM SECURITIES -- 26.5%
             CORPORATE NOTES -- 2.8%
$   35,000   General Electric Capital Corp.
               3.38% due 07/01/05..............................  $   35,000
    35,000   Gillette Co. (The)
               3.33% due 07/01/05..............................      35,000
    35,000   UBS Finance (Delaware)
               3.39% due 07/01/05..............................      35,000
                                                                 ----------
                                                                 ----------
  SHARES
----------
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 7.7%
   287,435   State Street Navigator Securities Lending Prime
               Portfolio.......................................  $  287,435
PRINCIPAL
  AMOUNT
----------
             REPURCHASE AGREEMENT -- 16.0%
$  245,232   BPN Paribas Joint Repurchase Agreement (See Note
               2(d))
               2.75% due 07/01/05..............................  $  245,232
    98,093   RBS Greenwich Capital Markets Joint Repurchase
               Agreement (See Note 2(d))
               2.80% due 07/01/05..............................      98,093
   250,792   UBS Securities Joint Repurchase Agreement (See
               Note 2(d))
               2.93% due 07/01/05..............................     250,792
                                                                 ----------
                                                                    594,117
                                                                 ----------
             Total short-term securities
               (cost $986,552).................................  $  986,552
                                                                 ----------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $4,218,640) O -- 113.8%.............   4,244,192
             OTHER ASSETS, LESS LIABILITIES -- (13.8%).........    (516,861)
                                                                 ----------
             NET ASSETS -- 100%................................  $3,727,331
                                                                 ==========

Note: Market value of investments in foreign securities represents 11.4% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $185,704 or 5.0% of net assets.

 o   Private placement.

  ## Illiquid Securities (See Note 2(m)).

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $0, which represents 0.0% of the total net assets.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.
  I  All principal amounts are in U.S. dollars unless otherwise indicated.

      AUD  -- Australian Dollar
      CAD  -- Canadian Dollar
      EUR  -- EURO

 L   Debt security in default due to bankruptcy.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $4,218,790 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 41,823
      Unrealized depreciation........................   (16,421)
                                                       --------
      Net unrealized appreciation....................  $ 25,402
                                                       ========

 ### The cost of the securities purchased on a when-issued basis at June 30, 2005 was $266,686.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                 TRANSACTION          VALUE            AMOUNT            DATE           (DEPRECIATION)
-----------                                 -----------         --------         --------         --------         --------------
EURO                                            Buy             $ 33,439         $ 35,464         7/26/2005           $(2,025)
EURO                                            Buy               43,932           44,584         7/26/2005              (652)
EURO                                           Sell              192,014          206,298         7/26/2005            14,284
EURO                                           Sell               67,041           70,536         7/26/2005             3,495
EURO                                           Sell               35,018           36,266         7/26/2005             1,248
                                                                                                                      -------
                                                                                                                      $16,350
                                                                                                                      =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.0%
            FINANCIAL SERVICES -- 4.0%
$  9,000    Banc of America Commercial Mortgage, Inc., Series
              2005-3, Class A2
              4.501% due 07/10/43 ###.........................  $    9,045
   8,000    CS First Boston Mortgage Securities Corp., Series
              2005-C2, Class AJ
              4.918% due 03/15/15.............................       8,137
   9,000    CS First Boston Mortgage Securities Corp., Series
              2005-C3, Class A2
              4.512% due 07/15/37.............................       9,036
   9,000    Wachovia Bank Commercial Mortgage Trust, Series
              2005-C19, Class A2
              4.515% due 05/15/44.............................       9,059
                                                                ----------
                                                                    35,277
                                                                ----------
            Total collateralized mortgage obligations
              (cost $35,175)..................................  $   35,277
                                                                ----------
INTEREST ONLY -- 1.0%
            FINANCIAL SERVICES -- 1.0%
 241,880    Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2005-PWR7, Class X2
              4.41% due 02/11/41..............................  $    3,586
 148,052    Merrill Lynch Mortgage Trust,
              Series 2005-MCP1, Class XP
              4.56% due 05/12/43..............................       5,000
                                                                ----------
                                                                     8,586
                                                                ----------
            Total interest only
              (cost $8,598)...................................  $    8,586
                                                                ----------
U.S. GOVERNMENT AGENCIES -- 67.3%
            FEDERAL HOME LOAN BANK -- 14.7%
  29,600    3.00% due 05/28/08................................  $   28,892
  25,000    3.625% due 06/20/07...............................      24,899
  29,800    3.375% due 07/21/08...............................      29,230
   8,000    3.80% due 12/22/06................................       7,984
  23,895    5.375% due 02/15/06...............................      24,122
  14,000    5.80% due 09/02/08................................      14,786
                                                                ----------
                                                                   129,913
                                                                ----------
            FEDERAL HOME LOAN MORTGAGE
            CORPORATION -- 15.1%
  80,000    5.50% due 07/01/33 ###............................      81,100
  19,500    5.75% due 04/15/08 +..............................      20,470
  16,847    6.00% due 10/01/21 -- 04/01/33....................      17,188
  14,219    6.50% due 08/15/15 -- 09/01/32....................      14,806
      37    7.00% due 09/01/29 -- 02/01/31....................          38
                                                                ----------
                                                                   133,602
                                                                ----------
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION -- 28.4%
  12,000    3.75% due 09/15/08................................      11,895
  15,000    4.20% due 06/16/08................................      15,037
   5,000    4.50% due 01/25/16................................       5,016
   2,488    4.808% due 04/01/35...............................       2,508
  16,813    4.837% due 09/01/34...............................      16,971

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION -- (CONTINUED)
$ 19,418    4.839% due 04/01/35...............................  $   19,580
   1,875    4.89% due 04/01/35................................       1,893
   3,000    4.958% due 07/01/35...............................       3,037
  16,413    5.117% due 03/01/35...............................      16,689
  53,683    5.50% due 08/01/15 -- 08/01/19....................      55,143
   1,563    5.89% due 12/01/08................................       1,628
   6,417    5.95% due 01/01/09................................       6,703
  34,801    6.00% due 09/01/13 -- 08/01/34....................      35,696
     919    6.01% due 02/01/09................................         962
     285    6.36% due 04/01/08................................         297
  11,404    6.50% due 05/01/13 -- 09/01/32....................      11,855
   2,352    6.52% due 01/01/08................................       2,448
  38,000    7.125% due 06/15/10...............................      43,277
     152    7.50% due 06/01/23................................         163
      16    8.50% due 04/01/17................................          17
       9    9.00% due 08/01/20 -- 09/01/21....................          10
      39    9.75% due 07/01/20................................          42
                                                                ----------
                                                                   250,867
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.3%
  13,059    5.00% due 01/20/34................................      13,135
  28,868    5.50% due 01/20/34 -- 02/20/34....................      29,446
   9,470    6.00% due 09/20/33 -- 03/20/34....................       9,755
   2,986    7.00% due 06/20/30 -- 09/15/32....................       3,161
     258    7.50% due 07/15/27................................         277
       4    9.50% due 12/15/20................................           4
                                                                ----------
                                                                    55,778
                                                                ----------
            TENNESSEE VALLEY AUTHORITY -- 1.4%
  11,750    5.375% due 11/13/08...............................      12,279
                                                                ----------
            U.S. TREASURY STRIPS -- 1.4%
  18,000    4.01% due 11/15/13................................      12,910
                                                                ----------
            Total U.S. government agencies
              (cost $595,518).................................  $  595,349
                                                                ----------
U.S. GOVERNMENT SECURITIES -- 22.4%
            U.S. INFLATION -- INDEXED SECURITIES -- 4.1%
  16,303    1.625% due 01/15/15...............................  $   16,243
  19,095    2.00% due 07/15/14................................      19,680
                                                                ----------
                                                                    35,923
                                                                ----------
            U.S. TREASURY BONDS -- 9.3%
  38,100    1.50% due 03/31/06 +..............................      37,548
   4,650    3.125% due 05/15/07...............................       4,606
  15,400    3.50% due 11/15/06 +..............................      15,383
   8,950    4.125% due 05/15/15...............................       9,081
  11,975    6.00% due 08/15/09................................      13,011
   2,000    10.375 due 11/15/12...............................       2,300
                                                                ----------
                                                                    81,929
                                                                ----------
            U.S. TREASURY NOTES -- 9.0%
  15,000    2.00% due 05/15/06................................      14,808
  29,695    3.125% due 01/31/07 -- 10/15/08...................      29,430
   4,185    3.75% due 05/15/08................................       4,194

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
U.S. GOVERNMENT SECURITIES -- (CONTINUED)
            U.S. TREASURY NOTES -- (CONTINUED)
$ 28,435    3.875% due 05/15/10...............................  $   28,597
   3,180    4.00% due 06/15/09................................       3,214
                                                                ----------
                                                                    80,243
                                                                ----------
            Total U.S. government securities (cost
              $199,449).......................................  $  198,095
                                                                ----------
                                                                 MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
SHORT-TERM SECURITIES -- 19.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 8.1%
  71,567    Boston Global Investment Trust....................  $   71,567
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 11.1%
$ 40,720    BPN Paribas Joint Repurchase Agreement (See Note
              2(d))
              2.75% due 07/01/05..............................  $   40,720
  16,288    RBS Greenwich Capital Markets Joint Repurchase
              Agreement
              (See Note 2(d))
              2.80% due 07/01/05..............................      16,288
  41,644    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................      41,644
                                                                ----------
                                                                    98,652
                                                                ----------
            Total short-term securities
              (cost $170,219).................................  $  170,219
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,008,959)O -- 113.9%..............   1,007,526
            OTHER ASSETS, LESS LIABILITIES -- (13.9%).........    (122,909)
                                                                ----------
            NET ASSETS -- 100%................................  $  884,617
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,010,070 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 1,827
      Unrealized depreciation.........................   (4,371)
                                                        -------
      Net unrealized depreciation.....................  $(2,544)
                                                        =======

 ### The cost of the securities purchased on a when-issued basis at June 30, 2005 was $108,056.

The accompanying notes are an integral part of this financial statement.

 HARTFORD VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 98.7%
            BANKS -- 16.8%
    303     Bank of America Corp. ............................  $ 13,797
    269     Citigroup, Inc. ..................................    12,450
     75     Golden West Financial Corp. ......................     4,796
    124     Morgan (J.P.) Chase & Co. ........................     4,382
    139     National City Corp. ..............................     4,729
     39     PNC Financial Services Group, Inc. ...............     2,118
     42     SunTrust Banks, Inc. .............................     3,034
     43     Washington Mutual, Inc. ..........................     1,742
     70     Wells Fargo & Co. ................................     4,335
                                                                --------
                                                                  51,383
                                                                --------
            BUSINESS SERVICES -- 0.4%
     33     Manpower, Inc. ...................................     1,321
                                                                --------
            CHEMICALS -- 3.6%
     85     Dow Chemical Co. (The)............................     3,781
     90     Huntsman Corp.*...................................     1,828
    128     du Pont (E.I.) de Nemours & Co. ..................     5,497
                                                                --------
                                                                  11,106
                                                                --------
            COMMUNICATIONS -- 5.5%
     96     AT&T Corp. .......................................     1,824
    190     BellSouth Corp. ..................................     5,054
    181     Nokia Corp., ADR..................................     3,010
    116     SBC Communications, Inc. .........................     2,753
    169     Sprint Corp.-FON Group............................     4,243
                                                                --------
                                                                  16,884
                                                                --------
            CONSUMER NON-DURABLES -- 2.1%
     47     NIKE, Inc., Class B...............................     4,079
     84     Tyco International Ltd. ..........................     2,450
                                                                --------
                                                                   6,529
                                                                --------
            DRUGS -- 4.7%
    196     Pfizer, Inc. .....................................     5,400
    107     Watson Pharmaceuticals, Inc. *....................     3,154
    128     Wyeth.............................................     5,691
                                                                --------
                                                                  14,245
                                                                --------
            ELECTRICAL EQUIPMENT -- 2.0%
     62     Rockwell Automation, Inc. ........................     3,015
    263     Teradyne, Inc.*...................................     3,148
                                                                --------
                                                                   6,163
                                                                --------
            ELECTRONICS -- 3.0%
     92     Emerson Electric Co. .............................     5,743
    129     Intel Corp. ......................................     3,362
                                                                --------
                                                                   9,105
                                                                --------
            ENERGY & SERVICES -- 11.3%
    171     ConocoPhillips....................................     9,808
    268     ExxonMobil Corp. .................................    15,408
    191     GlobalSantaFe Corp. ..............................     7,781
     20     Occidental Petroleum Corp. .......................     1,500
                                                                --------
                                                                  34,497
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            FINANCIAL SERVICES -- 1.9%
     58     Goldman Sachs Group, Inc. ........................  $  5,907
                                                                --------
            FOOD, BEVERAGE & TOBACCO -- 3.7%
     98     Kellogg Co. ......................................     4,346
    127     PepsiCo., Inc. ...................................     6,833
                                                                --------
                                                                  11,179
                                                                --------
            FOREST & PAPER PRODUCTS -- 0.9%
     46     Kimberly-Clark Corp. .............................     2,904
                                                                --------
            INSURANCE -- 7.3%
     60     Ace Ltd. .........................................     2,673
     69     American International Group, Inc. ...............     3,980
     54     Chubb Corp. (The).................................     4,632
     85     Principal Financial Group (The)...................     3,557
    110     WellPoint, Inc.*..................................     7,633
                                                                --------
                                                                  22,475
                                                                --------
            MACHINERY -- 5.5%
    153     Applied Materials, Inc. ..........................     2,467
    109     Caterpillar, Inc. ................................    10,398
     77     Lam Research Corp.*...............................     2,237
     30     Parker-Hannifin Corp. ............................     1,829
                                                                --------
                                                                  16,931
                                                                --------
            MEDIA & ENTERTAINMENT -- 2.9%
    166     Comcast Corp., Class A*...........................     5,090
    235     Time Warner, Inc.*................................     3,929
                                                                --------
                                                                   9,019
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.3%
    118     Baxter International, Inc. .......................     4,378
     41     Beckman Coulter, Inc. ............................     2,606
                                                                --------
                                                                   6,984
                                                                --------
            METALS, MINERALS & MINING -- 5.1%
    228     Alcoa, Inc. ......................................     5,947
     88     Cameco Corp.+.....................................     3,920
     33     Illinois Tool Works, Inc. ........................     2,598
     42     Precision Castparts Corp. ........................     3,287
                                                                --------
                                                                  15,752
                                                                --------
            REAL ESTATE -- 0.2%
     15     CB Richard Ellis Group, Inc.*.....................       658
                                                                --------
            RETAIL -- 4.7%
    267     CVS Corp. ........................................     7,750
    160     Dollar General Corp. .............................     3,264
    123     McDonald's Corp. .................................     3,399
                                                                --------
                                                                  14,413
                                                                --------
            TRANSPORTATION -- 5.0%
    140     CSX Corp. ........................................     5,985
     40     General Dynamics Corp. ...........................     4,382
    325     Southwest Airlines Co. ...........................     4,524
                                                                --------
                                                                  14,891
                                                                --------
            UTILITIES -- 9.8%
     69     Consolidated Edison, Inc. ........................     3,213

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            UTILITIES -- (CONTINUED)
     69     Dominion Resources, Inc. .........................  $  5,027
     55     Entergy Corp. ....................................     4,170
    178     Exelon Corp. .....................................     9,147
     45     PPL Corp. ........................................     2,672
     17     Progress Energy, Inc. ............................       760
     58     Scana Corp. ......................................     2,473
     28     TXU Corp. ........................................     2,310
                                                                --------
                                                                  29,772
                                                                --------
            Total common stocks
              (cost $260,345).................................  $302,118
                                                                --------
SHORT-TERM SECURITIES -- 2.9%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 1.2%
  3,569     Boston Global Investment Trust....................  $  3,569
                                                                --------
PRINCIPAL
AMOUNT
---------
            REPURCHASE AGREEMENT -- 1.7%
 $1,214     Bank of America Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $  1,214
    619     Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       619
    619     J.P. Morgan Chase Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       619
    252     UBS Securities Joint Repurchase
              Agreement (See Note 2(d))
              2.93% due 07/01/05..............................       252

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
            REPURCHASE AGREEMENT -- (CONTINUED)
 $2,665     UBS Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.45% due 07/01/05..............................  $  2,665
                                                                --------
                                                                   5,369
                                                                --------
            Total short-term securities
              (cost $8,938)...................................  $  8,938
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $269,283) O -- 101.6%...............   311,056
            OTHER ASSETS, LESS LIABILITIES -- (1.6%)..........    (4,909)
                                                                --------
            NET ASSETS -- 100%................................  $306,147
                                                                ========

     Note: Market value of investments in foreign securities represents 2.3% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  O At June 30, 2005, the cost of securities for federal income tax purposes is $270,628 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $46,242
      Unrealized depreciation.........................   (5,814)
                                                        -------
      Net unrealized appreciation.....................  $40,428
                                                        =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 98.9%
            BANKS -- 18.2%
    580     Apollo Investment Corp. ..........................  $ 10,695
    393     Bank of America Corp. ............................    17,945
    254     CIT Group, Inc. ..................................    10,927
    176     Capital One Financial Corp. ......................    14,106
    360     Citigroup, Inc. ..................................    16,647
    493     MBNA Corp. .......................................    12,902
    213     Royal Bank of Scotland Group PLC B................     6,420
                                                                --------
                                                                  89,642
                                                                --------
            BUSINESS SERVICES -- 0.5%
    115     Rent-A-Center, Inc. *.............................     2,674
                                                                --------
            CHEMICALS -- 0.7%
     32     Azko Nobel N.V. B.................................     1,265
     57     Cytec Industries, Inc. ...........................     2,273
                                                                --------
                                                                   3,538
                                                                --------
            COMMUNICATIONS -- 2.9%
    149     Nextel Communications, Inc., Class A *............     4,801
    166     Scientific-Atlanta, Inc. .........................     5,536
     77     Sprint Corp.-FON Group............................     1,927
     68     Telefonaktiebolaget LM Ericsson ADR +.............     2,157
                                                                --------
                                                                  14,421
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 0.9%
    256     Seagate Technology................................     4,484
                                                                --------
            CONSUMER DURABLES -- 1.7%
    186     Arrow Electronics, Inc. *.........................     5,057
    137     Newell Rubbermaid, Inc. ..........................     3,259
                                                                --------
                                                                   8,316
                                                                --------
            CONSUMER NON-DURABLES -- 1.5%
    122     Endo Pharmaceuticals Holdings, Inc. *.............     3,198
    147     Tyco International Ltd. ..........................     4,289
                                                                --------
                                                                   7,487
                                                                --------
            DRUGS -- 7.3%
    124     GlaxoSmithKline PLC B.............................     2,992
    111     GlaxoSmithKline PLC, ADR..........................     5,365
     24     King Pharmaceuticals, Inc. *......................       246
    226     Pfizer, Inc. .....................................     6,238
    291     Sanofi-Synthelabo S.A., ADR.......................    11,936
    201     Wyeth.............................................     8,937
                                                                --------
                                                                  35,714
                                                                --------
            ELECTRICAL EQUIPMENT -- 1.1%
    124     Tektronix, Inc. ..................................     2,895
    212     Teradyne, Inc. *..................................     2,539
                                                                --------
                                                                   5,434
                                                                --------
            ELECTRONICS -- 9.4%
    527     Cinram International, Inc. .......................    10,099
    999     Cisco Systems, Inc. *.............................    19,091
    293     Fairchild Semiconductor International Inc., Class
              A *.............................................     4,319
    102     Freescale Semiconductor, Inc. *...................     2,133
     55     QLogic Corp. *....................................     1,710
     95     Varian Semiconductor Equipment Associates,
              Inc. *..........................................     3,522
    199     Vishay Intertechnology, Inc. *....................     2,367

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            ELECTRONICS -- (CONTINUED)
     44     Whirlpool Corp. ..................................  $  3,078
                                                                --------
                                                                  46,319
                                                                --------
            ENERGY & SERVICES -- 8.4%
     56     Arch Coal, Inc. +.................................     3,039
     49     Devon Energy Corp. ...............................     2,493
     75     GlobalSantaFe Corp. ..............................     3,040
      9     IHC Caland N.V. B.................................       649
    140     Marathon Oil Corp. ...............................     7,477
     87     Noble Corp. ......................................     5,345
     75     Petroleo Brasileiro S.A., ADR.....................     3,453
    127     Talisman Energy, Inc. ............................     4,756
     93     Total S.A., ADR...................................    10,855
                                                                --------
                                                                  41,107
                                                                --------
            FOREST & PAPER PRODUCTS -- 2.8%
     66     Aracruz Celulose S.A., ADR +......................     2,304
    113     Pactiv Corp. *....................................     2,428
    622     Sappi Ltd., ADR...................................     6,728
    221     Smurfit-Stone Container Corp. *...................     2,248
                                                                --------
                                                                  13,708
                                                                --------
            HEALTH SERVICES -- 1.2%
     83     Coventry Health Care, Inc. *......................     5,886
                                                                --------
            INSURANCE -- 9.1%
    211     Ace Ltd. .........................................     9,441
    113     Ambac Financial Group, Inc. ......................     7,869
     84     American International Group, Inc. ...............     4,857
     70     Everest Re Group Ltd. ............................     6,547
    185     Platinum Underwriters Holdings Ltd. ..............     5,890
     51     Reinsurance Group of America, Inc. ...............     2,367
    162     RenaissanceRe Holdings Ltd. ......................     7,987
                                                                --------
                                                                  44,958
                                                                --------
            MACHINERY -- 1.9%
    205     Lam Research Corp. *..............................     5,938
     55     Parker-Hannifin Corp. ............................     3,380
                                                                --------
                                                                   9,318
                                                                --------
            MEDIA & ENTERTAINMENT -- 5.2%
      8     Blockbuster, Inc., Class A........................        68
    266     Comcast Corp. *...................................     7,961
     34     Comcast Corp., Class A *..........................     1,053
    270     Dex Media, Inc. ..................................     6,598
     96     Liberty Global, Inc. *............................     4,497
    322     Time Warner, Inc. *...............................     5,381
                                                                --------
                                                                  25,558
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.4%
     24     Sanofi-Aventis +B.................................     2,001
                                                                --------
            METALS, MINERALS & MINING -- 1.9%
    340     Alcoa, Inc. ......................................     8,882
     22     Engelhard Corp. ..................................       637
                                                                --------
                                                                   9,519
                                                                --------
            REAL ESTATE -- 0.8%
     92     CB Richard Ellis Group, Inc. *....................     4,013
                                                                --------
            RETAIL -- 6.8%
    167     CBRL Group, Inc. .................................     6,474
    545     Foot Locker, Inc. ................................    14,827

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
    341     Ruby Tuesday, Inc. +..............................  $  8,834
    129     TJX Cos., Inc. (The)..............................     3,139
                                                                --------
                                                                  33,274
                                                                --------
            RUBBER & PLASTICS PRODUCTS -- 2.3%
    182     Compagnie Generale des Etablissements Michelin,
              Class B +B......................................    11,080
                                                                --------
            SOFTWARE & SERVICES -- 1.2%
    232     Microsoft Corp. ..................................     5,758
                                                                --------
            TRANSPORTATION -- 9.5%
    210     AMR Corp. *+......................................     2,544
    237     American Axle & Manufacturing Holdings, Inc. .....     5,997
    188     Continental Airlines, Inc., Class B *+............     2,499
    173     Goodrich Corp. ...................................     7,102
    149     Lear Corp. .......................................     5,406
     96     Pinnacle Airlines Corp. *+........................       827
    337     TRW Automotive Holdings Corp. *...................     8,265
    179     US Airways New Company Bo.........................     2,960
    220     Yellow Roadway Corp. *+...........................    11,151
                                                                --------
                                                                  46,751
                                                                --------
            U.S. GOVERNMENT AGENCIES -- 1.6%
     66     Federal Home Loan Mortgage Corp. .................     4,299
     62     Federal National Mortgage Association.............     3,603
                                                                --------
                                                                   7,902
                                                                --------
            UTILITIES -- 1.6%
     47     Constellation Energy Group, Inc. .................     2,711
     19     PPL Corp. ........................................     1,110
     48     TXU Corp. ........................................     3,947
                                                                   7,768
                                                                --------
            Total common stocks
              (cost $446,713).................................  $486,630
                                                                --------
SHORT-TERM SECURITIES -- 8.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.1%
 20,139     Boston Global Investment Trust....................  $ 20,139
                                                                --------
PRINCIPAL
AMOUNT
---------
            REPURCHASE AGREEMENT -- 4.1%
 $4,529     Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $  4,529

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
            REPURCHASE AGREEMENT -- (CONTINUED)
 $2,309     Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................  $  2,309
  2,309     J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................     2,309
    942     UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       942
  9,946     UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................     9,946
                                                                --------
                                                                  20,035
                                                                --------
            Total short-term securities
              (cost $40,174)..................................  $ 40,174
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $486,887) O -- 107.1%...............   526,804
            OTHER ASSETS, LESS LIABILITIES -- (7.1%)..........   (34,616)
                                                                --------
            NET ASSETS -- 100%................................  $492,188
                                                                ========

Note: Market value of investments in foreign securities represents 14.4% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

 o   Private placement.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $27,367, which represents 5.6% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $487,832 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 52,047
      Unrealized depreciation........................   (13,075)
                                                       --------
      Net unrealized appreciation....................  $ 38,972
                                                       ========

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
British Pound                                     Buy              $187            $190           7/1/2005              $(3)
Canadian Dollars                                  Buy               164             164           7/6/2005               --
EURO                                              Buy               238             237           7/1/2005                1
                                                                                                                        ---
                                                                                                                        $(2)
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF ASSETS AND LIABILITIES
 AS OF JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                                              HARTFORD
                                                                  HARTFORD              CAPITAL APPRECIATION
                                                              ADVISERS HLS FUND               HLS FUND
                                                              -----------------         --------------------
ASSETS
  Investments in securities, at value@......................     $11,780,188                $13,486,840
  Cash++....................................................               1                          1
  Foreign currency on deposit with custodian#...............              --                      2,813
  Unrealized appreciation in forward foreign currency
    contracts...............................................              --                         64
  Receivables:
    Investment securities sold..............................         293,346                    284,060
    Fund shares sold........................................              --                         --
    Dividends and interest..................................          42,714                     15,852
    Commission recapture....................................              22                        296
    Variation margin........................................              --                         --
    Forward foreign bonds...................................              --                         --
  Other assets..............................................              --                         --
                                                                 -----------                -----------
Total assets................................................      12,116,271                 13,789,926
                                                                 -----------                -----------
LIABILITIES
  Unrealized depreciation on forward foreign currency
    contracts...............................................              25                          7
  Bank overdraft............................................              --                         --
  Payable upon return of securities loaned..................       1,885,073                    827,793
  Payables:
    Investment securities purchased.........................          84,882                    203,828
    Fund shares redeemed....................................           6,805                      4,328
    Dividends...............................................              --                         --
    Accounting services fees................................               6                          7
    Variation margin........................................           1,013                         --
    Forward foreign bonds...................................              --                         --
    Written options.........................................              --                         --
  Accrued Expenses..........................................             814                      1,673
  Other liabilities.........................................              --                          1
                                                                 -----------                -----------
Total liabilities...........................................       1,978,618                  1,037,637
                                                                 -----------                -----------
Net assets..................................................     $10,137,653                $12,752,289
                                                                 ===========                ===========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................     $ 9,676,587                $10,422,384
Accumulated undistributed net investment income.............          99,459                     44,597
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................        (246,192)                   916,749
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................         607,799                  1,368,559
                                                                 -----------                -----------
Net assets..................................................     $10,137,653                $12,752,289
                                                                 ===========                ===========
Par value...................................................     $     0.001                $     0.001
                                                                 -----------                -----------
Total Shares Outstanding....................................         441,864                    248,324
                                                                 -----------                -----------
Total Shares Authorized.....................................       9,500,000                  5,000,000
                                                                 -----------                -----------
CLASS IA:Net asset value per share..........................     $     22.93                $     51.40
                                                                 -----------                -----------
        Shares outstanding..................................         381,954                    199,153
                                                                 -----------                -----------
        Shares authorized...................................       8,500,000                  4,250,000
                                                                 -----------                -----------
        Net assets..........................................     $ 8,756,455                $10,237,428
                                                                 -----------                -----------
CLASS IB:Net asset value per share..........................     $     23.05                $     51.14
                                                                 -----------                -----------
        Shares outstanding..................................          59,910                     49,171
                                                                 -----------                -----------
        Shares authorized...................................       1,000,000                    750,000
                                                                 -----------                -----------
        Net assets..........................................     $ 1,381,198                $ 2,514,861
                                                                 -----------                -----------
@ Cost of securities........................................     $11,171,382                $12,118,135
                                                                 -----------                -----------
@ Market value of securities on loan........................     $ 1,838,823                $   801,634
                                                                 -----------                -----------
 ++ Cash held as Collateral on Loaned Securities............     $        --                $        --
                                                                 -----------                -----------
 # Cost of foreign currency on deposit with custodian.......     $        --                $     2,813
                                                                 -----------                -----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                   HARTFORD
                   HARTFORD                                                         GLOBAL
     HARTFORD      DIVIDEND    HARTFORD               HARTFORD       HARTFORD      FINANCIAL   HARTFORD
    DISCIPLINED      AND        EQUITY    HARTFORD     GLOBAL         GLOBAL       SERVICES     GLOBAL
      EQUITY        GROWTH      INCOME     FOCUS      ADVISERS    COMMUNICATIONS      HLS       HEALTH
     HLS FUND      HLS FUND    HLS FUND   HLS FUND    HLS FUND       HLS FUND        FUND      HLS FUND
    -----------   ----------   --------   --------   ----------   --------------   ---------   --------
    $1,218,016    $6,829,805   $258,188   $81,168    $ 519,643       $ 29,532      $ 40,652    $460,913
         3,239           --         --         29           54             --             1           1
            --           --         --         --          612             --            32          35
            --           --         --         --        3,463             --            --          --
        22,106        9,935         --      1,217       47,919            107            --       5,850
         1,019           --        736         --          163             --            --          --
         1,086        6,435        311        113        2,457            225            89         488
            17           59          1          7           31              1             4           6
            --           --         --         --           72             --            --          --
            --           --         --         --       40,282             --            --          --
             1           --         --          1           95             --             1          --
    ----------    ----------   --------   --------   ----------      --------      --------    --------
     1,245,484    6,846,234    259,236     82,535      614,791         29,865        40,779     467,293
    ----------    ----------   --------   --------   ----------      --------      --------    --------
            --           --         --         --        1,096             --            --          --
            --           --         --         --           --             --            --          --
        57,273      588,610         --         --       31,148          3,027         3,501      67,350
        28,433       15,709        781        318      128,319            103            --       1,511
            --        4,971         --        108           --              5            11          88
            --           --         --         --           --             --            --          --
             1            3         --         --           --             --            --          --
           197           --         --         12           --             --            --          --
            --           --         --         --       40,586             --            --          --
            --           --         --         --           41             --            --          --
            75          433          8          5           80              4             4          43
            --            6         --         --            1             --            --           1
    ----------    ----------   --------   --------   ----------      --------      --------    --------
        85,979      609,732        789        443      201,271          3,139         3,516      68,993
    ----------    ----------   --------   --------   ----------      --------      --------    --------
    $1,159,505    $6,236,502   $258,447   $82,092    $ 413,520       $ 26,726      $ 37,263    $398,300
    ==========    ==========   ========   ========   ==========      ========      ========    ========
    $1,169,765    $5,388,678   $249,313   $79,154    $ 398,217       $ 19,633      $ 31,898    $355,236
         5,705       49,805      1,820        313        4,742            476           365         490
      (120,095)      70,941         79     (1,010)      (4,861)         1,780           823      14,737
       104,130      727,078      7,235      3,635       15,422          4,837         4,177      27,837
    ----------    ----------   --------   --------   ----------      --------      --------    --------
    $1,159,505    $6,236,502   $258,447   $82,092    $ 413,520       $ 26,726      $ 37,263    $398,300
    ==========    ==========   ========   ========   ==========      ========      ========    ========
    $    0.001    $   0.001    $ 0.001    $ 0.001    $   0.001       $  0.001      $  0.001    $  0.001
    ----------    ----------   --------   --------   ----------      --------      --------    --------
        95,858      306,915     22,122      8,528       34,600          3,056         3,572      25,745
    ----------    ----------   --------   --------   ----------      --------      --------    --------
     3,500,000    4,000,000    800,000    800,000    1,000,000        800,000       800,000     800,000
    ----------    ----------   --------   --------   ----------      --------      --------    --------
    $    12.12    $   20.34    $ 11.69    $  9.64    $   11.97       $   8.76      $  10.45    $  15.52
    ----------    ----------   --------   --------   ----------      --------      --------    --------
        69,037      234,862     15,729      4,663       28,407          1,749         1,880      18,204
    ----------    ----------   --------   --------   ----------      --------      --------    --------
     3,300,000    3,500,000    600,000    600,000      800,000        600,000       600,000     600,000
    ----------    ----------   --------   --------   ----------      --------      --------    --------
    $  836,869    $4,777,056   $183,918   $44,964    $ 339,932       $ 15,330      $ 19,644    $282,459
    ----------    ----------   --------   --------   ----------      --------      --------    --------
    $    12.03    $   20.25    $ 11.66    $  9.61    $   11.88       $   8.72      $  10.41    $  15.36
    ----------    ----------   --------   --------   ----------      --------      --------    --------
        26,821       72,053      6,393      3,865        6,193          1,307         1,692       7,541
    ----------    ----------   --------   --------   ----------      --------      --------    --------
       200,000      500,000    200,000    200,000      200,000        200,000       200,000     200,000
    ----------    ----------   --------   --------   ----------      --------      --------    --------
    $  322,636    $1,459,446   $74,529    $37,128    $  73,588       $ 11,396      $ 17,619    $115,841
    ----------    ----------   --------   --------   ----------      --------      --------    --------
    $1,113,460    $6,102,727   $250,953   $77,520    $ 506,995       $ 24,698      $ 36,474    $433,068
    ----------    ----------   --------   --------   ----------      --------      --------    --------
    $   55,294    $ 569,716    $    --    $    --    $  29,904       $  2,932      $  3,338    $ 64,573
    ----------    ----------   --------   --------   ----------      --------      --------    --------
    $        6    $      --    $    --    $    --    $      --       $     --      $     --    $     --
    ----------    ----------   --------   --------   ----------      --------      --------    --------
    $       --    $      --    $    --    $    --    $     612       $     --      $     32    $     35
    ----------    ----------   --------   --------   ----------      --------      --------    --------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 AS OF JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                 HARTFORD                HARTFORD
                                                              GLOBAL LEADERS         GLOBAL TECHNOLOGY
                                                                 HLS FUND                HLS FUND
                                                              --------------         -----------------
ASSETS:
  Investments in securities, at value@......................    $1,392,307               $137,342
  Cash++....................................................             1                     --
  Foreign currency on deposit with custodian#...............         1,668                     77
  Unrealized appreciation in forward foreign currency
    contracts...............................................            20                      1
  Receivables:
    Investment securities sold..............................        29,800                  2,274
    Fund shares sold........................................            --                     --
    Dividends and interest..................................         1,332                     52
    Commission recapture....................................           155                      5
    Variation margin........................................            --                     --
    Forward foreign bonds...................................            --                     --
  Other assets..............................................             1                     --
                                                                ----------               --------
Total assets................................................     1,425,284                139,751
                                                                ----------               --------
LIABILITIES:
  Unrealized depreciation on forward foreign currency
    contracts...............................................            23                     --
  Bank overdraft............................................            --                     --
  Payable upon return of securities loaned..................       194,471                  1,391
  Payables:
    Investment securities purchased.........................        33,981                  3,531
    Fund shares redeemed....................................           657                    220
    Dividends...............................................            --                     --
    Accounting services fees................................             1                     --
    Variation margin........................................            --                     --
    Forward foreign bonds...................................            --                     --
    Written options.........................................            --                     --
  Accrued Expenses..........................................           137                     --
  Other liabilities.........................................            --                     --
                                                                ----------               --------
Total liabilities...........................................       229,270                  5,142
                                                                ----------               --------
Net assets..................................................    $1,196,014               $134,609
                                                                ==========               ========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................    $1,172,003               $198,797
Accumulated undistributed net investment income.............         6,939                   (273)
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................       (50,911)               (72,514)
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................        67,983                  8,599
                                                                ----------               --------
Net assets..................................................    $1,196,014               $134,609
                                                                ==========               ========
Par value...................................................    $    0.001               $  0.001
                                                                ----------               --------
Total Shares Outstanding....................................        70,141                 28,280
                                                                ----------               --------
Total Shares Authorized.....................................     3,400,000                800,000
                                                                ----------               --------
CLASS IA:Net asset value per share..........................    $    17.07               $   4.77
                                                                ----------               --------
        Shares outstanding..................................        54,191                 19,596
                                                                ----------               --------
        Shares authorized...................................     3,200,000                600,000
                                                                ----------               --------
        Net assets..........................................    $  925,202               $ 93,511
                                                                ----------               --------
CLASS IB:Net asset value per share..........................    $    16.98               $   4.73
                                                                ----------               --------
        Shares outstanding..................................        15,950                  8,684
                                                                ----------               --------
        Shares authorized...................................       200,000                200,000
                                                                ----------               --------
        Net assets..........................................    $  270,812               $ 41,098
                                                                ----------               --------
@ Cost of securities........................................    $1,324,334               $128,758
                                                                ----------               --------
@ Market value of securities on loan........................    $  187,070               $  1,342
                                                                ----------               --------
 ++ Cash held as Collateral on Loaned Securities............    $       --               $     --
                                                                ----------               --------
 # Cost of foreign currency on deposit with custodian.......    $    1,668               $     77
                                                                ----------               --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                        HARTFORD                                          HARTFORD           HARTFORD        HARTFORD
                         GROWTH        HARTFORD                        INTERNATIONAL       INTERNATIONAL   INTERNATIONAL
       HARTFORD       OPPORTUNITIES   HIGH YIELD      HARTFORD      CAPITAL APPRECIATION   OPPORTUNITIES   SMALL COMPANY
    GROWTH HLS FUND     HLS FUND       HLS FUND    INDEX HLS FUND         HLS FUND           HLS FUND        HLS FUND
    ---------------   -------------   ----------   --------------   --------------------   -------------   -------------
       $495,195        $1,169,126     $ 860,883      $2,262,353           $615,106          $1,436,894       $243,531
             --                --            --               1                 --                  --             --
             --                76            12              --              2,259               1,752            326
             --                --           196              --                 17               1,721          3,542
          5,918             1,175        22,341             155              6,968              29,510          3,214
         10,819               166        33,369              29                353                 466            167
            330               629        13,996           2,468                913               1,978            584
             13                31            --              --                 25                 204             13
             --                --            --              --                 --                  --             --
             --                --            --              --                 --                  --             --
             --                --            --              --                 --                  --             --
       --------        ----------     ----------     ----------           --------          ----------       --------
        512,275         1,171,203       930,797       2,265,006            625,641           1,472,525        251,377
       --------        ----------     ----------     ----------           --------          ----------       --------
             --                --            --              --                  3                  53            193
             --                --         2,875              --                 --                  --             --
             --           172,900       125,011         204,077            108,818             129,098         43,528
         11,496             2,607        12,691              --              5,067               5,450          2,855
             --                88           255              31                 --                  61             --
             --                --            --              --                 --                  --             --
             --                --            --               1                 --                   1             --
             --                --            52             113                 --                  --             --
             --                --            --              --                 --                  --             --
             --                --            --              --                 --                  --             --
             29                86            56             160                 70                 265             55
             --                 1             8               2                 --                  --             --
       --------        ----------     ----------     ----------           --------          ----------       --------
         11,525           175,682       140,948         204,384            113,958             134,928         46,631
       --------        ----------     ----------     ----------           --------          ----------       --------
       $500,750        $  995,521     $ 789,849      $2,060,622           $511,683          $1,337,597       $204,746
       ========        ==========     ==========     ==========           ========          ==========       ========
       $462,564        $  858,411     $ 801,449      $1,814,853           $494,946          $1,375,941       $190,414
            (63)            2,739        24,296          14,456              4,389              12,221          2,675
            323             2,954       (41,268)         40,847             (3,874)           (123,138)         8,830
         37,926           131,417         5,372         190,466             16,222              72,573          2,827
       --------        ----------     ----------     ----------           --------          ----------       --------
       $500,750        $  995,521     $ 789,849      $2,060,622           $511,683          $1,337,597       $204,746
       ========        ==========     ==========     ==========           ========          ==========       ========
       $  0.001        $    0.001     $   0.001      $    0.001           $  0.001          $    0.001       $  0.001
       --------        ----------     ----------     ----------           --------          ----------       --------
         42,359            35,625        82,331          67,103             46,278             113,504         14,719
       --------        ----------     ----------     ----------           --------          ----------       --------
        800,000           700,000     2,800,000       4,000,000            800,000           2,625,000        800,000
       --------        ----------     ----------     ----------           --------          ----------       --------
       $  11.86        $    27.98     $    9.62      $    30.73           $  11.09          $    11.79       $  13.95
       --------        ----------     ----------     ----------           --------          ----------       --------
         25,569            30,648        51,625          58,732             26,691              90,786          9,348
       --------        ----------     ----------     ----------           --------          ----------       --------
        600,000           500,000     2,600,000       3,500,000            600,000           2,000,000        600,000
       --------        ----------     ----------     ----------           --------          ----------       --------
       $303,267        $  857,395     $ 496,856      $1,804,766           $296,037          $1,070,708       $130,445
       --------        ----------     ----------     ----------           --------          ----------       --------
       $  11.76        $    27.76     $    9.54      $    30.56           $  11.01          $    11.75       $  13.83
       --------        ----------     ----------     ----------           --------          ----------       --------
         16,790             4,977        30,706           8,371             19,587              22,718          5,371
       --------        ----------     ----------     ----------           --------          ----------       --------
        200,000           200,000       200,000         500,000            200,000             625,000        200,000
       --------        ----------     ----------     ----------           --------          ----------       --------
       $197,483        $  138,126     $ 292,993      $  255,856           $215,646          $  266,889       $ 74,301
       --------        ----------     ----------     ----------           --------          ----------       --------
       $457,269        $1,037,706     $ 855,627      $2,071,515           $598,861          $1,366,006       $244,042
       --------        ----------     ----------     ----------           --------          ----------       --------
       $     --        $  168,418     $ 122,459      $  197,208           $103,907          $  123,962       $ 41,309
       --------        ----------     ----------     ----------           --------          ----------       --------
       $     --        $       --     $      --      $       --           $     --          $       --       $     --
       --------        ----------     ----------     ----------           --------          ----------       --------
       $     --        $       76     $      12      $       --           $  2,258          $    1,752       $    326
       --------        ----------     ----------     ----------           --------          ----------       --------


      HARTFORD
       MIDCAP
      HLS FUND
     ----------
     $2,764,653
             --
             --
              1
         11,073
             --
          1,085
             --
             --
             --
            427
     ----------
      2,777,239
     ----------
              3
             --
        252,294
         17,028
            763
             --
              1
             --
             --
             --
            176
             20
     ----------
        270,285
     ----------
     $2,506,954
     ==========
     $1,830,144
          4,465
        192,900
        479,445
     ----------
     $2,506,954
     ==========
     $    0.001
     ----------
         84,895
     ----------
      2,400,000
     ----------
     $    29.55
     ----------
         77,193
     ----------
      1,800,000
     ----------
     $2,280,996
     ----------
     $    29.34
     ----------
          7,702
     ----------
        600,000
     ----------
     $  225,958
     ----------
     $2,285,212
     ----------
     $  244,566
     ----------
     $       --
     ----------
     $       --
     ----------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 AS OF JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                HARTFORD             HARTFORD
                                                              MIDCAP VALUE         MONEY MARKET
                                                                HLS FUND             HLS FUND
                                                              ------------         ------------
ASSETS:
  Investments in securities, at value@......................   $1,250,545           $1,684,954
  Cash++....................................................            1                   --
  Foreign currency on deposit with custodian#...............           --                   --
  Unrealized appreciation in forward foreign currency
    contracts...............................................           --                   --
  Receivables:
    Investment securities sold..............................          316                   --
    Fund shares sold........................................           --                4,509
    Dividends and interest..................................        1,005                5,203
    Commission recapture....................................           52                   --
    Variation margin........................................           --                   --
    Forward foreign bonds...................................           --                   --
  Other assets..............................................           --                   --
                                                               ----------           ----------
Total assets................................................    1,251,919            1,694,666
                                                               ----------           ----------
LIABILITIES:
  Unrealized depreciation on forward foreign currency
    contracts...............................................           --                   --
  Bank overdraft............................................           --                   --
  Payable upon return of securities loaned..................      140,862                   --
  Payables:
    Investment securities purchased.........................        1,803                   --
    Fund shares redeemed....................................        2,677               84,780
    Dividends...............................................           --                3,494
    Accounting services fees................................            1                    1
    Variation margin........................................           --                   --
    Forward foreign bonds...................................           --                   --
    Written options.........................................           --                   --
  Accrued Expenses..........................................           97               17,592
  Other liabilities.........................................           --                   --
                                                               ----------           ----------
Total liabilities...........................................      145,440              105,867
                                                               ----------           ----------
Net assets..................................................   $1,106,479           $1,588,799
                                                               ==========           ==========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................   $  877,282           $1,588,799
Accumulated undistributed net investment income.............        1,586                   --
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................       79,710                   --
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................      147,901                   --
                                                               ----------           ----------
Net assets..................................................   $1,106,479           $1,588,799
                                                               ==========           ==========
Par value...................................................   $    0.001           $    0.001
                                                               ----------           ----------
Total Shares Outstanding....................................       85,437            1,588,799
                                                               ----------           ----------
Total Shares Authorized.....................................    1,200,000            7,000,000
                                                               ----------           ----------
CLASS IA:Net asset value per share..........................   $    12.97           $     1.00
                                                               ----------           ----------
        Shares outstanding..................................       55,158            1,324,790
                                                               ----------           ----------
        Shares authorized...................................      800,000            6,000,000
                                                               ----------           ----------
        Net assets..........................................   $  715,526           $1,324,790
                                                               ----------           ----------
CLASS IB:Net asset value per share..........................   $    12.91           $     1.00
                                                               ----------           ----------
        Shares outstanding..................................       30,279              264,009
                                                               ----------           ----------
        Shares authorized...................................      400,000            1,000,000
                                                               ----------           ----------
        Net assets..........................................   $  390,953           $  264,009
                                                               ----------           ----------
@ Cost of securities........................................   $1,102,647           $1,684,954
                                                               ----------           ----------
@ Market value of securities on loan........................   $  136,923           $       --
                                                               ----------           ----------
 ++ Cash held as Collateral on Loaned Securities............   $       --           $       --
                                                               ----------           ----------
 # Cost of foreign currency on deposit with custodian.......   $       --           $       --
                                                               ----------           ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     HARTFORD                     HARTFORD
     MORTGAGE                     SMALLCAP                  HARTFORD        HARTFORD                    HARTFORD
    SECURITIES     HARTFORD        GROWTH      HARTFORD       TOTAL      U.S. GOVERNMENT   HARTFORD       VALUE
       HLS       SMALL COMPANY      HLS         STOCK      RETURN BOND     SECURITIES       VALUE     OPPORTUNITIES
       FUND        HLS FUND         FUND       HLS FUND     HLS FUND        HLS FUND       HLS FUND     HLS FUND
    ----------   -------------   ----------   ----------   -----------   ---------------   --------   -------------
    $  753,316    $1,270,225     $1,112,043   $6,075,907   $4,244,192      $1,007,526      $311,056     $526,804
             1             1              1           1            --              --           --            --
            --            82             --          --            43              --           --           240
            --             3             --          --        19,027              --           --             1
        13,251        22,916         36,187     195,182        32,147              83           --         2,882
            35            --             96          --        35,699          33,929           --           534
         2,500           151            382       6,280        28,090           4,884          232           693
            --           159             --          --            --              --            4            --
            --            --             --          --            --              --           --            --
            --            --             --          --            --              --           --            --
            --           163             --          --            22               1            1            --
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
       769,103     1,293,700      1,148,709   6,277,370     4,359,220       1,046,423      311,293       531,154
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
            --             2             --          21         2,677              --           --             3
            --            --             --          --           120              --           --            --
            --       174,214        250,647     315,065       287,435          71,567        3,569        20,139
        98,292        32,890         37,254      66,045       341,263          90,168        1,533        18,778
            32         3,007          2,093       2,970            --              --           23            --
            --            --             --          --            --              --           --            --
            --             1             --           3             2              --           --            --
            --            --             16         737            --              --           --            --
            --            --             --          --            --              --           --            --
            --            --             --          --            --              --           --            --
            47            93             50         457           392              71           21            37
            --            --             10          31            --              --           --             9
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
        98,371       210,207        290,070     385,329       631,889         161,806        5,146        38,966
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
    $  670,732    $1,083,493     $  858,639   $5,892,041   $3,727,331      $  884,617      $306,147     $492,188
    ==========    ==========     ==========   ==========   ==========      ==========      ========     ========
    $  662,599    $1,020,949     $  773,896   $6,248,108   $3,581,635      $  883,049      $261,905     $434,465
        14,215          (876)           524      37,395        79,134          13,719        1,794         2,507
        (8,002)     (119,177)        16,011    (639,634)       25,326         (10,718)         675        15,298
         1,920       182,597         68,208     246,172        41,236          (1,433)      41,773        39,918
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
    $  670,732    $1,083,493     $  858,639   $5,892,041   $3,727,331      $  884,617      $306,147     $492,188
    ==========    ==========     ==========   ==========   ==========      ==========      ========     ========
    $    0.001    $    0.001     $    0.001   $   0.001    $    0.001      $    0.001      $ 0.001      $  0.001
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
        58,645        64,158         41,379     130,090       316,145          79,958       28,861        27,530
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
     1,200,000     1,500,000        700,000   4,000,000     5,000,000         700,000      800,000       700,000
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
    $    11.46    $    16.93     $    20.77   $   45.31    $    11.81      $    11.08      $ 10.63      $  17.91
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
        43,167        51,964         29,453     113,902       223,919          50,400       16,996        19,478
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
       900,000     1,125,000        500,000   3,000,000     4,400,000         500,000      600,000       500,000
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
    $  494,661    $  879,745     $  611,746   $5,160,974   $2,645,196      $  558,337      $180,605     $348,878
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
    $    11.38    $    16.71     $    20.70   $   45.16    $    11.73      $    11.04      $ 10.58      $  17.80
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
        15,478        12,194         11,926      16,188        92,226          29,558       11,865         8,052
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
       300,000       375,000        200,000   1,000,000       600,000         200,000      200,000       200,000
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
    $  176,071    $  203,748     $  246,893   $ 731,067    $1,082,135      $  326,280      $125,542     $143,310
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
    $  751,396    $1,087,630     $1,044,108   $5,829,012   $4,218,640      $1,008,959      $269,283     $486,887
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
    $       --    $  168,795     $  239,814   $ 304,100    $  281,693      $   70,055      $ 3,493      $ 19,640
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
    $       --    $       --     $       --   $      --    $       --      $       --      $    --      $     --
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------
    $       --    $       82     $       --   $      --    $       42      $       --      $    --      $    239
    ----------    ----------     ----------   ----------   ----------      ----------      --------     --------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF OPERATIONS
 FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                                              HARTFORD
                                                                  HARTFORD              CAPITAL APPRECIATION
                                                              ADVISERS HLS FUND               HLS FUND
                                                              -----------------         --------------------
INVESTMENT INCOME:
  Dividends.................................................      $ 61,504                  $    95,209
  Interest..................................................        73,020                        2,233
  Securities lending........................................         1,314                        1,168
  Miscellaneous.............................................            80                        2,281
  Less: Foreign tax withheld................................          (512)                      (4,350)
                                                                  --------                  -----------
    Total investment income (loss)..........................       135,406                       96,541
                                                                  --------                  -----------
EXPENSES:
  Investment advisory fees..................................        22,708                       27,553
  Administrative services fees..............................        10,486                       12,762
  Accounting services.......................................         1,049                        1,276
  Board of Directors fees...................................            91                          102
  Custodian fees, gross.....................................            21                        2,009
  Distribution fees -- Class IB.............................         1,749                        3,093
  Other expenses............................................           911                        1,073
                                                                  --------                  -----------
    Total expenses (before waivers and fees paid
     indirectly)............................................        37,015                       47,868
  Less: Waivers and fees paid indirectly
    Advisory fee waiver.....................................          (558)                          --
    Commissions recaptured..................................          (468)                      (2,122)
    Custodian offsets.......................................            (6)                          (8)
                                                                  --------                  -----------
    Total expenses, net.....................................        35,983                       45,738
                                                                  --------                  -----------
  Net investment income (loss)..............................        99,423                       50,803
                                                                  --------                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................       289,925                      929,481
  Net realized gain (loss) on futures contracts.............         4,769                           --
  Net realized gain (loss) on forward foreign bonds.........            --                           --
  Net realized gain (loss) on forward foreign currency
    contracts...............................................          (885)                      (1,043)
  Net realized gain (loss) on foreign currency
    transactions............................................         1,085                         (314)
  Net realized gain (loss) on option contracts..............            --                           --
  Net unrealized appreciation (depreciation) on
    securities..............................................      (332,822)                  (1,120,758)
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................        (1,324)                          --
  Net unrealized appreciation (depreciation) on forward
    foreign bonds...........................................            --                           --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................           (25)                          36
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...            43                         (428)
  Net unrealized appreciation (depreciation) on option
    contracts...............................................            --                           --
                                                                  --------                  -----------
  Net realized and unrealized gain (loss) on investments....       (39,234)                    (193,026)
                                                                  --------                  -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................      $ 60,189                  $  (142,223)
                                                                  ========                  ===========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                                                HARTFORD
                           HARTFORD                                                           HARTFORD           GLOBAL
         HARTFORD        DIVIDEND AND     HARTFORD         HARTFORD         HARTFORD           GLOBAL          FINANCIAL
    DISCIPLINED EQUITY      GROWTH      EQUITY INCOME       FOCUS        GLOBAL ADVISERS   COMMUNICATIONS       SERVICES
         HLS FUND          HLS FUND       HLS FUND         HLS FUND         HLS FUND          HLS FUND          HLS FUND
    ------------------   ------------   -------------   --------------   ---------------   --------------   ----------------
         $  9,211         $  69,575        $ 2,433          $ 700           $  2,362          $   645           $   588
              527             2,912             86             35              2,729                2                 2
               29               518             --             --                 91               15                 9
              179               148             --             --                 14                2                --
               --            (1,234)            (6)            (4)              (196)             (51)              (40)
         --------         ---------        -------          -----           --------          -------           -------
            9,946            71,919          2,513            731              5,000              613               559
         --------         ---------        -------          -----           --------          -------           -------
            2,707            13,430            533            275              1,198               86               124
            1,070             6,116            170             85                433               26                38
              107               612             17              8                 43                3                 4
                8                47              1              1                  3               --                --
                7                11              8              2                 90               11                12
              366             1,770             50             48                105               14                23
               95               475             10              7                 35                4                 3
         --------         ---------        -------          -----           --------          -------           -------
            4,360            22,461            789            426              1,907              144               204
               --                --            (86)            --                 --               --                --
              (99)             (314)            (9)           (11)              (197)              (8)               (9)
               --                (5)            --             --                 (5)              --                --
         --------         ---------        -------          -----           --------          -------           -------
            4,261            22,142            694            415              1,705              136               195
         --------         ---------        -------          -----           --------          -------           -------
            5,685            49,777          1,819            316              3,295              477               364
         --------         ---------        -------          -----           --------          -------           -------
           25,863            81,903            323             40              8,032            1,785             1,055
             (612)               --             --              1                900               --                --
               --                --             --             --                 21               --                --
               --                --             --             (8)             2,466               (2)              (11)
               --               (39)             6             13                 18                2                 7
               --                --             --             --               (159)              --                --
          (16,445)         (177,434)        (1,184)          (841)           (33,101)          (2,134)           (2,204)
             (565)               --             --            (14)               145               --                --
               --                --             --             --               (360)              --                --
               --                --             --             --              3,910               --                (1)
               --                --             --             --              2,394               (7)               (2)
               --                --             --             --                (21)              --                --
         --------         ---------        -------          -----           --------          -------           -------
            8,241           (95,570)          (855)          (809)           (15,755)            (356)           (1,156)
         --------         ---------        -------          -----           --------          -------           -------
         $ 13,926         $ (45,793)       $   964          $(493)          $(12,460)         $   121           $  (792)
         ========         =========        =======          =====           ========          =======           =======


       HARTFORD
     GLOBAL HEALTH
       HLS FUND
     -------------
       $  2,403
             57
             58
             --
           (146)
       --------
          2,372
       --------
          1,268
            402
             40
              3
             19
            146
             31
       --------
          1,909
             --
            (39)
             (1)
       --------
          1,869
       --------
            503
       --------
         15,601
             (6)
             --
            (29)
             74
             --
        (22,559)
             --
             --
            (12)
             (1)
             --
       --------
         (6,932)
       --------
       $ (6,429)
       ========

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                 HARTFORD                HARTFORD
                                                              GLOBAL LEADERS         GLOBAL TECHNOLOGY
                                                                 HLS FUND                HLS FUND
                                                              --------------         -----------------
INVESTMENT INCOME:
  Dividends.................................................    $  11,096                 $   368
  Interest..................................................          229                      12
  Securities lending........................................          461                      27
  Miscellaneous.............................................           --                      --
  Less: Foreign tax withheld................................       (1,027)                    (22)
                                                                ---------                 -------
    Total investment income (loss)..........................       10,759                     385
                                                                ---------                 -------
EXPENSES:
  Investment advisory fees..................................        2,986                     442
  Administrative services fees..............................        1,201                     136
  Accounting services.......................................          120                      14
  Board of Directors fees...................................            9                       1
  Custodian fees, gross.....................................          197                      13
  Distribution fees -- Class IB.............................          332                      51
  Other expenses............................................          113                      21
                                                                ---------                 -------
    Total expenses (before waivers and fees paid
     indirectly)............................................        4,958                     678
  Less: Waivers and fees paid indirectly
    Advisory fee waiver.....................................           --                      --
    Commissions recaptured..................................         (946)                    (31)
    Custodian offsets.......................................           --                      --
                                                                ---------                 -------
    Total expenses, net.....................................        4,012                     647
                                                                ---------                 -------
  Net investment income (loss)..............................        6,747                    (262)
                                                                ---------                 -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................       23,304                   3,595
  Net realized gain (loss) on futures contracts.............           --                      --
  Net realized gain (loss) on forward foreign bonds.........           --                      --
  Net realized gain (loss) on forward foreign currency
    contracts...............................................         (189)                     (4)
  Net realized gain (loss) on foreign currency
    transactions............................................         (147)                     (5)
  Net realized gain (loss) on option contracts..............           --                      --
  Net unrealized appreciation (depreciation) on
    securities..............................................     (120,354)                 (9,065)
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................           --                      --
  Net unrealized appreciation (depreciation) on forward
    foreign bonds...........................................           --                      --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................           (2)                      1
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...          (42)                     11
  Net unrealized appreciation (depreciation) on option
    contracts...............................................           --                      --
                                                                ---------                 -------
  Net realized and unrealized gain (loss) on investments....      (97,430)                 (5,467)
                                                                ---------                 -------
  Net increase (decrease) in net assets resulting from
    operations..............................................    $ (90,683)                $(5,729)
                                                                =========                 =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                          HARTFORD            HARTFORD           HARTFORD
    HARTFORD         HARTFORD          HARTFORD                     INTERNATIONAL CAPITAL   INTERNATIONAL   INTERNATIONAL SMALL
     GROWTH    GROWTH OPPORTUNITIES   HIGH YIELD      HARTFORD          APPRECIATION        OPPORTUNITIES         COMPANY
    HLS FUND         HLS FUND          HLS FUND    INDEX HLS FUND         HLS FUND            HLS FUND           HLS FUND
    --------   --------------------   ----------   --------------   ---------------------   -------------   -------------------
    $ 1,705          $  3,907          $     11       $ 19,029            $  6,552            $  18,279          $  2,831
        231               229            26,927            213                 286                  465                73
         --               543               205             91                 245                  742               100
         --               863               500              8                  --                   --                --
        (22)              (49)               --             --                (784)              (2,343)             (284)
    -------          --------          --------       --------            --------            ---------          --------
      1,914             5,493            27,643         19,341               6,299               17,143             2,720
    -------          --------          --------       --------            --------            ---------          --------
      1,307             2,830             2,027          2,042               1,323                3,212               583
        433                --               775          2,100                 420                1,307               179
         43                --                77            210                  42                  131                18
          3                 7                 6             18                   2                   10                 1
          8                32                13             24                 146                  369               115
        216               149               372            313                 210                  325                80
         28               102                77            181                  29                  111                13
    -------          --------          --------       --------            --------            ---------          --------
      2,038             3,120             3,347          4,888               2,172                5,465               989
         --                --                --             --                  --                   --                --
        (61)             (382)               --             --                (234)                (600)              (52)
         --               (19)               --             (2)                 --                   (1)               --
    -------          --------          --------       --------            --------            ---------          --------
      1,977             2,719             3,347          4,886               1,938                4,864               937
    -------          --------          --------       --------            --------            ---------          --------
        (63)            2,774            24,296         14,455               4,361               12,279             1,783
    -------          --------          --------       --------            --------            ---------          --------
      1,036            34,363             4,092         53,398              (2,465)              98,618             9,569
         --                --              (589)          (270)                 --                   --                --
         --                --                --             --                  --                   --                --
         --               320               215             --                (175)                 259              (177)
         --              (295)             (449)            --                  44                 (726)              246
         --                --                --             --                  --                   --                --
     (4,882)          (23,822)          (25,411)       (90,833)            (30,742)            (119,395)          (12,412)
         --                --               (83)          (418)                 --                   --                --
         --                --                --             --                  --                   --                --
         --                --               190             --                  (9)               1,562             4,241
         --                 2              (124)            --                 (19)                 (23)                5
         --                --                --             --                  --                   --                --
    -------          --------          --------       --------            --------            ---------          --------
     (3,846)           10,568           (22,159)       (38,123)            (33,366)             (19,705)            1,472
    -------          --------          --------       --------            --------            ---------          --------
    $(3,909)         $ 13,342          $  2,137       $(23,668)           $(29,005)           $  (7,426)         $  3,255
    =======          ========          ========       ========            ========            =========          ========


     HARTFORD
      MIDCAP
     HLS FUND
     --------
     $ 11,109
          954
          106
          725
          (11)
     --------
       12,883
     --------
        5,492
        2,380
          238
           19
           24
          272
          190
     --------
        8,615
           --
         (229)
           --
     --------
        8,386
     --------
        4,497
     --------
      199,372
           --
           --
         (173)
          288
           --
      (81,780)
           --
           --
           --
            9
           --
     --------
      117,716
     --------
     $122,213
     ========

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                HARTFORD             HARTFORD
                                                              MIDCAP VALUE         MONEY MARKET
                                                                HLS FUND             HLS FUND
                                                              ------------         ------------
INVESTMENT INCOME:
  Dividends.................................................    $  6,404             $    --
  Interest..................................................         161              22,433
  Securities lending........................................          54                  --
  Miscellaneous.............................................          16                  --
  Less: Foreign tax withheld................................        (167)                 --
                                                                --------             -------
    Total investment income (loss)..........................       6,468              22,433
                                                                --------             -------
EXPENSES:
  Investment advisory fees..................................       3,113               2,021
  Administrative services fees..............................       1,128               1,617
  Accounting services.......................................         113                 162
  Board of Directors fees...................................           9                  14
  Custodian fees, gross.....................................          38                   3
  Distribution fees -- Class IB.............................         508                 325
  Other expenses............................................         101                 149
                                                                --------             -------
    Total expenses (before waivers and fees paid
     indirectly)............................................       5,010               4,291
  Less: Waivers and fees paid indirectly
    Advisory fee waiver.....................................          --                  --
    Commissions recaptured..................................        (145)                 --
    Custodian offsets.......................................          --                  (2)
                                                                --------             -------
    Total expenses, net.....................................       4,865               4,289
                                                                --------             -------
  Net investment income (loss)..............................       1,603              18,144
                                                                --------             -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................      81,687                  --
  Net realized gain (loss) on futures contracts.............          --                  --
  Net realized gain (loss) on forward foreign bonds.........          --                  --
  Net realized gain (loss) on forward foreign currency
    contracts...............................................         (14)                 --
  Net realized gain (loss) on foreign currency
    transactions............................................         (54)                 --
  Net realized gain (loss) on option contracts..............          --                  --
  Net unrealized appreciation (depreciation) on
    securities..............................................     (68,947)                 --
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................          --                  --
  Net unrealized appreciation (depreciation) on forward
    foreign bonds...........................................          --                  --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................          --                  --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...           3                  --
  Net unrealized appreciation (depreciation) on option
    contracts...............................................          --                  --
                                                                --------             -------
  Net realized and unrealized gain (loss) on investments....      12,675                  --
                                                                --------             -------
  Net increase (decrease) in net assets resulting from
    operations..............................................    $ 14,278             $18,144
                                                                ========             =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                               HARTFORD
         HARTFORD           HARTFORD         HARTFORD       HARTFORD        HARTFORD        U.S. GOVERNMENT   HARTFORD
    MORTGAGE SECURITIES   SMALL COMPANY   SMALLCAP GROWTH     STOCK     TOTAL RETURN BOND     SECURITIES       VALUE
         HLS FUND           HLS FUND         HLS FUND       HLS FUND        HLS FUND           HLS FUND       HLS FUND
    -------------------   -------------   ---------------   ---------   -----------------   ---------------   --------
          $    --           $  2,511         $  2,425       $ 51,410        $     89            $    --        $3,091
           15,692                174              341          1,786          77,950             15,904            67
               --                300              199             92             498                112            13
               --                170              166              1             193                 34            15
               --               (163)              (3)          (395)             --                 --           (13)
          -------           --------         --------       ---------       --------            -------        ------
           15,692              2,992            3,128         52,894          78,730             16,050         3,173
          -------           --------         --------       ---------       --------            -------        ------
              848              2,664            2,278          7,758           4,647              1,850           898
              679              1,049               --          6,033           3,544                 --           291
               68                105               --            603             354                 --            29
                6                  9                5             51              28                  6             2
                7                 49                7              8              60                  5             5
              221                259              265            896           1,287                389           152
               52                 97               65            521             302                 82            23
          -------           --------         --------       ---------       --------            -------        ------
            1,881              4,232            2,620         15,870          10,222              2,332         1,400
               --                 --               --             --              --                 --            --
               --               (362)             (20)          (333)             --                 --           (18)
               (3)                (2)              --             (1)            (31)                (3)           (1)
          -------           --------         --------       ---------       --------            -------        ------
            1,878              3,868            2,600         15,536          10,191              2,329         1,381
          -------           --------         --------       ---------       --------            -------        ------
           13,814               (876)             528         37,358          68,539             13,721         1,792
          -------           --------         --------       ---------       --------            -------        ------
            1,645             55,345           44,628        195,925          28,978             (1,685)        2,481
               --                 --              (48)            --             482                 --            --
               --                 --               --             --            (889)                --            --
               --                (90)              --           (842)           (199)                --            --
               --                178               --          1,003          (1,212)                --             1
               --                 --              138             --             (74)                --            --
           (2,093)           (14,328)         (21,157)      (256,669)        (34,062)              (240)         (205)
               --                 --              216           (737)             --                 --            --
               --                 --               --             --              --                 --            --
               --                  2               --            (21)         26,945                 --            --
               --                 --               --             35            (351)                --            --
               --                 --               --             --              --                 --            --
          -------           --------         --------       ---------       --------            -------        ------
             (448)            41,107           23,777        (61,306)         19,618             (1,925)        2,277
          -------           --------         --------       ---------       --------            -------        ------
          $13,366           $ 40,231         $ 24,305       $(23,948)       $ 88,157            $11,796        $4,069
          =======           ========         ========       =========       ========            =======        ======


          HARTFORD
     VALUE OPPORTUNITIES
          HLS FUND
     -------------------
           $ 3,893
               124
                67
                 6
              (165)
           -------
             3,925
           -------
             1,250
                --
                --
                 3
                21
               129
                33
           -------
             1,436
                --
               (21)
                (1)
           -------
             1,414
           -------
             2,511
           -------
            16,266
                --
                --
               (53)
                32
                --
            (9,723)
                --
                --
                (6)
                11
                --
           -------
             6,527
           -------
           $ 9,038
           =======

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         HARTFORD ADVISERS HLS FUND
                                                              ------------------------------------------------
                                                                     FOR THE
                                                              SIX MONTH PERIOD ENDED              FOR THE
                                                                  JUNE 30, 2005                 YEAR ENDED
                                                                   (UNAUDITED)               DECEMBER 31, 2004
                                                              ----------------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................       $    99,423                  $   241,757
  Net realized gain (loss) on investments...................           294,894                      385,409
  Net unrealized appreciation (depreciation) on
    investments.............................................          (334,128)                    (226,840)
                                                                   -----------                  -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................            60,189                      400,326
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................          (104,699)                    (202,407)
    Class IB................................................           (14,704)                     (26,369)
  From net realized gain on investments
    Class IA................................................                --                           --
    Class IB................................................                --                           --
                                                                   -----------                  -----------
  Total distributions.......................................          (119,403)                    (228,776)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................           113,129                      684,089
    Issued in merger........................................                --                           --
    Issued on reinvestment of distributions.................           104,699                      202,407
    Redeemed................................................        (1,109,239)                  (1,694,597)
                                                                   -----------                  -----------
  Total Cost of Shares......................................          (891,411)                    (808,101)
  Class IB
    Sold....................................................            40,132                      296,277
    Issued on reinvestment of distributions.................            14,704                       26,369
    Redeemed................................................          (128,251)                    (146,492)
                                                                   -----------                  -----------
  Total Cost of Shares......................................           (73,415)                     176,154
                                                                   -----------                  -----------
  Net increase (decrease) from capital share transactions...          (964,826)                    (631,947)
                                                                   -----------                  -----------
  Net increase (decrease) in net assets.....................        (1,024,040)                    (460,397)
NET ASSETS:
  Beginning of period.......................................       $11,161,693                  $11,622,090
                                                                   ===========                  ===========
  End of period.............................................       $10,137,653                  $11,161,693
                                                                   ===========                  ===========
  Accumulated undistributed net investment income (loss)....       $    99,459                  $   119,439
                                                                   ===========                  ===========
SHARES:
  Class IA
    Sold....................................................             4,942                       30,227
    Issued in merger........................................                --                           --
    Issued on reinvestment of distributions.................             4,510                        8,863
    Redeemed................................................           (48,419)                     (75,051)
                                                                   -----------                  -----------
  Total Shares..............................................           (38,967)                     (35,961)
                                                                   -----------                  -----------
  Class IB
    Sold....................................................             1,744                       13,009
    Issued on reinvestment of distributions.................               630                        1,148
    Redeemed................................................            (5,571)                      (6,454)
                                                                   -----------                  -----------
  Total Shares..............................................            (3,197)                       7,703
                                                                   -----------                  -----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

            HARTFORD CAPITAL                  HARTFORD DISCIPLINED                  HARTFORD DIVIDEND
          APPRECIATION HLS FUND                  EQUITY HLS FUND                   AND GROWTH HLS FUND
    ---------------------------------   ---------------------------------   ---------------------------------
       FOR THE                             FOR THE                             FOR THE
      SIX MONTH                           SIX MONTH                           SIX MONTH
    PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE
    JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005      YEAR ENDED
     (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)    DECEMBER 31, 2004
    -------------   -----------------   -------------   -----------------   -------------   -----------------
     $    50,803       $    83,808       $    5,685        $   13,344        $   49,777        $   89,028
         928,124         1,594,708           25,251            45,382            81,864           207,825
      (1,121,150)          430,300          (17,010)           19,389          (177,434)          362,363
     -----------       -----------       ----------        ----------        ----------        ----------
        (142,223)        2,108,816           13,926            78,115           (45,793)          659,216
         (31,506)          (33,253)          (2,443)           (8,044)          (11,344)          (60,106)
          (5,392)           (4,962)            (832)           (2,377)           (2,931)          (15,428)
        (261,243)               --               --                --           (67,031)               --
         (64,518)               --               --                --           (20,568)               --
     -----------       -----------       ----------        ----------        ----------        ----------
        (362,659)          (38,215)          (3,275)          (10,421)         (101,874)          (75,534)
         453,876         1,880,828          156,841           255,836           429,303         1,178,376
              --                --               --                --                --                --
         292,749            33,253            2,443             8,044            78,376            60,106
        (853,025)       (1,777,088)        (100,856)         (229,501)         (337,866)         (901,504)
     -----------       -----------       ----------        ----------        ----------        ----------
        (106,400)          136,993           58,428            34,379           169,813           336,980
         199,219           708,826           61,182           118,213           135,733           420,242
          69,910             4,962              832             2,377            23,498            15,428
        (163,301)         (155,787)         (12,697)          (23,252)          (57,949)          (73,452)
     -----------       -----------       ----------        ----------        ----------        ----------
         105,828           558,001           49,317            97,338           101,282           362,218
     -----------       -----------       ----------        ----------        ----------        ----------
            (572)          694,994          107,745           131,717           271,095           699,198
     -----------       -----------       ----------        ----------        ----------        ----------
        (505,454)        2,765,595          118,396           199,411           123,428         1,282,880
     $13,257,743       $10,492,148       $1,041,109        $  841,698        $6,113,074        $4,830,194
     ===========       ===========       ==========        ==========        ==========        ==========
     $12,752,289       $13,257,743       $1,159,505        $1,041,109        $6,236,502        $6,113,074
     ===========       ===========       ==========        ==========        ==========        ==========
     $    44,597       $    30,692       $    5,705        $    3,295        $   49,805        $   14,303
     ===========       ===========       ==========        ==========        ==========        ==========
           8,668            39,789           13,103            22,630            20,800            61,247
              --                --               --                --                --                --
           5,643               646              199               676             3,777             2,922
         (16,386)          (37,673)          (8,422)          (20,373)          (16,343)          (46,811)
     -----------       -----------       ----------        ----------        ----------        ----------
          (2,075)            2,762            4,880             2,933             8,234            17,358
     -----------       -----------       ----------        ----------        ----------        ----------
           3,863            15,087            5,192            10,515             6,619            21,987
           1,354                97               68               201             1,137               752
          (3,161)           (3,353)          (1,076)           (2,068)           (2,829)           (3,832)
     -----------       -----------       ----------        ----------        ----------        ----------
           2,056            11,831            4,184             8,648             4,927            18,907
     -----------       -----------       ----------        ----------        ----------        ----------

          HARTFORD EQUITY INCOME
                 HLS FUND
     ---------------------------------
        FOR THE
       SIX MONTH
     PERIOD ENDED         FOR THE
     JUNE 30, 2005      YEAR ENDED
      (UNAUDITED)    DECEMBER 31, 2004
     -------------   -----------------
       $  1,819          $  1,061
            329              (260)
         (1,184)            7,866
       --------          --------
            964             8,667
             (1)             (842)
             --              (206)
             --                (2)
             --                (1)
       --------          --------
             (1)           (1,051)
         95,944            81,317
             --                --
              1               844
         (2,954)           (6,423)
       --------          --------
         92,991            75,738
         52,511            24,745
             --               207
         (3,090)           (3,354)
       --------          --------
         49,421            21,598
       --------          --------
        142,412            97,336
       --------          --------
        143,375           104,952
       $115,072          $ 10,120
       ========          ========
       $258,447          $115,072
       ========          ========
       $  1,820          $      2
       ========          ========
          8,236             7,477
             --                --
             --                73
           (254)             (595)
       --------          --------
          7,982             6,955
       --------          --------
          4,518             2,280
             --                18
           (265)             (308)
       --------          --------
          4,253             1,990
       --------          --------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                          HARTFORD FOCUS HLS FUND
                                                              ------------------------------------------------
                                                                     FOR THE
                                                              SIX MONTH PERIOD ENDED              FOR THE
                                                                  JUNE 30, 2005                 YEAR ENDED
                                                                   (UNAUDITED)               DECEMBER 31, 2004
                                                              ----------------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................         $   316                     $    853
  Net realized gain (loss) on investments...................              46                        9,330
  Net unrealized appreciation (depreciation) on
    investments.............................................            (855)                      (7,487)
                                                                     -------                     --------
  Net increase (decrease) in net assets resulting from
    operations..............................................            (493)                       2,696
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................            (507)                        (148)
    Class IB................................................            (314)                         (55)
  From net realized gain on investments
    Class IA................................................          (1,785)                          --
    Class IB................................................          (1,463)                          --
                                                                     -------                     --------
  Total distributions.......................................          (4,069)                        (203)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................           4,203                       12,917
    Issued in merger........................................              --                           --
    Issued on reinvestment of distributions.................           2,292                          148
    Redeemed................................................          (8,516)                     (14,800)
                                                                     -------                     --------
  Total Cost of Shares......................................          (2,021)                      (1,735)
  Class IB
    Sold....................................................           2,530                       12,940
    Issued on reinvestment of distributions.................           1,777                           55
    Redeemed................................................          (6,739)                     (12,211)
                                                                     -------                     --------
  Total Cost of Shares......................................          (2,432)                         784
                                                                     -------                     --------
  Net increase (decrease) from capital share transactions...          (4,453)                        (951)
                                                                     -------                     --------
  Net increase (decrease) in net assets.....................          (9,015)                       1,542
NET ASSETS:
  Beginning of period.......................................         $91,107                     $ 89,565
                                                                     =======                     ========
  End of period.............................................         $82,092                     $ 91,107
                                                                     =======                     ========
  Accumulated undistributed net investment income (loss)....         $   313                     $    818
                                                                     =======                     ========
SHARES:
  Class IA
    Sold....................................................             421                        1,318
    Issued in merger........................................              --                           --
    Issued on reinvestment of distributions.................             234                           15
    Redeemed................................................            (855)                      (1,509)
                                                                     -------                     --------
  Total Shares..............................................            (200)                        (176)
                                                                     -------                     --------
  Class IB
    Sold....................................................             255                        1,326
    Issued on reinvestment of distributions.................             182                            6
    Redeemed................................................            (677)                      (1,251)
                                                                     -------                     --------
  Total Shares..............................................            (240)                          81
                                                                     -------                     --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                         HARTFORD GLOBAL COMMUNICATIONS     HARTFORD GLOBAL FINANCIAL SERVICES
      HARTFORD GLOBAL ADVISERS HLS                  HLS FUND                             HLS FUND
    ---------------------------------   ---------------------------------   -----------------------------------
       FOR THE                             FOR THE                             FOR THE
      SIX MONTH                           SIX MONTH                           SIX MONTH
    PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE         PERIOD ENDED         FOR THE
    JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005        YEAR ENDED
     (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)     DECEMBER 31, 2004
    -------------   -----------------   -------------   -----------------   --------------   ------------------
      $  3,295          $  4,780           $   477          $    499           $   364            $   679
        11,278            35,847             1,785             5,215             1,051              1,573
       (27,033)            4,912            (2,141)             (417)           (2,207)             2,178
      --------          --------           -------          --------           -------            -------
       (12,460)           45,539               121             5,297              (792)             4,430
        (6,531)              (62)             (271)               --              (368)                --
        (1,282)               --              (174)               --              (287)                --
            --                --               (39)               --               (19)                --
            --                --               (29)               --               (17)                --
      --------          --------           -------          --------           -------            -------
        (7,813)              (62)             (513)               --              (691)                --
        21,573            61,283               206             7,903               175              5,811
            --                --                --                --                --                 --
         6,531                62               309                --               387                 --
       (34,553)          (49,908)           (2,466)          (10,774)           (2,135)            (5,121)
      --------          --------           -------          --------           -------            -------
        (6,449)           11,437            (1,951)           (2,871)           (1,573)               690
        12,309            47,912               258             5,002               149              5,736
         1,282                --               204                --               304                 --
       (23,043)           (9,218)           (1,049)           (5,362)           (1,917)            (4,069)
      --------          --------           -------          --------           -------            -------
        (9,452)           38,694              (587)             (360)           (1,464)             1,667
      --------          --------           -------          --------           -------            -------
       (15,901)           50,131            (2,538)           (3,231)           (3,037)             2,357
      --------          --------           -------          --------           -------            -------
       (36,174)           95,608            (2,930)            2,066            (4,520)             6,787
      $449,694          $354,086           $29,656          $ 27,590           $41,783            $34,996
      ========          ========           =======          ========           =======            =======
      $413,520          $449,694           $26,726          $ 29,656           $37,263            $41,783
      ========          ========           =======          ========           =======            =======
      $  4,742          $  9,260           $   476          $    444           $   365            $   656
      ========          ========           =======          ========           =======            =======
         1,775             5,163                25             1,073                17                590
            --                --                --                --                --                 --
           540                 5                35                --                37                 --
        (2,863)           (4,251)             (295)           (1,501)             (203)              (523)
      --------          --------           -------          --------           -------            -------
          (548)              917              (235)             (428)             (149)                67
      --------          --------           -------          --------           -------            -------
         1,022             4,034                31               687                14                584
           107                --                23                --                29                 --
        (1,927)             (794)             (126)             (747)             (183)              (419)
      --------          --------           -------          --------           -------            -------
          (798)            3,240               (72)              (60)             (140)               165
      --------          --------           -------          --------           -------            -------

          HARTFORD GLOBAL HEALTH
                 HLS FUND
     ---------------------------------
        FOR THE
       SIX MONTH
     PERIOD ENDED         FOR THE
     JUNE 30, 2005      YEAR ENDED
      (UNAUDITED)    DECEMBER 31, 2004
     -------------   -----------------
       $    503          $     (3)
         15,640            28,961
        (22,572)           19,367
       --------          --------
         (6,429)           48,325
             --              (189)
             --                --
        (20,387)          (10,239)
         (8,453)           (4,207)
       --------          --------
        (28,840)          (14,635)
         12,368            62,722
             --                --
         20,387            10,428
        (35,037)          (56,708)
       --------          --------
         (2,282)           16,442
          3,230            30,741
          8,453             4,207
        (11,065)          (22,283)
       --------          --------
            618            12,665
       --------          --------
         (1,664)           29,107
       --------          --------
        (36,933)           62,797
       $435,233          $372,436
       ========          ========
       $398,300          $435,233
       ========          ========
       $    490          $    (13)
       ========          ========
            757             3,928
             --                --
          1,297               663
         (2,151)           (3,608)
       --------          --------
            (97)              983
       --------          --------
            200             1,939
            543               270
           (686)           (1,439)
       --------          --------
             57               770
       --------          --------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                      HARTFORD GLOBAL LEADERS HLS FUND
                                                              ------------------------------------------------
                                                                     FOR THE
                                                              SIX MONTH PERIOD ENDED              FOR THE
                                                                  JUNE 30, 2005                 YEAR ENDED
                                                                   (UNAUDITED)               DECEMBER 31, 2004
                                                              ----------------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................        $    6,747                  $    8,163
  Net realized gain (loss) on investments...................            22,968                     111,649
  Net unrealized appreciation (depreciation) on
    investments.............................................          (120,398)                     68,530
                                                                    ----------                  ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................           (90,683)                    188,342
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................            (2,544)                     (4,835)
    Class IB................................................              (520)                       (891)
  From net realized gain on investments
    Class IA................................................                --                          --
    Class IB................................................                --                          --
                                                                    ----------                  ----------
  Total distributions.......................................            (3,064)                     (5,726)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................            55,216                     262,835
    Issued in merger........................................                --                          --
    Issued on reinvestment of distributions.................             2,544                       4,835
    Redeemed................................................           (63,858)                   (138,832)
                                                                    ----------                  ----------
  Total Cost of Shares......................................            (6,098)                    128,838
  Class IB
    Sold....................................................            36,927                     127,774
    Issued on reinvestment of distributions.................               520                         891
    Redeemed................................................           (19,640)                    (19,431)
                                                                    ----------                  ----------
  Total Cost of Shares......................................            17,807                     109,234
                                                                    ----------                  ----------
  Net increase (decrease) from capital share transactions...            11,709                     238,072
                                                                    ----------                  ----------
  Net increase (decrease) in net assets.....................           (82,038)                    420,688
NET ASSETS:
  Beginning of period.......................................        $1,278,052                  $  857,364
                                                                    ==========                  ==========
  End of period.............................................        $1,196,014                  $1,278,052
                                                                    ==========                  ==========
  Accumulated undistributed net investment income (loss)....        $    6,939                  $    3,256
                                                                    ==========                  ==========
SHARES:
  Class IA
    Sold....................................................             3,196                      15,751
    Issued in merger........................................                --                          --
    Issued on reinvestment of distributions.................               146                         271
    Redeemed................................................            (3,728)                     (8,335)
                                                                    ----------                  ----------
  Total Shares..............................................              (386)                      7,687
                                                                    ----------                  ----------
  Class IB
    Sold....................................................             2,156                       7,696
    Issued on reinvestment of distributions.................                30                          50
    Redeemed................................................            (1,150)                     (1,194)
                                                                    ----------                  ----------
  Total Shares..............................................             1,036                       6,552
                                                                    ----------                  ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

       HARTFORD GLOBAL TECHNOLOGY                                             HARTFORD GROWTH OPPORTUNITIES
                HLS FUND                    HARTFORD GROWTH HLS FUND                    HLS FUND
    ---------------------------------   ---------------------------------   ---------------------------------
       FOR THE                             FOR THE                             FOR THE
      SIX MONTH                           SIX MONTH                           SIX MONTH
    PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE
    JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005      YEAR ENDED
     (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)    DECEMBER 31, 2004
    -------------   -----------------   -------------   -----------------   -------------   -----------------
      $   (262)         $     417         $    (63)         $     (38)        $   2,774         $   1,680
         3,586              3,372            1,036             16,387            34,388           106,241
        (9,053)            (4,435)          (4,882)            22,696           (23,820)           27,679
      --------          ---------         --------          ---------         ---------         ---------
        (5,729)              (646)          (3,909)            39,045            13,342           135,600
          (275)                --               --                 --                --                --
           (11)                --               --                 --                --                --
            --                 --          (10,095)            (1,476)               --                --
            --                 --           (6,770)            (1,054)               --                --
      --------          ---------         --------          ---------         ---------         ---------
          (286)                --          (16,865)            (2,530)               --                --
         8,323             75,005          117,919            310,174           118,371           421,995
            --                 --               --                 --                --                --
           275                 --           10,095              1,476                --                --
       (22,606)          (100,419)         (62,156)          (212,314)         (120,526)         (391,985)
      --------          ---------         --------          ---------         ---------         ---------
       (14,008)           (25,414)          65,858             99,336            (2,155)           30,010
         3,302             14,964           42,073             85,212            36,795            54,517
            11                 --            6,770              1,054                --                --
        (6,669)           (13,591)         (13,545)           (19,881)          (14,031)          (15,143)
      --------          ---------         --------          ---------         ---------         ---------
        (3,356)             1,373           35,298             66,385            22,764            39,374
      --------          ---------         --------          ---------         ---------         ---------
       (17,364)           (24,041)         101,156            165,721            20,609            69,384
      --------          ---------         --------          ---------         ---------         ---------
       (23,379)           (24,687)          80,382            202,236            33,951           204,984
      $157,988          $ 182,675         $420,368          $ 218,132         $ 961,570         $ 756,586
      ========          =========         ========          =========         =========         =========
      $134,609          $ 157,988         $500,750          $ 420,368         $ 995,521         $ 961,570
      ========          =========         ========          =========         =========         =========
      $   (273)         $     275         $    (63)         $      --         $   2,739         $     (35)
      ========          =========         ========          =========         =========         =========
         1,794             15,430            9,890             26,856             4,471            16,878
            --                 --               --                 --                --                --
            56                 --              841                123                --                --
        (4,888)           (21,141)          (5,175)           (18,429)           (4,543)          (15,719)
      --------          ---------         --------          ---------         ---------         ---------
        (3,038)            (5,711)           5,556              8,550               (72)            1,159
      --------          ---------         --------          ---------         ---------         ---------
           720              3,148            3,569              7,332             1,396             2,196
             2                 --              569                 88                --                --
        (1,458)            (2,904)          (1,151)            (1,732)             (533)             (624)
      --------          ---------         --------          ---------         ---------         ---------
          (736)               244            2,987              5,688               863             1,572
      --------          ---------         --------          ---------         ---------         ---------


       HARTFORD HIGH YIELD HLS FUND
     ---------------------------------
        FOR THE
       SIX MONTH
     PERIOD ENDED         FOR THE
     JUNE 30, 2005      YEAR ENDED
      (UNAUDITED)    DECEMBER 31, 2004
     -------------   -----------------
       $  24,296        $    47,255
           3,269             17,662
         (25,428)            (8,944)
       ---------        -----------
           2,137             55,973
         (30,128)           (21,904)
         (18,501)           (13,421)
              --                 --
              --                 --
       ---------        -----------
         (48,629)           (35,325)
         629,730          1,380,503
              --                 --
          30,128             21,904
        (653,773)        (1,378,701)
       ---------        -----------
           6,085             23,706
          38,480            121,952
          18,501             13,421
         (55,278)           (92,033)
       ---------        -----------
           1,703             43,340
       ---------        -----------
           7,788             67,046
       ---------        -----------
         (38,704)            87,694
       $ 828,553        $   740,859
       =========        ===========
       $ 789,849        $   828,553
       =========        ===========
       $  24,296        $    48,629
       =========        ===========
          62,126            138,832
              --                 --
           3,143              2,310
         (64,196)          (138,438)
       ---------        -----------
           1,073              2,704
       ---------        -----------
           3,824             12,288
           1,947              1,427
          (5,514)            (9,267)
       ---------        -----------
             257              4,448
       ---------        -----------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                       HARTFORD INDEX HLS FUND
                                                              ------------------------------------------
                                                                     FOR THE
                                                              SIX MONTH PERIOD ENDED        FOR THE
                                                                  JUNE 30, 2005           YEAR ENDED
                                                                   (UNAUDITED)         DECEMBER 31, 2004
                                                              ----------------------   -----------------
OPERATIONS:
  Net investment income (loss)..............................        $   14,455            $   34,210
  Net realized gain (loss) on investments...................            53,128                62,083
  Net unrealized appreciation (depreciation) on
    investments.............................................           (91,251)              115,680
                                                                    ----------            ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................           (23,668)              211,973
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................            (7,874)              (24,079)
    Class IB................................................              (967)               (2,641)
  From net realized gain on investments
    Class IA................................................           (56,659)               (6,629)
    Class IB................................................            (8,074)                 (777)
                                                                    ----------            ----------
  Total distributions.......................................           (73,574)              (34,126)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................            78,988               476,774
    Issued in merger........................................                --                    --
    Issued on reinvestment of distributions.................            64,533                30,708
    Redeemed................................................          (226,771)             (627,054)
                                                                    ----------            ----------
  Total Cost of Shares......................................           (83,250)             (119,572)
  Class IB
    Sold....................................................            34,455                82,627
    Issued on reinvestment of distributions.................             9,041                 3,418
    Redeemed................................................           (28,811)              (48,281)
                                                                    ----------            ----------
  Total Cost of Shares......................................            14,685                37,764
                                                                    ----------            ----------
  Net increase (decrease) from capital share transactions...           (68,565)              (81,808)
                                                                    ----------            ----------
  Net increase (decrease) in net assets.....................          (165,807)               96,039
NET ASSETS:
  Beginning of period.......................................        $2,226,429            $2,130,390
                                                                    ==========            ==========
  End of period.............................................        $2,060,622            $2,226,429
                                                                    ==========            ==========
  Accumulated undistributed net investment income (loss)....        $   14,456            $    8,842
                                                                    ==========            ==========
SHARES:
  Class IA
    Sold....................................................             2,489                15,779
    Issued in merger........................................                --                    --
    Issued on reinvestment of distributions.................             2,062                   974
    Redeemed................................................            (7,169)              (20,765)
                                                                    ----------            ----------
  Total Shares..............................................            (2,618)               (4,012)
                                                                    ----------            ----------
  Class IB
    Sold....................................................             1,098                 2,756
    Issued on reinvestment of distributions.................               290                   109
    Redeemed................................................              (917)               (1,609)
                                                                    ----------            ----------
  Total Shares..............................................               471                 1,256
                                                                    ----------            ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     HARTFORD INTERNATIONAL CAPITAL          HARTFORD INTERNATIONAL              HARTFORD INTERNATIONAL
          APPRECIATION HLS FUND              OPPORTUNITIES HLS FUND              SMALL COMPANY HLS FUND
    ---------------------------------   ---------------------------------   ---------------------------------
       FOR THE                             FOR THE                             FOR THE
      SIX MONTH                           SIX MONTH                           SIX MONTH
    PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE
    JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005      YEAR ENDED
     (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)    DECEMBER 31, 2004
    -------------   -----------------   -------------   -----------------   -------------   -----------------
      $  4,361          $  1,548         $   12,279        $   11,554         $  1,783          $  1,476
        (2,596)           17,685             98,151           131,534            9,638            11,754
       (30,770)           31,397           (117,856)           47,864           (8,166)            2,991
      --------          --------         ----------        ----------         --------          --------
       (29,005)           50,630             (7,426)          190,952            3,255            16,221
          (491)               --                 --            (6,901)              --                --
          (140)               --                 --            (1,242)              --                --
       (11,077)           (2,371)                --                --           (8,271)           (1,091)
        (8,153)           (1,778)                --                --           (4,673)             (653)
      --------          --------         ----------        ----------         --------          --------
       (19,861)           (4,149)                --            (8,143)         (12,944)           (1,744)
       122,518           137,463            114,064           284,129           60,947            46,933
            --                --                 --                --               --                --
        11,568             2,371                 --             6,901            8,271             1,091
       (17,620)          (24,602)           (92,667)         (211,327)         (16,382)          (17,177)
      --------          --------         ----------        ----------         --------          --------
       116,466           115,232             21,397            79,703           52,836            30,847
        97,231            85,762             58,918           172,461           25,014            34,535
         8,293             1,778                 --             1,242            4,673               653
        (7,327)          (34,212)           (37,928)          (33,585)          (6,850)           (8,542)
      --------          --------         ----------        ----------         --------          --------
        98,197            53,328             20,990           140,118           22,837            26,646
      --------          --------         ----------        ----------         --------          --------
       214,663           168,560             42,387           219,821           75,673            57,493
      --------          --------         ----------        ----------         --------          --------
       165,797           215,041             34,961           402,630           65,984            71,970
      $345,886          $130,845         $1,302,636        $  900,006         $138,762          $ 66,792
      ========          ========         ==========        ==========         ========          ========
      $511,683          $345,886         $1,337,597        $1,302,636         $204,746          $138,762
      ========          ========         ==========        ==========         ========          ========
      $  4,389          $    659         $   12,221        $      (58)        $  2,675          $    892
      ========          ========         ==========        ==========         ========          ========
        10,411            12,174              9,730            26,993            4,097             3,518
            --                --                 --                --               --                --
         1,026               215                 --               605              587                82
        (1,509)           (2,210)            (7,912)          (20,108)          (1,122)           (1,309)
      --------          --------         ----------        ----------         --------          --------
         9,928            10,179              1,818             7,490            3,562             2,291
         8,384             7,668              5,042            16,398            1,711             2,599
           741               162                 --               109              335                49
          (632)           (3,009)            (3,275)           (3,110)            (472)             (658)
      --------          --------         ----------        ----------         --------          --------
         8,493             4,821              1,767            13,397            1,574             1,990
      --------          --------         ----------        ----------         --------          --------


         HARTFORD MIDCAP HLS FUND
     ---------------------------------
        FOR THE
       SIX MONTH
     PERIOD ENDED         FOR THE
     JUNE 30, 2005      YEAR ENDED
      (UNAUDITED)    DECEMBER 31, 2004
     -------------   -----------------
      $    4,497        $    9,926
         199,487           169,206
         (81,771)          162,159
      ----------        ----------
         122,213           341,291
          (1,888)           (5,385)
              --              (233)
         (38,678)               --
          (3,869)               --
      ----------        ----------
         (44,435)           (5,618)
         269,932           702,203
              --                --
          40,566             5,385
        (294,023)         (766,235)
      ----------        ----------
          16,475           (58,647)
          25,167            43,175
           3,869               233
         (31,711)          (31,378)
      ----------        ----------
          (2,675)           12,030
      ----------        ----------
          13,800           (46,617)
      ----------        ----------
          91,578           289,056
      $2,415,376        $2,126,320
      ==========        ==========
      $2,506,954        $2,415,376
      ==========        ==========
      $    4,465        $    1,856
      ==========        ==========
           9,450            27,340
              --                --
           1,373               191
         (10,296)          (29,896)
      ----------        ----------
             527            (2,365)
             890             1,719
             132                 8
          (1,121)           (1,251)
      ----------        ----------
             (99)              476
      ----------        ----------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 HARTFORD MIDCAP VALUE HLS FUND
                                                              -------------------------------------
                                                              FOR THE SIX MONTH
                                                                PERIOD ENDED           FOR THE
                                                                JUNE 30, 2005        YEAR ENDED
                                                                 (UNAUDITED)      DECEMBER 31, 2004
                                                              -----------------   -----------------
OPERATIONS:
  Net investment income (loss)..............................     $    1,603          $    2,671
  Net realized gain (loss) on investments...................         81,619             106,280
  Net unrealized appreciation (depreciation) on
    investments.............................................        (68,944)             58,119
                                                                 ----------          ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................         14,278             167,070
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................         (2,194)               (873)
    Class IB................................................           (255)                (35)
  From net realized gain on investments
    Class IA................................................        (68,327)            (10,161)
    Class IB................................................        (37,536)             (5,744)
                                                                 ----------          ----------
  Total distributions.......................................       (108,312)            (16,813)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................        122,703             545,816
    Issued in merger........................................             --                  --
    Issued on reinvestment of distributions.................         70,522              11,034
    Redeemed................................................       (187,374)           (475,395)
                                                                 ----------          ----------
  Total Cost of Shares......................................          5,851              81,455
  Class IB
    Sold....................................................          1,583              97,679
    Issued on reinvestment of distributions.................         37,790               5,780
    Redeemed................................................        (50,851)            (39,138)
                                                                 ----------          ----------
  Total Cost of Shares......................................        (11,478)             64,321
                                                                 ----------          ----------
  Net increase (decrease) from capital share transactions...         (5,627)            145,776
                                                                 ----------          ----------
  Net increase (decrease) in net assets.....................        (99,661)            296,033
NET ASSETS:
  Beginning of period.......................................     $1,206,140          $  910,107
                                                                 ----------          ----------
  End of period.............................................     $1,106,479          $1,206,140
                                                                 ==========          ==========
  Accumulated undistributed net investment income (loss)....     $    1,586          $    2,432
                                                                 ==========          ==========
SHARES:
  Class IA
    Sold....................................................          8,825              42,652
    Issued in merger........................................             --                  --
    Issued on reinvestment of distributions.................          5,399                 862
    Redeemed................................................        (13,485)            (36,971)
                                                                 ----------          ----------
  Total Shares..............................................            739               6,543
                                                                 ----------          ----------
  Class IB
    Sold....................................................            115               7,786
    Issued on reinvestment of distributions.................          2,906                 454
    Redeemed................................................         (3,696)             (3,112)
                                                                 ----------          ----------
  Total Shares..............................................           (675)              5,128
                                                                 ----------          ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

             HARTFORD MONEY                     HARTFORD MORTGAGE                    HARTFORD SMALL
             MARKET HLS FUND                   SECURITIES HLS FUND                  COMPANY HLS FUND
    ---------------------------------   ---------------------------------   ---------------------------------
       FOR THE                             FOR THE                             FOR THE
      SIX MONTH                           SIX MONTH                           SIX MONTH
    PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE
    JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005      YEAR ENDED
     (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)    DECEMBER 31, 2004
    -------------   -----------------   -------------   -----------------   -------------   -----------------
     $   18,144        $   15,755         $  13,814         $  23,522        $     (876)       $   (4,945)
             --                --             1,645            (4,665)           55,433            98,611
             --                --            (2,093)            9,808           (14,326)           27,044
     ----------        ----------         ---------         ---------        ----------        ----------
         18,144            15,755            13,366            28,665            40,231           120,710
        (15,496)          (13,838)          (20,104)          (25,954)               --                --
         (2,648)           (1,917)           (6,761)           (8,355)               --                --
             --                --                --              (956)               --                --
             --                --                --              (323)               --                --
     ----------        ----------         ---------         ---------        ----------        ----------
        (18,144)          (15,755)          (26,865)          (35,588)               --                --
      2,565,721         4,564,702            69,418           108,306           231,969           685,603
             --                --                --                --                --                --
         15,496            13,838            20,104            26,910                --                --
     (2,550,952)       (4,893,454)         (105,976)         (196,806)         (290,529)         (728,836)
     ----------        ----------         ---------         ---------        ----------        ----------
         30,265          (314,914)          (16,454)          (61,590)          (58,560)          (43,233)
        124,274           323,333            10,536            46,829             4,856            65,830
          2,648             1,917             6,761             8,678                --                --
       (115,721)         (313,372)          (18,015)          (54,406)          (38,398)          (49,682)
     ----------        ----------         ---------         ---------        ----------        ----------
         11,201            11,878              (718)            1,101           (33,542)           16,148
     ----------        ----------         ---------         ---------        ----------        ----------
         41,466          (303,036)          (17,172)          (60,489)          (92,102)          (27,085)
     ----------        ----------         ---------         ---------        ----------        ----------
         41,466          (303,036)          (30,671)          (67,412)          (51,871)           93,625
     $1,547,333        $1,850,369         $ 701,403         $ 768,815        $1,135,364        $1,041,739
     ----------        ----------         ---------         ---------        ----------        ----------
     $1,588,799        $1,547,333         $ 670,732         $ 701,403        $1,083,493        $1,135,364
     ==========        ==========         =========         =========        ==========        ==========
     $       --        $       --         $  14,215         $  27,266        $     (876)       $      913
     ==========        ==========         =========         =========        ==========        ==========
      2,565,721         4,564,702             5,945             9,225            14,803            45,207
             --                --                --                --                --                --
         15,496            13,838             1,755             2,389                --                --
     (2,550,952)       (4,893,454)           (9,050)          (16,740)          (18,523)          (48,288)
     ----------        ----------         ---------         ---------        ----------        ----------
         30,265          (314,914)           (1,350)           (5,126)           (3,720)           (3,081)
     ----------        ----------         ---------         ---------        ----------        ----------
        124,274           323,333               904             4,009               311             4,474
          2,648             1,917               594               776                --                --
       (115,721)         (313,372)           (1,544)           (4,665)           (2,468)           (3,395)
     ----------        ----------         ---------         ---------        ----------        ----------
         11,201            11,878               (46)              120            (2,157)            1,079
     ----------        ----------         ---------         ---------        ----------        ----------

             HARTFORD SMALLCAP
              GROWTH HLS FUND
     ---------------------------------
        FOR THE
       SIX MONTH
     PERIOD ENDED         FOR THE
     JUNE 30, 2005      YEAR ENDED
      (UNAUDITED)    DECEMBER 31, 2004
     -------------   -----------------
      $      528        $    1,133
          44,718            49,987
         (20,941)           35,190
      ----------        ----------
          24,305            86,310
             (28)               --
              --                --
              --                --
              --                --
      ----------        ----------
             (28)               --
         329,469           583,029
              --                --
              28                --
        (238,891)         (489,362)
      ----------        ----------
          90,606            93,667
          53,195           128,230
              --                --
         (14,745)          (23,873)
      ----------        ----------
          38,450           104,357
      ----------        ----------
         129,056           198,024
      ----------        ----------
         153,333           284,334
      $  705,306        $  420,972
      ----------        ----------
      $  858,639        $  705,306
      ==========        ==========
      $      524        $       24
      ==========        ==========
          16,758            31,525
              --                --
               1                --
         (12,167)          (26,398)
      ----------        ----------
           4,592             5,127
      ----------        ----------
           2,707             7,046
              --                --
            (754)           (1,322)
      ----------        ----------
           1,953             5,724
      ----------        ----------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                        HARTFORD STOCK HLS FUND
                                                              -------------------------------------------
                                                              FOR THE SIX MONTH
                                                                PERIOD ENDED                 FOR THE
                                                                JUNE 30, 2005              YEAR ENDED
                                                                 (UNAUDITED)            DECEMBER 31, 2004
                                                              -----------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................     $   37,358                $  101,547
  Net realized gain (loss) on investments...................        196,086                   194,551
  Net unrealized appreciation (depreciation) on
    investments.............................................       (257,392)                  (45,078)
                                                                 ----------                ----------
    Net increase (decrease) in net assets resulting from
     operations.............................................        (23,948)                  251,020
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................        (31,657)                  (60,715)
    Class IB................................................         (3,898)                   (6,588)
  From net realized gain on investments
    Class IA................................................             --                        --
    Class IB................................................             --                        --
                                                                 ----------                ----------
    Total distributions.....................................        (35,555)                  (67,303)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................        152,608                   853,221
    Issued in merger........................................             --                        --
    Issued on reinvestment of distributions.................         31,657                    60,715
    Redeemed................................................       (628,546)               (1,433,790)
                                                                 ----------                ----------
  Total Cost of Shares......................................       (444,281)                 (519,854)
  Class IB
    Sold....................................................         70,419                   210,310
    Issued on reinvestment of distributions.................          3,898                     6,588
    Redeemed................................................        (54,728)                  (82,179)
                                                                 ----------                ----------
  Total Cost of Shares......................................         19,589                   134,719
                                                                 ----------                ----------
  Net increase (decrease) from capital share transactions...       (424,692)                 (385,135)
                                                                 ----------                ----------
  Net increase (decrease) in net assets.....................       (484,195)                 (201,418)
NET ASSETS:
  Beginning of period.......................................     $6,376,236                $6,577,654
                                                                 ==========                ==========
  End of period.............................................     $5,892,041                $6,376,236
                                                                 ==========                ==========
  Accumulated undistributed net investment income (loss)....     $   37,395                $   35,592
                                                                 ==========                ==========
SHARES:
  Class IA
    Sold....................................................          3,376                    19,205
    Issued in merger........................................             --                        --
    Issued on reinvestment of distributions.................            686                     1,335
    Redeemed................................................        (13,901)                  (32,363)
                                                                 ----------                ----------
  Total Shares..............................................         (9,839)                  (11,823)
                                                                 ----------                ----------
  Class IB
    Sold....................................................          1,563                     4,764
    Issued on reinvestment of distributions.................             85                       145
    Redeemed................................................         (1,214)                   (1,866)
                                                                 ----------                ----------
  Total Shares..............................................            434                     3,043
                                                                 ----------                ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

          HARTFORD TOTAL RETURN             HARTFORD U.S. GOVERNMENT
              BOND HLS FUND                    SECURITIES HLS FUND               HARTFORD VALUE HLS FUND
    ---------------------------------   ---------------------------------   ---------------------------------
       FOR THE                             FOR THE                             FOR THE
      SIX MONTH                           SIX MONTH                           SIX MONTH
    PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE
    JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005      YEAR ENDED
     (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)    DECEMBER 31, 2004
    -------------   -----------------   -------------   -----------------   -------------   -----------------
     $   68,539        $   118,740       $   13,721        $   22,825         $   1,792         $   3,256
         27,086             36,304           (1,685)           (1,447)            2,482            13,092
         (7,468)           (10,422)            (240)           (6,344)             (205)           10,497
     ----------        -----------       ----------        ----------         ---------         ---------
         88,157            144,622           11,796            15,034             4,069            26,845
        (83,492)          (110,882)         (15,790)          (17,810)           (2,042)             (444)
        (32,469)           (39,050)          (8,805)           (9,028)           (1,170)             (281)
         (8,660)           (61,135)              --                --            (2,309)               --
         (3,592)           (22,321)              --                --            (1,626)               --
     ----------        -----------       ----------        ----------         ---------         ---------
       (128,213)          (233,388)         (24,595)          (26,838)           (7,147)             (725)
        825,545          1,208,367          353,563           747,117           117,812           248,660
             --             24,948               --                --                --                --
         92,152            172,018           15,790            17,810             4,351               444
       (750,653)        (1,165,854)        (326,547)         (747,802)         (102,204)         (256,745)
     ----------        -----------       ----------        ----------         ---------         ---------
        167,044            239,479           42,806            17,125            19,959            (7,641)
        120,691            350,617           47,226           117,121            13,989            31,253
         36,061             61,371            8,805             9,028             2,796               281
        (54,495)          (131,726)         (19,951)          (66,206)          (10,390)          (22,052)
     ----------        -----------       ----------        ----------         ---------         ---------
        102,257            280,262           36,080            59,943             6,395             9,482
     ----------        -----------       ----------        ----------         ---------         ---------
        269,301            519,741           78,886            77,068            26,354             1,841
     ----------        -----------       ----------        ----------         ---------         ---------
        229,245            430,975           66,087            65,264            23,276            27,961
     $3,498,086        $ 3,067,111       $  818,530        $  753,266         $ 282,871         $ 254,910
     ==========        ===========       ==========        ==========         =========         =========
     $3,727,331        $ 3,498,086       $  884,617        $  818,530         $ 306,147         $ 282,871
     ==========        ===========       ==========        ==========         =========         =========
     $   79,134        $   126,556       $   13,719        $   24,593         $   1,794         $   3,214
     ==========        ===========       ==========        ==========         =========         =========
         68,748             99,739           31,389            65,709            10,908            25,068
             --              2,028               --                --                --                --
          7,809             15,120            1,426             1,627               401                45
        (62,556)           (96,269)         (29,007)          (65,736)           (9,476)          (25,908)
     ----------        -----------       ----------        ----------         ---------         ---------
         14,001             20,618            3,808             1,600             1,833              (795)
     ----------        -----------       ----------        ----------         ---------         ---------
         10,134             29,155            4,215            10,379             1,310             3,178
          3,076              5,427              798               827               259                28
         (4,576)           (10,988)          (1,781)           (5,867)             (969)           (2,243)
     ----------        -----------       ----------        ----------         ---------         ---------
          8,634             23,594            3,232             5,339               600               963
     ----------        -----------       ----------        ----------         ---------         ---------

              HARTFORD VALUE
          OPPORTUNITIES HLS FUND
     ---------------------------------
        FOR THE
       SIX MONTH
     PERIOD ENDED         FOR THE
     JUNE 30, 2005      YEAR ENDED
      (UNAUDITED)    DECEMBER 31, 2004
     -------------   -----------------
       $   2,511         $  2,619
          16,245           27,376
          (9,718)          17,945
       ---------         --------
           9,038           47,940
          (1,909)            (634)
            (661)            (100)
          (8,272)              --
          (3,381)              --
       ---------         --------
         (14,223)            (734)
         193,830          159,887
              --               --
          10,182              634
        (110,900)         (94,563)
       ---------         --------
          93,112           65,958
          68,654           50,224
           4,042              100
          (9,800)         (11,574)
       ---------         --------
          62,896           38,750
       ---------         --------
         156,008          104,708
       ---------         --------
         150,823          151,914
       $ 341,365         $189,451
       =========         ========
       $ 492,188         $341,365
       =========         ========
       $   2,507         $  2,566
       =========         ========
          10,753            9,779
              --               --
             564               40
          (6,130)          (5,763)
       ---------         --------
           5,187            4,056
       ---------         --------
           3,855            3,112
             225                6
            (556)            (724)
       ---------         --------
           3,524            2,394
       ---------         --------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

1.  ORGANIZATION:

    The Hartford HLS Funds serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("HLIC") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans.

    Hartford Series Fund, Inc. (comprised of twenty-six portfolios, each is included in these financial statements; they are Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund and Hartford Value HLS
    Fund) and Hartford HLS Series Fund II, Inc. (comprised of ten portfolios, four are included in these financial statements; they are Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund). Each "Fund" or together the "Funds" are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies, except for Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund which are non-diversified.

    Effective March 15, 2005, the name of Hartford Bond HLS Fund was changed to Hartford Total Return Bond HLS Fund.

    Each Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended. Income and expenses, realized and unrealized capital gains and loses are allocated to each class of a Fund based on the ratio of the prior day's net assets.

    Indemnifications: Under the Funds' organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

    The Funds are available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and they are offered directly to certain qualified retirement plans ("Products"). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, the issuers of such variable annuity products, Hartford Life's products, the Funds' ability to restrict transfers by certain owners of older variable annuity products is limited. In February 2005, Hartford Life agreed in principle with the Board of Directors of the Funds to indemnify the Funds for any material harm caused to the Funds from frequent trading by these contract owners. The specific terms of the indemnification have not been determined nor have any dollar amounts, relating to the indemnification, been recorded by the Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with accounting principles generally accepted in the investment company industry:

    a) Security Transactions -- Security transactions are recorded for on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) Security Valuation and Investment Income -- Equity securities are valued at the last sales price or official closing price reported on principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day, then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in net assets.

        Except for the Money Market Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund, uses a fair value pricing service approved by that

--------------------------------------------------------------------------------

       fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

        Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund's assets, and investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and nondollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

        Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using prevailing exchange rates. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices.

        Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system in accordance with procedures established by the Funds' Boards of Directors.

        Investment income such as dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount is recorded on the accrual basis.

    c) Foreign Currency Transactions -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security
        (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Fund's custodian or a third party bank in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

        Certain Funds, together with other investment management companies having investment advisory agreements with Wellington Management Company, LLP (Wellington) have an interest in joint repurchase agreements (totaling $1,128,050) dated 06/30/05 with Bank of America

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

       Corp., Deutsche Bank Securities, Inc., J.P. Morgan Chase & Co. and UBS Securities LLC due 07/01/05. These joint repurchase agreements are collateralized as follows:

        BROKER                      RATE    PRINCIPAL    COLLATERAL VALUE       SECURITY TYPE         COUPON RATE      MATURITY
        ------                      ----    ----------   ----------------   ----------------------   --------------   -----------
        Bank of America Corp......  3.43%   $  255,000      $  260,100      Federal National
                                                                            Mortgage Association         6.00%               2035
        Deutsche Bank Securities,
          Inc.....................  3.40%      130,000         132,600      Federal Home Loan
                                                                            Mortgage Corp.           4.50% -  5.50%   2020 - 2034
                                                                            Federal National
                                                                            Mortgage Association     4.50% -  9.00%   2019 - 2034
        J.P. Morgan Chase & Co....  3.43%      130,000         132,602      Federal National
                                                                            Mortgage Association     5.00% -  9.00%   2016 - 2035
        UBS Securities LLC........  3.45%      560,000         571,204      Federal Home Loan
                                                                            Mortgage Corp.           3.50% - 11.50%   2005 - 2035
                                                                            Federal National
                                                                            Mortgage Association     4.00% - 11.00%   2005 - 2034
        UBS Securities LLC........  2.93%       53,050          54,390      TIPS                         1.63%           2015
                                            ----------      ----------
                                            $1,128,050      $1,150,896
                                            ==========      ==========

        The maturity amounts are as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Advisers HLS Fund..................................  $122,772
        Hartford Capital Appreciation HLS Fund......................    50,200
        Hartford Disciplined Equity HLS Fund........................    44,250
        Hartford Dividend and Growth HLS Fund.......................   193,175
        Hartford Equity Income HLS Fund.............................     4,670
        Hartford Focus HLS Fund.....................................     1,618
        Hartford Global Advisers HLS Fund...........................    37,379
        Hartford Global Communications HLS Fund.....................       194
        Hartford Global Financial Services HLS Fund.................       216
        Hartford Global Health HLS Fund.............................     2,637
        Hartford Global Leaders HLS Fund............................    11,087
        Hartford Global Tech HLS Fund...............................     3,664
        Hartford Growth HLS Fund....................................     4,402
        Hartford Growth Opportunities HLS Fund......................    28,341
        Hartford International Capital Appreciation HLS Fund........     2,106
        Hartford International Opportunities HLS Fund...............    53,090
        Hartford International Small Company HLS Fund...............     1,113
        Hartford MidCap HLS Fund....................................    39,648
        Hartford MidCap Value HLS Fund..............................    15,970
        Hartford Small Company HLS Fund.............................    33,970
        Hartford SmallCap Growth HLS Fund...........................    17,724
        Hartford Stock HLS Fund.....................................     3,473
        Hartford Value HLS Fund.....................................     5,370
        Hartford Value Opportunities HLS Fund.......................    20,037

        Certain Funds, together with other investment management companies having investment advisory agreements with Hartford Investment Management Company (Hartford Investment Management), a wholly owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), have an interest in joint repurchase agreements (totaling $969,069) dated 06/30/05 with BNP Paribas, RBS Greenwich Capital Markets, Inc. and UBS Warburg LLC due 07/01/05. These joint repurchase agreements are collateralized as follows:

      BROKER                      RATE    PRINCIPAL   COLLATERAL VALUE       SECURITY TYPE
      ------                      ----    ---------   ----------------   ----------------------
      BNP Paribas...............  2.75%   $400,000        $400,031       U.S. Treasury Bonds
      RBS Greenwich Capital
        Markets, Inc............  2.80%    160,000         160,012       U.S. Treasury Notes
      UBS Warburg LLC...........  2.93%    409,069         409,102       U.S. Treasury Bonds
                                          --------        --------
                                           969,069         969,145
                                          ========        ========

      BROKER                  COUPON RATE        MATURITY
      ------                ----------------   ------------
      BNP Paribas.........  5.250% -  9.875%    2006 - 2029
      RBS Greenwich Capita
        Markets, Inc......  8.500% - 12.750%    2010 - 2020
      UBS Warburg LLC.....  9.250% - 12.000%    2013 - 2016

--------------------------------------------------------------------------------

        The maturity amounts are as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Index HLS Fund.....................................  $ 14,049
        Hartford Mortgage Securities HLS Fund.......................   100,534
        Hartford Total Return Bond HLS Fund.........................   594,163
        Hartford U.S. Government Securities HLS Fund................    98,660

        In addition, Hartford Disciplined Equity HLS Fund and Hartford SmallCap Growth HLS Fund held collateral for securities out on loan in repurchase agreements.

        Hartford Disciplined Equity HLS Fund has an interest in a $3,202 repurchase agreement dated 06/30/2005 with Lehman Brothers, Inc., 3.250% due 07/01/2005. This repurchase agreement is collateralized by $3,268 FICO Strips 0.000% due 11/11/2012 - 11/11/2017.

        Hartford SmallCap Growth HLS Fund has an interest in a $4,467 repurchase agreement dated 06/30/2005 with Lehman Brothers, Inc., 3.250% due 07/01/2005. This repurchase agreement is collateralized by $4,558 FICO Strips 0.000% due 06/06/2010 - 12/06/2017.

    e) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management or Wellington. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of June 30, 2005 there are no joint trading accounts.

    f) Futures, Options on Futures and Options Transactions -- Certain Funds may invest in futures contracts and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Boards of Directors.

        At any time prior to the expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

        The use of futures contracts involves elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Change in the value of the futures contracts may decrease the effectiveness of the Funds' strategies and potentially result in loss.

        The premium paid by a Fund for the purchase of a call or put option is included in the Funds' Statements of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

        The Funds may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statements of Assets and Liabilities, which increases the Fund's return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received. As

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

       listed below, Hartford Global Advisers HLS Fund and Hartford SmallCap Growth HLS Fund had written options activity for the six month period ended June 30, 2005.

                                                                      HARTFORD GLOBAL ADVISERS HLS FUND
                                                                          OPTION CONTRACTS ACTIVITY
                                                                              DURING THE PERIOD
                                                                      ---------------------------------
                                                                      NUMBER OF   PREMIUM    REALIZED
        PUTS WRITTEN                                                  CONTRACTS   AMOUNTS   GAIN/(LOSS)
        ------------                                                  ---------   -------   -----------
        Beginning of the period.....................................       1       $ 22        $ --
        Written during the period...................................       2         84          --
        Expired during the period...................................      --         --          --
        Closed during the period....................................      (2)       (76)        (13)
        Exercised during the period.................................      --         --          --
                                                                         ---       ----        ----
        Balance at the end of the period............................       1       $ 30        $(13)
                                                                         ===       ====        ====
        CALLS WRITTEN
        -------------
        Beginning of the period.....................................       1       $ 22        $ --
        Written during the period...................................      --         --          --
        Expired during the period...................................      --         --          --
        Closed during the period....................................      (1)       (22)         (8)
        Exercised during the period.................................      --         --          --
                                                                         ---       ----        ----
        Balance at the end of the period............................      --       $ --        $ (8)
                                                                         ===       ====        ====

                                                                      HARTFORD SMALLCAP GROWTH HLS FUND
                                                                          OPTION CONTRACTS ACTIVITY
                                                                              DURING THE PERIOD
                                                                      ---------------------------------
                                                                      NUMBER OF   PREMIUM    REALIZED
        CALLS WRITTEN                                                 CONTRACTS   AMOUNTS   GAIN/(LOSS)
        -------------                                                 ---------   -------   -----------
        Beginning of the period.....................................      --       $  --       $ --
        Written during the period...................................       4         159         --
        Expired during the period...................................      --          --         --
        Closed during the period....................................      (4)       (159)       138
        Exercised during the period.................................      --          --         --
                                                                         ---       -----       ----
        Balance at the end of the period............................      --       $  --       $138
                                                                         ===       =====       ====

    g) Forward Foreign Currency Contracts -- For the six month period ended June 30, 2005, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund and Hartford Value Opportunities HLS Fund entered into forward foreign currency contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

        Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. In addition, risk may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar.

    h) Indexed Securities -- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

    i) Securities Lending -- The Funds may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash, which is then invested in short-term money market instruments with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially.

    j) Federal Income Taxes -- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

--------------------------------------------------------------------------------

    k) Fund Share Valuation and Distributions to Shareholders -- Orders for the Funds' shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

        Dividends are declared pursuant to a policy adopted by the Funds' Boards of Directors based upon the investment performance of the respective Funds. The policy of all Funds, except the Hartford Money Market HLS Fund, is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

        Hartford Money Market HLS Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are declared daily and distributed monthly.

        Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts (see Note 5).

    l) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    m) Illiquid Securities and Other Investments -- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for Hartford Money Market HLS Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when its sub-advisor considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investment were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on a Fund's net asset value. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Boards of Directors. For the period end June 30, 2005, the Funds held illiquid securities as denoted in each Fund's Schedule of Investments.

        The following represents restricted securities of the Funds as of June 30, 2005:

                                  ILLIQUID SECURITIES

                                                                                                       ACQUISITION COST
                                                                                                        PERCENTAGE OF
                                                                          ACQUISITION   ACQUISITION       FUND'S NET       MARKET
        FUND                                           SECURITY             DATE(S)        COST            ASSETS %        VALUE
        ----                                    -----------------------   -----------   -----------   ------------------   ------
        Hartford High Yield HLS Fund..........  Hosiery Corp.               10/7/94        $   4              0.0%         $  @@
        Hartford Total Return Bond HLS Fund...  Centura Capital Trust I     5/22/03          314              0.0            279
        Hartford Total Return Bond HLS Fund...  First American Capital
                                                Trust I                     2/13/04           85              0.0             86
        Hartford Total Return Bond HLS Fund...  Iridium World
                                                Communications, Inc.        7/11/97           97              0.0             @@
        Hartford Total Return Bond HLS Fund...  Morgan Stanley Dean
                                                Witter Capital I,
                                                Series 2002-NC3, Class
                                                P                           4/15/05           @@              0.0             @@
        Hartford Total Return Bond HLS Fund...  Morgan Stanley Dean
                                                Witter Capital I,
                                                Series 2002-NC3, Class
                                                X                           4/15/05        3,481              0.1          3,495
        Hartford Total Return Bond HLS Fund...  Ntelos, Inc.                7/21/00            1              0.0             @@
        Hartford Total Return Bond HLS Fund...  URC Holdings Corp.          10/8/03           52              0.0             51

                                                 MARKET VALUE
                                                PERCENTAGE OF
                                                  FUND'S NET
        FUND                                       ASSETS %
        ----                                    --------------
        Hartford High Yield HLS Fund..........        0.0%
        Hartford Total Return Bond HLS Fund...        0.0
        Hartford Total Return Bond HLS Fund...
                                                      0.0
        Hartford Total Return Bond HLS Fund...
                                                      0.0
        Hartford Total Return Bond HLS Fund...
                                                      0.0
        Hartford Total Return Bond HLS Fund...
                                                      0.1
        Hartford Total Return Bond HLS Fund...        0.0
        Hartford Total Return Bond HLS Fund...        0.0

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                              OTHER RESTRICTED SECURITIES

                                                                                                       ACQUISITION COST
                                                                                                        PERCENTAGE OF
                                                                          ACQUISITION   ACQUISITION       FUND'S NET       MARKET
        FUND                                           SECURITY             DATE(S)        COST            ASSETS %         VALUE
        ----                                    -----------------------   -----------   -----------   ------------------   -------
        Hartford Capital Appreciation HLS
          Fund................................  US Airways New Company      5/27/05       $41,887            0.3%          $41,887
        Hartford Global Advisers HLS Fund.....  Miller Brewing Co.           8/6/03           448            0.1               448
        Hartford Global Advisers HLS Fund.....  Nelnet Education Loan
                                                Funding, Inc., Series
                                                2004-1A, Class A1A          1/15/04           750            0.2               750
        Hartford Global Advisers HLS Fund.....  Oversea-Chinese Banking
                                                Corp.                       1/4/02,
                                                                            1/8/02,
                                                                            3/28/02           391            0.1               630
        Hartford Global Advisers HLS Fund.....  RMAC PLC, Series
                                                2004-NS1A, Class A1A        2/18/04           159            0.0               149
        Hartford MidCap Value HLS Fund........  TRW Automotive Holdings
                                                Corp.                        3/8/05         2,784            0.3             3,473
        Hartford Total Return Bond HLS Fund...  Ferrellgas LP               5/17/04         4,208            0.1             4,206
        Hartford Value Opportunities HLS
          Fund................................  US Airways New Company      5/27/05         2,960            0.6             2,960

                                                 MARKET VALUE
                                                PERCENTAGE OF
                                                  FUND'S NET
        FUND                                       ASSETS %
        ----                                    --------------
        Hartford Capital Appreciation HLS
          Fund................................       0.3%
        Hartford Global Advisers HLS Fund.....       0.1
        Hartford Global Advisers HLS Fund.....
                                                     0.2
        Hartford Global Advisers HLS Fund.....
                                                     0.2
        Hartford Global Advisers HLS Fund.....
                                                     0.0
        Hartford MidCap Value HLS Fund........
                                                     0.3
        Hartford Total Return Bond HLS Fund...       0.1
        Hartford Value Opportunities HLS
          Fund................................       0.6

        @@ Due to the presentation of the financial statements in thousands, the numbers may round to zero.

    n) Securities purchased on a when-issued or delayed delivery basis -- Delivery and payment for securities that have been purchased by the Fund on a when-issued or delayed delivery basis take place beyond customary settlement period. During this period, such securities are subject to market fluctuations and the Fund maintains in a segregated account with is custodian, assets sufficient to meet the purchase price. As of June 30, 2005 the Funds entered into outstanding when-issued or delayed delivery securities as follows:

        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Mortgage Securities HLS Fund.......................  $111,297
        Hartford Total Return Bond HLS Fund.........................   266,686
        Hartford U.S. Government Securities HLS Fund................   108,056

    o) Credit Risk -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bonds prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Funds pursuant to investment management agreements approved by each Fund's Board of Directors and shareholders.

        The schedule below reflects the rates of compensation paid to HL Advisors for services rendered, a portion of which is used to compensate Wellington or Hartford Investment Management:

                            HARTFORD INDEX HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $2 billion................................................     0.200%
Over $2 billion....................................................     0.100

                       HARTFORD MONEY MARKET HLS FUND AND
                     HARTFORD MORTGAGE SECURITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
All assets.........................................................     0.250%

                          HARTFORD STOCK HLS FUND AND
                      HARTFORD TOTAL RETURN BOND HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.325%
On next $250 million...............................................     0.300
On next $500 million...............................................     0.275
Over $1 billion....................................................     0.250

                  HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $50 million...............................................     0.500%
Over $50 million...................................................     0.450

--------------------------------------------------------------------------------

                          HARTFORD ADVISERS HLS FUND,
                    HARTFORD CAPITAL APPRECIATION HLS FUND,
                     HARTFORD DISCIPLINED EQUITY HLS FUND,
                     HARTFORD DIVIDEND AND GROWTH HLS FUND,
                       HARTFORD GLOBAL ADVISERS HLS FUND,
                       HARTFORD GLOBAL LEADERS HLS FUND,
                         HARTFORD HIGH YIELD HLS FUND,
                 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND,
                          HARTFORD MIDCAP HLS FUND AND
                        HARTFORD SMALL COMPANY HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.575%
On next $250 million...............................................     0.525
On next $500 million...............................................     0.475
Over $1 billion....................................................     0.425

                            HARTFORD FOCUS HLS FUND,
                    HARTFORD GLOBAL COMMUNICATIONS HLS FUND,
                  HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND,
                        HARTFORD GLOBAL HEALTH HLS FUND,
                      HARTFORD GLOBAL TECHNOLOGY HLS FUND,
              HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
               AND HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.650%
On next $250 million...............................................     0.600
Over $500 million..................................................     0.550

                        HARTFORD EQUITY INCOME HLS FUND,
                           HARTFORD GROWTH HLS FUND,
                         HARTFORD MIDCAP VALUE HLS FUND
                          AND HARTFORD VALUE HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.625%
On next $250 million...............................................     0.575
On next $500 million...............................................     0.525
Over $1 Billion....................................................     0.475

                    HARTFORD GROWTH OPPORTUNITIES HLS FUND,
                       HARTFORD SMALLCAP GROWTH HLS FUND
                   AND HARTFORD VALUE OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.700%
Over $100 million..................................................     0.600

        Effective May 1, 2005 for Hartford Advisors HLS Fund, HL Advisors has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is reduced by 0.03%.

        Effective January 1, 2005, for the Hartford Equity Income HLS Fund, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. While such waiver is in effect, the management fee is reduced by 0.10%.

        Pursuant to sub-advisory agreements between HL Advisors and Wellington, Wellington provides the day-to-day investment management services to the Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford Value HLS Fund and Hartford Value Opportunities HLS Fund.

        Pursuant to investment services agreements between HL Advisors and Hartford Investment Management, Hartford Investment Management provides the day-to-day investment management services to the Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Total Return Bond HLS Fund and Hartford U.S. Government Securities HLS Fund.

        Wellington and Hartford Investment Management determine the purchase and sale of portfolio securities and place such orders for execution in the name of the respective Fund. In conjunction with their investment activity, Wellington and Hartford Investment Management regularly furnish reports to the Funds' Boards of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Funds.

    b) Administrative Services Agreement -- Under the Administrative Services Agreement between HLIC and each of the following Funds; Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund and Hartford Value HLS Fund, HLIC provides administrative services to the Funds and receives monthly compensation at the annual rate of 0.20% of each Fund's average daily net assets. The Funds assume and pay certain other expenses (including, but not limited to, accounting, custodian,

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

       state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HLIC or any other related company.

    c) Accounting Services Agreement -- Under the Fund Accounting Agreement between HLIC and Hartford Series Fund, Inc., HLIC provides accounting services to the Funds and receives monthly compensation at the annual rate of 0.02% of each Fund's average daily net assets plus expenses. Under the Fund Accounting Agreement between HLIC, HL Investment Advisors, LLC ("HLIA") and Hartford HLS Series Fund II, Inc., HLIC provides accounting to the Funds and HLIA pays HLIC monthly compensation based on cost reimbursement.

    d) Operating Expenses -- Allocable expenses of the Funds are charged to each Fund based on the ratio of the average net assets of each Fund to the combined average net assets of the Funds. Non-allocable expenses are charged to each fund based on specific identification.

    e) Expense Offset -- The Funds have entered into agreements with State Street Global Markets, LLC and Frank Russell Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used solely to reduce the Funds' operating expenses. The Funds' custodian bank has also agreed to reduce its fees when the Funds maintain cash on deposit in the non-interest-bearing custody account. For the six month period ended June 30, 2005, these amounts are included in the Statement of Operations.

        The ratio of expenses to average net assets excludes expense offsets in the financial highlights. Had the expense offsets been included, the annualized expense ratio for the six month period ended June 30, 2005, would have been as follows:

                                                                                             FOR THE SIX MONTH
                                                                      FOR THE YEAR ENDED       PERIOD ENDED
                                                                       DECEMBER 31, 2004       JUNE 30, 2005
                                                                       RATIO OF EXPENSES     RATIO OF EXPENSES
                                                                          TO AVERAGE            TO AVERAGE
                                                                       NET ASSETS AFTER      NET ASSETS AFTER
                                                                          WAIVERS AND           WAIVERS AND
                                                                            OFFSETS               OFFSETS
                                                                      -------------------   -------------------
        FUND                                                          CLASS IA   CLASS IB   CLASS IA   CLASS IB
        ----                                                          --------   --------   --------   --------
        Hartford Advisers HLS Fund..................................    0.66%      0.91%      0.66%      0.91%
        Hartford Capital Appreciation HLS Fund......................    0.67       0.92       0.68       0.93
        Hartford Disciplined Equity HLS Fund........................    0.74       0.99       0.74       0.99
        Hartford Dividend and Growth HLS Fund.......................    0.67       0.92       0.67       0.92
        Hartford Equity Income HLS Fund.............................    0.88       1.13       0.76       1.01
        Hartford Focus HLS Fund.....................................    0.86       1.11       0.88       1.13
        Hartford Global Advisers HLS Fund...........................    0.78       1.03       0.79       1.04
        Hartford Global Communications HLS Fund.....................    0.99       1.24       0.96       1.21
        Hartford Global Financial Services HLS Fund.................    0.94       1.19       0.92       1.17
        Hartford Global Health HLS Fund.............................    0.86       1.11       0.87       1.12
        Hartford Global Leaders HLS Fund............................    0.68       0.93       0.69       0.94
        Hartford Global Technology HLS Fund.........................    0.83       1.08       0.90       1.15
        Hartford Growth HLS Fund....................................    0.83       1.08       0.83       1.08
        Hartford Growth Opportunities HLS Fund......................    0.57       0.82       0.60       0.85
        Hartford High Yield HLS Fund................................    0.77       1.02       0.77       1.02
        Hartford Index HLS Fund.....................................    0.44       0.69       0.44       0.69
        Hartford International Capital Appreciation HLS Fund........    0.89       1.14       0.88       1.13
        Hartford International Opportunities HLS Fund...............    0.74       1.99       0.74       0.99
        Hartford International Small Company HLS Fund...............    1.01       1.26       0.98       1.23
        Hartford MidCap HLS Fund....................................    0.68       0.93       0.69       0.94
        Hartford MidCap Value HLS Fund..............................    0.78       1.03       0.79       1.04
        Hartford Money Market HLS Fund..............................    0.48       0.73       0.49       0.74
        Hartford Mortgage Securities HLS Fund.......................    0.49       0.74       0.49       0.74
        Hartford Small Company HLS Fund.............................    0.70       0.95       0.72       0.97
        Hartford SmallCap Growth HLS Fund...........................    0.63       0.88       0.63       0.88
        Hartford Stock HLS Fund.....................................    0.48       0.73       0.49       0.74
        Hartford Total Return Bond HLS Fund.........................    0.50       0.75       0.50       0.75
        Hartford U.S. Government Securities HLS Fund................    0.47       0.72       0.48       0.73
        Hartford Value HLS Fund.....................................    0.85       1.10       0.85       1.10
        Hartford Value Opportunities HLS Fund.......................    0.66       0.91       0.65       0.90

    f) Distribution Plan for Class IB shares -- Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each Fund compensates the Distributor, Hartford Securities Distribution Company, Inc. (a wholly

--------------------------------------------------------------------------------

       owned, ultimate subsidiary of Hartford Life, Inc.) from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

        The Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of a fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.  INVESTMENT TRANSACTIONS:

    For the six month period ended June 30, 2005, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

                                                                COST OF            SALES            COST OF            SALES
                                                               PURCHASES         PROCEEDS          PURCHASES         PROCEEDS
                                                               EXCLUDING         EXCLUDING            FOR               FOR
                                                            U.S. GOVERNMENT   U.S. GOVERNMENT   U.S. GOVERNMENT   U.S. GOVERNMENT
        FUND                                                  OBLIGATIONS       OBLIGATIONS       OBLIGATIONS       OBLIGATIONS
        ----                                                ---------------   ---------------   ---------------   ---------------
        Hartford Advisers HLS Fund........................    $2,776,593        $3,646,776        $  468,542        $  717,734
        Hartford Capital Appreciation HLS Fund............     6,969,966         7,177,214                --                --
        Hartford Disciplined Equity HLS Fund..............       425,381           297,535                --                --
        Hartford Dividend and Growth HLS Fund.............       878,280           614,232                --                --
        Hartford Equity Income HLS Fund...................       161,079            20,160                --                --
        Hartford Focus HLS Fund...........................        50,807            58,884                --                --
        Hartford Global Advisers HLS Fund.................     1,166,350         1,125,651           102,042            82,329
        Hartford Global Communications HLS Fund...........         7,237             9,696                --                --
        Hartford Global Financial Services HLS Fund.......         4,633             6,860                --                --
        Hartford Global Health HLS Fund...................        76,938           106,806                --                --
        Hartford Global Leaders HLS Fund..................     1,906,838         1,854,384                --                --
        Hartford Global Technology HLS Fund...............        85,573           105,275                --                --
        Hartford Growth HLS Fund..........................       232,780           152,698                --                --
        Hartford Growth Opportunities HLS Fund............       778,072           740,528                --                --
        Hartford High Yield HLS Fund......................       365,718           384,654                --                --
        Hartford Index HLS Fund...........................        40,292           167,614                --                --
        Hartford International Capital Appreciation HLS
          Fund............................................       598,338           392,229                --                --
        Hartford International Opportunities HLS Fund.....       660,051           664,254                --                --
        Hartford International Small Company HLS Fund.....       146,191            80,803                --                --
        Hartford MidCap HLS Fund..........................       836,670           879,716                --                --
        Hartford MidCap Value HLS Fund....................       302,580           432,502                --                --
        Hartford Mortgage Securities HLS Fund.............       481,939           530,700           109,784           105,552
        Hartford Small Company HLS Fund...................       454,434           581,706                --                --
        Hartford SmallCap Growth HLS Fund.................       512,201           379,031                --                --
        Hartford Stock HLS Fund...........................     2,174,591         2,616,710                --                --
        Hartford Total Return Bond HLS Fund...............     2,817,564         2,707,871         2,610,455         2,689,655
        Hartford U.S. Government Securities HLS Fund......       723,734           599,275           590,156           651,439
        Hartford Value HLS Fund...........................        54,216            35,732                --                --
        Hartford Value Opportunities HLS Fund.............       255,388           113,233                --                --

5.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with AICPA Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value per share of the Funds and are designed generally to present undistributed income and realized

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    gains on a tax basis which is considered to be more informative to the shareholder. As of December 31, 2004, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                                        ACCUMULATED
                                                                       ACCUMULATED      NET REALIZED
                                                                      NET INVESTMENT   GAIN (LOSS) ON   PAID IN
        FUND                                                          INCOME (LOSS)     INVESTMENTS     CAPITAL
        ----                                                          --------------   --------------   -------
        Hartford Advisers HLS Fund..................................     $  1,682         $(4,503)      $ 2,821
        Hartford Capital Appreciation HLS Fund......................      (17,053)         17,057            (4)
        Hartford Disciplined Equity HLS Fund........................          (50)         (9,395)        9,445
        Hartford Dividend and Growth HLS Fund.......................         (729)            730            (1)
        Hartford Equity Income HLS Fund.............................          (12)             12            --
        Hartford Focus HLS Fund.....................................          (34)             34            --
        Hartford Global Advisers HLS Fund...........................        1,180          (1,257)           77
        Hartford Global Communications HLS Fund.....................          (57)             57            --
        Hartford Global Financial Services HLS Fund.................          (18)             18            --
        Hartford Global Health HLS Fund.............................            7              (7)           --
        Hartford Global Leaders HLS Fund............................         (904)            904            --
        Hartford Global Technology HLS Fund.........................         (135)            135            --
        Hartford Growth HLS Fund....................................           37             (32)           (5)
        Hartford Growth Opportunities HLS Fund......................       (1,703)          2,961        (1,258)
        Hartford High Yield HLS Fund................................        1,372          (3,161)        1,789
        Hartford Index HLS Fund.....................................         (370)            370            --
        Hartford International Capital Appreciation HLS Fund........         (875)            875            --
        Hartford International Opportunities HLS Fund...............       (4,554)          4,509            45
        Hartford International Small Company HLS Fund...............         (713)            713            --
        Hartford MidCap HLS Fund....................................       (2,707)          2,696            11
        Hartford MidCap Value HLS Fund..............................         (228)            229            (1)
        Hartford Mortgage Securities HLS Fund.......................        3,743          (3,743)           --
        Hartford Small Company HLS Fund.............................        4,946             383        (5,329)
        Hartford SmallCap Growth HLS Fund...........................       (1,108)          1,108            --
        Hartford Stock HLS Fund.....................................         (954)            954            --
        Hartford Total Return Bond HLS Fund.........................        7,823          (9,199)        1,376
        Hartford U.S. Government Securities HLS Fund................        1,769          (1,614)         (155)
        Hartford Value HLS Fund.....................................          (48)             48            --
        Hartford Value Opportunities HLS Fund.......................          (45)             45            --

--------------------------------------------------------------------------------

6.  CAPITAL LOSS CARRY FORWARD:

    At December 31, 2004, the following Funds had capital loss carryforwards for U.S. Federal Tax purposes of approximately:

                                                                                  YEAR OF
        FUND                                                           AMOUNT    EXPIRATION
        ----                                                          --------   ----------
        Hartford Advisers HLS Fund..................................  $ 71,341      2010
        Hartford Advisers HLS Fund..................................   433,487      2011
        Hartford Disciplined Equity HLS Fund........................     7,330      2008
        Hartford Disciplined Equity HLS Fund........................     8,430      2009
        Hartford Disciplined Equity HLS Fund........................   104,792      2010
        Hartford Disciplined Equity HLS Fund........................    21,177      2011
        Hartford Equity Income HLS Fund.............................        19      2012
        Hartford Global Advisers HLS Fund...........................    15,056      2010
        Hartford Global Leaders HLS Fund............................     1,044      2009
        Hartford Global Leaders HLS Fund............................    67,986      2010
        Hartford Global Technology HLS Fund.........................    21,813      2009
        Hartford Global Technology HLS Fund.........................    52,496      2010
        Hartford Growth Opportunities HLS Fund......................    30,862      2010
        Hartford High Yield HLS Fund................................     4,551      2007
        Hartford High Yield HLS Fund................................     5,611      2008
        Hartford High Yield HLS Fund................................     2,700      2009
        Hartford High Yield HLS Fund................................     8,996      2010
        Hartford High Yield HLS Fund................................    21,813      2011
        Hartford International Opportunities HLS Fund...............     3,889      2008
        Hartford International Opportunities HLS Fund...............    81,748      2009
        Hartford International Opportunities HLS Fund...............   134,281      2010
        Hartford Mortgage Securities HLS Fund.......................     8,992      2012
        Hartford Small Company HLS Fund.............................    46,181      2009
        Hartford Small Company HLS Fund.............................   124,207      2010
        Hartford SmallCap Growth HLS Fund...........................    12,555      2009
        Hartford SmallCap Growth HLS Fund...........................    13,310      2010
        Hartford Stock HLS Fund.....................................    81,433      2009
        Hartford Stock HLS Fund.....................................   226,152      2010
        Hartford Stock HLS Fund.....................................   503,997      2011
        Hartford Total Return Bond HLS Fund.........................       650      2009
        Hartford U.S. Government Securities HLS Fund................     2,513      2007
        Hartford U.S. Government Securities HLS Fund................     1,398      2008
        Hartford U.S. Government Securities HLS Fund................     3,025      2012

    Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of the Hartford Advisers HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund carry forward may apply.

    For the fiscal year ended December 31, 2004, the following Funds have elected to defer losses occurring between November 1, 2004 and December 31, 2004 as follows:

                                                                      CAPITAL LOSS   CURRENCY LOSS
        FUND                                                            DEFERRED       DEFERRED
        ----                                                          ------------   -------------
        Hartford Equity Income HLS Fund.............................    $   145           $--
        Hartford Growth Opportunities HLS Fund......................         --           35
        Hartford Mortgage Securities HLS Fund.......................        655           --
        Hartford Stock HLS Fund.....................................     16,802           --
        Hartford U.S. Government Securities HLS Fund................        724           --
        Hartford Value HLS Fund.....................................        461           --

    Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 2005.

7.  DISTRIBUTION TO SHAREHOLDERS:

    The tax character of distributions paid during 2005, if any, will be determined at the end of the year.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    The tax character of distributions paid during 2004 was as follows:

                                                                      ORDINARY   LONG-TERM CAPITAL     RETURN
        FUND                                                           INCOME          GAIN          OF CAPITAL
        ----                                                          --------   -----------------   ----------
        Hartford Advisers HLS Fund..................................  $228,776        $    --            $--
        Hartford Capital Appreciation HLS Fund......................    38,215             --            --
        Hartford Disciplined Equity HLS Fund........................    10,421             --            --
        Hartford Dividend and Growth HLS Fund.......................    75,534             --            --
        Hartford Equity Income HLS Fund.............................     1,051             --            --
        Hartford Focus HLS Fund.....................................       203             --            --
        Hartford Global Advisers HLS Fund...........................        62             --            --
        Hartford Global Health HLS Fund.............................     2,300         12,335            --
        Hartford Global Leaders HLS Fund............................     5,726             --            --
        Hartford Growth HLS Fund....................................     2,090            440            --
        Hartford High Yield HLS Fund................................    35,325             --            --
        Hartford Index HLS Fund.....................................    28,096          6,030            --
        Hartford International Capital Appreciation HLS Fund........     4,091             58            --
        Hartford International Opportunities HLS Fund...............     8,143             --            --
        Hartford International Small Company HLS Fund...............     1,200            544            --
        Hartford MidCap Fund HLS Fund...............................     5,618             --            --
        Hartford MidCap Value Fund HLS Fund.........................     9,486          7,327            --
        Hartford Money Market HLS Fund..............................    15,755             --            --
        Hartford Mortgage Securities HLS Fund.......................    35,588             --            --
        Hartford Stock HLS Fund.....................................    67,303             --            --
        Hartford Total Return Bond HLS Fund.........................   228,190          5,198            --
        Hartford U.S. Government Securities HLS Fund................    26,838             --            --
        Hartford Value HLS Fund.....................................       725             --            --
        Hartford Value Opportunities HLS Fund.......................       734             --            --

--------------------------------------------------------------------------------

    As of December 31, 2004, the components of distributable earnings on tax basis were as follows:

                                                                                                          UNDISTRIBUTED
                                                                      UNDISTRIBUTED     UNDISTRIBUTED       UNREALIZED
                                                                        ORDINARY      LONG-TERM CAPITAL    APPRECIATION
        FUND                                                             INCOME             GAIN          (DEPRECIATION)
        ----                                                          -------------   -----------------   --------------
        Hartford Advisers HLS Fund..................................    $119,439          $     --          $  905,669
        Hartford Capital Appreciation HLS Fund......................      34,591           325,739           2,478,335
        Hartford Disciplined Equity HLS Fund........................       3,294                --             117,523
        Hartford Dividend and Growth HLS Fund.......................      21,461            80,412             893,618
        Hartford Equity Income HLS Fund.............................           3                --               8,333
        Hartford Focus HLS Fund.....................................       1,543             2,526               3,432
        Hartford Global Advisers HLS Fund...........................       7,850                --              42,903
        Hartford Global Communications HLS Fund.....................         448                66               6,974
        Hartford Global Financial Services HLS Fund.................         657                34               6,156
        Hartford Global Health HLS Fund.............................       6,826            22,013              49,495
        Hartford Global Leaders HLS Fund............................       3,256                --             183,531
        Hartford Global Technology HLS Fund.........................         275                --              15,860
        Hartford Growth HLS Fund....................................       4,113            12,751              42,094
        Hartford Growth Opportunities HLS Fund......................          --                --             154,666
        Hartford High Yield HLS Fund................................      48,629                --              29,937
        Hartford Index HLS Fund.....................................       9,727            63,847             269,436
        Hartford International Capital Appreciation HLS Fund........      17,621             2,240              45,742
        Hartford International Opportunities HLS Fund...............          48                --             188,954
        Hartford International Small Company HLS Fund...............      10,937             2,008              11,076
        Hartford MidCap HLS Fund....................................       1,854            42,581             554,599
        Hartford MidCap Value HLS Fund..............................      46,012            62,300             214,920
        Hartford Money Market HLS Fund..............................          --                --                  --
        Hartford Mortgage Securities HLS Fund.......................      27,266                --               4,014
        Hartford Small Company HLS Fund.............................          --                --             192,702
        Hartford SmallCap Growth HLS Fund...........................          24                --              86,307
        Hartford Stock HLS Fund.....................................      35,593                --             496,228
        Hartford Total Return Bond HLS Fund.........................     123,726             4,486              58,187
        Hartford U.S. Government Securities HLS Fund................      24,594                --              (2,564)
        Hartford Value HLS Fund.....................................       3,214             3,935              40,632
        Hartford Value Opportunities HLS Fund.......................       8,069             6,155              48,687

    The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

8.  LINE OF CREDIT:

    The Funds, except for Hartford Money Market HLS Fund, participate in a $650,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. During the six month period ended June 30, 2005, the Funds did not have any borrowings under this facility.

9.  FUND MERGERS:

    REORGANIZATION OF CERTAIN SERIES OF HARTFORD HLS SERIES FUND II, INC. At a special meeting of shareholders, held on April 20, 2004, shareholders of Hartford Multisector Bond HLS Fund approved a proposed Agreement and Plan of Reorganization between Hartford HLS Series Fund II, Inc. and Hartford Series Fund, Inc. (the "Plan").

    Hartford Multisector Bond HLS Fund merged into Hartford Total Return Bond HLS Fund.

    The Final shareholder voting results were as follows:

                                                                      SHARES VOTED FOR   SHARES VOTED AGAINST   SHARES ABSTAINED
                                                                      ----------------   --------------------   ----------------
        Hartford Multisector Bond HLS Fund..........................        399                   7                    42

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    The mergers were accomplished by tax free exchanges as detailed below:

        HARTFORD TOTAL RETURN BOND HLS FUND                            CLASS IA    CLASS IB
        -----------------------------------                           ----------   --------
        Net assets of Hartford Multisector Bond on April 30, 2004...  $   24,948   $     --
        Hartford Multisector Bond shares exchanged..................       2,422         --
        Hartford Total Return Bond shares issued....................       2,028         --
        Net assets of Hartford Total Return Bond immediately before
          the merger................................................  $2,339,844   $825,823
        Net assets of Hartford Total Return Bond immediately after
          the merger................................................  $2,364,792   $825,823

    The Hartford Multisector Bond HLS Fund had the following unrealized appreciation (depreciation), accumulated net realized gains (losses) and capital stock as of April 30, 2004:

                                                                        UNREALIZED     ACCUMULATED
                                                                       APPRECIATION    NET REALIZED      CAPITAL
        FUND                                                          (DEPRECIATION)     (LOSSES)         STOCK
        ----                                                          --------------   ------------   -------------
        Hartford Multisector Bond HLS Fund                                 $(49)         $(1,170)        $26,167

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                    ------------------------------------------------------------------------------

                                                              NET REALIZED                              DIVIDENDS
                                    NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS
                                    VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET
                                    BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME
                                    ---------   ----------   --------------   ----------   ----------   ----------
HARTFORD ADVISERS
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $23.04       $ 0.24        $ (0.09)       $  0.15       $(0.26)       $ --
 Class IB..........................   23.17         0.24          (0.11)          0.13        (0.25)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   22.67         0.51           0.33           0.84        (0.47)         --
 Class IB..........................   22.81         0.48           0.30           0.78        (0.42)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................   19.59         0.42           3.18           3.60        (0.52)         --
 Class IB..........................   19.72         0.41           3.16           3.57        (0.48)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................   23.44(5)      0.51(5)       (4.10)(5)      (3.59)(5)    (0.26)(5)      --(5)
 Class IB..........................   23.60(5)      0.46(5)       (4.10)(5)      (3.64)(5)    (0.24)(5)      --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   26.65(5)      0.64(5)       (1.85)(5)      (1.21)(5)    (0.73)(5)      --(5)
 Class IB..........................   26.63(5)      0.50(5)       (1.77)(5)      (1.27)(5)    (0.49)(5)      --(5)
 For the Year Ended
  December 31, 2000
 Class IA..........................   29.65(5)      0.68(5)       (0.88)(5)      (0.20)(5)    (0.23)(5)      --(5)
 Class IB..........................   29.66(5)      0.74(5)       (0.98)(5)      (0.24)(5)    (0.22)(5)      --(5)
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   53.43         0.21          (0.73)         (0.52)       (0.16)         --
 Class IB..........................   53.18         0.17          (0.75)         (0.58)       (0.11)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   44.91         0.35           8.34           8.69        (0.17)         --
 Class IB..........................   44.76         0.27           8.26           8.53        (0.11)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................   31.70         0.26          13.17          13.43        (0.22)         --
 Class IB..........................   31.63         0.19          13.10          13.29        (0.16)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................   39.75(5)      0.15(5)       (8.01)(5)      (7.86)(5)    (0.19)(5)      --(5)
 Class IB..........................   39.68(5)      0.12(5)       (8.03)(5)      (7.91)(5)    (0.14)(5)      --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   59.26(5)      0.21(5)       (3.36)(5)      (3.15)(5)    (0.27)(5)      --(5)
 Class IB..........................   59.23(5)      0.06(5)       (3.29)(5)      (3.23)(5)    (0.23)(5)      --(5)
 For the Year Ended
  December 31, 2000
 Class IA..........................   60.95(5)      0.41(5)        7.57(5)        7.98(5)     (0.39)(5)      --(5)
 Class IB..........................   60.98(5)     (0.77)(5)       8.64(5)        7.87(5)     (0.34)(5)      --(5)
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   12.02         0.06           0.08           0.14        (0.04)         --
 Class IB..........................   11.93         0.06           0.07           0.13        (0.03)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   11.20         0.16           0.79           0.95        (0.13)         --
 Class IB..........................   11.14         0.14           0.76           0.90        (0.11)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................    8.80         0.07           2.45           2.52        (0.12)         --
 Class IB..........................    8.75         0.05           2.43           2.48        (0.09)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................   11.72(5)      0.05(5)       (2.97)(5)      (2.92)(5)       --(5)       --(5)
 Class IB..........................   11.67(5)      0.04(5)       (2.96)(5)      (2.92)(5)       --(5)       --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   13.26(5)      0.06(5)       (1.10)(5)      (1.04)(5)       --(5)       --(5)
 Class IB..........................   13.23(5)      0.05(5)       (1.11)(5)      (1.06)(5)       --(5)       --(5)
 For the Year Ended
  December 31, 2000
 Class IA..........................   14.32(5)      0.05(5)       (0.85)(5)      (0.80)(5)    (0.05)(5)      --(5)
 Class IB..........................   14.30(5)     (0.08)(5)      (0.74)(5)      (0.82)(5)    (0.04)(5)      --(5)

                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     ----------------------------------------------------------------------------------

                                     DISTRIBUTIONS   DISTRIBUTIONS       TOTAL       NET INCREASE                TOTAL
                                       FROM NET      FROM CAPITAL    DISTRIBUTIONS    (DECREASE)    NET ASSET   RETURN
                                       REALIZED      -------------   -------------      IN NET      VALUE AT    -------
                                       GAINS ON                                         ASSETS       END OF
                                      INVESTMENTS                                       VALUE        PERIOD
                                     -------------                                   ------------   ---------
HARTFORD ADVISERS
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................     $    --         $    --         $(0.26)        $ (0.11)      $ 22.93(1)    0.67%(2)
 Class IB..........................          --              --          (0.25)          (0.12)        23.05       0.55(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --          (0.47)           0.37         23.04       3.74
 Class IB..........................          --              --          (0.42)           0.36         23.17       3.48
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.52)           3.08         22.67      18.49
 Class IB..........................          --              --          (0.48)           3.09         22.81      18.20
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)       (0.26)(5)       (3.85)(5)     19.59(5)  (13.79)
 Class IB..........................          --(5)           --(5)       (0.24)(5)       (3.88)(5)     19.72(5)  (13.99)
 For the Year Ended
  December 31, 2001
 Class IA..........................       (1.27)(5)          --(5)       (2.00)(5)       (3.21(5)      23.44(5)   (4.64)
 Class IB..........................       (1.27)(5)          --(5)       (1.76)(5)       (3.03)(5)     23.60(5)   (4.81)
 For the Year Ended
  December 31, 2000
 Class IA..........................       (2.57)(5)          --(5)       (2.80)(5)       (3.00)(5)     26.65(5)   (0.75)
 Class IB..........................       (2.57)(5)          --(5)       (2.79)(5)       (3.03)(5)     26.63(5)   (0.92)
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................       (1.35)             --          (1.51)          (2.03)        51.40      (1.00)(2)
 Class IB..........................       (1.35)             --          (1.46)          (2.04)        51.14      (1.12)(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --          (0.17)           8.52         53.43      19.36
 Class IB..........................          --              --          (0.11)           8.42         53.18      19.07
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.22)          13.21         44.91      42.38
 Class IB..........................          --              --          (0.16)          13.13         44.76      42.02
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)       (0.19)(5)       (8.05)(5)     31.70(5)  (19.70)
 Class IB..........................          --(5)           --(5)       (0.14)(5)       (8.05)(5)     31.63(5)  (19.88)
 For the Year Ended
  December 31, 2001
 Class IA..........................      (16.09)(5)          --(5)      (16.36)(5)      (19.51)(5)     39.75(5)   (6.94)
 Class IB..........................      (16.09)(5)          --(5)      (16.32)(5)      (19.55)(5)     39.68(5)   (7.10)
 For the Year Ended
  December 31, 2000
 Class IA..........................       (9.28)(5)          --(5)       (9.67)(5)       (1.69)(5)     59.26(5)   13.22
 Class IB..........................       (9.28)(5)          --(5)       (9.62)(5)       (1.75)(5)     59.23(5)   13.02
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................          --              --          (0.04)           0.10         12.12       1.17(2)
 Class IB..........................          --              --          (0.03)           0.10         12.03       1.05(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --          (0.13)           0.82         12.02       8.41
 Class IB..........................          --              --          (0.11)           0.79         11.93       8.14
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.12)           2.40         11.20      28.82
 Class IB..........................          --              --          (0.09)           2.39         11.14      28.50
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)          --(5)        (2.92)(5)      8.80(5)  (24.65)
 Class IB..........................          --(5)           --(5)          --(5)        (2.92)(5)      8.75(5)  (24.85)
 For the Year Ended
  December 31, 2001
 Class IA..........................       (0.50)(5)          --(5)       (0.50)(5)       (1.54)(5)     11.72(5)   (8.02)
 Class IB..........................       (0.50)(5)          --(5)       (0.50)(5)       (1.56)(5)     11.67(5)   (8.18)
 For the Year Ended
  December 31, 2000
 Class IA..........................       (0.21)(5)          --(5)       (0.26)(5)       (1.06)(5)     13.26(5)   (5.64)
 Class IB..........................       (0.21)(5)          --(5)       (0.25)(5)       (1.07)(5)     13.23(5)   (5.81)

                                     -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     --------------------------------------------------------------
                                                    RATIO OF     RATIO OF     RATIO OF
                                     NET ASSETS     EXPENSES     EXPENSES       NET       PORTFOLIO
                                      AT END OF    TO AVERAGE   TO AVERAGE   INVESTMENT   TURNOVER
                                       PERIOD      NET ASSETS   NET ASSETS   INCOME TO     RATE(6)
                                     -----------     AFTER        BEFORE      AVERAGE     ---------
                                                   WAIVERS(3)   WAIVERS(3)   NET ASSETS
                                                   ----------   ----------   ----------
HARTFORD ADVISERS
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $ 8,756,455      0.66%(1)     0.69%(1)      1.93%(1)     31%
 Class IB..........................    1,381,198      0.91(1)      0.94(1)       1.68(1)      31
 For the Year Ended
  December 31, 2004
 Class IA..........................    9,699,374      0.67         0.67          2.16         36
 Class IB..........................    1,462,319      0.92         0.92          1.91         36
 For the Year Ended
  December 31, 2003
 Class IA..........................   10,358,449      0.67         0.67          2.03         48
 Class IB..........................    1,263,641      0.92         0.92          1.78         48
 For the Year Ended
  December 31, 2002
 Class IA..........................    9,249,397      0.67         0.67          2.29         47
 Class IB..........................      672,078      0.90         0.92          2.07         47
 For the Year Ended
  December 31, 2001
 Class IA..........................   11,836,564      0.66         0.66          2.51         34
 Class IB..........................      521,205      0.84         0.91          2.33         34
 For the Year Ended
  December 31, 2000
 Class IA..........................   13,430,507      0.66         0.66          2.47         40
 Class IB..........................      252,247      0.84         0.91          2.29         40
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   10,237,428      0.70(1)      0.70(1)       0.83(1)      55
 Class IB..........................    2,514,861      0.95(1)      0.95(1)       0.58(1)      55
 For the Year Ended
  December 31, 2004
 Class IA..........................   10,751,945      0.70         0.70          0.77         89
 Class IB..........................    2,505,798      0.95         0.95          0.52         89
 For the Year Ended
  December 31, 2003
 Class IA..........................    8,912,749      0.69         0.69          0.77         94
 Class IB..........................    1,579,399      0.94         0.94          0.52         94
 For the Year Ended
  December 31, 2002
 Class IA..........................    6,240,859      0.69         0.69          0.64         94
 Class IB..........................      588,013      0.92         0.94          0.41         94
 For the Year Ended
  December 31, 2001
 Class IA..........................    8,734,600      0.68         0.68          0.57         92
 Class IB..........................      393,241      0.86         0.93          0.39         92
 For the Year Ended
  December 31, 2000
 Class IA..........................    9,581,897      0.66         0.66          0.64        108
 Class IB..........................      136,058      0.84         0.91          0.46        108
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................      836,869      0.75(1)      0.75(1)       1.12(1)      29
 Class IB..........................      322,636      1.00(1)      1.00(1)       0.87(1)      29
 For the Year Ended
  December 31, 2004
 Class IA..........................      770,938      0.75         0.75          1.53         62
 Class IB..........................      270,171      1.00         1.00          1.28         62
 For the Year Ended
  December 31, 2003
 Class IA..........................      685,888      0.78         0.78          0.89         73
 Class IB..........................      155,810      1.03         1.03          0.64         73
 For the Year Ended
  December 31, 2002
 Class IA..........................      460,807      0.79         0.79          0.65         92
 Class IB..........................       58,930      1.02         1.04          0.42         92
 For the Year Ended
  December 31, 2001
 Class IA..........................      416,013      0.79         0.79          0.54         85
 Class IB..........................       46,599      0.97         1.04          0.36         85
 For the Year Ended
  December 31, 2000
 Class IA..........................      379,905      0.79         0.79          0.41         73
 Class IB..........................       14,898      0.97         1.04          0.23         73

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                    ------------------------------------------------------------------------------

                                                              NET REALIZED                              DIVIDENDS
                                    NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS
                                    VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET
                                    BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME
                                    ---------   ----------   --------------   ----------   ----------   ----------
HARTFORD DIVIDEND AND
GROWTH HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $20.83       $ 0.16        $ (0.31)       $ (0.15)      $(0.05)       $ --
 Class IB..........................   20.76         0.16          (0.34)         (0.18)       (0.04)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   18.77         0.32           2.01           2.33        (0.27)         --
 Class IB..........................   18.72         0.27           2.00           2.27        (0.23)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................   15.09         0.24           3.79           4.03        (0.25)         --
 Class IB..........................   15.07         0.21           3.76           3.97        (0.22)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................   18.80(5)      0.25(5)       (3.64)(5)      (3.39)(5)    (0.23)(5)      --(5)
 Class IB..........................   18.79(5)      0.24(5)       (3.66)(5)      (3.42)(5)    (0.21)(5)      --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   21.24(5)      0.31(5)       (1.14)(5)      (0.83)(5)    (0.30)(5)      --(5)
 Class IB..........................   21.24(5)      0.39(5)       (1.25)(5)      (0.86)(5)    (0.28)(5)      --(5)
 For the Year Ended
  December 31, 2000
 Class IA..........................   21.49(5)      0.35(5)        1.78(5)        2.13(5)     (0.34)(5)      --(5)
 Class IB..........................   21.51(5)      0.40(5)        1.69(5)        2.09(5)     (0.32)(5)      --(5)
HARTFORD EQUITY INCOME
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   11.64         0.09          (0.04)          0.05           --          --
 Class IB..........................   11.62         0.07          (0.03)          0.04           --          --
 For the Year Ended
  December 31, 2004
 Class IA..........................   10.75         0.12           0.89           1.01        (0.12)         --
 Class IB..........................   10.74         0.10           0.88           0.98        (0.10)         --
 From inception October 31, 2003
  through December 31, 2003
 Class IA..........................   10.00         0.02           0.75           0.77        (0.02)         --
 Class IB..........................   10.00         0.02           0.74           0.76        (0.02)         --
HARTFORD FOCUS
 HLS FUND
 For the Sixth Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   10.18         0.05          (0.08)         (0.03)       (0.11)         --
 Class IB..........................   10.13         0.03          (0.07)         (0.04)       (0.08)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................    9.90         0.10           0.21           0.31        (0.03)         --
 Class IB..........................    9.86         0.08           0.20           0.28        (0.01)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................    7.74         0.03           2.16           2.19        (0.03)         --
 Class IB..........................    7.71         0.02           2.15           2.17        (0.02)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................   10.38(5)      0.03(5)       (2.66)(5)      (2.63)(5)       --(5)       --(5)
 Class IB..........................   10.37(5)      0.02(5)       (2.67)(5)      (2.65)(5)       --(5)       --(5)
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................   10.00(5)      0.02(5)        0.38(5)        0.40(5)     (0.02)(5)      --(5)
 Class IB..........................   10.00(5)      0.01(5)        0.37(5)        0.38(5)     (0.01)(5)      --(5)

                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     ----------------------------------------------------------------------------------

                                     DISTRIBUTIONS   DISTRIBUTIONS       TOTAL       NET INCREASE                TOTAL
                                       FROM NET      FROM CAPITAL    DISTRIBUTIONS    (DECREASE)    NET ASSET   RETURN
                                       REALIZED      -------------   -------------      IN NET      VALUE AT    -------
                                       GAINS ON                                         ASSETS       END OF
                                      INVESTMENTS                                       VALUE        PERIOD
                                     -------------                                   ------------   ---------
HARTFORD DIVIDEND AND
GROWTH HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................     $ (0.29)        $    --         $(0.34)        $ (0.49)      $ 20.34      (0.74)%(2)
 Class IB..........................       (0.29)             --          (0.33)          (0.51)        20.25      (0.86)(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --          (0.27)           2.06         20.83      12.42
 Class IB..........................          --              --          (0.23)           2.04         20.76      12.14
 For the Year Ended
  December 31, 2003
 Class IA..........................       (0.10)             --          (0.35)           3.68         18.77      26.80
 Class IB..........................       (0.10)             --          (0.32)           3.65         18.72      26.48
 For the Year Ended
  December 31, 2002
 Class IA..........................       (0.09)(5)          --(5)       (0.32)(5)       (3.71)(5)     15.09(5)  (14.23)
 Class IB..........................       (0.09)(5)          --(5)       (0.30)(5)       (3.72)(5)     15.07(5)  (14.42)
 For the Year Ended
  December 31, 2001
 Class IA..........................       (1.31)(5)          --(5)       (1.61)(5)       (2.44)(5)     18.80(5)   (4.04)
 Class IB..........................       (1.31)(5)          --(5)       (1.59)(5)       (2.45)(5)     18.79(5)   (4.21)
 For the Year Ended
  December 31, 2000
 Class IA..........................       (2.04)(5)          --(5)       (2.38)(5)       (0.25)(5)     21.24(5)   10.95
 Class IB..........................       (2.04)(5)          --(5)       (2.36)(5)       (0.27)(5)     21.24(5)   10.75
HARTFORD EQUITY INCOME
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................          --              --             --            0.05         11.69       0.43(2)
 Class IB..........................          --              --             --            0.04         11.66       0.30(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --          (0.12)           0.89         11.64       9.43
 Class IB..........................          --              --          (0.10)           0.88         11.62       9.16
 From inception October 31, 2003
  through December 31, 2003
 Class IA..........................          --              --          (0.02)           0.75         10.75      26.80(2)
 Class IB..........................          --              --          (0.02)           0.74         10.74      26.48(2)
HARTFORD FOCUS
 HLS FUND
 For the Sixth Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................       (0.40)             --          (0.51)          (0.54)         9.64      (0.37)(2)
 Class IB..........................       (0.40)             --          (0.48)          (0.52)         9.61      (0.49)(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --          (0.03)           0.28         10.18       3.16
 Class IB..........................          --              --          (0.01)           0.27         10.13       2.90
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.03)           2.16          9.90      28.37
 Class IB..........................          --              --          (0.02)           2.15          9.86      28.05
 For the Year Ended
  December 31, 2002
 Class IA..........................       (0.01)(5)          --(5)       (0.01)(5)       (2.64)(5)      7.74(5)  (24.59)
 Class IB..........................       (0.01)(5)          --(5)       (0.01)(5)       (2.66)(5)      7.71(5)  (24.76)
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................          --(5)           --(5)       (0.02)(5)        0.38(5)      10.38(5)    3.94(2)
 Class IB..........................          --(5)           --(5)       (0.01)(5)        0.37(5)      10.37(5)    3.83(2)

                                     -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     --------------------------------------------------------------
                                                    RATIO OF     RATIO OF     RATIO OF
                                     NET ASSETS     EXPENSES     EXPENSES       NET       PORTFOLIO
                                      AT END OF    TO AVERAGE   TO AVERAGE   INVESTMENT   TURNOVER
                                       PERIOD      NET ASSETS   NET ASSETS   INCOME TO     RATE(6)
                                     -----------     AFTER        BEFORE      AVERAGE     ---------
                                                   WAIVERS(3)   WAIVERS(3)   NET ASSETS
                                                   ----------   ----------   ----------
HARTFORD DIVIDEND AND
GROWTH HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $ 4,777,056      0.68%(1)     0.68%(1)      1.68%(1)     10%
 Class IB..........................    1,459,446      0.93(1)      0.93(1)       1.44(1)      10
 For the Year Ended
  December 31, 2004
 Class IA..........................    4,719,663      0.68         0.68          1.73         27
 Class IB..........................    1,393,412      0.93         0.93          1.48         27
 For the Year Ended
  December 31, 2003
 Class IA..........................    3,927,415      0.69         0.69          1.61         31
 Class IB..........................      902,779      0.94         0.94          1.36         31
 For the Year Ended
  December 31, 2002
 Class IA..........................    2,810,625      0.69         0.69          1.56         43
 Class IB..........................      327,617      0.92         0.94          1.33         43
 For the Year Ended
  December 31, 2001
 Class IA..........................    3,190,773      0.68         0.68          1.66         61
 Class IB..........................      153,848      0.86         0.93          1.48         61
 For the Year Ended
  December 31, 2000
 Class IA..........................    3,189,857      0.68         0.68          1.70         59
 Class IB..........................       35,415      0.86         0.93          1.52         59
HARTFORD EQUITY INCOME
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................      183,917      0.77(1)      0.87(1)       2.19(1)      12
 Class IB..........................       74,529      1.02(1)      1.02(1)       1.94(1)      12
 For the Year Ended
  December 31, 2004
 Class IA..........................       90,197      0.90         0.90          1.99         18
 Class IB..........................       24,876      1.15         1.15          1.74         18
 From inception October 31, 2003
  through December 31, 2003
 Class IA..........................        8,511      1.13(1)      1.13(1)       1.50(1)       2
 Class IB..........................        1,609      1.38(1)      1.38(1)       1.25(1)       2
HARTFORD FOCUS
 HLS FUND
 For the Sixth Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................       44,963      0.89(1)      0.89(1)       0.85(1)      61
 Class IB..........................       37,128      1.14(1)      1.14(1)       0.60(1)      61
 For the Year Ended
  December 31, 2004
 Class IA..........................       49,519      0.90         0.90          1.06        111
 Class IB..........................       41,587      1.15         1.15          0.81        111
 For the Year Ended
  December 31, 2003
 Class IA..........................       49,891      0.90         0.90          0.40        129
 Class IB..........................       39,674      1.15         1.15          0.15        129
 For the Year Ended
  December 31, 2002
 Class IA..........................       35,237      0.88         0.88          0.40        212
 Class IB..........................       18,361      1.11         1.13          0.17        212
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................       32,968      0.95(1)      0.95(1)       0.47(1)     113
 Class IB..........................        8,803      1.13(1)      1.20(1)       0.29(1)     113

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                    ------------------------------------------------------------------------------

                                                              NET REALIZED                              DIVIDENDS
                                    NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS
                                    VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET
                                    BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME
                                    ---------   ----------   --------------   ----------   ----------   ----------
HARTFORD GLOBAL ADVISERS
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $12.53       $ 0.09        $ (0.42)       $ (0.33)      $(0.23)       $ --
 Class IB..........................   12.44         0.17          (0.52)         (0.35)       (0.21)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   11.15         0.19           1.19           1.38           --          --
 Class IB..........................   11.09         0.14           1.21           1.35           --          --
 For the Year Ended
  December 31, 2003
 Class IA..........................    9.16         0.12           1.95           2.07        (0.08)         --
 Class IB..........................    9.12         0.11           1.93           2.04        (0.07)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................   10.07(5)     (0.50)(5)      (0.41)(5)      (0.91)(5)       --(5)       --(5)
 Class IB..........................   10.05(5)     (0.41)(5)      (0.52)(5)      (0.93)(5)       --(5)       --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   11.49(5)      0.23(5)       (0.94)(5)      (0.71)(5)    (0.08)(5)      --(5)
 Class IB..........................   11.47(5)      0.44(5)       (1.16)(5)      (0.72)(5)    (0.07)(5)      --(5)
 For the Year Ended
  December 31, 2000
 Class IA..........................   13.97(5)      0.46(5)       (1.34)(5)      (0.88)(5)    (0.71)(5)      --(5)
 Class IB..........................   13.97(5)      0.48(5)       (1.38)(5)      (0.90)(5)    (0.71)(5)      --(5)
HARTFORD GLOBAL COMMUNICATIONS
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................    8.84         0.18          (0.08)          0.10        (0.16)         --
 Class IB..........................    8.79         0.17          (0.08)          0.09        (0.14)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................    7.17         0.16           1.51           1.67           --          --
 Class IB..........................    7.15         0.15           1.49           1.64           --          --
 For the Year Ended
  December 31, 2003
 Class IA..........................    4.47         0.01           2.69           2.70           --          --
 Class IB..........................    4.47         0.01           2.67           2.68           --          --
 For the Year Ended
  December 31, 2002
 Class IA..........................    6.37(5)      0.01(5)       (1.89)(5)      (1.88)(5)    (0.02)(5)      --(5)
 Class IB..........................    6.37(5)      0.01(5)       (1.89)(5)      (1.88)(5)    (0.02)(5)      --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   10.00(5)      0.03(5)       (3.62)(5)      (3.59)(5)    (0.04)(5)      --(5)
 Class IB..........................   10.00(5)      0.02(5)       (3.62)(5)      (3.60)(5)    (0.03)(5)      --(5)
HARTFORD GLOBAL FINANCIAL
 SERVICES HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   10.85         0.13          (0.32)         (0.19)       (0.20)         --
 Class IB..........................   10.79         0.10          (0.30)         (0.20)       (0.17)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................    9.65         0.18           1.02           1.20           --          --
 Class IB..........................    9.63         0.17           0.99           1.16           --          --
 For the Year Ended
  December 31, 2003
 Class IA..........................    7.51         0.13           2.14           2.27        (0.13)         --
 Class IB..........................    7.50         0.11           2.13           2.24        (0.11)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................    9.37(5)      0.08(5)       (1.86)(5)      (1.78)(5)    (0.08)(5)      --(5)
 Class IB..........................    9.36(5)      0.07(5)       (1.86)(5)      (1.79)(5)    (0.07)(5)      --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   10.00(5)      0.07(5)       (0.66)(5)      (0.59)(5)    (0.04)(5)      --(5)
 Class IB..........................   10.00(5)      0.04(5)       (0.65)(5)      (0.61)(5)    (0.03)(5)      --(5)

                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     ----------------------------------------------------------------------------------

                                     DISTRIBUTIONS   DISTRIBUTIONS       TOTAL       NET INCREASE                TOTAL
                                       FROM NET      FROM CAPITAL    DISTRIBUTIONS    (DECREASE)    NET ASSET   RETURN
                                       REALIZED      -------------   -------------      IN NET      VALUE AT    -------
                                       GAINS ON                                         ASSETS       END OF
                                      INVESTMENTS                                       VALUE        PERIOD
                                     -------------                                   ------------   ---------
HARTFORD GLOBAL ADVISERS
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................     $    --         $    --         $(0.23)        $ (0.56)      $ 11.97      (2.64)%(2)
 Class IB..........................          --              --          (0.21)          (0.56)        11.88      (2.76)(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --             --            1.38         12.53      12.75
 Class IB..........................          --              --             --            1.35         12.44      12.47
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.08)           1.99         11.15      22.26
 Class IB..........................          --              --          (0.07)           1.97         11.09      21.97
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)          --(5)        (0.91)(5)      9.16(5)   (8.95)
 Class IB..........................          --(5)           --(5)          --(5)        (0.93)(5)      9.12(5)   (9.15)
 For the Year Ended
  December 31, 2001
 Class IA..........................       (0.63)(5)          --(5)       (0.71)(5)       (1.42)(5)     10.07(5)   (6.25)
 Class IB..........................       (0.63)(5)          --(5)       (0.70)(5)       (1.42)(5)     10.05(5)   (6.42)
 For the Year Ended
  December 31, 2000
 Class IA..........................       (0.89)(5)          --(5)       (1.60)(5)       (2.48)(5)     11.49(5)   (6.63)
 Class IB..........................       (0.89)(5)          --(5)       (1.60)(5)       (2.50)(5)     11.47(5)   (6.80)
HARTFORD GLOBAL COMMUNICATIONS
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................       (0.02)             --          (0.18)          (0.08)         8.76       1.15(2)
 Class IB..........................       (0.02)             --          (0.16)          (0.07)         8.72       1.03(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --             --            1.67          8.84      23.21
 Class IB..........................          --              --             --            1.64          8.79      22.90
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --             --            2.70          7.17      60.37
 Class IB..........................          --              --             --            2.68          7.15      59.97
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)       (0.02)(5)       (1.90)(5)      4.47(5)  (29.36)
 Class IB..........................          --(5)           --(5)       (0.02)(5)       (1.90)(5)      4.47(5)  (29.50)
 For the Year Ended
  December 31, 2001
 Class IA..........................          --(5)           --(5)       (0.04)(5)       (3.63)(5)      6.37(5)  (35.74)
 Class IB..........................          --(5)           --(5)       (0.03)(5)       (3.63)(5)      6.37(5)  (35.88)
HARTFORD GLOBAL FINANCIAL
 SERVICES HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................       (0.01)             --          (0.21)          (0.40)        10.45      (1.74)(2)
 Class IB..........................       (0.01)             --          (0.18)          (0.38)        10.41      (1.86)(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --             --            1.20         10.85      12.35
 Class IB..........................          --              --             --            1.16         10.79      12.07
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.13)           2.14          9.65      30.29
 Class IB..........................          --              --          (0.11)           2.13          9.63      29.96
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)       (0.08)(5)       (1.86)(5)      7.51(5)  (18.87)
 Class IB..........................          --(5)           --(5)       (0.07)(5)       (1.86)(5)      7.50(5)  (19.04)
 For the Year Ended
  December 31, 2001
 Class IA..........................          --(5)           --(5)       (0.04)(5)       (0.63)(5)      9.37(5)   (5.72)
 Class IB..........................          --(5)           --(5)       (0.03)(5)       (0.64)(5)      9.36(5)   (5.91)

                                     -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     --------------------------------------------------------------
                                                    RATIO OF     RATIO OF     RATIO OF
                                     NET ASSETS     EXPENSES     EXPENSES       NET       PORTFOLIO
                                      AT END OF    TO AVERAGE   TO AVERAGE   INVESTMENT   TURNOVER
                                       PERIOD      NET ASSETS   NET ASSETS   INCOME TO     RATE(6)
                                     -----------     AFTER        BEFORE      AVERAGE     ---------
                                                   WAIVERS(3)   WAIVERS(3)   NET ASSETS
                                                   ----------   ----------   ----------
HARTFORD GLOBAL ADVISERS
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $   339,933      0.83%(1)     0.83%(1)      1.53%(1)    272%
 Class IB..........................       73,588      1.08(1)      1.08(1)       1.28(1)     272
 For the Year Ended
  December 31, 2004
 Class IA..........................      362,757      0.84         0.84          1.27        511
 Class IB..........................       86,937      1.09         1.09          1.02        511
 For the Year Ended
  December 31, 2003
 Class IA..........................      312,492      0.84         0.84          1.26        455
 Class IB..........................       41,594      1.09         1.09          1.01        455
 For the Year Ended
  December 31, 2002
 Class IA..........................      269,329      0.83         0.83          2.05        288
 Class IB..........................       16,078      1.06         1.08          1.82        288
 For the Year Ended
  December 31, 2001
 Class IA..........................      331,784      0.86         0.86          2.21        346
 Class IB..........................       11,965      1.04         1.11          2.03        346
 For the Year Ended
  December 31, 2000
 Class IA..........................      384,648      0.85         0.85          2.72        184
 Class IB..........................        4,800      1.03         1.10          2.54        184
HARTFORD GLOBAL COMMUNICATIONS
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................       15,330      0.98(1)      0.98(1)       3.69(1)      27
 Class IB..........................       11,396      1.23(1)      1.23(1)       3.44(1)      27
 For the Year Ended
  December 31, 2004
 Class IA..........................       17,537      1.01         1.01          1.83         85
 Class IB..........................       12,119      1.26         1.26          1.58         85
 For the Year Ended
  December 31, 2003
 Class IA..........................       17,302      1.01         1.01          0.19         90
 Class IB..........................       10,288      1.26         1.26         (0.06)        90
 For the Year Ended
  December 31, 2002
 Class IA..........................        8,177      1.01         1.01          0.66      100.0
 Class IB..........................        2,707      1.24         1.26          0.43      100.0
 For the Year Ended
  December 31, 2001
 Class IA..........................        7,679      0.92         0.92          0.38         95
 Class IB..........................        1,584      1.10         1.17          0.20         95
HARTFORD GLOBAL FINANCIAL
 SERVICES HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................       19,644      0.95(1)      0.95(1)       2.00(1)      12
 Class IB..........................       17,619      1.20(1)      1.20(1)       1.75(1)      12
 For the Year Ended
  December 31, 2004
 Class IA..........................       22,010      0.98         0.98          1.84         77
 Class IB..........................       19,773      1.23         1.23          1.59         77
 For the Year Ended
  December 31, 2003
 Class IA..........................       18,940      0.98         0.98          1.63        120
 Class IB..........................       16,056      1.23         1.23          1.38        120
 For the Year Ended
  December 31, 2002
 Class IA..........................       15,486      1.15         1.15          1.11         80
 Class IB..........................        6,477      1.38         1.40          0.88         80
 For the Year Ended
  December 31, 2001
 Class IA..........................       14,216      0.93         0.93          1.04        119
 Class IB..........................        3,392      1.11         1.18          0.86        119

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                    ------------------------------------------------------------------------------

                                                              NET REALIZED                              DIVIDENDS
                                    NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS
                                    VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET
                                    BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME
                                    ---------   ----------   --------------   ----------   ----------   ----------
HARTFORD GLOBAL HEALTH
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $16.92       $ 0.02        $ (0.22)       $ (0.20)      $   --        $ --
 Class IB..........................   16.78         0.02          (0.24)         (0.22)          --          --
 For the Year Ended
  December 31, 2004
 Class IA..........................   15.52           --           1.95           1.95        (0.01)         --
 Class IB..........................   15.43        (0.01)          1.90           1.89           --          --
 For the Year Ended
  December 31, 2003
 Class IA..........................   11.91         0.01           3.81           3.82        (0.01)         --
 Class IB..........................   11.85           --           3.78           3.78           --          --
 For the Year Ended
  December 31, 2002
 Class IA..........................   14.72(5)      0.01(5)       (2.79)(5)      (2.78)(5)       --(5)       --(5)
 Class IB..........................   14.68(5)      0.01(5)       (2.81)(5)      (2.80)(5)       --(5)       --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   14.42(5)        --(5)        0.30(5)        0.30(5)        --(5)       --(5)
 Class IB..........................   14.41(5)     (0.03)(5)       0.30(5)        0.27(5)        --(5)       --(5)
 From inception May,1 2000
  through December 31, 2000
 Class IA..........................   10.00(5)      0.03(5)        4.77(5)        4.80(5)     (0.03)(5)      --(5)
 Class IB..........................   10.00(5)      0.03(5)        4.75(5)        4.78(5)     (0.02)(5)      --(5)
HARTFORD GLOBAL LEADERS
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   18.41         0.10          (1.39)         (1.29)       (0.05)         --
 Class IB..........................   18.32         0.09          (1.40)         (1.31)       (0.03)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   15.53         0.12           2.85           2.97        (0.09)         --
 Class IB..........................   15.47         0.10           2.82           2.92        (0.07)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................   11.50         0.07           4.02           4.09        (0.06)         --
 Class IB..........................   11.47         0.04           4.00           4.04        (0.04)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................   14.43(5)      0.13(5)       (2.95)(5)      (2.82)(5)    (0.11)(5)      --(5)
 Class IB..........................   14.40(5)      0.12(5)       (2.96)(5)      (2.84)(5)    (0.09)(5)      --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   17.59(5)      0.11(5)       (3.02)(5)      (2.91)(5)    (0.08)(5)      --(5)
 Class IB..........................   17.57(5)      0.08(5)       (3.02)(5)      (2.94)(5)    (0.06)(5)      --(5)
 For the Year Ended
  December 31, 2000
 Class IA..........................   19.13(5)      0.08(5)       (1.42)(5)      (1.34)(5)    (0.09)(5)      --(5)
 Class IB..........................   19.12(5)     (0.06)(5)      (1.30)(5)      (1.36)(5)    (0.08)(5)      --(5)
HARTFORD GLOBAL TECHNOLOGY
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................    4.94        (0.01)         (0.15)         (0.16)       (0.01)         --
 Class IB..........................    4.90        (0.02)         (0.15)         (0.17)          --          --
 For the Year Ended
  December 31, 2004
 Class IA..........................    4.88           --           0.06           0.06           --          --
 Class IB..........................    4.84         0.01           0.05           0.06           --          --
 For the Year Ended
  December 31, 2003
 Class IA..........................    3.02           --           1.86           1.86           --          --
 Class IB..........................    3.01           --           1.83           1.83           --          --
 For the Year Ended
  December 31, 2002
 Class IA..........................    4.92(5)     (0.05)(5)      (1.85)(5)      (1.90)(5)       --(5)       --(5)
 Class IB..........................    4.90(5)     (0.04)(5)      (1.85)(5)      (1.89)(5)       --(5)       --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................    6.37(5)     (0.02)(5)      (1.43)(5)      (1.45)(5)       --(5)       --(5)
 Class IB..........................    6.36(5)     (0.02)(5)      (1.44)(5)      (1.46)(5)       --(5)       --(5)
 From inception May,1 2000
  through December 31, 2000
 Class IA..........................   10.00(5)     (0.01)(5)      (3.62)(5)      (3.63)(5)       --(5)       --(5)
 Class IB..........................   10.00(5)     (0.01)(5)      (3.63)(5)      (3.64)(5)       --(5)       --(5)

                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     ----------------------------------------------------------------------------------

                                     DISTRIBUTIONS   DISTRIBUTIONS       TOTAL       NET INCREASE                TOTAL
                                       FROM NET      FROM CAPITAL    DISTRIBUTIONS    (DECREASE)    NET ASSET   RETURN
                                       REALIZED      -------------   -------------      IN NET      VALUE AT    -------
                                       GAINS ON                                         ASSETS       END OF
                                      INVESTMENTS                                       VALUE        PERIOD
                                     -------------                                   ------------   ---------
HARTFORD GLOBAL HEALTH
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................     $ (1.20)        $    --         $(1.20)        $ (1.40)      $ 15.52      (1.28)%(2)
 Class IB..........................       (1.20)             --          (1.20)          (1.42)        15.36      (1.40)(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................       (0.54)             --          (0.55)           1.40         16.92      12.80
 Class IB..........................       (0.54)             --          (0.54)           1.35         16.78      12.52
 For the Year Ended
  December 31, 2003
 Class IA..........................       (0.20)             --          (0.21)           3.61         15.52      32.31
 Class IB..........................       (0.20)             --          (0.20)           3.58         15.43      31.98
 For the Year Ended
  December 31, 2002
 Class IA..........................       (0.03)(5)          --(5)       (0.03)(5)       (2.81)(5)     11.91(5)  (16.97)
 Class IB..........................       (0.03)(5)          --(5)       (0.03)(5)       (2.83)(5)     11.85(5)  (17.16)
 For the Year Ended
  December 31, 2001
 Class IA..........................          --(5)           --(5)          --(5)         0.30(5)      14.72(5)    2.04
 Class IB..........................          --(5)           --(5)          --(5)         0.27(5)      14.68(5)    1.86
 From inception May,1 2000
  through December 31, 2000
 Class IA..........................       (0.35)(5)          --(5)       (0.38)(5)        4.42(5)      14.42(5)   48.18(2)
 Class IB..........................       (0.35)(5)          --(5)       (0.37)(5)        4.41(5)      14.41(5)   48.00(2)
HARTFORD GLOBAL LEADERS
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................          --              --          (0.05)          (1.34)        17.07      (7.02)(2)
 Class IB..........................          --              --          (0.03)          (1.34)        16.98      (7.14)(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --          (0.09)           2.88         18.41      19.19
 Class IB..........................          --              --          (0.07)           2.85         18.32      18.89
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.06)           4.03         15.53      35.57
 Class IB..........................          --              --          (0.04)           4.00         15.47      35.24
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)       (0.11)(5)       (2.93)(5)     11.50(5)  (19.51)
 Class IB..........................          --(5)           --(5)       (0.09)(5)       (2.93)(5)     11.47(5)  (19.70)
 For the Year Ended
  December 31, 2001
 Class IA..........................       (0.17)(5)          --(5)       (0.25)(5)       (3.16)(5)     14.43(5)  (16.58)
 Class IB..........................       (0.17)(5)          --(5)       (0.23)(5)       (3.17)(5)     14.40(5)  (16.73)
 For the Year Ended
  December 31, 2000
 Class IA..........................       (0.11)(5)          --(5)       (0.20)(5)       (1.54)(5)     17.59(5)   (7.06)
 Class IB..........................       (0.11)(5)          --(5)       (0.19)(5)       (1.55)(5)     17.57(5)   (7.22)
HARTFORD GLOBAL TECHNOLOGY
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................          --              --          (0.01)          (0.17)         4.77      (3.18)(2)
 Class IB..........................          --              --             --           (0.17)         4.73      (3.30)(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --             --            0.06          4.94       1.35
 Class IB..........................          --              --             --            0.06          4.90       1.10
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --             --            1.86          4.88      61.50
 Class IB..........................          --              --             --            1.83          4.84      61.10
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)          --(5)        (1.90)(5)      3.02(5)  (38.59)
 Class IB..........................          --(5)           --(5)          --(5)        (1.89)(5)      3.01(5)  (38.69)
 For the Year Ended
  December 31, 2001
 Class IA..........................          --(5)           --(5)          --(5)        (1.45)(5)      4.92(5)  (22.81)
 Class IB..........................          --(5)           --(5)          --(5)        (1.46)(5)      4.90(5)  (22.95)
 From inception May,1 2000
  through December 31, 2000
 Class IA..........................          --(5)           --(5)          --(5)        (3.63)(5)      6.37(5)  (37.45)(2)
 Class IB..........................          --(5)           --(5)          --(5)        (3.64)(5)      6.36(5)  (37.10)(2)

                                     -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     --------------------------------------------------------------
                                                    RATIO OF     RATIO OF     RATIO OF
                                     NET ASSETS     EXPENSES     EXPENSES       NET       PORTFOLIO
                                      AT END OF    TO AVERAGE   TO AVERAGE   INVESTMENT   TURNOVER
                                       PERIOD      NET ASSETS   NET ASSETS   INCOME TO     RATE(6)
                                     -----------     AFTER        BEFORE      AVERAGE     ---------
                                                   WAIVERS(3)   WAIVERS(3)   NET ASSETS
                                                   ----------   ----------   ----------
HARTFORD GLOBAL HEALTH
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $   282,458      0.88%(1)     0.88%(1)      0.31%(1)     19%
 Class IB..........................      115,841      1.13(1)      1.13(1)       0.06(1)      19
 For the Year Ended
  December 31, 2004
 Class IA..........................      309,640      0.88         0.88          0.07         46
 Class IB..........................      125,592      1.13         1.13         (0.18)        46
 For the Year Ended
  December 31, 2003
 Class IA..........................      268,844      0.89         0.89          0.15         37
 Class IB..........................      103,592      1.14         1.14         (0.10)        37
 For the Year Ended
  December 31, 2002
 Class IA..........................      172,037      0.90         0.90          0.10         60
 Class IB..........................       48,470      1.13         1.15         (0.13)        60
 For the Year Ended
  December 31, 2001
 Class IA..........................      202,131      0.89         0.89          0.06         62
 Class IB..........................       35,781      1.07         1.14         (0.12)        62
 From inception May,1 2000
  through December 31, 2000
 Class IA..........................      123,533      0.90(1)      0.90(1)       0.59(1)      46
 Class IB..........................        9,347      1.08(1)      1.15(1)       0.41(1)      46
HARTFORD GLOBAL LEADERS
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................      925,203      0.77(1)      0.77(1)       1.10(1)     156
 Class IB..........................      270,812      1.02(1)      1.02(1)       0.85(1)     156
 For the Year Ended
  December 31, 2004
 Class IA..........................    1,004,850      0.78         0.78          0.83        255
 Class IB..........................      273,202      1.03         1.03          0.58        255
 For the Year Ended
  December 31, 2003
 Class IA..........................      728,049      0.80         0.80          0.54        292
 Class IB..........................      129,315      1.05         1.05          0.29        292
 For the Year Ended
  December 31, 2002
 Class IA..........................      544,901      0.81         0.81          1.06        324
 Class IB..........................       55,421      1.03         1.06          0.84        324
 For the Year Ended
  December 31, 2001
 Class IA..........................      484,661      0.81         0.81          0.71        363
 Class IB..........................       49,356      0.99         1.06          0.53        363
 For the Year Ended
  December 31, 2000
 Class IA..........................      572,517      0.81         0.81          0.63        367
 Class IB..........................       25,869      0.99         1.06          0.45        367
HARTFORD GLOBAL TECHNOLOGY
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................       93,512      0.92(1)      0.92(1)      (0.33)(1)     62
 Class IB..........................       41,098      1.17(1)      1.17(1)      (0.58)(1)     62
 For the Year Ended
  December 31, 2004
 Class IA..........................      111,876      0.91         0.91          0.31        164
 Class IB..........................       46,112      1.16         1.16          0.06        164
 For the Year Ended
  December 31, 2003
 Class IA..........................      138,243      0.90         0.90         (0.55)       157
 Class IB..........................       44,432      1.15         1.15         (0.80)       157
 For the Year Ended
  December 31, 2002
 Class IA..........................       54,596      0.91         0.91         (0.69)       155
 Class IB..........................       13,609      1.13         1.16         (0.92)       155
 For the Year Ended
  December 31, 2001
 Class IA..........................       86,074      0.89         0.89         (0.49)       240
 Class IB..........................       16,712      1.07         1.14         (0.67)       240
 From inception May,1 2000
  through December 31, 2000
 Class IA..........................       71,276      0.92(1)      0.92(1)      (0.44)(1)    150
 Class IB..........................        7,340      1.10(1)      1.17(1)      (0.62)(1)    150

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                    ------------------------------------------------------------------------------

                                                              NET REALIZED                              DIVIDENDS
                                    NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS
                                    VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET
                                    BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME
                                    ---------   ----------   --------------   ----------   ----------   ----------
HARTFORD GROWTH
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $12.47       $   --        $ (0.20)       $ (0.20)      $   --        $ --
 Class IB..........................   12.38           --          (0.21)         (0.21)          --          --
 For the Year Ended
  December 31, 2004
 Class IA..........................   11.16         0.01           1.39           1.40           --          --
 Class IB..........................   11.11         0.01           1.35           1.36           --          --
 For the Year Ended
  December 31, 2003
 Class IA..........................    8.66         0.01           2.85           2.84           --          --
 Class IB..........................    8.64        (0.02)          2.83           2.81           --          --
 From inception April 30, 2002
  through December 31,, 2002
 Class IA..........................   10.00           --          (1.34)         (1.34)          --          --
 Class IB..........................   10.00           --          (1.36)         (1.36)          --          --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   27.63         0.08           0.27           0.35           --          --
 Class IB..........................   27.44         0.07           0.25           0.32           --          --
 For the Year Ended
  December 31, 2004
 Class IA..........................   23.57         0.05           4.01           4.06           --          --
 Class IB..........................   23.48         0.03           3.93           3.96           --          --
 For the Year Ended
  December 31, 2003
 Class IA..........................   16.40         0.01           7.18           7.17           --          --
 Class IB..........................   16.37         0.01           7.12           7.11           --          --
 For the Year Ended
  December 31, 2002
 Class IA..........................   22.66        (0.03)         (6.23)         (6.26)          --          --
 From inception April 30, 2002
  through December 31, 2002
 Class IB..........................   21.16        (0.01)         (4.78)         (4.79)          --          --
 For the Year Ended
  December 31, 2001
 Class IA..........................   40.66           --          (9.21)         (9.21)          --          --
 For the Year Ended
  December 31, 2000
 Class IA..........................   45.14        (0.03)          2.99           2.96           --          --
HARTFORD HIGH YIELD
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   10.26         0.36          (0.33)          0.03        (0.67)         --
 Class IB..........................   10.17         0.35          (0.34)          0.01        (0.64)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   10.06         0.58           0.12           0.70        (0.50)         --
 Class IB..........................    9.98         0.64           0.03           0.67        (0.48)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................    8.49         0.19           1.75           1.94        (0.37)         --
 Class IB..........................    8.44         0.28           1.63           1.91        (0.37)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................    9.64(5)      0.63(5)       (1.73)(5)      (1.10)(5)    (0.05)(5)      --(5)
 Class IB..........................    9.61(5)      0.49(5)       (1.61)(5)      (1.12)(5)    (0.05)(5)      --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................    9.39(5)      0.78(5)       (0.52)(5)       0.26(5)     (0.01)(5)      --(5)
 Class IB..........................    9.38(5)      0.84(5)       (0.60)(5)       0.24(5)     (0.01)(5)      --(5)
 For the Year Ended
  December 31, 2000
 Class IA..........................   10.05(5)      0.78(5)       (0.68)(5)       0.10(5)     (0.76)(5)      --(5)
 Class IB..........................   10.05(5)      0.04(5)        0.04(5)        0.08(5)     (0.75)(5)      --(5)

                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     ----------------------------------------------------------------------------------

                                     DISTRIBUTIONS   DISTRIBUTIONS       TOTAL       NET INCREASE                TOTAL
                                       FROM NET      FROM CAPITAL    DISTRIBUTIONS    (DECREASE)    NET ASSET   RETURN
                                       REALIZED      -------------   -------------      IN NET      VALUE AT    -------
                                       GAINS ON                                         ASSETS       END OF
                                      INVESTMENTS                                       VALUE        PERIOD
                                     -------------                                   ------------   ---------
HARTFORD GROWTH
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................     $ (0.41)        $    --         $(0.41)        $ (0.61)      $ 11.86      (1.58)%(2)
 Class IB..........................       (0.41)             --          (0.41)          (0.62)        11.76      (1.70)(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................       (0.09)             --          (0.09)           1.31         12.47      12.49
 Class IB..........................       (0.09)             --          (0.09)           1.27         12.38      12.21
 For the Year Ended
  December 31, 2003
 Class IA..........................       (0.34)             --          (0.34)           2.50         11.16      32.81
 Class IB..........................       (0.34)             --          (0.34)           2.47         11.11      32.48
 From inception April 30, 2002
  through December 31,, 2002
 Class IA..........................          --              --             --           (1.34)         8.66     (13.43)(2)
 Class IB..........................          --              --             --           (1.36)         8.64     (13.57)(2)
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................          --              --             --            0.35         27.98       1.27(2)
 Class IB..........................          --              --             --            0.32         27.76       1.14(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --             --            4.06         27.63      17.18
 Class IB..........................          --              --             --            3.96         27.44      16.89
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --             --            7.17         23.57      43.79
 Class IB..........................          --              --             --            7.11         23.48      43.43
 For the Year Ended
  December 31, 2002
 Class IA..........................          --              --             --           (6.26)        16.40     (27.65)
 From inception April 30, 2002
  through December 31, 2002
 Class IB..........................          --              --             --           (4.79)        16.37     (22.65)(2)
 For the Year Ended
  December 31, 2001
 Class IA..........................       (8.79)             --          (8.79)         (18.00)        22.66     (22.85)
 For the Year Ended
  December 31, 2000
 Class IA..........................       (7.44)             --          (7.44)          (4.48)        40.66       3.99
HARTFORD HIGH YIELD
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................          --              --          (0.67)          (0.64)         9.62       0.28(2)
 Class IB..........................          --              --          (0.64)          (0.63)         9.54       0.16(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --          (0.50)           0.20         10.26       7.40
 Class IB..........................          --              --          (0.48)           0.19         10.17       7.14
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.37)           1.57         10.06      23.18
 Class IB..........................          --              --          (0.37)           1.54          9.98      22.88
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)       (0.05)(5)       (1.15)(5)      8.49(5)   (6.89)
 Class IB..........................          --(5)           --(5)       (0.05)(5)       (1.17)(5)      8.44(5)   (7.14)
 For the Year Ended
  December 31, 2001
 Class IA..........................          --(5)           --(5)       (0.01)(5)        0.25(5)       9.64(5)    2.69
 Class IB..........................          --(5)           --(5)       (0.01)(5)        0.23(5)       9.61(5)    2.54
 For the Year Ended
  December 31, 2000
 Class IA..........................          --(5)           --(5)       (0.76)(5)       (0.66)(5)      9.39(5)    1.03
 Class IB..........................          --(5)           --(5)       (0.75)(5)       (0.67)(5)      9.38(5)    0.85

                                     -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     --------------------------------------------------------------
                                                    RATIO OF     RATIO OF     RATIO OF
                                     NET ASSETS     EXPENSES     EXPENSES       NET       PORTFOLIO
                                      AT END OF    TO AVERAGE   TO AVERAGE   INVESTMENT   TURNOVER
                                       PERIOD      NET ASSETS   NET ASSETS   INCOME TO     RATE(6)
                                     -----------     AFTER        BEFORE      AVERAGE     ---------
                                                   WAIVERS(3)   WAIVERS(3)   NET ASSETS
                                                   ----------   ----------   ----------
HARTFORD GROWTH
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $   303,267      0.84%(1)     0.84%(1)      0.06%(1)     36%
 Class IB..........................      197,483      1.09(1)      1.09(1)      (0.19)(1)     36
 For the Year Ended
  December 31, 2004
 Class IA..........................      249,473      0.86         0.86          0.09         79
 Class IB..........................      170,895      1.11         1.11         (0.16)        79
 For the Year Ended
  December 31, 2003
 Class IA..........................      127,944      0.88         0.88         (0.20)       111
 Class IB..........................       90,188      1.13         1.13         (0.45)       111
 From inception April 30, 2002
  through December 31,, 2002
 Class IA..........................       13,452      0.99(1)      0.99(1)       0.01(1)      76
 Class IB..........................        7,937      1.24(1)      1.24(1)      (0.25)(1)     76
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................      857,395      0.64(1)      0.64(1)       0.59(1)      80
 Class IB..........................      138,126      0.89(1)      0.89(1)       0.34(1)      80
 For the Year Ended
  December 31, 2004
 Class IA..........................      848,674      0.63         0.63          0.23        137
 Class IB..........................      112,896      0.88         0.88         (0.03)       137
 For the Year Ended
  December 31, 2003
 Class IA..........................      696,900      0.64         0.64         (0.05)       145
 Class IB..........................       59,686      0.89         0.89         (0.30)       145
 For the Year Ended
  December 31, 2002
 Class IA..........................      478,045      0.66         0.66         (0.16)       189
 From inception April 30, 2002
  through December 31, 2002
 Class IB..........................        5,287      0.84(1)      0.84(1)      (0.10)(1)    189
 For the Year Ended
  December 31, 2001
 Class IA..........................      755,068      0.65         0.65         (0.01)       228
 For the Year Ended
  December 31, 2000
 Class IA..........................    1,063,005      0.64         0.64         (0.08)       120
HARTFORD HIGH YIELD
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................      496,856      0.77(1)      0.77(1)       6.37(1)      49
 Class IB..........................      292,993      1.02(1)      1.02(1)       6.12(1)      49
 For the Year Ended
  December 31, 2004
 Class IA..........................      518,881      0.77         0.77          6.31         92
 Class IB..........................      309,672      1.02         1.02          6.06         92
 For the Year Ended
  December 31, 2003
 Class IA..........................      481,315      0.78         0.78          7.00         44
 Class IB..........................      259,544      1.03         1.03          6.75         44
 For the Year Ended
  December 31, 2002
 Class IA..........................      200,017      0.82         0.82          9.33         60
 Class IB..........................       57,084      1.05         1.07          9.10         60
 For the Year Ended
  December 31, 2001
 Class IA..........................      127,044      0.81         0.81          9.70         63
 Class IB..........................       25,901      0.99         1.06          9.52         63
 For the Year Ended
  December 31, 2000
 Class IA..........................       66,104      0.81         0.81          9.15         69
 Class IB..........................        2,497      0.99         1.06          8.97         69

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                    ------------------------------------------------------------------------------

                                                              NET REALIZED                              DIVIDENDS
                                    NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS
                                    VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET
                                    BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME
                                    ---------   ----------   --------------   ----------   ----------   ----------
HARTFORD INDEX HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $32.17       $ 0.23        $ (0.53)       $ (0.30)      $(0.14)       $ --
 Class IB..........................   32.02         0.21          (0.55)         (0.34)       (0.12)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   29.60         0.50           2.56           3.06        (0.39)         --
 Class IB..........................   29.49         0.44           2.53           2.97        (0.34)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................   23.46         0.36           6.23           6.59        (0.37)         --
 Class IB..........................   23.39         0.31           6.19           6.50        (0.32)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................   31.81(5)      0.32(5)       (8.29)(5)      (7.97)(5)    (0.28)(5)      --(5)
 Class IB..........................   31.75(5)      0.28(5)       (8.30)(5)      (8.02)(5)    (0.24)(5)      --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   37.25(5)      0.31(5)       (4.87)(5)      (4.56)(5)    (0.29)(5)      --(5)
 Class IB..........................   37.20(5)      0.30(5)       (4.91)(5)      (4.61)(5)    (0.25)(5)      --(5)
 For the Year Ended
  December 31, 2000
 Class IA..........................   41.89(5)      0.30(5)       (4.24)(5)      (3.94)(5)    (0.31)(5)      --(5)
 Class IB..........................   41.89(5)      0.37(5)       (4.39)(5)      (4.02)(5)    (0.28)(5)      --(5)
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   12.45         0.10          (1.01)         (0.91)       (0.02)         --
 Class IB..........................   12.37         0.07          (0.99)         (0.92)       (0.01)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   10.20         0.05           2.44           2.49           --          --
 Class IB..........................   10.16         0.06           2.39           2.45           --          --
 For the Year Ended
  December 31, 2003
 Class IA..........................    7.09           --           3.61           3.61           --          --
 Class IB..........................    7.08           --           3.58           3.58           --          --
 For the Year Ended
  December 31, 2002
 Class IA..........................    8.59(5)      0.03(5)       (1.51)(5)      (1.48)(5)    (0.02)(5)      --(5)
 Class IB..........................    8.59(5)      0.01(5)       (1.51)(5)      (1.50)(5)    (0.01)(5)      --(5)
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................   10.00(5)      0.01(5)       (1.41)(5)      (1.40)(5)    (0.01)(5)      --(5)
 Class IB..........................   10.00(5)      0.01(5)       (1.41)(5)      (1.40)(5)    (0.01)(5)      --(5)
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   11.86         0.11          (0.18)         (0.07)          --          --
 Class IB..........................   11.83         0.11          (0.19)         (0.08)          --          --
 For the Year Ended
  December 31, 2004
 Class IA..........................   10.11         0.10           1.73           1.83        (0.08)         --
 Class IB..........................   10.09         0.08           1.72           1.80        (0.06)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................    7.66         0.09           2.44           2.53        (0.08)         --
 Class IB..........................    7.66         0.07           2.43           2.50        (0.07)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................    9.53(5)      0.17(5)       (1.94)(5)      (1.77)(5)    (0.10)(5)      --(5)
 Class IB..........................    9.51(5)      0.14(5)       (1.91)(5)      (1.77)(5)    (0.08)(5)      --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   13.64(5)      0.12(5)       (2.61)(5)      (2.49)(5)    (0.01)(5)      --(5)
 Class IB..........................   13.65(5)      0.12(5)       (2.63)(5)      (2.51)(5)    (0.02)(5)      --(5)
 For the Year Ended
  December 31, 2000
 Class IA..........................   18.76(5)      0.18(5)       (3.14)(5)      (2.96)(5)    (0.23)(5)      --(5)
 Class IB..........................   18.76(5)      0.25(5)       (3.24)(5)      (2.99)(5)    (0.19)(5)      --(5)

                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     ----------------------------------------------------------------------------------

                                     DISTRIBUTIONS   DISTRIBUTIONS       TOTAL       NET INCREASE                TOTAL
                                       FROM NET      FROM CAPITAL    DISTRIBUTIONS    (DECREASE)    NET ASSET   RETURN
                                       REALIZED      -------------   -------------      IN NET      VALUE AT    -------
                                       GAINS ON                                         ASSETS       END OF
                                      INVESTMENTS                                       VALUE        PERIOD
                                     -------------                                   ------------   ---------
HARTFORD INDEX HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................     $ (1.00)        $    --         $(1.14)        $ (1.44)      $ 30.73      (1.01)%(2)
 Class IB..........................       (1.00)             --          (1.12)          (1.46)        30.56      (1.13)(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................       (0.10)             --          (0.49)           2.57         32.17      10.39
 Class IB..........................       (0.10)             --          (0.44)           2.53         32.02      10.12
 For the Year Ended
  December 31, 2003
 Class IA..........................       (0.08)             --          (0.45)           6.14         29.60      28.13
 Class IB..........................       (0.08)             --          (0.40)           6.10         29.49      27.81
 For the Year Ended
  December 31, 2002
 Class IA..........................       (0.10)(5)          --(5)       (0.38)(5)       (8.35)(5)     23.46(5)  (22.45)
 Class IB..........................       (0.10)(5)          --(5)       (0.34)(5)       (8.36)(5)     23.39(5)  (22.63)
 For the Year Ended
  December 31, 2001
 Class IA..........................       (0.59)(5)          --(5)       (0.88)(5)       (5.44)(5)     31.81(5)  (12.31)
 Class IB..........................       (0.59)(5)          --(5)       (0.84)(5)       (5.45)(5)     31.75(5)  (12.47)
 For the Year Ended
  December 31, 2000
 Class IA..........................       (0.39)(5)          --(5)       (0.70)(5)       (4.64)(5)     37.25(5)   (9.50)
 Class IB..........................       (0.39)(5)          --(5)       (0.67)(5)       (4.69)(5)     37.20(5)   (9.66)
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................       (0.43)             --          (0.45)          (1.36)        11.09      (7.33)(2)
 Class IB..........................       (0.43)             --          (0.44)          (1.36)        11.01      (7.45)(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................       (0.24)             --          (0.24)           2.25         12.45      24.72
 Class IB..........................       (0.24)             --          (0.24)           2.21         12.37      24.40
 For the Year Ended
  December 31, 2003
 Class IA..........................       (0.50)             --          (0.50)           3.11         10.20      51.02
 Class IB..........................       (0.50)             --          (0.50)           3.08         10.16      50.65
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)       (0.02)(5)       (1.50)(5)      7.09(5)  (17.21)
 Class IB..........................          --(5)           --(5)       (0.01)(5)       (1.51)(5)      7.08(5)  (17.40)
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................          --(5)           --(5)       (0.01)(5)       (1.41)(5)      8.59(5)  (13.98)(2)
 Class IB..........................          --(5)           --(5)       (0.01)(5)       (1.41)(5)      8.59(5)  (14.08)(2)
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................          --              --             --           (0.07)        11.79      (0.53)(2)
 Class IB..........................          --              --             --           (0.08)        11.75      (0.66)(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --          (0.08)           1.75         11.86      18.08
 Class IB..........................          --              --          (0.06)           1.74         11.83      17.79
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.08)           2.45         10.11      33.10
 Class IB..........................          --              --          (0.07)           2.43         10.09      32.76
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)       (0.10)(5)       (1.87)(5)      7.66(5)  (17.93)
 Class IB..........................          --(5)           --(5)       (0.08)(5)       (1.85)(5)      7.66(5)  (18.12)
 For the Year Ended
  December 31, 2001
 Class IA..........................       (1.61)(5)          --(5)       (1.62)(5)       (4.11)(5)      9.53(5)  (18.73)
 Class IB..........................       (1.61)(5)          --(5)       (1.63)(5)       (4.14)(5)      9.51(5)  (18.88)
 For the Year Ended
  December 31, 2000
 Class IA..........................       (1.93)(5)          --(5)       (2.16)(5)       (5.12)(5)     13.64(5)  (17.10)
 Class IB..........................       (1.93)(5)          --(5)       (2.12)(5)       (5.11)(5)     13.65(5)  (17.25)

                                     -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     --------------------------------------------------------------
                                                    RATIO OF     RATIO OF     RATIO OF
                                     NET ASSETS     EXPENSES     EXPENSES       NET       PORTFOLIO
                                      AT END OF    TO AVERAGE   TO AVERAGE   INVESTMENT   TURNOVER
                                       PERIOD      NET ASSETS   NET ASSETS   INCOME TO     RATE(6)
                                     -----------     AFTER        BEFORE      AVERAGE     ---------
                                                   WAIVERS(3)   WAIVERS(3)   NET ASSETS
                                                   ----------   ----------   ----------
HARTFORD INDEX HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $ 1,804,767      0.44%(1)     0.44%(1)      1.41%(1)      2%
 Class IB..........................      255,856      0.69(1)      0.69(1)       1.16(1)       2
 For the Year Ended
  December 31, 2004
 Class IA..........................    1,973,470      0.44         0.44          1.60          5
 Class IB..........................      252,959      0.69         0.69          1.35          5
 For the Year Ended
  December 31, 2003
 Class IA..........................    1,934,490      0.44         0.44          1.40          3
 Class IB..........................      195,900      0.69         0.69          1.15          3
 For the Year Ended
  December 31, 2002
 Class IA..........................    1,553,260      0.44         0.44          1.18         15
 Class IB..........................       68,832      0.67         0.69          0.95         15
 For the Year Ended
  December 31, 2001
 Class IA..........................    1,976,361      0.43         0.43          0.91          5
 Class IB..........................       46,056      0.61         0.68          0.73          5
 For the Year Ended
  December 31, 2000
 Class IA..........................    2,387,000      0.43         0.43          0.75          7
 Class IB..........................       16,272      0.61         0.68          0.57          7
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................      296,037      0.93(1)      0.93(1)       2.12(1)      97
 Class IB..........................      215,646      1.18(1)      1.18(1)       1.87(1)      97
 For the Year Ended
  December 31, 2004
 Class IA..........................      208,703      0.97         0.97          0.86        215
 Class IB..........................      137,183      1.22         1.22          0.61        215
 For the Year Ended
  December 31, 2003
 Class IA..........................       67,147      1.01         1.01          0.23        244
 Class IB..........................       63,698      1.26         1.26         (0.02)       244
 For the Year Ended
  December 31, 2002
 Class IA..........................       21,368      1.26         1.26          0.59        285
 Class IB..........................       13,878      1.49         1.51          0.36        285
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................        9,969      1.00(1)      1.00(1)       0.42(1)     191
 Class IB..........................        5,075      1.18(1)      1.25(1)       0.24(1)     191
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................    1,070,708      0.79(1)      0.79(1)       1.88(1)      53
 Class IB..........................      266,889      1.04(1)      1.04(1)       1.63(1)      53
 For the Year Ended
  December 31, 2004
 Class IA..........................    1,054,884      0.80         0.80          1.13        142
 Class IB..........................      247,752      1.05         1.05          0.88        142
 For the Year Ended
  December 31, 2003
 Class IA..........................      823,760      0.83         0.83          1.08        144
 Class IB..........................       76,246      1.08         1.08          0.83        144
 For the Year Ended
  December 31, 2002
 Class IA..........................      646,903      0.81         0.81          1.23        161
 Class IB..........................       26,641      1.04         1.06          1.00        161
 For the Year Ended
  December 31, 2001
 Class IA..........................      941,934      0.81         0.81          1.10        144
 Class IB..........................       22,277      0.99         1.06          0.92        144
 For the Year Ended
  December 31, 2000
 Class IA..........................    1,326,609      0.78         0.78          1.16        159
 Class IB..........................       18,682      0.96         1.03          0.98        159

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                    ------------------------------------------------------------------------------

                                                              NET REALIZED                              DIVIDENDS
                                    NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS
                                    VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET
                                    BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME
                                    ---------   ----------   --------------   ----------   ----------   ----------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $14.52       $ 0.09        $  0.27        $  0.36       $   --        $ --
 Class IB..........................   14.42         0.09           0.25           0.34           --          --
 For the Year Ended
  December 31, 2004
 Class IA..........................   12.62         0.16           1.96           2.12           --          --
 Class IB..........................   12.56         0.14           1.94           2.08           --          --
 For the Year Ended
  December 31, 2003
 Class IA..........................    8.89         0.09           4.68           4.77        (0.11)         --
 Class IB..........................    8.86         0.08           4.64           4.72        (0.09)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................    9.39(5)      0.02(5)       (0.52)(5)      (0.50)(5)       --(5)       --(5)
 Class IB..........................    9.38(5)      0.01(5)       (0.53)(5)      (0.52)(5)       --(5)       --(5)
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................   10.00(5)      0.05(5)       (0.64)(5)      (0.59)(5)    (0.02)(5)      --(5)
 Class IB..........................   10.00(5)      0.03(5)       (0.64)(5)      (0.61)(5)    (0.01)(5)      --(5)
HARTFORD MIDCAP HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   28.61         0.05           1.42           1.47        (0.02)         --
 Class IB..........................   28.42         0.03           1.40           1.43           --          --
 For the Year Ended
  December 31, 2004
 Class IA..........................   24.63         0.12           3.93           4.05        (0.07)         --
 Class IB..........................   24.50         0.08           3.87           3.95        (0.03)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................   17.93         0.04           6.71           6.75        (0.05)         --
 Class IB..........................   17.84        (0.01)          6.67           6.66           --          --
 For the Year Ended
  December 31, 2002
 Class IA..........................   20.93(5)     (0.01)(5)      (2.99)(5)      (3.00)(5)       --(5)       --(5)
 Class IB..........................   20.84(5)        --(5)       (3.00)(5)      (3.00)(5)       --(5)       --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   24.67(5)      0.03(5)       (0.97)(5)      (0.94)(5)       --(5)       --(5)
 Class IB..........................   24.62(5)        --(5)       (0.98)(5)      (0.98)(5)       --(5)       --(5)
 For the Year Ended
  December 31, 2000
 Class IA..........................   20.53(5)     (0.01)(5)       5.18(5)        5.17(5)        --(5)       --(5)
 Class IB..........................   20.53(5)     (0.01)(5)       5.13(5)        5.12(5)        --(5)       --(5)
HARTFORD MIDCAP VALUE HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   14.16         0.03           0.19           0.22        (0.04)         --
 Class IB..........................   14.08           --           0.21           0.21        (0.01)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   12.37         0.03           1.96           1.99        (0.01)         --
 Class IB..........................   12.32         0.02           1.93           1.95           --          --
 For the Year Ended
  December 31, 2003
 Class IA..........................    8.63         0.01           3.73           3.74           --          --
 Class IB..........................    8.62         0.01           3.69           3.70           --          --
 For the Year Ended
  December 31, 2002
 Class IA..........................    9.95(5)      0.02(5)       (1.32)(5)      (1.30)(5)    (0.02)(5)      --(5)
 Class IB..........................    9.94(5)      0.01(5)       (1.32)(5)      (1.31)(5)    (0.01)(5)      --(5)
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................   10.00(5)      0.01(5)       (0.05)(5)      (0.04)(5)    (0.01)(5)      --(5)
 Class IB..........................   10.00(5)      0.01(5)       (0.06)(5)      (0.05)(5)    (0.01)(5)      --(5)

                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     ----------------------------------------------------------------------------------

                                     DISTRIBUTIONS   DISTRIBUTIONS       TOTAL       NET INCREASE                TOTAL
                                       FROM NET      FROM CAPITAL    DISTRIBUTIONS    (DECREASE)    NET ASSET   RETURN
                                       REALIZED      -------------   -------------      IN NET      VALUE AT    -------
                                       GAINS ON                                         ASSETS       END OF
                                      INVESTMENTS                                       VALUE        PERIOD
                                     -------------                                   ------------   ---------
HARTFORD INTERNATIONAL SMALL COMPAN
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................     $ (0.93)        $    --         $(0.93)        $ (0.57)      $ 13.95       2.47%(2)
 Class IB..........................       (0.93)             --          (0.93)          (0.59)        13.83       2.35(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................       (0.22)             --          (0.22)           1.90         14.52      16.96
 Class IB..........................       (0.22)             --          (0.22)           1.86         14.42      16.67
 For the Year Ended
  December 31, 2003
 Class IA..........................       (0.93)             --          (1.04)           3.73         12.62      53.73
 Class IB..........................       (0.93)             --          (1.02)           3.70         12.56      53.35
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)          --(5)        (0.50)(5)      8.89(5)   (5.08)
 Class IB..........................          --(5)           --(5)          --(5)        (0.52)(5)      8.86(5)   (5.30)
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................          --(5)           --(5)       (0.02)(5)       (0.61)(5)      9.39(5)   (5.98)(2)
 Class IB..........................          --(5)           --(5)       (0.01)(5)       (0.62)(5)      9.38(5)   (6.09)(2)
HARTFORD MIDCAP HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................       (0.51)             --          (0.53)           0.94         29.55       5.14(2)
 Class IB..........................       (0.51)             --          (0.51)           0.92         29.34       5.01(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --          (0.07)           3.98         28.61      16.44
 Class IB..........................          --              --          (0.03)           3.92         28.42      16.15
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.05)           6.70         24.63      37.67
 Class IB..........................          --              --             --            6.66         24.50      37.33
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)          --(5)        (3.00)(5)     17.93(5)  (14.22)
 Class IB..........................          --(5)           --(5)          --(5)        (3.00)(5)     17.84(5)  (14.42)
 For the Year Ended
  December 31, 2001
 Class IA..........................       (2.80)(5)          --(5)       (2.80)(5)       (3.74)(5)     20.93(5)   (3.62)
 Class IB..........................       (2.80)(5)          --(5)       (2.80)(5)       (3.78)(5)     20.84(5)   (3.79)
 For the Year Ended
  December 31, 2000
 Class IA..........................       (1.03)(5)          --(5)       (1.03)(5)        4.14(5)      24.67(5)   25.42
 Class IB..........................       (1.03)(5)          --(5)       (1.03)(5)        4.09(5)      24.62(5)   25.20
HARTFORD MIDCAP VALUE HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................       (1.37)             --          (1.41)          (1.19)        12.97       1.53(2)
 Class IB..........................       (1.37)             --          (1.38)          (1.17)        12.91       1.41(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................       (0.19)             --          (0.20)           1.79         14.16      16.30
 Class IB..........................       (0.19)             --          (0.19)           1.76         14.08      16.01
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --             --            3.74         12.37      43.29
 Class IB..........................          --              --             --            3.70         12.32      42.93
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)       (0.02)(5)       (1.32)(5)      8.63(5)  (13.02)
 Class IB..........................          --(5)           --(5)       (0.01)(5)       (1.32)(5)      8.62(5)  (13.21)
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................          --(5)           --(5)       (0.01)(5)       (0.05)(5)      9.95(5)   (0.41)(2)
 Class IB..........................          --(5)           --(5)       (0.01)(5)       (0.06)(5)      9.94(5)   (0.52)(2)

                                     -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     --------------------------------------------------------------
                                                    RATIO OF     RATIO OF     RATIO OF
                                     NET ASSETS     EXPENSES     EXPENSES       NET       PORTFOLIO
                                      AT END OF    TO AVERAGE   TO AVERAGE   INVESTMENT   TURNOVER
                                       PERIOD      NET ASSETS   NET ASSETS   INCOME TO     RATE(6)
                                     -----------     AFTER        BEFORE      AVERAGE     ---------
                                                   WAIVERS(3)   WAIVERS(3)   NET ASSETS
                                                   ----------   ----------   ----------
HARTFORD INTERNATIONAL SMALL COMPAN
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $   130,445      1.01%(1)     1.01%(1)      2.05%(1)     46%
 Class IB..........................       74,301      1.26(1)      1.26(1)       1.80(1)      46
 For the Year Ended
  December 31, 2004
 Class IA..........................       84,012      1.08         1.08          1.53        119
 Class IB..........................       54,750      1.33         1.33          1.28        119
 For the Year Ended
  December 31, 2003
 Class IA..........................       44,088      1.23         1.23          1.35        150
 Class IB..........................       22,704      1.48         1.48          1.10        150
 For the Year Ended
  December 31, 2002
 Class IA..........................       16,722      1.71         1.71          0.23        183
 Class IB..........................        5,130      1.96         1.96         (0.01)       183
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................        4,373      1.00(1)      1.00(1)       1.01(1)     168
 Class IB..........................          768      1.18(1)      1.25(1)       0.83(1)     168
HARTFORD MIDCAP HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................    2,280,995      0.70(1)      0.70(1)       0.39(1)      36
 Class IB..........................      225,958      0.95(1)      0.95(1)       0.14(1)      36
 For the Year Ended
  December 31, 2004
 Class IA..........................    2,193,649      0.70         0.70          0.47         60
 Class IB..........................      221,727      0.95         0.95          0.22         60
 For the Year Ended
  December 31, 2003
 Class IA..........................    1,946,881      0.72         0.72          0.20         75
 Class IB..........................      179,439      0.97         0.97         (0.05)        75
 For the Year Ended
  December 31, 2002
 Class IA..........................    1,340,265      0.72         0.72          0.09         90
 Class IB..........................       89,336      0.94         0.97         (0.14)        90
 For the Year Ended
  December 31, 2001
 Class IA..........................    1,765,315      0.70         0.70          0.12        117
 Class IB..........................      117,396      0.88         0.95         (0.06)       117
 For the Year Ended
  December 31, 2000
 Class IA..........................    1,774,047      0.70         0.72         (0.08)       138
 Class IB..........................       50,747      0.88         0.97         (0.26)       138
HARTFORD MIDCAP VALUE HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................      715,526      0.80(1)      0.80(1)       0.36(1)      27
 Class IB..........................      390,953      1.05(1)      1.05(1)       0.11(1)      27
 For the Year Ended
  December 31, 2004
 Class IA..........................      770,328      0.80         0.80          0.34         87
 Class IB..........................      435,812      1.05         1.05          0.09         87
 For the Year Ended
  December 31, 2003
 Class IA..........................      592,014      0.83         0.83          0.25         59
 Class IB..........................      318,093      1.08         1.08            --         59
 For the Year Ended
  December 31, 2002
 Class IA..........................      275,556      0.88         0.88          0.36         42
 Class IB..........................       98,964      1.12         1.13          0.12         42
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................       95,308      0.90(1)      0.90(1)       0.47(1)      32
 Class IB..........................       25,185      1.08(1)      1.15(1)       0.29(1)      32

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                    ------------------------------------------------------------------------------

                                                              NET REALIZED                              DIVIDENDS
                                    NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS
                                    VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET
                                    BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME
                                    ---------   ----------   --------------   ----------   ----------   ----------
HARTFORD MONEY MARKET
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $ 1.00       $ 0.01        $    --        $  0.01       $(0.01)       $ --
 Class IB..........................    1.00         0.01             --           0.01        (0.01)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................    1.00           --             --             --           --          --
 Class IB..........................    1.00           --             --             --           --          --
 For the Year Ended
  December 31, 2003
 Class IA..........................    1.00         0.01             --           0.01        (0.01)         --
 Class IB..........................    1.00           --             --             --           --          --
 For the Year Ended
  December 31, 2002
 Class IA..........................    1.00         0.01             --           0.01        (0.01)         --
 Class IB..........................    1.00         0.01             --           0.01        (0.01)         --
 For the Year Ended
  December 31, 2001
 Class IA..........................    1.00         0.04             --           0.04        (0.04)         --
 Class IB..........................    1.00         0.04             --           0.04        (0.04)         --
 For the Year Ended
  December 31, 2000
 Class IA..........................    1.00         0.06             --           0.06        (0.06)         --
 Class IB..........................    1.00         0.06             --           0.06        (0.06)         --
HARTFORD MORTGAGE
 SECURITIES HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   11.71         0.26          (0.03)          0.23        (0.48)         --
 Class IB..........................   11.61         0.20           0.02           0.22        (0.45)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   11.84         0.42           0.05           0.47        (0.58)         --
 Class IB..........................   11.75         0.45          (0.02)          0.43        (0.55)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................   12.01         0.35          (0.08)          0.27        (0.38)         --
 Class IB..........................   11.94         0.38          (0.14)          0.24        (0.37)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................   11.54(5)      0.37(5)        0.15(5)        0.52(5)     (0.05)(5)      --(5)
 Class IB..........................   11.50(5)      0.31(5)        0.18(5)        0.49(5)     (0.05)(5)      --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   11.38(5)      0.49(5)        0.34(5)        0.83(5)     (0.67)(5)      --(5)
 Class IB..........................   11.36(5)      0.50(5)        0.31(5)        0.81(5)     (0.67)(5)      --(5)
 For the Year Ended
  December 31, 2000
 Class IA..........................   10.39(5)      0.75(5)        0.32(5)        1.07(5)     (0.08)(5)      --(5)
 Class IB..........................   10.39(5)      0.78(5)        0.27(5)        1.05(5)     (0.08)(5)      --(5)
HARTFORD SMALL COMPANY
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   16.25        (0.01)          0.69           0.68           --          --
 Class IB..........................   16.06        (0.01)          0.66           0.65           --          --
 For the Year Ended
  December 31, 2004
 Class IA..........................   14.49        (0.07)          1.83           1.76           --          --
 Class IB..........................   14.35        (0.09)          1.80           1.71           --          --
 For the Year Ended
  December 31, 2003
 Class IA..........................    9.29        (0.04)          5.24           5.20           --          --
 Class IB..........................    9.23        (0.04)          5.16           5.12           --          --
 For the Year Ended
  December 31, 2002
 Class IA..........................   13.32(5)     (0.08)(5)      (3.95)(5)      (4.03)(5)       --(5)       --(5)
 Class IB..........................   13.26(5)     (0.06)(5)      (3.97)(5)      (4.03)(5)       --(5)       --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   16.87(5)      0.01(5)       (2.53)(5)      (2.52)(5)       --(5)       --(5)
 Class IB..........................   16.83(5)     (0.01)(5)      (2.53)(5)      (2.54)(5)       --(5)       --(5)
 For the Year Ended
  December 31, 2000
 Class IA..........................   21.88(5)      0.03(5)       (2.54)(5)      (2.51)(5)       --(5)       --(5)
 Class IB..........................   21.87(5)      0.03(5)       (2.57)(5)      (2.54)(5)       --(5)       --(5)

                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     ----------------------------------------------------------------------------------

                                     DISTRIBUTIONS   DISTRIBUTIONS       TOTAL       NET INCREASE                TOTAL
                                       FROM NET      FROM CAPITAL    DISTRIBUTIONS    (DECREASE)    NET ASSET   RETURN
                                       REALIZED      -------------   -------------      IN NET      VALUE AT    -------
                                       GAINS ON                                         ASSETS       END OF
                                      INVESTMENTS                                       VALUE        PERIOD
                                     -------------                                   ------------   ---------
HARTFORD MONEY MARKET
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................     $    --         $    --         $(0.01)        $    --       $  1.00       1.14%(2)
 Class IB..........................          --              --          (0.01)             --          1.00       1.01(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --             --              --          1.00       0.94
 Class IB..........................          --              --             --              --          1.00       0.69
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.01)             --          1.00       0.75
 Class IB..........................          --              --             --              --          1.00       0.50
 For the Year Ended
  December 31, 2002
 Class IA..........................          --              --          (0.01)             --          1.00       1.47
 Class IB..........................          --              --          (0.01)             --          1.00       1.24
 For the Year Ended
  December 31, 2001
 Class IA..........................          --              --          (0.04)             --          1.00       3.87
 Class IB..........................          --              --          (0.04)             --          1.00       3.68
 For the Year Ended
  December 31, 2000
 Class IA..........................          --              --          (0.06)             --          1.00       6.10
 Class IB..........................          --              --          (0.06)             --          1.00       5.91
HARTFORD MORTGAGE
 SECURITIES HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................          --              --          (0.48)          (0.25)        11.46       2.02(2)
 Class IB..........................          --              --          (0.45)          (0.23)        11.38       1.89(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................       (0.02)             --          (0.60)          (0.13)        11.71       4.12
 Class IB..........................       (0.02)             --          (0.57)          (0.14)        11.61       3.86
 For the Year Ended
  December 31, 2003
 Class IA..........................       (0.06)             --          (0.44)          (0.17)        11.84       2.29
 Class IB..........................       (0.06)             --          (0.43)          (0.19)        11.75       2.03
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)       (0.05)(5)        0.47(5)      12.01(5)    8.15
 Class IB..........................          --(5)           --(5)       (0.05)(5)        0.44(5)      11.94(5)    7.89
 For the Year Ended
  December 31, 2001
 Class IA..........................          --(5)           --(5)       (0.67)(5)        0.16(5)      11.54(5)    7.50
 Class IB..........................          --(5)           --(5)       (0.67)(5)        0.14(5)      11.50(5)    7.30
 For the Year Ended
  December 31, 2000
 Class IA..........................          --(5)           --(5)       (0.08)(5)        0.99(5)      11.38(5)   10.28
 Class IB..........................          --(5)           --(5)       (0.08)(5)        0.96(5)      11.36(5)   10.08
HARTFORD SMALL COMPANY
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................          --              --             --            0.68         16.93       4.18(2)
 Class IB..........................          --                             --            0.65         16.71       4.05(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --             --            1.76         16.25      12.18
 Class IB..........................          --                             --            1.71         16.06      11.90
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --             --            5.20         14.49      55.87
 Class IB..........................          --              --             --            5.12         14.35      55.48
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)          --(5)        (4.03)(5)      9.29(5)  (30.23)
 Class IB..........................          --(5)           --(5)          --(5)        (4.03)(5)      9.23(5)  (30.39)
 For the Year Ended
  December 31, 2001
 Class IA..........................       (1.03)(5)          --(5)       (1.03)(5)       (3.55)(5)     13.32(5)  (14.92)
 Class IB..........................       (1.03)(5)          --(5)       (1.03)(5)       (3.57)(5)     13.26(5)  (15.07)
 For the Year Ended
  December 31, 2000
 Class IA..........................       (2.50)(5)          --(5)       (2.50)(5)       (5.01)(5)     16.87(5)  (13.12)
 Class IB..........................       (2.50)(5)          --(5)       (2.50)(5)       (5.04)(5)     16.83(5)  (13.28)

                                     -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     --------------------------------------------------------------
                                                    RATIO OF     RATIO OF     RATIO OF
                                     NET ASSETS     EXPENSES     EXPENSES       NET       PORTFOLIO
                                      AT END OF    TO AVERAGE   TO AVERAGE   INVESTMENT   TURNOVER
                                       PERIOD      NET ASSETS   NET ASSETS   INCOME TO     RATE(6)
                                     -----------     AFTER        BEFORE      AVERAGE     ---------
                                                   WAIVERS(3)   WAIVERS(3)   NET ASSETS
                                                   ----------   ----------   ----------
HARTFORD MONEY MARKET
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $ 1,324,791      0.49%(1)     0.49%(1)      2.28%(1)     --%
 Class IB..........................      264,009      0.74(1)      0.74(1)       2.03(1)      --
 For the Year Ended
  December 31, 2004
 Class IA..........................    1,294,525      0.48         0.48          0.93         --
 Class IB..........................      252,808      0.73         0.73          0.68         --
 For the Year Ended
  December 31, 2003
 Class IA..........................    1,609,439      0.49         0.49          0.75         --
 Class IB..........................      240,930      0.74         0.74          0.50         --
 For the Year Ended
  December 31, 2002
 Class IA..........................    2,319,456      0.49         0.49          1.43         --
 Class IB..........................      261,914      0.72         0.74          1.20         --
 For the Year Ended
  December 31, 2001
 Class IA..........................    1,867,520      0.48         0.48          3.58         --
 Class IB..........................      152,129      0.66         0.73          3.40         --
 For the Year Ended
  December 31, 2000
 Class IA..........................    1,242,275      0.48         0.48          5.91         --
 Class IB..........................       36,270      0.66         0.73          5.73         --
HARTFORD MORTGAGE
 SECURITIES HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................      494,661      0.49(1)      0.49(1)       4.14(1)      84
 Class IB..........................      176,071      0.74(1)      0.74(1)       3.89(1)      84
 For the Year Ended
  December 31, 2004
 Class IA..........................      521,171      0.49         0.49          3.29        100
 Class IB..........................      180,232      0.74         0.74          3.04        100
 For the Year Ended
  December 31, 2003
 Class IA..........................      587,833      0.49         0.49          2.84        338
 Class IB..........................      180,982      0.74         0.74          2.59        338
 For the Year Ended
  December 31, 2002
 Class IA..........................      727,323      0.49         0.49          3.86        339
 Class IB..........................      116,549      0.73         0.74          3.62        339
 For the Year Ended
  December 31, 2001
 Class IA..........................      424,603      0.48         0.48          5.64        233
 Class IB..........................       26,121      0.66         0.73          5.46        233
 For the Year Ended
  December 31, 2000
 Class IA..........................      310,825      0.48         0.48          6.43        534
 Class IB..........................        1,148      0.66         0.73          6.25        534
HARTFORD SMALL COMPANY
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................      879,746      0.76(1)      0.76(1)      (0.15)(1)     43
 Class IB..........................      203,748      1.01(1)      1.01(1)      (0.40)(1)     43
 For the Year Ended
  December 31, 2004
 Class IA..........................      904,912      0.75         0.75         (0.41)       141
 Class IB..........................      230,452      1.00         1.00         (0.66)       141
 For the Year Ended
  December 31, 2003
 Class IA..........................      851,283      0.76         0.76         (0.49)       171
 Class IB..........................      190,456      1.01         1.01         (0.74)       171
 For the Year Ended
  December 31, 2002
 Class IA..........................      495,074      0.77         0.77         (0.30)       222
 Class IB..........................       66,378      1.00         1.02         (0.53)       222
 For the Year Ended
  December 31, 2001
 Class IA..........................      745,253      0.76         0.76          0.03        227
 Class IB..........................       59,371      0.94         1.01         (0.15)       227
 For the Year Ended
  December 31, 2000
 Class IA..........................      908,886      0.74         0.74            --        195
 Class IB..........................       40,967      0.92         0.99         (0.18)       195

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                    ------------------------------------------------------------------------------

                                                              NET REALIZED                              DIVIDENDS
                                    NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS
                                    VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET
                                    BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME
                                    ---------   ----------   --------------   ----------   ----------   ----------
HARTFORD SMALLCAP
GROWTH HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $20.26       $ 0.01        $  0.50        $  0.51       $   --        $ --
 Class IB..........................   20.21         0.01           0.48           0.49           --          --
 For the Year Ended
  December 31, 2004
 Class IA..........................   17.55         0.04           2.67           2.71           --          --
 Class IB..........................   17.55         0.03           2.63           2.66           --          --
 For the Year Ended
  December 31, 2003
 Class IA..........................   11.70           --           5.85           5.85           --          --
 Class IB..........................   11.73        (0.01)          5.83           5.82           --          --
 For the Year Ended
  December 31, 2002
 Class IA..........................   16.44        (0.02)         (4.72)         (4.74)          --          --
 From inception April 30, 2002
  through December 31, 2002
 Class IB..........................   15.96        (0.01)         (4.22)         (4.23)          --          --
 For the Year Ended
  December 31, 2001
 Class IA..........................   23.73           --          (4.91)         (4.91)          --          --
 For the Year Ended
  December 31, 2000
 Class IA..........................   33.79           --          (3.06)         (3.06)          --          --
HARTFORD STOCK HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   45.72         0.31          (0.44)         (0.13)       (0.28)         --
 Class IB..........................   45.59         0.29          (0.48)         (0.19)       (0.24)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   44.37         0.74           1.10           1.84        (0.49)         --
 Class IB..........................   44.29         0.64           1.08           1.72        (0.42)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................   35.46         0.46           8.93           9.39        (0.48)         --
 Class IB..........................   35.42         0.38           8.88           9.26        (0.39)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................   47.36(5)      0.43(5)      (11.94)(5)     (11.51)(5)    (0.39)(5)      --(5)
 Class IB..........................   47.31(5)      0.38(5)      (11.95)(5)     (11.57)(5)    (0.32)(5)      --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   58.80(5)      0.41(5)       (7.42)(5)      (7.01)(5)    (0.38)(5)      --(5)
 Class IB..........................   58.79(5)      0.46(5)       (7.57)(5)      (7.11)(5)    (0.32)(5)      --(5)
 For the Year Ended
  December 31, 2000
 Class IA..........................   71.47(5)      0.39(5)       (5.00)(5)      (4.61)(5)    (0.41)(5)      --(5)
 Class IB..........................   71.51(5)      0.74(5)       (5.47)(5)      (4.72)(5)    (0.34)(5)      --(5)
HARTFORD TOTAL RETURN
 BOND HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   11.94         0.20           0.10           0.30        (0.39)         --
 Class IB..........................   11.86         0.21           0.06           0.27        (0.36)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   12.32         0.40           0.12           0.52        (0.58)         --
 Class IB..........................   12.25         0.45           0.04           0.49        (0.56)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................   11.95         0.36           0.57           0.93        (0.50)         --
 Class IB..........................   11.90         0.40           0.50           0.90        (0.49)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................   11.46(5)      0.56(5)       (0.01)(5)       0.55(5)     (0.05)(5)      --(5)
 Class IB..........................   11.43(5)      0.46(5)        0.07(5)        0.53(5)     (0.05)(5)      --(5)
 For the Year Ended
  December 31, 2001
 Class IA..........................   11.08(5)      0.46(5)        0.48(5)        0.94(5)     (0.56)(5)      --(5)
 Class IB..........................   11.07(5)      0.41(5)        0.50(5)        0.91(5)     (0.55)(5)      --(5)
 For the Year Ended
  December 31, 2000
 Class IA..........................    9.94(5)      0.69(5)        0.50(5)        1.19(5)     (0.05)(5)      --(5)
 Class IB..........................    9.95(5)      0.61(5)        0.56(5)        1.17(5)     (0.05)(5)      --(5)

                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     ----------------------------------------------------------------------------------

                                     DISTRIBUTIONS   DISTRIBUTIONS       TOTAL       NET INCREASE                TOTAL
                                       FROM NET      FROM CAPITAL    DISTRIBUTIONS    (DECREASE)    NET ASSET   RETURN
                                       REALIZED      -------------   -------------      IN NET      VALUE AT    -------
                                       GAINS ON                                         ASSETS       END OF
                                      INVESTMENTS                                       VALUE        PERIOD
                                     -------------                                   ------------   ---------
HARTFORD SMALLCAP
GROWTH HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................     $    --         $    --         $   --         $  0.51       $ 20.77       2.51%(2)
 Class IB..........................          --              --             --            0.49         20.70       2.42(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --             --            2.71         20.26      15.43
 Class IB..........................          --              --             --            2.66         20.21      15.14
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --             --            5.85         17.55      50.06
 Class IB..........................          --              --             --            5.82         17.55      49.70
 For the Year Ended
  December 31, 2002
 Class IA..........................          --              --             --           (4.74)        11.70     (28.83)
 From inception April 30, 2002
  through December 31, 2002
 Class IB..........................          --              --             --           (4.23)        11.73     (26.51)(2)
 For the Year Ended
  December 31, 2001
 Class IA..........................       (2.38)             --          (2.38)          (7.29)        16.44     (20.18)
 For the Year Ended
  December 31, 2000
 Class IA..........................       (7.00)             --          (7.00)         (10.06)        23.73     (15.08)
HARTFORD STOCK HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................          --              --          (0.28)          (0.41)        45.31      (0.31)(2)
 Class IB..........................          --              --          (0.24)          (0.43)        45.16      (0.43)(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --          (0.49)           1.35         45.72       4.17
 Class IB..........................          --              --          (0.42)           1.30         45.59       3.91
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.48)           8.91         44.37      26.47
 Class IB..........................          --              --          (0.39)           8.87         44.29      26.16
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)       (0.39)(5)      (11.90)(5)     35.46(5)  (24.25)
 Class IB..........................          --(5)           --(5)       (0.32)(5)      (11.89)(5)     35.42(5)  (24.42)
 For the Year Ended
  December 31, 2001
 Class IA..........................       (4.05)(5)          --(5)       (4.43)(5)      (11.44)(5)     47.36(5)  (12.23)
 Class IB..........................       (4.05)(5)          --(5)       (4.37)(5)      (11.48)(5)     47.31(5)  (12.39)
 For the Year Ended
  December 31, 2000
 Class IA..........................       (7.65)(5)          --(5)       (8.06)(5)      (12.67)(5)     58.80(5)   (7.04)
 Class IB..........................       (7.66)(5)          --(5)       (8.00)(5)      (12.72)(5)     58.79(5)   (7.21)
HARTFORD TOTAL RETURN
 BOND HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................       (0.04)             --          (0.43)          (0.13)        11.81       2.51(2)
 Class IB..........................       (0.04)             --          (0.40)          (0.13)        11.73       2.38(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................       (0.32)             --          (0.90)          (0.38)        11.94       4.62
 Class IB..........................       (0.32)             --          (0.88)          (0.39)        11.86       4.36
 For the Year Ended
  December 31, 2003
 Class IA..........................       (0.06)             --          (0.56)           0.37         12.32       7.85
 Class IB..........................       (0.06)             --          (0.55)           0.35         12.25       7.58
 For the Year Ended
  December 31, 2002
 Class IA..........................       (0.01)(5)          --(5)       (0.06)(5)        0.49(5)      11.95(5)   10.08
 Class IB..........................       (0.01)(5)          --(5)       (0.06)(5)        0.47(5)      11.90(5)    9.83
 For the Year Ended
  December 31, 2001
 Class IA..........................          --(5)           --(5)       (0.56)(5)        0.38(5)      11.46(5)    8.68
 Class IB..........................          --(5)           --(5)       (0.55)(5)        0.36(5)      11.43(5)    8.49
 For the Year Ended
  December 31, 2000
 Class IA..........................          --(5)           --(5)       (0.05)(5)        1.14(5)      11.08(5)   11.99
 Class IB..........................          --(5)           --(5)       (0.05)(5)        1.12(5)      11.07(5)   11.79

                                     -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     --------------------------------------------------------------
                                                    RATIO OF     RATIO OF     RATIO OF
                                     NET ASSETS     EXPENSES     EXPENSES       NET       PORTFOLIO
                                      AT END OF    TO AVERAGE   TO AVERAGE   INVESTMENT   TURNOVER
                                       PERIOD      NET ASSETS   NET ASSETS   INCOME TO     RATE(6)
                                     -----------     AFTER        BEFORE      AVERAGE     ---------
                                                   WAIVERS(3)   WAIVERS(3)   NET ASSETS
                                                   ----------   ----------   ----------
HARTFORD SMALLCAP
GROWTH HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $   611,745      0.63%(1)     0.63%(1)      0.21%(1)     52%
 Class IB..........................      246,893      0.88(1)      0.88(1)      (0.04)(1)     52
 For the Year Ended
  December 31, 2004
 Class IA..........................      503,717      0.64         0.64          0.27         88
 Class IB..........................      201,589      0.89         0.89          0.02         88
 For the Year Ended
  December 31, 2003
 Class IA..........................      346,380      0.66         0.66         (0.01)       101
 Class IB..........................       74,592      0.91         0.91         (0.26)       101
 For the Year Ended
  December 31, 2002
 Class IA..........................      184,062      0.69         0.69         (0.18)        99
 From inception April 30, 2002
  through December 31, 2002
 Class IB..........................        7,150      0.89(1)      0.89(1)      (0.13)(1)     99
 For the Year Ended
  December 31, 2001
 Class IA..........................      272,272      0.68         0.68         (0.02)       164
 For the Year Ended
  December 31, 2000
 Class IA..........................      352,615      0.66         0.66          0.01        160
HARTFORD STOCK HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................    5,160,974      0.50(1)      0.50(1)       1.26(1)      37
 Class IB..........................      731,067      0.75(1)      0.75(1)       1.01(1)      37
 For the Year Ended
  December 31, 2004
 Class IA..........................    5,657,942      0.49         0.49          1.61         30
 Class IB..........................      718,293      0.74         0.74          1.36         30
 For the Year Ended
  December 31, 2003
 Class IA..........................    6,014,675      0.49         0.49          1.18         37
 Class IB..........................      562,979      0.74         0.74          0.93         37
 For the Year Ended
  December 31, 2002
 Class IA..........................    5,094,276      0.49         0.49          0.97         44
 Class IB..........................      296,767      0.72         0.74          0.75         44
 For the Year Ended
  December 31, 2001
 Class IA..........................    7,834,643      0.49         0.49          0.80         39
 Class IB..........................      271,475      0.67         0.74          0.62         39
 For the Year Ended
  December 31, 2000
 Class IA..........................    9,590,018      0.48         0.48          0.64         40
 Class IB..........................      136,077      0.66         0.73          0.46         40
HARTFORD TOTAL RETURN
 BOND HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................    2,645,196      0.50(1)      0.50(1)       3.94(1)     131
 Class IB..........................    1,082,135      0.75(1)      0.75(1)       3.69(1)     131
 For the Year Ended
  December 31, 2004
 Class IA..........................    2,507,021      0.50         0.50          3.72        164
 Class IB..........................      991,065      0.75         0.75          3.47        164
 For the Year Ended
  December 31, 2003
 Class IA..........................    2,332,343      0.50         0.50          3.74        215
 Class IB..........................      734,768      0.75         0.75          3.49        215
 For the Year Ended
  December 31, 2002
 Class IA..........................    2,145,266      0.51         0.51          5.58        108
 Class IB..........................      382,864      0.75         0.76          5.34        108
 For the Year Ended
  December 31, 2001
 Class IA..........................    1,549,698      0.51         0.51          5.87        185
 Class IB..........................      152,254      0.69         0.76          5.69        185
 For the Year Ended
  December 31, 2000
 Class IA..........................    1,033,043      0.52         0.52          6.54        169
 Class IB..........................       31,551      0.70         0.77          6.36        169

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                    ------------------------------------------------------------------------------

                                                              NET REALIZED                              DIVIDENDS
                                    NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS
                                    VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET
                                    BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME
                                    ---------   ----------   --------------   ----------   ----------   ----------
HARTFORD U.S. GOVERNMENT
SECURITIES HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $11.24       $ 0.16        $  0.01        $  0.17       $(0.33)       $ --
 Class IB..........................   11.19         0.16             --           0.16        (0.31)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   11.43         0.29          (0.07)          0.22        (0.41)         --
 Class IB..........................   11.39         0.37          (0.18)          0.19        (0.39)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................   11.36         0.31          (0.07)          0.24        (0.17)         --
 Class IB..........................   11.34         0.27          (0.05)          0.22        (0.17)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................   10.79         0.22           0.89           1.11        (0.54)         --
 From inception April 30, 2002
  through December 31, 2002
 Class IB..........................   10.51         0.15           0.68           0.83           --          --
 For the Year Ended
  December 31, 2001
 Class IA..........................   10.59         0.50           0.28           0.78        (0.58)         --
 For the Year Ended
  December 31, 2000
 Class IA..........................   10.13         0.70           0.46           1.16        (0.70)         --
HARTFORD VALUE
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................   10.73         0.06           0.10           0.16        (0.12)         --
 Class IB..........................   10.67         0.05           0.10           0.15        (0.10)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................    9.72         0.13           0.91           1.04        (0.03)         --
 Class IB..........................    9.69         0.12           0.89           1.01        (0.03)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................    7.61         0.10           2.08           2.18        (0.07)         --
 Class IB..........................    7.60         0.09           2.06           2.15        (0.06)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................    9.94(5)      0.08(5)       (2.33)(5)      (2.25)(5)    (0.08)(5)      --(5)
 Class IB..........................    9.93(5)      0.07(5)       (2.33)(5)      (2.26)(5)    (0.07)(5)      --(5)
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................   10.00(5)      0.03(5)       (0.02)(5)       0.01(5)     (0.03)(5)      --(5)
 Class IB..........................   10.00(5)      0.02(5)       (0.03)(5)      (0.01)(5)    (0.02)(5)      --(5)

                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     ----------------------------------------------------------------------------------

                                     DISTRIBUTIONS   DISTRIBUTIONS       TOTAL       NET INCREASE                TOTAL
                                       FROM NET      FROM CAPITAL    DISTRIBUTIONS    (DECREASE)    NET ASSET   RETURN
                                       REALIZED      -------------   -------------      IN NET      VALUE AT    -------
                                       GAINS ON                                         ASSETS       END OF
                                      INVESTMENTS                                       VALUE        PERIOD
                                     -------------                                   ------------   ---------
HARTFORD U.S. GOVERNMENT
SECURITIES HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................     $    --         $    --         $(0.33)        $ (0.16)      $ 11.08       1.46%(2)
 Class IB..........................          --              --          (0.31)          (0.15)        11.04       1.34(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --          (0.41)          (0.19)        11.24       2.07
 Class IB..........................          --              --          (0.39)          (0.20)        11.19       1.82
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.17)           0.07         11.43       2.15
 Class IB..........................          --              --          (0.17)           0.05         11.39       1.89
 For the Year Ended
  December 31, 2002
 Class IA..........................          --              --          (0.54)           0.57         11.36      10.73
 From inception April 30, 2002
  through December 31, 2002
 Class IB..........................          --              --             --            0.83         11.34       7.96(2)
 For the Year Ended
  December 31, 2001
 Class IA..........................          --              --          (0.58)           0.20         10.79       7.50
 For the Year Ended
  December 31, 2000
 Class IA..........................          --              --          (0.70)           0.46         10.59      11.81
HARTFORD VALUE
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................       (0.14)             --          (0.26)          (0.10)        10.63       1.49(2)
 Class IB..........................       (0.14)             --          (0.24)          (0.09)        10.58       1.36(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --          (0.03)           1.01         10.73      10.71
 Class IB..........................          --              --          (0.03)           0.98         10.67      10.43
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.07)           2.11          9.72      28.60
 Class IB..........................          --              --          (0.06)           2.09          9.69      28.28
 For the Year Ended
  December 31, 2002
 Class IA..........................          --(5)           --(5)       (0.08)(5)       (2.33)(5)      7.61(5)  (22.64)
 Class IB..........................          --(5)           --(5)       (0.07)(5)       (2.33)(5)      7.60(5)  (22.81)
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................       (0.04)(5)          --(5)       (0.07)(5)       (0.06)(5)      9.94(5)    0.06(2)
 Class IB..........................       (0.04)(5)          --(5)       (0.06)(5)       (0.07)(5)      9.93(5)   (0.06)(2)

                                     -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     --------------------------------------------------------------
                                                    RATIO OF     RATIO OF     RATIO OF
                                     NET ASSETS     EXPENSES     EXPENSES       NET       PORTFOLIO
                                      AT END OF    TO AVERAGE   TO AVERAGE   INVESTMENT   TURNOVER
                                       PERIOD      NET ASSETS   NET ASSETS   INCOME TO     RATE(6)
                                     -----------     AFTER        BEFORE      AVERAGE     ---------
                                                   WAIVERS(3)   WAIVERS(3)   NET ASSETS
                                                   ----------   ----------   ----------
HARTFORD U.S. GOVERNMENT
SECURITIES HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $   558,336      0.48%(1)     0.48%(1)      3.46%(1)    113%
 Class IB..........................      326,280      0.73(1)      0.73(1)       3.21(1)     113
 For the Year Ended
  December 31, 2004
 Class IA..........................      523,819      0.47         0.47          3.08        247
 Class IB..........................      294,711      0.72         0.72          2.83        247
 For the Year Ended
  December 31, 2003
 Class IA..........................      514,243      0.47         0.47          2.74        191
 Class IB..........................      239,023      0.72         0.72          2.49        191
 For the Year Ended
  December 31, 2002
 Class IA..........................      590,626      0.49         0.49          3.47        283
 From inception April 30, 2002
  through December 31, 2002
 Class IB..........................      100,867      0.74(1)      0.74(1)       5.13(1)     283
 For the Year Ended
  December 31, 2001
 Class IA..........................      174,333      0.51         0.51          5.55        155
 For the Year Ended
  December 31, 2000
 Class IA..........................      141,415      0.52         0.52          6.28        128
HARTFORD VALUE
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................      180,605      0.86(1)      0.86(1)       1.33(1)      12
 Class IB..........................      125,542      1.11(1)      1.11(1)       1.08(1)      12
 For the Year Ended
  December 31, 2004
 Class IA..........................      162,644      0.87         0.87          1.36         45
 Class IB..........................      120,227      1.12         1.12          1.11         45
 For the Year Ended
  December 31, 2003
 Class IA..........................      155,085      0.87         0.87          1.53         40
 Class IB..........................       99,825      1.12         1.12          1.28         40
 For the Year Ended
  December 31, 2002
 Class IA..........................       69,388      0.89         0.89          1.30         37
 Class IB..........................       34,006      1.12         1.14          1.07         37
 From inception April 30, 2001
  through December 31, 2001
 Class IA..........................       40,759      0.90(1)      0.90(1)       1.02(1)      16
 Class IB..........................       11,952      1.08(1)      1.15(1)       0.84(1)      16

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                    ------------------------------------------------------------------------------

                                                              NET REALIZED                              DIVIDENDS
                                    NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS
                                    VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET
                                    BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME
                                    ---------   ----------   --------------   ----------   ----------   ----------
HARTFORD VALUE OPPORTUNITIES
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $18.16       $ 0.05        $  0.25        $  0.30       $(0.10)       $ --
 Class IB..........................   18.06         0.06           0.22           0.28        (0.09)         --
 For the Year Ended
  December 31, 2004
 Class IA..........................   15.33         0.13           2.75           2.88        (0.05)         --
 Class IB..........................   15.27         0.11           2.72           2.83        (0.04)         --
 For the Year Ended
  December 31, 2003
 Class IA..........................   10.86         0.06           4.48           4.54        (0.07)         --
 Class IB..........................   10.84         0.08           4.41           4.49        (0.06)         --
 For the Year Ended
  December 31, 2002
 Class IA..........................   14.83         0.07          (3.68)         (3.61)       (0.09)         --
 From inception April 30, 2002
  through December 31, 2002
 Class IB..........................   13.51         0.02          (2.69)         (2.67)          --          --
 For the Year Ended
  December 31, 2001
 Class IA..........................   17.38         0.08          (0.48)         (0.40)       (0.11)         --
 For the Year Ended
  December 31, 2000
 Class IA..........................   15.65         0.14           2.68           2.82        (0.13)         --

                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     ----------------------------------------------------------------------------------

                                     DISTRIBUTIONS   DISTRIBUTIONS       TOTAL       NET INCREASE                TOTAL
                                       FROM NET      FROM CAPITAL    DISTRIBUTIONS    (DECREASE)    NET ASSET   RETURN
                                       REALIZED      -------------   -------------      IN NET      VALUE AT    -------
                                       GAINS ON                                         ASSETS       END OF
                                      INVESTMENTS                                       VALUE        PERIOD
                                     -------------                                   ------------   ---------
HARTFORD VALUE OPPORTUNITIES
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................     $ (0.45)        $    --         $(0.55)        $ (0.25)      $ 17.91       1.64%(2)
 Class IB..........................       (0.45)             --          (0.54)          (0.26)        17.80       1.51(2)
 For the Year Ended
  December 31, 2004
 Class IA..........................          --              --          (0.05)           2.83         18.16      18.87
 Class IB..........................          --              --          (0.04)           2.79         18.06      18.58
 For the Year Ended
  December 31, 2003
 Class IA..........................          --              --          (0.07)           4.47         15.33      41.87
 Class IB..........................          --              --          (0.06)           4.43         15.27      41.52
 For the Year Ended
  December 31, 2002
 Class IA..........................       (0.27)             --          (0.36)          (3.97)        10.86     (24.95)
 From inception April 30, 2002
  through December 31, 2002
 Class IB..........................          --              --             --           (2.67)        10.84     (19.74)(2)
 For the Year Ended
  December 31, 2001
 Class IA..........................       (2.04)             --          (2.15)          (2.55)        14.83      (2.55)
 For the Year Ended
  December 31, 2000
 Class IA..........................       (0.96)             --          (1.09)           1.73         17.38      18.49

                                     -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     --------------------------------------------------------------
                                                    RATIO OF     RATIO OF     RATIO OF
                                     NET ASSETS     EXPENSES     EXPENSES       NET       PORTFOLIO
                                      AT END OF    TO AVERAGE   TO AVERAGE   INVESTMENT   TURNOVER
                                       PERIOD      NET ASSETS   NET ASSETS   INCOME TO     RATE(6)
                                     -----------     AFTER        BEFORE      AVERAGE     ---------
                                                   WAIVERS(3)   WAIVERS(3)   NET ASSETS
                                                   ----------   ----------   ----------
HARTFORD VALUE OPPORTUNITIES
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA..........................  $   348,878      0.65%(1)     0.65%(1)      1.31%(1)     28%
 Class IB..........................      143,310      0.90(1)      0.90(1)       1.06(1)      28
 For the Year Ended
  December 31, 2004
 Class IA..........................      259,593      0.67         0.67          1.10         80
 Class IB..........................       81,772      0.92         0.92          0.85         80
 For the Year Ended
  December 31, 2003
 Class IA..........................      156,879      0.71         0.71          0.62         48
 Class IB..........................       32,572      0.96         0.96          0.37         48
 For the Year Ended
  December 31, 2002
 Class IA..........................       88,793      0.73         0.73          0.60         67
 From inception April 30, 2002
  through December 31, 2002
 Class IB..........................        3,160      0.91(1)      0.91(1)       1.06(1)      67
 For the Year Ended
  December 31, 2001
 Class IA..........................      130,567      0.73         0.73          0.68        147
 For the Year Ended
  December 31, 2000
 Class IA..........................      111,590      0.76         0.76          0.87        171

---------------
(1)Annualized.
(2)Not annualized.
(3)Ratios do not reflect reductions for expense offsets (see Note 3(e)).
(4)Information presented relates to a share of capital stock outstanding for the indicated period.
(5)Per shares amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(6)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. each have a Board of Directors that elects officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation or retirement, or until his or her successor is elected and qualifies.

Each officer and three of the funds' directors, as noted in the chart below, are "interested" persons of the funds, as defined in Section 2(a)(19) of the Investment Company Act of 1940, by virtue of an affiliation with, as equity ownership of, HL Advisors or other affiliated companies. Except for Mr. Znamierowski and Ms. Jaffee, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 80 funds. Mr. Znamierowski oversees 62 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Ms. Jaffee oversees 63 funds and serves as a director only for The Hartford Mutual Funds, Inc., Hartford Series Fund, Inc. and The Hartford Income Shares Fund, Inc. Currently, all of the funds have the same officers. Correspondence may be sent to directors and officers c/o Hartford HLS Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Ms. Settimi may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the funds, date first elected or appointed to Hartford Series Fund, Inc. ("SF") and Hartford HLS Series Fund II, Inc. ("SF2"), principal occupation, and, for directors, other directorships held.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) includes additional information about fund directors, and is available upon request without charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 59) Director since 2003
     Chairman of the Litigation Committee; Co-Chairman of the Investment
     Committee
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of the The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

ROBERT M. GAVIN, JR.(age 65) Director since 2002 (SF) and 1986 (SF2), Chairman of the Board
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

DUANE E. HILL (age 60) Director since 2001 (SF) and 2002 (SF2), Chairman of the Nominating Committee
     Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

SANDRA S. JAFFEE (age 63) Director(1) since 2005(SF)
     Ms. Jaffee is an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank's Global Securities Services (1995-2003).

PHILLIP O. PETERSON (age 60) Director since 2002 (SF) and 2000 (SF2), Chairman of the Audit Committee
     Mr. Peterson is a mutual fund industry consultant. From January 2004 to April 2005, Mr. Peterson served as Independent President of Strong Mutual Funds. Mr. Peterson was a partner of KPMG LLP until July 1999.

---------------
1() Director of Hartford Series Fund, Inc. only. Ms. Jaffee is a consultant for a controlling shareholder of Institutional Shareholder Services, Inc. an unaffiliated third party corporate governance research service company ("ISS"), and serves as a director of ISS and as a member of the Executive Committee of the board of directors of ISS. From time to time, ISS may provide in-depth analyses of shareholder meeting agendas, vote recommendations, record-keeping or vote disclosure services to one or more of the sub-advisers to the Funds.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 47) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life, Inc. Mr. Marra was named President of Hartford Life, Inc. in 2001 and Chief Operating Officer in 2000, and served as Director of Hartford Life Inc.'s Investment Products Division from 1998 to 2000. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors").

LOWNDES A. SMITH (age 65) Director since 1996 (SF) and 2002 (SF2) Co-Chairman of the Investment Committee
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of Hartford Life Insurance Company from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group Ltd. since November 2003.

DAVID M. ZNAMIEROWSKI (age 45) Director since 1999 (SF), President since 1999
(SF) and 2001 (SF2)(2)
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment Management"), Executive Vice President and Chief Investment Officer of Hartford Life and Executive Vice President and Chief Investment Officer of The Hartford. Mr. Znamierowski is also a Managing Member and Executive Vice President of HISFCO and HL Advisors.

OTHER OFFICERS

WILLIAM H. DAVISON, JR. (age 48) Vice President since 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment Management. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 47) Vice President since 2002 (SF) and 1993 (SF2), Controller and Treasurer since 2004
     Ms. Fagely has been a Vice President of Hartford Administrative Services Company ("HASCO") since 1998. Prior to 1998, she was Second Vice President of HASCO. Ms. Fagely is a Vice President of Hartford Life Insurance Company, where she served as Assistant Vice President from December 2001 through May 2005. In addition, she is Controller of HIFSCO.

MARY JANE FORTIN (age 40) Vice President since 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life Insurance Company. She also serves as Vice President of HL Advisors and HIFSCO. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 53) Vice President since 1996 (SF) and 2001 (SF2), Chief Compliance Officer since 2004
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company. In addition, he serves as Chief Broker/Dealer Compliance Officer for HIFSCO.

STEPHEN T. JOYCE (age 46) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Solutions Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors.

---------------
2() From February 1, 2005 to March 27, 2005, John C. Walters served as President and Chief Executive Officer of the Companies.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

EDWARD P. MACDONALD (age 38) Vice President and Secretary since 2005
     Mr. Macdonald serves as Assistant General Counsel of The Hartford. Prior to joining The Hartford in 2005, Mr. Macdonald was with Prudential Financial (formerly American Skandia Investment Services, Inc.) where he served as Chief Counsel, Investment Management (July 2002 to March 2005); Senior Counsel, Securities (September 2000 to June 2002); Counsel (December 1999 to August 2000) ; and Senior Associate of Counsel (April 1999 to December
     1999).

DENISE A. SETTIMI (age 44) Vice President since 2005
     Ms. Settimi currently serves as Assistant Vice President Securities Operations of HASCO. Previously, Ms. Settimi was with American Express Financial Advisors, where she was Director of Retirement Plan Services from 1997 to 2003.

JOHN C. WALTERS (age 43) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and a record of how the Funds voted any proxies for the twelve month period ended June 30, 2005, is available
(1) without charge, upon request, by calling 1-800-862-6668 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available (1) without charge, upon request, by calling 1-800-862-6668 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements for each of the Funds at a meeting held on July 27-28, 2004, is currently available in the Funds' Statement of Additional Information.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 EXPENSE EXAMPLE
--------------------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first three columns of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second three columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Expenses are equal to the Fund's annualized expense ratio(s) multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

                                                                                  HYPOTHETICAL (5% RETURN BEFORE
                                                 ACTUAL RETURN                               EXPENSES)
                                    ---------------------------------------   ---------------------------------------
                                                                 EXPENSES                                  EXPENSES
                                                               PAID DURING                               PAID DURING
                                     BEGINNING      ENDING        PERIOD       BEGINNING      ENDING        PERIOD
                                      ACCOUNT       ACCOUNT    DECEMBER 31,     ACCOUNT       ACCOUNT    DECEMBER 31,
                                       VALUE         VALUE     2004 THROUGH      VALUE         VALUE     2004 THROUGH   ANNUALIZED
                                    DECEMBER 31,   JUNE 30,      JUNE 30,     DECEMBER 31,   JUNE 30,      JUNE 30,      EXPENSE
                                        2004         2005          2005           2004         2005          2005         RATIO
                                    ------------   ---------   ------------   ------------   ---------   ------------   ----------
HARTFORD ADVISERS HLS FUND
  Class IA.........................    $1,000      $1,003.43      $3.28          $1,000      $1,021.52      $3.31          0.66%
  Class IB.........................    $1,000      $1,000.99      $4.51          $1,000      $1,020.28      $4.56          0.91%
HARTFORD CAPITAL APPRECIATION HLS FUND
  Class IA.........................    $1,000      $  986.53      $3.45          $1,000      $1,021.32      $3.51          0.70%
  Class IB.........................    $1,000      $  984.09      $4.67          $1,000      $1,020.08      $4.76          0.95%
HARTFORD DISCIPLINED EQUITY HLS FUND
  Class IA.........................    $1,000      $1,007.98      $3.73          $1,000      $1,021.08      $3.76          0.75%
  Class IB.........................    $1,000      $1,005.54      $4.97          $1,000      $1,019.84      $5.01          1.00%
HARTFORD DIVIDEND AND GROWTH HLS FUND
  Class IA.........................    $1,000      $  989.23      $3.35          $1,000      $1,021.42      $3.41          0.68%
  Class IB.........................    $1,000      $  986.79      $4.58          $1,000      $1,020.18      $4.66          0.93%
HARTFORD EQUITY INCOME HLS FUND
  Class IA.........................    $1,000      $1,000.48      $3.82          $1,000      $1,020.98      $3.86          0.77%
  Class IB.........................    $1,000      $  997.94      $5.05          $1,000      $1,019.74      $5.11          1.02%
HARTFORD FOCUS HLS FUND
  Class IA.........................    $1,000      $  991.89      $4.40          $1,000      $1,020.38      $4.46          0.89%
  Class IB.........................    $1,000      $  989.45      $5.62          $1,000      $1,019.14      $5.71          1.14%
HARTFORD GLOBAL ADVISERS HLS FUND
  Class IA.........................    $1,000      $  969.48      $4.05          $1,000      $1,020.68      $4.16          0.83%
  Class IB.........................    $1,000      $  967.04      $5.27          $1,000      $1,019.44      $5.41          1.08%
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  Class IA.........................    $1,000      $1,006.64      $4.88          $1,000      $1,019.93      $4.91          0.98%
  Class IB.........................    $1,000      $1,004.20      $6.11          $1,000      $1,018.70      $6.16          1.23%
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  Class IA.........................    $1,000      $  977.89      $4.66          $1,000      $1,020.08      $4.76          0.95%
  Class IB.........................    $1,000      $  975.45      $5.88          $1,000      $1,018.84      $6.01          1.20%
HARTFORD GLOBAL HEALTH HLS FUND
  Class IA.........................    $1,000      $  982.84      $4.33          $1,000      $1,020.43      $4.41          0.88%
  Class IB.........................    $1,000      $  980.40      $5.55          $1,000      $1,019.19      $5.66          1.13%
HARTFORD GLOBAL LEADERS HLS FUND
  Class IA.........................    $1,000      $  925.98      $3.68          $1,000      $1,020.98      $3.86          0.77%
  Class IB.........................    $1,000      $  923.54      $4.86          $1,000      $1,019.74      $5.11          1.02%
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  Class IA.........................    $1,000      $  963.64      $4.48          $1,000      $1,020.23      $4.61          0.92%
  Class IB.........................    $1,000      $  961.20      $5.69          $1,000      $1,018.99      $5.86          1.17%
HARTFORD GROWTH HLS FUND
  Class IA.........................    $1,000      $  980.03      $4.12          $1,000      $1,020.63      $4.21          0.84%
  Class IB.........................    $1,000      $  977.59      $5.34          $1,000      $1,019.39      $5.46          1.09%
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  Class IA.........................    $1,000      $1,009.53      $3.19          $1,000      $1,021.62      $3.21          0.64%
  Class IB.........................    $1,000      $1,006.99      $4.43          $1,000      $1,020.38      $4.46          0.89%
HARTFORD HIGH YIELD HLS FUND
  Class IA.........................    $1,000      $  998.98      $3.82          $1,000      $1,020.98      $3.86          0.77%
  Class IB.........................    $1,000      $  996.54      $5.05          $1,000      $1,019.74      $5.11          1.02%
HARTFORD INDEX HLS FUND
  Class IA.........................    $1,000      $  987.72      $2.17          $1,000      $1,022.61      $2.21          0.44%
  Class IB.........................    $1,000      $  985.28      $3.40          $1,000      $1,021.37      $3.46          0.69%
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  Class IA.........................    $1,000      $  922.09      $4.43          $1,000      $1,020.18      $4.66          0.93%
  Class IB.........................    $1,000      $  919.65      $5.62          $1,000      $1,018.94      $5.91          1.18%
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  Class IA.........................    $1,000      $  990.78      $3.90          $1,000      $1,020.88      $3.96          0.79%
  Class IB.........................    $1,000      $  988.24      $5.13          $1,000      $1,019.64      $5.21          1.04%
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  Class IA.........................    $1,000      $1,019.69      $5.06          $1,000      $1,019.79      $5.06          1.01%
  Class IB.........................    $1,000      $1,017.25      $6.30          $1,000      $1,018.55      $6.31          1.26%


                                     DAYS IN THE
                                     CURRENT 1/2   DAYS IN THE
                                        YEAR        FULL YEAR
                                     -----------   -----------
HARTFORD ADVISERS HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD CAPITAL APPRECIATION HLS F
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD DISCIPLINED EQUITY HLS FUN
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD DIVIDEND AND GROWTH HLS FU
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD EQUITY INCOME HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD FOCUS HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD GLOBAL ADVISERS HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD GLOBAL COMMUNICATIONS HLS
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD GLOBAL FINANCIAL SERVICES
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD GLOBAL HEALTH HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD GLOBAL LEADERS HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD GROWTH HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD GROWTH OPPORTUNITIES HLS F
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD HIGH YIELD HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD INDEX HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD INTERNATIONAL CAPITAL APPR
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD INTERNATIONAL OPPORTUNITIE
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD INTERNATIONAL SMALL COMPAN
  Class IA.........................      181           365
  Class IB.........................      181           365

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

                                                                                  HYPOTHETICAL (5% RETURN BEFORE
                                                 ACTUAL RETURN                               EXPENSES)
                                    ---------------------------------------   ---------------------------------------
                                                                 EXPENSES                                  EXPENSES
                                                               PAID DURING                               PAID DURING
                                     BEGINNING      ENDING        PERIOD       BEGINNING      ENDING        PERIOD
                                      ACCOUNT       ACCOUNT    DECEMBER 31,     ACCOUNT       ACCOUNT    DECEMBER 31,
                                       VALUE         VALUE     2004 THROUGH      VALUE         VALUE     2004 THROUGH   ANNUALIZED
                                    DECEMBER 31,   JUNE 30,      JUNE 30,     DECEMBER 31,   JUNE 30,      JUNE 30,      EXPENSE
                                        2004         2005          2005           2004         2005          2005         RATIO
                                    ------------   ---------   ------------   ------------   ---------   ------------   ----------
HARTFORD MIDCAP HLS FUND
  Class IA.........................    $1,000      $1,047.93      $3.55          $1,000      $1,021.32      $3.51          0.70%
  Class IB.........................    $1,000      $1,045.39      $4.82          $1,000      $1,020.08      $4.76          0.95%
HARTFORD MIDCAP VALUE HLS FUND
  Class IA.........................    $1,000      $1,011.33      $3.99          $1,000      $1,020.83      $4.01          0.80%
  Class IB.........................    $1,000      $1,008.89      $5.23          $1,000      $1,019.59      $5.26          1.05%
HARTFORD MONEY MARKET HLS FUND
  Class IA.........................    $1,000      $1,008.97      $2.44          $1,000      $1,022.36      $2.46          0.49%
  Class IB.........................    $1,000      $1,006.43      $3.68          $1,000      $1,021.12      $3.71          0.74%
HARTFORD MORTGAGE SECURITIES HLS FUND
  Class IA.........................    $1,000      $1,017.77      $2.45          $1,000      $1,022.36      $2.46          0.49%
  Class IB.........................    $1,000      $1,015.23      $3.70          $1,000      $1,021.12      $3.71          0.74%
HARTFORD SMALL COMPANY HLS FUND
  Class IA.........................    $1,000      $1,038.03      $3.84          $1,000      $1,021.03      $3.81          0.76%
  Class IB.........................    $1,000      $1,035.49      $5.10          $1,000      $1,019.79      $5.06          1.01%
HARTFORD SMALLCAP GROWTH HLS FUND
  Class IA.........................    $1,000      $1,021.98      $3.16          $1,000      $1,021.67      $3.16          0.63%
  Class IB.........................    $1,000      $1,019.84      $4.41          $1,000      $1,020.43      $4.41          0.88%
HARTFORD STOCK HLS FUND
  Class IA.........................    $1,000      $  994.42      $2.47          $1,000      $1,022.32      $2.51          0.50%
  Class IB.........................    $1,000      $  991.98      $3.70          $1,000      $1,021.08      $3.76          0.75%
HARTFORD TOTAL RETURN BOND HLS FUND
  Class IA.........................    $1,000      $1,022.62      $2.51          $1,000      $1,022.32      $2.51          0.50%
  Class IB.........................    $1,000      $1,020.08      $3.76          $1,000      $1,021.08      $3.76          0.75%
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  Class IA.........................    $1,000      $1,012.22      $2.39          $1,000      $1,022.41      $2.41          0.48%
  Class IB.........................    $1,000      $1,009.78      $3.64          $1,000      $1,021.17      $3.66          0.73%
HARTFORD VALUE HLS FUND
  Class IA.........................    $1,000      $1,010.64      $4.29          $1,000      $1,020.53      $4.31          0.86%
  Class IB.........................    $1,000      $1,008.10      $5.53          $1,000      $1,019.29      $5.56          1.11%
HARTFORD VALUE OPPORTUNITIES HLS FUND
  Class IA.........................    $1,000      $1,013.18      $3.24          $1,000      $1,021.57      $3.26          0.65%
  Class IB.........................    $1,000      $1,010.64      $4.49          $1,000      $1,020.33      $4.51          0.90%


                                     DAYS IN THE
                                     CURRENT 1/2   DAYS IN THE
                                        YEAR        FULL YEAR
                                     -----------   -----------
HARTFORD MIDCAP HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD MIDCAP VALUE HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD MONEY MARKET HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD MORTGAGE SECURITIES HLS FU
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD SMALL COMPANY HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD SMALLCAP GROWTH HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD STOCK HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD TOTAL RETURN BOND HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD U.S. GOVERNMENT SECURITIES
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD VALUE HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD VALUE OPPORTUNITIES HLS FU
  Class IA.........................      181           365
  Class IB.........................      181           365

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.


         Semi-Annual Report
         June 30, 2005                                     (STAG PHOTO)

                                        - Manager Discussions
                                        - Financials

                                                             (THE HARTFORD LOGO)

                                                      HARTFORD SERIES FUND, INC.
                                               HARTFORD HLS SERIES FUND II, INC.

TABLE OF CONTENTS

    Manager Discussions (Unaudited)                                   1



    Hartford Series Fund, Inc. and Hartford HLS Series Fund II,
    Inc. Financial Statements:



      Schedule of Investments as of June 30, 2005 (Unaudited):



         Hartford Advisers HLS Fund                                  40
         Hartford Blue Chip Stock HLS Fund                           46
         Hartford Capital Appreciation HLS Fund                      49
         Hartford Capital Opportunities HLS Fund                     52
         Hartford Disciplined Equity HLS Fund                        54
         Hartford Global Leaders HLS Fund                            56
         Hartford Growth Opportunities HLS Fund                      59
         Hartford High Yield HLS Fund                                61
         Hartford Index HLS Fund                                     68
         Hartford International Opportunities HLS Fund               74
         Hartford International Stock HLS Fund                       77
         Hartford LargeCap Growth HLS Fund                           79
         Hartford MidCap Stock HLS Fund                              81
         Hartford Money Market HLS Fund                              83
         Hartford SmallCap Growth HLS Fund                           85
         Hartford SmallCap Value HLS Fund                            88
         Hartford Stock HLS Fund                                     90
         Hartford Total Return Bond HLS Fund (formerly Hartford
         Bond HLS Fund)                                              92
         Hartford U.S. Government Securities HLS Fund               103
         Hartford Value Opportunities HLS Fund                      105



      Statement of Assets and Liabilities as of June 30, 2005
      (Unaudited)                                                   108



      Statement of Operations for the Six Month Period Ended
      June 30, 2005 (Unaudited)                                     112



      Statement of Changes in Net Assets for the Six Month
      Period Ended June 30, 2005 (Unaudited) and for the Year
      Ended December 31, 2004                                       116



      Notes to Financial Statements (Unaudited)                     126



      Financial Highlights (Unaudited)                              139



      Boards of Directors and Officer Information (Unaudited)       146



      Expense Example (Unaudited)                                   150



      Privacy Policy                                                152

        Contract owners should refer to the prospectus provided to them at the time of purchase of their contract for a description of investment alternatives available in the Separate Accounts. This prospectus, along with the financial information contained in this report, provides them with complete and up-to-date financial information regarding the Separate Account.

        This report is prepared for the general information of contract owners and is not an offer of contracts. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Advisers HLS Fund inception 3/31/1983
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                                             LEHMAN BROTHERS
                                                                                                         GOVERNMENT/CREDIT BOND
                                                    ADVISERS FUND IA              S&P 500 INDEX                   INDEX
                                                    ----------------              -------------          ----------------------
6/30/1995                                               10000.00                    10000.00                    10000.00
7/31/1995                                               10188.70                    10331.00                     9961.45
8/31/1995                                               10259.50                    10355.80                    10088.90
9/30/1995                                               10599.40                    10792.80                    10191.40
10/31/1995                                              10528.80                    10752.90                    10341.00
11/30/1995                                              10952.60                    11226.00                    10511.30
12/31/1995                                              11097.40                    11442.70                    10666.20
1/31/1996                                               11340.80                    11831.70                    10732.50
2/29/1996                                               11375.00                    11941.80                    10504.80
3/31/1996                                               11432.60                    12056.40                    10416.60
4/30/1996                                               11526.00                    12233.60                    10345.20
5/31/1996                                               11732.00                    12548.00                    10327.70
6/30/1996                                               11837.80                    12595.70                    10465.60
7/31/1996                                               11567.80                    12039.00                    10490.00
8/31/1996                                               11674.20                    12293.00                    10464.20
9/30/1996                                               12182.30                    12983.90                    10650.20
10/31/1996                                              12448.10                    13342.20                    10898.80
11/30/1996                                              13198.70                    14349.60                    11099.50
12/31/1996                                              12938.20                    14065.40                    10975.80
1/31/1997                                               13503.50                    14943.10                    10988.80
2/28/1997                                               13556.60                    15061.20                    11012.00
3/31/1997                                               13174.10                    14443.70                    10881.10
4/30/1997                                               13768.90                    15304.50                    11040.30
5/31/1997                                               14384.50                    16235.00                    11143.30
6/30/1997                                               15008.40                    16962.30                    11277.00
7/31/1997                                               15940.80                    18310.80                    11622.00
8/31/1997                                               15153.30                    17285.40                    11491.60
9/30/1997                                               15795.20                    18231.00                    11672.30
10/31/1997                                              15508.20                    17622.00                    11859.20
11/30/1997                                              15971.40                    18438.00                    11921.60
12/31/1997                                              16108.90                    18755.10                    12046.80
1/31/1998                                               16342.60                    18961.40                    12216.60
2/28/1998                                               17145.40                    20328.50                    12191.80
3/31/1998                                               17797.20                    21369.30                    12229.30
4/30/1998                                               18080.70                    21585.20                    12290.80
5/31/1998                                               17925.50                    21213.90                    12422.90
6/30/1998                                               18595.80                    22075.20                    12549.30
7/31/1998                                               18727.30                    21840.70                    12559.30
8/31/1998                                               17095.00                    18682.70                    12804.70
9/30/1998                                               17795.60                    19880.30                    13170.80
10/31/1998                                              18681.10                    21496.00                    13077.80
11/30/1998                                              19392.90                    22798.20                    13155.70
12/31/1998                                              20080.50                    24112.00                    13188.00
1/31/1999                                               20522.00                    25120.30                    13281.70
2/28/1999                                               20045.90                    24339.60                    12966.00
3/31/1999                                               20658.30                    25313.20                    13030.40
4/30/1999                                               21206.00                    26293.40                    13062.70
5/31/1999                                               20688.30                    25673.40                    12927.90
6/30/1999                                               21467.30                    27098.20                    12887.50
7/31/1999                                               21032.30                    26252.00                    12851.90
8/31/1999                                               20842.80                    26121.40                    12841.60
9/30/1999                                               20608.80                    25405.20                    12957.40
10/31/1999                                              21312.70                    27012.20                    12991.00
11/30/1999                                              21482.70                    27561.40                    12983.70
12/31/1999                                              22206.30                    29184.70                    12904.70
1/31/2000                                               21433.90                    27718.60                    12901.10
2/29/2000                                               21300.90                    27194.40                    13062.90
3/31/2000                                               22744.00                    29853.10                    13251.60
4/30/2000                                               22264.70                    28955.00                    13187.00
5/31/2000                                               21994.60                    28360.90                    13175.10
6/30/2000                                               22320.70                    29060.20                    13444.10
7/31/2000                                               22112.50                    28606.20                    13586.50
8/31/2000                                               22902.00                    30382.00                    13778.30
9/30/2000                                               22303.90                    28778.40                    13830.10
10/31/2000                                              22449.00                    28656.40                    13916.80
11/30/2000                                              21722.50                    26398.80                    14154.80
12/31/2000                                              22040.70                    26528.30                    14434.10
1/31/2001                                               22498.60                    27468.90                    14676.30
2/28/2001                                               21641.60                    24965.80                    14827.70
3/31/2001                                               20758.70                    23385.10                    14895.70
4/30/2001                                               21622.10                    25199.70                    14784.10
5/31/2001                                               21784.40                    25368.60                    14869.10
6/30/2001                                               21231.20                    24752.10                    14940.50
7/31/2001                                               21256.00                    24508.30                    15312.80
8/31/2001                                               20449.80                    22975.70                    15509.40
9/30/2001                                               19648.80                    21121.10                    15652.00
10/31/2001                                              20108.30                    21524.50                    16049.20
11/30/2001                                              20958.90                    23175.40                    15785.80
12/31/2001                                              21017.80                    23379.30                    15661.40
1/31/2002                                               20740.70                    23038.40                    15776.50
2/28/2002                                               20626.50                    22594.00                    15910.30
3/31/2002                                               20996.60                    23443.80                    15587.50
4/30/2002                                               19892.80                    22023.10                    15889.50
5/31/2002                                               19768.50                    21861.40                    16036.10
6/30/2002                                               18929.70                    20304.90                    16172.50
7/31/2002                                               18285.50                    18723.10                    16367.30
8/31/2002                                               18302.10                    18844.80                    16734.30
9/30/2002                                               17099.10                    16798.30                    17094.20
10/31/2002                                              17901.50                    18274.80                    16930.80
11/30/2002                                              18755.20                    19349.40                    16940.80
12/31/2002                                              18119.10                    18213.60                    17389.70
1/31/2003                                               17802.10                    17738.20                    17389.20
2/28/2003                                               17679.10                    17472.20                    17698.70
3/31/2003                                               17712.60                    17641.60                    17675.70
4/30/2003                                               18619.70                    19093.50                    17864.50
5/31/2003                                               19383.60                    20098.60                    18372.20
6/30/2003                                               19538.10                    20355.80                    18298.70
7/31/2003                                               19641.50                    20714.90                    17531.60
8/31/2003                                               19857.30                    21118.10                    17647.20
9/30/2003                                               19790.10                    20894.50                    18206.20
10/31/2003                                              20431.10                    22075.00                    17975.00
11/30/2003                                              20573.00                    22269.00                    18022.70
12/31/2003                                              21469.60                    23436.10                    18200.50
1/31/2004                                               21591.50                    23866.20                    18365.80
2/29/2004                                               21772.90                    24197.80                    18590.50
3/31/2004                                               21566.60                    23832.80                    18761.10
4/30/2004                                               21187.40                    23459.10                    18185.10
5/31/2004                                               21363.90                    23780.40                    18092.00
6/30/2004                                               21717.30                    24242.70                    18166.50
7/31/2004                                               21212.10                    23440.40                    18358.40
8/31/2004                                               21337.70                    23534.40                    18746.90
9/30/2004                                               21306.10                    23789.30                    18812.40
10/31/2004                                              21328.40                    24152.80                    18975.40
11/30/2004                                              21726.20                    25129.70                    18764.30
12/31/2004                                              22273.30                    25984.60                    18963.70
1/31/2005                                               22055.90                    25351.20                    19095.60
2/28/2005                                               22344.20                    25884.40                    18969.80
3/31/2005                                               21876.70                    25426.50                    18836.20
4/30/2005                                               21826.80                    24944.50                    19118.60
5/31/2005                                               22405.30                    25737.50                    19358.40
6/30/2005                                               22422.70                    25774.40                    19484.90

    --- ADVISERS FUND IA           -- LEHMAN BROTHERS GOVERNMENT/     --- S&P 500 INDEX
        $10,000 starting value         CREDIT BOND INDEX                  $10,000 starting value
        $22,423 ending value           $10,000 starting value             $25,774 ending value
                                       $19,485 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                            YTD*    1 YEAR   5 YEAR   10 YEAR
-----------------------------------------------------------------
Advisers IA                 0.67%   3.25%     0.09%    8.41%
-----------------------------------------------------------------
Advisers IB(3)              0.55%   2.99%    -0.13%    8.17%
-----------------------------------------------------------------
S&P 500 Index              -0.81%   6.32%    -2.37%    9.93%
-----------------------------------------------------------------
Lehman Brothers
  Government/ Credit Bond
  Index                     2.75%   7.26%     7.70%    6.96%
-----------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

STEVEN T. IRONS, CFA
Senior Vice President, Partner

SAUL J. PANNELL, CFA
Senior Vice President, Partner
JOHN C. KEOGH
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Advisers HLS Fund, Class IA returned 0.67% for the six-month period ended June 30, 2005. The Fund performed in line with its Composite Index (S&P 500 Index 55%, Lehman Brothers Government/Credit Bond Index 35%, Treasury Bill 10%) return of 0.68%, and ahead of the Lipper Flexible Portfolio Variable Annuity-Underlying Funds Average of 0.54%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund has three primary levers to generate investment performance: equity investments, fixed income investments, and asset allocation among stocks, bonds, and cash. During the first six months of the year, both the equity portion and the fixed income portion performed well, but asset allocation decisions held back performance. The Fund has maintained an equity weighting in the 65% to 70% range during the period, which is at the higher end of its historical range. U.S. equity markets have treaded water in 2005, as investors continued to struggle with an anticipated deceleration in corporate earnings and the combination of low long-term interest rates and high energy prices. Fixed income has outperformed equities in this environment.

Results in the equity portion of the Fund were strong due to positive relative stock selection and sector weightings. Relative stock selection was best in Information Technology and Industrials. The Fund's also had individual stocks in the Energy sector that drove performance as two of the largest contributors to Fund performance were in the sector. ExxonMobil (Energy & Services) benefited from rising crude oil prices and Schlumberger (Energy & Services), a major oil service provider, benefited from oil companies increasing spending to find oil. The top absolute contributor for the period was credit card provider MBNA (Banks), whose shares rose after Bank of America (Banks) announced plans to acquire the company.

Offsetting these strong results somewhat was weaker relative stock selection in Financials and Energy. Stocks that detracted from both relative and absolute results included American International Group (AIG) (Insurance), Time Warner (Media & Entertainment), and Alcoa (Metals, Minerals & Mining). AIG (Insurance) declined after investigations into accounting and business practices, which led to the resignation of their longtime CEO, Hank Greenberg. Time Warner experienced ongoing erosion of its America Online subscriber base and growing concerns over its advertising market. Alcoa shares were down due to energy related cost increases that

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

pressured its profit margins. We continued to own each company at the end of the period. Finally, we maintained a significant underweight in Utilities because we see limited long term growth prospects in the sector. This decision detracted from performance as Utilities was a strong performing sector during the first half of the year.

Relative performance in fixed income was strong as well. The Fund was underweight bonds in the 5 to 10 year maturity range and overweight bonds in the 10 to 30 year range. This was the right positioning in an environment where the Federal Reserve was raising short-term rates and long-term rates were declining, resulting in a "flattening" of the yield curve. In addition, the Fund benefited by not owning any debt issues from Ford (Transportation) or General Motors (Transportation), which both had their credit ratings downgraded during the period.

WHAT IS THE OUTLOOK?

On May 1, 2005, Steven T. Irons and Saul J. Pannell replaced Rand L. Alexander as managers of the equity portion of the Fund; Mr. Alexander has retired from Wellington Management Company, LLP. Mr. Irons and Mr. Pannell are both experienced investment professionals who have successful track records with Hartford Funds. Mr. Irons has been involved with the Hartford Value HLS Fund and the Hartford Equity Income HLS Fund investment team and Mr. Pannell has been portfolio manager for the Hartford Capital Appreciation HLS Fund. John C. Keogh will continue in his role as portfolio manager for the fixed income portion of the fund.

Mr. Irons and Mr. Pannell will continue to manage the stock portion with a large cap, core approach. They will apply a bottom-up investment process in constructing a diversified portfolio. They will look for companies that exhibit some or all of the following characteristics: industry leadership, strong balance sheets, strong management teams, high return on equity, acceleration in growth rates, a globally competitive position, and/or attractive valuation with a catalyst. The equity managers will continue to work collaboratively with Mr. Keogh to make decisions regarding portfolio weights in stocks, bonds, and cash.

At the end of the period, the equity portion was overweight Information Technology and Health Care, and underweight Utilities and Consumer Staples. The fixed income portion was positioned for an environment of continued Federal Reserve rate increases, reasonably low inflation, and ongoing global demand for high quality duration instruments. The Fund's equity exposure was at 66%, due to our belief that expected returns in equities are better than in bonds or cash.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       9.0%
-------------------------------------------------------------------
Business Services                                           0.7
-------------------------------------------------------------------
Chemicals                                                   0.9
-------------------------------------------------------------------
Communications                                              3.9
-------------------------------------------------------------------
Computers & Office Equipment                                1.9
-------------------------------------------------------------------
Consumer Non-Durables                                       2.0
-------------------------------------------------------------------
Consumer Services                                           0.5
-------------------------------------------------------------------
Drugs                                                       9.1
-------------------------------------------------------------------
Education                                                   0.1
-------------------------------------------------------------------
Electrical Equipment                                        0.8
-------------------------------------------------------------------
Electronics                                                 5.9
-------------------------------------------------------------------
Energy & Services                                           5.7
-------------------------------------------------------------------
FICO Strip Bonds                                            0.1
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                      0.1
-------------------------------------------------------------------
Federal National Mortgage Association                       0.2
-------------------------------------------------------------------
Financial Services                                          6.1
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.8
-------------------------------------------------------------------
Forest & Paper Products                                     0.1
-------------------------------------------------------------------
Government National Mortgage Association                    0.6
-------------------------------------------------------------------
Hotels & Gaming                                             0.1
-------------------------------------------------------------------
Insurance                                                   5.4
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               18.6
-------------------------------------------------------------------
Machinery                                                   2.8
-------------------------------------------------------------------
Media & Entertainment                                       3.1
-------------------------------------------------------------------
Medical Instruments & Supplies                              1.9
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.4
-------------------------------------------------------------------
Real Estate Investment Trust                                0.4
-------------------------------------------------------------------
Repurchase Agreement                                        1.2
-------------------------------------------------------------------
Retail                                                      4.7
-------------------------------------------------------------------
Software & Services                                         4.5
-------------------------------------------------------------------
Tennessee Valley Authority                                  1.3
-------------------------------------------------------------------
Transportation                                              3.9
-------------------------------------------------------------------
U.S. Government Agencies                                    0.8
-------------------------------------------------------------------
U.S. Treasury Bonds                                         7.4
-------------------------------------------------------------------
U.S. Treasury Notes                                         5.2
-------------------------------------------------------------------
Utilities                                                   0.9
-------------------------------------------------------------------
Other Assets and Liabilities                              (16.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of June 30, 2005

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         3.1%
-------------------------------------------------------------------
Common Stocks                                              65.8
-------------------------------------------------------------------
Corporate Notes: Investment Grade                          12.3
-------------------------------------------------------------------
Municipal Bonds                                             0.2
-------------------------------------------------------------------
Short-Term Securities                                      19.8
-------------------------------------------------------------------
U.S. Government Agencies                                    2.3
-------------------------------------------------------------------
U.S. Government Securities                                 12.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (16.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Blue Chip Stock HLS Fund  inception 5/1/1996

(subadvised by T. Rowe Price Associates, Inc.)
PERFORMANCE OVERVIEW 5/1/96 - 6/30/05
Growth of a $10,000 investment

(LINE GRAPH)

                                                                     BLUE CHIP STOCK IA                   S&P 500 INDEX
                                                                     ------------------                   -------------
5/1/1996                                                                   10000                              10000
5/31/1996                                                                  10119                              10257
6/30/1996                                                                  10134                              10296
7/31/1996                                                                   9866                               9841
8/31/1996                                                                  10232                              10049
9/30/1996                                                                  10858                              10613
10/31/1996                                                                 11002                              10906
11/30/1996                                                                 11775                              11730
12/31/1996                                                                 11624                              11497
1/31/1997                                                                  12094                              12215
2/28/1997                                                                  12121                              12311
3/31/1997                                                                  11602                              11807
4/30/1997                                                                  12109                              12510
5/31/1997                                                                  12811                              13275
6/30/1997                                                                  13345                              13865
7/31/1997                                                                  14341                              14967
8/31/1997                                                                  13700                              14129
9/30/1997                                                                  14360                              14902
10/31/1997                                                                 14016                              14404
11/30/1997                                                                 14443                              15071
12/31/1997                                                                 14763                              15331
1/31/1998                                                                  14933                              15499
2/28/1998                                                                  16054                              16617
3/31/1998                                                                  16781                              17468
4/30/1998                                                                  16945                              17644
5/31/1998                                                                  16524                              17340
6/30/1998                                                                  17262                              18044
7/31/1998                                                                  17082                              17853
8/31/1998                                                                  14342                              15271
9/30/1998                                                                  15200                              16250
10/31/1998                                                                 16490                              17571
11/30/1998                                                                 17500                              18636
12/31/1998                                                                 18906                              19709
1/31/1999                                                                  19469                              20534
2/28/1999                                                                  18923                              19895
3/31/1999                                                                  19628                              20691
4/30/1999                                                                  20131                              21493
5/31/1999                                                                  19561                              20986
6/30/1999                                                                  20758                              22150
7/31/1999                                                                  20057                              21459
8/31/1999                                                                  19840                              21352
9/30/1999                                                                  19456                              20767
10/31/1999                                                                 20825                              22080
11/30/1999                                                                 21278                              22529
12/31/1999                                                                 22664                              23856
1/31/2000                                                                  21940                              22657
2/29/2000                                                                  22166                              22229
3/31/2000                                                                  24074                              24402
4/30/2000                                                                  23381                              23668
5/31/2000                                                                  22869                              23182
6/30/2000                                                                  24241                              23754
7/31/2000                                                                  23763                              23383
8/31/2000                                                                  25763                              24835
9/30/2000                                                                  24480                              23524
10/31/2000                                                                 23923                              23424
11/30/2000                                                                 21627                              21579
12/31/2000                                                                 22105                              21684
1/31/2001                                                                  22426                              22453
2/28/2001                                                                  20040                              20407
3/31/2001                                                                  18346                              19115
4/30/2001                                                                  20169                              20599
5/31/2001                                                                  20327                              20737
6/30/2001                                                                  19822                              20233
7/31/2001                                                                  19312                              20033
8/31/2001                                                                  17952                              18781
9/30/2001                                                                  16651                              17265
10/31/2001                                                                 17317                              17594
11/30/2001                                                                 18671                              18944
12/31/2001                                                                 18919                              19111
1/31/2002                                                                  18357                              18832
2/28/2002                                                                  17811                              18469
3/31/2002                                                                  18650                              19163
4/30/2002                                                                  17484                              18002
5/31/2002                                                                  17190                              17870
6/30/2002                                                                  15703                              16597
7/31/2002                                                                  14560                              15304
8/31/2002                                                                  14829                              15404
9/30/2002                                                                  13298                              13731
10/31/2002                                                                 14578                              14938
11/30/2002                                                                 15287                              15816
12/31/2002                                                                 14304                              14888
1/31/2003                                                                  14029                              14499
2/28/2003                                                                  13883                              14282
3/31/2003                                                                  14118                              14420
4/30/2003                                                                  15285                              15607
5/31/2003                                                                  16074                              16428
6/30/2003                                                                  16272                              16638
7/31/2003                                                                  16627                              16932
8/31/2003                                                                  16824                              17261
9/30/2003                                                                  16581                              17079
10/31/2003                                                                 17468                              18044
11/30/2003                                                                 17651                              18202
12/31/2003                                                                 18494                              19156
1/31/2004                                                                  18854                              19508
2/29/2004                                                                  19016                              19779
3/31/2004                                                                  18840                              19480
4/30/2004                                                                  18424                              19175
5/31/2004                                                                  18706                              19438
6/30/2004                                                                  19004                              19815
7/31/2004                                                                  18114                              19160
8/31/2004                                                                  18091                              19236
9/30/2004                                                                  18422                              19445
10/31/2004                                                                 18688                              19742
11/30/2004                                                                 19469                              20540
12/31/2004                                                                 20141                              21239
1/31/2005                                                                  19546                              20721
2/28/2005                                                                  19489                              21157
3/31/2006                                                                  19117                              20783
4/30/2005                                                                  18747                              20389
5/31/2005                                                                  19686                              21037
6/30/2005                                                                  19814                              21067

    --- BLUE CHIP STOCK IA         --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $19,814 ending value           $21,067 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(1) (as of 6/30/05)

                                                 SINCE
                     YTD*    1 YEAR   5 YEAR   INCEPTION
-------------------------------------------------------------
Blue Chip Stock IA  -1.62%   4.26%    -3.95%     7.74%
-------------------------------------------------------------
S&P 500 Index       -0.81%   6.32%    -2.37%     8.46%**
-------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.
 ** Return is from 4/30/96.

   PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

LARRY J. PUGLIA, CFA, CPA
Vice President and Portfolio Manager
Chairman of Investment Advisory Committee

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Blue Chip Stock HLS Fund, Class IA returned -1.62% for the six-month period ended June 30, 2005. The Fund underperformed both the Lipper Large Cap Growth Variable Annuity - Underlying Funds Average which returned -1.42%, and the S&P 500 Index which returned -0.81%, over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The portfolio modestly underperformed the S&P 500 Stock Index for the six months ended June 30, 2005. Although stock selection provided a positive contribution to relative returns (information technology, financials, and health care were strongest), sector allocation decisions hurt our comparison with the S&P 500. Our underweight in energy and utilities, traditional value sectors, dragged on relative results.

Most major U.S. stock indexes declined in the first half of 2005, as modest second-quarter gains were generally not enough to overcome first-quarter losses. Value stocks outperformed growth across all market capitalizations for the year to date. Mid-caps posted modest gains and outperformed large-caps, which in turn beat small-caps (based on various Russell indexes).

Relative performance was hindered due to a lack of exposure in the solid-performing energy and utilities sectors. Energy stocks continued their strong performance in 2005 as oil prices rose to more than $60 a barrel late in the period, a price that we believe is unsustainably high. Historically, we have not owned many utilities because of the dearth of companies that generate sustainable double-digit earnings growth.

Within consumer discretionary, Internet retailer eBay, Inc. (Business Services) in particular struggled on an absolute basis and leisure stocks negatively impacted our relative results. We added to eBay, Inc. (Business Services) as it declined in the second quarter. We think the company can continue to grow at a 20% clip, but we are somewhat concerned about slowing growth in the U.S. and Europe. Slot-machine provider International Game Technology (Computers & Office Equipment) suffered from a slowdown in replacement sales, a delay in the opening of new jurisdictions, and concerns over increasing competition. Tyco International Ltd. (Consumer Non-Durables), an industrial conglomerate, was among the portfolio's largest absolute and relative detractors. The company struggled due to rising commodity prices and a weak European auto market.

The portfolio's best relative contribution came from stock selection in the technology sector -- led by Internet services and communications equipment holdings. Internet search engine Google, Inc. (Software & Services) was among the fund's top relative and absolute contributors. The company's earnings and revenues continued to accelerate. Within the communications equipment industry, Corning, Inc. (Metals, Minerals & Mining) provided good relative returns buoyed by demand for equipment related to phone companies' fiber rollout and strong performance in its life sciences business.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS YOUR OUTLOOK AND STRATEGY?

We remain optimistic about the prospects for the market and sense good risk/reward potential for large-capitalization growth stocks for several reasons. Long-term inflation, interest rates, and corporate earnings continue to be supportive of stock performance. There is continued consolidation in several industries; the Legg Mason, Inc. (Financial Services) and Ameritrade transactions, for example, are typically conducive to value creation. Companies have as much cash in their balance sheets as they've had in several decades. Finally, capital expenditures are still fairly depressed and likely to expand in coming quarters. All of these factors bode well for large-cap growth stocks.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      11.4%
-------------------------------------------------------------------
Business Services                                           1.6
-------------------------------------------------------------------
Chemicals                                                   0.5
-------------------------------------------------------------------
Communications                                              4.1
-------------------------------------------------------------------
Computers & Office Equipment                                3.3
-------------------------------------------------------------------
Consumer Non-Durables                                       3.2
-------------------------------------------------------------------
Drugs                                                       6.2
-------------------------------------------------------------------
Education                                                   0.9
-------------------------------------------------------------------
Electrical Equipment                                        2.3
-------------------------------------------------------------------
Electronics                                                10.6
-------------------------------------------------------------------
Energy & Services                                           4.6
-------------------------------------------------------------------
Financial Services                                          6.2
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.5
-------------------------------------------------------------------
Health Services                                             0.3
-------------------------------------------------------------------
Hotels & Gaming                                             0.8
-------------------------------------------------------------------
Insurance                                                   8.1
-------------------------------------------------------------------
Investment Companies                                        0.3
-------------------------------------------------------------------
Machinery                                                   1.7
-------------------------------------------------------------------
Media & Entertainment                                       5.5
-------------------------------------------------------------------
Medical Instruments & Supplies                              4.1
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.0
-------------------------------------------------------------------
Retail                                                      8.0
-------------------------------------------------------------------
Software & Services                                        10.3
-------------------------------------------------------------------
Transportation                                              3.3
-------------------------------------------------------------------
Other Assets and Liabilities                                0.2
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Capital Appreciation HLS Fund inception 4/2/1984
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                CAPITAL APPRECIATION FUND IA              S&P 500 INDEX
                                                                ----------------------------              -------------
6/30/1995                                                                 10000.00                           10000.00
7/31/1995                                                                 10612.00                           10331.00
8/31/1995                                                                 10769.00                           10356.00
9/30/1995                                                                 11008.00                           10793.00
10/31/1995                                                                10486.00                           10753.00
11/30/1995                                                                10951.00                           11226.00
12/31/1995                                                                10977.00                           11443.00
1/31/1996                                                                 11143.00                           11832.00
2/29/1996                                                                 11437.00                           11942.00
3/31/1996                                                                 11609.00                           12056.00
4/30/1996                                                                 12166.00                           12234.00
5/31/1996                                                                 12536.00                           12548.00
6/28/1996                                                                 12220.00                           12596.00
7/31/1996                                                                 11346.00                           12039.00
8/31/1996                                                                 11944.00                           12293.00
9/30/1996                                                                 12646.00                           12984.00
10/31/1996                                                                12633.00                           13342.00
11/29/1996                                                                13311.00                           14350.00
12/31/1996                                                                13249.00                           14065.00
1/31/1997                                                                 13758.00                           14943.00
2/28/1997                                                                 13494.00                           15061.00
3/31/1997                                                                 12734.00                           14444.00
4/30/1997                                                                 13060.00                           15305.00
5/30/1997                                                                 14549.00                           16235.00
6/30/1997                                                                 15179.00                           16962.00
7/31/1997                                                                 16435.00                           18311.00
8/31/1997                                                                 16240.00                           17285.00
9/30/1997                                                                 17319.00                           18231.00
10/31/1997                                                                16282.00                           17622.00
11/28/1997                                                                16153.00                           18438.00
12/31/1997                                                                16209.00                           18755.00
1/31/1998                                                                 16063.00                           18961.00
2/27/1998                                                                 17583.00                           20328.00
3/31/1998                                                                 18277.00                           21369.00
4/30/1998                                                                 18600.00                           21585.00
5/31/1998                                                                 17782.00                           21214.00
6/30/1998                                                                 18125.00                           22075.00
7/31/1998                                                                 17672.00                           21841.00
8/31/1998                                                                 14154.00                           18683.00
9/30/1998                                                                 14989.00                           19880.00
10/31/1998                                                                16453.00                           21496.00
11/30/1998                                                                17479.00                           22798.00
12/31/1998                                                                18718.00                           24112.00
1/31/1999                                                                 19532.00                           25120.00
2/28/1999                                                                 18669.00                           24340.00
3/31/1999                                                                 20114.00                           25313.00
4/30/1999                                                                 21062.00                           26293.00
5/31/1999                                                                 20764.00                           25673.00
6/30/1999                                                                 21918.00                           27098.00
7/31/1999                                                                 21684.00                           26252.00
8/31/1999                                                                 21421.00                           26121.00
9/30/1999                                                                 20695.00                           25405.00
10/31/1999                                                                22088.00                           27012.00
11/30/1999                                                                23273.00                           27561.00
12/31/1999                                                                25730.00                           29185.00
1/31/2000                                                                 25208.00                           27719.00
2/29/2000                                                                 29099.00                           27194.00
3/31/2000                                                                 29805.00                           29853.00
4/30/2000                                                                 28240.00                           28955.00
5/31/2000                                                                 27304.00                           28361.00
6/30/2000                                                                 29006.00                           29060.00
7/31/2000                                                                 29051.00                           28606.00
8/31/2000                                                                 31988.00                           30382.00
9/30/2000                                                                 30828.00                           28778.00
10/31/2000                                                                29946.00                           28656.00
11/30/2000                                                                27463.00                           26399.00
12/31/2000                                                                29132.00                           26528.00
1/31/2001                                                                 30872.00                           27469.00
2/28/2001                                                                 29483.00                           24966.00
3/31/2001                                                                 27884.00                           23385.00
4/30/2001                                                                 30045.00                           25200.00
5/31/2001                                                                 30456.00                           25369.00
6/30/2001                                                                 29565.00                           24752.00
7/31/2001                                                                 28474.00                           24508.00
8/31/2001                                                                 27050.00                           22976.00
9/30/2001                                                                 23936.00                           21121.00
10/31/2001                                                                24630.00                           21524.00
11/30/2001                                                                26407.00                           23175.00
12/31/2001                                                                27112.00                           23379.00
1/31/2002                                                                 26386.00                           23038.00
2/28/2002                                                                 25827.00                           22594.00
3/31/2002                                                                 26817.00                           23444.00
4/30/2002                                                                 25373.00                           22023.00
5/31/2002                                                                 25279.00                           21861.00
6/30/2002                                                                 23039.00                           20305.00
7/31/2002                                                                 21184.00                           18723.00
8/31/2002                                                                 21680.00                           18845.00
9/30/2002                                                                 20044.00                           16798.00
10/31/2002                                                                21535.00                           18275.00
11/30/2002                                                                23199.00                           19349.00
12/31/2002                                                                21771.00                           18214.00
1/31/2003                                                                 21329.00                           17738.00
2/28/2003                                                                 21095.00                           17472.00
3/31/2003                                                                 20852.00                           17642.00
4/30/2003                                                                 22418.00                           19094.00
5/31/2003                                                                 24196.00                           20099.00
6/30/2003                                                                 24834.00                           20356.00
7/31/2003                                                                 25287.00                           20715.00
8/31/2003                                                                 26237.00                           21118.00
9/30/2003                                                                 26137.00                           20894.00
10/31/2003                                                                28187.00                           22075.00
11/30/2003                                                                28895.00                           22269.00
12/31/2003                                                                30996.00                           23436.00
1/31/2004                                                                 31506.00                           23866.00
2/29/2004                                                                 32657.00                           24198.00
3/31/2004                                                                 32677.00                           23833.00
4/30/2004                                                                 31442.00                           23459.00
5/31/2004                                                                 32111.00                           23780.00
6/30/2004                                                                 33472.00                           24243.00
7/31/2004                                                                 31801.00                           23440.00
8/31/2004                                                                 31322.00                           23534.00
9/30/2004                                                                 32441.00                           23789.00
10/31/2004                                                                33188.00                           24153.00
11/30/2004                                                                35607.00                           25130.00
12/31/2004                                                                36999.00                           25985.00
1/31/2005                                                                 36114.00                           25351.00
2/28/2005                                                                 37476.00                           25884.00
3/31/2005                                                                 36021.00                           25427.00
4/30/2005                                                                 34915.00                           24945.00
5/31/2005                                                                 35943.00                           25738.00
6/30/2005                                                                 36630.00                           25774.00

    --- CAPITAL APPRECIATION FUND IA    --- S&P 500 INDEX
        $10,000 starting value              $10,000 starting value
        $36,630 ending value                $25,774 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                         YTD*     1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
Capital Appreciation
  IA                     -1.00%    9.43%    4.78%    13.86%
----------------------------------------------------------------
Capital Appreciation
  IB(3)                  -1.12%    9.16%    4.54%    13.61%
----------------------------------------------------------------
S&P 500 Index            -0.81%    6.32%   -2.37%     9.93%
----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

SAUL J. PANNELL, CFA
Senior Vice President, Partner

FRANK D. CATRICKES, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Capital Appreciation HLS Fund, Class IA returned
-1.00% for the six-month period ended June 30, 2005. The Fund's return lagged the 0.44% return for the Composite Index (40% S&P 500, 60% Russell 2500), the Lipper Multi-Cap Core Variable Annuity-Underlying Funds Average, which returned -0.59% and the S&P 500 Index, which returned -0.81% for the same time period.

WHY DID THE FUND PERFORM THIS WAY?

Falling long-term interest rates helped push the Composite Index into positive territory for the period despite concerns of slowing earnings growth and high energy prices. Within the Index, Energy and Utilities were the best-performing sectors, while Technology and Materials were the worst.

The Fund's underperformance during the period was largely the result of sector allocations. Overweight positions in the lagging Materials and Technology sectors and an underweight in the strong Utilities sector had a negative impact on performance, overwhelming the positive impact of an above-benchmark position in Energy stocks. Strong stock selection within Energy and Technology was offset by weak selection in Health Care and Consumer Discretionary stocks. Allocation among countries and market capitalizations was essentially neutral during the period.

Energy companies led the list of positive contributors. Devon Energy Corp. (Energy and Services) and Valero Energy Corp. (Energy and Services) both added value as the companies continued to benefit from higher oil prices. Medical services firm McKesson Corp. (Consumer Non-Durables) rose on solid revenue gains, fueled in part by drug-price inflation. Other positive contributors included Boeing Co. (Transportation), which rose on strong orders for the company's new 787 plane and new management, and Neiman-Marcus Group, Inc. (Retail), which moved up on news the company was being taken private by a venture capital group.

Negative contributors during the period came from several sectors. Biotechnology firm Elan Corp., PLC, ADR (Drugs) suffered a steep decline after pulling its much-heralded multiple sclerosis drug Tysabri from the market following patient deaths associated with the treatment, and OSI Pharmaceuticals, Inc. (Drugs) declined on expense concerns regarding its launch of Tarceva, a drug that treats non-small cell lung cancer. Packaging manufacturer Smurfit-Stone Container Corp. (Forest and Paper Products) fell on news of higher than expected inventories and forecasts of weak second quarter industry revenues. Symbol Technologies, Inc. (Computers and Office Equipment) and Toyota Motor Corp. (Transportation) also had a negative impact on results during the period.

WHAT IS THE OUTLOOK FOR THE REMAINDER OF 2005?

We remain focused on picking stocks one at a time based on detailed fundamental research. Our economic outlook is a direct result of our stock research and discussions with individual company managements. Currently, we expect global economic expansion during the next six to twelve months, but we are preparing for a deceleration from recent growth rates. This period

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

will not feel as good as the recovery we have experienced over the past two years, and we expect the main engine of growth during that time, the U.S. consumer, may have trouble keeping pace. We expect the commercial side of the economy to pick up the slack, particularly companies that could benefit from surging demand for raw materials and energy. We also believe certain areas within Technology are well positioned, notably those with emphasis on Internet search and advertising, as well as companies focused on the growing liquid crystal display market. As a result, we recently established new positions in Google, Inc. (Software & Services) and Corning, Inc. (Metals, Minerals & Mining).

To help fund such purchases we trimmed several stocks including Ingersoll-Rand Co., Ltd. (Machinery), Bunge Ltd. (Food, Beverage & Tobacco), and Forest Laboratories, Inc. (Drugs). At the end of the quarter, our bottom-up focus resulted in greater-than-benchmark weights in the Energy, Materials, Telecommunication and Technology sectors, and less-than-benchmark weights in Utilities, Industrials, Health Care, and Consumer Staples.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   76.9%
-------------------------------------------------------------------
Canada                                                      5.7
-------------------------------------------------------------------
Japan                                                       4.4
-------------------------------------------------------------------
South Korea                                                 3.5
-------------------------------------------------------------------
United Kingdom                                              2.4
-------------------------------------------------------------------
Switzerland                                                 2.3
-------------------------------------------------------------------
Brazil                                                      2.2
-------------------------------------------------------------------
France                                                      1.6
-------------------------------------------------------------------
Italy                                                       1.5
-------------------------------------------------------------------
Mexico                                                      1.2
-------------------------------------------------------------------
Taiwan                                                      1.1
-------------------------------------------------------------------
Israel                                                      1.0
-------------------------------------------------------------------
Australia                                                   0.8
-------------------------------------------------------------------
Hong Kong                                                   0.5
-------------------------------------------------------------------
Greece                                                      0.4
-------------------------------------------------------------------
China                                                       0.3
-------------------------------------------------------------------
Other Assets and Liabilities                               (5.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      10.8%
-------------------------------------------------------------------
Business Services                                           0.1
-------------------------------------------------------------------
Chemicals                                                   3.1
-------------------------------------------------------------------
Communications                                              7.7
-------------------------------------------------------------------
Computers & Office Equipment                                2.1
-------------------------------------------------------------------
Construction                                                0.5
-------------------------------------------------------------------
Consumer Non-Durables                                       2.5
-------------------------------------------------------------------
Drugs                                                       7.6
-------------------------------------------------------------------
Electrical Equipment                                        0.6
-------------------------------------------------------------------
Electronics                                                10.0
-------------------------------------------------------------------
Energy & Services                                           8.9
-------------------------------------------------------------------
Financial Services                                          4.9
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.4
-------------------------------------------------------------------
Forest & Paper Products                                     0.1
-------------------------------------------------------------------
Hotels & Gaming                                             1.1
-------------------------------------------------------------------
Insurance                                                   6.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                6.5
-------------------------------------------------------------------
Machinery                                                   3.4
-------------------------------------------------------------------
Media & Entertainment                                       3.2
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.2
-------------------------------------------------------------------
Metals, Minerals & Mining                                   5.9
-------------------------------------------------------------------
Real Estate                                                 0.4
-------------------------------------------------------------------
Real Estate Investment Trust                                0.7
-------------------------------------------------------------------
Repurchase Agreement                                        0.4
-------------------------------------------------------------------
Retail                                                      2.9
-------------------------------------------------------------------
Software & Services                                         6.0
-------------------------------------------------------------------
Transportation                                              6.6
-------------------------------------------------------------------
Other Assets and Liabilities                               (5.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Capital Opportunities HLS Fund  inception 5/1/2000

(Subadvised by Holland Capital Management, L.P.)

PERFORMANCE OVERVIEW 5/1/00 - 6/30/05
Growth of a $10,000 investment

(LINE GRAPH)

                                                                  CAPITAL OPPORTUNITIES IA                S&P 500 INDEX
                                                                  ------------------------                -------------
5/1/2000                                                                   10000                              10000
5/31/2000                                                                   9477                               9795
6/30/2000                                                                   9895                              10036
7/31/2000                                                                   9719                               9880
8/31/2000                                                                  10559                              10493
9/30/2000                                                                  10074                               9939
10/31/2000                                                                  9802                               9897
11/30/2000                                                                  8315                               9117
12/31/2000                                                                  8832                               9162
1/31/2001                                                                   9558                               9487
2/28/2001                                                                   8348                               8622
3/31/2001                                                                   7505                               8076
4/30/2001                                                                   8245                               8703
5/31/2001                                                                   8165                               8761
6/30/2001                                                                   7797                               8548
7/31/2001                                                                   7457                               8464
8/31/2001                                                                   6714                               7935
9/30/2001                                                                   5741                               7294
10/31/2001                                                                  6065                               7434
11/30/2001                                                                  6589                               8004
12/31/2001                                                                  6746                               8074
1/31/2002                                                                   6399                               7957
2/28/2002                                                                   6286                               7803
3/31/2002                                                                   6628                               8097
4/30/2002                                                                   6201                               7606
5/31/2002                                                                   6013                               7550
6/30/2002                                                                   5397                               7013
7/31/2002                                                                   4863                               6466
8/31/2002                                                                   4911                               6508
9/30/2002                                                                   4394                               5802
10/31/2002                                                                  4748                               6311
11/30/2002                                                                  5163                               6683
12/31/2002                                                                  4800                               6290
1/31/2003                                                                   4691                               6126
2/28/2003                                                                   4583                               6034
3/31/2003                                                                   4620                               6093
4/30/2003                                                                   5049                               6594
5/31/2003                                                                   5356                               6941
6/30/2003                                                                   5456                               7030
7/31/2003                                                                   5529                               7154
8/31/2003                                                                   5685                               7293
9/30/2003                                                                   5547                               7216
10/31/2003                                                                  5795                               7624
11/30/2003                                                                  5839                               7691
12/31/2003                                                                  6114                               8094
1/31/2004                                                                   6281                               8242
2/29/2004                                                                   6386                               8357
3/31/2004                                                                   6186                               8231
4/30/2004                                                                   6065                               8102
5/31/2004                                                                   6145                               8213
6/30/2004                                                                   6187                               8372
7/31/2004                                                                   6024                               8095
8/31/2004                                                                   5992                               8128
9/30/2004                                                                   6137                               8216
10/31/2004                                                                  6243                               8341
11/30/2004                                                                  6504                               8679
12/31/2004                                                                  6721                               8974
1/31/2005                                                                   6503                               8755
2/28/2005                                                                   6611                               8939
3/31/2006                                                                   6414                               8781
4/30/2005                                                                   6189                               8615
5/31/2005                                                                   6426                               8889
6/30/2005                                                                   6428                               8901

    --- CAPITAL OPPORTUNITIES IA    --- S&P 500 INDEX
        $10,000 starting value          $10,000 starting value
        $6,428  ending value            $8,901  ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(1) (as of 6/30/05)

                                                        SINCE
                           YTD*     1 YEAR   5 YEAR   INCEPTION
--------------------------------------------------------------------
Capital Opportunities IA   -4.36%   3.89%    -8.27%    -8.20%
--------------------------------------------------------------------
S&P 500 Index              -0.81%   6.32%    -2.37%    -2.23%**
--------------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.
 ** Return is from 4/30/00.

   PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

LOUIS A. HOLLAND
Managing Partner & Chief Investment Officer

MONICA L. WALKER
Partner & Equity Portfolio Manager

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Capital Opportunities HLS Fund, Class IA returned -4.36% for the six-month period ended June 30, 2005. The Fund underperformed both the S&P 500 Index, which returned -0.81% and the Lipper Multi Cap Core Variable
Annuity - Underlying Funds Average, which returned -0.59% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

During 2005, energy, utilities, and health care have been the top performing market sectors, while materials, consumer discretionary, and information technology have fared less favorably. The fund's underperformance during the first half of the year is primarily due to unfavorable stock selection within financials, health care, and information technology. Doral Financial Corp. (Banks), a diversified financial services company, was the main detractor in the financials sector and has suffered due to regulatory and accounting issues. Federal National Mortgage Association (U.S. Government Agencies) has also been negatively impacted by similar issues. We continue to hold these stocks based upon their attractive valuations relative to their expected growth prospects. Among health care holdings, Biogen Ide, Inc. (Drugs) had the most significant adverse impact as the stock was hit by the voluntary withdrawal of a major drug from the market. We still remain holders of the stock and believe that the health care sector offers attractive opportunities for investors over the next several years. Several technology software holdings faced increased pressure amidst this year's tech malaise, particularly holdings that had no near-term catalyst to satisfy investors' recent appetite for short-term upside. In addition, Lexmark International, Inc. (Computers & Office Equipment), a producer of laser inkjet printers and supplies, lost ground due to competitive pricing pressure concerns, which we believe are overblown. Internet security firm Symantec Corp. (Software & Services) was also down, mainly on concerns about their merger and competition in their space.

Sector allocation had a favorable impact on fund performance, resulting from an overweight in the robust energy area, which we believe should remain firm over the next several years, and an underweight in the weaker performing industrials and materials sectors. This positive sector allocation partially offset the negative stock selection impact.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We expect stocks to return to their historical norm of +6-8% real compounded annual rates of return, much less than the approximately +15% real rate that investors received during the 90's. We believe that the U.S. stock market will be negatively affected by modest gross domestic product growth of 3-4% and single digit earnings per share growth rates for S&P 500 Index stocks.

Our subdued outlook for economic growth stems from our view that consumption, which represents 70% of economic activity, is

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

likely to be negatively affected by the historically high levels of total credit market debt that presently persist and the demographics of an aging population where consumers shift from spending to saving. Our view of corporate profit growth is based upon the expected slowdown in earnings growth for S&P 500 companies from the +20% level experienced during 2004 to a single digit rate in 2006. This has negative implications as investors continue to seek opportunities with greater return or growth potential. Economic and corporate profit growth could also both be adversely affected by higher interest rates. The Fed has indicated that short-term interest rates are too low to keep inflation under control and that inflationary pressures have recently "stayed elevated". History shows that significant inflationary pressures have resulted in negative real rates of return for both stocks and bonds, for instance during the period from 1965 through 1980 when inflation increased from 1% to over 14%. Although the Fed's longer term view is that inflation remains well contained, we believe that the Fed will continue to raise rates at a measured pace and will pause when there is a sustained period of weaker economic growth.

Given our view and the numerous uncertainties in the marketplace, we expect stock returns to remain choppy near-term with investors gravitating to high quality companies with strong financial positions, good earnings growth potential and low debt levels. Also, companies that pay dividends are becoming more desirable.

Our investment process is grounded in fundamental research and analysis. In this environment of lower expectations, we continue to believe that our investment style of purchasing high quality, reasonably priced, growth companies with leadership positions in their respective industries will produce superior results for long-term investors.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       8.4%
-------------------------------------------------------------------
Business Services                                           1.0
-------------------------------------------------------------------
Chemicals                                                   0.5
-------------------------------------------------------------------
Communications                                              1.4
-------------------------------------------------------------------
Computers & Office Equipment                                6.3
-------------------------------------------------------------------
Construction                                                1.1
-------------------------------------------------------------------
Consumer Durables                                           0.8
-------------------------------------------------------------------
Consumer Non-Durables                                       1.2
-------------------------------------------------------------------
Consumer Services                                           2.7
-------------------------------------------------------------------
Drugs                                                      11.6
-------------------------------------------------------------------
Electrical Equipment                                        1.8
-------------------------------------------------------------------
Electronics                                                 7.2
-------------------------------------------------------------------
Energy & Services                                          11.6
-------------------------------------------------------------------
Financial Services                                          1.6
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    2.0
-------------------------------------------------------------------
Insurance                                                   2.4
-------------------------------------------------------------------
Investment Companies                                        1.0
-------------------------------------------------------------------
Machinery                                                   2.0
-------------------------------------------------------------------
Media & Entertainment                                       3.3
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.6
-------------------------------------------------------------------
Retail                                                      6.9
-------------------------------------------------------------------
Software & Services                                        14.6
-------------------------------------------------------------------
Transportation                                              1.7
-------------------------------------------------------------------
U.S. Government Agencies                                    2.2
-------------------------------------------------------------------
Utilities                                                   3.1
-------------------------------------------------------------------
Other Assets and Liabilities                                0.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Disciplined Equity HLS Fund inception 5/29/1998
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 5/29/98 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                 DISCIPLINED EQUITY FUND IA               S&P 500 INDEX
                                                                 --------------------------               -------------
5/29/1998                                                                 10000.00                           10000.00
6/30/1998                                                                 10405.90                           10406.00
7/31/1998                                                                 10407.50                           10295.50
8/31/1998                                                                  9003.46                            8806.84
9/30/1998                                                                  9618.92                            9371.36
10/31/1998                                                                10516.30                           10133.00
11/30/1998                                                                11109.30                           10746.80
12/31/1998                                                                11904.50                           11366.20
1/31/1999                                                                 12305.30                           11841.50
2/28/1999                                                                 11851.80                           11473.40
3/31/1999                                                                 12415.20                           11932.30
4/30/1999                                                                 12802.20                           12394.40
5/31/1999                                                                 12557.60                           12102.20
6/30/1999                                                                 13373.30                           12773.80
7/31/1999                                                                 13112.40                           12374.90
8/31/1999                                                                 12929.40                           12313.30
9/30/1999                                                                 12540.10                           11975.80
10/31/1999                                                                13100.10                           12733.30
11/30/1999                                                                13460.80                           12992.10
12/31/1999                                                                14502.60                           13757.40
1/31/2000                                                                 13701.20                           13066.30
2/29/2000                                                                 13671.80                           12819.20
3/31/2000                                                                 15171.00                           14072.40
4/30/2000                                                                 14555.20                           13649.10
5/31/2000                                                                 14202.70                           13369.00
6/30/2000                                                                 14747.20                           13698.70
7/31/2000                                                                 14645.70                           13484.70
8/31/2000                                                                 15646.30                           14321.80
9/30/2000                                                                 14717.10                           13565.80
10/31/2000                                                                14644.90                           13508.30
11/30/2000                                                                13472.10                           12444.10
12/31/2000                                                                13684.20                           12505.10
1/31/2001                                                                 14370.40                           12948.50
2/28/2001                                                                 13209.20                           11768.60
3/31/2001                                                                 12481.00                           11023.50
4/30/2001                                                                 13512.30                           11878.90
5/31/2001                                                                 13631.30                           11958.50
6/30/2001                                                                 13352.50                           11667.90
7/31/2001                                                                 13065.60                           11553.00
8/31/2001                                                                 12303.00                           10830.50
9/30/2001                                                                 11281.90                            9956.25
10/31/2001                                                                11641.50                           10146.40
11/30/2001                                                                12477.50                           10924.60
12/31/2001                                                                12587.00                           11020.80
1/31/2002                                                                 12301.10                           10860.00
2/28/2002                                                                 11946.10                           10650.60
3/31/2002                                                                 12391.50                           11051.20
4/30/2002                                                                 11542.80                           10381.50
5/31/2002                                                                 11431.80                           10305.20
6/30/2002                                                                 10481.60                            9571.50
7/31/2002                                                                  9751.72                            8825.88
8/31/2002                                                                  9821.25                            8883.25
9/30/2002                                                                  8753.90                            7918.53
10/31/2002                                                                 9544.56                            8614.57
11/30/2002                                                                10049.20                            9121.11
12/31/2002                                                                 9484.07                            8585.70
1/31/2003                                                                  9177.96                            8361.61
2/28/2003                                                                  9043.00                            8236.19
3/31/2003                                                                  9091.32                            8315.93
4/30/2003                                                                  9802.65                            9000.33
5/31/2003                                                                 10333.00                            9474.08
6/30/2003                                                                 10431.40                            9595.10
7/31/2003                                                                 10581.20                            9764.36
8/31/2003                                                                 10813.10                            9954.41
9/30/2003                                                                 10815.00                            9849.01
10/31/2003                                                                11446.90                           10405.50
11/30/2003                                                                11619.30                           10496.90
12/31/2003                                                                12217.20                           11047.00
1/31/2004                                                                 12415.10                           11249.80
2/29/2004                                                                 12555.90                           11406.10
3/31/2004                                                                 12367.50                           11234.00
4/30/2004                                                                 12205.70                           11057.90
5/31/2004                                                                 12200.10                           11209.30
6/30/2004                                                                 12483.30                           11427.30
7/31/2004                                                                 11980.40                           11049.10
8/31/2004                                                                 11986.30                           11093.40
9/30/2004                                                                 12118.90                           11213.50
10/31/2004                                                                12202.40                           11384.90
11/30/2004                                                                12725.90                           11845.40
12/31/2004                                                                13244.60                           12248.30
1/31/2005                                                                 12999.20                           11949.80
2/28/2005                                                                 13262.60                           12201.10
3/31/2005                                                                 13011.80                           11985.30
4/30/2005                                                                 12783.50                           11758.10
5/31/2005                                                                 13246.90                           12131.90
6/30/2005                                                                 13399.90                           12149.30

    --- DISCIPLINED EQUITY FUND IA    --- S&P 500 INDEX
        $10,000 starting value            $10,000 starting value
        $13,400 ending value              $12,149 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                    SINCE
                        YTD*    1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------------
Disciplined Equity IA   1.17%   7.34%    -1.90%     4.21%
----------------------------------------------------------------
Disciplined Equity IB   1.05%   7.08%    -2.12%     3.98%
----------------------------------------------------------------
S&P 500 Index          -0.81%   6.32%    -2.37%     2.78%**
----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

 ** Return is from 05/31/98.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

JAMES A. RULLO, CFA
Senior Vice President, Partner

MAMMEN CHALLY, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Disciplined Equity HLS Fund, Class IA returned 1.17% for the six-month period ended June 30, 2005, outperforming both its benchmark, the S&P 500 Index, which returned -0.81% and the Lipper Large Cap Core Variable Annuity-Underlying Funds Average, which returned -0.76%.

WHY DID THE FUND PERFORM THIS WAY?

Strong stock selection boosted returns during the six-month period. Security selection was best in Energy and Health Care. Overall, the largest contributors to the Fund were Energy stocks including ConocoPhillips (Energy & Services), Occidental Petroleum Corp. (Energy & Services) and Unocal Corp.(Energy & Services) all of which are benefiting from higher oil and gas prices. As the largest player in the U.S. downstream market, ConocoPhillips (Energy & Services) also got a boost from the robust refining margin environment. A top Health Care contributor was Gilead Sciences, Inc. (Drugs), a biopharmaceutical company involved in developing, researching, and marketing medication for life-threatening diseases. Gilead Sciences, Inc. (Drugs) has benefited from epidemic preparedness efforts by many countries, which have been stockpiling the influenza treatment, Tamiflu. With the additional strength from their HIV franchise, Gilead Sciences, Inc. has had very positive results over the period. Horton (D.R.), Inc. (Construction), the nation's largest homebuilding company, was also a top contributor to performance as they reported stronger than expected quarterly earnings.

Stock selection within the Financials was the only moderate weakness. Federal Home Loan Mortgage Corporation (U.S. Government Agencies) was negatively impacted by the continued regulatory concerns at Federal National Mortgage Association (U.S. Government Agencies). Despite a positive earnings announcement, Capital One (Banks) fell over the period, as there was no growth in their U.S. credit card business. We continue to own Capital One as it is one of the remaining independent credit card companies with an attractive valuation, strong brand and good growth prospects.

Other detractors included Ingersoll-Rand (Machinery) and our underweight to ExxonMobil (Energy & Services). Diversified machinery company Ingersoll-Rand (Machinery) fell due to concerns over slowing industrial production. As the Energy sector continued to see strong returns boosted by high oil prices, our underweight position to ExxonMobil, which was up 13% over the period, hurt Fund performance.

WHAT IS THE OUTLOOK?

Our outlook for the remainder of 2005 is for a combination of slowing economic growth and high bottom-up expectations for profit growth accompanied by decelerating employment gains, moderating consumption and a weaker manufacturing environment. The threat of inflation appears to be waning, although the Federal Reserve had maintained its measured approach to raising rates. A more balanced picture of slowing growth and stable inflation will hopefully allow the Federal Reserve Bank to go on hold soon.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       9.7%
-------------------------------------------------------------------
Business Services                                           2.2
-------------------------------------------------------------------
Communications                                              4.0
-------------------------------------------------------------------
Computers & Office Equipment                                3.7
-------------------------------------------------------------------
Construction                                                3.3
-------------------------------------------------------------------
Consumer Non-Durables                                       4.9
-------------------------------------------------------------------
Drugs                                                       8.4
-------------------------------------------------------------------
Electronics                                                 7.1
-------------------------------------------------------------------
Energy & Services                                          10.5
-------------------------------------------------------------------
Exchange Traded Funds                                       0.2
-------------------------------------------------------------------
Financial Services                                          2.0
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    5.3
-------------------------------------------------------------------
Forest & Paper Products                                     3.6
-------------------------------------------------------------------
Health Services                                             2.2
-------------------------------------------------------------------
Insurance                                                   6.8
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                4.7
-------------------------------------------------------------------
Machinery                                                   3.0
-------------------------------------------------------------------
Media & Entertainment                                       3.4
-------------------------------------------------------------------
Repurchase Agreement                                        3.8
-------------------------------------------------------------------
Repurchase Agreements held as Collateral on Loaned
  Securities                                                0.3
-------------------------------------------------------------------
Retail                                                      2.0
-------------------------------------------------------------------
Software & Services                                         5.9
-------------------------------------------------------------------
Transportation                                              3.6
-------------------------------------------------------------------
U.S. Government Agencies                                    0.7
-------------------------------------------------------------------
Utilities                                                   3.8
-------------------------------------------------------------------
Other Assets and Liabilities                               (5.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Leaders HLS Fund inception 9/30/1998
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 9/30/98 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                                             MORGAN STANLEY CAPITAL INTERNATIONAL
                                                               GLOBAL LEADERS FUND IA                    WORLD INDEX
                                                               ----------------------        ------------------------------------
9/30/1998                                                             10000.00                             10000.00
10/31/1998                                                            11346.00                             10905.70
11/30/1998                                                            12212.30                             11556.00
12/31/1998                                                            13187.60                             12122.30
1/31/1999                                                             13799.00                             12389.40
2/28/1999                                                             13410.30                             12061.60
3/31/1999                                                             14140.30                             12565.50
4/30/1999                                                             14487.80                             13062.70
5/31/1999                                                             13961.60                             12587.10
6/30/1999                                                             14973.90                             13175.90
7/31/1999                                                             15199.40                             13138.20
8/31/1999                                                             15117.80                             13116.70
9/30/1999                                                             14930.40                             12991.30
10/31/1999                                                            15904.60                             13668.40
11/30/1999                                                            17086.90                             14054.70
12/31/1999                                                            19829.80                             15194.10
1/31/2000                                                             19086.30                             14325.70
2/29/2000                                                             21212.90                             14366.10
3/31/2000                                                             21161.00                             15360.90
4/30/2000                                                             20136.50                             14713.10
5/31/2000                                                             19562.70                             14342.50
6/30/2000                                                             20429.90                             14827.40
7/31/2000                                                             19746.40                             14411.80
8/31/2000                                                             20867.90                             14882.40
9/30/2000                                                             19981.70                             14092.80
10/31/2000                                                            18833.50                             13858.50
11/30/2000                                                            17723.30                             13018.90
12/31/2000                                                            18429.30                             13231.30
1/31/2001                                                             18436.30                             13488.30
2/28/2001                                                             16744.20                             12349.90
3/31/2001                                                             15624.20                             11541.00
4/30/2001                                                             16848.80                             12397.00
5/31/2001                                                             16516.40                             12243.00
6/30/2001                                                             16215.30                             11861.20
7/31/2001                                                             15818.80                             11705.00
8/31/2001                                                             14951.50                             11145.40
9/30/2001                                                             13654.30                             10164.80
10/31/2001                                                            14039.50                             10361.00
11/30/2001                                                            15284.40                             10975.40
12/31/2001                                                            15373.40                             11045.60
1/31/2002                                                             14870.30                             10712.20
2/28/2002                                                             14781.90                             10621.20
3/31/2002                                                             15250.30                             11114.10
4/30/2002                                                             14741.70                             10720.10
5/31/2002                                                             15056.40                             10745.00
6/30/2002                                                             14111.40                             10094.90
7/31/2002                                                             12960.60                              9244.92
8/31/2002                                                             12830.90                              9264.34
9/30/2002                                                             11284.90                              8247.11
10/31/2002                                                            12455.40                              8857.40
11/30/2002                                                            13558.00                              9336.59
12/31/2002                                                            12374.60                              8885.63
1/31/2003                                                             12088.80                              8617.28
2/28/2003                                                             11817.70                              8469.93
3/31/2003                                                             11656.30                              8446.66
4/30/2003                                                             12962.10                              9200.94
5/31/2003                                                             13754.20                              9731.28
6/30/2003                                                             14076.50                              9903.53
7/31/2003                                                             14418.50                             10106.50
8/31/2003                                                             14833.00                             10326.80
9/30/2003                                                             14454.00                             10392.30
10/31/2003                                                            15594.90                             11010.70
11/30/2003                                                            15972.00                             11181.00
12/31/2003                                                            16776.70                             11885.20
1/31/2004                                                             17426.50                             12078.50
2/29/2004                                                             18037.60                             12285.10
3/31/2004                                                             18358.00                             12208.30
4/30/2004                                                             17684.80                             11965.10
5/31/2004                                                             17933.90                             12073.20
6/30/2004                                                             18544.90                             12335.60
7/31/2004                                                             17124.10                             11936.10
8/31/2004                                                             17051.70                             11993.40
9/30/2004                                                             17918.40                             12224.10
10/31/2004                                                            18579.50                             12526.20
11/30/2004                                                            19598.00                             13189.70
12/31/2004                                                            19995.40                             13697.20
1/31/2005                                                             19262.60                             13391.40
2/28/2005                                                             18843.60                             13821.70
3/31/2005                                                             18182.60                             13560.30
4/30/2005                                                             17961.90                             13273.20
5/31/2005                                                             18405.40                             13519.20
6/30/2005                                                             18591.50                             13642.10

    --- GLOBAL LEADERS FUND IA         --- MORGAN STANLEY CAPITAL
        $10,000 starting value             INTERNATIONAL WORLD
        $18,592 ending value               INDEX
                                           $10,000 starting value
                                           $13,642 ending value

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                    SINCE
                        YTD*    1 YEAR   5 YEAR   INCEPTION
---------------------------------------------------------------
Global Leaders IA      -7.02%    0.25%   -1.87%     9.62%
---------------------------------------------------------------
Global Leaders IB      -7.14%    0.00%   -2.09%     9.39%
---------------------------------------------------------------
Morgan Stanley
  Capital
  International World
  Index                -0.40%   10.59%   -1.65%     4.71%
---------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

ANDREW S. OFFIT, CPA
Senior Vice President, Partner

JEAN-MARC BERTEAUX
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Global Leaders HLS Fund, Class 1A returned -7.02% for the six-month period ended June 30, 2005. The Fund trailed its benchmark, the Morgan Stanley Capital International World return of -0.40%. The fund also lagged the Lipper Global Growth Variable Annuity-Underlying Funds Average return of -0.13%.

WHY DID THE FUND PERFORM THIS WAY?

Our emphasis in the Fund is on sector and stock weights; country allocations are a residual of this process. Our underperformance was primarily driven by a single holding, Elan (Drugs). The stock declined dramatically during the first quarter because Elan's major drug, Tysabri, an FDA-approved drug for multiple sclerosis, was withdrawn from the market due to a patient death in a follow-on clinical trial. Elan was our greatest contributor to performance in 2004 and it was one of our largest holdings entering 2005 as we felt strongly that there was over 50% more upside in 2005. The patient death and withdrawal of the drug were both tragic and unexpected. True to our process, as soon as Tysabri was withdrawn we sold the position in Elan.

Though Elan accounted for the majority of our relative underperformance, several other portfolio decisions hurt returns during the period. The Fund's stock selection in the Financial and Industrial sectors was a drag on performance. In addition, the Fund's underweight positions in the Energy and Utilities sectors, the two best performing sectors of the benchmark, hurt relative returns. These are two sectors that, as growth managers, are not a traditional area of focus for us.

Aside from Elan, stocks that detracted the most from returns were Alcatel (Communications), which reported 4Q margins well below expectations after our very positive meeting with the CEO in November; eBay (Retail); and Trend Micro (Retail). We no longer hold any of these stocks.

On the positive side, we were able to make up for some of this lost ground through excellent stock selection in the Information Technology sector. Stocks such as Apple Computer (Computers & Office Equipment), Corning (Metals, Minerals & Mining), and Au Optronics (Electronics) were strong contributors to performance.

WHAT IS THE OUTLOOK?

We are encouraged by the Fund's rebound in performance during the second quarter, post- Elan. However, we recognize that the Fund still substantially lags the Index thus far this calendar year. It is our goal to make up this difference through fundamental and differentiated company analysis.

The challenging market climate has been tempered by low volatility and economic uncertainty over rising commodity prices, the China Effect, regional real estate bubbles, and other well

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

documented factors. Until we emerge from this "holding pattern," we feel that the best way to make money in this market environment is through stock picking. Our focus remains on stock and sector selections, based on intense bottom-up research. The Fund is currently meaningfully overweight in the Consumer Discretionary, Health Care and Technology sectors and underweight in Financials, Industrials, and Materials. We will continue to meet with leading global companies and we remain optimistic heading into the second half of this year.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   60.7%
-------------------------------------------------------------------
United Kingdom                                             10.0
-------------------------------------------------------------------
Switzerland                                                 7.9
-------------------------------------------------------------------
France                                                      5.4
-------------------------------------------------------------------
Taiwan                                                      5.3
-------------------------------------------------------------------
Germany                                                     5.1
-------------------------------------------------------------------
Japan                                                       4.7
-------------------------------------------------------------------
Netherlands                                                 3.1
-------------------------------------------------------------------
Canada                                                      2.7
-------------------------------------------------------------------
Finland                                                     1.7
-------------------------------------------------------------------
South Korea                                                 1.6
-------------------------------------------------------------------
Hong Kong                                                   1.6
-------------------------------------------------------------------
Mexico                                                      1.4
-------------------------------------------------------------------
Sweden                                                      1.3
-------------------------------------------------------------------
Spain                                                       0.9
-------------------------------------------------------------------
Luxembourg                                                  0.9
-------------------------------------------------------------------
Italy                                                       0.8
-------------------------------------------------------------------
Ireland                                                     0.8
-------------------------------------------------------------------
Brazil                                                      0.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (16.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Apparel & Textile                                           2.9%
-------------------------------------------------------------------
Banks                                                       8.4
-------------------------------------------------------------------
Business Services                                           2.2
-------------------------------------------------------------------
Communications                                              8.6
-------------------------------------------------------------------
Computers & Office Equipment                                0.8
-------------------------------------------------------------------
Construction                                                1.9
-------------------------------------------------------------------
Consumer Durables                                           1.4
-------------------------------------------------------------------
Consumer Non-Durables                                       2.1
-------------------------------------------------------------------
Drugs                                                      12.4
-------------------------------------------------------------------
Electronics                                                 9.6
-------------------------------------------------------------------
Energy & Services                                           6.7
-------------------------------------------------------------------
Financial Services                                          4.3
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.2
-------------------------------------------------------------------
Health Services                                             0.9
-------------------------------------------------------------------
Hotels & Gaming                                             1.2
-------------------------------------------------------------------
Insurance                                                   3.6
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               16.3
-------------------------------------------------------------------
Media & Entertainment                                       6.8
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.8
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.1
-------------------------------------------------------------------
Repurchase Agreement                                        0.9
-------------------------------------------------------------------
Retail                                                      6.0
-------------------------------------------------------------------
Software & Services                                         7.7
-------------------------------------------------------------------
Transportation                                              1.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (16.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Growth Opportunities HLS Fund inception 3/24/1987
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                GROWTH OPPORTUNITIES FUND IA        RUSSELL 3000 GROWTH INDEX
                                                                ----------------------------        -------------------------
6/30/1995                                                                 10000.00                           10000.00
7/31/1995                                                                 10626.10                           10452.30
8/31/1995                                                                 10752.50                           10476.10
9/30/1995                                                                 11070.20                           10930.70
10/31/1995                                                                10744.20                           10881.80
11/30/1995                                                                10980.10                           11310.40
12/31/1995                                                                10726.60                           11393.70
1/31/1996                                                                 10887.00                           11726.80
2/29/1996                                                                 11319.80                           11972.50
3/31/1996                                                                 11308.60                           12009.80
4/30/1996                                                                 11827.70                           12387.20
5/31/1996                                                                 12108.60                           12841.50
6/28/1996                                                                 11929.80                           12767.00
7/31/1996                                                                 10959.20                           11935.00
8/31/1996                                                                 11343.10                           12299.30
9/30/1996                                                                 12330.50                           13168.10
10/31/1996                                                                12403.00                           13182.40
11/29/1996                                                                12988.00                           14111.60
12/31/1996                                                                12487.70                           13887.00
1/31/1997                                                                 13030.70                           14800.00
2/28/1997                                                                 12311.70                           14625.50
3/31/1997                                                                 11516.30                           13812.60
4/30/1997                                                                 11661.90                           14635.80
5/30/1997                                                                 12856.70                           15784.70
6/30/1997                                                                 13369.30                           16408.00
7/31/1997                                                                 14644.30                           17800.80
8/31/1997                                                                 14176.50                           16905.40
9/30/1997                                                                 14890.90                           17790.30
10/31/1997                                                                14260.70                           17089.40
11/28/1997                                                                14132.20                           17698.40
12/31/1997                                                                14038.90                           17878.10
1/31/1998                                                                 13853.50                           18338.10
2/27/1998                                                                 15007.90                           19739.50
3/31/1998                                                                 15744.00                           20530.20
4/30/1998                                                                 15824.00                           20799.40
5/31/1998                                                                 15448.40                           20123.50
6/30/1998                                                                 16259.70                           21263.90
7/31/1998                                                                 15468.30                           20978.10
8/31/1998                                                                 12657.80                           17690.80
9/30/1998                                                                 13652.40                           19082.70
10/31/1998                                                                14307.00                           20574.20
11/30/1998                                                                14845.50                           22141.50
12/31/1998                                                                16708.40                           24138.40
1/31/1999                                                                 17228.20                           25531.20
2/28/1999                                                                 15904.40                           24278.80
3/31/1999                                                                 16773.80                           25528.30
4/30/1999                                                                 16794.80                           25714.40
5/31/1999                                                                 16335.60                           24985.70
6/30/1999                                                                 17578.80                           26702.90
7/31/1999                                                                 17552.60                           25855.50
8/31/1999                                                                 17888.70                           26177.00
9/30/1999                                                                 17967.80                           25698.30
10/31/1999                                                                19294.50                           27549.30
11/30/1999                                                                21575.90                           29130.40
12/31/1999                                                                25926.30                           32303.40
1/31/2000                                                                 25587.00                           30875.70
2/29/2000                                                                 33098.50                           32804.60
3/31/2000                                                                 30036.50                           34659.80
4/30/2000                                                                 27490.60                           32876.90
5/31/2000                                                                 25822.70                           31137.80
6/30/2000                                                                 29761.10                           33608.20
7/31/2000                                                                 28839.60                           32104.00
8/31/2000                                                                 32772.90                           35041.70
9/30/2000                                                                 32812.80                           31832.30
10/31/2000                                                                29978.10                           30250.80
11/30/2000                                                                24288.80                           25722.50
12/31/2000                                                                26959.50                           25062.10
1/31/2001                                                                 26512.70                           26814.20
2/28/2001                                                                 23165.40                           22323.90
3/31/2001                                                                 20663.40                           19923.70
4/30/2001                                                                 22731.70                           22437.40
5/31/2001                                                                 22539.70                           22170.00
6/30/2001                                                                 22497.10                           21742.60
7/31/2001                                                                 21985.10                           21107.70
8/31/2001                                                                 20514.80                           19408.10
9/30/2001                                                                 17364.50                           17390.70
10/31/2001                                                                18255.70                           18350.60
11/30/2001                                                                20086.40                           20098.30
12/31/2001                                                                20798.10                           20143.40
1/31/2002                                                                 20599.80                           19762.90
2/28/2002                                                                 19382.70                           18911.90
3/31/2002                                                                 20402.80                           19631.10
4/30/2002                                                                 19422.50                           18110.10
5/31/2002                                                                 19179.10                           17626.40
6/30/2002                                                                 17054.10                           16004.80
7/31/2002                                                                 15392.80                           15015.70
8/31/2002                                                                 15037.10                           15057.70
9/30/2002                                                                 13848.50                           13524.90
10/31/2002                                                                14834.90                           14729.90
11/30/2002                                                                16189.60                           15571.00
12/31/2002                                                                15047.20                           14495.00
1/31/2003                                                                 14863.60                           14139.90
2/28/2003                                                                 14669.50                           14055.10
3/31/2003                                                                 15086.60                           14313.60
4/30/2003                                                                 16446.50                           15390.50
5/31/2003                                                                 17701.30                           16220.40
6/30/2003                                                                 18230.20                           16449.60
7/31/2003                                                                 18411.70                           16916.70
8/31/2003                                                                 19230.60                           17372.60
9/30/2003                                                                 18995.10                           17167.80
10/31/2003                                                                20656.30                           18170.40
11/30/2003                                                                21332.00                           18390.70
12/31/2003                                                                21636.30                           18984.20
1/31/2004                                                                 22309.30                           19417.40
2/29/2004                                                                 22642.60                           19529.10
3/31/2004                                                                 22840.70                           19201.40
4/30/2004                                                                 22169.80                           18920.30
5/31/2004                                                                 23015.90                           19274.70
6/30/2004                                                                 23729.50                           19545.60
7/31/2004                                                                 21771.30                           18387.00
8/31/2004                                                                 21484.00                           18271.90
9/30/2004                                                                 22636.10                           18511.30
10/31/2004                                                                23014.60                           18813.30
11/30/2004                                                                24128.40                           19538.60
12/31/2004                                                                25354.50                           20299.20
1/31/2005                                                                 24490.00                           19601.40
2/28/2005                                                                 24289.10                           19815.20
3/31/2005                                                                 23844.00                           19421.40
4/30/2005                                                                 23245.20                           18977.70
5/31/2005                                                                 24722.40                           19930.20
6/30/2005                                                                 25675.30                           19916.70

    --- GROWTH OPPORTUNITIES FUND IA    --- RUSSELL 3000 GROWTH INDEX
        $10,000 starting value              $10,000 starting value
        $25,675 ending value                $19,917 ending value

RUSSELL 3000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                           YTD*    1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
Growth Opportunities IA    1.27%   8.20%    -2.91%    9.89%
----------------------------------------------------------------
Growth Opportunities
  IB(2)                    1.14%   7.93%    -3.15%    9.61%
----------------------------------------------------------------
Russell 3000 Growth
  Index                   -1.88%   1.90%    -9.94%    7.13%
----------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

MICHAEL T. CARMEN, CFA
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Growth Opportunities HLS Fund, Class IA returned 1.27% for the six-month period ended June 30, 2005. The Fund's return exceeded both the -1.88% return of the Russell 3000 Growth Index and the -0.33% return of the Lipper Multi-Cap Growth Variable Annuity-Underlying Funds Average for the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's strong performance was a result of both stock selection decisions and sector weightings. Selection was strongest in the Consumer Discretionary and Technology sectors. Video game retailers Gamestop (Retail) and Electronics Boutique (Retail) rose on better-than-expected revenue and earnings growth. Subsequent to our purchase of both stocks early in the year, Gamestop announced it was purchasing Electronics Boutique, news which drove both stock prices up. We continue to hold both names. Other strong contributors in the Consumer Discretionary sector included retailers Michael's Stores (Retail) and Chico's FAS (Retail).

In the Technology sector, Internet search and advertising company Google (Software & Services) continued its ascent, benefiting both from a strong secular trend toward increased online advertising and from greater investor appreciation of its exceptional growth dynamics. Our Technology sector results also benefited from a position in transaction processor VeriFone (Computers & Office Equipment) and by not holding IBM (Computers & Office Equipment), which fell during the period.

Weaker selection was seen in the Health Care and Industrials sectors. Biotechnology company Elan (Drugs) tumbled 70% in one day on the news that their key Multiple Sclerosis drug, Tysabri, potentially caused a fatal brain ailment in two patients in a test trial, resulting in the voluntary removal of the drug from the market. In the Industrials sector, relocation services company Sirva (Transportation) fell on a second consecutive earnings miss. We eliminated both positions. Other negative contributors during the period included wireless services company Wireless Facilities (Communications), which was sold, and negative impacts from not owning chip maker Intel (Electronics) or pharmaceutical firm Pfizer (Drugs).

At the sector level, the Fund's overweight positions in Energy and Telecommunications stocks and underweights in Technology and Financials companies were additive to results for the period.

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2005?

Our economic outlook is a direct result of our stock research and discussions with individual company managements. Currently, we expect economic expansion during the next six to twelve months, but we are preparing for a deceleration from recent growth rates. This period will not feel as good as the recovery we have experienced over the past two years, but we believe certain sectors

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

of the economy could do well in this environment. Currently our largest exposure is to the Technology sector, followed by Health Care and Consumer Discretionary. Our lowest weights are in Financials, Consumer Staples, and Utilities.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         1.0%
-------------------------------------------------------------------
Banks                                                       1.3
-------------------------------------------------------------------
Business Services                                           5.2
-------------------------------------------------------------------
Communications                                              8.3
-------------------------------------------------------------------
Computers & Office Equipment                                1.4
-------------------------------------------------------------------
Construction                                                4.3
-------------------------------------------------------------------
Consumer Durables                                           1.4
-------------------------------------------------------------------
Consumer Non-Durables                                       0.9
-------------------------------------------------------------------
Drugs                                                      13.5
-------------------------------------------------------------------
Electronics                                                 3.0
-------------------------------------------------------------------
Energy & Services                                           5.5
-------------------------------------------------------------------
Financial Services                                          0.6
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    0.9
-------------------------------------------------------------------
Health Services                                             1.2
-------------------------------------------------------------------
Hotels & Gaming                                             1.5
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               17.4
-------------------------------------------------------------------
Medical Instruments & Supplies                              5.4
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.0
-------------------------------------------------------------------
Repurchase Agreement                                        2.8
-------------------------------------------------------------------
Research & Testing Facilities                               2.2
-------------------------------------------------------------------
Retail                                                     13.2
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.6
-------------------------------------------------------------------
Software & Services                                        17.9
-------------------------------------------------------------------
Transportation                                              1.5
-------------------------------------------------------------------
Utilities                                                   2.4
-------------------------------------------------------------------
Other Assets and Liabilities                              (17.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford High Yield HLS Fund inception 9/30/1998
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW 9/30/98 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                                    LEHMAN BROTHERS HIGH YIELD
                                                                     HIGH YIELD FUND IA                  CORPORATE INDEX
                                                                     ------------------             --------------------------
9/30/1998                                                                10000.00                           10000.00
10/31/1998                                                                9992.02                            9795.02
11/30/1998                                                               10339.90                           10201.50
12/31/1998                                                               10368.40                           10212.80
1/31/1999                                                                10528.30                           10364.40
2/28/1999                                                                10531.20                           10303.30
3/31/1999                                                                10694.50                           10401.70
4/30/1999                                                                10897.80                           10603.20
5/31/1999                                                                10693.50                           10459.60
6/30/1999                                                                10702.80                           10437.30
7/31/1999                                                                10695.80                           10479.30
8/31/1999                                                                10620.50                           10363.50
9/30/1999                                                                10599.40                           10288.90
10/31/1999                                                               10660.10                           10220.60
11/30/1999                                                               10797.20                           10340.80
12/31/1999                                                               10856.20                           10456.60
1/31/2000                                                                10757.90                           10411.60
2/29/2000                                                                10730.10                           10431.40
3/31/2000                                                                10637.40                           10212.30
4/30/2000                                                                10673.90                           10228.70
5/31/2000                                                                10576.00                           10123.30
6/30/2000                                                                10839.70                           10329.80
7/31/2000                                                                10959.80                           10408.30
8/31/2000                                                                11113.20                           10479.10
9/30/2000                                                                11067.30                           10388.00
10/31/2000                                                               10866.90                           10055.50
11/30/2000                                                               10596.20                            9657.34
12/31/2000                                                               10968.50                            9843.73
1/31/2001                                                                11691.30                           10581.00
2/28/2001                                                                11741.60                           10721.80
3/31/2001                                                                11489.10                           10468.70
4/30/2001                                                                11337.50                           10338.90
5/31/2001                                                                11419.40                           10525.00
6/30/2001                                                                11018.00                           10230.30
7/31/2001                                                                11198.00                           10380.70
8/31/2001                                                                11299.50                           10503.20
9/30/2001                                                                10592.10                            9797.37
10/31/2001                                                               11030.10                           10039.40
11/30/2001                                                               11378.00                           10405.80
12/31/2001                                                               11263.30                           10363.10
1/31/2002                                                                11155.90                           10435.70
2/28/2002                                                                10818.00                           10289.60
3/31/2002                                                                10905.00                           10537.60
4/30/2002                                                                11061.30                           10706.00
5/31/2002                                                                10993.10                           10646.60
6/30/2002                                                                10409.00                            9861.98
7/31/2002                                                                 9928.14                            9431.01
8/31/2002                                                                10052.80                            9699.79
9/30/2002                                                                 9790.78                            9572.72
10/31/2002                                                                9821.61                            9489.44
11/30/2002                                                               10385.00                           10076.80
12/31/2002                                                               10487.20                           10217.90
1/31/2003                                                                10763.80                           10558.20
2/28/2003                                                                10952.10                           10688.00
3/31/2003                                                                11147.70                           10995.50
4/30/2003                                                                11686.90                           11647.50
5/31/2003                                                                11860.00                           11767.80
6/30/2003                                                                12077.40                           12106.20
7/31/2003                                                                11790.20                           11973.20
8/31/2003                                                                11935.90                           12110.80
9/30/2003                                                                12266.60                           12441.80
10/31/2003                                                               12473.90                           12693.20
11/30/2003                                                               12632.30                           12885.60
12/31/2003                                                               12918.60                           13177.40
1/31/2004                                                                13060.60                           13428.90
2/29/2004                                                                13025.10                           13395.20
3/31/2004                                                                13069.50                           13486.20
4/30/2004                                                                12904.30                           13394.40
5/31/2004                                                                12669.50                           13167.50
6/30/2004                                                                12830.60                           13356.30
7/31/2004                                                                13009.00                           13538.00
8/31/2004                                                                13227.30                           13803.50
9/30/2004                                                                13411.00                           14003.90
10/31/2004                                                               13668.20                           14256.90
11/30/2004                                                               13738.40                           14428.80
12/31/2004                                                               13875.00                           14643.90
1/31/2005                                                                13814.80                           14624.90
2/28/2005                                                                14027.90                           14840.00
3/31/2005                                                                13571.20                           14408.40
4/30/2005                                                                13464.20                           14268.00
5/31/2005                                                                13716.70                           14521.30
6/30/2005                                                                13913.90                           14806.30

    --- HIGH YIELD FUND IA         --- LEHMAN BROTHERS HIGH YIELD
        $10,000 starting value         CORPORATE INDEX
        $13,914 ending value           $10,000 starting value
                                       $14,806 ending value

LEHMAN BROTHERS HIGH YIELD CORPORATE INDEX is an unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                    SINCE
                        YTD*    1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------------
High Yield IA           0.28%    8.44%   5.12%      5.01%
----------------------------------------------------------------
High Yield IB           0.16%    8.17%   4.88%      4.79%
----------------------------------------------------------------
Lehman Brothers High
  Yield Corporate
  Index                 1.11%   10.86%   7.47%      5.98%
----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

DAVID HILLMEYER, CFA
Vice President

CHRISTINE MOZONSKI, CFA, CPA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford High Yield HLS Fund, Class IA returned 0.28% for the six-month period ended June 30, 2005. The Fund underperformed both the Lipper High Current Yield Variable Annuity-Underlying Funds Average, which returned 0.45%, and the Lehman Brothers High Yield Corporate Index, which returned 1.11% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

After rallying in the last half of 2004, both the equity and fixed income markets retreated in the first quarter of 2005. The S&P 500 Index, a common benchmark for the domestic equity market, declined 2.15% in the first quarter. Similarly, the Lehman Aggregate Bond Index, which represents domestic investment grade bonds, lost 0.48% in the same period. After the economy showed strong signs of growth in the last half of 2004, in the first quarter investors became concerned that the economy may be losing some of its momentum. In particular, there was apprehension that inflation fueled by historically high oil prices and rising commodity costs could slow the growth of the recovering economy. As part of its plan to restrain inflation, the U.S. Federal Reserve (the "Fed") raised its target Federal Funds rate twice during the first quarter. Further impacting the fixed income markets, the disappointing earning announcements from General Motors Acceptance Corp.(GM) (Transportation) and Ford Motor Credit Co. (Ford) (Transportation) triggered anxiety among bond investors who were concerned about the potential downgrades of two of the market's largest bond issuers. Due to market concerns about inflation and corporate earnings levels, both the Fund and Lehman High Yield Index declined in the first quarter.

During the second quarter, the markets were more positive. The S&P 500 and Lehman Aggregate Indices rose 1.17% and 3.01%, respectively. Despite record high energy costs and improving labor markets, investors became confident that the Fed could keep inflation under control. Continuing its "measured pace" of tightening monetary policy, the Fed raised it's target Federal Funds rate two more times in the second quarter. Confidence that inflation would be restrained was demonstrated as interest rates generally declined, resulting in a flatter yield curve. Early in the quarter, the high yield sector struggled as the credit market remained focused upon auto issuers GM and Ford and related sectors, including automotive parts suppliers and auto retailers. High yield returns improved in May as the ratings issues for GM and Ford were resolved. June's performance outpaced May's as investor focus returned to more traditional market valuations. For the second quarter, the Fund and benchmark achieved positive returns.

Over the six-month period, the Fund maintained a shorter-than-benchmark duration due concerns about the risks of rising interest and inflation. Affirming our concerns about the risks of rising rates, the Fed raised the target Federal Funds rate four times during the six-month period. However, foreign demand and speculators were key factors to the declining interest rates in the second quarter. As a result, the Fund's lower duration detracted from relative performance. In the first quarter sector selection

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

detracted from performance as the Fund's positioning in automotive retailers negatively impacted the return. These issuers suffered along with automotive suppliers due to the above-mentioned automakers' woes. Additionally, the portfolios' exposure to several rural wireless carriers detracted from performance as Triton PCS surprised the market with a very poor 2005 earnings forecast. During the second quarter, the Fund's sector allocations were a modest cost to performance. After their addition to the high yield indices in early June, GM and Ford comprise over twelve percent of the benchmark. To maintain adequate diversification, the Fund added only two percent total of these major issuers. Although the automotive sector rallied in the second quarter, the portfolio maintained an underweight to the automotive sector and its suppliers due to concerns about further erosions to profit margins. Several sectors in the portfolio added to relative performance. For example, the interest rate sensitive sectors of gaming and lodging added to performance, helped by declining rates during the period. Additionally, the portfolio's market weight to higher quality utilities contributed to return. Security selection was generally strong for the second quarter and contributed favorably to return.

WHAT IS YOUR OUTLOOK AND STRATEGY?

Credit quality remains generally quite strong with Moody's end-of-May default rate having declined for four consecutive months. We remain confident that the U.S. economic expansion and relatively subdued inflation, will create a solid backdrop for high yield to perform well. Risks to this forecast include a continued rise in the price of oil, the housing market and the pace of Fed tightening. Additionally, earnings related headlines from the automotive manufacturers could also undermine the current environment. Credit spreads, the premium for bonds with risks greater than similar Treasury bonds, are wider (greater) than their tightest levels reached earlier in 2005. Due to our confidence in the strength of the economy, we are biased to believe spreads could move back towards those tighter levels. As the credit spreads tighten, corporate bonds tends to rise in value relative to Treasury bonds. We continue to believe that single B-rated securities have the best potential for outperformance given their reduced Treasury correlation and additional carry over higher rated bonds.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Agriculture & Fishing                                       1.3%
-------------------------------------------------------------------
Apparel & Textile                                           1.3
-------------------------------------------------------------------
Banks                                                       1.9
-------------------------------------------------------------------
Business Services                                           1.1
-------------------------------------------------------------------
Chemicals                                                   4.0
-------------------------------------------------------------------
Communications                                             10.8
-------------------------------------------------------------------
Computers & Office Equipment                                0.3
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY -- CONTINUED


                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Construction                                                1.3%
-------------------------------------------------------------------
Consumer Durables                                           1.6
-------------------------------------------------------------------
Consumer Non-Durables                                       2.7
-------------------------------------------------------------------
Consumer Services                                           2.9
-------------------------------------------------------------------
Drugs                                                       0.7
-------------------------------------------------------------------
Electrical Equipment                                        1.9
-------------------------------------------------------------------
Electronics                                                 2.7
-------------------------------------------------------------------
Energy & Services                                           5.4
-------------------------------------------------------------------
Financial Services                                          4.6
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.0
-------------------------------------------------------------------
Forest & Paper Products                                     4.3
-------------------------------------------------------------------
Health Services                                             2.1
-------------------------------------------------------------------
Hotels & Gaming                                             5.3
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               15.8
-------------------------------------------------------------------
Machinery                                                   1.1
-------------------------------------------------------------------
Media & Entertainment                                       6.5
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.7
-------------------------------------------------------------------
Real Estate Investment Trust                                1.1
-------------------------------------------------------------------
Retail                                                      3.1
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.5
-------------------------------------------------------------------
Software & Services                                         0.8
-------------------------------------------------------------------
Transportation                                              5.6
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.1
-------------------------------------------------------------------
Utilities                                                  12.6
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         1.0%
-------------------------------------------------------------------
Common Stocks                                               0.0
-------------------------------------------------------------------
Convertible Bonds                                           0.4
-------------------------------------------------------------------
Convertible Preferred Stocks                                0.1
-------------------------------------------------------------------
Corporate Notes: Investment Grade                           3.9
-------------------------------------------------------------------
Corporate Notes: Non-Investment Grade                      87.8
-------------------------------------------------------------------
Short-Term Securities                                      15.9
-------------------------------------------------------------------
Warrants                                                    0.0
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY MOODY RATING
as of June 30, 2005

                                                      PERCENTAGE OF
MOODY RATING                                           NET ASSETS
-------------------------------------------------------------------
Aaa                                                         1.0%
-------------------------------------------------------------------
Baa                                                         3.9
-------------------------------------------------------------------
Ba                                                         34.6
-------------------------------------------------------------------
B                                                          47.5
-------------------------------------------------------------------
Caa                                                         5.7
-------------------------------------------------------------------
Ca                                                          0.5
-------------------------------------------------------------------
N/R                                                        15.9
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Index HLS Fund inception 5/1/1987
(subadvised by Hartford Investment Management Company)
PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                       INDEX FUND IA                      S&P 500 INDEX
                                                                       -------------                      -------------
6/30/1995                                                                 10000.00                           10000.00
7/31/1995                                                                 10328.00                           10331.00
8/31/1995                                                                 10350.00                           10356.00
9/30/1995                                                                 10775.00                           10793.00
10/31/1995                                                                10723.00                           10753.00
11/30/1995                                                                11186.00                           11226.00
12/31/1995                                                                11398.00                           11443.00
1/31/1996                                                                 11777.00                           11832.00
2/29/1996                                                                 11879.00                           11942.00
3/31/1996                                                                 11998.00                           12056.00
4/30/1996                                                                 12161.00                           12234.00
5/31/1996                                                                 12471.00                           12548.00
6/30/1996                                                                 12506.00                           12596.00
7/31/1996                                                                 11944.00                           12039.00
8/31/1996                                                                 12190.00                           12293.00
9/30/1996                                                                 12865.00                           12984.00
10/31/1996                                                                13212.00                           13342.00
11/30/1996                                                                14205.00                           14350.00
12/31/1996                                                                13916.00                           14065.00
1/31/1997                                                                 14772.00                           14943.00
2/28/1997                                                                 14883.00                           15061.00
3/31/1997                                                                 14258.00                           14444.00
4/30/1997                                                                 15108.00                           15305.00
5/31/1997                                                                 16026.00                           16235.00
6/30/1997                                                                 16730.00                           16962.00
7/31/1997                                                                 18053.00                           18311.00
8/31/1997                                                                 17037.00                           17285.00
9/30/1997                                                                 17963.00                           18231.00
10/31/1997                                                                17359.00                           17622.00
11/30/1997                                                                18148.00                           18438.00
12/31/1997                                                                18453.00                           18755.00
1/31/1998                                                                 18653.00                           18961.00
2/28/1998                                                                 19989.00                           20329.00
3/31/1998                                                                 21004.00                           21369.00
4/30/1998                                                                 21209.00                           21585.00
5/31/1998                                                                 20832.00                           21214.00
6/30/1998                                                                 21676.00                           22075.00
7/31/1998                                                                 21438.00                           21841.00
8/31/1998                                                                 18330.00                           18683.00
9/30/1998                                                                 19502.00                           19880.00
10/31/1998                                                                21080.00                           21496.00
11/30/1998                                                                22344.00                           22798.00
12/31/1998                                                                23632.00                           24112.00
1/31/1999                                                                 24603.00                           25120.00
2/28/1999                                                                 23829.00                           24340.00
3/31/1999                                                                 24775.00                           25313.00
4/30/1999                                                                 25720.00                           26293.00
5/31/1999                                                                 25096.00                           25673.00
6/30/1999                                                                 26488.00                           27098.00
7/31/1999                                                                 25649.00                           26252.00
8/31/1999                                                                 25519.00                           26121.00
9/30/1999                                                                 24814.00                           25405.00
10/31/1999                                                                26372.00                           27012.00
11/30/1999                                                                26898.00                           27561.00
12/31/1999                                                                28474.00                           29185.00
1/31/2000                                                                 27035.00                           27719.00
2/29/2000                                                                 26513.00                           27194.00
3/31/2000                                                                 29088.00                           29853.00
4/30/2000                                                                 28204.00                           28955.00
5/31/2000                                                                 27613.00                           28361.00
6/30/2000                                                                 28285.00                           29060.00
7/31/2000                                                                 27834.00                           28606.00
8/31/2000                                                                 29551.00                           30382.00
9/30/2000                                                                 27982.00                           28778.00
10/31/2000                                                                27854.00                           28656.00
11/30/2000                                                                25651.00                           26399.00
12/31/2000                                                                25769.00                           26528.00
1/31/2001                                                                 26671.00                           27469.00
2/28/2001                                                                 24231.00                           24966.00
3/31/2001                                                                 22689.00                           23385.00
4/30/2001                                                                 24442.00                           25200.00
5/31/2001                                                                 24595.00                           25369.00
6/30/2001                                                                 23986.00                           24752.00
7/31/2001                                                                 23741.00                           24508.00
8/31/2001                                                                 22245.00                           22976.00
9/30/2001                                                                 20433.00                           21121.00
10/31/2001                                                                20818.00                           21525.00
11/30/2001                                                                22407.00                           23175.00
12/31/2001                                                                22596.00                           23379.00
1/31/2002                                                                 22254.00                           23038.00
2/28/2002                                                                 21818.00                           22594.00
3/31/2002                                                                 22631.00                           23444.00
4/30/2002                                                                 21251.00                           22023.00
5/31/2002                                                                 21083.00                           21861.00
6/30/2002                                                                 19578.00                           20305.00
7/31/2002                                                                 18045.00                           18723.00
8/31/2002                                                                 18156.00                           18845.00
9/30/2002                                                                 16177.00                           16798.00
10/31/2002                                                                17599.00                           18275.00
11/30/2002                                                                18624.00                           19349.00
12/31/2002                                                                17524.00                           18214.00
1/31/2003                                                                 17058.00                           17738.00
2/28/2003                                                                 16797.00                           17472.00
3/31/2003                                                                 16954.00                           17641.00
4/30/2003                                                                 18352.00                           19093.00
5/31/2003                                                                 19308.00                           20098.00
6/30/2003                                                                 19545.00                           20355.00
7/31/2003                                                                 19883.00                           20714.00
8/31/2003                                                                 20261.00                           21117.00
9/30/2003                                                                 20038.00                           20894.00
10/31/2003                                                                21164.00                           22074.00
11/30/2003                                                                21343.00                           22268.00
12/31/2003                                                                22453.00                           23435.00
1/31/2004                                                                 22854.00                           23865.00
2/29/2004                                                                 23165.00                           24197.00
3/31/2004                                                                 22809.00                           23832.00
4/30/2004                                                                 22444.00                           23458.00
5/31/2004                                                                 22741.00                           23779.00
6/30/2004                                                                 23168.00                           24242.00
7/31/2004                                                                 22399.00                           23439.00
8/31/2004                                                                 22485.00                           23533.00
9/30/2004                                                                 22719.00                           23788.00
10/31/2004                                                                23059.00                           24152.00
11/30/2004                                                                23982.00                           25129.00
12/31/2004                                                                24787.00                           25983.00
1/31/2005                                                                 24175.00                           25350.00
2/28/2005                                                                 24673.00                           25883.00
3/31/2005                                                                 24232.00                           25425.00
4/30/2005                                                                 23758.00                           24943.00
5/31/2005                                                                 24510.00                           25736.00
6/30/2005                                                                 24537.00                           25774.00

    --- INDEX FUND IA              --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $24,537 ending value           $25,774 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                 YTD*    1 YEAR   5 YEAR   10 YEAR
-------------------------------------------------------
Index IA        -1.01%   5.91%    -2.80%    9.39%
-------------------------------------------------------
Index IB(3)     -1.13%   5.64%    -3.02%    9.14%
-------------------------------------------------------
S&P 500 Index   -0.81%   6.32%    -2.37%    9.93%
-------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

EDWARD C. CAPUTO, CFA
Portfolio Manager

SCOTT PIKE, CFA
Assistant Portfolio Manager

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Index HLS Fund, Class IA returned -1.01% for the six-month period ended June 30, 2005. The Fund underperformed both the Lipper S&P 500 Index Objective Variable Annuity-Underlying Funds Average, which returned -0.96%, and the S&P 500 Index, which returned -0.81%, over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Both the equity and fixed income markets retreated in the first quarter of 2005 after strong rallies in the last half of 2004. The S&P 500 Index, a common benchmark for the domestic equity market, declined 2.15% in the first quarter. Similarly, the Lehman Aggregate Bond Index, which represents domestic investment grade bonds, lost 0.48% in the same period. In the first quarter, the markets showed concern that the economy may be losing some of the momentum it demonstrated in 2004. In particular, there was apprehension that inflation fueled by historically high oil prices and rising commodity costs could slow the growth of the recovering economy. Higher input costs can cut into profit margins and slow corporate earnings growth. As part of its plan to restrain inflation, the U.S. Federal Reserve (the "Fed") raised its target Federal Funds rate twice during the first quarter. Both the Fund and the S&P 500 Index declined in the first quarter.

Despite record high energy costs and improving labor markets that could erode corporate profits, in the second quarter investors showed that they had confidence that the Fed could keep inflation under control. Continuing its "measured pace" of tightening monetary policy, the Fed raised it's target Federal Funds rate two more times in the second quarter. High consumer confidence, improving labor markets and strengthening conditions in the manufacturing sector confirmed that the economy continued to grow in the quarter. The S&P 500 Index and the Fund achieved positive returns for the second quarter.

The S&P 500 Index was down 0.81% for the first six months of 2005, bringing the one-year return to 6.32%. Since the Fund's portfolio is constructed to mirror the performance of the S&P 500 Index, its return was similarly down for the six-month period, but positive over the last twelve months. Year-to-date, Energy has been the top performing sector, followed by the Utilities and Health Care sectors. The Materials sector was the laggard in the S&P 500, followed by Consumer Discretionary and Information Technology. Continuing the trends from 2004, the larger capitalization S&P 500 Index under-performed both the S&P 400 Mid Cap Index (up 3.85%) and the S&P 600 Small Cap Index (up 1.80%). Within the large-cap sector, the S&P 500/Barra Value Index beat the S&P 500/Barra Growth Index by 1.82%.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We do not foresee that the Fed will be tightening in an aggressive enough fashion to derail the economy. The Fed's primary objective is to fight inflation, and it is becoming clear that chairman Greenspan and other governors perceive that they are close to having accomplished that objective. Under this assumption, we anticipate a 4% target Federal Funds rate at the end of the year,

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

with continued steady growth in the economy. While basic and cyclical industries are starting to see a drop off in revenues and lower earnings guidance is becoming a theme, other indicators from the ISM Manufacturing Reports suggest that the weakness in the manufacturing sector may be coming to an end. We will continue to manage the portfolio in a manner that efficiently emulates the performance of the Index.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.2%
-------------------------------------------------------------------
Apparel & Textile                                           0.2
-------------------------------------------------------------------
Banks                                                      11.8
-------------------------------------------------------------------
Business Services                                           1.0
-------------------------------------------------------------------
Chemicals                                                   1.5
-------------------------------------------------------------------
Communications                                              4.6
-------------------------------------------------------------------
Computers & Office Equipment                                4.0
-------------------------------------------------------------------
Construction                                                0.2
-------------------------------------------------------------------
Consumer Durables                                           0.4
-------------------------------------------------------------------
Consumer Non-Durables                                       4.2
-------------------------------------------------------------------
Consumer Services                                           0.2
-------------------------------------------------------------------
Drugs                                                       6.5
-------------------------------------------------------------------
Education                                                   0.1
-------------------------------------------------------------------
Electrical Equipment                                        0.8
-------------------------------------------------------------------
Electronics                                                 7.8
-------------------------------------------------------------------
Energy & Services                                           8.4
-------------------------------------------------------------------
Financial Services                                          2.2
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.7
-------------------------------------------------------------------
Forest & Paper Products                                     0.8
-------------------------------------------------------------------
Health Services                                             0.7
-------------------------------------------------------------------
Hotels & Gaming                                             0.3
-------------------------------------------------------------------
Insurance                                                   5.9
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.9
-------------------------------------------------------------------
Machinery                                                   1.3
-------------------------------------------------------------------
Media & Entertainment                                       3.6
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.7
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.3
-------------------------------------------------------------------
Real Estate Investment Trust                                0.6
-------------------------------------------------------------------
Repurchase Agreement                                        0.7
-------------------------------------------------------------------
Research & Testing Facilities                               0.2
-------------------------------------------------------------------
Retail                                                      6.8
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.1
-------------------------------------------------------------------
Software & Services                                         5.4
-------------------------------------------------------------------
Transportation                                              4.7
-------------------------------------------------------------------
U.S. Government Agencies                                    0.9
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.1
-------------------------------------------------------------------
Utilities                                                   4.0
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford International Opportunities HLS Fund inception 7/2/1990
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                             MORGAN STANLEY CAPITAL INTERNATIONAL
                                                       INTERNATIONAL OPPORTUNITIES FUND IA      ALL COUNTRY WORLD EX US INDEX
                                                       -----------------------------------   ------------------------------------
6/30/1995                                                           10000.00                               10000.00
7/31/1995                                                           10545.50                               10567.30
8/31/1995                                                           10325.10                               10200.80
9/30/1995                                                           10424.30                               10375.00
10/31/1995                                                          10408.00                               10098.00
11/30/1995                                                          10640.50                               10335.10
12/31/1995                                                          10985.00                               10744.00
1/31/1996                                                           11264.90                               10891.50
2/29/1996                                                           11358.70                               10891.50
3/31/1996                                                           11524.50                               11094.80
4/30/1996                                                           11954.50                               11431.10
5/31/1996                                                           11853.60                               11259.30
6/28/1996                                                           11847.60                               11316.80
7/31/1996                                                           11431.10                               10940.50
8/31/1996                                                           11510.50                               11004.50
9/30/1996                                                           11694.20                               11277.80
10/31/1996                                                          11685.30                               11164.90
11/29/1996                                                          12274.90                               11595.60
12/31/1996                                                          12405.30                               11461.30
1/31/1997                                                           12280.60                               11250.80
2/28/1997                                                           12333.20                               11457.10
3/31/1997                                                           12345.00                               11433.10
4/30/1997                                                           12267.70                               11529.50
5/30/1997                                                           13072.10                               12241.60
6/30/1997                                                           13679.40                               12917.10
7/31/1997                                                           14083.90                               13178.60
8/31/1997                                                           13048.80                               12141.90
9/30/1997                                                           13759.50                               12798.30
10/31/1997                                                          12718.50                               11708.70
11/28/1997                                                          12517.60                               11562.40
12/31/1997                                                          12447.50                               11695.50
1/31/1998                                                           12592.20                               12045.30
2/27/1998                                                           13443.60                               12849.00
3/31/1998                                                           14084.10                               13293.00
4/30/1998                                                           14408.60                               13388.20
5/31/1998                                                           14505.50                               13145.40
6/30/1998                                                           14530.20                               13096.00
7/31/1998                                                           14683.50                               13220.50
8/31/1998                                                           12543.60                               11356.10
9/30/1998                                                           12062.70                               11116.20
10/31/1998                                                          12946.70                               12280.60
11/30/1998                                                          13698.20                               12940.50
12/31/1998                                                          14085.70                               13386.40
1/31/1999                                                           14491.80                               13372.00
2/28/1999                                                           14143.60                               13072.60
3/31/1999                                                           14950.50                               13703.80
4/30/1999                                                           15521.00                               14389.20
5/31/1999                                                           14878.40                               13713.40
6/30/1999                                                           15607.10                               14343.50
7/31/1999                                                           16007.10                               14679.90
8/31/1999                                                           16030.30                               14730.80
9/30/1999                                                           16125.80                               14830.50
10/31/1999                                                          16665.80                               15382.70
11/30/1999                                                          17620.40                               15997.80
12/31/1999                                                          19699.60                               17523.50
1/31/2000                                                           18592.90                               16572.60
2/29/2000                                                           19942.90                               17020.30
3/31/2000                                                           19761.50                               17660.80
4/30/2000                                                           18671.60                               16675.10
5/31/2000                                                           17888.20                               16248.50
6/30/2000                                                           18585.50                               16940.40
7/31/2000                                                           18012.20                               16271.60
8/31/2000                                                           18257.00                               16472.80
9/30/2000                                                           17310.70                               15559.10
10/31/2000                                                          16480.80                               15064.50
11/30/2000                                                          15737.20                               14388.80
12/31/2000                                                          16330.50                               14880.10
1/31/2001                                                           16428.30                               15103.30
2/28/2001                                                           15111.80                               13907.50
3/31/2001                                                           14038.30                               12924.50
4/30/2001                                                           15088.90                               13803.50
5/31/2001                                                           14503.90                               13422.30
6/30/2001                                                           14042.20                               12907.50
7/31/2001                                                           13735.40                               12620.30
8/31/2001                                                           13353.90                               12306.90
9/30/2001                                                           11945.30                               11001.30
10/31/2001                                                          12263.10                               11309.50
11/30/2001                                                          12992.40                               11826.80
12/31/2001                                                          13271.60                               11979.10
1/31/2002                                                           12676.90                               11466.10
2/28/2002                                                           12715.40                               11548.70
3/31/2002                                                           13423.70                               12224.00
4/30/2002                                                           13362.20                               12255.10
5/31/2002                                                           13524.30                               12388.60
6/30/2002                                                           12931.70                               11853.40
7/31/2002                                                           11617.50                               10697.70
8/31/2002                                                           11483.40                               10698.80
9/30/2002                                                           10124.00                                9564.72
10/31/2002                                                          10875.80                               10077.40
11/30/2002                                                          11386.40                               10562.10
12/31/2002                                                          10891.80                               10221.00
1/31/2003                                                           10413.30                                9862.20
2/28/2003                                                           10112.30                                9661.99
3/31/2003                                                            9906.31                                9474.55
4/30/2003                                                           10816.30                               10387.90
5/31/2003                                                           11439.00                               11049.70
6/30/2003                                                           11625.20                               11355.50
7/31/2003                                                           11963.50                               11657.60
8/31/2003                                                           12403.90                               12004.90
9/30/2003                                                           12508.30                               12341.10
10/31/2003                                                          13255.70                               13141.10
11/30/2003                                                          13529.60                               13427.60
12/31/2003                                                          14496.50                               14452.70
1/31/2004                                                           14678.70                               14684.80
2/29/2004                                                           15023.80                               15058.20
3/31/2004                                                           15127.70                               15150.90
4/30/2004                                                           14718.00                               14680.00
5/31/2004                                                           14822.40                               14713.20
6/30/2004                                                           15194.20                               15045.70
7/31/2004                                                           14503.90                               14607.20
8/31/2004                                                           14528.20                               14724.20
9/30/2004                                                           14965.70                               15197.60
10/31/2004                                                          15524.70                               15726.10
11/30/2004                                                          16479.40                               16817.70
12/31/2004                                                          17117.60                               17539.80
1/31/2005                                                           16818.80                               17237.70
2/28/2005                                                           17311.00                               18087.90
3/31/2005                                                           16908.10                               17597.30
4/30/2005                                                           16608.40                               17163.30
5/31/2005                                                           16694.60                               17270.80
6/30/2005                                                           17026.60                               17595.90

    --- INTERNATIONAL OPPORTUNITIES FUND    --- MORGAN STANLEY CAPITAL
        IA                                      INTERNATIONAL ALL COUNTRY WORLD EX
        $10,000 starting value                  US INDEX
        $17,027 ending value                    $10,000 starting value
                                                $17,596 ending value

MSCI AC WORLD FREE EX U.S. INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                           YTD*    1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
International
  Opportunities IA        -0.53%   12.06%   -1.74%    5.47%
----------------------------------------------------------------
International
  Opportunities IB(3)     -0.66%   11.78%   -1.96%    5.23%
----------------------------------------------------------------
Morgan Stanley Capital
  International All
  Country World ex US
  Index                    0.32%   16.95%    0.76%    5.81%
----------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

TROND SKRAMSTAD
Senior Vice President, Partner, Director of Global Equity Strategies

NICOLAS M. CHOUMENKOVITCH
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford International Opportunities HLS Fund, Class IA returned -0.53% for the six-month period ended June 30, 2005. The Fund trailed the 0.32% return of the Morgan Stanley Capital International All Country World ex US Index, but outperformed the Lipper International Core Funds Variable Annuity-Underlying Funds Average of -0.80%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund uses a three-pronged strategy that considers fundamental company analysis as well as the relative attractiveness of countries and sectors. Our underperformance during the period was driven by one stock, Elan (Drugs), which accounted for the entire performance shortfall. The stock declined dramatically during the first quarter because Elan's major drug, Tysabri, an FDA-approved drug for multiple sclerosis, was withdrawn from the market due to a patient death in a follow-on clinical trial. We no longer hold the stock. Elan's decline offset good stock selection in Telecommunications, Consumer Staples, and Energy. In Telecom, Orascom Telecom (Communications), a leading operator of mobile phone networks in the Middle East and Africa, was the Fund's top contributor to returns. Shares of energy exploration and production companies Talisman (Energy & Services) and Petro-Canada (Energy & Services) gained in conjunction with higher oil prices.

Our country and sector allocations added modestly to returns. The Fund was helped by an underweight position in the poor performing Financials sector and an overweight in the Energy sector, which was by far the best performing sector during the period. Country allocations were slightly additive, in spite of the drag of a strengthening U.S. dollar. The negative effect of U.S. dollar strengthening was moderated by the Fund's holdings in currencies closely linked to the U.S. dollar, such as the Canadian dollar, the South African Rand and the Hong Kong dollar.

WHAT IS THE OUTLOOK?

Looking ahead toward the middle of 2005, we continue to see an environment characterized by near-term softness in economic growth and rising interest rates, particularly in the U.S. While a modest reacceleration could be forthcoming in the second half, the outlook for 2006 growth looks to be below trend. From a sector perspective, we are currently overweight in Consumer Staples, Consumer Discretionary and Health Care and underweight in Materials, Utilities and Financials. While we will be on the lookout to add back tactically to select cyclical names on any significant weakness, we expect to maintain the Fund's current, relatively defensive positioning going forward.

From a regional perspective we remain modestly overweight in Continental Europe. Interest rates remain low by historical standards and valuations are still attractive. We remain under-

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

weight in the U.K. as high interest rates and a gradually deflating housing bubble continue to dampen economic activity. We added slightly to our Japanese holdings early in the year and are now neutral versus the benchmark. We trimmed our holdings in Asia ex Japan and are now slightly underweight in both Developed Asia ex-Japan and Emerging Asian markets.

The opinions about future economics and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         1.3%
-------------------------------------------------------------------
Apparel & Textile                                           2.5
-------------------------------------------------------------------
Banks                                                       9.5
-------------------------------------------------------------------
Business Services                                           1.2
-------------------------------------------------------------------
Chemicals                                                   1.2
-------------------------------------------------------------------
Communications                                              7.8
-------------------------------------------------------------------
Computers & Office Equipment                                1.5
-------------------------------------------------------------------
Construction                                                1.0
-------------------------------------------------------------------
Consumer Durables                                           0.6
-------------------------------------------------------------------
Consumer Non-Durables                                       3.9
-------------------------------------------------------------------
Drugs                                                       3.7
-------------------------------------------------------------------
Electronics                                                 5.0
-------------------------------------------------------------------
Energy & Services                                          10.0
-------------------------------------------------------------------
Financial Services                                          5.1
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    9.3
-------------------------------------------------------------------
Hotels & Gaming                                             0.8
-------------------------------------------------------------------
Insurance                                                   3.0
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.7
-------------------------------------------------------------------
Machinery                                                   1.5
-------------------------------------------------------------------
Media & Entertainment                                       4.3
-------------------------------------------------------------------
Medical Instruments & Supplies                              5.3
-------------------------------------------------------------------
Metals, Minerals & Mining                                   4.4
-------------------------------------------------------------------
Real Estate                                                 0.9
-------------------------------------------------------------------
Repurchase Agreement                                        3.9
-------------------------------------------------------------------

-------------------------------------------------------------------
                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
Retail                                                      5.3%
-------------------------------------------------------------------
Software & Services                                         0.7
-------------------------------------------------------------------
Transportation                                              3.2
-------------------------------------------------------------------
Utilities                                                   0.8
-------------------------------------------------------------------
Other Assets and Liabilities                               (7.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
Japan                                                      17.0%
-------------------------------------------------------------------
United Kingdom                                             16.8
-------------------------------------------------------------------
United States of America                                   14.8
-------------------------------------------------------------------
France                                                     10.8
-------------------------------------------------------------------
Switzerland                                                 8.5
-------------------------------------------------------------------
Netherlands                                                 6.7
-------------------------------------------------------------------
Canada                                                      6.0
-------------------------------------------------------------------
Germany                                                     3.9
-------------------------------------------------------------------
Italy                                                       3.1
-------------------------------------------------------------------
Sweden                                                      2.4
-------------------------------------------------------------------
Hong Kong                                                   2.4
-------------------------------------------------------------------
Taiwan                                                      2.2
-------------------------------------------------------------------
Spain                                                       2.0
-------------------------------------------------------------------
Australia                                                   1.8
-------------------------------------------------------------------
Brazil                                                      1.6
-------------------------------------------------------------------
Mexico                                                      1.1
-------------------------------------------------------------------
Denmark                                                     1.0
-------------------------------------------------------------------
Austria                                                     1.0
-------------------------------------------------------------------
Indonesia                                                   0.8
-------------------------------------------------------------------
India                                                       0.7
-------------------------------------------------------------------
Finland                                                     0.7
-------------------------------------------------------------------
Philippines                                                 0.6
-------------------------------------------------------------------
Malaysia                                                    0.5
-------------------------------------------------------------------
Ireland                                                     0.5
-------------------------------------------------------------------
Hungary                                                     0.5
-------------------------------------------------------------------
Other Assets and Liabilities                               (7.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford International Stock HLS Fund  inception 1/3/1995

(subadvised by Lazard Asset Management, LLC)
PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment

(LINE GRAPH)

                                                                                            MORGAN STANLEY CAPITAL INTERNATIONAL
                                                             INTERNATIONAL STOCK IA        EUROPE, AUSTRALASIA AND FAR EAST INDEX
                                                             ----------------------        --------------------------------------
6/30/1995                                                            10000                                   10000
7/31/1995                                                            10665                                   10625
8/31/1995                                                            10457                                   10223
9/30/1995                                                            10696                                   10425
10/31/1995                                                           10475                                   10147
11/30/1995                                                           10607                                   10432
12/31/1995                                                           10903                                   10855
1/31/1996                                                            10972                                   10902
2/29/1996                                                            11114                                   10942
3/31/1996                                                            11351                                   11177
4/30/1996                                                            11608                                   11505
5/31/1996                                                            11573                                   11296
6/30/1996                                                            11781                                   11362
7/31/1996                                                            11416                                   11033
8/31/1996                                                            11444                                   11060
9/30/1996                                                            11694                                   11357
10/31/1996                                                           11738                                   11243
11/30/1996                                                           12314                                   11693
12/31/1996                                                           12426                                   11546
1/31/1997                                                            12130                                   11144
2/28/1997                                                            12438                                   11329
3/31/1997                                                            12726                                   11373
4/30/1997                                                            12657                                   11436
5/31/1997                                                            13175                                   12183
6/30/1997                                                            13994                                   12858
7/31/1997                                                            14297                                   13069
8/31/1997                                                            13428                                   12095
9/30/1997                                                            14544                                   12776
10/31/1997                                                           13646                                   11796
11/30/1997                                                           13734                                   11679
12/31/1997                                                           13916                                   11783
1/31/1998                                                            14252                                   12325
2/28/1998                                                            15047                                   13119
3/31/1998                                                            15937                                   13526
4/30/1998                                                            16252                                   13636
5/31/1998                                                            16645                                   13573
6/30/1998                                                            16497                                   13678
7/31/1998                                                            16765                                   13820
8/31/1998                                                            14465                                   12111
9/30/1998                                                            13706                                   11743
10/31/1998                                                           14748                                   12970
11/30/1998                                                           15663                                   13638
12/31/1998                                                           16208                                   14179
1/31/1999                                                            16049                                   14141
2/28/1999                                                            15691                                   13807
3/31/1999                                                            16261                                   14387
4/30/1999                                                            17030                                   14973
5/31/1999                                                            16468                                   14205
6/30/1999                                                            17107                                   14762
7/31/1999                                                            17707                                   15204
8/31/1999                                                            18066                                   15263
9/30/1999                                                            18079                                   15420
10/31/1999                                                           18399                                   16001
11/30/1999                                                           18775                                   16560
12/31/1999                                                           20097                                   18050
1/31/2000                                                            18664                                   16906
2/29/2000                                                            18683                                   17365
3/31/2000                                                            19551                                   18041
4/30/2000                                                            18801                                   17095
5/31/2000                                                            18553                                   16681
6/30/2000                                                            19333                                   17337
7/31/2000                                                            18854                                   16614
8/31/2000                                                            18915                                   16761
9/30/2000                                                            18098                                   15948
10/31/2000                                                           17864                                   15575
11/30/2000                                                           17460                                   14994
12/31/2000                                                           18130                                   15531
1/31/2001                                                            18026                                   15523
2/28/2001                                                            17054                                   14361
3/31/2001                                                            15762                                   13410
4/30/2001                                                            16588                                   14350
5/31/2001                                                            16210                                   13855
6/30/2001                                                            15666                                   13294
7/31/2001                                                            15077                                   13053
8/31/2001                                                            14870                                   12725
9/30/2001                                                            13154                                   11439
10/31/2001                                                           13330                                   11732
11/30/2001                                                           13690                                   12165
12/31/2001                                                           13749                                   12237
1/31/2002                                                            13117                                   11588
2/28/2002                                                            13351                                   11670
3/31/2002                                                            14258                                   12364
4/30/2002                                                            14292                                   12396
5/31/2002                                                            14521                                   12564
6/30/2002                                                            14021                                   12069
7/31/2002                                                            12632                                   10879
8/31/2002                                                            12784                                   10857
9/30/2002                                                            11599                                    9694
10/31/2002                                                           12342                                   10216
11/30/2002                                                           12698                                   10680
12/31/2002                                                           12409                                   10323
1/31/2003                                                            11761                                    9892
2/28/2003                                                            11690                                    9666
3/31/2003                                                            11627                                    9483
4/30/2003                                                            12618                                   10424
5/31/2003                                                            13301                                   11065
6/30/2003                                                            13441                                   11339
7/31/2003                                                            13520                                   11615
8/31/2003                                                            13754                                   11898
9/30/2003                                                            14049                                   12267
10/31/2003                                                           14774                                   13032
11/30/2003                                                           15176                                   13324
12/31/2003                                                           16134                                   14365
1/31/2004                                                            16391                                   14569
2/29/2004                                                            16676                                   14908
3/31/2004                                                            16527                                   14998
4/30/2004                                                            16032                                   14671
5/31/2004                                                            16072                                   14716
6/30/2004                                                            16351                                   15064
7/31/2004                                                            15768                                   14577
8/31/2004                                                            15969                                   14645
9/30/2004                                                            16474                                   15030
10/31/2004                                                           16961                                   15543
11/30/2004                                                           17922                                   16609
12/31/2004                                                           18604                                   17338
1/31/2005                                                            18199                                   17022
2/28/2005                                                            18899                                   17761
3/31/2005                                                            18414                                   17322
4/30/2005                                                            17952                                   16934
5/31/2005                                                            17920                                   16960
6/30/2005                                                            18087                                   17192

    --- INTERNATIONAL STOCK IA    --- MORGAN STANLEY CAPITAL
        $10,000 starting value        INTERNATIONAL EUROPE,
        $18,087 ending value          AUSTRALASIA AND FAR EAST
                                      INDEX
                                      $10,000 starting value
                                      $17,192 ending value

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST -- THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(1) (as of 6/30/05)

                         YTD*    1 YEAR   5 YEAR   10 YEAR
---------------------------------------------------------------
International Stock IA  -2.78%   10.62%   -1.32%    6.10%
---------------------------------------------------------------
Morgan Stanley Capital
  International
  Europe, Australasia
  and Far East Index    -0.85%   14.13%   -0.17%    5.57%
---------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

   PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

JOHN R. REINSBERG
Deputy Chairman, International and Global Products

MICHAEL A. BENNETT
Managing Director, Portfolio Manager

GABRIELLE M. BOYLE
Senior Managing Director, Portfolio Manager

MICHAEL POWERS
Managing Director, Portfolio Manager

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford International Stock HLS Fund, Class IA returned

-2.78% for the six-month period ended June 30, 2005. The Fund underperformed both the Lipper International Core Variable Annuity - Underlying Funds Average, which returned -0.80% and the Morgan Stanley Capital International Europe, Australasia and Far East Index, which returned -0.85% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

After a strong year-end rally in international equities, 2005 began with the markets weakening in January, followed by a rebound in February. International stocks fell again in both March and April, due to rising oil prices and signs of slowing economic growth. However, the markets bounced back positively in May and June, to end up, modestly, for the first six months of the year. However, returns in U.S. dollars were depressed for unhedged investors, due to a strong rally in the dollar. Small-cap stocks continued to outperform large-cap stocks over the six-month period. From a sector perspective, energy and utility stocks were among the best performers, while materials and industrials lagged. European markets were the best performers regionally, amid optimism that companies dependent on U.S. sales would benefit from the dollar's advance.

The Fund benefited from stock selection in the consumer discretionary sector as automakers, such as Volkswagen and Porsche, performed well. Porsche is benefiting from positive sales in the U.S., while Volkswagen was boosted by expectation of an aggressive restructuring plan to improve profitability. Technology was also a positive contributor, as Nokia shares rebounded. The company is regaining shares in the European handset market and is reducing research and development spending to improve profitability. Stock selection in financials detracted from returns as shares in U.K. banks, such as Royal Bank of Scotland PLC (Banks) and Barclays Bank PLC (Banks), weakened after the Bank of England raised short term interest rates, and signs of deteriorating credit quality emerged. However, these companies have generated positive return-on-equity in a variety of macroeconomic environments and we believe that valuations are attractive versus historical norms.

WHAT IS YOUR OUTLOOK AND STRATEGY?

The dramatic outperformance of smaller stocks over the past five years has been a headwind for the Fund due to their focus on

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

high-quality, large-cap companies with good competitive positions, and positive returns on capital. However, we believe that signs of a reversal in the capitalization cycle have emerged, as the tighter monetary policy of the U.S. Federal Reserve dampens investor risk tolerance. Larger stocks have begun to outperform in the U.S., and we believe that this trend may spread internationally due to the lower valuations and the higher return on equity of larger stocks. In our opinion, the portfolio is well positioned for such a rotation in the markets.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

See Consideration and Approval of Investment Management and Sub-Advisory Agreement in Boards of Directors and Officer Information.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.5%
-------------------------------------------------------------------
Banks                                                      17.5
-------------------------------------------------------------------
Chemicals                                                   0.5
-------------------------------------------------------------------
Communications                                             10.6
-------------------------------------------------------------------
Drugs                                                       6.1
-------------------------------------------------------------------
Electrical Equipment                                        1.3
-------------------------------------------------------------------
Electronics                                                 8.0
-------------------------------------------------------------------
Energy & Services                                          13.0
-------------------------------------------------------------------
Financial Services                                          3.5
-------------------------------------------------------------------
Food, Beverage & Tobacco                                   12.3
-------------------------------------------------------------------
Insurance                                                   2.4
-------------------------------------------------------------------
Investment Companies                                        1.7
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               14.3
-------------------------------------------------------------------
Media & Entertainment                                       3.3
-------------------------------------------------------------------
Medical Instruments & Supplies                              4.9
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.4
-------------------------------------------------------------------
Retail                                                      4.2
-------------------------------------------------------------------
Transportation                                              6.6
-------------------------------------------------------------------
Utilities                                                   1.7
-------------------------------------------------------------------
Other Assets and Liabilities                              (14.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United Kingdom                                             22.9%
-------------------------------------------------------------------
Japan                                                      21.6
-------------------------------------------------------------------
United States of America                                   16.0
-------------------------------------------------------------------
France                                                     15.2
-------------------------------------------------------------------
Germany                                                    11.6
-------------------------------------------------------------------
Switzerland                                                10.3
-------------------------------------------------------------------
Netherlands                                                 4.5
-------------------------------------------------------------------
Italy                                                       3.8
-------------------------------------------------------------------
Finland                                                     3.6
-------------------------------------------------------------------
Ireland                                                     2.1
-------------------------------------------------------------------
Singapore                                                   1.2
-------------------------------------------------------------------
Norway                                                      1.2
-------------------------------------------------------------------
Belgium                                                     0.8
-------------------------------------------------------------------
Other Assets and Liabilities                              (14.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford LargeCap Growth HLS Fund  inception 5/1/1998

(subadvised by Holland Capital Management, L.P.)
PERFORMANCE OVERVIEW 5/1/98 - 6/30/05
Growth of a $10,000 investment

(LINE GRAPH)

                                                                     LARGECAP GROWTH IA                   S&P 500 INDEX
                                                                     ------------------                   -------------
5/1/98                                                                     10000                              10000
5/31/98                                                                     9798                               9828
6/30/98                                                                    10439                              10227
7/31/98                                                                    10592                              10118
8/31/98                                                                     8773                               8655
9/30/98                                                                     9185                               9210
10/31/98                                                                   10084                               9959
11/30/98                                                                   10647                              10562
12/31/98                                                                   11861                              11171
1/31/99                                                                    12972                              11638
2/28/99                                                                    12448                              11276
3/31/99                                                                    13036                              11727
4/30/99                                                                    12900                              12181
5/31/99                                                                    12470                              11894
6/30/99                                                                    13572                              12554
7/31/99                                                                    13207                              12162
8/31/99                                                                    13046                              12102
9/30/99                                                                    12853                              11770
10/31/99                                                                   13798                              12514
11/30/99                                                                   14100                              12769
12/31/99                                                                   15090                              13521
1/31/00                                                                    14349                              12842
2/29/00                                                                    14210                              12599
3/31/00                                                                    15981                              13830
4/30/00                                                                    15473                              13414
5/31/00                                                                    14903                              13139
6/30/00                                                                    15355                              13463
7/31/00                                                                    15248                              13253
8/31/00                                                                    16022                              14075
9/30/00                                                                    14392                              13333
10/31/00                                                                   14033                              13276
11/30/00                                                                   12480                              12230
12/31/00                                                                   12382                              12290
1/31/01                                                                    13413                              12726
2/28/01                                                                    11352                              11566
3/31/01                                                                    10459                              10834
4/30/01                                                                    11687                              11675
5/31/01                                                                    11645                              11753
6/30/01                                                                    11048                              11467
7/31/01                                                                    10800                              11354
8/31/01                                                                     9877                              10644
9/30/01                                                                     9048                               9785
10/31/01                                                                    9466                               9972
11/30/01                                                                   10417                              10737
12/31/01                                                                   10538                              10831
1/31/02                                                                     9995                              10673
2/28/02                                                                     9523                              10467
3/31/02                                                                     9946                              10861
4/30/02                                                                     9139                              10203
5/31/02                                                                     8956                              10128
6/30/02                                                                     8298                               9407
7/31/02                                                                     7703                               8674
8/31/02                                                                     7860                               8730
9/30/02                                                                     7089                               7782
10/31/02                                                                    7685                               8466
11/30/02                                                                    7884                               8964
12/31/02                                                                    7267                               8438
1/31/03                                                                     7020                               8218
2/28/03                                                                     6905                               8095
3/31/03                                                                     7148                               8173
4/30/03                                                                     7810                               8846
5/31/03                                                                     8049                               9311
6/30/03                                                                     8020                               9430
7/31/03                                                                     8308                               9597
8/31/03                                                                     8442                               9783
9/30/03                                                                     8273                               9680
10/31/03                                                                    8742                              10227
11/30/03                                                                    8710                              10317
12/31/03                                                                    8969                              10857
1/31/04                                                                     9210                              11056
2/29/04                                                                     9432                              11210
3/31/04                                                                     9377                              11041
4/30/04                                                                     9161                              10868
5/31/04                                                                     9308                              11017
6/30/04                                                                     9415                              11231
7/31/04                                                                     9124                              10859
8/31/04                                                                     9080                              10903
9/30/04                                                                     9241                              11021
10/31/04                                                                    9348                              11189
11/30/04                                                                    9702                              11642
12/31/04                                                                   10004                              12038
1/31/05                                                                     9723                              11744
2/28/05                                                                     9865                              11991
3/31/05                                                                     9594                              11779
4/30/05                                                                     9370                              11556
5/31/05                                                                     9660                              11923
6/30/05                                                                     9641                              11940

    --- LARGECAP GROWTH IA         --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $9,641 ending value            $11,940 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(1) (as of 6/30/05)

                                                 SINCE
                     YTD*    1 YEAR   5 YEAR   INCEPTION
-------------------------------------------------------------
LargeCap Growth IA  -3.63%   2.40%    -8.89%    -0.51%
-------------------------------------------------------------
S&P 500 Index       -0.81%   6.32%    -2.37%     2.50%**
-------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.
 ** Return is from 4/30/98.

   PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

LOUIS A. HOLLAND
Managing Partner & Chief Investment Officer

MONICA L. WALKER
Partner & Equity Portfolio Manager

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford LargeCap Growth HLS Fund, Class IA returned -3.63% for the six-month period ended June 30, 2005. The Fund underperformed both the Lipper Large Cap Growth Variable Annuity - Underlying Funds Average, which returned -1.42%, and the S&P 500 Index, which returned -0.81% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

During 2005, energy, utilities, and health care have been the top performing market sectors and materials, consumer discretionary, and information technology have been the worst. The fund's underperformance during the first half of the year is due to disappointing stock selection within financials, health care, and information technology. Doral Financial, Corp. (Banks), a diversified financial services company and one of the fund's biggest winners in 2004, was the main detractor in the financials sector and has suffered due to regulatory and accounting issues. Fannie Mae (Federal National Mortgage Association) (U.S. Government Agencies) and American International Group, Inc. (Insurance) have also been negatively impacted by similar issues. We remain holders of these stocks based upon their attractive valuations relative to their expected growth prospects. Among health care holdings, Biogen Idec, Inc. (Drugs) had the most significant adverse impact as the stock was hit by the voluntary withdrawal of a major drug from the market. Medical device developer Boston Scientific Corp. (Medical Instruments & Supplies) also exhibited weakness. We still maintain positions in these stocks and believe that the health care sector offers attractive opportunities for investors over the next several years. Several holdings in the information technology software area faced pressure amidst this year's tech malaise, particularly holdings that had no near-term catalyst to satisfy investors' recent appetite for short-term upside. In addition, Lexmark International Corp. (Computers & Office Equipment), a producer of laser inkjet printers and supplies, lost ground due to competitive pricing pressure concerns, which we believe are overblown. Internet security firm Symantec Corp. (Software & Services) was also down, primarily on concerns about their merger and competition in their space.

Sector allocation had a positive impact on fund performance. The fund is overweighted in the robust energy area, which we believe should remain firm over the next several years, and is underweighted in the weaker performing industrials and materials sectors. These positive sector allocation decisions partially offset the negative stock selection impact.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We expect stocks to return to their historical norm of +6-8% real compounded annual rates of return, much less than the approximately +15% real rate that investors received during the 90's. We believe that the U.S. stock market will be negatively affected by modest gross domestic product growth of 3-4% and single digit earnings per share growth rates for S&P 500 Index stocks.

Our subdued outlook for economic growth stems from our view that consumption, which represents 70% of economic activity, is likely to be negatively affected by the historically high levels of total credit market debt that presently persist and the

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

demographics of an aging population where consumers shift from spending to saving. Our view of corporate profit growth is based upon the expected slowdown in earnings growth for S&P 500 companies from the +20% level experienced during 2004 to a single digit rate in 2006. This has negative implications as investors continue to seek opportunities with greater return or growth potential. Economic and corporate profit growth could also both be adversely affected by higher interest rates. The U.S. Federal Reserve (the "Fed") has indicated that short-term interest rates are too low to keep inflation under control and that inflationary pressures have recently "stayed elevated". History shows that significant inflationary pressures have resulted in negative real rates of returns for both stocks and bonds, for instance during the period from 1965 through 1980 when inflation increased from 1% to over 14%. Although the Fed's longer term view is that inflation remains well contained, we believe that the Fed will continue to raise rates at a measured pace and will pause when there is a sustained period of weaker economic growth.

Given our view and the numerous uncertainties in the marketplace, we expect stock returns to remain choppy near-term with investors gravitating to high quality companies with strong financial positions, good earnings growth potential and low debt levels. Also, companies that pay dividends are becoming more desirable.

Our investment process is grounded in fundamental research and analysis. In this environment of lower expectations, we continue to believe that our investment style of purchasing high quality, reasonably priced, large-cap growth companies with leadership positions in their respective industries will produce superior results for long-term investors.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                       8.4%
-------------------------------------------------------------------
Business Services                                           1.1
-------------------------------------------------------------------
Communications                                              1.7
-------------------------------------------------------------------
Computers & Office Equipment                                5.2
-------------------------------------------------------------------
Consumer Non-Durables                                       0.7
-------------------------------------------------------------------
Consumer Services                                           1.3
-------------------------------------------------------------------
Drugs                                                      11.4
-------------------------------------------------------------------
Electrical Equipment                                        0.8
-------------------------------------------------------------------
Electronics                                                 9.1
-------------------------------------------------------------------
Energy & Services                                          11.0
-------------------------------------------------------------------
Financial Services                                          1.3
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    2.4
-------------------------------------------------------------------
Insurance                                                   5.0
-------------------------------------------------------------------
Investment Companies                                        0.2
-------------------------------------------------------------------
Media & Entertainment                                       3.4
-------------------------------------------------------------------
Medical Instruments & Supplies                              5.6
-------------------------------------------------------------------
Retail                                                      7.8
-------------------------------------------------------------------
Software & Services                                        18.0
-------------------------------------------------------------------
Transportation                                              0.9
-------------------------------------------------------------------
U.S. Government Agencies                                    2.1
-------------------------------------------------------------------
Utilities                                                   2.5
-------------------------------------------------------------------
Other Assets and Liabilities                                0.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford MidCap Stock HLS Fund  inception 5/1/1998

(subadvised by Northern Capital Management, LLC)
PERFORMANCE OVERVIEW 5/1/98 - 6/30/05
Growth of a $10,000 investment

(LINE GRAPH)

                                                                      MIDCAP STOCK IA                  S&P MIDCAP 400 INDEX
                                                                      ---------------                  --------------------
5/1/98                                                                     10000                              10000
5/31/98                                                                     9541                               9550
6/30/98                                                                     9490                               9611
7/31/98                                                                     9144                               9238
8/31/98                                                                     7428                               7519
9/30/98                                                                     7916                               8220
10/31/98                                                                    8298                               8955
11/30/98                                                                    8779                               9402
12/31/98                                                                    9711                              10537
1/31/99                                                                     9426                              10128
2/28/99                                                                     8904                               9597
3/31/99                                                                     9091                               9866
4/30/99                                                                     9510                              10643
5/31/99                                                                     9531                              10690
6/30/99                                                                    10111                              11261
7/31/99                                                                     9902                              11022
8/31/99                                                                     9703                              10645
9/30/99                                                                     9390                              10316
10/31/99                                                                    9796                              10842
11/30/99                                                                   10140                              11411
12/31/99                                                                   10776                              12089
1/31/00                                                                    10322                              11748
2/29/00                                                                    11146                              12571
3/31/00                                                                    11915                              13623
4/30/00                                                                    11515                              13147
5/31/00                                                                    11299                              12983
6/30/00                                                                    11542                              13174
7/31/00                                                                    11563                              13382
8/31/00                                                                    12725                              14877
9/30/00                                                                    12375                              14776
10/31/00                                                                   11994                              14275
11/30/00                                                                   10767                              13197
12/31/00                                                                   11715                              14207
1/31/01                                                                    11824                              14523
2/28/01                                                                    10988                              13694
3/31/01                                                                    10303                              12677
4/30/01                                                                    11525                              14075
5/31/01                                                                    11688                              14403
6/30/01                                                                    11473                              14345
7/31/01                                                                    11276                              14132
8/31/01                                                                    10926                              13669
9/30/01                                                                     9621                              11969
10/31/01                                                                   10076                              12498
11/30/01                                                                   10726                              13428
12/31/01                                                                   11227                              14121
1/31/02                                                                    11192                              14046
2/28/02                                                                    11266                              14064
3/31/02                                                                    11966                              15068
4/30/02                                                                    12033                              15002
5/31/02                                                                    11861                              14751
6/30/02                                                                    11097                              13672
7/31/02                                                                    10030                              12346
8/31/02                                                                    10104                              12408
9/30/02                                                                     9380                              11408
10/31/02                                                                    9677                              11902
11/30/02                                                                   10009                              12591
12/31/02                                                                    9761                              12074
1/31/03                                                                     9543                              11721
2/28/03                                                                     9304                              11442
3/31/03                                                                     9432                              11539
4/30/03                                                                    10079                              12377
5/31/03                                                                    10829                              13402
6/30/03                                                                    10861                              13573
7/31/03                                                                    11213                              14055
8/31/03                                                                    11592                              14692
9/30/03                                                                    11426                              14467
10/31/03                                                                   12284                              15561
11/30/03                                                                   12721                              16103
12/31/03                                                                   12791                              16375
1/31/04                                                                    13002                              16730
2/29/04                                                                    13199                              17132
3/31/04                                                                    13210                              17205
4/30/04                                                                    12682                              16640
5/31/04                                                                    12936                              16985
6/30/04                                                                    13225                              17372
7/31/04                                                                    12668                              16561
8/31/04                                                                    12555                              16518
9/30/04                                                                    13102                              17007
10/31/04                                                                   13303                              17279
11/30/04                                                                   13838                              18308
12/31/04                                                                   14433                              19074
1/31/05                                                                    13941                              18588
2/28/05                                                                    14080                              19211
3/31/05                                                                    13943                              18998
4/30/05                                                                    13254                              18260
5/31/05                                                                    13955                              19360
6/30/05                                                                    14079                              19809

    --- MIDCAP STOCK IA            --- S&P MIDCAP 400 INDEX
        $10,000 starting value         $10,000 starting value
        $14,079 ending value           $19,809 ending value

S&P MIDCAP 400 INDEX is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the madcap U.S. equity market. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(1) (as of 6/30/05)

                                                   SINCE
                       YTD*    1 YEAR   5 YEAR   INCEPTION
---------------------------------------------------------------
MidCap Stock IA       -2.45%    6.46%   4.05%      4.89%
---------------------------------------------------------------
S&P MidCap 400 Index   3.85%   14.03%   8.50%     10.00%**
---------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.
 ** Return is from 4/30/98.

   PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

DANIEL T. MURPHY, CFA
President and Chief Investment Officer

BRIAN A. HELLMER, CFA
Senior Vice President and Director of Research

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford MidCap Stock HLS Fund, Class IA returned -2.45% for the six-month period ended June 30, 2005. The Fund underperformed both the Lipper Mid Cap Core Variable Annuity - Underlying Funds Average, which returned 3.18% and the S&P MidCap 400 Index, which returned 3.85% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The portfolio underperformed during quarter and first half of 2005 primarily due to our positioning in the technology and healthcare sectors. We have been anticipating a change in leadership favoring growth stocks and more specifically, those that are suppliers to business customers. We have been expecting a pick-up in capital spending and a slowdown in consumer spending. That expectation is reflected in our portfolio and that accounts for a majority of our underperformance.

Roughly one-third of the underperformance resulted from our industry exposure as we have been underweighted to energy and consumer durables and overweighted in technology. Poor stock selection accounted for the remaining shortfall with the majority of the problems in the technology and healthcare sectors. In technology our holdings are in companies that are focused on business-business spending which has not been as robust as those companies more focused on consumer spending Avaya, Inc. (Communications), Tibco, Inc. (Construction), ATI Technologies, Inc. (Electronics), Teradyne, Inc. (Electrical Equipment), and Q-Logic Corp. (Electronics). In the healthcare sector we were underexposed to the health services companies (hospitals and HMO's) and overweighted to pharmaceutical and generic companies which have lagged year-to-date. The underperformance reflects our more growth-oriented position during a period when growth has been weak in the face of significantly higher oil prices and strong performance among the cyclicals.

The portfolio has been adversely impacted by the strength in the cyclicals and energy companies that have thrived in this environment of higher oil prices. We continue to see this as short-term event and expect a rotation in leadership back to the more traditional growth sectors. As the timing of the rotation is uncertain with oil prices still about $55 per barrel we have trimmed some of these positions to control for risk and improve our relative performance as we wait for growth stock returns to improve.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We expect somewhat slower GDP growth in the second half of the year in reaction to higher oil prices and higher interest rates. That said, we do not see GDP growth falling below 2% and expect the current expansion to continue for the foreseeable future.

We expect this environment will encourage a rotation back toward the more traditional growth sectors. During the first half of 2005, the best performing sectors were those that benefited from the higher oil and other related commodity prices. A more modest

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

outlook for those areas will likely shift investor attention to companies offering better earnings growth potential -- particularly companies benefiting from improving capital spending, a stronger dollar, and modestly lower oil prices. This idea is further supported by our internal projections of expected return and earnings growth, as our models indicate the traditional growth sectors are quite attractive at current prices.

Despite our somewhat disappointing recent performance, we believe the shortfalls pale in comparison to the prospective opportunity we see from maintaining our investment discipline. We remain overweight to the traditional growth sectors (healthcare, technology and media) and committed to owning the best quality growth stocks as this remains the most compelling segment of the mid-cap investment universe.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Apparel & Textile                                           3.2%
-------------------------------------------------------------------
Banks                                                       3.8
-------------------------------------------------------------------
Business Services                                           3.1
-------------------------------------------------------------------
Communications                                              6.2
-------------------------------------------------------------------
Computers & Office Equipment                                6.3
-------------------------------------------------------------------
Consumer Durables                                           1.4
-------------------------------------------------------------------
Consumer Non-Durables                                       4.6
-------------------------------------------------------------------
Consumer Services                                           3.6
-------------------------------------------------------------------
Drugs                                                       6.4
-------------------------------------------------------------------
Electrical Equipment                                        3.1
-------------------------------------------------------------------
Electronics                                                10.8
-------------------------------------------------------------------
Energy & Services                                           3.7
-------------------------------------------------------------------
Health Services                                             3.4
-------------------------------------------------------------------
Investment Companies                                        2.0
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                5.9
-------------------------------------------------------------------
Machinery                                                   4.1
-------------------------------------------------------------------
Media & Entertainment                                       3.3
-------------------------------------------------------------------
Medical Instruments & Supplies                              4.7
-------------------------------------------------------------------
Metals, Minerals & Mining                                   4.8
-------------------------------------------------------------------
Real Estate                                                 1.1
-------------------------------------------------------------------
Research & Testing Facilities                               1.1
-------------------------------------------------------------------
Retail                                                      6.1
-------------------------------------------------------------------
Software & Services                                         9.0
-------------------------------------------------------------------
Transportation                                              4.9
-------------------------------------------------------------------
Utilities                                                   1.1
-------------------------------------------------------------------
Other Assets and Liabilities                               (7.7)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford SmallCap Growth HLS Fund inception 5/2/1994
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                  SMALLCAP GROWTH FUND IA           RUSSELL 2000 GROWTH INDEX
                                                                  -----------------------           -------------------------
6/30/1995                                                                 10000.00                           10000.00
7/31/1995                                                                 10910.30                           10779.40
8/31/1995                                                                 10963.30                           10912.40
9/30/1995                                                                 11402.30                           11137.20
10/31/1995                                                                11052.80                           10589.40
11/30/1995                                                                11350.80                           11056.80
12/31/1995                                                                11225.90                           11301.80
1/31/1996                                                                 11086.40                           11208.20
2/29/1996                                                                 11718.00                           11719.30
3/31/1996                                                                 12057.10                           11951.00
4/30/1996                                                                 13099.70                           12868.50
5/31/1996                                                                 13727.80                           13528.40
6/28/1996                                                                 12968.50                           12649.40
7/31/1996                                                                 11795.90                           11105.20
8/31/1996                                                                 12667.00                           11927.30
9/30/1996                                                                 13567.00                           12541.50
10/31/1996                                                                12542.60                           12000.50
11/29/1996                                                                12526.10                           12334.20
12/31/1996                                                                12084.00                           12574.70
1/31/1997                                                                 11950.50                           12888.80
2/28/1997                                                                 10599.30                           12110.30
3/31/1997                                                                  9771.23                           11255.80
4/30/1997                                                                  9487.49                           11125.60
5/30/1997                                                                 11090.50                           12797.80
6/30/1997                                                                 11416.30                           13231.70
7/31/1997                                                                 12042.60                           13909.70
8/31/1997                                                                 11761.30                           14327.10
9/30/1997                                                                 12542.30                           15470.40
10/31/1997                                                                11995.60                           14541.20
11/28/1997                                                                11970.20                           14194.50
12/31/1997                                                                12256.20                           14202.50
1/31/1998                                                                 12014.20                           14013.00
2/27/1998                                                                 13315.00                           15250.20
3/31/1998                                                                 14172.00                           15889.90
4/30/1998                                                                 14136.40                           15987.30
5/31/1998                                                                 13405.10                           14825.80
6/30/1998                                                                 13931.40                           14977.30
7/31/1998                                                                 12904.90                           13726.60
8/31/1998                                                                 10245.70                           10557.90
9/30/1998                                                                 10887.70                           11628.40
10/31/1998                                                                11638.40                           12234.90
11/30/1998                                                                13075.30                           13184.00
12/31/1998                                                                14850.80                           14377.10
1/31/1999                                                                 15929.60                           15023.80
2/28/1999                                                                 13936.70                           13649.50
3/31/1999                                                                 15003.30                           14135.60
4/30/1999                                                                 15567.10                           15383.90
5/31/1999                                                                 15712.00                           15408.30
6/30/1999                                                                 17792.00                           16220.00
7/31/1999                                                                 18119.10                           15718.40
8/31/1999                                                                 18527.70                           15130.50
9/30/1999                                                                 19334.80                           15422.40
10/31/1999                                                                22098.00                           15817.40
11/30/1999                                                                24757.00                           17489.90
12/31/1999                                                                31076.00                           20572.50
1/31/2000                                                                 31553.00                           20381.10
2/29/2000                                                                 43647.90                           25123.00
3/31/2000                                                                 39393.00                           22482.20
4/30/2000                                                                 32983.10                           20212.30
5/31/2000                                                                 28292.10                           18442.40
6/30/2000                                                                 34816.10                           20824.80
7/31/2000                                                                 32251.90                           19040.10
8/31/2000                                                                 38606.80                           21042.90
9/30/2000                                                                 36421.30                           19997.50
10/31/2000                                                                33120.40                           18374.20
11/30/2000                                                                23846.40                           15038.00
12/31/2000                                                                26389.90                           15958.20
1/31/2001                                                                 26803.60                           17249.90
2/28/2001                                                                 21969.40                           14885.40
3/31/2001                                                                 19761.30                           13532.00
4/30/2001                                                                 21682.30                           15188.70
5/31/2001                                                                 21681.30                           15540.50
6/30/2001                                                                 22511.50                           15964.30
7/31/2001                                                                 20895.30                           14602.40
8/31/2001                                                                 19541.70                           13690.40
9/30/2001                                                                 15944.80                           11481.40
10/31/2001                                                                17560.70                           12586.00
11/30/2001                                                                19534.20                           13636.60
12/31/2001                                                                21065.50                           14485.60
1/31/2002                                                                 20395.90                           13970.20
2/28/2002                                                                 19271.60                           13066.00
3/31/2002                                                                 21263.10                           14201.70
4/30/2002                                                                 20370.30                           13894.50
5/31/2002                                                                 18945.00                           13082.00
6/30/2002                                                                 17183.80                           11972.70
7/31/2002                                                                 14860.10                           10132.50
8/31/2002                                                                 14821.80                           10127.40
9/30/2002                                                                 13597.40                            9396.22
10/31/2002                                                                14661.30                            9871.67
11/30/2002                                                                16261.90                           10850.00
12/31/2002                                                                14991.30                           10101.30
1/31/2003                                                                 14505.70                            9826.55
2/28/2003                                                                 13858.90                            9564.18
3/31/2003                                                                 14039.10                            9708.97
4/30/2003                                                                 15338.80                           10627.80
5/31/2003                                                                 17137.20                           11825.50
6/30/2003                                                                 17585.10                           12053.40
7/31/2003                                                                 18783.30                           12964.60
8/31/2003                                                                 20081.80                           13660.90
9/30/2003                                                                 20099.40                           13315.10
10/31/2003                                                                21621.00                           14465.50
11/30/2003                                                                22175.10                           14937.20
12/31/2003                                                                22496.00                           15004.00
1/31/2004                                                                 23843.80                           15792.20
2/29/2004                                                                 23810.60                           15767.70
3/31/2004                                                                 23627.40                           15841.40
4/30/2004                                                                 22585.90                           15046.20
5/31/2004                                                                 22837.10                           15345.50
6/30/2004                                                                 23603.20                           15856.10
7/31/2004                                                                 21711.30                           14432.90
8/31/2004                                                                 21409.00                           14122.20
9/30/2004                                                                 22574.40                           14903.00
10/31/2004                                                                23299.60                           15265.20
11/30/2004                                                                24910.60                           16555.50
12/31/2004                                                                25967.10                           17150.50
1/31/2005                                                                 24822.90                           16377.90
2/28/2005                                                                 25523.30                           16602.60
3/31/2005                                                                 25215.00                           15979.90
4/30/2005                                                                 24078.20                           14962.90
5/31/2005                                                                 25851.70                           16017.90
6/30/2005                                                                 26619.90                           16535.80

    --- SMALLCAP GROWTH FUND IA    --- RUSSELL 2000 GROWTH INDEX
        $10,000 starting value         $10,000 starting value
        $26,620 ending value           $16,536 ending value

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS (as of 6/30/05)

                          YTD*    1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
SmallCap Growth IA        2.51%   12.78%   -5.23%    10.29%
----------------------------------------------------------------
SmallCap Growth IB(2)     2.42%   12.53%   -5.45%    10.02%
----------------------------------------------------------------
Russell 2000 Growth
  Index                   -3.58%   4.29%   -4.51%     5.16%
----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

DAVID J. ELLIOTT, CFA
Vice President
DORIS T. DWYER
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford SmallCap Growth HLS Fund, Class IA returned 2.51 % for the six-month period ended June 30, 2005. The Fund's performance exceeded the -3.58% decline of the Russell 2000 Growth Index and the -0.22% decline of the Lipper Small Cap Growth Variable Annuity-Underlying Funds Average.

WHY DID THE FUND PERFORM THIS WAY?

During the six-month period, small-cap stocks trailed their large-cap counterparts as measured by the Russell 2000 Index, which declined 1.25% and the Russell 1000 Index, which gained 0.11%. Within the universe of small-cap growth stocks, Energy was, by far, the best performing sector. Consumer Staples and Utilities were also strong sectors, while Information Technology, Materials and Financials posted the greatest declines. In this environment, the leading contributor to the Fund's performance was Frontier Oil Corp. (Energy & Services).

The Fund's positive benchmark-relative performance was the result of superior stock selection within some of the weakest performing areas of the small cap growth market -- Information Technology, Industrials and Health Care. A leading contributor to performance was United Defense Industries, Inc. (Transportation), which was purchased by British defense contractor BAE Systems. The buyout (all cash offer) was at more than a 40% premium to the prior night's close. Within Information Technology, THQ, Inc. (Software & Services) and Komag, Inc. (Computers & Office Equipment) advanced. Within Health Care, KOS Pharmaceuticals, Inc. (Drugs) as well as TriZetto Group (Software & Services) and Per-Se Technologies, Inc. (Business Services), both Health Care Equipment & Services firms, were among the top contributors to performance.

Performance relative to the benchmark was negatively impacted by stock selection in the Materials sector, which was a small percentage of the Fund's assets. The greatest detractors from performance on an absolute basis during the period were R&G Financial Corp. (Banks), which declined following a shareholder lawsuit, and NPS Pharmaceuticals, Inc. (Drugs), which was negatively impacted by lower than expected earnings. We sold R&G Financial Corp. (Banks) as of the end of the period and continued to hold NPS Pharmaceuticals, Inc. (Drugs).

WHAT IS THE OUTLOOK FOR THE REMAINDER OF 2005?

While the rate of economic growth has slowed, it remains positive and investors have taken comfort in the low level of interest rates and steady corporate profits. A combination of slowing economic growth and high bottom-up expectations for profit growth in the second half of 2005 will be accompanied by decelerating employment gains, moderating consumption and a weaker manufacturing environment. The threat of inflation appears to be waning, although the Federal Reserve maintains its measured

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

approach to raising rates. A more balanced picture of slowing growth and stable inflation will hopefully allow the Federal Reserve Bank to go on hold soon.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         1.4%
-------------------------------------------------------------------
Apparel & Textile                                           2.4
-------------------------------------------------------------------
Banks                                                       4.0
-------------------------------------------------------------------
Business Services                                           5.6
-------------------------------------------------------------------
Chemicals                                                   0.1
-------------------------------------------------------------------
Communications                                              4.1
-------------------------------------------------------------------
Computers & Office Equipment                                0.7
-------------------------------------------------------------------
Construction                                                1.8
-------------------------------------------------------------------
Consumer Durables                                           2.2
-------------------------------------------------------------------
Consumer Non-Durables                                       2.7
-------------------------------------------------------------------
Consumer Services                                           0.1
-------------------------------------------------------------------
Drugs                                                       8.1
-------------------------------------------------------------------
Education                                                   1.1
-------------------------------------------------------------------
Electrical Equipment                                        0.3
-------------------------------------------------------------------
Electronics                                                 7.0
-------------------------------------------------------------------
Energy & Services                                           5.8
-------------------------------------------------------------------
Exchange Traded Funds                                       0.5
-------------------------------------------------------------------
Financial Services                                          1.5
-------------------------------------------------------------------
Forest & Paper Products                                     1.0
-------------------------------------------------------------------
Health Services                                             2.6
-------------------------------------------------------------------
Hotels & Gaming                                             0.8
-------------------------------------------------------------------
Insurance                                                   3.8
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               28.7
-------------------------------------------------------------------
Machinery                                                   2.7
-------------------------------------------------------------------
Media & Entertainment                                       2.9
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.3
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.2
-------------------------------------------------------------------
Real Estate Investment Trust                                0.3
-------------------------------------------------------------------
Repurchase Agreement                                        2.1
-------------------------------------------------------------------
Repurchase Agreements held as Collateral on Loaned
  Securities                                                0.5
-------------------------------------------------------------------
Research & Testing Facilities                               4.6
-------------------------------------------------------------------
Retail                                                      2.8
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.8
-------------------------------------------------------------------
Software & Services                                        15.8
-------------------------------------------------------------------
Transportation                                              4.3
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.1
-------------------------------------------------------------------
Utilities                                                   0.8
-------------------------------------------------------------------
Other Assets and Liabilities                              (29.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford SmallCap Value HLS Fund  inception 5/1/1998

(subadvised by Janus Capital Management LLC with Perkins, Wolf, McDonnell and Company, LLC)
PERFORMANCE OVERVIEW 5/1/98 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                     SMALLCAP VALUE IA               RUSSELL 2000 VALUE INDEX
                                                                     -----------------               ------------------------
5/1/1998                                                                   10000                              10000
5/31/1998                                                                   9579                               9646
6/30/1998                                                                   9640                               9591
7/31/1998                                                                   9231                               8840
8/31/1998                                                                   7641                               7456
9/30/1998                                                                   8136                               7877
10/31/1998                                                                  9042                               8111
11/30/1998                                                                  9179                               8330
12/31/1998                                                                  9452                               8591
1/31/1999                                                                   9451                               8396
2/28/1999                                                                   8755                               7823
3/31/1999                                                                   8851                               7759
4/30/1999                                                                  10051                               8467
5/31/1999                                                                  10481                               8727
6/30/1999                                                                  10993                               9043
7/31/1999                                                                  10735                               8829
8/31/1999                                                                  10351                               8506
9/30/1999                                                                  10298                               8336
10/31/1999                                                                 10172                               8169
11/30/1999                                                                 10497                               8211
12/31/1999                                                                 10901                               8464
1/31/2000                                                                  10464                               8242
2/29/2000                                                                  10391                               8746
3/31/2000                                                                  11268                               8787
4/30/2000                                                                  11273                               8839
5/31/2000                                                                  11640                               8704
6/30/2000                                                                  11271                               8959
7/31/2000                                                                  11687                               9257
8/31/2000                                                                  12659                               9671
9/30/2000                                                                  12472                               9616
10/31/2000                                                                 12663                               9582
11/30/2000                                                                 12448                               9387
12/31/2000                                                                 13844                              10395
1/31/2001                                                                  14669                              10682
2/28/2001                                                                  14436                              10668
3/31/2001                                                                  14125                              10497
4/30/2001                                                                  15107                              10982
5/31/2001                                                                  15506                              11265
6/30/2001                                                                  16109                              11718
7/31/2001                                                                  15838                              11455
8/31/2001                                                                  15572                              11416
9/30/2001                                                                  13412                              10155
10/31/2001                                                                 14384                              10421
11/30/2001                                                                 15633                              11169
12/31/2001                                                                 16753                              11853
1/31/2002                                                                  16975                              12011
2/28/2002                                                                  16888                              12084
3/31/2002                                                                  18013                              12989
4/30/2002                                                                  18229                              13446
5/31/2002                                                                  17426                              13001
6/30/2002                                                                  17032                              12713
7/31/2002                                                                  14634                              10824
8/31/2002                                                                  14629                              10777
9/30/2002                                                                  13061                              10007
10/31/2002                                                                 13409                              10157
11/30/2002                                                                 14787                              10968
12/31/2002                                                                 14212                              10500
1/31/2003                                                                  13853                              10204
2/28/2003                                                                  13535                               9861
3/31/2003                                                                  13618                               9966
4/30/2003                                                                  14598                              10913
5/31/2003                                                                  15862                              12027
6/30/2003                                                                  15979                              12231
7/31/2003                                                                  16785                              12841
8/31/2003                                                                  17643                              13329
9/30/2003                                                                  17167                              13176
10/31/2003                                                                 18154                              14250
11/30/2003                                                                 18772                              14797
12/31/2003                                                                 19677                              15332
1/31/2004                                                                  20076                              15862
2/29/2004                                                                  20382                              16169
3/31/2004                                                                  20641                              16393
4/30/2004                                                                  19965                              15545
5/31/2004                                                                  20100                              15732
6/30/2004                                                                  20907                              16531
7/31/2004                                                                  20071                              15771
8/31/2004                                                                  20261                              15926
9/30/2004                                                                  20792                              16556
10/31/2004                                                                 21057                              16813
11/30/2004                                                                 22146                              18305
12/31/2004                                                                 22429                              18742
1/31/2005                                                                  21766                              18017
2/28/2005                                                                  22569                              18375
3/31/2005                                                                  22337                              17997
4/30/2005                                                                  21432                              17068
5/31/2005                                                                  22228                              18109
6/30/2005                                                                  22983                              18910

    --- SMALLCAP VALUE IA          --- RUSSELL 2000 VALUE INDEX
        $10,000 starting value         $10,000 starting value
        $22,983 ending value           $18,910 ending value

RUSSELL 2000 VALUE INDEX is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                                                SINCE
                    YTD*    1 YEAR   5 YEAR   INCEPTION
------------------------------------------------------------
SmallCap Value IA   2.47%    9.93%   15.32%    12.31%
------------------------------------------------------------
SmallCap Value
  IB(3)             2.33%    9.83%   15.09%    12.07%
------------------------------------------------------------
Russell 2000 Value
  Index             0.90%   14.39%   16.12%     9.29%**
------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.
 ** Return is from 4/30/98.

   PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(3) Class IB shares commenced on July 1, 2003. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

ROBERT H. PERKINS                                                 THOMAS H. PERKINS   TODD PERKINS
President & Chief Investment Officer                              Investment Manager  Investment Manager

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford SmallCap Value HLS Fund, Class IA returned 2.47 % for the six-month period ended June 30, 2005. The Fund outperformed both the Russell 2000 Value Index, which returned 2.33% and the Lipper SmallCap Value Variable Annuity - Underlying Funds Average, which returned 0.90% over the same period.

Generally, the Fund was positioned well compared to the Russell 2000 Value Index. With the exception of not being exposed to the strength in utilities, most sector weights contributed positively to relative performance, led by an overweight in energy and an underweight in technology. More importantly, stock selection influenced our relative out-performance even more so, which reflects nicely on our bottoms-up process.

INVESTMENT STRATEGY IN THIS ENVIRONMENT

Our investment strategy of emphasizing stocks that have attractive risk/reward profiles remains unchanged. In the second quarter, the stock market rebounded modestly from the first quarter's declines, with small caps and mid caps leading the way. However, the outlook seems mixed at best. Earnings and economic growth is decelerating, monetary policy is tightening, fiscal stimulus has been exhausted, and we feel the major benefits of strong, and sometimes speculative, housing are behind us.

We continue to be disciplined in our investment process. Monitoring the stocks in the portfolio, as well as the alternatives in the small cap universe, valuations seem to be high. As we sell stocks that reach our price targets, we have difficulty putting all of the proceeds back to work. The resulting large cash position, while helping in the weak first quarter can detract in periods of strength like the second quarter. However, we feel our approach will continue to add to our better than average past performance through multiple market cycles.

TOP PERFORMERS INCLUDED ENERGY AND HEALTHCARE

As has been the case for years now, the Fund has an emphasis in energy stocks. While we appreciate the longer-term secular trends in this area of the market, we were a little surprised by the extreme strength in the price of oil, and wouldn't be shocked to see a pullback in the near term. We trimmed our positions in Grey Wolf, Inc. (Energy & Services) and Arch Coal, Inc. (Energy & Services) as they approached our price targets, and added to St. Mary Land and Exploration Co. (Energy & Services) and started a position in Petrohawk Energy Corp. (Energy & Services) at discounts to our

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Net Asset Value (NAV) estimates. The net of these actions is a weighting in energy that is a bit higher than it was at the beginning of the year, as appreciation and additions early on outweighed our sales of late.

Healthcare was another area where we have found some value. Due in part to the defensive nature of this sector, and the reasonable valuations we have found, the Fund ended the period with about twice the exposure to healthcare as the value portion of the Russell 2000 Value Index. While overall, our picks faired much better than those of Russell 2000 Value Index over the last six months, even better results were possible if not for the weakness in one of our larger holdings, Perrigo Co. (Drugs). We took a small amount of profits with the strength the stock saw early in the period, but were caught off guard when one of its main products ran into unpredictable state-legislated sales regulations. The company reports these restrictions are not due to the safety of the product, but are an attempt to make sure the product is used for its intended purposes. We think this disruption is likely temporary, and feel the stock is attractively valued as it relates to its core earnings growth and the potential found in its recently acquired generic prescription business.

WEAKNESS IN TECHNOLOGY AND LACK OF UTILITY EXPOSURE HELD BACK RESULTS

While the Fund ended the quarter with its largest underweight in the technology sector, the weakness in this area none-the-less detracted from our absolute returns. Over the last six months or so, risk/reward ratios in technology stocks were among the most attractive we could find. We have been cautious in adding to this volatile group, however. While we established only one new position this year, Avocent Corp. (Software & Services), we have added to current holdings such as Foundry Networks, Inc. (Communications) and Verity Inc. (Software & Services) on weakness because we felt they represented the best opportunities in this sector. We also sold out of our position in Zoran Corp. (Electronics), which achieved our price target, and Pinnacle Systems, Inc. (Consumer Non-Durables), where the downside risk outweighed the arbitrage on its takeout price from Avid Technologies. We would be surprised if we didn't get a chance to buy some new names in this area as second quarter earnings are announced. But, as always, we look to take small positions in cash-rich companies with quality products and services that trade at low prices relative to their cyclical earnings power.

As for utilities, not owning them has hurt so far this year, particularly in the second quarter. Historically, we have had a certain aversion to these stocks, as, by and large, their balance sheets are highly levered, and there seem to be too many regulatory risks. Currently, utilities trade at historically high earnings multiples, not offering the typical discount-to-market multiples that investors generally afford them. We feel that avoiding these stocks, especially at valuations like these, will continue to positively impact our relative performance over the long term.

INVESTMENT STRATEGY AND OUTLOOK

Given the somewhat cautious portfolio and market outlook that we have had for some time, we are pleased with our absolute returns. We believe the fundamental economic backdrop is unexciting at best and risky at worst; stock prices reflect optimistic outlooks, and fewer valuation anomalies are available. Thus attractive risk/reward situations have been relatively few and far between, making it difficult to replace holdings that have reached our price objectives. As a result, our cash levels remain higher than normal and reduce our participation in short-term market upswings. However, those cash levels will be utilized when we find more good individual opportunities, as we inevitably will. In the meantime, we are confident that this longer-term, disciplined focus has the ability to deliver above average returns relative to the Russell 2000 Value Index.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Apparel & Textile                                           3.2%
-------------------------------------------------------------------
Banks                                                       9.6
-------------------------------------------------------------------
Business Services                                           2.4
-------------------------------------------------------------------
Chemicals                                                   4.8
-------------------------------------------------------------------
Communications                                              2.1
-------------------------------------------------------------------
Construction                                                0.8
-------------------------------------------------------------------
Consumer Durables                                           0.4
-------------------------------------------------------------------
Consumer Non-Durables                                       2.2
-------------------------------------------------------------------
Corporate Notes                                            18.1
-------------------------------------------------------------------
Drugs                                                       1.4
-------------------------------------------------------------------
Electrical Equipment                                        0.3
-------------------------------------------------------------------
Electronics                                                 2.8
-------------------------------------------------------------------
Energy & Services                                          10.7
-------------------------------------------------------------------
Financial Services                                          1.0
-------------------------------------------------------------------
Forest & Paper Products                                     1.0
-------------------------------------------------------------------
Health Services                                             3.1
-------------------------------------------------------------------
Insurance                                                   3.2
-------------------------------------------------------------------
Machinery                                                   1.4
-------------------------------------------------------------------
Media & Entertainment                                       1.3
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.1
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.2
-------------------------------------------------------------------
Real Estate Investment Trust                               10.6
-------------------------------------------------------------------
Retail                                                      3.9
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.8
-------------------------------------------------------------------
Software & Services                                         3.0
-------------------------------------------------------------------
Transportation                                              7.5
-------------------------------------------------------------------
Other Assets and Liabilities                                0.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Stock HLS Fund inception 8/31/1977
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                          STOCK IA                        S&P 500 INDEX
                                                                          --------                        -------------
6/30/1995                                                                 10000.00                           10000.00
7/31/1995                                                                 10334.60                           10331.00
8/31/1995                                                                 10372.50                           10355.80
9/30/1995                                                                 10834.30                           10792.80
10/31/1995                                                                10627.10                           10752.90
11/30/1995                                                                11197.60                           11226.00
12/31/1995                                                                11337.60                           11442.70
1/31/1996                                                                 11680.70                           11831.70
2/29/1996                                                                 11874.70                           11941.80
3/31/1996                                                                 12025.20                           12056.40
4/30/1996                                                                 12223.30                           12233.60
5/31/1996                                                                 12582.10                           12548.00
6/30/1996                                                                 12678.60                           12595.70
7/31/1996                                                                 12248.20                           12039.00
8/31/1996                                                                 12426.20                           12293.00
9/30/1996                                                                 13117.30                           12983.90
10/31/1996                                                                13397.70                           13342.20
11/30/1996                                                                14436.60                           14349.60
12/31/1996                                                                14100.30                           14065.40
1/31/1997                                                                 14987.50                           14943.10
2/28/1997                                                                 15061.80                           15061.20
3/31/1997                                                                 14546.00                           14443.70
4/30/1997                                                                 15389.80                           15304.50
5/31/1997                                                                 16313.80                           16235.00
6/30/1997                                                                 17210.40                           16962.30
7/31/1997                                                                 18459.40                           18310.80
8/31/1997                                                                 17287.10                           17285.40
9/30/1997                                                                 18200.20                           18231.00
10/31/1997                                                                17606.60                           17622.00
11/30/1997                                                                18370.80                           18437.90
12/31/1997                                                                18524.50                           18755.10
1/31/1998                                                                 18755.70                           18961.40
2/28/1998                                                                 20178.60                           20328.50
3/31/1998                                                                 21308.30                           21369.30
4/30/1998                                                                 21781.60                           21585.20
5/31/1998                                                                 21409.00                           21213.90
6/30/1998                                                                 22480.90                           22075.20
7/31/1998                                                                 22694.10                           21840.70
8/31/1998                                                                 19372.00                           18682.70
9/30/1998                                                                 20237.60                           19880.30
10/31/1998                                                                22062.50                           21495.90
11/30/1998                                                                23422.00                           22798.20
12/31/1998                                                                24725.20                           24112.00
1/31/1999                                                                 25483.90                           25120.30
2/28/1999                                                                 24912.30                           24339.60
3/31/1999                                                                 26039.30                           25313.20
4/30/1999                                                                 27120.60                           26293.40
5/31/1999                                                                 26276.20                           25673.40
6/30/1999                                                                 27953.50                           27098.20
7/31/1999                                                                 27155.60                           26252.10
8/31/1999                                                                 26825.70                           26121.40
9/30/1999                                                                 26149.40                           25405.20
10/31/1999                                                                27574.60                           27012.20
11/30/1999                                                                27971.40                           27561.40
12/31/1999                                                                29616.60                           29184.70
1/31/2000                                                                 28011.90                           27718.60
2/29/2000                                                                 27566.20                           27194.40
3/31/2000                                                                 30414.80                           29853.10
4/30/2000                                                                 29513.10                           28955.00
5/31/2000                                                                 28981.90                           28360.90
6/30/2000                                                                 29330.40                           29060.20
7/31/2000                                                                 28757.60                           28606.20
8/31/2000                                                                 30178.10                           30382.10
9/30/2000                                                                 28827.50                           28778.40
10/31/2000                                                                28993.00                           28656.40
11/30/2000                                                                27239.30                           26398.80
12/31/2000                                                                27530.40                           26528.30
1/31/2001                                                                 28266.20                           27468.90
2/28/2001                                                                 26286.10                           24965.80
3/31/2001                                                                 24486.80                           23385.10
4/30/2001                                                                 26289.60                           25199.70
5/31/2001                                                                 26508.40                           25368.60
6/30/2001                                                                 25371.20                           24752.10
7/31/2001                                                                 25081.60                           24508.30
8/31/2001                                                                 23347.00                           22975.70
9/30/2001                                                                 21721.10                           21121.10
10/31/2001                                                                22249.50                           21524.50
11/30/2001                                                                23986.10                           23175.40
12/31/2001                                                                24163.10                           23379.30
1/31/2002                                                                 23569.00                           23038.40
2/28/2002                                                                 23232.30                           22594.00
3/31/2002                                                                 24077.20                           23443.80
4/30/2002                                                                 22006.40                           22023.10
5/31/2002                                                                 21693.70                           21861.40
6/30/2002                                                                 20162.00                           20304.90
7/31/2002                                                                 18912.80                           18723.10
8/31/2002                                                                 18755.80                           18844.80
9/30/2002                                                                 16674.10                           16798.30
10/31/2002                                                                18187.20                           18274.80
11/30/2002                                                                19559.20                           19349.40
12/31/2002                                                                18304.30                           18213.60
1/31/2003                                                                 17826.40                           17738.20
2/28/2003                                                                 17474.80                           17472.20
3/31/2003                                                                 17547.60                           17641.30
4/30/2003                                                                 18891.80                           19093.20
5/31/2003                                                                 19819.30                           20098.20
6/30/2003                                                                 20115.00                           20354.90
7/31/2003                                                                 20622.20                           20714.00
8/31/2003                                                                 20893.80                           21117.20
9/30/2003                                                                 20558.40                           20893.60
10/31/2003                                                                21648.10                           22074.10
11/30/2003                                                                21850.30                           22268.10
12/31/2003                                                                23149.90                           23435.10
1/31/2004                                                                 23272.00                           23865.10
2/29/2004                                                                 23447.30                           24196.70
3/31/2004                                                                 23042.30                           23831.70
4/30/2004                                                                 22739.10                           23458.10
5/31/2004                                                                 23039.80                           23779.40
6/30/2004                                                                 23547.00                           24241.70
7/31/2004                                                                 22705.50                           23439.40
8/31/2004                                                                 22724.50                           23533.30
9/30/2004                                                                 22650.20                           23788.30
10/31/2004                                                                22619.80                           24151.70
11/30/2004                                                                23343.40                           25128.60
12/31/2004                                                                24115.10                           25983.40
1/31/2005                                                                 23690.90                           25350.10
2/28/2005                                                                 24192.80                           25883.30
3/31/2006                                                                 23503.40                           25425.40
4/30/2005                                                                 23288.10                           24943.40
5/31/2005                                                                 24088.10                           25736.40
6/30/2005                                                                 24041.30                           25774.00

    --- STOCK FUND IA              --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $24,041 ending value           $25,774 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                          YTD*    1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
Stock IA                  -0.31%   2.10%   -3.90%    9.17%
----------------------------------------------------------------
Stock IB(3)               -0.43%   1.84%   -4.11%    8.93%
----------------------------------------------------------------
S&P 500 Index             -0.81%   6.32%   -2.37%    9.93%
----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

STEVEN T. IRONS, CFA
Senior Vice President, Partner

SAUL J. PANNELL, CFA
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Stock HLS Fund, Class IA returned -0.31% for the six-month period ended June 30, 2005, ahead of the average return of -0.76% by its Lipper Large Cap Core Variable Annuity-Underlying Funds Average, and the -0.81% return of its benchmark, the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The Fund outperformed the S&P 500 Index due to positive relative stock selection and sector weightings. Relative stock selection was best in Information Technology and Industrials. The Fund's overweight in Energy was a positive driver of performance as two of the largest contributors to Fund performance were in the sector. ExxonMobil (Energy & Services) benefited from rising crude oil prices and Schlumberger (Energy & Services), a major oil service provider, benefited from increased spending by oil companies to find oil. The top absolute contributor for the period was credit card provider, MBNA (Banks), whose shares rose after Bank of America (Banks) announced plans to acquire the company.

Offsetting these strong results somewhat was weaker relative stock selection in Financials and Energy. Stocks that detracted from both relative and absolute results included American International Group (AIG) (Insurance), Time Warner (Media & Entertainment), and Alcoa (Metals, Minerals & Mining). AIG, declined after investigations into accounting and business practices, which lead to the resignation of their longtime CEO Hank Greenberg. Time Warner experienced ongoing erosion in its America Online subscriber base and growing concerns about its advertising market. Alcoa shares were down due to energy related cost increases that pressured its profit margins. We continued to own each company at the end of the period. Finally, the Fund maintained a significant underweight in Utilities because we see limited long term growth prospects in the sector. This decision detracted from performance as Utilities was a strong performing sector during the first half of the year.

WHAT IS THE OUTLOOK?

On May 1, 2005, Steven T. Irons and Saul J. Pannell replaced Rand L. Alexander as managers of the Hartford Stock HLS Fund; Mr. Alexander has retired from Wellington Management Company, LLP. Mr. Irons and Mr. Pannell are both experienced investment professionals who have successful track records with The Hartford funds. Mr. Irons has been involved with Hartford Value HLS Fund and Hartford Equity Income HLS Fund investment team and Mr. Pannell has been portfolio manager for the Hartford Capital Appreciation HLS Fund.

Mr. Irons and Mr. Pannell will continue to manage the fund with a large-cap, core approach. They will apply a bottom-up investment process in constructing a diversified portfolio. They will look for companies that exhibit the following qualities: industry leadership, strong balance sheets, strong management, high return on equity, acceleration in growth rates, a globally

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

competitive position, and/or attractive valuation with a catalyst. At the end of June, their bottom-up approach resulted in overweight positions in Information Technology and Health Care and underweight positions in Utilities and Consumer Staples.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      10.2%
-------------------------------------------------------------------
Business Services                                           1.1
-------------------------------------------------------------------
Chemicals                                                   1.2
-------------------------------------------------------------------
Communications                                              5.5
-------------------------------------------------------------------
Computers & Office Equipment                                2.8
-------------------------------------------------------------------
Consumer Non-Durables                                       2.5
-------------------------------------------------------------------
Drugs                                                      12.6
-------------------------------------------------------------------
Electrical Equipment                                        0.3
-------------------------------------------------------------------
Electronics                                                 8.1
-------------------------------------------------------------------
Energy & Services                                           8.2
-------------------------------------------------------------------
Financial Services                                          2.5
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.7
-------------------------------------------------------------------
Hotels & Gaming                                             0.2
-------------------------------------------------------------------
Insurance                                                   5.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                5.3
-------------------------------------------------------------------
Machinery                                                   4.1
-------------------------------------------------------------------
Media & Entertainment                                       3.5
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.4
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.6
-------------------------------------------------------------------
Real Estate Investment Trust                                0.4
-------------------------------------------------------------------
Repurchase Agreement                                        0.1
-------------------------------------------------------------------
Retail                                                      6.1
-------------------------------------------------------------------
Software & Services                                         6.8
-------------------------------------------------------------------
Transportation                                              5.2
-------------------------------------------------------------------
U.S. Government Agencies                                    1.2
-------------------------------------------------------------------
Utilities                                                   0.3
-------------------------------------------------------------------
Other Assets and Liabilities                               (3.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Total Return Bond HLS Fund inception 8/31/1977
(formerly Hartford Bond HLS Fund)
(subadvised by Hartford Investment Management Company)
PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                              TOTAL RETURN BOND FUND IA                      INDEX
                                                              -------------------------       -----------------------------------
6/30/1995                                                             10000.00                             10000.00
7/31/1995                                                              9941.71                              9978.00
8/31/1995                                                             10064.20                             10098.70
9/30/1995                                                             10159.50                             10196.70
10/31/1995                                                            10313.40                             10329.30
11/30/1995                                                            10476.30                             10484.20
12/31/1995                                                            10640.90                             10631.00
1/31/1996                                                             10695.60                             10701.10
2/29/1996                                                             10483.50                             10514.90
3/31/1996                                                             10412.80                             10441.30
4/30/1996                                                             10324.20                             10382.80
5/31/1996                                                             10320.40                             10362.10
6/28/1996                                                             10448.40                             10500.90
7/31/1996                                                             10470.70                             10529.30
8/31/1996                                                             10452.30                             10511.40
9/30/1996                                                             10635.70                             10694.30
10/31/1996                                                            10871.30                             10931.70
11/29/1996                                                            11102.00                             11118.60
12/31/1996                                                            11016.00                             11015.20
1/31/1997                                                             11062.40                             11049.40
2/28/1997                                                             11111.40                             11077.00
3/31/1997                                                             10995.20                             10954.00
4/30/1997                                                             11139.00                             11118.40
5/30/1997                                                             11262.30                             11224.00
6/30/1997                                                             11424.80                             11357.50
7/31/1997                                                             11811.20                             11664.20
8/31/1997                                                             11688.20                             11565.10
9/30/1997                                                             11872.80                             11736.20
10/31/1997                                                            12024.20                             11906.40
11/28/1997                                                            12100.70                             11961.20
12/31/1997                                                            12266.20                             12082.00
1/31/1998                                                             12434.90                             12236.60
2/27/1998                                                             12424.10                             12226.80
3/31/1998                                                             12484.30                             12268.40
4/30/1998                                                             12538.00                             12332.20
5/31/1998                                                             12670.90                             12449.40
6/30/1998                                                             12791.10                             12555.20
7/31/1998                                                             12786.80                             12581.50
8/31/1998                                                             12900.20                             12786.60
9/30/1998                                                             13241.50                             13085.80
10/31/1998                                                            13100.00                             13016.50
11/30/1998                                                            13232.50                             13090.70
12/31/1998                                                            13265.70                             13129.90
1/31/1999                                                             13369.90                             13223.20
2/28/1999                                                             13029.50                             12991.80
3/31/1999                                                             13108.30                             13063.20
4/30/1999                                                             13176.80                             13105.00
5/31/1999                                                             13001.70                             12989.70
6/30/1999                                                             12925.40                             12948.10
7/31/1999                                                             12897.10                             12893.70
8/31/1999                                                             12873.70                             12887.30
9/30/1999                                                             12999.20                             13036.80
10/31/1999                                                            13049.00                             13085.00
11/30/1999                                                            13057.80                             13083.70
12/31/1999                                                            12998.20                             13020.90
1/31/2000                                                             12973.70                             12977.90
2/29/2000                                                             13130.70                             13135.00
3/31/2000                                                             13332.80                             13308.40
4/30/2000                                                             13310.70                             13269.80
5/31/2000                                                             13318.90                             13263.10
6/30/2000                                                             13624.20                             13539.00
7/31/2000                                                             13710.10                             13662.20
8/31/2000                                                             13883.30                             13860.30
9/30/2000                                                             13971.00                             13947.60
10/31/2000                                                            14007.70                             14039.70
11/30/2000                                                            14218.70                             14269.90
12/31/2000                                                            14556.40                             14535.30
1/31/2001                                                             14894.20                             14772.30
2/28/2001                                                             14977.20                             14900.80
3/31/2001                                                             15016.10                             14975.30
4/30/2001                                                             14989.20                             14912.40
5/31/2001                                                             15076.70                             15001.90
6/30/2001                                                             15058.60                             15058.90
7/31/2001                                                             15416.60                             15396.20
8/31/2001                                                             15610.60                             15573.30
9/30/2001                                                             15649.50                             15753.90
10/31/2001                                                            15930.00                             16083.20
11/30/2001                                                            15869.80                             15861.20
12/31/2001                                                            15819.90                             15759.70
1/31/2002                                                             15879.40                             15887.40
2/28/2002                                                             15946.60                             16041.50
3/31/2002                                                             15723.50                             15775.20
4/30/2002                                                             16049.60                             16081.10
5/31/2002                                                             16221.00                             16217.70
6/30/2002                                                             16217.60                             16357.20
7/31/2002                                                             16252.60                             16555.10
8/31/2002                                                             16566.00                             16834.90
9/30/2002                                                             16710.20                             17107.60
10/31/2002                                                            16792.80                             17028.90
11/30/2002                                                            16981.20                             17023.80
12/31/2002                                                            17415.00                             17376.20
1/31/2003                                                             17562.20                             17391.90
2/28/2003                                                             17839.90                             17631.90
3/31/2003                                                             17863.10                             17618.30
4/30/2003                                                             18094.20                             17763.70
5/31/2003                                                             18509.80                             18094.80
6/30/2003                                                             18500.40                             18058.70
7/31/2003                                                             17950.80                             17451.50
8/31/2003                                                             18092.50                             17567.40
9/30/2003                                                             18573.00                             18032.40
10/31/2003                                                            18452.40                             17864.70
11/30/2003                                                            18537.60                             17907.50
12/31/2003                                                            18781.30                             18089.80
1/31/2004                                                             18947.40                             18235.30
2/29/2004                                                             19102.00                             18432.70
3/31/2004                                                             19214.40                             18570.70
4/30/2004                                                             18761.40                             18087.60
5/31/2004                                                             18694.80                             18015.10
6/30/2004                                                             18786.30                             18116.90
7/31/2004                                                             18947.80                             18296.50
8/31/2004                                                             19277.10                             18645.50
9/30/2004                                                             19359.70                             18696.10
10/31/2004                                                            19552.10                             18852.90
11/30/2004                                                            19478.70                             18702.50
12/31/2004                                                            19649.70                             18874.60
1/31/2005                                                             19749.30                             18993.10
2/28/2005                                                             19689.00                             18881.00
3/31/2005                                                             19574.20                             18784.00
4/30/2005                                                             19831.50                             19038.20
5/31/2005                                                             19996.10                             19244.20
6/30/2005                                                             20142.40                             19349.10

    --- TOTAL RETURN BOND FUND IA      --- LEHMAN BROTHERS U.S. AGGREGATE
        $10,000 starting value             BOND INDEX
        $20,142 ending value               $10,000 starting value
                                           $19,349 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                        YTD*    1 YEAR   5 YEAR   10 YEAR
-------------------------------------------------------------
Total Return Bond IA    2.51%   7.22%    8.13%     7.25%
-------------------------------------------------------------
Total Return Bond
  IB(3)                 2.38%   6.95%    7.89%     7.02%
-------------------------------------------------------------
Lehman Brothers U.S.
  Aggregate Bond Index  2.51%   6.80%    7.40%     6.82%
-------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

NASRI TOUTOUNGI
Managing Director

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Total Return Bond HLS Fund, Class IA returned 2.51% for the six-month period ended June 30, 2005. The fund outperformed the Lipper Intermediate Investment Grade Debt Variable Annuity-Underlying Funds Average, which returned 2.17% and matched the Lehman Brothers U.S. Aggregate Bond Index, which returned 2.51%, over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The economic expansion continued at a strong pace in the first quarter. Consumer spending was strong and business investments increased. Additionally, industrial and manufacturing statistics were generally firm, indicating a favorable business environment. However, in the first quarter the markets showed concern that the economy may be losing some of its momentum. In particular, there was apprehension that inflation fueled by historically high oil prices and rising commodity costs could slow the growth of the recovering economy. As part of its plan to restrain inflation, the U.S. Federal Reserve (the"Fed") raised its target Federal Funds rate twice during the first quarter. Thus, rising short-term rates contributed to the flattening of the yield curve. The first quarter proved to be tough for most markets; within the sectors in which the Fund invests, non-dollar was the top performer, followed by mortgage-backed securities (MBS), Treasury Inflation Protected Securities (TIPS) and corporate bonds. Both the Fund and Lehman Aggregate Index declined slightly in the first quarter.

During the second quarter, the markets were more positive. The S&P 500 and Lehman Aggregate Indices rose 1.17% and 3.01%, respectively. Despite record high energy costs and improving labor markets, investors became confident that the Fed could keep inflation under control. Continuing its "measured pace" of tightening monetary policy, the Fed raised it's target Federal Funds rate two more times in the second quarter. Confidence that inflation would be restrained was demonstrated as interest rates generally declined, resulting in a flatter yield curve. Emerging markets and high yield were the best performing sectors in the Fund's portfolio, followed by U.S. Agencies and CMBS. Investment grade corporate securities underperformed comparable duration U.S. Treasuries as the corporate market was roiled by the downgrades in credit quality to "junk" status of the leading U.S. automakers. Both the Lehman Aggregate Index and the Fund demonstrated gains during the second quarter.

In the first quarter, the Fund was positioned defensively in anticipation of the Fed Funds rate increases and in expectation of continued economic growth that could lead to higher inflation and

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

interest rates. Thus, the Fund's shorter duration and yield curve positioning added to relative performance as the yield curve flattened. The high yield sector experienced its first down quarter in two and a half years and therefore the Fund's high yield exposure negatively impacted performance. By remaining underweight to the automotive sector, in particular Ford and General Motors, the Fund benefited relative to the benchmark.

The Fund remained conservatively positioned for slightly higher rates in the second quarter, a stance that detracted modestly from relative performance as interest rates generally declined in the period. However, our favorable yield curve positioning benefited the Fund. At the sector level, the overweight to TIPS, whose return lagged nominal Treasuries, and an underweight to U.S. Agencies were a small cost to excess return. However, our out-of-benchmark exposure to the high yield sector and non-dollar sector was beneficial, resulting in positive contributions to return. The currency exposure to non-dollar securities was fully hedged during the quarter which benefited the Fund. Over the second quarter and six-month period, the Fund performed solidly in comparison with its benchmark.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We do not foresee that the Fed will be tightening in an aggressive enough fashion to derail the economy. The Fed's primary objective is to fight inflation, and it is becoming clear that chairman Greenspan and other governors perceive that they are close to having accomplished that objective. Under this assumption, we anticipate a 4% Fed Funds rate at the end of the year, with continued steady growth in the economy. Such a scenario leaves us neutral on rates in longer maturities on the yield curve. As a result we anticipate the funds' duration to be close to that of its benchmark, and will continue to have a slight flattening bias on the yield curve.

We are witnessing a strong push towards corporate actions that might disfavor bondholders: corporations are flush with cash, and are under pressure by shareholders to utilize it for dividend distributions or shares repurchase. Fundamentally, investment grade and high yield corporate bonds do poorly towards the end of Fed tightening cycles, because the Fed has tended to overshoot and choke the economy. Nevertheless, the increased Fed transparency and the benign inflation that is alleviating the need for aggressive tightening lead us to believe that we could be in a scenario that continues to favor corporate bonds. We are, however, monitoring the situation very closely for signs of an overshoot. Mortgage-backed securities have not offered a lot of value given that they are expensive from a pricing perspective. However, we anticipate they will do reasonably well in the event interest rates remain within a reasonable trading range and the supply/demand picture continues to be favorable. Small increases to our MBS weights are likely given our economic and Fed outlook. Agencies currently do not offer any value given their tight spreads to treasuries. We would rather gain incremental spread exposure in the AAA rated ABS and CMBS markets. Finally, we have exposure to the non-dollar market via French and German government bonds that are hedged backed into U.S. dollars. Weaker economies and lower inflation in Europe should lead to stable to lower rates.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.3%
-------------------------------------------------------------------
Apparel & Textile                                           0.0
-------------------------------------------------------------------
Banks                                                       4.2
-------------------------------------------------------------------
Chemicals                                                   0.5
-------------------------------------------------------------------
Communications                                              2.0
-------------------------------------------------------------------
Construction                                                0.7
-------------------------------------------------------------------
Consumer Durables                                           0.2
-------------------------------------------------------------------
Consumer Non-Durables                                       0.0
-------------------------------------------------------------------
Consumer Services                                           0.3
-------------------------------------------------------------------
Corporate Notes                                             2.8
-------------------------------------------------------------------
Drugs                                                       0.2
-------------------------------------------------------------------
Electrical Equipment                                        0.4
-------------------------------------------------------------------
Electronics                                                 0.1
-------------------------------------------------------------------
Energy & Services                                           2.9
-------------------------------------------------------------------
Federal Farm Credit Bank                                    0.1
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                      7.0
-------------------------------------------------------------------
Federal National Mortgage Association                      13.5
-------------------------------------------------------------------
Financial Services                                         16.4
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.0
-------------------------------------------------------------------
Foreign Governments                                         6.2
-------------------------------------------------------------------
Forest & Paper Products                                     1.2
-------------------------------------------------------------------
Government National Mortgage Association                    5.9
-------------------------------------------------------------------
Health Services                                             0.6
-------------------------------------------------------------------
Hotels & Gaming                                             0.2
-------------------------------------------------------------------
Insurance                                                   2.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                7.7
-------------------------------------------------------------------
Machinery                                                   0.4
-------------------------------------------------------------------
Media & Entertainment                                       2.1
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.3
-------------------------------------------------------------------
Real Estate                                                 0.0
-------------------------------------------------------------------
Repurchase Agreement                                       16.0
-------------------------------------------------------------------
Retail                                                      0.9
-------------------------------------------------------------------
Software & Services                                         0.5
-------------------------------------------------------------------
Tennessee Valley Authority                                  0.2
-------------------------------------------------------------------
Transportation                                              1.8
-------------------------------------------------------------------
U.S. Inflation -- Indexed Securities                        0.9
-------------------------------------------------------------------
U.S. Treasury Bonds                                         1.0
-------------------------------------------------------------------
U.S. Treasury Notes                                         5.4
-------------------------------------------------------------------
Utilities                                                   6.7
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford U.S. Government Securities HLS Fund inception 3/24/1987
(subadvised by Hartford Investment Management Company)
PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                                                   LEHMAN BROTHERS INTERMEDIATE
                                                            U.S. GOVERNMENT SECURITIES FUND IA        GOVERNMENT BOND INDEX
                                                            ----------------------------------     ----------------------------
6/30/1995                                                                10000.00                            10000.00
7/31/1995                                                                 9946.15                            10005.00
8/31/1995                                                                10084.30                            10087.00
9/30/1995                                                                10184.50                            10154.60
10/31/1995                                                               10345.80                            10266.30
11/30/1995                                                               10508.10                            10391.60
12/31/1995                                                               10676.00                            10494.50
1/31/1996                                                                10734.10                            10582.60
2/29/1996                                                                10465.10                            10470.40
3/31/1996                                                                10386.80                            10422.30
4/30/1996                                                                10308.70                            10392.00
5/31/1996                                                                10293.40                            10386.80
6/28/1996                                                                10436.00                            10492.80
7/31/1996                                                                10459.30                            10525.30
8/31/1996                                                                10422.60                            10536.90
9/30/1996                                                                10609.30                            10672.80
10/31/1996                                                               10830.70                            10847.90
11/29/1996                                                               11021.10                            10979.10
12/31/1996                                                               10911.50                            10919.80
1/31/1997                                                                10948.80                            10961.30
2/28/1997                                                                10967.60                            10978.90
3/31/1997                                                                10840.90                            10916.30
4/30/1997                                                                11008.10                            11039.60
5/30/1997                                                                11099.90                            11125.70
6/30/1997                                                                11229.10                            11221.40
7/31/1997                                                                11512.60                            11427.90
8/31/1997                                                                11418.40                            11384.50
9/30/1997                                                                11588.50                            11508.60
10/31/1997                                                               11740.30                            11643.20
11/28/1997                                                               11774.20                            11668.80
12/31/1997                                                               11902.70                            11763.30
1/31/1998                                                                12069.20                            11916.30
2/27/1998                                                                12046.30                            11903.20
3/31/1998                                                                12090.40                            11940.10
4/30/1998                                                                12138.20                            11997.40
5/31/1998                                                                12264.30                            12080.20
6/30/1998                                                                12382.10                            12161.10
7/31/1998                                                                12394.00                            12207.30
8/31/1998                                                                12656.80                            12438.00
9/30/1998                                                                12951.00                            12727.80
10/31/1998                                                               12883.00                            12749.50
11/30/1998                                                               12930.00                            12709.90
12/31/1998                                                               12958.90                            12759.50
1/31/1999                                                                13014.50                            12816.90
2/28/1999                                                                12752.00                            12641.30
3/31/1999                                                                12821.40                            12724.80
4/30/1999                                                                12862.90                            12759.10
5/31/1999                                                                12729.80                            12681.30
6/30/1999                                                                12680.10                            12700.30
7/31/1999                                                                12635.10                            12701.60
8/31/1999                                                                12621.20                            12719.40
9/30/1999                                                                12775.80                            12828.80
10/31/1999                                                               12793.00                            12854.40
11/30/1999                                                               12780.20                            12863.40
12/31/1999                                                               12708.10                            12823.50
1/31/2000                                                                12653.30                            12779.90
2/29/2000                                                                12785.10                            12886.00
3/31/2000                                                                12942.80                            13032.90
4/30/2000                                                                12919.00                            13027.70
5/31/2000                                                                12924.00                            13062.90
6/30/2000                                                                13164.70                            13270.60
7/31/2000                                                                13268.00                            13358.20
8/31/2000                                                                13469.30                            13507.80
9/30/2000                                                                13582.70                            13625.30
10/31/2000                                                               13685.00                            13719.30
11/30/2000                                                               13930.50                            13921.00
12/31/2000                                                               14209.00                            14166.00
1/31/2001                                                                14374.50                            14354.40
2/28/2001                                                                14517.80                            14486.50
3/31/2001                                                                14585.30                            14590.80
4/30/2001                                                                14505.20                            14544.10
5/31/2001                                                                14560.50                            14603.70
6/30/2001                                                                14587.40                            14650.40
7/31/2001                                                                14892.50                            14924.40
8/31/2001                                                                15046.40                            15057.20
9/30/2001                                                                15323.10                            15379.40
10/31/2001                                                               15575.00                            15619.40
11/30/2001                                                               15355.10                            15433.50
12/31/2001                                                               15274.80                            15359.40
1/31/2002                                                                15376.90                            15425.50
2/28/2002                                                                15550.00                            15553.50
3/31/2002                                                                15351.80                            15318.60
4/30/2002                                                                15642.70                            15605.10
5/31/2002                                                                15775.70                            15714.30
6/30/2002                                                                15915.80                            15910.80
7/31/2002                                                                16218.80                            16209.90
8/31/2002                                                                16450.80                            16394.70
9/30/2002                                                                16748.80                            16676.70
10/31/2002                                                               16706.50                            16665.00
11/30/2002                                                               16600.90                            16533.30
12/31/2002                                                               16913.80                            16839.20
1/31/2003                                                                16928.10                            16802.20
2/28/2003                                                                17138.90                            16992.00
3/31/2003                                                                17124.80                            16995.60
4/30/2003                                                                17203.80                            17043.30
5/31/2003                                                                17450.90                            17310.90
6/30/2003                                                                17429.70                            17282.50
7/31/2003                                                                16849.80                            16863.00
8/31/2003                                                                16917.50                            16893.40
9/30/2003                                                                17235.80                            17259.60
10/31/2003                                                               17122.70                            17090.40
11/30/2003                                                               17145.30                            17091.70
12/31/2003                                                               17276.70                            17224.90
1/31/2004                                                                17369.40                            17318.30
2/29/2004                                                                17521.20                            17483.30
3/31/2004                                                                17618.80                            17605.00
4/30/2004                                                                17229.20                            17211.50
5/31/2004                                                                17168.30                            17156.40
6/30/2004                                                                17232.50                            17199.90
7/31/2004                                                                17347.40                            17324.50
8/31/2004                                                                17579.00                            17581.60
9/30/2004                                                                17583.40                            17588.60
10/31/2004                                                               17686.30                            17696.20
11/30/2004                                                               17538.40                            17531.60
12/31/2004                                                               17634.50                            17626.90
1/31/2005                                                                17676.30                            17649.50
2/28/2005                                                                17589.20                            17551.10
3/31/2005                                                                17552.60                            17507.50
4/30/2005                                                                17727.60                            17712.20
5/31/2005                                                                17840.40                            17853.30
6/30/2005                                                                17892.10                            17911.60

    --- U.S. GOVERNMENT SECURITIES FUND IA    --- LEHMAN BROTHERS INTERMEDIATE
        $10,000 starting value                    GOVERNMENT BOND INDEX
        $17,892 ending value                      $10,000 starting value
                                                  $17,912 ending value

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX is an unmanaged index of government bonds with maturities of between one and ten years. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS (as of 6/30/05)

                            YTD*    1 YEAR   5 YEAR   10 YEAR
-----------------------------------------------------------------
U.S. Government Securities
  IA                        1.46%   3.83%    6.33%     5.99%
-----------------------------------------------------------------
U.S. Government Securities
  IB(2)                     1.34%   3.57%    6.07%     5.73%
-----------------------------------------------------------------
Lehman Brothers
  Intermediate Gov't Bond
  Index                     1.62%   4.14%    6.18%     6.00%
-----------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

CHRISTOPHER HANLON, CFA
Senior Vice President

RUSSELL M. REGENAUER
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford U.S. Government Securities HLS Fund, Class IA returned 1.46% for the six-month period ended June 30, 2005. The Fund underperformed both the Lehman Brothers Intermediate Government Bond Index, which returned 1.62% and the Lipper General U.S. Government Variable Annuity-Underlying Funds Average, which returned 2.95% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

After showing strong signs of growth in the last half of 2004, in the first quarter of 2005, the markets showed concern that the economy may be losing some of its momentum. In particular, there was apprehension that inflation fueled by historically high oil prices and rising commodity costs could slow the growth of the recovering economy. As part of its plan to restrain inflation, the U.S. Federal Reserve (the "Fed") raised its target Federal Funds rate twice during the first quarter. Consequently, the yield curve flattened as short-term interest rates rose. Both the equity and fixed income markets retreated in the first quarter of 2005. The S&P 500 Index, a common benchmark for the domestic equity market, declined 2.15% in the first quarter. Similarly, the Lehman Aggregate Bond Index, which represents domestic investment grade bonds, lost 0.48% in the same period. Both the Fund and its benchmark, the Lehman Intermediate Government Index, were down for the quarter.

In the second quarter, interest rates generally decreased and the yield curve continued to flatten. Economic growth in the US was solid while growth overseas moderated. The Fed believes "the expansion remains firm" and continued to tighten at a "measured pace", 25 basis points at both the May and June Fed meetings. Although inflation remained subdued, the labor markets firmed and energy prices continued to climb. Demand from overseas investors helped to drive down the level of Treasury rates and improve the performance of spread sectors (sectors that have higher yields than Treasuries due to greater perceived risks). Government agency debt, mortgage-backed securities (MBS) and structured securities all had positive returns for the quarter and positive excess returns relative to Treasuries. Both the Fund and its benchmark achieved positive performance in the second quarter.

The Fund began the first quarter slightly short of duration to the benchmark, anticipating that the interest rates would rise and the yield curve would flatten. During the quarter, the Fund's duration was shortened further. While the duration stance added slightly to excess return, the Fund benefited most from its yield curve positioning. Sector and security selection had less impact upon the Fund in the first quarter. An underweight to Agency debt was a small detractor from performance, whereas the overweight to mortgage-backed securities
(MBS) and commercial mortgage-backed securities (CMBS) helped to enhance returns. Within the MBS sector, the overweights to 30-year and premium mortgage-backed securities added to returns.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Despite solid economic growth and rising inflation, Treasury rates generally declined in the second quarter. Thus, the Fund's lower-than-index duration detracted from performance as rates decreased steadily during April and May. While still shorter than the benchmark, the Fund's duration was extended in May, which benefited the Fund, and then was reduced again in June. Yield curve reshaping was a positive contributor to performance, as the Fund was positioned for a flatter yield curve. During the second quarter, the Fund increased its underweight to Treasury debt, favoring mortgage securities, Agency debt and CMBS, whose yields continue to offer value relative to Treasuries. The Fund reduced its underweight to Agency debt in half over the period as valuations improved. Expecting that higher labor and energy costs would add to consumer price increases, the Fund maintained a 4% allocation to TIPS. However, the allocation to TIPS detracted from relative performance as inflation expectations diminished during the quarter. The Fund's allocation to mortgage pass-throughs and Collateralized Mortgage Obligations (CMO's) contributed to higher yields and added to performance. As significant supply presented a buying opportunity, the Fund increased its allocation to AAA rated CMBS during June. Individual security selection in Treasury and agency debt detracted from performance during the period, but was positively offset by security selection in mortgage collateral.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We expect the economy to continue to expand in response to a continued easy monetary policy environment. Recent comments from the Fed indicate increased concern over inflationary pressures, and the Fed still appears committed to a measured pace of tightening monetary policy. Despite strong demand for bonds, interest rates should drift higher and the curve should continue to flatten over the longer term.

The Fund's duration will be flat-to-short the duration of the Lehman US Intermediate Government Index and will favor securities that perform well in an unchanged-to-rising interest rate environment. A flatter Treasury yield curve will somewhat reduce the attractiveness of MBS, but an unchanged-to-rising interest rate environment will lead to solid performance for MBS. MBS continue to offer good diversification and total return potential within an overall government mandate. The Fund will also maintain and look to add to its allocations to high quality CMBS, which should outperform MBS during large changes in interest rates. Given the tight levels on Agency debt, it is likely that the Fund will maintain its underweight to this sector.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Federal Home Loan Bank                                     14.7%
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                     15.1
-------------------------------------------------------------------
Federal National Mortgage Association                      28.4
-------------------------------------------------------------------
Financial Services                                          5.0
-------------------------------------------------------------------
Government National Mortgage Association                    6.3
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                8.1
-------------------------------------------------------------------
Repurchase Agreement                                       11.1
-------------------------------------------------------------------
Tennessee Valley Authority                                  1.4
-------------------------------------------------------------------
U.S. Inflation -- Indexed Securities                        4.1
-------------------------------------------------------------------
U.S. Treasury Bonds                                         9.3
-------------------------------------------------------------------
U.S. Treasury Notes                                         9.0
-------------------------------------------------------------------
U.S. Treasury Strips                                        1.4
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         4.0%
-------------------------------------------------------------------
Interest Only                                               1.0
-------------------------------------------------------------------
Short-Term Securities                                      19.2
-------------------------------------------------------------------
U.S. Government Agencies                                   67.3
-------------------------------------------------------------------
U.S. Government Securities                                 22.4
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.9)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Value Opportunities HLS Fund inception 5/1/1996
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 5/1/96 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                VALUE OPPORTUNITIES FUND IA          RUSSELL 3000 VALUE INDEX
                                                                ---------------------------          ------------------------
5/1/1996                                                                  10000.00                           10000.00
5/31/1996                                                                 10129.10                           10137.30
6/28/1996                                                                 10152.60                           10133.20
7/31/1996                                                                  9670.46                            9733.72
8/31/1996                                                                 10013.80                           10027.20
9/30/1996                                                                 10479.10                           10412.40
10/31/1996                                                                10543.90                           10785.40
11/29/1996                                                                11114.10                           11546.70
12/31/1996                                                                11148.60                           11452.30
1/31/1997                                                                 11531.80                           11967.90
2/28/1997                                                                 11681.60                           12137.40
3/31/1997                                                                 11265.30                           11712.20
4/30/1997                                                                 11663.00                           12171.80
5/30/1997                                                                 12333.60                           12880.40
6/30/1997                                                                 12654.00                           13443.00
7/31/1997                                                                 13333.50                           14410.00
8/31/1997                                                                 12878.40                           13967.80
9/30/1997                                                                 13491.90                           14820.50
10/31/1997                                                                13121.90                           14407.30
11/28/1997                                                                13693.30                           14996.30
12/31/1997                                                                13962.00                           15441.00
1/31/1998                                                                 14061.50                           15216.50
2/27/1998                                                                 14888.50                           16230.70
3/31/1998                                                                 15484.10                           17191.00
4/30/1998                                                                 15544.20                           17303.10
5/31/1998                                                                 15212.60                           17012.50
6/30/1998                                                                 15407.10                           17200.90
7/31/1998                                                                 14859.70                           16804.30
8/31/1998                                                                 12672.70                           14292.50
9/30/1998                                                                 13196.30                           15111.60
10/31/1998                                                                14024.90                           16221.90
11/30/1998                                                                14831.60                           16952.20
12/31/1998                                                                15308.60                           17525.70
1/31/1999                                                                 15533.00                           17623.30
2/28/1999                                                                 15131.00                           17301.60
3/31/1999                                                                 15552.70                           17623.30
4/30/1999                                                                 16659.70                           19266.70
5/31/1999                                                                 16264.70                           19111.10
6/30/1999                                                                 16918.40                           19675.90
7/31/1999                                                                 16402.90                           19107.40
8/31/1999                                                                 15897.80                           18399.80
9/30/1999                                                                 15218.80                           17776.80
10/31/1999                                                                15849.90                           18700.00
11/30/1999                                                                15904.30                           18569.90
12/31/1999                                                                16679.90                           18691.30
1/31/2000                                                                 16009.40                           18089.80
2/29/2000                                                                 15064.30                           16910.60
3/31/2000                                                                 17404.70                           18823.90
4/30/2000                                                                 17527.50                           18627.10
5/31/2000                                                                 17776.30                           18790.30
6/30/2000                                                                 16677.30                           18026.50
7/31/2000                                                                 17071.70                           18277.20
8/31/2000                                                                 18356.70                           19280.60
9/30/2000                                                                 17908.90                           19438.30
10/31/2000                                                                19251.30                           19880.50
11/30/2000                                                                18618.00                           19163.60
12/31/2000                                                                19764.50                           20193.50
1/31/2001                                                                 20668.50                           20303.20
2/28/2001                                                                 20121.70                           19774.90
3/31/2001                                                                 19137.10                           19102.30
4/30/2001                                                                 20568.00                           20035.40
5/31/2001                                                                 20579.50                           20490.10
6/30/2001                                                                 20432.30                           20124.70
7/31/2001                                                                 19883.20                           20053.40
8/31/2001                                                                 18839.40                           19300.20
9/30/2001                                                                 16741.70                           17887.50
10/31/2001                                                                16981.20                           17775.20
11/30/2001                                                                18263.80                           18825.40
12/31/2001                                                                19261.00                           19318.60
1/31/2002                                                                 18754.10                           19199.30
2/28/2002                                                                 18588.00                           19236.50
3/31/2002                                                                 19211.60                           20186.00
4/30/2002                                                                 17980.40                           19600.70
5/31/2002                                                                 17555.60                           19638.00
6/30/2002                                                                 15963.20                           18565.80
7/31/2002                                                                 14585.80                           16763.10
8/31/2002                                                                 14820.30                           16875.40
9/30/2002                                                                 13038.70                           15046.10
10/31/2002                                                                14207.30                           16096.30
11/30/2002                                                                15359.70                           17128.10
12/31/2002                                                                14454.90                           16384.70
1/31/2003                                                                 14126.20                           15983.30
2/28/2003                                                                 13679.70                           15550.10
3/31/2003                                                                 13697.30                           15585.50
4/30/2003                                                                 15291.00                           16964.90
5/31/2003                                                                 16498.30                           18104.20
6/30/2003                                                                 16717.10                           18336.60
7/31/2003                                                                 16939.10                           18655.80
8/31/2003                                                                 17669.50                           18977.40
9/30/2003                                                                 17651.40                           18789.80
10/31/2003                                                                18776.00                           19967.90
11/30/2003                                                                19400.70                           20277.00
12/31/2003                                                                20507.80                           21486.20
1/31/2004                                                                 21171.90                           21892.10
2/29/2004                                                                 21509.40                           22357.70
3/31/2004                                                                 21273.30                           22201.40
4/30/2004                                                                 20749.30                           21610.50
5/31/2004                                                                 20953.90                           21833.90
6/30/2004                                                                 21567.50                           22396.10
7/31/2004                                                                 20806.90                           22020.10
8/31/2004                                                                 20895.70                           22325.30
9/30/2004                                                                 21300.60                           22715.20
10/31/2004                                                                21912.40                           23090.60
11/30/2004                                                                23150.30                           24332.30
12/31/2004                                                                24378.50                           25126.70
1/31/2005                                                                 23656.80                           24635.00
2/28/2005                                                                 24487.30                           25423.70
3/31/2005                                                                 24113.80                           25060.20
4/30/2005                                                                 23260.20                           24540.40
5/31/2005                                                                 24271.80                           25204.80
6/30/2005                                                                 24777.40                           25551.80

    --- VALUE OPPORTUNITIES FUND IA    --- RUSSELL 3000 VALUE INDEX
        $10,000 starting value             $10,000 starting value
        $24,777 ending value               $25,552 ending value

RUSSELL 3000 VALUE INDEX is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS (as of 6/30/05)

                                                    SINCE
                         YTD*   1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------------
Value Opportunities IA   1.64%  14.88%    8.24%     10.40%
----------------------------------------------------------------
Value Opportunities
  IB(2)                  1.51%  14.60%    7.97%     10.13%
----------------------------------------------------------------
Russell 3000 Value
  Index                  1.69%  14.09%    7.23%     10.77%**
----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

 ** Return is from 4/30/96.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

JAMES H. AVERILL
Senior Vice President, Partner

JAMES N. MORDY
Senior Vice President, Partner
DAVID R. FASSNACHT, CFA
Senior Vice President, Partner

DAVID W. PALMER, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ended June 30, 2005, the Hartford Value Opportunities HLS Fund, Class IA returned 1.64%, modestly underperforming the Russell 3000 Value Index return of 1.69% and outperforming the Lipper Multi Cap Value Variable Annuity-Underlying Funds Average return of 0.45%.

WHY DID THE FUND PERFORM THIS WAY?

After an energetic run in the last quarter of 2004, the U.S. equity markets rested in the first half of 2005. There has undoubtedly been a lot to make people nervous: skyrocketing energy prices, a ballooning U.S. trade deficit, global real estate bubble, and prospective slowing in the U.S. and global economies. On the other hand, actual current economic activity has been reasonably robust, and equity market valuations unchallenging given the low interest rate environment. During this period, value stocks have again outperformed the S&P 500, by about 250 basis points, and mid-cap stocks actually outperformed both large-cap and small-cap stocks. The Fund's overweight position in the mid-range, which reflects the results of our bottoms-up research, has served us well.

The fund's out-performance versus Russell 3000 Value happened despite underweights in the two strongest market sectors (Energy and Utilities), and overweights in the two weakest (Technology and Materials). Fortunately the performance of the energy stocks we did own, most notably Marathon Oil Corp. (Energy & Services), compensated for the underweight. Coventry Health Care, Inc. (Health Services) continued its strong performance as a member of the exuberant HMO group, and Apollo Investment Corp. (Banks) appreciated nicely as the business development corporation was on schedule in leveraging the capital from its IPO. All three stocks were held at the end of the period. Material stocks were weak in the period as investors worried about deceleration of demand, particularly from China. In addition, our largest holdings in the area, Alcoa, Inc. (Metals, Minerals & Mining) and Sappi Ltd., ADR, (Forest & Paper Products) suffered from particular shortfalls in aluminum and coated paper markets. We do not expect a recession at this point and look for recovery of pricing as current inventory is chewed up. In the Financial area, which makes up almost a third of the portfolio and the value benchmark, we kept up despite a large and unsuccessful holding in Federal National Mortgage Association (U.S. Government Agencies), at one time our largest position. Here we were particularly disappointed in the failure of the company to come up to basic accounting standards, and the politics of the current situation leaves the future of the franchise uncertain. We no longer have the confidence necessary for an outsized position so we have cut back the exposure markedly. All three stocks were held in the portfolio as of the end of the period.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS THE OUTLOOK?

We think that the economy is experiencing a typical mid-cycle slowdown with the Federal Reserve ("the Fed") raising rates to prevent overheating. As in 1984 and 1994, we expect the Fed to succeed in slowing things down without tipping over into a recession. In this scenario, we believe economic and corporate profit growth would slow in the second half of the year, but business would still be pretty good. Excess liquidity would be more apt to be returned to shareholders than in the past, either through share repurchase, or preferably in the form of dividends encouraged by the low current tax rate on dividends. A favorable if not booming backdrop in combination with such shareholder-friendly behavior should be helpful to equities.

With traditional value stocks seemingly overvalued, we have been moving into growthier areas, most notably pharmaceuticals and selected technology names. As of the end of the period, the Fund was overweight Consumer Discretionary (importantly Cable, Auto Parts, and Retail), Health Care (Pharmaceuticals), Information Technology, and Materials, to a lesser extent. Underweights were in Consumer Staples, Utilities, Financials, Energy, Telecommunications, and Industrials, groups which we see as expensive relative to their growth prospects.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      18.2%
-------------------------------------------------------------------
Business Services                                           0.5
-------------------------------------------------------------------
Chemicals                                                   0.7
-------------------------------------------------------------------
Communications                                              2.9
-------------------------------------------------------------------
Computers & Office Equipment                                0.9
-------------------------------------------------------------------
Consumer Durables                                           1.7
-------------------------------------------------------------------
Consumer Non-Durables                                       1.5
-------------------------------------------------------------------
Drugs                                                       7.3
-------------------------------------------------------------------
Electrical Equipment                                        1.1
-------------------------------------------------------------------
Electronics                                                 9.4
-------------------------------------------------------------------
Energy & Services                                           8.4
-------------------------------------------------------------------
Forest & Paper Products                                     2.8
-------------------------------------------------------------------
Health Services                                             1.2
-------------------------------------------------------------------
Insurance                                                   9.1
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                4.1
-------------------------------------------------------------------
Machinery                                                   1.9
-------------------------------------------------------------------
Media & Entertainment                                       5.2
-------------------------------------------------------------------
Medical Instruments & Supplies                              0.4
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.9
-------------------------------------------------------------------
Real Estate                                                 0.8
-------------------------------------------------------------------
Repurchase Agreement                                        4.1
-------------------------------------------------------------------
Retail                                                      6.8
-------------------------------------------------------------------
Rubber & Plastics Products                                  2.3
-------------------------------------------------------------------
Software & Services                                         1.2
-------------------------------------------------------------------
Transportation                                              9.5
-------------------------------------------------------------------
U.S. Government Agencies                                    1.6
-------------------------------------------------------------------
Utilities                                                   1.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (7.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

 HARTFORD ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.1%
             FINANCIAL SERVICES -- 3.1%
$   16,385   Asset Securitization Corp., Series 1997-D4, Class
               A1D
               7.49% due 04/14/29..............................  $    17,185
    17,200   Asset Securitization Corp., Series 1997-D5, Class
               A1E
               6.93% due 02/14/41..............................       19,595
     7,560   Bank One Auto Securitization Trust, Series 2003-1,
               Class A3
               3.74% due 09/20/07..............................        7,496
    19,310   Capital Auto Receivables Asset Trust, Series
               2004-1, Class A3
               2.00% due 11/15/07..............................       19,039
     8,540   Capital One Auto Receivables Trust, Series 2003-1,
               Class A4
               2.59% due 09/15/09..............................        8,408
    20,000   Capital One Multi-Asset Execution Trust, Series
               2003-A6, Class A6
               2.95% due 08/17/09..............................       19,752
     3,155   Capital One Prime Auto Receivables Trust, Series
               2003-1, Class A3
               2.02% due 11/15/07..............................        3,130
    19,871   Carmax Auto Owner Trust, Series 2003-2, Class A3
               2.36% due 10/15/07..............................       19,739
     3,255   Centex Home Equity, Series 2005-A, Class AF4
               4.72% due 10/25/31..............................        3,249
    13,441   Chase Commercial Mortgage Securities Corp., Series
               1997-1, Class A2
               7.37% due 06/19/29..............................       13,911
     3,400   Citibank Credit Card Issuance Trust, Series
               2000-B1, Class B1
               7.05% due 09/17/07..............................        3,424
    16,000   Citibank Credit Card Issuance Trust, Series
               2004-A1, Class A1
               2.55% due 01/20/09..............................       15,664
    20,000   Connecticut RRB Special Purposes Trust CL&P,
               Series 2001-1, Class A3
               5.73% due 03/30/09..............................       20,349
     9,503   First Union-Lehman Brothers Commercial Mortgage
               Trust, Series 1997-C1, Class A3
               7.38% due 04/18/29..............................        9,856
    11,470   Harley-Davidson Motorcycle Trust, Series 2004-1,
               Class A2
               2.53% due 11/15/11..............................       11,173
    18,337   Household Automotive Trust, Series 2003-2, Class
               A3
               2.31% due 04/17/08..............................       18,214
    12,790   Nissan Auto Receivables Owner Trust, Series
               2003-A, Class A3
               2.01% due 11/15/07..............................       12,614
     5,917   Nissan Auto Receivables Owner Trust, Series
               2003-C, Class A3
               2.23% due 03/15/07..............................        5,892

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
             FINANCIAL SERVICES -- (CONTINUED)
$    9,448   Onyx Acceptance Grantor Trust, Series 2002-C,
               Class A4
               4.07% due 04/15/09..............................  $     9,450
     4,250   Onyx Acceptance Grantor Trust, Series 2004-A,
               Class A3
               2.19% due 03/17/08..............................        4,221
     9,383   Residential Asset Securities Corp., Series
               2004-KS1, Class AI2
               2.463% due 09/25/25.............................        9,333
    19,605   USAA Auto Owner Trust, Series 2004-1, Class A3
               2.06% due 04/15/08..............................       19,358
    20,000   WFS Financial Owner Trust, Series 2004-1, Class A3
               2.19% due 06/20/08..............................       19,821
    10,307   Wells Fargo Mortgage Backed Securities Trust,
               Series 2005-AR2, Class 2A2
               4.564% due 03/25/35.............................       10,282
    10,714   Wells Fargo Mortgage Backed Securities Trust,
               Series 2005-AR4, Class 2A2
               4.542% due 04/25/35.............................       10,664
     7,435   World Omni Auto Receivables Trust, Series 2002-A,
               Class A4
               4.05% due 07/15/09..............................        7,446
                                                                 -----------
                                                                     319,265
                                                                 -----------
             Total collateralized mortgage obligations (cost
               $319,712).......................................  $   319,265
                                                                 -----------
  SHARES
----------
COMMON STOCKS -- 65.8%
             BANKS -- 6.8%
     3,236   Bank of America Corp. ............................  $   147,585
     4,083   Citigroup, Inc. ..................................      188,751
     1,790   Credit Suisse Group...............................       70,068
     4,695   MBNA Corp. .......................................      122,829
         6   Mitsubishi Tokyo Financial Group, Inc. B..........       52,677
     2,278   State Street Corp. ...............................      109,909
                                                                 -----------
                                                                     691,819
                                                                 -----------
             BUSINESS SERVICES -- 0.7%
     3,142   Accenture Ltd. *..................................       71,220
                                                                 -----------
             CHEMICALS -- 0.8%
     1,508   Dow Chemical Co. (The)............................       67,160
       352   du Pont (E.I.) de Nemours & Co. ..................       15,144
                                                                 -----------
                                                                      82,304
                                                                 -----------
             COMMUNICATIONS -- 3.6%
     5,091   AT&T Corp. .......................................       96,936
     5,206   Motorola, Inc. ...................................       95,069
       466   Research in Motion Ltd. *.........................       34,345
     2,825   Sprint Corp.-FON Group +..........................       70,874

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE #
----------                                                       -----------
COMMON STOCKS -- (CONTINUED)
             COMMUNICATIONS -- (CONTINUED)
     2,152   XM Satellite Radio Holdings, Inc. *+..............  $    72,433
                                                                 -----------
                                                                     369,657
                                                                 -----------
             COMPUTERS & OFFICE EQUIPMENT -- 1.9%
     1,025   3M Co. +..........................................       74,136
     2,258   EMC Corp. *.......................................       30,963
     2,218   Hewlett-Packard Co. ..............................       52,148
       435   International Business Machines Corp. ............       32,292
                                                                 -----------
                                                                     189,539
                                                                 -----------
             CONSUMER NON-DURABLES -- 1.6%
     3,149   Procter & Gamble Co. (The) +......................      166,083
                                                                 -----------
             DRUGS -- 8.5%
     2,032   Abbott Laboratories...............................       99,579
     2,475   Amgen, Inc. *.....................................      149,632
       558   AstraZeneca PLC B.................................       23,010
       826   AstraZeneca PLC, ADR..............................       34,064
     2,344   Eli Lilly & Co. ..................................      130,556
       510   Forest Laboratories, Inc. *.......................       19,810
       576   Genzyme Corp. *...................................       34,582
       665   Gilead Sciences, Inc. *...........................       29,253
     5,447   Pfizer, Inc. .....................................      150,233
       533   Roche Holdings AG B...............................       67,227
     2,399   Sanofi-Synthelabo S.A., ADR +.....................       98,339
     1,111   Schering-Plough Corp. ............................       21,181
                                                                 -----------
                                                                     857,466
                                                                 -----------
             ELECTRICAL EQUIPMENT -- 0.2%
       390   KLA -- Tencor Corp. +.............................       17,034
                                                                 -----------
             ELECTRONICS -- 5.5%
     8,757   Cisco Systems, Inc. *.............................      167,344
     6,722   General Electric Co. .............................      232,921
     3,264   Intel Corp. ......................................       85,052
       147   Samsung Electronics Co., Ltd. B...................       69,462
                                                                 -----------
                                                                     554,779
                                                                 -----------
             ENERGY & SERVICES -- 5.5%
       477   Chevron Corp. ....................................       26,646
     1,562   ConocoPhillips....................................       89,811
       293   Devon Energy Corp. +..............................       14,849
     2,807   ExxonMobil Corp. .................................      161,330
       363   GlobalSantaFe Corp. +.............................       14,790
       582   Occidental Petroleum Corp. .......................       44,750
     1,891   Schlumberger Ltd. ................................      143,572
       162   Suncor Energy, Inc. ..............................        7,675
       486   Total S.A., ADR +.................................       56,836
                                                                 -----------
                                                                     560,259
                                                                 -----------
             FINANCIAL SERVICES -- 1.6%
       589   Goldman Sachs Group, Inc. ........................       60,069
       478   Orix Corp. B......................................       71,405
     6,509   UniCredito Italiano S.p.A. B......................       34,315
                                                                 -----------
                                                                     165,789
                                                                 -----------

                                                                   MARKET
  SHARES                                                           VALUE #
----------                                                       -----------
             FOOD, BEVERAGE & TOBACCO -- 3.1%
     2,976   Coca-Cola Co. (The)...............................  $   124,248
     1,312   General Mills, Inc. +.............................       61,398
     2,386   PepsiCo., Inc. ...................................      128,682
                                                                 -----------
                                                                     314,328
                                                                 -----------
             HOTELS & GAMING -- 0.1%
       234   Starwood Hotels & Resorts Worldwide, Inc. ........       13,700
                                                                 -----------
             INSURANCE -- 3.6%
     3,974   American International Group, Inc. ...............      230,878
       816   Marsh & McLennan Cos., Inc. ......................       22,609
     2,091   St. Paul Travelers Cos., Inc. (The) +.............       82,662
       445   WellPoint, Inc. *.................................       31,004
                                                                 -----------
                                                                     367,153
                                                                 -----------
             MACHINERY -- 2.8%
     4,433   Applied Materials, Inc. +.........................       71,723
     1,362   Caterpillar, Inc. ................................      129,822
       749   Deere & Co. ......................................       49,059
       432   Ingersoll Rand Co., Ltd. .........................       30,852
                                                                 -----------
                                                                     281,456
                                                                 -----------
             MEDIA & ENTERTAINMENT -- 2.3%
     9,144   Time Warner, Inc. *...............................      152,795
     1,816   Viacom, Inc., Class B.............................       58,155
       997   Walt Disney Co. (The).............................       25,102
                                                                 -----------
                                                                     236,052
                                                                 -----------
             MEDICAL INSTRUMENTS & SUPPLIES -- 1.6%
     1,291   BHP Billiton Ltd., ADR +..........................       35,236
     2,427   Medtronic, Inc. +.................................      125,689
                                                                 -----------
                                                                     160,925
                                                                 -----------
             METALS, MINERALS & MINING -- 2.0%
     3,381   Alcoa, Inc. ......................................       88,356
       888   Illinois Tool Works, Inc. +.......................       70,780
     1,307   Rio Tinto PLC B...................................       39,807
                                                                 -----------
                                                                     198,943
                                                                 -----------
             REAL ESTATE INVESTMENT TRUST -- 0.2%
       613   General Growth Properties, Inc. +.................       25,189
                                                                 -----------
             RETAIL -- 4.1%
     2,025   Costco Wholesale Corp. ...........................       90,747
       265   Dollar General Corp. .............................        5,393
     1,061   Federated Department Stores, Inc. +...............       77,721
     3,472   Gap, Inc. (The)...................................       68,580
     3,436   Home Depot, Inc. (The)............................      133,641
       201   Target Corp. .....................................       10,947
       690   Wal-Mart Stores, Inc. ............................       33,277
                                                                 -----------
                                                                     420,306
                                                                 -----------
             SOFTWARE & SERVICES -- 4.5%
       636   Electronic Arts, Inc. *+..........................       35,976
     2,291   First Data Corp. .................................       91,941
    10,641   Microsoft Corp. ..................................      264,332

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE #
----------                                                       -----------
COMMON STOCKS -- (CONTINUED)
             SOFTWARE & SERVICES -- (CONTINUED)
     1,823   Yahoo!, Inc. *....................................  $    63,153
                                                                 -----------
                                                                     455,402
                                                                 -----------
             TRANSPORTATION -- 3.6%
     1,123   Boeing Co. (The)..................................       74,111
     1,131   Carnival Corp. ...................................       61,680
       157   FedEx Corp. +.....................................       12,678
       770   Lockheed Martin Corp. ............................       49,950
     1,817   Toyota Motor Corp. B..............................       64,823
     1,883   United Technologies Corp. ........................       96,692
                                                                 -----------
                                                                     359,934
                                                                 -----------
             U.S. GOVERNMENT AGENCIES -- 0.8%
     1,379   Federal National Mortgage Association.............       80,534
                                                                 -----------
             UTILITIES -- 0.4%
       286   Exelon Corp. .....................................       14,691
       746   Williams Cos., Inc. (The).........................       14,174
                                                                      28,865
                                                                 -----------
             Total common stocks
               (cost $6,223,978)...............................  $ 6,668,736
                                                                 -----------
PRINCIPAL
  AMOUNT
----------
CORPORATE NOTES: INVESTMENT GRADE -- 12.3%
             BANKS -- 2.2%
$    4,830   BB&T Corp.
               4.90% due 06/30/17..............................  $     4,843
    20,000   Bank of America Corp.
               5.875% due 02/15/09.............................       21,138
     1,000   Bank of America Corp.
               6.20% due 02/15/06..............................        1,014
    25,000   Bayerische Landesbank Girozentrale,
               NY Shares
               5.65% due 02/01/09..............................       26,174
     6,500   Citigroup, Inc.
               3.625% due 02/09/09.............................        6,393
     8,800   Citigroup, Inc.
               6.00% due 10/31/33..............................        9,767
     1,000   Citigroup, Inc.
               6.50% due 01/18/11..............................        1,104
     8,920   Credit Suisse First Boston USA, Inc.
               4.875% due 01/15/15.............................        9,026
    16,500   Ford Motor Credit Co.
               6.625% due 06/16/08.............................       16,296
    11,550   HSBC Bank USA N.A.
               3.875% due 09/15/09.............................       11,387
       750   KeyCorp. Capital II
               6.875% due 03/17/29.............................          846
    27,025   Morgan (J.P.) Chase & Co.
               5.125% due 09/15/14.............................       27,645
    24,000   Natexis Banques Populaires
               7.00% due 11/14/05..............................       24,233
       750   National City Corp.
               6.875% due 05/15/19.............................          888

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
             BANKS -- (CONTINUED)
$      500   Republic New York Capital One
               7.75% due 11/15/26..............................  $       536
       500   State Street Corp.
               7.65% due 06/15/10..............................          579
    30,000   Toyota Motor Credit Corp.
               5.50% due 12/15/08..............................       31,306
    13,400   U.S. Bank N.A.
               4.95% due 10/30/14..............................       13,772
    13,685   Wachovia Bank N.A.
               5.80% due 12/01/08..............................       14,414
     1,000   Wells Fargo Bank N.A.
               6.45% due 02/01/11..............................        1,103
                                                                 -----------
                                                                     222,464
                                                                 -----------
             CHEMICALS -- 0.1%
     9,825   Diageo Capital PLC
               4.375% due 05/03/10.............................        9,876
     4,000   Rohm & Haas Co.
               7.40% due 07/15/09..............................        4,448
                                                                 -----------
                                                                      14,324
                                                                 -----------
             COMMUNICATIONS -- 0.3%
    10,000   BellSouth Telecommunications
               6.375% due 06/01/28.............................       11,105
     8,500   Deutsche Telekom International Finance BV
               8.75% due 06/15/30..............................       11,509
       750   Telecommunications de Puerto Rico, Inc.
               6.65% due 05/15/06..............................          765
       500   Verizon Global Funding Corp.
               7.25% due 12/01/10..............................          567
       500   Verizon Global Funding Corp.
               7.75% due 12/01/30..............................          646
     1,250   Vodafone Group PLC
               7.875% due 02/15/30.............................        1,675
                                                                 -----------
                                                                      26,267
                                                                 -----------
             CONSUMER NON-DURABLES -- 0.4%
    13,140   Colgate-Palmolive Co.
               5.58% due 11/06/08..............................       13,809
    21,100   Procter & Gamble Co. (The)
               9.36% due 01/01/21..............................       28,230
                                                                 -----------
                                                                      42,039
                                                                 -----------
             CONSUMER SERVICES -- 0.5%
    36,522   Postal Square LP
               8.95% due 06/15/22..............................       48,444
                                                                 -----------
             DRUGS -- 0.6%
    21,300   Pharmacia Corp.
               6.60% due 12/01/28..............................       25,969
    26,000   Wyeth
               7.25% due 03/01/23..............................       31,427
                                                                 -----------
                                                                      57,396
                                                                 -----------
             EDUCATION -- 0.1%
    10,900   Harvard University
               8.125% due 04/15/07.............................       11,693
                                                                 -----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             ELECTRICAL EQUIPMENT -- 0.6%
$   30,000   Danaher Corp.
               6.00% due 10/15/08..............................  $    31,866
    24,950   Rockwell Automation, Inc.
               6.70% due 01/15/28..............................       30,760
                                                                 -----------
                                                                      62,626
                                                                 -----------
             ELECTRONICS -- 0.4%
    34,425   General Electric Co.
               5.00% due 02/01/13..............................       35,544
       500   Heller Financial, Inc.
               6.375% due 03/15/06.............................          508
                                                                 -----------
                                                                      36,052
                                                                 -----------
             ENERGY & SERVICES -- 0.2%
    12,250   Amoco Co.
               6.50% due 08/01/07..............................       12,835
     1,000   ConocoPhillips Holding Co.
               6.95% due 04/15/29..............................        1,256
     1,000   Texaco Capital, Inc.
               8.625% due 06/30/10.............................        1,202
                                                                 -----------
                                                                      15,293
                                                                 -----------
             FINANCIAL SERVICES -- 1.2%
    30,000   AXA Financial, Inc.
               7.00% due 04/01/28..............................       36,565
    17,000   Berkshire Hathaway Finance Corp.
               4.85% due 01/15/15..............................       17,160
    16,355   ERAC USA Finance Co. @
               7.35% due 06/15/08..............................       17,646
    67,200   Resolution Funding Corp.
               4.191% due 04/15/14.............................       46,666
     1,250   Santandar Central Hispano Issuances Ltd.
               7.625% due 11/03/09.............................        1,413
                                                                 -----------
                                                                     119,450
                                                                 -----------
             FOOD, BEVERAGE & TOBACCO -- 0.7%
       750   Anheuser Busch Cos., Inc.
               7.55% due 10/01/30..............................        1,016
    16,500   Coca-Cola Enterprises, Inc.
               6.75% due 09/15/28..............................       19,871
       500   Coca-Cola Enterprises, Inc.
               8.50% due 02/01/22..............................          684
    19,555   ConAgra Foods, Inc.
               7.875% due 09/15/10.............................       22,502
    26,400   PepsiAmericas, Inc.
               6.375% due 05/01/09.............................       28,353
                                                                 -----------
                                                                      72,426
                                                                 -----------
             FOREST & PAPER PRODUCTS -- 0.1%
    10,225   Weyerhaeuser Co.
               7.375% due 03/15/32.............................       12,057
                                                                 -----------
             INSURANCE -- 1.8%
    16,800   ACE INA Holdings, Inc.
               5.875% due 06/15/14.............................       17,606
       500   American General Corp.
               6.625% due 02/15/29.............................          585

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
             INSURANCE -- (CONTINUED)
$   10,000   Cincinnati Financial Corp.
               6.90% due 05/15/28..............................  $    11,955
    27,000   Jackson National Life Insurance Co. @
               8.15% due 03/15/27..............................       35,503
     8,750   Liberty Mutual Group @
               5.75% due 03/15/14..............................        8,809
    30,000   New England Mutual Life Insurance Co. @
               7.875% due 02/15/24.............................       39,155
     1,250   Prudential Insurance Co. of America @
               6.375% due 07/26/06.............................        1,279
     1,000   Reliastar Financial Corp. +
               8.00% due 10/30/06..............................        1,047
    27,600   Torchmark Corp.
               8.25% due 08/15/09..............................       31,282
    15,000   UnitedHealth Group, Inc. +
               4.75% due 02/10/14..............................       15,232
    15,000   UnitedHealth Group, Inc.
               5.00% due 08/15/14..............................       15,521
     2,760   Willis Group North America, Inc.
               5.625% due 07/15/15.............................        2,778
                                                                 -----------
                                                                     180,752
                                                                 -----------
             MEDIA & ENTERTAINMENT -- 0.8%
    13,500   COX Communications, Inc. +
               5.45% due 12/15/14..............................       13,779
    15,000   Comcast Cable Communications
               6.875% due 06/15/09.............................       16,340
     1,000   Comcast Cable Communications
               8.50% due 05/01/27..............................        1,341
    16,800   Comcast Corp.
               5.65% due 06/15/35..............................       16,730
    10,400   Times Mirror Co.
               7.50% due 07/01/23..............................       13,004
    20,000   Walt Disney Co. (The)
               6.375% due 03/01/12.............................       22,118
                                                                 -----------
                                                                      83,312
                                                                 -----------
             MEDICAL INSTRUMENTS & SUPPLIES -- 0.3%
    22,000   Becton, Dickinson & Co.
               6.70% due 08/01/28..............................       26,605
                                                                 -----------
             METALS, MINERALS & MINING -- 0.4%
    30,000   Alcan, Inc.
               7.25% due 11/01/28..............................       36,577
                                                                 -----------
             REAL ESTATE INVESTMENT TRUST -- 0.2%
    20,000   Liberty Property LP
               7.25% due 08/15/07..............................       21,071
                                                                 -----------
             RETAIL -- 0.6%
     3,205   CVS Corp.
               4.875% due 09/15/14.............................        3,258
    20,200   Target Corp.
               5.875% due 11/01/08.............................       21,292

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             RETAIL -- (CONTINUED)
$   30,000   Wal-Mart Stores, Inc.
               6.875% due 08/10/09.............................  $    33,061
                                                                 -----------
                                                                      57,611
                                                                 -----------
             TRANSPORTATION -- 0.3%
     9,550   DaimlerChrysler NA Holding Corp
               6.50% due 11/15/13..............................       10,335
    15,000   FedEx Corp.
               3.50% due 04/01/09..............................       14,619
    15,358   SCL Terminal Aereo Santiago S.A. @
               6.95% due 07/01/12..............................       16,257
                                                                 -----------
                                                                      41,211
                                                                 -----------
             UTILITIES -- 0.5%
     1,000   Alabama Power Co.
               7.125% due 10/01/07.............................        1,064
    40,000   Kansas City Power & Light Co.
               7.125% due 12/15/05.............................       40,594
    17,285   Northern Border Pipeline Co.
               7.75% due 09/01/09..............................       19,376
       750   TransCanada PipeLines Ltd.
               6.49% due 01/21/09..............................          802
                                                                 -----------
                                                                      61,836
                                                                 -----------
             Total corporate notes: investment grade (cost
               $1,149,737).....................................  $ 1,249,506
                                                                 -----------
MUNICIPAL BONDS -- 0.2%
             FINANCIAL SERVICES -- 0.2%
$   10,000   Oregon School Board Association
             4.759% due 06/30/28...............................  $    10,024
    10,000   State of Illinois
               5.10% due 06/01/33..............................       10,426
                                                                      20,450
                                                                 -----------
             Total municipal bonds
               (cost $19,888)..................................  $    20,450
                                                                 -----------
U.S. GOVERNMENT AGENCIES -- 2.3%
             FICO STRIP BONDS -- 0.1%
$   17,617   4.33% due 12/06/13 -- 12/27/13....................  $    12,254
                                                                 -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
    13,250   2.50% due 04/15/13................................       12,843
                                                                 -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
    22,946   5.00% due 01/01/19 -- 06/01/19....................       23,216
         1   9.00% due 03/01/21................................            2
                                                                      23,218
                                                                 -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.6%
    12,197   5.00% due 05/15/33 -- 09/15/34....................       12,308
    14,625   6.00% due 06/15/24 -- 10/15/34....................       15,113

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
             GOVERNMENT NATIONAL MORTGAGE
             ASSOCIATION -- (CONTINUED)
$    5,959   6.50% due 03/15/26 -- 06/15/28....................  $     6,239
    24,706   7.00% due 06/15/26 -- 11/15/32....................       26,172
       198   7.50% due 09/15/23................................          214
     3,924   8.00% due 09/15/26 -- 02/15/31....................        4,241
       254   9.00% due 06/20/16 -- 01/15/23....................          278
                                                                 -----------
                                                                      64,565
                                                                 -----------
             TENNESSEE VALLEY AUTHORITY -- 1.3%
    64,300   4.375% due 06/15/15...............................       64,768
    50,000   6.00% due 03/15/13................................       56,125
                                                                 -----------
                                                                     120,893
                                                                 -----------
             Total U.S. government agencies
               (cost $226,748).................................  $   233,773
                                                                 -----------
U.S. GOVERNMENT SECURITIES -- 12.6%
             U.S. TREASURY BONDS -- 7.4%
$  300,000   2.50% due 10/31/06 +..............................  $   295,734
    68,500   5.375% due 02/15/31 +.............................       80,830
   300,000   6.25% due 08/15/23 +..............................      373,863
                                                                 -----------
                                                                     750,427
                                                                 -----------
             U.S. TREASURY NOTES -- 5.2%
   374,950   2.375% due 08/15/06 +++...........................      370,050
    62,300   3.00% due 11/15/07 +..............................       61,395
   100,000   3.25% due 08/15/08 +..............................       98,754
                                                                 -----------
                                                                     530,199
                                                                 -----------
             Total U.S. government securities
               (cost $1,223,487)...............................  $ 1,280,626
                                                                 -----------
  SHARES
----------
SHORT-TERM SECURITIES -- 19.8%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 18.6%
 1,885,073   BNY Institutional Cash Reserves Fund..............  $ 1,885,073
                                                                 -----------
PRINCIPAL
  AMOUNT
----------
             REPURCHASE AGREEMENT -- 1.2%
$   27,750   Bank of America Tri-Party Joint Repurchase
               Agreement (See Note 2(d))
               3.43% due 07/01/05..............................  $    27,750
    14,147   Deutsche Bank Securities Tri-Party Joint
               Repurchase Agreement (See Note 2(d))
               3.40% due 07/01/05..............................       14,147
    14,147   J.P. Morgan Chase Tri-Party Joint Repurchase
               Agreement (See Note 2(d))
               3.43% due 07/01/05..............................       14,147
     5,773   UBS Securities Joint Repurchase Agreement (See
               Note 2(d))
               2.93% due 07/01/05..............................        5,773

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
SHORT-TERM SECURITIES -- (CONTINUED)
             REPURCHASE AGREEMENT -- (CONTINUED)
$   60,942   UBS Securities Tri-Party Joint Repurchase
               Agreement (See Note 2(d))
               3.45% due 07/01/05..............................  $    60,942
                                                                 -----------
                                                                     122,759
                                                                 -----------
             Total short-term securities
               (cost $2,007,832)...............................  $ 2,007,832
                                                                 -----------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $11,171,382) O -- 116.2%............   11,780,188
             OTHER ASSETS, LESS LIABILITIES -- (16.2%).........   (1,642,535)
                                                                 -----------
             NET ASSETS -- 100%................................  $10,137,653
                                                                 ===========

Note: Market value of investments in foreign securities represents 7.8% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $118,649 or 1.2% of net assets.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $422,726, which represents 4.2% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $11,207,342 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 812,215
      Unrealized depreciation.......................   (239,369)
                                                      ---------
      Net unrealized appreciation...................  $ 572,846
                                                      =========

  ++ The Fund had 2,080 S&P Emini September 2005 Futures contracts and 1,120 5 Year U.S. Treasury Notes September 2005 Futures contracts open as of June 30, 2005. These contracts had a value of $2,375 as of June 30, 2005 and were collateralized by a U.S. Treasury Note, 2.375% due 8/15/06, with a market value of $13,610.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Japanese Yen                                      Buy             $2,695          $2,717          7/1/2005              $(22)
Swiss Franc                                      Sell             2,865            2,862          7/5/2005                (3)
                                                                                                                        ----
                                                                                                                        $(25)
                                                                                                                        ====

The accompanying notes are an integral part of this financial statement.

 HARTFORD BLUE CHIP STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE #
------                                                       --------
COMMON STOCKS -- 99.5%
         BANKS -- 11.4%
   39    American Express Co. .............................  $  2,071
   37    Bank of America Corp. ............................     1,688
    9    Bank of New York Co., Inc. (The)..................       262
  117    Citigroup, Inc. ..................................     5,412
   30    Mellon Financial Corp. ...........................       869
   31    Northern Trust Corp. .............................     1,395
   24    SLM Corp. ........................................     1,234
   61    State Street Corp. ...............................     2,938
   23    U.S. Bancorp......................................       677
   22    Wells Fargo & Co. ................................     1,373
                                                             --------
                                                               17,919
                                                             --------
         BUSINESS SERVICES -- 1.6%
   27    Accenture Ltd. *..................................       610
   19    Cendant Corp. ....................................       427
    6    Omnicom Group, Inc. ..............................       447
    9    Paychex, Inc. ....................................       283
   25    eBay, Inc. *......................................       809
                                                             --------
                                                                2,576
                                                             --------
         CHEMICALS -- 0.5%
   12    Monsanto Co. .....................................       780
                                                             --------
         COMMUNICATIONS -- 4.1%
   10    America Movil S.A. de C.V., ADR...................       566
   59    Nextel Communications, Inc., Class A *............     1,893
    5    Nextel Partners, Inc. *...........................       128
   76    Nokia Corp., ADR..................................     1,263
   27    QUALCOMM, Inc. ...................................       878
    7    Research in Motion Ltd. *.........................       487
    5    Rockwell Collins, Inc. ...........................       224
    9    Rogers Communications, Inc. ......................       309
   22    TELUS Corp. ......................................       738
                                                             --------
                                                                6,486
                                                             --------
         COMPUTERS & OFFICE EQUIPMENT -- 3.3%
   81    Dell, Inc. *......................................     3,200
   71    EMC Corp. *.......................................       978
   36    International Game Technology.....................     1,013
                                                             --------
                                                                5,191
                                                             --------
         CONSUMER NON-DURABLES -- 3.2%
   27    Gillette Co. (The)................................     1,372
   14    Procter & Gamble Co. (The)........................       760
   18    Sysco Corp. ......................................       666
   78    Tyco International Ltd. ..........................     2,283
                                                             --------
                                                                5,081
                                                             --------
         DRUGS -- 6.2%
    6    Abbott Laboratories...............................       299
   40    Amgen, Inc. *.....................................     2,424
    7    Biogen Idec, Inc. *...............................       255
    3    Eli Lilly & Co. ..................................       162
   21    Genentech, Inc. *.................................     1,654
   34    Gilead Sciences, Inc. *...........................     1,487
    4    IVAX Corp. *......................................        86

                                                              MARKET
SHARES                                                       VALUE #
------                                                       --------
         DRUGS -- (CONTINUED)
   56    Pfizer, Inc. .....................................  $  1,535
    2    Sepracor, Inc. *..................................       114
   23    Teva Pharmaceutical Industries Ltd., ADR..........       704
   24    Wyeth.............................................     1,067
                                                             --------
                                                                9,787
                                                             --------
         EDUCATION -- 0.9%
   18    Apollo Group, Inc. *..............................     1,408
                                                             --------
         ELECTRICAL EQUIPMENT -- 2.3%
   63    Danaher Corp. ....................................     3,313
    5    KLA -- Tencor Corp. ..............................       236
                                                             --------
                                                                3,549
                                                             --------
         ELECTRONICS -- 10.6%
   38    Analog Devices, Inc. .............................     1,433
  115    Cisco Systems, Inc. *.............................     2,192
  141    General Electric Co. .............................     4,872
  102    Intel Corp. ......................................     2,656
   11    Linear Technology Corp. ..........................       404
   14    Marvell Technology Group Ltd. *...................       536
   45    Maxim Integrated Products, Inc. ..................     1,719
   10    Microchip Technology, Inc. .......................       302
    1    Samsung Electronics Co., Ltd., GDR B..............       310
   39    Texas Instruments, Inc. ..........................     1,092
   44    Xilinx, Inc. .....................................     1,125
                                                             --------
                                                               16,641
                                                             --------
         ENERGY & SERVICES -- 4.6%
    6    BJ Services Co. ..................................       294
   42    Baker Hughes, Inc. ...............................     2,133
   24    ExxonMobil Corp. .................................     1,397
   12    Murphy Oil Corp. .................................       616
   32    Schlumberger Ltd. ................................     2,400
   --    Total S.A., ADR @@................................        47
    7    Transocean, Inc. *................................       383
                                                             --------
                                                                7,270
                                                             --------
         FINANCIAL SERVICES -- 6.2%
   62    Ameritrade Holding Corp. *........................     1,158
   79    Charles Schwab Corp. (The)........................       894
   28    Franklin Resources, Inc. .........................     2,163
   13    Goldman Sachs Group, Inc. ........................     1,306
   20    Legg Mason, Inc. .................................     2,119
   29    Merrill Lynch & Co., Inc. ........................     1,601
   10    Morgan Stanley Dean Witter & Co. .................       535
                                                             --------
                                                                9,776
                                                             --------
         FOOD, BEVERAGE & TOBACCO -- 1.5%
   10    Altria Group, Inc. ...............................       653
    8    Coca-Cola Co. (The)...............................       334
   26    PepsiCo., Inc. ...................................     1,408
                                                             --------
                                                                2,395
                                                             --------
         HEALTH SERVICES -- 0.3%
   11    Caremark Rx, Inc. *...............................       499
                                                             --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE #
------                                                       --------
COMMON STOCKS -- (CONTINUED)
         HOTELS & GAMING -- 0.8%
   12    Marriott International, Inc., Class A.............  $    791
    9    Wynn Resorts Ltd. *...............................       440
                                                             --------
                                                                1,231
                                                             --------
         INSURANCE -- 8.1%
    2    AFLAC, Inc. ......................................        82
   44    American International Group, Inc. ...............     2,545
   30    Marsh & McLennan Cos., Inc. ......................       839
  110    UnitedHealth Group, Inc. .........................     5,725
   50    WellPoint, Inc. *.................................     3,496
    2    Willis Group Holdings Ltd. .......................        56
                                                             --------
                                                               12,743
                                                             --------
         MACHINERY -- 1.7%
   15    Deere & Co. ......................................       989
   26    Smith International, Inc. ........................     1,643
                                                             --------
                                                                2,632
                                                             --------
         MEDIA & ENTERTAINMENT -- 5.5%
   45    Comcast Corp. *...................................     1,342
   12    Harrah's Entertainment, Inc. .....................       829
   29    InterActiveCorp. *................................       693
   56    Liberty Media Corp., Class A *....................       575
    5    McGraw-Hill Cos., Inc. (The)......................       221
   62    News Corp., Inc. .................................     1,008
   19    Scripps (E.W.) Co. (The), Class A.................       913
   98    Time Warner, Inc. *...............................     1,636
   43    Viacom, Inc., Class B.............................     1,371
    4    Walt Disney Co. (The).............................        88
                                                             --------
                                                                8,676
                                                             --------
         MEDICAL INSTRUMENTS & SUPPLIES -- 4.1%
   20    Biomet, Inc. .....................................       689
    9    Boston Scientific Corp. *.........................       243
   32    Johnson & Johnson.................................     2,087
   39    Medtronic, Inc. ..................................     2,009
   17    St. Jude Medical, Inc. *..........................       737
   16    Stryker Corp. ....................................       747
                                                             --------
                                                                6,512
                                                             --------
         METALS, MINERALS & MINING -- 1.0%
    2    BHP Billiton Ltd. B...............................        26
   62    Corning, Inc. *...................................     1,024
    6    Fortune Brands, Inc. .............................       497
                                                             --------
                                                                1,547
                                                             --------
         RETAIL -- 8.0%
   17    Amazon.com, Inc. *................................       562
   18    Best Buy Co., Inc. ...............................     1,217
   21    CVS Corp. ........................................       622

                                                              MARKET
SHARES                                                       VALUE #
------                                                       --------
         RETAIL -- (CONTINUED)
   60    Home Depot, Inc. (The)............................  $  2,338
   29    Kohl's Corp. *....................................     1,621
   21    McDonald's Corp. .................................       580
    3    Starbucks Corp. *.................................       160
   46    Target Corp. .....................................     2,519
   60    Wal-Mart Stores, Inc. ............................     2,897
                                                             --------
                                                               12,516
                                                             --------
         SOFTWARE & SERVICES -- 10.3%
   27    Adobe Systems, Inc. ..............................       761
   --    Affiliated Computer Services, Inc., Class A *@@...        20
   25    Automatic Data Processing, Inc. ..................     1,041
    6    ChoicePoint, Inc. *...............................       256
   25    First Data Corp. .................................       999
   16    Fiserv, Inc. *....................................       679
    6    Google, Inc. *....................................     1,735
   21    Intuit, Inc. *....................................       938
   31    Juniper Networks, Inc. *..........................       791
  193    Microsoft Corp. ..................................     4,802
  102    Oracle Corp. *....................................     1,350
   30    VERITAS Software Corp. *..........................       731
   54    Yahoo!, Inc. *....................................     1,871
                                                             --------
                                                               15,974
                                                             --------
         TRANSPORTATION -- 3.3%
   40    Carnival Corp. ...................................     2,193
    5    General Dynamics Corp. ...........................       559
   28    Honeywell International, Inc. ....................     1,040
   17    Lockheed Martin Corp. ............................     1,116
    2    Union Pacific Corp. ..............................        97
    1    United Parcel Service, Inc. ......................        83
                                                             --------
                                                                5,088
                                                             --------
         Total common stocks
           (cost $135,796).................................  $156,277
                                                             --------
SHORT-TERM SECURITIES -- 0.3%
         INVESTMENT COMPANIES -- 0.3%
  207    SSgA Money Market Fund............................  $    207
  268    T Rowe Reserve Fund...............................       268
                                                             --------
                                                                  475
                                                             --------
         Total short-term securities
           (cost $475).....................................  $    475
                                                             --------
         INVESTMENTS IN SECURITIES AT VALUE
           (TOTAL COST $136,271) O -- 99.8%................   156,752
         OTHER ASSETS, LESS LIABILITIES -- 0.2%............       384
                                                             --------
         NET ASSETS -- 100%................................  $157,136
                                                             ========

The accompanying notes are an integral part of this financial statement.

 HARTFORD BLUE CHIP STOCK HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Market value of investments in foreign securities represents 2.8% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $336, which represents 0.2% of the total net assets.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $138,018 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $28,057
      Unrealized depreciation.........................   (9,323)
                                                        -------
      Net unrealized appreciation.....................  $18,734
                                                        =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
COMMON STOCKS -- 98.3%
            BANKS -- 10.8%
   3,056    American Capital Strategies Ltd. +................  $   110,367
   2,538    Capital One Financial Corp. +.....................      203,049
   6,273    Citigroup, Inc. ..................................      289,996
   6,099    Countrywide Financial Corp. ......................      235,475
   1,633    Credit Suisse Group, ADR +........................       63,920
   1,630    EFG Eurobank Ergasias S.A. B......................       50,142
   5,301    MBNA Corp. .......................................      138,677
      14    Mitsubishi Tokyo Financial Group, Inc. +B.........      114,061
   4,472    Unibanco-Uniao de Bancos Brasileiros S.A.,
              GDR +...........................................      172,697
                                                                -----------
                                                                  1,378,384
                                                                -----------
            BUSINESS SERVICES -- 0.1%
     331    Fluor Corp. +.....................................       19,085
                                                                -----------
            CHEMICALS -- 3.1%
   4,136    Dow Chemical Co. (The)............................      184,176
   3,952    Huntsman Corp. *+.................................       80,097
   5,091    Lyondell Chemical Co. ............................      134,512
                                                                -----------
                                                                    398,785
                                                                -----------
            COMMUNICATIONS -- 7.1%
   6,641    AT&T Corp. .......................................      126,437
   2,556    America Movil S.A. de C.V., ADR +.................      152,333
     723    Research in Motion Ltd. *.........................       53,329
   5,373    SBC Communications, Inc. .........................      127,618
  13,844    Sprint Corp.-FON Group +..........................      347,356
   1,729    Turkcell Iletisim Hizmetleri AS, ADR +............       21,874
   2,036    UTStarcom, Inc. *+................................       15,248
   1,541    XM Satellite Radio Holdings, Inc. *+..............       51,857
   5,137    ZTE Corp. +B......................................       15,318
                                                                -----------
                                                                    911,370
                                                                -----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.1%
   4,851    Hewlett-Packard Co. ..............................      114,042
   1,116    International Business Machines Corp. ............       82,800
   6,760    Symbol Technologies, Inc. +.......................       66,719
                                                                -----------
                                                                    263,561
                                                                -----------
            CONSTRUCTION -- 0.5%
   1,035    Holcim Ltd. B.....................................       62,875
                                                                -----------
            CONSUMER NON-DURABLES -- 2.5%
   1,447    Gillette Co. (The)................................       73,267
   1,233    McKesson Corp. +..................................       55,213
   3,387    Tyco International Ltd. ..........................       98,897
   6,844    Xerox Corp. *+....................................       94,379
                                                                -----------
                                                                    321,756
                                                                -----------
            DRUGS -- 7.6%
   1,388    Amgen, Inc. *.....................................       83,931
   4,583    AstraZeneca PLC, ADR..............................      189,111
   1,883    Eli Lilly & Co. ..................................      104,902
   2,690    Forest Laboratories, Inc. *+......................      104,507
   4,867    IVAX Corp. *+.....................................      104,632
   1,000    Millennium Pharmaceuticals, Inc. *................        9,270
   1,368    OSI Pharmaceuticals, Inc. *+......................       55,928

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
            DRUGS -- (CONTINUED)
   1,551    Roche Holdings AG B...............................  $   195,716
   3,952    Teva Pharmaceutical Industries Ltd., ADR +........      123,050
                                                                -----------
                                                                    971,047
                                                                -----------
            ELECTRICAL EQUIPMENT -- 0.6%
   3,444    Agilent Technologies, Inc. *......................       79,276
                                                                -----------
            ELECTRONICS -- 10.0%
   4,359    Altera Corp. *....................................       86,385
   2,085    Amphenol Corp. ...................................       83,762
   7,757    Cisco Systems, Inc. *.............................      148,229
   8,101    General Electric Co. .............................      280,686
  27,366    HON HAI Precision Industry B......................      141,845
     950    Samsung Electronics Co., Ltd. +B..................      449,862
   1,250    Whirlpool Corp. ..................................       87,602
                                                                -----------
                                                                  1,278,371
                                                                -----------
            ENERGY & SERVICES -- 8.9%
   1,019    Arch Coal, Inc. +.................................       55,494
   3,621    ConocoPhillips....................................      208,183
   4,984    Devon Energy Corp. ...............................      252,579
     929    Kerr-McGee Corp. .................................       70,908
   2,119    Petro-Canada +....................................      138,038
   3,235    Suncor Energy, Inc. ..............................      153,094
   1,830    Weatherford International Ltd. *..................      106,115
   4,607    XTO Energy, Inc. .................................      156,606
                                                                -----------
                                                                  1,141,017
                                                                -----------
            FINANCIAL SERVICES -- 4.9%
   2,286    Goldman Sachs Group, Inc. +.......................      233,197
   1,055    Orix Corp. B......................................      157,577
     429    UBS AG +..........................................       33,429
  37,363    UniCredito Italiano S.p.A. +B.....................      196,989
                                                                -----------
                                                                    621,192
                                                                -----------
            FOOD, BEVERAGE & TOBACCO -- 1.4%
   2,887    Bunge Ltd. +......................................      183,048
                                                                -----------
            FOREST & PAPER PRODUCTS -- 0.1%
     885    Smurfit-Stone Container Corp. *...................        9,000
                                                                -----------
            HOTELS & GAMING -- 1.1%
   2,309    Starwood Hotels & Resorts Worldwide, Inc. +.......      135,238
                                                                -----------
            INSURANCE -- 6.2%
   4,597    Ace Ltd. .........................................      206,189
   4,345    American International Group, Inc. ...............      252,422
   3,395    Assurant, Inc. ...................................      122,541
   3,770    St. Paul Travelers Cos., Inc. (The) +.............      149,040
     827    WellPoint, Inc. *.................................       57,592
                                                                -----------
                                                                    787,784
                                                                -----------
            MACHINERY -- 3.4%
   1,785    Deere & Co. +.....................................      116,893
   1,475    Ingersoll Rand Co., Ltd. .........................      105,248
   1,372    Lam Research Corp. *..............................       39,691
   2,197    National Oilwell Varco, Inc. *+...................      104,436

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
COMMON STOCKS -- (CONTINUED)
            MACHINERY -- (CONTINUED)
   1,050    Parker-Hannifin Corp. ............................  $    65,111
                                                                -----------
                                                                    431,379
                                                                -----------
            MEDIA & ENTERTAINMENT -- 3.2%
   2,661    Comcast Corp. *...................................       79,685
   3,273    Publishing & Broadcasting Ltd. +B.................       36,903
   7,935    Time Warner, Inc. *...............................      132,585
   6,276    Walt Disney Co. (The).............................      158,022
                                                                -----------
                                                                    407,195
                                                                -----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.2%
   2,600    BHP Billiton Ltd., ADR +..........................       70,980
   2,563    Sanofi-Aventis +B.................................      209,879
                                                                -----------
                                                                    280,859
                                                                -----------
            METALS, MINERALS & MINING -- 5.9%
     340    Alcan, Inc. ......................................       10,212
   2,500    Allegheny Technologies, Inc. .....................       55,150
   3,601    Cameco Corp. +....................................      161,122
   3,624    Companhia Vale do Rio Doce ADR....................      106,098
   8,261    Corning, Inc. *...................................      137,303
     271    Engelhard Corp. ..................................        7,748
   4,000    Rio Tinto PLC B...................................      121,802
   4,656    Teck Cominco Ltd. ................................      157,093
                                                                -----------
                                                                    756,528
                                                                -----------
            REAL ESTATE -- 0.4%
  34,617    Hang Lung Properties Ltd. +B......................       50,762
                                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 0.7%
   1,100    General Growth Properties, Inc. ..................       45,199
     918    iStar Financial, Inc. ............................       38,167
                                                                -----------
                                                                     83,366
                                                                -----------
            RETAIL -- 2.9%
   3,452    Federated Department Stores, Inc. +...............      252,955
     800    Office Depot, Inc. *+.............................       18,265
   1,804    Yum! Brands, Inc. +...............................       93,947
                                                                -----------
                                                                    365,167
                                                                -----------
            SOFTWARE & SERVICES -- 6.0%
   2,473    Cognex Corp. +....................................       64,773
   2,228    Electronic Arts, Inc. *+..........................      126,138
     605    First Data Corp. .................................       24,297
     209    Google, Inc. *+...................................       61,360
   7,474    Microsoft Corp. ..................................      185,659
   3,506    Oracle Corp. *....................................       46,281
   1,699    Pixar, Inc. *+....................................       85,025
   4,972    Yahoo!, Inc. *....................................      172,293
                                                                -----------
                                                                    765,826
                                                                -----------
            TRANSPORTATION -- 6.6%
   1,486    ACE Aviation Holdings, Inc. *.....................       48,342
 106,729    Air China Ltd. *+B................................       35,905
   4,118    Boeing Co. (The)..................................      271,768
     729    Carnival Corp. ...................................       39,751
   2,086    Royal Caribbean Cruises Ltd. .....................      100,889

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
            TRANSPORTATION -- (CONTINUED)
   8,154    Toyota Motor Corp. B..............................  $   290,978
   2,539    US Airways New Company Bo.........................       41,887
                                                                    829,520
                                                                -----------
            Total common stocks (cost $11,176,996)............  $12,532,391
                                                                -----------
WARRANTS -- 0.6%
            COMMUNICATIONS -- 0.6%
   7,677    ICICI Bank Ltd. @.................................  $    76,461
                                                                -----------
            Total warrants
              (cost $63,151)..................................  $    76,461
                                                                -----------
SHORT-TERM SECURITIES -- 6.9%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 6.5%
 827,793    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $   827,793
                                                                -----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.4%
 $11,347    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    11,347
   5,785    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................        5,785
   5,784    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................        5,784
   2,361    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................        2,361
  24,918    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................       24,918
                                                                -----------
                                                                     50,195
                                                                -----------
            Total short-term securities (cost $877,988).......  $   877,988
                                                                -----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $12,118,135) O -- 105.8%........................   13,486,840
            OTHER ASSETS, LESS LIABILITIES -- (5.8%)..........     (734,551)
                                                                -----------
            NET ASSETS -- 100%................................  $12,752,289
                                                                ===========

Note: Market value of investments in foreign securities represents 28.9% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

     registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $76,461 or 0.6% of net assets.

  o  Private placement.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $2,172,501, which represents 17.0% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $12,131,763 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation......................  $1,663,166
      Unrealized depreciation......................    (308,089)
                                                     ----------
      Net unrealized appreciation..................  $1,355,077
                                                     ==========

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               76.9%
---------------------------------------------------------------
Canada                                                  5.7
---------------------------------------------------------------
Japan                                                   4.4
---------------------------------------------------------------
South Korea                                             3.5
---------------------------------------------------------------
United Kingdom                                          2.4
---------------------------------------------------------------
Switzerland                                             2.3
---------------------------------------------------------------
Brazil                                                  2.2
---------------------------------------------------------------
France                                                  1.6
---------------------------------------------------------------
Italy                                                   1.5
---------------------------------------------------------------
Mexico                                                  1.2
---------------------------------------------------------------
Taiwan                                                  1.1
---------------------------------------------------------------
Israel                                                  1.0
---------------------------------------------------------------
Australia                                               0.8
---------------------------------------------------------------
Hong Kong                                               0.5
---------------------------------------------------------------
Greece                                                  0.4
---------------------------------------------------------------
China                                                   0.3
---------------------------------------------------------------
Other Assets and Liabilities                           (5.8)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                  TRANSACTION          VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                  -----------         -------         --------         --------         --------------
Australian Dollar                               Sell             $24,748         $24,747          7/5/2005               (1)
Australian Dollar                               Sell               5,033           5,027          7/5/2005               (6)
Australian Dollar                               Sell               1,305           1,313          7/1/2005                8
EURO                                             Buy               8,507           8,497          7/1/2005               10
EURO                                             Buy              12,391          12,355          7/1/2005               36
Swiss Franc                                     Sell               7,271           7,279          7/1/2005                8
Swiss Franc                                     Sell               1,327           1,329          7/5/2005                2
                                                                                                                        ---
                                                                                                                        $57
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE #
------                                                       -------
COMMON STOCKS -- 99.0%
         BANKS -- 8.4%
   6     Citigroup, Inc. ..................................  $   275
   7     Countrywide Financial Corp. ......................      276
   8     Doral Financial Corp. ............................      129
   3     Fifth Third Bancorp...............................      116
   4     First Marblehead Corp. (The) *....................      135
   9     MBNA Corp. .......................................      245
                                                             -------
                                                               1,176
                                                             -------
         BUSINESS SERVICES -- 1.0%
   2     Omnicom Group, Inc. ..............................      140
                                                             -------
         CHEMICALS -- 0.5%
   4     Methanex Corp. ...................................       66
                                                             -------
         COMMUNICATIONS -- 1.4%
  11     Motorola, Inc. ...................................      197
                                                             -------
         COMPUTERS & OFFICE EQUIPMENT -- 6.3%
   6     CDW Corp. ........................................      327
   3     International Business Machines Corp. ............      241
   3     Lexmark International, Inc. *.....................      182
   3     Zebra Technologies Corp. *........................      131
                                                             -------
                                                                 881
                                                             -------
         CONSTRUCTION -- 1.1%
   3     Jacobs Engineering Group, Inc. *..................      158
                                                             -------
         CONSUMER DURABLES -- 0.8%
   6     Gentex Corp. .....................................      111
                                                             -------
         CONSUMER NON-DURABLES -- 1.2%
   4     Avon Products, Inc. ..............................      167
                                                             -------
         CONSUMER SERVICES -- 2.7%
   2     Cintas Corp. .....................................       77
   3     H&R Block, Inc. ..................................      160
   3     Weight Watchers International, Inc. *.............      146
                                                             -------
                                                                 383
                                                             -------
         DRUGS -- 11.6%
   3     Biogen Idec, Inc. *...............................       86
   3     Genzyme Corp. *...................................      158
   5     Novartis AG ADR...................................      213
   8     Pfizer, Inc. .....................................      229
  21     Schering-Plough Corp. ............................      399
   7     Teva Pharmaceutical Industries Ltd., ADR..........      209
  11     Watson Pharmaceuticals, Inc. *....................      333
                                                             -------
                                                               1,627
                                                             -------
         ELECTRICAL EQUIPMENT -- 1.8%
   1     Allergan, Inc. ...................................       94
   2     Fisher Scientific International, Inc. *...........      160
                                                             -------
                                                                 254
                                                             -------
         ELECTRONICS -- 7.2%
  11     General Electric Co. .............................      369
  13     Intel Corp. ......................................      347
   8     Linear Technology Corp. ..........................      288
                                                             -------
                                                               1,004
                                                             -------

                                                             MARKET
SHARES                                                       VALUE #
------                                                       -------
         ENERGY & SERVICES -- 11.6%
   2     Apache Corp. .....................................  $   142
   3     BJ Services Co. ..................................      163
   5     BP PLC, ADR.......................................      281
   4     Chevron Corp. ....................................      236
   5     ExxonMobil Corp. .................................      264
   2     Noble Corp. ......................................      121
  12     XTO Energy, Inc. .................................      408
                                                             -------
                                                               1,615
                                                             -------
         FINANCIAL SERVICES -- 1.6%
   2     Goldman Sachs Group, Inc. ........................      224
                                                             -------
         FOOD, BEVERAGE & TOBACCO -- 2.0%
   5     PepsiCo., Inc. ...................................      286
                                                             -------
         INSURANCE -- 2.4%
   6     American International Group, Inc. ...............      337
                                                             -------
         MACHINERY -- 2.0%
   7     AGCO Corp. *......................................      136
   4     Manitowoc Co., Inc. ..............................      144
                                                             -------
                                                                 280
                                                             -------
         MEDIA & ENTERTAINMENT -- 3.3%
   8     Time Warner, Inc. *...............................      141
   6     Viacom, Inc., Class B.............................      176
   7     Westwood One, Inc. ...............................      139
                                                             -------
                                                                 456
                                                             -------
         MEDICAL INSTRUMENTS & SUPPLIES -- 3.6%
   6     Baxter International, Inc. .......................      237
   4     Boston Scientific Corp. *.........................      120
   3     Medtronic, Inc. ..................................      148
                                                             -------
                                                                 505
                                                             -------
         RETAIL -- 6.9%
   5     Cheesecake Factory, Inc. (The) *..................      188
   4     Copart, Inc. *....................................      106
   4     Kohl's Corp. *....................................      229
   4     Wal-Mart Stores, Inc. ............................      178
   6     Walgreen Co. .....................................      258
                                                             -------
                                                                 959
                                                             -------
         SOFTWARE & SERVICES -- 14.6%
   6     Adobe Systems, Inc. ..............................      183
   6     Affiliated Computer Services, Inc., Class A *.....      299
   3     Automatic Data Processing, Inc. ..................      136
  18     Citrix Systems, Inc. *............................      400
   4     Cognos, Inc. *....................................      150
   6     IMS Health, Inc. .................................      141
  16     Microsoft Corp. ..................................      405
  15     Symantec Corp. *..................................      330
                                                             -------
                                                               2,044
                                                             -------
         TRANSPORTATION -- 1.7%
   3     Autoliv, Inc. ....................................      149
   2     Carnival Corp. ...................................       95
                                                             -------
                                                                 244
                                                             -------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE #
------                                                       -------
COMMON STOCKS -- (CONTINUED)
         U.S. GOVERNMENT AGENCIES -- 2.2%
   5     Federal National Mortgage Association.............  $   304
                                                             -------
         UTILITIES -- 3.1%
   3     Kinder Morgan, Inc. ..............................      233
   3     Questar Corp. ....................................      180
                                                             -------
                                                                 413
                                                             -------
         Total common stocks
           (cost $13,493)..................................  $13,831
                                                             -------
SHORT-TERM SECURITIES -- 1.0%
         INVESTMENT COMPANIES -- 1.0%
 133     SSgA Money Market Fund............................  $   133
                                                             -------
         Total short-term securities
           (cost $133).....................................  $   133
                                                             -------
         INVESTMENTS IN SECURITIES AT VALUE
           (TOTAL COST $13,626) O -- 100.0%................   13,964
         OTHER ASSETS, LESS LIABILITIES -- 0.0%............        3
                                                             -------
         NET ASSETS -- 100%................................  $13,967
                                                             =======

Note: Market value of investments in foreign securities represents 7.2% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $13,751 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $1,040
      Unrealized depreciation..........................    (827)
                                                         ------
      Net unrealized appreciation......................  $  213
                                                         ======

The accompanying notes are an integral part of this financial statement.

 HARTFORD DISCIPLINED EQUITY HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 96.3%
            BANKS -- 9.7%
     889    Bank of America Corp. ............................  $   40,552
     168    Capital One Financial Corp. ......................      13,450
     980    Citigroup, Inc. ..................................      45,294
     248    Countrywide Financial Corp. ......................       9,571
     114    National City Corp. ..............................       3,903
                                                                ----------
                                                                   112,770
                                                                ----------
            BUSINESS SERVICES -- 2.2%
     398    Accenture Ltd. *..................................       9,025
     298    Cendant Corp. ....................................       6,666
     118    Omnicom Group, Inc. ..............................       9,419
                                                                ----------
                                                                    25,110
                                                                ----------
            COMMUNICATIONS -- 4.0%
     120    CenturyTel, Inc. .................................       4,169
     652    Motorola, Inc. ...................................      11,898
     197    Nextel Communications, Inc., Class A *............       6,355
      92    Scientific-Atlanta, Inc.  +.......................       3,054
     656    Sprint Corp.-FON Group  +.........................      16,446
     148    XM Satellite Radio Holdings, Inc. *+..............       4,975
                                                                ----------
                                                                    46,897
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 3.7%
     442    Dell, Inc. *......................................      17,471
     238    International Business Machines Corp. ............      17,689
     166    Pitney Bowes, Inc. ...............................       7,216
                                                                ----------
                                                                    42,376
                                                                ----------
            CONSTRUCTION -- 3.3%
     121    Centex Corp. .....................................       8,577
     689    Horton (D.R.), Inc. ..............................      25,894
      60    Lennar Corp. .....................................       3,782
                                                                ----------
                                                                    38,253
                                                                ----------
            CONSUMER NON-DURABLES -- 4.9%
     360    Gillette Co. (The)................................      18,222
     349    McKesson Corp. ...................................      15,636
     162    Procter & Gamble Co. (The)........................       8,551
     428    Supervalu, Inc. ..................................      13,954
                                                                ----------
                                                                    56,363
                                                                ----------
            DRUGS -- 8.4%
     339    Abbott Laboratories +.............................      16,590
     213    Amgen, Inc. *.....................................      12,896
      61    Cephalon, Inc. *+.................................       2,409
     147    Forest Laboratories, Inc. *.......................       5,695
     257    Genzyme Corp. *...................................      15,431
     317    Gilead Sciences, Inc. *...........................      13,945
     591    King Pharmaceuticals, Inc. *......................       6,160
     546    Pfizer, Inc. .....................................      15,049
     200    Wyeth.............................................       8,909
                                                                ----------
                                                                    97,084
                                                                ----------
            ELECTRONICS -- 7.1%
     993    Cisco Systems, Inc. *.............................      18,973
     434    General Electric Co. .............................      15,053
     949    Intel Corp. ......................................      24,723

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            ELECTRONICS -- (CONTINUED)
     850    Texas Instruments, Inc. ..........................  $   23,854
                                                                ----------
                                                                    82,603
                                                                ----------
            ENERGY & SERVICES -- 10.5%
     315    Chevron Corp. ....................................      17,598
     542    ConocoPhillips....................................      31,183
     172    Devon Energy Corp. ...............................       8,697
     266    ExxonMobil Corp. .................................      15,276
     345    Occidental Petroleum Corp. .......................      26,502
      72    Unocal Corp. .....................................       4,658
     219    Valero Energy Corp. ..............................      17,349
                                                                ----------
                                                                   121,263
                                                                ----------
            EXCHANGE TRADED FUNDS -- 0.2%
      21    Standard & Poor's Depositary Receipts Trust Series
              1 +.............................................       2,442
                                                                ----------
            FINANCIAL SERVICES -- 2.0%
     228    Goldman Sachs Group, Inc. ........................      23,230
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 5.3%
     530    Altria Group, Inc. ...............................      34,294
     472    Archer-Daniels-Midland Co. .......................      10,093
     377    UST, Inc. ........................................      17,196
                                                                ----------
                                                                    61,583
                                                                ----------
            FOREST & PAPER PRODUCTS -- 3.6%
     379    Kimberly-Clark Corp. .............................      23,722
     291    Weyerhaeuser Co. .................................      18,514
                                                                ----------
                                                                    42,236
                                                                ----------
            HEALTH SERVICES -- 2.2%
     453    HCA, Inc. ........................................      25,666
                                                                ----------
            INSURANCE -- 6.8%
     283    Ace Ltd. .........................................      12,670
      91    Aetna, Inc. ......................................       7,503
      22    Everest Re Group Ltd. ............................       2,018
     184    Humana, Inc. *....................................       7,292
     231    MBIA, Inc. .......................................      13,712
     510    St. Paul Travelers Cos., Inc. (The)...............      20,164
     226    UnumProvident Corp. +.............................       4,133
     150    XL Capital Ltd., Class A +........................      11,178
                                                                ----------
                                                                    78,670
                                                                ----------
            MACHINERY -- 3.0%
     290    Ingersoll Rand Co., Ltd. .........................      20,663
     219    Parker-Hannifin Corp. ............................      13,599
                                                                ----------
                                                                    34,262
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.4%
     163    Comcast Corp., Class A *+.........................       5,018
   1,104    Time Warner, Inc. *...............................      18,443
     489    Viacom, Inc., Class B +...........................      15,648
                                                                ----------
                                                                    39,109
                                                                ----------
            RETAIL -- 2.0%
      86    Abercrombie & Fitch Co. ..........................       5,894
     296    McDonald's Corp. .................................       8,203

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
     378    TJX Cos., Inc. (The)..............................  $    9,204
                                                                ----------
                                                                    23,301
                                                                ----------
            SOFTWARE & SERVICES -- 5.9%
     464    First Data Corp. .................................      18,611
   1,389    Microsoft Corp. ..................................      34,491
   1,152    Oracle Corp.*.....................................      15,209
                                                                ----------
                                                                    68,311
                                                                ----------
            TRANSPORTATION -- 3.6%
     113    General Dynamics Corp. ...........................      12,400
     574    United Technologies Corp. ........................      29,495
                                                                ----------
                                                                    41,895
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 0.7%
     122    Federal Home Loan Mortgage Corp. .................       7,971
                                                                ----------
            UTILITIES -- 3.8%
      85    Ameren Corp. .....................................       4,678
     253    American Electric Power Co., Inc. +...............       9,317
     347    Exelon Corp. .....................................      17,805
     470    Waste Management, Inc. ...........................      13,308
                                                                    45,108
                                                                ----------
            Total common stocks
              (cost $1,011,947)...............................  $1,116,503
                                                                ----------
SHORT-TERM SECURITIES -- 8.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.7%
  54,063    BNY Institutional Cash Reserves Fund..............  $   54,063
       2    Evergreen Institutional Money Market Fund.........           2
                                                                ----------
                                                                    54,065
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 3.8%
 $10,002    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $   10,002
   5,099    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       5,099
   5,099    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       5,099

PRINCIPAL                                                           MARKET
 AMOUNT                                                         VALUE VALUE #
---------                                                       --------------
            REPURCHASE AGREEMENT -- (CONTINUED)
 $ 2,081    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................    $    2,081
  21,965    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................        21,965
                                                                  ----------
                                                                      44,246
                                                                  ----------
            REPURCHASE AGREEMENTS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.3%
   3,202    Lehman Brothers Joint Repurchase Agreement (See
              Note 2(d))
              3.25% due 07/01/05..............................         3,202
                                                                  ----------
            Total short-term securities
              (cost $101,513).................................    $  101,513
                                                                  ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,113,460) O -- 105.0%.............     1,218,016
            OTHER ASSETS, LESS LIABILITIES -- (5.0%)..........       (58,511)
                                                                  ----------
            NET ASSETS -- 100%................................    $1,159,505
                                                                  ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,116,929 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $126,935
      Unrealized depreciation........................   (25,848)
                                                       --------
      Net unrealized appreciation....................  $101,087
                                                       ========

  ++ The Fund had 532 Emini Standard & Poor's 500 September 2005
     Futures contracts open as of June 30, 2005. These contracts had a value of $31,800 as of June 30, 2005 and were collateralized by $3,232 of cash.

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL LEADERS HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 99.2%
            APPAREL & TEXTILE -- 2.9%
      94    Adidas-Salomon AG +B..............................  $   15,713
   2,699    Esprit Holdings Ltd. B............................      19,459
                                                                ----------
                                                                    35,172
                                                                ----------
            BANKS -- 8.4%
     695    Banco Bilbao Vizcayz Argentaria S.A. +B...........      10,679
     613    Bayerische Vereinsbank AG +B......................      15,913
     176    Citigroup, Inc. ..................................       8,145
     430    Countrywide Financial Corp. ......................      16,591
     494    Credit Suisse Group +B............................      19,365
       1    Mitsubishi Tokyo Financial Group, Inc. +B.........      10,731
     250    UBS AG B..........................................      19,465
                                                                ----------
                                                                   100,889
                                                                ----------
            BUSINESS SERVICES -- 2.2%
   3,381    Capita Group PLC B................................      22,231
      63    Getty Images, Inc. *..............................       4,656
                                                                ----------
                                                                    26,887
                                                                ----------
            COMMUNICATIONS -- 8.6%
   6,107    Carphone Warehouse Group PLC B....................      20,070
     547    Motorola, Inc. ...................................       9,994
   1,242    Nokia Corp., ADR..................................      20,659
     693    SES Global S.A. B.................................      10,421
   2,679    Sirius Satellite Radio, Inc. *+...................      17,359
   5,049    Telefonaktiebolaget LM Ericcson AB, B Shares +B...      16,109
   3,150    Vodafone Group PLC B..............................       7,657
                                                                ----------
                                                                   102,269
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 0.8%
     238    Dell, Inc. *......................................       9,419
                                                                ----------
            CONSTRUCTION -- 1.9%
     610    Horton (D.R.), Inc. ..............................      22,938
                                                                ----------
            CONSUMER DURABLES -- 1.4%
      78    LVMH Moet Hennessy Louis Vuitton S.A. B...........       6,034
     752    Nippon Electric Glass Co., Ltd. +B................      11,285
                                                                ----------
                                                                    17,319
                                                                ----------
            CONSUMER NON-DURABLES -- 2.1%
     480    Procter & Gamble Co. (The)........................      25,304
                                                                ----------
            DRUGS -- 12.4%
     498    Abbott Laboratories...............................      24,387
     364    AstraZeneca PLC B.................................      15,004
     209    Genentech, Inc. *.................................      16,770
     196    Gilead Sciences, Inc. *...........................       8,613
   1,038    IVAX Corp. *......................................      22,321
     212    Merck KGaA........................................      16,864
     213    Roche Holdings AG B...............................      26,894
     940    Schering-Plough Corp. ............................      17,920
                                                                ----------
                                                                   148,773
                                                                ----------
            ELECTRONICS -- 9.6%
   2,032    AU Optronics Corp., ADR *+........................      34,415

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            ELECTRONICS -- (CONTINUED)
  11,774    Chi Mei Optoelectronics Corp. B...................  $   18,246
   1,091    Cisco Systems, Inc. *.............................      20,851
     170    General Electric Co. .............................       5,897
     404    LG.Philips LCD Co., Ltd. *+B......................      18,609
     395    Matsushita Electric Industrial Co., Ltd. B........       5,970
   1,215    Taiwan Semiconductor Manufacturing Co., Ltd.,
              ADR +...........................................      11,079
                                                                ----------
                                                                   115,067
                                                                ----------
            ENERGY & SERVICES -- 6.7%
     215    ConocoPhillips....................................      12,383
     319    Encana Corp. .....................................      12,599
     385    Ente Nazional Idrocarburi S.p.A. +B...............       9,903
     269    Halliburton Co. ..................................      12,864
     296    Petro-Canada......................................      19,235
     163    Valero Energy Corp. ..............................      12,911
                                                                ----------
                                                                    79,895
                                                                ----------
            FINANCIAL SERVICES -- 4.3%
     496    AXA S.A. +B.......................................      12,342
      23    Chicago Mercantile Exchange Holdings, Inc.
              (The) +.........................................       6,885
      37    Goldman Sachs Group, Inc. ........................       3,754
      36    Orix Corp. B......................................       5,301
   1,239    Standard Chartered PLC B..........................      22,571
                                                                ----------
                                                                    50,853
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.2%
     259    Altria Group, Inc. ...............................      16,740
      39    Groupe Danone +B..................................       3,391
       1    Japan Tobacco, Inc. B.............................      10,808
     121    Pernod-Ricard S.A. +B.............................      19,295
                                                                ----------
                                                                    50,234
                                                                ----------
            HEALTH SERVICES -- 0.9%
     180    HCA, Inc. ........................................      10,184
                                                                ----------
            HOTELS & GAMING -- 1.2%
     246    Starwood Hotels & Resorts Worldwide, Inc. ........      14,426
                                                                ----------
            INSURANCE -- 3.6%
     244    Aetna, Inc. ......................................      20,216
     104    American International Group, Inc. ...............       6,037
      99    Zurich Financial Services, AG B...................      16,951
                                                                ----------
                                                                    43,204
                                                                ----------
            MEDIA & ENTERTAINMENT -- 6.8%
   6,840    EMI Group PLC B...................................      31,031
     273    Grupo Televisa S.A. ..............................      16,938
     765    Vivendi Universal S.A. +B.........................      23,978
     600    Warner Music Group Corp. *+.......................       9,723
                                                                ----------
                                                                    81,670
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.8%
     582    Baxter International, Inc. .......................      21,574
     363    Eisai Co., Ltd. B.................................      12,174
                                                                ----------
                                                                    33,748
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            METALS, MINERALS & MINING -- 3.1%
     200    Companhia Vale do Rio Doce ADR....................  $    5,856
   1,874    Corning, Inc. *...................................      31,143
                                                                ----------
                                                                    36,999
                                                                ----------
            RETAIL -- 6.0%
     323    Best Buy Co., Inc. +..............................      22,107
   4,578    Koninklijke Ahold N.V. *B.........................      37,505
      86    Swatch Group AG B.................................      12,070
                                                                ----------
                                                                    71,682
                                                                ----------
            SOFTWARE & SERVICES -- 7.7%
     353    Electronic Arts, Inc. *...........................      20,006
      66    Google, Inc. *....................................      19,414
     466    Pixar, Inc. *+....................................      23,343
      71    SAP AG B..........................................      12,321
     499    Yahoo!, Inc. *....................................      17,304
                                                                ----------
                                                                    92,388
                                                                ----------
            TRANSPORTATION -- 1.6%
      98    Boeing Co. (The)..................................       6,442
     234    British Airways PLC *B............................       1,096
     221    Ryanair Holdings PLC, ADR *+......................       9,892
                                                                    17,430
                                                                ----------
            Total common stocks (cost $1,118,777).............  $1,186,750
                                                                ----------
SHORT-TERM SECURITIES -- 17.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 16.3%
 194,471    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  194,471
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.9%
 $ 2,506    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d)) 3.43% due 07/01/05....  $    2,506
   1,278    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       1,278

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- (CONTINUED)
 $ 1,278    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    1,278
     521    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................         521
   5,503    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................       5,503
                                                                ----------
                                                                    11,086
                                                                ----------
            Total short-term securities (cost $205,557).......  $  205,557
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $1,324,334) O -- 116.4%.........................   1,392,307
            OTHER ASSETS, LESS LIABILITIES -- (16.4%).........    (196,293)
                                                                ----------
            NET ASSETS -- 100%................................  $1,196,014
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $520,592, which represents 43.5% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,329,183 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 76,287
      Unrealized depreciation........................   (13,163)
                                                       --------
      Net unrealized appreciation....................  $ 63,124
                                                       ========

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL LEADERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               60.7%
---------------------------------------------------------------
United Kingdom                                         10.0
---------------------------------------------------------------
Switzerland                                             7.9
---------------------------------------------------------------
France                                                  5.4
---------------------------------------------------------------
Taiwan                                                  5.3
---------------------------------------------------------------
Germany                                                 5.1
---------------------------------------------------------------
Japan                                                   4.7
---------------------------------------------------------------
Netherlands                                             3.1
---------------------------------------------------------------
Canada                                                  2.7
---------------------------------------------------------------
Finland                                                 1.7
---------------------------------------------------------------
South Korea                                             1.6
---------------------------------------------------------------
Hong Kong                                               1.6
---------------------------------------------------------------
Mexico                                                  1.4
---------------------------------------------------------------
Sweden                                                  1.3
---------------------------------------------------------------
Spain                                                   0.9
---------------------------------------------------------------
Luxembourg                                              0.9
---------------------------------------------------------------
Italy                                                   0.8
---------------------------------------------------------------
Ireland                                                 0.8
---------------------------------------------------------------
Brazil                                                  0.5
---------------------------------------------------------------
Other Assets and Liabilities                          (16.4)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
British Pound                                    Sell             $ 832           $  843          7/1/2005              $11
British Pound                                    Sell               423              426          7/5/2005                3
British Pound                                    Sell               279              279          7/5/2005               --
EURO                                              Buy               974              972          7/1/2005                2
EURO                                              Buy             2,508            2,505          7/1/2005                3
EURO                                             Sell             2,277            2,270          7/1/2005               (7)
EURO                                             Sell             1,935            1,936          7/5/2005                1
Swiss Franc                                       Buy             6,782            6,789          7/1/2005               (7)
Swiss Franc                                       Buy             6,930            6,939          7/1/2005               (9)
                                                                                                                        ---
                                                                                                                        $(3)
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 97.2%
            AEROSPACE & DEFENSE -- 1.0%
     613    Smiths Group PLC B................................  $   10,066
                                                                ----------
            BANKS -- 1.3%
     263    State Street Corp. ...............................      12,704
                                                                ----------
            BUSINESS SERVICES -- 5.2%
     423    Cendant Corp. ....................................       9,469
     178    Corporate Executive Board Co. ....................      13,927
     584    LECG Corp. *......................................      12,412
     561    Monster Worldwide, Inc. *.........................      16,101
                                                                ----------
                                                                    51,909
                                                                ----------
            COMMUNICATIONS -- 8.3%
     545    American Tower Corp., Class A *+..................      11,460
     210    Comverse Technology, Inc. *.......................       4,974
     586    Crown Castle International Corp. *................      11,901
     238    Network Appliance, Inc. *.........................       6,740
     581    Nokia Corp., ADR..................................       9,674
     178    Research in Motion Ltd. *+........................      13,135
   1,671    Sirius Satellite Radio, Inc. *+...................      10,825
     367    Turkcell Iletisim Hizmetleri AS, ADR +............       4,645
     280    XM Satellite Radio Holdings, Inc. *+..............       9,418
                                                                ----------
                                                                    82,772
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 1.4%
     881    VeriFone Holdings, Inc. *.........................      14,310
                                                                ----------
            CONSTRUCTION -- 4.3%
     159    Centex Corp. .....................................      11,229
     155    Holcim Ltd. B.....................................       9,392
   1,000    Rinker Group Ltd. B...............................      10,590
     133    Standard-Pacific Corp. ...........................      11,689
                                                                ----------
                                                                    42,900
                                                                ----------
            CONSUMER DURABLES -- 1.4%
     618    Tempur-Pedic International, Inc. *+...............      13,707
                                                                ----------
            CONSUMER NON-DURABLES -- 0.9%
     165    Procter & Gamble Co. (The)........................       8,720
                                                                ----------
            DRUGS -- 13.5%
     422    Alkermes, Inc. *..................................       5,576
     423    AstraZeneca PLC, ADR..............................      17,469
     171    AtheroGenics, Inc. *+.............................       2,725
     261    Auxilium Pharmaceuticals, Inc. *+.................       1,244
     236    Cephalon, Inc. *+.................................       9,403
     330    Digene Corp. *....................................       9,126
     222    Encysive Pharmaceuticals, Inc. *..................       2,397
     251    Forest Laboratories, Inc. *.......................       9,763
      63    Genentech, Inc. *.................................       5,082
     356    Gilead Sciences, Inc. *...........................      15,678
     296    Impax Laboratories, Inc. *........................       4,650
     217    Kissei Pharmaceutical Co., Ltd. +B................       4,167
     176    Medicines Co. (The) *.............................       4,112
     191    NPS Pharmaceuticals, Inc. *+......................       2,170
     801    Schering-Plough Corp. ............................      15,267
     835    Shionogi & Co., Ltd. +B...........................      10,729

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            DRUGS -- (CONTINUED)
     281    Teva Pharmaceutical Industries Ltd., ADR +........  $    8,763
     353    Vertex Pharmaceuticals, Inc. *....................       5,936
                                                                ----------
                                                                   134,257
                                                                ----------
            ELECTRONICS -- 3.0%
     716    Cisco Systems, Inc. *.............................      13,687
   1,039    Evergreen Solar, Inc. *+..........................       6,680
      20    Samsung Electronics Co., Ltd. B...................       9,560
                                                                ----------
                                                                    29,927
                                                                ----------
            ENERGY & SERVICES -- 5.5%
     185    BJ Services Co. ..................................       9,730
     445    Chesapeake Energy Corp. ..........................      10,139
     241    GlobalSantaFe Corp. ..............................       9,821
     159    Noble Corp. ......................................       9,799
     241    Petro-Canada......................................      15,686
                                                                ----------
                                                                    55,175
                                                                ----------
            FINANCIAL SERVICES -- 0.6%
   5,367    Melco International Dev B.........................       6,410
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 0.9%
     143    Altria Group, Inc. ...............................       9,259
                                                                ----------
            HEALTH SERVICES -- 1.2%
     267    Covance, Inc. *...................................      11,980
                                                                ----------
            HOTELS & GAMING -- 1.5%
     260    Starwood Hotels & Resorts Worldwide, Inc. ........      15,222
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 5.4%
     305    Advanced Neuromodulation Systems, Inc. *..........      12,106
     195    Foxhollow Technologies, Inc. *+...................       7,459
     291    Hologic, Inc. *...................................      11,555
     302    Medtronic, Inc. ..................................      15,661
     179    Mentor Corp. +....................................       7,425
                                                                ----------
                                                                    54,206
                                                                ----------
            METALS, MINERALS & MINING -- 3.0%
     238    Cameco Corp. +....................................      10,646
     610    Corning, Inc. *...................................      10,138
     121    Precision Castparts Corp. ........................       9,387
                                                                ----------
                                                                    30,171
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 2.2%
     293    Amylin Pharmaceuticals, Inc. *+...................       6,141
     245    ICOS Corp. *......................................       5,180
     220    Pharmaceutical Product Development, Inc. *........      10,323
                                                                ----------
                                                                    21,644
                                                                ----------
            RETAIL -- 13.2%
     247    Abercrombie & Fitch Co. ..........................      16,990
     182    Advance Auto Parts, Inc. *........................      11,748
     272    Aeropostale, Inc. *...............................       9,132
     209    Chico's FAS, Inc. *...............................       7,158
     195    Electronics Boutique Holdings Corp. *.............      12,393
     293    GameStop Corp., Class A *+........................       9,571
     204    GameStop Corp., Class B *.........................       6,088
   1,187    Geox S.p.A. B.....................................       9,875

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
     308    Kohl's Corp. *....................................  $   17,237
     233    Michaels Stores, Inc. ............................       9,627
     160    Red Robin Gourmet Burgers *.......................       9,917
     367    Tiffany & Co. ....................................      12,036
                                                                ----------
                                                                   131,772
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 1.6%
     293    Jarden Corp. *....................................      15,785
                                                                ----------
            SOFTWARE & SERVICES -- 17.9%
     281    Alliance Data Systems Corp. *+....................      11,397
     560    Amdocs Ltd., ADR *................................      14,811
     316    Electronic Arts, Inc. *...........................      17,872
     329    F5 Networks, Inc. *...............................      15,526
      67    Google, Inc. *+...................................      19,561
     541    Microsoft Corp. ..................................      13,443
     143    NAVTEQ Corp. *....................................       5,332
     987    Red Hat, Inc. *+..................................      12,926
     583    Salesforce.com, Inc. *+...........................      11,932
     698    Take-Two Interactive Software, Inc. *+............      17,759
     377    Verint Systems, Inc. *............................      12,137
     174    Websense, Inc. *..................................       8,341
     484    Yahoo!, Inc. *....................................      16,761
                                                                ----------
                                                                   177,798
                                                                ----------
            TRANSPORTATION -- 1.5%
     472    Gol-Linhas Aereas Inteligentes S.A., ADR +........      14,197
                                                                ----------
            UTILITIES -- 2.4%
     200    Stericycle, Inc. *................................      10,069
     776    Tele Norte Letse Participacoes S.A., ADR..........      12,927
                                                                ----------
                                                                    22,996
                                                                ----------
            Total common stocks (cost $836,467)...............  $  967,887
                                                                ----------
SHORT-TERM SECURITIES -- 20.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 17.4%
 172,900    Boston Global Investment Trust....................  $  172,900
                                                                ----------
PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- 2.8%
$  6,406    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d)) 3.43% due 07/01/05....  $    6,406
   3,266    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       3,266
   3,266    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       3,266
   1,333    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       1,333
  14,068    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................      14,068
                                                                ----------
                                                                    28,339
                                                                ----------
            Total short-term securities (cost $201,239).......  $  201,239
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $1,037,706) O -- 17.4%..........................   1,169,126
            OTHER ASSETS, LESS LIABILITIES -- (17.4%).........    (173,605)
                                                                ----------
            NET ASSETS -- 100%................................  $  995,521
                                                                ==========

Note: Market value of investments in foreign securities represents 17.5% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $70,789, which represents 7.1% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,038,267 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $148,383
      Unrealized depreciation........................   (17,524)
                                                       --------
      Net unrealized appreciation....................  $130,859
                                                       ========

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Hong Kong Dollar                                  Buy              $277            277            7/5/2005               $--
                                                                                                                         --
                                                                                                                         $--
                                                                                                                         ==

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
             FINANCIAL SERVICES -- 1.0%
$    7,050   GMAC Commercial Mortgage Securities, Inc., Series
               1998-C1, Class F
               7.191% due 05/15/30.............................  $  7,541
                                                                 --------
             Total collateralized mortgage obligations (cost
               $7,424).........................................  $  7,541
                                                                 --------
  SHARES
----------
COMMON STOCKS -- 0.0%
             BUSINESS SERVICES -- 0.0%
        --   Hosiery Corp. @##@@...............................  $     --
                                                                 --------
             Total common stocks
               (cost $4).......................................  $     --
                                                                 --------
PRINCIPAL
  AMOUNT
----------
CONVERTIBLE BONDS -- 0.4%
             UTILITIES -- 0.4%
$    3,000   Empresa Nacional de Electricidad S.A.
               8.35% due 08/01/13..............................  $  3,484
                                                                 --------
             Total convertible bonds
               (cost $3,364)...................................  $  3,484
                                                                 ========
  SHARES
----------
CONVERTIBLE PREFERRED STOCKS -- 0.1%
             COMMUNICATIONS -- 0.0%
        21   Adelphia Communications Corp. *+..................  $      1
                                                                 --------
             UTILITIES -- 0.1%
         3   Allied Waste Industries, Inc. *+..................       749
                                                                 --------
             Total convertible preferred stocks
               (cost $1,263)...................................  $    750
                                                                 ========
PRINCIPAL
  AMOUNT
----------
CORPORATE NOTES: INVESTMENT GRADE -- 3.9%
             BANKS -- 1.1%
$    6,350   Ford Motor Credit Co.
               7.25% due 10/25/11..............................  $  6,110
     2,150   TuranAlem Finance BV @
               8.50% due 02/10/15..............................     2,215
                                                                 --------
                                                                    8,325
                                                                 --------
             FINANCIAL SERVICES -- 0.1%
     1,000   Tanger Properties LP
               9.125% due 02/15/08.............................     1,095
                                                                 --------
             MEDIA & ENTERTAINMENT -- 0.3%
     2,260   Liberty Media Corp., Class A +
               5.70% due 05/15/13..............................     2,102
                                                                 --------
             METALS, MINERALS & MINING -- 0.3%
     2,145   Vale Overseas Ltd.
               8.25% due 01/17/34..............................     2,360
                                                                 --------

PRINCIPAL                                                         MARKET
 AMOUNT I                                                        VALUE #
----------                                                       --------
             TRANSPORTATION -- 2.1%
$    3,362   American Airlines, Inc.
               6.978% due 04/01/11.............................  $  3,473
     2,400   Continental Airlines
               7.487% due 10/02/10.............................     2,426
    11,650   General Motors Acceptance Corp.
               6.875% due 09/15/11.............................    10,754
                                                                 --------
                                                                   16,653
                                                                 --------
             Total corporate notes: investment grade
               (cost $30,315)..................................  $ 30,535
                                                                 --------
CORPORATE NOTES: NON-INVESTMENT GRADE -- 87.8%
             AGRICULTURE & FISHING -- 1.3%
$    1,100   Dole Food Co., Inc.
               7.25% due 06/15/10..............................  $  1,117
     2,700   Dole Food Co., Inc. +
               8.625% due 05/01/09.............................     2,876
        11   Dole Food Co., Inc.
               8.875% due 03/15/11.............................        12
     3,395   Pilgrim's Pride Corp.
               9.25% due 11/15/13..............................     3,768
     2,110   Pilgrim's Pride Corp.
               9.625% due 09/15/11.............................     2,305
                                                                 --------
                                                                   10,078
                                                                 --------
             APPAREL & TEXTILE -- 1.3%
     2,400   Brown Shoe Co., Inc.
               8.75% due 05/01/12..............................     2,502
     1,760   Collins & Aikman Floor Cover
               9.75% due 02/15/10..............................     1,822
     3,610   INVISTA @
             9.25% due 05/01/12................................     3,944
       995   Phillips Van-Heusen
               7.75% due 11/15/23..............................     1,040
       690   Warnaco, Inc.
               8.875% due 06/15/13.............................       762
                                                                 --------
                                                                   10,070
                                                                 --------
             BANKS -- 0.8%
     5,650   Hawaiian Telcom Communications, Inc. @
               9.75% due 05/01/13..............................     5,989
                                                                 --------
             BUSINESS SERVICES -- 1.1%
     3,290   IPC Acquisition Corp.
               11.50% due 12/15/09.............................  $  3,570
     1,755   Lamar Media Corp. +
               7.25% due 01/01/13..............................     1,852
     1,975   United Rentals North America, Inc.
               6.50% due 02/15/12..............................     1,943
     1,320   United Rentals North America, Inc. +
               7.75% due 11/15/13..............................     1,297
                                                                 --------
                                                                    8,662
                                                                 --------
             CHEMICALS -- 4.0%
EUR    127   Huntsman International LLC
               10.125% due 07/01/09............................       159
     3,565   Huntsman International LLC
               9.875% due 03/01/09.............................     3,815

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
CORPORATE NOTES: NON-INVESTMENT GRADE -- (CONTINUED)
             CHEMICALS -- (CONTINUED)
$    3,600   Lyondell Chemical Co. +
               9.875% due 05/01/07.............................  $  3,690
       755   Methanex Corp. +
               8.75% due 08/15/12..............................       864
EUR  3,250   Nalco Co.
               7.75% due 11/15/11..............................     4,228
     3,850   Nalco Co. +
               8.875% due 11/15/13.............................     4,129
     2,490   Nova Chemicals Corp.
               6.50% due 01/15/12..............................     2,415
       810   PolyOne Corp. +
               10.625% due 05/15/10............................       857
     2,500   PolyOne Corp. +
               8.875% due 05/01/12.............................     2,469
     2,845   Rhodia S.A. +
               10.25% due 06/01/10.............................     3,051
     1,350   Rockwood Specialities Group, Inc.
               10.625% due 05/15/11............................     1,488
     2,000   Rockwood Specialities Group, Inc. @
               7.50% due 11/15/14..............................     1,985
       630   Scotts Miracle-Gro Co.
               6.625% due 11/15/13.............................       650
     2,000   Sheridan Corp.
               10.25% due 08/15/11.............................     2,078
                                                                 --------
                                                                   31,878
                                                                 --------
             COMMUNICATIONS -- 10.8%
       535   AT&T Corp.
               8.35% due 01/15/25..............................       553
     4,132   AT&T Corp.
               9.05% due 11/15/11..............................     4,762
     4,600   American Cellular Corp.
               10.00% due 08/01/11.............................     4,669
     3,000   American Tower Corp. +
               7.50% due 05/01/12..............................     3,203
     4,720   Centennial Cellular Operating Co.
               10.125% due 06/15/13............................     5,334
       400   Century Communications Corp. +L
               8.875% due 01/15/07.............................       408
     8,540   Cincinnati Bell, Inc. +
               8.375% due 01/15/14.............................     8,754
       720   Cincinnati Bell, Inc. @
               8.375% due 01/15/14.............................       738
     1,305   Citizens Communications Co. +
               6.25% due 01/15/13..............................     1,263
     3,648   Dex Media West LLC
               5.875% due 11/15/11.............................     3,602
     2,565   Dobson Cellular Systems
               9.875% due 11/01/12.............................     2,706
     6,155   Intelsat Ltd. +
               6.50% due 11/01/13..............................     4,986
     3,405   L-3 Communications Corp. +
               6.125% due 07/15/13.............................     3,422
     1,500   L-3 Communications Corp.
               7.625% due 06/15/12.............................     1,598

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
             COMMUNICATIONS -- (CONTINUED)
$    4,149   Lucent Technologies, Inc.
               6.45% due 03/15/29..............................  $  3,713
     1,010   MCI, Inc.
               7.688% due 05/01/09.............................     1,052
     1,485   MCI, Inc.
               8.735% due 05/01/14.............................     1,665
     3,305   Nextel Communications, Inc.
               7.375% due 08/01/15.............................     3,569
     2,350   Qwest Capital Funding, Inc. +
               7.25% due 02/15/11..............................     2,250
       250   Qwest Corp. +
               7.25% due 10/15/35..............................       222
     5,430   Qwest Corp.
               9.125% due 03/15/12.............................     5,905
     4,000   Qwest Services Corp.
               13.50% due 12/15/10.............................     4,620
     2,380   Rexnord Corp.
               10.125% due 12/15/12............................     2,606
     8,930   Rogers Cable, Inc.
               6.25% due 06/15/13..............................     8,908
     3,725   Rogers Wireless Communications, Inc.
               6.375% due 03/01/14.............................     3,790
       550   Rogers Wireless Communications, Inc.
               9.625% due 05/01/11.............................       646
       575   Rogers Wireless, Inc.
               9.75% due 06/01/16..............................       694
                                                                 --------
                                                                   85,638
                                                                 --------
             COMPUTERS & OFFICE EQUIPMENT -- 0.3%
     2,555   Scientific Games Corp. @
               6.25% due 12/15/12..............................     2,581
                                                                 --------
             CONSTRUCTION -- 1.3%
     1,834   Asia Aluminum Holdings Ltd. @
               8.00% due 12/23/11..............................     1,802
     4,425   Horton (D.R.), Inc.
               5.625% due 09/15/14.............................     4,419
     1,875   K. Hovnanian Enterprises, Inc.
               6.25% due 01/15/15..............................     1,852
     1,875   KB Home Corp.
               6.25% due 06/15/15..............................     1,906
                                                                 --------
                                                                    9,979
                                                                 --------
             CONSUMER DURABLES -- 1.6%
     1,100   Owens Brockway Glass Container, Inc. +
               7.75% due 05/15/11..............................     1,169
     3,055   Owens Brockway Glass Container, Inc.
               8.75% due 11/15/12..............................     3,368
     2,415   Owens Brockway Glass Container, Inc.
               8.875% due 02/15/09.............................     2,566
     1,600   Russel Metals, Inc. +
               6.375% due 03/01/14.............................     1,496
     4,090   Sealy Mattress Co. +
               8.25% due 06/15/14..............................     4,131
                                                                 --------
                                                                   12,730
                                                                 --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
CORPORATE NOTES: NON-INVESTMENT GRADE -- (CONTINUED)
             CONSUMER NON-DURABLES -- 2.7%
$    1,200   Airgas, Inc.
               9.125% due 10/01/11.............................  $  1,296
     2,400   DEL Laboratories, Inc.
               8.00% due 02/01/12..............................     2,064
     1,850   Houghton Mifflin Co.
               8.25% due 02/01/11..............................     1,919
     3,190   Johnsondiversey, Inc.
               9.625% due 05/15/12.............................     3,238
     3,225   K2, Inc. +
               7.375% due 07/01/14.............................     3,394
     1,880   Perry Ellis International, Inc.
               8.875% due 09/15/13.............................     1,880
     2,405   Xerox Corp.
               6.875% due 08/15/11.............................     2,549
     1,800   Xerox Corp.
               7.125% due 06/15/10.............................     1,915
       990   Xerox Corp.
               7.625% due 06/15/13.............................     1,065
     1,445   Xerox Corp.
               9.75% due 01/15/09..............................     1,642
                                                                 --------
                                                                   20,962
                                                                 --------
             CONSUMER SERVICES -- 2.9%
     3,865   Carriage Services, Inc. @
               7.875% due 01/15/15.............................     4,078
       520   Donnelley (R.H.) Finance Corp. I @
               8.875% due 12/15/10.............................       568
     3,475   Knowledge Learning Center, Inc. @
               7.75% due 02/01/15..............................     3,319
     3,500   Rainbow National Services LLC @
               10.375% due 09/01/14............................     4,025
     2,755   Sensus Metering Systems, Inc.
               8.625% due 12/15/13.............................     2,562
     1,875   Service Corp. International +
               6.75% due 04/01/16..............................     1,917
       830   Service Corp. International
               7.70% due 04/15/09..............................       888
       400   Service Corp. International
               7.875% due 02/01/13.............................       431
     5,410   Valor Telecommunications Enterprises LLC @
               7.75% due 02/15/15..............................     5,315
                                                                 --------
                                                                   23,103
                                                                 --------
             DRUGS -- 0.7%
     1,385   Jean Coutu Group, Inc. +
               8.50% due 08/01/14..............................     1,368
     2,000   Polypore, Inc. +
               8.75% due 05/15/12..............................     1,870
     2,400   Warner Chilcott Corp. @
               8.75% due 02/01/15..............................     2,334
                                                                 --------
                                                                    5,572
                                                                 --------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
             ELECTRICAL EQUIPMENT -- 1.9%
$    1,205   Bio-Rad Laboratories, Inc.
               6.125% due 12/15/14.............................  $  1,217
     1,185   Bio-Rad Laboratories, Inc.
               7.50% due 08/15/13..............................     1,268
     1,900   Fisher Scientific International, Inc. @
             6.125% due 07/01/15...............................     1,902
     1,900   Fisher Scientific International, Inc.
               8.00% due 09/01/13..............................     2,171
     1,965   Itron, Inc.
               7.75% due 05/15/12..............................     2,014
     5,700   PerkinElmer, Inc. +
               8.875% due 01/15/13.............................     6,341
                                                                 --------
                                                                   14,913
                                                                 --------
             ELECTRONICS -- 2.7%
     2,810   Celestica, Inc.
               7.625% due 07/01/13.............................     2,817
     1,340   Flextronics International Ltd.
               6.50% due 05/15/13..............................     1,387
     3,480   Legrand Holding S.A.
               10.50% due 02/15/13.............................     3,967
     3,225   Sanmina-SCI Corp.
               10.375% due 01/15/10............................     3,580
     3,500   Spectrum Brands, Inc. @
               7.375% due 02/01/15.............................     3,386
     2,735   Spectrum Brands, Inc.
               8.50% due 10/01/13..............................     2,858
     3,025   Thomas & Betts Corp.
               7.25% due 06/01/13..............................     3,317
                                                                 --------
                                                                   21,312
                                                                 --------
             ENERGY & SERVICES -- 5.4%
     1,965   Chesapeake Energy Corp. @
               6.375% due 06/15/15.............................     2,014
     1,735   Chesapeake Energy Corp. @
               6.625% due 01/15/16.............................     1,791
     1,340   Chesapeake Energy Corp. +
               6.875% due 01/15/16.............................     1,397
       720   Chesapeake Energy Corp. +
               7.75% due 01/15/15..............................       778
       660   Citgo Petroleum Corp.
               6.00% due 10/15/11..............................       658
     4,500   Comstock Resources, Inc.
               6.875% due 03/01/12.............................     4,545
     1,400   Foundation PA Coal Co. +
               7.25% due 08/01/14..............................     1,470
     7,615   Giant Industries, Inc. +
               8.00% due 05/15/14..............................     7,939
       250   Houston Exploration Co. +
               7.00% due 06/15/13..............................       258
     1,397   Magnum Hunter Resources, Inc.
               9.60% due 03/15/12..............................     1,551
     1,990   Ocean Rig Norway As @
               8.375% due 07/01/13.............................     2,015
     2,550   Peabody Energy Corp. +
               6.875% due 03/15/13.............................     2,703
       610   Plains Exploration & Production Co.
               7.125% due 06/15/14.............................       653

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
CORPORATE NOTES: NON-INVESTMENT GRADE -- (CONTINUED)
             ENERGY & SERVICES -- (CONTINUED)
$      800   Plains Exploration & Production Co.
               8.75% due 07/01/12..............................  $    868
     1,222   Port Arthur Finance Corp.
               12.50% due 01/15/09.............................     1,381
       620   Premcor Refining Group, Inc. (The)
               6.125% due 05/01/11.............................       654
     3,365   Premcor Refining Group, Inc. (The)
               9.25% due 02/01/10..............................     3,718
     1,935   Southern Star Central Corp.
               8.50% due 08/01/10..............................     2,032
     2,355   Stone Energy Corp.
               6.75% due 12/15/14..............................     2,290
     1,660   Tesoro Petroleum Corp.
               9.625% due 04/01/12.............................     1,836
     1,945   Whiting Petroleum Corp.
               7.25% due 05/01/12..............................     1,994
                                                                 --------
                                                                   42,545
                                                                 --------
             FINANCIAL SERVICES -- 3.5%
     6,050   Amr Real Estate Partners @
               7.125% due 02/15/13.............................     5,929
     3,857   BCP Crystal US Holdings Corp.
               9.625% due 06/15/14.............................     4,320
       700   Couche-Tard Finance Group
               7.50% due 12/15/13..............................       735
     1,635   Crescent Equity Limited Partnership LP
               9.25% due 04/15/09..............................     1,741
     1,000   Felcor Lodging LP
               9.00% due 06/01/11..............................     1,093
     1,175   Host Marriott LP @
               6.375% due 03/15/15.............................     1,163
     6,470   Host Marriott LP +
               7.00% due 08/15/12..............................     6,713
       745   Host Marriott LP
               7.125% due 11/01/13.............................       777
     4,000   Select Medical Corp. @
               7.625% due 02/01/15.............................     3,960
     1,250   Senior Housing Properties Trust
               7.875% due 04/15/15.............................     1,338
                                                                 --------
                                                                   27,769
                                                                 --------
             FOOD, BEVERAGE & TOBACCO -- 1.0%
     3,350   Burns Philip Capital Property Ltd.
               9.75% due 07/15/12..............................     3,601
       390   Hercules, Inc.
               6.60% due 08/01/27..............................       394
EUR    285   Remy Cointreau S.A. @
               6.50% due 07/01/10..............................       367
       320   Smithfield Foods, Inc.
               7.75% due 05/15/13..............................       349
     2,640   Smithfield Foods, Inc.
               8.00% due 10/15/09..............................     2,851
                                                                 --------
                                                                    7,562
                                                                 --------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
             FOREST & PAPER PRODUCTS -- 4.3%
$    2,075   Abitibi-Consolidated Finance LP
               7.875% due 08/01/09.............................  $  2,117
     1,050   Boise Cascade LLC @
               7.125% due 10/15/14.............................     1,032
     3,030   Cascade, Inc.
               7.25% due 02/15/13..............................     2,962
     3,000   Domtar, Inc.
               7.875% due 10/15/11.............................     3,172
     3,670   Georgia-Pacific Corp.
               8.125% due 05/15/11.............................     4,138
     5,920   Georgia-Pacific Corp.
               8.875% due 02/01/10.............................     6,719
     3,390   Jefferson Smurfit Corp. +
               7.50% due 06/01/13..............................     3,237
     3,490   Jefferson Smurfit Corp.
               8.25% due 10/01/12..............................     3,507
     1,350   Potlatch Corp.
               12.50% due 12/01/09.............................     1,677
     7,125   Tembec Industries, Inc. +
               7.75% due 03/15/12..............................     5,237
                                                                 --------
                                                                   33,798
                                                                 --------
             HEALTH SERVICES -- 2.1%
     1,945   Coventry Health Care, Inc. +
               5.875% due 01/15/12.............................     1,979
     2,285   DaVita, Inc. @
               6.625% due 03/15/13.............................     2,359
     2,690   HCA, Inc.
               5.50% due 12/01/09..............................     2,698
     2,545   HCA, Inc. +
               6.375% due 01/15/15.............................     2,641
       475   Psychiatric Solution @
               7.375% due 07/15/15.............................       475
     1,850   Tenet Healthcare Corp. @
               9.25% due 02/01/15..............................     1,919
     3,660   Tenet Healthcare Corp.
               9.875% due 07/01/14.............................     3,925
       720   United Surgical Partners International, Inc.
               10.00% due 12/15/11.............................       792
                                                                 --------
                                                                   16,788
                                                                 --------
             HOTELS & GAMING -- 5.3%
     1,785   Boyd Gaming Corp. +
               6.75% due 04/15/14..............................     1,830
     5,185   Boyd Gaming Corp. +
               7.75% due 12/15/12..............................     5,541
     7,195   Hammons (John Q.) Hotels LP
               8.875% due 05/15/12.............................     7,843
     1,365   La Quinta Properties, Inc. +
               7.00% due 08/15/12..............................     1,411
     2,100   La Quinta Properties, Inc.
               8.875% due 03/15/11.............................     2,271
     5,290   MGM Mirage, Inc.
               6.75% due 09/01/12..............................     5,449
     2,580   Mohegan Tribal Gaming Authority @
               6.125% due 02/15/13.............................     2,606
     1,300   Mohegan Tribal Gaming Authority
               6.375% due 07/15/09.............................     1,326

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
CORPORATE NOTES: NON-INVESTMENT GRADE -- (CONTINUED)
             HOTELS & GAMING -- (CONTINUED)
$    2,445   Mohegan Tribal Gaming Authority
               7.125% due 08/15/14.............................  $  2,561
     2,370   Station Casinos, Inc. +
               6.00% due 04/01/12..............................     2,406
     4,000   Station Casinos, Inc.
               6.50% due 02/01/14..............................     4,080
     4,690   Wynn Las Vegas Corp. @
               6.625% due 12/01/14.............................     4,549
                                                                 --------
                                                                   41,873
                                                                 --------
             MACHINERY -- 1.1%
     1,920   Cummins, Inc.
               6.75% due 02/15/27..............................     1,987
     3,265   Terex Corp.
               7.375% due 01/15/14.............................     3,379
     3,070   Terex Corp.
               9.25% due 07/15/11..............................     3,331
                                                                 --------
                                                                    8,697
                                                                 --------
             MEDIA & ENTERTAINMENT -- 6.2%
     1,925   Argosy Gaming Co.
               7.00% due 01/15/14..............................     2,120
     1,500   CSC Holdings, Inc.
               7.25% due 07/15/08..............................     1,504
     3,020   CSC Holdings, Inc.
               7.625% due 04/01/11.............................     2,982
     2,640   CanWest Media, Inc. +
               7.625% due 04/15/13.............................     2,825
     2,760   Cenveo Corp. +
               7.875% due 12/01/13.............................     2,622
     3,600   Charter Communications Operating LLC @
               8.00% due 04/30/12..............................     3,582
     1,090   Charter Communications Holdings II LLC
               10.25% due 09/15/10.............................     1,102
     4,690   Charter Communications Holdings LLC +
               10.00% due 04/01/09.............................     3,623
     4,189   DirecTV Holdings LLC
               8.375% due 03/15/13.............................     4,639
     5,765   Echostar DBS Corp.
               5.75% due 10/01/08..............................     5,729
     2,910   Intrawest Corp.
               7.50% due 10/15/13..............................     2,986
     1,960   Intrawest Corp.
               7.50% due 10/15/13..............................     2,011
     2,450   Medianews Group, Inc.
               6.875% due 10/01/13.............................     2,429
     1,225   Penn National Gaming, Inc. @
               6.75% due 03/01/15..............................     1,216
       337   Primedia, Inc. +
               7.625% due 04/01/08.............................       341
     1,300   Primedia, Inc.
               8.00% due 05/15/13..............................     1,303
     1,445   Quebecor Media, Inc.
               11.125% due 07/15/11............................     1,606
     1,600   Shaw Communications, Inc.
               8.25% due 04/11/10..............................     1,776

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
             MEDIA & ENTERTAINMENT -- (CONTINUED)
$      755   Town Sports International, Inc.
               9.625% due 04/15/11.............................  $    781
     3,360   Universal City Florida Holding Co.
               8.375% due 05/01/10.............................     3,503
                                                                 --------
                                                                   48,680
                                                                 --------
             METALS, MINERALS & MINING -- 3.4%
     2,930   AK Steel Holding Corp.
               7.75% due 06/15/12..............................     2,476
     4,463   Ball Corp.
               6.875% due 12/15/12.............................     4,686
     2,205   California Steel Industries, Inc.
               6.125% due 03/15/14.............................     2,051
     2,000   Century Aluminum Co. +
               7.50% due 08/15/14..............................     1,975
       225   Corning, Inc.
               5.90% due 03/15/14..............................       231
     3,529   Crown European Holdings S.A.
               9.50% due 03/01/11..............................     3,900
       275   International Steel Group, Inc.
               6.50% due 04/15/14..............................       264
       375   Jorgensen (Earle M.) Co.
               9.75% due 06/01/12..............................       405
     6,180   Novelis, Inc. @
               7.25% due 02/15/15..............................     6,203
     1,245   Oregon Steel Mills, Inc. +
               10.00% due 07/15/09.............................     1,341
       985   Steel Dynamics, Inc. +
               9.50% due 03/15/09..............................     1,047
     1,480   United States Steel Corp.
               9.75% due 05/15/10..............................     1,598
       741   United States Steel LLC
               10.75% due 08/01/08.............................       823
                                                                 --------
                                                                   27,000
                                                                 --------
             REAL ESTATE INVESTMENT TRUST -- 1.1%
     3,400   Trustreet Properties, Inc. @
               7.50% due 04/01/15..............................     3,477
       920   Ventas Realty LP @
               6.75% due 06/01/10..............................       958
       570   Ventas Realty LP
               8.75% due 05/01/09..............................       630
     3,480   Ventas Realty LP
               9.00% due 05/01/12..............................     4,002
                                                                 --------
                                                                    9,067
                                                                 --------
             RETAIL -- 3.1%
     3,535   Ahold Finance USA, Inc. +
               8.25% due 07/15/10..............................     3,889
     2,155   Amerigas Partners LP @
               7.25% due 05/20/15..............................     2,241
     3,615   Delhaize America, Inc. +
               8.125% due 04/15/11.............................     4,055
     1,735   Ingles Markets, Inc.
               8.875% due 12/01/11.............................     1,763
     1,980   Penney (J.C.) Co., Inc.
               7.65% due 08/15/16..............................     2,242

The accompanying notes are an integral part of this financial statement.

 HARTFORD HIGH YIELD HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
CORPORATE NOTES: NON-INVESTMENT GRADE -- (CONTINUED)
             RETAIL -- (CONTINUED)
$    2,000   Penney (J.C.) Co., Inc.
               8.125% due 04/01/27.............................  $  2,110
     1,915   Pierre Foods, Inc. +
               9.875% due 07/15/12.............................     1,977
     2,055   Sonic Automotive, Inc.
               8.625% due 08/15/13.............................     2,076
     2,435   Stater Brothers Holdings +
               8.125% due 06/15/12.............................     2,374
     1,610   United Auto Group, Inc.
               9.625% due 03/15/12.............................     1,719
                                                                 --------
                                                                   24,446
                                                                 --------
             RUBBER & PLASTICS PRODUCTS -- 1.5%
     3,460   AEP Industries, Inc. @
               7.875% due 03/15/13.............................     3,468
     3,800   Goodyear Tire & Rubber Co. (The) @
               9.00% due 07/01/15..............................     3,734
       340   Norampac, Inc.
               6.75% due 06/01/13..............................       341
     4,070   Plastipak Holdings, Inc.
               10.75% due 09/01/11.............................     4,487
                                                                 --------
                                                                   12,030
                                                                 --------
             SOFTWARE & SERVICES -- 0.8%
     2,000   Emmis Operating Co.
               6.875% due 05/15/12.............................     1,980
     3,845   Unisys Corp. +
               6.875% due 03/15/10.............................     3,778
       700   United Components, Inc.
               9.375% due 06/15/13.............................       705
                                                                 --------
                                                                    6,463
                                                                 --------
             TRANSPORTATION -- 3.5%
     2,840   Bombardier Recreational Products, Inc.
               8.375% due 12/15/13.............................     3,025
     4,630   Bombardier, Inc. @
               6.30% due 05/01/14..............................     4,190
     2,000   Bombardier, Inc. @
               6.75% due 05/01/12..............................     1,900
     5,185   Group 1 Automotive, Inc.
               8.25% due 08/15/13..............................     5,237
     1,000   Navistar International Corp. +
               7.50% due 06/15/11..............................     1,020
     2,019   Northwest Airlines, Inc.
               6.81% due 02/01/20..............................     1,749
     3,971   TRW Automotive, Inc.
               9.375% due 02/15/13.............................     4,398
     6,060   Trinity Industries, Inc.
               6.50% due 03/15/14..............................     6,030
                                                                 --------
                                                                   27,549
                                                                 --------
             UTILITIES -- 12.1%
     6,280   AES Corp. (The) @
               8.75% due 05/15/13..............................     7,018
     3,305   Allied Waste North America, Inc.
               5.75% due 02/15/11..............................     3,090

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE #
----------                                                       --------
             UTILITIES -- (CONTINUED)
$    1,100   Allied Waste North America, Inc. +
               7.875% due 04/15/13.............................  $  1,125
     2,800   Allied Waste North America, Inc.
               8.875% due 04/02/08.............................     2,940
       233   Allied Waste North America, Inc. +
               9.25% due 09/01/12..............................       252
     4,840   Aquila, Inc.
               7.625% due 11/15/09.............................     4,997
     1,180   CMS Energy Corp.
               7.75% due 08/01/10..............................     1,269
     4,520   CMS Energy Corp. +
               8.50% due 04/15/11..............................     5,040
     3,620   Centerpoint Energy, Inc.
               6.85% due 06/01/15..............................     4,050
     2,905   Consumers Energy Co.
               6.30% due 02/01/12..............................     2,920
     2,960   Dynegy Holdings, Inc. @
               10.125% due 07/15/13............................     3,345
       940   Edison Mission Energy
               7.73% due 06/15/09..............................       991
     4,390   Edison Mission Energy
               9.875% due 04/15/11.............................     5,142
     2,130   El Paso CGP Co.
               6.50% due 06/01/08..............................     2,114
     2,500   El Paso CGP Co.
               7.75% due 06/15/10..............................     2,550
     5,435   El Paso Corp. +
               7.875% due 06/15/12.............................     5,598
     4,425   Monongahela Power Co. +
               7.36% due 01/15/10..............................     4,819
     4,650   NRG Energy, Inc. @
               8.00% due 12/15/13..............................     4,906
     1,100   Nevada Power Co.
               8.50% due 01/01/23..............................     1,134
       440   Nevada Power Co.
               9.00% due 08/15/13..............................       495
     4,275   Reliant Energy, Inc. +
               6.75% due 12/15/14..............................     4,179
     1,930   Sierra Pacific Resources
               8.625% due 03/15/14.............................     2,133
     2,000   TECO Energy, Inc. @
               5.37% due 05/01/10..............................     2,023
     1,870   TXU Corp. @
               5.55% due 11/15/14..............................     1,814
     2,775   Tenaska Alabama Partners LP @
               7.00% due 06/30/21..............................     2,810
     9,640   Tennessee Gas Pipeline Co.
               7.50% due 04/01/17..............................    10,678
     7,694   Texas Genco LLC @
               6.875% due 12/15/14.............................     8,098
                                                                 --------
                                                                   95,530
                                                                 --------
             Total corporate notes: non-investment grade (cost
               $687,948).......................................  $693,264
                                                                 --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

  SHARES
----------
WARRANTS -- 0.0%
             RUBBER & PLASTICS PRODUCTS -- 0.0%
        --   Pliant Corp. @@@..................................  $     --
                                                                 --------
             Total warrants
               (cost $0).......................................  $     --
                                                                 --------
  SHARES
----------
SHORT-TERM SECURITIES -- 15.9%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 15.8%
$  125,011   State Street Navigator Securities Lending Prime
               Portfolio.......................................  $125,011
                                                                 --------
PRINCIPAL
  AMOUNT
----------
             U.S. TREASURY BILLS -- 0.1% ++
$      300   2.90% due 09/22/05................................  $    298
                                                                 --------
             Total short-term securities
               (cost $125,309).................................  $125,309
                                                                 --------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $855,627) O -- 109.1%...............   860,883
             OTHER ASSETS, LESS LIABILITIES -- (9.1%)..........   (71,034)
                                                                 --------
             NET ASSETS -- 100%................................  $789,849
                                                                 ========

Note: Market value of investments in foreign securities represents 10.6% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  +  All or a portion of this security was on loan as of June 30, 2005
     (See Note 2(i).
  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $135,343 or 17.1% of net assets.

  ## Illiquid Securities (See Note 2(m)).

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  I All principal amounts are in U.S. dollars unless otherwise indicated. EUR -- EURO

 L   Debt security in default due to bankruptcy.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $856,421 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $13,494
      Unrealized depreciation.........................   (9,032)
                                                        -------
      Net unrealized appreciation.....................  $ 4,462
                                                        =======

  ++ The Fund had 255 CBT 10 Year U.S. Treasury Notes September
     2005 Futures contracts open as of June 30, 2005. These contracts had a value of $28,935 as of June 30, 2005 and were collateralized by a U.S. Treasury Bill, 2.90% due 09/22/05, with a market value of $298.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                 MARKET         CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                  TRANSACTION         VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                  -----------         ------         --------         ---------         --------------
EURO                                            Sell             $4,608          $4,804          7/26/2005              $196
                                                                                                                        ----
                                                                                                                        $196
                                                                                                                        ====

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 99.1%
            AEROSPACE & DEFENSE -- 0.2%
      85    Raytheon Co. .....................................  $    3,317
            APPAREL & TEXTILE -- 0.2%
      71    Coach, Inc. *.....................................       2,373
      23    Jones Apparel Group, Inc. ........................         702
      20    Liz Claiborne, Inc. +.............................         811
      19    V. F. Corp. ......................................       1,076
                                                                ----------
                                                                     4,962
                                                                ----------
            BANKS -- 11.8%
      66    AmSouth Bancorp +.................................       1,721
     220    American Express Co. .............................      11,689
     103    BB&T Corp. +......................................       4,097
     754    Bank of America Corp. ............................      34,399
     146    Bank of New York Co., Inc. (The)..................       4,202
      40    CIT Group, Inc. ..................................       1,697
      47    Capital One Financial Corp. +.....................       3,784
     976    Citigroup, Inc. ..................................      45,102
      32    Comerica, Inc. ...................................       1,832
      23    Compass Bancshares, Inc. .........................       1,044
     110    Countrywide Financial Corp. ......................       4,255
      98    Fifth Third Bancorp +.............................       4,030
      23    First Horizon National Corp. +....................         983
      53    Golden West Financial Corp. ......................       3,412
      44    Huntington Bancshares, Inc. ......................       1,053
      77    KeyCorp. +........................................       2,536
      18    M&T Bank Corp. ...................................       1,924
     238    MBNA Corp. .......................................       6,218
      40    Marshall & Ilsley Corp. +.........................       1,774
      79    Mellon Financial Corp. ...........................       2,278
     660    Morgan (J.P.) Chase & Co. ........................      23,308
     111    National City Corp. ..............................       3,801
      90    North Fork Bancorp, Inc. .........................       2,517
      38    Northern Trust Corp. .............................       1,737
      53    PNC Financial Services Group, Inc. ...............       2,897
      55    Providian Financial Corp. *+......................         973
      87    Regions Financial Corp. +.........................       2,948
      79    SLM Corp. ........................................       3,998
      68    Sovereign Bancorp, Inc. ..........................       1,528
      62    State Street Corp. ...............................       2,996
      64    SunTrust Banks, Inc. .............................       4,602
      58    Synovus Financial Corp. ..........................       1,671
     344    U.S. Bancorp......................................      10,036
     296    Wachovia Corp. ...................................      14,662
     165    Washington Mutual, Inc. ..........................       6,694
     316    Wells Fargo & Co. ................................      19,484
      17    Zions Bancorp.....................................       1,235
                                                                ----------
                                                                   243,117
                                                                ----------
            BUSINESS SERVICES -- 1.0%
     197    Cendant Corp. ....................................       4,411
      27    Convergys Corp. *.................................         380
      24    Equifax, Inc. ....................................         868
      16    Fluor Corp. +.....................................         933
      79    Interpublic Group of Cos., Inc. (The) *+..........         966
      23    Monster Worldwide, Inc. *.........................         651
      34    Omnicom Group, Inc. ..............................       2,747

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            BUSINESS SERVICES -- (CONTINUED)
      67    Paychex, Inc. ....................................  $    2,170
      30    Robert Half International, Inc. ..................         747
     228    eBay, Inc. *......................................       7,520
                                                                ----------
                                                                    21,393
                                                                ----------
            CHEMICALS -- 1.5%
      43    Air Products & Chemicals, Inc. ...................       2,593
      19    Avery Dennison Corp. .............................       1,012
     180    Dow Chemical Co. (The)............................       8,029
      15    Eastman Chemical Co. .............................         833
      10    Great Lakes Chemical Corp. .......................         308
      17    International Flavors & Fragrances, Inc. .........         601
      50    Monsanto Co. .....................................       3,162
      32    PPG Industries, Inc. .............................       2,021
      61    Praxair, Inc. ....................................       2,829
      36    Rohm & Haas Co. ..................................       1,678
     187    du Pont (E.I.) de Nemours & Co. ..................       8,034
                                                                ----------
                                                                    31,100
                                                                ----------
            COMMUNICATIONS -- 4.6%
      22    ADC Telecommunications, Inc. *....................         475
     150    AT&T Corp. .......................................       2,862
      61    Alltel Corp. +....................................       3,818
      31    Andrew Corp. *....................................         389
      90    Avaya, Inc. *.....................................         745
     343    BellSouth Corp. ..................................       9,124
     108    CIENA Corp. *.....................................         226
      25    CenturyTel, Inc. .................................         852
      64    Citizens Communications Co. ......................         859
      38    Comverse Technology, Inc. *.......................         889
      22    L-3 Communications Holdings, Inc. +...............       1,708
     831    Lucent Technologies, Inc. *+......................       2,418
     460    Motorola, Inc. ...................................       8,398
      69    Network Appliance, Inc. *+........................       1,942
     211    Nextel Communications, Inc., Class A *............       6,821
     306    QUALCOMM, Inc. ...................................      10,114
     314    Qwest Communications International, Inc. *+.......       1,163
      33    Rockwell Collins, Inc. ...........................       1,593
     620    SBC Communications, Inc. .........................      14,713
      29    Scientific-Atlanta, Inc. .........................         952
     278    Sprint Corp.-FON Group +..........................       6,962
      84    Tellabs, Inc. *...................................         732
     519    Verizon Communications, Inc. .....................      17,931
                                                                ----------
                                                                    95,686
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.0%
     144    3M Co. +..........................................      10,433
     155    Apple Computer, Inc. *............................       5,687
     454    Dell, Inc. *......................................      17,941
     451    EMC Corp. *.......................................       6,178
      56    Gateway, Inc. *...................................         184
     541    Hewlett-Packard Co. ..............................      12,726
     303    International Business Machines Corp. ............      22,453
      65    International Game Technology +...................       1,816
      35    Jabil Circuit, Inc. *.............................       1,060
      24    Lexmark International, Inc. *.....................       1,536
      43    Pitney Bowes, Inc. ...............................       1,877

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            COMPUTERS & OFFICE EQUIPMENT -- (CONTINUED)
     182    Solectron Corp. *.................................  $      691
      46    Symbol Technologies, Inc. ........................         449
                                                                ----------
                                                                    83,031
                                                                ----------
            CONSTRUCTION -- 0.2%
      24    Centex Corp. .....................................       1,696
      16    KB Home Corp. ....................................       1,189
      22    Pulte Homes, Inc. +...............................       1,879
                                                                ----------
                                                                     4,764
                                                                ----------
            CONSUMER DURABLES -- 0.4%
      16    Grainger (W.W.), Inc. ............................         855
      36    Johnson Controls, Inc. ...........................       2,028
      36    Leggett & Platt, Inc. ............................         946
      81    Masco Corp. +.....................................       2,582
      52    Newell Rubbermaid, Inc. +.........................       1,230
      24    Visteon Corp. ....................................         145
                                                                ----------
                                                                     7,786
                                                                ----------
            CONSUMER NON-DURABLES -- 4.2%
      16    Alberto-Culver Co., Class B.......................         693
      20    AmerisourceBergen Corp. +.........................       1,369
      89    Avon Products, Inc. ..............................       3,350
      17    Brown-Forman Corp., Class B.......................       1,022
      80    Cardinal Health, Inc. ............................       4,624
      29    Clorox Co. (The)..................................       1,610
      98    Colgate-Palmolive Co. ............................       4,896
      54    Eastman Kodak Co. +...............................       1,445
      41    Ecolab, Inc. .....................................       1,333
     187    Gillette Co. (The)................................       9,473
      31    Hasbro, Inc. +....................................         653
      77    Mattel, Inc. .....................................       1,413
      55    McKesson Corp. ...................................       2,481
      52    Medco Health Solutions, Inc. *....................       2,775
      43    NIKE, Inc., Class B...............................       3,706
     464    Procter & Gamble Co. (The)........................      24,481
      11    Reebok International Ltd. +.......................         439
      84    Safeway, Inc. +...................................       1,900
      26    Supervalu, Inc. +.................................         832
     119    Sysco Corp. ......................................       4,296
     379    Tyco International Ltd. +.........................      11,058
     180    Xerox Corp. *+....................................       2,478
                                                                ----------
                                                                    86,327
                                                                ----------
            CONSUMER SERVICES -- 0.2%
      28    Cintas Corp. +....................................       1,085
      31    H&R Block, Inc. +.................................       1,809
      12    Ryder System, Inc. ...............................         443
                                                                ----------
                                                                     3,337
                                                                ----------
            DRUGS -- 6.5%
     291    Abbott Laboratories...............................      14,252
     232    Amgen, Inc. *.....................................      14,033
      65    Biogen Idec, Inc. *...............................       2,225
     367    Bristol-Myers Squibb Co. .........................       9,155
      28    Chiron Corp. *+...................................         970

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            DRUGS -- (CONTINUED)
     213    Eli Lilly & Co. ..................................  $   11,838
      64    Forest Laboratories, Inc. *.......................       2,479
      47    Genzyme Corp. *...................................       2,842
      85    Gilead Sciences, Inc. *...........................       3,726
      30    Hospira, Inc. *...................................       1,154
      45    King Pharmaceuticals, Inc. *......................         472
      47    MedImmune, Inc. *.................................       1,242
     413    Merck & Co., Inc. ................................      12,727
      51    Mylan Laboratories, Inc. .........................         972
   1,394    Pfizer, Inc. .....................................      38,458
     277    Schering-Plough Corp. ............................       5,272
      13    Sigma-Aldrich Corp. +.............................         723
      21    Watson Pharmaceuticals, Inc. *....................         612
     251    Wyeth.............................................      11,170
                                                                ----------
                                                                   134,322
                                                                ----------
            EDUCATION -- 0.1%
      31    Apollo Group, Inc. *+.............................       2,401
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.8%
      81    Agilent Technologies, Inc. *......................       1,867
      25    Allergan, Inc. +..................................       2,088
      37    Applera Corp. -- Applied Biosystems Group.........         728
      52    Danaher Corp. ....................................       2,701
      23    Fisher Scientific International, Inc. *...........       1,460
      37    KLA -- Tencor Corp. +.............................       1,613
       9    Millipore Corp. *.................................         533
      24    PerkinElmer, Inc. ................................         459
      33    Rockwell Automation, Inc. ........................       1,598
      17    Tektronix, Inc. ..................................         386
      37    Teradyne, Inc. *+.................................         439
      30    Thermo Electron Corp. *...........................         811
      22    Waters Corp. *....................................         818
                                                                ----------
                                                                    15,501
                                                                ----------
            ELECTRONICS -- 7.8%
      74    Advanced Micro Devices, Inc. *+...................       1,285
      70    Altera Corp. *....................................       1,381
      34    American Power Conversion Corp. ..................         802
      69    Analog Devices, Inc. +............................       2,589
      58    Applied Micro Circuits Corp. *....................         147
      55    Broadcom Corp., Class A *.........................       1,949
   1,199    Cisco Systems, Inc. *.............................      22,903
      17    Cooper Industries Ltd. ...........................       1,112
      78    Emerson Electric Co. .............................       4,891
      75    Freescale Semiconductor, Inc., Class B *+.........       1,597
   1,989    General Electric Co. .............................      68,919
   1,158    Intel Corp. ......................................      30,170
     272    JDS Uniphase Corp. *+.............................         413
      73    LSI Logic Corp. *.................................         617
      57    Linear Technology Corp. ..........................       2,106
      62    Maxim Integrated Products, Inc. ..................       2,350
      15    Maytag Corp. +....................................         233
     115    Micron Technology, Inc. *+........................       1,177
      32    Molex, Inc. ......................................         820
      32    NVIDIA Corp. *....................................         847
      66    National Semiconductor Corp. +....................       1,443
      26    Novellus Systems, Inc. *..........................         640

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
      34    PMC-Sierra, Inc. *+...............................  $      315
      17    QLogic Corp. *....................................         525
      99    Sanmina-SCI Corp. *...............................         539
     312    Texas Instruments, Inc. +.........................       8,749
      13    Whirlpool Corp. ..................................         876
      66    Xilinx, Inc. +....................................       1,678
                                                                ----------
                                                                   161,073
                                                                ----------
            ENERGY & SERVICES -- 8.4%
      16    Amerada Hess Corp. ...............................       1,715
      44    Anadarko Petroleum Corp. .........................       3,631
      62    Apache Corp. .....................................       3,973
      13    Ashland, Inc. *...................................         906
      30    BJ Services Co. ..................................       1,595
      64    Baker Hughes, Inc. +..............................       3,249
      72    Burlington Resources, Inc. .......................       3,994
     394    Chevron Corp. ....................................      22,005
     261    ConocoPhillips....................................      15,011
      89    Devon Energy Corp. ...............................       4,500
      45    EOG Resources, Inc. +.............................       2,550
   1,194    ExxonMobil Corp. .................................      68,608
      95    Halliburton Co. ..................................       4,533
      22    Kerr-McGee Corp. .................................       1,664
      62    Marathon Oil Corp. ...............................       3,325
      28    Nabors Industries Ltd. *..........................       1,691
      26    Noble Corp. ......................................       1,569
      75    Occidental Petroleum Corp. .......................       5,747
      20    Rowan Cos., Inc. +................................         603
     111    Schlumberger Ltd. ................................       8,391
      13    Sunoco, Inc. .....................................       1,466
      61    Transocean, Inc. *................................       3,303
      51    Unocal Corp. .....................................       3,318
      48    Valero Energy Corp. ..............................       3,805
      68    XTO Energy, Inc. .................................       2,301
                                                                ----------
                                                                   173,453
                                                                ----------
            FINANCIAL SERVICES -- 2.2%
      21    Bear Stearns Cos., Inc. (The).....................       2,214
     214    Charles Schwab Corp. (The) +......................       2,411
      69    E*Trade Financial Corp. *.........................         967
      18    Federated Investors, Inc., Class B................         534
      37    Franklin Resources, Inc. .........................       2,864
      83    Goldman Sachs Group, Inc. ........................       8,457
      43    Janus Capital Group, Inc. +.......................         639
      52    Lehman Brothers Holdings, Inc. ...................       5,153
     177    Merrill Lynch & Co., Inc. ........................       9,753
     206    Morgan Stanley Dean Witter & Co. .................      10,783
      23    T Rowe Price Group, Inc. .........................       1,452
                                                                ----------
                                                                    45,227
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.7%
     388    Altria Group, Inc. ...............................      25,114
     146    Anheuser-Busch Cos., Inc. ........................       6,661
     117    Archer-Daniels-Midland Co. .......................       2,501
      61    Campbell Soup Co. +...............................       1,874
     425    Coca-Cola Co. (The)...............................      17,723

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
      66    Coca-Cola Enterprises, Inc. ......................  $    1,457
      97    ConAgra Foods, Inc. ..............................       2,249
      69    General Mills, Inc. ..............................       3,243
      66    Heinz (H.J.) Co. .................................       2,327
      21    Hercules, Inc. *..................................         300
      41    Hershey Co. (The).................................       2,534
      66    Kellogg Co. ......................................       2,915
      25    McCormick & Co., Inc. ............................         830
      15    Molson Coors Brewing Co. .........................         911
      37    Pepsi Bottling Group, Inc. (The)..................       1,053
     314    PepsiCo., Inc. ...................................      16,934
      22    Reynolds American, Inc. +.........................       1,718
     148    Sara Lee Corp. ...................................       2,924
      31    UST, Inc. ........................................       1,415
      37    Wrigley (W.M.) Jr. Co. ...........................       2,526
                                                                ----------
                                                                    97,209
                                                                ----------
            FOREST & PAPER PRODUCTS -- 0.8%
      20    Bemis Co., Inc. ..................................         533
      49    Georgia-Pacific Corp. ............................       1,552
      92    International Paper Co. ..........................       2,779
      90    Kimberly-Clark Corp. .............................       5,614
      21    Louisiana-Pacific Corp. ..........................         511
      35    MeadWestvaco Corp. ...............................         981
      13    OfficeMax, Inc. ..................................         393
      28    Pactiv Corp. *....................................         604
      23    Temple-Inland, Inc. ..............................         866
      46    Weyerhaeuser Co. .................................       2,922
                                                                ----------
                                                                    16,755
                                                                ----------
            HEALTH SERVICES -- 0.7%
      85    Caremark Rx, Inc. *...............................       3,789
      28    Express Scripts, Inc. *...........................       1,389
      79    HCA, Inc. +.......................................       4,454
      46    Health Management Associates, Inc., Class A +.....       1,210
      25    Laboratory Corp. of American Holdings *...........       1,257
      16    Manor Care, Inc. +................................         644
      88    Tenet Healthcare Corp. *+.........................       1,076
                                                                ----------
                                                                    13,819
                                                                ----------
            HOTELS & GAMING -- 0.3%
      72    Hilton Hotels Corp. ..............................       1,708
      37    Marriott International, Inc., Class A.............       2,538
      41    Starwood Hotels & Resorts Worldwide, Inc. ........       2,372
                                                                ----------
                                                                     6,618
                                                                ----------
            INSURANCE -- 5.9%
     100    AFLAC, Inc. ......................................       4,345
      56    Ace Ltd. .........................................       2,525
      55    Aetna, Inc. ......................................       4,514
     131    Allstate Corp. (The)..............................       7,815
      21    Ambac Financial Group, Inc. ......................       1,479
     508    American International Group, Inc. ...............      29,509
      60    Aon Corp. ........................................       1,492
      25    CIGNA Corp. ......................................       2,622
      38    Chubb Corp. (The) +...............................       3,270

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            INSURANCE -- (CONTINUED)
      33    Cincinnati Financial Corp. .......................  $    1,290
      30    Humana, Inc. *....................................       1,208
      27    Jefferson-Pilot Corp. ............................       1,371
      35    Lincoln National Corp. ...........................       1,633
      31    Loews Corp. +.....................................       2,418
      27    MBIA, Inc. +......................................       1,572
      19    MGIC Investment Corp. +...........................       1,207
     100    Marsh & McLennan Cos., Inc. ......................       2,767
     147    Metlife, Inc. ....................................       6,597
      59    Principal Financial Group (The) +.................       2,464
      39    Progressive Corp. (The)...........................       3,844
     105    Prudential Financial, Inc. .......................       6,861
      25    Safeco Corp. .....................................       1,353
     132    St. Paul Travelers Cos., Inc. (The)...............       5,214
      21    Torchmark Corp. ..................................       1,086
     238    UnitedHealth Group, Inc. .........................      12,383
      60    UnumProvident Corp. +.............................       1,092
     115    WellPoint, Inc. *.................................       8,002
      27    XL Capital Ltd., Class A..........................       2,039
                                                                ----------
                                                                   121,972
                                                                ----------
            MACHINERY -- 1.3%
      34    American Standard Cos., Inc. .....................       1,404
     308    Applied Materials, Inc. ..........................       4,988
      15    Black & Decker Corp. (The) +......................       1,348
      64    Caterpillar, Inc. ................................       6,109
       8    Cummins, Inc. +...................................         612
      46    Deere & Co. ......................................       3,026
      38    Dover Corp. ......................................       1,390
      28    Eaton Corp. ......................................       1,695
      32    Ingersoll Rand Co., Ltd. .........................       2,255
      32    National Oilwell Varco, Inc. *....................       1,536
      23    Pall Corp. +......................................         707
      23    Parker-Hannifin Corp. ............................       1,395
      14    Stanley Works (The) +.............................         642
                                                                ----------
                                                                    27,107
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.6%
      96    Clear Channel Communications, Inc. ...............       2,957
     414    Comcast Corp., Class A *+.........................      12,698
      40    Donnelly (R.R.) & Sons Co. .......................       1,380
      13    Dow Jones & Co., Inc. +...........................         471
      47    Gannett Co., Inc. ................................       3,315
      34    Harrah's Entertainment, Inc. .....................       2,458
      14    Knight-Ridder, Inc. +.............................         859
      70    McGraw-Hill Cos., Inc. (The)......................       3,111
       8    Meredith Corp. ...................................         412
      27    New York Times Co. (The), Class A +...............         850
     541    News Corp., Inc. +................................       8,752
     879    Time Warner, Inc. *...............................      14,685
      56    Tribune Co. +.....................................       1,967
      55    Univision Communications, Inc. *+.................       1,501
     302    Viacom, Inc., Class B.............................       9,683
     383    Walt Disney Co. (The).............................       9,639
                                                                ----------
                                                                    74,738
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.7%
      20    Bard (C.R.), Inc. ................................  $    1,310
      10    Bausch & Lomb, Inc. +.............................         830
     116    Baxter International, Inc. .......................       4,318
      47    Becton, Dickinson & Co. ..........................       2,487
      47    Biomet, Inc. .....................................       1,635
     141    Boston Scientific Corp. *.........................       3,796
      61    Guidant Corp. ....................................       4,099
     558    Johnson & Johnson.................................      36,251
     227    Medtronic, Inc. ..................................      11,746
      68    St. Jude Medical, Inc. *..........................       2,961
      70    Stryker Corp. +...................................       3,343
      46    Zimmer Holdings, Inc. *+..........................       3,527
                                                                ----------
                                                                    76,303
                                                                ----------
            METALS, MINERALS & MINING -- 1.3%
     164    Alcoa, Inc. ......................................       4,275
      17    Allegheny Technologies, Inc. .....................         371
      21    Ball Corp. .......................................         744
     272    Corning, Inc. *...................................       4,517
      23    Engelhard Corp. ..................................         645
      27    Fortune Brands, Inc. .............................       2,424
      34    Freeport-McMoRan Copper & Gold, Inc., Class B +...       1,262
      51    Illinois Tool Works, Inc. ........................       4,080
      84    Newmont Mining Corp. .............................       3,263
      30    Nucor Corp. +.....................................       1,369
      18    Phelps Dodge Corp. ...............................       1,684
      11    Snap-On, Inc. +...................................         370
      21    United States Steel Corp. ........................         736
      19    Vulcan Materials Co. +............................       1,248
                                                                ----------
                                                                    26,988
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.6%
      18    Apartment Investment & Management Co., Class A....         732
      37    Archstone-Smith Trust.............................       1,441
      76    Equity Office Properties Trust +..................       2,529
      54    Equity Residential Properties Trust +.............       1,981
      35    Plum Creek Timber Co., Inc. ......................       1,252
      35    Prologis..........................................       1,408
      41    Simon Property Group, Inc. .......................       2,987
                                                                ----------
                                                                    12,330
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 0.2%
      52    Moody's Corp. ....................................       2,329
      34    Quest Diagnostics, Inc. +.........................       1,822
                                                                ----------
                                                                     4,151
                                                                ----------
            RETAIL -- 6.8%
      69    Albertson's, Inc. +...............................       1,429
      12    AutoZone, Inc. *+.................................       1,137
      42    Autonation, Inc. *+...............................         860
      55    Bed, Bath & Beyond, Inc. *........................       2,315
      56    Best Buy Co., Inc. ...............................       3,839
      21    Big Lots, Inc. *+.................................         282
     152    CVS Corp. ........................................       4,416
      36    Circuit City Stores, Inc. ........................         621

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
      90    Costco Wholesale Corp. ...........................  $    4,016
      27    Darden Restaurants, Inc. .........................         900
      13    Dillard's, Inc., Class A +........................         314
      57    Dollar General Corp. .............................       1,152
      31    Family Dollar Stores, Inc. .......................         817
      32    Federated Department Stores, Inc. +...............       2,345
     142    Gap, Inc. (The)...................................       2,806
     403    Home Depot, Inc. (The)............................      15,657
      61    Kohl's Corp. *....................................       3,422
     137    Kroger Co. (The) *................................       2,601
      71    Limited Brands, Inc. .............................       1,527
     145    Lowe's Cos., Inc. +...............................       8,436
      56    May Department Stores Co. (The)...................       2,257
     238    McDonald's Corp. .................................       6,596
      23    Nordstrom, Inc. ..................................       1,563
      59    Office Depot, Inc. *..............................       1,352
      49    Penney (J.C.) Co., Inc. ..........................       2,597
      29    RadioShack Corp. .................................         677
      19    Sears Holdings Corp. *............................       2,878
      24    Sherwin-Williams Co. (The)........................       1,107
     138    Staples, Inc. ....................................       2,944
      73    Starbucks Corp. *.................................       3,776
      88    TJX Cos., Inc. (The)..............................       2,148
     166    Target Corp. .....................................       9,016
      27    Tiffany & Co. +...................................         881
      42    Toys 'R' Us *.....................................        1099
     627    Wal-Mart Stores, Inc. ............................      30,241
     192    Walgreen Co. .....................................       8,816
      22    Wendy's International, Inc. ......................       1,029
      54    Yum! Brands, Inc. ................................       2,828
                                                                ----------
                                                                   140,697
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 0.1%
      12    Cooper Tire & Rubber Co. +........................         223
      33    Goodyear Tire & Rubber Co. (The) *+...............         492
      16    Sealed Air Corp. *................................         782
                                                                ----------
                                                                     1,497
                                                                ----------
            SOFTWARE & SERVICES -- 5.4%
      92    Adobe Systems, Inc. +.............................       2,624
      24    Affiliated Computer Services, Inc., Class A *.....       1,211
      43    Autodesk, Inc. ...................................       1,474
     109    Automatic Data Processing, Inc. ..................       4,592
      42    BMC Software, Inc. *..............................         745
      32    Citrix Systems, Inc. *+...........................         687
     100    Computer Associates International, Inc. ..........       2,743
      35    Computer Sciences Corp. *.........................       1,508
      73    Compuware Corp. *.................................         524
      58    Electronic Arts, Inc. *...........................       3,255
      97    Electronic Data Systems Corp. +...................       1,873
     146    First Data Corp. .................................       5,860
      36    Fiserv, Inc. *....................................       1,542
      43    IMS Health, Inc. .................................       1,053
      35    Intuit, Inc. *+...................................       1,570
      16    Mercury Interactive Corp. *.......................         621
   1,884    Microsoft Corp. ..................................      46,808

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            SOFTWARE & SERVICES -- (CONTINUED)
      35    NCR Corp. *.......................................  $    1,229
      71    Novell, Inc. *+...................................         443
     829    Oracle Corp. *....................................      10,945
      51    Parametric Technology Corp. *.....................         325
      97    Siebel Systems, Inc. .............................         862
     639    Sun Microsystems, Inc. *..........................       2,383
      54    SunGard Data Systems, Inc. *......................       1,913
     133    Symantec Corp. *..................................       2,900
      64    Unisys Corp. *....................................         402
      80    VERITAS Software Corp. *..........................       1,957
     246    Yahoo!, Inc. *....................................       8,527
                                                                ----------
                                                                   110,576
                                                                ----------
            TRANSPORTATION -- 4.7%
     155    Boeing Co. (The)..................................      10,230
      18    Brunswick Corp. ..................................         788
      71    Burlington Northern Santa Fe Corp. ...............       3,324
      41    CSX Corp. ........................................       1,732
      99    Carnival Corp. ...................................       5,390
      28    Dana Corp. +......................................         423
     105    Delphi Corp. +....................................         489
      27    Delta Air Lines, Inc. *+..........................         101
      57    FedEx Corp. +.....................................       4,593
     345    Ford Motor Co. +..................................       3,534
      38    General Dynamics Corp. ...........................       4,119
     106    General Motors Corp. +............................       3,604
      33    Genuine Parts Co. ................................       1,344
      23    Goodrich Corp. ...................................         926
      53    Harley-Davidson, Inc. +...........................       2,649
     160    Honeywell International, Inc. ....................       5,861
      17    ITT Industries, Inc. .............................       1,689
      76    Lockheed Martin Corp. ............................       4,917
      12    Navistar International Corp. *....................         397
      76    Norfolk Southern Corp. ...........................       2,347
      67    Northrop Grumman Corp. ...........................       3,718
      33    PACCAR, Inc. .....................................       2,217
      25    Sabre Holdings Corp. +............................         491
     138    Southwest Airlines Co. ...........................       1,927
      25    Textron, Inc. ....................................       1,919
      49    Union Pacific Corp. ..............................       3,195
     209    United Parcel Service, Inc. ......................      14,448
     192    United Technologies Corp. ........................       9,859
                                                                ----------
                                                                    96,231
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 0.9%
     130    Federal Home Loan Mortgage Corp. .................       8,447
     182    Federal National Mortgage Association.............      10,600
                                                                ----------
                                                                    19,047
                                                                ----------
            UTILITIES -- 4.0%
     123    AES Corp. (The) *.................................       2,007
      31    Allegheny Energy, Inc. *+.........................         769
      51    Allied Waste Industries, Inc. *+..................         403
      38    Ameren Corp. +....................................       2,107
      72    American Electric Power Co., Inc. +...............       2,655
      41    CMS Energy Corp. *+...............................         617
     101    Calpine Corp. *+..................................         343

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            UTILITIES -- (CONTINUED)
      55    Centerpoint Energy, Inc. +........................  $      720
      37    Cinergy Corp. ....................................       1,667
      46    Consolidated Edison, Inc. +.......................       2,136
      33    Constellation Energy Group, Inc. .................       1,921
      33    DTE Energy Co. +..................................       1,529
      64    Dominion Resources, Inc. +........................       4,690
     174    Duke Energy Corp. +...............................       5,167
      62    Dynegy, Inc., Class A *+..........................         303
      61    Edison International..............................       2,478
     121    El Paso Corp. +...................................       1,393
      40    Entergy Corp. ....................................       3,007
     126    Exelon Corp. .....................................       6,442
      74    FPL Group, Inc. ..................................       3,091
      62    FirstEnergy Corp. ................................       2,978
      32    KeySpan Corp. +...................................       1,319
      20    Kinder Morgan, Inc. +.............................       1,697
      51    NiSource, Inc. ...................................       1,261
       8    Nicor, Inc. +.....................................         342
      69    PG&E Corp. +......................................       2,605
      36    PPL Corp. ........................................       2,114
       7    Peoples Energy Corp. +............................         309
      18    Pinnacle West Capital Corp. ......................         818
      47    Progress Energy, Inc. +...........................       2,108
      45    Public Service Enterprise Group, Inc. +...........       2,725
      45    Sempra Energy +...................................       1,855
     140    Southern Co. (The) +..............................       4,840
      39    TECO Energy, Inc. +...............................         734
      45    TXU Corp. ........................................       3,731
     107    Waste Management, Inc. ...........................       3,018
     107    Williams Cos., Inc. (The).........................       2,035
      75    Xcel Energy, Inc. +...............................       1,472
                                                                ----------
                                                                    79,406
                                                                ----------
            Total common stocks
              (cost $1,851,403)...............................  $2,042,241
                                                                ----------
 SHARES
---------
SHORT-TERM SECURITIES -- 10.7%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.9%
 204,077    BNY Institutional Cash Reserves Fund..............  $  204,077
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.7%
$  5,799    BPN Paribas Joint Repurchase Agreement (See Note
              2(d)) 2.75% due 07/01/05........................  $    5,799
   2,319    RBS Greenwich Capital Markets Joint Repurchase
              Agreement (See Note 2(d))
              2.80% due 07/01/05..............................       2,319
   5,930    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       5,930
                                                                ----------
                                                                    14,048
                                                                ----------
            U.S. TREASURY BILLS -- 0.1%
   1,500    2.90% due 09/22/05 ++.............................       1,490
     500    2.94% due 09/22/05 ++.............................         497
                                                                ----------
                                                                     1,987
                                                                ----------
            Total short-term securities
              (cost $220,112).................................  $  220,112
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $2,071,515) O -- 109.8%.............   2,262,353
            OTHER ASSETS, LESS LIABILITIES -- (9.8%)..........    (201,731)
                                                                ----------
            NET ASSETS -- 100%................................   2,060,622
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  O At June 30, 2005, the cost of securities for federal income tax purposes is $2,083,750 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 460,682
      Unrealized depreciation.......................   (282,079)
                                                      ---------
      Net unrealized appreciation...................  $ 178,603
                                                      =========

  ++ The Fund had 61 Standard & Poor's 500 September 2005 Futures contracts open as of June 30, 2005. These contracts had a value of $18,231 as of June 30, 2005 and were collateralized by U.S. Treasury Bills, 2.90% -- 2.94% due 09/22/05, with a market value of $1,987.

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
SHARES                                                           VALUE #
------                                                          ----------
COMMON STOCKS -- 98.3%
            AUSTRALIA -- 1.8%
     761    Publishing & Broadcasting Ltd. +B.................  $    8,585
   1,759    Santos Ltd. B.....................................      15,091
                                                                ----------
                                                                    23,676
                                                                ----------
            AUSTRIA -- 1.0%
     290    Wienerberger AG B.................................      13,442
                                                                ----------
            BRAZIL -- 1.6%
     464    Companhia Vale do Rio Doce ADR +..................      13,574
     140    Petroleo Brasileiro S.A., ADR +...................       7,309
                                                                ----------
                                                                    20,883
                                                                ----------
            CANADA -- 6.0%
     259    Cameco Corp. +....................................      11,586
     479    Canadian Pacific Railway Ltd. ....................      16,580
     322    Fairmont Hotels & Resorts, Inc. ..................      11,201
     359    Petro-Canada......................................      23,355
     477    Talisman Energy, Inc. +...........................      17,859
                                                                ----------
                                                                    80,581
                                                                ----------
            DENMARK -- 1.0%
     249    Carlsberg +B......................................      12,751
                                                                ----------
            FINLAND -- 0.7%
     591    Nokia Oyj B.......................................       9,841
                                                                ----------
            FRANCE -- 10.8%
     330    AXA S.A. B........................................       8,217
      91    Air Liquids S.A. +B...............................      15,554
     276    Cie Generale d'Optique Essilor International
              S.A. +B.........................................      18,807
     514    Credit Agricole S.A. +B...........................      12,977
     354    France Telecom S.A. B.............................      10,289
     266    Sanofi-Aventis +B.................................      21,798
     350    Societe Television Francaise 1 +B.................       9,284
     105    Total S.A. B......................................      24,465
      13    Unibail Holding Co. +B............................       1,627
     694    Vivendi Universal S.A. B..........................      21,759
                                                                ----------
                                                                   144,777
                                                                ----------
            GERMANY -- 3.9%
     559    Bayerische Vereinsbank AG B.......................      14,508
   1,232    Deutsche Telekom AG +B............................      22,697
     147    Muenchener Rueckversicherungs-Gesellschaft
              AG +B...........................................      15,566
                                                                ----------
                                                                    52,771
                                                                ----------
            HONG KONG -- 2.4%
   2,683    Esprit Holdings Ltd. B............................      19,344
     222    Esprit Holdings Ltd. @B...........................       1,597
   1,090    Sun Hung Kai Properties B.........................      10,721
                                                                ----------
                                                                    31,662
                                                                ----------
            HUNGARY -- 0.5%
      85    Mol Magyar Olaj- es Gazipari B....................       7,129
                                                                ----------
            INDIA -- 0.7%
     175    Infosys Technologies Ltd. B.......................       9,467
                                                                ----------

                                                                  MARKET
SHARES                                                           VALUE #
------                                                          ----------
            INDONESIA -- 0.8%
     538    PT Telekomunikasi Indonesia ADR...................  $   11,207
                                                                ----------
            IRELAND -- 0.5%
     513    Ryanair Holdings PLC *B...........................       3,925
      57    Ryanair Holdings PLC, ADR *+......................       2,533
                                                                ----------
                                                                     6,458
                                                                ----------
            ITALY -- 3.1%
   2,064    Banca Intesa S.p.A. B.............................       9,423
     935    Ente Nazional Idrocarburi S.p.A. +B...............      24,028
     940    Geox S.p.A. B.....................................       7,823
                                                                ----------
                                                                    41,274
                                                                ----------
            JAPAN -- 17.0%
     294    Astellas Pharmaceuticals, Inc. B..................      10,007
     370    Canon, Inc. +B....................................      19,414
   1,209    Central Glass Co., Ltd. +B........................       7,533
       2    East Japan Railway Co. B..........................      10,031
     404    Eisai Co., Ltd. B.................................      13,521
     340    Electric Power Development Co. B..................       9,804
      60    Electric Power Development Co. @B.................       1,725
     126    Fast Retailing Co., Ltd. B........................       6,522
     256    Fuji Photo Film Co., Ltd. B.......................       8,273
       2    Japan Tobacco, Inc. +B............................      26,017
      61    Keyence Corp. B...................................      13,554
      47    Orix Corp. +B.....................................       7,078
      82    Promise Co., Ltd. B...............................       5,216
     447    Sankyo Co., Ltd. +B...............................       8,552
     245    Sony Corp. B......................................       8,421
     657    Suzuki Motor Corp. B..............................      10,287
     207    Takeda Chemical Industries Ltd. B.................      10,226
     239    Takefuji Corp. B..................................      16,062
     239    Terumo Corp. B....................................       6,868
       3    UFJ Holdings, Inc. B..............................      16,689
     343    World Co., Ltd. B.................................      11,987
                                                                ----------
                                                                   227,787
                                                                ----------
            MALAYSIA -- 0.5%
   4,221    Astro All Asia Networks PLC *B....................       6,046
                                                                ----------
            MEXICO -- 1.1%
     248    Fomento Economico Mexicano S.A. de C.V., ADR......      14,767
                                                                ----------
            NETHERLANDS -- 6.7%
     102    ASML Holding N.V., NY Shares *....................       1,602
     434    ASML Lithography Holding N.V. *B..................       6,809
     539    European Aeronautic Defense and Space Co. B.......      17,087
   2,298    Koninklijke Ahold N.V. *B.........................      18,829
     628    Koninklijke Philips Electronics N.V. B............      15,808
     790    Pyaterocha Holding N.V., GDR @....................      11,377
     460    Royal Numico N.V. *+B.............................      18,363
                                                                ----------
                                                                    89,875
                                                                ----------
            PHILIPPINES -- 0.6%
     270    Philippine Long Distance Telephone Co. B..........       7,844
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
SHARES                                                           VALUE #
------                                                          ----------
COMMON STOCKS -- (CONTINUED)
            SPAIN -- 2.0%
   1,784    Banco Bilbao Vizcayz Argentaria S.A. B............  $   27,404
                                                                ----------
            SWEDEN -- 2.4%
   1,473    Swedish Match AB B................................      16,706
   4,769    Telefonaktiebolaget LM Ericcson AB, B Shares B....      15,217
                                                                ----------
                                                                    31,923
                                                                ----------
            SWITZERLAND -- 8.5%
     100    Nestle S.A. B.....................................      25,594
     191    Roche Holdings AG B...............................      24,074
     751    STMicroelectronics N.V. B.........................      11,965
     342    UBS AG B..........................................      26,624
     144    Zurich Financial Services AG B....................      24,772
                                                                ----------
                                                                   113,029
                                                                ----------
            TAIWAN -- 2.2%
     969    AU Optronics Corp., ADR *+........................      16,413
   7,439    Taiwan Semiconductor Manufacturing Co., Ltd. B....      12,952
                                                                ----------
                                                                    29,365
                                                                ----------
            UNITED KINGDOM -- 16.8%
     632    AstraZeneca PLC B.................................      26,044
   1,373    Aviva PLC B.......................................      15,241
   1,566    BHP Billiton PLC B................................      19,966
   2,398    Centrica PLC B....................................       9,932
   2,688    EMI Group PLC B...................................      12,194
     732    Enterprise Inns PLC B.............................      10,920
     581    Imperial Tobacco Group PLC B......................      15,625
     465    Reckitt Benckiser PLC B...........................      13,673
   1,209    Royal Bank of Scotland Group PLC B................      36,408
   1,516    Vedanta Resources PLC B...........................      13,661
   8,879    Vodafone Group PLC B..............................      21,588
   1,592    WWP Group PLC B...................................      16,308
     640    Wolseley PLC B....................................      13,422
                                                                ----------
                                                                   224,982
                                                                ----------
            UNITED STATES OF AMERICA -- 1.2%
     129    Schlumberger Ltd. ................................       9,811
     471    Turkcell Iletisim Hizmetleri AS, ADR +............       5,959
                                                                ----------
                                                                    15,770
                                                                ----------
            Total common stocks
              (cost $1,183,823)...............................  $1,254,711
                                                                ----------
 SHARES
---------
SHORT-TERM SECURITIES -- 13.6%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.7%
 129,098    Boston Global Investment Trust....................  $  129,098
PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- 3.9%
 $12,000    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d)) 3.43% due 07/01/05....  $   12,000
   6,118    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       6,118
   6,118    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       6,118
   2,496    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       2,496
  26,353    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................      26,353
                                                                ----------
                                                                    53,085
                                                                ----------
            Total short-term securities
              (cost $182,183).................................  $  182,183
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,366,006) O -- 107.4%.............   1,436,894
            OTHER ASSETS, LESS LIABILITIES -- (7.4%)..........     (99,297)
                                                                ----------
            NET ASSETS -- 100%................................  $1,337,597
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $14,699 or 1.1% of net assets.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $1,079,578, which represents 80.7% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,367,376 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $103,009
      Unrealized depreciation........................   (33,491)
                                                       --------
      Net unrealized appreciation....................  $ 69,518
                                                       ========

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
Aerospace & Defense                                     1.3%
---------------------------------------------------------------
Apparel & Textile                                       2.5
---------------------------------------------------------------
Banks                                                   9.5
---------------------------------------------------------------
Business Services                                       1.2
---------------------------------------------------------------
Chemicals                                               1.2
---------------------------------------------------------------
Communications                                          7.8
---------------------------------------------------------------
Computers & Office Equipment                            1.5
---------------------------------------------------------------
Construction                                            1.0
---------------------------------------------------------------
Consumer Durables                                       0.6
---------------------------------------------------------------
Consumer Non-Durables                                   3.9
---------------------------------------------------------------
Drugs                                                   3.7
---------------------------------------------------------------
Electronics                                             5.0
---------------------------------------------------------------
Energy & Services                                      10.0
---------------------------------------------------------------
Financial Services                                      5.1
---------------------------------------------------------------
Food, Beverage & Tobacco                                9.3
---------------------------------------------------------------
Hotels & Gaming                                         0.8
---------------------------------------------------------------
Insurance                                               3.0
---------------------------------------------------------------
Investment Companies held as Collateral on
  Loaned Securities                                     9.7
---------------------------------------------------------------
Machinery                                               1.5
---------------------------------------------------------------
Media & Entertainment                                   4.3
---------------------------------------------------------------
Medical Instruments & Supplies                          5.3
---------------------------------------------------------------
Metals, Minerals & Mining                               4.4
---------------------------------------------------------------
Real Estate                                             0.9
---------------------------------------------------------------
Repurchase Agreement                                    3.9
---------------------------------------------------------------
Retail                                                  5.3
---------------------------------------------------------------
Software & Services                                     0.7
---------------------------------------------------------------
Transportation                                          3.2
---------------------------------------------------------------
Utilities                                               0.8
---------------------------------------------------------------
Other Assets and Liabilities                           (7.4)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                MARKET          CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION          VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                 -----------         -------         --------         ---------         --------------
Australian Dollar                               Buy             $   247         $   249           7/1/2005             $   (2)
British Pound                                  Sell               9,164           9,803          7/20/2005                639
Canadian Dollars                               Sell              11,536          11,506           7/5/2005                (30)
Canadian Dollars                               Sell               4,250           4,249           7/6/2005                 (1)
Canadian Dollars                               Sell               3,769           3,749           7/5/2005                (20)
Japanese Yen                                   Sell               1,434           1,444           7/5/2005                 10
Japanese Yen                                   Sell                 759             759           7/5/2005                 --
Swiss Franc                                    Sell               9,180          10,252          7/20/2005              1,072
                                                                                                                       ------
                                                                                                                       $1,668
                                                                                                                       ======

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE #
------                                                       --------
COMMON STOCKS -- 98.8%
         BELGIUM -- 0.8%
   22    InBev N.V. B......................................  $    743
                                                             --------
         FINLAND -- 3.6%
  197    Nokia Oyj B.......................................     3,271
                                                             --------
         FRANCE -- 15.2%
   37    AXA S.A. B........................................       914
   27    Carrefour S.A. +B.................................     1,325
   40    Credit Agricole S.A. +B...........................     1,015
   64    France Telecom S.A. B.............................     1,848
   14    Lagardere S.C.A. +B...............................     1,012
   16    Sanofi-Aventis +B.................................     1,278
   15    Schneider Electric S.A. B.........................     1,151
   15    Total S.A. +B.....................................     3,395
   62    Vivendi Universal S.A. +B.........................     1,953
                                                             --------
                                                               13,891
                                                             --------
         GERMANY -- 11.6%
   22    Commerzbank AG B..................................       476
  121    Deutsche Telekom AG +B............................     2,229
   19    E.ON AG B.........................................     1,678
    1    Porsche AG B......................................       987
   19    Schering AG B.....................................     1,186
   30    Siemens AG B......................................     2,202
   40    Volkswagen AG +B..................................     1,809
                                                             --------
                                                               10,567
                                                             --------
         IRELAND -- 2.1%
   57    Bank of Ireland B.................................       922
   39    CRH PLC B.........................................     1,039
                                                             --------
                                                                1,961
                                                             --------
         ITALY -- 3.8%
   76    Ente Nazional Idrocarburi S.p.A. +B...............     1,943
  474    Telecom Italia S.p.A. B...........................     1,478
                                                             --------
                                                                3,421
                                                             --------
         JAPAN -- 21.6%
   12    AIFUL Corp. +B....................................       870
   --    East Japan Railway Co. B@@........................       682
   23    Fanuc Ltd. B......................................     1,430
  184    Fujitsu Ltd. B....................................       959
   13    Hoya Corp. B......................................     1,517
   92    Joyo Bank Ltd. (The) B............................       448
   --    Mitsubishi Tokyo Financial Group, Inc. +B@@.......     1,357
   28    Murata Manufacturing Co., Ltd. B..................     1,393
    1    NTT DoCoMo, Inc. B................................       874
  107    Nomura Holdings, Inc. B...........................     1,265
   13    Shin-Etsu Chemical Co., Ltd. B....................       484
  148    Shinsei Bank Ltd. B...............................       794
   39    Sony Corp. +B.....................................     1,329
  129    Sumitomo Trust & Banking Co., Ltd. (The) B........       781
   34    Takeda Chemical Industries Ltd. B.................     1,661
  350    Tokyo Gas Co., Ltd. +B............................     1,307
   71    Toyota Motor Corp. B..............................     2,537
                                                             --------
                                                               19,688
                                                             --------

                                                              MARKET
SHARES                                                       VALUE #
------                                                       --------
         NETHERLANDS -- 4.5%
   37    Heineken N.V. +B..................................  $  1,152
   45    Royal Dutch Petroleum Co. +B......................     2,938
                                                             --------
                                                                4,090
                                                             --------
         NORWAY -- 1.2%
   56    Statoil ASA, Class A +B...........................     1,140
                                                             --------
         SINGAPORE -- 1.2%
  138    Oversea-Chinese Banking Corp. +B..................       948
   28    Oversea-Chinese Banking Corp. *...................       106
                                                             --------
                                                                1,054
                                                             --------
         SWITZERLAND -- 10.3%
   31    Compagnie Financiere Richemont AG B...............     1,033
   59    Credit Suisse Group B.............................     2,312
    9    Nestle S.A. +B....................................     2,401
   57    Novartis AG B.....................................     2,720
    5    Zurich Financial Services AG B....................       926
                                                             --------
                                                                9,392
                                                             --------
         UNITED KINGDOM -- 22.9%
  180    BP PLC B..........................................     1,869
  240    Barclays PLC B....................................     2,376
  133    Cadbury Schweppes PLC B...........................     1,265
   17    Cobham PLC B......................................       421
  171    Diageo PLC B......................................     2,522
   70    GlaxoSmithKline PLC B.............................     1,682
  138    HSBC Holdings PLC B...............................     2,197
   46    Imperial Tobacco Group PLC B......................     1,247
  223    Marks & Spencer Group PLC B.......................     1,433
   42    National Grid Transco PLC B.......................       408
  111    Prudential Corp. PLC B............................       981
   72    Royal Bank of Scotland Group PLC B................     2,177
   16    Royal Bank of Scotland Group PLC @B...............       488
  193    Unilever PLC B....................................     1,857
                                                             --------
                                                               20,923
                                                             --------
         Total common stocks
           (cost $80,443)..................................  $ 90,141
                                                             --------
SHORT-TERM SECURITIES -- 16.0%
         INVESTMENT COMPANIES -- 1.7%
1,532    SSgA Money Market Fund............................  $  1,532
                                                             --------
         INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
         SECURITIES -- 14.3%
13,069   State Street Navigator Securities Lending Prime
           Portfolio.......................................    13,069
                                                             --------
         Total short-term securities
           (cost $14,601)..................................  $ 14,601
                                                             --------
         INVESTMENTS IN SECURITIES AT VALUE
           (TOTAL COST $95,044) O -- 114.8%................   104,742
         OTHER ASSETS, LESS LIABILITIES -- (14.8%).........   (13,518)
                                                             --------
         NET ASSETS -- 100%................................  $ 91,224
                                                             ========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL STOCK HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $488 or 0.5% of net assets.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $90,035, which represents 98.7% of the total net assets.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $95,098 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $11,444
      Unrealized depreciation.........................   (1,800)
                                                        -------
      Net unrealized appreciation.....................  $ 9,644
                                                        =======

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
Aerospace & Defense                                     0.5%
---------------------------------------------------------------
Banks                                                  17.5
---------------------------------------------------------------
Chemicals                                               0.5
---------------------------------------------------------------
Communications                                         10.6
---------------------------------------------------------------
Drugs                                                   6.1
---------------------------------------------------------------
Electrical Equipment                                    1.3
---------------------------------------------------------------
Electronics                                             8.0
---------------------------------------------------------------
Energy & Services                                      13.0
---------------------------------------------------------------
Financial Services                                      3.5
---------------------------------------------------------------
Food, Beverage & Tobacco                               12.3
---------------------------------------------------------------
Insurance                                               2.4
---------------------------------------------------------------
Investment Companies                                    1.7
---------------------------------------------------------------
Investment Companies held as Collateral on
  Loaned Securities                                    14.3
---------------------------------------------------------------
Media & Entertainment                                   3.3
---------------------------------------------------------------
Medical Instruments & Supplies                          4.9
---------------------------------------------------------------
Metals, Minerals & Mining                               2.4
---------------------------------------------------------------
Retail                                                  4.2
---------------------------------------------------------------
Transportation                                          6.6
---------------------------------------------------------------
Utilities                                               1.7
---------------------------------------------------------------
Other Assets and Liabilities                          (14.8)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

The accompanying notes are an integral part of this financial statement.

 HARTFORD LARGECAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 99.7%
            BANKS -- 8.4%
      34    Citigroup, Inc. ..................................  $  1,581
      35    Countrywide Financial Corp. ......................     1,367
      23    Doral Financial Corp. ............................       375
      14    Fifth Third Bancorp...............................       595
      45    MBNA Corp. .......................................     1,164
      19    Northern Trust Corp. .............................       846
                                                                --------
                                                                   5,928
                                                                --------
            BUSINESS SERVICES -- 1.1%
      10    Omnicom Group, Inc. ..............................       811
                                                                --------
            COMMUNICATIONS -- 1.7%
      65    Motorola, Inc. ...................................     1,184
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 5.2%
      22    CDW Corp. ........................................     1,242
      11    International Business Machines Corp. ............       816
      15    Lexmark International, Inc. *.....................       940
      15    Zebra Technologies Corp. *........................       657
                                                                --------
                                                                   3,655
                                                                --------
            CONSUMER NON-DURABLES -- 0.7%
      14    Avon Products, Inc. ..............................       519
                                                                --------
            CONSUMER SERVICES -- 1.3%
      16    H&R Block, Inc. ..................................       904
                                                                --------
            DRUGS -- 11.4%
      20    Biogen Idec, Inc. *...............................       692
      14    Genzyme Corp. *...................................       823
      23    Novartis AG ADR...................................     1,096
      54    Pfizer, Inc. .....................................     1,489
     103    Schering-Plough Corp. ............................     1,969
      24    Teva Pharmaceutical Industries Ltd., ADR..........       750
      42    Watson Pharmaceuticals, Inc. *....................     1,228
                                                                --------
                                                                   8,047
                                                                --------
            ELECTRICAL EQUIPMENT -- 0.8%
       7    Allergan, Inc. ...................................       580
                                                                --------
            ELECTRONICS -- 9.1%
      86    General Electric Co. .............................     2,970
      76    Intel Corp. ......................................     1,983
      40    Linear Technology Corp. ..........................     1,471
                                                                --------
                                                                   6,424
                                                                --------
            ENERGY & SERVICES -- 11.0%
      11    Apache Corp. .....................................       720
      16    BJ Services Co. ..................................       850
      15    BP PLC, ADR.......................................       917
      22    Chevron Corp. ....................................     1,202
      24    ExxonMobil Corp. .................................     1,362
      14    Noble Corp. ......................................       833
      56    XTO Energy, Inc. .................................     1,894
                                                                --------
                                                                   7,778
                                                                --------
            FINANCIAL SERVICES -- 1.3%
       9    Goldman Sachs Group, Inc. ........................       888
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            FOOD, BEVERAGE & TOBACCO -- 2.4%
      31    PepsiCo., Inc. ...................................  $  1,696
                                                                --------
            INSURANCE -- 5.0%
      19    AFLAC, Inc. ......................................       827
      46    American International Group, Inc. ...............     2,690
                                                                --------
                                                                   3,517
                                                                --------
            MEDIA & ENTERTAINMENT -- 3.4%
      23    Comcast Corp., Class A *..........................       692
      47    Time Warner, Inc. *...............................       792
      28    Viacom, Inc., Class B.............................       898
                                                                --------
                                                                   2,382
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 5.6%
      33    Baxter International, Inc. .......................     1,221
      33    Boston Scientific Corp. *.........................       894
      15    Johnson & Johnson.................................       988
      17    Medtronic, Inc. ..................................       865
                                                                --------
                                                                   3,968
                                                                --------
            RETAIL -- 7.8%
      23    Cheesecake Factory, Inc. (The) *..................       792
      25    Kohl's Corp. *....................................     1,403
      35    Wal-Mart Stores, Inc. ............................     1,665
      37    Walgreen Co. .....................................     1,681
                                                                --------
                                                                   5,541
                                                                --------
            SOFTWARE & SERVICES -- 18.0%
      33    Adobe Systems, Inc. ..............................       933
      15    Affiliated Computer Services, Inc., Class A *.....       751
      22    Automatic Data Processing, Inc. ..................       928
      97    Citrix Systems, Inc. *............................     2,090
      24    Cognos, Inc. *....................................       813
      17    Electronic Arts, Inc. *...........................       934
      17    Fiserv, Inc. *....................................       711
      37    IMS Health, Inc. .................................       904
     133    Microsoft Corp. ..................................     3,296
      63    Symantec Corp. *..................................     1,374
                                                                --------
                                                                  12,734
                                                                --------
            TRANSPORTATION -- 0.9%
      14    Carnival Corp. ...................................       736
                                                                --------
            U.S. GOVERNMENT AGENCIES -- 2.1%
      27    Federal National Mortgage Association.............     1,548
                                                                --------
            UTILITIES -- 2.5%
      11    Kinder Morgan, Inc. ..............................       903
      14    Questar Corp. ....................................       942
                                                                --------
                                                                   1,845
                                                                --------
            Total common stocks
              (cost $69,459)..................................  $ 70,685
                                                                --------

The accompanying notes are an integral part of this financial statement.

 HARTFORD LARGECAP GROWTH HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
SHORT-TERM SECURITIES -- 0.2%
            INVESTMENT COMPANIES -- 0.2%
      93    SSgA Money Market Fund............................  $     93
                                                                --------
            Total short-term securities
              (cost $93)......................................  $     93
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $69,552) O -- 99.9%.................    70,778
            OTHER ASSETS, LESS LIABILITIES -- 0.1%............        86
                                                                --------
            NET ASSETS -- 100%................................  $ 70,864
                                                                ========

Note: Market value of investments in foreign securities represents 5.0% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $69,961 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 4,660
      Unrealized depreciation.........................   (3,843)
                                                        -------
      Net unrealized appreciation.....................  $   817
                                                        =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD MIDCAP STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE #
------                                                       -------
COMMON STOCKS -- 99.8%
         APPAREL & TEXTILE -- 3.2%
   26    Coach, Inc. *.....................................  $   866
   23    Liz Claiborne, Inc. ..............................      917
                                                             -------
                                                               1,783
                                                             -------
         BANKS -- 3.8%
   41    Commerce Bancorp, Inc. +..........................    1,253
   23    Investors Financial Services Corp. ...............      862
                                                             -------
                                                               2,115
                                                             -------
         BUSINESS SERVICES -- 3.1%
   89    Akamai Technologies, Inc. *+......................    1,164
    8    Getty Images, Inc. *..............................      563
                                                             -------
                                                               1,727
                                                             -------
         COMMUNICATIONS -- 6.2%
   13    L-3 Communications Holdings, Inc. ................    1,030
   67    Nextel Partners, Inc. *...........................    1,698
   48    Polycom, Inc. *...................................      714
                                                             -------
                                                               3,442
                                                             -------
         COMPUTERS & OFFICE EQUIPMENT -- 6.3%
   22    CDW Corp. ........................................    1,239
   54    Jabil Circuit, Inc. *.............................    1,655
   25    SanDisk Corp. *...................................      593
                                                             -------
                                                               3,487
                                                             -------
         CONSUMER DURABLES -- 1.4%
   13    Kinetic Concepts, Inc. *..........................      776
                                                             -------
         CONSUMER NON-DURABLES -- 4.6%
   31    Airgas, Inc. .....................................      770
   19    Alberto-Culver Co., Class B.......................      807
   25    Estee Lauder Cos., Inc. (The), Class A............      980
                                                             -------
                                                               2,557
                                                             -------
         CONSUMER SERVICES -- 3.6%
   15    Dun & Bradstreet Corp. *..........................      934
   19    H&R Block, Inc. ..................................    1,081
                                                             -------
                                                               2,015
                                                             -------
         DRUGS -- 6.4%
   26    Andrx Group *.....................................      529
   23    Genzyme Corp. *...................................    1,378
   68    Impax Laboratories, Inc. *........................    1,068
    9    Sepracor, Inc. *+.................................      566
                                                             -------
                                                               3,541
                                                             -------
         ELECTRICAL EQUIPMENT -- 3.1%
   10    Affymetrix, Inc. *................................      557
   19    KLA -- Tencor Corp. ..............................      842
    5    Millipore Corp. *.................................      292
                                                             -------
                                                               1,691
                                                             -------
         ELECTRONICS -- 10.8%
   52    ATI Technologies, Inc. *..........................      611
   21    Amphenol Corp. ...................................      837
    9    Harman International Industries, Inc. ............      696

                                                             MARKET
SHARES                                                       VALUE #
------                                                       -------
         ELECTRONICS -- (CONTINUED)
   19    International Rectifier Corp. *...................  $   884
   36    MEMC Electronic Materials, Inc. *.................      561
   21    Maxim Integrated Products, Inc. ..................      817
   30    Microchip Technology, Inc. .......................      900
   22    QLogic Corp. *....................................      670
                                                             -------
                                                               5,976
                                                             -------
         ENERGY & SERVICES -- 3.7%
   21    Weatherford International Ltd. *..................    1,189
   24    XTO Energy, Inc. .................................      832
                                                             -------
                                                               2,021
                                                             -------
         HEALTH SERVICES -- 3.4%
   27    Health Management Associates, Inc., Class A.......      698
   24    Laboratory Corp. of American Holdings *...........    1,191
                                                             -------
                                                               1,889
                                                             -------
         MACHINERY -- 4.1%
   28    Donaldson Co., Inc. ..............................      842
   38    Varian Medical Systems, Inc. *....................    1,428
                                                             -------
                                                               2,270
                                                             -------
         MEDIA & ENTERTAINMENT -- 3.3%
   24    Liberty Global, Inc. *............................    1,137
   25    Univision Communications, Inc. *..................      680
                                                             -------
                                                               1,817
                                                             -------
         MEDICAL INSTRUMENTS & SUPPLIES -- 4.7%
   16    Beckman Coulter, Inc. ............................    1,033
   24    Biomet, Inc. .....................................      828
   17    Omnicare, Inc. ...................................      738
                                                             -------
                                                               2,599
                                                             -------
         METALS, MINERALS & MINING -- 4.8%
   31    Cameco Corp. +....................................    1,368
   14    Fortune Brands, Inc. .............................    1,281
                                                             -------
                                                               2,649
                                                             -------
         REAL ESTATE -- 1.1%
    8    St. Joe Co. (The).................................      622
                                                             -------
         RESEARCH & TESTING FACILITIES -- 1.1%
   15    Celgene Corp. *...................................      624
                                                             -------
         RETAIL -- 6.1%
   38    Bed, Bath & Beyond, Inc. *........................    1,589
   18    Outback Steakhouse, Inc. .........................      818
   29    Tiffany & Co. ....................................      962
                                                             -------
                                                               3,369
                                                             -------
         SOFTWARE & SERVICES -- 9.0%
   20    Affiliated Computer Services, Inc., Class A *.....    1,041
   27    Fiserv, Inc. *....................................    1,153
   22    GTECH Holdings Corp. .............................      641
   24    Intuit, Inc. *....................................    1,071
   43    Juniper Networks, Inc. *..........................    1,090
                                                             -------
                                                               4,996
                                                             -------

The accompanying notes are an integral part of this financial statement.

 HARTFORD MIDCAP STOCK HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE #
------                                                       -------
COMMON STOCKS -- (CONTINUED)
         TRANSPORTATION -- 4.9%
   23    Royal Caribbean Cruises Ltd. .....................  $ 1,105
   52    Southwest Airlines Co. ...........................      725
   43    Werner Enterprises, Inc. .........................      853
                                                             -------
                                                               2,683
                                                             -------
         UTILITIES -- 1.1%
   11    Stericycle, Inc. *................................      554
                                                             -------
         Total common stocks
           (cost $51,678)..................................  $55,203
                                                             -------
SHORT-TERM SECURITIES -- 7.9%
         INVESTMENT COMPANIES -- 2.0%
1,130    SSgA Money Market Fund............................  $ 1,130
                                                             -------
         INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
         SECURITIES -- 5.9%
3,234    Boston Global Investment Trust....................    3,234
                                                             -------
         Total short-term securities
           (cost $4,364)...................................  $ 4,364
                                                             -------
         INVESTMENTS IN SECURITIES AT VALUE
           (TOTAL COST $56,042) O -- 107.7%................   59,567
         OTHER ASSETS, LESS LIABILITIES -- (7.7%)..........   (4,239)
                                                             -------
         NET ASSETS -- 100%................................  $55,328
                                                             =======

Note: Market value of investments in foreign securities represents 3.6% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  O At June 30, 2005, the cost of securities for federal income tax purposes is $56,119 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 4,694
      Unrealized depreciation.........................   (1,246)
                                                        -------
      Net unrealized appreciation.....................  $ 3,448
                                                        =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
COMMERCIAL PAPER -- 66.7%
 $21,500    Alliance & Leicester
              2.77% due 07/06/05..............................  $   21,492
  21,500    Alliance & Leicester
              3.09% due 09/08/05..............................      21,373
  21,500    American Express Credit Corp.
              3.08% due 07/11/05..............................      21,482
  23,190    American Express Credit Corp.
              3.406% due 05/16/06.............................      23,223
  21,500    American General Finance Corp.
              3.11% due 07/12/05..............................      21,480
  21,500    American General Finance Corp.
              3.24% due 08/25/05..............................      21,394
  20,000    Amsterdam Funding Corp.
              3.08% due 07/08/05..............................      19,988
  24,000    Amsterdam Funding Corp.
              3.12% due 07/19/05..............................      23,963
  21,500    Anz Delaware, Inc.
              3.09% due 07/21/05..............................      21,463
  21,500    Barton Capital Corp.
              3.06% due 07/07/05..............................      21,489
  23,000    Barton Capital Corp.
              3.12% due 07/14/05..............................      22,974
  20,000    Bear Stearns Cos., Inc. (The)
              3.33% due 07/06/05..............................      19,991
  17,400    Bear Stearns Cos., Inc. (The)
              3.68% due 06/19/06..............................      17,447
  21,500    Britnnia Building Society
              3.17% due 08/11/05..............................      21,422
  21,500    Britnnia Building Society
              3.27% due 09/02/05..............................      21,377
  21,500    Cafco, LLC
              3.22% due 08/24/05..............................      21,396
  23,000    Cafco, LLC
              3.32% due 09/12/05..............................      22,845
  34,500    Cargill, Inc.
              2.82% due 07/18/05..............................      34,454
  43,000    Countrywide Financial Corp.
              3.41% due 07/01/05..............................      43,000
  21,500    HSBC Finance Corp.
              3.08% due 07/08/05..............................      21,487
  23,000    Morgan Stanley Dean Witter & Co.
              3.26% due 08/16/05..............................      22,904
  17,370    Morgan Stanley Dean Witter & Co.
              3.36% due 07/01/05..............................      17,370
  23,000    Morgan Stanley Dean Witter & Co.
              3.38% due 09/19/05..............................      22,827
  21,500    Nordea North America, Inc.
              3.05% due 08/09/05..............................      21,429
  21,500    Nordea North America, Inc.
              3.26% due 09/06/05..............................      21,370
  23,000    Northern Rock PLC
              3.32% due 08/24/05..............................      22,885
  21,500    Old Line Funding Corp.
              3.06% due 07/07/05..............................      21,489
  21,500    Old Line Funding Corp.
              3.075% due 07/11/05.............................      21,482

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
 $26,000    Preferred Receivable Funding Corp.
              3.115% due 07/11/05.............................  $   25,978
  21,000    Preferred Receivable Funding Corp.
              3.16% due 07/18/05..............................      20,969
  43,000    Sara Lee Corp.
              3.38% due 07/01/05..............................      43,000
  21,500    Spintab AB
              3.14% due 08/11/05..............................      21,423
  20,900    Spintab AB
              3.32% due 09/01/05..............................      20,780
  43,000    Stadshypotek Delaware, Inc.
              3.32% due 07/18/05..............................      42,933
  46,000    State Street Corp.
              3.22% due 07/26/05..............................      45,897
  21,500    Toyota Motor Credit Corp.
              3.08% due 09/01/05..............................      21,386
  23,000    Toyota Motor Credit Corp.
              3.23% due 08/02/05..............................      22,934
  16,668    Triple A One Funding Corp.
              3.10% due 07/12/05..............................      16,652
  15,283    Triple A One Funding Corp.
              3.115% due 07/13/05.............................      15,267
  13,000    Triple A One Funding Corp.
              3.14% due 07/12/05..............................      12,988
  45,000    UBS Finance (Delaware)
              3.39% due 07/01/05..............................      45,000
  23,000    Washington Mutual Bank FA
              3.45% due 07/26/06..............................      23,000
  46,000    Yorktown Capital LLC
              3.22% due 07/20/05..............................      45,922
                                                                ----------
                                                                 1,059,625
                                                                ----------
            Total commercial paper
              (cost $1,059,625)...............................  $1,059,625
                                                                ----------
CORPORATE NOTES -- 39.4%
            UNITED STATES -- 39.4%
 $43,000    Bank One Corp.
              7.625% due 08/01/05.............................  $   43,159
  43,000    Bank of America Corp.
              3.549% due 08/26/05.............................      43,020
   8,500    Bear Stearns Cos., Inc. (The)
              6.25% due 07/15/05..............................       8,510
  12,200    Caterpillar Financial Services Corp.
              3.10% due 09/19/05..............................      12,190
  43,000    Citigroup Global Markets Holdings, Inc.
              3.221% due 07/25/05.............................      43,003
  21,500    Citigroup, Inc.
              3.395% due 05/19/06.............................      21,531
  43,000    First Union/Wachovia
              7.55% due 08/18/05..............................      43,238
  43,000    General Electric Co.
              3.211% due 10/24/05.............................      43,012
  43,000    Goldman Sachs Group Inc.
              3.16% due 07/29/05 @............................      43,000
  21,500    Greenwich Capital Holdings, Inc.
              3.071% due 10/17/05.............................      21,500
  21,500    HBOS Treasury Services PLC
              3.95% due 08/01/05..............................      21,443

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
 $43,000    Honda Motor Corp.
              3.16% due 08/04/05 @............................  $   43,000
  43,000    Lehman Brothers Holdings, Inc.
              3.18% due 06/02/06..............................      43,037
  20,600    Merrill Lynch & Co., Inc.
              3.28% due 07/11/05..............................      20,601
  21,600    Merrill Lynch & Co., Inc.
              3.734% due 09/21/05.............................      21,616
  43,000    Nationwide Building Society, Inc.
              3.20% due 07/22/05 @............................      43,002
  21,500    Northern Rock PLC
              3.17% due 08/12/05..............................      21,420
  43,000    SLM Corp.
              3.49% due 08/15/05..............................      43,006
  46,000    Wells Fargo & Co.
              3.45% due 03/03/06..............................      46,041
                                                                ----------
                                                                   625,329
                                                                ----------
            Total corporate notes
              (cost $625,329).................................  $  625,329
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,684,954) -- 106.1%...............   1,684,954
            OTHER ASSETS, LESS LIABILITIES -- (6.1%)..........     (96,155)
                                                                ----------
            NET ASSETS -- 100%................................  $1,588,799
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $129,002 or 8.1% of net assets.

The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALLCAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 98.1%
            AEROSPACE & DEFENSE -- 1.4%
      34    ESCO Technologies, Inc. *.........................  $    3,377
      58    Lowrance Electronics, Inc. +......................       1,221
     112    Novatel, Inc. *+..................................       3,010
     124    United Industrial Corp., New York shares +........       4,414
                                                                ----------
                                                                    12,022
                                                                ----------
            APPAREL & TEXTILE -- 2.4%
      85    Albany International Corp. .......................       2,736
     228    Genesco, Inc. *...................................       8,464
     248    Timberland Co. (The) *+...........................       9,610
                                                                ----------
                                                                    20,810
                                                                ----------
            BANKS -- 4.0%
     145    Advanta Corp. ....................................       4,083
     305    American Capital Strategies Ltd. +................      11,003
      23    CharterMac........................................         501
      46    City Holding Co. .................................       1,673
      63    CompuCredit Corp. *+..............................       2,156
     338    IndyMac Bancorp, Inc. +...........................      13,771
      57    Irwin Financial Corp. ............................       1,254
                                                                ----------
                                                                    34,441
                                                                ----------
            BUSINESS SERVICES -- 5.6%
      69    Aaron Rents, Inc. ................................       1,715
     100    Advo, Inc. .......................................       3,183
      99    Convergys Corp. *.................................       1,401
     128    Gevity HR, Inc. ..................................       2,554
     454    Heidrick & Struggles International, Inc. *........      11,838
     135    Jupitermedia Corp. *..............................       2,304
      45    MAXIMUS, Inc. ....................................       1,602
     470    Per-Se Technologies, Inc. *+......................       9,888
     339    Rent-Way, Inc. *..................................       3,331
     148    Rotech Healthcare, Inc. *.........................       3,875
     160    Sotheby's Holdings *..............................       2,195
     168    Watson Wyatt & Co. Holdings.......................       4,303
                                                                ----------
                                                                    48,189
                                                                ----------
            CHEMICALS -- 0.1%
      58    Ferro Corp. ......................................       1,156
                                                                ----------
            COMMUNICATIONS -- 4.1%
      81    Comtech Telecommunications Corp. *+...............       2,645
   1,177    Digital Generation Systems *......................       1,177
     133    Ditech Communications Corp. *.....................         861
     227    General Communication *...........................       2,241
     156    InPhonic, Inc. *+.................................       2,395
     622    InterVoice, Inc. *................................       5,369
      81    Plantronics, Inc. ................................       2,927
     721    Premiere Global Services, Inc. *..................       8,145
     314    Radyne Corp. *+...................................       2,725
     446    Ubiquitel, Inc. *+................................       3,639
     100    j2 Global Communications, Inc. *+.................       3,447
                                                                ----------
                                                                    35,571
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 0.7%
      30    Global Imaging Systems, Inc. *....................         946
      88    IKON Office Solutions, Inc. ......................         836
     158    Komag, Inc. *+....................................       4,494
                                                                ----------
                                                                     6,276
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            CONSTRUCTION -- 1.8%
     106    Standard-Pacific Corp. ...........................  $    9,349
     199    WCI Communities, Inc. *+..........................       6,387
                                                                ----------
                                                                    15,736
                                                                ----------
            CONSUMER DURABLES -- 2.2%
     108    Adesa, Inc. ......................................       2,342
     187    Cabot Microelectronics Corp. *....................       5,407
      41    Eagle Materials, Inc. ............................       3,787
     226    Knight Transportation, Inc. ......................       5,499
      50    USG Corp. *+......................................       2,142
                                                                ----------
                                                                    19,177
                                                                ----------
            CONSUMER NON-DURABLES -- 2.7%
     229    Allscripts Healthcare Solutions, Inc. *+..........       3,810
     198    Jakks Pacific, Inc. *+............................       3,809
      60    K-Swiss, Inc. ....................................       1,931
     125    Kenneth Cole Productions, Inc., Class A...........       3,893
     325    Nu Skin Enterprises, Inc. ........................       7,570
     152    Stride Rite Corp. (The)...........................       2,089
                                                                ----------
                                                                    23,102
                                                                ----------
            CONSUMER SERVICES -- 0.1%
      67    CPI Corp. ........................................       1,215
                                                                ----------
            DRUGS -- 8.1%
     717    Abgenix, Inc. *+..................................       6,148
     386    Alkermes, Inc. *+.................................       5,100
     312    Diagnostic Products Corp. +.......................      14,757
     796    Encysive Pharmaceuticals, Inc. *..................       8,606
     189    Human Genome Sciences, Inc. *+....................       2,185
     187    Kos Pharmaceuticals, Inc. *+......................      12,229
     659    NPS Pharmaceuticals, Inc. *+......................       7,483
     124    OSI Pharmaceuticals, Inc. *+......................       5,047
     194    Onyx Pharmaceuticals, Inc. *+.....................       4,633
     212    Salix Pharmaceuticals Ltd. *+.....................       3,747
                                                                ----------
                                                                    69,935
                                                                ----------
            EDUCATION -- 1.1%
     140    ITT Educational Services, Inc. *+.................       7,452
      81    Lincoln Educational Services Corp. *..............       1,630
                                                                ----------
                                                                     9,082
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.3%
      97    Cyberoptics Corp. *...............................       1,260
      46    MTS Systems Corp. ................................       1,528
                                                                ----------
                                                                     2,788
                                                                ----------
            ELECTRONICS -- 7.0%
     220    Cree, Inc. *+.....................................       5,608
     199    Diodes, Inc. *....................................       6,215
     394    Fairchild Semiconductor International Inc., Class
              A *.............................................       5,804
     428    FuelCell Energy, Inc. *+..........................       4,372
     249    Hutchinson Technology, Inc. *+....................       9,585
     407    MEMC Electronic Materials, Inc. *.................       6,415
     120    Methode Electronics, Inc. ........................       1,423
     270    Micrel, Inc. *....................................       3,105
   1,905    ON Semiconductor Corp. *..........................       8,763
     194    OmniVision Technologies, Inc. *+..................       2,642

The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALLCAP GROWTH HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
     180    Sigmatel, Inc. *..................................  $    3,091
      91    Varian Semiconductor Equipment Associates,
              Inc. *..........................................       3,382
                                                                ----------
                                                                    60,405
                                                                ----------
            ENERGY & SERVICES -- 5.8%
     142    Cabot Oil & Gas Corp. ............................       4,926
      52    Cheniere Energy, Inc. *...........................       1,630
     170    Chesapeake Energy Corp. +.........................       3,881
      35    Cimarex Energy Co. *..............................       1,358
     126    Energy Partners Ltd. *............................       3,295
     259    Frontier Oil Corp. ...............................       7,602
     163    Giant Industries, Inc. *..........................       5,857
      57    Houston Exploration Co. *.........................       3,003
     471    Meridian Resource Corp. *.........................       2,249
     579    Petroquest Energy, Inc. *.........................       3,804
      99    St. Mary Land & Exploration Co. +.................       2,866
      94    Swift Energy Co. *................................       3,363
      58    Tesoro Petroleum Corp. ...........................       2,712
     116    Vintage Petroleum, Inc. ..........................       3,538
                                                                ----------
                                                                    50,084
                                                                ----------
            EXCHANGE TRADED FUNDS -- 0.5%
      60    iShares Russell 2000 Growth Index Fund +..........       3,885
                                                                ----------
            FINANCIAL SERVICES -- 1.5%
     189    Affiliated Managers Group, Inc. *+................      12,914
                                                                ----------
            FOREST & PAPER PRODUCTS -- 1.0%
      91    Glatfelter........................................       1,128
     250    Longview Fibre Co. ...............................       5,140
     169    Wausau Paper Corp. ...............................       2,029
                                                                ----------
                                                                     8,297
                                                                ----------
            HEALTH SERVICES -- 2.6%
     109    Alliance Imaging, Inc. *..........................       1,141
     100    Amedisys, Inc. *+.................................       3,667
      55    American Healthways, Inc. *.......................       2,325
      76    Genesis HealthCare Corp. *+.......................       3,499
      92    LifePoint Hospitals, Inc. *.......................       4,628
     100    Sierra Health Services, Inc. *+...................       7,117
                                                                ----------
                                                                    22,377
                                                                ----------
            HOTELS & GAMING -- 0.8%
     138    Ameristar Casinos, Inc. ..........................       3,600
     169    Bluegreen Corp. *.................................       2,944
                                                                ----------
                                                                     6,544
                                                                ----------
            INSURANCE -- 3.8%
      45    Amerigroup Corp. *................................       1,797
     129    Arch Capital Group Ltd. *.........................       5,807
     215    Aspen Insurance Holdings Ltd. ....................       5,912
      96    Platinum Underwriters Holdings Ltd. ..............       3,058
     653    Scottish Re Group Ltd. ...........................      15,834
                                                                ----------
                                                                    32,408
                                                                ----------
            MACHINERY -- 2.7%
      71    Briggs & Stratton Corp. ..........................       2,448
     192    Graco, Inc. ......................................       6,553
     101    Lennox International, Inc. .......................       2,142

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            MACHINERY -- (CONTINUED)
     192    Stewart & Stevenson Services, Inc. ...............  $    4,339
      89    Timken Co. (The)..................................       2,063
      93    Toro Co. .........................................       3,591
      56    Watsco, Inc. .....................................       2,386
                                                                ----------
                                                                    23,522
                                                                ----------
            MEDIA & ENTERTAINMENT -- 2.9%
     165    Central European Media Enterprises Ltd. *.........       8,002
     488    Cumulus Media, Inc. *.............................       5,745
      43    Harland (John H.) Co. ............................       1,645
     122    Journal Register Co. *............................       2,136
      --    Liberty Global, Inc. *@@..........................          --
     209    Lin TV Corp. *....................................       2,900
      92    MTR Gaming Group, Inc. *..........................       1,074
     155    Playboy Enterprises, Inc. *+......................       2,010
     163    Regent Communications, Inc. *.....................         959
                                                                ----------
                                                                    24,471
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.3%
     196    Haemonetics Corp. *...............................       7,957
     128    Medical Action Industries, Inc. *.................       2,281
     102    PolyMedica Corp. .................................       3,634
     180    Steris Corp. .....................................       4,641
      31    Vital Signs, Inc. ................................       1,334
                                                                ----------
                                                                    19,847
                                                                ----------
            METALS, MINERALS & MINING -- 3.2%
     131    Carpenter Technology Corp. .......................       6,765
     605    Century Aluminum Co. *............................      12,348
     107    Mueller Industries, Inc. .........................       2,908
      59    NS Group, Inc. *..................................       1,912
      70    Texas Industries, Inc. ...........................       3,942
                                                                ----------
                                                                    27,875
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.3%
      62    American Home Mortgage Investment Corp. +.........       2,161
      21    Novastar Financial, Inc. +........................         814
                                                                ----------
                                                                     2,975
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 4.6%
     369    Amylin Pharmaceuticals, Inc. *+...................       7,719
     659    Applera Corp. -- Celera Genomics Group *+.........       7,229
     562    CV Therapeutics, Inc. *+..........................      12,589
     350    Ciphergen Biosystems, Inc. *+.....................         669
     422    Exelixis, Inc. *..................................       3,135
     301    Incyte Corp. *....................................       2,153
     175    Kosan Biosciences, Inc. *.........................         924
     576    Regeneron Pharmaceuticals, Inc. *.................       4,829
                                                                ----------
                                                                    39,247
                                                                ----------
            RETAIL -- 2.8%
      91    CEC Entertaining, Inc. *..........................       3,811
     137    CKE Restaurants, Inc. +...........................       1,907
     111    DSW, Inc. *.......................................       2,767
     250    Finish Line, Inc. (The), Class A..................       4,734
      54    Jack in the Box, Inc. *...........................       2,051
      41    Longs Drug Store Corp. ...........................       1,774
      96    Movie Gallery, Inc. +.............................       2,545
      67    Panera Bread Co. *+...............................       4,160
                                                                ----------
                                                                    23,749
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RUBBER & PLASTICS PRODUCTS -- 0.8%
     188    Skechers U.S.A., Inc. *...........................  $    2,674
     331    Titan International, Inc. +.......................       4,620
                                                                ----------
                                                                     7,294
                                                                ----------
            SOFTWARE & SERVICES -- 15.8%
     364    Acxiom Corp. .....................................       7,609
     211    Altiris, Inc. *...................................       3,096
     444    Aspect Communications Corp. *.....................       4,982
     601    BISYS Group, Inc. (The) *.........................       8,971
     516    CSG Systems International, Inc. *.................       9,797
     109    Cerner Corp *+....................................       7,388
      49    Click Commerce, Inc. *+...........................       1,126
     461    Corillian Corp. *.................................       1,429
     287    Digital River, Inc. *+............................       9,096
     221    Epicor Software Corp. *...........................       2,917
     355    Hyperion Solutions Corp. *........................      14,273
     243    Imergent, Inc. *+.................................       2,571
      97    Kronos, Inc. *+...................................       3,920
      42    MicroStrategy, Inc. *+............................       2,238
     256    Perot Systems Corp. *.............................       3,635
      82    QAD, Inc. ........................................         630
     348    Serena Software, Inc. *+..........................       6,724
     118    Sybase, Inc. *....................................       2,158
     371    THQ, Inc. *+......................................      10,847
     274    Take-Two Interactive Software, Inc. *+............       6,983
     143    Transaction Systems Architects, Inc. *+...........       3,532
     561    Trizetto Group *..................................       7,864
     592    United Online, Inc. ..............................       6,432
     208    WebEx Communications, Inc. *......................       5,487
      37    Websense, Inc. *..................................       1,778
                                                                ----------
                                                                   135,483
                                                                ----------
            TRANSPORTATION -- 4.3%
     258    Arkansas Best Corp. ..............................       8,197
     138    General Maritime Corp. ...........................       5,860
     165    Noble International Ltd. +........................       3,879
     498    Werner Enterprises, Inc. .........................       9,776
     217    World Air Holdings, Inc. *........................       2,543
     114    Yellow Roadway Corp. *............................       5,791
                                                                ----------
                                                                    36,046
                                                                ----------
            UTILITIES -- 0.8%
     458    Sierra Pacific Resources *+.......................       5,707
                                                                ----------
            Total common stocks
              (cost $774,695).................................  $  842,630
                                                                ----------
SHORT-TERM SECURITIES -- 31.4%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 28.7%
 246,010    BNY Institutional Cash Reserves Fund..............  $  246,010
      65    Evergreen Institutional Money Market Fund.........          65
     104    Evergreen Prime Cash Management Money Market
              Fund............................................         104
                                                                ----------
                                                                   246,179
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- 2.1%
 $ 4,006    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    4,006
   2,042    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       2,042
   2,042    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       2,042
     833    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................         833
   8,798    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................       8,798
                                                                ----------
                                                                    17,721
                                                                ----------
            REPURCHASE AGREEMENTS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.5%
   4,467    Lehman Brothers Joint Repurchase Agreement (See
              Note 2(d))
              3.25% due 07/01/05..............................       4,467
                                                                ----------
            U.S. TREASURY BILLS -- 0.1%
     700    2.85% due 08/11/05 ++.............................         698
     350    2.895% due 08/25/05 ++............................         348
                                                                ----------
                                                                     1,046
                                                                ----------
            Total short-term securities
              (cost $269,413).................................  $  269,413
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,044,108) O -- 129.5%.............   1,112,043
            OTHER ASSETS, LESS LIABILITIES -- (29.5%).........    (253,404)
                                                                ----------
            NET ASSETS -- 100%................................  $  858,639
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,046,893 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 98,003
      Unrealized depreciation........................   (32,853)
                                                       --------
      Net unrealized appreciation....................  $ 65,150
                                                       ========

  ++ The Fund had 136 IMM Mini Russell 2000 September 2005
     Futures contracts open as of June 30, 2005. These contracts had a value of $8,746 as of June 30, 2005 and were collateralized by U.S. Treasury Bills, 2.850% -- 2.895% due 8/11/05 -- 8/25/05, with a market value of $1,046.

The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALLCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 81.8%
            APPAREL & TEXTILE -- 3.2%
     27     Albany International Corp. .......................  $    861
     20     Kellwood Co. .....................................       538
     92     Wolverine World Wide, Inc. .......................     2,194
                                                                --------
                                                                   3,593
                                                                --------
            BANKS -- 9.6%
     90     Brookline Bancorp, Inc. ..........................     1,463
     22     Collegiate Funding Services LLC *.................       321
     60     FNB Corp. ........................................     1,179
     39     First Financial Bancorp...........................       735
    122     First Niagara Financial Group, Inc. ..............     1,779
     15     Hudson United Bancorp.............................       542
     95     Provident Financial Services, Inc. ...............     1,669
     45     Susquehanna Bancshares, Inc. .....................     1,107
     77     Washington Federal, Inc. .........................     1,811
                                                                --------
                                                                  10,606
                                                                --------
            BUSINESS SERVICES -- 2.4%
     18     MAXIMUS, Inc. ....................................       635
     93     Spherion Corp. *..................................       614
     38     Universal Compression Holdings, Inc. *............     1,377
                                                                --------
                                                                   2,626
                                                                --------
            CHEMICALS -- 4.8%
     30     Ferro Corp. ......................................       596
     67     Lubrizol Corp. ...................................     2,794
     23     MacDermid, Inc. ..................................       717
     70     UAP Holding Corp. ................................     1,156
                                                                --------
                                                                   5,263
                                                                --------
            COMMUNICATIONS -- 2.1%
     35     Ditech Communications Corp. *.....................       227
     85     Foundry Networks, Inc. *..........................       734
     50     IDT Corp. *.......................................       658
    144     Stratex Networks, Inc. *..........................       248
     73     Wireless Facilities, Inc. *.......................       462
                                                                --------
                                                                   2,329
                                                                --------
            CONSTRUCTION -- 0.8%
     17     EMCOR Group, Inc. *...............................       846
                                                                --------
            CONSUMER DURABLES -- 0.4%
      5     Eagle Materials, Inc. ............................       417
                                                                --------
            CONSUMER NON-DURABLES -- 2.2%
     30     Priority Healthcare Corp., Class B *..............       761
     52     Supervalu, Inc. ..................................     1,702
                                                                --------
                                                                   2,463
                                                                --------
            DRUGS -- 1.4%
    112     Perrigo Co. ......................................     1,561
                                                                --------
            ELECTRICAL EQUIPMENT -- 0.3%
     15     Orbotech Ltd. *...................................       322
                                                                --------
            ELECTRONICS -- 2.8%
     27     Lincoln Electric Holdings, Inc. ..................       898
     65     Pixelworks, Inc. *................................       558
    100     Silicon Storage Technology, Inc. *................       403

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            ELECTRONICS -- (CONTINUED)
     47     TTM Technologies, Inc. *..........................  $    358
     35     Technitrol, Inc. .................................       495
     14     Wilson Greatbatch Technologies, Inc. .............       335
                                                                --------
                                                                   3,047
                                                                --------
            ENERGY & SERVICES -- 10.7%
     23     Arch Coal, Inc. ..................................     1,253
     12     Comstock Resources, Inc. *........................       303
     25     Forest Oil Corp. *................................     1,050
    130     Grey Wolf, Inc. *.................................       963
     18     Houston Exploration Co. *.........................       928
     42     Key Energy Services, Inc. *.......................       508
     18     Newfield Exploration Co. *........................       718
     45     Petrohawk Energy Corp. *..........................       486
     43     Plains Exploration & Production Co. *.............     1,528
     31     Remington Oil & Gas Corp. *.......................     1,107
     44     St. Mary Land & Exploration Co. ..................     1,275
     21     Stone Energy Corp. *..............................     1,027
     22     Tetra Technologies, Inc. *........................       701
                                                                --------
                                                                  11,847
                                                                --------
            FINANCIAL SERVICES -- 1.0%
     62     Waddell & Reed Financial, Inc., Class A...........     1,140
                                                                --------
            FOREST & PAPER PRODUCTS -- 1.0%
     67     Glatfelter........................................       836
     25     Wausau Paper Corp. ...............................       300
                                                                --------
                                                                   1,136
                                                                --------
            HEALTH SERVICES -- 3.1%
     10     Accredo Health, Inc. *............................       454
     18     LifePoint Hospitals, Inc. *.......................       909
     52     Manor Care, Inc. .................................     2,078
                                                                --------
                                                                   3,441
                                                                --------
            INSURANCE -- 3.2%
     40     Harleysville Group, Inc. .........................       836
     21     IPC Holdings Ltd. ................................       832
     75     Old Republic International Corp. .................     1,897
                                                                --------
                                                                   3,565
                                                                --------
            MACHINERY -- 1.4%
     11     Joy Global, Inc. .................................       369
     41     Kaydon Corp. .....................................     1,142
                                                                --------
                                                                   1,511
                                                                --------
            MEDIA & ENTERTAINMENT -- 1.3%
     85     Reader's Digest Association, Inc. (The)...........     1,403
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.1%
     25     Candela Corp. *...................................       261
     14     Invacare Corp. ...................................       599
     55     Steris Corp. .....................................     1,417
                                                                --------
                                                                   2,277
                                                                --------
            METALS, MINERALS & MINING -- 1.2%
     85     Global Power Equipment Group, Inc. *..............       676
     38     Worthington Industries, Inc. .....................       600
                                                                --------
                                                                   1,276
                                                                --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            REAL ESTATE INVESTMENT TRUST -- 10.6%
      9     Alexandria Real Estate Equities, Inc. ............  $    661
     40     Brandywine Realty Trust...........................     1,226
     15     EastGroup Properties, Inc. .......................       632
     35     Equity Lifestyles Property, Inc. .................     1,392
     30     First Industrial Realty Trust, Inc. ..............     1,197
     45     Home Properties, Inc. ............................     1,936
     30     Parkway Properties, Inc. .........................     1,500
     30     Prentiss Properties Trust.........................     1,093
     39     Rayonier, Inc. ...................................     2,068
                                                                --------
                                                                  11,705
                                                                --------
            RETAIL -- 3.9%
    110     Big Lots, Inc. *..................................     1,456
     36     Bob Evans Farms, Inc. ............................       840
     57     Casey's General Stores, Inc. .....................     1,130
     15     Cost Plus, Inc. *.................................       374
     30     Fred's, Inc. .....................................       497
                                                                --------
                                                                   4,297
                                                                --------
            RUBBER & PLASTICS PRODUCTS -- 1.8%
     75     Cooper Tire & Rubber Co. .........................     1,398
     35     Schulman (A.), Inc. ..............................       626
                                                                --------
                                                                   2,024
                                                                --------
            SOFTWARE & SERVICES -- 3.0%
     10     Arbitron, Inc. ...................................       408
     15     Avocent Corp. *...................................       392
     28     Covansys Corp. *..................................       362
     30     Dendrite International, Inc. *....................       410
     32     Manhattan Associates, Inc. *......................       622
     50     Micromuse, Inc. *.................................       283
     46     NetIQ Corp. *.....................................       522
     50     Verity, Inc. *....................................       439
                                                                --------
                                                                   3,438
                                                                --------
            TRANSPORTATION -- 7.5%
     55     Federal Signal Corp. .............................       858
     18     Harsco Corp. .....................................       982
     24     Heartland Express, Inc. ..........................       466

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            TRANSPORTATION -- (CONTINUED)
     60     Kansas City Southern *............................  $  1,205
    100     Laidlaw International, Inc. *.....................     2,410
     39     Monaco Coach Corp. ...............................       670
     32     Smith (A.O.) Corp. ...............................       847
     28     Superior Industries International.................       664
      8     Teekay Shipping Corp. ............................       351
                                                                --------
                                                                   8,453
                                                                --------
            Total common stocks
              (cost $75,543)..................................  $ 90,586
                                                                --------
PRINCIPAL
AMOUNT
---------
SHORT-TERM SECURITIES -- 18.1%
            CORPORATE NOTES -- 18.1%
 15,000     Federal National Mortgage Association
              2.65% due 07/01/05..............................  $ 15,000
  5,000     Prudential Holdings LLC 3.25% due 07/01/05........     5,000
                                                                --------
                                                                  20,000
                                                                --------
            Total short-term securities
              (cost $20,000)..................................  $ 20,000
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $95,543) O -- 99.8%.................   110,586
            OTHER ASSETS, LESS LIABILITIES -- 0.2%............       184
                                                                --------
            NET ASSETS -- 100%................................  $110,770
                                                                ========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $95,556 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $19,066
      Unrealized depreciation.........................   (4,036)
                                                        -------
      Net unrealized appreciation.....................  $15,030
                                                        =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 97.7%
            BANKS -- 10.2%
   2,779    Bank of America Corp. +...........................  $  126,737
   3,698    Citigroup, Inc. ..................................     170,977
   1,535    Credit Suisse Group, ADR +........................      60,096
   4,127    MBNA Corp. .......................................     107,954
       5    Mitsubishi Tokyo Financial Group, Inc. B..........      45,183
   1,904    State Street Corp. ...............................      91,887
                                                                ----------
                                                                   602,834
                                                                ----------
            BUSINESS SERVICES -- 1.1%
   2,768    Accenture Ltd. *..................................      62,748
                                                                ----------
            CHEMICALS -- 1.2%
   1,312    Dow Chemical Co. (The)............................      58,437
     306    du Pont (E.I.) de Nemours & Co. ..................      13,165
                                                                ----------
                                                                    71,602
                                                                ----------
            COMMUNICATIONS -- 5.5%
   4,527    AT&T Corp. .......................................      86,186
   4,571    Motorola, Inc. ...................................      83,463
     403    Research in Motion Ltd. *.........................      29,714
   2,556    Sprint Corp.-FON Group +..........................      64,138
   1,846    XM Satellite Radio Holdings, Inc. *+..............      62,123
                                                                ----------
                                                                   325,624
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.8%
     877    3M Co. +..........................................      63,400
   1,959    EMC Corp. *.......................................      26,851
   1,902    Hewlett-Packard Co. ..............................      44,725
     383    International Business Machines Corp. ............      28,433
                                                                ----------
                                                                   163,409
                                                                ----------
            CONSUMER NON-DURABLES -- 2.5%
   2,846    Procter & Gamble Co. (The) +......................     150,121
                                                                ----------
            DRUGS -- 12.6%
   1,688    Abbott Laboratories...............................      82,724
   2,108    Amgen, Inc. *.....................................     127,474
     486    AstraZeneca PLC B.................................      20,022
     556    AstraZeneca PLC, ADR +............................      22,920
   2,118    Eli Lilly & Co. +.................................     118,010
     435    Forest Laboratories, Inc. *+......................      16,908
     465    Genzyme Corp. *...................................      27,930
     568    Gilead Sciences, Inc. *...........................      24,969
   4,934    Pfizer, Inc. .....................................     136,093
     480    Roche Holdings AG B...............................      60,603
   2,058    Sanofi-Synthelabo S.A., ADR +.....................      84,341
     949    Schering-Plough Corp. ............................      18,080
                                                                ----------
                                                                   740,074
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.3%
     347    KLA -- Tencor Corp. +.............................      15,142
                                                                ----------
            ELECTRONICS -- 8.1%
   7,335    Cisco Systems, Inc. *.............................     140,172
   5,835    General Electric Co. +............................     202,197
   2,875    Intel Corp. ......................................      74,933
     129    Samsung Electronics Co., Ltd. B...................      61,163
                                                                ----------
                                                                   478,465
                                                                ----------
            ENERGY & SERVICES -- 8.2%
     386    Chevron Corp. ....................................      21,587

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            ENERGY & SERVICES -- (CONTINUED)
   1,415    ConocoPhillips....................................  $   81,348
     261    Devon Energy Corp. ...............................      13,243
   2,466    ExxonMobil Corp. .................................     141,715
     328    GlobalSantaFe Corp. ..............................      13,370
     409    Occidental Petroleum Corp. .......................      31,441
   1,642    Schlumberger Ltd. +...............................     124,716
     146    Suncor Energy, Inc. +.............................       6,928
     420    Total S.A., ADR +.................................      49,100
                                                                ----------
                                                                   483,448
                                                                ----------
            FINANCIAL SERVICES -- 2.5%
     533    Goldman Sachs Group, Inc. ........................      54,356
     410    Orix Corp. B......................................      61,251
   5,592    UniCredito Italiano S.p.A. B......................      29,483
                                                                ----------
                                                                   145,090
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.7%
   2,690    Coca-Cola Co. (The)...............................     112,308
   1,153    General Mills, Inc. +.............................      53,935
   2,106    PepsiCo., Inc. ...................................     113,593
                                                                ----------
                                                                   279,836
                                                                ----------
            HOTELS & GAMING -- 0.2%
     207    Starwood Hotels & Resorts Worldwide, Inc. ........      12,112
                                                                ----------
            INSURANCE -- 5.2%
   3,489    American International Group, Inc. ...............     202,717
     650    Marsh & McLennan Cos., Inc. ......................      18,002
   1,806    St. Paul Travelers Cos., Inc. (The)...............      71,377
     213    WellPoint, Inc. *.................................      14,840
                                                                ----------
                                                                   306,936
                                                                ----------
            MACHINERY -- 4.1%
   3,408    Applied Materials, Inc. ..........................      55,143
   1,234    Caterpillar, Inc. +...............................     117,574
     647    Deere & Co. ......................................      42,385
     381    Ingersoll Rand Co., Ltd. .........................      27,163
                                                                ----------
                                                                   242,265
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.5%
   8,029    Time Warner, Inc. *+..............................     134,160
   1,577    Viacom, Inc., Class B.............................      50,499
     839    Walt Disney Co. (The).............................      21,136
                                                                ----------
                                                                   205,795
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.4%
   1,100    BHP Billiton Ltd., ADR +..........................      30,030
   2,121    Medtronic, Inc. ..................................     109,862
                                                                ----------
                                                                   139,892
                                                                ----------
            METALS, MINERALS & MINING -- 2.6%
   2,341    Alcoa, Inc. ......................................      61,157
     700    Illinois Tool Works, Inc. ........................      55,768
   1,112    Rio Tinto PLC B...................................      33,866
                                                                ----------
                                                                   150,791
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.4%
     523    General Growth Properties, Inc. +.................      21,497
                                                                ----------
            RETAIL -- 6.1%
   1,560    Costco Wholesale Corp. ...........................      69,906
     227    Dollar General Corp. .............................       4,618

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
     936    Federated Department Stores, Inc. +...............  $   68,568
   3,015    Gap, Inc. (The)...................................      59,550
   3,047    Home Depot, Inc. (The)............................     118,524
     163    Target Corp. .....................................       8,880
     581    Wal-Mart Stores, Inc. ............................      27,980
                                                                ----------
                                                                   358,026
                                                                ----------
            SOFTWARE & SERVICES -- 6.8%
     559    Electronic Arts, Inc. *...........................      31,662
   1,889    First Data Corp. .................................      75,820
   9,389    Microsoft Corp. ..................................     233,213
   1,649    Yahoo!, Inc. *....................................      57,152
                                                                ----------
                                                                   397,847
                                                                ----------
            TRANSPORTATION -- 5.2%
     989    Boeing Co. (The)..................................      65,241
     980    Carnival Corp. +..................................      53,464
     140    FedEx Corp. ......................................      11,366
     669    Lockheed Martin Corp. ............................      43,424
   1,600    Toyota Motor Corp. B..............................      57,079
   1,530    United Technologies Corp. ........................      78,571
                                                                ----------
                                                                   309,145
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.2%
   1,191    Federal National Mortgage Association.............      69,578
                                                                ----------
            UTILITIES -- 0.3%
     252    Exelon Corp. .....................................      12,945
     639    Williams Cos., Inc. (The).........................      12,148
                                                                ----------
                                                                    25,093
                                                                ----------
            Total common stocks
              (cost $5,510,475)...............................  $5,757,370
                                                                ----------
SHORT-TERM SECURITIES -- 5.4%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 5.3%
 315,065    BNY Institutional Cash Reserves Fund..............  $  315,065
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.1%
$    785    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $      785
     400    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................         400

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- (CONTINUED)
$    400    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $      400
     163    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................         163
   1,724    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................       1,724
                                                                ----------
                                                                     3,472
                                                                ----------
            Total short-term securities
              (cost $318,537).................................  $  318,537
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $5,829,012) O -- 103.1%.............   6,075,907
            OTHER ASSETS, LESS LIABILITIES -- (3.1%)..........    (183,866)
                                                                ----------
            NET ASSETS -- 100%................................  $5,892,041
                                                                ==========

Note: Market value of investments in foreign securities represents 10.0% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $368,650, which represents 6.3% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $5,836,347 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 505,834
      Unrealized depreciation.......................   (266,274)
                                                      ---------
      Net unrealized appreciation...................  $ 239,560
                                                      =========

  ++ The Fund had S&P Emini September 2005 Futures contracts open as of June 30, 2005. These contracts had a value of $109,388 as of June 30, 2005.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Japanese Yen                                      Buy             $2,247          $2,267          7/1/2005              $(20)
Swiss Franc                                      Sell             1,738            1,737          7/5/2005                (1)
                                                                                                                        ----
                                                                                                                        $(21)
                                                                                                                        ====

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.4%
             FINANCIAL SERVICES -- 10.4%
$    2,055   AQ Finance CEB Trust,
               Series 2003-CE1A, Class Note @
               8.314% due 08/25/33.............................  $    2,034
     7,107   American Express Credit Account Master Trust,
               Series 2004-C, Class C @
               3.59% due 02/15/12..............................       7,129
       599   Asset Backed Funding Corp. NIM Trust, Series
               2004-OPT1, Class N1 @
               4.55% due 12/26/33..............................         596
     2,695   Banc of America Commercial Mortgage, Inc., Series
               2004-1, Class A3
               4.429% due 11/10/39.............................       2,690
     4,200   Bank One Issuance Trust, Series 2003-C3, Class C3
               4.77% due 02/16/16..............................       4,228
     2,561   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2003-T12, Class A1
               2.96% due 08/13/39..............................       2,494
     3,762   CS First Boston Mortgage Securities Corp., Series
               2003-C3, Class A1
               2.079% due 05/15/38.............................       3,635
     1,835   CS First Boston Mortgage Securities Corp., Series
               2005-C3, Class A2
               4.512% due 07/15/37.............................       1,842
     1,834   CS First Boston Mortgage Securities Corp., Series
               2005-C3, Class A4
               4.686% due 07/15/37.............................       1,847
     4,000   California Infrastructure & Economic Development
               Bank Pacific Gas and Electric Co., Series
               1997-1, Class A8
               6.48% due 12/26/09..............................       4,183
     3,497   California Infrastructure & Economic Development
               Bank Special Purpose Trust SCE 1, Series 1997-1,
               Class A7
               6.38% due 09/25/08..............................       3,560
     5,040   Capital One Multi-Asset Execution Trust, Series
               2003-B2, Class B3
               3.50% due 02/17/09..............................       5,017
     8,240   Chase Credit Card Master Trust, Series 2001-4,
               Class A
               5.50% due 11/17/08..............................       8,376
    12,560   Citibank Credit Card Issuance Trust, Series
               2003-C4, Class C4
               5.00% due 06/10/15..............................      12,794
     8,050   Citigroup Commercial Mortgage Trust, Series
               2004-C1, Class A3
               5.251% due 04/15/40.............................       8,390
     3,350   Connecticut RRB Special Purposes Trust CL&P,
               Series 2001-1, Class A5
               6.21% due 12/30/11..............................       3,642
     4,408   Conseco Finance Securitizations Corp., Series
               2000-6, Class B2
               5.79% due 05/01/33..............................       4,445

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$    1,753   Countrywide Asset-Backed Certificates, Series
               2005-1, Class MF1
               5.456% due 05/25/35.............................  $    1,785
    10,000   Fleet Credit Card Master Trust II, Series 2000-C,
               Class A
               7.02% due 02/15/08..............................      10,045
    15,300   GE Capital Commercial Mortgage Corp., Series
               2003-C1, Class A3
               4.371% due 01/10/38.............................      15,295
    15,000   GE Capital Commercial Mortgage Corp., Series
               2004-C2, Class A2
               4.119% due 01/10/11.............................      14,878
    15,300   GE Capital Commercial Mortgage Corp., Series
               2005-C2, Class A2
               4.706% due 05/10/43.............................      15,536
     9,655   GS Mortgage Securities Corp. II, Series 2004-GG2,
               Class A3
               4.602% due 08/01/38.............................       9,770
    18,290   GS Mortgage Securities Corp. II, Series 2005-GG4,
               Class B
               4.841% due 07/10/39.............................      18,402
     2,254   Green Tree Financial Corp., Series 1997-2, Class
               A6
               7.24% due 06/15/28..............................       2,420
     1,812   Green Tree Financial Corp., Series 1998-6, Class
               A6
               6.27% due 07/01/21..............................       1,835
     7,880   Harley-Davidson Motorcycle Trust, Series 2003-2,
               Class A2
               2.07% due 02/15/11..............................       7,692
     5,500   Herd Trust, Series 2005-1 @
               7.00% due 09/27/34..............................       5,500
       329   Home Equity Asset Trust, Series 2003-7N, Class A @
               5.25% due 04/27/34..............................         328
        --   Illinois Power Special Purpose Trust, Series
               1998-1, Class A5 @@
               5.38% due 06/25/07..............................          --
    10,000   JP Morgan Chase Commercial Mortgage Securities
               Corp., Series 2005-LDP1, Class A3
               4.865% due 03/15/46.............................      10,243
    11,736   JP Morgan Chase Commercial Mortgage Securities
               Corp., Series 2005-LDP2, Class C
               4.911% due 07/15/42.............................      11,853
     6,546   JP Morgan Chase Commercial Mortgage Securities
               Corp., Series 2005-LD2, Class D
               4.941% due 07/15/42.............................       6,611
     8,593   LB-UBS Commercial Mortgage Trust, Series 2003-C1,
               Class A1
               2.72% due 03/15/27..............................       8,391
     9,685   LB-UBS Commercial Mortgage Trust, Series 2003-C7,
               Class A1
               3.334% due 09/15/27.............................       9,513

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)
$   17,000   LB-UBS Commercial Mortgage Trust, Series 2004-C8,
               Class A6
               4.799% due 12/15/29.............................  $   17,317
     4,842   Long Beach Asset Holding Corp., Series 2005-1,
               Class N1 @
               4.115% due 02/25/35.............................       4,840
     1,834   Merrill Lynch Mortgage Trust, Series 2005-MCP1,
               Class A2
               4.556% due 05/12/43.............................       1,853
     1,834   Merrill Lynch Mortgage Trust, Series 2005-MCP1,
               Class A4
               4.747% due 05/12/43.............................       1,859
     4,010   Morgan Stanley Auto Loan Trust, Series 2004-HB2,
               Class E @
               5.00% due 03/15/12..............................       3,976
     6,835   Morgan Stanley Capital I, Series 1997-RR, Class
               D @
               7.577% due 04/30/39.............................       7,264
       385   Morgan Stanley Capital I,
               Series 1999-WF1, Class A1
               5.91% due 04/15/08..............................         388
     1,671   Morgan Stanley Dean Witter Capital I, Series
               2001-IQA, Class A1
               4.57% due 12/18/32..............................       1,671
     7,100   Navistar Financial Corp. Owner Trust, Series
               2004-B, Class A4
               3.53% due 10/15/12..............................       6,978
     4,740   PG&E Energy Recovery Funding LLC, Series 2005-1,
               Class A2
               3.87% due 06/25/11..............................       4,737
     4,522   Park Place Securities, Inc.,
               Series 2004-WCW1, Class A2
               3.694% due 09/25/34.............................       4,543
     8,350   Peco Energy Transition Trust,
               Series 1999-A, Class A7
               6.13% due 03/01/09..............................       8,774
     3,775   Popular ABS Mortgage Pass-Through Trust, Series
               2004-5, Class AF6
               4.747% due 12/25/34.............................       3,756
     3,180   Popular ABS Mortgage Pass-Through Trust, Series
               2005-2, Class M1
               5.417% due 04/25/35.............................       3,224
     6,625   Providian Gateway Master Trust, Series 2004-DA,
               Class A @
               3.35% due 09/15/11..............................       6,509
     8,150   Providian Gateway Master Trust, Series 2004-FA,
               Class B @
               3.80% due 11/15/11..............................       8,109
     4,670   Renaissance Home Equity Loan Trust, Series 2005-1,
               Class M1
               5.357% due 05/25/35.............................       4,715
    11,410   Residential Asset Mortgage Prodcuts, Inc., Series
               2004-RS9, Class AII2
               3.654% due 05/25/35.............................      11,468

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$    3,250   Residential Asset Mortgage Products, Inc., Series
               2004-RS8, Class A16
               4.98% due 08/25/34..............................  $    3,313
     1,217   Soundview Home Equity Loan Trust, Series 2000-1,
               Class M1
               8.64% due 05/25/30..............................       1,233
    17,335   Standard Credit Card Master Trust, Series 1995-9,
               Class A
               6.55% due 10/07/07..............................      17,466
     5,681   Structured Asset Securities, Corp. Series
               2005-RMS1, Class A1
               3.18% due 02/25/35..............................       5,681
     8,050   Wachovia Bank Commercial Mortgage Trust, Series
               2004-C11, Class A3
               4.719% due 01/15/41.............................       8,162
    17,990   Wachovia Bank Commercial Mortgage Trust, Series
               2005-C18, Series A3
               4.79% due 04/15/42..............................      18,319
     1,835   Wachovia Bank Commercial Mortgage Trust, Series
               2005-C19, Class A2
               4.515% due 05/15/44.............................       1,847
     1,828   Wachovia Bank Commercial Mortgage Trust, Series
               2005-C19, Class A6
               4.698% due 05/15/44.............................       1,846
                                                                 ----------
                                                                    386,847
                                                                 ----------
             Total collateralized mortgage obligations (cost
               $388,191).......................................  $  386,847
                                                                 ----------
CONVERTIBLE BONDS -- 0.7%
             ENERGY & SERVICES -- 0.5%
$    6,600   Schlumberger Ltd. +
               2.125% due 06/01/23.............................  $    7,409
    10,980   Transocean, Inc.
               1.46% due 05/15/21..............................      11,049
                                                                 ----------
                                                                     18,458
                                                                 ----------
             UTILITIES -- 0.2%
     5,685   Empresa Nacional de Electricidad S.A. +
               8.625% due 08/01/15.............................       6,794
                                                                 ----------
             Total convertible bonds
               (cost $24,770)..................................  $   25,252
                                                                 ----------
  SHARES
----------
CONVERTIBLE PREFERRED STOCKS -- 0.8%
             BANKS -- 0.3%
       384   HSBC USA, Inc. *..................................  $    9,531
             FINANCIAL SERVICES -- 0.2%
       367   Goldman Sachs Group, Inc. *.......................       9,146
             INSURANCE -- 0.3%
       514   Metlife, Inc. *...................................      12,943
                                                                 ----------
             Total convertible preferred stocks
               (cost $31,625)..................................  $   31,620
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT I
----------
CORPORATE NOTES: INVESTMENT GRADE -- 33.2%
             AEROSPACE & DEFENSE -- 0.3%
$    4,457   Raytheon Co.
               4.50% due 11/15/07..............................  $    4,469
     3,825   Raytheon Co.
               6.55% due 03/15/10..............................       4,142
     3,655   Raytheon Co.
               8.30% due 03/01/10..............................       4,236
                                                                 ----------
                                                                     12,847
                                                                 ----------
             APPAREL & TEXTILE -- 0.0%
     1,600   Nine West Group, Inc.
               8.375% due 08/15/05.............................       1,606
                                                                 ----------
             BANKS -- 3.9%
     4,980   Abbey National PLC
               6.69% due 10/17/05..............................       5,022
     4,460   Abbey National PLC
               6.70% due 06/29/49..............................       4,719
       100   Abbey National PLC
               7.35% due 10/29/49..............................         104
     8,330   American General Finance Corp.
               3.875% due 10/01/09.............................       8,136
        75   American Savings Bank @
               6.625% due 02/15/06.............................          76
        50   Associates Corp. of North America
               8.15% due 08/01/09..............................          57
       125   Bank United Corp.
               8.00% due 03/15/09..............................         140
       200   Bank of New York Institutional Capital Trust A @
               7.78% due 12/01/26..............................         215
       150   Bankboston Capital Trust
               3.97% due 06/08/28..............................         145
       200   Barclays Bank PLC @
               8.55% due 09/29/49..............................         241
       175   Barnett Capital I
               8.06% due 12/01/26..............................         189
     6,500   CIT Group, Inc. +
               4.00% due 05/08/08..............................       6,453
     5,740   CIT Group, Inc.
               4.125% due 11/03/09.............................       5,676
        50   CIT Group, Inc. +
               7.625% due 08/16/05.............................          50
     8,010   Capital One Bank
               6.50% due 06/13/13..............................       8,813
       350   Capital One Financial Corp.
               7.25% due 05/01/06..............................         359
       250   Centura Capital Trust I  @##
               8.845% due 06/01/27.............................         279
       105   First Empire Capital Trust I
               8.234% due 02/01/27.............................         113
     2,490   Ford Motor Credit Co. +
               5.70% due 01/15/10..............................       2,297
    11,775   Ford Motor Credit Co. +
               7.00% due 10/01/13..............................      11,298
     7,000   Ford Motor Credit Co.
               7.375% due 02/01/11.............................       6,819

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             BANKS -- (CONTINUED)
$      160   General Electric Capital Corp.
               5.875% due 02/15/12.............................  $      173
       100   General Electric Capital Corp.
               6.00% due 06/15/12..............................         109
       100   Golden State Bankcorp, Inc.
               10.00% due 10/01/06.............................         107
        75   HSBC Capital Funding LP @
               4.61% due 12/29/49..............................          73
 EUR   150   Landesbank Baden-Wuerttemberg Girozentrale
               3.25% due 05/08/08..............................         186
    12,375   Manufacturers & Traders Trust Co.
               3.085% due 06/20/06.............................      12,379
     9,500   Morgan (J.P.) Chase & Co. +
               5.125% due 09/15/14.............................       9,718
     8,450   Morgan (J.P.) Chase & Co.
               5.25% due 05/01/15..............................       8,732
     7,550   Morgan (J.P.) Chase & Co. +
               7.875% due 06/15/10.............................       8,704
       130   NBD Bank N.A.
               8.25% due 11/01/24..............................         178
     6,391   National Rural Utilities Cooperative Finance Corp.
               3.00% due 02/15/06..............................       6,362
       100   National Westminister Bank PLC
               3.313% due 08/01/49.............................          90
       150   PNC Capital Trust
               3.90% due 06/01/28..............................         141
     4,200   PNC Funding Corp.
               7.50% due 11/01/09..............................       4,712
        75   RBS Capital Trust I
               4.709% due 12/31/49.............................          74
     8,300   Rabobank Capital Funding Trust @
               5.254% due 12/31/49.............................       8,514
    16,445   Residential Capital Corp. @
               6.375% due 06/30/10.............................      16,524
       120   Spintab AB @
               7.50% due 08/14/49..............................         124
     3,995   SunTrust Banks, Inc.
               6.00% due 02/15/26..............................       4,494
       300   UBS Preferred Funding Trust I
               8.622% due 12/29/49.............................         356
     3,780   Wachovia Corp.
               7.55% due 08/18/05..............................       3,798
        75   Washington Mutual, Inc.
               8.25% due 04/01/10..............................          86
                                                                 ----------
                                                                    146,835
                                                                 ----------
             CHEMICALS -- 0.5%
     2,976   Dow Chemical Co. (The)
               7.00% due 08/15/05..............................       2,987
     7,800   ICI Wilmington, Inc.
               4.375% due 12/01/08.............................       7,741
     6,750   Lubrizol Corp.
               5.50% due 10/01/14..............................       6,961
                                                                 ----------
                                                                     17,689
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             COMMUNICATIONS -- 1.7%
$   12,600   AT&T Wireless Services, Inc.
               8.75% due 03/01/31..............................  $   17,661
     3,125   BellSouth Corp.
               6.00% due 11/15/34..............................       3,323
        75   British Telecommunications PLC
               7.875% due 12/15/05.............................          76
       175   Comsat Corp.
               8.66% due 11/30/06..............................         185
     5,690   Deutsche Telekom International Finance BV +
               8.50% due 06/15/10..............................       6,594
       150   GTE Corp. +
               6.94% due 04/15/28..............................         173
       165   GTE Corp.
               8.75% due 11/01/21..............................         217
     6,775   Motorola, Inc. +
               8.00% due 11/01/11..............................       7,987
     9,400   SBC Communications, Inc. +
               6.15% due 09/15/34..............................      10,182
     5,955   TELUS Corp.
               8.00% due 06/01/11..............................       6,964
       350   Telecorp PCS, Inc.
               10.625% due 07/15/10............................         370
     4,990   Telefonica Europe BV
               7.35% due 09/15/05..............................       5,023
     1,960   Verizon Global Funding Corp. +
               7.75% due 12/01/30..............................       2,531
     1,500   Verizon Maryland, Inc.
               8.30% due 08/01/31..............................       1,959
       125   Verizon Virginia, Inc.
               4.625% due 03/15/13.............................         123
                                                                 ----------
                                                                     63,368
                                                                 ----------
             CONSTRUCTION -- 0.5%
       125   MDC Holdings, Inc.
               5.50% due 05/15/13..............................         128
    17,470   Pulte Homes, Inc. +
               6.00% due 02/15/35..............................      16,997
                                                                 ----------
                                                                     17,125
                                                                 ----------
             CONSUMER DURABLES -- 0.2%
     3,570   Masco Corp.
               4.80% due 06/15/15..............................       3,548
     3,210   Masco Corp.
               7.125% due 08/15/13.............................       3,717
                                                                 ----------
                                                                      7,265
                                                                 ----------
             CONSUMER NON-DURABLES -- 0.0%
       135   Tyco International Group S.A.
               6.75% due 02/15/11..............................         150
                                                                 ----------
             CONSUMER SERVICES -- 0.3%
     9,210   PHH Corp.
               7.125% due 03/01/13.............................      10,216
                                                                 ----------
             DRUGS -- 0.2%
     7,425   Pharmacia Corp.
               6.60% due 12/01/28..............................       9,053
                                                                 ----------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             ELECTRICAL EQUIPMENT -- 0.2%
$    6,000   Rockwell Automation, Inc.
               6.70% due 01/15/28..............................  $    7,397
                                                                 ----------
             ELECTRONICS -- 0.0%
        50   GE Global Insurance Holding Corp.
               7.00% due 02/15/26..............................          54
       100   GE Global Insurance Holding Corp.
               7.50% due 06/15/10..............................         111
                                                                 ----------
                                                                        165
                                                                 ----------
             ENERGY & SERVICES -- 2.2%
     5,370   Army Hawaii Family Housing Trust Certificates @
               5.524% due 06/15/50.............................       5,776
     3,470   EnCana Corp.
               6.30% due 11/01/11..............................       3,783
     6,935   Enterprise Products Operating LP
               4.625% due 10/15/09.............................       6,904
     4,200   Ferrellgas LP o
               6.99% due 08/01/05..............................       4,206
       150   Husky Oil Co.
               7.125% due 11/15/06.............................         156
     5,000   Lasmo USA, Inc.
               7.50% due 06/30/06..............................       5,172
     8,700   Mizuho Financial Group Cayman Ltd. @
               5.79% due 04/15/14..............................       9,151
     6,800   Occidental Petroleum Corp.
               7.375% due 11/15/08.............................       7,480
     4,890   Panhandle Eastern Pipeline
               2.75% due 03/15/07..............................       4,762
     1,060   Pemex Project Funding Master Trust @
               5.75% due 12/15/15..............................       1,055
     8,770   Pioneer Natural Resources Co. +
               5.875% due 07/15/16.............................       8,844
     6,475   Repsol International Finance BV
               7.45% due 07/15/05..............................       6,486
     2,500   Union Oil Co. of California
               9.375% due 02/15/11.............................       3,010
     3,635   Valero Energy Corp.
               7.50% due 04/15/32..............................       4,487
     2,160   Valero Energy Corp.
               8.75% due 06/15/30..............................       2,934
     3,120   XTO Energy, Inc.
               5.00% due 01/31/15..............................       3,113
     3,435   XTO Energy, Inc.
               5.30% due 06/30/15..............................       3,501
                                                                 ----------
                                                                     80,820
                                                                 ----------
             FINANCIAL SERVICES -- 3.0%
    18,030   Amvescap PLC
               4.50% due 12/15/09..............................      18,094
     9,035   AvalonBay Communities, Inc.
               8.25% due 07/15/08..............................      10,027
     9,930   Block Financial Corp.
               5.125% due 10/30/14.............................       9,875
     5,800   Camden Property Trust
               4.375% due 01/15/10.............................       5,722
    10,700   Corporate Property Investors @
               7.875% due 03/15/16.............................      12,829

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)
$    6,300   Credit Suisse First Boston USA, Inc.
               6.50% due 01/15/12..............................  $    7,002
       175   Cullen/Frost Capital Trust I
               2.86% due 03/01/34..............................         180
     3,800   Duke Realty LP
               5.25% due 01/15/10..............................       3,908
     3,500   ERAC USA Finance Co. @
               5.60% due 05/01/15..............................       3,617
     8,170   ERP Operating LP
               6.584% due 04/13/15.............................       9,144
        50   Goldman Sachs Group LP @
               7.25% due 10/01/05..............................          50
    16,705   Goldman Sachs Group, Inc.
               5.25% due 04/01/13..............................      17,272
        80   Lloyds TSB Bank PLC
               3.875% due 06/29/49.............................          71
     6,575   Merrill Lynch & Co., Inc. +
               4.125% due 09/10/09.............................       6,547
     7,380   Morgan Stanley Dean Witter & Co.
               4.75% due 04/01/14..............................       7,271
       200   Prudential Holdings LLC @
               7.245% due 12/18/23.............................         248
        96   Regional Diversified Funding @
               9.25% due 03/15/30..............................         118
       100   Southern Investments UK PLC
               6.80% due 12/01/06..............................         103
        40   Spieker Properties, Inc.
               8.00% due 07/19/05..............................          40
       200   Yorkshire Power Finance Ltd.
               6.496% due 02/15/08.............................         208
                                                                 ----------
                                                                    112,326
                                                                 ----------
             FOOD, BEVERAGE & TOBACCO -- 1.0%
        45   Altria Group, Inc.
               6.375% due 02/01/06.............................          46
        90   Altria Group, Inc. +
               7.00% due 11/04/13..............................         101
    16,700   Cadbury Schweppes Finance PLC
               5.00% due 06/26/07..............................      16,948
     3,945   ConAgra Foods, Inc.
               7.125% due 10/01/26.............................       4,773
     4,150   Foster's Finance Corp. @
               4.875% due 10/01/14.............................       4,112
    12,100   General Mills, Inc.
               2.625% due 10/24/06.............................      11,855
                                                                 ----------
                                                                     37,835
                                                                 ----------
             FOREIGN GOVERNMENTS -- 6.2%
EUR 58,270   Bundesobligation
               3.50% due 10/10/08..............................      73,352
 CAD   200   Canadian Government Bond
               7.25% due 06/01/07..............................         176
 CAD   200   Canadian Government Bond
               9.00% due 03/01/11..............................         210
 EUR   250   Deutsche Bundesrepublik
               4.50% due 07/04/09..............................         327

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             FOREIGN GOVERNMENTS -- (CONTINUED)
EUR 86,505   France Government Bond OAT
               3.50% due 04/25/15..............................  $  107,798
EUR 24,455   France Government Bond OAT
               4.75% due 04/25/35..............................      35,205
 EUR   200   French Treasury Note
               3.50% due 01/12/08..............................         250
 EUR     1   French Treasury Note
               5.00% due 07/12/05..............................           1
 AUD   300   Italy Government International Bond
               5.875% due 08/14/08.............................         231
     4,600   Mexico Government International Bond
               4.625% due 10/08/08.............................       4,630
     3,200   Mexico Government International Bond
               5.875% due 01/15/14.............................       3,339
       200   Mexico Government International Bond
               7.50% due 04/08/33..............................         230
     5,285   Mexico Government International Bond
               8.125% due 12/30/19.............................       6,487
        70   United Mexican States
               9.875% due 01/15/07.............................          76
                                                                 ----------
                                                                    232,312
                                                                 ----------
             FOREST & PAPER PRODUCTS -- 0.5%
     5,050   Carter Holt Harvey Ltd.
               9.50% due 12/01/24..............................       7,009
    11,520   Weyerhaeuser Co.
               6.75% due 03/15/12..............................      12,675
                                                                 ----------
                                                                     19,684
                                                                 ----------
             HEALTH SERVICES -- 0.2%
       100   ING Capital Funding Trust III
               8.439% due 12/31/49.............................         118
     2,484   Manor Care, Inc.
               6.25% due 05/01/13..............................       2,658
     3,974   Manor Care, Inc.
               7.50% due 06/15/06..............................       4,077
                                                                 ----------
                                                                      6,853
                                                                 ----------
             HOTELS & GAMING -- 0.2%
     5,820   Marriott International, Inc. +
               7.875% due 09/15/09.............................       6,568
                                                                 ----------
             INSURANCE -- 1.9%
       700   Aetna, Inc.
               7.375% due 03/01/06.............................         715
     6,350   Aetna, Inc.
               7.875% due 03/01/11.............................       7,412
     4,700   Anthem, Inc.
               6.80% due 08/01/12..............................       5,303
        75   First American Capital Trust I ##
               8.50% due 04/15/12..............................          86
     5,400   Humana, Inc.
               7.25% due 08/01/06..............................       5,548
     7,400   International Lease Finance Corp.
               5.00% due 04/15/10..............................       7,546
    16,270   Metlife, Inc.
               5.70% due 06/15/35..............................      16,772
     4,798   Prudential Insurance Co. of America @
               6.375% due 07/26/06.............................       4,909

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             INSURANCE -- (CONTINUED)
$      550   Reliastar Financial Corp.
               8.00% due 10/30/06..............................  $      576
     6,800   St. Paul Travelers Cos., Inc. (The)
               8.125% due 04/15/10.............................       7,853
        35   Torchmark Corp.
               7.875% due 05/15/23.............................          45
     2,882   Travelers Property Casualty Corp.
               5.00% due 03/15/13..............................       2,917
        50   URC Holdings Corp. @ ##
               7.875% due 06/30/06.............................          51
     5,865   UnitedHealth Group, Inc.
               4.125% due 08/15/09.............................       5,837
     5,815   WellPoint Health Networks, Inc.
               6.375% due 06/15/06.............................       5,940
                                                                 ----------
                                                                     71,510
                                                                 ----------
             MACHINERY -- 0.2%
     5,550   Fondo LatinoAmericano De Reservas @
               3.00% due 08/01/06..............................       5,501
                                                                 ----------
             MEDIA & ENTERTAINMENT -- 1.8%
     7,300   British Sky Broadcasting PLC
               7.30% due 10/15/06..............................       7,583
    22,725   COX Communications, Inc.
               5.50% due 10/01/15..............................      23,186
       500   Comcast Cable Communications
               8.50% due 05/01/27..............................         670
     1,100   Comcast MO of Delaware, Inc.
               9.50% due 08/01/13..............................       1,157
    10,325   Harrah's Operating Co., Inc.
               5.50% due 07/01/10..............................      10,656
     3,625   News America Holdings, Inc.
               7.70% due 10/30/25..............................       4,388
     4,025   TCI Communications, Inc.
               8.75% due 08/01/15..............................       5,163
     7,975   Tele-Communications-TCI Group, Inc.
               7.875% due 08/01/13.............................       9,492
     5,775   Walt Disney Co. (The) +
               6.375% due 03/01/12.............................       6,386
                                                                 ----------
                                                                     68,681
                                                                 ----------
             METALS, MINERALS & MINING -- 0.9%
    12,140   Falconbridge Ltd.
               7.25% due 07/15/12..............................      13,593
     7,200   Inco Ltd.
               7.75% due 05/15/12..............................       8,385
     7,300   Placer Dome, Inc.
               7.125% due 06/15/07.............................       7,664
     5,125   Vale Overseas Ltd.
               8.25% due 01/17/34..............................       5,638
                                                                 ----------
                                                                     35,280
                                                                 ----------
             REAL ESTATE -- 0.0%
        75   EOP Operating LP
               8.375% due 03/15/06.............................          77
                                                                 ----------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             RETAIL -- 0.4%
$    8,400   Aramark Services, Inc.
               7.10% due 12/01/06..............................  $    8,700
        80   McDonald's Corp.
               7.05% due 11/15/25..............................          83
     4,965   Staples, Inc.
               7.125% due 08/15/07.............................       5,261
                                                                 ----------
                                                                     14,044
                                                                 ----------
             SOFTWARE & SERVICES -- 0.3%
     9,610   Affiliated Computer Services, Inc. +
               5.20% due 06/01/15..............................       9,580
     3,000   Fiserv, Inc.
               3.00% due 06/27/08..............................       2,878
                                                                 ----------
                                                                     12,458
                                                                 ----------
             TRANSPORTATION -- 1.1%
     4,819   American Airlines, Inc.
               6.978% due 04/01/11.............................       4,978
    10,625   DaimlerChrysler NA Holding Corp
               4.875% due 06/15/10.............................      10,576
     3,800   FedEx Corp.
               3.50% due 04/01/09..............................       3,704
    10,090   General Motors Acceptance Corp.
               8.12% due 06/15/15..............................       4,567
     4,930   General Motors Acceptance Corp.
               8.52% due 12/01/12..............................       2,654
     7,895   Ryder System, Inc.
               5.00% due 06/15/12..............................       7,901
     6,773   Textron Financial Corp.
               5.875% due 06/01/07.............................       6,990
                                                                 ----------
                                                                     41,370
                                                                 ----------
             UTILITIES -- 5.5%
        50   AmerenEnergy Generating Co.
               7.75% due 11/01/05..............................          51
     2,940   Buckeye Partners LP
               5.30% due 10/15/14..............................       2,994
     8,530   Carolina Power & Light Co.
               5.125% due 09/15/13.............................       8,806
     6,080   Carolina Power & Light Co.
               6.125% due 09/15/33.............................       6,859
     1,750   Centerior Energy Corp.
               7.13% due 07/01/07..............................       1,843
     9,960   Commonwealth Edison Co. +
               4.70% due 04/15/15..............................      10,003
       125   Consolidated Edison Co. of New York
               7.75% due 06/01/26..............................         132
     8,225   Consolidated Natural Gas Co.
               5.375% due 11/01/06.............................       8,351
     4,000   Consumers Energy Co.
               5.15% due 02/15/17..............................       4,037
     5,190   Consumers Energy Co.
               5.375% due 04/15/13.............................       5,383
     3,875   Detroit Edison Co. (The)
               6.125% due 10/01/10.............................       4,182
        80   Dominion Resources, Inc.
               5.25% due 08/01/33..............................          82

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             UTILITIES -- (CONTINUED)
$    6,080   Duke Energy Corp.
               3.75% due 03/05/08..............................  $    6,004
     8,600   FPL Group Capital, Inc.
               3.25% due 04/11/06..............................       8,557
     6,720   FirstEnergy Corp.
               6.45% due 11/15/11..............................       7,342
     7,600   Florida Power & Light Co.
               5.65% due 02/01/35..............................       8,310
    10,870   France Telecom S.A.
               8.75% due 03/01/31..............................      15,155
     1,475   Kansas Gas & Electric Co.
               6.20% due 01/15/06..............................       1,492
        91   Kern River Funding Corp. @
               4.893% due 04/30/18.............................          93
    15,960   Kinder Morgan Energy Partners LP
               5.80% due 03/15/35..............................      16,071
       150   Kinder Morgan, Inc.
               6.80% due 03/01/08..............................         158
    11,190   Monongahela Power Co.
               6.70% due 06/15/14..............................      12,743
       150   New England Telephone & Tele Co.
               7.65% due 06/15/07..............................         158
       113   Niagara Mohawk Power Corp.
               7.625% due 10/01/05.............................         114
     5,000   Northern States Power Co.
               2.875% due 08/01/06.............................       4,941
     7,750   Northern States Power Co.
               8.00% due 08/28/12..............................       9,422
     7,300   Pacificorp
               5.45% due 09/15/13..............................       7,722
     3,100   Pacificorp
               6.12% due 01/15/06..............................       3,137
     1,960   Potomac Edison Co. @
               5.35% due 11/15/14..............................       2,041
     4,850   Public Service Co. of Colorado
               4.875% due 03/01/13.............................       4,953
     8,840   Public Service Electric & Gas
               5.25% due 07/01/35..............................       8,921
     3,972   Ras Laffan Liquefied Natural Gas Co., Ltd. @
               3.437% due 09/15/09.............................       3,899
     8,310   TXU Energy Co., LLC
               7.00% due 03/15/13..............................       9,268
     4,150   Texas-New Mexico Power Co.
               6.125% due 06/01/08.............................       4,231
     7,165   Waste Management, Inc.
               7.00% due 10/15/06..............................       7,406
       150   Waste Management, Inc. +
               7.375% due 08/01/10.............................         168

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             UTILITIES -- (CONTINUED)
$    1,400   Westar Energy, Inc.
               5.15% due 01/01/17..............................  $    1,425
     3,425   Westar Energy, Inc.
               7.875% due 05/01/07.............................       3,645
                                                                 ----------
                                                                    200,099
                                                                 ----------
             Total corporate notes: investment grade (cost
               $1,218,634).....................................  $1,239,134
                                                                 ----------
PRINCIPAL
  AMOUNT
----------
CORPORATE NOTES: NON-INVESTMENT GRADE -- 5.6%
             CHEMICALS -- 0.0%
$       40   Equister Chemicals LP
               10.125% due 09/01/08............................  $       43
     1,600   Georgia Gulf Corp.
               7.625% due 11/15/05.............................       1,616
                                                                 ----------
                                                                      1,659
                                                                 ----------
             COMMUNICATIONS -- 0.3%
       100   Adelphia Communications Corp. L
               10.875% due 10/01/10............................          87
        45   GTE Hawaiian Telephone Co.
               7.00% due 02/01/06..............................          45
     6,800   Intelsat Ltd.
               6.50% due 11/01/13..............................       5,508
     4,915   L-3 Communications Corp.
               7.625% due 06/15/12.............................       5,234
     2,150   Rogers Cable, Inc.
               6.25% due 06/15/13..............................       2,145
                                                                 ----------
                                                                     13,019
                                                                 ----------
             CONSTRUCTION -- 0.2%
     6,800   Horton (D.R.), Inc. +
               5.625% due 09/15/14.............................       6,790
        75   Horton (D.R.), Inc.
               8.00% due 02/01/09..............................          82
                                                                 ----------
                                                                      6,872
                                                                 ----------
             CONSUMER DURABLES -- 0.0%
        65   Owens-Illinois, Inc. +
               7.50% due 05/15/10..............................          68
                                                                 ----------
             CONSUMER NON-DURABLES -- 0.0%
       490   Xerox Corp.
               9.75% due 01/15/09..............................         557
                                                                 ----------
             ELECTRICAL EQUIPMENT -- 0.2%
     7,550   PerkinElmer, Inc. +
               8.875% due 01/15/13.............................       8,399
                                                                 ----------
             ELECTRONICS -- 0.1%
     4,045   Thomas & Betts Corp.
               7.25% due 06/01/13..............................       4,435
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
CORPORATE NOTES: NON-INVESTMENT GRADE -- (CONTINUED)
             ENERGY & SERVICES -- 0.2%
$    5,925   Amerada Hess Corp. +
               7.30% due 08/15/31..............................  $    7,149
       220   Husky Oil Co.
               8.90% due 08/15/28..............................         243
       200   Newfield Exploration Co.
               7.625% due 03/01/11.............................         219
                                                                 ----------
                                                                      7,611
                                                                 ----------
             FINANCIAL SERVICES -- 0.2%
        75   Host Marriott LP
               9.50% due 01/15/07..............................          80
     7,085   Rouse Co. (The)
               7.20% due 09/15/12..............................       7,635
                                                                 ----------
                                                                      7,715
                                                                 ----------
             FOREST & PAPER PRODUCTS -- 0.7%
     3,470   Abitibi-Consolidated, Inc.
               8.85% due 08/01/30..............................       3,323
     8,340   Domtar, Inc.
               7.875% due 10/15/11.............................       8,819
    12,100   Potlatch Corp.
               12.50% due 12/01/09.............................      15,033
                                                                 ----------
                                                                     27,175
                                                                 ----------
             HEALTH SERVICES -- 0.4%
     4,310   Coventry Health Care, Inc.
               5.875% due 01/15/12.............................       4,385
     6,240   HCA, Inc. +
               6.375% due 01/15/15.............................       6,475
     4,935   HCA, Inc.
               6.95% due 05/01/12..............................       5,244
       250   HCA, Inc.
               7.00% due 07/01/07..............................         260
                                                                 ----------
                                                                     16,364
                                                                 ----------
             INSURANCE -- 0.0%
        75   Americo Life, Inc. @
               7.875% due 05/01/13.............................          80
                                                                 ----------
             MACHINERY -- 0.2%
     5,600   Briggs & Stratton Corp.
               8.875% due 03/15/11.............................       6,398
                                                                 ----------
             MEDIA & ENTERTAINMENT -- 0.3%
     8,180   American Greetings Corp.
               6.10% due 08/01/28..............................       8,436
       100   Comcast Corp.
               10.625% due 07/15/12............................         131
        75   Intrawest Corp.
               7.50% due 10/15/13..............................          77
     3,660   Shaw Communications, Inc.
               8.25% due 04/11/10..............................       4,063
                                                                 ----------
                                                                     12,707
                                                                 ----------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             METALS, MINERALS & MINING -- 0.4%
$   12,210   International Steel Group, Inc. +
               6.50% due 04/15/14..............................  $   11,722
     3,460   Vedanta Resources PLC @
               6.625% due 02/22/10.............................       3,420
                                                                 ----------
                                                                     15,142
                                                                 ----------
             RETAIL -- 0.5%
     6,540   Delhaize America, Inc.
               8.125% due 04/15/11.............................       7,335
     3,740   Penney (J.C.) Co., Inc.
               7.125% due 11/15/23.............................       4,058
     5,185   Penney (J.C.) Co., Inc.
               7.65% due 08/15/16..............................       5,872
                                                                 ----------
                                                                     17,265
                                                                 ----------
             SOFTWARE & SERVICES -- 0.2%
     6,860   Computer Associates International, Inc. @
               5.625% due 12/01/14.............................       6,957
                                                                 ----------
             TRANSPORTATION -- 0.7%
    12,155   Bombardier, Inc. @
               6.30% due 05/01/14..............................      11,000
       325   Roadway Corp.
               8.25% due 12/01/08..............................         357
    10,835   Royal Caribbean Cruises Ltd.
               6.875% due 12/01/13.............................      11,539
                                                                 ----------
                                                                     22,896
                                                                 ----------
             UTILITIES -- 1.0%
       175   CenterPoint Energy Resources Corp.
               6.50% due 02/01/08..............................         184
     6,110   CenterPoint Energy Resources Corp.
               7.875% due 04/01/13.............................       7,258
        50   Centerpoint Energy, Inc.
               5.875% due 06/01/08.............................          52
     7,475   Centerpoint Energy, Inc.
               6.85% due 06/01/15..............................       8,362
        30   Dynegy Holdings, Inc. @
               10.125% due 07/15/13............................          34
     7,300   El Paso CGP Co.
               6.50% due 06/01/08..............................       7,247
     4,150   Northwestern Corp. @
               7.30% due 12/01/06..............................       4,285
     5,095   Sierra Pacific Power Co. +
               8.00% due 06/01/08..............................       5,439
       500   Tennessee Gas Pipeline Co.
               7.50% due 04/01/17..............................         554
                                                                 ----------
                                                                     33,415
                                                                 ----------
             Total corporate notes: non-investment grade (cost
               $206,385).......................................  $  208,734
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
INTEREST ONLY -- 2.0%
             FINANCIAL SERVICES -- 2.0%
$   32,877   Banc of America Commercial Mortgage, Inc., Series
               2003-1, Class XP2 IO @
               10.25% due 09/11/36.............................  $    4,723
   286,066   Banc of America Commercial Mortgage, Inc., Series
               2004-6, Class XP IO
               4.42% due 12/10/42..............................       7,520
   147,484   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2004-PWR3, Class X1 @
               6.08% due 02/11/41..............................       3,560
    85,125   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2004-PWR5, Class X2
               4.48% due 07/11/42..............................       3,508
    67,095   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2005-PWR6, Class X2
               4.44% due 11/11/41..............................       2,314
   252,046   CS First Boston Mortgage Securities Corp., Series
               2003, Class C3 @
               4.30% due 07/15/37..............................       8,795
    74,619   GMAC Commercial Mortgage Securities, Inc., Series
               2004-C3, Class X2
               4.41% due 12/10/41..............................       2,283
   183,000   GS Mortgage Securities Corp. II, Series 2004-GG2,
               Class XP
               4.38% due 08/01/38..............................       2,768
   717,600   JP Morgan Chase Commercial Mortgage Securities
               Corp., Series 2005-CB11, Class X2 IO
               4.39% due 08/12/37..............................       4,149
    72,059   Merrill Lynch Mortgage Trust, Series 2004-BPCI @
               4.43% due 09/12/41..............................       2,997
   259,801   Merrill Lynch Mortgage Trust, Series 2005-MCP1,
               Class XP
               4.56% due 05/12/43..............................       8,774
    66,249   Morgan (J.P.) Chase Commercial Mortgage Securities
               Corp., Series 2004-C1, Class X2 @
               4.36% due 01/15/38..............................       2,772
   335,774   Morgan (J.P.) Chase Commercial Mortgage Securities
               Corp., Series 2004-C3, Class X2
               4.41% due 01/15/42..............................       7,166
    73,119   Morgan Stanley Dean Witter Capital I, Series
               2002-NC3, Class P * B##@@
               0.00% due 08/25/32..............................          --
    72,973   Morgan Stanley Dean Witter Capital I, Series
               2002-NC3, Class X o##
               8.05% due 08/25/32..............................       3,495

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$   64,990   Wachovia Bank Commercial Mortgage Trust, Series
               2004-C10, Class XP @
               4.37% due 02/15/41..............................  $    2,534
   258,233   Wachovia Bank Commercial Mortgage Trust, Series
               2005-C19, Class XP @
               4.47% due 05/15/44..............................       8,766
                                                                 ----------
                                                                     76,124
                                                                 ----------
             Total interest only
               (cost $76,621)..................................  $   76,124
                                                                 ----------
MUNICIPAL BONDS -- 0.6%
             FINANCIAL SERVICES -- 0.6%
$      275   Industry California Urban Development Agency
               6.10% due 05/01/24..............................  $      289
     7,325   Oregon School Board Association
               4.759% due 06/30/28.............................       7,342
    15,200   State of Illinois
               5.10% due 06/01/33..............................      15,848
                                                                 ----------
                                                                     23,479
                                                                 ----------
             Total municipal bonds
               (cost $22,807)..................................  $   23,479
                                                                 ----------
U.S. GOVERNMENT AGENCIES -- 26.7%
             FEDERAL FARM CREDIT BANK -- 0.1%
$    2,350   4.491% due 12/15/09...............................  $    2,426
                                                                 ----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.0%
    21,000   4.10% due 01/28/14................................      20,947
    20,050   5.046% due 06/01/35...............................      20,288
    94,924   5.50% due 10/01/18 -- 05/01/34....................      96,253
   118,900   6.00% due 04/01/17 -- 03/01/35....................     122,008
        15   6.50% due 07/01/16 -- 08/01/32....................          16
        26   7.50% due 09/01/29 -- 11/01/31....................          27
                                                                 ----------
                                                                    259,539
                                                                 ----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.5%
       250   4.29% due 02/17/09................................         248
    55,775   4.50% due 07/01/33................................      54,537
     5,703   4.714% due 06/01/34...............................       5,714
     6,512   4.734% due 03/01/35...............................       6,562
     4,500   4.746% due 05/01/35...............................       4,625
    11,385   4.808% due 04/01/35...............................      11,477
     8,572   4.89% due 04/01/35................................       8,652
     5,650   4.927% due 07/01/35...............................       5,698
    13,719   4.958% due 07/01/35...............................      13,887
   136,432   5.00% due 02/01/18 -- 12/01/34 ###................     137,568
   172,004   5.50% due 12/01/13 -- 01/01/34 ###................     174,882
    56,419   6.00% due 07/01/12 -- 10/01/34....................      57,962
    16,638   6.50% due 11/01/14 -- 11/01/34....................      17,239
        66   7.00% due 02/01/16 -- 09/01/32....................          69
     2,421   7.50% due 11/01/15 -- 05/01/32....................       2,587
         9   8.00% due 04/01/32................................          10
                                                                 ----------
                                                                    501,717
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.9%
$   78,914   5.00% due 05/15/33 -- 06/15/34 ###................  $   79,545
    62,045   5.50% due 03/15/33 -- 02/15/35....................      63,375
    35,792   6.00% due 12/15/31 -- 09/15/34....................      36,926
    37,302   6.50% due 02/15/28 -- 09/15/32....................      39,005
       175   7.00% due 06/20/30 -- 08/15/31....................         185
         1   7.50% due 01/15/32................................           1
        22   8.50% due 11/15/24................................          24
                                                                 ----------
                                                                    219,061
                                                                 ----------
             TENNESSEE VALLEY AUTHORITY -- 0.2%
    46,200   7.11% due 11/01/25................................      11,166
                                                                 ----------
             Total U.S. government agencies
               (cost $991,276).................................  $  993,909
                                                                 ----------
U.S. GOVERNMENT SECURITIES -- 7.3%
             U.S. INFLATION -- INDEXED SECURITIES -- 0.9%
$    9,588   1.625% due 01/15/15 +.............................  $    9,553
    23,187   2.375% due 01/15/25 +.............................      25,382
                                                                 ----------
                                                                     34,935
                                                                 ----------
             U.S. TREASURY BONDS -- 1.0%
    13,160   4.125% due 05/15/15 +.............................      13,352
    20,655   5.375% due 02/15/31 +.............................      24,373
                                                                 ----------
                                                                     37,725
                                                                 ----------
             U.S. TREASURY NOTES -- 5.4%
    62,040   3.625% due 06/15/10 +.............................      61,769
    33,695   3.75% due 05/15/08................................      33,769
    88,867   4.00% due 03/15/10 -- 02/15/15 +..................      89,624
    14,375   4.25% due 08/15/14 +..............................      14,719
                                                                 ----------
                                                                    199,881
                                                                 ----------
             Total U.S. government securities
               (cost $271,681).................................  $  272,541
                                                                 ----------
  SHARES
----------
WARRANTS -- 0.0%
             COMMUNICATIONS -- 0.0%
         1   Iridium World Communications, Inc. * ## @@........  $       --
             UTILITIES -- 0.0%
        --   Ntelos, Inc. * ## @@..............................          --
                                                                 ----------
             Total warrants
               (cost $98)......................................  $       --
                                                                 ----------
PRINCIPAL
  AMOUNT
----------
SHORT-TERM SECURITIES -- 26.5%
             CORPORATE NOTES -- 2.8%
$   35,000   General Electric Capital Corp.
               3.38% due 07/01/05..............................  $   35,000
    35,000   Gillette Co. (The)
               3.33% due 07/01/05..............................      35,000
    35,000   UBS Finance (Delaware)
               3.39% due 07/01/05..............................      35,000
                                                                 ----------
                                                                 ----------
  SHARES
----------
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 7.7%
   287,435   State Street Navigator Securities Lending Prime
               Portfolio.......................................  $  287,435
PRINCIPAL
  AMOUNT
----------
             REPURCHASE AGREEMENT -- 16.0%
$  245,232   BPN Paribas Joint Repurchase Agreement (See Note
               2(d))
               2.75% due 07/01/05..............................  $  245,232
    98,093   RBS Greenwich Capital Markets Joint Repurchase
               Agreement (See Note 2(d))
               2.80% due 07/01/05..............................      98,093
   250,792   UBS Securities Joint Repurchase Agreement (See
               Note 2(d))
               2.93% due 07/01/05..............................     250,792
                                                                 ----------
                                                                    594,117
                                                                 ----------
             Total short-term securities
               (cost $986,552).................................  $  986,552
                                                                 ----------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $4,218,640) O -- 113.8%.............   4,244,192
             OTHER ASSETS, LESS LIABILITIES -- (13.8%).........    (516,861)
                                                                 ----------
             NET ASSETS -- 100%................................  $3,727,331
                                                                 ==========

Note: Market value of investments in foreign securities represents 11.4% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $185,704 or 5.0% of net assets.

  o  Private placement.

  ## Illiquid Securities (See Note 2(m)).

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $0, which represents 0.0% of the total net assets.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.
  I  All principal amounts are in U.S. dollars unless otherwise indicated.

      AUD  -- Australian Dollar
      CAD  -- Canadian Dollar
      EUR  -- EURO

  L  Debt security in default due to bankruptcy.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $4,218,790 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 41,823
      Unrealized depreciation........................   (16,421)
                                                       --------
      Net unrealized appreciation....................  $ 25,402
                                                       ========

 ### The cost of the securities purchased on a when-issued basis at June 30, 2005 was $266,686.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                 TRANSACTION          VALUE            AMOUNT            DATE           (DEPRECIATION)
-----------                                 -----------         --------         --------         --------         --------------
EURO                                            Buy             $ 33,439         $ 35,464         7/26/2005           $(2,025)
EURO                                            Buy               43,932           44,584         7/26/2005              (652)
EURO                                           Sell              192,014          206,298         7/26/2005            14,284
EURO                                           Sell               67,041           70,536         7/26/2005             3,495
EURO                                           Sell               35,018           36,266         7/26/2005             1,248
                                                                                                                      -------
                                                                                                                      $16,350
                                                                                                                      =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.0%
            FINANCIAL SERVICES -- 4.0%
$  9,000    Banc of America Commercial Mortgage, Inc., Series
              2005-3, Class A2
              4.501% due 07/10/43 ###.........................  $    9,045
   8,000    CS First Boston Mortgage Securities Corp., Series
              2005-C2, Class AJ
              4.918% due 03/15/15.............................       8,137
   9,000    CS First Boston Mortgage Securities Corp., Series
              2005-C3, Class A2
              4.512% due 07/15/37.............................       9,036
   9,000    Wachovia Bank Commercial Mortgage Trust, Series
              2005-C19, Class A2
              4.515% due 05/15/44.............................       9,059
                                                                ----------
                                                                    35,277
                                                                ----------
            Total collateralized mortgage obligations
              (cost $35,175)..................................  $   35,277
                                                                ----------
INTEREST ONLY -- 1.0%
            FINANCIAL SERVICES -- 1.0%
 241,880    Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2005-PWR7, Class X2
              4.41% due 02/11/41..............................  $    3,586
 148,052    Merrill Lynch Mortgage Trust,
              Series 2005-MCP1, Class XP
              4.56% due 05/12/43..............................       5,000
                                                                ----------
                                                                     8,586
                                                                ----------
            Total interest only
              (cost $8,598)...................................  $    8,586
                                                                ----------
U.S. GOVERNMENT AGENCIES -- 67.3%
            FEDERAL HOME LOAN BANK -- 14.7%
  29,600    3.00% due 05/28/08................................  $   28,892
  25,000    3.625% due 06/20/07...............................      24,899
  29,800    3.375% due 07/21/08...............................      29,230
   8,000    3.80% due 12/22/06................................       7,984
  23,895    5.375% due 02/15/06...............................      24,122
  14,000    5.80% due 09/02/08................................      14,786
                                                                ----------
                                                                   129,913
                                                                ----------
            FEDERAL HOME LOAN MORTGAGE
            CORPORATION -- 15.1%
  80,000    5.50% due 07/01/33 ###............................      81,100
  19,500    5.75% due 04/15/08 +..............................      20,470
  16,847    6.00% due 10/01/21 -- 04/01/33....................      17,188
  14,219    6.50% due 08/15/15 -- 09/01/32....................      14,806
      37    7.00% due 09/01/29 -- 02/01/31....................          38
                                                                ----------
                                                                   133,602
                                                                ----------
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION -- 28.4%
  12,000    3.75% due 09/15/08................................      11,895
  15,000    4.20% due 06/16/08................................      15,037
   5,000    4.50% due 01/25/16................................       5,016
   2,488    4.808% due 04/01/35...............................       2,508
  16,813    4.837% due 09/01/34...............................      16,971

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION -- (CONTINUED)
$ 19,418    4.839% due 04/01/35...............................  $   19,580
   1,875    4.89% due 04/01/35................................       1,893
   3,000    4.958% due 07/01/35...............................       3,037
  16,413    5.117% due 03/01/35...............................      16,689
  53,683    5.50% due 08/01/15 -- 08/01/19....................      55,143
   1,563    5.89% due 12/01/08................................       1,628
   6,417    5.95% due 01/01/09................................       6,703
  34,801    6.00% due 09/01/13 -- 08/01/34....................      35,696
     919    6.01% due 02/01/09................................         962
     285    6.36% due 04/01/08................................         297
  11,404    6.50% due 05/01/13 -- 09/01/32....................      11,855
   2,352    6.52% due 01/01/08................................       2,448
  38,000    7.125% due 06/15/10...............................      43,277
     152    7.50% due 06/01/23................................         163
      16    8.50% due 04/01/17................................          17
       9    9.00% due 08/01/20 -- 09/01/21....................          10
      39    9.75% due 07/01/20................................          42
                                                                ----------
                                                                   250,867
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.3%
  13,059    5.00% due 01/20/34................................      13,135
  28,868    5.50% due 01/20/34 -- 02/20/34....................      29,446
   9,470    6.00% due 09/20/33 -- 03/20/34....................       9,755
   2,986    7.00% due 06/20/30 -- 09/15/32....................       3,161
     258    7.50% due 07/15/27................................         277
       4    9.50% due 12/15/20................................           4
                                                                ----------
                                                                    55,778
                                                                ----------
            TENNESSEE VALLEY AUTHORITY -- 1.4%
  11,750    5.375% due 11/13/08...............................      12,279
                                                                ----------
            U.S. TREASURY STRIPS -- 1.4%
  18,000    4.01% due 11/15/13................................      12,910
                                                                ----------
            Total U.S. government agencies
              (cost $595,518).................................  $  595,349
                                                                ----------
U.S. GOVERNMENT SECURITIES -- 22.4%
            U.S. INFLATION -- INDEXED SECURITIES -- 4.1%
  16,303    1.625% due 01/15/15...............................  $   16,243
  19,095    2.00% due 07/15/14................................      19,680
                                                                ----------
                                                                    35,923
                                                                ----------
            U.S. TREASURY BONDS -- 9.3%
  38,100    1.50% due 03/31/06 +..............................      37,548
   4,650    3.125% due 05/15/07...............................       4,606
  15,400    3.50% due 11/15/06 +..............................      15,383
   8,950    4.125% due 05/15/15...............................       9,081
  11,975    6.00% due 08/15/09................................      13,011
   2,000    10.375 due 11/15/12...............................       2,300
                                                                ----------
                                                                    81,929
                                                                ----------
            U.S. TREASURY NOTES -- 9.0%
  15,000    2.00% due 05/15/06................................      14,808
  29,695    3.125% due 01/31/07 -- 10/15/08...................      29,430
   4,185    3.75% due 05/15/08................................       4,194

The accompanying notes are an integral part of this financial statement.

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
U.S. GOVERNMENT SECURITIES -- (CONTINUED)
            U.S. TREASURY NOTES -- (CONTINUED)
$ 28,435    3.875% due 05/15/10...............................  $   28,597
   3,180    4.00% due 06/15/09................................       3,214
                                                                ----------
                                                                    80,243
                                                                ----------
            Total U.S. government securities (cost
              $199,449).......................................  $  198,095
                                                                ----------
                                                                 MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
SHORT-TERM SECURITIES -- 19.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 8.1%
  71,567    Boston Global Investment Trust....................  $   71,567
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 11.1%
$ 40,720    BPN Paribas Joint Repurchase Agreement (See Note
              2(d))
              2.75% due 07/01/05..............................  $   40,720
  16,288    RBS Greenwich Capital Markets Joint Repurchase
              Agreement
              (See Note 2(d))
              2.80% due 07/01/05..............................      16,288
  41,644    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................      41,644
                                                                ----------
                                                                    98,652
                                                                ----------
            Total short-term securities
              (cost $170,219).................................  $  170,219
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,008,959)O -- 113.9%..............   1,007,526
            OTHER ASSETS, LESS LIABILITIES -- (13.9%).........    (122,909)
                                                                ----------
            NET ASSETS -- 100%................................  $  884,617
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,010,070 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 1,827
      Unrealized depreciation.........................   (4,371)
                                                        -------
      Net unrealized depreciation.....................  $(2,544)
                                                        =======

 ### The cost of the securities purchased on a when-issued basis at June 30, 2005 was $108,056.

The accompanying notes are an integral part of this financial statement.

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- 98.9%
            BANKS -- 18.2%
    580     Apollo Investment Corp. ..........................  $ 10,695
    393     Bank of America Corp. ............................    17,945
    254     CIT Group, Inc. ..................................    10,927
    176     Capital One Financial Corp. ......................    14,106
    360     Citigroup, Inc. ..................................    16,647
    493     MBNA Corp. .......................................    12,902
    213     Royal Bank of Scotland Group PLC B................     6,420
                                                                --------
                                                                  89,642
                                                                --------
            BUSINESS SERVICES -- 0.5%
    115     Rent-A-Center, Inc. *.............................     2,674
                                                                --------
            CHEMICALS -- 0.7%
     32     Azko Nobel N.V. B.................................     1,265
     57     Cytec Industries, Inc. ...........................     2,273
                                                                --------
                                                                   3,538
                                                                --------
            COMMUNICATIONS -- 2.9%
    149     Nextel Communications, Inc., Class A *............     4,801
    166     Scientific-Atlanta, Inc. .........................     5,536
     77     Sprint Corp.-FON Group............................     1,927
     68     Telefonaktiebolaget LM Ericsson ADR +.............     2,157
                                                                --------
                                                                  14,421
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 0.9%
    256     Seagate Technology................................     4,484
                                                                --------
            CONSUMER DURABLES -- 1.7%
    186     Arrow Electronics, Inc. *.........................     5,057
    137     Newell Rubbermaid, Inc. ..........................     3,259
                                                                --------
                                                                   8,316
                                                                --------
            CONSUMER NON-DURABLES -- 1.5%
    122     Endo Pharmaceuticals Holdings, Inc. *.............     3,198
    147     Tyco International Ltd. ..........................     4,289
                                                                --------
                                                                   7,487
                                                                --------
            DRUGS -- 7.3%
    124     GlaxoSmithKline PLC B.............................     2,992
    111     GlaxoSmithKline PLC, ADR..........................     5,365
     24     King Pharmaceuticals, Inc. *......................       246
    226     Pfizer, Inc. .....................................     6,238
    291     Sanofi-Synthelabo S.A., ADR.......................    11,936
    201     Wyeth.............................................     8,937
                                                                --------
                                                                  35,714
                                                                --------
            ELECTRICAL EQUIPMENT -- 1.1%
    124     Tektronix, Inc. ..................................     2,895
    212     Teradyne, Inc. *..................................     2,539
                                                                --------
                                                                   5,434
                                                                --------
            ELECTRONICS -- 9.4%
    527     Cinram International, Inc. .......................    10,099
    999     Cisco Systems, Inc. *.............................    19,091
    293     Fairchild Semiconductor International Inc., Class
              A *.............................................     4,319
    102     Freescale Semiconductor, Inc. *...................     2,133
     55     QLogic Corp. *....................................     1,710
     95     Varian Semiconductor Equipment Associates,
              Inc. *..........................................     3,522
    199     Vishay Intertechnology, Inc. *....................     2,367

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
            ELECTRONICS -- (CONTINUED)
     44     Whirlpool Corp. ..................................  $  3,078
                                                                --------
                                                                  46,319
                                                                --------
            ENERGY & SERVICES -- 8.4%
     56     Arch Coal, Inc. +.................................     3,039
     49     Devon Energy Corp. ...............................     2,493
     75     GlobalSantaFe Corp. ..............................     3,040
      9     IHC Caland N.V. B.................................       649
    140     Marathon Oil Corp. ...............................     7,477
     87     Noble Corp. ......................................     5,345
     75     Petroleo Brasileiro S.A., ADR.....................     3,453
    127     Talisman Energy, Inc. ............................     4,756
     93     Total S.A., ADR...................................    10,855
                                                                --------
                                                                  41,107
                                                                --------
            FOREST & PAPER PRODUCTS -- 2.8%
     66     Aracruz Celulose S.A., ADR +......................     2,304
    113     Pactiv Corp. *....................................     2,428
    622     Sappi Ltd., ADR...................................     6,728
    221     Smurfit-Stone Container Corp. *...................     2,248
                                                                --------
                                                                  13,708
                                                                --------
            HEALTH SERVICES -- 1.2%
     83     Coventry Health Care, Inc. *......................     5,886
                                                                --------
            INSURANCE -- 9.1%
    211     Ace Ltd. .........................................     9,441
    113     Ambac Financial Group, Inc. ......................     7,869
     84     American International Group, Inc. ...............     4,857
     70     Everest Re Group Ltd. ............................     6,547
    185     Platinum Underwriters Holdings Ltd. ..............     5,890
     51     Reinsurance Group of America, Inc. ...............     2,367
    162     RenaissanceRe Holdings Ltd. ......................     7,987
                                                                --------
                                                                  44,958
                                                                --------
            MACHINERY -- 1.9%
    205     Lam Research Corp. *..............................     5,938
     55     Parker-Hannifin Corp. ............................     3,380
                                                                --------
                                                                   9,318
                                                                --------
            MEDIA & ENTERTAINMENT -- 5.2%
      8     Blockbuster, Inc., Class A........................        68
    266     Comcast Corp. *...................................     7,961
     34     Comcast Corp., Class A *..........................     1,053
    270     Dex Media, Inc. ..................................     6,598
     96     Liberty Global, Inc. *............................     4,497
    322     Time Warner, Inc. *...............................     5,381
                                                                --------
                                                                  25,558
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.4%
     24     Sanofi-Aventis +B.................................     2,001
                                                                --------
            METALS, MINERALS & MINING -- 1.9%
    340     Alcoa, Inc. ......................................     8,882
     22     Engelhard Corp. ..................................       637
                                                                --------
                                                                   9,519
                                                                --------
            REAL ESTATE -- 0.8%
     92     CB Richard Ellis Group, Inc. *....................     4,013
                                                                --------
            RETAIL -- 6.8%
    167     CBRL Group, Inc. .................................     6,474
    545     Foot Locker, Inc. ................................    14,827

The accompanying notes are an integral part of this financial statement.

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE #
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
    341     Ruby Tuesday, Inc. +..............................  $  8,834
    129     TJX Cos., Inc. (The)..............................     3,139
                                                                --------
                                                                  33,274
                                                                --------
            RUBBER & PLASTICS PRODUCTS -- 2.3%
    182     Compagnie Generale des Etablissements Michelin,
              Class B +B......................................    11,080
                                                                --------
            SOFTWARE & SERVICES -- 1.2%
    232     Microsoft Corp. ..................................     5,758
                                                                --------
            TRANSPORTATION -- 9.5%
    210     AMR Corp. *+......................................     2,544
    237     American Axle & Manufacturing Holdings, Inc. .....     5,997
    188     Continental Airlines, Inc., Class B *+............     2,499
    173     Goodrich Corp. ...................................     7,102
    149     Lear Corp. .......................................     5,406
     96     Pinnacle Airlines Corp. *+........................       827
    337     TRW Automotive Holdings Corp. *...................     8,265
    179     US Airways New Company Bo.........................     2,960
    220     Yellow Roadway Corp. *+...........................    11,151
                                                                --------
                                                                  46,751
                                                                --------
            U.S. GOVERNMENT AGENCIES -- 1.6%
     66     Federal Home Loan Mortgage Corp. .................     4,299
     62     Federal National Mortgage Association.............     3,603
                                                                --------
                                                                   7,902
                                                                --------
            UTILITIES -- 1.6%
     47     Constellation Energy Group, Inc. .................     2,711
     19     PPL Corp. ........................................     1,110
     48     TXU Corp. ........................................     3,947
                                                                   7,768
                                                                --------
            Total common stocks
              (cost $446,713).................................  $486,630
                                                                --------
SHORT-TERM SECURITIES -- 8.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.1%
 20,139     Boston Global Investment Trust....................  $ 20,139
                                                                --------
PRINCIPAL
AMOUNT
---------
            REPURCHASE AGREEMENT -- 4.1%
 $4,529     Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $  4,529

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE #
---------                                                       --------
            REPURCHASE AGREEMENT -- (CONTINUED)
 $2,309     Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................  $  2,309
  2,309     J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................     2,309
    942     UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       942
  9,946     UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................     9,946
                                                                --------
                                                                  20,035
                                                                --------
            Total short-term securities
              (cost $40,174)..................................  $ 40,174
                                                                --------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $486,887) O -- 107.1%...............   526,804
            OTHER ASSETS, LESS LIABILITIES -- (7.1%)..........   (34,616)
                                                                --------
            NET ASSETS -- 100%................................  $492,188
                                                                ========

Note: Market value of investments in foreign securities represents 14.4% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  o  Private placement.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $27,367, which represents 5.6% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $487,832 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 52,047
      Unrealized depreciation........................   (13,075)
                                                       --------
      Net unrealized appreciation....................  $ 38,972
                                                       ========

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
British Pound                                     Buy              $187            $190           7/1/2005              $(3)
Canadian Dollars                                  Buy               164             164           7/6/2005               --
EURO                                              Buy               238             237           7/1/2005                1
                                                                                                                        ---
                                                                                                                        $(2)
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

                      (This page intentionally left blank)

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF ASSETS AND LIABILITIES
 AS OF JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               HARTFORD            HARTFORD                 HARTFORD
                                                               ADVISERS         BLUE CHIP STOCK       CAPITAL APPRECIATION
                                                               HLS FUND            HLS FUND                 HLS FUND
                                                              -----------       ---------------       --------------------
ASSETS:
  Investments in securities, at value@......................  $11,780,188          $156,752               $13,486,840
  Cash++....................................................            1                --                         1
  Foreign currency on deposit with custodian#...............           --                --                     2,813
  Unrealized appreciation in forward foreign currency
    contracts...............................................           --                --                        64
  Receivables:
    Investment securities sold..............................      293,346               513                   284,060
    Fund shares sold........................................           --                --                        --
    Dividends and interest..................................       42,714               133                    15,852
    Commission recapture....................................           22                --                       296
    Variation margin........................................           --                --                        --
    Forward foreign bonds...................................           --                --                        --
  Other assets..............................................           --                --                        --
                                                              -----------          --------               -----------
Total assets................................................   12,116,271           157,398                13,789,926
                                                              -----------          --------               -----------
LIABILITIES:
  Unrealized depreciation on forward foreign currency
    contracts...............................................           25                --                         7
  Bank overdraft............................................           --                --                        --
  Payable upon return of securities loaned..................    1,885,073                --                   827,793
  Payables:
    Investment securities purchased.........................       84,882                76                   203,828
    Fund shares redeemed....................................        6,805               169                     4,328
    Dividends...............................................           --                --                        --
    Accounting services fees................................            6                --                         7
    Variation margin........................................        1,013                --                        --
    Forward foreign bonds...................................           --                --                        --
    Written options.........................................           --                --                        --
  Accrued Expenses..........................................          814                17                     1,673
  Other liabilities.........................................           --                --                         1
                                                              -----------          --------               -----------
Total liabilities...........................................    1,978,618               262                 1,037,637
                                                              -----------          --------               -----------
Net assets..................................................  $10,137,653          $157,136               $12,752,289
                                                              ===========          ========               ===========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................  $ 9,676,587          $158,564               $10,422,384
Accumulated undistributed net investment income.............       99,459               322                    44,597
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................     (246,192)          (22,231)                  916,749
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................      607,799            20,481                 1,368,559
                                                              -----------          --------               -----------
Net assets..................................................  $10,137,653          $157,136               $12,752,289
                                                              ===========          ========               ===========
Par value...................................................  $     0.001          $  0.001               $     0.001
                                                              -----------          --------               -----------
Total shares outstanding....................................      441,864             8,999                   248,324
                                                              -----------          --------               -----------
Total shares authorized.....................................    9,500,000           500,000                 5,000,000
                                                              -----------          --------               -----------
CLASS IA:Net asset value per share..........................  $     22.93          $  17.46               $     51.40
                                                              -----------          --------               -----------
         Shares outstanding.................................      381,954             8,999                   199,153
                                                              -----------          --------               -----------
         Shares authorized..................................    8,500,000           500,000                 4,250,000
                                                              -----------          --------               -----------
         Net assets.........................................  $ 8,756,455          $157,136               $10,237,428
                                                              -----------          --------               -----------
CLASS IB:Net asset value per share..........................  $     23.05                                 $     51.14
                                                              -----------          --------               -----------
         Shares outstanding.................................       59,910                                      49,171
                                                              -----------          --------               -----------
         Shares authorized..................................    1,000,000                                     750,000
                                                              -----------          --------               -----------
         Net assets.........................................  $ 1,381,198                                 $ 2,514,861
                                                              -----------          --------               -----------
@ Cost of securities........................................  $11,171,382          $136,271               $12,118,135
                                                              -----------          --------               -----------
@ Market value of securities on loan........................  $ 1,838,823          $     --               $   801,634
                                                              -----------          --------               -----------
 ++ Cash held as Collateral on Loaned Securities............  $        --          $     --               $        --
                                                              -----------          --------               -----------
 # Cost of foreign currency on deposit with custodian.......  $        --          $     --               $     2,813
                                                              -----------          --------               -----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

          HARTFORD               HARTFORD           HARTFORD            HARTFORD          HARTFORD     HARTFORD
    CAPITAL OPPORTUNITIES   DISCIPLINED EQUITY   GLOBAL LEADERS   GROWTH OPPORTUNITIES   HIGH YIELD     INDEX
          HLS FUND               HLS FUND           HLS FUND            HLS FUND          HLS FUND     HLS FUND
    ---------------------   ------------------   --------------   --------------------   ----------   ----------
          $ 13,964              $1,218,016         $1,392,307          $1,169,126        $ 860,883    $2,262,353
                --                   3,239                  1                  --               --            1
                --                      --              1,668                  76               12           --
                --                      --                 20                  --              196           --
                --                  22,106             29,800               1,175           22,341          155
                --                   1,019                 --                 166           33,369           29
                 9                   1,086              1,332                 629           13,996        2,468
                --                      17                155                  31               --           --
                --                      --                 --                  --               --           --
                --                      --                 --                  --               --           --
                --                       1                  1                  --               --           --
          --------              ----------         ----------          ----------        ----------   ----------
            13,973               1,245,484          1,425,284           1,171,203          930,797    2,265,006
          --------              ----------         ----------          ----------        ----------   ----------
                --                      --                 23                  --               --           --
                --                      --                 --                  --            2,875           --
                --                  57,273            194,471             172,900          125,011      204,077
                --                  28,433             33,981               2,607           12,691           --
                 5                      --                657                  88              255           31
                --                      --                 --                  --               --           --
                --                       1                  1                  --               --            1
                --                     197                 --                  --               52          113
                --                      --                 --                  --               --           --
                --                      --                 --                  --               --           --
                 1                      75                137                  86               56          160
                --                      --                 --                   1                8            2
          --------              ----------         ----------          ----------        ----------   ----------
                 6                  85,979            229,270             175,682          140,948      204,384
          --------              ----------         ----------          ----------        ----------   ----------
          $ 13,967              $1,159,505         $1,196,014          $  995,521        $ 789,849    $2,060,622
          ========              ==========         ==========          ==========        ==========   ==========
          $ 23,485              $1,169,765         $1,172,003          $  858,411        $ 801,449    $1,814,853
                34                   5,705              6,939               2,739           24,296       14,456
            (9,890)               (120,095)           (50,911)              2,954          (41,268)      40,847
               338                 104,130             67,983             131,417            5,372      190,466
          --------              ----------         ----------          ----------        ----------   ----------
          $ 13,967              $1,159,505         $1,196,014          $  995,521        $ 789,849    $2,060,622
          ========              ==========         ==========          ==========        ==========   ==========
          $  0.001              $    0.001         $    0.001          $    0.001        $   0.001    $   0.001
          --------              ----------         ----------          ----------        ----------   ----------
             2,063                  95,858             70,141              35,625           82,331       67,103
          --------              ----------         ----------          ----------        ----------   ----------
           500,000               3,500,000          3,400,000             700,000        2,800,000    4,000,000
          --------              ----------         ----------          ----------        ----------   ----------
          $   6.77              $    12.12         $    17.07          $    27.98        $    9.62    $   30.73
          --------              ----------         ----------          ----------        ----------   ----------
             2,063                  69,037             54,191              30,648           51,625       58,732
          --------              ----------         ----------          ----------        ----------   ----------
           500,000               3,300,000          3,200,000             500,000        2,600,000    3,500,000
          --------              ----------         ----------          ----------        ----------   ----------
          $ 13,967              $  836,869         $  925,202          $  857,395        $ 496,856    $1,804,766
          --------              ----------         ----------          ----------        ----------   ----------
                                $    12.03         $    16.98          $    27.76        $    9.54    $   30.56
          --------              ----------         ----------          ----------        ----------   ----------
                                    26,821             15,950               4,977           30,706        8,371
          --------              ----------         ----------          ----------        ----------   ----------
                                   200,000            200,000             200,000          200,000      500,000
          --------              ----------         ----------          ----------        ----------   ----------
                                $  322,636         $  270,812          $  138,126        $ 292,993    $ 255,856
          --------              ----------         ----------          ----------        ----------   ----------
          $ 13,626              $1,113,460         $1,324,334          $1,037,706        $ 855,627    $2,071,515
          --------              ----------         ----------          ----------        ----------   ----------
          $     --              $   55,294         $  187,070          $  168,418        $ 122,459    $ 197,208
          --------              ----------         ----------          ----------        ----------   ----------
          $     --              $        6         $       --          $       --        $      --    $      --
          --------              ----------         ----------          ----------        ----------   ----------
          $     --              $       --         $    1,668          $       76        $      12    $      --
          --------              ----------         ----------          ----------        ----------   ----------

              HARTFORD
     INTERNATIONAL OPPORTUNITIES
              HLS FUND
     ---------------------------
             $1,436,894
                     --
                  1,752
                  1,721
                 29,510
                    466
                  1,978
                    204
                     --
                     --
                     --
             ----------
              1,472,525
             ----------
                     53
                     --
                129,098
                  5,450
                     61
                     --
                      1
                     --
                     --
                     --
                    265
                     --
             ----------
                134,928
             ----------
             $1,337,597
             ==========
             $1,375,941
                 12,221
               (123,138)
                 72,573
             ----------
             $1,337,597
             ==========
             $    0.001
             ----------
                113,504
             ----------
              2,625,000
             ----------
             $    11.79
             ----------
                 90,786
             ----------
              2,000,000
             ----------
             $1,070,708
             ----------
             $    11.75
             ----------
                 22,718
             ----------
                625,000
             ----------
             $  266,889
             ----------
             $1,366,006
             ----------
             $  123,962
             ----------
             $       --
             ----------
             $    1,752
             ----------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 AS OF JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   HARTFORD                HARTFORD             HARTFORD
                                                              INTERNATIONAL STOCK       LARGECAP GROWTH       MIDCAP STOCK
                                                                   HLS FUND                HLS FUND             HLS FUND
                                                              -------------------       ---------------       ------------
ASSETS:
  Investments in securities, at value@......................       $104,742                $ 70,778             $ 59,567
  Cash++....................................................             --                      --                   --
  Foreign currency on deposit with custodian#...............             54                      --                   --
  Unrealized appreciation in forward foreign currency
    contracts...............................................             --                      --                   --
  Receivables:
    Investment securities sold..............................            548                      --                1,271
    Fund shares sold........................................             95                      38                   25
    Dividends and interest..................................            271                      56                   23
    Commission recapture....................................             --                      --                   --
    Variation margin........................................             --                      --                   --
    Forward foreign bonds...................................             --                      --                   --
  Other assets..............................................             --                      --                   --
                                                                   --------                --------             --------
Total assets................................................        105,710                  70,872               60,886
                                                                   --------                --------             --------
LIABILITIES:
  Unrealized depreciation on forward foreign currency
    contracts...............................................             --                      --                   --
  Bank overdraft............................................             --                      --                   --
  Payable upon return of securities loaned..................         13,069                      --                3,234
  Payables:
    Investment securities purchased.........................          1,382                      --                2,315
    Fund shares redeemed....................................             --                      --                   --
    Dividends...............................................             --                      --                   --
    Accounting services fees................................             --                      --                   --
    Variation margin........................................             --                      --                   --
    Forward foreign bonds...................................             --                      --                   --
    Written options.........................................             --                      --                   --
  Accrued Expenses..........................................             26                       8                    9
  Other liabilities.........................................              9                      --                   --
                                                                   --------                --------             --------
Total liabilities...........................................         14,486                       8                5,558
                                                                   --------                --------             --------
Net assets..................................................       $ 91,224                $ 70,864             $ 55,328
                                                                   ========                ========             ========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................       $101,765                $108,686             $ 51,743
Accumulated undistributed net investment income.............          1,312                     118                 (134)
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................        (21,541)                (39,166)                 194
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................          9,688                   1,226                3,525
                                                                   --------                --------             --------
Net assets..................................................       $ 91,224                $ 70,864             $ 55,328
                                                                   ========                ========             ========
Par value...................................................       $  0.001                $  0.001             $  0.001
                                                                   --------                --------             --------
Total shares outstanding....................................          6,981                   7,718                5,037
                                                                   --------                --------             --------
Total shares authorized.....................................        500,000                 500,000              500,000
                                                                   --------                --------             --------
CLASS IA:Net asset value per share..........................       $  13.07                $   9.18             $  10.98
                                                                   --------                --------             --------
        Shares outstanding..................................          6,981                   7,718                5,037
                                                                   --------                --------             --------
        Shares authorized...................................        500,000                 500,000              500,000
                                                                   --------                --------             --------
        Net assets..........................................       $ 91,224                $ 70,864             $ 55,328
                                                                   --------                --------             --------
CLASS IB:Net asset value per share..........................
                                                                   --------                --------             --------
        Shares outstanding..................................
                                                                   --------                --------             --------
        Shares authorized...................................
                                                                   --------                --------             --------
        Net assets..........................................
                                                                   --------                --------             --------
@ Cost of securities........................................       $ 95,044                $ 69,552             $ 56,042
                                                                   --------                --------             --------
@ Market value of securities on loan........................       $ 12,436                $     --             $  3,161
                                                                   --------                --------             --------
 ++ Cash held as Collateral on Loaned Securities............       $     --                $     --             $     --
                                                                   --------                --------             --------
 # Cost of foreign currency on deposit with custodian.......       $     54                $     --             $     --
                                                                   --------                --------             --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                           HARTFORD         HARTFORD
      HARTFORD        HARTFORD          HARTFORD       HARTFORD         HARTFORD        U.S. GOVERNMENT       VALUE
    MONEY MARKET   SMALLCAP GROWTH   SMALLCAP VALUE      STOCK      TOTAL RETURN BOND     SECURITIES      OPPORTUNITIES
      HLS FUND        HLS FUND          HLS FUND       HLS FUND         HLS FUND           HLS FUND         HLS FUND
    ------------   ---------------   --------------   -----------   -----------------   ---------------   -------------
     $1,684,954      $1,112,043         $110,586      $6,075,907       $4,244,192         $1,007,526        $526,804
             --               1               26               1               --                 --              --
             --              --               --              --               43                 --             240
             --              --               --              --           19,027                 --               1
             --          36,187              688         195,182           32,147                 83           2,882
          4,509              96                2              --           35,699             33,929             534
          5,203             382               95           6,280           28,090              4,884             693
             --              --               --              --               --                 --              --
             --              --               --              --               --                 --              --
             --              --               --              --               --                 --              --
             --              --               --              --               22                  1              --
     ----------      ----------         --------      ----------       ----------         ----------        --------
      1,694,666       1,148,709          111,397       6,277,370        4,359,220          1,046,423         531,154
     ----------      ----------         --------      ----------       ----------         ----------        --------
             --              --               --              21            2,677                 --               3
             --              --               --              --              120                 --              --
             --         250,647               --         315,065          287,435             71,567          20,139
             --          37,254              586          66,045          341,263             90,168          18,778
         84,780           2,093               28           2,970               --                 --              --
          3,494              --               --              --               --                 --              --
              1              --               --               3                2                 --              --
             --              16               --             737               --                 --              --
             --              --               --              --               --                 --              --
             --              --               --              --               --                 --              --
         17,592              50               13             457              392                 71              37
             --              10               --              31               --                 --               9
     ----------      ----------         --------      ----------       ----------         ----------        --------
        105,867         290,070              627         385,329          631,889            161,806          38,966
     ----------      ----------         --------      ----------       ----------         ----------        --------
     $1,588,799      $  858,639         $110,770      $5,892,041       $3,727,331         $  884,617        $492,188
     ==========      ==========         ========      ==========       ==========         ==========        ========
     $1,588,799      $  773,896         $ 90,198      $6,248,108       $3,581,635            883,049        $434,465
             --             524              525          37,395           79,134             13,719           2,507
             --          16,011            5,004        (639,634)          25,326            (10,718)         15,298
             --          68,208           15,043         246,172           41,236             (1,433)         39,918
     ----------      ----------         --------      ----------       ----------         ----------        --------
     $1,588,799      $  858,639         $110,770      $5,892,041       $3,727,331         $  884,617        $492,188
     ==========      ==========         ========      ==========       ==========         ==========        ========
     $    0.001      $    0.001         $  0.001      $    0.001       $    0.001         $    0.001        $  0.001
     ----------      ----------         --------      ----------       ----------         ----------        --------
      1,588,799          41,379            7,551         130,090          316,145             79,958          27,530
     ----------      ----------         --------      ----------       ----------         ----------        --------
      7,000,000         700,000          700,000       4,000,000        5,000,000            700,000         700,000
     ----------      ----------         --------      ----------       ----------         ----------        --------
     $     1.00      $    20.77         $  14.67      $    45.31       $    11.81         $    11.08        $  17.91
     ----------      ----------         --------      ----------       ----------         ----------        --------
      1,324,790          29,453            7,545         113,902          223,919             50,400          19,478
     ----------      ----------         --------      ----------       ----------         ----------        --------
      6,000,000         500,000          500,000       3,000,000        4,400,000            500,000         500,000
     ----------      ----------         --------      ----------       ----------         ----------        --------
     $1,324,790      $  611,746         $110,684      $5,160,974       $2,645,196         $  558,337        $348,878
     ----------      ----------         --------      ----------       ----------         ----------        --------
     $     1.00      $    20.70         $  14.63      $    45.16       $    11.73         $    11.04        $  17.80
     ----------      ----------         --------      ----------       ----------         ----------        --------
        264,009          11,926                6          16,188           92,226             29,558           8,052
     ----------      ----------         --------      ----------       ----------         ----------        --------
      1,000,000         200,000          200,000       1,000,000          600,000            200,000         200,000
     ----------      ----------         --------      ----------       ----------         ----------        --------
     $  264,009      $  246,893         $     86      $  731,067       $1,082,135         $  326,280        $143,310
     ----------      ----------         --------      ----------       ----------         ----------        --------
     $1,684,954      $1,044,108         $ 95,543      $5,829,012       $4,218,640         $1,008,959        $486,887
     ----------      ----------         --------      ----------       ----------         ----------        --------
     $       --      $  239,814         $     --      $  304,100       $  281,693         $   70,055        $ 19,640
     ----------      ----------         --------      ----------       ----------         ----------        --------
     $       --      $       --         $     --      $       --       $       --         $       --        $     --
     ----------      ----------         --------      ----------       ----------         ----------        --------
     $       --      $       --         $     --      $       --       $       42         $       --        $    239
     ----------      ----------         --------      ----------       ----------         ----------        --------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF OPERATIONS
 FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                      HARTFORD
                                                              HARTFORD           HARTFORD             CAPITAL
                                                              ADVISERS        BLUE CHIP STOCK       APPRECIATION
                                                              HLS FUND           HLS FUND             HLS FUND
                                                              ---------       ---------------       ------------
INVESTMENT INCOME:
  Dividends.................................................  $  61,504           $   948           $    95,209
  Interest..................................................     73,020                15                 2,233
  Securities lending........................................      1,314                --                 1,168
  Miscellaneous.............................................         80                 3                 2,281
  Less: Foreign tax withheld................................       (512)               (1)               (4,350)
                                                              ---------           -------           -----------
    Total investment income (loss)..........................    135,406               965                96,541
                                                              ---------           -------           -----------
EXPENSES:
  Investment advisory fees..................................     22,708               702                27,553
  Administrative services fees..............................     10,486                --                12,762
  Accounting services.......................................      1,049                --                 1,276
  Board of Directors fees...................................         91                 1                   102
  Custodian fees, gross.....................................         21                 6                 2,009
  Distribution fees -- Class IB.............................      1,749                --                 3,093
  Other expenses............................................        911                15                 1,073
                                                              ---------           -------           -----------
    Total expenses (before waivers and fees paid
     indirectly)............................................     37,015               724                47,868
  Less: Expenses waivers and fees paid indirectly
    Advisory fee waiver.....................................       (558)              (80)                   --
    Commissions recaptured..................................       (468)               --                (2,122)
    Custodian offsets.......................................         (6)               --                    (8)
                                                              ---------           -------           -----------
    Total expenses, net.....................................     35,983               644                45,738
                                                              ---------           -------           -----------
  Net investment income (loss)..............................     99,423               321                50,803
                                                              ---------           -------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................    289,925             2,346               929,481
  Net realized gain (loss) on futures contracts.............      4,769                --                    --
  Net realized gain (loss) on forward foreign bonds.........         --                --                    --
  Net realized gain (loss) on forward foreign currency
    contracts...............................................       (885)               (5)               (1,043)
  Net realized gain (loss) on foreign currency
    transactions............................................      1,085                (2)                 (314)
  Net realized gain (loss) on option contracts..............         --                --                    --
  Net unrealized appreciation (depreciation) on
    securities..............................................   (332,822)           (5,729)           (1,120,758)
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................     (1,324)               --                    --
  Net unrealized appreciation (depreciation) on forward
    foreign bonds...........................................         --                --                    --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................        (25)               --                    36
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...         43                --                  (428)
  Net unrealized appreciation (depreciation) on option
    contracts...............................................         --                --                    --
                                                              ---------           -------           -----------
  Net realized and unrealized gain (loss) on investments....    (39,234)           (3,390)             (193,026)
                                                              ---------           -------           -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................  $  60,189           $(3,069)          $  (142,223)
                                                              =========           =======           ===========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      HARTFORD                                              HARTFORD                                HARTFORD
       CAPITAL           HARTFORD           HARTFORD         GROWTH        HARTFORD    HARTFORD   INTERNATIONAL
    OPPORTUNITIES   DISCIPLINED EQUITY   GLOBAL LEADERS   OPPORTUNITIES   HIGH YIELD    INDEX     OPPORTUNITIES
      HLS FUND           HLS FUND           HLS FUND        HLS FUND       HLS FUND    HLS FUND     HLS FUND
    -------------   ------------------   --------------   -------------   ----------   --------   -------------
       $    85           $  9,211          $  11,096        $  3,907       $     11    $19,029      $  18,279
             1                527                229             229         26,927        213            465
            --                 29                461             543            205         91            742
             2                179                 --             863            500          8             --
            (1)                --             (1,027)            (49)            --         --         (2,343)
       -------           --------          ---------        --------       --------    --------     ---------
            87              9,946             10,759           5,493         27,643     19,341         17,143
       -------           --------          ---------        --------       --------    --------     ---------
            64              2,707              2,986           2,830          2,027      2,042          3,212
            --              1,070              1,201              --            775      2,100          1,307
            --                107                120              --             77        210            131
            --                  8                  9               7              6         18             10
             2                  7                197              32             13         24            369
            --                366                332             149            372        313            325
             1                 95                113             102             77        181            111
       -------           --------          ---------        --------       --------    --------     ---------
            67              4,360              4,958           3,120          3,347      4,888          5,465
           (14)                --                 --              --             --         --             --
            --                (99)              (946)           (382)            --         --           (600)
            --                 --                 --             (19)            --         (2)            (1)
       -------           --------          ---------        --------       --------    --------     ---------
            53              4,261              4,012           2,719          3,347      4,886          4,864
       -------           --------          ---------        --------       --------    --------     ---------
            34              5,685              6,747           2,774         24,296     14,455         12,279
       -------           --------          ---------        --------       --------    --------     ---------
           442             25,863             23,304          34,363          4,092     53,398         98,618
            --               (612)                --              --           (589)      (270)            --
            --                 --                 --              --             --         --             --
            --                 --               (189)            320            215         --            259
            --                 --               (147)           (295)          (449)        --           (726)
            --                 --                 --              --             --         --             --
        (1,141)           (16,445)          (120,354)        (23,822)       (25,411)   (90,833)      (119,395)
            --               (565)                --              --            (83)      (418)            --
            --                 --                 --              --             --         --             --
            --                 --                 (2)             --            190         --          1,562
            --                 --                (42)              2           (124)        --            (23)
            --                 --                 --              --             --         --             --
       -------           --------          ---------        --------       --------    --------     ---------
          (699)             8,241            (97,430)         10,568        (22,159)   (38,123)       (19,705)
       -------           --------          ---------        --------       --------    --------     ---------
       $  (665)          $ 13,926          $ (90,683)       $ 13,342       $  2,137    $(23,668)    $  (7,426)
       =======           ========          =========        ========       ========    ========     =========

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                HARTFORD
                                                              INTERNATIONAL         HARTFORD            HARTFORD
                                                                  STOCK          LARGECAP GROWTH      MIDCAP STOCK
                                                                HLS FUND            HLS FUND            HLS FUND
                                                              -------------      ---------------      ------------
INVESTMENT INCOME:
  Dividends.................................................     $ 1,960             $   412            $    90
  Interest..................................................           9                   4                 13
  Securities lending........................................          41                  --                  3
  Miscellaneous.............................................          --                  --                 --
  Less: Foreign tax withheld................................        (259)                 (5)                --
                                                                 -------             -------            -------
    Total investment income (loss)..........................       1,751                 411                106
                                                                 -------             -------            -------
EXPENSES:
  Investment advisory fees..................................         396                 302                251
  Administrative services fees..............................          --                  --                 --
  Accounting services.......................................          --                  --                 --
  Board of Directors fees...................................           1                  --                 --
  Custodian fees, gross.....................................          34                   3                  4
  Distribution fees -- Class IB.............................          --                  --                 --
  Other expenses............................................           8                  24                 40
                                                                 -------             -------            -------
    Total expenses (before waivers and fees paid
     indirectly)............................................         439                 329                295
  Less: waivers and fees paid indirectly
    Advisory fee waiver.....................................          --                 (34)               (56)
    Commissions recaptured..................................          --                  --                 --
    Custodian offsets.......................................          --                  (1)                --
                                                                 -------             -------            -------
    Total expenses, net.....................................         439                 294                239
                                                                 -------             -------            -------
  Net investment income (loss)..............................       1,312                 117               (133)
                                                                 -------             -------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................       4,125               1,558                268
  Net realized gain (loss) on futures contracts.............          --                  --                 --
  Net realized gain (loss) on forward foreign bonds.........          --                  --                 --
  Net realized gain (loss) on forward foreign currency
    contracts...............................................         (58)                 --                 --
  Net realized gain (loss) on foreign currency
    transactions............................................          25                   1                  4
  Net realized gain (loss) on option contracts..............          --                  --                 --
  Net unrealized appreciation (depreciation) on
    securities..............................................      (8,042)             (4,338)            (1,642)
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................          --                  --                 --
  Net unrealized appreciation (depreciation) on forward
    foreign bonds...........................................          --                  --                 --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................          --                  --                 --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...         (16)                 --                 --
  Net unrealized appreciation (depreciation) on option
    contracts...............................................          --                  --                 --
                                                                 -------             -------            -------
  Net realized and unrealized gain (loss) on investments....      (3,966)             (2,779)            (1,370)
                                                                 -------             -------            -------
  Net increase (decrease) in net assets resulting from
    operations..............................................     $(2,654)            $(2,662)           $(1,503)
                                                                 =======             =======            =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                         HARTFORD         HARTFORD
      HARTFORD        HARTFORD          HARTFORD      HARTFORD        HARTFORD        U.S. GOVERNMENT       VALUE
    MONEY MARKET   SMALLCAP GROWTH   SMALLCAP VALUE     STOCK     TOTAL RETURN BOND     SECURITIES      OPPORTUNITIES
      HLS FUND          FUND            HLS FUND      HLS FUND        HLS FUND           HLS FUND         HLS FUND
    ------------   ---------------   --------------   ---------   -----------------   ---------------   -------------
      $    --         $  2,425          $    764      $ 51,410        $     89            $    --          $ 3,893
       22,433              341               251         1,786          77,950             15,904              124
           --              199                --            92             498                112               67
           --              166                 7             1             193                 34                6
           --               (3)               --          (395)             --                 --             (165)
      -------         --------          --------      ---------       --------            -------          -------
       22,433            3,128             1,022        52,894          78,730             16,050            3,925
      -------         --------          --------      ---------       --------            -------          -------
        2,021            2,278               473         7,758           4,647              1,850            1,250
        1,617               --                --         6,033           3,544                 --               --
          162               --                --           603             354                 --               --
           14                5                 1            51              28                  6                3
            3                7                 7             8              60                  5               21
          325              265                --           896           1,287                389              129
          149               65                18           521             302                 82               33
      -------         --------          --------      ---------       --------            -------          -------
        4,291            2,620               499        15,870          10,222              2,332            1,436
           --               --                --            --              --                 --               --
           --              (20)               --          (333)             --                 --              (21)
           (2)              --                (1)           (1)            (31)                (3)              (1)
      -------         --------          --------      ---------       --------            -------          -------
        4,289            2,600               498        15,536          10,191              2,329            1,414
      -------         --------          --------      ---------       --------            -------          -------
       18,144              528               524        37,358          68,539             13,721            2,511
      -------         --------          --------      ---------       --------            -------          -------
           --           44,628             4,875       195,925          28,978             (1,685)          16,266
           --              (48)               --            --             482                 --               --
           --               --                --            --            (889)                --               --
           --               --                --          (842)           (199)                --              (53)
           --               --                --         1,003          (1,212)                --               32
           --              138                --            --             (74)                --               --
           --          (21,157)           (2,807)     (256,669)        (34,062)              (240)          (9,723)
           --              216                --          (737)             --                 --               --
           --               --                --            --              --                 --               --
           --               --                --           (21)         26,945                 --               (6)
           --               --                --            35            (351)                --               11
           --               --                --            --              --                 --               --
      -------         --------          --------      ---------       --------            -------          -------
           --           23,777             2,068       (61,306)         19,618             (1,925)           6,527
      -------         --------          --------      ---------       --------            -------          -------
      $18,144         $ 24,305          $  2,592      $(23,948)       $ 88,157            $11,796          $ 9,038
      =======         ========          ========      =========       ========            =======          =======

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         HARTFORD ADVISERS HLS FUND
                                                              ------------------------------------------------
                                                                     FOR THE
                                                              SIX MONTH PERIOD ENDED              FOR THE
                                                                  JUNE 30, 2005                 YEAR ENDED
                                                                   (UNAUDITED)               DECEMBER 31, 2004
                                                              ----------------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................       $    99,423                  $   241,757
  Net realized gain (loss) on investments...................           294,894                      385,409
  Net unrealized appreciation (depreciation) on
    investments.............................................          (334,128)                    (226,840)
                                                                   -----------                  -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................            60,189                      400,326
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................          (104,699)                    (202,407)
    Class IB................................................           (14,704)                     (26,369)
  From net realized gain on investments
    Class IA................................................                --                           --
    Class IB................................................                --                           --
                                                                   -----------                  -----------
  Total distributions.......................................          (119,403)                    (228,776)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................           113,129                      684,089
    Issued in merger........................................                --                           --
    Issued on reinvestment of distributions.................           104,699                      202,407
    Redeemed................................................        (1,109,239)                  (1,694,597)
                                                                   -----------                  -----------
  Total cost of shares......................................          (891,411)                    (808,101)
  Class IB
    Sold....................................................            40,132                      296,277
    Issued on reinvestment of distributions.................            14,704                       26,369
    Redeemed................................................          (128,251)                    (146,492)
                                                                   -----------                  -----------
  Total cost of shares......................................           (73,415)                     176,154
                                                                   -----------                  -----------
  Net increase (decrease) from capital share transactions...          (964,826)                    (631,947)
                                                                   -----------                  -----------
  Net increase (decrease) in net assets.....................        (1,024,040)                    (460,397)
NET ASSETS:
  Beginning of period.......................................        11,161,693                   11,622,090
                                                                   -----------                  -----------
  End of period.............................................       $10,137,653                  $11,161,693
                                                                   ===========                  ===========
  Accumulated undistributed net investment income (loss)....       $    99,459                  $   119,439
                                                                   ===========                  ===========
SHARES:
  Class IA
    Sold....................................................             4,942                       30,227
    Issued in merger........................................                --                           --
    Issued on reinvestment of distributions.................             4,510                        8,863
    Redeemed................................................           (48,419)                     (75,051)
                                                                   -----------                  -----------
  Total shares..............................................           (38,967)                     (35,961)
                                                                   -----------                  -----------
  Class IB
    Sold....................................................             1,744                       13,009
    Issued on reinvestment of distributions.................               630                        1,148
    Redeemed................................................            (5,571)                      (6,454)
                                                                   -----------                  -----------
  Total shares..............................................            (3,197)                       7,703
                                                                   -----------                  -----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                              HARTFORD CAPITAL
        HARTFORD BLUE CHIP STOCK HLS FUND                  APPRECIATION HLS FUND
    ------------------------------------------   ------------------------------------------
           FOR THE                                      FOR THE
    SIX MONTH PERIOD ENDED        FOR THE        SIX MONTH PERIOD ENDED        FOR THE
        JUNE 30, 2005           YEAR ENDED           JUNE 30, 2005           YEAR ENDED
         (UNAUDITED)         DECEMBER 31, 2004        (UNAUDITED)         DECEMBER 31, 2004
    ----------------------   -----------------   ----------------------   -----------------
           $    321              $    974             $    50,803            $    83,808
              2,339                 6,797                 928,124              1,594,708
             (5,729)                6,722              (1,121,150)               430,300
           --------              --------             -----------            -----------
             (3,069)               14,493                (142,223)             2,108,816
               (859)                 (344)                (31,506)               (33,253)
                 --                    --                  (5,392)                (4,962)
                 --                    --                (261,243)                    --
                 --                    --                 (64,518)                    --
           --------              --------             -----------            -----------
               (859)                 (344)               (362,659)               (38,215)
              1,551                 4,104                 453,876              1,880,828
                 --                    --                      --                     --
                859                   344                 292,749                 33,253
            (15,048)              (27,425)               (853,025)            (1,777,088)
           --------              --------             -----------            -----------
            (12,638)              (22,977)               (106,400)               136,993
                                                          199,219                708,826
                                                           69,910                  4,962
                                                         (163,301)              (155,787)
                                                      -----------            -----------
                                                          105,828                558,001
                                                      -----------            -----------
            (12,638)              (22,977)                   (572)               694,994
           --------              --------             -----------            -----------
            (16,566)               (8,828)               (505,454)             2,765,595
            173,702               182,530              13,257,743             10,492,148
           --------              --------             -----------            -----------
           $157,136              $173,702             $12,752,289            $13,257,743
           ========              ========             ===========            ===========
           $    322              $    860             $    44,597            $    30,692
           ========              ========             ===========            ===========
                 90                   246                   8,668                 39,789
                 --                    --                      --                     --
                 49                    21                   5,643                    646
               (874)               (1,651)                (16,386)               (37,673)
           --------              --------             -----------            -----------
               (735)               (1,384)                 (2,075)                 2,762
           --------              --------             -----------            -----------
                                                            3,863                 15,087
                                                            1,354                     97
                                                           (3,161)                (3,353)
                                                      -----------            -----------
                                                            2,056                 11,831
                                                      -----------            -----------

                  HARTFORD CAPITAL
               OPPORTUNITIES HLS FUND
     ------------------------------------------
            FOR THE
     SIX MONTH PERIOD ENDED        FOR THE
         JUNE 30, 2005           YEAR ENDED
          (UNAUDITED)         DECEMBER 31, 2004
     ----------------------   -----------------
            $    34                $    61
                442                  2,155
             (1,141)                  (747)
            -------                -------
               (665)                 1,469
                 --                    (61)
                 --                     --
                 --                     --
                 --                     --
            -------                -------
                 --                    (61)
                563                  1,251
                 --                     --
                 --                     61
             (1,311)                (5,134)
            -------                -------
               (748)                (3,822)
               (748)                (3,822)
            -------                -------
             (1,413)                (2,414)
             15,380                 17,794
            -------                -------
            $13,967                $15,380
            =======                =======
            $    34                $    --
            =======                =======
                 83                    191
                 --                     --
                 --                      9
               (193)                  (780)
            -------                -------
               (110)                  (580)
            -------                -------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                            HARTFORD DISCIPLINED
                                                                              EQUITY HLS FUND
                                                              ------------------------------------------------
                                                                     FOR THE
                                                              SIX MONTH PERIOD ENDED              FOR THE
                                                                  JUNE 30, 2005                 YEAR ENDED
                                                                   (UNAUDITED)               DECEMBER 31, 2004
                                                              ----------------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................        $    5,685                  $   13,344
  Net realized gain (loss) on investments...................            25,251                      45,382
  Net unrealized appreciation (depreciation) on
    investments.............................................           (17,010)                     19,389
                                                                    ----------                  ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................            13,926                      78,115
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................            (2,443)                     (8,044)
    Class IB................................................              (832)                     (2,377)
  From net realized gain on investments
    Class IA................................................                --                          --
    Class IB................................................                --                          --
                                                                    ----------                  ----------
  Total distributions.......................................            (3,275)                    (10,421)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................           156,841                     255,836
    Issued in merger........................................                --                          --
    Issued on reinvestment of distributions.................             2,443                       8,044
    Redeemed................................................          (100,856)                   (229,501)
                                                                    ----------                  ----------
  Total cost of shares......................................            58,428                      34,379
  Class IB
    Sold....................................................            61,182                     118,213
    Issued on reinvestment of distributions.................               832                       2,377
    Redeemed................................................           (12,697)                    (23,252)
                                                                    ----------                  ----------
  Total cost of shares......................................            49,317                      97,338
                                                                    ----------                  ----------
  Net increase (decrease) from capital share transactions...           107,745                     131,717
                                                                    ----------                  ----------
  Net increase (decrease) in net assets.....................           118,396                     199,411
NET ASSETS:
  Beginning of period.......................................         1,041,109                     841,698
                                                                    ----------                  ----------
  End of period.............................................        $1,159,505                  $1,041,109
                                                                    ==========                  ==========
  Accumulated undistributed net investment income (loss)....        $    5,705                  $    3,295
                                                                    ==========                  ==========
SHARES:
  Class IA
    Sold....................................................            13,103                      22,630
    Issued in merger........................................                --                          --
    Issued on reinvestment of distributions.................               199                         676
    Redeemed................................................            (8,422)                    (20,373)
                                                                    ----------                  ----------
  Total shares..............................................             4,880                       2,933
                                                                    ----------                  ----------
  Class IB
    Sold....................................................             5,192                      10,515
    Issued on reinvestment of distributions.................                68                         201
    Redeemed................................................            (1,076)                     (2,068)
                                                                    ----------                  ----------
  Total shares..............................................             4,184                       8,648
                                                                    ----------                  ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                              HARTFORD GROWTH
         HARTFORD GLOBAL LEADERS HLS FUND                  OPPORTUNITIES HLS FUND
    ------------------------------------------   ------------------------------------------
           FOR THE                                      FOR THE
    SIX MONTH PERIOD ENDED        FOR THE        SIX MONTH PERIOD ENDED        FOR THE
        JUNE 30, 2005           YEAR ENDED           JUNE 30, 2005           YEAR ENDED
         (UNAUDITED)         DECEMBER 31, 2004        (UNAUDITED)         DECEMBER 31, 2004
    ----------------------   -----------------   ----------------------   -----------------
          $    6,747            $    8,163             $   2,774              $  1,680
              22,968               111,649                34,388               106,241
            (120,398)               68,530               (23,820)               27,679
          ----------            ----------             ---------              --------
             (90,683)              188,342                13,342               135,600
              (2,544)               (4,835)                   --                    --
                (520)                 (891)                   --                    --
                  --                    --                    --                    --
                  --                    --                    --                    --
          ----------            ----------             ---------              --------
              (3,064)               (5,726)                   --                    --
              55,216               262,835               118,371               421,995
                  --                    --                    --                    --
               2,544                 4,835                    --                    --
             (63,858)             (138,832)             (120,526)             (391,985)
          ----------            ----------             ---------              --------
              (6,098)              128,838                (2,155)               30,010
              36,927               127,774                36,795                54,517
                 520                   891                    --                    --
             (19,640)              (19,431)              (14,031)              (15,143)
          ----------            ----------             ---------              --------
              17,807               109,234                22,764                39,374
          ----------            ----------             ---------              --------
              11,709               238,072                20,609                69,384
          ----------            ----------             ---------              --------
             (82,038)              420,688                33,951               204,984
           1,278,052               857,364               961,570               756,586
          ----------            ----------             ---------              --------
          $1,196,014            $1,278,052             $ 995,521              $961,570
          ==========            ==========             =========              ========
          $    6,939            $    3,256             $   2,739              $    (35)
          ==========            ==========             =========              ========
               3,196                15,751                 4,471                16,878
                  --                    --                    --                    --
                 146                   271                    --                    --
              (3,728)               (8,335)               (4,543)              (15,719)
          ----------            ----------             ---------              --------
                (386)                7,687                   (72)                1,159
          ----------            ----------             ---------              --------
               2,156                 7,696                 1,396                 2,196
                  30                    50                    --                    --
              (1,150)               (1,194)                 (533)                 (624)
          ----------            ----------             ---------              --------
               1,036                 6,552                   863                 1,572
          ----------            ----------             ---------              --------


            HARTFORD HIGH YIELD HLS FUND
     ------------------------------------------
            FOR THE
     SIX MONTH PERIOD ENDED        FOR THE
         JUNE 30, 2005           YEAR ENDED
          (UNAUDITED)         DECEMBER 31, 2004
     ----------------------   -----------------
            $ 24,296             $    47,255
               3,269                  17,662
             (25,428)                 (8,944)
            --------             -----------
               2,137                  55,973
             (30,128)                (21,904)
             (18,501)                (13,421)
                  --                      --
                  --                      --
            --------             -----------
             (48,629)                (35,325)
             629,730               1,380,503
                  --                      --
              30,128                  21,904
            (653,773)             (1,378,701)
            --------             -----------
               6,085                  23,706
              38,480                 121,952
              18,501                  13,421
             (55,278)                (92,033)
            --------             -----------
               1,703                  43,340
            --------             -----------
               7,788                  67,046
            --------             -----------
             (38,704)                 87,694
             828,553                 740,859
            --------             -----------
            $789,849             $   828,553
            ========             ===========
            $ 24,296             $    48,629
            ========             ===========
              62,126                 138,832
                  --                      --
               3,143                   2,310
             (64,196)               (138,438)
            --------             -----------
               1,073                   2,704
            --------             -----------
               3,824                  12,288
               1,947                   1,427
              (5,514)                 (9,267)
            --------             -----------
                 257                   4,448
            --------             -----------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                          HARTFORD INDEX HLS FUND
                                                              ------------------------------------------------
                                                                     FOR THE
                                                              SIX MONTH PERIOD ENDED              FOR THE
                                                                  JUNE 30, 2005                 YEAR ENDED
                                                                   (UNAUDITED)               DECEMBER 31, 2004
                                                              ----------------------         -----------------
OPERATIONS:
  Net Investment income (loss)..............................        $   14,455                  $   34,210
  Net realized gain (loss) on investments...................            53,128                      62,083
  Net unrealized appreciation (depreciation) on
    investments.............................................           (91,251)                    115,680
                                                                    ----------                  ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................           (23,668)                    211,973
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................            (7,874)                    (24,079)
    Class IB................................................              (967)                     (2,641)
  From net realized gain on investments
    Class IA................................................           (56,659)                     (6,629)
    Class IB................................................            (8,074)                       (777)
                                                                    ----------                  ----------
  Total distributions.......................................           (73,574)                    (34,126)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................            78,988                     476,774
    Issued in merger........................................                --                          --
    Issued on reinvestment of distributions.................            64,533                      30,708
    Redeemed................................................          (226,771)                   (627,054)
                                                                    ----------                  ----------
  Total cost of shares......................................           (83,250)                   (119,572)
  Class IB
    Sold....................................................            34,455                      82,627
    Issued on reinvestment of distributions.................             9,041                       3,418
    Redeemed................................................           (28,811)                    (48,281)
                                                                    ----------                  ----------
  Total cost of shares......................................            14,685                      37,764
                                                                    ----------                  ----------
  Net increase (decrease) from capital share transactions...           (68,565)                    (81,808)
                                                                    ----------                  ----------
  Net increase (decrease) in net assets.....................          (165,807)                     96,039
NET ASSETS:
  Beginning of period.......................................         2,226,429                   2,130,390
                                                                    ----------                  ----------
  End of period.............................................        $2,060,622                  $2,226,429
                                                                    ==========                  ==========
  Accumulated undistributed net investment income (loss)....        $   14,456                  $    8,842
                                                                    ==========                  ==========
SHARES:
  Class IA
    Sold....................................................             2,489                      15,779
    Issued in merger........................................                --                          --
    Issued on reinvestment of distributions.................             2,062                         974
    Redeemed................................................            (7,169)                    (20,765)
                                                                    ----------                  ----------
  Total shares..............................................            (2,618)                     (4,012)
                                                                    ----------                  ----------
  Class IB
    Sold....................................................             1,098                       2,756
    Issued on reinvestment of distributions.................               290                         109
    Redeemed................................................              (917)                     (1,609)
                                                                    ----------                  ----------
  Total shares..............................................               471                       1,256
                                                                    ----------                  ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

              HARTFORD INTERNATIONAL                       HARTFORD INTERNATIONAL
              OPPORTUNITIES HLS FUND                           STOCK HLS FUND
    ------------------------------------------   ------------------------------------------
           FOR THE                                      FOR THE
    SIX MONTH PERIOD ENDED        FOR THE        SIX MONTH PERIOD ENDED        FOR THE
        JUNE 30, 2005           YEAR ENDED           JUNE 30, 2005           YEAR ENDED
         (UNAUDITED)         DECEMBER 31, 2004        (UNAUDITED)         DECEMBER 31, 2004
    ----------------------   -----------------   ----------------------   -----------------
          $   12,279            $   11,554              $ 1,312               $  1,369
              98,151               131,534                4,092                 11,277
            (117,856)               47,864               (8,058)                   547
          ----------            ----------              -------               --------
              (7,426)              190,952               (2,654)                13,193
                  --                (6,901)              (1,248)                  (281)
                  --                (1,242)                  --                     --
                  --                    --                   --                     --
                  --                    --                   --                     --
          ----------            ----------              -------               --------
                  --                (8,143)              (1,248)                  (281)
             114,064               284,129                2,630                  2,211
                  --                    --                   --                     --
                  --                 6,901                1,248                    281
             (92,667)             (211,327)              (5,334)               (13,717)
          ----------            ----------              -------               --------
              21,397                79,703               (1,456)               (11,225)
              58,918               172,461
                  --                 1,242
             (37,928)              (33,585)
          ----------            ----------
              20,990               140,118
          ----------            ----------
              42,387               219,821               (1,456)               (11,225)
          ----------            ----------              -------               --------
              34,961               402,630               (5,358)                 1,687
           1,302,636               900,006               96,582                 94,895
          ----------            ----------              -------               --------
          $1,337,597            $1,302,636              $91,224               $ 96,582
          ==========            ==========              =======               ========
          $   12,221            $      (58)             $ 1,312               $  1,248
          ==========            ==========              =======               ========
               9,730                26,993                  196                    183
                  --                    --                   --                     --
                  --                   605                   94                     23
              (7,912)              (20,108)                (397)                (1,124)
          ----------            ----------              -------               --------
               1,818                 7,490                 (107)                  (918)
          ----------            ----------              -------               --------
               5,042                16,398
                  --                   109
              (3,275)               (3,110)
          ----------            ----------
               1,767                13,397
          ----------            ----------

              HARTFORD LARGECAP GROWTH
                      HLS FUND
     ------------------------------------------
            FOR THE
     SIX MONTH PERIOD ENDED        FOR THE
         JUNE 30, 2005           YEAR ENDED
          (UNAUDITED)         DECEMBER 31, 2004
     ----------------------   -----------------
            $   117                $   413
              1,559                  1,653
             (4,338)                 4,354
            -------                -------
             (2,662)                 6,420
               (395)                   (27)
                 --                     --
                 --                     --
                 --                     --
            -------                -------
               (395)                   (27)
             22,597                  4,337
                 --                     --
                395                     27
             (8,837)                (9,661)
            -------                -------
             14,155                 (5,297)
             14,155                 (5,297)
            -------                -------
             11,098                  1,096
             59,766                 58,670
            -------                -------
            $70,864                $59,766
            =======                =======
            $   118                $   396
            =======                =======
              2,389                    487
                 --                     --
                 42                      3
               (952)                (1,080)
            -------                -------
              1,479                   (590)
            -------                -------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                        HARTFORD MIDCAP STOCK HLS FUND
                                                              ---------------------------------------------------
                                                                       FOR THE
                                                               SIX MONTH PERIOD ENDED                FOR THE
                                                                    JUNE 30, 2005                  YEAR ENDED
                                                                     (UNAUDITED)                DECEMBER 31, 2004
                                                              -------------------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................           $  (133)                      $     7
  Net realized gain (loss) on investments...................               272                        12,250
  Net unrealized appreciation (depreciation) on
    investments.............................................            (1,642)                       (5,383)
                                                                       -------                       -------
  Net increase (decrease) in net assets resulting from
    operations..............................................            (1,503)                        6,874
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................                (8)                          (75)
    Class IB................................................                --                            --
  From net realized gain on investments
    Class IA................................................            (6,107)                           --
    Class IB................................................                --                            --
                                                                       -------                       -------
  Total distributions.......................................            (6,115)                          (75)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................             1,844                         5,054
    Issued in merger........................................                --                            --
    Issued on reinvestment of distributions.................             6,115                            75
    Redeemed................................................            (4,743)                       (8,483)
                                                                       -------                       -------
  Total cost of shares......................................             3,216                        (3,354)
  Class IB
    Sold....................................................
    Issued on reinvestment of distributions.................
    Redeemed................................................
                                                                       -------                       -------
  Total cost of shares......................................
                                                                       -------                       -------
  Net increase (decrease) from capital share transactions...             3,216                        (3,354)
                                                                       -------                       -------
  Net increase (decrease) in net assets.....................            (4,402)                        3,445
NET ASSETS:
  Beginning of period.......................................            59,730                        56,285
                                                                       -------                       -------
  End of period.............................................           $55,328                       $59,730
                                                                       =======                       =======
  Accumulated undistributed net investment income (loss)....           $  (134)                      $     7
                                                                       =======                       =======
SHARES:
  Class IA
    Sold....................................................               152                           439
    Issued in merger........................................                --                            --
    Issued on reinvestment of distributions.................               547                             7
    Redeemed................................................              (392)                         (738)
                                                                       -------                       -------
  Total shares..............................................               307                          (292)
                                                                       -------                       -------
  Class IB
    Sold....................................................
    Issued on reinvestment of distributions.................
    Redeemed................................................
  Total shares..............................................

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

           HARTFORD MONEY MARKET HLS FUND                   HARTFORD SMALLCAP GROWTH FUND
    ---------------------------------------------   ---------------------------------------------
             FOR THE                                         FOR THE
     SIX MONTH PERIOD ENDED          FOR THE         SIX MONTH PERIOD ENDED          FOR THE
          JUNE 30, 2005            YEAR ENDED             JUNE 30, 2005            YEAR ENDED
           (UNAUDITED)          DECEMBER 31, 2004          (UNAUDITED)          DECEMBER 31, 2004
    -------------------------   -----------------   -------------------------   -----------------
           $    18,144             $    15,755              $     528               $   1,133
                    --                      --                 44,718                  49,987
                    --                      --                (20,941)                 35,190
           -----------             -----------              ---------               ---------
                18,144                  15,755                 24,305                  86,310
               (15,496)                (13,838)                   (28)                     --
                (2,648)                 (1,917)                    --                      --
                    --                      --                     --                      --
                    --                      --                     --                      --
           -----------             -----------              ---------               ---------
               (18,144)                (15,755)                   (28)                     --
             2,565,721               4,564,702                329,469                 583,029
                    --                      --                     --                      --
                15,496                  13,838                     28                      --
            (2,550,952)             (4,893,454)              (238,891)               (489,362)
           -----------             -----------              ---------               ---------
                30,265                (314,914)                90,606                  93,667
               124,274                 323,333                 53,195                 128,230
                 2,648                   1,917                     --                      --
              (115,721)               (313,372)               (14,745)                (23,873)
           -----------             -----------              ---------               ---------
                11,201                  11,878                 38,450                 104,357
           -----------             -----------              ---------               ---------
                41,466                (303,036)               129,056                 198,024
           -----------             -----------              ---------               ---------
                41,466                (303,036)               153,333                 284,334
             1,547,333               1,850,369                705,306                 420,972
           -----------             -----------              ---------               ---------
           $ 1,588,799             $ 1,547,333              $ 858,639               $ 705,306
           ===========             ===========              =========               =========
           $        --             $        --              $     524               $      24
           ===========             ===========              =========               =========
             2,565,721               4,564,702                 16,758                  31,525
                    --                      --                     --                      --
                15,496                  13,838                      1                      --
            (2,550,952)             (4,893,454)               (12,167)                (26,398)
           -----------             -----------              ---------               ---------
                30,265                (314,914)                 4,592                   5,127
           -----------             -----------              ---------               ---------
               124,274                 323,333                  2,707                   7,046
                 2,648                   1,917                     --                      --
              (115,721)               (313,372)                  (754)                 (1,322)
           -----------             -----------              ---------               ---------
                11,201                  11,878                  1,953                   5,724
           -----------             -----------              ---------               ---------

           HARTFORD SMALLCAP VALUE HLS FUND
     ---------------------------------------------
              FOR THE
      SIX MONTH PERIOD ENDED          FOR THE
           JUNE 30, 2005            YEAR ENDED
            (UNAUDITED)          DECEMBER 31, 2004
     -------------------------   -----------------
             $    524                $    864
                4,875                  14,676
               (2,807)                 (1,393)
             --------                --------
                2,592                  14,147
                 (636)                   (702)
                   --                      --
              (14,820)                 (1,027)
                  (11)                     --
             --------                --------
              (15,467)                 (1,729)
                6,702                  13,064
                   --                      --
               15,457                   1,728
              (12,905)                (18,501)
             --------                --------
                9,254                  (3,709)
                   52                      69
                   12                      --
                   (1)                    (40)
             --------                --------
                   63                      29
             --------                --------
                9,317                  (3,680)
             --------                --------
               (3,558)                  8,738
              114,328                 105,590
             --------                --------
             $110,770                $114,328
             ========                ========
             $    525                $    637
             ========                ========
                  409                     845
                   --                      --
                1,046                     113
                 (791)                 (1,207)
             --------                --------
                  664                    (249)
             --------                --------
                    3                       5
                    1                      --
                   --                      (3)
             --------                --------
                    4                       2
             --------                --------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                          HARTFORD STOCK HLS FUND
                                                              ------------------------------------------------
                                                                     FOR THE
                                                              SIX MONTH PERIOD ENDED              FOR THE
                                                                  JUNE 30, 2005                 YEAR ENDED
                                                                   (UNAUDITED)               DECEMBER 31, 2004
                                                              ----------------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................        $   37,358                  $   101,547
  Net realized gain (loss) on investments...................           196,086                      194,551
  Net unrealized appreciation (depreciation) on
    investments.............................................          (257,392)                     (45,078)
                                                                    ----------                  -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................           (23,948)                     251,020
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................           (31,657)                     (60,715)
    Class IB................................................            (3,898)                      (6,588)
  From net realized gain on investments
    Class IA................................................                --                           --
    Class IB................................................                --                           --
                                                                    ----------                  -----------
  Total distributions.......................................           (35,555)                     (67,303)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................           152,608                      853,221
    Issued in merger........................................                --                           --
    Issued on reinvestment of distributions.................            31,657                       60,715
    Redeemed................................................          (628,546)                  (1,433,790)
                                                                    ----------                  -----------
  Total cost of shares......................................          (444,281)                    (519,854)
  Class IB
    Sold....................................................            70,419                      210,310
    Issued on reinvestment of distributions.................             3,898                        6,588
    Redeemed................................................           (54,728)                     (82,179)
                                                                    ----------                  -----------
  Total cost of shares......................................            19,589                      134,719
                                                                    ----------                  -----------
  Net increase (decrease) from capital share transactions...          (424,692)                    (385,135)
                                                                    ----------                  -----------
  Net increase (decrease) in net assets.....................          (484,195)                    (201,418)
NET ASSETS:
  Beginning of period.......................................         6,376,236                    6,577,654
                                                                    ----------                  -----------
  End of period.............................................        $5,892,041                  $ 6,376,236
                                                                    ==========                  ===========
  Accumulated undistributed net investment income (loss)....        $   37,395                  $    35,592
                                                                    ==========                  ===========
SHARES:
  Class IA
    Sold....................................................             3,376                       19,205
    Issued in merger........................................                --                           --
    Issued on reinvestment of distributions.................               686                        1,335
    Redeemed................................................           (13,901)                     (32,363)
                                                                    ----------                  -----------
  Total shares..............................................            (9,839)                     (11,823)
                                                                    ----------                  -----------
  Class IB
    Sold....................................................             1,563                        4,764
    Issued on reinvestment of distributions.................                85                          145
    Redeemed................................................            (1,214)                      (1,866)
                                                                    ----------                  -----------
  Total shares..............................................               434                        3,043
                                                                    ----------                  -----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

            HARTFORD TOTAL RETURN BOND              HARTFORD U.S. GOVERNMENT SECURITIES
                     HLS FUND                                     HLS FUND
    ------------------------------------------   ------------------------------------------
           FOR THE                                      FOR THE
    SIX MONTH PERIOD ENDED        FOR THE        SIX MONTH PERIOD ENDED        FOR THE
        JUNE 30, 2005           YEAR ENDED           JUNE 30, 2005           YEAR ENDED
         (UNAUDITED)         DECEMBER 31, 2004        (UNAUDITED)         DECEMBER 31, 2004
    ----------------------   -----------------   ----------------------   -----------------
          $   68,539            $   118,740            $  13,721              $  22,825
              27,086                 36,304               (1,685)                (1,447)
              (7,468)               (10,422)                (240)                (6,344)
          ----------            -----------            ---------              ---------
              88,157                144,622               11,796                 15,034
             (83,492)              (110,882)             (15,790)               (17,810)
             (32,469)               (39,050)              (8,805)                (9,028)
              (8,660)               (61,135)                  --                     --
              (3,592)               (22,321)                  --                     --
          ----------            -----------            ---------              ---------
            (128,213)              (233,388)             (24,595)               (26,838)
             825,545              1,208,367              353,563                747,117
                  --                 24,948                   --                     --
              92,152                172,018               15,790                 17,810
            (750,653)            (1,165,854)            (326,547)              (747,802)
          ----------            -----------            ---------              ---------
             167,044                239,479               42,806                 17,125
             120,691                350,617               47,226                117,121
              36,061                 61,371                8,805                  9,028
             (54,495)              (131,726)             (19,951)               (66,206)
          ----------            -----------            ---------              ---------
             102,257                280,262               36,080                 59,943
          ----------            -----------            ---------              ---------
             269,301                519,741               78,886                 77,068
          ----------            -----------            ---------              ---------
             229,245                430,975               66,087                 65,264
           3,498,086              3,067,111              818,530                753,266
          ----------            -----------            ---------              ---------
          $3,727,331            $ 3,498,086            $ 884,617              $ 818,530
          ==========            ===========            =========              =========
          $   79,134            $   126,556            $  13,719              $  24,593
          ==========            ===========            =========              =========
              68,748                 99,739               31,389                 65,709
                  --                  2,028                   --                     --
               7,809                 15,120                1,426                  1,627
             (62,556)               (96,269)             (29,007)               (65,736)
          ----------            -----------            ---------              ---------
              14,001                 20,618                3,808                  1,600
          ----------            -----------            ---------              ---------
              10,134                 29,155                4,215                 10,379
               3,076                  5,427                  798                    827
              (4,576)               (10,988)              (1,781)                (5,867)
          ----------            -----------            ---------              ---------
               8,634                 23,594                3,232                  5,339
          ----------            -----------            ---------              ---------

            HARTFORD VALUE OPPORTUNITIES
                      HLS FUND
     ------------------------------------------
            FOR THE
     SIX MONTH PERIOD ENDED        FOR THE
         JUNE 30, 2005           YEAR ENDED
          (UNAUDITED)         DECEMBER 31, 2004
     ----------------------   -----------------
           $   2,511              $  2,619
              16,245                27,376
              (9,718)               17,945
           ---------              --------
               9,038                47,940
              (1,909)                 (634)
                (661)                 (100)
              (8,272)                   --
              (3,381)                   --
           ---------              --------
             (14,223)                 (734)
             193,830               159,887
                  --                    --
              10,182                   634
            (110,900)              (94,563)
           ---------              --------
              93,112                65,958
              68,654                50,224
               4,042                   100
              (9,800)              (11,574)
           ---------              --------
              62,896                38,750
           ---------              --------
             156,008               104,708
           ---------              --------
             150,823               151,914
             341,365               189,451
           ---------              --------
           $ 492,188              $341,365
           =========              ========
           $   2,507              $  2,566
           =========              ========
              10,753                 9,779
                  --                    --
                 564                    40
              (6,130)               (5,763)
           ---------              --------
               5,187                 4,056
           ---------              --------
               3,855                 3,112
                 225                     6
                (556)                 (724)
           ---------              --------
               3,524                 2,394
           ---------              --------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 2005 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------
1.  ORGANIZATION:

    The Hartford HLS Funds serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("HLIC") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans.

    Hartford Series Fund, Inc. (comprised of twenty-six portfolios, ten are included in these financial statements; they are Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund) and Hartford HLS Series Fund II, Inc. (comprised of ten funds, each is included in these financial statements; they are Hartford Blue Chip Stock HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Stock HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford SmallCap Value HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund.). Each "Fund" or together the "Funds" are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies.

    Effective March 15, 2005, the name of Hartford Bond HLS Fund was changed to Hartford Total Return Bond HLS Fund.

    Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford SmallCap Value HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund, offer both Class IA and IB shares. The remainder of the funds offer Class IA shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended. Income and expenses, realized and unrealized capital gains and loses are allocated to each class of a Fund based on the ratio of the prior day's net assets.

    Indemnifications: Under the Funds' organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds' enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

    The Funds are available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and they are offered directly to certain qualified retirement plans ("Products"). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, the issuer of such variable annuity products, Hartford Life's ability to restrict transfers by certain owners of older variable annuity products is limited. In February 2005, Hartford Life agreed in principle with the Board of Directors of the Funds to indemnify the Funds for any material harm caused to the Funds from frequent trading by these contract owners. The specific terms of the indemnification have not been determined nor have any dollar amounts, relating to the indemnification, been recorded by the Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with accounting principles generally accepted in the investment company industry:

    a) Security Transactions -- Security transactions are recorded for on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) Security Valuation and Investment Income -- Equity securities are valued at the last sales price or official closing price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day, then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in net assets.

        Except for the Money Market Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund, uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the

--------------------------------------------------------------------------------

       funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

        Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund's assets, and investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and nondollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

        Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using prevailing exchange rates. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices.

        Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system in accordance with procedures established by the Funds' Boards of Directors.

        Investment income such as dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium, and discount is recorded on the accrual basis.

    c) Foreign Currency Transactions -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Fund's custodian or a third party bank in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

        Certain Funds, together with other investment management companies having investment advisory agreements with Wellington Management Company, LLP (Wellington), have an interest in joint repurchase agreements (totaling $1,128,050) dated 06/30/05 with Bank of America Corp., Deutsche Bank Securities, Inc., J.P. Morgan Chase & Co. and UBS Securities LLC due 07/01/05. These joint repurchase agreements are collateralized as follows:










        BROKER                      RATE    PRINCIPAL    COLLATERAL VALUE       SECURITY TYPE         COUPON RATE      MATURITY
        ------                      ----    ----------   ----------------   ----------------------   --------------   -----------
        Bank of America Corp. ....  3.43%   $  255,000      $  260,100      Federal National
                                                                            Mortgage Association              6.00%          2035
        Deutsche Bank Securities,
          Inc. ...................  3.40%      130,000         132,600      Federal Home Loan
                                                                            Mortgage Corp.            4.50% - 5.50%   2020 - 2034
                                                                            Federal National
                                                                            Mortgage Association      4.50% - 9.00%   2019 - 2034
        J.P. Morgan Chase &
          Co. ....................  3.43%      130,000         132,602      Federal National
                                                                            Mortgage Association      5.00% - 9.00%   2016 - 2035
        UBS Securities LLC........  3.45%      560,000         571,204      Federal Home Loan
                                                                            Mortgage Corp.           3.50% - 11.50%   2005 - 2035
                                                                            Federal National
                                                                            Mortgage Association     4.00% - 11.00%   2005 - 2034
        UBS Securities LLC........  2.93%       53,050          54,390      TIPS                              1.63%          2015
                                            ----------      ----------
                                            $1,128,050      $1,150,896
                                            ==========      ==========

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

        The maturity amounts are as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Advisers HLS Fund..................................  $122,772
        Hartford Capital Appreciation HLS Fund......................    50,200
        Hartford Disciplined Equity HLS Fund........................    44,250
        Hartford Global Leaders HLS Fund............................    11,087
        Hartford Growth Opportunities HLS Fund......................    28,341
        Hartford International Opportunities HLS Fund...............    53,090
        Hartford SmallCap Growth HLS Fund...........................    17,724
        Hartford Stock HLS Fund.....................................     3,473
        Hartford Value Opportunities HLS Fund.......................    20,037

        Certain Funds, together with other investment management companies having investment advisory agreements with Hartford Investment Management Company (Hartford Investment Management), a wholly owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), have an interest in joint repurchase agreements (totaling $969,069) dated 06/30/05 with BNP Paribas, RBS Greenwich Capital Markets, Inc. and UBS Warburg LLC due 07/01/05. These joint repurchase agreements are collateralized as follows:

        BROKER                      RATE   PRINCIPAL   COLLATERAL VALUE       SECURITY TYPE
        ------                      ----   ---------   ----------------   ----------------------
        BNP Paribas...............  2.75%  $400,000        $400,031       U.S. Treasury Bonds
        RBS Greenwich Capital
          Markets, Inc. ..........  2.80%   160,000         160,012       U.S. Treasury Notes
        UBS Warburg LLC...........  2.93%   409,069         409,102       U.S. Treasury Bonds
                                           --------        --------
                                           $969,069        $969,145
                                           ========        ========

        BROKER                     COUPON RATE       MATURITY
        ------                     ----------------   -----------
        BNP Paribas.......         5.250% - 9.875%   2006 - 2029
        RBS Greenwich Capital
          Markets, Inc. ..         8.500% - 12.750%   2010 - 2020
        UBS Warburg LLC...         9.250% - 12.000%   2013 - 2016

        The maturity amounts are as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Index HLS Fund.....................................  $ 14,049
        Hartford Total Return Bond HLS Fund.........................   594,163
        Hartford U.S. Government Securities HLS Fund................    98,660

        In addition, Hartford Disciplined Equity HLS Fund and Hartford SmallCap Growth HLS Fund held collateral for securities out on loan in repurchase agreements.

        Hartford Disciplined Equity HLS Fund has an interest in a $3,202 repurchase agreement dated 06/30/2005 with Lehman Brothers, Inc., 3.250% due 07/01/2005. This repurchase agreement is collateralized by $3,268 FICO Strips 0.000% due 11/11/2012 - 11/11/2017.

        Hartford SmallCap Growth HLS Fund has an interest in a $4,467 repurchase agreement dated 06/30/2005 with Lehman Brothers, Inc., 3.250% due 07/01/2005. This repurchase agreement is collateralized by $4,558 FICO Strips 0.000% due 06/06/2010 - 12/06/2017.

    e) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management or Wellington. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of June 30, 2005 there are no joint trading accounts.

    f) Futures, Options on Futures and Options Transactions -- Certain Funds may invest in futures contracts and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Boards of Directors.

        At any time prior to the expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

        The use of futures contracts involves elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Change in the value of the futures contracts may decrease the effectiveness of the Funds' strategies and potentially result in loss.

        The premium paid by a Fund for the purchase of a call or put option is included in the Funds' Statements of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market

--------------------------------------------------------------------------------

       value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

        The Funds may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statements of Assets and Liabilities, which increases the Fund's return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received. As listed below, Hartford SmallCap Growth HLS Fund had written option activity for the six month period ended June 30, 2005.

                                                                      HARTFORD SMALLCAP GROWTH HLS FUND
                                                                          OPTION CONTRACTS ACTIVITY
                                                                              DURING THE PERIOD
                                                                      ---------------------------------
                                                                      NUMBER OF   PREMIUM    REALIZED
        CALLS WRITTEN                                                 CONTRACTS   AMOUNTS   GAIN/(LOSS)
        -------------                                                 ---------   -------   -----------
        Beginning of the period.....................................      --       $  --       $ --
        Written during the period...................................       4         159         --
        Expired during the period...................................      --          --         --
        Closed during the period....................................      (4)       (159)       138
        Exercised during the period.................................      --          --         --
                                                                         ---       -----       ----
        Balance at the end of the period............................      --       $  --       $138
                                                                         ===       =====       ====

    g) Forward Foreign Currency Contracts -- For the six month period ended June 30, 2005, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund and Hartford Value Opportunities HLS Fund entered into forward foreign currency contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

        Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. In addition, risk may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar.

    h) Indexed Securities -- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

    i) Securities Lending -- The Funds may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash, which is then invested in short-term money market instruments with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially.

    j) Federal Income Taxes -- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    k) Fund Share Valuation and Distributions to Shareholders -- Orders for the Funds' shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each Fund by dividing the Fund's net assets attributable to that class by number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

        Dividends are declared pursuant to a policy adopted by the Funds' Boards of Directors based upon the investment performance of the respective Funds. The policy of all Funds, except the Hartford Money Market HLS Fund, is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

        Hartford Money Market HLS Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are declared daily and distributed monthly.

        Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts (see Note 5).

    l) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    m) Illiquid Securities -- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for Hartford Money Market HLS Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when its sub-advisor considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investment were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on a Fund's net asset value. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors. For the six months ended June 30, 2005, the Funds held illiquid securities as denoted in each Fund's Schedule of Investments.

        The following represents restricted securities of the Funds as of June 30, 2005:

                                  ILLIQUID SECURITIES

                                                                                                       ACQUISITION COST
                                                                                                        PERCENTAGE OF
                                                                          ACQUISITION   ACQUISITION       FUND'S NET       MARKET
        FUND                                           SECURITY             DATE(S)        COST            ASSETS %        VALUE
        ----                                    -----------------------   -----------   -----------   ------------------   ------
        Hartford High Yield HLS Fund..........  Hosiery Corp.               10/7/94       $    4             0.0%          $  @@
        Hartford Total Return Bond HLS Fund...  Centura Capital Trust I     5/22/03          314             0.0             279
        Hartford Total Return Bond HLS Fund...  First American Capital
                                                Trust I                     2/13/04           85             0.0              86
        Hartford Total Return Bond HLS Fund...  Iridium World
                                                Communications, Inc.        7/11/97           97             0.0              @@
        Hartford Total Return Bond HLS Fund...  Morgan Stanley Dean
                                                Witter Capital I,
                                                Series 2002-NC3,
                                                Class P                     4/15/05           @@             0.0              @@
        Hartford Total Return Bond HLS Fund...  Morgan Stanley Dean
                                                Witter Capital I,
                                                Series 2002-NC3,
                                                Class X                     4/15/05        3,481             0.1           3,495
        Hartford Total Return Bond HLS Fund...  Ntelos, Inc.                7/21/00            1             0.0              @@
        Hartford Total Return Bond HLS Fund...  URC Holdings Corp.          10/8/03           52             0.0              51

                                                 MARKET VALUE
                                                PERCENTAGE OF
                                                  FUND'S NET
        FUND                                       ASSETS %
        ----                                    --------------
        Hartford High Yield HLS Fund..........       0.0%
        Hartford Total Return Bond HLS Fund...       0.0
        Hartford Total Return Bond HLS Fund...
                                                     0.0
        Hartford Total Return Bond HLS Fund...
                                                     0.0
        Hartford Total Return Bond HLS Fund...
                                                     0.0
        Hartford Total Return Bond HLS Fund...
                                                     0.1
        Hartford Total Return Bond HLS Fund...       0.0
        Hartford Total Return Bond HLS Fund...       0.0

--------------------------------------------------------------------------------

                              OTHER RESTRICTED SECURITIES

                                                                                                       ACQUISITION COST
                                                                                                        PERCENTAGE OF
                                                                          ACQUISITION   ACQUISITION       FUND'S NET       MARKET
        FUND                                           SECURITY             DATE(S)        COST            ASSETS %         VALUE
        ----                                    -----------------------   -----------   -----------   ------------------   -------
        Hartford Capital Appreciation HLS
          Fund................................  US Airways New Company      5/27/05       $41,887            0.3%          $41,887
        Hartford Total Return Bond HLS Fund...  Ferrellgas LP               5/17/04         4,208            0.1             4,206
        Hartford Value Opportunities HLS
          Fund................................  US Airways New Company      5/27/05         2,960            0.6             2,960

                                                 MARKET VALUE
                                                PERCENTAGE OF
                                                  FUND'S NET
        FUND                                       ASSETS %
        ----                                    --------------
        Hartford Capital Appreciation HLS
          Fund................................       0.3%
        Hartford Total Return Bond HLS Fund...       0.1
        Hartford Value Opportunities HLS
          Fund................................       0.6

        @@ Due to the presentation of the financial statements in thousands, the numbers may round to zero.

    n) Securities purchased on a when-issued or delayed delivery basis -- Delivery and payment for securities that have been purchased by the Fund on a when-issued or delayed delivery basis take place beyond customary settlement period. During this period, such securities are subject to market fluctuations and the Fund maintains in a segregated account with is custodian, assets sufficient to meet the purchase price. As of June 30, 2005 the Funds entered into outstanding when-issued or delayed delivery securities as follows:

        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Total Return Bond HLS Fund.........................  $266,686
        Hartford U.S. Government Securities HLS Fund................   108,056

    o) Credit Risk -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bonds prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford, serves as investment manager to the Funds pursuant to investment management agreements approved by each Fund's Board of Directors and shareholders.

        The schedule below reflects the rates of compensation paid to HL Advisors for services rendered:

                            HARTFORD INDEX HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $2 billion................................................     0.200%
Over $2 billion....................................................     0.100

                         HARTFORD MONEY MARKET HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
All assets.........................................................     0.250%

                          HARTFORD STOCK HLS FUND AND
                      HARTFORD TOTAL RETURN BOND HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.325%
On next $250 million...............................................     0.300
On next $500 million...............................................     0.275
Over $1 billion....................................................     0.250

                  HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $50 million...............................................     0.500%
Over $50 million...................................................     0.450

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

                          HARTFORD ADVISERS HLS FUND,
                     HARTFORD CAPITAL APPRECIATION HLS FUND
                     HARTFORD DISCIPLINED EQUITY HLS FUND,
                       HARTFORD GLOBAL LEADERS HLS FUND,
                        HARTFORD HIGH YIELD HLS FUND AND
                 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.575%
On next $250 million...............................................     0.525
On next $500 million...............................................     0.475
Over $1 billion....................................................     0.425

                    HARTFORD GROWTH OPPORTUNITIES HLS FUND,
                       HARTFORD SMALLCAP GROWTH HLS FUND,
                   AND HARTFORD VALUE OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.700%
Over $100 million..................................................     0.600

                        HARTFORD BLUECHIP STOCK HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.900%
Over $100 million..................................................     0.850

                     HARTFORD INTERNATIONAL STOCK HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.850%
Over $100 million..................................................     0.800

                    HARTFORD CAPITAL OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $200 million..............................................     0.900%
On next $300 million...............................................     0.850
Over $500 million..................................................     0.800

                       HARTFORD LARGECAP GROWTH HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.900%
On next $100 million...............................................     0.850
Over $200 million..................................................     0.800

                         HARTFORD MIDCAP STOCK HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.900%
On next $150 million...............................................     0.850
Over $250 million..................................................     0.800

                        HARTFORD SMALLCAP VALUE HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $50 million...............................................     0.900%
Over $50 million...................................................     0.850

        Effective May 1, 2005, for Hartford Advisers HLS Fund, HL Advisors has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is reduced by 0.03%.

        Effective January 1, 2005, for Hartford Blue Chip Stock HLS Fund and Hartford LargeCap Growth HLS Fund, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. While such waiver is in effect, the management fee is reduced by 0.10%.

        Effective January 1, 2005, for Hartford Capital Opportunities HLS Fund and Hartford MidCap Stock HLS Fund, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. While such waiver is in effect, the management fee is reduced by 0.20%.

        A portion of the compensation above is used to compensate the Fund's respective sub-adviser. Pursuant to sub-advisory agreements between HL Advisers and the sub-advisers, the sub-adviser provides the day-to-day investment management services for the Funds. The sub-advisers determine the purchase and sale of portfolio securities and place such orders for execution in the name of the respective Fund. In the case of Hartford SmallCap Value HLS Fund, Janus Capital Management LLC has entered into an agreement with Perkins, Wolf, McDonnell and Company, LLC to provide the day-to-day investment management services for the Fund. In conjunction with their respective activity, the sub-advisers regularly furnish reports to the Funds' Boards of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Funds.

--------------------------------------------------------------------------------

        The Funds and their respective sub-adviser are listed below:

        FUND                                                                                  SUB-ADVISER
        ----                                                          -----------------------------------------------------------
        Hartford Advisers HLS Fund                                                            Wellington
        Hartford Blue Chip Stock HLS Fund                                           T. Rowe Price Associates, Inc.
        Hartford Capital Appreciation HLS Fund                                                Wellington
        Hartford Capital Opportunities HLS Fund                                    Holland Capital Management, L.P.
        Hartford Disciplined Equity                                                           Wellington
        Hartford Global Leaders HLS Fund                                                      Wellington
        Hartford Growth Opportunities HLS Fund                                                Wellington
        Hartford High Yield HLS Fund                                                Hartford Investment Management
        Hartford Index HLS Fund                                                     Hartford Investment Management
        Hartford International Opportunities HLS Fund                                         Wellington
        Hartford International Stock HLS Fund                                         Lazard Asset Management LLC
        Hartford LargeCap Growth HLS Fund                                          Holland Capital Management, L.P.
        Hartford MidCap Stock HLS Fund                                             Northern Capital Management, LLC
        Hartford Money Market HLS Fund                                              Hartford Investment Management
        Hartford SmallCap Growth HLS Fund                                                     Wellington
        Hartford SmallCap Value HLS Fund                                             Janus Capital Management LLC
        Hartford Stock HLS Fund                                                               Wellington
        Hartford Total Return Bond HLS Fund                                         Hartford Investment Management
        Hartford U.S. Government Securities HLS Fund                                Hartford Investment Management
        Hartford Value Opportunities HLS Fund                                                 Wellington

    b) Administrative Services Agreement -- Under the Administrative Services Agreement between HLIC and each of the following Funds, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund, HLIC provides administrative services to the Funds and receives monthly compensation at the annual rate of 0.20% of each Fund's average daily net assets. The Funds assume and pay certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HLIC or any other related company.

    c) Accounting Services Agreement -- Under the Fund Accounting Agreement between HLIC and Hartford Series Fund, Inc., HLIC provides accounting services to the Funds and receives monthly compensation at the annual rate of 0.02% of each Fund's average daily net assets plus expenses.

        Under the Fund Accounting Agreement between HLIC, HL Investment Advisors, LLC ("HLIA") and Hartford HLS Series Fund II, Inc., HLIC provides accounting to the Funds and HLIA pays HLIC monthly compensation based on cost reimbursement.

    d) Operating Expenses -- Allocable expenses of the Funds are charged to each Fund based on the ratio of the average net assets of each Fund to the combined average net assets of the Funds. Non-allocable expenses are charged to each Fund based on specific identification.

    e) Expense Offset -- The Funds have entered into agreements with State Street Global Markets, LLC and Frank Russell Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used solely to reduce the Funds' operating expenses. The Funds' custodian bank has also agreed to reduce its fees when the Funds maintain cash on deposit in the non-interest-bearing custody account. For the six month period ended June 30, 2005, these amounts are included in the Statement of Operations.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

        The ratio of expenses to average net assets excludes expense offsets in the financial highlights. Had the expense offsets been included, the annualized expense ratio for the six month period ended June 30, 2005, would have been as follows:

                                                                                               FOR THE SIX MONTH
                                                                       FOR THE YEAR ENDED         PERIOD ENDED
                                                                       DECEMBER 31, 2004         JUNE 30, 2005
                                                                      --------------------    --------------------
                                                                      RATIO OF EXPENSES TO    RATIO OF EXPENSES TO
                                                                       AVERAGE NET ASSETS      AVERAGE NET ASSETS
                                                                       AFTER WAIVERS AND       AFTER WAIVERS AND
                                                                         EXPENSES PAID           EXPENSES PAID
                                                                           INDIRECTLY              INDIRECTLY
                                                                      --------------------    --------------------
        FUND                                                          CLASS IA    CLASS IB    CLASS IA    CLASS IB
        ----                                                          --------    --------    --------    --------
        Hartford Advisers HLS Fund..................................    0.66%       0.91%       0.66%       0.91%
        Hartford Blue Chip Stock HLS Fund...........................    0.90          NA        0.81          NA
        Hartford Capital Appreciation HLS Fund......................    0.67        0.92        0.68        0.93
        Hartford Capital Opportunities HLS Fund.....................    1.05          NA        0.74          NA
        Hartford Disciplined Equity HLS Fund........................    0.74        0.99        0.74        0.99
        Hartford Global Leaders HLS Fund............................    0.68        0.93        0.69        0.94
        Hartford Growth Opportunities HLS Fund......................    0.57        0.82        0.60        0.85
        Hartford High Yield HLS Fund................................    0.77        1.02        0.77        1.02
        Hartford Index HLS Fund.....................................    0.44        0.69        0.44        0.69
        Hartford International Opportunities HLS Fund...............    0.74        0.99        0.74        0.99
        Hartford International Stock HLS Fund.......................    0.96          NA        0.94          NA
        Hartford LargeCap Growth HLS Fund...........................    0.96          NA        0.88          NA
        Hartford MidCap Stock HLS Fund..............................    0.94          NA        0.86          NA
        Hartford Money Market HLS Fund..............................    0.48        0.73        0.49        0.74
        Hartford SmallCap Growth HLS Fund...........................    0.63        0.88        0.63        0.88
        Hartford SmallCap Value HLS Fund............................    0.92        1.17        0.92        1.17
        Hartford Stock HLS Fund.....................................    0.48        0.73        0.49        0.74
        Hartford Total Return Bond HLS Fund.........................    0.50        0.75        0.50        0.75
        Hartford U.S. Government Securities HLS Fund................    0.47        0.72        0.48        0.73
        Hartford Value Opportunities HLS Fund.......................    0.66        0.91        0.65        0.90

    f) Distribution Plan for Class IB shares -- The following Funds, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford SmallCap Value HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each Fund compensates the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of Hartford Life, Inc.) from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

        The Distributions Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares for activity primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

--------------------------------------------------------------------------------

4.  INVESTMENT TRANSACTIONS:

    For the six month period ended June 30, 2005, aggregate purchases and sales of investment securities (excludes short-term investments and U.S. government obligations) were as follows:

                                                       COST OF PURCHASES   SALES PROCEEDS        COST OF
                                                           EXCLUDING          EXCLUDING       PURCHASES FOR    SALES PROCEEDS FOR
                                                        U.S. GOVERNMENT    U.S. GOVERNMENT   U.S. GOVERNMENT    U.S. GOVERNMENT
        FUND                                              OBLIGATIONS        OBLIGATIONS       OBLIGATIONS        OBLIGATIONS
        ----                                           -----------------   ---------------   ---------------   ------------------
        Hartford Advisers HLS Fund...................     $2,776,593         $3,646,776        $  468,542          $  717,734
        Hartford Blue Chip Stock HLS Fund............         22,254             34,695                --                  --
        Hartford Capital Appreciation HLS Fund.......      6,969,966          7,177,214                --                  --
        Hartford Capital Opportunities HLS Fund......          2,266              3,033                --                  --
        Hartford Disciplined Equity HLS Fund.........        425,381            297,535                --                  --
        Hartford Global Leaders HLS Fund.............      1,906,838          1,854,384                --                  --
        Hartford Growth Opportunities HLS Fund.......        778,072            740,528                --                  --
        Hartford High Yield HLS Fund.................        365,718            384,654                --                  --
        Hartford Index HLS Fund......................         40,292            167,614                --                  --
        Hartford International Opportunities HLS
          Fund.......................................        660,051            664,254                --                  --
        Hartford International Stock HLS Fund........         27,940             29,191                --                  --
        Hartford LargeCap Growth HLS Fund............         27,153             12,654                --                  --
        Hartford MidCap Stock HLS Fund...............         28,765             32,089                --                  --
        Hartford SmallCap Growth HLS Fund............        512,201            379,031                --                  --
        Hartford SmallCap Value HLS Fund.............         19,154             23,807                --                  --
        Hartford Stock HLS Fund......................      2,174,591          2,616,710                --                  --
        Hartford Total Return Bond HLS Fund..........      2,817,564          2,707,871         2,610,455           2,689,655
        Hartford U.S. Government Securities HLS
          Fund.......................................        723,734            599,275           590,156             651,439
        Hartford Value Opportunities HLS Fund........        255,388            113,233                --                  --

5.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with AICPA Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value per share of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of December 31, 2004, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                                        ACCUMULATED
                                                                       ACCUMULATED      NET REALIZED
                                                                      NET INVESTMENT   GAIN (LOSS) ON   PAID IN
        FUND                                                          INCOME (LOSS)     INVESTMENTS     CAPITAL
        ----                                                          --------------   --------------   -------
        Hartford Advisers HLS Fund..................................     $  1,682         $(4,503)      $2,821
        Hartford Blue Chip Stock HLS Fund...........................         (113)            113           --
        Hartford Capital Appreciation HLS Fund......................      (17,053)         17,057           (4)
        Hartford Disciplined Equity HLS Fund........................          (50)         (9,395)       9,445
        Hartford Global Leaders HLS Fund............................            7              (7)          --
        Hartford Growth Opportunities HLS Fund......................           37             (32)          (5)
        Hartford High Yield HLS Fund................................        1,372          (3,161)       1,789
        Hartford Index HLS Fund.....................................         (370)            370           --
        Hartford International Opportunities HLS Fund...............       (4,554)          4,509           45
        Hartford International Stock HLS Fund.......................         (120)            120           --
        Hartford LargeCap Growth HLS Fund...........................          (18)             18           --
        Hartford MidCap Stock HLS Fund..............................           (1)              1           --
        Hartford SmallCap Growth HLS Fund...........................       (1,108)          1,108           --
        Hartford SmallCap Value HLS Fund............................         (227)            228           (1)
        Hartford Stock HLS Fund.....................................         (954)            954           --
        Hartford Total Return Bond HLS Fund.........................        7,823          (9,199)       1,376
        Hartford U.S. Government Securities HLS Fund................        1,769          (1,614)        (155)
        Hartford Value Opportunities HLS Fund.......................          (45)             45           --

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

6.  CAPITAL LOSS CARRY FORWARD:

    At December 31, 2004, the following Funds had capital loss carryforwards for U.S. Federal Tax purposes of approximately:

                                                                                  YEAR OF
        FUND                                                           AMOUNT    EXPIRATION
        ----                                                          --------   ----------
        Hartford Advisers HLS Fund..................................  $ 71,341      2010
        Hartford Advisers HLS Fund..................................   433,487      2011
        Hartford Blue Chip Stock HLS Fund...........................     6,068      2009
        Hartford Blue Chip Stock HLS Fund...........................     8,951      2010
        Hartford Blue Chip Stock HLS Fund...........................     7,804      2011
        Hartford Capital Opportunities HLS Fund.....................     2,983      2009
        Hartford Capital Opportunities HLS Fund.....................     7,123      2010
        Hartford Capital Opportunities HLS Fund.....................        78      2011
        Hartford Disciplined Equity HLS Fund........................     7,330      2008
        Hartford Disciplined Equity HLS Fund........................     8,430      2009
        Hartford Disciplined Equity HLS Fund........................   104,792      2010
        Hartford Disciplined Equity HLS Fund........................    21,177      2011
        Hartford Global Leaders HLS Fund............................     1,044      2009
        Hartford Global Leaders HLS Fund............................    67,986      2010
        Hartford Growth Opportunities HLS Fund......................    30,862      2010
        Hartford High Yield HLS Fund................................     4,551      2007
        Hartford High Yield HLS Fund................................     5,611      2008
        Hartford High Yield HLS Fund................................     2,700      2009
        Hartford High Yield HLS Fund................................     8,996      2010
        Hartford High Yield HLS Fund................................    21,813      2011
        Hartford International Opportunities HLS Fund...............     3,889      2008
        Hartford International Opportunities HLS Fund...............    81,748      2009
        Hartford International Opportunities HLS Fund...............   134,281      2010
        Hartford International Stock HLS Fund.......................     7,863      2009
        Hartford International Stock HLS Fund.......................    14,168      2010
        Hartford International Stock HLS Fund.......................     3,549      2011
        Hartford LargeCap Growth HLS Fund...........................    21,078      2009
        Hartford LargeCap Growth HLS Fund...........................    17,450      2010
        Hartford LargeCap Growth HLS Fund...........................     1,527      2011
        Hartford SmallCap Growth HLS Fund...........................    12,555      2009
        Hartford SmallCap Growth HLS Fund...........................    13,310      2010
        Hartford Stock HLS Fund.....................................    81,433      2009
        Hartford Stock HLS Fund.....................................   226,152      2010
        Hartford Stock HLS Fund.....................................   503,997      2011
        Hartford Total Return Bond HLS Fund.........................       650      2009
        Hartford U.S. Government Securities HLS Fund................     2,513      2007
        Hartford U.S. Government Securities HLS Fund................     1,398      2008
        Hartford U.S. Government Securities HLS Fund................     3,025      2012

    Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of the Hartford Advisers HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund carryforwards may apply.

    For the fiscal year ended December 31, 2004 the following Funds have elected to defer losses occurring between November 1, 2004 and December 31, 2004 as follows:

                                                                      CAPITAL LOSS   CURRENCY LOSS
        FUND                                                            DEFERRED       DEFERRED
        ----                                                          ------------   -------------
        Hartford Capital Opportunities HLS Fund.....................    $    23           $--
        Hartford Growth Opportunities HLS Fund......................         --            35
        Hartford LargeCap Growth HLS Fund...........................        262            --
        Hartford Stock HLS Fund.....................................     16,802            --
        Hartford U.S. Government Securities HLS Fund................        724            --

    Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------

7.  DISTRIBUTION TO SHAREHOLDERS:

    The tax character of distributions paid during 2005, if any, will be determined at the end of the year.

    The tax character of distributions paid during 2004 was as follows:

                                                                      ORDINARY    LONG-TERM     RETURN OF
        FUND                                                           INCOME    CAPITAL GAIN    CAPITAL
        ----                                                          --------   ------------   ----------
        Hartford Advisers HLS Fund..................................  $228,776      $   --        $  --
        Hartford Blue Chip Stock HLS Fund...........................       344          --           --
        Hartford Capital Appreciation HLS Fund......................    38,215          --           --
        Hartford Capital Opportunities HLS Fund.....................        61          --           --
        Hartford Disciplined Equity HLS Fund........................    10,421          --           --
        Hartford Global Leaders HLS Fund............................     5,726          --           --
        Hartford High Yield HLS Fund................................    35,325          --           --
        Hartford Index HLS Fund.....................................    28,096       6,030           --
        Hartford International Opportunities HLS Fund...............     8,143          --           --
        Hartford International Stock HLS Fund.......................       281          --           --
        Hartford LargeCap Growth HLS Fund...........................        27
        Hartford MidCap Stock HLS Fund..............................        75          --           --
        Hartford Money Market HLS Fund..............................    15,755          --           --
        Hartford Stock HLS Fund.....................................    67,303          --           --
        Hartford U.S. Government Securities HLS Fund................    26,838          --           --
        Hartford Total Return Bond HLS Fund.........................   228,190       5,198           --
        Hartford Value Opportunities HLS Fund.......................       734          --           --

    As of December 31, 2004, the components of distributable earnings on tax basis were as follows:

                                                                                                          UNDISTRIBUTED
                                                                      UNDISTRIBUTED     UNDISTRIBUTED       UNREALIZED
                                                                        ORDINARY          LONG-TERM        APPRECIATION
        FUND                                                             INCOME         CAPITAL GAIN      (DEPRECIATION)
        ----                                                          -------------   -----------------   --------------
        Hartford Advisers HLS Fund..................................    $119,439          $     --          $  905,669
        Hartford Blue Chip Stock HLS Fund...........................         859                --              24,463
        Hartford Capital Appreciation HLS Fund......................      34,591           325,739           2,478,335
        Hartford Capital Opportunities HLS Fund.....................          --                --               1,354
        Hartford Disciplined Equity HLS Fund........................       3,294                --             117,523
        Hartford Global Leaders HLS Fund............................       3,256                --             183,531
        Hartford Growth Opportunities HLS Fund......................          --                --             154,666
        Hartford High Yield HLS Fund................................      48,629                --              29,937
        Hartford Index HLS Fund.....................................       9,727            63,847             269,436
        Hartford International Opportunities HLS Fund...............          48                --             188,954
        Hartford International Stock HLS Fund.......................       1,248                --              17,692
        Hartford LargeCap Growth HLS Fund...........................         395                --               5,155
        Hartford MidCap Stock HLS Fund..............................         589             5,526               5,089
        Hartford Money Market HLS Fund..............................          --                --                  --
        Hartford SmallCap Growth HLS Fund...........................          24                --              86,307
        Hartford SmallCap Value HLS Fund............................       4,118            11,350              17,978
        Hartford Stock HLS Fund.....................................      35,593                --             496,228
        Hartford Total Return Bond HLS Fund.........................     123,726             4,486              58,187
        Hartford U.S. Government Securities HLS Fund................      24,594                --              (2,564)
        Hartford Value Opportunities HLS Fund.......................       8,069             6,155              48,687

    The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

8.  LINE OF CREDIT:

    The Funds, except for Hartford Money Market HLS Fund, participate in a $650,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. During the six month period ended June 30, 2005, the Funds did not have any borrowings under this facility.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

9. FUND MERGERS:

    REORGANIZATION OF CERTAIN SERIES OF HARTFORD HLS SERIES FUND II, INC. At a special meeting of shareholders, held on April 20, 2004, shareholders Hartford Multisector Bond HLS Fund approved a proposed Agreement and Plan of Reorganization between Hartford HLS Series Fund II, Inc. and Hartford Series Fund, Inc. (the "Plan").

    Hartford Multisector Bond HLS Fund merged into Hartford Total Return Bond HLS Fund

    The Final shareholder voting results were as follows:

                                                                      SHARES VOTED   SHARES VOTED    SHARES
                                                                          FOR          AGAINST      ABSTAINED
                                                                      ------------   ------------   ---------
        Hartford Multisector Bond HLS Fund..........................      399             7            42

    The mergers were accomplished by tax free exchanges as detailed below:

        HARTFORD TOTAL RETURN BOND HLS FUND                            CLASS IA    CLASS IB
        -----------------------------------                           ----------   --------
        Net assets of Hartford Multisector Bond on April 30, 2004...  $   24,948   $     --
        Hartford Multisector Bond shares exchanged..................       2,422         --
        Hartford Total Return Bond shares issued....................       2,028         --
        Net assets of Hartford Total Return Bond immediately before
          the merger................................................  $2,339,844   $825,523
        Net assets of Hartford Total Return Bond immediately after
          the merger................................................  $2,364,792   $825,823

    The Hartford Multisector Bond HLS Fund had the following unrealized appreciation (depreciation), accumulated net realized gains (losses) and capital stock as of April 30, 2004:

                                                                        UNREALIZED     ACCUMULATED
                                                                       APPRECIATION    NET REALIZED   CAPITAL
        FUND                                                          (DEPRECIATION)     (LOSSES)      STOCK
        ----                                                          --------------   ------------   -------
        Hartford Multisector Bond HLS Fund..........................       $(49)         $(1,170)     $26,167

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          -----------------------------------------------------------------

                                                                                    NET REALIZED
                                                          NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                          VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                          BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                          OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                          ---------   ----------   --------------   ----------   ----------
HARTFORD ADVISERS HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................  $23.04       $ 0.24        $ (0.09)       $  0.15       $(0.26)
 Class IB................................................   23.17         0.24          (0.11)          0.13        (0.25)
 For the Year Ended December 31, 2004
 Class IA................................................   22.67         0.51           0.33           0.84        (0.47)
 Class IB................................................   22.81         0.48           0.30           0.78        (0.42)
 For the Year Ended December 31, 2003
 Class IA................................................   19.59         0.42           3.18           3.60        (0.52)
 Class IB................................................   19.72         0.41           3.16           3.57        (0.48)
 For the Year Ended December 31, 2002
 Class IA................................................   23.44(5)      0.51(5)       (4.10)(5)      (3.59)(5)    (0.26)(5)
 Class IB................................................   23.60(5)      0.46(5)       (4.10)(5)      (3.64)(5)    (0.24)(5)
 For the Year Ended December 31, 2001
 Class IA................................................   26.65(5)      0.64(5)       (1.85)(5)      (1.21)(5)    (0.73)(5)
 Class IB................................................   26.63(5)      0.50(5)       (1.77)(5)      (1.27)(5)    (0.49)(5)
 For the Year Ended December 31, 2000
 Class IA................................................   29.65(5)      0.68(5)       (0.88)(5)      (0.20)(5)    (0.23)(5)
 Class IB................................................   29.66(5)      0.74(5)       (0.98)(5)      (0.24)(5)    (0.22)(5)
HARTFORD BLUE CHIP STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                            17.84         0.04          (0.33)         (0.29)       (0.09)
 For the Year Ended
 2004....................................................   16.42         0.10           1.35           1.45        (0.03)
 2003....................................................   12.70         0.03           3.69           3.72           --
 2002....................................................   16.80         0.01          (4.11)         (4.10)          --
 2001....................................................   19.63           --          (2.83)         (2.83)          --
 2000....................................................   21.93        (0.02)         (0.41)         (0.43)          --
HARTFORD CAPITAL APPRECIATION HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................   53.43         0.21          (0.73)         (0.52)       (0.16)
 Class IB................................................   53.18         0.17          (0.75)         (0.58)       (0.11)
 For the Year Ended December 31, 2004
 Class IA................................................   44.91         0.35           8.34           8.69        (0.17)
 Class IB................................................   44.76         0.27           8.26           8.53        (0.11)
 For the Year Ended December 31, 2003
 Class IA................................................   31.70         0.26          13.17          13.43        (0.22)
 Class IB................................................   31.63         0.19          13.10          13.29        (0.16)
 For the Year Ended December 31, 2002
 Class IA................................................   39.75(5)      0.15(5)       (8.01)(5)      (7.86)(5)    (0.19)(5)
 Class IB................................................   39.68(5)      0.12(5)       (8.03)(5)      (7.91)(5)    (0.14)(5)
 For the Year Ended December 31, 2001
 Class IA................................................   59.26(5)      0.21(5)       (3.36)(5)      (3.15)(5)    (0.27)(5)
 Class IB................................................   59.23(5)      0.06(5)       (3.29)(5)      (3.23)(5)    (0.23)(5)
 For the Year Ended December 31, 2000
 Class IA................................................   60.95(5)      0.41(5)        7.57(5)        7.98(5)     (0.39)(5)
 Class IB................................................   60.98(5)     (0.77)(5)       8.64(5)        7.87(5)     (0.34)(5)
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                             7.08         0.02          (0.33)         (0.31)          --
 For the Year Ended
 2004....................................................    6.46         0.03           0.62           0.65        (0.03)
 2003....................................................    5.09         0.02           1.37           1.39        (0.02)
 2002....................................................    7.15           --          (2.06)         (2.06)          --
 2001....................................................    9.37        (0.01)         (2.21)         (2.22)          --
 From inception, May 1, 2000 through December 31,
 2000....................................................   10.61        (0.01)         (1.23)         (1.24)          --

                                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           -----------------------------------------------------------------------

                                                           DIVIDENDS   DISTRIBUTIONS                                  NET INCREASE
                                                           IN EXCESS     FROM NET                                      (DECREASE)
                                                             OF NET      REALIZED      DISTRIBUTIONS                     IN NET
                                                           INVESTMENT    GAINS ON          FROM           TOTAL          ASSETS
                                                             INCOME     INVESTMENTS       CAPITAL     DISTRIBUTIONS      VALUE
                                                           ----------  -------------   -------------  -------------   ------------
HARTFORD ADVISERS HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................     $ --        $    --           $--          $ (0.26)       $ (0.11)
 Class IB................................................       --             --           --             (0.25)         (0.12)
 For the Year Ended December 31, 2004
 Class IA................................................       --             --           --             (0.47)          0.37
 Class IB................................................       --             --           --             (0.42)          0.36
 For the Year Ended December 31, 2003
 Class IA................................................       --             --           --             (0.52)          3.08
 Class IB................................................       --             --           --             (0.48)          3.09
 For the Year Ended December 31, 2002
 Class IA................................................       --(5)          --(5)        --(5)          (0.26)(5)      (3.85)(5)
 Class IB................................................       --(5)          --(5)        --(5)          (0.24)(5)      (3.88)(5)
 For the Year Ended December 31, 2001
 Class IA................................................       --(5)       (1.27)(5)       --(5)          (2.00)(5)      (3.21)(5)
 Class IB................................................       --(5)       (1.27)(5)       --(5)          (1.76)(5)      (3.03)(5)
 For the Year Ended December 31, 2000
 Class IA................................................       --(5)       (2.57)(5)       --(5)          (2.80)(5)      (3.00)(5)
 Class IB................................................       --(5)       (2.57)(5)       --(5)          (2.79)(5)      (3.03)(5)
HARTFORD BLUE CHIP STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                                --             --           --             (0.09)         (0.38)
 For the Year Ended
 2004....................................................       --             --           --             (0.03)          1.42
 2003....................................................       --             --           --                --           3.72
 2002....................................................       --             --           --                --          (4.10)
 2001....................................................       --             --           --                --          (2.83)
 2000....................................................       --          (1.87)          --             (1.87)         (2.30)
HARTFORD CAPITAL APPRECIATION HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................       --          (1.35)          --             (1.51)         (2.03)
 Class IB................................................       --          (1.35)          --             (1.46)         (2.04)
 For the Year Ended December 31, 2004
 Class IA................................................       --             --           --             (0.17)          8.52
 Class IB................................................       --             --           --             (0.11)          8.42
 For the Year Ended December 31, 2003
 Class IA................................................       --             --           --             (0.22)         13.21
 Class IB................................................       --             --           --             (0.16)         13.13
 For the Year Ended December 31, 2002
 Class IA................................................       --(5)          --(5)        --(5)          (0.19)(5)      (8.05)(5)
 Class IB................................................       --(5)          --(5)        --(5)          (0.14)(5)      (8.05)(5)
 For the Year Ended December 31, 2001
 Class IA................................................       --(5)      (16.09)(5)       --(5)         (16.36)(5)     (19.51)(5)
 Class IB................................................       --(5)      (16.09)(5)       --(5)         (16.32)(5)     (19.55)(5)
 For the Year Ended December 31, 2000
 Class IA................................................       --(5)       (9.28)(5)       --(5)          (9.67)(5)      (1.69)(5)
 Class IB................................................       --(5)       (9.28)(5)       --(5)          (9.62)(5)      (1.75)(5)
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                                --             --           --                --          (0.31)
 For the Year Ended
 2004....................................................       --             --           --             (0.03)          0.62
 2003....................................................       --             --           --             (0.02)          1.37
 2002....................................................       --             --           --                --          (2.06)
 2001....................................................       --             --           --                --          (2.22)
 From inception, May 1, 2000 through December 31,
 2000....................................................       --             --           --                --          (1.24)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           ------------------------------------------------------------------
                                                                                                   RATIO OF         RATIO OF
                                                                                                   EXPENSES         EXPENSES
                                                           NET ASSET                              TO AVERAGE       TO AVERAGE
                                                           VALUE AT                 NET ASSETS    NET ASSETS       NET ASSETS
                                                            END OF      TOTAL        AT END OF      AFTER            BEFORE
                                                            PERIOD      RETURN        PERIOD      WAIVERS(3)       WAIVERS(3)
                                                           ---------    ------      -----------   ----------       ----------
HARTFORD ADVISERS HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................   $22.93        0.67%(2)  $ 8,756,455      0.66%(1)         0.69%(1)
 Class IB................................................    23.05        0.55(2)     1,381,198      0.91(1)          0.94(1)
 For the Year Ended December 31, 2004
 Class IA................................................    23.04        3.74        9,699,374      0.67             0.67
 Class IB................................................    23.17        3.48        1,462,319      0.92             0.92
 For the Year Ended December 31, 2003
 Class IA................................................    22.67       18.49       10,358,449      0.67             0.67
 Class IB................................................    22.81       18.20        1,263,641      0.92             0.92
 For the Year Ended December 31, 2002
 Class IA................................................    19.59(5)   (13.79)       9,249,397      0.67             0.67
 Class IB................................................    19.72(5)   (13.99)         672,078      0.90             0.92
 For the Year Ended December 31, 2001
 Class IA................................................    23.44(5)    (4.64)      11,836,564      0.66             0.66
 Class IB................................................    23.60(5)    (4.81)         521,205      0.84             0.91
 For the Year Ended December 31, 2000
 Class IA................................................    26.65(5)    (0.75)      13,430,507      0.66             0.66
 Class IB................................................    26.63(5)    (0.92)         252,247      0.84             0.91
HARTFORD BLUE CHIP STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                             17.46       (1.62)(2)      157,136      0.81(1)          0.91(1)
 For the Year Ended
 2004....................................................    17.84        8.90          173,702      0.90             0.90
 2003....................................................    16.42       29.30          182,530      0.90             0.90
 2002....................................................    12.70      (24.40)         155,333      0.92             0.92
 2001....................................................    16.80      (14.41)         239,597      0.92             0.92
 2000....................................................    19.63       (2.47)         293,654      0.92             0.92
HARTFORD CAPITAL APPRECIATION HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................    51.40       (1.00)(2)   10,237,428      0.70(1)          0.70(1)
 Class IB................................................    51.14       (1.12)(2)    2,514,861      0.95(1)          0.95(1)
 For the Year Ended December 31, 2004
 Class IA................................................    53.43       19.36       10,751,945      0.70             0.70
 Class IB................................................    53.18       19.07        2,505,798      0.95             0.95
 For the Year Ended December 31, 2003
 Class IA................................................    44.91       42.38        8,912,749      0.69             0.69
 Class IB................................................    44.76       42.02        1,579,399      0.94             0.94
 For the Year Ended December 31, 2002
 Class IA................................................    31.70(5)   (19.70)       6,240,859      0.69             0.69
 Class IB................................................    31.63(5)   (19.88)         588,013      0.92             0.94
 For the Year Ended December 31, 2001
 Class IA................................................    39.75(5)    (6.94)       8,734,600      0.68             0.68
 Class IB................................................    39.68(5)    (7.10)         393,241      0.86             0.93
 For the Year Ended December 31, 2000
 Class IA................................................    59.26(5)    13.22        9,581,897      0.66             0.66
 Class IB................................................    59.23(5)    13.02          136,058      0.84             0.91
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                              6.77       (4.36)(2)       13,967      0.75(1)          0.95(1)
 For the Year Ended
 2004....................................................     7.08        9.93           15,380      1.05             1.05
 2003....................................................     6.46       27.38           17,794      1.06             1.06
 2002....................................................     5.09      (28.85)          16,387      1.05             1.05
 2001....................................................     7.15      (23.63)          23,514      1.16             1.16
 From inception, May 1, 2000 through December 31,
 2000....................................................     9.37      (11.68)(2)       16,162      1.31(1)(7)       1.38(1)(7)

                                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           -------------------------------------------------------------
                                                            RATIO OF
                                                              NET
                                                           INVESTMENT
                                                           INCOME TO                                           PORTFOLIO
                                                            AVERAGE                                            TURNOVER
                                                           NET ASSETS                                           RATE(6)
                                                           ----------                                          ---------
HARTFORD ADVISERS HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      1.93%(1)                                            31%
 Class IB................................................      1.68(1)                                             31
 For the Year Ended December 31, 2004
 Class IA................................................      2.16                                                36
 Class IB................................................      1.91                                                36
 For the Year Ended December 31, 2003
 Class IA................................................      2.03                                                48
 Class IB................................................      1.78                                                48
 For the Year Ended December 31, 2002
 Class IA................................................      2.29                                                47
 Class IB................................................      2.07                                                47
 For the Year Ended December 31, 2001
 Class IA................................................      2.51                                                34
 Class IB................................................      2.33                                                34
 For the Year Ended December 31, 2000
 Class IA................................................      2.47                                                40
 Class IB................................................      2.29                                                40
HARTFORD BLUE CHIP STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                               0.40(1)                                             14
 For the Year Ended
 2004....................................................      0.56                                                26
 2003....................................................      0.22                                                28
 2002....................................................      0.04                                                37
 2001....................................................     (0.01)                                               47
 2000....................................................     (0.09)                                               52
HARTFORD CAPITAL APPRECIATION HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      0.83(1)                                             55
 Class IB................................................      0.58(1)                                             55
 For the Year Ended December 31, 2004
 Class IA................................................      0.77                                                89
 Class IB................................................      0.52                                                89
 For the Year Ended December 31, 2003
 Class IA................................................      0.77                                                94
 Class IB................................................      0.52                                                94
 For the Year Ended December 31, 2002
 Class IA................................................      0.64                                                94
 Class IB................................................      0.41                                                94
 For the Year Ended December 31, 2001
 Class IA................................................      0.57                                                92
 Class IB................................................      0.39                                                92
 For the Year Ended December 31, 2000
 Class IA................................................      0.64                                               108
 Class IB................................................      0.46                                               108
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                               0.48(1)                                             16
 For the Year Ended
 2004....................................................      0.38                                               119
 2003....................................................      0.28                                                68
 2002....................................................      0.04                                               109
 2001....................................................     (0.19)                                              102
 From inception, May 1, 2000 through December 31,
 2000....................................................     (0.12)(1)(7)                                         63

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

                                                          -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          -----------------------------------------------------------------

                                                                                    NET REALIZED
                                                          NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                          VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                          BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                          OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                          ---------   ----------   --------------   ----------   ----------
HARTFORD DISCIPLINED EQUITY HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................  $12.02       $ 0.06        $  0.08        $  0.14       $(0.04)
 Class IB................................................   11.93         0.06           0.07           0.13        (0.03)
 For the Year Ended December 31, 2004
 Class IA................................................   11.20         0.16           0.79           0.95        (0.13)
 Class IB................................................   11.14         0.14           0.76           0.90        (0.11)
 For the Year Ended December 31, 2003
 Class IA................................................    8.80         0.07           2.45           2.52        (0.12)
 Class IB................................................    8.75         0.05           2.43           2.48        (0.09)
 For the Year Ended December 31, 2002
 Class IA................................................   11.72(5)      0.05(5)       (2.97)(5)      (2.92)(5)       --(5)
 Class IB................................................   11.67(5)      0.04(5)       (2.96)(5)      (2.92)(5)       --(5)
 For the Year Ended December 31, 2001
 Class IA................................................   13.26(5)      0.06(5)       (1.10)(5)      (1.04)(5)       --(5)
 Class IB................................................   13.23(5)      0.05(5)       (1.11)(5)      (1.06)(5)       --(5)
 For the Year Ended December 31, 2000
 Class IA................................................   14.32(5)      0.05(5)       (0.85)(5)      (0.80)(5)    (0.05)(5)
 Class IB................................................   14.30(5)     (0.08)(5)      (0.74)(5)      (0.82)(5)    (0.04)(5)
HARTFORD GLOBAL LEADERS HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................   18.41         0.10          (1.39)         (1.29)       (0.05)
 Class IB................................................   18.32         0.09          (1.40)         (1.31)       (0.03)
 For the Year Ended December 31, 2004
 Class IA................................................   15.53         0.12           2.85           2.97        (0.09)
 Class IB................................................   15.47         0.10           2.82           2.92        (0.07)
 For the Year Ended December 31, 2003
 Class IA................................................   11.50         0.07           4.02           4.09        (0.06)
 Class IB................................................   11.47         0.04           4.00           4.04        (0.04)
 For the Year Ended December 31, 2002
 Class IA................................................   14.43(5)      0.13(5)       (2.95)(5)      (2.82)(5)    (0.11)(5)
 Class IB................................................   14.40(5)      0.12(5)       (2.96)(5)      (2.84)(5)    (0.09)(5)
 For the Year Ended December 31, 2001
 Class IA................................................   17.59(5)      0.11(5)       (3.02)(5)      (2.91)(5)    (0.08)(5)
 Class IB................................................   17.57(5)      0.08(5)       (3.02)(5)      (2.94)(5)    (0.06)(5)
 For the Year Ended December 31, 2000
 Class IA................................................   19.13(5)      0.08(5)       (1.42)(5)      (1.34)(5)    (0.09)(5)
 Class IB................................................   19.12(5)     (0.06)(5)      (1.30)(5)      (1.36)(5)    (0.08)(5)
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................   27.63         0.08           0.27           0.35           --
 Class IB................................................   27.44         0.07           0.25           0.32           --
 For the Year Ended December 31, 2004
 Class IA................................................   23.57         0.05           4.01           4.06           --
 Class IB................................................   23.48         0.03           3.93           3.96           --
 For the Year Ended December 31, 2003
 Class IA................................................   16.40         0.01           7.18           7.17           --
 Class IB................................................   16.37         0.01           7.12           7.11           --
 For the Year Ended December 31, 2002
 Class IA................................................   22.66        (0.03)         (6.23)         (6.26)          --
 From inception April, 30 2002 through December 31, 2002
 Class IB................................................   21.16        (0.01)         (4.78)         (4.79)          --
 For the Year Ended December 31, 2001
 Class IA................................................   40.66           --          (9.21)         (9.21)          --
 For the Year Ended December 31, 2000
 Class IA................................................   45.14        (0.03)          2.99           2.96           --

                                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           -----------------------------------------------------------------------

                                                           DIVIDENDS   DISTRIBUTIONS                                  NET INCREASE
                                                           IN EXCESS     FROM NET                                      (DECREASE)
                                                             OF NET      REALIZED      DISTRIBUTIONS                     IN NET
                                                           INVESTMENT    GAINS ON          FROM           TOTAL          ASSETS
                                                             INCOME     INVESTMENTS       CAPITAL     DISTRIBUTIONS      VALUE
                                                           ----------  -------------   -------------  -------------   ------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................     $ --        $    --           $--          $ (0.04)       $  0.10
 Class IB................................................       --             --           --             (0.03)          0.10
 For the Year Ended December 31, 2004
 Class IA................................................       --             --           --             (0.13)          0.82
 Class IB................................................       --             --           --             (0.11)          0.79
 For the Year Ended December 31, 2003
 Class IA................................................       --             --           --             (0.12)          2.40
 Class IB................................................       --             --           --             (0.09)          2.39
 For the Year Ended December 31, 2002
 Class IA................................................       --(5)          --(5)        --(5)             --(5)       (2.92)(5)
 Class IB................................................       --(5)          --(5)        --(5)             --(5)       (2.92)(5)
 For the Year Ended December 31, 2001
 Class IA................................................       --(5)       (0.50)(5)       --(5)          (0.50)(5)      (1.54)(5)
 Class IB................................................       --(5)       (0.50)(5)       --(5)          (0.50)(5)      (1.56)(5)
 For the Year Ended December 31, 2000
 Class IA................................................       --(5)       (0.21)(5)       --(5)          (0.26)(5)      (1.06)(5)
 Class IB................................................       --(5)       (0.21)(5)       --(5)          (0.25)(5)      (1.07)(5)
HARTFORD GLOBAL LEADERS HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................       --             --           --             (0.05)         (1.34)
 Class IB................................................       --             --           --             (0.03)         (1.34)
 For the Year Ended December 31, 2004
 Class IA................................................       --             --           --             (0.09)          2.88
 Class IB................................................       --             --           --             (0.07)          2.85
 For the Year Ended December 31, 2003
 Class IA................................................       --             --           --             (0.06)          4.03
 Class IB................................................       --             --           --             (0.04)          4.00
 For the Year Ended December 31, 2002
 Class IA................................................       --(5)          --(5)        --(5)          (0.11)(5)      (2.93)(5)
 Class IB................................................       --(5)          --(5)        --(5)          (0.09)(5)      (2.93)(5)
 For the Year Ended December 31, 2001
 Class IA................................................       --(5)       (0.17)(5)       --(5)          (0.25)(5)      (3.16)(5)
 Class IB................................................       --(5)       (0.17)(5)       --(5)          (0.23)(5)      (3.17)(5)
 For the Year Ended December 31, 2000
 Class IA................................................       --(5)       (0.11)(5)       --(5)          (0.20)(5)      (1.54)(5)
 Class IB................................................       --(5)       (0.11)(5)       --(5)          (0.19)(5)      (1.55)(5)
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................       --             --           --                --           0.35
 Class IB................................................       --             --           --                --           0.32
 For the Year Ended December 31, 2004
 Class IA................................................       --             --           --                --           4.06
 Class IB................................................       --             --           --                --           3.96
 For the Year Ended December 31, 2003
 Class IA................................................       --             --           --                --           7.17
 Class IB................................................       --             --           --                --           7.11
 For the Year Ended December 31, 2002
 Class IA................................................       --             --           --                --          (6.26)
 From inception April, 30 2002 through December 31, 2002
 Class IB................................................       --             --           --                --          (4.79)
 For the Year Ended December 31, 2001
 Class IA................................................       --          (8.79)          --             (8.79)        (18.00)
 For the Year Ended December 31, 2000
 Class IA................................................       --          (7.44)          --             (7.44)         (4.48)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           ------------------------------------------------------------------
                                                                                                   RATIO OF         RATIO OF
                                                                                                   EXPENSES         EXPENSES
                                                           NET ASSET                              TO AVERAGE       TO AVERAGE
                                                           VALUE AT                 NET ASSETS    NET ASSETS       NET ASSETS
                                                            END OF      TOTAL        AT END OF      AFTER            BEFORE
                                                            PERIOD      RETURN        PERIOD      WAIVERS(3)       WAIVERS(3)
                                                           ---------    ------      -----------   ----------       ----------
HARTFORD DISCIPLINED EQUITY HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................   $12.12        1.17%(2)  $   836,869      0.75%(1)         0.75%(1)
 Class IB................................................    12.03        1.05(2)       322,636      1.00(1)          1.00(1)
 For the Year Ended December 31, 2004
 Class IA................................................    12.02        8.41          770,938      0.75             0.75
 Class IB................................................    11.93        8.14          270,171      1.00             1.00
 For the Year Ended December 31, 2003
 Class IA................................................    11.20       28.82          685,888      0.78             0.78
 Class IB................................................    11.14       28.50          155,810      1.03             1.03
 For the Year Ended December 31, 2002
 Class IA................................................     8.80(5)   (24.65)         460,807      0.79             0.79
 Class IB................................................     8.75(5)   (24.85)          58,930      1.02             1.04
 For the Year Ended December 31, 2001
 Class IA................................................    11.72(5)    (8.02)         416,013      0.79             0.79
 Class IB................................................    11.67(5)    (8.18)          46,599      0.97             1.04
 For the Year Ended December 31, 2000
 Class IA................................................    13.26(5)    (5.64)         379,905      0.79             0.79
 Class IB................................................    13.23(5)    (5.81)          14,898      0.97             1.04
HARTFORD GLOBAL LEADERS HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................    17.07       (7.02)(2)      925,203      0.77(1)          0.77(1)
 Class IB................................................    16.98       (7.14)(2)      270,812      1.02(1)          1.02(1)
 For the Year Ended December 31, 2004
 Class IA................................................    18.41       19.19        1,004,850      0.78             0.78
 Class IB................................................    18.32       18.89          273,202      1.03             1.03
 For the Year Ended December 31, 2003
 Class IA................................................    15.53       35.57          728,049      0.80             0.80
 Class IB................................................    15.47       35.24          129,315      1.05             1.05
 For the Year Ended December 31, 2002
 Class IA................................................    11.50(5)   (19.51)         544,901      0.81             0.81
 Class IB................................................    11.47(5)   (19.70)          55,421      1.03             1.06
 For the Year Ended December 31, 2001
 Class IA................................................    14.43(5)   (16.58)         484,661      0.81             0.81
 Class IB................................................    14.40(5)   (16.73)          49,356      0.99             1.06
 For the Year Ended December 31, 2000
 Class IA................................................    17.59(5)    (7.06)         572,517      0.81             0.81
 Class IB................................................    17.57(5)    (7.22)          25,869      0.99             1.06
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................    27.98        1.27(2)       857,395      0.64(1)          0.64(1)
 Class IB................................................    27.76        1.14(2)       138,126      0.89(1)          0.89(1)
 For the Year Ended December 31, 2004
 Class IA................................................    27.63       17.18          848,674      0.63             0.63
 Class IB................................................    27.44       16.89          112,896      0.88             0.88
 For the Year Ended December 31, 2003
 Class IA................................................    23.57       43.79          696,900      0.64             0.64
 Class IB................................................    23.48       43.43           59,686      0.89             0.89
 For the Year Ended December 31, 2002
 Class IA................................................    16.40      (27.65)         478,045      0.66             0.66
 From inception April, 30 2002 through December 31, 2002
 Class IB................................................    16.37      (22.65)(2)        5,287      0.84(1)          0.84(1)
 For the Year Ended December 31, 2001
 Class IA................................................    22.66      (22.85)         755,068      0.65             0.65
 For the Year Ended December 31, 2000
 Class IA................................................    40.66        3.99        1,063,005      0.64             0.64

                                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           -------------------------------------------------------------
                                                            RATIO OF
                                                              NET
                                                           INVESTMENT
                                                           INCOME TO                                           PORTFOLIO
                                                            AVERAGE                                            TURNOVER
                                                           NET ASSETS                                           RATE(6)
                                                           ----------                                          ---------
HARTFORD DISCIPLINED EQUITY HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      1.12%(1)                                            29%
 Class IB................................................      0.87(1)                                             29
 For the Year Ended December 31, 2004
 Class IA................................................      1.53                                                62
 Class IB................................................      1.28                                                62
 For the Year Ended December 31, 2003
 Class IA................................................      0.89                                                73
 Class IB................................................      0.64                                                73
 For the Year Ended December 31, 2002
 Class IA................................................      0.65                                                92
 Class IB................................................      0.42                                                92
 For the Year Ended December 31, 2001
 Class IA................................................      0.54                                                85
 Class IB................................................      0.36                                                85
 For the Year Ended December 31, 2000
 Class IA................................................      0.41                                                73
 Class IB................................................      0.23                                                73
HARTFORD GLOBAL LEADERS HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      1.10(1)                                            156
 Class IB................................................      0.85(1)                                            156
 For the Year Ended December 31, 2004
 Class IA................................................      0.83                                               255
 Class IB................................................      0.58                                               255
 For the Year Ended December 31, 2003
 Class IA................................................      0.54                                               292
 Class IB................................................      0.29                                               292
 For the Year Ended December 31, 2002
 Class IA................................................      1.06                                               324
 Class IB................................................      0.84                                               324
 For the Year Ended December 31, 2001
 Class IA................................................      0.71                                               363
 Class IB................................................      0.53                                               363
 For the Year Ended December 31, 2000
 Class IA................................................      0.63                                               367
 Class IB................................................      0.45                                               367
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      0.59(1)                                             80
 Class IB................................................      0.34(1)                                             80
 For the Year Ended December 31, 2004
 Class IA................................................      0.23                                               137
 Class IB................................................     (0.03)                                              137
 For the Year Ended December 31, 2003
 Class IA................................................     (0.05)                                              145
 Class IB................................................     (0.30)                                              145
 For the Year Ended December 31, 2002
 Class IA................................................     (0.16)                                              189
 From inception April, 30 2002 through December 31, 2002
 Class IB................................................     (0.10)(1)                                           189
 For the Year Ended December 31, 2001
 Class IA................................................    (0.01)                                               228
 For the Year Ended December 31, 2000
 Class IA................................................     (0.08)                                              120

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                          -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          -----------------------------------------------------------------

                                                                                    NET REALIZED
                                                          NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                          VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                          BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                          OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                          ---------   ----------   --------------   ----------   ----------
HARTFORD HIGH YIELD HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................  $10.26       $ 0.36        $ (0.33)       $  0.03       $(0.67)
 Class IB................................................   10.17         0.35          (0.34)          0.01        (0.64)
 For the Year Ended December 31, 2004
 Class IA................................................   10.06         0.58           0.12           0.70        (0.50)
 Class IB................................................    9.98         0.64           0.03           0.67        (0.48)
 For the Year Ended December 31, 2003
 Class IA................................................    8.49         0.19           1.75           1.94        (0.37)
 Class IB................................................    8.44         0.28           1.63           1.91        (0.37)
 For the Year Ended December 31, 2002
 Class IA................................................    9.64(5)      0.63(5)       (1.73)(5)      (1.10)(5)    (0.05)(5)
 Class IB................................................    9.61(5)      0.49(5)       (1.61)(5)      (1.12)(5)    (0.05)(5)
 For the Year Ended December 31, 2001
 Class IA................................................    9.39(5)      0.78(5)       (0.52)(5)       0.26(5)     (0.01)(5)
 Class IB................................................    9.38(5)      0.84(5)       (0.60)(5)       0.24(5)     (0.01)(5)
 For the Year Ended December 31, 2000
 Class IA................................................   10.05(5)      0.78(5)       (0.68)(5)       0.10(5)     (0.76)(5)
 Class IB................................................   10.05(5)      0.04(5)        0.04(5)        0.08(5)     (0.75)(5)
HARTFORD INDEX HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................   32.17         0.23          (0.53)         (0.30)       (0.14)
 Class IB................................................   32.02         0.21          (0.55)         (0.34)       (0.12)
 For the Year Ended December 31, 2004
 Class IA................................................   29.60         0.50           2.56           3.06        (0.39)
 Class IB................................................   29.49         0.44           2.53           2.97        (0.34)
 For the Year Ended December 31, 2003
 Class IA................................................   23.46         0.36           6.23           6.59        (0.37)
 Class IB................................................   23.39         0.31           6.19           6.50        (0.32)
 For the Year Ended December 31, 2002
 Class IA................................................   31.81(5)      0.32(5)       (8.29)(5)      (7.97)(5)    (0.28)(5)
 Class IB................................................   31.75(5)      0.28(5)       (8.30)(5)      (8.02)(5)    (0.24)(5)
 For the Year Ended December 31, 2001
 Class IA................................................   37.25(5)      0.31(5)       (4.87)(5)      (4.56)(5)    (0.29)(5)
 Class IB................................................   37.20(5)      0.30(5)       (4.91)(5)      (4.61)(5)    (0.25)(5)
 For the Year Ended December 31, 2000
 Class IA................................................   41.89(5)      0.30(5)       (4.24)(5)      (3.94)(5)    (0.31)(5)
 Class IB................................................   41.89(5)      0.37(5)       (4.39)(5)      (4.02)(5)    (0.28)(5)
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................   11.86         0.11          (0.18)         (0.07)          --
 Class IB................................................   11.83         0.11          (0.19)         (0.08)          --
 For the Year Ended December 31, 2004
 Class IA................................................   10.11         0.10           1.73           1.83        (0.08)
 Class IB................................................   10.09         0.08           1.72           1.80        (0.06)
 For the Year Ended December 31, 2003
 Class IA................................................    7.66         0.09           2.44           2.53        (0.08)
 Class IB................................................    7.66         0.07           2.43           2.50        (0.07)
 For the Year Ended December 31, 2002
 Class IA................................................    9.53(5)      0.17(5)       (1.94)(5)      (1.77)(5)    (0.10)(5)
 Class IB................................................    9.51(5)      0.14(5)       (1.91)(5)      (1.77)(5)    (0.08)(5)
 For the Year Ended December 31, 2001
 Class IA................................................   13.64(5)      0.12(5)       (2.61)(5)      (2.49)(5)    (0.01)(5)
 Class IB................................................   13.65(5)      0.12(5)       (2.63)(5)      (2.51)(5)    (0.02)(5)
 For the Year Ended December 31, 2000
 Class IA................................................   18.76(5)      0.18(5)       (3.14)(5)      (2.96)(5)    (0.23)(5)
 Class IB................................................   18.76(5)      0.25(5)       (3.24)(5)      (2.99)(5)    (0.19)(5)

                                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           -----------------------------------------------------------------------

                                                           DIVIDENDS   DISTRIBUTIONS                                  NET INCREASE
                                                           IN EXCESS     FROM NET                                      (DECREASE)
                                                             OF NET      REALIZED      DISTRIBUTIONS                     IN NET
                                                           INVESTMENT    GAINS ON          FROM           TOTAL          ASSETS
                                                             INCOME     INVESTMENTS       CAPITAL     DISTRIBUTIONS      VALUE
                                                           ----------  -------------   -------------  -------------   ------------
HARTFORD HIGH YIELD HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................     $ --        $    --           $--          $ (0.67)       $ (0.64)
 Class IB................................................       --             --           --             (0.64)         (0.63)
 For the Year Ended December 31, 2004
 Class IA................................................       --             --           --             (0.50)          0.20
 Class IB................................................       --             --           --             (0.48)          0.19
 For the Year Ended December 31, 2003
 Class IA................................................       --             --           --             (0.37)          1.57
 Class IB................................................       --             --           --             (0.37)          1.54
 For the Year Ended December 31, 2002
 Class IA................................................       --(5)          --(5)        --(5)          (0.05)(5)      (1.15)(5)
 Class IB................................................       --(5)          --(5)        --(5)          (0.05)(5)      (1.17)(5)
 For the Year Ended December 31, 2001
 Class IA................................................       --(5)          --(5)        --(5)          (0.01)(5)       0.25(5)
 Class IB................................................       --(5)          --(5)        --(5)          (0.01)(5)       0.23(5)
 For the Year Ended December 31, 2000
 Class IA................................................       --(5)          --(5)        --(5)          (0.76)(5)      (0.66)(5)
 Class IB................................................       --(5)          --(5)        --(5)          (0.75)(5)      (0.67)(5)
HARTFORD INDEX HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................       --          (1.00)          --             (1.14)         (1.44)
 Class IB................................................       --          (1.00)          --             (1.12)         (1.46)
 For the Year Ended December 31, 2004
 Class IA................................................       --          (0.10)          --             (0.49)          2.57
 Class IB................................................       --          (0.10)          --             (0.44)          2.53
 For the Year Ended December 31, 2003
 Class IA................................................       --          (0.08)          --             (0.45)          6.14
 Class IB................................................       --          (0.08)          --             (0.40)          6.10
 For the Year Ended December 31, 2002
 Class IA................................................       --(5)       (0.10)(5)       --(5)          (0.38)(5)      (8.35)(5)
 Class IB................................................       --(5)       (0.10)(5)       --(5)          (0.34)(5)      (8.36)(5)
 For the Year Ended December 31, 2001
 Class IA................................................       --(5)       (0.59)(5)       --(5)          (0.88)(5)      (5.44)(5)
 Class IB................................................       --(5)       (0.59)(5)       --(5)          (0.84)(5)      (5.45)(5)
 For the Year Ended December 31, 2000
 Class IA................................................       --(5)       (0.39)(5)       --(5)          (0.70)(5)      (4.64)(5)
 Class IB................................................       --(5)       (0.39)(5)       --(5)          (0.67)(5)      (4.69)(5)
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................       --             --           --                --          (0.07)
 Class IB................................................       --             --           --                --          (0.08)
 For the Year Ended December 31, 2004
 Class IA................................................       --             --           --             (0.08)          1.75
 Class IB................................................       --             --           --             (0.06)          1.74
 For the Year Ended December 31, 2003
 Class IA................................................       --             --           --             (0.08)          2.45
 Class IB................................................       --             --           --             (0.07)          2.43
 For the Year Ended December 31, 2002
 Class IA................................................       --(5)          --(5)        --(5)          (0.10)(5)      (1.87)(5)
 Class IB................................................       --(5)          --(5)        --(5)          (0.08)(5)      (1.85)(5)
 For the Year Ended December 31, 2001
 Class IA................................................       --(5)       (1.61)(5)       --(5)          (1.62)(5)      (4.11)(5)
 Class IB................................................       --(5)       (1.61)(5)       --(5)          (1.63)(5)      (4.14)(5)
 For the Year Ended December 31, 2000
 Class IA................................................       --(5)       (1.93)(5)       --(5)          (2.16)(5)      (5.12)(5)
 Class IB................................................       --(5)       (1.93)(5)       --(5)          (2.12)(5)      (5.11)(5)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           ------------------------------------------------------------------
                                                                                                   RATIO OF         RATIO OF
                                                                                                   EXPENSES         EXPENSES
                                                           NET ASSET                              TO AVERAGE       TO AVERAGE
                                                           VALUE AT                 NET ASSETS    NET ASSETS       NET ASSETS
                                                            END OF      TOTAL        AT END OF      AFTER            BEFORE
                                                            PERIOD      RETURN        PERIOD      WAIVERS(3)       WAIVERS(3)
                                                           ---------    ------      -----------   ----------       ----------
HARTFORD HIGH YIELD HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................   $ 9.62        0.28%(2)  $   496,856      0.77%(1)         0.77%(1)
 Class IB................................................     9.54        0.16(2)       292,993      1.02(1)          1.02(1)
 For the Year Ended December 31, 2004
 Class IA................................................    10.26        7.40          518,881      0.77             0.77
 Class IB................................................    10.17        7.14          309,672      1.02             1.02
 For the Year Ended December 31, 2003
 Class IA................................................    10.06       23.18          481,315      0.78             0.78
 Class IB................................................     9.98       22.88          259,544      1.03             1.03
 For the Year Ended December 31, 2002
 Class IA................................................     8.49(5)    (6.89)         200,017      0.82             0.82
 Class IB................................................     8.44(5)    (7.14)          57,084      1.05             1.07
 For the Year Ended December 31, 2001
 Class IA................................................     9.64(5)     2.69          127,044      0.81             0.81
 Class IB................................................     9.61(5)     2.54           25,901      0.99             1.06
 For the Year Ended December 31, 2000
 Class IA................................................     9.39(5)     1.03           66,104      0.81             0.81
 Class IB................................................     9.38(5)     0.85            2,497      0.99             1.06
HARTFORD INDEX HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................    30.73       (1.01)(2)    1,804,767      0.44(1)          0.44(1)
 Class IB................................................    30.56       (1.13)(2)      255,856      0.69(1)          0.69(1)
 For the Year Ended December 31, 2004
 Class IA................................................    32.17       10.39        1,973,470      0.44             0.44
 Class IB................................................    32.02       10.12          252,959      0.69             0.69
 For the Year Ended December 31, 2003
 Class IA................................................    29.60       28.13        1,934,490      0.44             0.44
 Class IB................................................    29.49       27.81          195,900      0.69             0.69
 For the Year Ended December 31, 2002
 Class IA................................................    23.46(5)   (22.45)       1,553,260      0.44             0.44
 Class IB................................................    23.39(5)   (22.63)          68,832      0.67             0.69
 For the Year Ended December 31, 2001
 Class IA................................................    31.81(5)   (12.31)       1,976,361      0.43             0.43
 Class IB................................................    31.75(5)   (12.47)          46,056      0.61             0.68
 For the Year Ended December 31, 2000
 Class IA................................................    37.25(5)    (9.50)       2,387,000      0.43             0.43
 Class IB................................................    37.20(5)    (9.66)          16,272      0.61             0.68
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................    11.79       (0.53)(2)    1,070,708      0.79(1)          0.79(1)
 Class IB................................................    11.75       (0.66)(2)      266,889      1.04(1)          1.04(1)
 For the Year Ended December 31, 2004
 Class IA................................................    11.86       18.08        1,054,884      0.80             0.80
 Class IB................................................    11.83       17.79          247,752      1.05             1.05
 For the Year Ended December 31, 2003
 Class IA................................................    10.11       33.10          823,760      0.83             0.83
 Class IB................................................    10.09       32.76           76,246      1.08             1.08
 For the Year Ended December 31, 2002
 Class IA................................................     7.66(5)   (17.93)         646,903      0.81             0.81
 Class IB................................................     7.66(5)   (18.12)          26,641      1.04             1.06
 For the Year Ended December 31, 2001
 Class IA................................................     9.53(5)   (18.73)         941,934      0.81             0.81
 Class IB................................................     9.51(5)   (18.88)          22,277      0.99             1.06
 For the Year Ended December 31, 2000
 Class IA................................................    13.64(5)   (17.10)       1,326,609      0.78             0.78
 Class IB................................................    13.65(5)   (17.25)          18,682      0.96             1.03

                                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           -------------------------------------------------------------
                                                            RATIO OF
                                                              NET
                                                           INVESTMENT
                                                           INCOME TO                                           PORTFOLIO
                                                            AVERAGE                                            TURNOVER
                                                           NET ASSETS                                           RATE(6)
                                                           ----------                                          ---------
HARTFORD HIGH YIELD HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      6.37%(1)                                            49%
 Class IB................................................      6.12(1)                                             49
 For the Year Ended December 31, 2004
 Class IA................................................      6.31                                                92
 Class IB................................................      6.06                                                92
 For the Year Ended December 31, 2003
 Class IA................................................      7.00                                                44
 Class IB................................................      6.75                                                44
 For the Year Ended December 31, 2002
 Class IA................................................      9.33                                                60
 Class IB................................................      9.10                                                60
 For the Year Ended December 31, 2001
 Class IA................................................      9.70                                                63
 Class IB................................................      9.52                                                63
 For the Year Ended December 31, 2000
 Class IA................................................      9.15                                                69
 Class IB................................................      8.97                                                69
HARTFORD INDEX HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      1.41(1)                                              2
 Class IB................................................      1.16(1)                                              2
 For the Year Ended December 31, 2004
 Class IA................................................      1.60                                                 5
 Class IB................................................      1.35                                                 5
 For the Year Ended December 31, 2003
 Class IA................................................      1.40                                                 3
 Class IB................................................      1.15                                                 3
 For the Year Ended December 31, 2002
 Class IA................................................      1.18                                                15
 Class IB................................................      0.95                                                15
 For the Year Ended December 31, 2001
 Class IA................................................      0.91                                                 5
 Class IB................................................      0.73                                                 5
 For the Year Ended December 31, 2000
 Class IA................................................      0.75                                                 7
 Class IB................................................      0.57                                                 7
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      1.88(1)                                             53
 Class IB................................................      1.63(1)                                             53
 For the Year Ended December 31, 2004
 Class IA................................................      1.13                                               142
 Class IB................................................      0.88                                               142
 For the Year Ended December 31, 2003
 Class IA................................................      1.08                                               144
 Class IB................................................      0.83                                               144
 For the Year Ended December 31, 2002
 Class IA................................................      1.23                                               161
 Class IB................................................      1.00                                               161
 For the Year Ended December 31, 2001
 Class IA................................................      1.10                                               144
 Class IB................................................      0.92                                               144
 For the Year Ended December 31, 2000
 Class IA................................................      1.16                                               159
 Class IB................................................      0.98                                               159

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

                                                          -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          -----------------------------------------------------------------

                                                                                    NET REALIZED
                                                          NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                          VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                          BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                          OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                          ---------   ----------   --------------   ----------   ----------
HARTFORD INTERNATIONAL STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                           $13.63       $ 0.19        $ (0.57)       $ (0.38)      $(0.18)
 For the Year Ended
 2004....................................................   11.85         0.21           1.61           1.82        (0.04)
 2003....................................................    9.33         0.20           2.57           2.77        (0.25)
 2002....................................................   10.43         0.17          (1.18)         (1.01)       (0.09)
 2001....................................................   15.07         0.11          (3.62)         (3.51)          --
 2000....................................................   17.94         0.06          (1.78)         (1.72)       (0.47)
HARTFORD LARGECAP GROWTH HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                             9.58           --          (0.35)         (0.35)       (0.05)
 For the Year Ended
 2004....................................................    8.59         0.06           0.93           0.99           --
 2003....................................................    6.96           --           1.63           1.63           --
 2002....................................................   10.09        (0.02)         (3.11)         (3.13)          --
 2001....................................................   11.86        (0.01)         (1.76)         (1.77)          --
 2000....................................................   15.05        (0.03)         (2.59)         (2.62)          --
HARTFORD MIDCAP STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                            12.63        (0.03)         (0.26)         (0.29)          --
 For the Year Ended
 2004....................................................   11.21         0.01           1.43           1.44        (0.02)
 2003....................................................    8.57         0.02           2.64           2.66        (0.02)
 2002....................................................    9.85         0.02          (1.30)         (1.28)          --
 2001....................................................   10.31         0.01          (0.44)         (0.43)       (0.01)
 2000....................................................   10.68         0.02           0.93           0.95        (0.02)
HARTFORD MONEY MARKET HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................    1.00         0.01             --           0.01        (0.01)
 Class IB................................................    1.00         0.01             --           0.01        (0.01)
 For the Year Ended December 31, 2004
 Class IA................................................    1.00           --             --             --           --
 Class IB................................................    1.00           --             --             --           --
 For the Year Ended December 31, 2003
 Class IA................................................    1.00         0.01             --           0.01        (0.01)
 Class IB................................................    1.00           --             --             --           --
 For the Year Ended December 31, 2002
 Class IA................................................    1.00         0.01             --           0.01        (0.01)
 Class IB................................................    1.00         0.01             --           0.01        (0.01)
 For the Year Ended December 31, 2001
 Class IA................................................    1.00         0.04             --           0.04        (0.04)
 Class IB................................................    1.00         0.04             --           0.04        (0.04)
 For the Year Ended December 31, 2000
 Class IA................................................    1.00         0.06             --           0.06        (0.06)
 Class IB................................................    1.00         0.06             --           0.06        (0.06)

                                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           -----------------------------------------------------------------------

                                                           DIVIDENDS   DISTRIBUTIONS                                  NET INCREASE
                                                           IN EXCESS     FROM NET                                      (DECREASE)
                                                             OF NET      REALIZED      DISTRIBUTIONS                     IN NET
                                                           INVESTMENT    GAINS ON          FROM           TOTAL          ASSETS
                                                             INCOME     INVESTMENTS       CAPITAL     DISTRIBUTIONS      VALUE
                                                           ----------  -------------   -------------  -------------   ------------
HARTFORD INTERNATIONAL STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                              $ --        $    --           $--          $ (0.18)       $ (0.56)
 For the Year Ended
 2004....................................................       --             --           --             (0.04)          1.78
 2003....................................................       --             --           --             (0.25)          2.52
 2002....................................................       --             --           --             (0.09)         (1.10)
 2001....................................................       --          (1.13)          --             (1.13)         (4.64)
 2000....................................................       --          (0.68)          --             (1.15)         (2.87)
HARTFORD LARGECAP GROWTH HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                                --             --           --             (0.05)         (0.40)
 For the Year Ended
 2004....................................................       --             --           --                --           0.99
 2003....................................................       --             --           --                --           1.63
 2002....................................................       --             --           --                --          (3.13)
 2001....................................................       --             --           --                --          (1.77)
 2000....................................................       --          (0.57)          --             (0.57)         (3.19)
HARTFORD MIDCAP STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                                --          (1.36)          --             (1.36)         (1.65)
 For the Year Ended
 2004....................................................       --             --           --             (0.02)          1.42
 2003....................................................       --             --           --             (0.02)          2.64
 2002....................................................       --             --           --                --          (1.28)
 2001....................................................       --          (0.02)          --             (0.03)         (0.46)
 2000....................................................       --          (1.30)          --             (1.32)         (0.37)
HARTFORD MONEY MARKET HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................       --             --           --             (0.01)            --
 Class IB................................................       --             --           --             (0.01)            --
 For the Year Ended December 31, 2004
 Class IA................................................       --             --           --                --             --
 Class IB................................................       --             --           --                --             --
 For the Year Ended December 31, 2003
 Class IA................................................       --             --           --             (0.01)            --
 Class IB................................................       --             --           --                --             --
 For the Year Ended December 31, 2002
 Class IA................................................       --             --           --             (0.01)            --
 Class IB................................................       --             --           --             (0.01)            --
 For the Year Ended December 31, 2001
 Class IA................................................       --             --           --             (0.04)            --
 Class IB................................................       --             --           --             (0.04)            --
 For the Year Ended December 31, 2000
 Class IA................................................       --             --           --             (0.06)            --
 Class IB................................................       --             --           --             (0.06)            --

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           ------------------------------------------------------------------
                                                                                                   RATIO OF         RATIO OF
                                                                                                   EXPENSES         EXPENSES
                                                           NET ASSET                              TO AVERAGE       TO AVERAGE
                                                           VALUE AT                 NET ASSETS    NET ASSETS       NET ASSETS
                                                            END OF      TOTAL        AT END OF      AFTER            BEFORE
                                                            PERIOD      RETURN        PERIOD      WAIVERS(3)       WAIVERS(3)
                                                           ---------    ------      -----------   ----------       ----------
HARTFORD INTERNATIONAL STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                            $13.07       (2.78)%(2) $    91,224      0.94%(1)         0.94%(1)
 For the Year Ended
 2004....................................................    13.63       15.31           96,582      0.96             0.96
 2003....................................................    11.85       30.01           94,895      0.96             0.96
 2002....................................................     9.33       (9.74)          81,352      0.97             0.97
 2001....................................................    10.43      (24.17)         105,313      0.94             0.94
 2000....................................................    15.07       (9.79)         149,229      0.93             0.93
HARTFORD LARGECAP GROWTH HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                              9.18       (3.63)(2)       70,864      0.88(1)          0.98(1)
 For the Year Ended
 2004....................................................     9.58       11.54           59,766      0.96             0.96
 2003....................................................     8.59       23.42           58,670      0.93             0.93
 2002....................................................     6.96      (31.04)          51,944      0.95             0.95
 2001....................................................    10.09      (14.89)          86,475      0.95             0.95
 2000....................................................    11.86      (17.95)          98,814      0.96             0.96
HARTFORD MIDCAP STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                             10.98       (2.45)(2)       55,328      0.86(1)          1.06(1)
 For the Year Ended
 2004....................................................    12.63       12.83           59,730      0.94             0.94
 2003....................................................    11.21       31.05           56,285      0.95             0.95
 2002....................................................     8.57      (13.06)          43,251      0.97             0.97
 2001....................................................     9.85       (4.17)          46,758      1.02             1.02
 2000....................................................    10.31        8.71           37,767      1.05             1.05
HARTFORD MONEY MARKET HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................     1.00        1.14(2)     1,324,791      0.49(1)          0.49(1)
 Class IB................................................     1.00        1.01(2)       264,009      0.74(1)          0.74(1)
 For the Year Ended December 31, 2004
 Class IA................................................     1.00        0.94        1,294,525      0.48             0.48
 Class IB................................................     1.00        0.69          252,808      0.73             0.73
 For the Year Ended December 31, 2003
 Class IA................................................     1.00        0.75        1,609,439      0.49             0.49
 Class IB................................................     1.00        0.50          240,930      0.74             0.74
 For the Year Ended December 31, 2002
 Class IA................................................     1.00        1.47        2,319,456      0.49             0.49
 Class IB................................................     1.00        1.24          261,914      0.72             0.74
 For the Year Ended December 31, 2001
 Class IA................................................     1.00        3.87        1,867,520      0.48             0.48
 Class IB................................................     1.00        3.68          152,129      0.66             0.73
 For the Year Ended December 31, 2000
 Class IA................................................     1.00        6.10        1,242,275      0.48             0.48
 Class IB................................................     1.00        5.91           36,270      0.66             0.73

                                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           -------------------------------------------------------------
                                                            RATIO OF
                                                              NET
                                                           INVESTMENT
                                                           INCOME TO                                           PORTFOLIO
                                                            AVERAGE                                            TURNOVER
                                                           NET ASSETS                                           RATE(6)
                                                           ----------                                          ---------
HARTFORD INTERNATIONAL STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                               2.82%(1)                                            30%
 For the Year Ended
 2004....................................................      1.49                                                58
 2003....................................................      1.83                                                43
 2002....................................................      1.53                                                53
 2001....................................................      0.89                                                58
 2000....................................................      0.85                                                44
HARTFORD LARGECAP GROWTH HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                               0.35(1)                                             19
 For the Year Ended
 2004....................................................      0.70                                                30
 2003....................................................      0.05                                               121
 2002....................................................     (0.19)                                               44
 2001....................................................     (0.11)                                               77
 2000....................................................     (0.27)                                               68
HARTFORD MIDCAP STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
                                                              (0.48)(1)                                            52
 For the Year Ended
 2004....................................................      0.02                                               179
 2003....................................................      0.16                                                76
 2002....................................................      0.16                                                77
 2001....................................................      0.07                                                79
 2000....................................................      0.18                                               123
HARTFORD MONEY MARKET HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      2.28(1)                                             --
 Class IB................................................      2.03(1)                                             --
 For the Year Ended December 31, 2004
 Class IA................................................      0.93                                                --
 Class IB................................................      0.68                                                --
 For the Year Ended December 31, 2003
 Class IA................................................      0.75                                                --
 Class IB................................................      0.50                                                --
 For the Year Ended December 31, 2002
 Class IA................................................      1.43                                                --
 Class IB................................................      1.20                                                --
 For the Year Ended December 31, 2001
 Class IA................................................      3.58                                                --
 Class IB................................................      3.40                                                --
 For the Year Ended December 31, 2000
 Class IA................................................      5.91                                                --
 Class IB................................................      5.73                                                --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                          -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          -----------------------------------------------------------------

                                                                                    NET REALIZED
                                                          NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                          VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                          BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                          OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                          ---------   ----------   --------------   ----------   ----------
HARTFORD SMALLCAP GROWTH HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................  $20.26       $ 0.01        $  0.50        $  0.51       $   --
 Class IB................................................   20.21         0.01           0.48           0.49           --
 For the Year Ended December 31, 2004
 Class IA................................................   17.55         0.04           2.67           2.71           --
 Class IB................................................   17.55         0.03           2.63           2.66           --
 For the Year Ended December 31, 2003
 Class IA................................................   11.70           --           5.85           5.85           --
 Class IB................................................   11.73        (0.01)          5.83           5.82           --
 For the Year Ended December 31, 2002
 Class IA................................................   16.44        (0.02)         (4.72)         (4.74)          --
 From inception April, 30 2002 through December 31, 2002
 Class IB................................................   15.96        (0.01)         (4.22)         (4.23)          --
 For the Year Ended December 31, 2001
 Class IA................................................   23.73           --          (4.91)         (4.91)          --
 For the Year Ended December 31, 2000
 Class IA................................................   33.79           --          (3.06)         (3.06)          --
HARTFORD SMALLCAP VALUE HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................   16.61         0.08          (0.85)         (0.77)       (0.10)
 Class IB................................................   16.59         0.12          (0.92)         (0.80)       (0.09)
 For the Year Ended December 31, 2004
 Class IA................................................   14.81         0.13           1.92           2.05        (0.10)
 Class IB................................................   14.78         0.15           1.91           2.06        (0.10)
 For the Year Ended December 31, 2003
 Class IA................................................   10.88         0.13           4.01           4.14        (0.06)
 From inception July 1, 2003 through December 31, 2003
 Class IB................................................   12.06           --           2.72           2.72           --
 For the Year Ended December 31, 2002
 Class IA................................................   14.20         0.07          (1.93)         (1.86)       (0.10)
 For the Year Ended December 31, 2001
 Class IA................................................   11.74         0.13           2.33           2.46           --
 For the Year Ended December 31, 2000
 Class IA................................................   10.20         0.17           2.54           2.71        (0.17)
HARTFORD STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................   45.72         0.31          (0.44)         (0.13)       (0.28)
 Class IB................................................   45.59         0.29          (0.48)         (0.19)       (0.24)
 For the Year Ended December 31, 2004
 Class IA................................................   44.37         0.74           1.10           1.84        (0.49)
 Class IB................................................   44.29         0.64           1.08           1.72        (0.42)
 For the Year Ended December 31, 2003
 Class IA................................................   35.46         0.46           8.93           9.39        (0.48)
 Class IB................................................   35.42         0.38           8.88           9.26        (0.39)
 For the Year Ended December 31, 2002
                                                                                       (11.94)
 Class IA................................................   47.36(5)      0.43(5)            (5)      (11.51)(5)    (0.39)(5)
 Class IB................................................   47.31(5)      0.38(5)      (11.95)(5)     (11.57)(5)    (0.32)(5)
 For the Year Ended December 31, 2001
 Class IA................................................   58.80(5)      0.41(5)       (7.42)(5)      (7.01)(5)    (0.38)(5)
 Class IB................................................   58.79(5)      0.46(5)       (7.57)(5)      (7.11)(5)    (0.32)(5)
 For the Year Ended December 31, 2000
 Class IA................................................   71.47(5)      0.39(5)       (5.00)(5)      (4.61)(5)    (0.41)(5)
 Class IB................................................   71.51(5)      0.74(5)       (5.47)(5)      (4.72)(5)    (0.34)(5)

                                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           -----------------------------------------------------------------------

                                                           DIVIDENDS   DISTRIBUTIONS                                  NET INCREASE
                                                           IN EXCESS     FROM NET                                      (DECREASE)
                                                             OF NET      REALIZED      DISTRIBUTIONS                     IN NET
                                                           INVESTMENT    GAINS ON          FROM           TOTAL          ASSETS
                                                             INCOME     INVESTMENTS       CAPITAL     DISTRIBUTIONS      VALUE
                                                           ----------  -------------   -------------  -------------   ------------
HARTFORD SMALLCAP GROWTH HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................     $ --        $    --           $--          $    --        $  0.51
 Class IB................................................       --             --           --                --           0.49
 For the Year Ended December 31, 2004
 Class IA................................................       --             --           --                --           2.71
 Class IB................................................       --             --           --                --           2.66
 For the Year Ended December 31, 2003
 Class IA................................................       --             --           --                --           5.85
 Class IB................................................       --             --           --                --           5.82
 For the Year Ended December 31, 2002
 Class IA................................................       --             --           --                --          (4.74)
 From inception April, 30 2002 through December 31, 2002
 Class IB................................................       --             --           --                --          (4.23)
 For the Year Ended December 31, 2001
 Class IA................................................       --          (2.38)          --             (2.38)         (7.29)
 For the Year Ended December 31, 2000
 Class IA................................................       --          (7.00)          --             (7.00)        (10.06)
HARTFORD SMALLCAP VALUE HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................       --          (1.07)          --             (1.17)         (1.94)
 Class IB................................................       --          (1.07)          --             (1.16)         (1.96)
 For the Year Ended December 31, 2004
 Class IA................................................       --          (0.15)          --             (0.25)          1.80
 Class IB................................................       --          (0.15)          --             (0.25)          1.81
 For the Year Ended December 31, 2003
 Class IA................................................       --          (0.15)          --             (0.21)          3.93
 From inception July 1, 2003 through December 31, 2003
 Class IB................................................       --             --           --                --           2.72
 For the Year Ended December 31, 2002
 Class IA................................................       --          (1.36)          --             (1.46)         (3.32)
 For the Year Ended December 31, 2001
 Class IA................................................       --             --           --                --           2.46
 For the Year Ended December 31, 2000
 Class IA................................................       --          (1.00)          --             (1.17)          1.54
HARTFORD STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................       --             --           --             (0.28)         (0.41)
 Class IB................................................       --             --           --             (0.24)         (0.43)
 For the Year Ended December 31, 2004
 Class IA................................................       --             --           --             (0.49)          1.35
 Class IB................................................       --             --           --             (0.42)          1.30
 For the Year Ended December 31, 2003
 Class IA................................................       --             --           --             (0.48)          8.91
 Class IB................................................       --             --           --             (0.39)          8.87
 For the Year Ended December 31, 2002

 Class IA................................................       --(5)          --(5)        --(5)          (0.39)(5)     (11.90)(5)
 Class IB................................................       --(5)          --(5)        --(5)          (0.32)(5)     (11.89)(5)
 For the Year Ended December 31, 2001
 Class IA................................................       --(5)       (4.05)(5)       --(5)          (4.43)(5)     (11.44)(5)
 Class IB................................................       --(5)       (4.05)(5)       --(5)          (4.37)(5)     (11.48)(5)
 For the Year Ended December 31, 2000
 Class IA................................................       --(5)       (7.65)(5)       --(5)          (8.06)(5)     (12.67)(5)
 Class IB................................................       --(5)       (7.66)(5)       --(5)          (8.00)(5)     (12.72)(5)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           ------------------------------------------------------------------
                                                                                                   RATIO OF         RATIO OF
                                                                                                   EXPENSES         EXPENSES
                                                           NET ASSET                              TO AVERAGE       TO AVERAGE
                                                           VALUE AT                 NET ASSETS    NET ASSETS       NET ASSETS
                                                            END OF      TOTAL        AT END OF      AFTER            BEFORE
                                                            PERIOD      RETURN        PERIOD      WAIVERS(3)       WAIVERS(3)
                                                           ---------    ------      -----------   ----------       ----------
HARTFORD SMALLCAP GROWTH HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................   $20.77        2.51%(2)  $   611,745      0.63%(1)         0.63%(1)
 Class IB................................................    20.70        2.42(2)       246,893      0.88(1)          0.88(1)
 For the Year Ended December 31, 2004
 Class IA................................................    20.26       15.43          503,717      0.64             0.64
 Class IB................................................    20.21       15.14          201,589      0.89             0.89
 For the Year Ended December 31, 2003
 Class IA................................................    17.55       50.06          346,380      0.66             0.66
 Class IB................................................    17.55       49.70           74,592      0.91             0.91
 For the Year Ended December 31, 2002
 Class IA................................................    11.70      (28.83)         184,062      0.69             0.69
 From inception April, 30 2002 through December 31, 2002
 Class IB................................................    11.73      (26.51)(2)        7,150      0.89(1)          0.89(1)
 For the Year Ended December 31, 2001
 Class IA................................................    16.44      (20.18)         272,272      0.68             0.68
 For the Year Ended December 31, 2000
 Class IA................................................    23.73      (15.08)         352,615      0.66             0.66
HARTFORD SMALLCAP VALUE HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................    14.67        2.47(2)       110,683      0.92(1)          0.92(1)
 Class IB................................................    14.63        2.33(2)            86      1.17(1)          1.17(1)
 For the Year Ended December 31, 2004
 Class IA................................................    16.61       13.98          114,296      0.92             0.92
 Class IB................................................    16.59       14.06               32      1.17             1.17
 For the Year Ended December 31, 2003
 Class IA................................................    14.81       38.46          105,589      0.92             0.92
 From inception July 1, 2003 through December 31, 2003
 Class IB................................................    14.78       25.54(2)             1      1.17(1)          1.17(1)
 For the Year Ended December 31, 2002
 Class IA................................................    10.88      (15.17)          85,029      0.92             0.92
 For the Year Ended December 31, 2001
 Class IA................................................    14.20       21.01          108,672      0.96             0.96
 For the Year Ended December 31, 2000
 Class IA................................................    11.74       27.00           58,027      1.03             1.03
HARTFORD STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................    45.31       (0.31)(2)    5,160,974      0.50(1)          0.50(1)
 Class IB................................................    45.16       (0.43)(2)      731,067      0.75(1)          0.75(1)
 For the Year Ended December 31, 2004
 Class IA................................................    45.72        4.17        5,657,942      0.49             0.49
 Class IB................................................    45.59        3.91          718,293      0.74             0.74
 For the Year Ended December 31, 2003
 Class IA................................................    44.37       26.47        6,014,675      0.49             0.49
 Class IB................................................    44.29       26.16          562,979      0.74             0.74
 For the Year Ended December 31, 2002

 Class IA................................................    35.46(5)   (24.25)       5,094,276      0.49             0.49
 Class IB................................................    35.42(5)   (24.42)         296,767      0.72             0.74
 For the Year Ended December 31, 2001
 Class IA................................................    47.36(5)   (12.23)       7,834,643      0.49             0.49
 Class IB................................................    47.31(5)   (12.39)         271,475      0.67             0.74
 For the Year Ended December 31, 2000
 Class IA................................................    58.80(5)    (7.04)       9,590,018      0.48             0.48
 Class IB................................................    58.79(5)    (7.21)         136,077      0.66             0.73

                                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           -------------------------------------------------------------
                                                            RATIO OF
                                                              NET
                                                           INVESTMENT
                                                           INCOME TO                                           PORTFOLIO
                                                            AVERAGE                                            TURNOVER
                                                           NET ASSETS                                           RATE(6)
                                                           ----------                                          ---------
HARTFORD SMALLCAP GROWTH HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      0.21%(1)                                            52%
 Class IB................................................     (0.04)(1)                                            52
 For the Year Ended December 31, 2004
 Class IA................................................      0.27                                                88
 Class IB................................................      0.02                                                88
 For the Year Ended December 31, 2003
 Class IA................................................     (0.01)                                              101
 Class IB................................................     (0.26)                                              101
 For the Year Ended December 31, 2002
 Class IA................................................     (0.18)                                               99
 From inception April, 30 2002 through December 31, 2002
 Class IB................................................     (0.13)(1)                                            99
 For the Year Ended December 31, 2001
 Class IA................................................     (0.02)                                              164
 For the Year Ended December 31, 2000
 Class IA................................................      0.01                                               160
HARTFORD SMALLCAP VALUE HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      0.97(1)                                             21
 Class IB................................................      0.72(1)                                             21
 For the Year Ended December 31, 2004
 Class IA................................................      0.80                                                51
 Class IB................................................      0.55                                                51
 For the Year Ended December 31, 2003
 Class IA................................................      0.99                                                57
 From inception July 1, 2003 through December 31, 2003
 Class IB................................................      0.74(1)                                             57
 For the Year Ended December 31, 2002
 Class IA................................................      0.60                                                44
 For the Year Ended December 31, 2001
 Class IA................................................      1.19                                                49
 For the Year Ended December 31, 2000
 Class IA................................................      1.71                                                90
HARTFORD STOCK HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      1.26(1)                                             37
 Class IB................................................      1.01(1)                                             37
 For the Year Ended December 31, 2004
 Class IA................................................      1.61                                                30
 Class IB................................................      1.36                                                30
 For the Year Ended December 31, 2003
 Class IA................................................      1.18                                                37
 Class IB................................................      0.93                                                37
 For the Year Ended December 31, 2002

 Class IA................................................      0.97                                                44
 Class IB................................................      0.75                                                44
 For the Year Ended December 31, 2001
 Class IA................................................      0.80                                                39
 Class IB................................................      0.62                                                39
 For the Year Ended December 31, 2000
 Class IA................................................      0.64                                                40
 Class IB................................................      0.46                                                40

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

                                                          -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          -----------------------------------------------------------------

                                                                                    NET REALIZED
                                                          NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                          VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                          BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                          OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                          ---------   ----------   --------------   ----------   ----------
HARTFORD TOTAL RETURN BOND HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................  $11.94       $ 0.20        $ (0.10)       $  0.30       $(0.39)
 Class IB................................................   11.86         0.21          (0.06)          0.27        (0.36)
 For the Year Ended December 31, 2004
 Class IA................................................   12.32         0.40           0.12           0.52        (0.58)
 Class IB................................................   12.25         0.45           0.04           0.49        (0.56)
 For the Year Ended December 31, 2003
 Class IA................................................   11.95         0.36           0.57           0.93        (0.50)
 Class IB................................................   11.90         0.40           0.50           0.90        (0.49)
 For the Year Ended December 31, 2002
 Class IA................................................   11.46(5)      0.56(5)       (0.01)(5)       0.55(5)     (0.05)(5)
 Class IB................................................   11.43(5)      0.46(5)        0.07(5)        0.53(5)     (0.05)(5)
 For the Year Ended December 31, 2001
 Class IA................................................   11.08(5)      0.46(5)        0.48(5)        0.94(5)     (0.56)(5)
 Class IB................................................   11.07(5)      0.41(5)        0.50(5)        0.91(5)     (0.55)(5)
 For the Year Ended December 31, 2000
 Class IA................................................    9.94(5)      0.69(5)        0.50(5)        1.19(5)     (0.05)(5)
 Class IB................................................    9.95(5)      0.61(5)        0.56(5)        1.17(5)     (0.05)(5)
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................   11.24         0.16           0.01           0.17        (0.33)
 Class IB................................................   11.19         0.16             --           0.16        (0.31)
 For the Year Ended December 31, 2004
 Class IA................................................   11.43         0.29          (0.07)          0.22        (0.41)
 Class IB................................................   11.39         0.37          (0.18)          0.19        (0.39)
 For the Year Ended December 31, 2003
 Class IA................................................   11.36         0.31          (0.07)          0.24        (0.17)
 Class IB................................................   11.34         0.27          (0.05)          0.22        (0.17)
 For the Year Ended December 31, 2002
 Class IA................................................   10.79         0.22           0.89           1.11        (0.54)
 From inception April 30, 2002 through December 31, 2002
 Class IB................................................   10.51         0.15           0.68           0.83           --
 For the Year Ended December 31, 2001
 Class IA................................................   10.59         0.50           0.28           0.78        (0.58)
 For the Year Ended December 31, 2000
 Class IA................................................   10.13         0.70           0.46           1.16        (0.70)
HARTFORD VALUE OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................   18.16         0.05           0.25           0.30        (0.10)
 Class IB................................................   18.06         0.06           0.22           0.28        (0.09)
 For the Year Ended December 31, 2004
 Class IA................................................   15.33         0.13           2.75           2.88        (0.05)
 Class IB................................................   15.27         0.11           2.72           2.83        (0.04)
 For the Year Ended December 31, 2003
 Class IA................................................   10.86         0.06           4.48           4.54        (0.07)
 Class IB................................................   10.84         0.08           4.41           4.49        (0.06)
 For the Year Ended December 31, 2002
 Class IA................................................   14.83         0.07          (3.68)         (3.61)       (0.09)
 From inception April 30, 2002 through December 31, 2002
 Class IB................................................   13.51         0.02          (2.69)         (2.67)          --
 For the Year Ended December 31, 2001
 Class IA................................................   17.38         0.08          (0.48)         (0.40)       (0.11)
 For the Year Ended December 31, 2000
 Class IA................................................   15.65         0.14           2.68           2.82        (0.13)

                                                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           -----------------------------------------------------------------------

                                                           DIVIDENDS   DISTRIBUTIONS                                  NET INCREASE
                                                           IN EXCESS     FROM NET                                      (DECREASE)
                                                             OF NET      REALIZED      DISTRIBUTIONS                     IN NET
                                                           INVESTMENT    GAINS ON          FROM           TOTAL          ASSETS
                                                             INCOME     INVESTMENTS       CAPITAL     DISTRIBUTIONS      VALUE
                                                           ----------  -------------   -------------  -------------   ------------
HARTFORD TOTAL RETURN BOND HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................     $ --        $ (0.04)          $--          $ (0.43)       $ (0.13)
 Class IB................................................       --          (0.04)          --             (0.40)         (0.13)
 For the Year Ended December 31, 2004
 Class IA................................................       --          (0.32)          --             (0.90)         (0.38)
 Class IB................................................       --          (0.32)          --             (0.88)         (0.39)
 For the Year Ended December 31, 2003
 Class IA................................................       --          (0.06)          --             (0.56)          0.37
 Class IB................................................       --          (0.06)          --             (0.55)          0.35
 For the Year Ended December 31, 2002
 Class IA................................................       --(5)       (0.01)(5)       --(5)          (0.06)(5)       0.49(5)
 Class IB................................................       --(5)       (0.01)(5)       --(5)          (0.06)(5)       0.47(5)
 For the Year Ended December 31, 2001
 Class IA................................................       --(5)          --(5)        --(5)          (0.56)(5)       0.38(5)
 Class IB................................................       --(5)          --(5)        --(5)          (0.55)(5)       0.36(5)
 For the Year Ended December 31, 2000
 Class IA................................................       --(5)          --(5)        --(5)          (0.05)(5)       1.14(5)
 Class IB................................................       --(5)          --(5)        --(5)          (0.05)(5)       1.12(5)
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................       --             --           --             (0.33)         (0.16)
 Class IB................................................       --             --           --             (0.31)         (0.15)
 For the Year Ended December 31, 2004
 Class IA................................................       --             --           --             (0.41)         (0.19)
 Class IB................................................       --             --           --             (0.39)         (0.20)
 For the Year Ended December 31, 2003
 Class IA................................................       --             --           --             (0.17)          0.07
 Class IB................................................       --             --           --             (0.17)          0.05
 For the Year Ended December 31, 2002
 Class IA................................................       --             --           --             (0.54)          0.57
 From inception April 30, 2002 through December 31, 2002
 Class IB................................................       --             --           --                --           0.83
 For the Year Ended December 31, 2001
 Class IA................................................       --             --           --             (0.58)          0.20
 For the Year Ended December 31, 2000
 Class IA................................................       --             --           --             (0.70)          0.46
HARTFORD VALUE OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................       --          (0.45)          --             (0.55)         (0.25)
 Class IB................................................       --          (0.45)          --             (0.54)         (0.26)
 For the Year Ended December 31, 2004
 Class IA................................................       --             --           --             (0.05)          2.83
 Class IB................................................       --             --           --             (0.04)          2.79
 For the Year Ended December 31, 2003
 Class IA................................................       --             --           --             (0.07)          4.47
 Class IB................................................       --             --           --             (0.06)          4.43
 For the Year Ended December 31, 2002
 Class IA................................................       --          (0.27)          --             (0.36)         (3.97)
 From inception April 30, 2002 through December 31, 2002
 Class IB................................................       --             --           --                --          (2.67)
 For the Year Ended December 31, 2001
 Class IA................................................       --          (2.04)          --             (2.15)         (2.55)
 For the Year Ended December 31, 2000
 Class IA................................................       --          (0.96)          --             (1.09)          1.73

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           ------------------------------------------------------------------
                                                                                                   RATIO OF         RATIO OF
                                                                                                   EXPENSES         EXPENSES
                                                           NET ASSET                              TO AVERAGE       TO AVERAGE
                                                           VALUE AT                 NET ASSETS    NET ASSETS       NET ASSETS
                                                            END OF      TOTAL        AT END OF      AFTER            BEFORE
                                                            PERIOD      RETURN        PERIOD      WAIVERS(3)       WAIVERS(3)
                                                           ---------    ------      -----------   ----------       ----------
HARTFORD TOTAL RETURN BOND HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................   $11.81        2.51%(2)  $ 2,645,196      0.50%(1)         0.50%(1)
 Class IB................................................    11.73        2.38(2)     1,082,135      0.75(1)          0.75(1)
 For the Year Ended December 31, 2004
 Class IA................................................    11.94        4.62        2,507,021      0.50             0.50
 Class IB................................................    11.86        4.36          991,065      0.75             0.75
 For the Year Ended December 31, 2003
 Class IA................................................    12.32        7.85        2,332,343      0.50             0.50
 Class IB................................................    12.25        7.58          734,768      0.75             0.75
 For the Year Ended December 31, 2002
 Class IA................................................    11.95(5)    10.08        2,145,266      0.51             0.51
 Class IB................................................    11.90(5)     9.83          382,864      0.75             0.76
 For the Year Ended December 31, 2001
 Class IA................................................    11.46(5)     8.68        1,549,698      0.51             0.51
 Class IB................................................    11.43(5)     8.49          152,254      0.69             0.76
 For the Year Ended December 31, 2000
 Class IA................................................    11.08(5)    11.99        1,033,043      0.52             0.52
 Class IB................................................    11.07(5)    11.79           31,551      0.70             0.77
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................    11.08        1.46(2)       558,336      0.48(1)          0.48(1)
 Class IB................................................    11.04        1.34(2)       326,280      0.73(1)          0.73(1)
 For the Year Ended December 31, 2004
 Class IA................................................    11.24        2.07          523,819      0.47             0.47
 Class IB................................................    11.19        1.82          294,711      0.72             0.72
 For the Year Ended December 31, 2003
 Class IA................................................    11.43        2.15          514,243      0.47             0.47
 Class IB................................................    11.39        1.89          239,023      0.72             0.72
 For the Year Ended December 31, 2002
 Class IA................................................    11.36       10.73          590,626      0.49             0.49
 From inception April 30, 2002 through December 31, 2002
 Class IB................................................    11.34        7.96(2)       100,867      0.74(1)          0.74(1)
 For the Year Ended December 31, 2001
 Class IA................................................    10.79        7.50          174,333      0.51             0.51
 For the Year Ended December 31, 2000
 Class IA................................................    10.59       11.81          141,415      0.52             0.52
HARTFORD VALUE OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................    17.91        1.64(2)       348,878      0.65(1)          0.65(1)
 Class IB................................................    17.80        1.51(2)       143,310      0.90(1)          0.90(1)
 For the Year Ended December 31, 2004
 Class IA................................................    18.16       18.87          259,593      0.67             0.67
 Class IB................................................    18.06       18.58           81,772      0.92             0.92
 For the Year Ended December 31, 2003
 Class IA................................................    15.33       41.87          156,879      0.71             0.71
 Class IB................................................    15.27       41.52           32,572      0.96             0.96
 For the Year Ended December 31, 2002
 Class IA................................................    10.86      (24.95)          88,793      0.73             0.73
 From inception April 30, 2002 through December 31, 2002
 Class IB................................................    10.84      (19.74)(2)        3,160      0.91(1)          0.91(1)
 For the Year Ended December 31, 2001
 Class IA................................................    14.83       (2.55)         130,567      0.73             0.73
 For the Year Ended December 31, 2000
 Class IA................................................    17.38       18.49          111,590      0.76             0.76

                                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                           -------------------------------------------------------------
                                                            RATIO OF
                                                              NET
                                                           INVESTMENT
                                                           INCOME TO                                           PORTFOLIO
                                                            AVERAGE                                            TURNOVER
                                                           NET ASSETS                                           RATE(6)
                                                           ----------                                          ---------
HARTFORD TOTAL RETURN BOND HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      3.94%(1)                                           131%
 Class IB................................................      3.69(1)                                            131
 For the Year Ended December 31, 2004
 Class IA................................................      3.72                                               164
 Class IB................................................      3.47                                               164
 For the Year Ended December 31, 2003
 Class IA................................................      3.74                                               215
 Class IB................................................      3.49                                               215
 For the Year Ended December 31, 2002
 Class IA................................................      5.58                                               108
 Class IB................................................      5.34                                               108
 For the Year Ended December 31, 2001
 Class IA................................................      5.87                                               185
 Class IB................................................      5.69                                               185
 For the Year Ended December 31, 2000
 Class IA................................................      6.54                                               169
 Class IB................................................      6.36                                               169
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      3.46(1)                                            113
 Class IB................................................      3.21(1)                                            113
 For the Year Ended December 31, 2004
 Class IA................................................      3.08                                               247
 Class IB................................................      2.83                                               247
 For the Year Ended December 31, 2003
 Class IA................................................      2.74                                               191
 Class IB................................................      2.49                                               191
 For the Year Ended December 31, 2002
 Class IA................................................      3.47                                               283
 From inception April 30, 2002 through December 31, 2002
 Class IB................................................      5.13(1)                                            283
 For the Year Ended December 31, 2001
 Class IA................................................      5.55                                               155
 For the Year Ended December 31, 2000
 Class IA................................................      6.28                                               128
HARTFORD VALUE OPPORTUNITIES HLS FUND
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA................................................      1.31(1)                                             28
 Class IB................................................      1.06(1)                                             28
 For the Year Ended December 31, 2004
 Class IA................................................      1.10                                                80
 Class IB................................................      0.85                                                80
 For the Year Ended December 31, 2003
 Class IA................................................      0.62                                                48
 Class IB................................................      0.37                                                48
 For the Year Ended December 31, 2002
 Class IA................................................      0.60                                                67
 From inception April 30, 2002 through December 31, 2002
 Class IB................................................      1.06(1)                                             67
 For the Year Ended December 31, 2001
 Class IA................................................      0.68                                               147
 For the Year Ended December 31, 2000
 Class IA................................................      0.87                                               171

---------------
(1)Annualized.
(2)Not annualized.
(3)Ratios do not reflect reductions for expense offsets (See Note 3(e)).

--------------------------------------------------------------------------------

(4)Information presented relates to a share of capital stock outstanding for the indicated period.
(5)Per shares amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002. (See Note 11(a)).
(6)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)The Fund's previous investment adviser voluntarily undertook to limit annual expenses for Capital Opportunities Series (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.38% and (0.19%), respectively.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. each have a Board of Directors that elects officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation or retirement, or until his or her successor is elected and qualifies.

Each officer and three of the funds' directors, as noted in the chart below, are "interested" persons of the funds, as defined in Section 2(a)(19) of the Investment Company Act of 1940, by virtue of an affiliation with, as equity ownership of, HL Advisors or other affiliated companies. Except for Mr. Znamierowski and Ms. Jaffee, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 80 funds. Mr. Znamierowski oversees 62 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Ms. Jaffee oversees 63 funds and serves as a director only for The Hartford Mutual Funds, Inc., Hartford Series Fund, Inc. and The Hartford Income Shares Fund, Inc. Currently, all of the funds have the same officers. Correspondence may be sent to directors and officers c/o Hartford HLS Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Ms. Settimi may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the funds, date first elected or appointed to Hartford Series Fund, Inc. ("SF") and Hartford HLS Series Fund II, Inc. ("SF2"), principal occupation, and, for directors, other directorships held.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) includes additional information about fund directors, and is available upon request without charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 59) Director since 2003
     Chairman of the Litigation Committee; Co-Chairman of the Investment
     Committee
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of the The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

ROBERT M. GAVIN, JR.(age 65) Director since 2002 (SF) and 1986 (SF2), Chairman of the Board
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

DUANE E. HILL (age 60) Director since 2001 (SF) and 2002 (SF2), Chairman of the Nominating Committee
     Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

SANDRA S. JAFFEE (age 63) Director(1) since 2005(SF)
     Ms. Jaffee is an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank's Global Securities Services (1995-2003).

PHILLIP O. PETERSON (age 60) Director since 2002 (SF) and 2000 (SF2), Chairman of the Audit Committee
     Mr. Peterson is a mutual fund industry consultant. From January 2004 to April 2005, Mr. Peterson served as Independent President of Strong Mutual Funds. Mr. Peterson was a partner of KPMG LLP until July 1999.

---------------
(1) Director of Hartford Series Fund, Inc. only. Ms. Jaffee is a consultant for a controlling shareholder of Institutional Shareholder Services, Inc. an unaffiliated third party corporate governance research service company ("ISS"), and serves as a director of ISS and as a member of the Executive Committee of the board of directors of ISS. From time to time, ISS may provide in-depth analyses of shareholder meeting agendas, vote recommendations, record-keeping or vote disclosure services to one or more of the sub-advisers to the Funds.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 47) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life, Inc. Mr. Marra was named President of Hartford Life, Inc. in 2001 and Chief Operating Officer in 2000, and served as Director of Hartford Life Inc.'s Investment Products Division from 1998 to 2000. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors").

LOWNDES A. SMITH (age 65) Director since 1996 (SF) and 2002 (SF2) Co-Chairman of the Investment Committee
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of Hartford Life Insurance Company from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group Ltd. since November 2003.

DAVID M. ZNAMIEROWSKI (age 45) Director since 1999 (SF), President since 1999
(SF) and 2001 (SF2)(2)
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment Management"), Executive Vice President and Chief Investment Officer of Hartford Life and Executive Vice President and Chief Investment Officer of The Hartford. Mr. Znamierowski is also a Managing Member and Executive Vice President of HISFCO and HL Advisors.

OTHER OFFICERS

WILLIAM H. DAVISON, JR. (age 48) Vice President since 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment Management. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 47) Vice President since 2002 (SF) and 1993 (SF2), Controller and Treasurer since 2004
     Ms. Fagely has been a Vice President of Hartford Administrative Services Company ("HASCO") since 1998. Prior to 1998, she was Second Vice President of HASCO. Ms. Fagely is a Vice President of Hartford Life Insurance Company, where she served as Assistant Vice President from December 2001 through May 2005. In addition, she is Controller of HIFSCO.

MARY JANE FORTIN (age 40) Vice President since 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life Insurance Company. She also serves as Vice President of HL Advisors and HIFSCO. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 53) Vice President since 1996 (SF) and 2001 (SF2), Chief Compliance Officer since 2004
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company. In addition, he serves as Chief Broker/Dealer Compliance Officer for HIFSCO.

STEPHEN T. JOYCE (age 46) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Solutions Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors.

---------------
(2) From February 1, 2005 to March 27, 2005, John C. Walters served as President and Chief Executive Officer of the Companies.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

EDWARD P. MACDONALD (age 38) Vice President and Secretary since 2005
     Mr. Macdonald serves as Assistant General Counsel of The Hartford. Prior to joining The Hartford in 2005, Mr. Macdonald was with Prudential Financial (formerly American Skandia Investment Services, Inc.) where he served as Chief Counsel, Investment Management (July 2002 to March 2005); Senior Counsel, Securities (September 2000 to June 2002); Counsel (December 1999 to August 2000) ; and Senior Associate of Counsel (April 1999 to December
     1999).

DENISE A. SETTIMI (age 44) Vice President since 2005
     Ms. Settimi currently serves as Assistant Vice President Securities Operations of HASCO. Previously, Ms. Settimi was with American Express Financial Advisors, where she was Director of Retirement Plan Services from 1997 to 2003.

JOHN C. WALTERS (age 43) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and a record of how the Funds voted any proxies for the twelve month period ended June 30, 2005, is available
(1) without charge, upon request, by calling 1-800-862-6668 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available (1) without charge, upon request, by calling 1-800-862-6668 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

Pursuant to an investment sub-advisory agreement (the Agreement) between HL Advisors and Lazard Asset Management LLC (LAM), LAM serves as the investment sub-adviser to Hartford International Stock HLS Fund (the Portfolio). LAM is a wholly-owned subsidiary of Lazard Freres & Co. LLC, which is a wholly-owned subsidiary of Lazard Group LLC (Lazard). In connection with an initial public offering, Lazard entered into a series of transactions that included the formation of a new parent entity, Lazard Ltd, which on May 5, 2005 made a public offering of its shares and involved other related changes in the structure of Lazard (the Restructuring). To the extent that the Restructuring could have been deemed to be an "assignment" (as defined under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 (the 1940 Act)) of the Agreement between HL Advisors and LAM, the Agreement would have terminated in accordance with the terms of the 1940 Act.

At a meeting of the Board of Directors of HLS Series Fund II, Inc. held on April 12, 2005, the Board of Directors, including the Directors who are not "interested persons" (as that term is defined in the 1940 Act) of the Portfolio, HL Advisors or Hartford Securities Distribution Company, Inc. (Independent Directors), approved HL Advisors' proposal to continue the Agreement. The approval of the continuation of LAM as the investment sub-adviser to the Portfolio did not require shareholder approval because of an exemptive order (the Order) that the Portfolio and HL Advisors received from the Securities and Exchange Commission, which permits HL Advisors to implement new investment sub-advisory agreements with sub-advisers and to make changes to existing investment sub-advisory agreements with the approval of the Portfolio's Board of Directors, but without shareholder approval. The Order was approved by the Portfolio's shareholders on August 12, 1999.

In approving the continuation of the Agreement, the Board of Directors reviewed and evaluated information furnished by HL Advisors and LAM. The Board also discussed and reviewed the terms of the Agreement. In addition, the Board took

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY
 AGREEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

into consideration the fact that within the past nine months, the Board had conducted a complete review and evaluation of LAM and the Agreement in connection with its annual consideration of all of the Funds' advisory and sub-advisory arrangements, and had determined that the Agreement was in the best interests of the Portfolio and its shareholders. In connection with its prior approval of the Agreement, the Board had concluded, among other things, that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by LAM, including the Portfolio's performance; that the management fees to be paid to LAM with respect to the Portfolio were fair and reasonable; and that it was satisfied with the extent to which economies of scale would be shared for the benefit of investors in the Portfolio.

In considering the continuation of the Agreement after the Restructuring, the Board of Directors also considered a presentation made at the April 12 meeting by representatives of LAM, who were present by telephone, and current information relating to the factors addressed at the prior meeting, including LAM's historical performance record compared to its peer group and benchmarks recorded through the first quarter of 2005 and the nature and quality of the services LAM has continued to provide to the Portfolio. The Board considered representations by HL Advisors and by LAM that the Restructuring would not in any way affect the day-to-day management of the personnel responsible for managing the Portfolio, the manner of compensation of the Portfolio's portfolio management team, any other aspect of the services provided by LAM to the Portfolio, the fees payable either to HL Advisors or to LAM in connection with the Portfolio, the total expenses of the Portfolio, or any other matter previously considered by the Board in its prior approval of the Agreement. The Board also considered that it would again be reviewing the Agreement in connection with its annual review of all of the Funds' advisory and sub-advisory agreements at two upcoming meetings. Based upon its review of these various factors, among others, the Board concluded that it was in the best interests of the Portfolio and its shareholders for the Board to continue the Agreement following the Restructuring. As a result of the Board's determination, effective May 5, 2005, LAM continues to be a sub-adviser to the Portfolio following the formation of its new parent entity and will continue to operate under the Agreement with HL Advisors.

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements for each of the other Funds at a meeting held on July 27-28, 2004 (except for Hartford Capital Opportunities HLS Fund and Hartford LargeCap Growth HLS Fund, for which meetings were held on January 27-28, 2004 and November 4, 2003, respectively), is currently available in the Funds' Statement of Additional Information.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 EXPENSE EXAMPLE
--------------------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first three columns of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second three columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Expenses are equal to the Fund's annualized expense ratio(s) multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

                                                  ACTUAL RETURN                 HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                     ---------------------------------------   ------------------------------------------
                                                                  EXPENSES                                    EXPENSES
                                                                PAID DURING                                  PAID DURING
                                      BEGINNING      ENDING        PERIOD        BEGINNING       ENDING        PERIOD
                                       ACCOUNT       ACCOUNT    DECEMBER 31,      ACCOUNT       ACCOUNT     DECEMBER 31,
                                        VALUE         VALUE     2004 THROUGH       VALUE         VALUE      2004 THROUGH
                                     DECEMBER 31,   JUNE 30,      JUNE 30,     DECEMBER 31,     JUNE 30,      JUNE 30,
                                         2004         2005          2005           2004           2005          2005
                                     ------------   ---------   ------------   -------------   ----------   -------------
HARTFORD ADVISERS HLS FUND
  Class IA.........................     $1,000      $1,003.43      $3.28          $1,000       $1,021.52        $3.31
  Class IB.........................     $1,000      $1,000.99      $4.51          $1,000       $1,020.28        $4.56
HARTFORD BLUE CHIP STOCK HLS FUND
  Class IA.........................     $1,000      $  979.78      $3.98          $1,000       $1,020.78        $4.06
HARTFORD CAPITAL APPRECIATION HLS FUND
  Class IA.........................     $1,000      $  986.53      $3.45          $1,000       $1,021.32        $3.51
  Class IB.........................     $1,000      $  984.09      $4.67          $1,000       $1,020.08        $4.76
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  Class IA.........................     $1,000      $  952.68      $3.63          $1,000       $1,021.08        $3.76
HARTFORD DISCIPLINED EQUITY HLS FUND
  Class IA.........................     $1,000      $1,007.98      $3.73          $1,000       $1,021.08        $3.76
  Class IB.........................     $1,000      $1,005.54      $4.97          $1,000       $1,019.84        $5.01
HARTFORD GLOBAL LEADERS HLS FUND
  Class IA.........................     $1,000      $  925.98      $3.68          $1,000       $1,020.98        $3.86
  Class IB.........................     $1,000      $  923.54      $4.86          $1,000       $1,019.74        $5.11
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  Class IA.........................     $1,000      $1,009.53      $3.19          $1,000       $1,021.62        $3.21
  Class IB.........................     $1,000      $1,006.99      $4.43          $1,000       $1,020.38        $4.46
HARTFORD HIGH YIELD HLS FUND
  Class IA.........................     $1,000      $  998.98      $3.82          $1,000       $1,020.98        $3.86
  Class IB.........................     $1,000      $  996.54      $5.05          $1,000       $1,019.74        $5.11
HARTFORD INDEX HLS FUND
  Class IA.........................     $1,000      $  987.72      $2.17          $1,000       $1,022.61        $2.21
  Class IB.........................     $1,000      $  985.28      $3.40          $1,000       $1,021.37        $3.46
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  Class IA.........................     $1,000      $  990.78      $3.90          $1,000       $1,020.88        $3.96
  Class IB.........................     $1,000      $  988.24      $5.13          $1,000       $1,019.64        $5.21
HARTFORD INTERNATIONAL STOCK HLS FUND
  Class IA.........................     $1,000      $  967.59      $4.54          $1,000       $1,020.18        $4.66
HARTFORD LARGECAP GROWTH HLS FUND
  Class IA.........................     $1,000      $  959.34      $4.28          $1,000       $1,020.43        $4.41
HARTFORD MIDCAP STOCK HLS FUND
  Class IA.........................     $1,000      $  971.24      $4.20          $1,000       $1,020.53        $4.31
HARTFORD MONEY MARKET HLS FUND
  Class IA.........................     $1,000      $1,008.97      $2.44          $1,000       $1,022.36        $2.46
  Class IB.........................     $1,000      $1,006.43      $3.68          $1,000       $1,021.12        $3.71
HARTFORD SMALLCAP GROWTH HLS FUND
  Class IA.........................     $1,000      $1,021.98      $3.16          $1,000       $1,021.67        $3.16
  Class IB.........................     $1,000      $1,019.84      $4.41          $1,000       $1,020.43        $4.41
HARTFORD SMALLCAP VALUE HLS FUND
  Class IA.........................     $1,000      $1,020.14      $4.61          $1,000       $1,020.23        $4.61
  Class IB.........................     $1,000      $1,017.50      $5.85          $1,000       $1,018.99        $5.86
HARTFORD STOCK HLS FUND
  Class IA.........................     $1,000      $  994.42      $2.47          $1,000       $1,022.32        $2.51
  Class IB.........................     $1,000      $  991.98      $3.70          $1,000       $1,021.08        $3.76
HARTFORD TOTAL RETURN BOND HLS FUND
  Class IA.........................     $1,000      $1,022.62      $2.51          $1,000       $1,022.32        $2.51
  Class IB.........................     $1,000      $1,020.08      $3.76          $1,000       $1,021.08        $3.76
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  Class IA.........................     $1,000      $1,012.22      $2.39          $1,000       $1,022.41        $2.41
  Class IB.........................     $1,000      $1,009.78      $3.64          $1,000       $1,021.17        $3.66
HARTFORD VALUE OPPORTUNITIES HLS FUND
  Class IA.........................     $1,000      $1,013.18      $3.24          $1,000       $1,021.57        $3.26
  Class IB.........................     $1,000      $1,010.64      $4.49          $1,000       $1,020.33        $4.51


                                     ANNUALIZED   DAYS IN THE
                                      EXPENSE       CURRENT     DAYS IN THE
                                       RATIO       1/2 YEAR      FULL YEAR
                                     ----------   -----------   -----------
HARTFORD ADVISERS HLS FUND
  Class IA.........................     0.66%         181           365
  Class IB.........................     0.91%         181           365
HARTFORD BLUE CHIP STOCK HLS FUND
  Class IA.........................     0.81%         181           365
HARTFORD CAPITAL APPRECIATION HLS FUND
  Class IA.........................     0.70%         181           365
  Class IB.........................     0.95%         181           365
HARTFORD CAPITAL OPPORTUNITIES HLS
  Class IA.........................     0.75%         181           365
HARTFORD DISCIPLINED EQUITY HLS FUND
  Class IA.........................     0.75%         181           365
  Class IB.........................     1.00%         181           365
HARTFORD GLOBAL LEADERS HLS FUND
  Class IA.........................     0.77%         181           365
  Class IB.........................     1.02%         181           365
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  Class IA.........................     0.64%         181           365
  Class IB.........................     0.89%         181           365
HARTFORD HIGH YIELD HLS FUND
  Class IA.........................     0.77%         181           365
  Class IB.........................     1.02%         181           365
HARTFORD INDEX HLS FUND
  Class IA.........................     0.44%         181           365
  Class IB.........................     0.69%         181           365
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  Class IA.........................     0.79%         181           365
  Class IB.........................     1.04%         181           365
HARTFORD INTERNATIONAL STOCK HLS FUND
  Class IA.........................     0.93%         181           365
HARTFORD LARGECAP GROWTH HLS FUND
  Class IA.........................     0.88%         181           365
HARTFORD MIDCAP STOCK HLS FUND
  Class IA.........................     0.86%         181           365
HARTFORD MONEY MARKET HLS FUND
  Class IA.........................     0.49%         181           365
  Class IB.........................     0.74%         181           365
HARTFORD SMALLCAP GROWTH HLS FUND
  Class IA.........................     0.63%         181           365
  Class IB.........................     0.88%         181           365
HARTFORD SMALLCAP VALUE HLS FUND
  Class IA.........................     0.92%         181           365
  Class IB.........................     1.17%         181           365
HARTFORD STOCK HLS FUND
  Class IA.........................     0.50%         181           365
  Class IB.........................     0.75%         181           365
HARTFORD TOTAL RETURN BOND HLS FUND
  Class IA.........................     0.50%         181           365
  Class IB.........................     0.75%         181           365
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  Class IA.........................     0.48%         181           365
  Class IB.........................     0.73%         181           365
HARTFORD VALUE OPPORTUNITIES HLS FUND
  Class IA.........................     0.65%         181           365
  Class IB.........................     0.90%         181           365

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

                            WELLS FARGO PASSAGE(SM)
                                VARIABLE ANNUITY



                            HARTFORD GLOBAL LEADERS
                                    HLS FUND

                         HARTFORD GROWTH OPPORTUNITIES
                                    HLS FUND

                             HARTFORD MONEY MARKET
                                    HLS FUND


                               SEMI-ANNUAL REPORT
                            AND MANAGER DISCUSSIONS
                                 JUNE 30, 2005




                  Issued by: Fortis Benefits Insurance Company

-------------------------------------------------------------------------
ARE NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY   MAY LOSE VALUE   [FDIC LOGO]    [BANK LOGO]
-------------------------------------------------------------------------
ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE
-------------------------------------------------------------------------


         Semi-Annual Report
         June 30, 2005                                     (STAG PHOTO)

                                        - Manager Discussions
                                        - Financials

                                                             (THE HARTFORD LOGO)

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Global Leaders HLS Fund inception 9/30/1998
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 9/30/98 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                                             MORGAN STANLEY CAPITAL INTERNATIONAL
                                                               GLOBAL LEADERS FUND IA                    WORLD INDEX
                                                               ----------------------        ------------------------------------
9/30/1998                                                             10000.00                             10000.00
10/31/1998                                                            11346.00                             10905.70
11/30/1998                                                            12212.30                             11556.00
12/31/1998                                                            13187.60                             12122.30
1/31/1999                                                             13799.00                             12389.40
2/28/1999                                                             13410.30                             12061.60
3/31/1999                                                             14140.30                             12565.50
4/30/1999                                                             14487.80                             13062.70
5/31/1999                                                             13961.60                             12587.10
6/30/1999                                                             14973.90                             13175.90
7/31/1999                                                             15199.40                             13138.20
8/31/1999                                                             15117.80                             13116.70
9/30/1999                                                             14930.40                             12991.30
10/31/1999                                                            15904.60                             13668.40
11/30/1999                                                            17086.90                             14054.70
12/31/1999                                                            19829.80                             15194.10
1/31/2000                                                             19086.30                             14325.70
2/29/2000                                                             21212.90                             14366.10
3/31/2000                                                             21161.00                             15360.90
4/30/2000                                                             20136.50                             14713.10
5/31/2000                                                             19562.70                             14342.50
6/30/2000                                                             20429.90                             14827.40
7/31/2000                                                             19746.40                             14411.80
8/31/2000                                                             20867.90                             14882.40
9/30/2000                                                             19981.70                             14092.80
10/31/2000                                                            18833.50                             13858.50
11/30/2000                                                            17723.30                             13018.90
12/31/2000                                                            18429.30                             13231.30
1/31/2001                                                             18436.30                             13488.30
2/28/2001                                                             16744.20                             12349.90
3/31/2001                                                             15624.20                             11541.00
4/30/2001                                                             16848.80                             12397.00
5/31/2001                                                             16516.40                             12243.00
6/30/2001                                                             16215.30                             11861.20
7/31/2001                                                             15818.80                             11705.00
8/31/2001                                                             14951.50                             11145.40
9/30/2001                                                             13654.30                             10164.80
10/31/2001                                                            14039.50                             10361.00
11/30/2001                                                            15284.40                             10975.40
12/31/2001                                                            15373.40                             11045.60
1/31/2002                                                             14870.30                             10712.20
2/28/2002                                                             14781.90                             10621.20
3/31/2002                                                             15250.30                             11114.10
4/30/2002                                                             14741.70                             10720.10
5/31/2002                                                             15056.40                             10745.00
6/30/2002                                                             14111.40                             10094.90
7/31/2002                                                             12960.60                              9244.92
8/31/2002                                                             12830.90                              9264.34
9/30/2002                                                             11284.90                              8247.11
10/31/2002                                                            12455.40                              8857.40
11/30/2002                                                            13558.00                              9336.59
12/31/2002                                                            12374.60                              8885.63
1/31/2003                                                             12088.80                              8617.28
2/28/2003                                                             11817.70                              8469.93
3/31/2003                                                             11656.30                              8446.66
4/30/2003                                                             12962.10                              9200.94
5/31/2003                                                             13754.20                              9731.28
6/30/2003                                                             14076.50                              9903.53
7/31/2003                                                             14418.50                             10106.50
8/31/2003                                                             14833.00                             10326.80
9/30/2003                                                             14454.00                             10392.30
10/31/2003                                                            15594.90                             11010.70
11/30/2003                                                            15972.00                             11181.00
12/31/2003                                                            16776.70                             11885.20
1/31/2004                                                             17426.50                             12078.50
2/29/2004                                                             18037.60                             12285.10
3/31/2004                                                             18358.00                             12208.30
4/30/2004                                                             17684.80                             11965.10
5/31/2004                                                             17933.90                             12073.20
6/30/2004                                                             18544.90                             12335.60
7/31/2004                                                             17124.10                             11936.10
8/31/2004                                                             17051.70                             11993.40
9/30/2004                                                             17918.40                             12224.10
10/31/2004                                                            18579.50                             12526.20
11/30/2004                                                            19598.00                             13189.70
12/31/2004                                                            19995.40                             13697.20
1/31/2005                                                             19262.60                             13391.40
2/28/2005                                                             18843.60                             13821.70
3/31/2005                                                             18182.60                             13560.30
4/30/2005                                                             17961.90                             13273.20
5/31/2005                                                             18405.40                             13519.20
6/30/2005                                                             18591.50                             13642.10

    --- GLOBAL LEADERS FUND IA         --- MORGAN STANLEY CAPITAL
        $10,000 starting value             INTERNATIONAL WORLD
        $18,592 ending value               INDEX
                                           $10,000 starting value
                                           $13,642 ending value

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS (2) (as of 6/30/05)

                                                    SINCE
                        YTD*    1 YEAR   5 YEAR   INCEPTION
---------------------------------------------------------------
Global Leaders IA      -7.02%    0.25%   -1.87%     9.62%
---------------------------------------------------------------
Global Leaders IB      -7.14%    0.00%   -2.09%     9.39%
---------------------------------------------------------------
Morgan Stanley
  Capital
  International World
  Index                -0.40%   10.59%   -1.65%     4.71%
---------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

ANDREW S. OFFIT, CPA
Senior Vice President, Partner

JEAN-MARC BERTEAUX
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Global Leaders HLS Fund, Class 1A returned -7.02% for the six-month period ended June 30, 2005. The Fund trailed its benchmark, the Morgan Stanley Capital International World return of -0.40%. The fund also lagged the Lipper Global Growth Variable Annuity-Underlying Funds Average return of -0.13%.

WHY DID THE FUND PERFORM THIS WAY?

Our emphasis in the Fund is on sector and stock weights; country allocations are a residual of this process. Our underperformance was primarily driven by a single holding, Elan (Drugs). The stock declined dramatically during the first quarter because Elan's major drug, Tysabri, an FDA-approved drug for multiple sclerosis, was withdrawn from the market due to a patient death in a follow-on clinical trial. Elan was our greatest contributor to performance in 2004 and it was one of our largest holdings entering 2005 as we felt strongly that there was over 50% more upside in 2005. The patient death and withdrawal of the drug were both tragic and unexpected. True to our process, as soon as Tysabri was withdrawn we sold the position in Elan.

Though Elan accounted for the majority of our relative underperformance, several other portfolio decisions hurt returns during the period. The Fund's stock selection in the Financial and Industrial sectors was a drag on performance. In addition, the Fund's underweight positions in the Energy and Utilities sectors, the two best performing sectors of the benchmark, hurt relative returns. These are two sectors that, as growth managers, are not a traditional area of focus for us.

Aside from Elan, stocks that detracted the most from returns were Alcatel (Communications), which reported 4Q margins well below expectations after our very positive meeting with the CEO in November; eBay (Retail); and Trend Micro (Retail). We no longer hold any of these stocks.

On the positive side, we were able to make up for some of this lost ground through excellent stock selection in the Information Technology sector. Stocks such as Apple Computer (Computers & Office Equipment), Corning (Metals, Minerals & Mining), and Au Optronics (Electronics) were strong contributors to performance.

WHAT IS THE OUTLOOK?

We are encouraged by the Fund's rebound in performance during the second quarter, post- Elan. However, we recognize that the Fund still substantially lags the Index thus far this calendar year. It is our goal to make up this difference through fundamental and differentiated company analysis.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

The challenging market climate has been tempered by low volatility and economic uncertainty over rising commodity prices, the China Effect, regional real estate bubbles, and other well documented factors. Until we emerge from this "holding pattern," we feel that the best way to make money in this market environment is through stock picking. Our focus remains on stock and sector selections, based on intense bottom-up research. The Fund is currently meaningfully overweight in the Consumer Discretionary, Health Care and Technology sectors and underweight in Financials, Industrials, and Materials. We will continue to meet with leading global companies and we remain optimistic heading into the second half of this year.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   60.7%
-------------------------------------------------------------------
United Kingdom                                             10.0
-------------------------------------------------------------------
Switzerland                                                 7.9
-------------------------------------------------------------------
France                                                      5.4
-------------------------------------------------------------------
Taiwan                                                      5.3
-------------------------------------------------------------------
Germany                                                     5.1
-------------------------------------------------------------------
Japan                                                       4.7
-------------------------------------------------------------------
Netherlands                                                 3.1
-------------------------------------------------------------------
Canada                                                      2.7
-------------------------------------------------------------------
Finland                                                     1.7
-------------------------------------------------------------------
South Korea                                                 1.6
-------------------------------------------------------------------
Hong Kong                                                   1.6
-------------------------------------------------------------------
Mexico                                                      1.4
-------------------------------------------------------------------
Sweden                                                      1.3
-------------------------------------------------------------------
Spain                                                       0.9
-------------------------------------------------------------------
Luxembourg                                                  0.9
-------------------------------------------------------------------
Italy                                                       0.8
-------------------------------------------------------------------
Ireland                                                     0.8
-------------------------------------------------------------------
Brazil                                                      0.5
-------------------------------------------------------------------
Other Assets and Liabilities                              (16.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Apparel & Textile                                           2.9%
-------------------------------------------------------------------
Banks                                                       8.4
-------------------------------------------------------------------
Business Services                                           2.2
-------------------------------------------------------------------
Communications                                              8.6
-------------------------------------------------------------------
Computers & Office Equipment                                0.8
-------------------------------------------------------------------
Construction                                                1.9
-------------------------------------------------------------------
Consumer Durables                                           1.4
-------------------------------------------------------------------
Consumer Non-Durables                                       2.1
-------------------------------------------------------------------
Drugs                                                      12.4
-------------------------------------------------------------------
Electronics                                                 9.6
-------------------------------------------------------------------
Energy & Services                                           6.7
-------------------------------------------------------------------
Financial Services                                          4.3
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.2
-------------------------------------------------------------------
Health Services                                             0.9
-------------------------------------------------------------------
Hotels & Gaming                                             1.2
-------------------------------------------------------------------
Insurance                                                   3.6
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               16.3
-------------------------------------------------------------------
Media & Entertainment                                       6.8
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.8
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.1
-------------------------------------------------------------------
Repurchase Agreement                                        0.9
-------------------------------------------------------------------
Retail                                                      6.0
-------------------------------------------------------------------
Software & Services                                         7.7
-------------------------------------------------------------------
Transportation                                              1.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (16.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Growth Opportunities HLS Fund inception 3/24/1987
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                GROWTH OPPORTUNITIES FUND IA        RUSSELL 3000 GROWTH INDEX
                                                                ----------------------------        -------------------------
6/30/1995                                                                 10000.00                           10000.00
7/31/1995                                                                 10626.10                           10452.30
8/31/1995                                                                 10752.50                           10476.10
9/30/1995                                                                 11070.20                           10930.70
10/31/1995                                                                10744.20                           10881.80
11/30/1995                                                                10980.10                           11310.40
12/31/1995                                                                10726.60                           11393.70
1/31/1996                                                                 10887.00                           11726.80
2/29/1996                                                                 11319.80                           11972.50
3/31/1996                                                                 11308.60                           12009.80
4/30/1996                                                                 11827.70                           12387.20
5/31/1996                                                                 12108.60                           12841.50
6/28/1996                                                                 11929.80                           12767.00
7/31/1996                                                                 10959.20                           11935.00
8/31/1996                                                                 11343.10                           12299.30
9/30/1996                                                                 12330.50                           13168.10
10/31/1996                                                                12403.00                           13182.40
11/29/1996                                                                12988.00                           14111.60
12/31/1996                                                                12487.70                           13887.00
1/31/1997                                                                 13030.70                           14800.00
2/28/1997                                                                 12311.70                           14625.50
3/31/1997                                                                 11516.30                           13812.60
4/30/1997                                                                 11661.90                           14635.80
5/30/1997                                                                 12856.70                           15784.70
6/30/1997                                                                 13369.30                           16408.00
7/31/1997                                                                 14644.30                           17800.80
8/31/1997                                                                 14176.50                           16905.40
9/30/1997                                                                 14890.90                           17790.30
10/31/1997                                                                14260.70                           17089.40
11/28/1997                                                                14132.20                           17698.40
12/31/1997                                                                14038.90                           17878.10
1/31/1998                                                                 13853.50                           18338.10
2/27/1998                                                                 15007.90                           19739.50
3/31/1998                                                                 15744.00                           20530.20
4/30/1998                                                                 15824.00                           20799.40
5/31/1998                                                                 15448.40                           20123.50
6/30/1998                                                                 16259.70                           21263.90
7/31/1998                                                                 15468.30                           20978.10
8/31/1998                                                                 12657.80                           17690.80
9/30/1998                                                                 13652.40                           19082.70
10/31/1998                                                                14307.00                           20574.20
11/30/1998                                                                14845.50                           22141.50
12/31/1998                                                                16708.40                           24138.40
1/31/1999                                                                 17228.20                           25531.20
2/28/1999                                                                 15904.40                           24278.80
3/31/1999                                                                 16773.80                           25528.30
4/30/1999                                                                 16794.80                           25714.40
5/31/1999                                                                 16335.60                           24985.70
6/30/1999                                                                 17578.80                           26702.90
7/31/1999                                                                 17552.60                           25855.50
8/31/1999                                                                 17888.70                           26177.00
9/30/1999                                                                 17967.80                           25698.30
10/31/1999                                                                19294.50                           27549.30
11/30/1999                                                                21575.90                           29130.40
12/31/1999                                                                25926.30                           32303.40
1/31/2000                                                                 25587.00                           30875.70
2/29/2000                                                                 33098.50                           32804.60
3/31/2000                                                                 30036.50                           34659.80
4/30/2000                                                                 27490.60                           32876.90
5/31/2000                                                                 25822.70                           31137.80
6/30/2000                                                                 29761.10                           33608.20
7/31/2000                                                                 28839.60                           32104.00
8/31/2000                                                                 32772.90                           35041.70
9/30/2000                                                                 32812.80                           31832.30
10/31/2000                                                                29978.10                           30250.80
11/30/2000                                                                24288.80                           25722.50
12/31/2000                                                                26959.50                           25062.10
1/31/2001                                                                 26512.70                           26814.20
2/28/2001                                                                 23165.40                           22323.90
3/31/2001                                                                 20663.40                           19923.70
4/30/2001                                                                 22731.70                           22437.40
5/31/2001                                                                 22539.70                           22170.00
6/30/2001                                                                 22497.10                           21742.60
7/31/2001                                                                 21985.10                           21107.70
8/31/2001                                                                 20514.80                           19408.10
9/30/2001                                                                 17364.50                           17390.70
10/31/2001                                                                18255.70                           18350.60
11/30/2001                                                                20086.40                           20098.30
12/31/2001                                                                20798.10                           20143.40
1/31/2002                                                                 20599.80                           19762.90
2/28/2002                                                                 19382.70                           18911.90
3/31/2002                                                                 20402.80                           19631.10
4/30/2002                                                                 19422.50                           18110.10
5/31/2002                                                                 19179.10                           17626.40
6/30/2002                                                                 17054.10                           16004.80
7/31/2002                                                                 15392.80                           15015.70
8/31/2002                                                                 15037.10                           15057.70
9/30/2002                                                                 13848.50                           13524.90
10/31/2002                                                                14834.90                           14729.90
11/30/2002                                                                16189.60                           15571.00
12/31/2002                                                                15047.20                           14495.00
1/31/2003                                                                 14863.60                           14139.90
2/28/2003                                                                 14669.50                           14055.10
3/31/2003                                                                 15086.60                           14313.60
4/30/2003                                                                 16446.50                           15390.50
5/31/2003                                                                 17701.30                           16220.40
6/30/2003                                                                 18230.20                           16449.60
7/31/2003                                                                 18411.70                           16916.70
8/31/2003                                                                 19230.60                           17372.60
9/30/2003                                                                 18995.10                           17167.80
10/31/2003                                                                20656.30                           18170.40
11/30/2003                                                                21332.00                           18390.70
12/31/2003                                                                21636.30                           18984.20
1/31/2004                                                                 22309.30                           19417.40
2/29/2004                                                                 22642.60                           19529.10
3/31/2004                                                                 22840.70                           19201.40
4/30/2004                                                                 22169.80                           18920.30
5/31/2004                                                                 23015.90                           19274.70
6/30/2004                                                                 23729.50                           19545.60
7/31/2004                                                                 21771.30                           18387.00
8/31/2004                                                                 21484.00                           18271.90
9/30/2004                                                                 22636.10                           18511.30
10/31/2004                                                                23014.60                           18813.30
11/30/2004                                                                24128.40                           19538.60
12/31/2004                                                                25354.50                           20299.20
1/31/2005                                                                 24490.00                           19601.40
2/28/2005                                                                 24289.10                           19815.20
3/31/2005                                                                 23844.00                           19421.40
4/30/2005                                                                 23245.20                           18977.70
5/31/2005                                                                 24722.40                           19930.20
6/30/2005                                                                 25675.30                           19916.70

    --- GROWTH OPPORTUNITIES FUND IA    --- RUSSELL 3000 GROWTH INDEX
        $10,000 starting value              $10,000 starting value
        $25,675 ending value                $19,917 ending value

RUSSELL 3000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS (2) (as of 6/30/05)

                           YTD*    1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
Growth Opportunities IA    1.27%   8.20%    -2.91%    9.89%
----------------------------------------------------------------
Growth Opportunities
  IB(2)                    1.14%   7.93%    -3.15%    9.61%
----------------------------------------------------------------
Russell 3000 Growth
  Index                   -1.88%   1.90%    -9.94%    7.13%
----------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

MICHAEL T. CARMEN, CFA
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Growth Opportunities HLS Fund, Class IA returned 1.27% for the six-month period ended June 30, 2005. The Fund's return exceeded both the -1.88% return of the Russell 3000 Growth Index and the -0.33% return of the Lipper Multi-Cap Growth Variable Annuity-Underlying Funds Average for the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's strong performance was a result of both stock selection decisions and sector weightings. Selection was strongest in the Consumer Discretionary and Technology sectors. Video game retailers Gamestop (Retail) and Electronics Boutique (Retail) rose on better-than-expected revenue and earnings growth. Subsequent to our purchase of both stocks early in the year, Gamestop announced it was purchasing Electronics Boutique, news which drove both stock prices up. We continue to hold both names. Other strong contributors in the Consumer Discretionary sector included retailers Michael's Stores (Retail) and Chico's FAS (Retail).

In the Technology sector, Internet search and advertising company Google (Software & Services) continued its ascent, benefiting both from a strong secular trend toward increased online advertising and from greater investor appreciation of its exceptional growth dynamics. Our Technology sector results also benefited from a position in transaction processor VeriFone (Computers & Office Equipment) and by not holding IBM (Computers & Office Equipment), which fell during the period.

Weaker selection was seen in the Health Care and Industrials sectors. Biotechnology company Elan (Drugs) tumbled 70% in one day on the news that their key Multiple Sclerosis drug, Tysabri, potentially caused a fatal brain ailment in two patients in a test trial, resulting in the voluntary removal of the drug from the market. In the Industrials sector, relocation services company Sirva (Transportation) fell on a second consecutive earnings miss. We eliminated both positions. Other negative contributors during the period included wireless services company Wireless Facilities (Communications), which was sold, and negative impacts from not owning chip maker Intel (Electronics) or pharmaceutical firm Pfizer (Drugs).

At the sector level, the Fund's overweight positions in Energy and Telecommunications stocks and underweights in Technology and Financials companies were additive to results for the period.

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2005?

Our economic outlook is a direct result of our stock research and discussions with individual company managements. Currently, we expect economic expansion during the next six to twelve months, but we are preparing for a deceleration from recent growth rates. This period will not feel as good as the recovery we have experienced over the past two years, but we believe certain sectors

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

of the economy could do well in this environment. Currently our largest exposure is to the Technology sector, followed by Health Care and Consumer Discretionary. Our lowest weights are in Financials, Consumer Staples, and Utilities.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         1.0%
-------------------------------------------------------------------
Banks                                                       1.3
-------------------------------------------------------------------
Business Services                                           5.2
-------------------------------------------------------------------
Communications                                              8.3
-------------------------------------------------------------------
Computers & Office Equipment                                1.4
-------------------------------------------------------------------
Construction                                                4.3
-------------------------------------------------------------------
Consumer Durables                                           1.4
-------------------------------------------------------------------
Consumer Non-Durables                                       0.9
-------------------------------------------------------------------
Drugs                                                      13.5
-------------------------------------------------------------------
Electronics                                                 3.0
-------------------------------------------------------------------
Energy & Services                                           5.5
-------------------------------------------------------------------
Financial Services                                          0.6
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    0.9
-------------------------------------------------------------------
Health Services                                             1.2
-------------------------------------------------------------------
Hotels & Gaming                                             1.5
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               17.4
-------------------------------------------------------------------
Medical Instruments & Supplies                              5.4
-------------------------------------------------------------------
Metals, Minerals & Mining                                   3.0
-------------------------------------------------------------------
Repurchase Agreement                                        2.8
-------------------------------------------------------------------
Research & Testing Facilities                               2.2
-------------------------------------------------------------------
Retail                                                     13.2
-------------------------------------------------------------------
Rubber & Plastics Products                                  1.6
-------------------------------------------------------------------
Software & Services                                        17.9
-------------------------------------------------------------------
Transportation                                              1.5
-------------------------------------------------------------------
Utilities                                                   2.4
-------------------------------------------------------------------
Other Assets and Liabilities                              (17.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

 HARTFORD GLOBAL LEADERS HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 99.2%
            APPAREL & TEXTILE -- 2.9%
      94    Adidas-Salomon AG +B..............................  $   15,713
   2,699    Esprit Holdings Ltd. B............................      19,459
                                                                ----------
                                                                    35,172
                                                                ----------
            BANKS -- 8.4%
     695    Banco Bilbao Vizcayz Argentaria S.A. +B...........      10,679
     613    Bayerische Vereinsbank AG +B......................      15,913
     176    Citigroup, Inc. ..................................       8,145
     430    Countrywide Financial Corp. ......................      16,591
     494    Credit Suisse Group +B............................      19,365
       1    Mitsubishi Tokyo Financial Group, Inc. +B.........      10,731
     250    UBS AG B..........................................      19,465
                                                                ----------
                                                                   100,889
                                                                ----------
            BUSINESS SERVICES -- 2.2%
   3,381    Capita Group PLC B................................      22,231
      63    Getty Images, Inc. *..............................       4,656
                                                                ----------
                                                                    26,887
                                                                ----------
            COMMUNICATIONS -- 8.6%
   6,107    Carphone Warehouse Group PLC B....................      20,070
     547    Motorola, Inc. ...................................       9,994
   1,242    Nokia Corp., ADR..................................      20,659
     693    SES Global S.A. B.................................      10,421
   2,679    Sirius Satellite Radio, Inc. *+...................      17,359
   5,049    Telefonaktiebolaget LM Ericcson AB, B Shares +B...      16,109
   3,150    Vodafone Group PLC B..............................       7,657
                                                                ----------
                                                                   102,269
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 0.8%
     238    Dell, Inc. *......................................       9,419
                                                                ----------
            CONSTRUCTION -- 1.9%
     610    Horton (D.R.), Inc. ..............................      22,938
                                                                ----------
            CONSUMER DURABLES -- 1.4%
      78    LVMH Moet Hennessy Louis Vuitton S.A. B...........       6,034
     752    Nippon Electric Glass Co., Ltd. +B................      11,285
                                                                ----------
                                                                    17,319
                                                                ----------
            CONSUMER NON-DURABLES -- 2.1%
     480    Procter & Gamble Co. (The)........................      25,304
                                                                ----------
            DRUGS -- 12.4%
     498    Abbott Laboratories...............................      24,387
     364    AstraZeneca PLC B.................................      15,004
     209    Genentech, Inc. *.................................      16,770
     196    Gilead Sciences, Inc. *...........................       8,613
   1,038    IVAX Corp. *......................................      22,321
     212    Merck KGaA........................................      16,864
     213    Roche Holdings AG B...............................      26,894
     940    Schering-Plough Corp. ............................      17,920
                                                                ----------
                                                                   148,773
                                                                ----------
            ELECTRONICS -- 9.6%
   2,032    AU Optronics Corp., ADR *+........................      34,415
  11,774    Chi Mei Optoelectronics Corp. B...................      18,246

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            ELECTRONICS -- (CONTINUED)
   1,091    Cisco Systems, Inc. *.............................  $   20,851
     170    General Electric Co. .............................       5,897
     404    LG.Philips LCD Co., Ltd. *+B......................      18,609
     395    Matsushita Electric Industrial Co., Ltd. B........       5,970
   1,215    Taiwan Semiconductor Manufacturing Co., Ltd.,
              ADR +...........................................      11,079
                                                                ----------
                                                                   115,067
                                                                ----------
            ENERGY & SERVICES -- 6.7%
     215    ConocoPhillips....................................      12,383
     319    Encana Corp. .....................................      12,599
     385    Ente Nazional Idrocarburi S.p.A. +B...............       9,903
     269    Halliburton Co. ..................................      12,864
     296    Petro-Canada......................................      19,235
     163    Valero Energy Corp. ..............................      12,911
                                                                ----------
                                                                    79,895
                                                                ----------
            FINANCIAL SERVICES -- 4.3%
     496    AXA S.A. +B.......................................      12,342
      23    Chicago Mercantile Exchange Holdings, Inc.
              (The) +.........................................       6,885
      37    Goldman Sachs Group, Inc. ........................       3,754
      36    Orix Corp. B......................................       5,301
   1,239    Standard Chartered PLC B..........................      22,571
                                                                ----------
                                                                    50,853
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.2%
     259    Altria Group, Inc. ...............................      16,740
      39    Groupe Danone +B..................................       3,391
       1    Japan Tobacco, Inc. B.............................      10,808
     121    Pernod-Ricard S.A. +B.............................      19,295
                                                                ----------
                                                                    50,234
                                                                ----------
            HEALTH SERVICES -- 0.9%
     180    HCA, Inc. ........................................      10,184
                                                                ----------
            HOTELS & GAMING -- 1.2%
     246    Starwood Hotels & Resorts Worldwide, Inc. ........      14,426
                                                                ----------
            INSURANCE -- 3.6%
     244    Aetna, Inc. ......................................      20,216
     104    American International Group, Inc. ...............       6,037
      99    Zurich Financial Services, AG B...................      16,951
                                                                ----------
                                                                    43,204
                                                                ----------
            MEDIA & ENTERTAINMENT -- 6.8%
   6,840    EMI Group PLC B...................................      31,031
     273    Grupo Televisa S.A. ..............................      16,938
     765    Vivendi Universal S.A. +B.........................      23,978
     600    Warner Music Group Corp. *+.......................       9,723
                                                                ----------
                                                                    81,670
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.8%
     582    Baxter International, Inc. .......................      21,574
     363    Eisai Co., Ltd. B.................................      12,174
                                                                ----------
                                                                    33,748
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL LEADERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            METALS, MINERALS & MINING -- 3.1%
     200    Companhia Vale do Rio Doce ADR....................  $    5,856
   1,874    Corning, Inc. *...................................      31,143
                                                                ----------
                                                                    36,999
                                                                ----------
            RETAIL -- 6.0%
     323    Best Buy Co., Inc. +..............................      22,107
   4,578    Koninklijke Ahold N.V. *B.........................      37,505
      86    Swatch Group AG B.................................      12,070
                                                                ----------
                                                                    71,682
                                                                ----------
            SOFTWARE & SERVICES -- 7.7%
     353    Electronic Arts, Inc. *...........................      20,006
      66    Google, Inc. *....................................      19,414
     466    Pixar, Inc. *+....................................      23,343
      71    SAP AG B..........................................      12,321
     499    Yahoo!, Inc. *....................................      17,304
                                                                ----------
                                                                    92,388
                                                                ----------
            TRANSPORTATION -- 1.6%
      98    Boeing Co. (The)..................................       6,442
     234    British Airways PLC *B............................       1,096
     221    Ryanair Holdings PLC, ADR *+......................       9,892
                                                                    17,430
                                                                ----------
            Total common stocks (cost $1,118,777).............  $1,186,750
                                                                ----------
SHORT-TERM SECURITIES -- 17.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 16.3%
 194,471    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  194,471
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.9%
 $ 2,506    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d)) 3.43% due 07/01/05....  $    2,506
   1,278    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       1,278

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- (CONTINUED)
 $ 1,278    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    1,278
     521    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................         521
   5,503    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................       5,503
                                                                ----------
                                                                    11,086
                                                                ----------
            Total short-term securities (cost $205,557).......  $  205,557
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $1,324,334) O -- 116.4%.........................   1,392,307
            OTHER ASSETS, LESS LIABILITIES -- (16.4%).........    (196,293)
                                                                ----------
            NET ASSETS -- 100%................................  $1,196,014
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

   B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $520,592, which represents 43.5% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,329,183 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 76,287
      Unrealized depreciation........................   (13,163)
                                                       --------
      Net unrealized appreciation....................  $ 63,124
                                                       ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               60.7%
---------------------------------------------------------------
United Kingdom                                         10.0
---------------------------------------------------------------
Switzerland                                             7.9
---------------------------------------------------------------
France                                                  5.4
---------------------------------------------------------------
Taiwan                                                  5.3
---------------------------------------------------------------
Germany                                                 5.1
---------------------------------------------------------------
Japan                                                   4.7
---------------------------------------------------------------
Netherlands                                             3.1
---------------------------------------------------------------
Canada                                                  2.7
---------------------------------------------------------------
Finland                                                 1.7
---------------------------------------------------------------
South Korea                                             1.6
---------------------------------------------------------------
Hong Kong                                               1.6
---------------------------------------------------------------
Mexico                                                  1.4
---------------------------------------------------------------
Sweden                                                  1.3
---------------------------------------------------------------
Spain                                                   0.9
---------------------------------------------------------------
Luxembourg                                              0.9
---------------------------------------------------------------
Italy                                                   0.8
---------------------------------------------------------------
Ireland                                                 0.8
---------------------------------------------------------------
Brazil                                                  0.5
---------------------------------------------------------------
Other Assets and Liabilities                          (16.4)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
British Pound                                    Sell             $ 832           $  843          7/1/2005              $11
British Pound                                    Sell               423              426          7/5/2005                3
British Pound                                    Sell               279              279          7/5/2005               --
EURO                                              Buy               974              972          7/1/2005                2
EURO                                              Buy             2,508            2,505          7/1/2005                3
EURO                                             Sell             2,277            2,270          7/1/2005               (7)
EURO                                             Sell             1,935            1,936          7/5/2005                1
Swiss Franc                                       Buy             6,782            6,789          7/1/2005               (7)
Swiss Franc                                       Buy             6,930            6,939          7/1/2005               (9)
                                                                                                                        ---
                                                                                                                        $(3)
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 97.2%
            AEROSPACE & DEFENSE -- 1.0%
     613    Smiths Group PLC B................................  $   10,066
                                                                ----------
            BANKS -- 1.3%
     263    State Street Corp. ...............................      12,704
                                                                ----------
            BUSINESS SERVICES -- 5.2%
     423    Cendant Corp. ....................................       9,469
     178    Corporate Executive Board Co. ....................      13,927
     584    LECG Corp. *......................................      12,412
     561    Monster Worldwide, Inc. *.........................      16,101
                                                                ----------
                                                                    51,909
                                                                ----------
            COMMUNICATIONS -- 8.3%
     545    American Tower Corp., Class A *+..................      11,460
     210    Comverse Technology, Inc. *.......................       4,974
     586    Crown Castle International Corp. *................      11,901
     238    Network Appliance, Inc. *.........................       6,740
     581    Nokia Corp., ADR..................................       9,674
     178    Research in Motion Ltd. *+........................      13,135
   1,671    Sirius Satellite Radio, Inc. *+...................      10,825
     367    Turkcell Iletisim Hizmetleri AS, ADR +............       4,645
     280    XM Satellite Radio Holdings, Inc. *+..............       9,418
                                                                ----------
                                                                    82,772
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 1.4%
     881    VeriFone Holdings, Inc. *.........................      14,310
                                                                ----------
            CONSTRUCTION -- 4.3%
     159    Centex Corp. .....................................      11,229
     155    Holcim Ltd. B.....................................       9,392
   1,000    Rinker Group Ltd. B...............................      10,590
     133    Standard-Pacific Corp. ...........................      11,689
                                                                ----------
                                                                    42,900
                                                                ----------
            CONSUMER DURABLES -- 1.4%
     618    Tempur-Pedic International, Inc. *+...............      13,707
                                                                ----------
            CONSUMER NON-DURABLES -- 0.9%
     165    Procter & Gamble Co. (The)........................       8,720
                                                                ----------
            DRUGS -- 13.5%
     422    Alkermes, Inc. *..................................       5,576
     423    AstraZeneca PLC, ADR..............................      17,469
     171    AtheroGenics, Inc. *+.............................       2,725
     261    Auxilium Pharmaceuticals, Inc. *+.................       1,244
     236    Cephalon, Inc. *+.................................       9,403
     330    Digene Corp. *....................................       9,126
     222    Encysive Pharmaceuticals, Inc. *..................       2,397
     251    Forest Laboratories, Inc. *.......................       9,763
      63    Genentech, Inc. *.................................       5,082
     356    Gilead Sciences, Inc. *...........................      15,678
     296    Impax Laboratories, Inc. *........................       4,650
     217    Kissei Pharmaceutical Co., Ltd. +B................       4,167
     176    Medicines Co. (The) *.............................       4,112
     191    NPS Pharmaceuticals, Inc. *+......................       2,170
     801    Schering-Plough Corp. ............................      15,267
     835    Shionogi & Co., Ltd. +B...........................      10,729

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            DRUGS -- (CONTINUED)
     281    Teva Pharmaceutical Industries Ltd., ADR +........  $    8,763
     353    Vertex Pharmaceuticals, Inc. *....................       5,936
                                                                ----------
                                                                   134,257
                                                                ----------
            ELECTRONICS -- 3.0%
     716    Cisco Systems, Inc. *.............................      13,687
   1,039    Evergreen Solar, Inc. *+..........................       6,680
      20    Samsung Electronics Co., Ltd. B...................       9,560
                                                                ----------
                                                                    29,927
                                                                ----------
            ENERGY & SERVICES -- 5.5%
     185    BJ Services Co. ..................................       9,730
     445    Chesapeake Energy Corp. ..........................      10,139
     241    GlobalSantaFe Corp. ..............................       9,821
     159    Noble Corp. ......................................       9,799
     241    Petro-Canada......................................      15,686
                                                                ----------
                                                                    55,175
                                                                ----------
            FINANCIAL SERVICES -- 0.6%
   5,367    Melco International Dev B.........................       6,410
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 0.9%
     143    Altria Group, Inc. ...............................       9,259
                                                                ----------
            HEALTH SERVICES -- 1.2%
     267    Covance, Inc. *...................................      11,980
                                                                ----------
            HOTELS & GAMING -- 1.5%
     260    Starwood Hotels & Resorts Worldwide, Inc. ........      15,222
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 5.4%
     305    Advanced Neuromodulation Systems, Inc. *..........      12,106
     195    Foxhollow Technologies, Inc. *+...................       7,459
     291    Hologic, Inc. *...................................      11,555
     302    Medtronic, Inc. ..................................      15,661
     179    Mentor Corp. +....................................       7,425
                                                                ----------
                                                                    54,206
                                                                ----------
            METALS, MINERALS & MINING -- 3.0%
     238    Cameco Corp. +....................................      10,646
     610    Corning, Inc. *...................................      10,138
     121    Precision Castparts Corp. ........................       9,387
                                                                ----------
                                                                    30,171
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 2.2%
     293    Amylin Pharmaceuticals, Inc. *+...................       6,141
     245    ICOS Corp. *......................................       5,180
     220    Pharmaceutical Product Development, Inc. *........      10,323
                                                                ----------
                                                                    21,644
                                                                ----------
            RETAIL -- 13.2%
     247    Abercrombie & Fitch Co. ..........................      16,990
     182    Advance Auto Parts, Inc. *........................      11,748
     272    Aeropostale, Inc. *...............................       9,132
     209    Chico's FAS, Inc. *...............................       7,158
     195    Electronics Boutique Holdings Corp. *.............      12,393
     293    GameStop Corp., Class A *+........................       9,571
     204    GameStop Corp., Class B *.........................       6,088
   1,187    Geox S.p.A. B.....................................       9,875

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
     308    Kohl's Corp. *....................................  $   17,237
     233    Michaels Stores, Inc. ............................       9,627
     160    Red Robin Gourmet Burgers *.......................       9,917
     367    Tiffany & Co. ....................................      12,036
                                                                ----------
                                                                   131,772
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 1.6%
     293    Jarden Corp. *....................................      15,785
                                                                ----------
            SOFTWARE & SERVICES -- 17.9%
     281    Alliance Data Systems Corp. *+....................      11,397
     560    Amdocs Ltd., ADR *................................      14,811
     316    Electronic Arts, Inc. *...........................      17,872
     329    F5 Networks, Inc. *...............................      15,526
      67    Google, Inc. *+...................................      19,561
     541    Microsoft Corp. ..................................      13,443
     143    NAVTEQ Corp. *....................................       5,332
     987    Red Hat, Inc. *+..................................      12,926
     583    Salesforce.com, Inc. *+...........................      11,932
     698    Take-Two Interactive Software, Inc. *+............      17,759
     377    Verint Systems, Inc. *............................      12,137
     174    Websense, Inc. *..................................       8,341
     484    Yahoo!, Inc. *....................................      16,761
                                                                ----------
                                                                   177,798
                                                                ----------
            TRANSPORTATION -- 1.5%
     472    Gol-Linhas Aereas Inteligentes S.A., ADR +........      14,197
                                                                ----------
            UTILITIES -- 2.4%
     200    Stericycle, Inc. *................................      10,069
     776    Tele Norte Letse Participacoes S.A., ADR..........      12,927
                                                                ----------
                                                                    22,996
                                                                ----------
            Total common stocks (cost $836,467)...............  $  967,887
                                                                ----------
SHORT-TERM SECURITIES -- 20.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 17.4%
 172,900    Boston Global Investment Trust....................  $  172,900
                                                                ----------
PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- 2.8%
$  6,406    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d)) 3.43% due 07/01/05....  $    6,406
   3,266    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       3,266
   3,266    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       3,266
   1,333    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       1,333
  14,068    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................      14,068
                                                                ----------
                                                                    28,339
                                                                ----------
            Total short-term securities (cost $201,239).......  $  201,239
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $1,037,706) O -- 17.4%..........................   1,169,126
            OTHER ASSETS, LESS LIABILITIES -- (17.4%).........    (173,605)
                                                                ----------
            NET ASSETS -- 100%................................  $  995,521
                                                                ==========

Note: Market value of investments in foreign securities represents 17.5% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $70,789, which represents 7.1% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,038,267 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $148,383
      Unrealized depreciation........................   (17,524)
                                                       --------
      Net unrealized appreciation....................  $130,859
                                                       ========

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Hong Kong Dollar                                  Buy              $277            277            7/5/2005               $--
                                                                                                                         --
                                                                                                                         $--
                                                                                                                         ==

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
COMMERCIAL PAPER -- 66.7%
 $21,500    Alliance & Leicester
              2.77% due 07/06/05..............................  $   21,492
  21,500    Alliance & Leicester
              3.09% due 09/08/05..............................      21,373
  21,500    American Express Credit Corp.
              3.08% due 07/11/05..............................      21,482
  23,190    American Express Credit Corp.
              3.406% due 05/16/06.............................      23,223
  21,500    American General Finance Corp.
              3.11% due 07/12/05..............................      21,480
  21,500    American General Finance Corp.
              3.24% due 08/25/05..............................      21,394
  20,000    Amsterdam Funding Corp.
              3.08% due 07/08/05..............................      19,988
  24,000    Amsterdam Funding Corp.
              3.12% due 07/19/05..............................      23,963
  21,500    Anz Delaware, Inc.
              3.09% due 07/21/05..............................      21,463
  21,500    Barton Capital Corp.
              3.06% due 07/07/05..............................      21,489
  23,000    Barton Capital Corp.
              3.12% due 07/14/05..............................      22,974
  20,000    Bear Stearns Cos., Inc. (The)
              3.33% due 07/06/05..............................      19,991
  17,400    Bear Stearns Cos., Inc. (The)
              3.68% due 06/19/06..............................      17,447
  21,500    Britnnia Building Society
              3.17% due 08/11/05..............................      21,422
  21,500    Britnnia Building Society
              3.27% due 09/02/05..............................      21,377
  21,500    Cafco, LLC
              3.22% due 08/24/05..............................      21,396
  23,000    Cafco, LLC
              3.32% due 09/12/05..............................      22,845
  34,500    Cargill, Inc.
              2.82% due 07/18/05..............................      34,454
  43,000    Countrywide Financial Corp.
              3.41% due 07/01/05..............................      43,000
  21,500    HSBC Finance Corp.
              3.08% due 07/08/05..............................      21,487
  23,000    Morgan Stanley Dean Witter & Co.
              3.26% due 08/16/05..............................      22,904
  17,370    Morgan Stanley Dean Witter & Co.
              3.36% due 07/01/05..............................      17,370
  23,000    Morgan Stanley Dean Witter & Co.
              3.38% due 09/19/05..............................      22,827
  21,500    Nordea North America, Inc.
              3.05% due 08/09/05..............................      21,429
  21,500    Nordea North America, Inc.
              3.26% due 09/06/05..............................      21,370
  23,000    Northern Rock PLC
              3.32% due 08/24/05..............................      22,885
  21,500    Old Line Funding Corp.
              3.06% due 07/07/05..............................      21,489
  21,500    Old Line Funding Corp.
              3.075% due 07/11/05.............................      21,482

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
 $26,000    Preferred Receivable Funding Corp.
              3.115% due 07/11/05.............................  $   25,978
  21,000    Preferred Receivable Funding Corp.
              3.16% due 07/18/05..............................      20,969
  43,000    Sara Lee Corp.
              3.38% due 07/01/05..............................      43,000
  21,500    Spintab AB
              3.14% due 08/11/05..............................      21,423
  20,900    Spintab AB
              3.32% due 09/01/05..............................      20,780
  43,000    Stadshypotek Delaware, Inc.
              3.32% due 07/18/05..............................      42,933
  46,000    State Street Corp.
              3.22% due 07/26/05..............................      45,897
  21,500    Toyota Motor Credit Corp.
              3.08% due 09/01/05..............................      21,386
  23,000    Toyota Motor Credit Corp.
              3.23% due 08/02/05..............................      22,934
  16,668    Triple A One Funding Corp.
              3.10% due 07/12/05..............................      16,652
  15,283    Triple A One Funding Corp.
              3.115% due 07/13/05.............................      15,267
  13,000    Triple A One Funding Corp.
              3.14% due 07/12/05..............................      12,988
  45,000    UBS Finance (Delaware)
              3.39% due 07/01/05..............................      45,000
  23,000    Washington Mutual Bank FA
              3.45% due 07/26/06..............................      23,000
  46,000    Yorktown Capital LLC
              3.22% due 07/20/05..............................      45,922
                                                                ----------
                                                                 1,059,625
                                                                ----------
            Total commercial paper
              (cost $1,059,625)...............................  $1,059,625
                                                                ----------
CORPORATE NOTES -- 39.4%
            UNITED STATES -- 39.4%
 $43,000    Bank One Corp.
              7.625% due 08/01/05.............................  $   43,159
  43,000    Bank of America Corp.
              3.549% due 08/26/05.............................      43,020
   8,500    Bear Stearns Cos., Inc. (The)
              6.25% due 07/15/05..............................       8,510
  12,200    Caterpillar Financial Services Corp.
              3.10% due 09/19/05..............................      12,190
  43,000    Citigroup Global Markets Holdings, Inc.
              3.221% due 07/25/05.............................      43,003
  21,500    Citigroup, Inc.
              3.395% due 05/19/06.............................      21,531
  43,000    First Union/Wachovia
              7.55% due 08/18/05..............................      43,238
  43,000    General Electric Co.
              3.211% due 10/24/05.............................      43,012
  43,000    Goldman Sachs Group Inc.
              3.16% due 07/29/05 @............................      43,000
  21,500    Greenwich Capital Holdings, Inc.
              3.071% due 10/17/05.............................      21,500
  21,500    HBOS Treasury Services PLC
              3.95% due 08/01/05..............................      21,443

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
 $43,000    Honda Motor Corp.
              3.16% due 08/04/05 @............................  $   43,000
  43,000    Lehman Brothers Holdings, Inc.
              3.18% due 06/02/06..............................      43,037
  20,600    Merrill Lynch & Co., Inc.
              3.28% due 07/11/05..............................      20,601
  21,600    Merrill Lynch & Co., Inc.
              3.734% due 09/21/05.............................      21,616
  43,000    Nationwide Building Society, Inc.
              3.20% due 07/22/05 @............................      43,002
  21,500    Northern Rock PLC
              3.17% due 08/12/05..............................      21,420
  43,000    SLM Corp.
              3.49% due 08/15/05..............................      43,006
  46,000    Wells Fargo & Co.
              3.45% due 03/03/06..............................      46,041
                                                                ----------
                                                                   625,329
                                                                ----------
            Total corporate notes
              (cost $625,329).................................  $  625,329
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,684,954) -- 106.1%...............   1,684,954
            OTHER ASSETS, LESS LIABILITIES -- (6.1%)..........     (96,155)
                                                                ----------
            NET ASSETS -- 100%................................  $1,588,799
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $129,002 or 8.1% of net assets.

The accompanying notes are an integral part of this financial statement.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF ASSETS AND LIABILITIES
 AS OF JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                                 HARTFORD
                                                                 HARTFORD         GROWTH         HARTFORD
                                                              GLOBAL LEADERS   OPPORTUNITIES   MONEY MARKET
                                                                 HLS FUND        HLS FUND        HLS FUND
                                                              --------------   -------------   ------------
ASSETS:
  Investments in securities, at value@......................    $1,392,307      $1,169,126      $1,684,954
  Cash......................................................             1              --              --
  Foreign currency on deposit with custodian#...............         1,668              76              --
  Unrealized appreciation in forward foreign currency
    contracts...............................................            20              --              --
  Receivables:
    Investment securities sold..............................        29,800           1,175              --
    Fund shares sold........................................            --             166           4,509
    Dividends and interest..................................         1,332             629           5,203
    Commission recapture....................................           155              31              --
  Other assets..............................................             1              --              --
                                                                ----------      ----------      ----------
Total assets................................................     1,425,284       1,171,203       1,694,666
                                                                ----------      ----------      ----------
LIABILITIES:
  Unrealized depreciation on forward foreign currency
    contracts...............................................            23              --              --
  Payable upon return of securities loaned..................       194,471         172,900              --
  Payables:
    Investment securities purchased.........................        33,981           2,607              --
    Fund shares redeemed....................................           657              88          84,780
    Dividends...............................................            --              --           3,494
    Accounting services fees................................             1              --               1
  Accrued Expenses..........................................           137              86          17,592
  Other liabilities.........................................            --               1              --
                                                                ----------      ----------      ----------
Total liabilities...........................................       229,270         175,682         105,867
                                                                ----------      ----------      ----------
Net assets..................................................    $1,196,014      $  995,521      $1,588,799
                                                                ==========      ==========      ==========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................    $1,172,003      $  858,411      $1,588,799
Accumulated undistributed net investment income.............         6,939           2,739              --
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................       (50,911)          2,954              --
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................        67,983         131,417              --
                                                                ----------      ----------      ----------
Net assets..................................................    $1,196,014      $  995,521      $1,588,799
                                                                ==========      ==========      ==========
Par value...................................................    $    0.001      $    0.001      $    0.001
                                                                ----------      ----------      ----------
Total Shares Outstanding....................................        70,141          35,625       1,588,799
                                                                ----------      ----------      ----------
Total Shares Authorized.....................................     3,400,000         700,000       7,000,000
                                                                ----------      ----------      ----------
CLASS IA:Net asset value per share..........................    $    17.07      $    27.98      $     1.00
                                                                ----------      ----------      ----------
        Shares outstanding..................................        54,191          30,648       1,324,790
                                                                ----------      ----------      ----------
        Shares authorized...................................     3,200,000         500,000       6,000,000
                                                                ----------      ----------      ----------
        Net assets..........................................    $  925,202      $  857,395      $1,324,790
                                                                ----------      ----------      ----------
CLASS IB:Net asset value per share..........................    $    16.98      $    27.76      $     1.00
                                                                ----------      ----------      ----------
        Shares outstanding..................................        15,950           4,977         264,009
                                                                ----------      ----------      ----------
        Shares authorized...................................       200,000         200,000       1,000,000
                                                                ----------      ----------      ----------
        Net assets..........................................    $  270,812      $  138,126      $  264,009
                                                                ----------      ----------      ----------
@ Cost of securities........................................    $1,324,334      $1,037,706      $1,684,954
                                                                ----------      ----------      ----------
@ Market value of securities on loan........................    $  187,070      $  168,418      $       --
                                                                ----------      ----------      ----------
 # Cost of foreign currency on deposit with custodian.......    $    1,668      $       76      $       --
                                                                ----------      ----------      ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF OPERATIONS
 FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                                 HARTFORD
                                                                 HARTFORD         GROWTH         HARTFORD
                                                              GLOBAL LEADERS   OPPORTUNITIES   MONEY MARKET
                                                                 HLS FUND        HLS FUND        HLS FUND
                                                              --------------   -------------   ------------
INVESTMENT INCOME:
  Dividends.................................................    $  11,096        $  3,907        $    --
  Interest..................................................          229             229         22,433
  Securities lending........................................          461             543             --
  Miscellaneous.............................................           --             863             --
  Less: Foreign tax withheld................................       (1,027)            (49)            --
                                                                ---------        --------        -------
    Total investment income (loss)..........................       10,759           5,493         22,433
                                                                ---------        --------        -------
EXPENSES:
  Investment advisory fees..................................        2,986           2,830          2,021
  Administrative services fees..............................        1,201              --          1,617
  Accounting services.......................................          120              --            162
  Board of Directors fees...................................            9               7             14
  Custodian fees, gross.....................................          197              32              3
  Distribution fees -- Class IB.............................          332             149            325
  Other expenses............................................          113             102            149
                                                                ---------        --------        -------
    Total expenses (before fees paid indirectly)............        4,958           3,120          4,291
  Less: fees paid indirectly
    Commissions recaptured..................................         (946)           (382)            --
    Custodian offsets.......................................           --             (19)            (2)
                                                                ---------        --------        -------
    Total expenses, net.....................................        4,012           2,719          4,289
                                                                ---------        --------        -------
  Net investment income (loss)..............................        6,747           2,774         18,144
                                                                ---------        --------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................       23,304          34,363             --
  Net realized gain (loss) on forward foreign currency
    contracts...............................................         (189)            320             --
  Net realized gain (loss) on foreign currency
    transactions............................................         (147)           (295)            --
  Net unrealized appreciation (depreciation) on
    securities..............................................     (120,354)        (23,822)            --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................           (2)             --             --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...          (42)              2             --
                                                                ---------        --------        -------
  Net realized and unrealized gain (loss) on investments....      (97,430)         10,568             --
                                                                ---------        --------        -------
  Net increase (decrease) in net assets resulting from
    operations..............................................    $ (90,683)       $ 13,342        $18,144
                                                                =========        ========        =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                         HARTFORD GLOBAL LEADERS            HARTFORD GROWTH                 HARTFORD MONEY
                                                 HLS FUND                OPPORTUNITIES HLS FUND            MARKET HLS FUND
                                       ----------------------------   ----------------------------   ----------------------------
                                          FOR THE                        FOR THE                        FOR THE
                                         SIX MONTH       FOR THE        SIX MONTH       FOR THE        SIX MONTH       FOR THE
                                       PERIOD ENDED     YEAR ENDED    PERIOD ENDED     YEAR ENDED    PERIOD ENDED     YEAR ENDED
                                       JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005   DECEMBER 31,
                                        (UNAUDITED)        2004        (UNAUDITED)        2004        (UNAUDITED)        2004
                                       -------------   ------------   -------------   ------------   -------------   ------------
OPERATIONS:
  Net investment income (loss).......   $    6,747      $    8,163      $  2,774        $  1,680      $   18,144      $   15,755
  Net realized gain (loss) on
    investments......................       22,968         111,649        34,388         106,241              --              --
  Net unrealized appreciation
    (depreciation) on
    investments......................     (120,398)         68,530       (23,820)         27,679              --              --
                                        ----------      ----------      --------        --------      ----------      ----------
  Net increase (decrease) in net
    assets resulting from
    operations.......................      (90,683)        188,342        13,342         135,600          18,144          15,755
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA.........................       (2,544)         (4,835)           --              --         (15,496)        (13,838)
    Class IB.........................         (520)           (891)           --              --          (2,648)         (1,917)
  From net realized gain on
    investments
    Class IA.........................           --              --            --              --              --              --
    Class IB.........................           --              --            --              --              --              --
                                        ----------      ----------      --------        --------      ----------      ----------
  Total distributions................       (3,064)         (5,726)           --              --         (18,144)        (15,755)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold.............................       55,216         262,835       118,371         421,995       2,565,721       4,564,702
    Issued on reinvestment of
      distributions..................        2,544           4,835            --              --          15,496          13,838
    Redeemed.........................      (63,858)       (138,832)     (120,526)       (391,985)     (2,550,952)     (4,893,454)
                                        ----------      ----------      --------        --------      ----------      ----------
  Total Cost of Shares...............       (6,098)        128,838        (2,155)         30,010          30,265        (314,914)
  Class IB
    Sold.............................       36,927         127,774        36,795          54,517         124,274         323,333
    Issued on reinvestment of
      distributions..................          520             891            --              --           2,648           1,917
    Redeemed.........................      (19,640)        (19,431)      (14,031)        (15,143)       (115,721)       (313,372)
                                        ----------      ----------      --------        --------      ----------      ----------
  Total Cost of Shares...............       17,807         109,234        22,764          39,374          11,201          11,878
                                        ----------      ----------      --------        --------      ----------      ----------
  Net increase (decrease) from
    capital share transactions.......       11,709         238,072        20,609          69,384          41,466        (303,036)
                                        ----------      ----------      --------        --------      ----------      ----------
  Net increase (decrease) in net
    assets...........................      (82,038)        420,688        33,951         204,984          41,466        (303,036)
NET ASSETS:
  Beginning of period................   $1,278,052      $  857,364      $961,570        $756,586      $1,547,333      $1,850,369
                                        ==========      ==========      ========        ========      ==========      ==========
  End of period......................   $1,196,014      $1,278,052      $995,521        $961,570      $1,588,799      $1,547,333
                                        ==========      ==========      ========        ========      ==========      ==========
  Accumulated undistributed net
    investment income (loss).........   $    6,939      $    3,256      $  2,739        $    (35)     $       --      $       --
                                        ==========      ==========      ========        ========      ==========      ==========
SHARES:
  Class IA
    Sold.............................        3,196          15,751         4,471          16,878       2,565,721       4,564,702
    Issued on reinvestment of
      distributions..................          146             271            --              --          15,496          13,838
    Redeemed.........................       (3,728)         (8,335)       (4,543)        (15,719)     (2,550,952)     (4,893,454)
                                        ----------      ----------      --------        --------      ----------      ----------
  Total Shares.......................         (386)          7,687           (72)          1,159          30,265        (314,914)
                                        ----------      ----------      --------        --------      ----------      ----------
  Class IB
    Sold.............................        2,156           7,696         1,396           2,196         124,274         323,333
    Issued on reinvestment of
      distributions..................           30              50            --              --           2,648           1,917
    Redeemed.........................       (1,150)         (1,194)         (533)           (624)       (115,721)       (313,372)
                                        ----------      ----------      --------        --------      ----------      ----------
  Total Shares.......................        1,036           6,552           863           1,572          11,201          11,878
                                        ----------      ----------      --------        --------      ----------      ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                    ------------------------------------------------------------------------------

                                                              NET REALIZED                              DIVIDENDS
                                    NET ASSET      NET            AND           TOTAL      DIVIDENDS    IN EXCESS
                                    VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET      OF NET
                                    BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME       INCOME
                                    ---------   ----------   --------------   ----------   ----------   ----------
HARTFORD GLOBAL LEADERS
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA                            $18.41       $ 0.10         $(1.39)        $(1.29)      $(0.05)       $ --
 Class IB                             18.32         0.09          (1.40)         (1.31)       (0.03)         --
 For the Year Ended
  December 31, 2004
 Class IA                             15.53         0.12           2.85           2.97        (0.09)         --
 Class IB                             15.47         0.10           2.82           2.92        (0.07)         --
 For the Year Ended
  December 31, 2003
 Class IA                             11.50         0.07           4.02           4.09        (0.06)         --
 Class IB                             11.47         0.04           4.00           4.04        (0.04)         --
 For the Year Ended
  December 31, 2002
 Class IA                             14.43(5)      0.13(5)       (2.95)(5)      (2.82)(5)    (0.11)(5)      --(5)
 Class IB                             14.40(5)      0.12(5)       (2.96)(5)      (2.84)(5)    (0.09)(5)      --(5)
 For the Year Ended
  December 31, 2001
 Class IA                             17.59(5)      0.11(5)       (3.02)(5)      (2.91)(5)    (0.08)(5)      --(5)
 Class IB                             17.57(5)      0.08(5)       (3.02)(5)      (2.94)(5)    (0.06)(5)      --(5)
 For the Year Ended
  December 31, 2000
 Class IA                             19.13(5)      0.08(5)       (1.42)(5)      (1.34)(5)    (0.09)(5)      --(5)
 Class IB                             19.12(5)     (0.06)(5)      (1.30)(5)      (1.36)(5)    (0.08)(5)      --(5)
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA                             27.63         0.08           0.27           0.35           --          --
 Class IB                             27.44         0.07           0.25           0.32           --          --
 For the Year Ended
  December 31, 2004
 Class IA                             23.57         0.05           4.01           4.06           --          --
 Class IB                             23.48         0.03           3.93           3.96           --          --
 For the Year Ended
  December 31, 2003
 Class IA                             16.40         0.01           7.18           7.17           --          --
 Class IB                             16.37         0.01           7.12           7.11           --          --
 For the Year Ended
  December 31, 2002
 Class IA                             22.66        (0.03)         (6.23)         (6.26)          --          --
 From inception April 30, 2002
  through December 31, 2002
 Class IB                             21.16        (0.01)         (4.78)         (4.79)          --          --
 For the Year Ended
  December 31, 2001
 Class IA                             40.66           --          (9.21)         (9.21)          --          --
 For the Year Ended
  December 31, 2000
 Class IA                             45.14        (0.03)          2.99           2.96           --          --
HARTFORD MONEY MARKET
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA                              1.00         0.01             --           0.01        (0.01)         --
 Class IB                              1.00         0.01             --           0.01        (0.01)         --
 For the Year Ended
  December 31, 2004
 Class IA                              1.00           --             --             --           --          --
 Class IB                              1.00           --             --             --           --          --
 For the Year Ended
  December 31, 2003
 Class IA                              1.00         0.01             --           0.01        (0.01)         --
 Class IB                              1.00           --             --             --           --          --
 For the Year Ended
  December 31, 2002
 Class IA                              1.00         0.01             --           0.01        (0.01)         --
 Class IB                              1.00         0.01             --           0.01        (0.01)         --
 For the Year Ended
  December 31, 2001
 Class IA                              1.00         0.04             --           0.04        (0.04)         --
 Class IB                              1.00         0.04             --           0.04        (0.04)         --
 For the Year Ended
  December 31, 2000
 Class IA                              1.00         0.06             --           0.06        (0.06)         --
 Class IB                              1.00         0.06             --           0.06        (0.06)         --

                                             -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     ---------------------------------------------------------------------------------

                                     DISTRIBUTIONS   DISTRIBUTIONS       TOTAL       NET INCREASE               TOTAL
                                       FROM NET      FROM CAPITAL    DISTRIBUTIONS    (DECREASE)    NET ASSET   RETURN
                                       REALIZED      -------------   -------------      IN NET      VALUE AT    ------
                                       GAINS ON                                         ASSETS       END OF
                                      INVESTMENTS                                       VALUE        PERIOD
                                     -------------                                   ------------   ---------
HARTFORD GLOBAL LEADERS
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA                               $   --           $ --           $(0.05)        $ (1.34)      $17.07     (7.02)(2)
 Class IB                                   --             --            (0.03)          (1.34)       16.98     (7.14)(2)
 For the Year Ended
  December 31, 2004
 Class IA                                   --             --            (0.09)           2.88        18.41     19.19
 Class IB                                   --             --            (0.07)           2.85        18.32     18.89
 For the Year Ended
  December 31, 2003
 Class IA                                   --             --            (0.06)           4.03        15.53     35.57
 Class IB                                   --             --            (0.04)           4.00        15.47     35.24
 For the Year Ended
  December 31, 2002
 Class IA                                   --(5)          --(5)         (0.11)(5)       (2.93)(5)    11.50(5)  (19.51)
 Class IB                                   --(5)          --(5)         (0.09)(5)       (2.93)(5)    11.47(5)  (19.70)
 For the Year Ended
  December 31, 2001
 Class IA                                (0.17)(5)         --(5)         (0.25)(5)       (3.16)(5)    14.43(5)  (16.58)
 Class IB                                (0.17)(5)         --(5)         (0.23)(5)       (3.17)(5)    14.40(5)  (16.73)
 For the Year Ended
  December 31, 2000
 Class IA                                (0.11)(5)         --(5)         (0.20)(5)       (1.54)(5)    17.59(5)  (7.06)
 Class IB                                (0.11)(5)         --(5)         (0.19)(5)       (1.55)(5)    17.57(5)  (7.22)
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA                                   --             --               --            0.35        27.98      1.27(2)
 Class IB                                   --             --               --            0.32        27.76      1.14(2)
 For the Year Ended
  December 31, 2004
 Class IA                                   --             --               --            4.06        27.63     17.18
 Class IB                                   --             --               --            3.96        27.44     16.89
 For the Year Ended
  December 31, 2003
 Class IA                                   --             --               --            7.17        23.57     43.79
 Class IB                                   --             --               --            7.11        23.48     43.43
 For the Year Ended
  December 31, 2002
 Class IA                                   --             --               --           (6.26)       16.40     (27.65)
 From inception April 30, 2002
  through December 31, 2002
 Class IB                                   --             --               --           (4.79)       16.37     (22.65)(2)
 For the Year Ended
  December 31, 2001
 Class IA                                (8.79)            --            (8.79)         (18.00)       22.66     (22.85)
 For the Year Ended
  December 31, 2000
 Class IA                                (7.44)            --            (7.44)          (4.48)       40.66      3.99
HARTFORD MONEY MARKET
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA                                   --             --            (0.01)             --         1.00      1.14%(2)
 Class IB                                   --             --            (0.01)             --         1.00      1.01(2)
 For the Year Ended
  December 31, 2004
 Class IA                                   --             --               --              --         1.00      0.94
 Class IB                                   --             --               --              --         1.00      0.69
 For the Year Ended
  December 31, 2003
 Class IA                                   --             --            (0.01)             --         1.00      0.75
 Class IB                                   --             --               --              --         1.00      0.50
 For the Year Ended
  December 31, 2002
 Class IA                                   --             --            (0.01)             --         1.00      1.47
 Class IB                                   --             --            (0.01)             --         1.00      1.24
 For the Year Ended
  December 31, 2001
 Class IA                                   --             --            (0.04)             --         1.00      3.87
 Class IB                                   --             --            (0.04)             --         1.00      3.68
 For the Year Ended
  December 31, 2000
 Class IA                                   --             --            (0.06)             --         1.00      6.10
 Class IB                                   --             --            (0.06)             --         1.00      5.91

                                     -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                     -------------------------------------------------------------
                                                   RATIO OF     RATIO OF     RATIO OF
                                     NET ASSETS    EXPENSES     EXPENSES       NET       PORTFOLIO
                                     AT END OF    TO AVERAGE   TO AVERAGE   INVESTMENT   TURNOVER
                                       PERIOD     NET ASSETS   NET ASSETS   INCOME TO     RATE(6)
                                     ----------     AFTER        BEFORE      AVERAGE     ---------
                                                  WAIVERS(3)   WAIVERS(3)   NET ASSETS
                                                  ----------   ----------   ----------
HARTFORD GLOBAL LEADERS
HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA                            $  925,203      0.77(1)      0.77(1)       1.10(1)     156
 Class IB                               270,812      1.02(1)      1.02(1)       0.85(1)     156
 For the Year Ended
  December 31, 2004
 Class IA                             1,004,850      0.78         0.78          0.83        255
 Class IB                               273,202      1.03         1.03          0.58        255
 For the Year Ended
  December 31, 2003
 Class IA                               728,049      0.80         0.80          0.54        292
 Class IB                               129,315      1.05         1.05          0.29        292
 For the Year Ended
  December 31, 2002
 Class IA                               544,901      0.81         0.81          1.06        324
 Class IB                                55,421      1.03         1.06          0.84        324
 For the Year Ended
  December 31, 2001
 Class IA                               484,661      0.81         0.81          0.71        363
 Class IB                                49,356      0.99         1.06          0.53        363
 For the Year Ended
  December 31, 2000
 Class IA                               572,517      0.81         0.81          0.63        367
 Class IB                                25,869      0.99         1.06          0.45        367
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA                               857,395      0.64(1)      0.64(1)       0.59(1)      80
 Class IB                               138,126      0.89(1)      0.89(1)       0.34(1)      80
 For the Year Ended
  December 31, 2004
 Class IA                               848,674      0.63         0.63          0.23        137
 Class IB                               112,896      0.88         0.88         (0.03)       137
 For the Year Ended
  December 31, 2003
 Class IA                               696,900      0.64         0.64         (0.05)       145
 Class IB                                59,686      0.89         0.89         (0.30)       145
 For the Year Ended
  December 31, 2002
 Class IA                               478,045      0.66         0.66         (0.16)       189
 From inception April 30, 2002
  through December 31, 2002
 Class IB                                 5,287      0.84(1)      0.84(1)      (0.10)(1)    189
 For the Year Ended
  December 31, 2001
 Class IA                               755,068      0.65         0.65         (0.01)       228
 For the Year Ended
  December 31, 2000
 Class IA                             1,063,005      0.64         0.64         (0.08)       120
HARTFORD MONEY MARKET
 HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA                             1,324,791      0.49%(1)     0.49%(1)      2.28%(1)     --%
 Class IB                               264,009      0.74(1)      0.74(1)       2.03(1)      --
 For the Year Ended
  December 31, 2004
 Class IA                             1,294,525      0.48         0.48          0.93         --
 Class IB                               252,808      0.73         0.73          0.68         --
 For the Year Ended
  December 31, 2003
 Class IA                             1,609,439      0.49         0.49          0.75         --
 Class IB                               240,930      0.74         0.74          0.50         --
 For the Year Ended
  December 31, 2002
 Class IA                             2,319,456      0.49         0.49          1.43         --
 Class IB                               261,914      0.72         0.74          1.20         --
 For the Year Ended
  December 31, 2001
 Class IA                             1,867,520      0.48         0.48          3.58         --
 Class IB                               152,129      0.66         0.73          3.40         --
 For the Year Ended
  December 31, 2000
 Class IA                             1,242,275      0.48         0.48          5.91         --
 Class IB                                36,270      0.66         0.73          5.73         --

---------------
(1)Annualized.
(2)Not annualized.
(3)Ratios do not reflect reductions for expense offsets (see Note 3(e)).
(4)Information presented relates to a share of capital stock outstanding for the indicated period.
(5)Per shares amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(6)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 2005 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

1.  ORGANIZATION:

    The Hartford HLS Funds serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("HLIC") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans.

    Hartford Series Fund, Inc. (comprised of twenty-six portfolios, two are included in these financial statements; they are Hartford Global Leaders HLS Fund and Hartford Money Market HLS Fund) and Hartford Series Fund II, Inc. (comprised of ten portfolios, one is included in these financial statements; it is Hartford Growth Opportunities HLS Fund). Each "Fund" or together the "Funds" are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies.

    Each Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended. Income and expenses, realized and unrealized capital gains and losses are allocated to each class of a Fund based on the ratio of prior day's net assets.

    Indemnifications: Under the Funds' organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

    The Funds are available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and they are offered directly to certain qualified retirement plans ("Products"). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, the issuers of such variable annuity products, Hartford Life's products, the Funds' ability to restrict transfers by certain owners of older variable annuity products is limited. In February 2005, Hartford Life agreed in principle with the Board of Directors of the Funds to indemnify the Funds for any material harm caused to the Funds from frequent trading by these contract owners. The specific terms of the indemnification have not been determined nor have any dollar amounts, relating to the indemnification, been recorded by the Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with accounting principles generally accepted in the investment company industry:

    a) Security Transactions -- Security transactions are recorded for on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) Security Valuation -- Equity securities are valued at the last sales price or official closing price reported on principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day, then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in net assets.

        Except for the Money Market Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund, uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

        Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available

--------------------------------------------------------------------------------

       from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. The Money Market Fund's assets, and investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

        Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using prevailing exchange rates. Options are valued at the last sales price. If no sale took place on such a day, then options are valued at the mean between the bid and asked prices.

        Securities for which prices are not available from an independent pricing service, but where an active marker exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system in accordance with procedures established by the Funds' Board of Directors.

        Investment income such as dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount is recorded on the accrual basis.

    c) Foreign Currency Transactions -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security
        (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian or a third party bank in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

        Certain Funds, together with other investment management companies having investment advisory agreements with Wellington Management Company, LLP (Wellington) have an interest in joint repurchase agreements (totaling $1,128,050) dated 06/30/05 with Bank of America Corp., Deutsche Bank Securities, Inc., J.P. Morgan Chase & Co. and UBS Securities LLC due 07/01/05. These joint repurchase agreements are collateralized as follows:

        BROKER                            RATE    PRINCIPAL    COLLATERAL VALUE       SECURITY TYPE
        ------                            ----    ----------   ----------------   ----------------------
        Bank of America Corp............  3.43%   $  255,000      $  260,100      Federal National
                                                                                  Mortgage Association
        Deutsche Bank Securities,
          Inc. .........................  3.40%      130,000         132,600      Federal Home Loan
                                                                                  Mortgage Corp.
                                                                                  Federal National
                                                                                  Mortgage Association
        J.P. Morgan Chase & Co. ........  3.43%      130,000         132,602      Federal National
                                                                                  Mortgage Association
        UBS Securities LLC..............  3.45%      560,000         571,204      Federal Home Loan
                                                                                  Mortgage Corp.
                                                                                  Federal National
                                                                                  Mortgage Association
        UBS Securities LLC..............  2.93%       53,050          54,390      TIPS
                                                  ----------      ----------
                                                  $1,128,050      $1,150,896
                                                  ==========      ==========

        BROKER                             COUPON RATE       MATURITY
        ------                            --------------   ------------
        Bank of America Corp............
                                              6.00%            2035
        Deutsche Bank Securities,
          Inc. .........................
                                          4.50% -  5.50%    2020 - 2034
                                          4.50% -  9.00%    2019 - 2034
        J.P. Morgan Chase & Co. ........
                                          5.00% -  9.00%    2016 - 2035
        UBS Securities LLC..............
                                          3.50% - 11.50%    2005 - 2035
                                          4.00% - 11.00%    2005 - 2034
        UBS Securities LLC..............      1.63%            2015

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

        The maturity amounts are as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Global Leaders HLS Fund............................  $11,087
        Hartford Growth Opportunities HLS Fund......................   28,341

    e) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management or Wellington. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of June 30, 2005 there are no joint trading accounts.

    f) Futures, Options on Futures and Options Transactions -- Certain Funds may invest in futures contracts and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

        At any time prior to the expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

        The use of futures contracts involve elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Change in the value of the futures contracts may decrease the effectiveness of the Funds' strategies and potentially result in loss.

        The premium paid by a Fund for the purchase of a call or put option is included in the Funds' Statements of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

        The Funds may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statements of Assets and Liabilities, which increases the Fund's return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk loss from a change in value of such options, which may exceed the related premiums received. The Funds had no written option activity for the six month period ended June 30, 2005.

    g) Forward Foreign Currency Contracts -- For the six month period ended June 30, 2005, Hartford Global Leaders HLS Fund and Hartford Growth Opportunities HLS Fund had entered into forward foreign currency contracts that obligate the Fund to repurchase/replace or sell currencies at specified future dates. The Fund enters into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

        Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. In addition, risk may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar.

    h) Indexed Securities -- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

    i) Securities Lending -- The Funds may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash, which is then invested in short-term money market instruments with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially.

--------------------------------------------------------------------------------

    j) Federal Income Taxes -- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    k) Fund Share Valuation and Distributions to Shareholders -- Orders for the Funds' shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

        Dividends are declared pursuant to a policy adopted by the Funds' Board of Directors based upon the investment performance of the respective Funds. The policy of all Funds, except the Hartford Money Market HLS Fund, is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

        Hartford Money Market HLS Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are declared daily and distributed monthly.

        Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts (see Note 5).

    l) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    m) Illiquid Securities and Other Investments -- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for Hartford Money Market HLS Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when their sub-advisor considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investment were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on a Fund's net asset value. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to qualifying institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors. For the period ended June 30, 2005, the Funds held illiquid securities as denoted in each Fund's Schedule of Investments.

    n) Securities purchased on a when-issued or delayed delivery basis -- Delivery and payment for securities that have been purchased by the Fund on a when-issued or delayed delivery basis take place beyond customary settlement period. During this period, such securities are subject to market fluctuations and the Fund maintains in a segregated account with is custodian, assets sufficient to meet the purchase price. The Funds had no outstanding when-issued or delayed delivery securities as of June 30, 2005.

    o) Credit Risk -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bonds prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors), an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Funds pursuant to investment management agreements approved by each Fund's Board of Directors and shareholders.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

        The schedule below reflects the rates of compensation paid to HL Advisors for services rendered, a portion of which is used to compensate Wellington of Hartford Investment Management:

                         HARTFORD MONEY MARKET HLS FUND

AVERAGE DAILY NET ASSETS                                              ANNUAL RATE
------------------------                                              -----------
All assets.........................................................      0.250%

                        HARTFORD GLOBAL LEADERS HLS FUND

AVERAGE DAILY NET ASSETS                                              ANNUAL RATE
------------------------                                              -----------
On first $250 million..............................................      0.575%
On next $250 million...............................................      0.525
On next $500 million...............................................      0.475
Over $1 billion....................................................      0.425

                     HARTFORD GROWTH OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                              ANNUAL RATE
------------------------                                              -----------
On first $100 million..............................................      0.700%
Over $100 million..................................................      0.600

        Pursuant to sub-advisory agreements between HL Advisors and Wellington, Wellington provides the day-to-day investment management services to Hartford Global Leaders HLS Fund and Hartford Growth Opportunities HLS Fund.

        Pursuant to investment services agreements between HL Advisors and Hartford Investment Management, Hartford Investment Management provides the day-to-day investment management services to the Hartford Money Market HLS Fund.

        Wellington and Hartford Investment Management determine the purchase and sale of portfolio securities and place such orders for execution in the name of the respective Fund. In conjunction with their investment activity, Wellington and Hartford Investment Management regularly furnish reports to the Funds' Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Funds.

    b) Administrative Services Agreement -- Under the Administrative Services Agreement between HLIC and each of the following Funds; Hartford Global Leaders HLS Fund and Hartford Money Market HLS Fund, HLIC provides administrative services to the Funds and receives monthly compensation at the annual rate of 0.20% of each Fund's average daily net assets. The Funds assume and pay certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HLIC or any other related company.

    c) Accounting Services Agreement -- Under the Fund Accounting Agreement between HLIC and Hartford Series Fund, Inc., HLIC provides accounting services to the Funds and receives monthly compensation at the annual rate of 0.02% of each Fund's average daily net assets plus expenses.

        Under the Fund Accounting Agreement between HLIC, HL Investment Advisors, LLC ("HLIA") and Hartford HLS Series Fund II, Inc., HLIC provides accounting to the Funds and HLIA pays HLIC monthly compensation based on cost reimbursement.

    d) Operating Expenses -- Allocable expenses of the Funds are charged to each Fund based on the ratio of the average net assets of each Fund to the combined average net assets of the Funds. Non-allocable expenses are charged to each fund based on specific identification.

    e) Expense Offset -- The Funds have entered into an agreement with State Street Global Markets, LLC and Frank Russell Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used solely to reduce the Funds' operating expenses. The Funds' custodian bank has also agreed to reduce its fees when the Funds maintain cash on deposit in the non-interest-bearing custody account. For the six month period ended June 30, 2005, these amounts are included in the Statement of Operations.

        The ratio of expenses to average net assets excludes expense offsets in the financial highlights. Had the expense offsets been included, the annualized ratio for the six month period ended June 30, 2005, would have been as follows:

                                                                                               FOR THE SIX MONTH
                                                                       FOR THE YEAR ENDED            PERIOD
                                                                       DECEMBER 31, 2004      ENDED JUNE 30, 2005
                                                                       RATIO OF EXPENSES       RATIO OF EXPENSES
                                                                           TO AVERAGE              TO AVERAGE
                                                                        NET ASSETS AFTER        NET ASSETS AFTER
                                                                          WAIVERS AND             WAIVERS AND
                                                                            OFFSETS                 OFFSETS
                                                                      --------------------    --------------------
        FUND                                                          CLASS IA    CLASS IB    CLASS IA    CLASS IB
        ----                                                          --------    --------    --------    --------
        Hartford Global Leaders HLS Fund............................    0.68%       0.93%       0.69%       0.94%
        Hartford Growth Opportunities HLS Fund......................    0.57        0.82        0.60        0.85
        Hartford Money Market HLS Fund..............................    0.48        0.73        0.49        0.74

--------------------------------------------------------------------------------

    f) Distribution Plan for Class IB shares -- Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each Fund compensates the Distributor, Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of Hartford Life, Inc.) from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

        The Distribution Plan provides that each Fund pay annually up to 0.25% of the average daily net assets of a fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.  INVESTMENT TRANSACTIONS:

    For the six month period ended June 30, 2005, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. Government Obligations) were as follows:

                                                             COST OF             SALES             COST OF             SALES
                                                            PURCHASES          PROCEEDS           PURCHASES          PROCEEDS
                                                            EXCLUDING          EXCLUDING             FOR                FOR
                                                         U.S. GOVERNMENT    U.S. GOVERNMENT    U.S. GOVERNMENT    U.S. GOVERNMENT
        FUND                                               OBLIGATIONS        OBLIGATIONS        OBLIGATIONS        OBLIGATIONS
        ----                                             ---------------    ---------------    ---------------    ---------------
        Hartford Global Leaders HLS Fund...............    $1,906,838         $1,854,384             $--                $--
        Hartford Growth Opportunities HLS Fund.........       778,072            740,528              --                 --

5.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with AICPA Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value per share of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of December 31, 2004, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below

                                                                                        ACCUMULATED     ACCUMULATED
                                                                       ACCUMULATED     NET REALIZED    NET REALIZED
                                                                      NET INVESTMENT   GAIN(LOSS) ON   GAIN(LOSS) ON
        FUND                                                           INCOME(LOSS)     INVESTMENTS     INVESTMENTS
        ----                                                          --------------   -------------   -------------
        Hartford Global Leaders HLS Fund............................     $  (904)         $  904          $    --
        Hartford Growth Opportunities HLS Fund......................      (1,703)          2,961           (1,258)

6.  CAPITAL LOSS CARRY FORWARD:

    At December 31, 2004, the following Funds had capital loss carryforwards for U.S. Federal Tax purposes of approximately:

                                                                                 YEAR OF
        FUND                                                          AMOUNT    EXPIRATION
        ----                                                          -------   ----------
        Hartford Global Leaders HLS Fund............................  $ 1,044      2009
        Hartford Global Leaders HLS Fund............................   67,986      2010
        Hartford Growth Opportunities HLS Fund......................   30,862      2010

    Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of the Hartford Global Leaders HLS Fund carry forwards may apply.

    For the fiscal year ended December 31, 2004, the following Fund has elected to defer losses occurring between November 1, 2004 and December 31, 2004 as follows:

                                                                      CAPITAL LOSS   CURRENCY LOSS
        FUND                                                            DEFERRED       DEFERRED
        ----                                                          ------------   -------------
        Hartford Growth Opportunities HLS Fund                            $--             $35

    Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 2005.

7.  DISTRIBUTION TO SHAREHOLDERS:

    The tax character of distributions paid during 2005, if any, will be determined at the end of the year.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 JUNE 30, 2005 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

    The tax character of distributions paid during 2004 was as follows:

                                                                                 LONG-TERM
                                                                      ORDINARY    CAPITAL      RETURN
        FUND                                                           INCOME      GAIN      OF CAPITAL
        ----                                                          --------   ---------   ----------
        Hartford Global Leaders HLS Fund............................  $ 5,726       $--         $--
        Hartford Money Market HLS Fund..............................   15,755        --          --

    As of December 31, 2004, the components of distributable earnings on tax basis were as follows:

                                                                                      UNDISTRIBUTED   UNDISTRIBUTED
                                                                      UNDISTRIBUTED     LONG-TERM       UNREALIZED
                                                                        ORDINARY         CAPITAL       APPRECIATION
        FUND                                                             INCOME           GAIN        (DEPRECIATION)
        ----                                                          -------------   -------------   --------------
        Hartford Global Leaders HLS Fund............................     $3,256            $--           $183,531
        Hartford Growth Opportunities HLS Fund......................         --             --            154,666
        Hartford Money Market HLS Fund..............................         --             --                 --

    The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferred of loses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

8.  LINE OF CREDIT:

    The Funds, except for the Hartford Money Market HLS Fund, participate in a $650,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. For the six month period ended June 30, 2005, the Funds did not have any borrowings under this facility.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. each have a Board of Directors that elects officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation or retirement, or until his or her successor is elected and qualifies.

Each officer and three of the funds' directors, as noted in the chart below, are "interested" persons of the funds, as defined in Section 2(a)(19) of the Investment Company Act of 1940, by virtue of an affiliation with, as equity ownership of, HL Advisors or other affiliated companies. Except for Mr. Znamierowski and Ms. Jaffee, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 80 funds. Mr. Znamierowski oversees 62 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Ms. Jaffee oversees 63 funds and serves as a director only for The Hartford Mutual Funds, Inc., Hartford Series Fund, Inc. and The Hartford Income Shares Fund, Inc. Currently, all of the funds have the same officers. Correspondence may be sent to directors and officers c/o Hartford HLS Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Ms. Settimi may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the funds, date first elected or appointed to Hartford Series Fund, Inc. ("SF") and Hartford HLS Series Fund II, Inc. ("SF2"), principal occupation, and, for directors, other directorships held.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) includes additional information about fund directors, and is available upon request without charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 59) Director since 2003
     Chairman of the Litigation Committee; Co-Chairman of the Investment
     Committee
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of the The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

ROBERT M. GAVIN, JR. (age 65) Director since 2002 (SF) and 1986 (SF2), Chairman of the Board
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

DUANE E. HILL (age 60) Director since 2001 (SF) and 2002 (SF2), Chairman of the Nominating Committee
     Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

SANDRA S. JAFFEE (age 63) Director(1) since 2005(SF)
     Ms. Jaffee is an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank's Global Securities Services (1995-2003).

PHILLIP O. PETERSON (age 60) Director since 2002 (SF) and 2000 (SF2), Chairman of the Audit Committee
     Mr. Peterson is a mutual fund industry consultant. From January 2004 to April 2005, Mr. Peterson served as Independent President of Strong Mutual Funds. Mr. Peterson was a partner of KPMG LLP until July 1999.

---------------
1() Director of Hartford Series Fund, Inc. only. Ms. Jaffee is a consultant for a controlling shareholder of Institutional Shareholder Services, Inc. an unaffiliated third party corporate governance research service company ("ISS"), and serves as a director of ISS and as a member of the Executive Committee of the board of directors of ISS. From time to time, ISS may provide in-depth analyses of shareholder meeting agendas, vote recommendations, record-keeping or vote disclosure services to one or more of the sub-advisers to the Funds.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 47) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life, Inc. Mr. Marra was named President of Hartford Life, Inc. in 2001 and Chief Operating Officer in 2000, and served as Director of Hartford Life Inc.'s Investment Products Division from 1998 to 2000. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors").

LOWNDES A. SMITH (age 65) Director since 1996 (SF) and 2002 (SF2) Co-Chairman of the Investment Committee
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of Hartford Life Insurance Company from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group Ltd. since November 2003.

DAVID M. ZNAMIEROWSKI (age 45) Director since 1999 (SF), President since 1999
(SF) and 2001 (SF2)(2)
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment Management"), Executive Vice President and Chief Investment Officer of Hartford Life and Executive Vice President and Chief Investment Officer of The Hartford. Mr. Znamierowski is also a Managing Member and Executive Vice President of HISFCO and HL Advisors.

OTHER OFFICERS

WILLIAM H. DAVISON, JR. (age 48) Vice President since 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment Management. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 47) Vice President since 2002 (SF) and 1993 (SF2), Controller and Treasurer since 2004
     Ms. Fagely has been a Vice President of Hartford Administrative Services Company ("HASCO") since 1998. Prior to 1998, she was Second Vice President of HASCO. Ms. Fagely is a Vice President of Hartford Life Insurance Company, where she served as Assistant Vice President from December 2001 through May 2005. In addition, she is Controller of HIFSCO.

MARY JANE FORTIN (age 40) Vice President since 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life Insurance Company. She also serves as Vice President of HL Advisors and HIFSCO. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 53) Vice President since 1996 (SF) and 2001 (SF2), Chief Compliance Officer since 2004
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company. In addition, he serves as Chief Broker/Dealer Compliance Officer for HIFSCO.

STEPHEN T. JOYCE (age 46) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Solutions Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors.

---------------
2() From February 1, 2005 to March 27, 2005, John C. Walters served as President and Chief Executive Officer of the Companies.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

EDWARD P. MACDONALD (age 38) Vice President and Secretary since 2005
     Mr. Macdonald serves as Assistant General Counsel of The Hartford. Prior to joining The Hartford in 2005, Mr. Macdonald was with Prudential Financial (formerly American Skandia Investment Services, Inc.) where he served as Chief Counsel, Investment Management (July 2002 to March 2005); Senior Counsel, Securities (September 2000 to June 2002); Counsel (December 1999 to August 2000) ; and Senior Associate of Counsel (April 1999 to December
     1999).

DENISE A. SETTIMI (age 44) Vice President since 2005
     Ms. Settimi currently serves as Assistant Vice President Securities Operations of HASCO. Previously, Ms. Settimi was with American Express Financial Advisors, where she was Director of Retirement Plan Services from 1997 to 2003.

JOHN C. WALTERS (age 43) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and a record of how the Funds voted any proxies for the twelve month period ended June 30, 2005, is available
(1) without charge, upon request, by calling 1-800-862-6668 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available (1) without charge, upon request, by calling 1-800-862-6668 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements for each of the Funds at a meeting held on July 27-28, 2004, is currently available in the Funds' Statement of Additional Information.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 EXPENSE EXAMPLE
--------------------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first three columns of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second three columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Expenses are equal to the Fund's annualized expense ratio(s) multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

                                                                                  HYPOTHETICAL (5% RETURN BEFORE
                                                 ACTUAL RETURN                               EXPENSES)
                                    ---------------------------------------   ---------------------------------------
                                                                 EXPENSES                                  EXPENSES
                                                               PAID DURING                               PAID DURING
                                     BEGINNING      ENDING        PERIOD       BEGINNING      ENDING        PERIOD
                                      ACCOUNT       ACCOUNT    DECEMBER 31,     ACCOUNT       ACCOUNT    DECEMBER 31,
                                       VALUE         VALUE     2004 THROUGH      VALUE         VALUE     2004 THROUGH   ANNUALIZED
                                    DECEMBER 31,   JUNE 30,      JUNE 30,     DECEMBER 31,   JUNE 30,      JUNE 30,      EXPENSE
                                        2004         2005          2005           2004         2005          2005         RATIO
                                    ------------   ---------   ------------   ------------   ---------   ------------   ----------
HARTFORD GLOBAL LEADERS HLS FUND
  Class IA.........................    $1,000      $  925.98      $3.68          $1,000      $1,020.98      $3.86          0.77%
  Class IB.........................    $1,000      $  923.54      $4.86          $1,000      $1,019.74      $5.11          1.02%
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  Class IA.........................    $1,000      $1,009.53      $3.19          $1,000      $1,021.62      $3.21          0.64%
  Class IB.........................    $1,000      $1,006.99      $4.43          $1,000      $1,020.38      $4.46          0.89%
HARTFORD MONEY MARKET HLS FUND
  Class IA.........................    $1,000      $1,008.97      $2.44          $1,000      $1,022.36      $2.46          0.49%
  Class IB.........................    $1,000      $1,006.43      $3.68          $1,000      $1,021.12      $3.71          0.74%


                                     DAYS IN THE
                                     CURRENT 1/2   DAYS IN THE
                                        YEAR        FULL YEAR
                                     -----------   -----------
HARTFORD GLOBAL LEADERS HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD GROWTH OPPORTUNITIES HLS F
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD MONEY MARKET HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

      WFPASSAR-8-05  Printed in U.S.A. (c) 2005 The Hartford, Hartford, CT 06115





























---------------------------
                                                                    PRESORTED
The Hartford                                                         STANDARD
P.O. Box 5085                                                      U.S. POSTAGE
Hartford, CT 06102-5085                                                PAID
                                                                    HUDSON, MA
---------------------------                                        PERMIT NO. 6

                                                      [THE HARTFORD ELK PICTURE]




Semi-Annual Report
June 30, 2005


                              ________________

                              - Manager Discussions
                              - Financials




                                                             [THE HARTFORD LOGO]


         Semi-Annual Report
         June 30, 2005                                     (STAG PHOTO)

                                        - Manager Discussions
                                        - Financials

                                                             (THE HARTFORD LOGO)

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Advisers HLS Fund inception 3/31/1983
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                                             LEHMAN BROTHERS
                                                                                                         GOVERNMENT/CREDIT BOND
                                                       ADVISERS IA                S&P 500 INDEX                   INDEX
                                                       -----------                -------------          ----------------------
6/30/1995                                               10000.00                    10000.00                    10000.00
7/31/1995                                               10186.60                    10331.00                     9961.45
8/31/1995                                               10255.10                    10355.80                    10088.90
9/30/1995                                               10592.70                    10792.80                    10191.40
10/31/1995                                              10519.90                    10752.90                    10341.00
11/30/1995                                              10941.10                    11226.00                    10511.30
12/31/1995                                              11083.40                    11442.70                    10666.20
1/31/1996                                               11324.10                    11831.70                    10732.50
2/29/1996                                               11356.00                    11941.80                    10504.80
3/31/1996                                               11411.10                    12056.40                    10416.60
4/30/1996                                               11501.90                    12233.60                    10345.20
5/31/1996                                               11705.10                    12548.00                    10327.70
6/30/1996                                               11808.40                    12595.70                    10465.60
7/31/1996                                               11536.40                    12039.00                    10490.00
8/31/1996                                               11640.00                    12293.00                    10464.20
9/30/1996                                               12144.10                    12983.90                    10650.20
10/31/1996                                              12406.50                    13342.20                    10898.80
11/30/1996                                              13151.90                    14349.60                    11099.50
12/31/1996                                              12889.60                    14065.40                    10975.80
1/31/1997                                               13449.90                    14943.10                    10988.80
2/28/1997                                               13500.10                    15061.20                    11012.00
3/31/1997                                               13116.50                    14443.70                    10881.10
4/30/1997                                               13705.90                    15304.50                    11040.30
5/31/1997                                               14315.70                    16235.00                    11143.30
6/30/1997                                               14933.40                    16962.30                    11277.00
7/31/1997                                               15857.80                    18310.80                    11622.00
8/31/1997                                               15071.20                    17285.40                    11491.60
9/30/1997                                               15706.50                    18231.00                    11672.30
10/31/1997                                              15417.80                    17622.00                    11859.20
11/30/1997                                              15875.20                    18438.00                    11921.60
12/31/1997                                              16008.20                    18755.10                    12046.80
1/31/1998                                               16237.10                    18961.40                    12216.60
2/28/1998                                               17031.40                    20328.50                    12191.80
3/31/1998                                               17675.10                    21369.30                    12229.30
4/30/1998                                               17953.00                    21585.20                    12290.80
5/31/1998                                               17795.00                    21213.90                    12422.90
6/30/1998                                               18457.70                    22075.20                    12549.30
7/31/1998                                               18585.30                    21840.70                    12559.30
8/31/1998                                               16963.00                    18682.70                    12804.70
9/30/1998                                               17655.20                    19880.30                    13170.80
10/31/1998                                              18530.90                    21496.00                    13077.80
11/30/1998                                              19233.60                    22798.20                    13155.70
12/31/1998                                              19912.60                    24112.00                    13188.00
1/31/1999                                               20347.30                    25120.30                    13281.70
2/28/1999                                               19872.50                    24339.60                    12966.00
3/31/1999                                               20476.50                    25313.20                    13030.40
4/30/1999                                               21016.00                    26293.40                    13062.70
5/31/1999                                               20500.00                    25673.40                    12927.90
6/30/1999                                               21268.90                    27098.20                    12887.50
7/31/1999                                               20834.60                    26252.00                    12851.90
8/31/1999                                               20643.90                    26121.40                    12841.60
9/30/1999                                               20409.00                    25405.20                    12957.40
10/31/1999                                              21102.90                    27012.20                    12991.00
11/30/1999                                              21268.10                    27561.40                    12983.70
12/31/1999                                              21981.20                    29184.70                    12904.70
1/31/2000                                               21213.40                    27718.60                    12901.10
2/29/2000                                               21078.70                    27194.40                    13062.90
3/31/2000                                               22503.20                    29853.10                    13251.60
4/30/2000                                               22025.90                    28955.00                    13187.00
5/31/2000                                               21755.30                    28360.90                    13175.10
6/30/2000                                               22074.50                    29060.20                    13444.10
7/31/2000                                               21865.50                    28606.20                    13586.50
8/31/2000                                               22642.70                    30382.00                    13778.30
9/30/2000                                               22048.00                    28778.40                    13830.10
10/31/2000                                              22188.20                    28656.40                    13916.80
11/30/2000                                              21467.00                    26398.80                    14154.80
12/31/2000                                              21778.00                    26528.30                    14434.10
1/31/2001                                               22227.20                    27468.90                    14676.30
2/28/2001                                               21377.50                    24965.80                    14827.70
3/31/2001                                               20502.20                    23385.10                    14895.70
4/30/2001                                               21351.90                    25199.70                    14784.10
5/31/2001                                               21508.90                    25368.60                    14869.10
6/30/2001                                               20958.40                    24752.10                    14940.50
7/31/2001                                               20979.80                    24508.30                    15312.80
8/31/2001                                               20180.70                    22975.70                    15509.40
9/30/2001                                               19387.70                    21121.10                    15652.00
10/31/2001                                              19838.00                    21524.50                    16049.20
11/30/2001                                              20673.90                    23175.40                    15785.80
12/31/2001                                              20729.00                    23379.30                    15661.40
1/31/2002                                               20452.70                    23038.40                    15776.50
2/28/2002                                               20337.20                    22594.00                    15910.30
3/31/2002                                               20698.90                    23443.80                    15587.50
4/30/2002                                               19607.90                    22023.10                    15889.50
5/31/2002                                               19478.50                    21861.40                    16036.10
6/30/2002                                               18648.40                    20304.90                    16172.50
7/31/2002                                               18012.60                    18723.10                    16367.30
8/31/2002                                               18024.80                    18844.80                    16734.30
9/30/2002                                               16836.80                    16798.30                    17094.20
10/31/2002                                              17623.20                    18274.80                    16930.80
11/30/2002                                              18459.60                    19349.40                    16940.80
12/31/2002                                              17830.00                    18213.60                    17389.70
1/31/2003                                               17514.00                    17738.20                    17389.20
2/28/2003                                               17389.70                    17472.20                    17698.70
3/31/2003                                               17419.20                    17641.60                    17675.70
4/30/2003                                               18307.60                    19093.50                    17864.50
5/31/2003                                               19054.50                    20098.60                    18372.20
6/30/2003                                               19202.50                    20355.80                    18298.70
7/31/2003                                               19300.10                    20714.90                    17531.60
8/31/2003                                               19507.90                    21118.10                    17647.20
9/30/2003                                               19438.00                    20894.50                    18206.20
10/31/2003                                              20063.00                    22075.00                    17975.00
11/30/2003                                              20198.50                    22269.00                    18022.70
12/31/2003                                              21074.30                    23436.10                    18200.50
1/31/2004                                               21189.40                    23866.20                    18365.80
2/29/2004                                               21363.30                    24197.80                    18590.50
3/31/2004                                               21156.40                    23832.80                    18761.10
4/30/2004                                               20779.90                    23459.10                    18185.10
5/31/2004                                               20948.80                    23780.40                    18092.00
6/30/2004                                               21291.00                    24242.70                    18166.50
7/31/2004                                               20791.20                    23440.40                    18358.40
8/31/2004                                               20910.00                    23534.40                    18746.90
9/30/2004                                               20874.80                    23789.30                    18812.40
10/31/2004                                              20892.20                    24152.80                    18975.40
11/30/2004                                              21277.50                    25129.70                    18764.30
12/31/2004                                              21808.70                    25984.60                    18963.70
1/31/2005                                               21591.30                    25351.20                    19095.60
2/28/2005                                               21869.30                    25884.40                    18969.80
3/31/2005                                               21407.20                    25426.50                    18836.20
4/30/2005                                               21353.80                    24944.50                    19118.60
5/31/2005                                               21915.30                    25737.50                    19358.40
6/30/2005                                               21927.80                    25774.40                    19484.90

    --- ADVISERS FUND IB           -- LEHMAN BROTHERS GOVERNMENT/     --- S&P 500 INDEX
        $10,000 starting value         CREDIT BOND INDEX                  $10,000 starting value
        $21,928 ending value           $10,000 starting value             $25,774 ending value
                                       $19,485 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

You cannot invest directly in the indices.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                            YTD*    1 YEAR   5 YEAR   10 YEAR
-----------------------------------------------------------------
Advisers IB(3)              0.55%   2.99%    -0.13%    8.17%
-----------------------------------------------------------------
S&P 500 Index              -0.81%   6.32%    -2.37%    9.93%
-----------------------------------------------------------------
Lehman Brothers
  Government/ Credit Bond
  Index                     2.75%   7.26%     7.70%    6.96%
-----------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGERS

STEVEN T. IRONS, CFA
Senior Vice President, Partner

SAUL J. PANNELL, CFA
Senior Vice President, Partner
JOHN C. KEOGH
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Advisers HLS Fund, Class IB returned 0.55% for the six-month period ended June 30, 2005. The Fund performed in line with its Composite Index (S&P 500 Index 55%, Lehman Brothers Government/Credit Bond Index 35%, Treasury Bill 10%) return of 0.68%, and ahead of the Lipper Flexible Portfolio Variable Annuity-Underlying Funds Average of 0.54%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund has three primary levers to generate investment performance: equity investments, fixed income investments, and asset allocation among stocks, bonds, and cash. During the first six months of the year, both the equity portion and the fixed income portion performed well, but asset allocation decisions held back performance. The Fund has maintained an equity weighting in the 65% to 70% range during the period, which is at the higher end of its historical range. U.S. equity markets have treaded water in 2005, as investors continued to struggle with an anticipated deceleration in corporate earnings and the combination of low long-term interest rates and high energy prices. Fixed income has outperformed equities in this environment.

Results in the equity portion of the Fund were strong due to positive relative stock selection and sector weightings. Relative stock selection was best in Information Technology and Industrials. The Fund's also had individual stocks in the Energy sector that drove performance as two of the largest contributors to Fund performance were in the sector. ExxonMobil (Energy & Services) benefited from rising crude oil prices and Schlumberger (Energy & Services), a major oil service provider, benefited from oil companies increasing spending to find oil. The top absolute contributor for the period was credit card provider MBNA (Banks), whose shares rose after Bank of America (Banks) announced plans to acquire the company.

Offsetting these strong results somewhat was weaker relative stock selection in Financials and Energy. Stocks that detracted from both relative and absolute results included American International Group (AIG) (Insurance), Time Warner (Media & Entertainment), and Alcoa (Metals, Minerals & Mining). AIG (Insurance) declined after investigations into accounting and business practices, which led to the resignation of their longtime CEO, Hank Greenberg. Time Warner experienced ongoing erosion of its America Online subscriber base and growing concerns over its advertising market. Alcoa shares were down due to energy related cost increases that

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

pressured its profit margins. We continued to own each company at the end of the period. Finally, we maintained a significant underweight in Utilities because we see limited long term growth prospects in the sector. This decision detracted from performance as Utilities was a strong performing sector during the first half of the year.
Relative performance in fixed income was strong as well. The Fund was underweight bonds in the 5 to 10 year maturity range and overweight bonds in the 10 to 30 year range. This was the right positioning in an environment where the Federal Reserve was raising short-term rates and long-term rates were declining, resulting in a "flattening" of the yield curve. In addition, the Fund benefited by not owning any debt issues from Ford (Transportation) or General Motors (Transportation), which both had their credit ratings downgraded during the period.

WHAT IS THE OUTLOOK?
On May 1, 2005, Steven T. Irons and Saul J. Pannell replaced Rand L. Alexander as managers of the equity portion of the Fund; Mr. Alexander has retired from Wellington Management Company, LLP. Mr. Irons and Mr. Pannell are both experienced investment professionals who have successful track records with Hartford Funds. Mr. Irons has been involved with the Hartford Value HLS Fund and the Hartford Equity Income HLS Fund investment team and Mr. Pannell has been portfolio manager for the Hartford Capital Appreciation HLS Fund. John C. Keogh will continue in his role as portfolio manager for the fixed income portion of the fund.

Mr. Irons and Mr. Pannell will continue to manage the stock portion with a large cap, core approach. They will apply a bottom-up investment process in constructing a diversified portfolio. They will look for companies that exhibit some or all of the following characteristics: industry leadership, strong balance sheets, strong management teams, high return on equity, acceleration in growth rates, a globally competitive position, and/or attractive valuation with a catalyst. The equity managers will continue to work collaboratively with Mr. Keogh to make decisions regarding portfolio weights in stocks, bonds, and cash.

At the end of the period, the equity portion was overweight Information Technology and Health Care, and underweight Utilities and Consumer Staples. The fixed income portion was positioned for an environment of continued Federal Reserve rate increases, reasonably low inflation, and ongoing global demand for high quality duration instruments. The Fund's equity exposure was at 66%, due to our belief that expected returns in equities are better than in bonds or cash.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.
DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------

-------------------------------------------------------------------
                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
Banks                                                       9.0%
-------------------------------------------------------------------
Business Services                                           0.7
-------------------------------------------------------------------
Chemicals                                                   0.9
-------------------------------------------------------------------
Communications                                              3.9
-------------------------------------------------------------------
Computers & Office Equipment                                1.9
-------------------------------------------------------------------
Consumer Non-Durables                                       2.0
-------------------------------------------------------------------
Consumer Services                                           0.5
-------------------------------------------------------------------
Drugs                                                       9.1
-------------------------------------------------------------------
Education                                                   0.1
-------------------------------------------------------------------
Electrical Equipment                                        0.8
-------------------------------------------------------------------
Electronics                                                 5.9
-------------------------------------------------------------------
Energy & Services                                           5.7
-------------------------------------------------------------------
FICO Strip Bonds                                            0.1
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                      0.1
-------------------------------------------------------------------
Federal National Mortgage Association                       0.2
-------------------------------------------------------------------
Financial Services                                          6.1
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    3.8
-------------------------------------------------------------------
Forest & Paper Products                                     0.1
-------------------------------------------------------------------
Government National Mortgage Association                    0.6
-------------------------------------------------------------------
Hotels & Gaming                                             0.1
-------------------------------------------------------------------
Insurance                                                   5.4
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               18.6
-------------------------------------------------------------------
Machinery                                                   2.8
-------------------------------------------------------------------
Media & Entertainment                                       3.1
-------------------------------------------------------------------
Medical Instruments & Supplies                              1.9
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.4
-------------------------------------------------------------------
Real Estate Investment Trust                                0.4
-------------------------------------------------------------------
Repurchase Agreement                                        1.2
-------------------------------------------------------------------
Retail                                                      4.7
-------------------------------------------------------------------
Software & Services                                         4.5
-------------------------------------------------------------------
Tennessee Valley Authority                                  1.3
-------------------------------------------------------------------
Transportation                                              3.9
-------------------------------------------------------------------
U.S. Government Agencies                                    0.8
-------------------------------------------------------------------
U.S. Treasury Bonds                                         7.4
-------------------------------------------------------------------
U.S. Treasury Notes                                         5.2
-------------------------------------------------------------------
Utilities                                                   0.9
-------------------------------------------------------------------
Other Assets and Liabilities                              (16.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of June 30, 2005

                                                      PERCENTAGE OF
CLASS                                                  NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                         3.1%
-------------------------------------------------------------------
Common Stocks                                              65.8
-------------------------------------------------------------------
Corporate Notes: Investment Grade                          12.3
-------------------------------------------------------------------
Municipal Bonds                                             0.2
-------------------------------------------------------------------
Short-Term Securities                                      19.8
-------------------------------------------------------------------
U.S. Government Agencies                                    2.3
-------------------------------------------------------------------
U.S. Government Securities                                 12.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (16.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Capital Appreciation HLS Fund inception 4/2/1984
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                   CAPITAL APPRECIATION B                 S&P 500 INDEX
                                                                   ----------------------                 -------------
6/30/1995                                                                 10000.00                           10000.00
7/31/1995                                                                 10609.50                           10331.00
8/31/1995                                                                 10764.50                           10356.00
9/30/1995                                                                 11000.70                           10793.00
10/31/1995                                                                10476.80                           10753.00
11/30/1995                                                                10939.10                           11226.00
12/31/1995                                                                10963.20                           11443.00
1/31/1996                                                                 11127.10                           11832.00
2/29/1996                                                                 11418.20                           11942.00
3/31/1996                                                                 11587.40                           12056.00
4/30/1996                                                                 12140.50                           12234.00
5/31/1996                                                                 12507.60                           12548.00
6/28/1996                                                                 12189.10                           12596.00
7/31/1996                                                                 11315.60                           12039.00
8/31/1996                                                                 11908.70                           12293.00
9/30/1996                                                                 12606.70                           12984.00
10/31/1996                                                                12591.00                           13342.00
11/29/1996                                                                13263.70                           14350.00
12/31/1996                                                                13199.20                           14065.00
1/31/1997                                                                 13703.40                           14943.00
2/28/1997                                                                 13438.30                           15061.00
3/31/1997                                                                 12678.80                           14444.00
4/30/1997                                                                 12999.90                           15305.00
5/30/1997                                                                 14479.10                           16235.00
6/30/1997                                                                 15102.90                           16962.00
7/31/1997                                                                 16349.30                           18311.00
8/31/1997                                                                 16152.10                           17285.00
9/30/1997                                                                 17221.40                           18231.00
10/31/1997                                                                16186.90                           17622.00
11/28/1997                                                                16056.00                           18438.00
12/31/1997                                                                16108.20                           18755.00
1/31/1998                                                                 15959.50                           18961.00
2/27/1998                                                                 17465.60                           20328.00
3/31/1998                                                                 18151.40                           21369.00
4/30/1998                                                                 18468.60                           21585.00
5/31/1998                                                                 17653.20                           21214.00
6/30/1998                                                                 17991.60                           22075.00
7/31/1998                                                                 17538.60                           21841.00
8/31/1998                                                                 14045.40                           18683.00
9/30/1998                                                                 14871.00                           19880.00
10/31/1998                                                                16321.30                           21496.00
11/30/1998                                                                17336.80                           22798.00
12/31/1998                                                                18562.90                           24112.00
1/31/1999                                                                 19366.60                           25120.00
2/28/1999                                                                 18509.10                           24340.00
3/31/1999                                                                 19938.30                           25313.00
4/30/1999                                                                 20874.90                           26293.00
5/31/1999                                                                 20576.60                           25673.00
6/30/1999                                                                 21717.30                           27098.00
7/31/1999                                                                 21481.80                           26252.00
8/31/1999                                                                 21217.60                           26121.00
9/30/1999                                                                 20495.80                           25405.00
10/31/1999                                                                21872.30                           27012.00
11/30/1999                                                                23042.90                           27561.00
12/31/1999                                                                25470.80                           29185.00
1/31/2000                                                                 24951.10                           27719.00
2/29/2000                                                                 28797.70                           27194.00
3/31/2000                                                                 29492.00                           29853.00
4/30/2000                                                                 27939.60                           28955.00
5/31/2000                                                                 27009.70                           28361.00
6/30/2000                                                                 28688.70                           29060.00
7/31/2000                                                                 28729.30                           28606.00
8/31/2000                                                                 31629.10                           30382.00
9/30/2000                                                                 30476.50                           28778.00
10/31/2000                                                                29600.70                           28656.00
11/30/2000                                                                27142.60                           26399.00
12/31/2000                                                                28787.40                           26528.00
1/31/2001                                                                 30502.50                           27469.00
2/28/2001                                                                 29125.80                           24966.00
3/31/2001                                                                 27542.00                           23385.00
4/30/2001                                                                 29672.40                           25200.00
5/31/2001                                                                 30073.30                           25369.00
6/30/2001                                                                 29189.10                           24752.00
7/31/2001                                                                 28108.30                           24508.00
8/31/2001                                                                 26698.30                           22976.00
9/30/2001                                                                 23621.60                           21121.00
10/31/2001                                                                24302.80                           21524.00
11/30/2001                                                                26051.80                           23175.00
12/31/2001                                                                26742.90                           23379.00
1/31/2002                                                                 26023.50                           23038.00
2/28/2002                                                                 25468.30                           22594.00
3/31/2002                                                                 26441.10                           23444.00
4/30/2002                                                                 25013.30                           22023.00
5/31/2002                                                                 24915.10                           21861.00
6/30/2002                                                                 22702.50                           20305.00
7/31/2002                                                                 20871.00                           18723.00
8/31/2002                                                                 21355.00                           18845.00
9/30/2002                                                                 19739.00                           16798.00
10/31/2002                                                                21203.00                           18275.00
11/30/2002                                                                22837.00                           19349.00
12/31/2002                                                                21426.00                           18214.00
1/31/2003                                                                 20986.00                           17738.00
2/28/2003                                                                 20752.00                           17472.00
3/31/2003                                                                 20509.00                           17642.00
4/30/2003                                                                 22045.00                           19094.00
5/31/2003                                                                 23788.00                           20099.00
6/30/2003                                                                 24411.00                           20356.00
7/31/2003                                                                 24851.00                           20715.00
8/31/2003                                                                 25779.00                           21118.00
9/30/2003                                                                 25675.00                           20894.00
10/31/2003                                                                27683.00                           22075.00
11/30/2003                                                                28373.00                           22269.00
12/31/2003                                                                30430.00                           23436.00
1/31/2004                                                                 30923.00                           23866.00
2/29/2004                                                                 32047.00                           24198.00
3/31/2004                                                                 32059.00                           23833.00
4/30/2004                                                                 30841.00                           23459.00
5/31/2004                                                                 31492.00                           23780.00
6/30/2004                                                                 32820.00                           24243.00
7/31/2004                                                                 31174.00                           23440.00
8/31/2004                                                                 30698.00                           23534.00
9/30/2004                                                                 31789.00                           23789.00
10/31/2004                                                                32514.00                           24153.00
11/30/2004                                                                34877.00                           25130.00
12/31/2004                                                                36232.00                           25985.00
1/31/2005                                                                 35358.00                           25351.00
2/28/2005                                                                 36685.00                           25884.00
3/31/2005                                                                 35252.00                           25427.00
4/30/2005                                                                 34163.00                           24945.00
5/31/2005                                                                 35162.00                           25738.00
6/30/2005                                                                 35826.00                           25774.00

    --- CAPITAL APPRECIATION FUND IB    --- S&P 500 INDEX
        $10,000 starting value              $10,000 starting value
        $35,826 ending value                $25,774 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                         YTD*     1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
Capital Appreciation
  IB(3)                  -1.12%    9.16%    4.54%    13.61%
----------------------------------------------------------------
S&P 500 Index            -0.81%    6.32%   -2.37%     9.93%
----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

SAUL J. PANNELL, CFA
Senior Vice President, Partner

FRANK D. CATRICKES, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Capital Appreciation HLS Fund, Class IB returned
-1.12% for the six-month period ended June 30, 2005. The Fund's return lagged the 0.44% return for the Composite Index (40% S&P 500, 60% Russell 2500), the Lipper Multi-Cap Core Variable Annuity-Underlying Funds Average, which returned -0.59% and the S&P 500 Index, which returned -0.81% for the same time period.

WHY DID THE FUND PERFORM THIS WAY?

Falling long-term interest rates helped push the Composite Index into positive territory for the period despite concerns of slowing earnings growth and high energy prices. Within the Index, Energy and Utilities were the best-performing sectors, while Technology and Materials were the worst.

The Fund's underperformance during the period was largely the result of sector allocations. Overweight positions in the lagging Materials and Technology sectors and an underweight in the strong Utilities sector had a negative impact on performance, overwhelming the positive impact of an above-benchmark position in Energy stocks. Strong stock selection within Energy and Technology was offset by weak selection in Health Care and Consumer Discretionary stocks. Allocation among countries and market capitalizations was essentially neutral during the period.

Energy companies led the list of positive contributors. Devon Energy Corp. (Energy and Services) and Valero Energy Corp. (Energy and Services) both added value as the companies continued to benefit from higher oil prices. Medical services firm McKesson Corp. (Consumer Non-Durables) rose on solid revenue gains, fueled in part by drug-price inflation. Other positive contributors included Boeing Co. (Transportation), which rose on strong orders for the company's new 787 plane and new management, and Neiman-Marcus Group, Inc. (Retail), which moved up on news the company was being taken private by a venture capital group.

Negative contributors during the period came from several sectors. Biotechnology firm Elan Corp., PLC, ADR (Drugs) suffered a steep decline after pulling its much-heralded multiple sclerosis drug Tysabri from the market following patient deaths associated with the treatment, and OSI Pharmaceuticals, Inc. (Drugs) declined on expense concerns regarding its launch of Tarceva, a drug that treats non-small cell lung cancer. Packaging manufacturer Smurfit-Stone Container Corp. (Forest and Paper Products) fell on news of higher than expected inventories and forecasts of weak second quarter industry revenues. Symbol Technologies, Inc. (Computers and Office Equipment) and Toyota Motor Corp. (Transportation) also had a negative impact on results during the period.

WHAT IS THE OUTLOOK FOR THE REMAINDER OF 2005?

We remain focused on picking stocks one at a time based on detailed fundamental research. Our economic outlook is a direct result of our stock research and discussions with individual company managements. Currently, we expect global economic expansion during the next six to twelve months, but we are preparing for a deceleration from recent growth rates. This period

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

will not feel as good as the recovery we have experienced over the past two years, and we expect the main engine of growth during that time, the U.S. consumer, may have trouble keeping pace. We expect the commercial side of the economy to pick up the slack, particularly companies that could benefit from surging demand for raw materials and energy. We also believe certain areas within Technology are well positioned, notably those with emphasis on Internet search and advertising, as well as companies focused on the growing liquid crystal display market. As a result, we recently established new positions in Google, Inc. (Software & Services) and Corning, Inc. (Metals, Minerals & Mining).
To help fund such purchases we trimmed several stocks including Ingersoll-Rand Co., Ltd. (Machinery), Bunge Ltd. (Food, Beverage & Tobacco), and Forest Laboratories, Inc. (Drugs). At the end of the quarter, our bottom-up focus resulted in greater-than-benchmark weights in the Energy, Materials, Telecommunication and Technology sectors, and less-than-benchmark weights in Utilities, Industrials, Health Care, and Consumer Staples.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   76.9%
-------------------------------------------------------------------
Canada                                                      5.7
-------------------------------------------------------------------
Japan                                                       4.4
-------------------------------------------------------------------
South Korea                                                 3.5
-------------------------------------------------------------------
United Kingdom                                              2.4
-------------------------------------------------------------------
Switzerland                                                 2.3
-------------------------------------------------------------------
Brazil                                                      2.2
-------------------------------------------------------------------
France                                                      1.6
-------------------------------------------------------------------
Italy                                                       1.5
-------------------------------------------------------------------
Mexico                                                      1.2
-------------------------------------------------------------------
Taiwan                                                      1.1
-------------------------------------------------------------------
Israel                                                      1.0
-------------------------------------------------------------------
Australia                                                   0.8
-------------------------------------------------------------------
Hong Kong                                                   0.5
-------------------------------------------------------------------
Greece                                                      0.4
-------------------------------------------------------------------
China                                                       0.3
-------------------------------------------------------------------
Other Assets and Liabilities                               (5.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      10.8%
-------------------------------------------------------------------
Business Services                                           0.1
-------------------------------------------------------------------
Chemicals                                                   3.1
-------------------------------------------------------------------
Communications                                              7.7
-------------------------------------------------------------------
Computers & Office Equipment                                2.1
-------------------------------------------------------------------
Construction                                                0.5
-------------------------------------------------------------------
Consumer Non-Durables                                       2.5
-------------------------------------------------------------------
Drugs                                                       7.6
-------------------------------------------------------------------
Electrical Equipment                                        0.6
-------------------------------------------------------------------
Electronics                                                10.0
-------------------------------------------------------------------
Energy & Services                                           8.9
-------------------------------------------------------------------
Financial Services                                          4.9
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.4
-------------------------------------------------------------------
Forest & Paper Products                                     0.1
-------------------------------------------------------------------
Hotels & Gaming                                             1.1
-------------------------------------------------------------------
Insurance                                                   6.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                6.5
-------------------------------------------------------------------
Machinery                                                   3.4
-------------------------------------------------------------------
Media & Entertainment                                       3.2
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.2
-------------------------------------------------------------------
Metals, Minerals & Mining                                   5.9
-------------------------------------------------------------------
Real Estate                                                 0.4
-------------------------------------------------------------------
Real Estate Investment Trust                                0.7
-------------------------------------------------------------------
Repurchase Agreement                                        0.4
-------------------------------------------------------------------
Retail                                                      2.9
-------------------------------------------------------------------
Software & Services                                         6.0
-------------------------------------------------------------------
Transportation                                              6.6
-------------------------------------------------------------------
Other Assets and Liabilities                               (5.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Dividend and Growth HLS Fund inception 3/9/1994
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                   DIVIDEND AND GROWTH IA                 S&P 500 INDEX
                                                                   ----------------------                 -------------
6/30/1995                                                                 10000.00                           10000.00
7/31/1995                                                                 10235.10                           10331.00
8/31/1995                                                                 10407.20                           10356.20
9/30/1995                                                                 10935.60                           10793.00
10/31/1995                                                                10841.10                           10752.60
11/30/1995                                                                11362.10                           11226.00
12/31/1995                                                                11737.40                           11442.20
1/31/1996                                                                 12040.30                           11831.20
2/29/1996                                                                 12148.70                           11941.30
3/31/1996                                                                 12480.30                           12056.30
4/30/1996                                                                 12535.10                           12233.80
5/31/1996                                                                 12797.10                           12548.80
6/28/1996                                                                 12979.60                           12596.70
7/31/1996                                                                 12579.40                           12040.40
8/31/1996                                                                 12763.20                           12294.80
9/30/1996                                                                 13370.00                           12986.20
10/31/1996                                                                13754.40                           13344.20
11/29/1996                                                                14520.40                           14352.00
12/31/1996                                                                14390.10                           14067.70
1/31/1997                                                                 15141.30                           14946.10
2/28/1997                                                                 15362.10                           15063.40
3/31/1997                                                                 14783.50                           14445.60
4/30/1997                                                                 15291.80                           15307.30
5/30/1997                                                                 16287.90                           16238.50
6/30/1997                                                                 17180.70                           16965.60
7/31/1997                                                                 18198.90                           18314.80
8/31/1997                                                                 17336.80                           17289.50
9/30/1997                                                                 18380.50                           18235.90
10/31/1997                                                                17833.50                           17627.50
11/28/1997                                                                18575.20                           18442.90
12/31/1997                                                                18931.10                           18759.40
1/31/1998                                                                 19202.10                           18966.70
2/27/1998                                                                 20051.30                           20333.80
3/31/1998                                                                 21139.10                           21374.30
4/30/1998                                                                 21034.80                           21589.20
5/31/1998                                                                 20683.40                           21218.60
6/30/1998                                                                 20976.20                           22079.90
7/31/1998                                                                 20827.90                           21845.30
8/31/1998                                                                 18185.90                           18686.70
9/30/1998                                                                 19394.70                           19884.50
10/31/1998                                                                20742.80                           21500.50
11/30/1998                                                                21366.20                           22803.10
12/31/1998                                                                21993.80                           24117.10
1/31/1999                                                                 21803.20                           25125.60
2/28/1999                                                                 21483.00                           24344.80
3/31/1999                                                                 22031.50                           25318.50
4/30/1999                                                                 23379.30                           26299.00
5/31/1999                                                                 22784.80                           25678.80
6/30/1999                                                                 23560.70                           27103.90
7/31/1999                                                                 22819.60                           26257.60
8/31/1999                                                                 22226.00                           26126.90
9/30/1999                                                                 21652.90                           25410.60
10/31/1999                                                                22921.20                           27018.00
11/30/1999                                                                22807.20                           27567.20
12/31/1999                                                                23120.40                           29190.90
1/31/2000                                                                 22187.40                           27724.50
2/29/2000                                                                 20963.40                           27200.20
3/31/2000                                                                 23276.90                           29859.40
4/30/2000                                                                 22992.80                           28961.10
5/31/2000                                                                 23476.00                           28366.90
6/30/2000                                                                 22751.30                           29066.30
7/31/2000                                                                 22746.00                           28612.30
8/31/2000                                                                 24062.80                           30388.50
9/30/2000                                                                 24284.40                           28784.50
10/31/2000                                                                24790.50                           28662.50
11/30/2000                                                                24290.30                           26404.40
12/31/2000                                                                25607.00                           26533.90
1/31/2001                                                                 25237.10                           27474.70
2/28/2001                                                                 24986.10                           24971.10
3/31/2001                                                                 24187.80                           23390.00
4/30/2001                                                                 25427.70                           25205.10
5/31/2001                                                                 25881.40                           25374.00
6/30/2001                                                                 25223.40                           24757.40
7/31/2001                                                                 25406.10                           24513.60
8/31/2001                                                                 24575.10                           22980.50
9/30/2001                                                                 22969.80                           21125.60
10/31/2001                                                                22978.00                           21529.10
11/30/2001                                                                24252.60                           23180.30
12/31/2001                                                                24529.00                           23384.30
1/31/2002                                                                 24582.80                           23043.30
2/28/2002                                                                 24983.20                           22598.80
3/31/2002                                                                 25675.40                           23448.80
4/30/2002                                                                 24594.80                           22027.80
5/31/2002                                                                 24822.70                           21866.10
6/30/2002                                                                 23493.30                           20309.20
7/31/2002                                                                 21600.30                           18727.10
8/31/2002                                                                 21447.80                           18848.80
9/30/2002                                                                 19077.70                           16801.80
10/31/2002                                                                20522.90                           18278.70
11/30/2002                                                                21931.90                           19353.50
12/31/2002                                                                20992.00                           18217.50
1/31/2003                                                                 20274.20                           17742.00
2/28/2003                                                                 19855.70                           17475.90
3/31/2003                                                                 19817.30                           17645.10
4/30/2003                                                                 21296.10                           19097.30
5/31/2003                                                                 22662.70                           20102.50
6/30/2003                                                                 22864.00                           20359.80
7/31/2003                                                                 23088.10                           20718.90
8/31/2003                                                                 23597.30                           21122.20
9/30/2003                                                                 23320.70                           20898.60
10/31/2003                                                                24426.90                           22079.30
11/30/2003                                                                24882.60                           22273.40
12/31/2003                                                                26551.00                           23440.70
1/31/2004                                                                 26625.60                           23870.80
2/29/2004                                                                 27126.30                           24202.50
3/31/2004                                                                 26779.00                           23837.40
4/30/2004                                                                 26526.60                           23463.70
5/31/2004                                                                 26545.50                           23785.10
6/30/2004                                                                 27233.90                           24247.40
7/31/2004                                                                 26628.50                           23445.00
8/31/2004                                                                 26836.80                           23538.90
9/30/2004                                                                 27302.70                           23793.90
10/31/2004                                                                27600.70                           24157.40
11/30/2004                                                                28765.50                           25134.60
12/31/2004                                                                29774.50                           25989.60
1/31/2005                                                                 29045.80                           25356.10
2/28/2005                                                                 30088.00                           25889.40
3/31/2005                                                                 29490.60                           25431.50
4/30/2005                                                                 28869.00                           24949.40
5/31/2005                                                                 29373.90                           25742.50
6/30/2005                                                                 29518.50                           25774.00

    --- DIVIDEND AND GROWTH FUND IB    --- S&P 500 INDEX
        $10,000 starting value             $10,000 starting value
        $29,519 ending value               $25,774 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                          YTD*    1 YEAR   5 YEAR    10 YEAR
------------------------------------------------------------------
Dividend and Growth
  IB(3)                  -0.86%   8.39%     5.35%    11.43%
------------------------------------------------------------------
S&P 500 Index            -0.81%   6.32%    -2.37%     9.93%
------------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

EDWARD P. BOUSA, CFA
Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Dividend and Growth HLS Fund, Class IB returned

-0.86% for the six-month period ended June 30, 2005. The Fund outperformed its benchmark, the S&P 500 Index, which returned -0.81%, but underperformed the Lipper Equity Income Variable Annuity-Underlying Funds Average, which returned 0.72% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's outperformance relative to the S&P 500 was primarily due to sector allocation, in particular, our significant overweighting to Energy, which contributed positively to performance as higher crude prices pushed the oil stocks higher. In addition, our underweight to Information Technology helped relative performance as fears of slowing economic demand hurt the sector's returns. Finally, outperformance relative to the S&P 500 was helped by an overweight in the strong performing Utilities sector and stock selection in Consumer Staples stocks.

Energy stocks that contributed to the Fund's performance over the period include, Encana (Energy & Services), the Fund's top contributor, Royal Dutch Petroleum (Energy & Services), Total (Energy & Services), and Anadarko Petroleum (Energy & Services) all of which benefited from the rise in energy prices. One other top performer was utility company Exelon (Utilities). Exelon benefited from high electricity prices on its regulated nuclear- and coal-generated power.

Detractors from performance included International Paper (Forest & Paper Products), Parker Hannifin (Machinery), Delphi (Transportation) and IBM (Computers & Office Equipment). International Paper fell as weak demand has overwhelmed an improving supply scenario within the Paper/Forest products industry. We now expect management to aggressively curtail production. Delphi's results suffered in response to continued difficulties for its main customer, General Motors (Transportation). Delphi appears to have insurmountable problems, and we have exited this position. Parker Hannifin has lowered guidance for each of the last two quarters as a result of growing inventory levels. We believe that inventory levels have peaked and that the valuation is still attractive for the company. IBM's stock lagged following a mixed earnings report. IBM's service business is maturing, causing growth expectations to fall. We remain quite positive on IBM's ability to adjust to industry trends and grow the business.

WHAT IS THE OUTLOOK?

Our investment discipline is long-term focused and is strongest in understanding supply and demand. Our success in Energy has been a good example of this focus. All of our research on the underlying strength of the economy suggests that the economy is

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

in an inventory correction, and the economically sensitive stocks will improve.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
United States of America                                   97.1%
-------------------------------------------------------------------
United Kingdom                                              3.3
-------------------------------------------------------------------
Canada                                                      2.9
-------------------------------------------------------------------
France                                                      2.2
-------------------------------------------------------------------
Netherlands                                                 1.5
-------------------------------------------------------------------
Switzerland                                                 1.4
-------------------------------------------------------------------
Brazil                                                      0.6
-------------------------------------------------------------------
Japan                                                       0.5
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.5)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                        PERCENTAGE
                                                          OF NET
INDUSTRY                                                  ASSETS
--------------------------------------------------------------------
Banks                                                        9.2%
--------------------------------------------------------------------
Chemicals                                                    3.3
--------------------------------------------------------------------
Communications                                               6.2
--------------------------------------------------------------------
Computers & Office Equipment                                 3.2
--------------------------------------------------------------------
Consumer Non-Durables                                        2.8
--------------------------------------------------------------------
Drugs                                                        8.2
--------------------------------------------------------------------
Electronics                                                  4.4
--------------------------------------------------------------------
Energy & Services                                           16.1
--------------------------------------------------------------------
Financial Services                                           1.9
--------------------------------------------------------------------
Food, Beverage & Tobacco                                     4.3
--------------------------------------------------------------------
Forest & Paper Products                                      3.7
--------------------------------------------------------------------
Insurance                                                    5.3
--------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                 9.4
--------------------------------------------------------------------
Machinery                                                    3.0
--------------------------------------------------------------------
Media & Entertainment                                        4.0
--------------------------------------------------------------------
Medical Instruments & Supplies                               0.7
--------------------------------------------------------------------
Metals, Minerals & Mining                                    2.5
--------------------------------------------------------------------
Repurchase Agreement                                         3.1
--------------------------------------------------------------------
Retail                                                       3.0
--------------------------------------------------------------------
Software & Services                                          1.3
--------------------------------------------------------------------
Transportation                                               6.7
--------------------------------------------------------------------
U.S. Government Agencies                                     1.1
--------------------------------------------------------------------
Utilities                                                    6.1
--------------------------------------------------------------------
Other Assets and Liabilities                                (9.5)
--------------------------------------------------------------------
TOTAL                                                      100.0%
--------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford International Opportunities HLS Fund inception 7/2/1990
(subadvised by Wellington Management Company, LLP)
PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                   INTERNATIONAL OPP. IA          MSCI AC WORLD FREE EX US INDEX
                                                                   ---------------------          ------------------------------
6/30/1995                                                                 10000.00                           10000.00
7/31/1995                                                                 10543.30                           10567.30
8/31/1995                                                                 10320.70                           10200.80
9/30/1995                                                                 10417.70                           10375.00
10/31/1995                                                                10399.20                           10098.00
11/30/1995                                                                10629.40                           10335.10
12/31/1995                                                                10971.10                           10744.00
1/31/1996                                                                 11248.30                           10891.50
2/29/1996                                                                 11339.80                           10891.50
3/31/1996                                                                 11502.90                           11094.80
4/30/1996                                                                 11929.60                           11431.10
5/31/1996                                                                 11826.40                           11259.30
6/28/1996                                                                 11817.90                           11316.80
7/31/1996                                                                 11400.10                           10940.50
8/31/1996                                                                 11476.80                           11004.50
9/30/1996                                                                 11657.60                           11277.80
10/31/1996                                                                11646.20                           11164.90
11/29/1996                                                                12231.40                           11595.60
12/31/1996                                                                12358.60                           11461.30
1/31/1997                                                                 12231.80                           11250.80
2/28/1997                                                                 12281.80                           11457.10
3/31/1997                                                                 12291.00                           11433.10
4/30/1997                                                                 12211.50                           11529.50
5/30/1997                                                                 13009.60                           12241.60
6/30/1997                                                                 13611.10                           12917.10
7/31/1997                                                                 14010.60                           13178.60
8/31/1997                                                                 12978.10                           12141.90
9/30/1997                                                                 13682.20                           12798.30
10/31/1997                                                                12644.30                           11708.70
11/28/1997                                                                12442.20                           11562.40
12/31/1997                                                                12369.80                           11695.50
1/31/1998                                                                 12510.90                           12045.30
2/27/1998                                                                 13354.20                           12849.00
3/31/1998                                                                 13987.50                           13293.00
4/30/1998                                                                 14306.90                           13388.20
5/31/1998                                                                 14401.10                           13145.40
6/30/1998                                                                 14423.50                           13096.00
7/31/1998                                                                 14573.30                           13220.50
8/31/1998                                                                 12447.80                           11356.10
9/30/1998                                                                 11968.90                           11116.20
10/31/1998                                                                12844.50                           12280.60
11/30/1998                                                                13588.20                           12940.50
12/31/1998                                                                13970.00                           13386.40
1/31/1999                                                                 14370.60                           13372.00
2/28/1999                                                                 14023.30                           13072.60
3/31/1999                                                                 14821.20                           13703.80
4/30/1999                                                                 15384.30                           14389.20
5/31/1999                                                                 14745.30                           13713.40
6/30/1999                                                                 15465.20                           14343.50
7/31/1999                                                                 15859.10                           14679.90
8/31/1999                                                                 15879.70                           14730.80
9/30/1999                                                                 15972.00                           14830.50
10/31/1999                                                                16504.30                           15382.70
11/30/1999                                                                17447.10                           15997.80
12/31/1999                                                                19502.90                           17523.50
1/31/2000                                                                 18404.50                           16572.60
2/29/2000                                                                 19738.00                           17020.30
3/31/2000                                                                 19555.30                           17660.80
4/30/2000                                                                 18474.30                           16675.10
5/31/2000                                                                 17696.40                           16248.50
6/30/2000                                                                 18383.50                           16940.40
7/31/2000                                                                 17813.90                           16271.60
8/31/2000                                                                 18053.30                           16472.80
9/30/2000                                                                 17114.90                           15559.10
10/31/2000                                                                16292.10                           15064.50
11/30/2000                                                                15554.60                           14388.80
12/31/2000                                                                16138.50                           14880.10
1/31/2001                                                                 16232.80                           15103.30
2/28/2001                                                                 14930.00                           13907.50
3/31/2001                                                                 13867.20                           12924.50
4/30/2001                                                                 14902.70                           13803.50
5/31/2001                                                                 14322.70                           13422.30
6/30/2001                                                                 13864.70                           12907.50
7/31/2001                                                                 13559.80                           12620.30
8/31/2001                                                                 13180.90                           12306.90
9/30/2001                                                                 11789.00                           11001.30
10/31/2001                                                                12100.70                           11309.50
11/30/2001                                                                12818.40                           11826.80
12/31/2001                                                                13091.90                           11979.10
1/31/2002                                                                 12503.80                           11466.10
2/28/2002                                                                 12540.00                           11548.70
3/31/2002                                                                 13236.40                           12224.00
4/30/2002                                                                 13173.90                           12255.10
5/31/2002                                                                 13330.70                           12388.60
6/30/2002                                                                 12744.10                           11853.40
7/31/2002                                                                 11446.50                           10697.70
8/31/2002                                                                 11311.80                           10698.80
9/30/2002                                                                  9970.83                            9564.72
10/31/2002                                                                10708.90                           10077.40
11/30/2002                                                                11209.40                           10562.10
12/31/2002                                                                10720.20                           10221.00
1/31/2003                                                                 10246.90                            9862.20
2/28/2003                                                                  9948.86                            9661.99
3/31/2003                                                                  9744.26                            9474.55
4/30/2003                                                                 10637.20                           10387.90
5/31/2003                                                                 11247.10                           11049.70
6/30/2003                                                                 11428.00                           11355.50
7/31/2003                                                                 11758.00                           11657.60
8/31/2003                                                                 12188.10                           12004.90
9/30/2003                                                                 12288.30                           12341.10
10/31/2003                                                                13019.60                           13141.10
11/30/2003                                                                13286.10                           13427.60
12/31/2003                                                                14232.60                           14452.70
1/31/2004                                                                 14408.30                           14684.80
2/29/2004                                                                 14744.30                           15058.20
3/31/2004                                                                 14843.10                           15150.90
4/30/2004                                                                 14438.00                           14680.00
5/31/2004                                                                 14537.50                           14713.20
6/30/2004                                                                 14899.20                           15045.70
7/31/2004                                                                 14219.20                           14607.20
8/31/2004                                                                 14240.10                           14724.20
9/30/2004                                                                 14665.90                           15197.60
10/31/2004                                                                15210.50                           15726.10
11/30/2004                                                                16142.60                           16817.70
12/31/2004                                                                16764.30                           17539.80
1/31/2005                                                                 16468.10                           17237.70
2/28/2005                                                                 16946.80                           18087.90
3/31/2005                                                                 16548.90                           17597.30
4/30/2005                                                                 16252.10                           17163.30
5/31/2005                                                                 16333.00                           17270.80
6/30/2005                                                                 16654.40                           17595.90

    --- INTERNATIONAL OPPORTUNITIES FUND    --- MORGAN STANLEY CAPITAL
        IB                                      INTERNATIONAL ALL COUNTRY WORLD EX
        $10,000 starting value                  US INDEX
        $16,654 ending value                    $10,000 starting value
                                                $17,596 ending value

MSCI AC WORLD FREE EX U.S. INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                           YTD*    1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
International
  Opportunities IB(3)     -0.66%   11.78%   -1.96%    5.23%
----------------------------------------------------------------
Morgan Stanley Capital
  International All
  Country World ex US
  Index                    0.32%   16.95%    0.76%    5.81%
----------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

TROND SKRAMSTAD
Senior Vice President, Partner, Director of Global Equity Strategies NICOLAS M. CHOUMENKOVITCH
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford International Opportunities HLS Fund, Class IB returned -0.66% for the six-month period ended June 30, 2005. The Fund trailed the 0.32% return of the Morgan Stanley Capital International All Country World ex US Index, but outperformed the Lipper International Core Funds Variable Annuity-Underlying Funds Average of -0.80%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund uses a three-pronged strategy that considers fundamental company analysis as well as the relative attractiveness of countries and sectors. Our underperformance during the period was driven by one stock, Elan (Drugs), which accounted for the entire performance shortfall. The stock declined dramatically during the first quarter because Elan's major drug, Tysabri, an FDA-approved drug for multiple sclerosis, was withdrawn from the market due to a patient death in a follow-on clinical trial. We no longer hold the stock. Elan's decline offset good stock selection in Telecommunications, Consumer Staples, and Energy. In Telecom, Orascom Telecom (Communications), a leading operator of mobile phone networks in the Middle East and Africa, was the Fund's top contributor to returns. Shares of energy exploration and production companies Talisman (Energy & Services) and Petro-Canada (Energy & Services) gained in conjunction with higher oil prices.

Our country and sector allocations added modestly to returns. The Fund was helped by an underweight position in the poor performing Financials sector and an overweight in the Energy sector, which was by far the best performing sector during the period. Country allocations were slightly additive, in spite of the drag of a strengthening U.S. dollar. The negative effect of U.S. dollar strengthening was moderated by the Fund's holdings in currencies closely linked to the U.S. dollar, such as the Canadian dollar, the South African Rand and the Hong Kong dollar.

WHAT IS THE OUTLOOK?

Looking ahead toward the middle of 2005, we continue to see an environment characterized by near-term softness in economic growth and rising interest rates, particularly in the U.S. While a modest reacceleration could be forthcoming in the second half, the outlook for 2006 growth looks to be below trend. From a sector perspective, we are currently overweight in Consumer Staples, Consumer Discretionary and Health Care and underweight in Materials, Utilities and Financials. While we will be on the lookout to add back tactically to select cyclical names on any significant weakness, we expect to maintain the Fund's current, relatively defensive positioning going forward.

From a regional perspective we remain modestly overweight in Continental Europe. Interest rates remain low by historical standards and valuations are still attractive. We remain under-

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

weight in the U.K. as high interest rates and a gradually deflating housing bubble continue to dampen economic activity. We added slightly to our Japanese holdings early in the year and are now neutral versus the benchmark. We trimmed our holdings in Asia ex Japan and are now slightly underweight in both Developed Asia ex-Japan and Emerging Asian markets.
The opinions about future economics and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.
DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         1.3%
-------------------------------------------------------------------
Apparel & Textile                                           2.5
-------------------------------------------------------------------
Banks                                                       9.5
-------------------------------------------------------------------
Business Services                                           1.2
-------------------------------------------------------------------
Chemicals                                                   1.2
-------------------------------------------------------------------
Communications                                              7.8
-------------------------------------------------------------------
Computers & Office Equipment                                1.5
-------------------------------------------------------------------
Construction                                                1.0
-------------------------------------------------------------------
Consumer Durables                                           0.6
-------------------------------------------------------------------
Consumer Non-Durables                                       3.9
-------------------------------------------------------------------
Drugs                                                       3.7
-------------------------------------------------------------------
Electronics                                                 5.0
-------------------------------------------------------------------
Energy & Services                                          10.0
-------------------------------------------------------------------
Financial Services                                          5.1
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    9.3
-------------------------------------------------------------------
Hotels & Gaming                                             0.8
-------------------------------------------------------------------
Insurance                                                   3.0
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.7
-------------------------------------------------------------------
Machinery                                                   1.5
-------------------------------------------------------------------
Media & Entertainment                                       4.3
-------------------------------------------------------------------
Medical Instruments & Supplies                              5.3
-------------------------------------------------------------------
Metals, Minerals & Mining                                   4.4
-------------------------------------------------------------------
Real Estate                                                 0.9
-------------------------------------------------------------------
Repurchase Agreement                                        3.9
-------------------------------------------------------------------

-------------------------------------------------------------------
                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
Retail                                                      5.3%
-------------------------------------------------------------------
Software & Services                                         0.7
-------------------------------------------------------------------
Transportation                                              3.2
-------------------------------------------------------------------
Utilities                                                   0.8
-------------------------------------------------------------------
Other Assets and Liabilities                               (7.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
Japan                                                      17.0%
-------------------------------------------------------------------
United Kingdom                                             16.8
-------------------------------------------------------------------
United States of America                                   14.8
-------------------------------------------------------------------
France                                                     10.8
-------------------------------------------------------------------
Switzerland                                                 8.5
-------------------------------------------------------------------
Netherlands                                                 6.7
-------------------------------------------------------------------
Canada                                                      6.0
-------------------------------------------------------------------
Germany                                                     3.9
-------------------------------------------------------------------
Italy                                                       3.1
-------------------------------------------------------------------
Sweden                                                      2.4
-------------------------------------------------------------------
Hong Kong                                                   2.4
-------------------------------------------------------------------
Taiwan                                                      2.2
-------------------------------------------------------------------
Spain                                                       2.0
-------------------------------------------------------------------
Australia                                                   1.8
-------------------------------------------------------------------
Brazil                                                      1.6
-------------------------------------------------------------------
Mexico                                                      1.1
-------------------------------------------------------------------
Denmark                                                     1.0
-------------------------------------------------------------------
Austria                                                     1.0
-------------------------------------------------------------------
Indonesia                                                   0.8
-------------------------------------------------------------------
India                                                       0.7
-------------------------------------------------------------------
Finland                                                     0.7
-------------------------------------------------------------------
Philippines                                                 0.6
-------------------------------------------------------------------
Malaysia                                                    0.5
-------------------------------------------------------------------
Ireland                                                     0.5
-------------------------------------------------------------------
Hungary                                                     0.5
-------------------------------------------------------------------
Other Assets and Liabilities                               (7.4)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Small Company HLS Fund inception 8/9/1996
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 8/9/96 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                      SMALL COMPANY IA              RUSSELL 2000 GROWTH INDEX
                                                                      ----------------              -------------------------
8/9/1996                                                                  10000.00                           10000.00
8/31/1996                                                                 10233.60                           10231.00
9/30/1996                                                                 10820.30                           10757.80
10/31/1996                                                                10482.80                           10293.80
11/29/1996                                                                10739.80                           10580.00
12/31/1996                                                                10704.70                           10786.30
1/31/1997                                                                 10733.40                           11055.70
2/28/1997                                                                 10536.60                           10388.10
3/31/1997                                                                  9978.69                            9655.01
4/30/1997                                                                 10069.70                            9543.31
5/30/1997                                                                 11157.50                           10977.70
6/30/1997                                                                 11810.40                           11350.00
7/31/1997                                                                 12313.60                           11931.50
8/31/1997                                                                 12584.50                           12289.50
9/30/1997                                                                 13809.80                           13270.30
10/31/1997                                                                12960.20                           12473.20
11/28/1997                                                                12733.90                           12175.80
12/31/1997                                                                12640.20                           12182.60
1/31/1998                                                                 12233.10                           12020.10
2/27/1998                                                                 13626.30                           13081.30
3/31/1998                                                                 14193.60                           13630.10
4/30/1998                                                                 14331.00                           13713.70
5/31/1998                                                                 13583.00                           12717.30
6/30/1998                                                                 13749.10                           12847.30
7/31/1998                                                                 13257.40                           11774.40
8/31/1998                                                                 10092.10                            9056.43
9/30/1998                                                                 11033.60                            9974.65
10/31/1998                                                                11842.30                           10494.90
11/30/1998                                                                12619.90                           11309.00
12/31/1998                                                                14081.90                           12332.40
1/31/1999                                                                 14773.00                           12887.10
2/28/1999                                                                 13187.30                           11708.20
3/31/1999                                                                 14334.90                           12125.30
4/30/1999                                                                 15525.80                           13196.00
5/31/1999                                                                 15842.10                           13216.90
6/30/1999                                                                 17170.50                           13913.20
7/31/1999                                                                 17141.80                           13482.90
8/31/1999                                                                 16778.20                           12978.70
9/30/1999                                                                 17157.40                           13229.00
10/31/1999                                                                17733.10                           13567.90
11/30/1999                                                                19661.30                           15002.50
12/31/1999                                                                23311.50                           17646.70
1/31/2000                                                                 22552.70                           17482.50
2/29/2000                                                                 26559.30                           21550.00
3/31/2000                                                                 26081.50                           19284.80
4/30/2000                                                                 23769.60                           17337.70
5/31/2000                                                                 21114.60                           15819.50
6/30/2000                                                                 24137.10                           17863.10
7/31/2000                                                                 22128.90                           16332.20
8/31/2000                                                                 23900.80                           18050.20
9/30/2000                                                                 22861.70                           17153.40
10/31/2000                                                                21458.40                           15761.00
11/30/2000                                                                18822.30                           12899.40
12/31/2000                                                                20216.50                           13688.70
1/31/2001                                                                 19367.80                           14796.60
2/28/2001                                                                 17244.20                           12768.40
3/31/2001                                                                 15770.10                           11607.50
4/30/2001                                                                 17929.40                           13028.50
5/31/2001                                                                 17707.90                           13330.30
6/30/2001                                                                 17989.90                           13693.80
7/31/2001                                                                 17032.50                           12525.60
8/31/2001                                                                 16320.60                           11743.40
9/30/2001                                                                 13740.00                            9848.53
10/31/2001                                                                14862.70                           10796.00
11/30/2001                                                                16292.80                           11697.20
12/31/2001                                                                17169.70                           12425.40
1/31/2002                                                                 16890.90                           11983.40
2/28/2002                                                                 16110.70                           11207.80
3/31/2002                                                                 17315.20                           12182.00
4/30/2002                                                                 16887.80                           11918.40
5/31/2002                                                                 16227.10                           11221.50
6/30/2002                                                                 15122.70                           10270.00
7/31/2002                                                                 12668.20                            8691.46
8/31/2002                                                                 12414.70                            8687.11
9/30/2002                                                                 11905.40                            8059.90
10/31/2002                                                                12336.00                            8467.73
11/30/2002                                                                13098.20                            9306.89
12/31/2002                                                                11951.00                            8664.71
1/31/2003                                                                 11639.00                            8429.03
2/28/2003                                                                 11424.90                            8203.97
3/31/2003                                                                 11822.10                            8328.17
4/30/2003                                                                 13067.40                            9116.02
5/31/2003                                                                 14504.90                           10143.30
6/30/2003                                                                 14962.70                           10338.80
7/31/2003                                                                 16019.60                           11120.40
8/31/2003                                                                 16811.00                           11717.70
9/30/2003                                                                 16221.20                           11421.00
10/31/2003                                                                17732.60                           12407.80
11/30/2003                                                                18233.80                           12812.40
12/31/2003                                                                18581.60                           12869.60
1/31/2004                                                                 19340.50                           13545.70
2/29/2004                                                                 19372.60                           13524.80
3/31/2004                                                                 19752.40                           13588.00
4/30/2004                                                                 18731.60                           12905.90
5/31/2004                                                                 19073.60                           13162.60
6/30/2004                                                                 19499.50                           13600.60
7/31/2004                                                                 17893.60                           12379.80
8/31/2004                                                                 17144.40                           12113.30
9/30/2004                                                                 18474.60                           12783.10
10/31/2004                                                                18821.60                           13093.70
11/30/2004                                                                19912.00                           14200.50
12/31/2004                                                                20793.10                           14710.80
1/31/2005                                                                 19628.50                           14048.10
2/28/2005                                                                 20308.00                           14240.90
3/31/2005                                                                 20040.50                           13706.80
4/30/2005                                                                 19158.00                           12834.40
5/31/2005                                                                 20478.30                           13739.30
6/30/2005                                                                 21634.80                           14183.50

    --- SMALL COMPANY FUND IB    --- RUSSELL 2000 GROWTH INDEX
        $10,000 starting value       $10,000 starting value
        $21,635 ending value         $14,184 ending value

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 6/30/95)

                                                     SINCE
                         YTD*    1 YEAR   5 YEAR   INCEPTION
-----------------------------------------------------------------
Small Company IB(3)      4.05%   10.95%   -2.17%     9.06%
-----------------------------------------------------------------
Russell 2000 Growth
  Index                  -3.58%   4.29%   -4.51%     4.00%**
-----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

 ** Return is from 7/31/96.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

STEVEN C. ANGELI, CFA
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Small Company HLS Fund, Class IB returned 4.05% for the six-month period ended June 30, 2005. The Fund's return outperformed the -3.58% return of the Russell 2000 Growth Index and the -0.22% return of the Lipper Small Cap Growth Variable Annuity-Underlying Funds peer group average.

WHY DID THE FUND PERFORM THIS WAY?

During the six-month period, small cap stocks trailed their large-cap counterparts as measured by the Russell 2000 Index, which declined 1.25%, and the Russell 1000 Index, which gained 0.11%. Within the universe of small-cap growth stocks, Energy, Consumer Staples and Utilities were the best performing sectors, while Information Technology, Materials and Financials were the worst performing sectors.

Superior stock selection within several sectors resulted in the Fund's outperformance during the six-month period. Consumer Discretionary, Telecommunication Services, Financials, Energy and Information Technology were areas of particular strength relative to the benchmark. On an absolute basis, Men's Wearhouse, Inc. (Consumer Non-Durables) was the leading contributor to the Fund's return, benefiting from better-than-expected same store sales. Also within Consumer Discretionary, our sizable exposure to the video game industry contributed significantly to returns. Gamestop Corp. (Retail) agreed to acquire its main competitor, Electronics Boutique Holdings Corp. (Retail). We held both stocks, which continued to perform well after the announcement as investors recognized the merger benefits. Within the Telecommunication Services sector, our position in Crown Castle International Corp. (Communications) led the group of tower operators owned in the Fund. In the strong performing Energy sector, the Fund benefited from the advance of ERG S.p.A (Energy & Services) and Arch Coal, Inc. (Energy & Services).

While the Fund's sector allocations are a fallout of our rigorous fundamental analysis, sector positioning relative to the benchmark created a positive impact during the period. We benefited from overweight positions in Consumer Discretionary and Energy and an underweight position in Information Technology.

Stocks that detracted from the Fund's performance during the period were primarily within the Information Technology, Industrials and Materials sectors. Graftech International Ltd. (Electronics) and Navigant Consulting, Inc. (Business Services) were the leading detractors from performance on an absolute basis. We eliminated Graftech International Ltd., from the Fund as of the end of the period and continued to hold Navigant Consulting, Inc. Within Information Technology, Polycom, Inc. (Communications) reported weak results and was eliminated after showing signs of slowing demand and increasing competition.

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

WHAT IS THE OUTLOOK FOR THE REMAINDER OF 2005?

Thus far, the economy has successfully weathered the storm of U.S. Federal Reserve (the "Fed") tightening and various inflationary pressures. Now that the Fed-induced slowdown has passed, we are cautiously optimistic about global GDP growth for the next 12 months. We foresee modest economic expansion, but plenty of attractive investment opportunities in small, growing companies. Since our competitive advantage lies in stock selection as opposed to macro forecasts, we are focused on small companies that deliver high, sustainable growth in almost any economic environment.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.1%
-------------------------------------------------------------------
Banks                                                       2.4
-------------------------------------------------------------------
Business Services                                           5.0
-------------------------------------------------------------------
Chemicals                                                   0.6
-------------------------------------------------------------------
Communications                                              4.6
-------------------------------------------------------------------
Computers & Office Equipment                                1.9
-------------------------------------------------------------------
Construction                                                3.2
-------------------------------------------------------------------
Consumer Durables                                           1.9
-------------------------------------------------------------------
Consumer Non-Durables                                       2.9
-------------------------------------------------------------------
Drugs                                                       7.3
-------------------------------------------------------------------
Education                                                   1.0
-------------------------------------------------------------------
Electrical Equipment                                        1.8
-------------------------------------------------------------------
Electronics                                                 5.0
-------------------------------------------------------------------
Energy & Services                                           7.1
-------------------------------------------------------------------
Exchange Traded Funds                                       1.2
-------------------------------------------------------------------
Financial Services                                          3.3
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.7
-------------------------------------------------------------------
Health Services                                             2.0
-------------------------------------------------------------------
Hotels & Gaming                                             1.7
-------------------------------------------------------------------
Insurance                                                   2.5
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                               16.1
-------------------------------------------------------------------
Machinery                                                   0.8
-------------------------------------------------------------------
Media & Entertainment                                       2.5
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.0
-------------------------------------------------------------------
Metals, Minerals & Mining                                   0.5
-------------------------------------------------------------------
Real Estate                                                 3.1
-------------------------------------------------------------------
Repurchase Agreement                                        3.1
-------------------------------------------------------------------
Research & Testing Facilities                               4.6
-------------------------------------------------------------------
Retail                                                     13.9
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.6
-------------------------------------------------------------------
Software & Services                                        10.4
-------------------------------------------------------------------
Transportation                                              1.7
-------------------------------------------------------------------
Utilities                                                   0.7
-------------------------------------------------------------------
Other Assets and Liabilities                              (17.2)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Stock HLS Fund inception 8/31/1977
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                          STOCK IB                        S&P 500 INDEX
                                                                          --------                        -------------
6/30/1995                                                                 10000.00                           10000.00
7/31/1995                                                                 10332.40                           10331.00
8/31/1995                                                                 10368.10                           10355.80
9/30/1995                                                                 10827.50                           10792.80
10/31/1995                                                                10618.10                           10752.90
11/30/1995                                                                11185.90                           11226.00
12/31/1995                                                                11323.40                           11442.70
1/31/1996                                                                 11663.60                           11831.70
2/29/1996                                                                 11854.80                           11941.80
3/31/1996                                                                 12002.50                           12056.40
4/30/1996                                                                 12197.80                           12233.60
5/31/1996                                                                 12553.20                           12548.00
6/30/1996                                                                 12646.90                           12595.70
7/31/1996                                                                 12215.00                           12039.00
8/31/1996                                                                 12389.80                           12293.00
9/30/1996                                                                 13076.20                           12983.90
10/31/1996                                                                13352.90                           13342.20
11/30/1996                                                                14385.50                           14349.60
12/31/1996                                                                14047.30                           14065.40
1/31/1997                                                                 14928.00                           14943.10
2/28/1997                                                                 14999.10                           15061.20
3/31/1997                                                                 14482.40                           14443.70
4/30/1997                                                                 15319.30                           15304.50
5/31/1997                                                                 16235.80                           16235.00
6/30/1997                                                                 17124.40                           16962.30
7/31/1997                                                                 18363.30                           18310.80
8/31/1997                                                                 17193.40                           17285.40
9/30/1997                                                                 18097.90                           18231.00
10/31/1997                                                                17503.90                           17622.00
11/30/1997                                                                18260.20                           18437.90
12/31/1997                                                                18408.80                           18755.10
1/31/1998                                                                 18634.60                           18961.40
2/28/1998                                                                 20044.40                           20328.50
3/31/1998                                                                 21162.10                           21369.30
4/30/1998                                                                 21627.80                           21585.20
5/31/1998                                                                 21253.00                           21213.90
6/30/1998                                                                 22314.00                           22075.20
7/31/1998                                                                 22522.00                           21840.70
8/31/1998                                                                 19222.40                           18682.70
9/30/1998                                                                 20078.30                           19880.30
10/31/1998                                                                21885.50                           21495.90
11/30/1998                                                                23230.80                           22798.20
12/31/1998                                                                24519.70                           24112.00
1/31/1999                                                                 25268.30                           25120.30
2/28/1999                                                                 24698.10                           24339.60
3/31/1999                                                                 25811.60                           25313.20
4/30/1999                                                                 26879.20                           26293.40
5/31/1999                                                                 26038.60                           25673.40
6/30/1999                                                                 27696.70                           27098.20
7/31/1999                                                                 26901.90                           26252.10
8/31/1999                                                                 26571.20                           26121.40
9/30/1999                                                                 25897.40                           25405.20
10/31/1999                                                                27304.80                           27012.20
11/30/1999                                                                27693.60                           27561.40
12/31/1999                                                                29318.00                           29184.70
1/31/2000                                                                 27725.30                           27718.60
2/29/2000                                                                 27280.20                           27194.40
3/31/2000                                                                 30094.40                           29853.10
4/30/2000                                                                 29198.10                           28955.00
5/31/2000                                                                 28668.30                           28360.90
6/30/2000                                                                 29008.50                           29060.20
7/31/2000                                                                 28438.00                           28606.20
8/31/2000                                                                 29838.10                           30382.10
9/30/2000                                                                 28498.40                           28778.40
10/31/2000                                                                28657.80                           28656.40
11/30/2000                                                                26920.40                           26398.80
12/31/2000                                                                27203.90                           26528.30
1/31/2001                                                                 27926.80                           27468.90
2/28/2001                                                                 25966.90                           24965.80
3/31/2001                                                                 24185.60                           23385.10
4/30/2001                                                                 25962.60                           25199.70
5/31/2001                                                                 26174.60                           25368.60
6/30/2001                                                                 25048.00                           24752.10
7/31/2001                                                                 24758.40                           24508.30
8/31/2001                                                                 23042.20                           22975.70
9/30/2001                                                                 21434.70                           21121.10
10/31/2001                                                                21952.80                           21524.50
11/30/2001                                                                23662.60                           23175.40
12/31/2001                                                                23833.80                           23379.30
1/31/2002                                                                 23244.20                           23038.40
2/28/2002                                                                 22909.00                           22594.00
3/31/2002                                                                 23738.50                           23443.80
4/30/2002                                                                 21693.60                           22023.10
5/31/2002                                                                 21380.50                           21861.40
6/30/2002                                                                 19867.10                           20304.90
7/31/2002                                                                 18632.20                           18723.10
8/31/2002                                                                 18473.30                           18844.80
9/30/2002                                                                 16419.80                           16798.30
10/31/2002                                                                17906.10                           18274.80
11/30/2002                                                                19252.80                           19349.40
12/31/2002                                                                18013.80                           18213.60
1/31/2003                                                                 17539.60                           17738.20
2/28/2003                                                                 17190.30                           17472.20
3/31/2003                                                                 17258.60                           17641.30
4/30/2003                                                                 18576.80                           19093.20
5/31/2003                                                                 19484.60                           20098.20
6/30/2003                                                                 19771.30                           20354.90
7/31/2003                                                                 20265.60                           20714.00
8/31/2003                                                                 20528.00                           21117.20
9/30/2003                                                                 20194.50                           20893.60
10/31/2003                                                                21260.10                           22074.10
11/30/2003                                                                21454.50                           22268.10
12/31/2003                                                                22725.90                           23435.10
1/31/2004                                                                 22840.70                           23865.10
2/29/2004                                                                 23008.30                           24196.70
3/31/2004                                                                 22606.10                           23831.70
4/30/2004                                                                 22303.80                           23458.10
5/31/2004                                                                 22594.30                           23779.40
6/30/2004                                                                 23086.90                           24241.70
7/31/2004                                                                 22257.00                           23439.40
8/31/2004                                                                 22271.00                           23533.30
9/30/2004                                                                 22193.70                           23788.30
10/31/2004                                                                22159.30                           24151.70
11/30/2004                                                                22863.50                           25128.60
12/31/2004                                                                23614.20                           25983.40
1/31/2005                                                                 23193.90                           25350.10
2/28/2005                                                                 23680.80                           25883.30
3/31/2005                                                                 23001.10                           25425.40
4/30/2005                                                                 22785.50                           24943.40
5/31/2005                                                                 23563.40                           25736.40
6/30/2005                                                                 23512.80                           25774.00

    --- STOCK FUND IB              --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $23,513 ending value           $25,774 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                          YTD*    1 YEAR   5 YEAR   10 YEAR
----------------------------------------------------------------
Stock IB(3)               -0.43%   1.84%   -4.11%    8.93%
----------------------------------------------------------------
S&P 500 Index             -0.81%   6.32%   -2.37%    9.93%
----------------------------------------------------------------

 * Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

STEVEN T. IRONS, CFA
Senior Vice President, Partner

SAUL J. PANNELL, CFA
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Stock HLS Fund, Class IB returned -0.43% for the six-month period ended June 30, 2005, ahead of the average return of -0.76% by its Lipper Large Cap Core Variable Annuity-Underlying Funds Average, and the -0.81% return of its benchmark, the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The Fund outperformed the S&P 500 Index due to positive relative stock selection and sector weightings. Relative stock selection was best in Information Technology and Industrials. The Fund's overweight in Energy was a positive driver of performance as two of the largest contributors to Fund performance were in the sector. ExxonMobil (Energy & Services) benefited from rising crude oil prices and Schlumberger (Energy & Services), a major oil service provider, benefited from increased spending by oil companies to find oil. The top absolute contributor for the period was credit card provider, MBNA (Banks), whose shares rose after Bank of America (Banks) announced plans to acquire the company.

Offsetting these strong results somewhat was weaker relative stock selection in Financials and Energy. Stocks that detracted from both relative and absolute results included American International Group (AIG) (Insurance), Time Warner (Media & Entertainment), and Alcoa (Metals, Minerals & Mining). AIG, declined after investigations into accounting and business practices, which lead to the resignation of their longtime CEO Hank Greenberg. Time Warner experienced ongoing erosion in its America Online subscriber base and growing concerns about its advertising market. Alcoa shares were down due to energy related cost increases that pressured its profit margins. We continued to own each company at the end of the period. Finally, the Fund maintained a significant underweight in Utilities because we see limited long term growth prospects in the sector. This decision detracted from performance as Utilities was a strong performing sector during the first half of the year.

WHAT IS THE OUTLOOK?

On May 1, 2005, Steven T. Irons and Saul J. Pannell replaced Rand L. Alexander as managers of the Hartford Stock HLS Fund; Mr. Alexander has retired from Wellington Management Company, LLP. Mr. Irons and Mr. Pannell are both experienced investment professionals who have successful track records with The Hartford funds. Mr. Irons has been involved with Hartford Value HLS Fund and Hartford Equity Income HLS Fund investment team and Mr. Pannell has been portfolio manager for the Hartford Capital Appreciation HLS Fund.

Mr. Irons and Mr. Pannell will continue to manage the fund with a large-cap, core approach. They will apply a bottom-up investment process in constructing a diversified portfolio. They will look for companies that exhibit the following qualities: industry leadership, strong balance sheets, strong management, high return on equity, acceleration in growth rates, a globally

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

competitive position, and/or attractive valuation with a catalyst. At the end of June, their bottom-up approach resulted in overweight positions in Information Technology and Health Care and underweight positions in Utilities and Consumer Staples.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Banks                                                      10.2%
-------------------------------------------------------------------
Business Services                                           1.1
-------------------------------------------------------------------
Chemicals                                                   1.2
-------------------------------------------------------------------
Communications                                              5.5
-------------------------------------------------------------------
Computers & Office Equipment                                2.8
-------------------------------------------------------------------
Consumer Non-Durables                                       2.5
-------------------------------------------------------------------
Drugs                                                      12.6
-------------------------------------------------------------------
Electrical Equipment                                        0.3
-------------------------------------------------------------------
Electronics                                                 8.1
-------------------------------------------------------------------
Energy & Services                                           8.2
-------------------------------------------------------------------
Financial Services                                          2.5
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.7
-------------------------------------------------------------------
Hotels & Gaming                                             0.2
-------------------------------------------------------------------
Insurance                                                   5.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                5.3
-------------------------------------------------------------------
Machinery                                                   4.1
-------------------------------------------------------------------
Media & Entertainment                                       3.5
-------------------------------------------------------------------
Medical Instruments & Supplies                              2.4
-------------------------------------------------------------------
Metals, Minerals & Mining                                   2.6
-------------------------------------------------------------------
Real Estate Investment Trust                                0.4
-------------------------------------------------------------------
Repurchase Agreement                                        0.1
-------------------------------------------------------------------
Retail                                                      6.1
-------------------------------------------------------------------
Software & Services                                         6.8
-------------------------------------------------------------------
Transportation                                              5.2
-------------------------------------------------------------------
U.S. Government Agencies                                    1.2
-------------------------------------------------------------------
Utilities                                                   0.3
-------------------------------------------------------------------
Other Assets and Liabilities                               (3.1)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Total Return Bond HLS Fund inception 8/31/1977
(formerly Hartford Bond HLS Fund)
(subadvised by Hartford Investment Management Company)
PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment(1)

(LINE GRAPH)

                                                                                               LEHMAN BROTHERS U.S AGGREGATE BOND
                                                                  TOTAL RETURN BOND IA                       INDEX
                                                                  --------------------         ----------------------------------
6/30/1995                                                               10000.00                            10000.00
7/31/1995                                                                9939.60                             9978.00
8/31/1995                                                               10059.90                            10098.70
9/30/1995                                                               10153.10                            10196.70
10/31/1995                                                              10304.70                            10329.30
11/30/1995                                                              10465.30                            10484.20
12/31/1995                                                              10627.50                            10631.00
1/31/1996                                                               10679.90                            10701.10
2/29/1996                                                               10466.00                            10514.90
3/31/1996                                                               10393.20                            10441.30
4/30/1996                                                               10302.70                            10382.80
5/31/1996                                                               10296.70                            10362.10
6/28/1996                                                               10422.40                            10500.90
7/31/1996                                                               10442.30                            10529.30
8/31/1996                                                               10421.70                            10511.40
9/30/1996                                                               10602.40                            10694.30
10/31/1996                                                              10835.00                            10931.70
11/29/1996                                                              11062.70                            11118.60
12/31/1996                                                              10974.50                            11015.20
1/31/1997                                                               11018.50                            11049.40
2/28/1997                                                               11065.20                            11077.00
3/31/1997                                                               10947.10                            10954.00
4/30/1997                                                               11088.00                            11118.40
5/30/1997                                                               11208.40                            11224.00
6/30/1997                                                               11367.80                            11357.50
7/31/1997                                                               11749.80                            11664.20
8/31/1997                                                               11624.90                            11565.10
9/30/1997                                                               11806.00                            11736.20
10/31/1997                                                              11954.10                            11906.40
11/28/1997                                                              12027.80                            11961.20
12/31/1997                                                              12189.60                            12082.00
1/31/1998                                                               12354.60                            12236.60
2/27/1998                                                               12341.60                            12226.80
3/31/1998                                                               12398.70                            12268.40
4/30/1998                                                               12449.40                            12332.20
5/31/1998                                                               12579.50                            12449.40
6/30/1998                                                               12697.00                            12555.20
7/31/1998                                                               12690.70                            12581.50
8/31/1998                                                               12801.50                            12786.60
9/30/1998                                                               13138.30                            13085.80
10/31/1998                                                              12995.90                            13016.50
11/30/1998                                                              13125.40                            13090.70
12/31/1998                                                              13156.30                            13129.90
1/31/1999                                                               13257.60                            13223.20
2/28/1999                                                               12918.40                            12991.80
3/31/1999                                                               12994.90                            13063.20
4/30/1999                                                               13060.30                            13105.00
5/31/1999                                                               12884.90                            12989.70
6/30/1999                                                               12807.40                            12948.10
7/31/1999                                                               12777.40                            12893.70
8/31/1999                                                               12752.30                            12887.30
9/30/1999                                                               12874.70                            13036.80
10/31/1999                                                              12922.10                            13085.00
11/30/1999                                                              12928.90                            13083.70
12/31/1999                                                              12868.00                            13020.90
1/31/2000                                                               12841.70                            12977.90
2/29/2000                                                               12995.30                            13135.00
3/31/2000                                                               13193.20                            13308.40
4/30/2000                                                               13169.40                            13269.80
5/31/2000                                                               13175.60                            13263.10
6/30/2000                                                               13475.50                            13539.00
7/31/2000                                                               13558.50                            13662.20
8/31/2000                                                               13727.70                            13860.30
9/30/2000                                                               13812.30                            13947.60
10/31/2000                                                              13846.60                            14039.70
11/30/2000                                                              14053.10                            14269.90
12/31/2000                                                              14384.60                            14535.30
1/31/2001                                                               14716.20                            14772.30
2/28/2001                                                               14796.20                            14900.80
3/31/2001                                                               14832.30                            14975.30
4/30/2001                                                               14803.70                            14912.40
5/31/2001                                                               14887.70                            15001.90
6/30/2001                                                               14867.70                            15058.90
7/31/2001                                                               15218.90                            15396.20
8/31/2001                                                               15407.90                            15573.30
9/30/2001                                                               15444.20                            15753.90
10/31/2001                                                              15718.60                            16083.20
11/30/2001                                                              15656.70                            15861.20
12/31/2001                                                              15605.20                            15759.70
1/31/2002                                                               15661.60                            15887.40
2/28/2002                                                               15725.70                            16041.50
3/31/2002                                                               15503.30                            15775.20
4/30/2002                                                               15822.50                            16081.10
5/31/2002                                                               15987.40                            16217.70
6/30/2002                                                               15981.00                            16357.20
7/31/2002                                                               16012.10                            16555.10
8/31/2002                                                               16317.20                            16834.90
9/30/2002                                                               16456.00                            17107.60
10/31/2002                                                              16533.80                            17028.90
11/30/2002                                                              16715.80                            17023.80
12/31/2002                                                              17139.20                            17376.20
1/31/2003                                                               17280.30                            17391.90
2/28/2003                                                               17550.20                            17631.90
3/31/2003                                                               17569.50                            17618.30
4/30/2003                                                               17793.10                            17763.70
5/31/2003                                                               18197.80                            18094.80
6/30/2003                                                               18185.00                            18058.70
7/31/2003                                                               17641.10                            17451.50
8/31/2003                                                               17776.40                            17567.40
9/30/2003                                                               18244.90                            18032.40
10/31/2003                                                              18122.30                            17864.70
11/30/2003                                                              18202.50                            17907.50
12/31/2003                                                              18437.90                            18089.80
1/31/2004                                                               18596.90                            18235.30
2/29/2004                                                               18745.00                            18432.70
3/31/2004                                                               18851.40                            18570.70
4/30/2004                                                               18403.20                            18087.60
5/31/2004                                                               18334.00                            18015.10
6/30/2004                                                               18419.90                            18116.90
7/31/2004                                                               18574.20                            18296.50
8/31/2004                                                               18893.20                            18645.50
9/30/2004                                                               18970.20                            18696.10
10/31/2004                                                              19154.70                            18852.90
11/30/2004                                                              19078.90                            18702.50
12/31/2004                                                              19242.30                            18874.60
1/31/2005                                                               19335.80                            18993.10
2/28/2005                                                               19273.00                            18881.00
3/31/2005                                                               19156.60                            18784.00
4/30/2005                                                               19404.30                            19038.20
5/31/2005                                                               19561.30                            19244.20
6/30/2005                                                               19700.40                            19349.10

    --- TOTAL RETURN BOND FUND IB      --- LEHMAN BROTHERS U.S. AGGREGATE
        $10,000 starting value             BOND INDEX
        $19,700 ending value               $10,000 starting value
                                           $19,349 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.
AVERAGE ANNUAL RETURNS(2) (as of 6/30/05)

                        YTD*    1 YEAR   5 YEAR   10 YEAR
-------------------------------------------------------------
Total Return Bond
  IB(3)                 2.38%   6.95%    7.89%     7.02%
-------------------------------------------------------------
Lehman Brothers U.S.
  Aggregate Bond Index  2.51%   6.80%    7.40%     6.82%
-------------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.

(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

(3) Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

NASRI TOUTOUNGI
Managing Director

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Total Return Bond HLS Fund, Class IB returned 2.38% for the six-month period ended June 30, 2005. The fund outperformed the Lipper Intermediate Investment Grade Debt Variable Annuity-Underlying Funds Average, which returned 2.17% and matched the Lehman Brothers U.S. Aggregate Bond Index, which returned 2.51%, over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The economic expansion continued at a strong pace in the first quarter. Consumer spending was strong and business investments increased. Additionally, industrial and manufacturing statistics were generally firm, indicating a favorable business environment. However, in the first quarter the markets showed concern that the economy may be losing some of its momentum. In particular, there was apprehension that inflation fueled by historically high oil prices and rising commodity costs could slow the growth of the recovering economy. As part of its plan to restrain inflation, the U.S. Federal Reserve (the"Fed") raised its target Federal Funds rate twice during the first quarter. Thus, rising short-term rates contributed to the flattening of the yield curve. The first quarter proved to be tough for most markets; within the sectors in which the Fund invests, non-dollar was the top performer, followed by mortgage-backed securities (MBS), Treasury Inflation Protected Securities (TIPS) and corporate bonds. Both the Fund and Lehman Aggregate Index declined slightly in the first quarter.

During the second quarter, the markets were more positive. The S&P 500 and Lehman Aggregate Indices rose 1.17% and 3.01%, respectively. Despite record high energy costs and improving labor markets, investors became confident that the Fed could keep inflation under control. Continuing its "measured pace" of tightening monetary policy, the Fed raised it's target Federal Funds rate two more times in the second quarter. Confidence that inflation would be restrained was demonstrated as interest rates generally declined, resulting in a flatter yield curve. Emerging markets and high yield were the best performing sectors in the Fund's portfolio, followed by U.S. Agencies and CMBS. Investment grade corporate securities underperformed comparable duration U.S. Treasuries as the corporate market was roiled by the downgrades in credit quality to "junk" status of the leading U.S. automakers. Both the Lehman Aggregate Index and the Fund demonstrated gains during the second quarter.

In the first quarter, the Fund was positioned defensively in anticipation of the Fed Funds rate increases and in expectation of continued economic growth that could lead to higher inflation and

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

interest rates. Thus, the Fund's shorter duration and yield curve positioning added to relative performance as the yield curve flattened. The high yield sector experienced its first down quarter in two and a half years and therefore the Fund's high yield exposure negatively impacted performance. By remaining underweight to the automotive sector, in particular Ford and General Motors, the Fund benefited relative to the benchmark.

The Fund remained conservatively positioned for slightly higher rates in the second quarter, a stance that detracted modestly from relative performance as interest rates generally declined in the period. However, our favorable yield curve positioning benefited the Fund. At the sector level, the overweight to TIPS, whose return lagged nominal Treasuries, and an underweight to U.S. Agencies were a small cost to excess return. However, our out-of-benchmark exposure to the high yield sector and non-dollar sector was beneficial, resulting in positive contributions to return. The currency exposure to non-dollar securities was fully hedged during the quarter which benefited the Fund. Over the second quarter and six-month period, the Fund performed solidly in comparison with its benchmark.

WHAT IS YOUR OUTLOOK AND STRATEGY?
We do not foresee that the Fed will be tightening in an aggressive enough fashion to derail the economy. The Fed's primary objective is to fight inflation, and it is becoming clear that chairman Greenspan and other governors perceive that they are close to having accomplished that objective. Under this assumption, we anticipate a 4% Fed Funds rate at the end of the year, with continued steady growth in the economy. Such a scenario leaves us neutral on rates in longer maturities on the yield curve. As a result we anticipate the funds' duration to be close to that of its benchmark, and will continue to have a slight flattening bias on the yield curve.

We are witnessing a strong push towards corporate actions that might disfavor bondholders: corporations are flush with cash, and are under pressure by shareholders to utilize it for dividend distributions or shares repurchase. Fundamentally, investment grade and high yield corporate bonds do poorly towards the end of Fed tightening cycles, because the Fed has tended to overshoot and choke the economy. Nevertheless, the increased Fed transparency and the benign inflation that is alleviating the need for aggressive tightening lead us to believe that we could be in a scenario that continues to favor corporate bonds. We are, however, monitoring the situation very closely for signs of an overshoot. Mortgage-backed securities have not offered a lot of value given that they are expensive from a pricing perspective. However, we anticipate they will do reasonably well in the event interest rates remain within a reasonable trading range and the supply/demand picture continues to be favorable. Small increases to our MBS weights are likely given our economic and Fed outlook. Agencies currently do not offer any value given their tight spreads to treasuries. We would rather gain incremental spread exposure in the AAA rated ABS and CMBS markets. Finally, we have exposure to the non-dollar market via French and German government bonds that are hedged backed into U.S. dollars. Weaker economies and lower inflation in Europe should lead to stable to lower rates.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.3%
-------------------------------------------------------------------
Apparel & Textile                                           0.0
-------------------------------------------------------------------
Banks                                                       4.2
-------------------------------------------------------------------
Chemicals                                                   0.5
-------------------------------------------------------------------
Communications                                              2.0
-------------------------------------------------------------------
Construction                                                0.7
-------------------------------------------------------------------
Consumer Durables                                           0.2
-------------------------------------------------------------------
Consumer Non-Durables                                       0.0
-------------------------------------------------------------------
Consumer Services                                           0.3
-------------------------------------------------------------------
Corporate Notes                                             2.8
-------------------------------------------------------------------
Drugs                                                       0.2
-------------------------------------------------------------------
Electrical Equipment                                        0.4
-------------------------------------------------------------------
Electronics                                                 0.1
-------------------------------------------------------------------
Energy & Services                                           2.9
-------------------------------------------------------------------
Federal Farm Credit Bank                                    0.1
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                      7.0
-------------------------------------------------------------------
Federal National Mortgage Association                      13.5
-------------------------------------------------------------------
Financial Services                                         16.4
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    1.0
-------------------------------------------------------------------
Foreign Governments                                         6.2
-------------------------------------------------------------------
Forest & Paper Products                                     1.2
-------------------------------------------------------------------
Government National Mortgage Association                    5.9
-------------------------------------------------------------------
Health Services                                             0.6
-------------------------------------------------------------------
Hotels & Gaming                                             0.2
-------------------------------------------------------------------
Insurance                                                   2.2
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                7.7
-------------------------------------------------------------------
Machinery                                                   0.4
-------------------------------------------------------------------
Media & Entertainment                                       2.1
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.3
-------------------------------------------------------------------
Real Estate                                                 0.0
-------------------------------------------------------------------
Repurchase Agreement                                       16.0
-------------------------------------------------------------------
Retail                                                      0.9
-------------------------------------------------------------------
Software & Services                                         0.5
-------------------------------------------------------------------
Tennessee Valley Authority                                  0.2
-------------------------------------------------------------------
Transportation                                              1.8
-------------------------------------------------------------------
U.S. Inflation -- Indexed Securities                        0.9
-------------------------------------------------------------------
U.S. Treasury Bonds                                         1.0
-------------------------------------------------------------------
U.S. Treasury Notes                                         5.4
-------------------------------------------------------------------
Utilities                                                   6.7
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

DIVERSIFICATION BY CLASS
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Collateralized Mortgage Obligations                        10.4%
-------------------------------------------------------------------
Convertible Bonds                                           0.7
-------------------------------------------------------------------
Convertible Preferred Stocks                                0.8
-------------------------------------------------------------------
Corporate Notes: Investment Grade                          33.2
-------------------------------------------------------------------
Corporate Notes: Non-Investment Grade                       5.6
-------------------------------------------------------------------
Interest Only                                               2.0
-------------------------------------------------------------------
Municipal Bonds                                             0.6
-------------------------------------------------------------------
Short-Term Securities                                      26.5
-------------------------------------------------------------------
U.S. Government Agencies                                   26.7
-------------------------------------------------------------------
U.S. Government Securities                                  7.3
-------------------------------------------------------------------
Warrants                                                    0.0
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY MOODYS RATING
as of June 30, 2005

                                                      PERCENTAGE OF
MOODY RATING                                           NET ASSETS
-------------------------------------------------------------------
Aaa                                                        45.8%
-------------------------------------------------------------------
Aa                                                          6.6
-------------------------------------------------------------------
A                                                           9.9
-------------------------------------------------------------------
Baa                                                        17.1
-------------------------------------------------------------------
Ba                                                          5.5
-------------------------------------------------------------------
B                                                           0.0
-------------------------------------------------------------------
Caa                                                         0.3
-------------------------------------------------------------------
N/R                                                        28.6
-------------------------------------------------------------------
Other Assets and Liabilities                              (13.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

 HARTFORD ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.1%
             FINANCIAL SERVICES -- 3.1%
$   16,385   Asset Securitization Corp., Series 1997-D4, Class
               A1D
               7.49% due 04/14/29..............................  $    17,185
    17,200   Asset Securitization Corp., Series 1997-D5, Class
               A1E
               6.93% due 02/14/41..............................       19,595
     7,560   Bank One Auto Securitization Trust, Series 2003-1,
               Class A3
               3.74% due 09/20/07..............................        7,496
    19,310   Capital Auto Receivables Asset Trust, Series
               2004-1, Class A3
               2.00% due 11/15/07..............................       19,039
     8,540   Capital One Auto Receivables Trust, Series 2003-1,
               Class A4
               2.59% due 09/15/09..............................        8,408
    20,000   Capital One Multi-Asset Execution Trust, Series
               2003-A6, Class A6
               2.95% due 08/17/09..............................       19,752
     3,155   Capital One Prime Auto Receivables Trust, Series
               2003-1, Class A3
               2.02% due 11/15/07..............................        3,130
    19,871   Carmax Auto Owner Trust, Series 2003-2, Class A3
               2.36% due 10/15/07..............................       19,739
     3,255   Centex Home Equity, Series 2005-A, Class AF4
               4.72% due 10/25/31..............................        3,249
    13,441   Chase Commercial Mortgage Securities Corp., Series
               1997-1, Class A2
               7.37% due 06/19/29..............................       13,911
     3,400   Citibank Credit Card Issuance Trust, Series
               2000-B1, Class B1
               7.05% due 09/17/07..............................        3,424
    16,000   Citibank Credit Card Issuance Trust, Series
               2004-A1, Class A1
               2.55% due 01/20/09..............................       15,664
    20,000   Connecticut RRB Special Purposes Trust CL&P,
               Series 2001-1, Class A3
               5.73% due 03/30/09..............................       20,349
     9,503   First Union-Lehman Brothers Commercial Mortgage
               Trust, Series 1997-C1, Class A3
               7.38% due 04/18/29..............................        9,856
    11,470   Harley-Davidson Motorcycle Trust, Series 2004-1,
               Class A2
               2.53% due 11/15/11..............................       11,173
    18,337   Household Automotive Trust, Series 2003-2, Class
               A3
               2.31% due 04/17/08..............................       18,214
    12,790   Nissan Auto Receivables Owner Trust, Series
               2003-A, Class A3
               2.01% due 11/15/07..............................       12,614
     5,917   Nissan Auto Receivables Owner Trust, Series
               2003-C, Class A3
               2.23% due 03/15/07..............................        5,892

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
             FINANCIAL SERVICES -- (CONTINUED)
$    9,448   Onyx Acceptance Grantor Trust, Series 2002-C,
               Class A4
               4.07% due 04/15/09..............................  $     9,450
     4,250   Onyx Acceptance Grantor Trust, Series 2004-A,
               Class A3
               2.19% due 03/17/08..............................        4,221
     9,383   Residential Asset Securities Corp., Series
               2004-KS1, Class AI2
               2.463% due 09/25/25.............................        9,333
    19,605   USAA Auto Owner Trust, Series 2004-1, Class A3
               2.06% due 04/15/08..............................       19,358
    20,000   WFS Financial Owner Trust, Series 2004-1, Class A3
               2.19% due 06/20/08..............................       19,821
    10,307   Wells Fargo Mortgage Backed Securities Trust,
               Series 2005-AR2, Class 2A2
               4.564% due 03/25/35.............................       10,282
    10,714   Wells Fargo Mortgage Backed Securities Trust,
               Series 2005-AR4, Class 2A2
               4.542% due 04/25/35.............................       10,664
     7,435   World Omni Auto Receivables Trust, Series 2002-A,
               Class A4
               4.05% due 07/15/09..............................        7,446
                                                                 -----------
                                                                     319,265
                                                                 -----------
             Total collateralized mortgage obligations (cost
               $319,712).......................................  $   319,265
                                                                 -----------
  SHARES
----------
COMMON STOCKS -- 65.8%
             BANKS -- 6.8%
     3,236   Bank of America Corp. ............................  $   147,585
     4,083   Citigroup, Inc. ..................................      188,751
     1,790   Credit Suisse Group...............................       70,068
     4,695   MBNA Corp. .......................................      122,829
         6   Mitsubishi Tokyo Financial Group, Inc. B..........       52,677
     2,278   State Street Corp. ...............................      109,909
                                                                 -----------
                                                                     691,819
                                                                 -----------
             BUSINESS SERVICES -- 0.7%
     3,142   Accenture Ltd. *..................................       71,220
                                                                 -----------
             CHEMICALS -- 0.8%
     1,508   Dow Chemical Co. (The)............................       67,160
       352   du Pont (E.I.) de Nemours & Co. ..................       15,144
                                                                 -----------
                                                                      82,304
                                                                 -----------
             COMMUNICATIONS -- 3.6%
     5,091   AT&T Corp. .......................................       96,936
     5,206   Motorola, Inc. ...................................       95,069
       466   Research in Motion Ltd. *.........................       34,345
     2,825   Sprint Corp.-FON Group +..........................       70,874

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE #
----------                                                       -----------
COMMON STOCKS -- (CONTINUED)
             COMMUNICATIONS -- (CONTINUED)
     2,152   XM Satellite Radio Holdings, Inc. *+..............  $    72,433
                                                                 -----------
                                                                     369,657
                                                                 -----------
             COMPUTERS & OFFICE EQUIPMENT -- 1.9%
     1,025   3M Co. +..........................................       74,136
     2,258   EMC Corp. *.......................................       30,963
     2,218   Hewlett-Packard Co. ..............................       52,148
       435   International Business Machines Corp. ............       32,292
                                                                 -----------
                                                                     189,539
                                                                 -----------
             CONSUMER NON-DURABLES -- 1.6%
     3,149   Procter & Gamble Co. (The) +......................      166,083
                                                                 -----------
             DRUGS -- 8.5%
     2,032   Abbott Laboratories...............................       99,579
     2,475   Amgen, Inc. *.....................................      149,632
       558   AstraZeneca PLC B.................................       23,010
       826   AstraZeneca PLC, ADR..............................       34,064
     2,344   Eli Lilly & Co. ..................................      130,556
       510   Forest Laboratories, Inc. *.......................       19,810
       576   Genzyme Corp. *...................................       34,582
       665   Gilead Sciences, Inc. *...........................       29,253
     5,447   Pfizer, Inc. .....................................      150,233
       533   Roche Holdings AG B...............................       67,227
     2,399   Sanofi-Synthelabo S.A., ADR +.....................       98,339
     1,111   Schering-Plough Corp. ............................       21,181
                                                                 -----------
                                                                     857,466
                                                                 -----------
             ELECTRICAL EQUIPMENT -- 0.2%
       390   KLA -- Tencor Corp. +.............................       17,034
                                                                 -----------
             ELECTRONICS -- 5.5%
     8,757   Cisco Systems, Inc. *.............................      167,344
     6,722   General Electric Co. .............................      232,921
     3,264   Intel Corp. ......................................       85,052
       147   Samsung Electronics Co., Ltd. B...................       69,462
                                                                 -----------
                                                                     554,779
                                                                 -----------
             ENERGY & SERVICES -- 5.5%
       477   Chevron Corp. ....................................       26,646
     1,562   ConocoPhillips....................................       89,811
       293   Devon Energy Corp. +..............................       14,849
     2,807   ExxonMobil Corp. .................................      161,330
       363   GlobalSantaFe Corp. +.............................       14,790
       582   Occidental Petroleum Corp. .......................       44,750
     1,891   Schlumberger Ltd. ................................      143,572
       162   Suncor Energy, Inc. ..............................        7,675
       486   Total S.A., ADR +.................................       56,836
                                                                 -----------
                                                                     560,259
                                                                 -----------
             FINANCIAL SERVICES -- 1.6%
       589   Goldman Sachs Group, Inc. ........................       60,069
       478   Orix Corp. B......................................       71,405
     6,509   UniCredito Italiano S.p.A. B......................       34,315
                                                                 -----------
                                                                     165,789
                                                                 -----------

                                                                   MARKET
  SHARES                                                           VALUE #
----------                                                       -----------
             FOOD, BEVERAGE & TOBACCO -- 3.1%
     2,976   Coca-Cola Co. (The)...............................  $   124,248
     1,312   General Mills, Inc. +.............................       61,398
     2,386   PepsiCo., Inc. ...................................      128,682
                                                                 -----------
                                                                     314,328
                                                                 -----------
             HOTELS & GAMING -- 0.1%
       234   Starwood Hotels & Resorts Worldwide, Inc. ........       13,700
                                                                 -----------
             INSURANCE -- 3.6%
     3,974   American International Group, Inc. ...............      230,878
       816   Marsh & McLennan Cos., Inc. ......................       22,609
     2,091   St. Paul Travelers Cos., Inc. (The) +.............       82,662
       445   WellPoint, Inc. *.................................       31,004
                                                                 -----------
                                                                     367,153
                                                                 -----------
             MACHINERY -- 2.8%
     4,433   Applied Materials, Inc. +.........................       71,723
     1,362   Caterpillar, Inc. ................................      129,822
       749   Deere & Co. ......................................       49,059
       432   Ingersoll Rand Co., Ltd. .........................       30,852
                                                                 -----------
                                                                     281,456
                                                                 -----------
             MEDIA & ENTERTAINMENT -- 2.3%
     9,144   Time Warner, Inc. *...............................      152,795
     1,816   Viacom, Inc., Class B.............................       58,155
       997   Walt Disney Co. (The).............................       25,102
                                                                 -----------
                                                                     236,052
                                                                 -----------
             MEDICAL INSTRUMENTS & SUPPLIES -- 1.6%
     1,291   BHP Billiton Ltd., ADR +..........................       35,236
     2,427   Medtronic, Inc. +.................................      125,689
                                                                 -----------
                                                                     160,925
                                                                 -----------
             METALS, MINERALS & MINING -- 2.0%
     3,381   Alcoa, Inc. ......................................       88,356
       888   Illinois Tool Works, Inc. +.......................       70,780
     1,307   Rio Tinto PLC B...................................       39,807
                                                                 -----------
                                                                     198,943
                                                                 -----------
             REAL ESTATE INVESTMENT TRUST -- 0.2%
       613   General Growth Properties, Inc. +.................       25,189
                                                                 -----------
             RETAIL -- 4.1%
     2,025   Costco Wholesale Corp. ...........................       90,747
       265   Dollar General Corp. .............................        5,393
     1,061   Federated Department Stores, Inc. +...............       77,721
     3,472   Gap, Inc. (The)...................................       68,580
     3,436   Home Depot, Inc. (The)............................      133,641
       201   Target Corp. .....................................       10,947
       690   Wal-Mart Stores, Inc. ............................       33,277
                                                                 -----------
                                                                     420,306
                                                                 -----------
             SOFTWARE & SERVICES -- 4.5%
       636   Electronic Arts, Inc. *+..........................       35,976
     2,291   First Data Corp. .................................       91,941
    10,641   Microsoft Corp. ..................................      264,332

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE #
----------                                                       -----------
COMMON STOCKS -- (CONTINUED)
             SOFTWARE & SERVICES -- (CONTINUED)
     1,823   Yahoo!, Inc. *....................................  $    63,153
                                                                 -----------
                                                                     455,402
                                                                 -----------
             TRANSPORTATION -- 3.6%
     1,123   Boeing Co. (The)..................................       74,111
     1,131   Carnival Corp. ...................................       61,680
       157   FedEx Corp. +.....................................       12,678
       770   Lockheed Martin Corp. ............................       49,950
     1,817   Toyota Motor Corp. B..............................       64,823
     1,883   United Technologies Corp. ........................       96,692
                                                                 -----------
                                                                     359,934
                                                                 -----------
             U.S. GOVERNMENT AGENCIES -- 0.8%
     1,379   Federal National Mortgage Association.............       80,534
                                                                 -----------
             UTILITIES -- 0.4%
       286   Exelon Corp. .....................................       14,691
       746   Williams Cos., Inc. (The).........................       14,174
                                                                      28,865
                                                                 -----------
             Total common stocks
               (cost $6,223,978)...............................  $ 6,668,736
                                                                 -----------
PRINCIPAL
  AMOUNT
----------
CORPORATE NOTES: INVESTMENT GRADE -- 12.3%
             BANKS -- 2.2%
$    4,830   BB&T Corp.
               4.90% due 06/30/17..............................  $     4,843
    20,000   Bank of America Corp.
               5.875% due 02/15/09.............................       21,138
     1,000   Bank of America Corp.
               6.20% due 02/15/06..............................        1,014
    25,000   Bayerische Landesbank Girozentrale,
               NY Shares
               5.65% due 02/01/09..............................       26,174
     6,500   Citigroup, Inc.
               3.625% due 02/09/09.............................        6,393
     8,800   Citigroup, Inc.
               6.00% due 10/31/33..............................        9,767
     1,000   Citigroup, Inc.
               6.50% due 01/18/11..............................        1,104
     8,920   Credit Suisse First Boston USA, Inc.
               4.875% due 01/15/15.............................        9,026
    16,500   Ford Motor Credit Co.
               6.625% due 06/16/08.............................       16,296
    11,550   HSBC Bank USA N.A.
               3.875% due 09/15/09.............................       11,387
       750   KeyCorp. Capital II
               6.875% due 03/17/29.............................          846
    27,025   Morgan (J.P.) Chase & Co.
               5.125% due 09/15/14.............................       27,645
    24,000   Natexis Banques Populaires
               7.00% due 11/14/05..............................       24,233
       750   National City Corp.
               6.875% due 05/15/19.............................          888

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
             BANKS -- (CONTINUED)
$      500   Republic New York Capital One
               7.75% due 11/15/26..............................  $       536
       500   State Street Corp.
               7.65% due 06/15/10..............................          579
    30,000   Toyota Motor Credit Corp.
               5.50% due 12/15/08..............................       31,306
    13,400   U.S. Bank N.A.
               4.95% due 10/30/14..............................       13,772
    13,685   Wachovia Bank N.A.
               5.80% due 12/01/08..............................       14,414
     1,000   Wells Fargo Bank N.A.
               6.45% due 02/01/11..............................        1,103
                                                                 -----------
                                                                     222,464
                                                                 -----------
             CHEMICALS -- 0.1%
     9,825   Diageo Capital PLC
               4.375% due 05/03/10.............................        9,876
     4,000   Rohm & Haas Co.
               7.40% due 07/15/09..............................        4,448
                                                                 -----------
                                                                      14,324
                                                                 -----------
             COMMUNICATIONS -- 0.3%
    10,000   BellSouth Telecommunications
               6.375% due 06/01/28.............................       11,105
     8,500   Deutsche Telekom International Finance BV
               8.75% due 06/15/30..............................       11,509
       750   Telecommunications de Puerto Rico, Inc.
               6.65% due 05/15/06..............................          765
       500   Verizon Global Funding Corp.
               7.25% due 12/01/10..............................          567
       500   Verizon Global Funding Corp.
               7.75% due 12/01/30..............................          646
     1,250   Vodafone Group PLC
               7.875% due 02/15/30.............................        1,675
                                                                 -----------
                                                                      26,267
                                                                 -----------
             CONSUMER NON-DURABLES -- 0.4%
    13,140   Colgate-Palmolive Co.
               5.58% due 11/06/08..............................       13,809
    21,100   Procter & Gamble Co. (The)
               9.36% due 01/01/21..............................       28,230
                                                                 -----------
                                                                      42,039
                                                                 -----------
             CONSUMER SERVICES -- 0.5%
    36,522   Postal Square LP
               8.95% due 06/15/22..............................       48,444
                                                                 -----------
             DRUGS -- 0.6%
    21,300   Pharmacia Corp.
               6.60% due 12/01/28..............................       25,969
    26,000   Wyeth
               7.25% due 03/01/23..............................       31,427
                                                                 -----------
                                                                      57,396
                                                                 -----------
             EDUCATION -- 0.1%
    10,900   Harvard University
               8.125% due 04/15/07.............................       11,693
                                                                 -----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             ELECTRICAL EQUIPMENT -- 0.6%
$   30,000   Danaher Corp.
               6.00% due 10/15/08..............................  $    31,866
    24,950   Rockwell Automation, Inc.
               6.70% due 01/15/28..............................       30,760
                                                                 -----------
                                                                      62,626
                                                                 -----------
             ELECTRONICS -- 0.4%
    34,425   General Electric Co.
               5.00% due 02/01/13..............................       35,544
       500   Heller Financial, Inc.
               6.375% due 03/15/06.............................          508
                                                                 -----------
                                                                      36,052
                                                                 -----------
             ENERGY & SERVICES -- 0.2%
    12,250   Amoco Co.
               6.50% due 08/01/07..............................       12,835
     1,000   ConocoPhillips Holding Co.
               6.95% due 04/15/29..............................        1,256
     1,000   Texaco Capital, Inc.
               8.625% due 06/30/10.............................        1,202
                                                                 -----------
                                                                      15,293
                                                                 -----------
             FINANCIAL SERVICES -- 1.2%
    30,000   AXA Financial, Inc.
               7.00% due 04/01/28..............................       36,565
    17,000   Berkshire Hathaway Finance Corp.
               4.85% due 01/15/15..............................       17,160
    16,355   ERAC USA Finance Co. @
               7.35% due 06/15/08..............................       17,646
    67,200   Resolution Funding Corp.
               4.191% due 04/15/14.............................       46,666
     1,250   Santandar Central Hispano Issuances Ltd.
               7.625% due 11/03/09.............................        1,413
                                                                 -----------
                                                                     119,450
                                                                 -----------
             FOOD, BEVERAGE & TOBACCO -- 0.7%
       750   Anheuser Busch Cos., Inc.
               7.55% due 10/01/30..............................        1,016
    16,500   Coca-Cola Enterprises, Inc.
               6.75% due 09/15/28..............................       19,871
       500   Coca-Cola Enterprises, Inc.
               8.50% due 02/01/22..............................          684
    19,555   ConAgra Foods, Inc.
               7.875% due 09/15/10.............................       22,502
    26,400   PepsiAmericas, Inc.
               6.375% due 05/01/09.............................       28,353
                                                                 -----------
                                                                      72,426
                                                                 -----------
             FOREST & PAPER PRODUCTS -- 0.1%
    10,225   Weyerhaeuser Co.
               7.375% due 03/15/32.............................       12,057
                                                                 -----------
             INSURANCE -- 1.8%
    16,800   ACE INA Holdings, Inc.
               5.875% due 06/15/14.............................       17,606
       500   American General Corp.
               6.625% due 02/15/29.............................          585

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
             INSURANCE -- (CONTINUED)
$   10,000   Cincinnati Financial Corp.
               6.90% due 05/15/28..............................  $    11,955
    27,000   Jackson National Life Insurance Co. @
               8.15% due 03/15/27..............................       35,503
     8,750   Liberty Mutual Group @
               5.75% due 03/15/14..............................        8,809
    30,000   New England Mutual Life Insurance Co. @
               7.875% due 02/15/24.............................       39,155
     1,250   Prudential Insurance Co. of America @
               6.375% due 07/26/06.............................        1,279
     1,000   Reliastar Financial Corp. +
               8.00% due 10/30/06..............................        1,047
    27,600   Torchmark Corp.
               8.25% due 08/15/09..............................       31,282
    15,000   UnitedHealth Group, Inc. +
               4.75% due 02/10/14..............................       15,232
    15,000   UnitedHealth Group, Inc.
               5.00% due 08/15/14..............................       15,521
     2,760   Willis Group North America, Inc.
               5.625% due 07/15/15.............................        2,778
                                                                 -----------
                                                                     180,752
                                                                 -----------
             MEDIA & ENTERTAINMENT -- 0.8%
    13,500   COX Communications, Inc. +
               5.45% due 12/15/14..............................       13,779
    15,000   Comcast Cable Communications
               6.875% due 06/15/09.............................       16,340
     1,000   Comcast Cable Communications
               8.50% due 05/01/27..............................        1,341
    16,800   Comcast Corp.
               5.65% due 06/15/35..............................       16,730
    10,400   Times Mirror Co.
               7.50% due 07/01/23..............................       13,004
    20,000   Walt Disney Co. (The)
               6.375% due 03/01/12.............................       22,118
                                                                 -----------
                                                                      83,312
                                                                 -----------
             MEDICAL INSTRUMENTS & SUPPLIES -- 0.3%
    22,000   Becton, Dickinson & Co.
               6.70% due 08/01/28..............................       26,605
                                                                 -----------
             METALS, MINERALS & MINING -- 0.4%
    30,000   Alcan, Inc.
               7.25% due 11/01/28..............................       36,577
                                                                 -----------
             REAL ESTATE INVESTMENT TRUST -- 0.2%
    20,000   Liberty Property LP
               7.25% due 08/15/07..............................       21,071
                                                                 -----------
             RETAIL -- 0.6%
     3,205   CVS Corp.
               4.875% due 09/15/14.............................        3,258
    20,200   Target Corp.
               5.875% due 11/01/08.............................       21,292

The accompanying notes are an integral part of this financial statement.

 HARTFORD ADVISERS HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             RETAIL -- (CONTINUED)
$   30,000   Wal-Mart Stores, Inc.
               6.875% due 08/10/09.............................  $    33,061
                                                                 -----------
                                                                      57,611
                                                                 -----------
             TRANSPORTATION -- 0.3%
     9,550   DaimlerChrysler NA Holding Corp
               6.50% due 11/15/13..............................       10,335
    15,000   FedEx Corp.
               3.50% due 04/01/09..............................       14,619
    15,358   SCL Terminal Aereo Santiago S.A. @
               6.95% due 07/01/12..............................       16,257
                                                                 -----------
                                                                      41,211
                                                                 -----------
             UTILITIES -- 0.5%
     1,000   Alabama Power Co.
               7.125% due 10/01/07.............................        1,064
    40,000   Kansas City Power & Light Co.
               7.125% due 12/15/05.............................       40,594
    17,285   Northern Border Pipeline Co.
               7.75% due 09/01/09..............................       19,376
       750   TransCanada PipeLines Ltd.
               6.49% due 01/21/09..............................          802
                                                                 -----------
                                                                      61,836
                                                                 -----------
             Total corporate notes: investment grade (cost
               $1,149,737).....................................  $ 1,249,506
                                                                 -----------
MUNICIPAL BONDS -- 0.2%
             FINANCIAL SERVICES -- 0.2%
$   10,000   Oregon School Board Association
             4.759% due 06/30/28...............................  $    10,024
    10,000   State of Illinois
               5.10% due 06/01/33..............................       10,426
                                                                      20,450
                                                                 -----------
             Total municipal bonds
               (cost $19,888)..................................  $    20,450
                                                                 -----------
U.S. GOVERNMENT AGENCIES -- 2.3%
             FICO STRIP BONDS -- 0.1%
$   17,617   4.33% due 12/06/13 -- 12/27/13....................  $    12,254
                                                                 -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
    13,250   2.50% due 04/15/13................................       12,843
                                                                 -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
    22,946   5.00% due 01/01/19 -- 06/01/19....................       23,216
         1   9.00% due 03/01/21................................            2
                                                                      23,218
                                                                 -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.6%
    12,197   5.00% due 05/15/33 -- 09/15/34....................       12,308
    14,625   6.00% due 06/15/24 -- 10/15/34....................       15,113

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
             GOVERNMENT NATIONAL MORTGAGE
             ASSOCIATION -- (CONTINUED)
$    5,959   6.50% due 03/15/26 -- 06/15/28....................  $     6,239
    24,706   7.00% due 06/15/26 -- 11/15/32....................       26,172
       198   7.50% due 09/15/23................................          214
     3,924   8.00% due 09/15/26 -- 02/15/31....................        4,241
       254   9.00% due 06/20/16 -- 01/15/23....................          278
                                                                 -----------
                                                                      64,565
                                                                 -----------
             TENNESSEE VALLEY AUTHORITY -- 1.3%
    64,300   4.375% due 06/15/15...............................       64,768
    50,000   6.00% due 03/15/13................................       56,125
                                                                 -----------
                                                                     120,893
                                                                 -----------
             Total U.S. government agencies
               (cost $226,748).................................  $   233,773
                                                                 -----------
U.S. GOVERNMENT SECURITIES -- 12.6%
             U.S. TREASURY BONDS -- 7.4%
$  300,000   2.50% due 10/31/06 +..............................  $   295,734
    68,500   5.375% due 02/15/31 +.............................       80,830
   300,000   6.25% due 08/15/23 +..............................      373,863
                                                                 -----------
                                                                     750,427
                                                                 -----------
             U.S. TREASURY NOTES -- 5.2%
   374,950   2.375% due 08/15/06 +++...........................      370,050
    62,300   3.00% due 11/15/07 +..............................       61,395
   100,000   3.25% due 08/15/08 +..............................       98,754
                                                                 -----------
                                                                     530,199
                                                                 -----------
             Total U.S. government securities
               (cost $1,223,487)...............................  $ 1,280,626
                                                                 -----------
  SHARES
----------
SHORT-TERM SECURITIES -- 19.8%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 18.6%
 1,885,073   BNY Institutional Cash Reserves Fund..............  $ 1,885,073
                                                                 -----------
PRINCIPAL
  AMOUNT
----------
             REPURCHASE AGREEMENT -- 1.2%
$   27,750   Bank of America Tri-Party Joint Repurchase
               Agreement (See Note 2(d))
               3.43% due 07/01/05..............................  $    27,750
    14,147   Deutsche Bank Securities Tri-Party Joint
               Repurchase Agreement (See Note 2(d))
               3.40% due 07/01/05..............................       14,147
    14,147   J.P. Morgan Chase Tri-Party Joint Repurchase
               Agreement (See Note 2(d))
               3.43% due 07/01/05..............................       14,147
     5,773   UBS Securities Joint Repurchase Agreement (See
               Note 2(d))
               2.93% due 07/01/05..............................        5,773

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                           VALUE #
----------                                                       -----------
SHORT-TERM SECURITIES -- (CONTINUED)
             REPURCHASE AGREEMENT -- (CONTINUED)
$   60,942   UBS Securities Tri-Party Joint Repurchase
               Agreement (See Note 2(d))
               3.45% due 07/01/05..............................  $    60,942
                                                                 -----------
                                                                     122,759
                                                                 -----------
             Total short-term securities
               (cost $2,007,832)...............................  $ 2,007,832
                                                                 -----------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $11,171,382) O -- 116.2%............   11,780,188
             OTHER ASSETS, LESS LIABILITIES -- (16.2%).........   (1,642,535)
                                                                 -----------
             NET ASSETS -- 100%................................  $10,137,653
                                                                 ===========

Note: Market value of investments in foreign securities represents 7.8% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $118,649 or 1.2% of net assets.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $422,726, which represents 4.2% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $11,207,342 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 812,215
      Unrealized depreciation.......................   (239,369)
                                                      ---------
      Net unrealized appreciation...................  $ 572,846
                                                      =========

  ++ The Fund had 2,080 S&P Emini September 2005 Futures contracts and 1,120 5 Year U.S. Treasury Notes September 2005 Futures contracts open as of June 30, 2005. These contracts had a value of $2,375 as of June 30, 2005 and were collateralized by a U.S. Treasury Note, 2.375% due 8/15/06, with a market value of $13,610.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Japanese Yen                                      Buy             $2,695          $2,717          7/1/2005              $(22)
Swiss Franc                                      Sell             2,865            2,862          7/5/2005                (3)
                                                                                                                        ----
                                                                                                                        $(25)
                                                                                                                        ====

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
COMMON STOCKS -- 98.3%
            BANKS -- 10.8%
   3,056    American Capital Strategies Ltd. +................  $   110,367
   2,538    Capital One Financial Corp. +.....................      203,049
   6,273    Citigroup, Inc. ..................................      289,996
   6,099    Countrywide Financial Corp. ......................      235,475
   1,633    Credit Suisse Group, ADR +........................       63,920
   1,630    EFG Eurobank Ergasias S.A. B......................       50,142
   5,301    MBNA Corp. .......................................      138,677
      14    Mitsubishi Tokyo Financial Group, Inc. +B.........      114,061
   4,472    Unibanco-Uniao de Bancos Brasileiros S.A.,
              GDR +...........................................      172,697
                                                                -----------
                                                                  1,378,384
                                                                -----------
            BUSINESS SERVICES -- 0.1%
     331    Fluor Corp. +.....................................       19,085
                                                                -----------
            CHEMICALS -- 3.1%
   4,136    Dow Chemical Co. (The)............................      184,176
   3,952    Huntsman Corp. *+.................................       80,097
   5,091    Lyondell Chemical Co. ............................      134,512
                                                                -----------
                                                                    398,785
                                                                -----------
            COMMUNICATIONS -- 7.1%
   6,641    AT&T Corp. .......................................      126,437
   2,556    America Movil S.A. de C.V., ADR +.................      152,333
     723    Research in Motion Ltd. *.........................       53,329
   5,373    SBC Communications, Inc. .........................      127,618
  13,844    Sprint Corp.-FON Group +..........................      347,356
   1,729    Turkcell Iletisim Hizmetleri AS, ADR +............       21,874
   2,036    UTStarcom, Inc. *+................................       15,248
   1,541    XM Satellite Radio Holdings, Inc. *+..............       51,857
   5,137    ZTE Corp. +B......................................       15,318
                                                                -----------
                                                                    911,370
                                                                -----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.1%
   4,851    Hewlett-Packard Co. ..............................      114,042
   1,116    International Business Machines Corp. ............       82,800
   6,760    Symbol Technologies, Inc. +.......................       66,719
                                                                -----------
                                                                    263,561
                                                                -----------
            CONSTRUCTION -- 0.5%
   1,035    Holcim Ltd. B.....................................       62,875
                                                                -----------
            CONSUMER NON-DURABLES -- 2.5%
   1,447    Gillette Co. (The)................................       73,267
   1,233    McKesson Corp. +..................................       55,213
   3,387    Tyco International Ltd. ..........................       98,897
   6,844    Xerox Corp. *+....................................       94,379
                                                                -----------
                                                                    321,756
                                                                -----------
            DRUGS -- 7.6%
   1,388    Amgen, Inc. *.....................................       83,931
   4,583    AstraZeneca PLC, ADR..............................      189,111
   1,883    Eli Lilly & Co. ..................................      104,902
   2,690    Forest Laboratories, Inc. *+......................      104,507
   4,867    IVAX Corp. *+.....................................      104,632
   1,000    Millennium Pharmaceuticals, Inc. *................        9,270
   1,368    OSI Pharmaceuticals, Inc. *+......................       55,928

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
            DRUGS -- (CONTINUED)
   1,551    Roche Holdings AG B...............................  $   195,716
   3,952    Teva Pharmaceutical Industries Ltd., ADR +........      123,050
                                                                -----------
                                                                    971,047
                                                                -----------
            ELECTRICAL EQUIPMENT -- 0.6%
   3,444    Agilent Technologies, Inc. *......................       79,276
                                                                -----------
            ELECTRONICS -- 10.0%
   4,359    Altera Corp. *....................................       86,385
   2,085    Amphenol Corp. ...................................       83,762
   7,757    Cisco Systems, Inc. *.............................      148,229
   8,101    General Electric Co. .............................      280,686
  27,366    HON HAI Precision Industry B......................      141,845
     950    Samsung Electronics Co., Ltd. +B..................      449,862
   1,250    Whirlpool Corp. ..................................       87,602
                                                                -----------
                                                                  1,278,371
                                                                -----------
            ENERGY & SERVICES -- 8.9%
   1,019    Arch Coal, Inc. +.................................       55,494
   3,621    ConocoPhillips....................................      208,183
   4,984    Devon Energy Corp. ...............................      252,579
     929    Kerr-McGee Corp. .................................       70,908
   2,119    Petro-Canada +....................................      138,038
   3,235    Suncor Energy, Inc. ..............................      153,094
   1,830    Weatherford International Ltd. *..................      106,115
   4,607    XTO Energy, Inc. .................................      156,606
                                                                -----------
                                                                  1,141,017
                                                                -----------
            FINANCIAL SERVICES -- 4.9%
   2,286    Goldman Sachs Group, Inc. +.......................      233,197
   1,055    Orix Corp. B......................................      157,577
     429    UBS AG +..........................................       33,429
  37,363    UniCredito Italiano S.p.A. +B.....................      196,989
                                                                -----------
                                                                    621,192
                                                                -----------
            FOOD, BEVERAGE & TOBACCO -- 1.4%
   2,887    Bunge Ltd. +......................................      183,048
                                                                -----------
            FOREST & PAPER PRODUCTS -- 0.1%
     885    Smurfit-Stone Container Corp. *...................        9,000
                                                                -----------
            HOTELS & GAMING -- 1.1%
   2,309    Starwood Hotels & Resorts Worldwide, Inc. +.......      135,238
                                                                -----------
            INSURANCE -- 6.2%
   4,597    Ace Ltd. .........................................      206,189
   4,345    American International Group, Inc. ...............      252,422
   3,395    Assurant, Inc. ...................................      122,541
   3,770    St. Paul Travelers Cos., Inc. (The) +.............      149,040
     827    WellPoint, Inc. *.................................       57,592
                                                                -----------
                                                                    787,784
                                                                -----------
            MACHINERY -- 3.4%
   1,785    Deere & Co. +.....................................      116,893
   1,475    Ingersoll Rand Co., Ltd. .........................      105,248
   1,372    Lam Research Corp. *..............................       39,691
   2,197    National Oilwell Varco, Inc. *+...................      104,436

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
COMMON STOCKS -- (CONTINUED)
            MACHINERY -- (CONTINUED)
   1,050    Parker-Hannifin Corp. ............................  $    65,111
                                                                -----------
                                                                    431,379
                                                                -----------
            MEDIA & ENTERTAINMENT -- 3.2%
   2,661    Comcast Corp. *...................................       79,685
   3,273    Publishing & Broadcasting Ltd. +B.................       36,903
   7,935    Time Warner, Inc. *...............................      132,585
   6,276    Walt Disney Co. (The).............................      158,022
                                                                -----------
                                                                    407,195
                                                                -----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.2%
   2,600    BHP Billiton Ltd., ADR +..........................       70,980
   2,563    Sanofi-Aventis +B.................................      209,879
                                                                -----------
                                                                    280,859
                                                                -----------
            METALS, MINERALS & MINING -- 5.9%
     340    Alcan, Inc. ......................................       10,212
   2,500    Allegheny Technologies, Inc. .....................       55,150
   3,601    Cameco Corp. +....................................      161,122
   3,624    Companhia Vale do Rio Doce ADR....................      106,098
   8,261    Corning, Inc. *...................................      137,303
     271    Engelhard Corp. ..................................        7,748
   4,000    Rio Tinto PLC B...................................      121,802
   4,656    Teck Cominco Ltd. ................................      157,093
                                                                -----------
                                                                    756,528
                                                                -----------
            REAL ESTATE -- 0.4%
  34,617    Hang Lung Properties Ltd. +B......................       50,762
                                                                -----------
            REAL ESTATE INVESTMENT TRUST -- 0.7%
   1,100    General Growth Properties, Inc. ..................       45,199
     918    iStar Financial, Inc. ............................       38,167
                                                                -----------
                                                                     83,366
                                                                -----------
            RETAIL -- 2.9%
   3,452    Federated Department Stores, Inc. +...............      252,955
     800    Office Depot, Inc. *+.............................       18,265
   1,804    Yum! Brands, Inc. +...............................       93,947
                                                                -----------
                                                                    365,167
                                                                -----------
            SOFTWARE & SERVICES -- 6.0%
   2,473    Cognex Corp. +....................................       64,773
   2,228    Electronic Arts, Inc. *+..........................      126,138
     605    First Data Corp. .................................       24,297
     209    Google, Inc. *+...................................       61,360
   7,474    Microsoft Corp. ..................................      185,659
   3,506    Oracle Corp. *....................................       46,281
   1,699    Pixar, Inc. *+....................................       85,025
   4,972    Yahoo!, Inc. *....................................      172,293
                                                                -----------
                                                                    765,826
                                                                -----------
            TRANSPORTATION -- 6.6%
   1,486    ACE Aviation Holdings, Inc. *.....................       48,342
 106,729    Air China Ltd. *+B................................       35,905
   4,118    Boeing Co. (The)..................................      271,768
     729    Carnival Corp. ...................................       39,751
   2,086    Royal Caribbean Cruises Ltd. .....................      100,889

                                                                  MARKET
 SHARES                                                           VALUE #
---------                                                       -----------
            TRANSPORTATION -- (CONTINUED)
   8,154    Toyota Motor Corp. B..............................  $   290,978
   2,539    US Airways New Company Bo.........................       41,887
                                                                    829,520
                                                                -----------
            Total common stocks (cost $11,176,996)............  $12,532,391
                                                                -----------
WARRANTS -- 0.6%
            COMMUNICATIONS -- 0.6%
   7,677    ICICI Bank Ltd. @.................................  $    76,461
                                                                -----------
            Total warrants
              (cost $63,151)..................................  $    76,461
                                                                -----------
SHORT-TERM SECURITIES -- 6.9%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 6.5%
 827,793    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $   827,793
                                                                -----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.4%
 $11,347    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    11,347
   5,785    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................        5,785
   5,784    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................        5,784
   2,361    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................        2,361
  24,918    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................       24,918
                                                                -----------
                                                                     50,195
                                                                -----------
            Total short-term securities (cost $877,988).......  $   877,988
                                                                -----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $12,118,135) O -- 105.8%........................   13,486,840
            OTHER ASSETS, LESS LIABILITIES -- (5.8%)..........     (734,551)
                                                                -----------
            NET ASSETS -- 100%................................  $12,752,289
                                                                ===========

Note: Market value of investments in foreign securities represents 28.9% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from

The accompanying notes are an integral part of this financial statement.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

     registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $76,461 or 0.6% of net assets.

 o   Private placement.
  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $2,172,501, which represents 17.0% of the total net assets.
  O At June 30, 2005, the cost of securities for federal income tax purposes is $12,131,763 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation......................  $1,663,166
      Unrealized depreciation......................    (308,089)
                                                     ----------
      Net unrealized appreciation..................  $1,355,077
                                                     ==========

DIVERSIFICATION BY COUNTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
United States of America                               76.9%
---------------------------------------------------------------
Canada                                                  5.7
---------------------------------------------------------------
Japan                                                   4.4
---------------------------------------------------------------
South Korea                                             3.5
---------------------------------------------------------------
United Kingdom                                          2.4
---------------------------------------------------------------
Switzerland                                             2.3
---------------------------------------------------------------
Brazil                                                  2.2
---------------------------------------------------------------
France                                                  1.6
---------------------------------------------------------------
Italy                                                   1.5
---------------------------------------------------------------
Mexico                                                  1.2
---------------------------------------------------------------
Taiwan                                                  1.1
---------------------------------------------------------------
Israel                                                  1.0
---------------------------------------------------------------
Australia                                               0.8
---------------------------------------------------------------
Hong Kong                                               0.5
---------------------------------------------------------------
Greece                                                  0.4
---------------------------------------------------------------
China                                                   0.3
---------------------------------------------------------------
Other Assets and Liabilities                           (5.8)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                  TRANSACTION          VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                  -----------         -------         --------         --------         --------------
Australian Dollar                               Sell             $24,748         $24,747          7/5/2005               (1)
Australian Dollar                               Sell               5,033           5,027          7/5/2005               (6)
Australian Dollar                               Sell               1,305           1,313          7/1/2005                8
EURO                                             Buy               8,507           8,497          7/1/2005               10
EURO                                             Buy              12,391          12,355          7/1/2005               36
Swiss Franc                                     Sell               7,271           7,279          7/1/2005                8
Swiss Franc                                     Sell               1,327           1,329          7/5/2005                2
                                                                                                                        ---
                                                                                                                        $57
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD DIVIDEND AND GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 97.0%
            BANKS -- 9.2%
   3,030    Bank of America Corp. ............................  $  138,203
   3,762    Citigroup, Inc. ..................................     173,930
   2,309    MBNA Corp. .......................................      60,409
   1,541    Morgan (J.P.) Chase & Co. ........................      54,416
     459    PNC Financial Services Group, Inc. ...............      24,997
   1,461    State Street Corp. ...............................      70,498
   1,698    Synovus Financial Corp. ..........................      48,693
                                                                ----------
                                                                   571,146
                                                                ----------
            CHEMICALS -- 3.3%
     923    Avery Dennison Corp. .............................      48,882
     977    Rohm & Haas Co. ..................................      45,265
   2,639    du Pont (E.I.) de Nemours & Co. ..................     113,517
                                                                ----------
                                                                   207,664
                                                                ----------
            COMMUNICATIONS -- 6.2%
     897    BellSouth Corp. +.................................      23,831
   4,677    Motorola, Inc. ...................................      85,404
   4,336    SBC Communications, Inc. +........................     102,985
     877    Sony Corp., ADR...................................      30,204
   2,158    Sprint Corp.-FON Group +..........................      54,154
   2,553    Verizon Communications, Inc. +....................      88,222
                                                                ----------
                                                                   384,800
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 3.2%
   2,036    EMC Corp. *.......................................      27,907
     864    Hewlett-Packard Co. ..............................      20,315
   1,358    International Business Machines Corp. ............     100,786
   1,231    Pitney Bowes, Inc. ...............................      53,597
                                                                ----------
                                                                   202,605
                                                                ----------
            CONSUMER NON-DURABLES -- 2.8%
     643    Colgate-Palmolive Co. ............................      32,067
     912    Gillette Co. (The)................................      46,159
     687    Procter & Gamble Co. (The) +......................      36,213
     688    Tyco International Ltd. +.........................      20,095
   2,856    Xerox Corp. *+....................................      39,381
                                                                ----------
                                                                   173,915
                                                                ----------
            DRUGS -- 8.2%
   2,786    Abbott Laboratories...............................     136,557
   1,460    AstraZeneca PLC, ADR..............................      60,248
   1,466    Eli Lilly & Co. ..................................      81,671
     761    Novartis AG ADR...................................      36,121
   1,675    Pfizer, Inc. .....................................      46,190
   4,327    Schering-Plough Corp. ............................      82,467
   1,498    Wyeth.............................................      66,661
                                                                ----------
                                                                   509,915
                                                                ----------
            ELECTRONICS -- 4.4%
     677    Emerson Electric Co. .............................      42,369
   2,739    General Electric Co. .............................      94,899
   2,395    Texas Instruments, Inc. ..........................      67,236
     991    Whirlpool Corp. +.................................      69,465
                                                                ----------
                                                                   273,969
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            ENERGY & SERVICES -- 16.1%
     708    Anadarko Petroleum Corp. .........................  $   58,170
   1,342    BP PLC, ADR.......................................      83,733
   2,511    Chevron Corp. +...................................     140,421
     376    ConocoPhillips....................................      21,628
   3,974    Encana Corp. +....................................     157,313
   3,716    ExxonMobil Corp. .................................     213,534
     423    Occidental Petroleum Corp. .......................      32,511
   1,489    Royal Dutch Petroleum Co., NY Shares..............      96,643
     821    Schlumberger Ltd. ................................      62,332
   1,195    Total S.A., ADR +.................................     139,612
                                                                ----------
                                                                 1,005,897
                                                                ----------
            FINANCIAL SERVICES -- 1.9%
   1,153    Merrill Lynch & Co., Inc. ........................      63,427
     687    UBS AG............................................      53,514
                                                                ----------
                                                                   116,941
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.3%
   1,612    Altria Group, Inc. ...............................     104,206
   1,645    Coca-Cola Co. (The)...............................      68,683
   1,135    Coca-Cola Enterprises, Inc. ......................      24,986
   1,047    General Mills, Inc. ..............................      48,975
   1,310    Tyson Foods, Inc. ................................      23,318
                                                                ----------
                                                                   270,168
                                                                ----------
            FOREST & PAPER PRODUCTS -- 3.7%
   1,758    Abitibi-Consolidated, Inc. .......................       7,875
     454    Bowater, Inc. +...................................      14,686
   1,722    International Paper Co. ..........................      52,031
     964    Kimberly-Clark Corp. .............................      60,337
   1,474    Weyerhaeuser Co. +................................      93,820
                                                                ----------
                                                                   228,749
                                                                ----------
            INSURANCE -- 5.3%
     830    Ace Ltd. .........................................      37,217
   1,322    American International Group, Inc. ...............      76,785
     916    MBIA, Inc. +......................................      54,340
   1,204    Marsh & McLennan Cos., Inc. ......................      33,348
   1,012    Metlife, Inc. ....................................      45,488
   1,130    XL Capital Ltd., Class A..........................      84,124
                                                                ----------
                                                                   331,302
                                                                ----------
            MACHINERY -- 3.0%
     506    Caterpillar, Inc. ................................      48,255
   1,037    Deere & Co. ......................................      67,933
   1,136    Parker-Hannifin Corp. ............................      70,468
                                                                ----------
                                                                   186,656
                                                                ----------
            MEDIA & ENTERTAINMENT -- 4.0%
   1,124    Comcast Corp. *...................................      33,649
   1,276    Comcast Corp., Class A *+.........................      39,187
     624    Gannett Co., Inc. ................................      44,385
     495    New York Times Co. (The), Class A +...............      15,419
   4,168    Time Warner, Inc. *...............................      69,651
   1,096    Viacom, Inc., Class B.............................      35,084
     805    Warner Music Group Corp. *+.......................      13,038
                                                                ----------
                                                                   250,413
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD DIVIDEND AND GROWTH HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.7%
   1,239    Baxter International, Inc. .......................  $   45,974
                                                                ----------
            METALS, MINERALS & MINING -- 2.5%
   2,184    Alcoa, Inc. ......................................      57,068
   1,319    Companhia Vale do Rio Doce ADR....................      38,634
     505    Rio Tinto PLC, ADR................................      61,606
                                                                ----------
                                                                   157,308
                                                                ----------
            RETAIL -- 3.0%
   1,722    Family Dollar Stores, Inc. .......................      44,955
   2,937    McDonald's Corp. .................................      81,505
   1,341    TJX Cos., Inc. (The) +............................      32,661
     443    Wal-Mart Stores, Inc. ............................      21,338
     168    Yum! Brands, Inc. ................................       8,735
                                                                ----------
                                                                   189,194
                                                                ----------
            SOFTWARE & SERVICES -- 1.3%
   3,334    Microsoft Corp. ..................................      82,817
                                                                ----------
            TRANSPORTATION -- 6.7%
   2,114    CSX Corp. ........................................      90,196
     420    Canadian Pacific Railway Ltd. +...................      14,486
     778    General Dynamics Corp. ...........................      85,167
     632    Genuine Parts Co. +...............................      25,981
     659    Honeywell International, Inc. ....................      24,143
     472    Norfolk Southern Corp. ...........................      14,616
   2,583    Southwest Airlines Co. +..........................      35,983
   1,297    Union Pacific Corp. ..............................      84,059
     846    United Technologies Corp. ........................      43,463
                                                                ----------
                                                                   418,094
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.1%
     985    Federal Home Loan Mortgage Corp. .................      64,245
                                                                ----------
            UTILITIES -- 6.1%
     459    Dominion Resources, Inc. +........................      33,657
   2,208    Exelon Corp. +....................................     113,348
   1,670    FPL Group, Inc. +.................................      70,257
     865    Pinnacle West Capital Corp. ......................      38,454
   1,081    Progress Energy, Inc. +...........................      48,909
   2,528    Waste Management, Inc. ...........................      71,641
                                                                ----------
                                                                   376,266
                                                                ----------
            Total common stocks
              (cost $5,320,960)...............................  $6,048,038
                                                                ----------
SHORT-TERM SECURITIES -- 12.5%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.4%
 58,8610    BNY Institutional Cash Reserves Fund..............  $  588,610
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENTS -- 3.1%
 $43,664    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $   43,664
  22,260    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................      22,260
  22,260    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................      22,260
   9,084    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       9,084
  95,889    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................      95,889
                                                                ----------
                                                                   193,157
                                                                ----------
            Total short-term securities
              (cost $781,767).................................  $  781,767
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $6,102,727) O -- 109.5%.........................   6,829,805
            OTHER ASSETS, LESS LIABILITIES -- (9.5%)..........    (593,303)
                                                                ----------
            NET ASSETS -- 100%................................  $6,236,502
                                                                ==========

Note: Market value of investments in foreign securities represents 12.4% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  O At June 30, 2005, the cost of securities for federal income tax purposes is $6,113,621 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 909,912
      Unrealized depreciation.......................   (193,728)
                                                      ---------
      Net unrealized appreciation...................  $ 716,184
                                                      =========

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
SHARES                                                           VALUE #
------                                                          ----------
COMMON STOCKS -- 98.3%
            AUSTRALIA -- 1.8%
     761    Publishing & Broadcasting Ltd. +B.................  $    8,585
   1,759    Santos Ltd. B.....................................      15,091
                                                                ----------
                                                                    23,676
                                                                ----------
            AUSTRIA -- 1.0%
     290    Wienerberger AG B.................................      13,442
                                                                ----------
            BRAZIL -- 1.6%
     464    Companhia Vale do Rio Doce ADR +..................      13,574
     140    Petroleo Brasileiro S.A., ADR +...................       7,309
                                                                ----------
                                                                    20,883
                                                                ----------
            CANADA -- 6.0%
     259    Cameco Corp. +....................................      11,586
     479    Canadian Pacific Railway Ltd. ....................      16,580
     322    Fairmont Hotels & Resorts, Inc. ..................      11,201
     359    Petro-Canada......................................      23,355
     477    Talisman Energy, Inc. +...........................      17,859
                                                                ----------
                                                                    80,581
                                                                ----------
            DENMARK -- 1.0%
     249    Carlsberg +B......................................      12,751
                                                                ----------
            FINLAND -- 0.7%
     591    Nokia Oyj B.......................................       9,841
                                                                ----------
            FRANCE -- 10.8%
     330    AXA S.A. B........................................       8,217
      91    Air Liquids S.A. +B...............................      15,554
     276    Cie Generale d'Optique Essilor International
              S.A. +B.........................................      18,807
     514    Credit Agricole S.A. +B...........................      12,977
     354    France Telecom S.A. B.............................      10,289
     266    Sanofi-Aventis +B.................................      21,798
     350    Societe Television Francaise 1 +B.................       9,284
     105    Total S.A. B......................................      24,465
      13    Unibail Holding Co. +B............................       1,627
     694    Vivendi Universal S.A. B..........................      21,759
                                                                ----------
                                                                   144,777
                                                                ----------
            GERMANY -- 3.9%
     559    Bayerische Vereinsbank AG B.......................      14,508
   1,232    Deutsche Telekom AG +B............................      22,697
     147    Muenchener Rueckversicherungs-Gesellschaft
              AG +B...........................................      15,566
                                                                ----------
                                                                    52,771
                                                                ----------
            HONG KONG -- 2.4%
   2,683    Esprit Holdings Ltd. B............................      19,344
     222    Esprit Holdings Ltd. @B...........................       1,597
   1,090    Sun Hung Kai Properties B.........................      10,721
                                                                ----------
                                                                    31,662
                                                                ----------
            HUNGARY -- 0.5%
      85    Mol Magyar Olaj- es Gazipari B....................       7,129
                                                                ----------
            INDIA -- 0.7%
     175    Infosys Technologies Ltd. B.......................       9,467
                                                                ----------

                                                                  MARKET
SHARES                                                           VALUE #
------                                                          ----------
            INDONESIA -- 0.8%
     538    PT Telekomunikasi Indonesia ADR...................  $   11,207
                                                                ----------
            IRELAND -- 0.5%
     513    Ryanair Holdings PLC *B...........................       3,925
      57    Ryanair Holdings PLC, ADR *+......................       2,533
                                                                ----------
                                                                     6,458
                                                                ----------
            ITALY -- 3.1%
   2,064    Banca Intesa S.p.A. B.............................       9,423
     935    Ente Nazional Idrocarburi S.p.A. +B...............      24,028
     940    Geox S.p.A. B.....................................       7,823
                                                                ----------
                                                                    41,274
                                                                ----------
            JAPAN -- 17.0%
     294    Astellas Pharmaceuticals, Inc. B..................      10,007
     370    Canon, Inc. +B....................................      19,414
   1,209    Central Glass Co., Ltd. +B........................       7,533
       2    East Japan Railway Co. B..........................      10,031
     404    Eisai Co., Ltd. B.................................      13,521
     340    Electric Power Development Co. B..................       9,804
      60    Electric Power Development Co. @B.................       1,725
     126    Fast Retailing Co., Ltd. B........................       6,522
     256    Fuji Photo Film Co., Ltd. B.......................       8,273
       2    Japan Tobacco, Inc. +B............................      26,017
      61    Keyence Corp. B...................................      13,554
      47    Orix Corp. +B.....................................       7,078
      82    Promise Co., Ltd. B...............................       5,216
     447    Sankyo Co., Ltd. +B...............................       8,552
     245    Sony Corp. B......................................       8,421
     657    Suzuki Motor Corp. B..............................      10,287
     207    Takeda Chemical Industries Ltd. B.................      10,226
     239    Takefuji Corp. B..................................      16,062
     239    Terumo Corp. B....................................       6,868
       3    UFJ Holdings, Inc. B..............................      16,689
     343    World Co., Ltd. B.................................      11,987
                                                                ----------
                                                                   227,787
                                                                ----------
            MALAYSIA -- 0.5%
   4,221    Astro All Asia Networks PLC *B....................       6,046
                                                                ----------
            MEXICO -- 1.1%
     248    Fomento Economico Mexicano S.A. de C.V., ADR......      14,767
                                                                ----------
            NETHERLANDS -- 6.7%
     102    ASML Holding N.V., NY Shares *....................       1,602
     434    ASML Lithography Holding N.V. *B..................       6,809
     539    European Aeronautic Defense and Space Co. B.......      17,087
   2,298    Koninklijke Ahold N.V. *B.........................      18,829
     628    Koninklijke Philips Electronics N.V. B............      15,808
     790    Pyaterocha Holding N.V., GDR @....................      11,377
     460    Royal Numico N.V. *+B.............................      18,363
                                                                ----------
                                                                    89,875
                                                                ----------
            PHILIPPINES -- 0.6%
     270    Philippine Long Distance Telephone Co. B..........       7,844
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
SHARES                                                           VALUE #
------                                                          ----------
COMMON STOCKS -- (CONTINUED)
            SPAIN -- 2.0%
   1,784    Banco Bilbao Vizcayz Argentaria S.A. B............  $   27,404
                                                                ----------
            SWEDEN -- 2.4%
   1,473    Swedish Match AB B................................      16,706
   4,769    Telefonaktiebolaget LM Ericcson AB, B Shares B....      15,217
                                                                ----------
                                                                    31,923
                                                                ----------
            SWITZERLAND -- 8.5%
     100    Nestle S.A. B.....................................      25,594
     191    Roche Holdings AG B...............................      24,074
     751    STMicroelectronics N.V. B.........................      11,965
     342    UBS AG B..........................................      26,624
     144    Zurich Financial Services AG B....................      24,772
                                                                ----------
                                                                   113,029
                                                                ----------
            TAIWAN -- 2.2%
     969    AU Optronics Corp., ADR *+........................      16,413
   7,439    Taiwan Semiconductor Manufacturing Co., Ltd. B....      12,952
                                                                ----------
                                                                    29,365
                                                                ----------
            UNITED KINGDOM -- 16.8%
     632    AstraZeneca PLC B.................................      26,044
   1,373    Aviva PLC B.......................................      15,241
   1,566    BHP Billiton PLC B................................      19,966
   2,398    Centrica PLC B....................................       9,932
   2,688    EMI Group PLC B...................................      12,194
     732    Enterprise Inns PLC B.............................      10,920
     581    Imperial Tobacco Group PLC B......................      15,625
     465    Reckitt Benckiser PLC B...........................      13,673
   1,209    Royal Bank of Scotland Group PLC B................      36,408
   1,516    Vedanta Resources PLC B...........................      13,661
   8,879    Vodafone Group PLC B..............................      21,588
   1,592    WWP Group PLC B...................................      16,308
     640    Wolseley PLC B....................................      13,422
                                                                ----------
                                                                   224,982
                                                                ----------
            UNITED STATES OF AMERICA -- 1.2%
     129    Schlumberger Ltd. ................................       9,811
     471    Turkcell Iletisim Hizmetleri AS, ADR +............       5,959
                                                                ----------
                                                                    15,770
                                                                ----------
            Total common stocks
              (cost $1,183,823)...............................  $1,254,711
                                                                ----------
 SHARES
---------
SHORT-TERM SECURITIES -- 13.6%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.7%
 129,098    Boston Global Investment Trust....................  $  129,098
PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- 3.9%
 $12,000    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d)) 3.43% due 07/01/05....  $   12,000
   6,118    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       6,118
   6,118    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       6,118
   2,496    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       2,496
  26,353    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................      26,353
                                                                ----------
                                                                    53,085
                                                                ----------
            Total short-term securities
              (cost $182,183).................................  $  182,183
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,366,006) O -- 107.4%.............   1,436,894
            OTHER ASSETS, LESS LIABILITIES -- (7.4%)..........     (99,297)
                                                                ----------
            NET ASSETS -- 100%................................  $1,337,597
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $14,699 or 1.1% of net assets.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $1,079,578, which represents 80.7% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,367,376 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $103,009
      Unrealized depreciation........................   (33,491)
                                                       --------
      Net unrealized appreciation....................  $ 69,518
                                                       ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                  PERCENTAGE OF
                                                   NET ASSETS
---------------------------------------------------------------
Aerospace & Defense                                     1.3%
---------------------------------------------------------------
Apparel & Textile                                       2.5
---------------------------------------------------------------
Banks                                                   9.5
---------------------------------------------------------------
Business Services                                       1.2
---------------------------------------------------------------
Chemicals                                               1.2
---------------------------------------------------------------
Communications                                          7.8
---------------------------------------------------------------
Computers & Office Equipment                            1.5
---------------------------------------------------------------
Construction                                            1.0
---------------------------------------------------------------
Consumer Durables                                       0.6
---------------------------------------------------------------
Consumer Non-Durables                                   3.9
---------------------------------------------------------------
Drugs                                                   3.7
---------------------------------------------------------------
Electronics                                             5.0
---------------------------------------------------------------
Energy & Services                                      10.0
---------------------------------------------------------------
Financial Services                                      5.1
---------------------------------------------------------------
Food, Beverage & Tobacco                                9.3
---------------------------------------------------------------
Hotels & Gaming                                         0.8
---------------------------------------------------------------
Insurance                                               3.0
---------------------------------------------------------------
Investment Companies held as Collateral on
  Loaned Securities                                     9.7
---------------------------------------------------------------
Machinery                                               1.5
---------------------------------------------------------------
Media & Entertainment                                   4.3
---------------------------------------------------------------
Medical Instruments & Supplies                          5.3
---------------------------------------------------------------
Metals, Minerals & Mining                               4.4
---------------------------------------------------------------
Real Estate                                             0.9
---------------------------------------------------------------
Repurchase Agreement                                    3.9
---------------------------------------------------------------
Retail                                                  5.3
---------------------------------------------------------------
Software & Services                                     0.7
---------------------------------------------------------------
Transportation                                          3.2
---------------------------------------------------------------
Utilities                                               0.8
---------------------------------------------------------------
Other Assets and Liabilities                           (7.4)
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                MARKET          CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION          VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                 -----------         -------         --------         ---------         --------------
Australian Dollar                               Buy             $   247         $   249           7/1/2005             $   (2)
British Pound                                  Sell               9,164           9,803          7/20/2005                639
Canadian Dollars                               Sell              11,536          11,506           7/5/2005                (30)
Canadian Dollars                               Sell               4,250           4,249           7/6/2005                 (1)
Canadian Dollars                               Sell               3,769           3,749           7/5/2005                (20)
Japanese Yen                                   Sell               1,434           1,444           7/5/2005                 10
Japanese Yen                                   Sell                 759             759           7/5/2005                 --
Swiss Franc                                    Sell               9,180          10,252          7/20/2005              1,072
                                                                                                                       ------
                                                                                                                       $1,668
                                                                                                                       ======

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
COMMERCIAL PAPER -- 66.7%
 $21,500    Alliance & Leicester
              2.77% due 07/06/05..............................  $   21,492
  21,500    Alliance & Leicester
              3.09% due 09/08/05..............................      21,373
  21,500    American Express Credit Corp.
              3.08% due 07/11/05..............................      21,482
  23,190    American Express Credit Corp.
              3.406% due 05/16/06.............................      23,223
  21,500    American General Finance Corp.
              3.11% due 07/12/05..............................      21,480
  21,500    American General Finance Corp.
              3.24% due 08/25/05..............................      21,394
  20,000    Amsterdam Funding Corp.
              3.08% due 07/08/05..............................      19,988
  24,000    Amsterdam Funding Corp.
              3.12% due 07/19/05..............................      23,963
  21,500    Anz Delaware, Inc.
              3.09% due 07/21/05..............................      21,463
  21,500    Barton Capital Corp.
              3.06% due 07/07/05..............................      21,489
  23,000    Barton Capital Corp.
              3.12% due 07/14/05..............................      22,974
  20,000    Bear Stearns Cos., Inc. (The)
              3.33% due 07/06/05..............................      19,991
  17,400    Bear Stearns Cos., Inc. (The)
              3.68% due 06/19/06..............................      17,447
  21,500    Britnnia Building Society
              3.17% due 08/11/05..............................      21,422
  21,500    Britnnia Building Society
              3.27% due 09/02/05..............................      21,377
  21,500    Cafco, LLC
              3.22% due 08/24/05..............................      21,396
  23,000    Cafco, LLC
              3.32% due 09/12/05..............................      22,845
  34,500    Cargill, Inc.
              2.82% due 07/18/05..............................      34,454
  43,000    Countrywide Financial Corp.
              3.41% due 07/01/05..............................      43,000
  21,500    HSBC Finance Corp.
              3.08% due 07/08/05..............................      21,487
  23,000    Morgan Stanley Dean Witter & Co.
              3.26% due 08/16/05..............................      22,904
  17,370    Morgan Stanley Dean Witter & Co.
              3.36% due 07/01/05..............................      17,370
  23,000    Morgan Stanley Dean Witter & Co.
              3.38% due 09/19/05..............................      22,827
  21,500    Nordea North America, Inc.
              3.05% due 08/09/05..............................      21,429
  21,500    Nordea North America, Inc.
              3.26% due 09/06/05..............................      21,370
  23,000    Northern Rock PLC
              3.32% due 08/24/05..............................      22,885
  21,500    Old Line Funding Corp.
              3.06% due 07/07/05..............................      21,489
  21,500    Old Line Funding Corp.
              3.075% due 07/11/05.............................      21,482

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
 $26,000    Preferred Receivable Funding Corp.
              3.115% due 07/11/05.............................  $   25,978
  21,000    Preferred Receivable Funding Corp.
              3.16% due 07/18/05..............................      20,969
  43,000    Sara Lee Corp.
              3.38% due 07/01/05..............................      43,000
  21,500    Spintab AB
              3.14% due 08/11/05..............................      21,423
  20,900    Spintab AB
              3.32% due 09/01/05..............................      20,780
  43,000    Stadshypotek Delaware, Inc.
              3.32% due 07/18/05..............................      42,933
  46,000    State Street Corp.
              3.22% due 07/26/05..............................      45,897
  21,500    Toyota Motor Credit Corp.
              3.08% due 09/01/05..............................      21,386
  23,000    Toyota Motor Credit Corp.
              3.23% due 08/02/05..............................      22,934
  16,668    Triple A One Funding Corp.
              3.10% due 07/12/05..............................      16,652
  15,283    Triple A One Funding Corp.
              3.115% due 07/13/05.............................      15,267
  13,000    Triple A One Funding Corp.
              3.14% due 07/12/05..............................      12,988
  45,000    UBS Finance (Delaware)
              3.39% due 07/01/05..............................      45,000
  23,000    Washington Mutual Bank FA
              3.45% due 07/26/06..............................      23,000
  46,000    Yorktown Capital LLC
              3.22% due 07/20/05..............................      45,922
                                                                ----------
                                                                 1,059,625
                                                                ----------
            Total commercial paper
              (cost $1,059,625)...............................  $1,059,625
                                                                ----------
CORPORATE NOTES -- 39.4%
            UNITED STATES -- 39.4%
 $43,000    Bank One Corp.
              7.625% due 08/01/05.............................  $   43,159
  43,000    Bank of America Corp.
              3.549% due 08/26/05.............................      43,020
   8,500    Bear Stearns Cos., Inc. (The)
              6.25% due 07/15/05..............................       8,510
  12,200    Caterpillar Financial Services Corp.
              3.10% due 09/19/05..............................      12,190
  43,000    Citigroup Global Markets Holdings, Inc.
              3.221% due 07/25/05.............................      43,003
  21,500    Citigroup, Inc.
              3.395% due 05/19/06.............................      21,531
  43,000    First Union/Wachovia
              7.55% due 08/18/05..............................      43,238
  43,000    General Electric Co.
              3.211% due 10/24/05.............................      43,012
  43,000    Goldman Sachs Group Inc.
              3.16% due 07/29/05 @............................      43,000
  21,500    Greenwich Capital Holdings, Inc.
              3.071% due 10/17/05.............................      21,500
  21,500    HBOS Treasury Services PLC
              3.95% due 08/01/05..............................      21,443

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
 $43,000    Honda Motor Corp.
              3.16% due 08/04/05 @............................  $   43,000
  43,000    Lehman Brothers Holdings, Inc.
              3.18% due 06/02/06..............................      43,037
  20,600    Merrill Lynch & Co., Inc.
              3.28% due 07/11/05..............................      20,601
  21,600    Merrill Lynch & Co., Inc.
              3.734% due 09/21/05.............................      21,616
  43,000    Nationwide Building Society, Inc.
              3.20% due 07/22/05 @............................      43,002
  21,500    Northern Rock PLC
              3.17% due 08/12/05..............................      21,420
  43,000    SLM Corp.
              3.49% due 08/15/05..............................      43,006
  46,000    Wells Fargo & Co.
              3.45% due 03/03/06..............................      46,041
                                                                ----------
                                                                   625,329
                                                                ----------
            Total corporate notes
              (cost $625,329).................................  $  625,329
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,684,954) -- 106.1%...............   1,684,954
            OTHER ASSETS, LESS LIABILITIES -- (6.1%)..........     (96,155)
                                                                ----------
            NET ASSETS -- 100%................................  $1,588,799
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $129,002 or 8.1% of net assets.

The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 98.0%
            AEROSPACE & DEFENSE -- 0.1%
      41    SiRF Technology Holdings, Inc. *..................  $      730
                                                                ----------
            BANKS -- 2.4%
     223    Amcore Financial, Inc. ...........................       6,676
     292    CapitalSource, Inc. *+............................       5,731
     177    IndyMac Bancorp, Inc. +...........................       7,224
     247    Signature Bank *..................................       6,027
                                                                ----------
                                                                    25,658
                                                                ----------
            BUSINESS SERVICES -- 5.0%
     207    Corporate Executive Board Co. ....................      16,244
     770    DiamondCluster International, Inc. *..............       8,697
     256    Lamar Advertising Co., Class A *..................      10,932
     307    Monster Worldwide, Inc. *.........................       8,792
     159    Navigant Consulting, Inc. *.......................       2,816
   1,380    Opsware, Inc. *+..................................       7,067
                                                                ----------
                                                                    54,548
                                                                ----------
            CHEMICALS -- 0.6%
     163    Cytec Industries, Inc. ...........................       6,482
                                                                ----------
            COMMUNICATIONS -- 4.6%
     598    American Tower Corp., Class A *+..................      12,578
     566    AudioCodes Ltd. *+................................       5,631
   1,029    Crown Castle International Corp. *................      20,918
      52    NeuStar, Inc. *...................................       1,324
   1,134    Ubiquitel, Inc. *.................................       9,254
                                                                ----------
                                                                    49,705
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 1.9%
     659    Insight Enterprises, Inc. *.......................      13,303
     417    VeriFone Holdings, Inc. *.........................       6,773
                                                                ----------
                                                                    20,076
                                                                ----------
            CONSTRUCTION -- 3.2%
   2,205    Corp. Geo Sa de C.V., Class B *...................       5,549
     144    Jacobs Engineering Group, Inc. *..................       8,096
     113    Standard-Pacific Corp. ...........................       9,942
     221    Washington Group International, Inc. *............      11,287
                                                                ----------
                                                                    34,874
                                                                ----------
            CONSUMER DURABLES -- 1.9%
      95    Eagle Materials, Inc. +...........................       8,751
     142    Knight Transportation, Inc. ......................       3,460
     365    Tempur-Pedic International, Inc. *+...............       8,102
                                                                ----------
                                                                    20,313
                                                                ----------
            CONSUMER NON-DURABLES -- 2.9%
     304    Endo Pharmaceuticals Holdings, Inc. *.............       7,985
     675    Men's Wearhouse, Inc. *...........................      23,245
                                                                ----------
                                                                    31,230
                                                                ----------
            DRUGS -- 7.3%
     665    Abgenix, Inc. *+..................................       5,706
     960    Alkermes, Inc. *..................................      12,693
     413    AtheroGenics, Inc. *+.............................       6,602
     569    Human Genome Sciences, Inc. *.....................       6,587

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            DRUGS -- (CONTINUED)
     517    Impax Laboratories, Inc. *+.......................  $    8,117
     334    Medicines Co. (The) *+............................       7,814
     372    NPS Pharmaceuticals, Inc. *+......................       4,218
     195    OSI Pharmaceuticals, Inc. *.......................       7,949
     408    Salix Pharmaceuticals Ltd. *......................       7,212
     178    Schwarz Pharma AG +B..............................       8,102
     271    Vertex Pharmaceuticals, Inc. *....................       4,560
                                                                ----------
                                                                    79,560
                                                                ----------
            EDUCATION -- 1.0%
     125    Education Management Corp. *......................       4,216
      63    Strayer Education, Inc. ..........................       5,394
      36    Universal Technical Institute, Inc. *.............       1,206
                                                                ----------
                                                                    10,816
                                                                ----------
            ELECTRICAL EQUIPMENT -- 1.8%
     125    Itron, Inc. *.....................................       5,567
   5,456    Techtronic Industries Co. B.......................      13,750
                                                                ----------
                                                                    19,317
                                                                ----------
            ELECTRONICS -- 5.0%
     196    Aeroflex, Inc. *..................................       1,647
     860    Evergreen Solar, Inc. *+..........................       5,529
     535    FuelCell Energy, Inc. *+..........................       5,460
     935    MEMC Electronic Materials, Inc. *.................      14,745
     483    Microsemi Corp. *.................................       9,073
     376    Moog, Inc. *......................................      11,851
     348    Semtech Corp. *...................................       5,791
                                                                ----------
                                                                    54,096
                                                                ----------
            ENERGY & SERVICES -- 7.1%
     285    Arch Coal, Inc. +.................................      15,532
     304    Cabot Oil & Gas Corp. ............................      10,546
     176    Cheniere Energy, Inc. *+..........................       5,476
   1,043    ERG S.p.A. B......................................      20,153
     439    Range Resources Corp. ............................      11,822
     948    Singapore Petroleum Co., Ltd. B...................       2,786
     392    Stolt Offshore S.A. *B............................       3,553
     784    Stolt Offshore S.A. @B............................       7,106
                                                                ----------
                                                                    76,974
                                                                ----------
            EXCHANGE TRADED FUNDS -- 1.2%
     130    Oil Service HOLDRs Trust +........................      13,284
                                                                ----------
            FINANCIAL SERVICES -- 3.3%
     142    Affiliated Managers Group, Inc. *+................       9,710
   3,310    Melco International Development B.................       3,953
     299    Nasdaq Stock Market, Inc. (The) *+................       5,636
     285    Nuveen Investments, Inc. .........................      10,728
     397    OptionXpress Holdings, Inc. +.....................       6,034
                                                                ----------
                                                                    36,061
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 1.7%
     510    Hercules, Inc. *..................................       7,214
     351    Peet's Coffee & Tea, Inc. *.......................      11,611
                                                                ----------
                                                                    18,825
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            HEALTH SERVICES -- 2.0%
     192    Covance, Inc. *...................................  $    8,618
     556    Symbion, Inc. *...................................      13,257
                                                                ----------
                                                                    21,875
                                                                ----------
            HOTELS & GAMING -- 1.7%
   1,982    La Quinta Corp. *+................................      18,492
                                                                ----------
            INSURANCE -- 2.5%
     781    Admiral Group PLC B...............................       5,199
     538    American Equity Investment Life Holding Co. +.....       6,396
     339    Arch Capital Group Ltd. *.........................      15,254
      16    ProAssurance Corp. *..............................         651
                                                                ----------
                                                                    27,500
                                                                ----------
            MACHINERY -- 0.8%
     363    Stewart & Stevenson Services, Inc. ...............       8,230
                                                                ----------
            MEDIA & ENTERTAINMENT -- 2.5%
   2,931    APN News & Media Ltd. +B..........................      11,434
     191    Central European Media Enterprises Ltd. *.........       9,239
     196    WMS Industries, Inc. *+...........................       6,608
                                                                ----------
                                                                    27,281
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.0%
     140    Advanced Neuromodulation Systems, Inc. *..........       5,571
     176    Hologic, Inc. *...................................       6,996
     247    Respironics, Inc. *...............................       8,932
                                                                ----------
                                                                    21,499
                                                                ----------
            METALS, MINERALS & MINING -- 0.5%
     260    Century Aluminum Co. *............................       5,308
                                                                ----------
            REAL ESTATE -- 3.1%
     455    CB Richard Ellis Group, Inc. *....................      19,976
     224    Pirelli & C. Real Estate S.p.A. B.................      13,427
                                                                ----------
                                                                    33,403
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 4.6%
     340    Advisory Board Co. (The) *........................      16,565
     543    Amylin Pharmaceuticals, Inc. *+...................      11,372
     663    Exelixis, Inc. *..................................       4,929
     305    ICOS Corp. *......................................       6,458
     229    Pharmaceutical Product Development, Inc. *........      10,732
                                                                ----------
                                                                    50,056
                                                                ----------
            RETAIL -- 13.9%
     172    AC Moore Arts & Crafts, Inc. *....................       5,444
     212    Advance Auto Parts, Inc. *........................      13,665
     277    Aeropostale, Inc. *...............................       9,321
     301    DSW, Inc. *.......................................       7,510
     213    Dick's Sporting Goods, Inc. *+....................       8,219
     281    Electronics Boutique Holdings Corp. *.............      17,828
     563    GameStop Corp. *+.................................      18,422
   1,925    Geox S.p.A. B.....................................      16,018
     254    Landry's Restaurants, Inc. .......................       7,657

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            RETAIL -- (CONTINUED)
     288    RARE Hospitality International, Inc. *............  $    8,772
     198    Red Robin Gourmet Burgers *.......................      12,258
   1,860    Rite Aid Corp. *+.................................       7,777
     311    Urban Outfitters, Inc. *..........................      17,641
                                                                ----------
                                                                   150,532
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 0.6%
     127    Jarden Corp. *....................................       6,853
                                                                ----------
            SOFTWARE & SERVICES -- 10.4%
     170    Cogent, Inc. *....................................       4,849
     137    Emageon, Inc. *...................................       1,925
     313    F5 Networks, Inc. *...............................      14,785
     146    NAVTEQ Corp. *....................................       5,439
   1,186    Red Hat, Inc. *+..................................      15,539
      95    SRA International, Inc., Class A *................       3,285
     713    Salesforce.com, Inc. *............................      14,603
     376    THQ, Inc. *.......................................      11,003
     900    Take-Two Interactive Software, Inc. *.............      22,900
     254    TomTom *+.........................................       5,566
     413    Verint Systems, Inc. *............................      13,271
                                                                ----------
                                                                   113,165
                                                                ----------
            TRANSPORTATION -- 1.7%
     225    Forward Air Corp. ................................       6,347
     386    Gol-Linhas Aereas Inteligentes S.A., ADR +........      11,594
                                                                ----------
                                                                    17,941
                                                                ----------
            UTILITIES -- 0.7%
     146    Stericycle, Inc. *................................       7,362
                                                                ----------
            Total common stocks
              (cost $879,451).................................  $1,062,046
                                                                ----------
SHORT-TERM SECURITIES -- 19.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 16.1%
 174,214    Boston Global Investment Trust....................  $  174,214
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 3.1%
 $ 7,678    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $    7,678
   3,914    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................       3,914
   3,914    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................       3,914
   1,597    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       1,597

The accompanying notes are an integral part of this financial statement.

 HARTFORD SMALL COMPANY HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- (CONTINUED)
 $16,862    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................  $   16,862
                                                                ----------
                                                                    33,965
                                                                ----------
            Total short-term securities
              (cost $208,179).................................  $  208,179
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,087,630) O -- 117.2%.............   1,270,225
            OTHER ASSETS, LESS LIABILITIES -- (17.2%).........    (186,732)
                                                                ----------
            NET ASSETS -- 100%................................  $1,083,493
                                                                ==========

Note: Market value of investments in foreign securities represents 11.9% of total net assets as of June 30, 2005.
  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $7,106 or 0.7% of net assets.

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $105,481, which represents 9.7% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $1,091,781 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $204,117
      Unrealized depreciation........................   (25,673)
                                                       --------
      Net unrealized appreciation....................  $178,444
                                                       ========

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
EURO                                              Buy             $ 154           $  154          7/1/2005              $--
EURO                                              Buy               769              768          7/1/2005                1
EURO                                              Buy             2,725            2,726          7/5/2005               (1)
Hong Kong Dollar                                  Buy               195              195          7/5/2005               --
Singapore Dollar                                  Buy                80               80          7/5/2005               --
Singapore Dollar                                  Buy               747              748          7/1/2005               (1)
Singapore Dollar                                  Buy             1,277            1,275          7/1/2005                2
                                                                                                                        ---
                                                                                                                        $ 1
                                                                                                                        ===

The accompanying notes are an integral part of this financial statement.

 HARTFORD STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 97.7%
            BANKS -- 10.2%
   2,779    Bank of America Corp. +...........................  $  126,737
   3,698    Citigroup, Inc. ..................................     170,977
   1,535    Credit Suisse Group, ADR +........................      60,096
   4,127    MBNA Corp. .......................................     107,954
       5    Mitsubishi Tokyo Financial Group, Inc. B..........      45,183
   1,904    State Street Corp. ...............................      91,887
                                                                ----------
                                                                   602,834
                                                                ----------
            BUSINESS SERVICES -- 1.1%
   2,768    Accenture Ltd. *..................................      62,748
                                                                ----------
            CHEMICALS -- 1.2%
   1,312    Dow Chemical Co. (The)............................      58,437
     306    du Pont (E.I.) de Nemours & Co. ..................      13,165
                                                                ----------
                                                                    71,602
                                                                ----------
            COMMUNICATIONS -- 5.5%
   4,527    AT&T Corp. .......................................      86,186
   4,571    Motorola, Inc. ...................................      83,463
     403    Research in Motion Ltd. *.........................      29,714
   2,556    Sprint Corp.-FON Group +..........................      64,138
   1,846    XM Satellite Radio Holdings, Inc. *+..............      62,123
                                                                ----------
                                                                   325,624
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.8%
     877    3M Co. +..........................................      63,400
   1,959    EMC Corp. *.......................................      26,851
   1,902    Hewlett-Packard Co. ..............................      44,725
     383    International Business Machines Corp. ............      28,433
                                                                ----------
                                                                   163,409
                                                                ----------
            CONSUMER NON-DURABLES -- 2.5%
   2,846    Procter & Gamble Co. (The) +......................     150,121
                                                                ----------
            DRUGS -- 12.6%
   1,688    Abbott Laboratories...............................      82,724
   2,108    Amgen, Inc. *.....................................     127,474
     486    AstraZeneca PLC B.................................      20,022
     556    AstraZeneca PLC, ADR +............................      22,920
   2,118    Eli Lilly & Co. +.................................     118,010
     435    Forest Laboratories, Inc. *+......................      16,908
     465    Genzyme Corp. *...................................      27,930
     568    Gilead Sciences, Inc. *...........................      24,969
   4,934    Pfizer, Inc. .....................................     136,093
     480    Roche Holdings AG B...............................      60,603
   2,058    Sanofi-Synthelabo S.A., ADR +.....................      84,341
     949    Schering-Plough Corp. ............................      18,080
                                                                ----------
                                                                   740,074
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.3%
     347    KLA -- Tencor Corp. +.............................      15,142
                                                                ----------
            ELECTRONICS -- 8.1%
   7,335    Cisco Systems, Inc. *.............................     140,172
   5,835    General Electric Co. +............................     202,197
   2,875    Intel Corp. ......................................      74,933
     129    Samsung Electronics Co., Ltd. B...................      61,163
                                                                ----------
                                                                   478,465
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            ENERGY & SERVICES -- 8.2%
     386    Chevron Corp. ....................................  $   21,587
   1,415    ConocoPhillips....................................      81,348
     261    Devon Energy Corp. ...............................      13,243
   2,466    ExxonMobil Corp. .................................     141,715
     328    GlobalSantaFe Corp. ..............................      13,370
     409    Occidental Petroleum Corp. .......................      31,441
   1,642    Schlumberger Ltd. +...............................     124,716
     146    Suncor Energy, Inc. +.............................       6,928
     420    Total S.A., ADR +.................................      49,100
                                                                ----------
                                                                   483,448
                                                                ----------
            FINANCIAL SERVICES -- 2.5%
     533    Goldman Sachs Group, Inc. ........................      54,356
     410    Orix Corp. B......................................      61,251
   5,592    UniCredito Italiano S.p.A. B......................      29,483
                                                                ----------
                                                                   145,090
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.7%
   2,690    Coca-Cola Co. (The)...............................     112,308
   1,153    General Mills, Inc. +.............................      53,935
   2,106    PepsiCo., Inc. ...................................     113,593
                                                                ----------
                                                                   279,836
                                                                ----------
            HOTELS & GAMING -- 0.2%
     207    Starwood Hotels & Resorts Worldwide, Inc. ........      12,112
                                                                ----------
            INSURANCE -- 5.2%
   3,489    American International Group, Inc. ...............     202,717
     650    Marsh & McLennan Cos., Inc. ......................      18,002
   1,806    St. Paul Travelers Cos., Inc. (The)...............      71,377
     213    WellPoint, Inc. *.................................      14,840
                                                                ----------
                                                                   306,936
                                                                ----------
            MACHINERY -- 4.1%
   3,408    Applied Materials, Inc. ..........................      55,143
   1,234    Caterpillar, Inc. +...............................     117,574
     647    Deere & Co. ......................................      42,385
     381    Ingersoll Rand Co., Ltd. .........................      27,163
                                                                ----------
                                                                   242,265
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.5%
   8,029    Time Warner, Inc. *+..............................     134,160
   1,577    Viacom, Inc., Class B.............................      50,499
     839    Walt Disney Co. (The).............................      21,136
                                                                ----------
                                                                   205,795
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.4%
   1,100    BHP Billiton Ltd., ADR +..........................      30,030
   2,121    Medtronic, Inc. ..................................     109,862
                                                                ----------
                                                                   139,892
                                                                ----------
            METALS, MINERALS & MINING -- 2.6%
   2,341    Alcoa, Inc. ......................................      61,157
     700    Illinois Tool Works, Inc. ........................      55,768
   1,112    Rio Tinto PLC B...................................      33,866
                                                                ----------
                                                                   150,791
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.4%
     523    General Growth Properties, Inc. +.................      21,497
                                                                ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD STOCK HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- 6.1%
   1,560    Costco Wholesale Corp. ...........................  $   69,906
     227    Dollar General Corp. .............................       4,618
     936    Federated Department Stores, Inc. +...............      68,568
   3,015    Gap, Inc. (The)...................................      59,550
   3,047    Home Depot, Inc. (The)............................     118,524
     163    Target Corp. .....................................       8,880
     581    Wal-Mart Stores, Inc. ............................      27,980
                                                                ----------
                                                                   358,026
                                                                ----------
            SOFTWARE & SERVICES -- 6.8%
     559    Electronic Arts, Inc. *...........................      31,662
   1,889    First Data Corp. .................................      75,820
   9,389    Microsoft Corp. ..................................     233,213
   1,649    Yahoo!, Inc. *....................................      57,152
                                                                ----------
                                                                   397,847
                                                                ----------
            TRANSPORTATION -- 5.2%
     989    Boeing Co. (The)..................................      65,241
     980    Carnival Corp. +..................................      53,464
     140    FedEx Corp. ......................................      11,366
     669    Lockheed Martin Corp. ............................      43,424
   1,600    Toyota Motor Corp. B..............................      57,079
   1,530    United Technologies Corp. ........................      78,571
                                                                ----------
                                                                   309,145
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.2%
   1,191    Federal National Mortgage Association.............      69,578
                                                                ----------
            UTILITIES -- 0.3%
     252    Exelon Corp. .....................................      12,945
     639    Williams Cos., Inc. (The).........................      12,148
                                                                ----------
                                                                    25,093
                                                                ----------
            Total common stocks
              (cost $5,510,475)...............................  $5,757,370
                                                                ----------
SHORT-TERM SECURITIES -- 5.4%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 5.3%
 315,065    BNY Institutional Cash Reserves Fund..............  $  315,065
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.1%
$    785    Bank of America Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................  $      785

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
            REPURCHASE AGREEMENT -- (CONTINUED)
$    400    Deutsche Bank Securities Tri-Party Joint
              Repurchase Agreement (See Note 2(d))
              3.40% due 07/01/05..............................  $      400
     400    J.P. Morgan Chase Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.43% due 07/01/05..............................         400
     163    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................         163
   1,724    UBS Securities Tri-Party Joint Repurchase
              Agreement (See Note 2(d))
              3.45% due 07/01/05..............................       1,724
                                                                ----------
                                                                     3,472
                                                                ----------
            Total short-term securities
              (cost $318,537).................................  $  318,537
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $5,829,012) O -- 103.1%.............   6,075,907
            OTHER ASSETS, LESS LIABILITIES -- (3.1%)..........    (183,866)
                                                                ----------
            NET ASSETS -- 100%................................  $5,892,041
                                                                ==========

Note: Market value of investments in foreign securities represents 10.0% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $368,650, which represents 6.3% of the total net assets.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $5,836,347 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 505,834
      Unrealized depreciation.......................   (266,274)
                                                      ---------
      Net unrealized appreciation...................  $ 239,560
                                                      =========

  ++ The Fund had S&P Emini September 2005 Futures contracts open as of June 30, 2005. These contracts had a value of $109,388 as of June 30, 2005.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Japanese Yen                                      Buy             $2,247          $2,267          7/1/2005              $(20)
Swiss Franc                                      Sell             1,738            1,737          7/5/2005                (1)
                                                                                                                        ----
                                                                                                                        $(21)
                                                                                                                        ====

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.4%
             FINANCIAL SERVICES -- 10.4%
$    2,055   AQ Finance CEB Trust,
               Series 2003-CE1A, Class Note @
               8.314% due 08/25/33.............................  $    2,034
     7,107   American Express Credit Account Master Trust,
               Series 2004-C, Class C @
               3.59% due 02/15/12..............................       7,129
       599   Asset Backed Funding Corp. NIM Trust, Series
               2004-OPT1, Class N1 @
               4.55% due 12/26/33..............................         596
     2,695   Banc of America Commercial Mortgage, Inc., Series
               2004-1, Class A3
               4.429% due 11/10/39.............................       2,690
     4,200   Bank One Issuance Trust, Series 2003-C3, Class C3
               4.77% due 02/16/16..............................       4,228
     2,561   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2003-T12, Class A1
               2.96% due 08/13/39..............................       2,494
     3,762   CS First Boston Mortgage Securities Corp., Series
               2003-C3, Class A1
               2.079% due 05/15/38.............................       3,635
     1,835   CS First Boston Mortgage Securities Corp., Series
               2005-C3, Class A2
               4.512% due 07/15/37.............................       1,842
     1,834   CS First Boston Mortgage Securities Corp., Series
               2005-C3, Class A4
               4.686% due 07/15/37.............................       1,847
     4,000   California Infrastructure & Economic Development
               Bank Pacific Gas and Electric Co., Series
               1997-1, Class A8
               6.48% due 12/26/09..............................       4,183
     3,497   California Infrastructure & Economic Development
               Bank Special Purpose Trust SCE 1, Series 1997-1,
               Class A7
               6.38% due 09/25/08..............................       3,560
     5,040   Capital One Multi-Asset Execution Trust, Series
               2003-B2, Class B3
               3.50% due 02/17/09..............................       5,017
     8,240   Chase Credit Card Master Trust, Series 2001-4,
               Class A
               5.50% due 11/17/08..............................       8,376
    12,560   Citibank Credit Card Issuance Trust, Series
               2003-C4, Class C4
               5.00% due 06/10/15..............................      12,794
     8,050   Citigroup Commercial Mortgage Trust, Series
               2004-C1, Class A3
               5.251% due 04/15/40.............................       8,390
     3,350   Connecticut RRB Special Purposes Trust CL&P,
               Series 2001-1, Class A5
               6.21% due 12/30/11..............................       3,642
     4,408   Conseco Finance Securitizations Corp., Series
               2000-6, Class B2
               5.79% due 05/01/33..............................       4,445

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$    1,753   Countrywide Asset-Backed Certificates, Series
               2005-1, Class MF1
               5.456% due 05/25/35.............................  $    1,785
    10,000   Fleet Credit Card Master Trust II, Series 2000-C,
               Class A
               7.02% due 02/15/08..............................      10,045
    15,300   GE Capital Commercial Mortgage Corp., Series
               2003-C1, Class A3
               4.371% due 01/10/38.............................      15,295
    15,000   GE Capital Commercial Mortgage Corp., Series
               2004-C2, Class A2
               4.119% due 01/10/11.............................      14,878
    15,300   GE Capital Commercial Mortgage Corp., Series
               2005-C2, Class A2
               4.706% due 05/10/43.............................      15,536
     9,655   GS Mortgage Securities Corp. II, Series 2004-GG2,
               Class A3
               4.602% due 08/01/38.............................       9,770
    18,290   GS Mortgage Securities Corp. II, Series 2005-GG4,
               Class B
               4.841% due 07/10/39.............................      18,402
     2,254   Green Tree Financial Corp., Series 1997-2, Class
               A6
               7.24% due 06/15/28..............................       2,420
     1,812   Green Tree Financial Corp., Series 1998-6, Class
               A6
               6.27% due 07/01/21..............................       1,835
     7,880   Harley-Davidson Motorcycle Trust, Series 2003-2,
               Class A2
               2.07% due 02/15/11..............................       7,692
     5,500   Herd Trust, Series 2005-1 @
               7.00% due 09/27/34..............................       5,500
       329   Home Equity Asset Trust, Series 2003-7N, Class A @
               5.25% due 04/27/34..............................         328
        --   Illinois Power Special Purpose Trust, Series
               1998-1, Class A5 @@
               5.38% due 06/25/07..............................          --
    10,000   JP Morgan Chase Commercial Mortgage Securities
               Corp., Series 2005-LDP1, Class A3
               4.865% due 03/15/46.............................      10,243
    11,736   JP Morgan Chase Commercial Mortgage Securities
               Corp., Series 2005-LDP2, Class C
               4.911% due 07/15/42.............................      11,853
     6,546   JP Morgan Chase Commercial Mortgage Securities
               Corp., Series 2005-LD2, Class D
               4.941% due 07/15/42.............................       6,611
     8,593   LB-UBS Commercial Mortgage Trust, Series 2003-C1,
               Class A1
               2.72% due 03/15/27..............................       8,391
     9,685   LB-UBS Commercial Mortgage Trust, Series 2003-C7,
               Class A1
               3.334% due 09/15/27.............................       9,513

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)
$   17,000   LB-UBS Commercial Mortgage Trust, Series 2004-C8,
               Class A6
               4.799% due 12/15/29.............................  $   17,317
     4,842   Long Beach Asset Holding Corp., Series 2005-1,
               Class N1 @
               4.115% due 02/25/35.............................       4,840
     1,834   Merrill Lynch Mortgage Trust, Series 2005-MCP1,
               Class A2
               4.556% due 05/12/43.............................       1,853
     1,834   Merrill Lynch Mortgage Trust, Series 2005-MCP1,
               Class A4
               4.747% due 05/12/43.............................       1,859
     4,010   Morgan Stanley Auto Loan Trust, Series 2004-HB2,
               Class E @
               5.00% due 03/15/12..............................       3,976
     6,835   Morgan Stanley Capital I, Series 1997-RR, Class
               D @
               7.577% due 04/30/39.............................       7,264
       385   Morgan Stanley Capital I,
               Series 1999-WF1, Class A1
               5.91% due 04/15/08..............................         388
     1,671   Morgan Stanley Dean Witter Capital I, Series
               2001-IQA, Class A1
               4.57% due 12/18/32..............................       1,671
     7,100   Navistar Financial Corp. Owner Trust, Series
               2004-B, Class A4
               3.53% due 10/15/12..............................       6,978
     4,740   PG&E Energy Recovery Funding LLC, Series 2005-1,
               Class A2
               3.87% due 06/25/11..............................       4,737
     4,522   Park Place Securities, Inc.,
               Series 2004-WCW1, Class A2
               3.694% due 09/25/34.............................       4,543
     8,350   Peco Energy Transition Trust,
               Series 1999-A, Class A7
               6.13% due 03/01/09..............................       8,774
     3,775   Popular ABS Mortgage Pass-Through Trust, Series
               2004-5, Class AF6
               4.747% due 12/25/34.............................       3,756
     3,180   Popular ABS Mortgage Pass-Through Trust, Series
               2005-2, Class M1
               5.417% due 04/25/35.............................       3,224
     6,625   Providian Gateway Master Trust, Series 2004-DA,
               Class A @
               3.35% due 09/15/11..............................       6,509
     8,150   Providian Gateway Master Trust, Series 2004-FA,
               Class B @
               3.80% due 11/15/11..............................       8,109
     4,670   Renaissance Home Equity Loan Trust, Series 2005-1,
               Class M1
               5.357% due 05/25/35.............................       4,715
    11,410   Residential Asset Mortgage Prodcuts, Inc., Series
               2004-RS9, Class AII2
               3.654% due 05/25/35.............................      11,468

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$    3,250   Residential Asset Mortgage Products, Inc., Series
               2004-RS8, Class A16
               4.98% due 08/25/34..............................  $    3,313
     1,217   Soundview Home Equity Loan Trust, Series 2000-1,
               Class M1
               8.64% due 05/25/30..............................       1,233
    17,335   Standard Credit Card Master Trust, Series 1995-9,
               Class A
               6.55% due 10/07/07..............................      17,466
     5,681   Structured Asset Securities, Corp. Series
               2005-RMS1, Class A1
               3.18% due 02/25/35..............................       5,681
     8,050   Wachovia Bank Commercial Mortgage Trust, Series
               2004-C11, Class A3
               4.719% due 01/15/41.............................       8,162
    17,990   Wachovia Bank Commercial Mortgage Trust, Series
               2005-C18, Series A3
               4.79% due 04/15/42..............................      18,319
     1,835   Wachovia Bank Commercial Mortgage Trust, Series
               2005-C19, Class A2
               4.515% due 05/15/44.............................       1,847
     1,828   Wachovia Bank Commercial Mortgage Trust, Series
               2005-C19, Class A6
               4.698% due 05/15/44.............................       1,846
                                                                 ----------
                                                                    386,847
                                                                 ----------
             Total collateralized mortgage obligations (cost
               $388,191).......................................  $  386,847
                                                                 ----------
CONVERTIBLE BONDS -- 0.7%
             ENERGY & SERVICES -- 0.5%
$    6,600   Schlumberger Ltd. +
               2.125% due 06/01/23.............................  $    7,409
    10,980   Transocean, Inc.
               1.46% due 05/15/21..............................      11,049
                                                                 ----------
                                                                     18,458
                                                                 ----------
             UTILITIES -- 0.2%
     5,685   Empresa Nacional de Electricidad S.A. +
               8.625% due 08/01/15.............................       6,794
                                                                 ----------
             Total convertible bonds
               (cost $24,770)..................................  $   25,252
                                                                 ----------
  SHARES
----------
CONVERTIBLE PREFERRED STOCKS -- 0.8%
             BANKS -- 0.3%
       384   HSBC USA, Inc. *..................................  $    9,531
             FINANCIAL SERVICES -- 0.2%
       367   Goldman Sachs Group, Inc. *.......................       9,146
             INSURANCE -- 0.3%
       514   Metlife, Inc. *...................................      12,943
                                                                 ----------
             Total convertible preferred stocks
               (cost $31,625)..................................  $   31,620
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT I
----------
CORPORATE NOTES: INVESTMENT GRADE -- 33.2%
             AEROSPACE & DEFENSE -- 0.3%
$    4,457   Raytheon Co.
               4.50% due 11/15/07..............................  $    4,469
     3,825   Raytheon Co.
               6.55% due 03/15/10..............................       4,142
     3,655   Raytheon Co.
               8.30% due 03/01/10..............................       4,236
                                                                 ----------
                                                                     12,847
                                                                 ----------
             APPAREL & TEXTILE -- 0.0%
     1,600   Nine West Group, Inc.
               8.375% due 08/15/05.............................       1,606
                                                                 ----------
             BANKS -- 3.9%
     4,980   Abbey National PLC
               6.69% due 10/17/05..............................       5,022
     4,460   Abbey National PLC
               6.70% due 06/29/49..............................       4,719
       100   Abbey National PLC
               7.35% due 10/29/49..............................         104
     8,330   American General Finance Corp.
               3.875% due 10/01/09.............................       8,136
        75   American Savings Bank @
               6.625% due 02/15/06.............................          76
        50   Associates Corp. of North America
               8.15% due 08/01/09..............................          57
       125   Bank United Corp.
               8.00% due 03/15/09..............................         140
       200   Bank of New York Institutional Capital Trust A @
               7.78% due 12/01/26..............................         215
       150   Bankboston Capital Trust
               3.97% due 06/08/28..............................         145
       200   Barclays Bank PLC @
               8.55% due 09/29/49..............................         241
       175   Barnett Capital I
               8.06% due 12/01/26..............................         189
     6,500   CIT Group, Inc. +
               4.00% due 05/08/08..............................       6,453
     5,740   CIT Group, Inc.
               4.125% due 11/03/09.............................       5,676
        50   CIT Group, Inc. +
               7.625% due 08/16/05.............................          50
     8,010   Capital One Bank
               6.50% due 06/13/13..............................       8,813
       350   Capital One Financial Corp.
               7.25% due 05/01/06..............................         359
       250   Centura Capital Trust I  @##
               8.845% due 06/01/27.............................         279
       105   First Empire Capital Trust I
               8.234% due 02/01/27.............................         113
     2,490   Ford Motor Credit Co. +
               5.70% due 01/15/10..............................       2,297
    11,775   Ford Motor Credit Co. +
               7.00% due 10/01/13..............................      11,298
     7,000   Ford Motor Credit Co.
               7.375% due 02/01/11.............................       6,819

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             BANKS -- (CONTINUED)
$      160   General Electric Capital Corp.
               5.875% due 02/15/12.............................  $      173
       100   General Electric Capital Corp.
               6.00% due 06/15/12..............................         109
       100   Golden State Bankcorp, Inc.
               10.00% due 10/01/06.............................         107
        75   HSBC Capital Funding LP @
               4.61% due 12/29/49..............................          73
 EUR   150   Landesbank Baden-Wuerttemberg Girozentrale
               3.25% due 05/08/08..............................         186
    12,375   Manufacturers & Traders Trust Co.
               3.085% due 06/20/06.............................      12,379
     9,500   Morgan (J.P.) Chase & Co. +
               5.125% due 09/15/14.............................       9,718
     8,450   Morgan (J.P.) Chase & Co.
               5.25% due 05/01/15..............................       8,732
     7,550   Morgan (J.P.) Chase & Co. +
               7.875% due 06/15/10.............................       8,704
       130   NBD Bank N.A.
               8.25% due 11/01/24..............................         178
     6,391   National Rural Utilities Cooperative Finance Corp.
               3.00% due 02/15/06..............................       6,362
       100   National Westminister Bank PLC
               3.313% due 08/01/49.............................          90
       150   PNC Capital Trust
               3.90% due 06/01/28..............................         141
     4,200   PNC Funding Corp.
               7.50% due 11/01/09..............................       4,712
        75   RBS Capital Trust I
               4.709% due 12/31/49.............................          74
     8,300   Rabobank Capital Funding Trust @
               5.254% due 12/31/49.............................       8,514
    16,445   Residential Capital Corp. @
               6.375% due 06/30/10.............................      16,524
       120   Spintab AB @
               7.50% due 08/14/49..............................         124
     3,995   SunTrust Banks, Inc.
               6.00% due 02/15/26..............................       4,494
       300   UBS Preferred Funding Trust I
               8.622% due 12/29/49.............................         356
     3,780   Wachovia Corp.
               7.55% due 08/18/05..............................       3,798
        75   Washington Mutual, Inc.
               8.25% due 04/01/10..............................          86
                                                                 ----------
                                                                    146,835
                                                                 ----------
             CHEMICALS -- 0.5%
     2,976   Dow Chemical Co. (The)
               7.00% due 08/15/05..............................       2,987
     7,800   ICI Wilmington, Inc.
               4.375% due 12/01/08.............................       7,741
     6,750   Lubrizol Corp.
               5.50% due 10/01/14..............................       6,961
                                                                 ----------
                                                                     17,689
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             COMMUNICATIONS -- 1.7%
$   12,600   AT&T Wireless Services, Inc.
               8.75% due 03/01/31..............................  $   17,661
     3,125   BellSouth Corp.
               6.00% due 11/15/34..............................       3,323
        75   British Telecommunications PLC
               7.875% due 12/15/05.............................          76
       175   Comsat Corp.
               8.66% due 11/30/06..............................         185
     5,690   Deutsche Telekom International Finance BV +
               8.50% due 06/15/10..............................       6,594
       150   GTE Corp. +
               6.94% due 04/15/28..............................         173
       165   GTE Corp.
               8.75% due 11/01/21..............................         217
     6,775   Motorola, Inc. +
               8.00% due 11/01/11..............................       7,987
     9,400   SBC Communications, Inc. +
               6.15% due 09/15/34..............................      10,182
     5,955   TELUS Corp.
               8.00% due 06/01/11..............................       6,964
       350   Telecorp PCS, Inc.
               10.625% due 07/15/10............................         370
     4,990   Telefonica Europe BV
               7.35% due 09/15/05..............................       5,023
     1,960   Verizon Global Funding Corp. +
               7.75% due 12/01/30..............................       2,531
     1,500   Verizon Maryland, Inc.
               8.30% due 08/01/31..............................       1,959
       125   Verizon Virginia, Inc.
               4.625% due 03/15/13.............................         123
                                                                 ----------
                                                                     63,368
                                                                 ----------
             CONSTRUCTION -- 0.5%
       125   MDC Holdings, Inc.
               5.50% due 05/15/13..............................         128
    17,470   Pulte Homes, Inc. +
               6.00% due 02/15/35..............................      16,997
                                                                 ----------
                                                                     17,125
                                                                 ----------
             CONSUMER DURABLES -- 0.2%
     3,570   Masco Corp.
               4.80% due 06/15/15..............................       3,548
     3,210   Masco Corp.
               7.125% due 08/15/13.............................       3,717
                                                                 ----------
                                                                      7,265
                                                                 ----------
             CONSUMER NON-DURABLES -- 0.0%
       135   Tyco International Group S.A.
               6.75% due 02/15/11..............................         150
                                                                 ----------
             CONSUMER SERVICES -- 0.3%
     9,210   PHH Corp.
               7.125% due 03/01/13.............................      10,216
                                                                 ----------
             DRUGS -- 0.2%
     7,425   Pharmacia Corp.
               6.60% due 12/01/28..............................       9,053
                                                                 ----------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             ELECTRICAL EQUIPMENT -- 0.2%
$    6,000   Rockwell Automation, Inc.
               6.70% due 01/15/28..............................  $    7,397
                                                                 ----------
             ELECTRONICS -- 0.0%
        50   GE Global Insurance Holding Corp.
               7.00% due 02/15/26..............................          54
       100   GE Global Insurance Holding Corp.
               7.50% due 06/15/10..............................         111
                                                                 ----------
                                                                        165
                                                                 ----------
             ENERGY & SERVICES -- 2.2%
     5,370   Army Hawaii Family Housing Trust Certificates @
               5.524% due 06/15/50.............................       5,776
     3,470   EnCana Corp.
               6.30% due 11/01/11..............................       3,783
     6,935   Enterprise Products Operating LP
               4.625% due 10/15/09.............................       6,904
     4,200   Ferrellgas LP o
               6.99% due 08/01/05..............................       4,206
       150   Husky Oil Co.
               7.125% due 11/15/06.............................         156
     5,000   Lasmo USA, Inc.
               7.50% due 06/30/06..............................       5,172
     8,700   Mizuho Financial Group Cayman Ltd. @
               5.79% due 04/15/14..............................       9,151
     6,800   Occidental Petroleum Corp.
               7.375% due 11/15/08.............................       7,480
     4,890   Panhandle Eastern Pipeline
               2.75% due 03/15/07..............................       4,762
     1,060   Pemex Project Funding Master Trust @
               5.75% due 12/15/15..............................       1,055
     8,770   Pioneer Natural Resources Co. +
               5.875% due 07/15/16.............................       8,844
     6,475   Repsol International Finance BV
               7.45% due 07/15/05..............................       6,486
     2,500   Union Oil Co. of California
               9.375% due 02/15/11.............................       3,010
     3,635   Valero Energy Corp.
               7.50% due 04/15/32..............................       4,487
     2,160   Valero Energy Corp.
               8.75% due 06/15/30..............................       2,934
     3,120   XTO Energy, Inc.
               5.00% due 01/31/15..............................       3,113
     3,435   XTO Energy, Inc.
               5.30% due 06/30/15..............................       3,501
                                                                 ----------
                                                                     80,820
                                                                 ----------
             FINANCIAL SERVICES -- 3.0%
    18,030   Amvescap PLC
               4.50% due 12/15/09..............................      18,094
     9,035   AvalonBay Communities, Inc.
               8.25% due 07/15/08..............................      10,027
     9,930   Block Financial Corp.
               5.125% due 10/30/14.............................       9,875
     5,800   Camden Property Trust
               4.375% due 01/15/10.............................       5,722
    10,700   Corporate Property Investors @
               7.875% due 03/15/16.............................      12,829

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             FINANCIAL SERVICES -- (CONTINUED)
$    6,300   Credit Suisse First Boston USA, Inc.
               6.50% due 01/15/12..............................  $    7,002
       175   Cullen/Frost Capital Trust I
               2.86% due 03/01/34..............................         180
     3,800   Duke Realty LP
               5.25% due 01/15/10..............................       3,908
     3,500   ERAC USA Finance Co. @
               5.60% due 05/01/15..............................       3,617
     8,170   ERP Operating LP
               6.584% due 04/13/15.............................       9,144
        50   Goldman Sachs Group LP @
               7.25% due 10/01/05..............................          50
    16,705   Goldman Sachs Group, Inc.
               5.25% due 04/01/13..............................      17,272
        80   Lloyds TSB Bank PLC
               3.875% due 06/29/49.............................          71
     6,575   Merrill Lynch & Co., Inc. +
               4.125% due 09/10/09.............................       6,547
     7,380   Morgan Stanley Dean Witter & Co.
               4.75% due 04/01/14..............................       7,271
       200   Prudential Holdings LLC @
               7.245% due 12/18/23.............................         248
        96   Regional Diversified Funding @
               9.25% due 03/15/30..............................         118
       100   Southern Investments UK PLC
               6.80% due 12/01/06..............................         103
        40   Spieker Properties, Inc.
               8.00% due 07/19/05..............................          40
       200   Yorkshire Power Finance Ltd.
               6.496% due 02/15/08.............................         208
                                                                 ----------
                                                                    112,326
                                                                 ----------
             FOOD, BEVERAGE & TOBACCO -- 1.0%
        45   Altria Group, Inc.
               6.375% due 02/01/06.............................          46
        90   Altria Group, Inc. +
               7.00% due 11/04/13..............................         101
    16,700   Cadbury Schweppes Finance PLC
               5.00% due 06/26/07..............................      16,948
     3,945   ConAgra Foods, Inc.
               7.125% due 10/01/26.............................       4,773
     4,150   Foster's Finance Corp. @
               4.875% due 10/01/14.............................       4,112
    12,100   General Mills, Inc.
               2.625% due 10/24/06.............................      11,855
                                                                 ----------
                                                                     37,835
                                                                 ----------
             FOREIGN GOVERNMENTS -- 6.2%
EUR 58,270   Bundesobligation
               3.50% due 10/10/08..............................      73,352
 CAD   200   Canadian Government Bond
               7.25% due 06/01/07..............................         176
 CAD   200   Canadian Government Bond
               9.00% due 03/01/11..............................         210
 EUR   250   Deutsche Bundesrepublik
               4.50% due 07/04/09..............................         327

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             FOREIGN GOVERNMENTS -- (CONTINUED)
EUR 86,505   France Government Bond OAT
               3.50% due 04/25/15..............................  $  107,798
EUR 24,455   France Government Bond OAT
               4.75% due 04/25/35..............................      35,205
 EUR   200   French Treasury Note
               3.50% due 01/12/08..............................         250
 EUR     1   French Treasury Note
               5.00% due 07/12/05..............................           1
 AUD   300   Italy Government International Bond
               5.875% due 08/14/08.............................         231
     4,600   Mexico Government International Bond
               4.625% due 10/08/08.............................       4,630
     3,200   Mexico Government International Bond
               5.875% due 01/15/14.............................       3,339
       200   Mexico Government International Bond
               7.50% due 04/08/33..............................         230
     5,285   Mexico Government International Bond
               8.125% due 12/30/19.............................       6,487
        70   United Mexican States
               9.875% due 01/15/07.............................          76
                                                                 ----------
                                                                    232,312
                                                                 ----------
             FOREST & PAPER PRODUCTS -- 0.5%
     5,050   Carter Holt Harvey Ltd.
               9.50% due 12/01/24..............................       7,009
    11,520   Weyerhaeuser Co.
               6.75% due 03/15/12..............................      12,675
                                                                 ----------
                                                                     19,684
                                                                 ----------
             HEALTH SERVICES -- 0.2%
       100   ING Capital Funding Trust III
               8.439% due 12/31/49.............................         118
     2,484   Manor Care, Inc.
               6.25% due 05/01/13..............................       2,658
     3,974   Manor Care, Inc.
               7.50% due 06/15/06..............................       4,077
                                                                 ----------
                                                                      6,853
                                                                 ----------
             HOTELS & GAMING -- 0.2%
     5,820   Marriott International, Inc. +
               7.875% due 09/15/09.............................       6,568
                                                                 ----------
             INSURANCE -- 1.9%
       700   Aetna, Inc.
               7.375% due 03/01/06.............................         715
     6,350   Aetna, Inc.
               7.875% due 03/01/11.............................       7,412
     4,700   Anthem, Inc.
               6.80% due 08/01/12..............................       5,303
        75   First American Capital Trust I ##
               8.50% due 04/15/12..............................          86
     5,400   Humana, Inc.
               7.25% due 08/01/06..............................       5,548
     7,400   International Lease Finance Corp.
               5.00% due 04/15/10..............................       7,546
    16,270   Metlife, Inc.
               5.70% due 06/15/35..............................      16,772
     4,798   Prudential Insurance Co. of America @
               6.375% due 07/26/06.............................       4,909

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             INSURANCE -- (CONTINUED)
$      550   Reliastar Financial Corp.
               8.00% due 10/30/06..............................  $      576
     6,800   St. Paul Travelers Cos., Inc. (The)
               8.125% due 04/15/10.............................       7,853
        35   Torchmark Corp.
               7.875% due 05/15/23.............................          45
     2,882   Travelers Property Casualty Corp.
               5.00% due 03/15/13..............................       2,917
        50   URC Holdings Corp. @ ##
               7.875% due 06/30/06.............................          51
     5,865   UnitedHealth Group, Inc.
               4.125% due 08/15/09.............................       5,837
     5,815   WellPoint Health Networks, Inc.
               6.375% due 06/15/06.............................       5,940
                                                                 ----------
                                                                     71,510
                                                                 ----------
             MACHINERY -- 0.2%
     5,550   Fondo LatinoAmericano De Reservas @
               3.00% due 08/01/06..............................       5,501
                                                                 ----------
             MEDIA & ENTERTAINMENT -- 1.8%
     7,300   British Sky Broadcasting PLC
               7.30% due 10/15/06..............................       7,583
    22,725   COX Communications, Inc.
               5.50% due 10/01/15..............................      23,186
       500   Comcast Cable Communications
               8.50% due 05/01/27..............................         670
     1,100   Comcast MO of Delaware, Inc.
               9.50% due 08/01/13..............................       1,157
    10,325   Harrah's Operating Co., Inc.
               5.50% due 07/01/10..............................      10,656
     3,625   News America Holdings, Inc.
               7.70% due 10/30/25..............................       4,388
     4,025   TCI Communications, Inc.
               8.75% due 08/01/15..............................       5,163
     7,975   Tele-Communications-TCI Group, Inc.
               7.875% due 08/01/13.............................       9,492
     5,775   Walt Disney Co. (The) +
               6.375% due 03/01/12.............................       6,386
                                                                 ----------
                                                                     68,681
                                                                 ----------
             METALS, MINERALS & MINING -- 0.9%
    12,140   Falconbridge Ltd.
               7.25% due 07/15/12..............................      13,593
     7,200   Inco Ltd.
               7.75% due 05/15/12..............................       8,385
     7,300   Placer Dome, Inc.
               7.125% due 06/15/07.............................       7,664
     5,125   Vale Overseas Ltd.
               8.25% due 01/17/34..............................       5,638
                                                                 ----------
                                                                     35,280
                                                                 ----------
             REAL ESTATE -- 0.0%
        75   EOP Operating LP
               8.375% due 03/15/06.............................          77
                                                                 ----------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             RETAIL -- 0.4%
$    8,400   Aramark Services, Inc.
               7.10% due 12/01/06..............................  $    8,700
        80   McDonald's Corp.
               7.05% due 11/15/25..............................          83
     4,965   Staples, Inc.
               7.125% due 08/15/07.............................       5,261
                                                                 ----------
                                                                     14,044
                                                                 ----------
             SOFTWARE & SERVICES -- 0.3%
     9,610   Affiliated Computer Services, Inc. +
               5.20% due 06/01/15..............................       9,580
     3,000   Fiserv, Inc.
               3.00% due 06/27/08..............................       2,878
                                                                 ----------
                                                                     12,458
                                                                 ----------
             TRANSPORTATION -- 1.1%
     4,819   American Airlines, Inc.
               6.978% due 04/01/11.............................       4,978
    10,625   DaimlerChrysler NA Holding Corp
               4.875% due 06/15/10.............................      10,576
     3,800   FedEx Corp.
               3.50% due 04/01/09..............................       3,704
    10,090   General Motors Acceptance Corp.
               8.12% due 06/15/15..............................       4,567
     4,930   General Motors Acceptance Corp.
               8.52% due 12/01/12..............................       2,654
     7,895   Ryder System, Inc.
               5.00% due 06/15/12..............................       7,901
     6,773   Textron Financial Corp.
               5.875% due 06/01/07.............................       6,990
                                                                 ----------
                                                                     41,370
                                                                 ----------
             UTILITIES -- 5.5%
        50   AmerenEnergy Generating Co.
               7.75% due 11/01/05..............................          51
     2,940   Buckeye Partners LP
               5.30% due 10/15/14..............................       2,994
     8,530   Carolina Power & Light Co.
               5.125% due 09/15/13.............................       8,806
     6,080   Carolina Power & Light Co.
               6.125% due 09/15/33.............................       6,859
     1,750   Centerior Energy Corp.
               7.13% due 07/01/07..............................       1,843
     9,960   Commonwealth Edison Co. +
               4.70% due 04/15/15..............................      10,003
       125   Consolidated Edison Co. of New York
               7.75% due 06/01/26..............................         132
     8,225   Consolidated Natural Gas Co.
               5.375% due 11/01/06.............................       8,351
     4,000   Consumers Energy Co.
               5.15% due 02/15/17..............................       4,037
     5,190   Consumers Energy Co.
               5.375% due 04/15/13.............................       5,383
     3,875   Detroit Edison Co. (The)
               6.125% due 10/01/10.............................       4,182
        80   Dominion Resources, Inc.
               5.25% due 08/01/33..............................          82

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
CORPORATE NOTES: INVESTMENT GRADE -- (CONTINUED)
             UTILITIES -- (CONTINUED)
$    6,080   Duke Energy Corp.
               3.75% due 03/05/08..............................  $    6,004
     8,600   FPL Group Capital, Inc.
               3.25% due 04/11/06..............................       8,557
     6,720   FirstEnergy Corp.
               6.45% due 11/15/11..............................       7,342
     7,600   Florida Power & Light Co.
               5.65% due 02/01/35..............................       8,310
    10,870   France Telecom S.A.
               8.75% due 03/01/31..............................      15,155
     1,475   Kansas Gas & Electric Co.
               6.20% due 01/15/06..............................       1,492
        91   Kern River Funding Corp. @
               4.893% due 04/30/18.............................          93
    15,960   Kinder Morgan Energy Partners LP
               5.80% due 03/15/35..............................      16,071
       150   Kinder Morgan, Inc.
               6.80% due 03/01/08..............................         158
    11,190   Monongahela Power Co.
               6.70% due 06/15/14..............................      12,743
       150   New England Telephone & Tele Co.
               7.65% due 06/15/07..............................         158
       113   Niagara Mohawk Power Corp.
               7.625% due 10/01/05.............................         114
     5,000   Northern States Power Co.
               2.875% due 08/01/06.............................       4,941
     7,750   Northern States Power Co.
               8.00% due 08/28/12..............................       9,422
     7,300   Pacificorp
               5.45% due 09/15/13..............................       7,722
     3,100   Pacificorp
               6.12% due 01/15/06..............................       3,137
     1,960   Potomac Edison Co. @
               5.35% due 11/15/14..............................       2,041
     4,850   Public Service Co. of Colorado
               4.875% due 03/01/13.............................       4,953
     8,840   Public Service Electric & Gas
               5.25% due 07/01/35..............................       8,921
     3,972   Ras Laffan Liquefied Natural Gas Co., Ltd. @
               3.437% due 09/15/09.............................       3,899
     8,310   TXU Energy Co., LLC
               7.00% due 03/15/13..............................       9,268
     4,150   Texas-New Mexico Power Co.
               6.125% due 06/01/08.............................       4,231
     7,165   Waste Management, Inc.
               7.00% due 10/15/06..............................       7,406
       150   Waste Management, Inc. +
               7.375% due 08/01/10.............................         168

PRINCIPAL                                                          MARKET
 AMOUNT I                                                         VALUE #
----------                                                       ----------
             UTILITIES -- (CONTINUED)
$    1,400   Westar Energy, Inc.
               5.15% due 01/01/17..............................  $    1,425
     3,425   Westar Energy, Inc.
               7.875% due 05/01/07.............................       3,645
                                                                 ----------
                                                                    200,099
                                                                 ----------
             Total corporate notes: investment grade (cost
               $1,218,634).....................................  $1,239,134
                                                                 ----------
PRINCIPAL
  AMOUNT
----------
CORPORATE NOTES: NON-INVESTMENT GRADE -- 5.6%
             CHEMICALS -- 0.0%
$       40   Equister Chemicals LP
               10.125% due 09/01/08............................  $       43
     1,600   Georgia Gulf Corp.
               7.625% due 11/15/05.............................       1,616
                                                                 ----------
                                                                      1,659
                                                                 ----------
             COMMUNICATIONS -- 0.3%
       100   Adelphia Communications Corp. L
               10.875% due 10/01/10............................          87
        45   GTE Hawaiian Telephone Co.
               7.00% due 02/01/06..............................          45
     6,800   Intelsat Ltd.
               6.50% due 11/01/13..............................       5,508
     4,915   L-3 Communications Corp.
               7.625% due 06/15/12.............................       5,234
     2,150   Rogers Cable, Inc.
               6.25% due 06/15/13..............................       2,145
                                                                 ----------
                                                                     13,019
                                                                 ----------
             CONSTRUCTION -- 0.2%
     6,800   Horton (D.R.), Inc. +
               5.625% due 09/15/14.............................       6,790
        75   Horton (D.R.), Inc.
               8.00% due 02/01/09..............................          82
                                                                 ----------
                                                                      6,872
                                                                 ----------
             CONSUMER DURABLES -- 0.0%
        65   Owens-Illinois, Inc. +
               7.50% due 05/15/10..............................          68
                                                                 ----------
             CONSUMER NON-DURABLES -- 0.0%
       490   Xerox Corp.
               9.75% due 01/15/09..............................         557
                                                                 ----------
             ELECTRICAL EQUIPMENT -- 0.2%
     7,550   PerkinElmer, Inc. +
               8.875% due 01/15/13.............................       8,399
                                                                 ----------
             ELECTRONICS -- 0.1%
     4,045   Thomas & Betts Corp.
               7.25% due 06/01/13..............................       4,435
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
CORPORATE NOTES: NON-INVESTMENT GRADE -- (CONTINUED)
             ENERGY & SERVICES -- 0.2%
$    5,925   Amerada Hess Corp. +
               7.30% due 08/15/31..............................  $    7,149
       220   Husky Oil Co.
               8.90% due 08/15/28..............................         243
       200   Newfield Exploration Co.
               7.625% due 03/01/11.............................         219
                                                                 ----------
                                                                      7,611
                                                                 ----------
             FINANCIAL SERVICES -- 0.2%
        75   Host Marriott LP
               9.50% due 01/15/07..............................          80
     7,085   Rouse Co. (The)
               7.20% due 09/15/12..............................       7,635
                                                                 ----------
                                                                      7,715
                                                                 ----------
             FOREST & PAPER PRODUCTS -- 0.7%
     3,470   Abitibi-Consolidated, Inc.
               8.85% due 08/01/30..............................       3,323
     8,340   Domtar, Inc.
               7.875% due 10/15/11.............................       8,819
    12,100   Potlatch Corp.
               12.50% due 12/01/09.............................      15,033
                                                                 ----------
                                                                     27,175
                                                                 ----------
             HEALTH SERVICES -- 0.4%
     4,310   Coventry Health Care, Inc.
               5.875% due 01/15/12.............................       4,385
     6,240   HCA, Inc. +
               6.375% due 01/15/15.............................       6,475
     4,935   HCA, Inc.
               6.95% due 05/01/12..............................       5,244
       250   HCA, Inc.
               7.00% due 07/01/07..............................         260
                                                                 ----------
                                                                     16,364
                                                                 ----------
             INSURANCE -- 0.0%
        75   Americo Life, Inc. @
               7.875% due 05/01/13.............................          80
                                                                 ----------
             MACHINERY -- 0.2%
     5,600   Briggs & Stratton Corp.
               8.875% due 03/15/11.............................       6,398
                                                                 ----------
             MEDIA & ENTERTAINMENT -- 0.3%
     8,180   American Greetings Corp.
               6.10% due 08/01/28..............................       8,436
       100   Comcast Corp.
               10.625% due 07/15/12............................         131
        75   Intrawest Corp.
               7.50% due 10/15/13..............................          77
     3,660   Shaw Communications, Inc.
               8.25% due 04/11/10..............................       4,063
                                                                 ----------
                                                                     12,707
                                                                 ----------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             METALS, MINERALS & MINING -- 0.4%
$   12,210   International Steel Group, Inc. +
               6.50% due 04/15/14..............................  $   11,722
     3,460   Vedanta Resources PLC @
               6.625% due 02/22/10.............................       3,420
                                                                 ----------
                                                                     15,142
                                                                 ----------
             RETAIL -- 0.5%
     6,540   Delhaize America, Inc.
               8.125% due 04/15/11.............................       7,335
     3,740   Penney (J.C.) Co., Inc.
               7.125% due 11/15/23.............................       4,058
     5,185   Penney (J.C.) Co., Inc.
               7.65% due 08/15/16..............................       5,872
                                                                 ----------
                                                                     17,265
                                                                 ----------
             SOFTWARE & SERVICES -- 0.2%
     6,860   Computer Associates International, Inc. @
               5.625% due 12/01/14.............................       6,957
                                                                 ----------
             TRANSPORTATION -- 0.7%
    12,155   Bombardier, Inc. @
               6.30% due 05/01/14..............................      11,000
       325   Roadway Corp.
               8.25% due 12/01/08..............................         357
    10,835   Royal Caribbean Cruises Ltd.
               6.875% due 12/01/13.............................      11,539
                                                                 ----------
                                                                     22,896
                                                                 ----------
             UTILITIES -- 1.0%
       175   CenterPoint Energy Resources Corp.
               6.50% due 02/01/08..............................         184
     6,110   CenterPoint Energy Resources Corp.
               7.875% due 04/01/13.............................       7,258
        50   Centerpoint Energy, Inc.
               5.875% due 06/01/08.............................          52
     7,475   Centerpoint Energy, Inc.
               6.85% due 06/01/15..............................       8,362
        30   Dynegy Holdings, Inc. @
               10.125% due 07/15/13............................          34
     7,300   El Paso CGP Co.
               6.50% due 06/01/08..............................       7,247
     4,150   Northwestern Corp. @
               7.30% due 12/01/06..............................       4,285
     5,095   Sierra Pacific Power Co. +
               8.00% due 06/01/08..............................       5,439
       500   Tennessee Gas Pipeline Co.
               7.50% due 04/01/17..............................         554
                                                                 ----------
                                                                     33,415
                                                                 ----------
             Total corporate notes: non-investment grade (cost
               $206,385).......................................  $  208,734
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
INTEREST ONLY -- 2.0%
             FINANCIAL SERVICES -- 2.0%
$   32,877   Banc of America Commercial Mortgage, Inc., Series
               2003-1, Class XP2 IO @
               10.25% due 09/11/36.............................  $    4,723
   286,066   Banc of America Commercial Mortgage, Inc., Series
               2004-6, Class XP IO
               4.42% due 12/10/42..............................       7,520
   147,484   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2004-PWR3, Class X1 @
               6.08% due 02/11/41..............................       3,560
    85,125   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2004-PWR5, Class X2
               4.48% due 07/11/42..............................       3,508
    67,095   Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2005-PWR6, Class X2
               4.44% due 11/11/41..............................       2,314
   252,046   CS First Boston Mortgage Securities Corp., Series
               2003, Class C3 @
               4.30% due 07/15/37..............................       8,795
    74,619   GMAC Commercial Mortgage Securities, Inc., Series
               2004-C3, Class X2
               4.41% due 12/10/41..............................       2,283
   183,000   GS Mortgage Securities Corp. II, Series 2004-GG2,
               Class XP
               4.38% due 08/01/38..............................       2,768
   717,600   JP Morgan Chase Commercial Mortgage Securities
               Corp., Series 2005-CB11, Class X2 IO
               4.39% due 08/12/37..............................       4,149
    72,059   Merrill Lynch Mortgage Trust, Series 2004-BPCI @
               4.43% due 09/12/41..............................       2,997
   259,801   Merrill Lynch Mortgage Trust, Series 2005-MCP1,
               Class XP
               4.56% due 05/12/43..............................       8,774
    66,249   Morgan (J.P.) Chase Commercial Mortgage Securities
               Corp., Series 2004-C1, Class X2 @
               4.36% due 01/15/38..............................       2,772
   335,774   Morgan (J.P.) Chase Commercial Mortgage Securities
               Corp., Series 2004-C3, Class X2
               4.41% due 01/15/42..............................       7,166
    73,119   Morgan Stanley Dean Witter Capital I, Series
               2002-NC3, Class P * B##@@
               0.00% due 08/25/32..............................          --
    72,973   Morgan Stanley Dean Witter Capital I, Series
               2002-NC3, Class X o##
               8.05% due 08/25/32..............................       3,495

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
             FINANCIAL SERVICES -- (CONTINUED)
$   64,990   Wachovia Bank Commercial Mortgage Trust, Series
               2004-C10, Class XP @
               4.37% due 02/15/41..............................  $    2,534
   258,233   Wachovia Bank Commercial Mortgage Trust, Series
               2005-C19, Class XP @
               4.47% due 05/15/44..............................       8,766
                                                                 ----------
                                                                     76,124
                                                                 ----------
             Total interest only
               (cost $76,621)..................................  $   76,124
                                                                 ----------
MUNICIPAL BONDS -- 0.6%
             FINANCIAL SERVICES -- 0.6%
$      275   Industry California Urban Development Agency
               6.10% due 05/01/24..............................  $      289
     7,325   Oregon School Board Association
               4.759% due 06/30/28.............................       7,342
    15,200   State of Illinois
               5.10% due 06/01/33..............................      15,848
                                                                 ----------
                                                                     23,479
                                                                 ----------
             Total municipal bonds
               (cost $22,807)..................................  $   23,479
                                                                 ----------
U.S. GOVERNMENT AGENCIES -- 26.7%
             FEDERAL FARM CREDIT BANK -- 0.1%
$    2,350   4.491% due 12/15/09...............................  $    2,426
                                                                 ----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.0%
    21,000   4.10% due 01/28/14................................      20,947
    20,050   5.046% due 06/01/35...............................      20,288
    94,924   5.50% due 10/01/18 -- 05/01/34....................      96,253
   118,900   6.00% due 04/01/17 -- 03/01/35....................     122,008
        15   6.50% due 07/01/16 -- 08/01/32....................          16
        26   7.50% due 09/01/29 -- 11/01/31....................          27
                                                                 ----------
                                                                    259,539
                                                                 ----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.5%
       250   4.29% due 02/17/09................................         248
    55,775   4.50% due 07/01/33................................      54,537
     5,703   4.714% due 06/01/34...............................       5,714
     6,512   4.734% due 03/01/35...............................       6,562
     4,500   4.746% due 05/01/35...............................       4,625
    11,385   4.808% due 04/01/35...............................      11,477
     8,572   4.89% due 04/01/35................................       8,652
     5,650   4.927% due 07/01/35...............................       5,698
    13,719   4.958% due 07/01/35...............................      13,887
   136,432   5.00% due 02/01/18 -- 12/01/34 ###................     137,568
   172,004   5.50% due 12/01/13 -- 01/01/34 ###................     174,882
    56,419   6.00% due 07/01/12 -- 10/01/34....................      57,962
    16,638   6.50% due 11/01/14 -- 11/01/34....................      17,239
        66   7.00% due 02/01/16 -- 09/01/32....................          69
     2,421   7.50% due 11/01/15 -- 05/01/32....................       2,587
         9   8.00% due 04/01/32................................          10
                                                                 ----------
                                                                    501,717
                                                                 ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD TOTAL RETURN BOND HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE #
----------                                                       ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.9%
$   78,914   5.00% due 05/15/33 -- 06/15/34 ###................  $   79,545
    62,045   5.50% due 03/15/33 -- 02/15/35....................      63,375
    35,792   6.00% due 12/15/31 -- 09/15/34....................      36,926
    37,302   6.50% due 02/15/28 -- 09/15/32....................      39,005
       175   7.00% due 06/20/30 -- 08/15/31....................         185
         1   7.50% due 01/15/32................................           1
        22   8.50% due 11/15/24................................          24
                                                                 ----------
                                                                    219,061
                                                                 ----------
             TENNESSEE VALLEY AUTHORITY -- 0.2%
    46,200   7.11% due 11/01/25................................      11,166
                                                                 ----------
             Total U.S. government agencies
               (cost $991,276).................................  $  993,909
                                                                 ----------
U.S. GOVERNMENT SECURITIES -- 7.3%
             U.S. INFLATION -- INDEXED SECURITIES -- 0.9%
$    9,588   1.625% due 01/15/15 +.............................  $    9,553
    23,187   2.375% due 01/15/25 +.............................      25,382
                                                                 ----------
                                                                     34,935
                                                                 ----------
             U.S. TREASURY BONDS -- 1.0%
    13,160   4.125% due 05/15/15 +.............................      13,352
    20,655   5.375% due 02/15/31 +.............................      24,373
                                                                 ----------
                                                                     37,725
                                                                 ----------
             U.S. TREASURY NOTES -- 5.4%
    62,040   3.625% due 06/15/10 +.............................      61,769
    33,695   3.75% due 05/15/08................................      33,769
    88,867   4.00% due 03/15/10 -- 02/15/15 +..................      89,624
    14,375   4.25% due 08/15/14 +..............................      14,719
                                                                 ----------
                                                                    199,881
                                                                 ----------
             Total U.S. government securities
               (cost $271,681).................................  $  272,541
                                                                 ----------
  SHARES
----------
WARRANTS -- 0.0%
             COMMUNICATIONS -- 0.0%
         1   Iridium World Communications, Inc. * ## @@........  $       --
             UTILITIES -- 0.0%
        --   Ntelos, Inc. * ## @@..............................          --
                                                                 ----------
             Total warrants
               (cost $98)......................................  $       --
                                                                 ----------
PRINCIPAL
  AMOUNT
----------
SHORT-TERM SECURITIES -- 26.5%
             CORPORATE NOTES -- 2.8%
$   35,000   General Electric Capital Corp.
               3.38% due 07/01/05..............................  $   35,000
    35,000   Gillette Co. (The)
               3.33% due 07/01/05..............................      35,000
    35,000   UBS Finance (Delaware)
               3.39% due 07/01/05..............................      35,000
                                                                 ----------
                                                                 ----------
  SHARES
----------
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 7.7%
   287,435   State Street Navigator Securities Lending Prime
               Portfolio.......................................  $  287,435
PRINCIPAL
  AMOUNT
----------
             REPURCHASE AGREEMENT -- 16.0%
$  245,232   BPN Paribas Joint Repurchase Agreement (See Note
               2(d))
               2.75% due 07/01/05..............................  $  245,232
    98,093   RBS Greenwich Capital Markets Joint Repurchase
               Agreement (See Note 2(d))
               2.80% due 07/01/05..............................      98,093
   250,792   UBS Securities Joint Repurchase Agreement (See
               Note 2(d))
               2.93% due 07/01/05..............................     250,792
                                                                 ----------
                                                                    594,117
                                                                 ----------
             Total short-term securities
               (cost $986,552).................................  $  986,552
                                                                 ----------
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $4,218,640) O -- 113.8%.............   4,244,192
             OTHER ASSETS, LESS LIABILITIES -- (13.8%).........    (516,861)
                                                                 ----------
             NET ASSETS -- 100%................................  $3,727,331
                                                                 ==========

Note: Market value of investments in foreign securities represents 11.4% of total net assets as of June 30, 2005.

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(i)).

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $185,704 or 5.0% of net assets.

 o   Private placement.

  ## Illiquid Securities (See Note 2(m)).

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

  B Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of June 30, 2005, was $0, which represents 0.0% of the total net assets.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.
  I  All principal amounts are in U.S. dollars unless otherwise indicated.

      AUD  -- Australian Dollar
      CAD  -- Canadian Dollar
      EUR  -- EURO

 L   Debt security in default due to bankruptcy.

  O At June 30, 2005, the cost of securities for federal income tax purposes is $4,218,790 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 41,823
      Unrealized depreciation........................   (16,421)
                                                       --------
      Net unrealized appreciation....................  $ 25,402
                                                       ========

 ### The cost of the securities purchased on a when-issued basis at June 30, 2005 was $266,686.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2005

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                 TRANSACTION          VALUE            AMOUNT            DATE           (DEPRECIATION)
-----------                                 -----------         --------         --------         --------         --------------
EURO                                            Buy             $ 33,439         $ 35,464         7/26/2005           $(2,025)
EURO                                            Buy               43,932           44,584         7/26/2005              (652)
EURO                                           Sell              192,014          206,298         7/26/2005            14,284
EURO                                           Sell               67,041           70,536         7/26/2005             3,495
EURO                                           Sell               35,018           36,266         7/26/2005             1,248
                                                                                                                      -------
                                                                                                                      $16,350
                                                                                                                      =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF ASSETS AND LIABILITIES
 AS OF JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                              HARTFORD
                                                                  HARTFORD              CAPITAL APPRECIATION
                                                              ADVISERS HLS FUND               HLS FUND
                                                              -----------------         --------------------
ASSETS
  Investments in securities, at value@......................     $11,780,188                $13,486,840
  Cash......................................................               1                          1
  Foreign currency on deposit with custodian#...............              --                      2,813
  Unrealized appreciation in forward foreign currency
    contracts...............................................              --                         64
  Receivables:
    Investment securities sold..............................         293,346                    284,060
    Fund shares sold........................................              --                         --
    Dividends and interest..................................          42,714                     15,852
    Commission recapture....................................              22                        296
  Other assets..............................................              --                         --
                                                                 -----------                -----------
Total assets................................................      12,116,271                 13,789,926
                                                                 -----------                -----------
LIABILITIES
  Unrealized depreciation on forward foreign currency
    contracts...............................................              25                          7
  Bank overdraft............................................              --                         --
  Payable upon return of securities loaned..................       1,885,073                    827,793
  Payables:
    Investment securities purchased.........................          84,882                    203,828
    Fund shares redeemed....................................           6,805                      4,328
    Dividends...............................................              --                         --
    Accounting services fees................................               6                          7
    Variation margin........................................           1,013                         --
  Accrued Expenses..........................................             814                      1,673
  Other liabilities.........................................              --                          1
                                                                 -----------                -----------
Total liabilities...........................................       1,978,618                  1,037,637
                                                                 -----------                -----------
Net assets..................................................     $10,137,653                $12,752,289
                                                                 ===========                ===========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................     $ 9,676,587                $10,422,384
Accumulated undistributed net investment income.............          99,459                     44,597
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................        (246,192)                   916,749
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................         607,799                  1,368,559
                                                                 -----------                -----------
Net assets..................................................     $10,137,653                $12,752,289
                                                                 ===========                ===========
Par value...................................................     $     0.001                $     0.001
                                                                 -----------                -----------
Total Shares Outstanding....................................         441,864                    248,324
                                                                 -----------                -----------
Total Shares Authorized.....................................       9,500,000                  5,000,000
                                                                 -----------                -----------
CLASS IA:Net asset value per share..........................     $     22.93                $     51.40
                                                                 -----------                -----------
        Shares outstanding..................................         381,954                    199,153
                                                                 -----------                -----------
        Shares authorized...................................       8,500,000                  4,250,000
                                                                 -----------                -----------
        Net assets..........................................     $ 8,756,455                $10,237,428
                                                                 -----------                -----------
CLASS IB:Net asset value per share..........................     $     23.05                $     51.14
                                                                 -----------                -----------
        Shares outstanding..................................          59,910                     49,171
                                                                 -----------                -----------
        Shares authorized...................................       1,000,000                    750,000
                                                                 -----------                -----------
        Net assets..........................................     $ 1,381,198                $ 2,514,861
                                                                 -----------                -----------
@ Cost of securities........................................     $11,171,382                $12,118,135
                                                                 -----------                -----------
@ Market value of securities on loan........................     $ 1,838,823                $   801,634
                                                                 -----------                -----------
 # Cost of foreign currency on deposit with custodian.......     $        --                $     2,813
                                                                 -----------                -----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

         HARTFORD           HARTFORD                                                      HARTFORD
       DIVIDEND AND       INTERNATIONAL     HARTFORD       HARTFORD       HARTFORD          TOTAL
          GROWTH          OPPORTUNITIES   MONEY MARKET   SMALL COMPANY     STOCK         RETURN BOND
         HLS FUND           HLS FUND        HLS FUND       HLS FUND       HLS FUND        HLS FUND
       ------------       -------------   ------------   -------------   ----------   -----------------
        $6,829,805         $1,436,894      $1,684,954     $1,270,225     $6,075,907      $4,244,192
                --                 --              --              1             1               --
                --              1,752              --             82            --               43
                --              1,721              --              3            --           19,027
             9,935             29,510              --         22,916       195,182           32,147
                --                466           4,509             --            --           35,699
             6,435              1,978           5,203            151         6,280           28,090
                59                204              --            159            --               --
                --                 --              --            163            --               22
        ----------         ----------      ----------     ----------     ----------      ----------
         6,846,234          1,472,525       1,694,666      1,293,700     6,277,370        4,359,220
        ----------         ----------      ----------     ----------     ----------      ----------
                --                 53              --              2            21            2,677
                --                 --              --             --            --              120
           588,610            129,098              --        174,214       315,065          287,435
            15,709              5,450              --         32,890        66,045          341,263
             4,971                 61          84,780          3,007         2,970               --
                --                 --           3,494             --            --               --
                 3                  1               1              1             3                2
                --                 --              --             --           737               --
               433                265          17,592             93           457              392
                 6                 --              --             --            31               --
        ----------         ----------      ----------     ----------     ----------      ----------
           609,732            134,928         105,867        210,207       385,329          631,889
        ----------         ----------      ----------     ----------     ----------      ----------
        $6,236,502         $1,337,597      $1,588,799     $1,083,493     $5,892,041      $3,727,331
        ==========         ==========      ==========     ==========     ==========      ==========
        $5,388,678         $1,375,941      $1,588,799     $1,020,949     $6,248,108      $3,581,635
            49,805             12,221              --           (876)       37,395           79,134
            70,941           (123,138)             --       (119,177)     (639,634)          25,326
           727,078             72,573              --        182,597       246,172           41,236
        ----------         ----------      ----------     ----------     ----------      ----------
        $6,236,502         $1,337,597      $1,588,799     $1,083,493     $5,892,041      $3,727,331
        ==========         ==========      ==========     ==========     ==========      ==========
        $    0.001         $    0.001      $    0.001     $    0.001     $   0.001       $    0.001
        ----------         ----------      ----------     ----------     ----------      ----------
           306,915            113,504       1,588,799         64,158       130,090          316,145
        ----------         ----------      ----------     ----------     ----------      ----------
         4,000,000          2,625,000       7,000,000      1,500,000     4,000,000        5,000,000
        ----------         ----------      ----------     ----------     ----------      ----------
        $    20.34         $    11.79      $     1.00     $    16.93     $   45.31       $    11.81
        ----------         ----------      ----------     ----------     ----------      ----------
           234,862             90,786       1,324,790         51,964       113,902          223,919
        ----------         ----------      ----------     ----------     ----------      ----------
         3,500,000          2,000,000       6,000,000      1,125,000     3,000,000        4,400,000
        ----------         ----------      ----------     ----------     ----------      ----------
        $4,777,056         $1,070,708      $1,324,790     $  879,745     $5,160,974      $2,645,196
        ----------         ----------      ----------     ----------     ----------      ----------
        $    20.25         $    11.75      $     1.00     $    16.71     $   45.16       $    11.73
        ----------         ----------      ----------     ----------     ----------      ----------
            72,053             22,718         264,009         12,194        16,188           92,226
        ----------         ----------      ----------     ----------     ----------      ----------
           500,000            625,000       1,000,000        375,000     1,000,000          600,000
        ----------         ----------      ----------     ----------     ----------      ----------
        $1,459,446         $  266,889      $  264,009     $  203,748     $ 731,067       $1,082,135
        ----------         ----------      ----------     ----------     ----------      ----------
        $6,102,727         $1,366,006      $1,684,954     $1,087,630     $5,829,012      $4,218,640
        ----------         ----------      ----------     ----------     ----------      ----------
        $  569,716         $  123,962      $       --     $  168,795     $ 304,100       $  281,693
        ----------         ----------      ----------     ----------     ----------      ----------
        $       --         $    1,752      $       --     $       82     $      --       $       42
        ----------         ----------      ----------     ----------     ----------      ----------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF OPERATIONS
 FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                                              HARTFORD
                                                                  HARTFORD              CAPITAL APPRECIATION
                                                              ADVISERS HLS FUND               HLS FUND
                                                              -----------------         --------------------
INVESTMENT INCOME:
  Dividends.................................................      $  61,504                 $    95,209
  Interest..................................................         73,020                       2,233
  Securities lending........................................          1,314                       1,168
  Miscellaneous.............................................             80                       2,281
  Less: Foreign tax withheld................................           (512)                     (4,350)
                                                                  ---------                 -----------
    Total investment income (loss)..........................        135,406                      96,541
                                                                  ---------                 -----------
EXPENSES:
  Investment advisory fees..................................         22,708                      27,553
  Administrative services fees..............................         10,486                      12,762
  Accounting services.......................................          1,049                       1,276
  Board of Directors fees...................................             91                         102
  Custodian fees, gross.....................................             21                       2,009
  Distribution fees -- Class IB.............................          1,749                       3,093
  Other expenses............................................            911                       1,073
                                                                  ---------                 -----------
    Total expenses (before waivers and fees paid
     indirectly)............................................         37,015                      47,868
  Less: Waivers and fees paid indirectly
    Advisory fee waiver.....................................           (558)                         --
    Commissions recaptured..................................           (468)                     (2,122)
    Custodian offsets.......................................             (6)                         (8)
                                                                  ---------                 -----------
    Total expenses, net.....................................         35,983                      45,738
                                                                  ---------                 -----------
  Net investment income (loss)..............................         99,423                      50,803
                                                                  ---------                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................        289,925                     929,481
  Net realized gain (loss) on futures contracts.............          4,769                          --
  Net realized gain (loss) on forward foreign bonds.........             --                          --
  Net realized gain (loss) on forward foreign currency
    contracts...............................................           (885)                     (1,043)
  Net realized gain (loss) on foreign currency
    transactions............................................          1,085                        (314)
  Net realized gain (loss) on option contracts..............             --                          --
  Net unrealized appreciation (depreciation) on
    securities..............................................       (332,822)                 (1,120,758)
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................         (1,324)                         --
  Net unrealized appreciation (depreciation) on forward
    foreign currency contracts..............................            (25)                         36
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...             43                        (428)
                                                                  ---------                 -----------
  Net realized and unrealized gain (loss) on investments....        (39,234)                   (193,026)
                                                                  ---------                 -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................      $  60,189                 $  (142,223)
                                                                  =========                 ===========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      HARTFORD       HARTFORD                                                     HARTFORD
    DIVIDEND AND   INTERNATIONAL     HARTFORD       HARTFORD      HARTFORD          TOTAL
       GROWTH      OPPORTUNITIES   MONEY MARKET   SMALL COMPANY     STOCK        RETURN BOND
      HLS FUND       HLS FUND        HLS FUND       HLS FUND      HLS FUND        HLS FUND
    ------------   -------------   ------------   -------------   ---------   -----------------
     $  69,575       $  18,279       $    --        $  2,511      $ 51,410        $     89
         2,912             465        22,433             174         1,786          77,950
           518             742            --             300            92             498
           148              --            --             170             1             193
        (1,234)         (2,343)           --            (163)         (395)             --
     ---------       ---------       -------        --------      ---------       --------
        71,919          17,143        22,433           2,992        52,894          78,730
     ---------       ---------       -------        --------      ---------       --------
        13,430           3,212         2,021           2,664         7,758           4,647
         6,116           1,307         1,617           1,049         6,033           3,544
           612             131           162             105           603             354
            47              10            14               9            51              28
            11             369             3              49             8              60
         1,770             325           325             259           896           1,287
           475             111           149              97           521             302
     ---------       ---------       -------        --------      ---------       --------
        22,461           5,465         4,291           4,232        15,870          10,222
            --              --            --              --            --              --
          (314)           (600)           --            (362)         (333)             --
            (5)             (1)           (2)             (2)           (1)            (31)
     ---------       ---------       -------        --------      ---------       --------
        22,142           4,864         4,289           3,868        15,536          10,191
     ---------       ---------       -------        --------      ---------       --------
        49,777          12,279        18,144            (876)       37,358          68,539
     ---------       ---------       -------        --------      ---------       --------
        81,903          98,618            --          55,345       195,925          28,978
            --              --            --              --            --             482
            --              --            --              --            --            (889)
            --             259            --             (90)         (842)           (199)
           (39)           (726)           --             178         1,003          (1,212)
            --              --            --              --            --             (74)
      (177,434)       (119,395)           --         (14,328)     (256,669)        (34,062)
            --              --            --              --          (737)             --
            --           1,562            --               2           (21)         26,945
            --             (23)           --              --            35            (351)
     ---------       ---------       -------        --------      ---------       --------
       (95,570)        (19,705)           --          41,107       (61,306)         19,618
     ---------       ---------       -------        --------      ---------       --------
     $ (45,793)      $  (7,426)      $18,144        $ 40,231      $(23,948)       $ 88,157
     =========       =========       =======        ========      =========       ========

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 STATEMENTS OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         HARTFORD ADVISERS HLS FUND
                                                              ------------------------------------------------
                                                                     FOR THE
                                                              SIX MONTH PERIOD ENDED              FOR THE
                                                                  JUNE 30, 2005                 YEAR ENDED
                                                                   (UNAUDITED)               DECEMBER 31, 2004
                                                              ----------------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................       $    99,423                  $   241,757
  Net realized gain (loss) on investments...................           294,894                      385,409
  Net unrealized appreciation (depreciation) on
    investments.............................................          (334,128)                    (226,840)
                                                                   -----------                  -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................            60,189                      400,326
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................          (104,699)                    (202,407)
    Class IB................................................           (14,704)                     (26,369)
  From net realized gain on investments
    Class IA................................................                --                           --
    Class IB................................................                --                           --
                                                                   -----------                  -----------
  Total distributions.......................................          (119,403)                    (228,776)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................           113,129                      684,089
    Issued in merger........................................                --                           --
    Issued on reinvestment of distributions.................           104,699                      202,407
    Redeemed................................................        (1,109,239)                  (1,694,597)
                                                                   -----------                  -----------
  Total Cost of Shares......................................          (891,411)                    (808,101)
  Class IB
    Sold....................................................            40,132                      296,277
    Issued on reinvestment of distributions.................            14,704                       26,369
    Redeemed................................................          (128,251)                    (146,492)
                                                                   -----------                  -----------
  Total Cost of Shares......................................           (73,415)                     176,154
                                                                   -----------                  -----------
  Net increase (decrease) from capital share transactions...          (964,826)                    (631,947)
                                                                   -----------                  -----------
  Net increase (decrease) in net assets.....................        (1,024,040)                    (460,397)
NET ASSETS:
  Beginning of period.......................................       $11,161,693                  $11,622,090
                                                                   ===========                  ===========
  End of period.............................................       $10,137,653                  $11,161,693
                                                                   ===========                  ===========
  Accumulated undistributed net investment income (loss)....       $    99,459                  $   119,439
                                                                   ===========                  ===========
SHARES:
  Class IA
    Sold....................................................             4,942                       30,227
    Issued in merger........................................                --                           --
    Issued on reinvestment of distributions.................             4,510                        8,863
    Redeemed................................................           (48,419)                     (75,051)
                                                                   -----------                  -----------
  Total Shares..............................................           (38,967)                     (35,961)
                                                                   -----------                  -----------
  Class IB
    Sold....................................................             1,744                       13,009
    Issued on reinvestment of distributions.................               630                        1,148
    Redeemed................................................            (5,571)                      (6,454)
                                                                   -----------                  -----------
  Total Shares..............................................            (3,197)                       7,703
                                                                   -----------                  -----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

            HARTFORD CAPITAL                    HARTFORD DIVIDEND                HARTFORD INTERNATIONAL
          APPRECIATION HLS FUND                AND GROWTH HLS FUND               OPPORTUNITIES HLS FUND
    ---------------------------------   ---------------------------------   ---------------------------------
       FOR THE                             FOR THE                             FOR THE
      SIX MONTH                           SIX MONTH                           SIX MONTH
    PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE
    JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005      YEAR ENDED
     (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)    DECEMBER 31, 2004
    -------------   -----------------   -------------   -----------------   -------------   -----------------
     $    50,803       $    83,808       $   49,777        $   89,028        $   12,279        $   11,554
         928,124         1,594,708           81,864           207,825            98,151           131,534
      (1,121,150)          430,300         (177,434)          362,363          (117,856)           47,864
     -----------       -----------       ----------        ----------        ----------        ----------
        (142,223)        2,108,816          (45,793)          659,216            (7,426)          190,952
         (31,506)          (33,253)         (11,344)          (60,106)               --            (6,901)
          (5,392)           (4,962)          (2,931)          (15,428)               --            (1,242)
        (261,243)               --          (67,031)               --                --                --
         (64,518)               --          (20,568)               --                --                --
     -----------       -----------       ----------        ----------        ----------        ----------
        (362,659)          (38,215)        (101,874)          (75,534)               --            (8,143)
         453,876         1,880,828          429,303         1,178,376           114,064           284,129
              --                --               --                --                --                --
         292,749            33,253           78,376            60,106                --             6,901
        (853,025)       (1,777,088)        (337,866)         (901,504)          (92,667)         (211,327)
     -----------       -----------       ----------        ----------        ----------        ----------
        (106,400)          136,993          169,813           336,980            21,397            79,703
         199,219           708,826          135,733           420,242            58,918           172,461
          69,910             4,962           23,498            15,428                --             1,242
        (163,301)         (155,787)         (57,949)          (73,452)          (37,928)          (33,585)
     -----------       -----------       ----------        ----------        ----------        ----------
         105,828           558,001          101,282           362,218            20,990           140,118
     -----------       -----------       ----------        ----------        ----------        ----------
            (572)          694,994          271,095           699,198            42,387           219,821
     -----------       -----------       ----------        ----------        ----------        ----------
        (505,454)        2,765,595          123,428         1,282,880            34,961           402,630
     $13,257,743       $10,492,148       $6,113,074        $4,830,194        $1,302,636        $  900,006
     ===========       ===========       ==========        ==========        ==========        ==========
     $12,752,289       $13,257,743       $6,236,502        $6,113,074        $1,337,597        $1,302,636
     ===========       ===========       ==========        ==========        ==========        ==========
     $    44,597       $    30,692       $   49,805        $   14,303        $   12,221        $      (58)
     ===========       ===========       ==========        ==========        ==========        ==========
           8,668            39,789           20,800            61,247             9,730            26,993
              --                --               --                --                --                --
           5,643               646            3,777             2,922                --               605
         (16,386)          (37,673)         (16,343)          (46,811)           (7,912)          (20,108)
     -----------       -----------       ----------        ----------        ----------        ----------
          (2,075)            2,762            8,234            17,358             1,818             7,490
     -----------       -----------       ----------        ----------        ----------        ----------
           3,863            15,087            6,619            21,987             5,042            16,398
           1,354                97            1,137               752                --               109
          (3,161)           (3,353)          (2,829)           (3,832)           (3,275)           (3,110)
     -----------       -----------       ----------        ----------        ----------        ----------
           2,056            11,831            4,927            18,907             1,767            13,397
     -----------       -----------       ----------        ----------        ----------        ----------

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  HARTFORD MONEY MARKET HLS FUND
                                                              ---------------------------------------
                                                                 FOR THE
                                                                SIX MONTH
                                                              PERIOD ENDED               FOR THE
                                                              JUNE 30, 2005            YEAR ENDED
                                                               (UNAUDITED)          DECEMBER 31, 2004
                                                              -------------         -----------------
OPERATIONS:
  Net investment income (loss)..............................   $   18,144              $   15,755
  Net realized gain (loss) on investments...................           --                      --
  Net unrealized appreciation (depreciation) on
    investments.............................................           --                      --
                                                               ----------              ----------
    Net increase (decrease) in net assets resulting from
     operations.............................................       18,144                  15,755
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................      (15,496)                (13,838)
    Class IB................................................       (2,648)                 (1,917)
  From net realized gain on investments
    Class IA................................................           --                      --
    Class IB................................................           --                      --
                                                               ----------              ----------
    Total distributions.....................................      (18,144)                (15,755)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................    2,565,721               4,564,702
    Issued in merger........................................           --                      --
    Issued on reinvestment of distributions.................       15,496                  13,838
    Redeemed................................................   (2,550,952)             (4,893,454)
                                                               ----------              ----------
  Total Cost of Shares......................................       30,265                (314,914)
  Class IB
    Sold....................................................      124,274                 323,333
    Issued on reinvestment of distributions.................        2,648                   1,917
    Redeemed................................................     (115,721)               (313,372)
                                                               ----------              ----------
  Total Cost of Shares......................................       11,201                  11,878
                                                               ----------              ----------
  Net increase (decrease) from capital share transactions...       41,466                (303,036)
                                                               ----------              ----------
  Net increase (decrease) in net assets.....................       41,466                (303,036)
NET ASSETS:
  Beginning of period.......................................   $1,547,333              $1,850,369
                                                               ==========              ==========
  End of period.............................................   $1,588,799              $1,547,333
                                                               ==========              ==========
  Accumulated undistributed net investment income (loss)....   $       --              $       --
                                                               ==========              ==========
SHARES:
  Class IA
    Sold....................................................    2,565,721               4,564,702
    Issued in merger........................................           --                      --
    Issued on reinvestment of distributions.................       15,496                  13,838
    Redeemed................................................   (2,550,952)             (4,893,454)
                                                               ----------              ----------
  Total Shares..............................................       30,265                (314,914)
                                                               ----------              ----------
  Class IB
    Sold....................................................      124,274                 323,333
    Issued on reinvestment of distributions.................        2,648                   1,917
    Redeemed................................................     (115,721)               (313,372)
                                                               ----------              ----------
  Total Shares..............................................       11,201                  11,878
                                                               ----------              ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     HARTFORD SMALL COMPANY HLS FUND         HARTFORD STOCK HLS FUND        HARTFORD TOTAL RETURN BOND HLS FUND
    ---------------------------------   ---------------------------------   -----------------------------------
       FOR THE                             FOR THE                             FOR THE
      SIX MONTH                           SIX MONTH                           SIX MONTH
    PERIOD ENDED         FOR THE        PERIOD ENDED         FOR THE         PERIOD ENDED         FOR THE
    JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005      YEAR ENDED       JUNE 30, 2005        YEAR ENDED
     (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)    DECEMBER 31, 2004    (UNAUDITED)     DECEMBER 31, 2004
    -------------   -----------------   -------------   -----------------   --------------   ------------------
     $     (876)       $   (4,945)       $   37,358        $  101,547         $   68,539         $  118,740
         55,433            98,611           196,086           194,551             27,086             36,304
        (14,326)           27,044          (257,392)          (45,078)            (7,468)           (10,422)
     ----------        ----------        ----------        ----------         ----------         ----------
         40,231           120,710           (23,948)          251,020             88,157            144,622
             --                --           (31,657)          (60,715)           (83,492)          (110,882)
             --                --            (3,898)           (6,588)           (32,469)           (39,050)
             --                --                --                --             (8,660)           (61,135)
             --                --                --                --             (3,592)           (22,321)
     ----------        ----------        ----------        ----------         ----------         ----------
             --                --           (35,555)          (67,303)          (128,213)          (233,388)
        231,969           685,603           152,608           853,221            825,545          1,208,367
             --                --                --                --                 --             24,948
             --                --            31,657            60,715             92,152            172,018
       (290,529)         (728,836)         (628,546)       (1,433,790)          (750,653)        (1,165,854)
     ----------        ----------        ----------        ----------         ----------         ----------
        (58,560)          (43,233)         (444,281)         (519,854)           167,044            239,479
          4,856            65,830            70,419           210,310            120,691            350,617
             --                --             3,898             6,588             36,061             61,371
        (38,398)          (49,682)          (54,728)          (82,179)           (54,495)          (131,726)
     ----------        ----------        ----------        ----------         ----------         ----------
        (33,542)           16,148            19,589           134,719            102,257            280,262
     ----------        ----------        ----------        ----------         ----------         ----------
        (92,102)          (27,085)         (424,692)         (385,135)           269,301            519,741
     ----------        ----------        ----------        ----------         ----------         ----------
        (51,871)           93,625          (484,195)         (201,418)           229,245            430,975
     $1,135,364        $1,041,739        $6,376,236        $6,577,654         $3,498,086         $3,067,111
     ==========        ==========        ==========        ==========         ==========         ==========
     $1,083,493        $1,135,364        $5,892,041        $6,376,236         $3,727,331         $3,498,086
     ==========        ==========        ==========        ==========         ==========         ==========
     $     (876)       $      913        $   37,395        $   35,592         $   79,134         $  126,556
     ==========        ==========        ==========        ==========         ==========         ==========
         14,803            45,207             3,376            19,205             68,748             99,739
             --                --                --                --                 --              2,028
             --                --               686             1,335              7,809             15,120
        (18,523)          (48,288)          (13,901)          (32,363)           (62,556)           (96,269)
     ----------        ----------        ----------        ----------         ----------         ----------
         (3,720)           (3,081)           (9,839)          (11,823)            14,001             20,618
     ----------        ----------        ----------        ----------         ----------         ----------
            311             4,474             1,563             4,764             10,134             29,155
             --                --                85               145              3,076              5,427
         (2,468)           (3,395)           (1,214)           (1,866)            (4,576)           (10,988)
     ----------        ----------        ----------        ----------         ----------         ----------
         (2,157)            1,079               434             3,043              8,634             23,594
     ----------        ----------        ----------        ----------         ----------         ----------

 HARTFORD SERIES FUND, INC.

 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

1.  ORGANIZATION:

    The Hartford HLS Funds serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("HLIC") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans.

    Hartford Series Fund, Inc. (comprised of twenty-six portfolios, eight are included in these financial statements; they are Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund. Each "Fund" or together the "Funds" are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies.

    Effective March 15, 2005, the name of Hartford Bond HLS Fund was changed to Hartford Total Return Bond HLS Fund.

    Each Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses, except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended. Income and expenses, realized and unrealized capital gains and losses are allocated to each class of a Fund based on the ratio of the prior day's net assets.

    Indemnifications -- Under the Funds' organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

    The Funds are available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and they are offered directly to certain qualified retirement plans ("Products"). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, the issuers of such variable annuity products, Hartford Life's ability to restrict transfers by certain owners of older variable annuity products is limited. In February 2005, Hartford Life agreed in principle with the Board of Directors of the Funds to indemnify the Funds for any material harm caused to the Funds from frequent trading by these contract owners. The specific terms of the indemnification have not been determined nor have any dollar amounts, relating to the indemnification, been recorded by the Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with accounting principles generally accepted in the investment company industry:

    a) Security Transactions -- Security transactions are recorded for on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) Security Valuation and Investment Income -- Equity securities are valued at the last sales price or official closing price reported on principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day, then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in net assets.

        Except for the Money Market Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund, uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

--------------------------------------------------------------------------------

        Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. The Money Market Fund's assets, and investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and nondollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

        Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using prevailing exchange rates. Options are valued at the last sales price. If no sale took place on such a day, then options are valued at the mean between the bid and asked prices.

        Securities for which prices are not available from an independent pricing service, but where an active marker exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system in accordance with procedures established by the Funds' Board of Directors.

        Investment income such as dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount is recorded on the accrual basis.

    c) Foreign Currency Transactions -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Fund's custodian or a third party bank in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

        Certain Funds, together with other investment management companies having investment advisory agreements with Wellington Management Company, LLP (Wellington) have an interest in joint repurchase agreements (totaling $1,128,050) dated 06/30/05 with Bank of America Corp., Deutsche Bank Securities, Inc., J.P. Morgan Chase & Co. and UBS Securities LLC due 07/01/05. These joint repurchase agreements are collateralized as follows:

        BROKER                      RATE    PRINCIPAL    COLLATERAL VALUE       SECURITY TYPE         COUPON RATE      MATURITY
        ------                      ----    ----------   ----------------   ----------------------   --------------   -----------
        Bank of America Corp......  3.43%   $  255,000      $  260,100      Federal National
                                                                            Mortgage Association              6.00%          2035
        Deutsche Bank Securities,
          Inc.....................  3.40%      130,000         132,600      Federal Home Loan
                                                                            Mortgage Corp.           4.50% -  5.50%   2020 - 2034
                                                                            Federal National
                                                                            Mortgage Association     4.50% -  9.00%   2019 - 2034
        J.P. Morgan Chase & Co....  3.43%      130,000         132,602      Federal National
                                                                            Mortgage Association     5.00% -  9.00%   2016 - 2035
        UBS Securities LLC........  3.45%      560,000         571,204      Federal Home Loan
                                                                            Mortgage Corp.           3.50% - 11.50%   2005 - 2035
                                                                            Federal National
                                                                            Mortgage Association     4.00% - 11.00%   2005 - 2034
        UBS Securities LLC........  2.93%       53,050          54,390      TIPS                              1.63%          2015
                                            ----------      ----------
                                            $1,128,050      $1,150,896
                                            ==========      ==========

 HARTFORD SERIES FUND, INC.

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        The maturity amounts are as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Advisers HLS Fund..................................  $122,772
        Hartford Capital Appreciation HLS Fund......................    50,200
        Hartford Dividend and Growth HLS Fund.......................   193,175
        Hartford International Opportunities HLS Fund...............    53,090
        Hartford Small Company HLS Fund.............................    33,970
        Hartford Stock HLS Fund.....................................     3,473

        Certain Funds, together with other investment management companies having investment advisory agreements with Hartford Investment Management Company (Hartford Investment Management), a wholly owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), have an interest in joint repurchase agreements (totaling $969,069) dated 06/30/05 with BNP Paribas, RBS Greenwich Capital Markets Inc., and UBS Warburg LLC due 07/01/05. These joint repurchase agreements are collateralized as follows:

        BROKER                        RATE    PRINCIPAL   COLLATERAL VALUE      SECURITY TYPE
        ------                        ----    ---------   ----------------   -------------------
        BNP Paribas.................  2.75%   $400,000        $400,031       U.S. Treasury Bonds
        RBS Greenwich Capital
          Markets, Inc..............  2.80%    160,000         160,012       U.S. Treasury Notes
        UBS Warburg LLC.............  2.93%    409,069         409,102       U.S. Treasury Bonds
                                              --------        --------
                                              $969,069        $969,145
                                              ========        ========

        BROKER                  COUPON RATE       MATURITY
        ------                ----------------   -----------
        BNP Paribas.........  5.250% -  9.875%   2006 - 2029
        RBS Greenwich Capita
          Markets, Inc......  8.500% - 12.750%   2010 - 2020
        UBS Warburg LLC.....  9.250% - 12.000%   2013 - 2016

        The maturity amounts are as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Total Return Bond HLS Fund.........................  $594,163

    e) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management or Wellington. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of June 30, 2005 there are no joint trading accounts.

    f) Futures, Options on Futures and Options Transactions -- Certain Funds may invest in futures contracts and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

        At any time prior to the expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

        The use of futures contracts involve elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Change in the value of the futures contracts may decrease the effectiveness of the Funds' strategies and potentially result in loss.

        The premium paid by a Fund for the purchase of a call or put option is included in the Funds' Statements of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

        The Funds may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statements of Assets and Liabilities, which increases the Fund's return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized

--------------------------------------------------------------------------------

       appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received. The Funds had no written option activity for the six month period ended June 30, 2005.

    g) Forward Foreign Currency Contracts -- For the six month period ended June 30, 2005, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund entered into forward foreign currency contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

        Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. In addition, risk may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar.

    h) Indexed Securities -- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

    i) Securities Lending -- The Funds may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash, which is then invested in short-term money market instruments with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially.

    j) Federal Income Taxes -- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    k) Fund Share Valuation and Distributions to Shareholders -- Orders for the Funds' shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each Fund by dividing the Fund's net assets attributable to that class by number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

        Dividends are declared pursuant to a policy adopted by the Funds' Board of Directors based upon the investment performance of the respective Funds. The policy of all Funds, except the Hartford Money Market HLS Fund, is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

        Hartford Money Market HLS Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are declared daily and distributed monthly.

        Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts (see Note 5).

    l) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    m) Illiquid Securities -- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for Hartford Money Market HLS Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when its sub-advisor considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investment were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on a Fund's net asset value. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be

 HARTFORD SERIES FUND, INC.

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

       liquid pursuant to policies and guidelines established by the Funds' Board of Directors. For the six months ended June 30, 2005, the Funds held illiquid securities as denoted in each Fund's Schedule of Investments.

        The following represents restricted securities of the Funds as of June 30, 2005:

                                  ILLIQUID SECURITIES

                                                                                                          ACQUISITION COST
                                                                                                           PERCENTAGE OF
                                                                              ACQUISITION   ACQUISITION      FUND'S NET      MARKET
        FUND                                               SECURITY             DATE(S)        COST           ASSETS %       VALUE
        ----                                        -----------------------   -----------   -----------   ----------------   ------
        Hartford Total Return Bond HLS Fund.......  Centura Capital Trust I     5/22/03       $  314             0.0%        $ 279
        Hartford Total Return Bond HLS Fund.......  First American Capital
                                                    Trust I                     2/13/04           85             0.0            86
        Hartford Total Return Bond HLS Fund.......  Iridium World
                                                    Communications, Inc.        7/11/97           97             0.0            @@
        Hartford Total Return Bond HLS Fund.......  Morgan Stanley Dean
                                                    Witter Capital I,
                                                    Series 2002-NC3, Class
                                                    P                           4/15/05           @@             0.0            @@
        Hartford Total Return Bond HLS Fund.......  Morgan Stanley Dean
                                                    Witter Capital I,
                                                    Series 2002-NC3, Class
                                                    X                           4/15/05        3,481             0.1         3,495
        Hartford Total Return Bond HLS Fund.......  Ntelos, Inc.                7/21/00            1             0.0            @@
        Hartford Total Return Bond HLS Fund.......  URC Holdings Corp.          10/8/03           52             0.0            51

                                                    MARKET VALUE
                                                    PERCENTAGE OF
                                                     FUND'S NET
        FUND                                          ASSETS %
        ----                                        -------------
        Hartford Total Return Bond HLS Fund.......       0.0%
        Hartford Total Return Bond HLS Fund.......
                                                         0.0
        Hartford Total Return Bond HLS Fund.......
                                                         0.0
        Hartford Total Return Bond HLS Fund.......
                                                         0.0
        Hartford Total Return Bond HLS Fund.......
                                                         0.1
        Hartford Total Return Bond HLS Fund.......       0.0
        Hartford Total Return Bond HLS Fund.......       0.0

                              OTHER RESTRICTED SECURITIES

                                                                                                          ACQUISITION COST
                                                                                                           PERCENTAGE OF
                                                                              ACQUISITION   ACQUISITION      FUND'S NET
        FUND                                               SECURITY             DATE(S)        COST           ASSETS %
        ----                                        -----------------------   -----------   -----------   ----------------
        Hartford Capital Appreciation HLS Fund....  US Airways New Company      5/27/05       $41,887           0.3%
        Hartford Total Return Bond HLS Fund.......  Ferrellgas LP               5/17/04         4,208           0.1

                                                              MARKET VALUE
                                                              PERCENTAGE OF
                                                    MARKET     FUND'S NET
        FUND                                         VALUE      ASSETS %
        ----                                        -------   -------------
        Hartford Capital Appreciation HLS Fund....  $41,887        0.3%
        Hartford Total Return Bond HLS Fund.......    4,206        0.1

        @@ Due to the presentation of the financial statements in thousands, the numbers may round to zero.

    n) Securities purchased on a when-issued or delayed delivery basis -- Delivery and payment for securities that have been purchased by the Fund on a when-issued or delayed delivery basis take place beyond customary settlement period. During this period, such securities are subject to market fluctuations and the Fund maintains in a segregated account with its custodian, assets sufficient to meet the purchase price. As of June 30, 2005 the Funds entered into outstanding when-issued or delayed delivery securities as follows:

        FUND                                                           AMOUNT
        ----                                                          --------
        Hartford Total Return Bond HLS Fund.........................  $266,686

    o) Credit Risk -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bonds prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford, serves as investment manager to the Funds pursuant to investment management agreements approved by each Fund's Board of Directors and shareholders.

--------------------------------------------------------------------------------

        The schedule below reflects the rates of compensation paid to HL Advisors for services rendered, a position of which is used to compensate Wellington or Hartford Investment Management:

                         HARTFORD MONEY MARKET HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
All assets.........................................................     0.250%

                          HARTFORD STOCK HLS FUND AND
                      HARTFORD TOTAL RETURN BOND HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.325%
On next $250 million...............................................     0.300
On next $500 million...............................................     0.275
Over $1 billion....................................................     0.250

                          HARTFORD ADVISERS HLS FUND,
                    HARTFORD CAPITAL APPRECIATION HLS FUND,
                     HARTFORD DIVIDEND AND GROWTH HLS FUND,
                 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
                      AND HARTFORD SMALL COMPANY HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.575%
On next $250 million...............................................     0.525
On next $500 million...............................................     0.475
Over $1 billion....................................................     0.425

        Effective May 1, 2005, for Hartford Advisers HLS Fund, HL Advisors has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is reduced by 0.03%.

        Pursuant to sub-advisory agreements between HL Advisors and Wellington, Wellington provides the day-to-day investment management services to the Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund.

        Pursuant to investment services agreements between HL Advisors and Hartford Investment Management, Hartford Investment Management provides the day-to-day investment management services to the Hartford Money Market HLS Fund and Hartford Total Return Bond HLS Fund.

        Wellington and Hartford Investment Management determine the purchase and sale of portfolio securities and place such orders for execution in the name of the respective Fund. In conjunction with their investment activity, Wellington and Hartford Investment Management regularly furnish reports to the Funds' Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Funds.

    b) Administrative Services Agreement -- Under the Administrative Services Agreement between HLIC and each of the following Funds; Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund, HLIC provides administrative services to the Funds and receives monthly compensation at the annual rate of 0.20% of each Fund's average daily net assets. The Funds assume and pay certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors'
        fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HLIC or any other related company.

    c) Accounting Services Agreement -- Under the Fund Accounting Agreement between HLIC and Hartford Series Fund, Inc., HLIC provides accounting services to the Funds and receives monthly compensation at the annual rate of 0.02% of each Fund's average daily net assets plus expenses.

    d) Operating Expenses -- Allocable expenses of the Funds are charged to each Fund based on the ratio of the average net assets of each Fund to the combined average net assets of the Funds. Non-allocable expenses are charged to each Fund based on specific identification.

    e) Expense Offset -- The Funds have entered into agreements with State Street Global Markets, LLC and Frank Russell Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used solely to reduce the Funds' operating expenses. The Funds' custodian bank has also agreed to reduce its fees when the Funds maintain cash on deposit in the non-interest-bearing custody account. For the six month period ended June 30, 2005, these amounts are included in Statement of Operations.

 HARTFORD SERIES FUND, INC.

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        The ratio of expenses to average net assets excludes expense offsets in the financial highlights. Had the expense offsets been included, the annualized expense ratio for the six month period ended June 30, 2005, would have been as follows:

                                                                                             FOR THE SIX MONTH
                                                                      FOR THE YEAR ENDED       PERIOD ENDED
                                                                       DECEMBER 31, 2004       JUNE 30, 2005
                                                                      -------------------   -------------------
                                                                       RATIO OF EXPENSES     RATIO OF EXPENSES
                                                                          TO AVERAGE            TO AVERAGE
                                                                       NET ASSETS AFTER      NET ASSETS AFTER
                                                                          WAIVERS AND           WAIVERS AND
                                                                         EXPENSES PAID         EXPENSES PAID
                                                                          INDIRECTLY            INDIRECTLY
                                                                      -------------------   -------------------
        FUND                                                          CLASS IA   CLASS IB   CLASS IA   CLASS IB
        ----                                                          --------   --------   --------   --------
        Hartford Advisers HLS Fund..................................    0.66%      0.91%      0.66%      0.91%
        Hartford Capital Appreciation HLS Fund......................    0.67       0.92       0.68       0.93
        Hartford Dividend and Growth HLS Fund.......................    0.67       0.92       0.67       0.92
        Hartford International Opportunities HLS Fund...............    0.74       0.99       0.74       0.99
        Hartford Money Market HLS Fund..............................    0.48       0.73       0.49       0.74
        Hartford Small Company HLS Fund.............................    0.70       0.95       0.72       0.97
        Hartford Stock HLS Fund.....................................    0.48       0.73       0.49       0.74
        Hartford Total Return Bond HLS Fund.........................    0.50       0.75       0.50       0.75

    f) Distribution Plan for Class IB shares -- Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each Fund compensates the Distributor, Hartford Security Distribution Company, Inc. (a wholly owned, ultimate subsidiary of Hartford Life, Inc.) from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

        The Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.  INVESTMENT TRANSACTIONS:

    For the six month period ended June 30, 2005, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

                                                                COST OF            SALES            COST OF            SALES
                                                               PURCHASES         PROCEEDS          PURCHASES         PROCEEDS
                                                               EXCLUDING         EXCLUDING            FOR               FOR
                                                            U.S. GOVERNMENT   U.S. GOVERNMENT   U.S. GOVERNMENT   U.S. GOVERNMENT
        FUND                                                  OBLIGATIONS       OBLIGATIONS       OBLIGATIONS       OBLIGATIONS
        ----                                                ---------------   ---------------   ---------------   ---------------
        Hartford Advisers HLS Fund........................    $2,776,593        $3,646,776        $  468,542        $  717,734
        Hartford Capital Appreciation HLS Fund............     6,969,966         7,177,214                --                --
        Hartford Dividend and Growth HLS Fund.............       878,280           614,232                --                --
        Hartford International Opportunities HLS Fund.....       660,051           664,254                --                --
        Hartford Small Company HLS Fund...................       454,434           581,706                --                --
        Hartford Stock HLS Fund...........................     2,174,591         2,616,710                --                --
        Hartford Total Return Bond HLS Fund...............     2,817,564         2,707,871         2,610,455         2,689,655

5.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with AICPA Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value per share of the Funds and are designed generally to present undistributed income and realized

--------------------------------------------------------------------------------

    gains on a tax basis which is considered to be more informative to the shareholder. As of December 31, 2004, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                                        ACCUMULATED
                                                                       ACCUMULATED     UNDISTRIBUTED
                                                                      UNDISTRIBUTED    NET REALIZED
                                                                      NET INVESTMENT   GAIN(LOSS) ON   PAID IN
        FUND                                                           INCOME(LOSS)     INVESTMENTS    CAPITAL
        ----                                                          --------------   -------------   -------
        Hartford Advisers HLS Fund..................................     $  1,682         $(4,503)     $(2,821)
        Hartford Capital Appreciation HLS Fund......................      (17,053)         17,057           (4)
        Hartford Dividend and Growth HLS Fund.......................         (729)            730           (1)
        Hartford International Opportunities HLS Fund...............       (4,554)          4,509           45
        Hartford Small Company HLS Fund.............................        4,946             383       (5,329)
        Hartford Stock HLS Fund.....................................         (954)            954           --
        Hartford Total Return Bond HLS Fund.........................        7,823          (9,199)       1,376

6.  CAPITAL LOSS CARRY FORWARD:

    At December 31, 2004, the following Funds had capital loss carryforwards for U.S. Federal Tax purposes of approximately:

                                                                                  YEAR OF
        FUND                                                           AMOUNT    EXPIRATION
        ----                                                          --------   ----------
        Hartford Advisers HLS Fund..................................  $ 71,341      2010
        Hartford Advisers HLS Fund..................................   433,487      2011
        Hartford International Opportunities HLS Fund...............     3,889      2008
        Hartford International Opportunities HLS Fund...............    81,748      2009
        Hartford International Opportunities HLS Fund...............   134,281      2010
        Hartford Small Company HLS Fund.............................    46,181      2009
        Hartford Small Company HLS Fund.............................   124,207      2010
        Hartford Stock HLS Fund.....................................    81,433      2009
        Hartford Stock HLS Fund.....................................   226,152      2010
        Hartford Stock HLS Fund.....................................   503,997      2011
        Hartford Total Return Bond HLS Fund.........................       650      2009

    Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of the Hartford Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund carry forward may apply.

    For the fiscal year ended December 31, 2004, the following Funds have elected to defer losses occurring between November 1, 2004 and December 31, 2004 as follows:

                                                                      CAPITAL LOSS   CURRENCY LOSS
        FUND                                                            DEFERRED       DEFERRED
        ----                                                          ------------   -------------
        Hartford Stock HLS Fund.....................................    $16,802           $--

    Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 2005.

7.  DISTRIBUTION TO SHAREHOLDERS:

    The tax character of distributions paid during 2005, if any, will be determined at the end of the year.

    The tax character of distributions paid during 2004 was as follows:

                                                                      ORDINARY   LONG-TERM CAPITAL     RETURN
        FUND                                                           INCOME          GAIN          OF CAPITAL
        ----                                                          --------   -----------------   ----------
        Hartford Advisers HLS Fund..................................  $228,776        $   --             $--
        Hartford Capital Appreciation HLS Fund......................    38,215            --             --
        Hartford Dividend and Growth HLS Fund.......................    75,534                           --
        Hartford International Opportunities HLS Fund...............     8,143            --             --
        Hartford Money Market HLS Fund..............................    15,755            --             --
        Hartford Stock HLS Fund.....................................    67,303            --             --
        Hartford Total Return Bond HLS Fund.........................   228,190         5,198             --

 HARTFORD SERIES FUND, INC.

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    As of December 31, 2004, the components of distributable earnings on tax basis were as follows:

                                                                                                          UNDISTRIBUTED
                                                                      UNDISTRIBUTED     UNDISTRIBUTED       UNREALIZED
                                                                        ORDINARY      LONG-TERM CAPITAL    APPRECIATION
        FUND                                                             INCOME             GAIN          (DEPRECIATION)
        ----                                                          -------------   -----------------   --------------
        Hartford Advisers HLS Fund..................................    $119,439          $     --          $  905,669
        Hartford Capital Appreciation HLS Fund......................      34,591           325,739           2,478,335
        Hartford Dividend and Growth HLS Fund.......................      21,461            80,412             893,618
        Hartford International Opportunities HLS Fund...............          48                --             188,954
        Hartford Small Company HLS Fund.............................          --                --             192,702
        Hartford Stock HLS Fund.....................................      35,593                --             496,228
        Hartford Total Return Bond HLS Fund.........................     123,726             4,486              58,187

    The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

8.  LINE OF CREDIT:

    The Funds, except for the Hartford Money Market HLS Fund, participate in a $650,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. During the six month period ended June 30, 2005, the Funds did not have any borrowings under this facility.

9.  FUND MERGERS:

    REORGANIZATION OF CERTAIN SERIES OF HARTFORD HLS SERIES FUND II, INC. At a special meeting of shareholders, held on April 20, 2004, shareholders of Hartford Multisector Bond HLS Fund approved a proposed Agreement and Plan of Reorganization between Hartford HLS Series Fund II, Inc. and the Hartford HLS Series Fund, Inc. (the "Plan").

    Hartford Multisector Bond HLS Fund merged into Hartford Total Return Bond HLS Fund.

    The Final shareholder voting results were as follows:

                                                                      SHARES VOTED FOR   SHARES VOTED AGAINST   SHARES ABSTAINED
                                                                      ----------------   --------------------   ----------------
        Hartford Multisector Bond HLS Fund..........................        399                   7                    42

    The mergers were accomplished by tax free exchanges as detailed below:

        HARTFORD TOTAL RETURN BOND HLS FUND                            CLASS IA    CLASS IB
        -----------------------------------                           ----------   --------
        Net assets of Hartford Multisector Bond on April 30, 2004...  $   24,948   $     --
        Hartford Multisector Bond shares exchanged..................       2,422         --
        Hartford Total Return Bond shares issued....................       2,088         --
        Net assets of Hartford Total Return Bond immediately before
          the merger................................................  $2,339,844   $825,823
        Net assets of Hartford Total Return Bond immediately after
          the merger................................................  $2,364,792   $825,823

    The Hartford Multisector Bond HLS Fund had the following unrealized appreciation (depreciation), accumulated net realized gains (losses) and capital stock as of April 30, 2004:

                                                                        UNREALIZED     ACCUMULATED
                                                                       APPRECIATION    NET REALIZED      CAPITAL
        FUND                                                          (DEPRECIATION)     (LOSSES)         STOCK
        ----                                                          --------------   ------------   -------------
        Hartford Multisector Bond HLS Fund                                 $(49)         $(1,170)        $26,167

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                         -----------------------------------------------------------------

                                                                   NET REALIZED
                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                         ---------   ----------   --------------   ----------   ----------
HARTFORD ADVISERS HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................  $23.04       $ 0.24        $ (0.09)       $  0.15       $(0.26)
 Class IB...............................   23.17         0.24          (0.11)          0.13        (0.25)
 For the Year Ended December 31, 2004
 Class IA...............................   22.67         0.51           0.33           0.84        (0.47)
 Class IB...............................   22.81         0.48           0.30           0.78        (0.42)
 For the Year Ended December 31, 2003
 Class IA...............................   19.59         0.42           3.18           3.60        (0.52)
 Class IB...............................   19.72         0.41           3.16           3.57        (0.48)
 For the Year Ended December 31, 2002
 Class IA...............................   23.44(5)      0.51(5)       (4.10)(5)      (3.59)(5)    (0.26)(5)
 Class IB...............................   23.60(5)      0.46(5)       (4.10)(5)      (3.64)(5)    (0.24)(5)
 For the Year Ended December 31, 2001
 Class IA...............................   26.65(5)      0.64(5)       (1.85)(5)      (1.21)(5)    (0.73)(5)
 Class IB...............................   26.63(5)      0.50(5)       (1.77)(5)      (1.27)(5)    (0.49)(5)
 For the Year Ended December 31, 2000
 Class IA...............................   29.65(5)      0.68(5)       (0.88)(5)      (0.20)(5)    (0.23)(5)
 Class IB...............................   29.66(5)      0.74(5)       (0.98)(5)      (0.24)(5)    (0.22)(5)
HARTFORD CAPITAL APPRECIATION HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................   53.43         0.21          (0.73)         (0.52)       (0.16)
 Class IB...............................   53.18         0.17          (0.75)         (0.58)       (0.11)
 For the Year Ended December 31, 2004
 Class IA...............................   44.91         0.35           8.34           8.69        (0.17)
 Class IB...............................   44.76         0.27           8.26           8.53        (0.11)
 For the Year Ended December 31, 2003
 Class IA...............................   31.70         0.26          13.17          13.43        (0.22)
 Class IB...............................   31.63         0.19          13.10          13.29        (0.16)
 For the Year Ended December 31, 2002
 Class IA...............................   39.75(5)      0.15(5)       (8.01)(5)      (7.86)(5)    (0.19)(5)
 Class IB...............................   39.68(5)      0.12(5)       (8.03)(5)      (7.91)(5)    (0.14)(5)
 For the Year Ended December 31, 2001
 Class IA...............................   59.26(5)      0.21(5)       (3.36)(5)      (3.15)(5)    (0.27)(5)
 Class IB...............................   59.23(5)      0.06(5)       (3.29)(5)      (3.23)(5)    (0.23)(5)
 For the Year Ended December 31, 2000
 Class IA...............................   60.95(5)      0.41(5)        7.57(5)        7.98(5)     (0.39)(5)
 Class IB...............................   60.98(5)     (0.77)(5)       8.64(5)        7.87(5)     (0.34)(5)
HARTFORD DIVIDEND AND GROWTH HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................   20.83         0.16          (0.31)         (0.15)       (0.05)
 Class IB...............................   20.76         0.16          (0.34)         (0.18)       (0.04)
 For the Year Ended December 31, 2004
 Class IA...............................   18.77         0.32           2.01           2.33        (0.27)
 Class IB...............................   18.72         0.27           2.00           2.27        (0.23)
 For the Year Ended December 31, 2003
 Class IA...............................   15.09         0.24           3.79           4.03        (0.25)
 Class IB...............................   15.07         0.21           3.76           3.97        (0.22)
 For the Year Ended December 31, 2002
 Class IA...............................   18.80(5)      0.25(5)       (3.64)(5)      (3.39)(5)    (0.23)(5)
 Class IB...............................   18.79(5)      0.24(5)       (3.66)(5)      (3.42)(5)    (0.21)(5)
 For the Year Ended December 31, 2001
 Class IA...............................   21.24(5)      0.31(5)       (1.14)(5)      (0.83)(5)    (0.30)(5)
 Class IB...............................   21.24(5)      0.39(5)       (1.25)(5)      (0.86)(5)    (0.28)(5)
 For the Year Ended December 31, 2000
 Class IA...............................   21.49(5)      0.35(5)        1.78(5)        2.13(5)     (0.34)(5)
 Class IB...............................   21.51(5)      0.40(5)        1.69(5)        2.09(5)     (0.32)(5)

                                                    -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                          -------------------------------------------------------------------------------------

                                          DIVIDENDS    DISTRIBUTIONS                                   NET INCREASE
                                          IN EXCESS      FROM NET                                       (DECREASE)    NET ASSET
                                            OF NET       REALIZED                                         IN NET      VALUE AT
                                          INVESTMENT     GAINS ON      DISTRIBUTIONS       TOTAL          ASSETS       END OF
                                            INCOME      INVESTMENTS    FROM CAPITAL    DISTRIBUTIONS      VALUE        PERIOD
                                          ----------   -------------   -------------   -------------   ------------   ---------
HARTFORD ADVISERS HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................     $ --         $    --         $    --         $(0.26)        $ (0.11)      $ 22.93(1)
 Class IB...............................       --              --              --          (0.25)          (0.12)        23.05
 For the Year Ended December 31, 2004
 Class IA...............................       --              --              --          (0.47)           0.37         23.04
 Class IB...............................       --              --              --          (0.42)           0.36         23.17
 For the Year Ended December 31, 2003
 Class IA...............................       --              --              --          (0.52)           3.08         22.67
 Class IB...............................       --              --              --          (0.48)           3.09         22.81
 For the Year Ended December 31, 2002
 Class IA...............................       --(5)           --(5)           --(5)       (0.26)(5)       (3.85)(5)     19.59(5)
 Class IB...............................       --(5)           --(5)           --(5)       (0.24)(5)       (3.88)(5)     19.72(5)
 For the Year Ended December 31, 2001
 Class IA...............................       --(5)        (1.27)(5)          --(5)       (2.00)(5)       (3.21)(5)     23.44(5)
 Class IB...............................       --(5)        (1.27)(5)          --(5)       (1.76)(5)       (3.03)(5)     23.60(5)
 For the Year Ended December 31, 2000
 Class IA...............................       --(5)        (2.57)(5)          --(5)       (2.80)(5)       (3.00)(5)     26.65(5)
 Class IB...............................       --(5)        (2.57)(5)          --(5)       (2.79)(5)       (3.03)(5)     26.63(5)
HARTFORD CAPITAL APPRECIATION HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................       --           (1.35)             --          (1.51)          (2.03)        51.40
 Class IB...............................       --           (1.35)             --          (1.46)          (2.04)        51.14
 For the Year Ended December 31, 2004
 Class IA...............................       --              --              --          (0.17)           8.52         53.43
 Class IB...............................       --              --              --          (0.11)           8.42         53.18
 For the Year Ended December 31, 2003
 Class IA...............................       --              --              --          (0.22)          13.21         44.91
 Class IB...............................       --              --              --          (0.16)          13.13         44.76
 For the Year Ended December 31, 2002
 Class IA...............................       --(5)           --(5)           --(5)       (0.19)(5)       (8.05)(5)     31.70(5)
 Class IB...............................       --(5)           --(5)           --(5)       (0.14)(5)       (8.05)(5)     31.63(5)
 For the Year Ended December 31, 2001
 Class IA...............................       --(5)       (16.09)(5)          --(5)      (16.36)(5)      (19.51)(5)     39.75(5)
 Class IB...............................       --(5)       (16.09)(5)          --(5)      (16.32)(5)      (19.55)(5)     39.68(5)
 For the Year Ended December 31, 2000
 Class IA...............................       --(5)        (9.28)(5)          --(5)       (9.67)(5)       (1.69)(5)     59.26(5)
 Class IB...............................       --(5)        (9.28)(5)          --(5)       (9.62)(5)       (1.75)(5)     59.23(5)
HARTFORD DIVIDEND AND GROWTH HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................       --           (0.29)             --          (0.34)          (0.49)        20.34
 Class IB...............................       --           (0.29)             --          (0.33)          (0.51)        20.25
 For the Year Ended December 31, 2004
 Class IA...............................       --              --              --          (0.27)           2.06         20.83
 Class IB...............................       --              --              --          (0.23)           2.04         20.76
 For the Year Ended December 31, 2003
 Class IA...............................       --           (0.10)             --          (0.35)           3.68         18.77
 Class IB...............................       --           (0.10)             --          (0.32)           3.65         18.72
 For the Year Ended December 31, 2002
 Class IA...............................       --(5)        (0.09)(5)          --(5)       (0.32)(5)       (3.71)(5)     15.09(5)
 Class IB...............................       --(5)        (0.09)(5)          --(5)       (0.30)(5)       (3.72)(5)     15.07(5)
 For the Year Ended December 31, 2001
 Class IA...............................       --(5)        (1.31)(5)          --(5)       (1.61)(5)       (2.44)(5)     18.80(5)
 Class IB...............................       --(5)        (1.31)(5)          --(5)       (1.59)(5)       (2.45)(5)     18.79(5)
 For the Year Ended December 31, 2000
 Class IA...............................       --(5)        (2.04)(5)          --(5)       (2.38)(5)       (0.25)(5)     21.24(5)
 Class IB...............................       --(5)        (2.04)(5)          --(5)       (2.36)(5)       (0.27)(5)     21.24(5)

                                               -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                          ---------------------------------------------------------------------------
                                                                      RATIO OF     RATIO OF     RATIO OF
                                                                      EXPENSES     EXPENSES       NET
                                                                     TO AVERAGE   TO AVERAGE   INVESTMENT
                                                       NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                          TOTAL         AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                          RETURN         PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                                          ------       -----------   ----------   ----------   ----------   ---------
HARTFORD ADVISERS HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................   0.67%(2)    $ 8,756,455      0.66%(1)     0.69%(1)      1.93%(1)     31%
 Class IB...............................   0.55(2)       1,381,198      0.91(1)      0.94(1)       1.68(1)      31
 For the Year Ended December 31, 2004
 Class IA...............................   3.74          9,699,374      0.67         0.67          2.16         36
 Class IB...............................   3.48          1,462,319      0.92         0.92          1.91         36
 For the Year Ended December 31, 2003
 Class IA...............................  18.49         10,358,449      0.67         0.67          2.03         48
 Class IB...............................  18.20          1,263,641      0.92         0.92          1.78         48
 For the Year Ended December 31, 2002
 Class IA...............................  (13.79)        9,249,397      0.67         0.67          2.29         47
 Class IB...............................  (13.99)          672,078      0.90         0.92          2.07         47
 For the Year Ended December 31, 2001
 Class IA...............................  (4.64)        11,836,564      0.66         0.66          2.51         34
 Class IB...............................  (4.81)           521,205      0.84         0.91          2.33         34
 For the Year Ended December 31, 2000
 Class IA...............................  (0.75)        13,430,507      0.66         0.66          2.47         40
 Class IB...............................  (0.92)           252,247      0.84         0.91          2.29         40
HARTFORD CAPITAL APPRECIATION HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................  (1.00)(2)     10,237,428      0.70(1)      0.70(1)       0.83(1)      55
 Class IB...............................  (1.12)(2)      2,514,861      0.95(1)      0.95(1)       0.58(1)      55
 For the Year Ended December 31, 2004
 Class IA...............................  19.36         10,751,945      0.70         0.70          0.77         89
 Class IB...............................  19.07          2,505,798      0.95         0.95          0.52         89
 For the Year Ended December 31, 2003
 Class IA...............................  42.38          8,912,749      0.69         0.69          0.77         94
 Class IB...............................  42.02          1,579,399      0.94         0.94          0.52         94
 For the Year Ended December 31, 2002
 Class IA...............................  (19.70)        6,240,859      0.69         0.69          0.64         94
 Class IB...............................  (19.88)          588,013      0.92         0.94          0.41         94
 For the Year Ended December 31, 2001
 Class IA...............................  (6.94)         8,734,600      0.68         0.68          0.57         92
 Class IB...............................  (7.10)           393,241      0.86         0.93          0.39         92
 For the Year Ended December 31, 2000
 Class IA...............................  13.22          9,581,897      0.66         0.66          0.64        108
 Class IB...............................  13.02            136,058      0.84         0.91          0.46        108
HARTFORD DIVIDEND AND GROWTH HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................  (0.74)(2)      4,777,056      0.68(1)      0.68(1)       1.68(1)      10%
 Class IB...............................  (0.86)(2)      1,459,446      0.93(1)      0.93(1)       1.44(1)      10
 For the Year Ended December 31, 2004
 Class IA...............................  12.42          4,719,663      0.68         0.68          1.73         27
 Class IB...............................  12.14          1,393,412      0.93         0.93          1.48         27
 For the Year Ended December 31, 2003
 Class IA...............................  26.80          3,927,415      0.69         0.69          1.61         31
 Class IB...............................  26.48            902,779      0.94         0.94          1.36         31
 For the Year Ended December 31, 2002
 Class IA...............................  (14.23)        2,810,625      0.69         0.69          1.56         43
 Class IB...............................  (14.42)          327,617      0.92         0.94          1.33         43
 For the Year Ended December 31, 2001
 Class IA...............................  (4.04)         3,190,773      0.68         0.68          1.66         61
 Class IB...............................  (4.21)           153,848      0.86         0.93          1.48         61
 For the Year Ended December 31, 2000
 Class IA...............................  10.95          3,189,857      0.68         0.68          1.70         59
 Class IB...............................  10.75             35,415      0.86         0.93          1.52         59

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

                                         -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                         -----------------------------------------------------------------

                                                                   NET REALIZED
                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                         ---------   ----------   --------------   ----------   ----------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................  $11.86       $ 0.11        $ (0.18)       $ (0.07)      $   --
 Class IB...............................   11.83         0.11          (0.19)         (0.08)          --
 For the Year Ended December 31, 2004
 Class IA...............................   10.11         0.10           1.73           1.83        (0.08)
 Class IB...............................   10.09         0.08           1.72           1.80        (0.06)
 For the Year Ended December 31, 2003
 Class IA...............................    7.66         0.09           2.44           2.53        (0.08)
 Class IB...............................    7.66         0.07           2.43           2.50        (0.07)
 For the Year Ended December 31, 2002
 Class IA...............................    9.53(5)      0.17(5)       (1.94)(5)      (1.77)(5)    (0.10)(5)
 Class IB...............................    9.51(5)      0.14(5)       (1.91)(5)      (1.77)(5)    (0.08)(5)
 For the Year Ended December 31, 2001
 Class IA...............................   13.64(5)      0.12(5)       (2.61)(5)      (2.49)(5)    (0.01)(5)
 Class IB...............................   13.65(5)      0.12(5)       (2.63)(5)      (2.51)(5)    (0.02)(5)
 For the Year Ended December 31, 2000
 Class IA...............................   18.76(5)      0.18(5)       (3.14)(5)      (2.96)(5)    (0.23)(5)
 Class IB...............................   18.76(5)      0.25(5)       (3.24)(5)      (2.99)(5)    (0.19)(5)
HARTFORD MONEY MARKET HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................    1.00         0.01             --           0.01        (0.01)
 Class IB...............................    1.00         0.01             --           0.01        (0.01)
 For the Year Ended December 31, 2004
 Class IA...............................    1.00           --             --             --           --
 Class IB...............................    1.00           --             --             --           --
 For the Year Ended December 31, 2003
 Class IA...............................    1.00         0.01             --           0.01        (0.01)
 Class IB...............................    1.00           --             --             --           --
 For the Year Ended December 31, 2002
 Class IA...............................    1.00         0.01             --           0.01        (0.01)
 Class IB...............................    1.00         0.01             --           0.01        (0.01)
 For the Year Ended December 31, 2001
 Class IA...............................    1.00         0.04             --           0.04        (0.04)
 Class IB...............................    1.00         0.04             --           0.04        (0.04)
 For the Year Ended December 31, 2000
 Class IA...............................    1.00         0.06             --           0.06        (0.06)
 Class IB...............................    1.00         0.06             --           0.06        (0.06)
HARTFORD SMALL COMPANY HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................   16.25        (0.01)          0.69           0.68           --
 Class IB...............................   16.06        (0.01)          0.66           0.65           --
 For the Year Ended December 31, 2004
 Class IA...............................   14.49        (0.07)          1.83           1.76           --
 Class IB...............................   14.35        (0.09)          1.80           1.71           --
 For the Year Ended December 31, 2003
 Class IA...............................    9.29        (0.04)          5.24           5.20           --
 Class IB...............................    9.23        (0.04)          5.16           5.12           --
 For the Year Ended December 31, 2002
 Class IA...............................   13.32(5)     (0.08)(5)      (3.95)(5)      (4.03)(5)       --(5)
 Class IB...............................   13.26(5)     (0.06)(5)      (3.97)(5)      (4.03)(5)       --(5)
 For the Year Ended December 31, 2001
 Class IA...............................   16.87(5)      0.01(5)       (2.53)(5)      (2.52)(5)       --(5)
 Class IB...............................   16.83(5)     (0.01)(5)      (2.53)(5)      (2.54)(5)       --(5)
 For the Year Ended December 31, 2000
 Class IA...............................   21.88(5)      0.03(5)       (2.54)(5)      (2.51)(5)       --(5)
 Class IB...............................   21.87(5)      0.03(5)       (2.57)(5)      (2.54)(5)       --(5)

                                                    -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                          -------------------------------------------------------------------------------------

                                          DIVIDENDS    DISTRIBUTIONS                                   NET INCREASE
                                          IN EXCESS      FROM NET                                       (DECREASE)    NET ASSET
                                            OF NET       REALIZED                                         IN NET      VALUE AT
                                          INVESTMENT     GAINS ON      DISTRIBUTIONS       TOTAL          ASSETS       END OF
                                            INCOME      INVESTMENTS    FROM CAPITAL    DISTRIBUTIONS      VALUE        PERIOD
                                          ----------   -------------   -------------   -------------   ------------   ---------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................     $ --         $    --         $    --         $   --         $ (0.07)      $ 11.79
 Class IB...............................       --              --              --             --           (0.08)        11.75
 For the Year Ended December 31, 2004
 Class IA...............................       --              --              --          (0.08)           1.75         11.86
 Class IB...............................       --              --              --          (0.06)           1.74         11.83
 For the Year Ended December 31, 2003
 Class IA...............................       --              --              --          (0.08)           2.45         10.11
 Class IB...............................       --              --              --          (0.07)           2.43         10.09
 For the Year Ended December 31, 2002
 Class IA...............................       --(5)           --(5)           --(5)       (0.10)(5)       (1.87)(5)      7.66(5)
 Class IB...............................       --(5)           --(5)           --(5)       (0.08)(5)       (1.85)(5)      7.66(5)
 For the Year Ended December 31, 2001
 Class IA...............................       --(5)        (1.61)(5)          --(5)       (1.62)(5)       (4.11)(5)      9.53(5)
 Class IB...............................       --(5)        (1.61)(5)          --(5)       (1.63)(5)       (4.14)(5)      9.51(5)
 For the Year Ended December 31, 2000
 Class IA...............................       --(5)        (1.93)(5)          --(5)       (2.16)(5)       (5.12)(5)     13.64(5)
 Class IB...............................       --(5)        (1.93)(5)          --(5)       (2.12)(5)       (5.11)(5)     13.65(5)
HARTFORD MONEY MARKET HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................       --              --              --          (0.01)             --          1.00
 Class IB...............................       --              --              --          (0.01)             --          1.00
 For the Year Ended December 31, 2004
 Class IA...............................       --              --              --             --              --          1.00
 Class IB...............................       --              --              --             --              --          1.00
 For the Year Ended December 31, 2003
 Class IA...............................       --              --              --          (0.01)             --          1.00
 Class IB...............................       --              --              --             --              --          1.00
 For the Year Ended December 31, 2002
 Class IA...............................       --              --              --          (0.01)             --          1.00
 Class IB...............................       --              --              --          (0.01)             --          1.00
 For the Year Ended December 31, 2001
 Class IA...............................       --              --              --          (0.04)             --          1.00
 Class IB...............................       --              --              --          (0.04)             --          1.00
 For the Year Ended December 31, 2000
 Class IA...............................       --              --              --          (0.06)             --          1.00
 Class IB...............................       --              --              --          (0.06)             --          1.00
HARTFORD SMALL COMPANY HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................       --              --              --             --            0.68         16.93
 Class IB...............................       --              --                             --            0.65         16.71
 For the Year Ended December 31, 2004
 Class IA...............................       --              --              --             --            1.76         16.25
 Class IB...............................       --              --                             --            1.71         16.06
 For the Year Ended December 31, 2003
 Class IA...............................       --              --              --             --            5.20         14.49
 Class IB...............................       --              --              --             --            5.12         14.35
 For the Year Ended December 31, 2002
 Class IA...............................       --(5)           --(5)           --(5)          --(5)        (4.03)(5)      9.29(5)
 Class IB...............................       --(5)           --(5)           --(5)          --(5)        (4.03)(5)      9.23(5)
 For the Year Ended December 31, 2001
 Class IA...............................       --(5)        (1.03)(5)          --(5)       (1.03)(5)       (3.55)(5)     13.32(5)
 Class IB...............................       --(5)        (1.03)(5)          --(5)       (1.03)(5)       (3.57)(5)     13.26(5)
 For the Year Ended December 31, 2000
 Class IA...............................       --(5)        (2.50)(5)          --(5)       (2.50)(5)       (5.01)(5)     16.87(5)
 Class IB...............................       --(5)        (2.50)(5)          --(5)       (2.50)(5)       (5.04)(5)     16.83(5)

                                               -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                          ---------------------------------------------------------------------------
                                                                      RATIO OF     RATIO OF     RATIO OF
                                                                      EXPENSES     EXPENSES       NET
                                                                     TO AVERAGE   TO AVERAGE   INVESTMENT
                                                       NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                          TOTAL         AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                          RETURN         PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                                          ------       -----------   ----------   ----------   ----------   ---------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................  (0.53)%(2)   $ 1,070,708      0.79%(1)     0.79%(1)      1.88%(1)     53%
 Class IB...............................  (0.66)(2)        266,889      1.04(1)      1.04(1)       1.63(1)      53
 For the Year Ended December 31, 2004
 Class IA...............................  18.08          1,054,884      0.80         0.80          1.13        142
 Class IB...............................  17.79            247,752      1.05         1.05          0.88        142
 For the Year Ended December 31, 2003
 Class IA...............................  33.10            823,760      0.83         0.83          1.08        144
 Class IB...............................  32.76             76,246      1.08         1.08          0.83        144
 For the Year Ended December 31, 2002
 Class IA...............................  (17.93)          646,903      0.81         0.81          1.23        161
 Class IB...............................  (18.12)           26,641      1.04         1.06          1.00        161
 For the Year Ended December 31, 2001
 Class IA...............................  (18.73)          941,934      0.81         0.81          1.10        144
 Class IB...............................  (18.88)           22,277      0.99         1.06          0.92        144
 For the Year Ended December 31, 2000
 Class IA...............................  (17.10)        1,326,609      0.78         0.78          1.16        159
 Class IB...............................  (17.25)           18,682      0.96         1.03          0.98        159
HARTFORD MONEY MARKET HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................   1.14(2)       1,324,791      0.49(1)      0.49(1)       2.28(1)      --
 Class IB...............................   1.01(2)         264,009      0.74(1)      0.74(1)       2.03(1)      --
 For the Year Ended December 31, 2004
 Class IA...............................   0.94          1,294,525      0.48         0.48          0.93         --
 Class IB...............................   0.69            252,808      0.73         0.73          0.68         --
 For the Year Ended December 31, 2003
 Class IA...............................   0.75          1,609,439      0.49         0.49          0.75         --
 Class IB...............................   0.50            240,930      0.74         0.74          0.50         --
 For the Year Ended December 31, 2002
 Class IA...............................   1.47          2,319,456      0.49         0.49          1.43         --
 Class IB...............................   1.24            261,914      0.72         0.74          1.20         --
 For the Year Ended December 31, 2001
 Class IA...............................   3.87          1,867,520      0.48         0.48          3.58         --
 Class IB...............................   3.68            152,129      0.66         0.73          3.40         --
 For the Year Ended December 31, 2000
 Class IA...............................   6.10          1,242,275      0.48         0.48          5.91         --
 Class IB...............................   5.91             36,270      0.66         0.73          5.73         --
HARTFORD SMALL COMPANY HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................   4.18(2)         879,746      0.76(1)      0.76(1)      (0.15)(1)     43
 Class IB...............................   4.05(2)         203,748      1.01(1)      1.01(1)      (0.40)(1)     43
 For the Year Ended December 31, 2004
 Class IA...............................  12.18            904,912      0.75         0.75         (0.41)       141
 Class IB...............................  11.90            230,452      1.00         1.00         (0.66)       141
 For the Year Ended December 31, 2003
 Class IA...............................  55.87            851,283      0.76         0.76         (0.49)       171
 Class IB...............................  55.48            190,456      1.01         1.01         (0.74)       171
 For the Year Ended December 31, 2002
 Class IA...............................  (30.23)          495,074      0.77         0.77         (0.30)       222
 Class IB...............................  (30.39)           66,378      1.00         1.02         (0.53)       222
 For the Year Ended December 31, 2001
 Class IA...............................  (14.92)          745,253      0.76         0.76          0.03        227
 Class IB...............................  (15.07)           59,371      0.94         1.01         (0.15)       227
 For the Year Ended December 31, 2000
 Class IA...............................  (13.12)          908,886      0.74         0.74            --        195
 Class IB...............................  (13.28)           40,967      0.92         0.99         (0.18)       195

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                         -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                         -----------------------------------------------------------------

                                                                   NET REALIZED
                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                         ---------   ----------   --------------   ----------   ----------
HARTFORD STOCK HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................  $45.72       $ 0.31        $ (0.44)       $ (0.13)      $(0.28)
 Class IB...............................   45.59         0.29          (0.48)         (0.19)       (0.24)
 For the Year Ended December 31, 2004
 Class IA...............................   44.37         0.74           1.10           1.84        (0.49)
 Class IB...............................   44.29         0.64           1.08           1.72        (0.42)
 For the Year Ended December 31, 2003
 Class IA...............................   35.46         0.46           8.93           9.39        (0.48)
 Class IB...............................   35.42         0.38           8.88           9.26        (0.39)
 For the Year Ended December 31, 2002
 Class IA...............................   47.36(5)      0.43(5)      (11.94)(5)     (11.51)(5)    (0.39)(5)
 Class IB...............................   47.31(5)      0.38(5)      (11.95)(5)     (11.57)(5)    (0.32)(5)
 For the Year Ended December 31, 2001
 Class IA...............................   58.80(5)      0.41(5)       (7.42)(5)      (7.01)(5)    (0.38)(5)
 Class IB...............................   58.79(5)      0.46(5)       (7.57)(5)      (7.11)(5)    (0.32)(5)
 For the Year Ended December 31, 2000
 Class IA...............................   71.47(5)      0.39(5)       (5.00)(5)      (4.61)(5)    (0.41)(5)
 Class IB...............................   71.51(5)      0.74(5)       (5.47)(5)      (4.72)(5)    (0.34)(5)
HARTFORD TOTAL RETURN BOND HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................   11.94         0.20           0.10           0.30        (0.39)
 Class IB...............................   11.86         0.21           0.06           0.27        (0.36)
 For the Year Ended December 31, 2004
 Class IA...............................   12.32         0.40           0.12           0.52        (0.58)
 Class IB...............................   12.25         0.45           0.04           0.49        (0.56)
 For the Year Ended December 31, 2003
 Class IA...............................   11.95         0.36           0.57           0.93        (0.50)
 Class IB...............................   11.90         0.40           0.50           0.90        (0.49)
 For the Year Ended December 31, 2002
 Class IA...............................   11.46(5)      0.56(5)       (0.01)(5)       0.55(5)     (0.05)(5)
 Class IB...............................   11.43(5)      0.46(5)        0.07(5)        0.53(5)     (0.05)(5)
 For the Year Ended December 31, 2001
 Class IA...............................   11.08(5)      0.46(5)        0.48(5)        0.94(5)     (0.56)(5)
 Class IB...............................   11.07(5)      0.41(5)        0.50(5)        0.91(5)     (0.55)(5)
 For the Year Ended December 31, 2000
 Class IA...............................    9.94(5)      0.69(5)        0.50(5)        1.19(5)     (0.05)(5)
 Class IB...............................    9.95(5)      0.61(5)        0.56(5)        1.17(5)     (0.05)(5)

                                                    -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                          -------------------------------------------------------------------------------------

                                          DIVIDENDS    DISTRIBUTIONS                                   NET INCREASE
                                          IN EXCESS      FROM NET                                       (DECREASE)    NET ASSET
                                            OF NET       REALIZED                                         IN NET      VALUE AT
                                          INVESTMENT     GAINS ON      DISTRIBUTIONS       TOTAL          ASSETS       END OF
                                            INCOME      INVESTMENTS    FROM CAPITAL    DISTRIBUTIONS      VALUE        PERIOD
                                          ----------   -------------   -------------   -------------   ------------   ---------
HARTFORD STOCK HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................     $ --         $    --         $    --         $(0.28)        $ (0.41)      $ 45.31
 Class IB...............................       --              --              --          (0.24)          (0.43)        45.16
 For the Year Ended December 31, 2004
 Class IA...............................       --              --              --          (0.49)           1.35         45.72
 Class IB...............................       --              --              --          (0.42)           1.30         45.59
 For the Year Ended December 31, 2003
 Class IA...............................       --              --              --          (0.48)           8.91         44.37
 Class IB...............................       --              --              --          (0.39)           8.87         44.29
 For the Year Ended December 31, 2002
 Class IA...............................       --(5)           --(5)           --(5)       (0.39)(5)      (11.90)(5)     35.46(5)
 Class IB...............................       --(5)           --(5)           --(5)       (0.32)(5)      (11.89)(5)     35.42(5)
 For the Year Ended December 31, 2001
 Class IA...............................       --(5)        (4.05)(5)          --(5)       (4.43)(5)      (11.44)(5)     47.36(5)
 Class IB...............................       --(5)        (4.05)(5)          --(5)       (4.37)(5)      (11.48)(5)     47.31(5)
 For the Year Ended December 31, 2000
 Class IA...............................       --(5)        (7.65)(5)          --(5)       (8.06)(5)      (12.67)(5)     58.80(5)
 Class IB...............................       --(5)        (7.66)(5)          --(5)       (8.00)(5)      (12.72)(5)     58.79(5)
HARTFORD TOTAL RETURN BOND HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................       --           (0.04)             --          (0.43)          (0.13)        11.81
 Class IB...............................       --           (0.04)             --          (0.40)          (0.13)        11.73
 For the Year Ended December 31, 2004
 Class IA...............................       --           (0.32)             --          (0.90)          (0.38)        11.94
 Class IB...............................       --           (0.32)             --          (0.88)          (0.39)        11.86
 For the Year Ended December 31, 2003
 Class IA...............................       --           (0.06)             --          (0.56)           0.37         12.32
 Class IB...............................       --           (0.06)             --          (0.55)           0.35         12.25
 For the Year Ended December 31, 2002
 Class IA...............................       --(5)        (0.01)(5)          --(5)       (0.06)(5)        0.49(5)      11.95(5)
 Class IB...............................       --(5)        (0.01)(5)          --(5)       (0.06)(5)        0.47(5)      11.90(5)
 For the Year Ended December 31, 2001
 Class IA...............................       --(5)           --(5)           --(5)       (0.56)(5)        0.38(5)      11.46(5)
 Class IB...............................       --(5)           --(5)           --(5)       (0.55)(5)        0.36(5)      11.43(5)
 For the Year Ended December 31, 2000
 Class IA...............................       --(5)           --(5)           --(5)       (0.05)(5)        1.14(5)      11.08(5)
 Class IB...............................       --(5)           --(5)           --(5)       (0.05)(5)        1.12(5)      11.07(5)

                                               -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                          ---------------------------------------------------------------------------
                                                                      RATIO OF     RATIO OF     RATIO OF
                                                                      EXPENSES     EXPENSES       NET
                                                                     TO AVERAGE   TO AVERAGE   INVESTMENT
                                                       NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                                          TOTAL         AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                                          RETURN         PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                                          ------       -----------   ----------   ----------   ----------   ---------
HARTFORD STOCK HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................  (0.31)%(2)   $ 5,160,974      0.50%(1)     0.50%(1)      1.26%(1)     37%
 Class IB...............................  (0.43)(2)        731,067      0.75(1)      0.75(1)       1.01(1)      37
 For the Year Ended December 31, 2004
 Class IA...............................   4.17          5,657,942      0.49         0.49          1.61         30
 Class IB...............................   3.91            718,293      0.74         0.74          1.36         30
 For the Year Ended December 31, 2003
 Class IA...............................  26.47          6,014,675      0.49         0.49          1.18         37
 Class IB...............................  26.16            562,979      0.74         0.74          0.93         37
 For the Year Ended December 31, 2002
 Class IA...............................  (24.25)        5,094,276      0.49         0.49          0.97         44
 Class IB...............................  (24.42)          296,767      0.72         0.74          0.75         44
 For the Year Ended December 31, 2001
 Class IA...............................  (12.23)        7,834,643      0.49         0.49          0.80         39
 Class IB...............................  (12.39)          271,475      0.67         0.74          0.62         39
 For the Year Ended December 31, 2000
 Class IA...............................  (7.04)         9,590,018      0.48         0.48          0.64         40
 Class IB...............................  (7.21)           136,077      0.66         0.73          0.46         40
HARTFORD TOTAL RETURN BOND HLS FUND
 For the Six Month Period Ended
  June 30, 2005 (Unaudited)
 Class IA...............................   2.51(2)       2,645,196      0.50(1)      0.50(1)       3.94(1)     131
 Class IB...............................   2.38(2)       1,082,135      0.75(1)      0.75(1)       3.69(1)     131
 For the Year Ended December 31, 2004
 Class IA...............................   4.62          2,507,021      0.50         0.50          3.72        164
 Class IB...............................   4.36            991,065      0.75         0.75          3.47        164
 For the Year Ended December 31, 2003
 Class IA...............................   7.85          2,332,343      0.50         0.50          3.74        215
 Class IB...............................   7.58            734,768      0.75         0.75          3.49        215
 For the Year Ended December 31, 2002
 Class IA...............................  10.08          2,145,266      0.51         0.51          5.58        108
 Class IB...............................   9.83            382,864      0.75         0.76          5.34        108
 For the Year Ended December 31, 2001
 Class IA...............................   8.68          1,549,698      0.51         0.51          5.87        185
 Class IB...............................   8.49            152,254      0.69         0.76          5.69        185
 For the Year Ended December 31, 2000
 Class IA...............................  11.99          1,033,043      0.52         0.52          6.54        169
 Class IB...............................  11.79             31,551      0.70         0.77          6.36        169

---------------

(1) Annualized

(2) Not annualized

(3) Ratios do not reflect reduction for expense offsets (see Note 3(e)).

(4) Information presented relates to a share of capital stock outstanding for the indicated period.

(5) Per shares amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.

(6) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. each have a Board of Directors that elects officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation or retirement, or until his or her successor is elected and qualifies.

Each officer and three of the funds' directors, as noted in the chart below, are "interested" persons of the funds, as defined in Section 2(a)(19) of the Investment Company Act of 1940, by virtue of an affiliation with, as equity ownership of, HL Advisors or other affiliated companies. Except for Mr. Znamierowski and Ms. Jaffee, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 80 funds. Mr. Znamierowski oversees 62 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Ms. Jaffee oversees 63 funds and serves as a director only for The Hartford Mutual Funds, Inc., Hartford Series Fund, Inc. and The Hartford Income Shares Fund, Inc. Currently, all of the funds have the same officers. Correspondence may be sent to directors and officers c/o Hartford HLS Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Ms. Settimi may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the funds, date first elected or appointed to Hartford Series Fund, Inc. ("SF") and Hartford HLS Series Fund II, Inc. ("SF2"), principal occupation, and, for directors, other directorships held.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) includes additional information about fund directors, and is available upon request without charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 59) Director since 2003
     Chairman of the Litigation Committee; Co-Chairman of the Investment
     Committee
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of the The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

ROBERT M. GAVIN, JR.(age 65) Director since 2002 (SF) and 1986 (SF2), Chairman of the Board
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

DUANE E. HILL (age 60) Director since 2001 (SF) and 2002 (SF2), Chairman of the Nominating Committee
     Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

SANDRA S. JAFFEE (age 63) Director(1) since 2005(SF)
     Ms. Jaffee is an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank's Global Securities Services (1995-2003).

PHILLIP O. PETERSON (age 60) Director since 2002 (SF) and 2000 (SF2), Chairman of the Audit Committee
     Mr. Peterson is a mutual fund industry consultant. From January 2004 to April 2005, Mr. Peterson served as Independent President of Strong Mutual Funds. Mr. Peterson was a partner of KPMG LLP until July 1999.

---------------
(1) Director of Hartford Series Fund, Inc. only. Ms. Jaffee is a consultant for a controlling shareholder of Institutional Shareholder Services, Inc. an unaffiliated third party corporate governance research service company ("ISS"), and serves as a director of ISS and as a member of the Executive Committee of the board of directors of ISS. From time to time, ISS may provide in-depth analyses of shareholder meeting agendas, vote recommendations, record-keeping or vote disclosure services to one or more of the sub-advisers to the Funds.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 47) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life, Inc. Mr. Marra was named President of Hartford Life, Inc. in 2001 and Chief Operating Officer in 2000, and served as Director of Hartford Life Inc.'s Investment Products Division from 1998 to 2000. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors").

LOWNDES A. SMITH (age 65) Director since 1996 (SF) and 2002 (SF2) Co-Chairman of the Investment Committee
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of Hartford Life Insurance Company from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group Ltd. since November 2003.

DAVID M. ZNAMIEROWSKI (age 45) Director since 1999 (SF), President since 1999
(SF) and 2001 (SF2)(2)
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment Management"), Executive Vice President and Chief Investment Officer of Hartford Life and Executive Vice President and Chief Investment Officer of The Hartford. Mr. Znamierowski is also a Managing Member and Executive Vice President of HISFCO and HL Advisors.

OTHER OFFICERS

WILLIAM H. DAVISON, JR. (age 48) Vice President since 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment Management. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 47) Vice President since 2002 (SF) and 1993 (SF2), Controller and Treasurer since 2004
     Ms. Fagely has been a Vice President of Hartford Administrative Services Company ("HASCO") since 1998. Prior to 1998, she was Second Vice President of HASCO. Ms. Fagely is a Vice President of Hartford Life Insurance Company, where she served as Assistant Vice President from December 2001 through May 2005. In addition, she is Controller of HIFSCO.

MARY JANE FORTIN (age 40) Vice President since 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life Insurance Company. She also serves as Vice President of HL Advisors and HIFSCO. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 53) Vice President since 1996 (SF) and 2001 (SF2), Chief Compliance Officer since 2004
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company. In addition, he serves as Chief Broker/Dealer Compliance Officer for HIFSCO.

STEPHEN T. JOYCE (age 46) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Solutions Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors.

---------------
(2) From February 1, 2005 to March 27, 2005, John C. Walters served as President and Chief Executive Officer of the Companies.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

EDWARD P. MACDONALD (age 38) Vice President and Secretary since 2005
     Mr. Macdonald serves as Assistant General Counsel of The Hartford. Prior to joining The Hartford in 2005, Mr. Macdonald was with Prudential Financial (formerly American Skandia Investment Services, Inc.) where he served as Chief Counsel, Investment Management (July 2002 to March 2005); Senior Counsel, Securities (September 2000 to June 2002); Counsel (December 1999 to August 2000) ; and Senior Associate of Counsel (April 1999 to December
     1999).

DENISE A. SETTIMI (age 44) Vice President since 2005
     Ms. Settimi currently serves as Assistant Vice President Securities Operations of HASCO. Previously, Ms. Settimi was with American Express Financial Advisors, where she was Director of Retirement Plan Services from 1997 to 2003.

JOHN C. WALTERS (age 43) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and a record of how the Funds voted any proxies for the twelve month period ended June 30, 2005, is available
(1) without charge, upon request, by calling 1-800-862-6668 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available (1) without charge, upon request, by calling 1-800-862-6668 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements for each of the Funds at a meeting held on July 27-28, 2004, is currently available in the Funds' Statement of Additional Information.

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

 EXPENSE EXAMPLE
--------------------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first three columns of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second three columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Expenses are equal to the Fund's annualized expense ratio(s) multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

--------------------------------------------------------------------------------

                                                                                  HYPOTHETICAL (5% RETURN BEFORE
                                                 ACTUAL RETURN                               EXPENSES)
                                    ---------------------------------------   ---------------------------------------
                                                                 EXPENSES                                  EXPENSES
                                                               PAID DURING                               PAID DURING
                                     BEGINNING      ENDING        PERIOD       BEGINNING      ENDING        PERIOD
                                      ACCOUNT       ACCOUNT    DECEMBER 31,     ACCOUNT       ACCOUNT    DECEMBER 31,
                                       VALUE         VALUE     2004 THROUGH      VALUE         VALUE     2004 THROUGH   ANNUALIZED
                                    DECEMBER 31,   JUNE 30,      JUNE 30,     DECEMBER 31,   JUNE 30,      JUNE 30,      EXPENSE
                                        2004         2005          2005           2004         2005          2005         RATIO
                                    ------------   ---------   ------------   ------------   ---------   ------------   ----------
HARTFORD ADVISERS HLS FUND
  Class IA.........................    $1,000      $1,003.43      $3.28          $1,000      $1,021.52      $3.31          0.66%
  Class IB.........................    $1,000      $1,000.99      $4.51          $1,000      $1,020.28      $4.56          0.91%
HARTFORD CAPITAL APPRECIATION HLS FUND
  Class IA.........................    $1,000      $  986.53      $3.45          $1,000      $1,021.32      $3.51          0.70%
  Class IB.........................    $1,000      $  984.09      $4.67          $1,000      $1,020.08      $4.76          0.95%
HARTFORD DIVIDEND AND GROWTH HLS FUND
  Class IA.........................    $1,000      $  989.23      $3.35          $1,000      $1,021.42      $3.41          0.68%
  Class IB.........................    $1,000      $  986.79      $4.58          $1,000      $1,020.18      $4.66          0.93%
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  Class IA.........................    $1,000      $  990.78      $3.90          $1,000      $1,020.88      $3.96          0.79%
  Class IB.........................    $1,000      $  988.24      $5.13          $1,000      $1,019.64      $5.21          1.04%
HARTFORD MONEY MARKET HLS FUND
  Class IA.........................    $1,000      $1,008.97      $2.44          $1,000      $1,022.36      $2.46          0.49%
  Class IB.........................    $1,000      $1,006.43      $3.68          $1,000      $1,021.12      $3.71          0.74%
HARTFORD SMALL COMPANY HLS FUND
  Class IA.........................    $1,000      $1,038.03      $3.84          $1,000      $1,021.03      $3.81          0.76%
  Class IB.........................    $1,000      $1,035.49      $5.10          $1,000      $1,019.79      $5.06          1.01%
HARTFORD STOCK HLS FUND
  Class IA.........................    $1,000      $  994.42      $2.47          $1,000      $1,022.32      $2.51          0.50%
  Class IB.........................    $1,000      $  991.98      $3.70          $1,000      $1,021.08      $3.76          0.75%
HARTFORD TOTAL RETURN BOND HLS FUND
  Class IA.........................    $1,000      $1,022.62      $2.51          $1,000      $1,022.32      $2.51          0.50%
  Class IB.........................    $1,000      $1,020.08      $3.76          $1,000      $1,021.08      $3.76          0.75%


                                     DAYS IN THE
                                     CURRENT 1/2   DAYS IN THE
                                        YEAR        FULL YEAR
                                     -----------   -----------
HARTFORD ADVISERS HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD CAPITAL APPRECIATION HLS F
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD DIVIDEND AND GROWTH HLS FU
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD INTERNATIONAL OPPORTUNITIE
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD MONEY MARKET HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD SMALL COMPANY HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD STOCK HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365
HARTFORD TOTAL RETURN BOND HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

                               SEMI-ANNUAL REPORT






                            (HARTFORD LEADERS LOGO)
                                    HARTFORD
                                    LEADERS
                    suite of tax-deferred variable annuities






                        HARTFORD LIFE INSURANCE COMPANY
                   HARTFORD LIFE & ANNUITY INSURANCE COMPANY
                                 JUNE 30, 2005

ARE NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY   MAY LOSE VALUE
ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

                                                           [STRIKE THROUGH FDIC]
                                                           [STRIKE THROUGH BANK]

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
COMMERCIAL PAPER -- 66.7%
 $21,500    Alliance & Leicester
              2.77% due 07/06/05..............................  $   21,492
  21,500    Alliance & Leicester
              3.09% due 09/08/05..............................      21,373
  21,500    American Express Credit Corp.
              3.08% due 07/11/05..............................      21,482
  23,190    American Express Credit Corp.
              3.406% due 05/16/06.............................      23,223
  21,500    American General Finance Corp.
              3.11% due 07/12/05..............................      21,480
  21,500    American General Finance Corp.
              3.24% due 08/25/05..............................      21,394
  20,000    Amsterdam Funding Corp.
              3.08% due 07/08/05..............................      19,988
  24,000    Amsterdam Funding Corp.
              3.12% due 07/19/05..............................      23,963
  21,500    Anz Delaware, Inc.
              3.09% due 07/21/05..............................      21,463
  21,500    Barton Capital Corp.
              3.06% due 07/07/05..............................      21,489
  23,000    Barton Capital Corp.
              3.12% due 07/14/05..............................      22,974
  20,000    Bear Stearns Cos., Inc. (The)
              3.33% due 07/06/05..............................      19,991
  17,400    Bear Stearns Cos., Inc. (The)
              3.68% due 06/19/06..............................      17,447
  21,500    Britnnia Building Society
              3.17% due 08/11/05..............................      21,422
  21,500    Britnnia Building Society
              3.27% due 09/02/05..............................      21,377
  21,500    Cafco, LLC
              3.22% due 08/24/05..............................      21,396
  23,000    Cafco, LLC
              3.32% due 09/12/05..............................      22,845
  34,500    Cargill, Inc.
              2.82% due 07/18/05..............................      34,454
  43,000    Countrywide Financial Corp.
              3.41% due 07/01/05..............................      43,000
  21,500    HSBC Finance Corp.
              3.08% due 07/08/05..............................      21,487
  23,000    Morgan Stanley Dean Witter & Co.
              3.26% due 08/16/05..............................      22,904
  17,370    Morgan Stanley Dean Witter & Co.
              3.36% due 07/01/05..............................      17,370
  23,000    Morgan Stanley Dean Witter & Co.
              3.38% due 09/19/05..............................      22,827
  21,500    Nordea North America, Inc.
              3.05% due 08/09/05..............................      21,429
  21,500    Nordea North America, Inc.
              3.26% due 09/06/05..............................      21,370
  23,000    Northern Rock PLC
              3.32% due 08/24/05..............................      22,885
  21,500    Old Line Funding Corp.
              3.06% due 07/07/05..............................      21,489
  21,500    Old Line Funding Corp.
              3.075% due 07/11/05.............................      21,482

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
 $26,000    Preferred Receivable Funding Corp.
              3.115% due 07/11/05.............................  $   25,978
  21,000    Preferred Receivable Funding Corp.
              3.16% due 07/18/05..............................      20,969
  43,000    Sara Lee Corp.
              3.38% due 07/01/05..............................      43,000
  21,500    Spintab AB
              3.14% due 08/11/05..............................      21,423
  20,900    Spintab AB
              3.32% due 09/01/05..............................      20,780
  43,000    Stadshypotek Delaware, Inc.
              3.32% due 07/18/05..............................      42,933
  46,000    State Street Corp.
              3.22% due 07/26/05..............................      45,897
  21,500    Toyota Motor Credit Corp.
              3.08% due 09/01/05..............................      21,386
  23,000    Toyota Motor Credit Corp.
              3.23% due 08/02/05..............................      22,934
  16,668    Triple A One Funding Corp.
              3.10% due 07/12/05..............................      16,652
  15,283    Triple A One Funding Corp.
              3.115% due 07/13/05.............................      15,267
  13,000    Triple A One Funding Corp.
              3.14% due 07/12/05..............................      12,988
  45,000    UBS Finance (Delaware)
              3.39% due 07/01/05..............................      45,000
  23,000    Washington Mutual Bank FA
              3.45% due 07/26/06..............................      23,000
  46,000    Yorktown Capital LLC
              3.22% due 07/20/05..............................      45,922
                                                                ----------
                                                                 1,059,625
                                                                ----------
            Total commercial paper
              (cost $1,059,625)...............................  $1,059,625
                                                                ----------
CORPORATE NOTES -- 39.4%
            UNITED STATES -- 39.4%
 $43,000    Bank One Corp.
              7.625% due 08/01/05.............................  $   43,159
  43,000    Bank of America Corp.
              3.549% due 08/26/05.............................      43,020
   8,500    Bear Stearns Cos., Inc. (The)
              6.25% due 07/15/05..............................       8,510
  12,200    Caterpillar Financial Services Corp.
              3.10% due 09/19/05..............................      12,190
  43,000    Citigroup Global Markets Holdings, Inc.
              3.221% due 07/25/05.............................      43,003
  21,500    Citigroup, Inc.
              3.395% due 05/19/06.............................      21,531
  43,000    First Union/Wachovia
              7.55% due 08/18/05..............................      43,238
  43,000    General Electric Co.
              3.211% due 10/24/05.............................      43,012
  43,000    Goldman Sachs Group Inc.
              3.16% due 07/29/05 @............................      43,000
  21,500    Greenwich Capital Holdings, Inc.
              3.071% due 10/17/05.............................      21,500
  21,500    HBOS Treasury Services PLC
              3.95% due 08/01/05..............................      21,443

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE #
---------                                                       ----------
CORPORATE NOTES -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
 $43,000    Honda Motor Corp.
              3.16% due 08/04/05 @............................  $   43,000
  43,000    Lehman Brothers Holdings, Inc.
              3.18% due 06/02/06..............................      43,037
  20,600    Merrill Lynch & Co., Inc.
              3.28% due 07/11/05..............................      20,601
  21,600    Merrill Lynch & Co., Inc.
              3.734% due 09/21/05.............................      21,616
  43,000    Nationwide Building Society, Inc.
              3.20% due 07/22/05 @............................      43,002
  21,500    Northern Rock PLC
              3.17% due 08/12/05..............................      21,420
  43,000    SLM Corp.
              3.49% due 08/15/05..............................      43,006
  46,000    Wells Fargo & Co.
              3.45% due 03/03/06..............................      46,041
                                                                ----------
                                                                   625,329
                                                                ----------
            Total corporate notes
              (cost $625,329).................................  $  625,329
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,684,954) -- 106.1%...............   1,684,954
            OTHER ASSETS, LESS LIABILITIES -- (6.1%)..........     (96,155)
                                                                ----------
            NET ASSETS -- 100%................................  $1,588,799
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  @ Securities exempt from under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of these securities amounted to $129,002 or 8.1% of net assets.

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 STATEMENTS OF ASSETS AND LIABILITIES
 AS OF JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                HARTFORD
                                                              MONEY MARKET
                                                                HLS FUND
                                                              ------------
ASSETS:
  Investments in securities, at value@......................   $1,684,954
  Receivables:
    Fund shares sold........................................        4,509
    Dividends and interest..................................        5,203
                                                               ----------
Total assets................................................    1,694,666
                                                               ----------
LIABILITIES:
  Payables:
    Investment securities purchased.........................           --
    Fund shares redeemed....................................       84,780
    Dividends...............................................        3,494
    Accounting services fees................................            1
  Accrued Expenses..........................................       17,592
                                                               ----------
Total liabilities...........................................      105,867
                                                               ----------
Net assets..................................................   $1,588,799
                                                               ==========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................   $1,588,799
                                                               ----------
Net assets..................................................   $1,588,799
                                                               ==========
Par value...................................................   $    0.001
                                                               ----------
Total Shares Outstanding....................................    1,588,799
                                                               ----------
Total Shares Authorized.....................................    7,000,000
                                                               ----------
CLASS IA: Net asset value per share.........................   $     1.00
                                                               ----------
          Shares outstanding................................    1,324,790
                                                               ----------
          Shares authorized.................................    6,000,000
                                                               ----------
          Net assets........................................   $1,324,790
                                                               ----------
CLASS IB: Net asset value per share.........................   $     1.00
                                                               ----------
          Shares outstanding................................      264,009
                                                               ----------
          Shares authorized.................................    1,000,000
                                                               ----------
          Net assets........................................   $  264,009
                                                               ----------
@ Cost of securities........................................   $1,684,954
                                                               ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 STATEMENTS OF OPERATIONS
 FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                HARTFORD
                                                              MONEY MARKET
                                                                HLS FUND
                                                              ------------
INVESTMENT INCOME:
  Interest..................................................    $22,433
                                                                -------
    Total investment income (loss)..........................     22,433
                                                                -------
EXPENSES:
  Investment advisory fees..................................      2,021
  Administrative services fees..............................      1,617
  Accounting services.......................................        162
  Board of Directors fees...................................         14
  Custodian fees, gross.....................................          3
  Distribution fees -- Class IB.............................        325
  Other expenses............................................        149
                                                                -------
    Total expenses (fees paid indirectly)...................      4,291
  Less: fees paid indirectly
    Custodian offsets.......................................         (2)
                                                                -------
    Total expenses, net.....................................      4,289
                                                                -------
  Net investment income (loss)..............................     18,144
                                                                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized and unrealized gain (loss) on investments....         --
                                                                -------
  Net realized and unrealized gain (loss) on investments....         --
                                                                -------
  Net increase (decrease) in net assets resulting from
    operations..............................................    $18,144
                                                                =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 STATEMENTS OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 FOR THE
                                                                SIX MONTH
                                                              PERIOD ENDED         FOR THE
                                                              JUNE 30, 2005      YEAR ENDED
                                                               (UNAUDITED)    DECEMBER 31, 2004
                                                              -------------   -----------------
OPERATIONS:
  Net investment income (loss)..............................   $   18,144        $   15,755
                                                               ----------        ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................       18,144            15,755
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................      (15,496)          (13,838)
    Class IB................................................       (2,648)           (1,917)
                                                               ----------        ----------
  Total distributions.......................................      (18,144)          (15,755)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................    2,565,721         4,564,702
    Issued on reinvestment of distributions.................       15,496            13,838
    Redeemed................................................   (2,550,952)       (4,893,454)
                                                               ----------        ----------
  Total Cost of Shares......................................       30,265          (314,914)
  Class IB
    Sold....................................................      124,274           323,333
    Issued on reinvestment of distributions.................        2,648             1,917
    Redeemed................................................     (115,721)         (313,372)
                                                               ----------        ----------
  Total Cost of Shares......................................       11,201            11,878
                                                               ----------        ----------
  Net increase (decrease) from capital share transactions...       41,466          (303,036)
                                                               ----------        ----------
  Net increase (decrease) in net assets.....................       41,466          (303,036)
NET ASSETS:
  Beginning of period.......................................   $1,547,333        $1,850,369
                                                               ----------        ----------
  End of period.............................................   $1,588,799        $1,547,333
                                                               ==========        ==========
SHARES:
  Class IA
    Sold....................................................    2,565,721         4,564,702
    Issued on reinvestment of distributions.................       15,496            13,838
    Redeemed................................................   (2,550,952)       (4,893,454)
                                                               ----------        ----------
  Total Shares..............................................       30,265          (314,914)
                                                               ----------        ----------
  Class IB
    Sold....................................................      124,274           323,333
    Issued on reinvestment of distributions.................        2,648             1,917
    Redeemed................................................     (115,721)         (313,372)
                                                               ----------        ----------
  Total Shares..............................................       11,201            11,878
                                                               ----------        ----------

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 2005 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

1.  ORGANIZATION:

    Hartford Money Market HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("HLIC") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policy holders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans.

    The Fund is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund is a component of The Hartford HLS Funds (the "HLS Funds").

    The Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended. Income and expenses, realized and unrealized capital gains and losses are allocated to each class of the Fund based on the ratio of prior day's net assets.

    Indemnifications -- Under the Fund's organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

    The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and is offered directly to certain qualified retirement plans ("Products"). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, the issuers of such variable annuity products, Hartford Life's products, the Fund's ability to restrict transfers by certain owners of older variable annuity products is limited. In February 2005, Hartford Life agreed in principle with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contract owners. The specific terms of the indemnification have not been determined nor have any dollar amounts, relating to the indemnification, been recorded by the Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Fund, which are in accordance with accounting principles generally accepted in the investment company industry:

    a) Security Transactions -- Security transactions are recorded on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) Security Valuation -- Short-term securities with maturity of 60 days or less when purchased are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

    c) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security
        (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Fund's custodian or a third party bank in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. The Fund held no repurchase agreements for the six month period ended June 30, 2005.

    d) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management Company (Hartford Investment Management), a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of June 30, 2005 there are no joint trading accounts.

    e) Federal Income Taxes -- For federal income tax purposes, the Fund intends to continue to qualify as regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    f) Fund Share Valuation and Distributions to Shareholders -- Orders for the Fund's shares are executed in accordance with the investment instructions of the contract holders. Interest income and expenses are accrued on a daily basis. The net asset value of the Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

--------------------------------------------------------------------------------

        The Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are declared daily and distributed monthly.

    g) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    h) Illiquid Securities -- The Fund is permitted to invest up to 10% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when its sub-advisor considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investment were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on the Fund's net asset value. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors. For the six months ended June 30, 2005, the Fund held illiquid securities as denoted in the Fund's Schedule of Investments.

    i) Credit Risk -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bonds prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Fund pursuant to investment management agreements approved by the Fund's Board of Directors and shareholders. The rate of compensation paid to HL Advisors for services rendered was 0.250% per annum based on the average daily net assets of the Fund, a portion of which is used to compensate Hartford Investment Management.

        Pursuant to investment services agreements between HL Advisors and Hartford Investment Management, Hartford Investment Management provides the day-to-day investment management services to the Fund. Hartford Investment Management determines the purchase and sale of portfolio securities and places such orders for execution in the name of the Fund. In conjunction with their investment activity, Hartford Investment Management regularly furnishes reports to the Fund's Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

    b) Administrative Services Agreement -- Under the Administrative Services Agreement between HLIC and the Fund, HLIC provides administrative services to the Fund and receives monthly compensation at the annual rate of 0.20% of the Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, accounting, custody, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HLIC or any other related company.

    c) Accounting Services Agreement -- Under the Fund Accounting Agreement between HLIC and Hartford Series Fund, Inc., HLIC provides accounting services to the Funds and receives monthly compensation at the annual rate of 0.02% of each Fund's average daily net assets plus expenses.

    d) Operating Expenses -- Allocable expenses of the Fund are charged to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the HLS Funds. Non-allocable expenses are charged to the Fund based on specific identification.

    e) Expense Offset -- The Fund has entered into an agreement with the State Street Global Markets, LLC and Frank Russell Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used solely to reduce the Fund's operating expenses. The Fund's custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in the non-interest-bearing custody account. For the six month period ended June 30, 2005, these amounts are included in the Statement of Operations.

        The ratio of expenses to average net assets excludes expense offsets in the financial highlights. Had the expense offsets been included, the annualized ratio for the six month period ended June 30, 2005, would have been as follows:

                                                                                            FOR THE SIX MONTH
                                                                   FOR THE YEAR ENDED         PERIOD ENDED
                                                                    DECEMBER 31, 2004         JUNE 30, 2005
                                                                  RATIO OF EXPENSES TO    RATIO OF EXPENSES TO
                                                                   AVERAGE NET ASSETS      AVERAGE NET ASSETS
                                                                      AFTER WAIVERS           AFTER WAIVERS
                                                                       AND OFFSETS             AND OFFSETS
                                                                  ---------------------   ---------------------
    FUND                                                          CLASS IA    CLASS IB    CLASS IA    CLASS IB
    ----                                                          ---------   ---------   ---------   ---------
    Hartford Money Market HLS Fund..............................    0.48%       0.73%       0.49%       0.74%

 HARTFORD MONEY MARKET HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    f) Distribution Plan for Class IB shares -- The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund compensates the Distributor Hartford Securities Distribution Company, Inc. (a wholly owned, ultimate subsidiary of Hartford Life, Inc.) from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

        The Distribution Plan provides that the Fund pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.  DISTRIBUTION TO SHAREHOLDERS:

        The tax character of distributions paid during 2005, if any, will be determined at the end of the year.

        The tax character of distributions paid during 2004 from ordinary income was $15,755.

 HARTFORD MONEY MARKET HLS FUNDS

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                         -----------------------------------------------------------------

                                                                                   NET REALIZED
                                                         NET ASSET      NET            AND           TOTAL      DIVIDENDS
                                                         VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                                                         BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                                                         OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                                                         ---------   ----------   --------------   ----------   ----------
 For the Six Month Period Ended June 30, 2005 (Unaudited)
 Class IA...............................................  $ 1.00       $ 0.01        $    --        $  0.01       $(0.01)
 Class IB...............................................    1.00         0.01             --           0.01        (0.01)
 For the Year Ended December 31, 2004
 Class IA...............................................    1.00           --             --             --           --
 Class IB...............................................    1.00           --             --             --           --
 For the Year Ended December 31, 2003
 Class IA...............................................    1.00         0.01             --           0.01        (0.01)
 Class IB...............................................    1.00           --             --             --           --
 For the Year Ended December 31, 2002
 Class IA...............................................    1.00         0.01             --           0.01        (0.01)
 Class IB...............................................    1.00         0.01             --           0.01        (0.01)
 For the Year Ended December 31, 2001
 Class IA...............................................    1.00         0.04             --           0.04        (0.04)
 Class IB...............................................    1.00         0.04             --           0.04        (0.04)
 For the Year Ended December 31, 2000
 Class IA...............................................    1.00         0.06             --           0.06        (0.06)
 Class IB...............................................    1.00         0.06             --           0.06        (0.06)

                                                            -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          ---------------------------------------------------------------------

                                                          DIVIDENDS    DISTRIBUTIONS                   NET INCREASE
                                                          IN EXCESS      FROM NET                       (DECREASE)    NET ASSET
                                                            OF NET       REALIZED                         IN NET      VALUE AT
                                                          INVESTMENT     GAINS ON          TOTAL          ASSETS       END OF
                                                            INCOME      INVESTMENTS    DISTRIBUTIONS      VALUE        PERIOD
                                                          ----------   -------------   -------------   ------------   ---------
 For the Six Month Period Ended June 30, 2005 (Unaudited
 Class IA...............................................     $ --         $    --         $(0.01)        $    --       $  1.00
 Class IB...............................................       --              --          (0.01)             --          1.00
 For the Year Ended December 31, 2004
 Class IA...............................................       --              --             --              --          1.00
 Class IB...............................................       --              --             --              --          1.00
 For the Year Ended December 31, 2003
 Class IA...............................................       --              --          (0.01)             --          1.00
 Class IB...............................................       --              --             --              --          1.00
 For the Year Ended December 31, 2002
 Class IA...............................................       --              --          (0.01)             --          1.00
 Class IB...............................................       --              --          (0.01)             --          1.00
 For the Year Ended December 31, 2001
 Class IA...............................................       --              --          (0.04)             --          1.00
 Class IB...............................................       --              --          (0.04)             --          1.00
 For the Year Ended December 31, 2000
 Class IA...............................................       --              --          (0.06)             --          1.00
 Class IB...............................................       --              --          (0.06)             --          1.00

                                                          -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                                                          ------------------------------------------------------------
                                                                                   RATIO OF     RATIO OF     RATIO OF
                                                                                   EXPENSES     EXPENSES       NET
                                                                                  TO AVERAGE   TO AVERAGE   INVESTMENT
                                                                    NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO
                                                          TOTAL      AT END OF      AFTER        BEFORE      AVERAGE
                                                          RETURN      PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS
                                                          ------    -----------   ----------   ----------   ----------
 For the Six Month Period Ended June 30, 2005 (Unaudited
 Class IA...............................................  $1.14%(2)   1,324,791      0.49%(1)     0.49%(1)      2.28%(1)
 Class IB...............................................   1.01(2)      264,009      0.74(1)      0.74(1)       2.03(1)
 For the Year Ended December 31, 2004
 Class IA...............................................   0.94       1,294,525      0.48         0.48          0.93
 Class IB...............................................   0.69         252,808      0.73         0.73          0.68
 For the Year Ended December 31, 2003
 Class IA...............................................   0.75       1,609,439      0.49         0.49          0.75
 Class IB...............................................   0.50         240,930      0.74         0.74          0.50
 For the Year Ended December 31, 2002
 Class IA...............................................   1.47       2,319,456      0.49         0.49          1.43
 Class IB...............................................   1.24         261,914      0.72         0.74          1.20
 For the Year Ended December 31, 2001
 Class IA...............................................   3.87       1,867,520      0.48         0.48          3.58
 Class IB...............................................   3.68         152,129      0.66         0.73          3.40
 For the Year Ended December 31, 2000
 Class IA...............................................   6.10       1,242,275      0.48         0.48          5.91
 Class IB...............................................   5.91          36,270      0.66         0.73          5.73

---------------
(1)Annualized.
(2)Not annualized.
(3)Ratios do not reflect reductions for expense offsets (see Note 3(e)).
(4)Information presented relates to a share of capital stock outstanding for the indicated period.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MONEY MARKET HLS FUND

 DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. each have a Board of Directors that elects officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation or retirement, or until his or her successor is elected and qualifies.

Each officer and three of the funds' directors, as noted in the chart below, are "interested" persons of the funds, as defined in Section 2(a)(19) of the Investment Company Act of 1940, by virtue of an affiliation with, as equity ownership of, HL Advisors or other affiliated companies. Except for Mr. Znamierowski and Ms. Jaffee, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 80 funds. Mr. Znamierowski oversees 62 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Ms. Jaffee oversees 63 funds and serves as a director only for The Hartford Mutual Funds, Inc., Hartford Series Fund, Inc. and The Hartford Income Shares Fund, Inc. Currently, all of the funds have the same officers. Correspondence may be sent to directors and officers c/o Hartford HLS Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Ms. Settimi may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the funds, date first elected or appointed to Hartford Series Fund, Inc. ("SF") and Hartford HLS Series Fund II, Inc. ("SF2"), principal occupation, and, for directors, other directorships held.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) includes additional information about fund directors, and is available upon request without charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 59) Director since 2003
     Chairman of the Litigation Committee; Co-Chairman of the Investment
     Committee
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of the The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

ROBERT M. GAVIN, JR.(age 65) Director since 2002 (SF) and 1986 (SF2), Chairman of the Board
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

DUANE E. HILL (age 60) Director since 2001 (SF) and 2002 (SF2), Chairman of the Nominating Committee
     Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

SANDRA S. JAFFEE (age 63) Director(1) since 2005(SF)
     Ms. Jaffee is an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank's Global Securities Services (1995-2003).

PHILLIP O. PETERSON (age 60) Director since 2002 (SF) and 2000 (SF2), Chairman of the Audit Committee
     Mr. Peterson is a mutual fund industry consultant. From January 2004 to April 2005, Mr. Peterson served as Independent President of Strong Mutual Funds. Mr. Peterson was a partner of KPMG LLP until July 1999.

---------------
(1) Director of Hartford Series Fund, Inc. only. Ms. Jaffee is a consultant for a controlling shareholder of Institutional Shareholder Services, Inc. an unaffiliated third party corporate governance research service company ("ISS"), and serves as a director of ISS and as a member of the Executive Committee of the board of directors of ISS. From time to time, ISS may provide in-depth analyses of shareholder meeting agendas, vote recommendations, record-keeping or vote disclosure services to one or more of the sub-advisers to the Funds.

 HARTFORD MONEY MARKET HLS FUND

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 47) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life, Inc. Mr. Marra was named President of Hartford Life, Inc. in 2001 and Chief Operating Officer in 2000, and served as Director of Hartford Life Inc.'s Investment Products Division from 1998 to 2000. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors").

LOWNDES A. SMITH (age 65) Director since 1996 (SF) and 2002 (SF2) Co-Chairman of the Investment Committee
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of Hartford Life Insurance Company from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group Ltd. since November 2003.

DAVID M. ZNAMIEROWSKI (age 45) Director since 1999 (SF), President since 1999
(SF) and 2001 (SF2)(2)
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment Management"), Executive Vice President and Chief Investment Officer of Hartford Life and Executive Vice President and Chief Investment Officer of The Hartford. Mr. Znamierowski is also a Managing Member and Executive Vice President of HISFCO and HL Advisors.

OTHER OFFICERS

WILLIAM H. DAVISON, JR. (age 48) Vice President since 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment Management. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 47) Vice President since 2002 (SF) and 1993 (SF2), Controller and Treasurer since 2004
     Ms. Fagely has been a Vice President of Hartford Administrative Services Company ("HASCO") since 1998. Prior to 1998, she was Second Vice President of HASCO. Ms. Fagely is a Vice President of Hartford Life Insurance Company, where she served as Assistant Vice President from December 2001 through May 2005. In addition, she is Controller of HIFSCO.

MARY JANE FORTIN (age 40) Vice President since 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life Insurance Company. She also serves as Vice President of HL Advisors and HIFSCO. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 53) Vice President since 1996 (SF) and 2001 (SF2), Chief Compliance Officer since 2004
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company. In addition, he serves as Chief Broker/Dealer Compliance Officer for HIFSCO.

STEPHEN T. JOYCE (age 46) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Solutions Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors.

---------------
(2) From February 1, 2005 to March 27, 2005, John C. Walters served as President and Chief Executive Officer of the Companies.

 HARTFORD MONEY MARKET HLS FUND

--------------------------------------------------------------------------------

EDWARD P. MACDONALD (age 38) Vice President and Secretary since 2005
     Mr. Macdonald serves as Assistant General Counsel of The Hartford. Prior to joining The Hartford in 2005, Mr. Macdonald was with Prudential Financial (formerly American Skandia Investment Services, Inc.) where he served as Chief Counsel, Investment Management (July 2002 to March 2005); Senior Counsel, Securities (September 2000 to June 2002); Counsel (December 1999 to August 2000) ; and Senior Associate of Counsel (April 1999 to December
     1999).

DENISE A. SETTIMI (age 44) Vice President since 2005
     Ms. Settimi currently serves as Assistant Vice President Securities Operations of HASCO. Previously, Ms. Settimi was with American Express Financial Advisors, where she was Director of Retirement Plan Services from 1997 to 2003.

JOHN C. WALTERS (age 43) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and a record of how the Funds voted any proxies for the twelve month period ended June 30, 2005, is available
(1) without charge, upon request, by calling 1-800-862-6668 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available (1) without charge, upon request, by calling 1-800-862-6668 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements for each of the Funds at a meeting held on July 27-28, 2004, is currently available in the Funds' Statement of Additional Information.

 HARTFORD MONEY MARKET HLS FUND

 EXPENSE EXAMPLE
--------------------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first three columns of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second three columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Expenses are equal to the Fund's annualized expense ratio(s) multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                                  HYPOTHETICAL (5% RETURN BEFORE
                                                 ACTUAL RETURN                               EXPENSES)
                                    ---------------------------------------   ---------------------------------------
                                                                 EXPENSES                                  EXPENSES
                                                               PAID DURING                               PAID DURING
                                     BEGINNING      ENDING        PERIOD       BEGINNING      ENDING        PERIOD
                                      ACCOUNT       ACCOUNT    DECEMBER 31,     ACCOUNT       ACCOUNT    DECEMBER 31,
                                       VALUE         VALUE     2004 THROUGH      VALUE         VALUE     2004 THROUGH   ANNUALIZED
                                    DECEMBER 31,   JUNE 30,      JUNE 30,     DECEMBER 31,   JUNE 30,      JUNE 30,      EXPENSE
                                        2004         2005          2005           2004         2005          2005         RATIO
                                    ------------   ---------   ------------   ------------   ---------   ------------   ----------
HARTFORD MONEY MARKET HLS FUND
  Class IA.........................    $1,000      $1,008.97      $2.44          $1,000      $1,022.36      $2.46          0.49%
  Class IB.........................    $1,000      $1,006.43      $3.68          $1,000      $1,021.12      $3.71          0.74%


                                     DAYS IN THE
                                     CURRENT 1/2   DAYS IN THE
                                        YEAR        FULL YEAR
                                     -----------   -----------
HARTFORD MONEY MARKET HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

[THE HARTFORD LOGO]
        HLMMAR-8-05  Printed in U.S.A. (C) 2004 The Hartford, Hartford, CT 06115

           "The Hartford" is The Hartford Financial Services Group, Inc. and its subsidiaries, including the issuing companies of Hartford Life Insurance
                         Company and Hartford Life and Annuity Insurance Company






--------------------------                                          PRESORTED
The Hartford                                                        STANDARD
P.O.Box 5085                                                      U.S. POSTAGE
Hartford, CT 06102-5085                                               PAID
--------------------------                                         HUDSON, MA
                                                                  PERMIT NO. 6

                               THE TD WATERHOUSE
                                VARIABLE ANNUITY



                            HARTFORD INDEX HLS FUND

                               SEMI-ANNUAL REPORT
                            AND MANAGER DISCUSSIONS
                                 JUNE 30, 2005




                 Issued by: First Fortis Life Insurance Company

----------------------------------------------------------------------------
ARE NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY    MAY LOSE VALUE
----------------------------------------------------------------------------    [FDIC LOGO]    [BANK LOGO]
ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE
----------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

Hartford Index HLS Fund inception 5/1/1987
(subadvised by Hartford Investment Management Company)
PERFORMANCE OVERVIEW 6/30/95 - 6/30/05
Growth of a $10,000 investment (1)

(LINE GRAPH)

                                                                          INDEX IA                        S&P 500 INDEX
                                                                          --------                        -------------
6/30/95                                                                    10000                              10000
7/95                                                                       10328                              10331
8/95                                                                       10350                              10356
9/95                                                                       10775                              10793
10/95                                                                      10723                              10753
11/95                                                                      11186                              11226
12/95                                                                      11398                              11443
1/96                                                                       11777                              11832
2/96                                                                       11879                              11942
3/96                                                                       11998                              12056
4/96                                                                       12161                              12234
5/96                                                                       12471                              12548
6/96                                                                       12506                              12596
7/96                                                                       11944                              12039
8/96                                                                       12190                              12293
9/96                                                                       12865                              12984
10/96                                                                      13212                              13342
11/96                                                                      14205                              14350
12/96                                                                      13916                              14065
1/97                                                                       14772                              14943
2/97                                                                       14883                              15061
3/97                                                                       14258                              14444
4/97                                                                       15108                              15305
5/97                                                                       16026                              16235
6/97                                                                       16730                              16962
7/97                                                                       18053                              18311
8/97                                                                       17037                              17285
9/97                                                                       17963                              18231
10/97                                                                      17359                              17622
11/97                                                                      18148                              18438
12/97                                                                      18453                              18755
1/98                                                                       18653                              18961
2/98                                                                       19989                              20329
3/98                                                                       21004                              21369
4/98                                                                       21209                              21585
5/98                                                                       20832                              21214
6/98                                                                       21676                              22075
7/98                                                                       21438                              21841
8/98                                                                       18330                              18683
9/98                                                                       19502                              19880
10/98                                                                      21080                              21496
11/98                                                                      22344                              22798
12/98                                                                      23632                              24112
1/99                                                                       24603                              25120
2/99                                                                       23829                              24340
3/99                                                                       24775                              25313
4/99                                                                       25720                              26293
5/99                                                                       25096                              25673
6/99                                                                       26488                              27098
7/99                                                                       25649                              26252
8/99                                                                       25519                              26121
9/99                                                                       24814                              25405
10/99                                                                      26372                              27012
11/99                                                                      26898                              27561
12/99                                                                      28474                              29185
1/00                                                                       27035                              27719
2/00                                                                       26513                              27194
3/00                                                                       29088                              29853
4/00                                                                       28204                              28955
5/00                                                                       27613                              28361
6/00                                                                       28285                              29060
7/00                                                                       27834                              28606
8/00                                                                       29551                              30382
9/00                                                                       27982                              28778
10/00                                                                      27854                              28656
11/00                                                                      25651                              26399
12/00                                                                      25769                              26528
1/01                                                                       26671                              27469
2/01                                                                       24231                              24966
3/01                                                                       22689                              23385
4/01                                                                       24442                              25200
5/01                                                                       24595                              25369
6/01                                                                       23986                              24752
7/01                                                                       23741                              24508
8/01                                                                       22245                              22976
9/01                                                                       20433                              21121
10/01                                                                      20818                              21525
11/01                                                                      22407                              23175
12/01                                                                      22596                              23379
1/02                                                                       22254                              23038
2/02                                                                       21818                              22594
3/02                                                                       22631                              23444
4/02                                                                       21251                              22023
5/02                                                                       21083                              21861
6/02                                                                       19578                              20305
7/02                                                                       18045                              18723
8/02                                                                       18156                              18845
9/02                                                                       16177                              16798
10/02                                                                      17599                              18275
11/02                                                                      18624                              19349
12/02                                                                      17524                              18214
1/03                                                                       17058                              17738
2/03                                                                       16797                              17472
3/03                                                                       16954                              17641
4/03                                                                       18352                              19093
5/03                                                                       19308                              20098
6/03                                                                       19545                              20355
7/03                                                                       19883                              20714
8/03                                                                       20261                              21117
9/03                                                                       20038                              20894
10/03                                                                      21164                              22074
11/03                                                                      21343                              22268
12/03                                                                      22453                              23435
1/04                                                                       22854                              23865
2/04                                                                       23165                              24197
3/04                                                                       22809                              23832
4/04                                                                       22444                              23458
5/04                                                                       22741                              23779
6/04                                                                       23168                              24242
7/04                                                                       22399                              23439
8/04                                                                       22485                              23533
9/04                                                                       22719                              23788
10/04                                                                      23059                              24152
11/04                                                                      23982                              25129
12/04                                                                      24787                              25983
1/05                                                                       24175                              25350
2/05                                                                       24673                              25883
3/05                                                                       24232                              25425
4/05                                                                       23758                              24943
5/05                                                                       24510                              25736
6/30/05                                                                    24537                              25774

    --- INDEX FUND IA              --- S&P 500 INDEX
        $10,000 starting value         $10,000 starting value
        $24,537 ending value           $25,774 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in the index.

The chart represents a hypothetical investment in the Fund. Performance data represents past performance and current performance may be higher or lower. Past performance does not guarantee future results.

AVERAGE ANNUAL RETURNS (2) (as of 6/30/05)

                 YTD*    1 YEAR   5 YEAR   10 YEAR
-------------------------------------------------------
Index IA        -1.01%   5.91%    -2.80%    9.39%
-------------------------------------------------------
Index IB(3)     -1.13%   5.64%    -3.02%    9.14%
-------------------------------------------------------
S&P 500 Index   -0.81%   6.32%    -2.37%    9.93%
-------------------------------------------------------

 *  Year to date returns ("YTD") are not annualized.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Growth of a $10,000 investment in Class IB shares will vary from the results seen on this page due to differences in the expense charged to this share class.
(2) Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.
(3) Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance.

The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment. The chart and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The figures do not include sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. Any such additional sales charges or other fees would lower the Fund's performance.

PORTFOLIO MANAGER

EDWARD C. CAPUTO, CFA
Portfolio Manager

SCOTT PIKE, CFA
Assistant Portfolio Manager

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Hartford Index HLS Fund, Class IA returned -1.01% for the six-month period ended June 30, 2005. The Fund underperformed both the Lipper S&P 500 Index Objective Variable Annuity-Underlying Funds Average, which returned -0.96%, and the S&P 500 Index, which returned -0.81%, over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Both the equity and fixed income markets retreated in the first quarter of 2005 after strong rallies in the last half of 2004. The S&P 500 Index, a common benchmark for the domestic equity market, declined 2.15% in the first quarter. Similarly, the Lehman Aggregate Bond Index, which represents domestic investment grade bonds, lost 0.48% in the same period. In the first quarter, the markets showed concern that the economy may be losing some of the momentum it demonstrated in 2004. In particular, there was apprehension that inflation fueled by historically high oil prices and rising commodity costs could slow the growth of the recovering economy. Higher input costs can cut into profit margins and slow corporate earnings growth. As part of its plan to restrain inflation, the U.S. Federal Reserve (the "Fed") raised its target Federal Funds rate twice during the first quarter. Both the Fund and the S&P 500 Index declined in the first quarter.

Despite record high energy costs and improving labor markets that could erode corporate profits, in the second quarter investors showed that they had confidence that the Fed could keep inflation under control. Continuing its "measured pace" of tightening monetary policy, the Fed raised it's target Federal Funds rate two more times in the second quarter. High consumer confidence, improving labor markets and strengthening conditions in the manufacturing sector confirmed that the economy continued to grow in the quarter. The S&P 500 Index and the Fund achieved positive returns for the second quarter.

The S&P 500 Index was down 0.81% for the first six months of 2005, bringing the one-year return to 6.32%. Since the Fund's portfolio is constructed to mirror the performance of the S&P 500 Index, its return was similarly down for the six-month period, but positive over the last twelve months. Year-to-date, Energy has been the top performing sector, followed by the Utilities and Health Care sectors. The Materials sector was the laggard in the S&P 500, followed by Consumer Discretionary and Information Technology. Continuing the trends from 2004, the larger capitalization S&P 500 Index under-performed both the S&P 400 Mid Cap Index (up 3.85%) and the S&P 600 Small Cap Index (up 1.80%). Within the large-cap sector, the S&P 500/Barra Value Index beat the S&P 500/Barra Growth Index by 1.82%.

WHAT IS YOUR OUTLOOK AND STRATEGY?

We do not foresee that the Fed will be tightening in an aggressive enough fashion to derail the economy. The Fed's primary objective is to fight inflation, and it is becoming clear that chairman Greenspan and other governors perceive that they are close to having accomplished that objective. Under this assumption, we anticipate a 4% target Federal Funds rate at the end of the year,

--------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

with continued steady growth in the economy. While basic and cyclical industries are starting to see a drop off in revenues and lower earnings guidance is becoming a theme, other indicators from the ISM Manufacturing Reports suggest that the weakness in the manufacturing sector may be coming to an end. We will continue to manage the portfolio in a manner that efficiently emulates the performance of the Index.

The opinions about future economic and market developments expressed in this report are those of the portfolio manager(s) and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

DIVERSIFICATION BY INDUSTRY
as of June 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense                                         0.2%
-------------------------------------------------------------------
Apparel & Textile                                           0.2
-------------------------------------------------------------------
Banks                                                      11.8
-------------------------------------------------------------------
Business Services                                           1.0
-------------------------------------------------------------------
Chemicals                                                   1.5
-------------------------------------------------------------------
Communications                                              4.6
-------------------------------------------------------------------
Computers & Office Equipment                                4.0
-------------------------------------------------------------------
Construction                                                0.2
-------------------------------------------------------------------
Consumer Durables                                           0.4
-------------------------------------------------------------------
Consumer Non-Durables                                       4.2
-------------------------------------------------------------------
Consumer Services                                           0.2
-------------------------------------------------------------------
Drugs                                                       6.5
-------------------------------------------------------------------
Education                                                   0.1
-------------------------------------------------------------------
Electrical Equipment                                        0.8
-------------------------------------------------------------------
Electronics                                                 7.8
-------------------------------------------------------------------
Energy & Services                                           8.4
-------------------------------------------------------------------
Financial Services                                          2.2
-------------------------------------------------------------------
Food, Beverage & Tobacco                                    4.7
-------------------------------------------------------------------
Forest & Paper Products                                     0.8
-------------------------------------------------------------------
Health Services                                             0.7
-------------------------------------------------------------------
Hotels & Gaming                                             0.3
-------------------------------------------------------------------
Insurance                                                   5.9
-------------------------------------------------------------------
Investment Companies held as Collateral on Loaned
  Securities                                                9.9
-------------------------------------------------------------------
Machinery                                                   1.3
-------------------------------------------------------------------
Media & Entertainment                                       3.6
-------------------------------------------------------------------
Medical Instruments & Supplies                              3.7
-------------------------------------------------------------------
Metals, Minerals & Mining                                   1.3
-------------------------------------------------------------------
Real Estate Investment Trust                                0.6
-------------------------------------------------------------------
Repurchase Agreement                                        0.7
-------------------------------------------------------------------
Research & Testing Facilities                               0.2
-------------------------------------------------------------------
Retail                                                      6.8
-------------------------------------------------------------------
Rubber & Plastics Products                                  0.1
-------------------------------------------------------------------
Software & Services                                         5.4
-------------------------------------------------------------------
Transportation                                              4.7
-------------------------------------------------------------------
U.S. Government Agencies                                    0.9
-------------------------------------------------------------------
U.S. Treasury Bills                                         0.1
-------------------------------------------------------------------
Utilities                                                   4.0
-------------------------------------------------------------------
Other Assets and Liabilities                               (9.8)
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

 HARTFORD INDEX HLS FUND

 SCHEDULE OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- 99.1%
            AEROSPACE & DEFENSE -- 0.2%
      85    Raytheon Co. .....................................  $    3,317
            APPAREL & TEXTILE -- 0.2%
      71    Coach, Inc. *.....................................       2,373
      23    Jones Apparel Group, Inc. ........................         702
      20    Liz Claiborne, Inc. +.............................         811
      19    V. F. Corp. ......................................       1,076
                                                                ----------
                                                                     4,962
                                                                ----------
            BANKS -- 11.8%
      66    AmSouth Bancorp +.................................       1,721
     220    American Express Co. .............................      11,689
     103    BB&T Corp. +......................................       4,097
     754    Bank of America Corp. ............................      34,399
     146    Bank of New York Co., Inc. (The)..................       4,202
      40    CIT Group, Inc. ..................................       1,697
      47    Capital One Financial Corp. +.....................       3,784
     976    Citigroup, Inc. ..................................      45,102
      32    Comerica, Inc. ...................................       1,832
      23    Compass Bancshares, Inc. .........................       1,044
     110    Countrywide Financial Corp. ......................       4,255
      98    Fifth Third Bancorp +.............................       4,030
      23    First Horizon National Corp. +....................         983
      53    Golden West Financial Corp. ......................       3,412
      44    Huntington Bancshares, Inc. ......................       1,053
      77    KeyCorp. +........................................       2,536
      18    M&T Bank Corp. ...................................       1,924
     238    MBNA Corp. .......................................       6,218
      40    Marshall & Ilsley Corp. +.........................       1,774
      79    Mellon Financial Corp. ...........................       2,278
     660    Morgan (J.P.) Chase & Co. ........................      23,308
     111    National City Corp. ..............................       3,801
      90    North Fork Bancorp, Inc. .........................       2,517
      38    Northern Trust Corp. .............................       1,737
      53    PNC Financial Services Group, Inc. ...............       2,897
      55    Providian Financial Corp. *+......................         973
      87    Regions Financial Corp. +.........................       2,948
      79    SLM Corp. ........................................       3,998
      68    Sovereign Bancorp, Inc. ..........................       1,528
      62    State Street Corp. ...............................       2,996
      64    SunTrust Banks, Inc. .............................       4,602
      58    Synovus Financial Corp. ..........................       1,671
     344    U.S. Bancorp......................................      10,036
     296    Wachovia Corp. ...................................      14,662
     165    Washington Mutual, Inc. ..........................       6,694
     316    Wells Fargo & Co. ................................      19,484
      17    Zions Bancorp.....................................       1,235
                                                                ----------
                                                                   243,117
                                                                ----------
            BUSINESS SERVICES -- 1.0%
     197    Cendant Corp. ....................................       4,411
      27    Convergys Corp. *.................................         380
      24    Equifax, Inc. ....................................         868
      16    Fluor Corp. +.....................................         933
      79    Interpublic Group of Cos., Inc. (The) *+..........         966
      23    Monster Worldwide, Inc. *.........................         651
      34    Omnicom Group, Inc. ..............................       2,747

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            BUSINESS SERVICES -- (CONTINUED)
      67    Paychex, Inc. ....................................  $    2,170
      30    Robert Half International, Inc. ..................         747
     228    eBay, Inc. *......................................       7,520
                                                                ----------
                                                                    21,393
                                                                ----------
            CHEMICALS -- 1.5%
      43    Air Products & Chemicals, Inc. ...................       2,593
      19    Avery Dennison Corp. .............................       1,012
     180    Dow Chemical Co. (The)............................       8,029
      15    Eastman Chemical Co. .............................         833
      10    Great Lakes Chemical Corp. .......................         308
      17    International Flavors & Fragrances, Inc. .........         601
      50    Monsanto Co. .....................................       3,162
      32    PPG Industries, Inc. .............................       2,021
      61    Praxair, Inc. ....................................       2,829
      36    Rohm & Haas Co. ..................................       1,678
     187    du Pont (E.I.) de Nemours & Co. ..................       8,034
                                                                ----------
                                                                    31,100
                                                                ----------
            COMMUNICATIONS -- 4.6%
      22    ADC Telecommunications, Inc. *....................         475
     150    AT&T Corp. .......................................       2,862
      61    Alltel Corp. +....................................       3,818
      31    Andrew Corp. *....................................         389
      90    Avaya, Inc. *.....................................         745
     343    BellSouth Corp. ..................................       9,124
     108    CIENA Corp. *.....................................         226
      25    CenturyTel, Inc. .................................         852
      64    Citizens Communications Co. ......................         859
      38    Comverse Technology, Inc. *.......................         889
      22    L-3 Communications Holdings, Inc. +...............       1,708
     831    Lucent Technologies, Inc. *+......................       2,418
     460    Motorola, Inc. ...................................       8,398
      69    Network Appliance, Inc. *+........................       1,942
     211    Nextel Communications, Inc., Class A *............       6,821
     306    QUALCOMM, Inc. ...................................      10,114
     314    Qwest Communications International, Inc. *+.......       1,163
      33    Rockwell Collins, Inc. ...........................       1,593
     620    SBC Communications, Inc. .........................      14,713
      29    Scientific-Atlanta, Inc. .........................         952
     278    Sprint Corp.-FON Group +..........................       6,962
      84    Tellabs, Inc. *...................................         732
     519    Verizon Communications, Inc. .....................      17,931
                                                                ----------
                                                                    95,686
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.0%
     144    3M Co. +..........................................      10,433
     155    Apple Computer, Inc. *............................       5,687
     454    Dell, Inc. *......................................      17,941
     451    EMC Corp. *.......................................       6,178
      56    Gateway, Inc. *...................................         184
     541    Hewlett-Packard Co. ..............................      12,726
     303    International Business Machines Corp. ............      22,453
      65    International Game Technology +...................       1,816
      35    Jabil Circuit, Inc. *.............................       1,060
      24    Lexmark International, Inc. *.....................       1,536
      43    Pitney Bowes, Inc. ...............................       1,877

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            COMPUTERS & OFFICE EQUIPMENT -- (CONTINUED)
     182    Solectron Corp. *.................................  $      691
      46    Symbol Technologies, Inc. ........................         449
                                                                ----------
                                                                    83,031
                                                                ----------
            CONSTRUCTION -- 0.2%
      24    Centex Corp. .....................................       1,696
      16    KB Home Corp. ....................................       1,189
      22    Pulte Homes, Inc. +...............................       1,879
                                                                ----------
                                                                     4,764
                                                                ----------
            CONSUMER DURABLES -- 0.4%
      16    Grainger (W.W.), Inc. ............................         855
      36    Johnson Controls, Inc. ...........................       2,028
      36    Leggett & Platt, Inc. ............................         946
      81    Masco Corp. +.....................................       2,582
      52    Newell Rubbermaid, Inc. +.........................       1,230
      24    Visteon Corp. ....................................         145
                                                                ----------
                                                                     7,786
                                                                ----------
            CONSUMER NON-DURABLES -- 4.2%
      16    Alberto-Culver Co., Class B.......................         693
      20    AmerisourceBergen Corp. +.........................       1,369
      89    Avon Products, Inc. ..............................       3,350
      17    Brown-Forman Corp., Class B.......................       1,022
      80    Cardinal Health, Inc. ............................       4,624
      29    Clorox Co. (The)..................................       1,610
      98    Colgate-Palmolive Co. ............................       4,896
      54    Eastman Kodak Co. +...............................       1,445
      41    Ecolab, Inc. .....................................       1,333
     187    Gillette Co. (The)................................       9,473
      31    Hasbro, Inc. +....................................         653
      77    Mattel, Inc. .....................................       1,413
      55    McKesson Corp. ...................................       2,481
      52    Medco Health Solutions, Inc. *....................       2,775
      43    NIKE, Inc., Class B...............................       3,706
     464    Procter & Gamble Co. (The)........................      24,481
      11    Reebok International Ltd. +.......................         439
      84    Safeway, Inc. +...................................       1,900
      26    Supervalu, Inc. +.................................         832
     119    Sysco Corp. ......................................       4,296
     379    Tyco International Ltd. +.........................      11,058
     180    Xerox Corp. *+....................................       2,478
                                                                ----------
                                                                    86,327
                                                                ----------
            CONSUMER SERVICES -- 0.2%
      28    Cintas Corp. +....................................       1,085
      31    H&R Block, Inc. +.................................       1,809
      12    Ryder System, Inc. ...............................         443
                                                                ----------
                                                                     3,337
                                                                ----------
            DRUGS -- 6.5%
     291    Abbott Laboratories...............................      14,252
     232    Amgen, Inc. *.....................................      14,033
      65    Biogen Idec, Inc. *...............................       2,225
     367    Bristol-Myers Squibb Co. .........................       9,155
      28    Chiron Corp. *+...................................         970

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            DRUGS -- (CONTINUED)
     213    Eli Lilly & Co. ..................................  $   11,838
      64    Forest Laboratories, Inc. *.......................       2,479
      47    Genzyme Corp. *...................................       2,842
      85    Gilead Sciences, Inc. *...........................       3,726
      30    Hospira, Inc. *...................................       1,154
      45    King Pharmaceuticals, Inc. *......................         472
      47    MedImmune, Inc. *.................................       1,242
     413    Merck & Co., Inc. ................................      12,727
      51    Mylan Laboratories, Inc. .........................         972
   1,394    Pfizer, Inc. .....................................      38,458
     277    Schering-Plough Corp. ............................       5,272
      13    Sigma-Aldrich Corp. +.............................         723
      21    Watson Pharmaceuticals, Inc. *....................         612
     251    Wyeth.............................................      11,170
                                                                ----------
                                                                   134,322
                                                                ----------
            EDUCATION -- 0.1%
      31    Apollo Group, Inc. *+.............................       2,401
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.8%
      81    Agilent Technologies, Inc. *......................       1,867
      25    Allergan, Inc. +..................................       2,088
      37    Applera Corp. -- Applied Biosystems Group.........         728
      52    Danaher Corp. ....................................       2,701
      23    Fisher Scientific International, Inc. *...........       1,460
      37    KLA -- Tencor Corp. +.............................       1,613
       9    Millipore Corp. *.................................         533
      24    PerkinElmer, Inc. ................................         459
      33    Rockwell Automation, Inc. ........................       1,598
      17    Tektronix, Inc. ..................................         386
      37    Teradyne, Inc. *+.................................         439
      30    Thermo Electron Corp. *...........................         811
      22    Waters Corp. *....................................         818
                                                                ----------
                                                                    15,501
                                                                ----------
            ELECTRONICS -- 7.8%
      74    Advanced Micro Devices, Inc. *+...................       1,285
      70    Altera Corp. *....................................       1,381
      34    American Power Conversion Corp. ..................         802
      69    Analog Devices, Inc. +............................       2,589
      58    Applied Micro Circuits Corp. *....................         147
      55    Broadcom Corp., Class A *.........................       1,949
   1,199    Cisco Systems, Inc. *.............................      22,903
      17    Cooper Industries Ltd. ...........................       1,112
      78    Emerson Electric Co. .............................       4,891
      75    Freescale Semiconductor, Inc., Class B *+.........       1,597
   1,989    General Electric Co. .............................      68,919
   1,158    Intel Corp. ......................................      30,170
     272    JDS Uniphase Corp. *+.............................         413
      73    LSI Logic Corp. *.................................         617
      57    Linear Technology Corp. ..........................       2,106
      62    Maxim Integrated Products, Inc. ..................       2,350
      15    Maytag Corp. +....................................         233
     115    Micron Technology, Inc. *+........................       1,177
      32    Molex, Inc. ......................................         820
      32    NVIDIA Corp. *....................................         847
      66    National Semiconductor Corp. +....................       1,443
      26    Novellus Systems, Inc. *..........................         640

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
      34    PMC-Sierra, Inc. *+...............................  $      315
      17    QLogic Corp. *....................................         525
      99    Sanmina-SCI Corp. *...............................         539
     312    Texas Instruments, Inc. +.........................       8,749
      13    Whirlpool Corp. ..................................         876
      66    Xilinx, Inc. +....................................       1,678
                                                                ----------
                                                                   161,073
                                                                ----------
            ENERGY & SERVICES -- 8.4%
      16    Amerada Hess Corp. ...............................       1,715
      44    Anadarko Petroleum Corp. .........................       3,631
      62    Apache Corp. .....................................       3,973
      13    Ashland, Inc. *...................................         906
      30    BJ Services Co. ..................................       1,595
      64    Baker Hughes, Inc. +..............................       3,249
      72    Burlington Resources, Inc. .......................       3,994
     394    Chevron Corp. ....................................      22,005
     261    ConocoPhillips....................................      15,011
      89    Devon Energy Corp. ...............................       4,500
      45    EOG Resources, Inc. +.............................       2,550
   1,194    ExxonMobil Corp. .................................      68,608
      95    Halliburton Co. ..................................       4,533
      22    Kerr-McGee Corp. .................................       1,664
      62    Marathon Oil Corp. ...............................       3,325
      28    Nabors Industries Ltd. *..........................       1,691
      26    Noble Corp. ......................................       1,569
      75    Occidental Petroleum Corp. .......................       5,747
      20    Rowan Cos., Inc. +................................         603
     111    Schlumberger Ltd. ................................       8,391
      13    Sunoco, Inc. .....................................       1,466
      61    Transocean, Inc. *................................       3,303
      51    Unocal Corp. .....................................       3,318
      48    Valero Energy Corp. ..............................       3,805
      68    XTO Energy, Inc. .................................       2,301
                                                                ----------
                                                                   173,453
                                                                ----------
            FINANCIAL SERVICES -- 2.2%
      21    Bear Stearns Cos., Inc. (The).....................       2,214
     214    Charles Schwab Corp. (The) +......................       2,411
      69    E*Trade Financial Corp. *.........................         967
      18    Federated Investors, Inc., Class B................         534
      37    Franklin Resources, Inc. .........................       2,864
      83    Goldman Sachs Group, Inc. ........................       8,457
      43    Janus Capital Group, Inc. +.......................         639
      52    Lehman Brothers Holdings, Inc. ...................       5,153
     177    Merrill Lynch & Co., Inc. ........................       9,753
     206    Morgan Stanley Dean Witter & Co. .................      10,783
      23    T Rowe Price Group, Inc. .........................       1,452
                                                                ----------
                                                                    45,227
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.7%
     388    Altria Group, Inc. ...............................      25,114
     146    Anheuser-Busch Cos., Inc. ........................       6,661
     117    Archer-Daniels-Midland Co. .......................       2,501
      61    Campbell Soup Co. +...............................       1,874
     425    Coca-Cola Co. (The)...............................      17,723

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
      66    Coca-Cola Enterprises, Inc. ......................  $    1,457
      97    ConAgra Foods, Inc. ..............................       2,249
      69    General Mills, Inc. ..............................       3,243
      66    Heinz (H.J.) Co. .................................       2,327
      21    Hercules, Inc. *..................................         300
      41    Hershey Co. (The).................................       2,534
      66    Kellogg Co. ......................................       2,915
      25    McCormick & Co., Inc. ............................         830
      15    Molson Coors Brewing Co. .........................         911
      37    Pepsi Bottling Group, Inc. (The)..................       1,053
     314    PepsiCo., Inc. ...................................      16,934
      22    Reynolds American, Inc. +.........................       1,718
     148    Sara Lee Corp. ...................................       2,924
      31    UST, Inc. ........................................       1,415
      37    Wrigley (W.M.) Jr. Co. ...........................       2,526
                                                                ----------
                                                                    97,209
                                                                ----------
            FOREST & PAPER PRODUCTS -- 0.8%
      20    Bemis Co., Inc. ..................................         533
      49    Georgia-Pacific Corp. ............................       1,552
      92    International Paper Co. ..........................       2,779
      90    Kimberly-Clark Corp. .............................       5,614
      21    Louisiana-Pacific Corp. ..........................         511
      35    MeadWestvaco Corp. ...............................         981
      13    OfficeMax, Inc. ..................................         393
      28    Pactiv Corp. *....................................         604
      23    Temple-Inland, Inc. ..............................         866
      46    Weyerhaeuser Co. .................................       2,922
                                                                ----------
                                                                    16,755
                                                                ----------
            HEALTH SERVICES -- 0.7%
      85    Caremark Rx, Inc. *...............................       3,789
      28    Express Scripts, Inc. *...........................       1,389
      79    HCA, Inc. +.......................................       4,454
      46    Health Management Associates, Inc., Class A +.....       1,210
      25    Laboratory Corp. of American Holdings *...........       1,257
      16    Manor Care, Inc. +................................         644
      88    Tenet Healthcare Corp. *+.........................       1,076
                                                                ----------
                                                                    13,819
                                                                ----------
            HOTELS & GAMING -- 0.3%
      72    Hilton Hotels Corp. ..............................       1,708
      37    Marriott International, Inc., Class A.............       2,538
      41    Starwood Hotels & Resorts Worldwide, Inc. ........       2,372
                                                                ----------
                                                                     6,618
                                                                ----------
            INSURANCE -- 5.9%
     100    AFLAC, Inc. ......................................       4,345
      56    Ace Ltd. .........................................       2,525
      55    Aetna, Inc. ......................................       4,514
     131    Allstate Corp. (The)..............................       7,815
      21    Ambac Financial Group, Inc. ......................       1,479
     508    American International Group, Inc. ...............      29,509
      60    Aon Corp. ........................................       1,492
      25    CIGNA Corp. ......................................       2,622
      38    Chubb Corp. (The) +...............................       3,270

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            INSURANCE -- (CONTINUED)
      33    Cincinnati Financial Corp. .......................  $    1,290
      30    Humana, Inc. *....................................       1,208
      27    Jefferson-Pilot Corp. ............................       1,371
      35    Lincoln National Corp. ...........................       1,633
      31    Loews Corp. +.....................................       2,418
      27    MBIA, Inc. +......................................       1,572
      19    MGIC Investment Corp. +...........................       1,207
     100    Marsh & McLennan Cos., Inc. ......................       2,767
     147    Metlife, Inc. ....................................       6,597
      59    Principal Financial Group (The) +.................       2,464
      39    Progressive Corp. (The)...........................       3,844
     105    Prudential Financial, Inc. .......................       6,861
      25    Safeco Corp. .....................................       1,353
     132    St. Paul Travelers Cos., Inc. (The)...............       5,214
      21    Torchmark Corp. ..................................       1,086
     238    UnitedHealth Group, Inc. .........................      12,383
      60    UnumProvident Corp. +.............................       1,092
     115    WellPoint, Inc. *.................................       8,002
      27    XL Capital Ltd., Class A..........................       2,039
                                                                ----------
                                                                   121,972
                                                                ----------
            MACHINERY -- 1.3%
      34    American Standard Cos., Inc. .....................       1,404
     308    Applied Materials, Inc. ..........................       4,988
      15    Black & Decker Corp. (The) +......................       1,348
      64    Caterpillar, Inc. ................................       6,109
       8    Cummins, Inc. +...................................         612
      46    Deere & Co. ......................................       3,026
      38    Dover Corp. ......................................       1,390
      28    Eaton Corp. ......................................       1,695
      32    Ingersoll Rand Co., Ltd. .........................       2,255
      32    National Oilwell Varco, Inc. *....................       1,536
      23    Pall Corp. +......................................         707
      23    Parker-Hannifin Corp. ............................       1,395
      14    Stanley Works (The) +.............................         642
                                                                ----------
                                                                    27,107
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.6%
      96    Clear Channel Communications, Inc. ...............       2,957
     414    Comcast Corp., Class A *+.........................      12,698
      40    Donnelly (R.R.) & Sons Co. .......................       1,380
      13    Dow Jones & Co., Inc. +...........................         471
      47    Gannett Co., Inc. ................................       3,315
      34    Harrah's Entertainment, Inc. .....................       2,458
      14    Knight-Ridder, Inc. +.............................         859
      70    McGraw-Hill Cos., Inc. (The)......................       3,111
       8    Meredith Corp. ...................................         412
      27    New York Times Co. (The), Class A +...............         850
     541    News Corp., Inc. +................................       8,752
     879    Time Warner, Inc. *...............................      14,685
      56    Tribune Co. +.....................................       1,967
      55    Univision Communications, Inc. *+.................       1,501
     302    Viacom, Inc., Class B.............................       9,683
     383    Walt Disney Co. (The).............................       9,639
                                                                ----------
                                                                    74,738
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.7%
      20    Bard (C.R.), Inc. ................................  $    1,310
      10    Bausch & Lomb, Inc. +.............................         830
     116    Baxter International, Inc. .......................       4,318
      47    Becton, Dickinson & Co. ..........................       2,487
      47    Biomet, Inc. .....................................       1,635
     141    Boston Scientific Corp. *.........................       3,796
      61    Guidant Corp. ....................................       4,099
     558    Johnson & Johnson.................................      36,251
     227    Medtronic, Inc. ..................................      11,746
      68    St. Jude Medical, Inc. *..........................       2,961
      70    Stryker Corp. +...................................       3,343
      46    Zimmer Holdings, Inc. *+..........................       3,527
                                                                ----------
                                                                    76,303
                                                                ----------
            METALS, MINERALS & MINING -- 1.3%
     164    Alcoa, Inc. ......................................       4,275
      17    Allegheny Technologies, Inc. .....................         371
      21    Ball Corp. .......................................         744
     272    Corning, Inc. *...................................       4,517
      23    Engelhard Corp. ..................................         645
      27    Fortune Brands, Inc. .............................       2,424
      34    Freeport-McMoRan Copper & Gold, Inc., Class B +...       1,262
      51    Illinois Tool Works, Inc. ........................       4,080
      84    Newmont Mining Corp. .............................       3,263
      30    Nucor Corp. +.....................................       1,369
      18    Phelps Dodge Corp. ...............................       1,684
      11    Snap-On, Inc. +...................................         370
      21    United States Steel Corp. ........................         736
      19    Vulcan Materials Co. +............................       1,248
                                                                ----------
                                                                    26,988
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.6%
      18    Apartment Investment & Management Co., Class A....         732
      37    Archstone-Smith Trust.............................       1,441
      76    Equity Office Properties Trust +..................       2,529
      54    Equity Residential Properties Trust +.............       1,981
      35    Plum Creek Timber Co., Inc. ......................       1,252
      35    Prologis..........................................       1,408
      41    Simon Property Group, Inc. .......................       2,987
                                                                ----------
                                                                    12,330
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 0.2%
      52    Moody's Corp. ....................................       2,329
      34    Quest Diagnostics, Inc. +.........................       1,822
                                                                ----------
                                                                     4,151
                                                                ----------
            RETAIL -- 6.8%
      69    Albertson's, Inc. +...............................       1,429
      12    AutoZone, Inc. *+.................................       1,137
      42    Autonation, Inc. *+...............................         860
      55    Bed, Bath & Beyond, Inc. *........................       2,315
      56    Best Buy Co., Inc. ...............................       3,839
      21    Big Lots, Inc. *+.................................         282
     152    CVS Corp. ........................................       4,416
      36    Circuit City Stores, Inc. ........................         621

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
      90    Costco Wholesale Corp. ...........................  $    4,016
      27    Darden Restaurants, Inc. .........................         900
      13    Dillard's, Inc., Class A +........................         314
      57    Dollar General Corp. .............................       1,152
      31    Family Dollar Stores, Inc. .......................         817
      32    Federated Department Stores, Inc. +...............       2,345
     142    Gap, Inc. (The)...................................       2,806
     403    Home Depot, Inc. (The)............................      15,657
      61    Kohl's Corp. *....................................       3,422
     137    Kroger Co. (The) *................................       2,601
      71    Limited Brands, Inc. .............................       1,527
     145    Lowe's Cos., Inc. +...............................       8,436
      56    May Department Stores Co. (The)...................       2,257
     238    McDonald's Corp. .................................       6,596
      23    Nordstrom, Inc. ..................................       1,563
      59    Office Depot, Inc. *..............................       1,352
      49    Penney (J.C.) Co., Inc. ..........................       2,597
      29    RadioShack Corp. .................................         677
      19    Sears Holdings Corp. *............................       2,878
      24    Sherwin-Williams Co. (The)........................       1,107
     138    Staples, Inc. ....................................       2,944
      73    Starbucks Corp. *.................................       3,776
      88    TJX Cos., Inc. (The)..............................       2,148
     166    Target Corp. .....................................       9,016
      27    Tiffany & Co. +...................................         881
      42    Toys 'R' Us *.....................................        1099
     627    Wal-Mart Stores, Inc. ............................      30,241
     192    Walgreen Co. .....................................       8,816
      22    Wendy's International, Inc. ......................       1,029
      54    Yum! Brands, Inc. ................................       2,828
                                                                ----------
                                                                   140,697
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 0.1%
      12    Cooper Tire & Rubber Co. +........................         223
      33    Goodyear Tire & Rubber Co. (The) *+...............         492
      16    Sealed Air Corp. *................................         782
                                                                ----------
                                                                     1,497
                                                                ----------
            SOFTWARE & SERVICES -- 5.4%
      92    Adobe Systems, Inc. +.............................       2,624
      24    Affiliated Computer Services, Inc., Class A *.....       1,211
      43    Autodesk, Inc. ...................................       1,474
     109    Automatic Data Processing, Inc. ..................       4,592
      42    BMC Software, Inc. *..............................         745
      32    Citrix Systems, Inc. *+...........................         687
     100    Computer Associates International, Inc. ..........       2,743
      35    Computer Sciences Corp. *.........................       1,508
      73    Compuware Corp. *.................................         524
      58    Electronic Arts, Inc. *...........................       3,255
      97    Electronic Data Systems Corp. +...................       1,873
     146    First Data Corp. .................................       5,860
      36    Fiserv, Inc. *....................................       1,542
      43    IMS Health, Inc. .................................       1,053
      35    Intuit, Inc. *+...................................       1,570
      16    Mercury Interactive Corp. *.......................         621
   1,884    Microsoft Corp. ..................................      46,808

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
            SOFTWARE & SERVICES -- (CONTINUED)
      35    NCR Corp. *.......................................  $    1,229
      71    Novell, Inc. *+...................................         443
     829    Oracle Corp. *....................................      10,945
      51    Parametric Technology Corp. *.....................         325
      97    Siebel Systems, Inc. .............................         862
     639    Sun Microsystems, Inc. *..........................       2,383
      54    SunGard Data Systems, Inc. *......................       1,913
     133    Symantec Corp. *..................................       2,900
      64    Unisys Corp. *....................................         402
      80    VERITAS Software Corp. *..........................       1,957
     246    Yahoo!, Inc. *....................................       8,527
                                                                ----------
                                                                   110,576
                                                                ----------
            TRANSPORTATION -- 4.7%
     155    Boeing Co. (The)..................................      10,230
      18    Brunswick Corp. ..................................         788
      71    Burlington Northern Santa Fe Corp. ...............       3,324
      41    CSX Corp. ........................................       1,732
      99    Carnival Corp. ...................................       5,390
      28    Dana Corp. +......................................         423
     105    Delphi Corp. +....................................         489
      27    Delta Air Lines, Inc. *+..........................         101
      57    FedEx Corp. +.....................................       4,593
     345    Ford Motor Co. +..................................       3,534
      38    General Dynamics Corp. ...........................       4,119
     106    General Motors Corp. +............................       3,604
      33    Genuine Parts Co. ................................       1,344
      23    Goodrich Corp. ...................................         926
      53    Harley-Davidson, Inc. +...........................       2,649
     160    Honeywell International, Inc. ....................       5,861
      17    ITT Industries, Inc. .............................       1,689
      76    Lockheed Martin Corp. ............................       4,917
      12    Navistar International Corp. *....................         397
      76    Norfolk Southern Corp. ...........................       2,347
      67    Northrop Grumman Corp. ...........................       3,718
      33    PACCAR, Inc. .....................................       2,217
      25    Sabre Holdings Corp. +............................         491
     138    Southwest Airlines Co. ...........................       1,927
      25    Textron, Inc. ....................................       1,919
      49    Union Pacific Corp. ..............................       3,195
     209    United Parcel Service, Inc. ......................      14,448
     192    United Technologies Corp. ........................       9,859
                                                                ----------
                                                                    96,231
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 0.9%
     130    Federal Home Loan Mortgage Corp. .................       8,447
     182    Federal National Mortgage Association.............      10,600
                                                                ----------
                                                                    19,047
                                                                ----------
            UTILITIES -- 4.0%
     123    AES Corp. (The) *.................................       2,007
      31    Allegheny Energy, Inc. *+.........................         769
      51    Allied Waste Industries, Inc. *+..................         403
      38    Ameren Corp. +....................................       2,107
      72    American Electric Power Co., Inc. +...............       2,655
      41    CMS Energy Corp. *+...............................         617
     101    Calpine Corp. *+..................................         343

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE #
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            UTILITIES -- (CONTINUED)
      55    Centerpoint Energy, Inc. +........................  $      720
      37    Cinergy Corp. ....................................       1,667
      46    Consolidated Edison, Inc. +.......................       2,136
      33    Constellation Energy Group, Inc. .................       1,921
      33    DTE Energy Co. +..................................       1,529
      64    Dominion Resources, Inc. +........................       4,690
     174    Duke Energy Corp. +...............................       5,167
      62    Dynegy, Inc., Class A *+..........................         303
      61    Edison International..............................       2,478
     121    El Paso Corp. +...................................       1,393
      40    Entergy Corp. ....................................       3,007
     126    Exelon Corp. .....................................       6,442
      74    FPL Group, Inc. ..................................       3,091
      62    FirstEnergy Corp. ................................       2,978
      32    KeySpan Corp. +...................................       1,319
      20    Kinder Morgan, Inc. +.............................       1,697
      51    NiSource, Inc. ...................................       1,261
       8    Nicor, Inc. +.....................................         342
      69    PG&E Corp. +......................................       2,605
      36    PPL Corp. ........................................       2,114
       7    Peoples Energy Corp. +............................         309
      18    Pinnacle West Capital Corp. ......................         818
      47    Progress Energy, Inc. +...........................       2,108
      45    Public Service Enterprise Group, Inc. +...........       2,725
      45    Sempra Energy +...................................       1,855
     140    Southern Co. (The) +..............................       4,840
      39    TECO Energy, Inc. +...............................         734
      45    TXU Corp. ........................................       3,731
     107    Waste Management, Inc. ...........................       3,018
     107    Williams Cos., Inc. (The).........................       2,035
      75    Xcel Energy, Inc. +...............................       1,472
                                                                ----------
                                                                    79,406
                                                                ----------
            Total common stocks
              (cost $1,851,403)...............................  $2,042,241
                                                                ----------
 SHARES
---------
SHORT-TERM SECURITIES -- 10.7%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.9%
 204,077    BNY Institutional Cash Reserves Fund..............  $  204,077
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.7%
$  5,799    BPN Paribas Joint Repurchase Agreement (See Note
              2(d)) 2.75% due 07/01/05........................  $    5,799
   2,319    RBS Greenwich Capital Markets Joint Repurchase
              Agreement (See Note 2(d))
              2.80% due 07/01/05..............................       2,319
   5,930    UBS Securities Joint Repurchase Agreement (See
              Note 2(d))
              2.93% due 07/01/05..............................       5,930
                                                                ----------
                                                                    14,048
                                                                ----------
            U.S. TREASURY BILLS -- 0.1%
   1,500    2.90% due 09/22/05 ++.............................       1,490
     500    2.94% due 09/22/05 ++.............................         497
                                                                ----------
                                                                     1,987
                                                                ----------
            Total short-term securities
              (cost $220,112).................................  $  220,112
                                                                ----------
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $2,071,515) O -- 109.8%.............   2,262,353
            OTHER ASSETS, LESS LIABILITIES -- (9.8%)..........    (201,731)
                                                                ----------
            NET ASSETS -- 100%................................   2,060,622
                                                                ==========

  # See Note 2(b) of accompanying Notes to the Financial Statements regarding valuation of securities.

  *  Non-income producing during the period.

  + All or a portion of this security was on loan as of June 30, 2005 (See Note 2(h)).

  O At June 30, 2005, the cost of securities for federal income tax purposes is $2,083,750 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 460,682
      Unrealized depreciation.......................   (282,079)
                                                      ---------
      Net unrealized appreciation...................  $ 178,603
                                                      =========

  ++ The Fund had 61 Standard & Poor's 500 September 2005 Futures contracts open as of June 30, 2005. These contracts had a value of $18,231 as of June 30, 2005 and were collateralized by U.S. Treasury Bills, 2.90% -- 2.94% due 09/22/05, with a market value of $1,987.

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND

 STATEMENTS OF ASSETS AND LIABILITIES
 AS OF JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 HARTFORD
                                                              INDEX HLS FUND
                                                              --------------
ASSETS:
  Investments in securities, at value@......................    $2,262,353
  Cash......................................................             1
  Receivables:
    Investment securities sold..............................           155
    Fund shares sold........................................            29
    Dividends and interest..................................         2,468
                                                                ----------
Total assets................................................     2,265,006
                                                                ----------
LIABILITIES:
  Payable upon return of securities loaned..................       204,077
  Payables:
    Fund shares redeemed....................................            31
    Accounting services fees................................             1
    Variation margin........................................           113
  Accrued Expenses..........................................           160
  Other liabilities.........................................             2
                                                                ----------
Total liabilities...........................................       204,384
                                                                ----------
Net assets..................................................    $2,060,622
                                                                ==========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................    $1,814,853
Accumulated undistributed net investment income.............        14,456
Accumulated net realized gain (loss) on investments and
  foreign currencies........................................        40,847
Unrealized appreciation (depreciation) on investments in
  securities and foreign currencies.........................       190,466
                                                                ----------
Net assets..................................................    $2,060,622
                                                                ==========
Par value...................................................    $    0.001
                                                                ----------
Total Shares Outstanding....................................        67,103
                                                                ----------
Total Shares Authorized.....................................     4,000,000
                                                                ----------
CLASS IA:Net asset value per share..........................    $    30.73
                                                                ----------
         Shares outstanding.................................        58,732
                                                                ----------
         Shares authorized..................................     3,500,000
                                                                ----------
         Net assets.........................................    $1,804,766
                                                                ----------
CLASS IB:Net asset value per share..........................    $    30.56
                                                                ----------
         Shares outstanding.................................         8,371
                                                                ----------
         Shares authorized..................................       500,000
                                                                ----------
         Net assets.........................................    $  255,856
                                                                ----------
@ Cost of securities........................................    $2,071,515
                                                                ----------
@ Market value of securities on loan........................    $  197,208
                                                                ----------

 HARTFORD INDEX HLS FUND

 STATEMENTS OF OPERATIONS
 FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 HARTFORD
                                                              INDEX HLS FUND
                                                              --------------
INVESTMENT INCOME:
  Dividends.................................................     $ 19,029
  Interest..................................................          213
  Securities lending........................................           91
  Miscellaneous.............................................            8
                                                                 --------
    Total investment income (loss)..........................       19,341
                                                                 --------
EXPENSES:
  Investment advisory fees..................................        2,042
  Administrative services fees..............................        2,100
  Accounting services.......................................          210
  Board of Directors fees...................................           18
  Custodian fees, gross.....................................           24
  Distribution fees -- Class IB.............................          313
  Other expenses............................................          181
                                                                 --------
    Total expenses (fees paid indirectly)...................        4,888
  Less: Fees paid indirectly
    Custodian offsets.......................................           (2)
                                                                 --------
    Total expenses, net.....................................        4,886
                                                                 --------
  Net investment income (loss)..............................       14,455
                                                                 --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on securities....................       53,398
  Net realized gain (loss) on futures contracts.............         (270)
  Net unrealized appreciation (depreciation) on
    securities..............................................      (90,833)
  Net unrealized appreciation (depreciation) on futures
    contracts...............................................         (418)
                                                                 --------
  Net realized and unrealized gain (loss) on investments....      (38,123)
                                                                 --------
  Net increase (decrease) in net assets resulting from
    operations..............................................     $(23,668)
                                                                 ========

The accompanying notes are an integral part of these financial statements.

 HARTFORD INDEX HLS FUND

 STATEMENTS OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                     FOR THE
                                                              SIX MONTH PERIOD ENDED        FOR THE
                                                                  JUNE 30, 2005           YEAR ENDED
                                                                   (UNAUDITED)         DECEMBER 31, 2004
                                                              ----------------------   -----------------
OPERATIONS:
  Net investment income (loss)..............................        $   14,455            $   34,210
  Net realized gain (loss) on investments...................            53,128                62,083
  Net unrealized appreciation (depreciation) on
    investments.............................................           (91,251)              115,680
                                                                    ----------            ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................           (23,668)              211,973
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................            (7,874)              (24,079)
    Class IB................................................              (967)               (2,641)
  From net realized gain on investments
    Class IA................................................           (56,659)               (6,629)
    Class IB................................................            (8,074)                 (777)
                                                                    ----------            ----------
  Total distributions.......................................           (73,574)              (34,126)
CAPITAL SHARE TRANSACTIONS:
  Class IA
    Sold....................................................            78,988               476,774
    Issued on reinvestment of distributions.................            64,533                30,708
    Redeemed................................................          (226,771)             (627,054)
                                                                    ----------            ----------
  Total Cost of Shares......................................           (83,250)             (119,572)
  Class IB
    Sold....................................................            34,455                82,627
    Issued on reinvestment of distributions.................             9,041                 3,418
    Redeemed................................................           (28,811)              (48,281)
                                                                    ----------            ----------
  Total Cost of Shares......................................            14,685                37,764
                                                                    ----------            ----------
  Net increase (decrease) from capital share transactions...           (68,565)              (81,808)
                                                                    ----------            ----------
  Net increase (decrease) in net assets.....................          (165,807)               96,039
NET ASSETS:
  Beginning of period.......................................        $2,226,429            $2,130,390
                                                                    ==========            ==========
  End of period.............................................        $2,060,622            $2,226,429
                                                                    ==========            ==========
  Accumulated undistributed net investment income (loss)....        $   14,456            $    8,842
                                                                    ==========            ==========
SHARES:
  Class IA
    Sold....................................................             2,489                15,779
    Issued on reinvestment of distributions.................             2,062                   974
    Redeemed................................................            (7,169)              (20,765)
                                                                    ----------            ----------
  Total Shares..............................................            (2,618)               (4,012)
                                                                    ----------            ----------
  Class IB
    Sold....................................................             1,098                 2,756
    Issued on reinvestment of distributions.................               290                   109
    Redeemed................................................              (917)               (1,609)
                                                                    ----------            ----------
  Total Shares..............................................               471                 1,256
                                                                    ----------            ----------

 HARTFORD INDEX HLS FUND

 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 2005
 ($000'S OMITTED)
--------------------------------------------------------------------------------

1.  ORGANIZATION:

    Hartford Index HLS Fund (the "Fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("HLIC") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policy holders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans.

    The Fund is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund is a component of The Hartford HLS Funds (the "HLS Funds").

    The Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended. Income and expenses, realized and unrealized capital gains and losses are allocated to each class the Fund based on the ratio of prior day's net assets.

    Indemnifications -- Under the Fund's organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

    The Fund is available for purchase by the separate accounts of different variable universal life policies, variable annuity products, and funding agreements and is offered directly to certain qualified retirement plans ("Products"). Although existing Products contain transfer restrictions, some Products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as the result of the settlement of litigation against Hartford Life, the issuers of such variable annuity products, Hartford Life's products, the Fund's ability to restrict transfers by certain owners of older variable annuity products is limited. In February 2005, Hartford Life agreed in principle with the Board of Directors of the Fund to indemnify the Fund for any material harm caused to the Fund from frequent trading by these contract owners. The specific terms of the indemnification have not been determined nor have any dollar amounts, relating to the indemnification, been recorded by the Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Fund, which are in accordance with accounting principles generally accepted in the investment company industry:

    a) Security Transactions -- Security transactions are accounted for on the trade date (the day the order to buy or sell is executed). Security gains and loses are determined on the basis of identified cost.

    b) Security Valuation and Investment Income -- Equity securities are valued at the last sales price or official closing price reported on principal securities exchanges on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day, then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in net assets.

        Short-term securities held in the Fund are purchased with a maturity of 60 days or less are valued at amortized cost.

        The Fund generally uses market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, the fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund, uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

        Investment income such as dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------

    c) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. The Fund had no repurchase agreements for the six month period ended June 30, 2005.

    d) Joint Trading Account -- Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management Company (Hartford Investment Management), a wholly owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of June 30, 2005 there are no joint trading accounts.

    e) Futures, Options on Futures and Options Transactions -- The Fund may invest in futures contracts and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Fund enters into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Fund's Board of Directors.

        At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

        The use of futures contracts involve elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Change in the value of the futures contracts may decrease the effectiveness of the Fund's strategies and potentially result in loss.

        The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statements of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

        The Fund may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option and exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statements of Assets and Liabilities, which increases the Fund's return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk loss from a change in value of such options, which may exceed the related premiums received. The Fund had no written option activity for the six month period ended June 30, 2005.

    g) Indexed Securities -- The Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Fund uses these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities are shown at market value in the Statement of Net Assets, if applicable. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

    h) Securities Lending -- The Fund may lend their securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash, which is then invested in short-term money market instruments with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially.

    i) Federal Income Taxes -- For federal income tax purposes, the Fund intends to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    j) Fund Share Valuation and Distributions to Shareholders -- Orders for the Fund's shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each

 HARTFORD INDEX HLS FUND

 JUNE 30, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

        business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

        Dividends are declared by the Fund's Board of Directors based upon the investment performance of the respective Fund. The policy of the Fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

        Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions result in reclassifications to capital accounts (see Note 5).

    k) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    l) Illiquid Securities -- The Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business with in seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when their sub-advisor considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investment were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid Illiquid securities and investments also may be more difficult to value, do to the unavailability of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on net asset value. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to qualifying institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors. For the six month period ended June 30, 2005, the Fund held no illiquid securities.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Fund pursuant to investment management agreements approved by the Fund's Board of Directors and shareholders. The rate of compensation paid to HL Advisors for services rendered was 0.20% per annum based on the average daily net assets of the Fund, a portion of which is used to compensate Hartford Investment Management.

        Pursuant to investment services agreements between HL Advisors and Hartford Investment Management, Hartford Investment Management provides the day-to-day investment management services to the Fund. Hartford Investment Management determines the purchase and sale of portfolio securities and places such orders for execution in the name of the Fund. In conjunction with their investment activity, Hartford Investment Management regularly furnishes reports to the Fund's Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

    b) Administrative Services Agreement -- Under the Administrative Services Agreement between Hartford Life Insurance Company (HLIC) and the Fund, HLIC provides administrative services to the Fund and receives monthly compensation at the annual rate of 0.20% of the Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, accounting, custody, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HLIC or any other related company.

    c) Accounting Services Agreement -- Under the Fund Accounting Agreement between HLIC and Hartford Series Fund, Inc., HLIC provides accounting services to the Funds and receives monthly compensation at the annual rate of 0.02% of each Fund's average daily net assets plus expenses.

    d) Operating Expenses -- Allocable expenses of the Fund are charged to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Mutual Funds. Non-allocable expenses are charged to the Fund based on specific identification.

    e) Expense Offset -- The Fund has entered into an agreement with State Street Global Markets, LLC and Frank Russell Securities, Inc. to partially recapture non-discounted trade commissions. Such rebates are used solely to reduce the Fund's operating expenses. The Fund's custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in the non-interest-bearing custody account. For the six month period ended June 30, 2005, these amounts are included in the Statement of Operations.

--------------------------------------------------------------------------------

        The ratio of expenses to average net assets excludes expense offsets in the financial highlights. Had the expense offsets been included, the annualized ratio for the six month period ended June 30, 2005, would have been as follows:

                                                                                               FOR THE SIX MONTH
                                                                       FOR THE YEAR ENDED         PERIOD ENDED
                                                                       DECEMBER 31, 2004         JUNE 30, 2005
                                                                       RATIO OF EXPENSES       RATIO OF EXPENSES
                                                                           TO AVERAGE              TO AVERAGE
                                                                        NET ASSETS AFTER        NET ASSETS AFTER
                                                                          WAIVERS AND             WAIVERS AND
                                                                            OFFSETS                 OFFSETS
                                                                      --------------------    --------------------
        FUND                                                          CLASS IA    CLASS IB    CLASS IA    CLASS IB
        ----                                                          --------    --------    --------    --------
        Hartford Index HLS Fund.....................................    0.44%       0.69%       0.44%       0.69%

    f) Distribution Plan for Class IB shares -- The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund compensates the Distributor, Hartford Security Distribution Company, Inc. (a wholly owned, ultimate subsidiary of Hartford Life, Inc.) from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

        The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.  INVESTMENT TRANSACTIONS:

    For the six month period ended June 30, 2005, the Fund's aggregate purchases amounted to a cost of $40,292 and sale of investment securities amounted to $167,614 (both excluding short-term investments).

5.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with AICPA Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Fund has recorded s reclassification of its capital account. This reclassification had no impact on the net asset value per share of the Fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of June 30, 2005, the Fund recorded a reclassification of $(370) to accumulated net investment income (loss) and a reclassification of $370 to accumulated net realized gain (loss) on investments.

6.  DISTRIBUTIONS TO SHAREHOLDERS:

    The tax character of distributions paid by the Fund during 2005, if any, will be determined at the end of the year.

    The tax character of distributions paid by the Fund during 2004 was $28,096 from ordinary income and $6,030 from long-term capital gains.

    As of December 31, 2004, the Fund's components of distributable earnings on a tax basis were undistributed ordinary income of $9,727, undistributed long-term capital gain of $63,847, and undistributed unrealized appreciation of $269,436.

7.  LINE OF CREDIT:

    The Fund participates in a $650,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. For the six month period ended June 30, 2005, the Fund did not have any borrowings under this facility.

 HARTFORD INDEX HLS FUND

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                        -----------------------------------------------------------------

                                                  NET REALIZED
                        NET ASSET      NET            AND           TOTAL      DIVIDENDS
                        VALUE AT    INVESTMENT     UNREALIZED        FROM       FROM NET
                        BEGINNING     INCOME      GAIN (LOSS)     INVESTMENT   INVESTMENT
                        OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME
                        ---------   ----------   --------------   ----------   ----------
 For the Six Month
  Period Ended June 30,
  2005 (Unaudited)
 Class IA..............  $32.17       $ 0.23        $ (0.53)       $ (0.30)      $(0.14)
 Class IB..............   32.02         0.21          (0.55)         (0.34)       (0.12)
 For the Year Ended
  December 31, 2004
 Class IA..............   29.60         0.50           2.56           3.06        (0.39)
 Class IB..............   29.49         0.44           2.53           2.97        (0.34)
 For the Year Ended
  December 31, 2003
 Class IA..............   23.46         0.36           6.23           6.59        (0.37)
 Class IB..............   23.39         0.31           6.19           6.50        (0.32)
 For the Year Ended
  December 31, 2002
 Class IA..............   31.81(5)      0.32(5)       (8.29)(5)      (7.97)(5)    (0.28)(5)
 Class IB..............   31.75(5)      0.28(5)       (8.30)(5)      (8.02)(5)    (0.24)(5)
 For the Year Ended
  December 31, 2001
 Class IA..............   37.25(5)      0.31(5)       (4.87)(5)      (4.56)(5)    (0.29)(5)
 Class IB..............   37.20(5)      0.30(5)       (4.91)(5)      (4.61)(5)    (0.25)(5)
 For the Year Ended
  December 31, 2000
 Class IA..............   41.89(5)      0.30(5)       (4.24)(5)      (3.94)(5)    (0.31)(5)
 Class IB..............   41.89(5)      0.37(5)       (4.39)(5)      (4.02)(5)    (0.28)(5)

                                   -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                         -------------------------------------------------------------------------------------

                         DIVIDENDS    DISTRIBUTIONS                                   NET INCREASE
                         IN EXCESS      FROM NET                                       (DECREASE)    NET ASSET
                           OF NET       REALIZED                                         IN NET      VALUE AT
                         INVESTMENT     GAINS ON      DISTRIBUTIONS       TOTAL          ASSETS       END OF
                           INCOME      INVESTMENTS    FROM CAPITAL    DISTRIBUTIONS      VALUE        PERIOD
                         ----------   -------------   -------------   -------------   ------------   ---------
 For the Six Month
  Period Ended June 30,
  2005 (Unaudited)
 Class IA..............     $ --         $ (1.00)        $    --         $(1.14)        $ (1.44)       30.73%
 Class IB..............       --           (1.00)             --          (1.12)          (1.46)       30.56
 For the Year Ended
  December 31, 2004
 Class IA..............       --           (0.10)             --          (0.49)           2.57        32.17
 Class IB..............       --           (0.10)             --          (0.44)           2.53        32.02
 For the Year Ended
  December 31, 2003
 Class IA..............       --           (0.08)             --          (0.45)           6.14        29.60
 Class IB..............       --           (0.08)             --          (0.40)           6.10        29.49
 For the Year Ended
  December 31, 2002
 Class IA..............       --(5)        (0.10)(5)          --(5)       (0.38)(5)       (8.35)(5)    23.46(5)
 Class IB..............       --(5)        (0.10)(5)          --(5)       (0.34)(5)       (8.36)(5)    23.39(5)
 For the Year Ended
  December 31, 2001
 Class IA..............       --(5)        (0.59)(5)          --(5)       (0.88)(5)       (5.44)(5)    31.81(5)
 Class IB..............       --(5)        (0.59)(5)          --(5)       (0.84)(5)       (5.45)(5)    31.75(5)
 For the Year Ended
  December 31, 2000
 Class IA..............       --(5)        (0.39)(5)          --(5)       (0.70)(5)       (4.64)(5)    37.25(5)
 Class IB..............       --(5)        (0.39)(5)          --(5)       (0.67)(5)       (4.69)(5)    37.20(5)

                              -- SELECTED PER-SHARE DATA(4) -- RATIOS AND SUPPLEMENTAL DATA --
                         --------------------------------------------------------------------------
                                                    RATIO OF     RATIO OF     RATIO OF
                                                    EXPENSES     EXPENSES       NET
                                                   TO AVERAGE   TO AVERAGE   INVESTMENT
                                     NET ASSETS    NET ASSETS   NET ASSETS   INCOME TO    PORTFOLIO
                         TOTAL        AT END OF      AFTER        BEFORE      AVERAGE     TURNOVER
                         RETURN        PERIOD      WAIVERS(3)   WAIVERS(3)   NET ASSETS    RATE(6)
                         ------      -----------   ----------   ----------   ----------   ---------
 For the Six Month
  Period Ended June 30,
  2005 (Unaudited)
 Class IA..............   (1.01)%(2)   1,804,767%     0.44%(1)     0.44%(1)      1.41%(1)      2%
 Class IB..............   (1.13)(2)      255,856      0.69(1)      0.69(1)       1.16(1)       2
 For the Year Ended
  December 31, 2004
 Class IA..............   10.39        1,973,470      0.44         0.44          1.60          5
 Class IB..............   10.12          252,959      0.69         0.69          1.35          5
 For the Year Ended
  December 31, 2003
 Class IA..............   28.13        1,934,490      0.44         0.44          1.40          3
 Class IB..............   27.81          195,900      0.69         0.69          1.15          3
 For the Year Ended
  December 31, 2002
 Class IA..............  (22.45)       1,553,260      0.44         0.44          1.18         15
 Class IB..............  (22.63)          68,832      0.67         0.69          0.95         15
 For the Year Ended
  December 31, 2001
 Class IA..............  (12.31)       1,976,361      0.43         0.43          0.91          5
 Class IB..............  (12.47)          46,056      0.61         0.68          0.73          5
 For the Year Ended
  December 31, 2000
 Class IA..............   (9.50)       2,387,000      0.43         0.43          0.75          7
 Class IB..............   (9.66)          16,272      0.61         0.68          0.57          7

---------------
(1)Annualized.
(2)Not annualized.
(3)Ratios do not reflect reductions for expense offsets (see Note 3(e)).
(4)Information presented relates to a share of capital stock outstanding for the indicated period.
(5)Per shares amounts have been restated to reflect a reverse stock split for Class IB shares effective November 22, 2002.
(6)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

 HARTFORD INDEX HLS FUND

 DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. each have a Board of Directors that elects officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation or retirement, or until his or her successor is elected and qualifies.

Each officer and three of the funds' directors, as noted in the chart below, are "interested" persons of the funds, as defined in Section 2(a)(19) of the Investment Company Act of 1940, by virtue of an affiliation with, as equity ownership of, HL Advisors or other affiliated companies. Except for Mr. Znamierowski and Ms. Jaffee, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 80 funds. Mr. Znamierowski oversees 62 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Ms. Jaffee oversees 63 funds and serves as a director only for The Hartford Mutual Funds, Inc., Hartford Series Fund, Inc. and The Hartford Income Shares Fund, Inc. Currently, all of the funds have the same officers. Correspondence may be sent to directors and officers c/o Hartford HLS Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Ms. Settimi may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the funds, date first elected or appointed to Hartford Series Fund, Inc. ("SF") and Hartford HLS Series Fund II, Inc. ("SF2"), principal occupation, and, for directors, other directorships held.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) includes additional information about fund directors, and is available upon request without charge by calling 1-800-862-6668 or writing to Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 59) Director since 2003 Chairman of the Litigation
     Committee; Co-Chairman of the Investment Committee
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of the The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

ROBERT M. GAVIN, JR.(age 65) Director since 2002 (SF) and 1986 (SF2), Chairman of the Board
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

DUANE E. HILL (age 60) Director since 2001 (SF) and 2002 (SF2), Chairman of the
     Nominating Committee
     Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

SANDRA S. JAFFEE (age 63) Director since 2005(SF)
     Ms. Jaffee is an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank's Global Securities Services (1995-2003).

PHILLIP O. PETERSON (age 60) Director since 2002 (SF) and 2000 (SF2), Chairman of the Audit Committee
     Mr. Peterson is a mutual fund industry consultant. From January 2004 to April 2005, Mr. Peterson served as Independent President of Strong Mutual Funds. Mr. Peterson was a partner of KPMG LLP until July 1999.

---------------
(1) Director of Hartford Series Fund, Inc. only. Ms. Jaffee is a consultant for a controlling shareholder of Institutional Shareholder Services, Inc. an unaffiliated third party corporate governance research service company ("ISS"), and serves as a director of ISS and as a member of the Executive Committee of the board of directors of ISS. From time to time, ISS may provide in-depth analyses of shareholder meeting agendas, vote recommendations, record-keeping or vote disclosure services to one or more of the sub-advisers to the Funds.

 HARTFORD INDEX HLS FUND

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 47) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life, Inc. Mr. Marra was named President of Hartford Life, Inc. in 2001 and Chief Operating Officer in 2000, and served as Director of Hartford Life Inc.'s Investment Products Division from 1998 to 2000. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors").

LOWNDES A. SMITH (age 65) Director since 1996 (SF) and 2002 (SF2) Co-Chairman of the Investment Committee
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of Hartford Life Insurance Company from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group Ltd. since November 2003.

DAVID M. ZNAMIEROWSKI (age 45) Director since 1999 (SF), President since 1999
     (SF) and 2001 (SF2)
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment Management"), Executive Vice President and Chief Investment Officer of Hartford Life and Executive Vice President and Chief Investment Officer of The Hartford. Mr. Znamierowski is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors.

OTHER OFFICERS

WILLIAM H. DAVISON, JR. (age 48) Vice President since 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment Management. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 47) Vice President since 2002 (SF) and 1993 (SF2),
     Controller and Treasurer since 2004
     Ms. Fagely has been a Vice President of Hartford Administrative Services Company ("HASCO") since 1998. Prior to 1998, she was Second Vice President of HASCO. Ms. Fagely is a Vice President of Hartford Life Insurance Company, where she served as Assistant Vice President from December 2001 through May 2005. In addition, she is Controller of HIFSCO.

MARY JANE FORTIN (age 40) Vice President since 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life Insurance Company. She also serves as Vice President of HL Advisors and HIFSCO. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 53) Vice President since 1996 (SF) and 2001 (SF2), Chief
     Compliance Officer since 2004
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company. In addition, he serves as Chief Broker/Dealer Compliance Officer for HIFSCO.

STEPHEN T. JOYCE (age 46) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Solutions Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors.

---------------
(2) From February 1, 2005 to March 27, 2005, John C. Walters served as President and Chief Executive Officer of the Companies.

 HARTFORD INDEX HLS FUND

--------------------------------------------------------------------------------

EDWARD P. MACDONALD (age 38) Vice President and Secretary since 2005
     Mr. Macdonald serves as Assistant General Counsel of The Hartford. Prior to joining The Hartford in 2005, Mr. Macdonald was with Prudential Financial (formerly American Skandia Investment Services, Inc.) where he served as Chief Counsel, Investment Management (July 2002 to March 2005); Senior Counsel, Securities (September 2000 to June 2002); Counsel (December 1999 to August 2000) ; and Senior Associate of Counsel (April 1999 to December
     1999).

DENISE A. SETTIMI (age 44) Vice President since 2005
     Ms. Settimi currently serves as Assistant Vice President Securities Operations of HASCO. Previously, Ms. Settimi was with American Express Financial Advisors, where she was Director of Retirement Plan Services from 1997 to 2003.

JOHN C. WALTERS (age 43) Vice President since 2000 (SF) and 2001 (SF2)
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and a record of how the Funds voted any proxies for the twelve month period ended June 30, 2005, is available
(1) without charge, upon request, by calling 1-800-862-6668 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available (1) without charge, upon request, by calling 1-800-862-6668 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements for each of the Funds at a meeting held on July 27-28, 2004, is currently available in the Funds' Statement of Additional Information.

 HARTFORD INDEX HLS FUND

 EXPENSE EXAMPLE
--------------------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first three columns of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second three columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example does not take into account fees and expenses that are applied to variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall the ending account value would be lower and expenses would be higher if the fees applied at the separate account level were reflected.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Expenses are equal to the Fund's annualized expense ratio(s) multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                                 HYPOTHETICAL (5% RETURN BEFORE
                                                ACTUAL RETURN                               EXPENSES)
                                    --------------------------------------   ---------------------------------------
                                                                EXPENSES                                  EXPENSES
                                                              PAID DURING                               PAID DURING
                                     BEGINNING      ENDING       PERIOD       BEGINNING      ENDING        PERIOD
                                      ACCOUNT      ACCOUNT    DECEMBER 31,     ACCOUNT       ACCOUNT    DECEMBER 31,
                                       VALUE        VALUE     2004 THROUGH      VALUE         VALUE     2004 THROUGH   ANNUALIZED
                                    DECEMBER 31,   JUNE 30,     JUNE 30,     DECEMBER 31,   JUNE 30,      JUNE 30,      EXPENSE
                                        2004         2005         2005           2004         2005          2005         RATIO
                                    ------------   --------   ------------   ------------   ---------   ------------   ----------
HARTFORD INDEX HLS FUND
  Class IA.........................    $1,000      $987.72       $2.17          $1,000      $1,022.61      $2.21          0.44%
  Class IB.........................    $1,000      $985.28       $3.40          $1,000      $1,021.37      $3.46          0.69%


                                     DAYS IN THE
                                     CURRENT 1/2   DAYS IN THE
                                        YEAR        FULL YEAR
                                     -----------   -----------
HARTFORD INDEX HLS FUND
  Class IA.........................      181           365
  Class IB.........................      181           365

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 TDWATERAR-8-05      Printed in U.S.A (c) 2005 The Hartford, Hartford, CT 06115






























---------------------------------
                                                                      PRESORTED
The Hartford                                                          STANDARD
P.O. Box 5085                                                       U.S. POSTAGE
Hartford, CT 06102-5085                                                 PAID
                                                                     HUDSON, MA
---------------------------------                                   PERMIT NO. 6

ITEM 2. CODE OF ETHICS.

        Not applicable to this semi-annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable to this semi-annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable to this semi-annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to this semi-annual filing.

ITEM 6. SCHEDULE OF INVESTMENTS

        The Schedule of Investments is included as part of the semi-annual report filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the policy was last filed in response to this requirement.





ITEM 11. CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

         (b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

           12(a)(1) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

             (b)     Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     HARTFORD SERIES FUND, INC.

Date: August 16, 2005                By: /s/ David M. Znamierowski
                                         -------------------------
                                         David M. Znamierowski
                                         Its: President



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  August 16, 2005               By:  /s/ David M. Znamierowski
                                         --------------------------
                                         David M. Znamierowski
                                         Its: President


Date:  August 16, 2005               By: /s/ Tamara L. Fagely
                                         --------------------------
                                         Tamara L. Fagely
                                         Its: Vice President, Controller and
                                         Treasurer

                                  EXHIBIT LIST





99.CERT         12(a)(1)    Certifications

                            (i) Section 302 certification of principal executive
                                officer

                            (ii)Section 302 certification of principal
                                financial officer

99.906CERT      12(b)        Section 906 certification of principal executive
                             officer and principal financial officer